================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

   Investment Company Act file number                811-7436
                                       --------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

              6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
              (Address of principal executive offices)(Zip code)

          Catherine L. Newell, Esquire, Vice President and Secretary
                       The DFA Investment Trust Company,
              6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2016

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

ANNUAL REPORT
---------------------------------------------------
year ended: October 31, 2016

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2016

Dear Fellow Shareholder,

On behalf of our team at Dimensional, I want to thank you for trusting us with your investments. We recognize the important role those investments play in your future plans, and we take the responsibility implied by this trust with the utmost dedication and seriousness that it deserves.

Dimensional is focused on offering consistent ways to access the performance delivered by securities in different markets and asset classes through well-diversified, efficiently managed portfolios. The importance of the word CONSISTENCY cannot be overemphasized. By being consistent in our investment approach and the quality of our implementation, we create opportunities for you to combine funds into an asset allocation that fits your goals and preferences -- enabling you to be a long-term investor in control of your investments.

We recognize markets are full of uncertainties, which highlights the importance of having efficiently managed funds focused on delivering value to investors as part of an overall asset allocation that can help overcome those uncertainties. We are fortunate to work with clients who are committed to a long-term investment philosophy. We remain committed to managing investments for our clients with the same dedication, transparency, efficiency, and consistency we have for more than 35 years.

Sincerely,

/s/ Eduardo A. Repetto

Eduardo A. Repetto
CO-CHIEF EXECUTIVE OFFICER AND CO-CHIEF INVESTMENT OFFICER

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
  LETTER TO SHAREHOLDERS
  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES............................   1
  DFA INVESTMENT DIMENSIONS GROUP INC.
     Performance Charts.................................................   2
     Management's Discussion and Analysis...............................  19
     Disclosure of Fund Expenses........................................  32
     Disclosure of Portfolio Holdings...................................  37
     Schedules of Investments/Summary Schedules of Portfolio Holdings
         Enhanced U.S. Large Company Portfolio..........................  40
         U.S. Large Cap Equity Portfolio................................  43
         U.S. Large Cap Value Portfolio.................................  46
         U.S. Targeted Value Portfolio..................................  47
         U.S. Small Cap Value Portfolio.................................  50
         U.S. Core Equity 1 Portfolio...................................  53
         U.S. Core Equity 2 Portfolio...................................  56
         U.S. Vector Equity Portfolio...................................  59
         U.S. Small Cap Portfolio.......................................  62
         U.S. Micro Cap Portfolio.......................................  65
         DFA Real Estate Securities Portfolio...........................  68
         Large Cap International Portfolio..............................  70
         International Core Equity Portfolio............................  74
         International Small Company Portfolio..........................  79
         Japanese Small Company Portfolio...............................  80
         Asia Pacific Small Company Portfolio...........................  80
         United Kingdom Small Company Portfolio.........................  81
         Continental Small Company Portfolio............................  81
         DFA International Real Estate Securities Portfolio.............  82
         DFA Global Real Estate Securities Portfolio....................  85
         DFA International Small Cap Value Portfolio....................  87
         International Vector Equity Portfolio..........................  91
         World ex U.S. Value Portfolio..................................  95
         World ex U.S. Targeted Value Portfolio.........................  96
         World ex U.S. Core Equity Portfolio............................ 102
         World Core Equity Portfolio.................................... 108
         Selectively Hedged Global Equity Portfolio..................... 109
         Emerging Markets Portfolio..................................... 110
         Emerging Markets Small Cap Portfolio........................... 110
         Emerging Markets Value Portfolio............................... 110
         Emerging Markets Core Equity Portfolio......................... 111
     Statements of Assets and Liabilities............................... 115
     Statements of Operations........................................... 122
     Statements of Changes in Net Assets................................ 129
     Financial Highlights............................................... 139
     Notes to Financial Statements...................................... 161
     Report of Independent Registered Public Accounting Firm............ 194
     Section 19(a) Notice............................................... 195

TABLE OF CONTENTS
CONTINUED

                                                                         PAGE
                                                                         ----
  DFA INVESTMENT DIMENSIONS GROUP INC. - DFA COMMODITY STRATEGY
    PORTFOLIO
     Performance Charts................................................. 198
     Management's Discussion and Analysis............................... 199
     Consolidated Disclosure of Fund Expenses........................... 200
     Consolidated Disclosure of Portfolio Holdings...................... 201
     Consolidated Schedule of Investments............................... 202
     Consolidated Statement of Assets and Liabilities................... 207
     Consolidated Statement of Operations............................... 208
     Consolidated Statements of Changes in Net Assets................... 209
     Consolidated Financial Highlights.................................. 210
     Consolidated Notes to Financial Statements......................... 211
     Report of Independent Registered Public Accounting Firm............ 224
  DIMENSIONAL INVESTMENT GROUP INC.
     Performance Charts................................................. 225
     Management's Discussion and Analysis............................... 227
     Disclosure of Fund Expenses........................................ 230
     Disclosure of Portfolio Holdings................................... 232
     Schedule of Investments/Summary Schedule of Portfolio Holdings
         DFA International Value Portfolio.............................. 233
         U.S. Large Company Portfolio................................... 234
     Statements of Assets and Liabilities............................... 237
     Statements of Operations........................................... 238
     Statements of Changes in Net Assets................................ 239
     Financial Highlights............................................... 240
     Notes to Financial Statements...................................... 243
     Report of Independent Registered Public Accounting Firm............ 253
     Section 19(a) Notice............................................... 254
  THE DFA INVESTMENT TRUST COMPANY
     Performance Charts................................................. 255
     Management's Discussion and Analysis............................... 260
     Disclosure of Fund Expenses........................................ 265
     Disclosure of Portfolio Holdings................................... 267
     Summary Schedules of Portfolio Holdings
         The U.S. Large Cap Value Series................................ 269
         The DFA International Value Series............................. 272
         The Japanese Small Company Series.............................. 276
         The Asia Pacific Small Company Series.......................... 279
         The United Kingdom Small Company Series........................ 282
         The Continental Small Company Series........................... 285
         The Canadian Small Company Series.............................. 288
         The Emerging Markets Series.................................... 291
         The Emerging Markets Small Cap Series.......................... 295
     Statements of Assets and Liabilities............................... 299
     Statements of Operations........................................... 301
     Statements of Changes in Net Assets................................ 303
     Financial Highlights............................................... 306
     Notes to Financial Statements...................................... 311
     Report of Independent Registered Public Accounting Firm............ 323

TABLE OF CONTENTS
CONTINUED

                                                                         PAGE
                                                                         ----
  DIMENSIONAL EMERGING MARKETS VALUE FUND
     Performance Charts................................................. 324
     Management's Discussion and Analysis............................... 325
     Disclosure of Fund Expenses........................................ 327
     Disclosure of Portfolio Holdings................................... 328
     Summary Schedule of Portfolio Holdings............................. 329
     Statement of Assets and Liabilities................................ 333
     Statement of Operations............................................ 334
     Statements of Changes in Net Assets................................ 335
     Financial Highlights............................................... 336
     Notes to Financial Statements...................................... 337
     Report of Independent Registered Public Accounting Firm............ 345
  FUND MANAGEMENT....................................................... 346
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES........................... 361
  NOTICE TO SHAREHOLDERS................................................ 362

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
##      Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
        Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
        Trustees.
^^      Security pledged as collateral for the Open Futures Contracts.
++      Security pledged as collateral for Swap Agreements.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund(s).
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                   Enhanced U.S. Large Company
                           Portfolio                    S&P 500/R/ Index
                ---------------------------------      ------------------
10/1/2006                   $10,000                          $10,000
11/1/2006                    10,196                           10,190
12/1/2006                    10,332                           10,333
 1/1/2007                    10,479                           10,489
 2/1/2007                    10,273                           10,284
 3/1/2007                    10,391                           10,399
 4/1/2007                    10,840                           10,860
 5/1/2007                    11,212                           11,239
 6/1/2007                    11,016                           11,052
 7/1/2007                    10,684                           10,709
 8/1/2007                    10,830                           10,870
 9/1/2007                    11,233                           11,277
10/1/2007                    11,413                           11,456
11/1/2007                    10,933                           10,977
12/1/2007                    10,855                           10,901
 1/1/2008                    10,175                           10,247
 2/1/2008                     9,846                            9,914
 3/1/2008                     9,802                            9,871
 4/1/2008                    10,263                           10,352
 5/1/2008                    10,405                           10,486
 6/1/2008                     9,521                            9,602
 7/1/2008                     9,444                            9,522
 8/1/2008                     9,588                            9,659
 9/1/2008                     8,705                            8,799
10/1/2008                     7,221                            7,321
11/1/2008                     6,730                            6,796
12/1/2008                     6,809                            6,868
 1/1/2009                     6,238                            6,289
 2/1/2009                     5,556                            5,619
 3/1/2009                     6,062                            6,112
 4/1/2009                     6,660                            6,696
 5/1/2009                     7,058                            7,071
 6/1/2009                     7,083                            7,085
 7/1/2009                     7,643                            7,621
 8/1/2009                     7,942                            7,896
 9/1/2009                     8,254                            8,191
10/1/2009                     8,104                            8,039
11/1/2009                     8,617                            8,521
12/1/2009                     8,765                            8,685
 1/1/2010                     8,463                            8,373
 2/1/2010                     8,740                            8,632
 3/1/2010                     9,254                            9,153
 4/1/2010                     9,405                            9,298
 5/1/2010                     8,664                            8,555
 6/1/2010                     8,219                            8,107
 7/1/2010                     8,799                            8,675
 8/1/2010                     8,408                            8,284
 9/1/2010                     9,160                            9,023
10/1/2010                     9,514                            9,366
11/1/2010                     9,501                            9,368
12/1/2010                    10,137                            9,994
 1/1/2011                    10,390                           10,231
 2/1/2011                    10,732                           10,581
 3/1/2011                    10,732                           10,585
 4/1/2011                    11,074                           10,899
 5/1/2011                    10,972                           10,775
 6/1/2011                    10,783                           10,596
 7/1/2011                    10,580                           10,380
 8/1/2011                     9,998                            9,816
 9/1/2011                     9,289                            9,126
10/1/2011                    10,314                           10,124
11/1/2011                    10,251                           10,101
12/1/2011                    10,365                           10,205
 1/1/2012                    10,852                           10,662
 2/1/2012                    11,325                           11,123
 3/1/2012                    11,709                           11,489
 4/1/2012                    11,645                           11,417
 5/1/2012                    10,941                           10,731
 6/1/2012                    11,400                           11,173
 7/1/2012                    11,593                           11,328
 8/1/2012                    11,862                           11,583
 9/1/2012                    12,167                           11,883
10/1/2012                    11,948                           11,663
11/1/2012                    12,025                           11,731
12/1/2012                    12,124                           11,838
 1/1/2013                    12,745                           12,451
 2/1/2013                    12,926                           12,620
 3/1/2013                    13,405                           13,093
 4/1/2013                    13,663                           13,346
 5/1/2013                    13,974                           13,658
 6/1/2013                    13,760                           13,474
 7/1/2013                    14,486                           14,160
 8/1/2013                    14,058                           13,750
 9/1/2013                    14,499                           14,181
10/1/2013                    15,173                           14,833
11/1/2013                    15,640                           15,285
12/1/2013                    16,017                           15,672
 1/1/2014                    15,484                           15,130
 2/1/2014                    16,185                           15,822
 3/1/2014                    16,310                           15,955
 4/1/2014                    16,440                           16,073
 5/1/2014                    16,844                           16,450
 6/1/2014                    17,167                           16,790
 7/1/2014                    16,920                           16,559
 8/1/2014                    17,610                           17,221
 9/1/2014                    17,350                           16,980
10/1/2014                    17,779                           17,394
11/1/2014                    18,287                           17,862
12/1/2014                    18,186                           17,817
 1/1/2015                    17,694                           17,282
 2/1/2015                    18,678                           18,276
 3/1/2015                    18,410                           17,986
 4/1/2015                    18,574                           18,159
 5/1/2015                    18,827                           18,393
 6/1/2015                    18,429                           18,037
 7/1/2015                    18,832                           18,414
 8/1/2015                    17,653                           17,303
 9/1/2015                    17,236                           16,875
10/1/2015                    18,713                           18,299
11/1/2015                    18,743                           18,353
12/1/2015                    18,382                           18,064
 1/1/2016                    17,504                           17,167
 2/1/2016                    17,504                           17,144
 3/1/2016                    18,750                           18,307
 4/1/2016                    18,846                           18,378
 5/1/2016                    19,166                           18,708
 6/1/2016                    19,252                           18,757
 7/1/2016                    19,973                           19,448
 8/1/2016                    19,973                           19,476
 9/1/2016                    19,971                           19,479         Past performance is not predictive of
10/1/2016                    19,602                           19,124         future performance.
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE         FIVE          TEN                would pay on fund distributions or the
          TOTAL RETURN          YEAR        YEARS        YEARS               redemption of fund shares.
          -----------------------------------------------------------        The S&P data are provided by Standard
                                4.75%       13.70%       6.96%               & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP EQUITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
JUNE 25, 2013-OCTOBER 31, 2016

                                [CHART]


                       U.S. Large Cap
                      Equity Portfolio        Russell 1000/R/ Index
                     -----------------        ---------------------

  6/1/2013                 $10,000                    $10,000
  6/1/2013                  10,020                     10,130
  7/1/2013                  10,550                     10,672
  8/1/2013                  10,270                     10,378
  9/1/2013                  10,630                     10,740
 10/1/2013                  11,101                     11,213
 11/1/2013                  11,452                     11,527
 12/1/2013                  11,757                     11,838
  1/1/2014                  11,333                     11,460
  2/1/2014                  11,878                     12,004
  3/1/2014                  11,985                     12,080
  4/1/2014                  12,046                     12,137
  5/1/2014                  12,319                     12,416
  6/1/2014                  12,623                     12,699
  7/1/2014                  12,410                     12,493
  8/1/2014                  12,928                     13,010
  9/1/2014                  12,654                     12,781
 10/1/2014                  12,899                     13,094
 11/1/2014                  13,205                     13,437
 12/1/2014                  13,175                     13,405
  1/1/2015                  12,775                     13,037
  2/1/2015                  13,555                     13,790
  3/1/2015                  13,391                     13,619
  4/1/2015                  13,463                     13,715
  5/1/2015                  13,659                     13,895
  6/1/2015                  13,399                     13,634
  7/1/2015                  13,564                     13,897
  8/1/2015                  12,768                     13,061
  9/1/2015                  12,374                     12,703
 10/1/2015                  13,350                     13,731
 11/1/2015                  13,391                     13,776
 12/1/2015                  13,081                     13,528
  1/1/2016                  12,350                     12,800
  2/1/2016                  12,412                     12,796
  3/1/2016                  13,260                     13,687
  4/1/2016                  13,302                     13,762
  5/1/2016                  13,522                     14,003
  6/1/2016                  13,491                     14,034          Past performance is not predictive of
  7/1/2016                  14,029                     14,569          future performance.
  8/1/2016                  14,071                     14,588          The returns shown do not reflect the
  9/1/2016                  14,104                     14,600          deduction of taxes that a shareholder
 10/1/2016                  13,818                     14,315          would pay on fund distributions or the
            AVERAGE ANNUAL         ONE           SINCE                 redemption of fund shares.
            TOTAL RETURN           YEAR        INCEPTION               Russell data copyright (C) Russell
            ---------------------------------------------------        Investment Group 1995-2016, all rights
                                   3.51%        10.14%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                U.S. Large Cap Value Portfolio    Russell 1000/R/ Value Index
               -------------------------------    ---------------------------
10/1/2006                   $10,000                         $10,000
11/1/2006                    10,189                          10,228
12/1/2006                    10,393                          10,458
 1/1/2007                    10,694                          10,592
 2/1/2007                    10,533                          10,427
 3/1/2007                    10,602                          10,588
 4/1/2007                    11,052                          10,979
 5/1/2007                    11,505                          11,375
 6/1/2007                    11,318                          11,109
 7/1/2007                    10,615                          10,595
 8/1/2007                    10,413                          10,714
 9/1/2007                    10,682                          11,082
10/1/2007                    10,740                          11,083
11/1/2007                    10,138                          10,542
12/1/2007                    10,106                          10,440
 1/1/2008                     9,718                          10,022
 2/1/2008                     9,418                           9,602
 3/1/2008                     9,330                           9,530
 4/1/2008                     9,915                           9,994
 5/1/2008                    10,151                           9,978
 6/1/2008                     9,038                           9,023
 7/1/2008                     8,937                           8,991
 8/1/2008                     9,113                           9,144
 9/1/2008                     8,293                           8,472
10/1/2008                     6,425                           7,005
11/1/2008                     5,795                           6,503
12/1/2008                     5,983                           6,593
 1/1/2009                     5,273                           5,835
 2/1/2009                     4,533                           5,055
 3/1/2009                     4,978                           5,488
 4/1/2009                     5,784                           6,076
 5/1/2009                     6,228                           6,452
 6/1/2009                     6,152                           6,404
 7/1/2009                     6,732                           6,928
 8/1/2009                     7,190                           7,290
 9/1/2009                     7,503                           7,572
10/1/2009                     7,180                           7,340
11/1/2009                     7,584                           7,754
12/1/2009                     7,789                           7,891
 1/1/2010                     7,606                           7,669
 2/1/2010                     7,935                           7,911
 3/1/2010                     8,554                           8,426
 4/1/2010                     8,824                           8,645
 5/1/2010                     8,069                           7,934
 6/1/2010                     7,459                           7,487
 7/1/2010                     8,042                           7,994
 8/1/2010                     7,550                           7,652
 9/1/2010                     8,290                           8,246
10/1/2010                     8,596                           8,493
11/1/2010                     8,531                           8,448
12/1/2010                     9,360                           9,115
 1/1/2011                     9,662                           9,321
 2/1/2011                    10,184                           9,665
 3/1/2011                    10,230                           9,703
 4/1/2011                    10,486                           9,962
 5/1/2011                    10,337                           9,856
 6/1/2011                    10,149                           9,654
 7/1/2011                     9,686                           9,334
 8/1/2011                     8,866                           8,752
 9/1/2011                     7,971                           8,090
10/1/2011                     9,071                           9,016
11/1/2011                     8,996                           8,970
12/1/2011                     9,066                           9,151
 1/1/2012                     9,516                           9,497
 2/1/2012                    10,066                           9,875
 3/1/2012                    10,250                          10,168
 4/1/2012                    10,037                          10,064
 5/1/2012                     9,324                           9,474
 6/1/2012                     9,824                           9,945
 7/1/2012                     9,920                          10,047
 8/1/2012                    10,311                          10,266
 9/1/2012                    10,687                          10,591
10/1/2012                    10,716                          10,539
11/1/2012                    10,740                          10,535
12/1/2012                    11,066                          10,753
 1/1/2013                    11,834                          11,452
 2/1/2013                    11,984                          11,616
 3/1/2013                    12,560                          12,076
 4/1/2013                    12,686                          12,259
 5/1/2013                    13,209                          12,573
 6/1/2013                    13,057                          12,463
 7/1/2013                    13,841                          13,135
 8/1/2013                    13,427                          12,637
 9/1/2013                    13,824                          12,954
10/1/2013                    14,522                          13,521
11/1/2013                    15,128                          13,898
12/1/2013                    15,528                          14,250
 1/1/2014                    14,914                          13,744
 2/1/2014                    15,415                          14,338
 3/1/2014                    15,776                          14,681
 4/1/2014                    15,880                          14,820
 5/1/2014                    16,224                          15,037
 6/1/2014                    16,666                          15,430
 7/1/2014                    16,543                          15,167
 8/1/2014                    17,067                          15,725
 9/1/2014                    16,642                          15,400
10/1/2014                    16,771                          15,746
11/1/2014                    16,965                          16,069
12/1/2014                    17,091                          16,167
 1/1/2015                    16,241                          15,521
 2/1/2015                    17,387                          16,272
 3/1/2015                    17,054                          16,050
 4/1/2015                    17,402                          16,200
 5/1/2015                    17,589                          16,395
 6/1/2015                    17,304                          16,068
 7/1/2015                    17,259                          16,138
 8/1/2015                    16,209                          15,177
 9/1/2015                    15,685                          14,719
10/1/2015                    16,965                          15,830
11/1/2015                    17,026                          15,890
12/1/2015                    16,494                          15,548
 1/1/2016                    15,370                          14,745
 2/1/2016                    15,396                          14,741
 3/1/2016                    16,515                          15,803
 4/1/2016                    16,961                          16,135
 5/1/2016                    17,187                          16,386
 6/1/2016                    17,169                          16,527              Past performance is not predictive of
 7/1/2016                    17,759                          17,007              future performance.
 8/1/2016                    17,965                          17,138              The returns shown do not reflect the
 9/1/2016                    18,051                          17,103              deduction of taxes that a shareholder
10/1/2016                    17,741                          16,838              would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE           TEN                redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS         YEARS               Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2016, all rights
                                  4.58%        14.36%        5.90%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R1 VS.
RUSSELL 2000(R) VALUE INDEX
JANUARY 31, 2008-OCTOBER 31, 2016

                                    [CHART]


                    U.S. Targeted
              Value Portfolio - Class R1        Russell 2000/R/ Value Index
              --------------------------        ---------------------------
 1/1/2008               $10,000                           $10,000
 2/1/2008                 9,750                             9,603
 3/1/2008                 9,821                             9,747
 4/1/2008                10,152                            10,056
 5/1/2008                10,613                            10,400
 6/1/2008                 9,538                             9,402
 7/1/2008                 9,790                             9,884
 8/1/2008                10,233                            10,353
 9/1/2008                 9,575                             9,868
10/1/2008                 7,504                             7,897
11/1/2008                 6,525                             6,982
12/1/2008                 6,946                             7,412
 1/1/2009                 5,999                             6,353
 2/1/2009                 5,204                             5,471
 3/1/2009                 5,777                             5,956
 4/1/2009                 6,902                             6,901
 5/1/2009                 7,137                             7,051
 6/1/2009                 7,107                             7,028
 7/1/2009                 7,959                             7,841
 8/1/2009                 8,379                             8,212
 9/1/2009                 8,844                             8,624
10/1/2009                 8,207                             8,051
11/1/2009                 8,484                             8,308
12/1/2009                 9,150                             8,937
 1/1/2010                 8,943                             8,675
 2/1/2010                 9,449                             9,077
 3/1/2010                10,229                             9,832
 4/1/2010                10,973                            10,520
 5/1/2010                 9,981                             9,631
 6/1/2010                 9,031                             8,790
 7/1/2010                 9,735                             9,418
 8/1/2010                 8,948                             8,710
 9/1/2010                10,044                             9,645
10/1/2010                10,417                            10,019
11/1/2010                10,840                            10,273
12/1/2010                11,805                            11,127
 1/1/2011                11,883                            11,133
 2/1/2011                12,550                            11,698
 3/1/2011                12,792                            11,861
 4/1/2011                12,998                            12,053
 5/1/2011                12,678                            11,837
 6/1/2011                12,397                            11,546
 7/1/2011                11,964                            11,165
 8/1/2011                10,763                            10,178
 9/1/2011                 9,425                             9,067
10/1/2011                10,905                            10,373
11/1/2011                10,941                            10,353
12/1/2011                11,049                            10,515
 1/1/2012                11,719                            11,214
 2/1/2012                12,144                            11,380
 3/1/2012                12,369                            11,733
 4/1/2012                12,168                            11,564
 5/1/2012                11,260                            10,857
 6/1/2012                11,715                            11,380
 7/1/2012                11,657                            11,264
 8/1/2012                12,192                            11,612
 9/1/2012                12,577                            12,025
10/1/2012                12,505                            11,874
11/1/2012                12,715                            11,911
12/1/2012                13,155                            12,413
 1/1/2013                14,059                            13,152
 2/1/2013                14,291                            13,303
 3/1/2013                14,987                            13,856
 4/1/2013                14,840                            13,843
 5/1/2013                15,567                            14,257
 6/1/2013                15,460                            14,199
 7/1/2013                16,545                            15,111
 8/1/2013                15,941                            14,443
 9/1/2013                16,826                            15,277
10/1/2013                17,555                            15,773
11/1/2013                18,331                            16,389
12/1/2013                18,804                            16,698
 1/1/2014                17,913                            16,052
 2/1/2014                18,845                            16,787
 3/1/2014                19,217                            16,994
 4/1/2014                18,862                            16,557
 5/1/2014                19,044                            16,662
 6/1/2014                19,852                            17,399
 7/1/2014                18,859                            16,347
 8/1/2014                19,819                            17,058
 9/1/2014                18,629                            15,907
10/1/2014                19,217                            17,018
11/1/2014                19,110                            16,939
12/1/2014                19,348                            17,402
 1/1/2015                18,502                            16,678
 2/1/2015                19,828                            17,452
 3/1/2015                20,100                            17,747
 4/1/2015                19,891                            17,367
 5/1/2015                20,179                            17,511
 6/1/2015                20,105                            17,534
 7/1/2015                19,580                            17,051
 8/1/2015                18,783                            16,213
 9/1/2015                17,863                            15,652
10/1/2015                18,962                            16,528
11/1/2015                19,410                            16,998
12/1/2015                18,219                            16,102
 1/1/2016                16,984                            15,020
 2/1/2016                17,214                            15,123
 3/1/2016                18,680                            16,376
 4/1/2016                19,069                            16,723
 5/1/2016                19,189                            17,030
 6/1/2016                18,937                            17,082              Past performance is not predictive of
 7/1/2016                19,874                            18,003              future performance.
 8/1/2016                20,171                            18,451              The returns shown do not reflect the
 9/1/2016                20,355                            18,596              deduction of taxes that a shareholder
10/1/2016                19,760                            17,985              would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE           SINCE               redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS        INCEPTION             Russell data copyright (C) Russell
          --------------------------------------------------------------       Investment Group 1995-2016, all rights
                                4.21%       12.62%         8.10%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R2 VS.
RUSSELL 2000(R) VALUE INDEX
JUNE 30, 2008-OCTOBER 31, 2016

                                    [CHART]


                      U.S. Targeted Value
                      Portfolio - Class R2         Russell 2000/R/ Value Index
                    ------------------------       ---------------------------
 6/1/2008                   $10,000                         $10,000
 7/1/2008                    10,260                          10,513
 8/1/2008                    10,720                          11,012
 9/1/2008                    10,038                          10,496
10/1/2008                     7,860                           8,399
11/1/2008                     6,836                           7,427
12/1/2008                     7,274                           7,883
 1/1/2009                     6,272                           6,757
 2/1/2009                     5,443                           5,819
 3/1/2009                     6,038                           6,335
 4/1/2009                     7,216                           7,341
 5/1/2009                     7,459                           7,499
 6/1/2009                     7,436                           7,476
 7/1/2009                     8,321                           8,340
 8/1/2009                     8,768                           8,735
 9/1/2009                     9,248                           9,173
10/1/2009                     8,585                           8,564
11/1/2009                     8,871                           8,836
12/1/2009                     9,568                           9,506
 1/1/2010                     9,343                           9,227
 2/1/2010                     9,865                           9,655
 3/1/2010                    10,685                          10,458
 4/1/2010                    11,453                          11,190
 5/1/2010                    10,419                          10,244
 6/1/2010                     9,434                           9,350
 7/1/2010                    10,161                          10,017
 8/1/2010                     9,341                           9,264
 9/1/2010                    10,484                          10,259
10/1/2010                    10,874                          10,656
11/1/2010                    11,306                          10,927
12/1/2010                    12,308                          11,835
 1/1/2011                    12,396                          11,841
 2/1/2011                    13,085                          12,443
 3/1/2011                    13,336                          12,615
 4/1/2011                    13,544                          12,820
 5/1/2011                    13,211                          12,591
 6/1/2011                    12,926                          12,281
 7/1/2011                    12,466                          11,875
 8/1/2011                    11,214                          10,826
 9/1/2011                     9,820                           9,644
10/1/2011                    11,364                          11,034
11/1/2011                    11,401                          11,011
12/1/2011                    11,510                          11,184
 1/1/2012                    12,209                          11,927
 2/1/2012                    12,644                          12,105
 3/1/2012                    12,877                          12,480
 4/1/2012                    12,667                          12,299
 5/1/2012                    11,721                          11,548
 6/1/2012                    12,189                          12,105
 7/1/2012                    12,129                          11,981
 8/1/2012                    12,686                          12,351
 9/1/2012                    13,082                          12,791
10/1/2012                    13,007                          12,630
11/1/2012                    13,225                          12,669
12/1/2012                    13,677                          13,203
 1/1/2013                    14,611                          13,989
 2/1/2013                    14,861                          14,149
 3/1/2013                    15,577                          14,738
 4/1/2013                    15,424                          14,724
 5/1/2013                    16,181                          15,164
 6/1/2013                    16,064                          15,102
 7/1/2013                    17,185                          16,073
 8/1/2013                    16,548                          15,362
 9/1/2013                    17,472                          16,249
10/1/2013                    18,223                          16,777
11/1/2013                    19,022                          17,432
12/1/2013                    19,515                          17,760
 1/1/2014                    18,587                          17,073
 2/1/2014                    19,549                          17,855
 3/1/2014                    19,932                          18,076
 4/1/2014                    19,563                          17,611
 5/1/2014                    19,752                          17,723
 6/1/2014                    20,586                          18,507
 7/1/2014                    19,553                          17,387
 8/1/2014                    20,551                          18,143
 9/1/2014                    19,315                          16,919
10/1/2014                    19,918                          18,101
11/1/2014                    19,798                          18,017
12/1/2014                    20,051                          18,509
 1/1/2015                    19,171                          17,739
 2/1/2015                    20,540                          18,563
 3/1/2015                    20,817                          18,876
 4/1/2015                    20,600                          18,473
 5/1/2015                    20,890                          18,626
 6/1/2015                    20,816                          18,650
 7/1/2015                    20,271                          18,136
 8/1/2015                    19,443                          17,245
 9/1/2015                    18,490                          16,648
10/1/2015                    19,621                          17,580
11/1/2015                    20,077                          18,080
12/1/2015                    18,856                          17,127
 1/1/2016                    17,574                          15,976
 2/1/2016                    17,804                          16,085
 3/1/2016                    19,327                          17,419
 4/1/2016                    19,721                          17,787
 5/1/2016                    19,846                          18,114
 6/1/2016                    19,587                          18,169
 7/1/2016                    20,550                          19,149
 8/1/2016                    20,848                          19,625
 9/1/2016                    21,041                          19,779
10/1/2016                    20,414                          19,129               Past performance is not predictive of
                                                                                  future performance.
                                                                                  The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           AVERAGE ANNUAL        ONE         FIVE           SINCE                 redemption of fund shares.
           TOTAL RETURN          YEAR        YEARS        INCEPTION               Russell data copyright (C) Russell
           ---------------------------------------------------------------        Investment Group 1995-2016, all rights
                                 4.04%       12.43%         8.94%                 reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                      U.S. Targeted Value
                Portfolio - Institutional Class     Russell 2000/R/ Value Index
               ---------------------------------    ---------------------------
10/1/2006                   $10,000                           $10,000
11/1/2006                    10,343                            10,285
12/1/2006                    10,406                            10,375
 1/1/2007                    10,623                            10,530
 2/1/2007                    10,569                            10,401
 3/1/2007                    10,650                            10,526
 4/1/2007                    10,867                            10,636
 5/1/2007                    11,338                            11,026
 6/1/2007                    11,188                            10,769
 7/1/2007                    10,378                             9,852
 8/1/2007                    10,347                            10,049
 9/1/2007                    10,378                            10,095
10/1/2007                    10,403                            10,205
11/1/2007                     9,661                             9,440
12/1/2007                     9,554                             9,360
 1/1/2008                     9,097                             8,976
 2/1/2008                     8,865                             8,620
 3/1/2008                     8,941                             8,749
 4/1/2008                     9,236                             9,026
 5/1/2008                     9,662                             9,335
 6/1/2008                     8,685                             8,439
 7/1/2008                     8,911                             8,872
 8/1/2008                     9,313                             9,294
 9/1/2008                     8,724                             8,858
10/1/2008                     6,833                             7,088
11/1/2008                     5,944                             6,267
12/1/2008                     6,326                             6,653
 1/1/2009                     5,457                             5,703
 2/1/2009                     4,740                             4,910
 3/1/2009                     5,257                             5,346
 4/1/2009                     6,282                             6,195
 5/1/2009                     6,498                             6,329
 6/1/2009                     6,476                             6,309
 7/1/2009                     7,248                             7,038
 8/1/2009                     7,637                             7,372
 9/1/2009                     8,061                             7,741
10/1/2009                     7,480                             7,227
11/1/2009                     7,729                             7,457
12/1/2009                     8,343                             8,022
 1/1/2010                     8,150                             7,787
 2/1/2010                     8,606                             8,148
 3/1/2010                     9,322                             8,826
 4/1/2010                     9,996                             9,443
 5/1/2010                     9,097                             8,645
 6/1/2010                     8,233                             7,891
 7/1/2010                     8,875                             8,454
 8/1/2010                     8,156                             7,818
 9/1/2010                     9,159                             8,657
10/1/2010                     9,500                             8,993
11/1/2010                     9,880                             9,221
12/1/2010                    10,763                             9,988
 1/1/2011                    10,834                             9,993
 2/1/2011                    11,449                            10,500
 3/1/2011                    11,669                            10,646
 4/1/2011                    11,851                            10,819
 5/1/2011                    11,559                            10,626
 6/1/2011                    11,311                            10,364
 7/1/2011                    10,916                            10,022
 8/1/2011                     9,820                             9,136
 9/1/2011                     8,601                             8,139
10/1/2011                     9,952                             9,311
11/1/2011                     9,985                             9,293
12/1/2011                    10,086                             9,438
 1/1/2012                    10,698                            10,066
 2/1/2012                    11,085                            10,215
 3/1/2012                    11,294                            10,532
 4/1/2012                    11,110                            10,380
 5/1/2012                    10,281                             9,746
 6/1/2012                    10,699                            10,215
 7/1/2012                    10,647                            10,111
 8/1/2012                    11,135                            10,423
 9/1/2012                    11,489                            10,794
10/1/2012                    11,423                            10,659
11/1/2012                    11,615                            10,691
12/1/2012                    12,021                            11,142
 1/1/2013                    12,841                            11,806
 2/1/2013                    13,060                            11,941
 3/1/2013                    13,696                            12,438
 4/1/2013                    13,562                            12,426
 5/1/2013                    14,233                            12,797
 6/1/2013                    14,132                            12,745
 7/1/2013                    15,124                            13,564
 8/1/2013                    14,564                            12,964
 9/1/2013                    15,378                            13,713
10/1/2013                    16,038                            14,159
11/1/2013                    16,755                            14,711
12/1/2013                    17,194                            14,988
 1/1/2014                    16,378                            14,408
 2/1/2014                    17,224                            15,068
 3/1/2014                    17,567                            15,255
 4/1/2014                    17,249                            14,862
 5/1/2014                    17,416                            14,956
 6/1/2014                    18,152                            15,618
 7/1/2014                    17,251                            14,674
 8/1/2014                    18,129                            15,311
 9/1/2014                    17,044                            14,278
10/1/2014                    17,575                            15,276
11/1/2014                    17,484                            15,205
12/1/2014                    17,699                            15,620
 1/1/2015                    16,932                            14,970
 2/1/2015                    18,147                            15,665
 3/1/2015                    18,392                            15,930
 4/1/2015                    18,208                            15,590
 5/1/2015                    18,472                            15,719
 6/1/2015                    18,401                            15,739
 7/1/2015                    17,927                            15,305
 8/1/2015                    17,197                            14,553
 9/1/2015                    16,358                            14,050
10/1/2015                    17,365                            14,836
11/1/2015                    17,776                            15,258
12/1/2015                    16,687                            14,454
 1/1/2016                    15,555                            13,483
 2/1/2016                    15,774                            13,575
 3/1/2016                    17,113                            14,700
 4/1/2016                    17,469                            15,011
 5/1/2016                    17,587                            15,286
 6/1/2016                    17,352                            15,333
 7/1/2016                    18,211                            16,160              Past performance is not predictive of
 8/1/2016                    18,483                            16,562              future performance.
 9/1/2016                    18,656                            16,692              The returns shown do not reflect the
10/1/2016                    18,111                            16,144              deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE           TEN                  redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS         YEARS                 Russell data copyright (C) Russell
           ---------------------------------------------------------------         Investment Group 1995-2016, all rights
                                  4.29%        12.72%        6.12%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


              U.S. Small Cap Value Portfolio      Russell 2000/R/ Value Index
             --------------------------------    -----------------------------
10/1/2006               $10,000                          $10,000
11/1/2006                10,303                           10,285
12/1/2006                10,446                           10,375
 1/1/2007                10,676                           10,530
 2/1/2007                10,651                           10,401
 3/1/2007                10,767                           10,526
 4/1/2007                10,961                           10,636
 5/1/2007                11,361                           11,026
 6/1/2007                11,186                           10,769
 7/1/2007                10,331                            9,852
 8/1/2007                10,253                           10,049
 9/1/2007                10,224                           10,095
10/1/2007                10,338                           10,205
11/1/2007                 9,437                            9,440
12/1/2007                 9,324                            9,360
 1/1/2008                 8,956                            8,976
 2/1/2008                 8,702                            8,620
 3/1/2008                 8,775                            8,749
 4/1/2008                 8,920                            9,026
 5/1/2008                 9,290                            9,335
 6/1/2008                 8,351                            8,439
 7/1/2008                 8,524                            8,872
 8/1/2008                 8,878                            9,294
 9/1/2008                 8,266                            8,858
10/1/2008                 6,436                            7,088
11/1/2008                 5,600                            6,267
12/1/2008                 5,894                            6,653
 1/1/2009                 5,052                            5,703
 2/1/2009                 4,410                            4,910
 3/1/2009                 4,869                            5,346
 4/1/2009                 5,826                            6,195
 5/1/2009                 6,013                            6,329
 6/1/2009                 6,035                            6,309
 7/1/2009                 6,846                            7,038
 8/1/2009                 7,198                            7,372
 9/1/2009                 7,654                            7,741
10/1/2009                 7,077                            7,227
11/1/2009                 7,298                            7,457
12/1/2009                 7,875                            8,022
 1/1/2010                 7,627                            7,787
 2/1/2010                 8,096                            8,148
 3/1/2010                 8,813                            8,826
 4/1/2010                 9,528                            9,443
 5/1/2010                 8,585                            8,645
 6/1/2010                 7,714                            7,891
 7/1/2010                 8,384                            8,454
 8/1/2010                 7,682                            7,818
 9/1/2010                 8,675                            8,657
10/1/2010                 9,037                            8,993
11/1/2010                 9,443                            9,221
12/1/2010                10,309                            9,988
 1/1/2011                10,341                            9,993
 2/1/2011                10,990                           10,500
 3/1/2011                11,216                           10,646
 4/1/2011                11,357                           10,819
 5/1/2011                11,003                           10,626
 6/1/2011                10,804                           10,364
 7/1/2011                10,493                           10,022
 8/1/2011                 9,383                            9,136
 9/1/2011                 8,203                            8,139
10/1/2011                 9,501                            9,311
11/1/2011                 9,436                            9,293
12/1/2011                 9,531                            9,438
 1/1/2012                10,239                           10,066
 2/1/2012                10,564                           10,215
 3/1/2012                10,807                           10,532
 4/1/2012                10,634                           10,380
 5/1/2012                 9,877                            9,746
 6/1/2012                10,310                           10,215
 7/1/2012                10,285                           10,111
 8/1/2012                10,718                           10,423
 9/1/2012                11,074                           10,794
10/1/2012                10,983                           10,659
11/1/2012                11,185                           10,691
12/1/2012                11,602                           11,142
 1/1/2013                12,363                           11,806
 2/1/2013                12,580                           11,941
 3/1/2013                13,197                           12,438
 4/1/2013                13,051                           12,426
 5/1/2013                13,755                           12,797
 6/1/2013                13,658                           12,745
 7/1/2013                14,660                           13,564
 8/1/2013                14,049                           12,964
 9/1/2013                14,785                           13,713
10/1/2013                15,304                           14,159
11/1/2013                16,081                           14,711
12/1/2013                16,519                           14,988
 1/1/2014                15,670                           14,408
 2/1/2014                16,524                           15,068
 3/1/2014                16,720                           15,255
 4/1/2014                16,398                           14,862
 5/1/2014                16,533                           14,956
 6/1/2014                17,266                           15,618
 7/1/2014                16,272                           14,674
 8/1/2014                17,220                           15,311
 9/1/2014                16,018                           14,278
10/1/2014                16,757                           15,276
11/1/2014                16,711                           15,205
12/1/2014                17,094                           15,620
 1/1/2015                16,248                           14,970
 2/1/2015                17,206                           15,665
 3/1/2015                17,512                           15,930
 4/1/2015                17,277                           15,590
 5/1/2015                17,512                           15,719
 6/1/2015                17,521                           15,739
 7/1/2015                16,878                           15,305
 8/1/2015                16,197                           14,553
 9/1/2015                15,467                           14,050
10/1/2015                16,284                           14,836
11/1/2015                16,801                           15,258
12/1/2015                15,758                           14,454
 1/1/2016                14,627                           13,483
 2/1/2016                14,797                           13,575
 3/1/2016                16,094                           14,700
 4/1/2016                16,384                           15,011
 5/1/2016                16,462                           15,286
 6/1/2016                16,271                           15,333
 7/1/2016                17,061                           16,160                  Past performance is not predictive of
 8/1/2016                17,357                           16,562                  future performance.
 9/1/2016                17,566                           16,692                  The returns shown do not reflect the
10/1/2016                17,015                           16,144                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE           TEN                 redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS         YEARS                Russell data copyright (C) Russell
           ---------------------------------------------------------------        Investment Group 1995-2016, all rights
                                  4.49%        12.36%        5.46%                reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. CORE EQUITY 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


              U.S. Core Equity 1 Portfolio     Russell 3000/R/ Index
             ------------------------------   -----------------------
10/1/2006               $10,000                    $10,000
11/1/2006                10,238                     10,218
12/1/2006                10,363                     10,340
 1/1/2007                10,560                     10,537
 2/1/2007                10,443                     10,364
 3/1/2007                10,548                     10,472
 4/1/2007                10,942                     10,890
 5/1/2007                11,363                     11,287
 6/1/2007                11,179                     11,076
 7/1/2007                10,712                     10,698
 8/1/2007                10,819                     10,851
 9/1/2007                11,130                     11,247
10/1/2007                11,301                     11,453
11/1/2007                10,717                     10,938
12/1/2007                10,652                     10,872
 1/1/2008                10,044                     10,213
 2/1/2008                 9,745                      9,895
 3/1/2008                 9,675                      9,837
 4/1/2008                10,158                     10,329
 5/1/2008                10,422                     10,540
 6/1/2008                 9,529                      9,671
 7/1/2008                 9,529                      9,593
 8/1/2008                 9,739                      9,742
 9/1/2008                 8,837                      8,826
10/1/2008                 7,196                      7,261
11/1/2008                 6,588                      6,688
12/1/2008                 6,762                      6,816
 1/1/2009                 6,150                      6,244
 2/1/2009                 5,493                      5,590
 3/1/2009                 5,997                      6,079
 4/1/2009                 6,724                      6,719
 5/1/2009                 7,040                      7,078
 6/1/2009                 7,072                      7,102
 7/1/2009                 7,671                      7,654
 8/1/2009                 7,951                      7,928
 9/1/2009                 8,328                      8,260
10/1/2009                 8,034                      8,048
11/1/2009                 8,438                      8,505
12/1/2009                 8,779                      8,747
 1/1/2010                 8,496                      8,432
 2/1/2010                 8,826                      8,718
 3/1/2010                 9,413                      9,267
 4/1/2010                 9,706                      9,467
 5/1/2010                 8,940                      8,719
 6/1/2010                 8,364                      8,218
 7/1/2010                 8,962                      8,789
 8/1/2010                 8,478                      8,375
 9/1/2010                 9,342                      9,166
10/1/2010                 9,705                      9,524
11/1/2010                 9,829                      9,579
12/1/2010                10,544                     10,228
 1/1/2011                10,755                     10,452
 2/1/2011                11,186                     10,832
 3/1/2011                11,305                     10,881
 4/1/2011                11,612                     11,205
 5/1/2011                11,449                     11,077
 6/1/2011                11,237                     10,878
 7/1/2011                10,919                     10,629
 8/1/2011                10,157                      9,991
 9/1/2011                 9,269                      9,216
10/1/2011                10,430                     10,277
11/1/2011                10,410                     10,249
12/1/2011                10,477                     10,333
 1/1/2012                11,042                     10,855
 2/1/2012                11,519                     11,314
 3/1/2012                11,824                     11,663
 4/1/2012                11,707                     11,586
 5/1/2012                10,937                     10,870
 6/1/2012                11,341                     11,296
 7/1/2012                11,419                     11,408
 8/1/2012                11,753                     11,692
 9/1/2012                12,087                     11,999
10/1/2012                11,920                     11,792
11/1/2012                12,048                     11,884
12/1/2012                12,249                     12,029
 1/1/2013                12,993                     12,689
 2/1/2013                13,152                     12,858
 3/1/2013                13,691                     13,361
 4/1/2013                13,840                     13,580
 5/1/2013                14,297                     13,900
 6/1/2013                14,153                     13,720
 7/1/2013                14,972                     14,472
 8/1/2013                14,552                     14,068
 9/1/2013                15,151                     14,591
10/1/2013                15,773                     15,211
11/1/2013                16,284                     15,652
12/1/2013                16,733                     16,065
 1/1/2014                16,156                     15,558
 2/1/2014                16,935                     16,296
 3/1/2014                17,071                     16,382
 4/1/2014                17,030                     16,402
 5/1/2014                17,365                     16,760
 6/1/2014                17,867                     17,180
 7/1/2014                17,409                     16,841
 8/1/2014                18,152                     17,548
 9/1/2014                17,655                     17,182
10/1/2014                18,094                     17,655
11/1/2014                18,472                     18,083
12/1/2014                18,493                     18,083
 1/1/2015                17,915                     17,579
 2/1/2015                19,030                     18,597
 3/1/2015                18,906                     18,408
 4/1/2015                18,958                     18,491
 5/1/2015                19,206                     18,747
 6/1/2015                18,927                     18,434
 7/1/2015                19,051                     18,742
 8/1/2015                17,981                     17,610
 9/1/2015                17,390                     17,097
10/1/2015                18,685                     18,448
11/1/2015                18,810                     18,550
12/1/2015                18,244                     18,169
 1/1/2016                17,171                     17,144
 2/1/2016                17,277                     17,139
 3/1/2016                18,521                     18,345
 4/1/2016                18,649                     18,459
 5/1/2016                18,938                     18,789
 6/1/2016                18,883                     18,828
 7/1/2016                19,655                     19,575               Past performance is not predictive of
 8/1/2016                19,773                     19,625               future performance.
 9/1/2016                19,813                     19,656               The returns shown do not reflect the
10/1/2016                19,372                     19,230               deduction of taxes that a shareholder
                                                                         would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE         TEN              redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS       YEARS             Russell data copyright (C) Russell
          --------------------------------------------------------       Investment Group 1995-2016, all rights
                                3.68%      13.18%      6.84%             reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


               U.S. Core Equity 2 Portfolio       Russell 3000/R/ Index
              -------------------------------   -------------------------
10/1/2006               $10,000                        $10,000
11/1/2006                10,253                         10,218
12/1/2006                10,393                         10,340
 1/1/2007                10,588                         10,537
 2/1/2007                10,482                         10,364
 3/1/2007                10,592                         10,472
 4/1/2007                10,956                         10,890
 5/1/2007                11,398                         11,287
 6/1/2007                11,215                         11,076
 7/1/2007                10,691                         10,698
 8/1/2007                10,788                         10,851
 9/1/2007                11,059                         11,247
10/1/2007                11,175                         11,453
11/1/2007                10,538                         10,938
12/1/2007                10,446                         10,872
 1/1/2008                 9,908                         10,213
 2/1/2008                 9,594                          9,895
 3/1/2008                 9,497                          9,837
 4/1/2008                 9,974                         10,329
 5/1/2008                10,253                         10,540
 6/1/2008                 9,326                          9,671
 7/1/2008                 9,353                          9,593
 8/1/2008                 9,561                          9,742
 9/1/2008                 8,697                          8,826
10/1/2008                 7,043                          7,261
11/1/2008                 6,405                          6,688
12/1/2008                 6,595                          6,816
 1/1/2009                 5,908                          6,244
 2/1/2009                 5,221                          5,590
 3/1/2009                 5,735                          6,079
 4/1/2009                 6,536                          6,719
 5/1/2009                 6,849                          7,078
 6/1/2009                 6,839                          7,102
 7/1/2009                 7,459                          7,654
 8/1/2009                 7,764                          7,928
 9/1/2009                 8,151                          8,260
10/1/2009                 7,794                          8,048
11/1/2009                 8,147                          8,505
12/1/2009                 8,518                          8,747
 1/1/2010                 8,257                          8,432
 2/1/2010                 8,602                          8,718
 3/1/2010                 9,216                          9,267
 4/1/2010                 9,552                          9,467
 5/1/2010                 8,796                          8,719
 6/1/2010                 8,177                          8,218
 7/1/2010                 8,777                          8,789
 8/1/2010                 8,252                          8,375
 9/1/2010                 9,124                          9,166
10/1/2010                 9,463                          9,524
11/1/2010                 9,613                          9,579
12/1/2010                10,376                         10,228
 1/1/2011                10,574                         10,452
 2/1/2011                11,047                         10,832
 3/1/2011                11,181                         10,881
 4/1/2011                11,437                         11,205
 5/1/2011                11,257                         11,077
 6/1/2011                11,036                         10,878
 7/1/2011                10,665                         10,629
 8/1/2011                 9,857                          9,991
 9/1/2011                 8,921                          9,216
10/1/2011                10,123                         10,277
11/1/2011                10,085                         10,249
12/1/2011                10,159                         10,333
 1/1/2012                10,725                         10,855
 2/1/2012                11,185                         11,314
 3/1/2012                11,455                         11,663
 4/1/2012                11,340                         11,586
 5/1/2012                10,562                         10,870
 6/1/2012                10,978                         11,296
 7/1/2012                11,036                         11,408
 8/1/2012                11,384                         11,692
 9/1/2012                11,730                         11,999
10/1/2012                11,623                         11,792
11/1/2012                11,730                         11,884
12/1/2012                11,995                         12,029
 1/1/2013                12,753                         12,689
 2/1/2013                12,911                         12,858
 3/1/2013                13,453                         13,361
 4/1/2013                13,552                         13,580
 5/1/2013                14,065                         13,900
 6/1/2013                13,931                         13,720
 7/1/2013                14,773                         14,472
 8/1/2013                14,317                         14,068
 9/1/2013                14,929                         14,591
10/1/2013                15,535                         15,211
11/1/2013                16,062                         15,652
12/1/2013                16,524                         16,065
 1/1/2014                15,908                         15,558
 2/1/2014                16,655                         16,296
 3/1/2014                16,849                         16,382
 4/1/2014                16,768                         16,402
 5/1/2014                17,061                         16,760
 6/1/2014                17,601                         17,180
 7/1/2014                17,114                         16,841
 8/1/2014                17,825                         17,548
 9/1/2014                17,258                         17,182
10/1/2014                17,676                         17,655
11/1/2014                17,992                         18,083
12/1/2014                18,064                         18,083
 1/1/2015                17,414                         17,579
 2/1/2015                18,539                         18,597
 3/1/2015                18,450                         18,408
 4/1/2015                18,492                         18,491
 5/1/2015                18,730                         18,747
 6/1/2015                18,480                         18,434
 7/1/2015                18,449                         18,742
 8/1/2015                17,420                         17,610
 9/1/2015                16,794                         17,097
10/1/2015                18,016                         18,448
11/1/2015                18,162                         18,550
12/1/2015                17,509                         18,169
 1/1/2016                16,438                         17,144
 2/1/2016                16,556                         17,139
 3/1/2016                17,763                         18,345
 4/1/2016                17,935                         18,459
 5/1/2016                18,215                         18,789
 6/1/2016                18,121                         18,828
 7/1/2016                18,867                         19,575               Past performance is not predictive of
 8/1/2016                19,029                         19,625               future performance.
 9/1/2016                19,075                         19,656               The returns shown do not reflect the
10/1/2016                18,641                         19,230               deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE          TEN                redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS        YEARS               Russell data copyright (C) Russell
          -----------------------------------------------------------        Investment Group 1995-2016, all rights
                                3.47%       12.99%       6.43%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. VECTOR EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


               U.S. Vector Equity Portfolio       Russell 3000/R/ Index
              -------------------------------   -------------------------
10/1/2006                $10,000                         $10,000
11/1/2006                 10,288                          10,218
12/1/2006                 10,406                          10,340
 1/1/2007                 10,610                          10,537
 2/1/2007                 10,539                          10,364
 3/1/2007                 10,637                          10,472
 4/1/2007                 10,949                          10,890
 5/1/2007                 11,403                          11,287
 6/1/2007                 11,229                          11,076
 7/1/2007                 10,595                          10,698
 8/1/2007                 10,649                          10,851
 9/1/2007                 10,835                          11,247
10/1/2007                 10,907                          11,453
11/1/2007                 10,199                          10,938
12/1/2007                 10,086                          10,872
 1/1/2008                  9,608                          10,213
 2/1/2008                  9,284                           9,895
 3/1/2008                  9,246                           9,837
 4/1/2008                  9,661                          10,329
 5/1/2008                  9,986                          10,540
 6/1/2008                  9,032                           9,671
 7/1/2008                  9,105                           9,593
 8/1/2008                  9,367                           9,742
 9/1/2008                  8,577                           8,826
10/1/2008                  6,804                           7,261
11/1/2008                  6,058                           6,688
12/1/2008                  6,336                           6,816
 1/1/2009                  5,564                           6,244
 2/1/2009                  4,866                           5,590
 3/1/2009                  5,357                           6,079
 4/1/2009                  6,224                           6,719
 5/1/2009                  6,491                           7,078
 6/1/2009                  6,494                           7,102
 7/1/2009                  7,160                           7,654
 8/1/2009                  7,493                           7,928
 9/1/2009                  7,884                           8,260
10/1/2009                  7,448                           8,048
11/1/2009                  7,726                           8,505
12/1/2009                  8,187                           8,747
 1/1/2010                  7,954                           8,432
 2/1/2010                  8,345                           8,718
 3/1/2010                  8,971                           9,267
 4/1/2010                  9,428                           9,467
 5/1/2010                  8,673                           8,719
 6/1/2010                  8,000                           8,218
 7/1/2010                  8,589                           8,789
 8/1/2010                  8,000                           8,375
 9/1/2010                  8,881                           9,166
10/1/2010                  9,209                           9,524
11/1/2010                  9,434                           9,579
12/1/2010                 10,243                          10,228
 1/1/2011                 10,384                          10,452
 2/1/2011                 10,912                          10,832
 3/1/2011                 11,093                          10,881
 4/1/2011                 11,320                          11,205
 5/1/2011                 11,103                          11,077
 6/1/2011                 10,864                          10,878
 7/1/2011                 10,467                          10,629
 8/1/2011                  9,550                           9,991
 9/1/2011                  8,516                           9,216
10/1/2011                  9,749                          10,277
11/1/2011                  9,702                          10,249
12/1/2011                  9,776                          10,333
 1/1/2012                 10,376                          10,855
 2/1/2012                 10,806                          11,314
 3/1/2012                 11,065                          11,663
 4/1/2012                 10,903                          11,586
 5/1/2012                 10,111                          10,870
 6/1/2012                 10,510                          11,296
 7/1/2012                 10,491                          11,408
 8/1/2012                 10,875                          11,692
 9/1/2012                 11,226                          11,999
10/1/2012                 11,168                          11,792
11/1/2012                 11,303                          11,884
12/1/2012                 11,630                          12,029
 1/1/2013                 12,436                          12,689
 2/1/2013                 12,572                          12,858
 3/1/2013                 13,134                          13,361
 4/1/2013                 13,124                          13,580
 5/1/2013                 13,698                          13,900
 6/1/2013                 13,584                          13,720
 7/1/2013                 14,462                          14,472
 8/1/2013                 13,994                          14,068
 9/1/2013                 14,681                          14,591
10/1/2013                 15,277                          15,211
11/1/2013                 15,864                          15,652
12/1/2013                 16,306                          16,065
 1/1/2014                 15,639                          15,558
 2/1/2014                 16,366                          16,296
 3/1/2014                 16,584                          16,382
 4/1/2014                 16,394                          16,402
 5/1/2014                 16,634                          16,760
 6/1/2014                 17,265                          17,180
 7/1/2014                 16,635                          16,841
 8/1/2014                 17,375                          17,548
 9/1/2014                 16,625                          17,182
10/1/2014                 17,097                          17,655
11/1/2014                 17,207                          18,083
12/1/2014                 17,368                          18,083
 1/1/2015                 16,608                          17,579
 2/1/2015                 17,733                          18,597
 3/1/2015                 17,769                          18,408
 4/1/2015                 17,728                          18,491
 5/1/2015                 17,936                          18,747
 6/1/2015                 17,829                          18,434
 7/1/2015                 17,599                          18,742
 8/1/2015                 16,708                          17,610
 9/1/2015                 16,014                          17,097
10/1/2015                 17,066                          18,448
11/1/2015                 17,319                          18,550
12/1/2015                 16,494                          18,169
 1/1/2016                 15,346                          17,144
 2/1/2016                 15,477                          17,139
 3/1/2016                 16,685                          18,345
 4/1/2016                 16,971                          18,459
 5/1/2016                 17,168                          18,789
 6/1/2016                 17,003                          18,828
 7/1/2016                 17,775                          19,575
 8/1/2016                 18,007                          19,625             Past performance is not predictive of
 9/1/2016                 18,080                          19,656             future performance.
10/1/2016                 17,627                          19,230             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE          TEN                redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS        YEARS               Russell data copyright (C) Russell
          -----------------------------------------------------------        Investment Group 1995-2016, all rights
                                3.28%       12.57%       5.83%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]



               U.S. Small Cap Portfolio         Russell 2000/R/ Index
                -----------------------------      -----------------------
10/1/2006                 $10,000                          $10,000
11/1/2006                  10,251                           10,263
12/1/2006                  10,324                           10,297
 1/1/2007                  10,478                           10,470
 2/1/2007                  10,425                           10,387
 3/1/2007                  10,535                           10,498
 4/1/2007                  10,728                           10,686
 5/1/2007                  11,134                           11,124
 6/1/2007                  11,012                           10,961
 7/1/2007                  10,348                           10,212
 8/1/2007                  10,494                           10,443
 9/1/2007                  10,626                           10,622
10/1/2007                  10,835                           10,927
11/1/2007                  10,029                           10,142
12/1/2007                  10,008                           10,136
 1/1/2008                   9,316                            9,445
 2/1/2008                   9,016                            9,095
 3/1/2008                   9,049                            9,133
 4/1/2008                   9,333                            9,515
 5/1/2008                   9,779                            9,952
 6/1/2008                   8,904                            9,186
 7/1/2008                   9,184                            9,526
 8/1/2008                   9,516                            9,870
 9/1/2008                   8,755                            9,084
10/1/2008                   6,953                            7,194
11/1/2008                   6,104                            6,343
12/1/2008                   6,404                            6,711
 1/1/2009                   5,696                            5,965
 2/1/2009                   5,008                            5,240
 3/1/2009                   5,524                            5,708
 4/1/2009                   6,549                            6,590
 5/1/2009                   6,781                            6,789
 6/1/2009                   6,957                            6,889
 7/1/2009                   7,679                            7,552
 8/1/2009                   7,953                            7,769
 9/1/2009                   8,449                            8,217
10/1/2009                   7,863                            7,659
11/1/2009                   8,063                            7,899
12/1/2009                   8,732                            8,535
 1/1/2010                   8,467                            8,221
 2/1/2010                   8,880                            8,591
 3/1/2010                   9,608                            9,290
 4/1/2010                  10,260                            9,816
 5/1/2010                   9,459                            9,072
 6/1/2010                   8,703                            8,369
 7/1/2010                   9,330                            8,944
 8/1/2010                   8,618                            8,282
 9/1/2010                   9,743                            9,313
10/1/2010                  10,142                            9,694
11/1/2010                  10,568                           10,031
12/1/2010                  11,413                           10,827
 1/1/2011                  11,423                           10,799
 2/1/2011                  12,064                           11,391
 3/1/2011                  12,410                           11,687
 4/1/2011                  12,704                           11,995
 5/1/2011                  12,447                           11,770
 6/1/2011                  12,248                           11,499
 7/1/2011                  11,820                           11,083
 8/1/2011                   9,565                            8,985
10/1/2011                  11,030                           10,345
11/1/2011                  10,992                           10,307
12/1/2011                  11,053                           10,375
 1/1/2012                  11,796                           11,108
 2/1/2012                  12,136                           11,374
 3/1/2012                  12,453                           11,665
 4/1/2012                  12,280                           11,485
 5/1/2012                  11,483                           10,725
 6/1/2012                  11,968                           11,260
 7/1/2012                  11,870                           11,104
 8/1/2012                  12,287                           11,475
 9/1/2012                  12,688                           11,852
10/1/2012                  12,531                           11,594
11/1/2012                  12,677                           11,656
12/1/2012                  13,086                           12,071
 1/1/2013                  13,906                           12,827
 2/1/2013                  14,044                           12,968
 3/1/2013                  14,723                           13,567
 4/1/2013                  14,601                           13,517
 5/1/2013                  15,352                           14,058
 6/1/2013                  15,335                           13,986
 7/1/2013                  16,440                           14,964
 8/1/2013                  15,885                           14,489
 9/1/2013                  16,870                           15,414
10/1/2013                  17,421                           15,801
11/1/2013                  18,239                           16,434
12/1/2013                  18,609                           16,758
 1/1/2014                  17,847                           16,294
 2/1/2014                  18,664                           17,061
 3/1/2014                  18,764                           16,945
 4/1/2014                  18,211                           16,288
 5/1/2014                  18,313                           16,419
 6/1/2014                  19,183                           17,292
 7/1/2014                  18,033                           16,245
 8/1/2014                  18,888                           17,051
 9/1/2014                  17,869                           16,020
10/1/2014                  18,931                           17,076
11/1/2014                  18,998                           17,091
12/1/2014                  19,436                           17,578
 1/1/2015                  18,631                           17,013
 2/1/2015                  19,860                           18,022
 3/1/2015                  20,211                           18,336
 4/1/2015                  19,742                           17,869
 5/1/2015                  20,086                           18,277
 6/1/2015                  20,289                           18,414
 7/1/2015                  20,032                           18,200
 8/1/2015                  19,029                           17,056
 9/1/2015                  18,301                           16,219
10/1/2015                  19,375                           17,133
11/1/2015                  19,865                           17,690
12/1/2015                  18,797                           16,802
 1/1/2016                  17,604                           15,325
 2/1/2016                  17,790                           15,324
 3/1/2016                  19,143                           16,547
 4/1/2016                  19,322                           16,807
 5/1/2016                  19,568                           17,185
 6/1/2016                  19,467                           17,174
 7/1/2016                  20,440                           18,200            Past performance is not predictive of
 8/1/2016                  20,746                           18,522            future performance.
 9/1/2016                  20,830                           18,728            The returns shown do not reflect the
10/1/2016                  20,129                           17,838            deduction of taxes that a shareholder
                                                                              would pay on fund distributions or the
           AVERAGE ANNUAL        ONE         FIVE          TEN                redemption of fund shares.
           TOTAL RETURN          YEAR        YEARS        YEARS               Russell data copyright (C) Russell
           -----------------------------------------------------------        Investment Group 1995-2016, all rights
                                 3.89%       12.78%       7.25%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                             [CHART]


                    U.S. Micro Cap Portfolio         Russell 2000/R/ Index
                   --------------------------        ---------------------
10/1/2006                 $10,000                           $10,000
11/1/2006                  10,225                            10,263
12/1/2006                  10,390                            10,297
 1/1/2007                  10,509                            10,470
 2/1/2007                  10,456                            10,387
 3/1/2007                  10,563                            10,498
 4/1/2007                  10,722                            10,686
 5/1/2007                  11,059                            11,124
 6/1/2007                  11,022                            10,961
 7/1/2007                  10,305                            10,212
 8/1/2007                  10,425                            10,443
 9/1/2007                  10,579                            10,622
10/1/2007                  10,758                            10,927
11/1/2007                   9,853                            10,142
12/1/2007                   9,847                            10,136
 1/1/2008                   9,094                             9,445
 2/1/2008                   8,809                             9,095
 3/1/2008                   8,836                             9,133
 4/1/2008                   9,019                             9,515
 5/1/2008                   9,378                             9,952
 6/1/2008                   8,529                             9,186
 7/1/2008                   8,911                             9,526
 8/1/2008                   9,212                             9,870
 9/1/2008                   8,534                             9,084
10/1/2008                   6,766                             7,194
11/1/2008                   5,898                             6,343
12/1/2008                   6,231                             6,711
 1/1/2009                   5,489                             5,965
 2/1/2009                   4,769                             5,240
 3/1/2009                   5,226                             5,708
 4/1/2009                   6,135                             6,590
 5/1/2009                   6,345                             6,789
 6/1/2009                   6,520                             6,889
 7/1/2009                   7,160                             7,552
 8/1/2009                   7,356                             7,769
 9/1/2009                   7,779                             8,217
10/1/2009                   7,214                             7,659
11/1/2009                   7,342                             7,899
12/1/2009                   7,980                             8,535
 1/1/2010                   7,746                             8,221
 2/1/2010                   8,086                             8,591
 3/1/2010                   8,739                             9,290
 4/1/2010                   9,374                             9,816
 5/1/2010                   8,679                             9,072
 6/1/2010                   8,051                             8,369
 7/1/2010                   8,626                             8,944
 8/1/2010                   7,937                             8,282
 9/1/2010                   8,902                             9,313
10/1/2010                   9,289                             9,694
11/1/2010                   9,683                            10,031
12/1/2010                  10,477                            10,827
 1/1/2011                  10,362                            10,799
 2/1/2011                  10,971                            11,391
 3/1/2011                  11,327                            11,687
 4/1/2011                  11,518                            11,995
 5/1/2011                  11,297                            11,770
 6/1/2011                  11,053                            11,499
 7/1/2011                  10,756                            11,083
 8/1/2011                   9,795                            10,119
 9/1/2011                   8,759                             8,985
10/1/2011                  10,111                            10,345
11/1/2011                  10,050                            10,307
12/1/2011                  10,136                            10,375
 1/1/2012                  10,841                            11,108
 2/1/2012                  11,048                            11,374
 3/1/2012                  11,378                            11,665
 4/1/2012                  11,217                            11,485
 5/1/2012                  10,435                            10,725
 6/1/2012                  10,969                            11,260
 7/1/2012                  10,869                            11,104
 8/1/2012                  11,208                            11,475
 9/1/2012                  11,678                            11,852
10/1/2012                  11,439                            11,594
11/1/2012                  11,547                            11,656
12/1/2012                  11,985                            12,071
 1/1/2013                  12,666                            12,827
 2/1/2013                  12,806                            12,968
 3/1/2013                  13,430                            13,567
 4/1/2013                  13,323                            13,517
 5/1/2013                  14,013                            14,058
 6/1/2013                  14,076                            13,986
 7/1/2013                  15,120                            14,964
 8/1/2013                  14,594                            14,489
 9/1/2013                  15,624                            15,414
10/1/2013                  16,167                            15,801
11/1/2013                  17,064                            16,434
12/1/2013                  17,386                            16,758
 1/1/2014                  16,616                            16,294
 2/1/2014                  17,317                            17,061
 3/1/2014                  17,485                            16,945
 4/1/2014                  16,889                            16,288
 5/1/2014                  16,906                            16,419
 6/1/2014                  17,639                            17,292
 7/1/2014                  16,608                            16,245
 8/1/2014                  17,362                            17,051
 9/1/2014                  16,374                            16,020
10/1/2014                  17,441                            17,076
11/1/2014                  17,311                            17,091
12/1/2014                  17,894                            17,578
 1/1/2015                  17,016                            17,013
 2/1/2015                  18,042                            18,022
 3/1/2015                  18,454                            18,336
 4/1/2015                  18,094                            17,869
 5/1/2015                  18,343                            18,277
 6/1/2015                  18,641                            18,414
 7/1/2015                  18,187                            18,200
 8/1/2015                  17,381                            17,056
 9/1/2015                  16,632                            16,219
10/1/2015                  17,634                            17,133
11/1/2015                  18,135                            17,690
12/1/2015                  17,246                            16,802
 1/1/2016                  16,074                            15,325
 2/1/2016                  16,251                            15,324
 3/1/2016                  17,401                            16,547
 4/1/2016                  17,588                            16,807
 5/1/2016                  17,776                            17,185
 6/1/2016                  17,745                            17,174
 7/1/2016                  18,635                            18,200           Past performance is not predictive of
 8/1/2016                  18,932                            18,522           future performance.
 9/1/2016                  19,069                            18,728           The returns shown do not reflect the
10/1/2016                  18,396                            17,838           deduction of taxes that a shareholder
                                                                              would pay on fund distributions or the
           AVERAGE ANNUAL        ONE         FIVE          TEN                redemption of fund shares.
           TOTAL RETURN          YEAR        YEARS        YEARS               Russell data copyright (C) Russell
           -----------------------------------------------------------        Investment Group 1995-2016, all rights
                                 4.32%       12.72%       6.28%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500(R) INDEX, DOW JONES U.S. SELECT REIT INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                DFA Real Estate                           Dow Jones U.S. Select
              Securities Portfolio     S&P 500/R/ Index        REIT Index
             ----------------------   ------------------  ---------------------
10/1/2006          $10,000                 $10,000               $10,000
11/1/2006           10,475                  10,190                10,477
12/1/2006           10,252                  10,333                10,240
 1/1/2007           11,140                  10,489                11,152
 2/1/2007           10,881                  10,284                10,902
 3/1/2007           10,610                  10,399                10,623
 4/1/2007           10,601                  10,860                10,618
 5/1/2007           10,601                  11,239                10,626
 6/1/2007            9,606                  11,052                 9,628
 7/1/2007            8,850                  10,709                 8,872
 8/1/2007            9,386                  10,870                 9,397
 9/1/2007            9,752                  11,277                 9,765
10/1/2007            9,863                  11,456                 9,876
11/1/2007            8,857                  10,977                 8,916
12/1/2007            8,338                  10,901                 8,442
 1/1/2008            8,342                  10,247                 8,402
 2/1/2008            8,025                   9,914                 8,085
 3/1/2008            8,529                   9,871                 8,623
 4/1/2008            9,032                  10,352                 9,154
 5/1/2008            9,050                  10,486                 9,175
 6/1/2008            8,057                   9,602                 8,158
 7/1/2008            8,290                   9,522                 8,394
 8/1/2008            8,495                   9,659                 8,584
 9/1/2008            8,477                   8,799                 8,548
10/1/2008            5,805                   7,321                 5,780
11/1/2008            4,461                   6,796                 4,361
12/1/2008            5,223                   6,868                 5,133
 1/1/2009            4,296                   6,289                 4,205
 2/1/2009            3,395                   5,619                 3,286
 3/1/2009            3,515                   6,112                 3,392
 4/1/2009            4,615                   6,696                 4,505
 5/1/2009            4,736                   7,071                 4,620
 6/1/2009            4,589                   7,085                 4,459
 7/1/2009            5,070                   7,621                 4,923
 8/1/2009            5,756                   7,896                 5,644
 9/1/2009            6,141                   8,191                 6,039
10/1/2009            5,861                   8,039                 5,765
11/1/2009            6,264                   8,521                 6,162
12/1/2009            6,694                   8,685                 6,593
 1/1/2010            6,344                   8,373                 6,216
 2/1/2010            6,694                   8,632                 6,569
 3/1/2010            7,375                   9,153                 7,241
 4/1/2010            7,893                   9,298                 7,752
 5/1/2010            7,472                   8,555                 7,335
 6/1/2010            7,085                   8,107                 6,941
 7/1/2010            7,784                   8,675                 7,628
 8/1/2010            7,686                   8,284                 7,526
 9/1/2010            8,019                   9,023                 7,859
10/1/2010            8,394                   9,366                 8,223
11/1/2010            8,228                   9,368                 8,063
12/1/2010            8,613                   9,994                 8,445
 1/1/2011            8,917                  10,231                 8,744
 2/1/2011            9,320                  10,581                 9,144
 3/1/2011            9,180                  10,585                 9,010
 4/1/2011            9,712                  10,899                 9,544
 5/1/2011            9,844                  10,775                 9,692
 6/1/2011            9,520                  10,596                 9,367
 7/1/2011            9,676                  10,380                 9,538
 8/1/2011            9,155                   9,816                 9,015
 9/1/2011            8,150                   9,126                 8,006
10/1/2011            9,325                  10,124                 9,182
11/1/2011            8,972                  10,101                 8,821
12/1/2011            9,384                  10,205                 9,236
 1/1/2012            9,977                  10,662                 9,829
 2/1/2012            9,872                  11,123                 9,720
 3/1/2012           10,380                  11,489                10,229
 4/1/2012           10,676                  11,417                10,537
 5/1/2012           10,189                  10,731                10,056
 6/1/2012           10,763                  11,173                10,612
 7/1/2012           10,976                  11,328                10,814
 8/1/2012           10,959                  11,583                10,785
 9/1/2012           10,755                  11,883                10,572
10/1/2012           10,672                  11,663                10,476
11/1/2012           10,635                  11,731                10,424
12/1/2012           11,025                  11,838                10,817
 1/1/2013           11,414                  12,451                11,184
 2/1/2013           11,540                  12,620                11,277
 3/1/2013           11,858                  13,093                11,578
 4/1/2013           12,658                  13,346                12,374
 5/1/2013           11,904                  13,658                11,633
 6/1/2013           11,681                  13,474                11,428
 7/1/2013           11,783                  14,160                11,516
 8/1/2013           10,953                  13,750                10,726
 9/1/2013           11,295                  14,181                11,069
10/1/2013           11,769                  14,833                11,520
11/1/2013           11,142                  15,285                10,888
12/1/2013           11,178                  15,672                10,948
 1/1/2014           11,652                  15,130                11,393
 2/1/2014           12,243                  15,822                11,976
 3/1/2014           12,322                  15,955                12,081
 4/1/2014           12,768                  16,073                12,526
 5/1/2014           13,071                  16,450                12,834
 6/1/2014           13,207                  16,790                12,945
 7/1/2014           13,216                  16,559                12,972
 8/1/2014           13,591                  17,221                13,333
 9/1/2014           12,774                  16,980                12,557
10/1/2014           14,100                  17,394                13,903
11/1/2014           14,393                  17,862                14,196
12/1/2014           14,656                  17,817                14,452
 1/1/2015           15,666                  17,282                15,418
 2/1/2015           15,086                  18,276                14,866
 3/1/2015           15,353                  17,986                15,133
 4/1/2015           14,450                  18,159                14,256
 5/1/2015           14,414                  18,393                14,250
 6/1/2015           13,783                  18,037                13,620
 7/1/2015           14,573                  18,414                14,428
 8/1/2015           13,688                  17,303                13,582
 9/1/2015           14,122                  16,875                14,041
10/1/2015           14,930                  18,299                14,859
11/1/2015           14,849                  18,353                14,777
12/1/2015           15,130                  18,064                15,099
 1/1/2016           14,619                  17,167                14,503
 2/1/2016           14,569                  17,144                14,373
 3/1/2016           16,073                  18,307                15,872
 4/1/2016           15,672                  18,378                15,407
 5/1/2016           16,017                  18,708                15,716
 6/1/2016           17,145                  18,757                16,733           Past performance is not predictive of
 7/1/2016           17,875                  19,448                17,465           future performance.
 8/1/2016           17,271                  19,476                16,874           The returns shown do not reflect the
 9/1/2016           16,945                  19,479                16,526           deduction of taxes that a shareholder
10/1/2016           15,959                  19,124                15,596           would pay on fund distributions or the
                                                                                   redemption of fund shares.
           AVERAGE ANNUAL         ONE          FIVE           TEN                  The S&P data are provided by Standard
           TOTAL RETURN           YEAR         YEARS         YEARS                 & Poor's Index Services Group.
           ---------------------------------------------------------------         Dow Jones data provided by Dow Jones
                                  6.89%        11.35%        4.79%                 Indexes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                  Large Cap International         MSCI World ex USA
                          Portfolio             Index (net dividends)
                 -------------------------      ---------------------
10/1/2006                $10,000                      $10,000
11/1/2006                 10,296                       10,298
12/1/2006                 10,568                       10,593
 1/1/2007                 10,704                       10,658
 2/1/2007                 10,734                       10,743
 3/1/2007                 11,031                       11,018
 4/1/2007                 11,421                       11,520
 5/1/2007                 11,775                       11,775
 6/1/2007                 11,753                       11,787
 7/1/2007                 11,531                       11,624
 8/1/2007                 11,452                       11,456
 9/1/2007                 12,080                       12,107
10/1/2007                 12,619                       12,633
11/1/2007                 12,169                       12,139
12/1/2007                 11,885                       11,911
 1/1/2008                 10,985                       10,837
 2/1/2008                 10,976                       11,033
 3/1/2008                 10,937                       10,876
 4/1/2008                 11,516                       11,480
 5/1/2008                 11,757                       11,655
 6/1/2008                 10,821                       10,748
 7/1/2008                 10,427                       10,366
 8/1/2008                  9,982                        9,965
 9/1/2008                  8,768                        8,526
10/1/2008                  6,919                        6,753
11/1/2008                  6,504                        6,386
12/1/2008                  6,959                        6,723
 1/1/2009                  6,178                        6,096
 2/1/2009                  5,556                        5,479
 3/1/2009                  5,984                        5,840
 4/1/2009                  6,664                        6,593
 5/1/2009                  7,595                        7,427
 6/1/2009                  7,490                        7,350
 7/1/2009                  8,209                        8,040
 8/1/2009                  8,530                        8,425
 9/1/2009                  8,894                        8,773
10/1/2009                  8,663                        8,632
11/1/2009                  8,985                        8,845
12/1/2009                  9,092                        8,986
 1/1/2010                  8,621                        8,565
 2/1/2010                  8,680                        8,557
 3/1/2010                  9,226                        9,107
 4/1/2010                  9,047                        8,972
 5/1/2010                  8,060                        7,982
 6/1/2010                  7,929                        7,866
 7/1/2010                  8,748                        8,593
 8/1/2010                  8,447                        8,336
 9/1/2010                  9,278                        9,136
10/1/2010                  9,615                        9,462
11/1/2010                  9,194                        9,061
12/1/2010                  9,933                        9,790
 1/1/2011                 10,157                       10,001
 2/1/2011                 10,556                       10,372
 3/1/2011                 10,315                       10,164
 4/1/2011                 10,905                       10,718
 5/1/2011                 10,595                       10,400
 6/1/2011                 10,445                       10,252
 7/1/2011                 10,231                       10,083
 8/1/2011                  9,373                        9,231
 9/1/2011                  8,341                        8,304
10/1/2011                  9,148                        9,111
11/1/2011                  8,918                        8,690
12/1/2011                  8,713                        8,595
 1/1/2012                  9,239                        9,059
 2/1/2012                  9,688                        9,557
 3/1/2012                  9,671                        9,487
 4/1/2012                  9,485                        9,326
 5/1/2012                  8,435                        8,262
 6/1/2012                  8,994                        8,804
 7/1/2012                  9,020                        8,913
 8/1/2012                  9,325                        9,168
 9/1/2012                  9,603                        9,446
10/1/2012                  9,687                        9,512
11/1/2012                  9,883                        9,712
12/1/2012                 10,260                       10,006
 1/1/2013                 10,676                       10,498
 2/1/2013                 10,532                       10,393
 3/1/2013                 10,675                       10,476
 4/1/2013                 11,135                       10,953
 5/1/2013                 10,841                       10,708
 6/1/2013                 10,523                       10,307
 7/1/2013                 11,103                       10,855
 8/1/2013                 10,940                       10,715
 9/1/2013                 11,713                       11,472
10/1/2013                 12,094                       11,857
11/1/2013                 12,160                       11,930
12/1/2013                 12,383                       12,110
 1/1/2014                 11,829                       11,621
 2/1/2014                 12,525                       12,255
 3/1/2014                 12,491                       12,200
 4/1/2014                 12,695                       12,392
 5/1/2014                 12,872                       12,584
 6/1/2014                 13,050                       12,763
 7/1/2014                 12,747                       12,536
 8/1/2014                 12,803                       12,546
 9/1/2014                 12,258                       12,030
10/1/2014                 12,151                       11,839
11/1/2014                 12,185                       11,985
12/1/2014                 11,735                       11,586
 1/1/2015                 11,735                       11,545
 2/1/2015                 12,448                       12,235
 3/1/2015                 12,230                       12,030
 4/1/2015                 12,780                       12,551
 5/1/2015                 12,735                       12,442
 6/1/2015                 12,376                       12,089
 7/1/2015                 12,474                       12,280
 8/1/2015                 11,594                       11,386
 9/1/2015                 11,052                       10,811
10/1/2015                 11,775                       11,624
11/1/2015                 11,665                       11,439
12/1/2015                 11,398                       11,234
 1/1/2016                 10,770                       10,461
 2/1/2016                 10,467                       10,315
 3/1/2016                 11,197                       11,015
 4/1/2016                 11,495                       11,369
 5/1/2016                 11,431                       11,241
 6/1/2016                 11,163                       10,899
 7/1/2016                 11,632                       11,435
 8/1/2016                 11,697                       11,446            Past performance is not predictive of
 9/1/2016                 11,854                       11,585            future performance.
10/1/2016                 11,622                       11,360            The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE        FIVE        TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR       YEARS      YEARS             redemption of fund shares.
          --------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                -1.30%      4.90%      1.51%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
INTERNATIONAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                International Core Equity              MSCI World ex USA
                        Portfolio                    Index (net dividends)
                -------------------------           ----------------------
10/1/2006                $10,000                             $10,000
11/1/2006                 10,352                              10,298
12/1/2006                 10,672                              10,593
 1/1/2007                 10,867                              10,658
 2/1/2007                 10,924                              10,743
 3/1/2007                 11,270                              11,018
 4/1/2007                 11,692                              11,520
 5/1/2007                 12,017                              11,775
 6/1/2007                 11,944                              11,787
 7/1/2007                 11,739                              11,624
 8/1/2007                 11,517                              11,456
 9/1/2007                 12,009                              12,107
10/1/2007                 12,578                              12,633
11/1/2007                 11,888                              12,139
12/1/2007                 11,579                              11,911
 1/1/2008                 10,706                              10,837
 2/1/2008                 10,723                              11,033
 3/1/2008                 10,772                              10,876
 4/1/2008                 11,217                              11,480
 5/1/2008                 11,402                              11,655
 6/1/2008                 10,343                              10,748
 7/1/2008                  9,933                              10,366
 8/1/2008                  9,557                               9,965
 9/1/2008                  8,337                               8,526
10/1/2008                  6,448                               6,753
11/1/2008                  6,059                               6,386
12/1/2008                  6,483                               6,723
 1/1/2009                  5,780                               6,096
 2/1/2009                  5,172                               5,479
 3/1/2009                  5,608                               5,840
 4/1/2009                  6,453                               6,593
 5/1/2009                  7,428                               7,427
 6/1/2009                  7,366                               7,350
 7/1/2009                  8,098                               8,040
 8/1/2009                  8,548                               8,425
 9/1/2009                  8,963                               8,773
10/1/2009                  8,692                               8,632
11/1/2009                  8,923                               8,845
12/1/2009                  9,030                               8,986
 1/1/2010                  8,647                               8,565
 2/1/2010                  8,656                               8,557
 3/1/2010                  9,302                               9,107
 4/1/2010                  9,257                               8,972
 5/1/2010                  8,169                               7,982
 6/1/2010                  8,033                               7,866
 7/1/2010                  8,882                               8,593
 8/1/2010                  8,521                               8,336
 9/1/2010                  9,432                               9,136
10/1/2010                  9,777                               9,462
11/1/2010                  9,387                               9,061
12/1/2010                 10,286                               9,790
 1/1/2011                 10,551                              10,001
 2/1/2011                 10,907                              10,372
 3/1/2011                 10,716                              10,164
 4/1/2011                 11,293                              10,718
 5/1/2011                 10,945                              10,400
 6/1/2011                 10,751                              10,252
 7/1/2011                 10,510                              10,083
 8/1/2011                  9,581                               9,231
 9/1/2011                  8,464                               8,304
10/1/2011                  9,240                               9,111
11/1/2011                  8,960                               8,690
12/1/2011                  8,731                               8,595
 1/1/2012                  9,372                               9,059
 2/1/2012                  9,853                               9,557
 3/1/2012                  9,852                               9,487
 4/1/2012                  9,635                               9,326
 5/1/2012                  8,483                               8,262
 6/1/2012                  9,002                               8,804
 7/1/2012                  8,993                               8,913
 8/1/2012                  9,310                               9,168
 9/1/2012                  9,641                               9,446
10/1/2012                  9,747                               9,512
11/1/2012                  9,911                               9,712
12/1/2012                 10,367                              10,006
 1/1/2013                 10,815                              10,498
 2/1/2013                 10,698                              10,393
 3/1/2013                 10,827                              10,476
 4/1/2013                 11,246                              10,953
 5/1/2013                 10,993                              10,708
 6/1/2013                 10,657                              10,307
 7/1/2013                 11,319                              10,855
 8/1/2013                 11,201                              10,715
 9/1/2013                 12,058                              11,472
10/1/2013                 12,474                              11,857
11/1/2013                 12,534                              11,930
12/1/2013                 12,796                              12,110
 1/1/2014                 12,367                              11,621
 2/1/2014                 13,096                              12,255
 3/1/2014                 13,069                              12,200
 4/1/2014                 13,219                              12,392
 5/1/2014                 13,360                              12,584
 6/1/2014                 13,569                              12,763
 7/1/2014                 13,203                              12,536
 8/1/2014                 13,253                              12,546
 9/1/2014                 12,590                              12,030
10/1/2014                 12,406                              11,839
11/1/2014                 12,375                              11,985
12/1/2014                 12,031                              11,586
 1/1/2015                 11,990                              11,545
 2/1/2015                 12,761                              12,235
 3/1/2015                 12,527                              12,030
 4/1/2015                 13,145                              12,551
 5/1/2015                 13,166                              12,442
 6/1/2015                 12,853                              12,089
 7/1/2015                 12,863                              12,280
 8/1/2015                 12,070                              11,386
 9/1/2015                 11,546                              10,811
10/1/2015                 12,269                              11,624
11/1/2015                 12,217                              11,439
12/1/2015                 12,006                              11,234
 1/1/2016                 11,268                              10,461
 2/1/2016                 11,036                              10,315
 3/1/2016                 11,897                              11,015
 4/1/2016                 12,236                              11,369
 5/1/2016                 12,193                              11,241
 6/1/2016                 11,787                              10,899
 7/1/2016                 12,389                              11,435
 8/1/2016                 12,453                              11,446          Past performance is not predictive of
 9/1/2016                 12,694                              11,585          future performance.
10/1/2016                 12,468                              11,360          The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
           AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
           -----------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                  1.62%       6.18%       2.23%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                  International Small Company        MSCI World ex USA Small
                           Portfolio                Cap Index (net dividends)
                  ---------------------------      --------------------------
10/1/2006                   $10,000                          $10,000
11/1/2006                    10,452                           10,430
12/1/2006                    10,832                           10,739
 1/1/2007                    11,135                           10,958
 2/1/2007                    11,292                           11,150
 3/1/2007                    11,715                           11,520
 4/1/2007                    12,102                           11,964
 5/1/2007                    12,349                           12,141
 6/1/2007                    12,329                           12,114
 7/1/2007                    12,335                           12,040
 8/1/2007                    11,859                           11,405
 9/1/2007                    12,120                           11,662
10/1/2007                    12,774                           12,450
11/1/2007                    11,841                           11,426
12/1/2007                    11,445                           11,091
 1/1/2008                    10,575                           10,016
 2/1/2008                    10,843                           10,492
 3/1/2008                    10,857                           10,376
 4/1/2008                    11,089                           10,629
 5/1/2008                    11,381                           10,843
 6/1/2008                    10,539                           10,006
 7/1/2008                    10,032                            9,501
 8/1/2008                     9,636                            9,150
 9/1/2008                     8,175                            7,541
10/1/2008                     6,260                            5,679
11/1/2008                     5,937                            5,404
12/1/2008                     6,424                            5,764
 1/1/2009                     5,917                            5,430
 2/1/2009                     5,378                            4,934
 3/1/2009                     5,733                            5,250
 4/1/2009                     6,493                            6,060
 5/1/2009                     7,460                            6,957
 6/1/2009                     7,539                            7,040
 7/1/2009                     8,104                            7,606
 8/1/2009                     8,618                            8,192
 9/1/2009                     9,077                            8,653
10/1/2009                     8,911                            8,519
11/1/2009                     9,032                            8,585
12/1/2009                     9,120                            8,694
 1/1/2010                     8,979                            8,580
 2/1/2010                     8,966                            8,530
 3/1/2010                     9,607                            9,165
 4/1/2010                     9,754                            9,346
 5/1/2010                     8,600                            8,223
 6/1/2010                     8,580                            8,146
 7/1/2010                     9,364                            8,844
 8/1/2010                     9,085                            8,614
 9/1/2010                    10,084                            9,592
10/1/2010                    10,480                            9,987
11/1/2010                    10,188                            9,725
12/1/2010                    11,301                           10,825
 1/1/2010                    11,439                           10,882
 2/1/2011                    11,787                           11,191
 3/1/2011                    11,769                           11,181
 4/1/2011                    12,328                           11,735
 5/1/2011                    11,986                           11,410
 6/1/2011                    11,743                           11,163
 7/1/2011                    11,630                           11,102
 8/1/2011                    10,718                           10,225
 9/1/2011                     9,451                            9,051
10/1/2011                    10,174                            9,786
11/1/2011                     9,853                            9,295
12/1/2011                     9,566                            9,114
 1/1/2012                    10,382                            9,866
 2/1/2012                    10,907                           10,425
 3/1/2012                    10,949                           10,356
 4/1/2012                    10,818                           10,302
 5/1/2012                     9,559                            9,092
 6/1/2012                     9,933                            9,405
 7/1/2012                     9,905                            9,478
 8/1/2012                    10,248                            9,750
 9/1/2012                    10,676                           10,212
10/1/2012                    10,746                           10,262
11/1/2012                    10,838                           10,315
12/1/2012                    11,370                           10,706
 1/1/2013                    11,870                           11,222
 2/1/2013                    11,863                           11,262
 3/1/2013                    12,078                           11,482
 4/1/2013                    12,399                           11,815
 5/1/2013                    12,128                           11,537
 6/1/2013                    11,807                           11,081
 7/1/2013                    12,588                           11,774
 8/1/2013                    12,544                           11,753
 9/1/2013                    13,578                           12,740
10/1/2013                    14,041                           13,116
11/1/2013                    14,106                           13,133
12/1/2013                    14,491                           13,442
 1/1/2014                    14,234                           13,210
 2/1/2014                    15,124                           13,959
 3/1/2014                    15,102                           13,906
 4/1/2014                    15,109                           13,863
 5/1/2014                    15,207                           14,037
 6/1/2014                    15,488                           14,356
 7/1/2014                    14,995                           13,984
 8/1/2014                    15,094                           14,018
 9/1/2014                    14,177                           13,169
10/1/2014                    13,887                           12,835
11/1/2014                    13,750                           12,823
12/1/2014                    13,577                           12,724
 1/1/2015                    13,465                           12,611
 2/1/2015                    14,329                           13,418
 3/1/2015                    14,105                           13,237
 4/1/2015                    14,897                           13,910
 5/1/2015                    15,073                           13,994
 6/1/2015                    14,844                           13,787
 7/1/2015                    14,747                           13,766
 8/1/2015                    14,129                           13,154
 9/1/2015                    13,659                           12,681
10/1/2015                    14,345                           13,433
11/1/2015                    14,361                           13,404
12/1/2015                    14,380                           13,418
 1/1/2016                    13,445                           12,397
 2/1/2016                    13,361                           12,463
 3/1/2016                    14,436                           13,499
 4/1/2016                    14,771                           13,926
 5/1/2016                    14,855                           13,943
 6/1/2016                    14,272                           13,326
 7/1/2016                    15,096                           14,118
 8/1/2016                    15,087                           13,999             Past performance is not predictive of
 9/1/2016                    15,532                           14,393             future performance.
10/1/2016                    15,124                           13,965             The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
           AVERAGE ANNUAL         ONE          FIVE          TEN                 would pay on fund distributions or the
           TOTAL RETURN           YEAR         YEARS        YEARS                redemption of fund shares.
           --------------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                  5.43%        8.25%        4.22%                rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

                  Japanese Small Company          MSCI Japan Small Cap
                         Portfolio                Index (net dividends)
              -------------------------------     ---------------------
10/1/2006                  $10,000                        $10,000
11/1/2006                    9,931                          9,916
12/1/2006                   10,017                          9,974
 1/1/2007                   10,220                         10,167
 2/1/2007                   10,632                         10,569
 3/1/2007                   10,545                         10,471
 4/1/2007                   10,400                         10,292
 5/1/2007                   10,185                         10,047
 6/1/2007                   10,349                         10,113
 7/1/2007                   10,402                         10,110
 8/1/2007                    9,964                          9,494
 9/1/2007                    9,950                          9,437
10/1/2007                   10,014                          9,778
11/1/2007                    9,781                          9,367
12/1/2007                    9,163                          8,806
 1/1/2008                    8,910                          8,374
 2/1/2008                    8,833                          8,466
 3/1/2008                    9,007                          8,468
 4/1/2008                    9,071                          8,573
 5/1/2008                    9,401                          8,838
 6/1/2008                    8,955                          8,295
 7/1/2008                    8,705                          8,023
 8/1/2008                    8,224                          7,669
 9/1/2008                    7,683                          6,920
10/1/2008                    7,124                          6,190
11/1/2008                    7,309                          6,442
12/1/2008                    8,052                          6,944
 1/1/2009                    7,499                          6,580
 2/1/2009                    6,520                          5,715
 3/1/2009                    6,822                          5,917
 4/1/2009                    7,093                          6,220
 5/1/2009                    7,965                          6,981
 6/1/2009                    8,492                          7,425
 7/1/2009                    8,668                          7,611
 8/1/2009                    9,123                          8,037
 9/1/2009                    9,025                          8,005
10/1/2009                    8,697                          7,712
11/1/2009                    8,345                          7,437
12/1/2009                    8,310                          7,298
 1/1/2010                    8,420                          7,455
 2/1/2010                    8,580                          7,597
 3/1/2010                    9,015                          7,943
 4/1/2010                    9,279                          8,158
 5/1/2010                    8,501                          7,592
 6/1/2010                    8,632                          7,625
 7/1/2010                    8,781                          7,718
 8/1/2010                    8,540                          7,554
 9/1/2010                    8,917                          7,863
10/1/2010                    8,726                          7,799
11/1/2010                    8,942                          7,951
12/1/2010                    9,765                          8,753
 1/1/2011                    9,982                          8,857
 2/1/2011                   10,442                          9 213
 3/1/2011                    9,790                          8,645
 4/1/2011                    9,740                          8,652
 5/1/2011                    9,578                          8,524
 6/1/2011                   10,055                          8,841
 7/1/2011                   10,419                          9,209
 8/1/2011                   10,136                          8,832
 9/1/2011                   10,081                          8,840
10/1/2011                    9,560                          8,514
11/1/2011                    9,717                          8,283
12/1/2011                    9,666                          8,413
 1/1/2012                   10,273                          8,758
 2/1/2012                   10,286                          8,853
 3/1/2012                   10,577                          9,090
 4/1/2012                   10,355                          8,958
 5/1/2012                    9,489                          8,214
 6/1/2012                    9,991                          8,564
 7/1/2012                    9,653                          8,430
 8/1/2012                    9,653                          8,382
 9/1/2012                    9,791                          8,614
10/1/2012                    9,580                          8,428
11/1/2012                    9,714                          8,486
12/1/2012                   10,068                          8,750
 1/1/2013                   10,384                          9,077
 2/1/2013                   10,636                          9,385
 3/1/2013                   11,448                         10,143
 4/1/2013                   12,054                         10,811
 5/1/2013                   11,067                          9,954
 6/1/2013                   11,164                          9,927
 7/1/2013                   11,428                         10,088
 8/1/2013                   11,171                          9,952
 9/1/2013                   12,427                         11,085
10/1/2013                   12,460                         11,040
11/1/2013                   12,363                         10,967
12/1/2013                   12,451                         11,055
 1/1/2014                   12,318                         11,023
 2/1/2014                   12,265                         10,778
 3/1/2014                   12,325                         10,806
 4/1/2014                   12,139                         10,605
 5/1/2014                   12,451                         10,953
 6/1/2014                   13,327                         11,728
 7/1/2014                   13,240                         11,791
 8/1/2014                   13,367                         11,707
 9/1/2014                   12,948                         11,315
10/1/2014                   12,710                         11,013
11/1/2014                   12,232                         10,888
12/1/2014                   12,334                         11,003
 1/1/2015                   12,631                         11,372
 2/1/2015                   13,151                         11,782
 3/1/2015                   13,313                         12,009
 4/1/2015                   13,637                         12,234
 5/1/2015                   13,772                         12,378
 6/1/2015                   14,055                         12,559
 7/1/2015                   13,967                         12,511
 8/1/2015                   13,535                         12,082
 9/1/2015                   13,124                         11,648
10/1/2015                   13,805                         12,426
11/1/2015                   14,109                         12,584
12/1/2015                   14,060                         12,688
 1/1/2016                   13,348                         11,881
 2/1/2016                   12,876                         11,758
 3/1/2016                   13,718                         12,491
 4/1/2016                   13,889                         13,035
 5/1/2016                   14,238                         13,038
 6/1/2016                   14,170                         12,961
 7/1/2016                   14,929                         13,656
 8/1/2016                   14,580                         13,172          Past performance is not predictive of
 9/1/2016                   15,456                         13,883          future performance.
10/1/2016                   15,743                         14,068          The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                14.04%       10.49%      4.64%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASIA PACIFIC SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                        Asia Pacific Small      MSCI Pacific ex Japan Small Cap
                        Company Portfolio           Index (net dividends)
              -------------------------------  --------------------------------
10/31/06                    $10,000                         $10,000
11/30/06                     10,552                          10,608
12/31/06                     10,849                          11,004
 1/31/07                     11,131                          11,283
 2/28/07                     11,423                          11,498
 3/31/07                     12,018                          12,092
 4/30/07                     12,857                          12,930
 5/31/07                     13,951                          13,438
 6/30/07                     14,520                          13,787
 7/31/07                     14,745                          13,784
 8/31/07                     13,637                          12,896
 9/30/07                     15,233                          14,041
10/31/07                     16,562                          15,001
11/30/07                     15,464                          13,796
12/31/07                     15,195                          13,606
 1/31/08                     13,664                          11,783
 2/29/08                     14,078                          12,483
 3/31/08                     13,394                          11,695
 4/30/08                     14,325                          12,478
 5/31/08                     14,950                          12,612
 6/30/08                     13,472                          11,201
 7/31/08                     12,676                          10,686
 8/31/08                     11,785                           9,818
 9/30/08                      9,760                           7,901
10/31/08                      6,510                           5,111
11/30/08                      5,886                           4,553
12/31/08                      6,527                           5,082
 1/31/09                      5,720                           4,522
 2/28/09                      5,405                           4,241
 3/31/09                      6,243                           4,849
 4/30/09                      7,173                           5,717
 5/31/09                      9,026                           7,088
 6/30/09                      9,091                           7,288
 7/31/09                     10,401                           8,340
 8/31/09                     10,876                           8,769
 9/30/09                     11,720                           9,503
10/31/09                     11,976                           9,731
11/30/09                     12,534                          10,011
12/31/09                     12,862                          10,411
 1/31/10                     12,161                           9,745
 2/28/10                     12,373                           9,867
 3/31/10                     13,390                          10,680
 4/30/10                     13,567                          10,979
 5/31/10                     11,687                           9,321
 6/30/10                     11,540                           9,268
 7/31/10                     12,818                          10,211
 8/31/10                     12,800                          10,189
 9/30/10                     14,742                          11,718
10/31/10                     15,371                          12,238
11/30/10                     15,161                          12,075
12/31/10                     16,645                          13,294
 1/31/11                     16,284                          12,907
 2/28/11                     16,384                          12,978
 3/31/11                     16,728                          13,376
 4/30/11                     17,430                          13,917
 5/31/11                     16,914                          13,599
 6/30/11                     16,339                          13,115
 7/31/11                     16,603                          13,308
 8/31/11                     15,441                          12,383
 9/30/11                     12,558                          10,131
10/31/11                     14,512                          11,791
11/30/11                     14,121                          10,987
12/31/11                     13,294                          10,635
 1/31/12                     14,665                          11,739
 2/29/12                     15,774                          12,652
 3/31/12                     15,538                          12,256
 4/30/12                     15,472                          12,322
 5/31/12                     13,539                          10,723
 6/30/12                     13,820                          10,873
 7/31/12                     14,020                          11,230
 8/31/12                     14,486                          11,410
 9/30/12                     15,199                          12,017
10/31/12                     15,540                          12,264
11/30/12                     15,754                          12,385
12/31/12                     16,488                          12,696
 1/31/13                     17,311                          13,369
 2/28/13                     17,380                          13,528
 3/31/13                     17,456                          13,562
 4/30/13                     17,159                          13,454
 5/31/13                     15,880                          12,464
 6/30/13                     14,759                          11,398
 7/31/13                     15,478                          11,854
 8/31/13                     15,596                          11,956
 9/30/13                     16,689                          12,876
10/31/13                     17,166                          13,102
11/30/13                     16,557                          12,549
12/31/13                     16,760                          12,608
 1/31/14                     15,966                          12,024
 2/28/14                     16,883                          12,671
 3/31/14                     17,128                          12,905
 4/30/14                     17,164                          12,989
 5/31/14                     17,178                          13,095
 6/30/14                     17,301                          13,166
 7/31/14                     17,662                          13,453
 8/31/14                     17,936                          13,557
 9/30/14                     16,277                          12,311
10/31/14                     16,508                          12,456
11/30/14                     15,851                          12,061
12/31/14                     15,385                          11,759
 1/31/15                     15,020                          11,527
 2/28/15                     15,750                          12,087
 3/31/15                     15,522                          11,869
 4/30/15                     16,769                          12,550
 5/31/15                     16,952                          12,489
 6/30/15                     15,750                          11,590
 7/31/15                     14,982                          11,067
 8/31/15                     13,697                          10,035
 9/30/15                     13,499                           9,827
10/31/15                     14,495                          10,629
11/30/15                     14,442                          10,541
12/31/15                     14,838                          10,720
 1/31/16                     13,761                           9,788
 2/29/16                     13,959                          10,027
 3/31/16                     15,622                          11,185
 4/30/16                     15,828                          11,386
 5/31/16                     15,653                          11,196
 6/30/16                     15,907                          11,272
 7/31/16                     16,999                          12,106
 8/31/16                     16,873                          12,016                Past performance is not predictive of
 9/30/16                     17,372                          12,267                future performance.
10/31/16                     16,841                          11,751                The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE          FIVE          TEN                  would pay on fund distributions or the
           TOTAL RETURN            YEAR         YEARS        YEARS                 redemption of fund shares.
           ---------------------------------------------------------------         MSCI data copyright MSCI 2016, all
                                  16.18%        3.02%        5.35%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                  [CHART]


               United Kingdom Small Company        MSCI UK Small Cap
                        Portfolio                 Index (net dividends)
             -------------------------------     ----------------------
10/1/2006                $10,000                         $10,000
11/1/2006                 10,625                          10,648
12/1/2006                 11,202                          11,148
 1/1/2007                 11,274                          11,122
 2/1/2007                 11,270                          11,156
 3/1/2007                 11,793                          11,618
 4/1/2007                 12,197                          12,195
 5/1/2007                 11,901                          11,916
 7/1/2007                 11,832                          11,849
 8/1/2007                 11,760                          11,414
 9/1/2007                 11,350                          10,767
10/1/2007                 12,254                          11,951
11/1/2007                 10,831                          10,568
12/1/2007                 10,257                          10,037
 1/1/2008                  9,565                           9,230
 2/1/2008                  9,700                           9,542
 3/1/2008                  9,659                           9,422
 4/1/2008                  9,820                           9,598
 5/1/2008                  9,845                           9,643
 6/1/2008                  9,059                           8,984
 7/1/2008                  8,738                           8,625
 8/1/2008                  8,590                           8,400
 9/1/2008                  7,261                           6,855
10/1/2008                  5,311                           4,953
11/1/2008                  4,931                           4,494
12/1/2008                  4,819                           4,380
 1/1/2009                  4,702                           4,356
 2/1/2009                  4,507                           4,211
 3/1/2009                  4,700                           4,455
 4/1/2009                  5,683                           5,479
 5/1/2009                  6,263                           6,058
 6/1/2009                  6,290                           6,100
 7/1/2009                  6,834                           6,662
 8/1/2009                  7,364                           7,304
 9/1/2009                  7,577                           7,473
10/1/2009                  7,585                           7,483
11/1/2009                  7,558                           7,406
12/1/2009                  7,714                           7,588
 1/1/2010                  7,636                           7,553
 2/1/2010                  7,374                           7,215
 3/1/2010                  7,989                           7,851
 4/1/2010                  8,279                           8,164
 5/1/2010                  7,339                           7,183
 6/1/2010                  7,478                           7,214
 7/1/2010                  8,485                           8,082
 8/1/2010                  8,168                           7,862
 9/1/2010                  9,038                           8,728
10/1/2010                  9,509                           9,100
11/1/2010                  9,038                           8,721
12/1/2010                  9,957                           9,634
 1/1/2011                 10,099                           9,727
 2/1/2011                 10,400                           9,984
 3/1/2011                 10,202                           9,811
 4/1/2011                 11,103                          10,711
 5/1/2011                 11,031                          10,575
 6/1/2011                 10,679                          10,219
 7/1/2011                 10,603                          10,191
 8/1/2011                  9,542                           9,151
 9/1/2011                  8,576                           8,186
10/1/2011                  9,482                           9,081
11/1/2011                  9,191                           8,728
12/1/2011                  8,902                           8,437
 1/1/2012                  9,685                           9,293
 2/1/2012                 10,475                          10,156
 3/1/2012                 10,696                          10,189
 4/1/2012                 10,878                          10,363
 5/1/2012                  9,649                           9,079
 6/1/2012                 10,118                           9,511
 7/1/2012                 10,285                           9,684
 8/1/2012                 10,845                          10,197
 9/1/2012                 11,399                          10,741
10/1/2012                 11,646                          10,963
11/1/2012                 11,718                          10,967
12/1/2012                 12,358                          11,472
 1/1/2013                 12,574                          11,774
 2/1/2013                 12,684                          11,840
 3/1/2013                 13,059                          12,159
 4/1/2013                 13,386                          12,463
 5/1/2013                 13,504                          12,631
 6/1/2013                 13,207                          12,176
 7/1/2013                 14,318                          13,190
 8/1/2013                 14,417                          13,370
 9/1/2013                 15,386                          14,374
10/1/2013                 15,934                          14,880
11/1/2013                 16,292                          15,230
12/1/2013                 17,185                          15,966
 1/1/2014                 16,774                          15,627
 2/1/2014                 18,273                          17,142
 3/1/2014                 17,707                          16,524
 4/1/2014                 17,411                          16,129
 5/1/2014                 17,389                          16,160
 6/1/2014                 17,369                          16,121
 7/1/2014                 16,822                          15,666
 8/1/2014                 17,071                          15,831
 9/1/2014                 16,096                          14,902
10/1/2014                 16,051                          14,807
11/1/2014                 15,926                          14,812
12/1/2014                 16,178                          15,055
 1/1/2015                 15,806                          14,645
 2/1/2015                 17,287                          16,091
 3/1/2015                 16,383                          15,351
 4/1/2015                 17,414                          16,335
 5/1/2015                 18,284                          17,085
 6/1/2015                 18,229                          17,106
 7/1/2015                 18,263                          17,228
 8/1/2015                 17,487                          16,550
 9/1/2015                 16,956                          15,940
10/1/2015                 17,565                          16,646
11/1/2015                 17,535                          16,511
12/1/2015                 17,339                          16,335
 1/1/2016                 15,962                          14,749
 2/1/2016                 16,607                          15,624
 4/1/2016                 16,687                          15,834
 5/1/2016                 16,949                          16,290
 6/1/2016                 14,808                          13,974
 7/1/2016                 15,607                          14,778
 8/1/2016                 15,936                          15,025           Past performance is not predictive of
 9/1/2016                 15,952                          15,153           future performance.
10/1/2016                 14,718                          14,001           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE          FIVE        TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR         YEARS      YEARS             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                -16.20%       9.19%      3.94%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                 Continental Small Company           MSCI Europe ex UK
                         Portfolio             Small Cap Index (net dividends)
                 -------------------------    --------------------------------
10/1/2006                   $10,000                        $10,000
11/1/2006                    10,689                         10,700
12/1/2006                    11,198                         11,204
 1/1/2007                    11,714                         11,563
 2/1/2007                    11,725                         11,613
 3/1/2007                    12,408                         12,230
 4/1/2007                    13,059                         12,970
 5/1/2007                    13,306                         13,197
 6/1/2007                    13,157                         13,070
 7/1/2007                    13,081                         12,975
 8/1/2007                    12,609                         12,388
 9/1/2007                    12,887                         12,634
10/1/2007                    13,508                         13,390
11/1/2007                    12,505                         12,432
12/1/2007                    12,256                         12,180
 1/1/2008                    11,087                         10,713
 2/1/2008                    11,560                         11,362
 3/1/2008                    11,924                         11,593
 4/1/2008                    12,061                         11,791
 5/1/2008                    12,289                         11,974
 6/1/2008                    11,249                         10,868
 7/1/2008                    10,652                         10,251
 8/1/2008                    10,356                          9,971
 9/1/2008                     8,551                          7,906
10/1/2008                     6,267                          5,682
11/1/2008                     5,776                          5,211
12/1/2008                     6,378                          5,692
 1/1/2009                     5,654                          5,181
 2/1/2009                     5,162                          4,725
 3/1/2009                     5,533                          5,090
 4/1/2009                     6,434                          6,150
 5/1/2009                     7,370                          7,068
 6/1/2009                     7,275                          6,977
 7/1/2009                     7,852                          7,604
 8/1/2009                     8,506                          8,384
 9/1/2009                     9,232                          9,188
10/1/2009                     8,969                          8,937
11/1/2009                     9,238                          9,121
12/1/2009                     9,206                          9,162
 1/1/2010                     9,050                          9,040
 2/1/2010                     8,858                          8,782
 3/1/2010                     9,512                          9,494
 4/1/2010                     9,422                          9,435
 5/1/2010                     8,079                          7,975
 6/1/2010                     8,022                          7,856
 7/1/2010                     8,983                          8,797
 8/1/2010                     8,570                          8,379
 9/1/2010                     9,754                          9,672
10/1/2010                    10,301                         10,292
11/1/2010                     9,498                          9,513
12/1/2010                    10,732                         10,844
 1/1/2011                    11,031                         11,090
 2/1/2011                    11,215                         11,278
 3/1/2011                    11,594                         11,658
 4/1/2011                    12,371                         12,473
 5/1/2011                    11,949                         11,997
 6/1/2011                    11,561                         11,610
 7/1/2011                    10,903                         10,905
 8/1/2011                     9,785                          9,766
 9/1/2011                     8,303                          8,299
10/1/2011                     9,159                          9,208
11/1/2011                     8,546                          8,488
12/1/2011                     8,212                          8,200
 1/1/2012                     8,990                          9,013
 2/1/2012                     9,560                          9,705
 3/1/2012                     9,579                          9,626
 4/1/2012                     9,353                          9,466
 5/1/2012                     8,073                          8,168
 6/1/2012                     8,420                          8,570
 7/1/2012                     8,337                          8,540
 8/1/2012                     8,709                          8,912
 9/1/2012                     9,167                          9,392
10/1/2012                     9,328                          9,554
11/1/2012                     9,443                          9,700
12/1/2012                    10,013                         10,223
 1/1/2013                    10,769                         11,055
 2/1/2013                    10,659                         11,022
 3/1/2013                    10,420                         10,738
 4/1/2013                    10,840                         11,155
 5/1/2013                    11,041                         11,409
 6/1/2013                    10,672                         10,901
 7/1/2013                    11,598                         11,892
 8/1/2013                    11,611                         11,870
 9/1/2013                    12,620                         12,885
10/1/2013                    13,338                         13,661
11/1/2013                    13,575                         13,904
12/1/2013                    13,952                         14,265
 1/1/2014                    13,866                         14,147
 2/1/2014                    15,080                         15,383
 3/1/2014                    15,153                         15,396
 4/1/2014                    15,291                         15,460
 5/1/2014                    15,350                         15,634
 6/1/2014                    15,214                         15,482
 7/1/2014                    14,317                         14,569
 8/1/2014                    14,143                         14,451
 9/1/2014                    13,383                         13,655
10/1/2014                    12,980                         13,209
11/1/2014                    13,289                         13,596
12/1/2014                    12,867                         13,271
 1/1/2015                    12,947                         13,302
 2/1/2015                    13,835                         14,284
 3/1/2015                    13,768                         14,139
 4/1/2015                    14,501                         14,896
 5/1/2015                    14,514                         14,797
 6/1/2015                    14,202                         14,447
 7/1/2015                    14,597                         14,983
 8/1/2015                    14,045                         14,404
 9/1/2015                    13,545                         13,917
10/1/2015                    14,196                         14,713
11/1/2015                    14,168                         14,674
12/1/2015                    14,340                         14,892
 1/1/2016                    13,366                         13,714
 2/1/2016                    13,339                         13,762
 3/1/2016                    14,472                         14,996
 4/1/2016                    14,767                         15,184
 5/1/2016                    14,794                         15,248
 6/1/2016                    13,983                         14,258
 7/1/2016                    14,898                         15,183
 8/1/2016                    15,086                         15,313                Past performance is not predictive of
 9/1/2016                    15,458                         15,680                future performance.
10/1/2016                    15,004                         15,097                The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
           AVERAGE ANNUAL         ONE          FIVE           TEN                 would pay on fund distributions or the
           TOTAL RETURN           YEAR         YEARS         YEARS                redemption of fund shares.
           ---------------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                  5.70%        10.38%        4.14%                rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL EX U.S. REIT INDEX (NET DIVIDENDS)
MARCH 1, 2007-OCTOBER 31, 2016

                                     [CHART]


                     DFA International
                  Real Estate Securities               S&P Global ex U.S.
                         Portfolio                 REIT Index (net dividends)
                -------------------------------    --------------------------
 3/1/2007                $10,000                              $10,000
 3/1/2007                 10,480                               10,343
 4/1/2007                 10,570                               10,492
 5/1/2007                 10,780                               10,647
 6/1/2007                 10,061                                9,995
 7/1/2007                  9,459                                9,513
 8/1/2007                  9,679                                9,662
 9/1/2007                 10,130                               10,149
10/1/2007                 10,211                               10,249
11/1/2007                  9,462                                9,433
12/1/2007                  8,995                                9,061
 1/1/2008                  8,627                                8,529
 2/1/2008                  8,585                                8,635
 3/1/2008                  8,606                                8,552
 4/1/2008                  8,659                                8,703
 5/1/2008                  8,332                                8,348
 6/1/2008                  7,450                                7,505
 7/1/2008                  7,215                                7,301
 8/1/2008                  6,970                                7,088
 9/1/2008                  6,457                                6,368
10/1/2008                  4,461                                4,537
11/1/2008                  4,152                                4,234
12/1/2008                  4,325                                4,363
 1/1/2009                  3,873                                3,947
 2/1/2009                  3,356                                3,433
 3/1/2009                  3,587                                3,636
 4/1/2009                  3,950                                4,053
 5/1/2009                  4,479                                4,503
 6/1/2009                  4,578                                4,610
 7/1/2009                  4,985                                5,022
 8/1/2009                  5,535                                5,634
 9/1/2009                  5,887                                6,017
10/1/2009                  5,766                                5,922
11/1/2009                  5,832                                5,926
12/1/2009                  5,925                                6,027
 1/1/2010                  5,704                                5,831
 2/1/2010                  5,728                                5,809
 3/1/2010                  5,925                                6,011
 4/1/2010                  5,974                                6,082
 5/1/2010                  5,347                                5,414
 6/1/2010                  5,360                                5,435
 7/1/2010                  5,987                                6,026
 8/1/2010                  5,999                                6,044
 9/1/2010                  6,577                                6,624
10/1/2010                  6,859                                6,894
11/1/2010                  6,429                                6,471
12/1/2010                  6,997                                7,046
 1/1/2011                  7,025                                7,045
 2/1/2011                  7,318                                7,329
 3/1/2011                  7,332                                7,348
 4/1/2011                  7,792                                7,804
 5/1/2011                  7,750                                7,761
 6/1/2011                  7,694                                7,685
 7/1/2011                  7,569                                7,575
 8/1/2011                  7,262                                7,261
 9/1/2011                  6,328                                6,367
10/1/2011                  6,830                                6,889
11/1/2011                  6,691                                6,606
12/1/2011                  6,455                                6,440
 1/1/2012                  6,897                                6,857
 2/1/2012                  7,133                                7,133
 3/1/2012                  7,221                                7,159
 4/1/2012                  7,369                                7,331
 5/1/2012                  6,941                                6,853
 6/1/2012                  7,398                                7,322
 7/1/2012                  7,737                                7,719
 8/1/2012                  7,855                                7,792
 9/1/2012                  8,032                                8,000
10/1/2012                  8,356                                8,295
11/1/2012                  8,415                                8,352
12/1/2012                  8,611                                8,495
 1/1/2013                  8,745                                8,714
 2/1/2013                  8,811                                8,792
 3/1/2013                  9,161                                9,125
 4/1/2013                  9,644                                9,604
 5/1/2013                  8,761                                8,738
 6/1/2013                  8,445                                8,368
 7/1/2013                  8,478                                8,386
 8/1/2013                  8,162                                8,091
 9/1/2013                  8,861                                8,784
10/1/2013                  9,128                                9,045
11/1/2013                  8,845                                8,764
12/1/2013                  8,807                                8,696
 1/1/2014                  8,649                                8,539
 2/1/2014                  9,158                                9,013
 3/1/2014                  9,140                                8,980
 4/1/2014                  9,526                                9,339
 5/1/2014                  9,807                                9,618
 6/1/2014                 10,018                                9,863
 7/1/2014                 10,000                                9,879
 8/1/2014                 10,175                               10,042
 9/1/2014                  9,509                                9,368
10/1/2014                  9,877                                9,661
11/1/2014                  9,912                                9,755
12/1/2014                  9,785                                9,647
 1/1/2015                 10,158                                9,968
 2/1/2015                 10,326                               10,149
 3/1/2015                 10,046                                9,857
 4/1/2015                 10,270                               10,074
 5/1/2015                  9,990                                9,793
 6/1/2015                  9,766                                9,546
 7/1/2015                  9,841                                9,650
 8/1/2015                  9,299                                9,107
 9/1/2015                  9,374                                9,136
10/1/2015                  9,841                                9,665
11/1/2015                  9,542                                9,361
12/1/2015                  9,431                                9,306
 1/1/2016                  9,278                                9,054
 2/1/2016                  9,469                                9,349
 3/1/2016                 10,248                               10,106
 4/1/2016                 10,590                               10,457
 5/1/2016                 10,305                               10,150
 6/1/2016                 10,438                               10,238
 7/1/2016                 10,914                               10,730            Past performance is not predictive of
 8/1/2016                 10,647                               10,488            future performance.
 9/1/2016                 10,647                               10,471            The returns shown do not reflect the
10/1/2016                  9,944                                9,789            deduction of taxes that a shareholder
           AVERAGE ANNUAL        ONE         FIVE          SINCE                 would pay on fund distributions or the
           TOTAL RETURN          YEAR        YEARS       INCEPTION               redemption of fund shares.
           --------------------------------------------------------------        The S&P data are provided by Standard
                                 1.05%       7.80%        -0.06%                 & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL REIT INDEX (NET DIVIDENDS)
JUNE 4, 2008-OCTOBER 31, 2016

                                     [CHART]


                         DFA Global Real                   S&P Global
                   Estate Securities Portfolio     REIT Index (net dividends)
                   ---------------------------     --------------------------
 6/1/2008                    $10,000                        $10,000
 6/1/2008                     9,000                           8,970
 7/1/2008                     9,020                           8,995
 8/1/2008                     9,000                           8,979
 9/1/2008                     8,710                           8,552
10/1/2008                     6,040                           5,939
11/1/2008                     5,040                           4,955
12/1/2008                     5,632                           5,465
 1/1/2009                     4,817                           4,698
 2/1/2009                     3,982                           3,887
 3/1/2009                     4,186                           4,070
 4/1/2009                     5,051                           4,921
 5/1/2009                     5,438                           5,235
 6/1/2009                     5,408                           5,208
 7/1/2009                     5,937                           5,716
 8/1/2009                     6,670                           6,460
 9/1/2009                     7,108                           6,889
10/1/2009                     6,874                           6,673
11/1/2009                     7,159                           6,897
12/1/2009                     7,471                           7,199
 1/1/2010                     7,133                           6,884
 2/1/2010                     7,362                           7,066
 3/1/2010                     7,875                           7,557
 4/1/2010                     8,202                           7,887
 5/1/2010                     7,591                           7,270
 6/1/2010                     7,373                           7,054
 7/1/2010                     8,158                           7,772
 8/1/2010                     8,115                           7,722
 9/1/2010                     8,649                           8,231
10/1/2010                     9,031                           8,595
11/1/2010                     8,682                           8,264
12/1/2010                     9,249                           8,789
 1/1/2011                     9,448                           8,947
 2/1/2011                     9,856                           9,334
 3/1/2011                     9,786                           9,258
 4/1/2011                    10,370                           9,804
 5/1/2011                    10,428                           9,853
 6/1/2011                    10,195                           9,617
 7/1/2011                    10,218                           9,647
 8/1/2011                     9,728                           9,153
 9/1/2011                     8,583                           8,093
10/1/2011                     9,588                           9,052
11/1/2011                     9,296                           8,693
12/1/2011                     9,417                           8,843
 1/1/2012                    10,020                           9,412
 2/1/2012                    10,092                           9,489
 3/1/2012                    10,454                           9,791
 4/1/2012                    10,719                          10,055
 5/1/2012                    10,176                           9,518
 6/1/2012                    10,791                          10,090
 7/1/2012                    11,105                          10,413
 8/1/2012                    11,153                          10,448
 9/1/2012                    11,117                          10,424
10/1/2012                    11,249                          10,520
11/1/2012                    11,249                          10,526
12/1/2012                    11,599                          10,822
 1/1/2013                    11,921                          11,170
 2/1/2013                    12,037                          11,290
 3/1/2013                    12,423                          11,651
 4/1/2013                    13,182                          12,361
 5/1/2013                    12,230                          11,472
 6/1/2013                    11,921                          11,139
 7/1/2013                    11,998                          11,213
 8/1/2013                    11,316                          10,573
 9/1/2013                    11,908                          11,121
10/1/2013                    12,346                          11,548
11/1/2013                    11,805                          11,041
12/1/2013                    11,804                          11,010
 1/1/2014                    12,005                          11,195
 2/1/2014                    12,659                          11,773
 3/1/2014                    12,699                          11,783
 4/1/2014                    13,180                          12,205
 5/1/2014                    13,527                          12,519
 6/1/2014                    13,714                          12,718
 7/1/2014                    13,714                          12,724
 8/1/2014                    14,048                          13,028
 9/1/2014                    13,166                          12,200
10/1/2014                    14,195                          13,084
11/1/2014                    14,395                          13,289
12/1/2014                    14,489                          13,381
 1/1/2015                    15,321                          14,107
 2/1/2015                    15,057                          13,878
 3/1/2015                    15,071                          13,866
 4/1/2015                    14,628                          13,456
 5/1/2015                    14,447                          13,286
 6/1/2015                    13,934                          12,771
 7/1/2015                    14,461                          13,264
 8/1/2015                    13,615                          12,462
 9/1/2015                    13,934                          12,702
10/1/2015                    14,683                          13,423
11/1/2015                    14,475                          13,210
12/1/2015                    14,589                          13,323
 1/1/2016                    14,191                          12,894
 2/1/2016                    14,262                          13,015
 3/1/2016                    15,626                          14,247
 4/1/2016                    15,555                          14,194
 5/1/2016                    15,626                          14,226
 6/1/2016                    16,421                          14,885
 7/1/2016                    17,131                          15,561              Past performance is not predictive of
 8/1/2016                    16,606                          15,049              future performance.
 9/1/2016                    16,407                          14,851              The returns shown do not reflect the
10/1/2016                    15,398                          13,944              deduction of taxes that a shareholder
           AVERAGE ANNUAL        ONE         FIVE          SINCE                 would pay on fund distributions or the
           TOTAL RETURN          YEAR        YEARS       INCEPTION               redemption of fund shares.
           --------------------------------------------------------------        The S&P data are provided by Standard
                                 4.87%       9.94%         5.27%                 & Poor's Index Services Group.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]

             DFA International Small Cap Value         MSCI World ex USA
                          Portfolio             Small Cap Index (net dividends)
             ---------------------------------  -------------------------------
 10/31/06                $10,000                            $10,000
 11/30/06                 10,483                             10,430
 12/31/06                 10,876                             10,739
 01/31/07                 11,166                             10,958
 02/28/07                 11,368                             11,150
 03/31/07                 11,862                             11,520
 04/30/07                 12,214                             11,964
 05/31/07                 12,447                             12,141
 06/30/07                 12,394                             12,114
 07/31/07                 12,363                             12,040
 08/31/07                 11,856                             11,405
 09/30/07                 12,102                             11,662
 10/31/07                 12,579                             12,450
 11/30/07                 11,557                             11,426
 12/31/07                 11,196                             11,091
 01/31/08                 10,458                             10,016
 02/29/08                 10,687                             10,492
 03/31/08                 10,786                             10,376
 04/30/08                 10,970                             10,629
 05/31/08                 11,211                             10,843
 06/30/08                 10,231                             10,006
 07/31/08                  9,777                              9,501
 08/31/08                  9,462                              9,150
 09/30/08                  8,100                              7,541
 10/31/08                  6,337                              5,679
 11/30/08                  5,986                              5,404
 12/31/08                  6,530                              5,764
 01/31/09                  5,979                              5,430
 02/28/09                  5,322                              4,934
 03/31/09                  5,669                              5,250
 04/30/09                  6,589                              6,060
 05/31/09                  7,496                              6,957
 06/30/09                  7,471                              7,040
 07/31/09                  8,167                              7,606
 08/31/09                  8,874                              8,192
 09/30/09                  9,292                              8,653
 10/31/09                  8,962                              8,519
 11/30/09                  9,004                              8,585
 12/31/09                  9,110                              8,694
 01/31/10                  8,935                              8,580
 02/28/10                  8,850                              8,530
 03/31/10                  9,569                              9,165
 04/30/10                  9,689                              9,346
 05/31/10                  8,385                              8,223
 06/30/10                  8,217                              8,146
 07/31/10                  9,016                              8,844
 08/31/10                  8,595                              8,614
 09/30/10                  9,560                              9,592
 10/31/10                  9,859                              9,987
 11/30/10                  9,578                              9,725
 12/31/10                 10,759                             10,825
 01/31/11                 10,984                             10,882
 02/28/11                 11,303                             11,191
 03/31/11                 11,359                             11,181
 04/30/11                 11,847                             11,735
 05/31/11                 11,441                             11,410
 06/30/11                 11,191                             11,163
 07/31/11                 10,976                             11,102
 08/31/11                  9,932                             10,225
 09/30/11                  8,760                              9,051
 10/31/11                  9,427                              9,786
 11/30/11                  9,122                              9,295
 12/31/11                  8,880                              9,114
 01/31/12                  9,769                              9,866
 02/29/12                 10,351                             10,425
 03/31/12                 10,364                             10,356
 04/30/12                 10,076                             10,302
 05/31/12                  8,795                              9,092
 06/30/12                  9,228                              9,405
 07/31/12                  9,202                              9,478
 08/31/12                  9,540                              9,750
 09/30/12                  9,986                             10,212
 10/31/12                 10,079                             10,262
 11/30/12                 10,219                             10,315
 12/31/12                 10,856                             10,706
 01/31/13                 11,413                             11,222
 02/28/13                 11,481                             11,262
 03/31/13                 11,715                             11,482
 04/30/13                 12,048                             11,815
 05/31/13                 11,810                             11,537
 06/30/13                 11,450                             11,081
 07/31/13                 12,304                             11,774
 08/31/13                 12,153                             11,753
 09/30/13                 13,330                             12,740
 10/31/13                 13,888                             13,116
 11/30/13                 13,909                             13,133
 12/31/13                 14,372                             13,442
 01/31/14                 14,174                             13,210
 02/28/14                 15,149                             13,959
 03/31/14                 15,248                             13,906
 04/30/14                 15,184                             13,863
 05/31/14                 15,304                             14,037
 06/30/14                 15,544                             14,356
 07/31/14                 14,999                             13,984
 08/31/14                 15,098                             14,018
 09/30/14                 14,219                             13,169
 10/31/14                 13,906                             12,835
 11/30/14                 13,807                             12,823
 12/31/14                 13,655                             12,724
 01/31/15                 13,567                             12,611
 02/28/15                 14,580                             13,418
 03/31/15                 14,294                             13,237
 04/30/15                 15,013                             13,910
 05/31/15                 15,248                             13,994
 06/30/15                 15,036                             13,787
 07/31/15                 14,851                             13,766
 08/31/15                 14,217                             13,154
 09/30/15                 13,650                             12,681
 10/31/15                 14,367                             13,433
 11/30/15                 14,256                             13,404
 12/31/15                 14,200                             13,418
 01/31/16                 13,151                             12,397
 02/29/16                 13,037                             12,463
 03/31/16                 14,085                             13,499
 04/30/16                 14,566                             13,926
 05/31/16                 14,451                             13,943
 06/30/16                 13,640                             13,326
 07/31/16                 14,622                             14,118                Past performance is not predictive of
 08/31/16                 14,676                             13,999                future performance.
 09/30/16                 15,078                             14,393                The returns shown do not reflect the
 10/31/16                 14,954                             13,965                deduction of taxes that a shareholder
            AVERAGE ANNUAL         ONE          FIVE          TEN                  would pay on fund distributions or the
            TOTAL RETURN           YEAR         YEARS        YEARS                 redemption of fund shares.
            --------------------------------------------------------------         MSCI data copyright MSCI 2016, all
                                   4.09%        9.67%        4.11%                 rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL VECTOR EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 14, 2008-OCTOBER 31, 2016

                                     [CHART]


                            International Vector          MSCI World ex USA
                              Equity Portfolio          Index (net dividends)
                             --------------------       ---------------------
 08/14/08                          $10,000                    $10,000
 08/31/08                           10,050                     10,052
 09/30/08                            8,750                      8,601
 10/31/08                            6,740                      6,812
 11/30/08                            6,340                      6,442
 12/31/08                            6,798                      6,782
 01/31/09                            6,065                      6,149
 02/28/09                            5,392                      5,527
 03/31/09                            5,903                      5,891
 04/30/09                            6,919                      6,650
 05/31/09                            7,985                      7,491
 06/30/09                            7,932                      7,414
 07/31/09                            8,715                      8,110
 08/31/09                            9,274                      8,499
 09/30/09                            9,740                      8,849
 10/31/09                            9,404                      8,707
 11/30/09                            9,608                      8,923
 12/31/09                            9,715                      9,065
 01/31/10                            9,377                      8,640
 02/28/10                            9,357                      8,631
 03/31/10                           10,099                      9,187
 04/30/10                           10,120                      9,050
 05/31/10                            8,870                      8,051
 06/30/10                            8,736                      7,935
 07/31/10                            9,659                      8,668
 08/31/10                            9,254                      8,409
 09/30/10                           10,289                      9,216
 10/31/10                           10,684                      9,544
 11/30/10                           10,300                      9,140
 12/31/10                           11,397                      9,876
 01/31/11                           11,660                     10,089
 02/28/11                           12,050                     10,463
 03/31/11                           11,881                     10,253
 04/30/11                           12,482                     10,812
 05/31/11                           12,071                     10,491
 06/30/11                           11,823                     10,342
 07/31/11                           11,545                     10,171
 08/31/11                           10,519                      9,311
 09/30/11                            9,260                      8,376
 10/31/11                           10,045                      9,191
 11/30/11                            9,733                      8,766
 12/31/11                            9,464                      8,670
 01/31/12                           10,238                      9,138
 02/29/12                           10,780                      9,641
 03/31/12                           10,780                      9,570
 04/30/12                           10,514                      9,407
 05/31/12                            9,219                      8,335
 06/30/12                            9,745                      8,881
 07/31/12                            9,700                      8,991
 08/31/12                           10,038                      9,248
 09/30/12                           10,435                      9,529
 10/31/12                           10,537                      9,595
 11/30/12                           10,706                      9,797
 12/31/12                           11,253                     10,093
 01/31/13                           11,755                     10,590
 02/28/13                           11,652                     10,484
 03/31/13                           11,784                     10,567
 04/30/13                           12,218                     11,049
 05/31/13                           11,944                     10,801
 06/30/13                           11,564                     10,397
 07/31/13                           12,305                     10,950
 08/31/13                           12,213                     10,809
 09/30/13                           13,183                     11,573
 10/31/13                           13,648                     11,961
 11/30/13                           13,682                     12,034
 12/31/13                           13,989                     12,215
 01/31/14                           13,612                     11,722
 02/28/14                           14,448                     12,362
 03/31/14                           14,414                     12,306
 04/30/14                           14,555                     12,501
 05/31/14                           14,685                     12,694
 06/30/14                           14,923                     12,874
 07/31/14                           14,493                     12,645
 08/31/14                           14,553                     12,655
 09/30/14                           13,757                     12,135
 10/31/14                           13,505                     11,942
 11/30/14                           13,445                     12,089
 12/31/14                           13,112                     11,687
 01/31/15                           13,015                     11,646
 02/28/15                           13,893                     12,342
 03/31/15                           13,649                     12,135
 04/30/15                           14,356                     12,661
 05/31/15                           14,393                     12,551
 06/30/15                           14,064                     12,194
 07/31/15                           13,990                     12,387
 08/31/15                           13,186                     11,485
 09/30/15                           12,594                     10,905
 10/31/15                           13,351                     11,726
 11/30/15                           13,289                     11,539
 12/31/15                           13,112                     11,332
 01/31/16                           12,248                     10,552
 02/29/16                           12,047                     10,405
 03/31/16                           13,002                     11,111
 04/30/16                           13,429                     11,468
 05/31/16                           13,379                     11,339
 06/30/16                           12,867                     10,994
 07/31/16                           13,568                     11,535
 08/31/16                           13,670                     11,546            Past performance is not predictive of
 09/30/16                           13,972                     11,686            future performance.
 10/31/16                           13,780                     11,459            The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
           AVERAGE ANNUAL        ONE         FIVE          SINCE                 would pay on fund distributions or the
           TOTAL RETURN          YEAR        YEARS       INCEPTION               redemption of fund shares.
           --------------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                 3.21%       6.53%         3.98%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 23, 2010-OCTOBER 31, 2016

                                     [CHART]


                         World Ex U.S.        MSCI All Country World
                       Value Portfolio      ex USA Index (net dividends)
                      ------------------   -----------------------------
   8/23/2010                $10,000                  $10,000
   8/31/2010                  9,890                    9,920
   9/30/2010                 10,980                   10,906
  10/31/2010                 11,350                   11,278
  11/30/2010                 10,850                   10,843
  12/31/2010                 11,859                   11,692
   1/31/2011                 12,122                   11,807
   2/28/2011                 12,385                   12,118
   3/31/2011                 12,311                   12,090
   4/30/2011                 12,899                   12,681
   5/31/2011                 12,433                   12,315
   6/30/2011                 12,238                   12,136
   7/31/2011                 11,920                   11,971
   8/31/2011                 10,670                   10,945
   9/30/2011                  9,314                    9,727
  10/31/2011                 10,261                   10,752
  11/30/2011                  9,880                   10,203
  12/31/2011                  9,590                   10,089
   1/31/2012                 10,422                   10,774
   2/29/2012                 10,984                   11,379
   3/31/2012                 10,811                   11,222
   4/30/2012                 10,436                   11,045
   5/31/2012                  9,177                    9,791
   6/30/2012                  9,755                   10,369
   7/31/2012                  9,703                   10,515
   8/31/2012                 10,041                   10,735
   9/30/2012                 10,475                   11,136
  10/31/2012                 10,538                   11,179
  11/30/2012                 10,687                   11,392
  12/31/2012                 11,281                   11,787
   1/31/2013                 11,720                   12,266
   2/28/2013                 11,442                   12,137
   3/31/2013                 11,460                   12,161
   4/30/2013                 11,899                   12,608
   5/31/2013                 11,696                   12,316
   6/30/2013                 11,154                   11,782
   7/31/2013                 11,796                   12,298
   8/31/2013                 11,666                   12,128
   9/30/2013                 12,556                   12,971
  10/31/2013                 13,026                   13,447
  11/30/2013                 12,993                   13,470
  12/31/2013                 13,201                   13,589
   1/31/2014                 12,652                   12,972
   2/28/2014                 13,289                   13,623
   3/31/2014                 13,361                   13,658
   4/30/2014                 13,527                   13,839
   5/31/2014                 13,760                   14,108
   6/30/2014                 13,969                   14,345
   7/31/2014                 13,778                   14,203
   8/31/2014                 13,857                   14,281
   9/30/2014                 13,101                   13,590
  10/31/2014                 12,921                   13,455
  11/30/2014                 12,864                   13,552
  12/31/2014                 12,384                   13,064
   1/31/2015                 12,293                   13,044
   2/28/2015                 13,080                   13,742
   3/31/2015                 12,783                   13,520
   4/30/2015                 13,604                   14,203
   5/31/2015                 13,490                   13,981
   6/30/2015                 13,108                   13,591
   7/31/2015                 12,774                   13,553
   8/31/2015                 11,805                   12,517
   9/30/2015                 11,128                   11,937
  10/31/2015                 11,916                   12,825
  11/30/2015                 11,696                   12,561
  12/31/2015                 11,357                   12,324
   1/31/2016                 10,526                   11,486
   2/29/2016                 10,304                   11,354
   3/31/2016                 11,258                   12,278
   4/30/2016                 11,728                   12,601
   5/31/2016                 11,399                   12,388
   6/30/2016                 11,179                   12,199
   7/31/2016                 11,763                   12,802
   8/31/2016                 12,026                   12,883
   9/30/2016                 12,182                   13,042
  10/31/2016                 12,338                   12,854                Past performance is not predictive of
                                                                            future performance.
                                                                            The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE        FIVE         SINCE               would pay on fund distributions or the
          TOTAL RETURN          YEAR       YEARS      INCEPTION             redemption of fund shares.
          -----------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                3.54%      3.75%        3.45%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD EX U.S. TARGETED VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
NOVEMBER 1, 2012-OCTOBER 31, 2016

                                      [CHART]


              World Ex U.S. Targeted        MSCI All Country World ex USA
                 Value Portfolio           Small Cap Index (net dividends)
              -----------------------     ----------------------------------
    11/1/2012         $10,000                         $10,000
   11/30/2012          10,120                          10,013
   12/31/2012          10,735                          10,417
    1/31/2013          11,157                          10,868
    2/28/2013          11,147                          10,925
    3/31/2013          11,278                          11,098
    4/30/2013          11,549                          11,398
    5/31/2013          11,298                          11,175
    6/30/2013          10,766                          10,607
    7/31/2013          11,376                          11,134
    8/31/2013          11,193                          11,038
    9/30/2013          12,191                          11,920
   10/31/2013          12,690                          12,289
   11/30/2013          12,629                          12,257
   12/31/2013          12,872                          12,472
    1/31/2014          12,497                          12,231
    2/28/2014          13,185                          12,888
    3/31/2014          13,404                          12,904
    4/30/2014          13,404                          12,883
    5/31/2014          13,633                          13,090
    6/30/2014          13,888                          13,374
    7/31/2014          13,616                          13,121
    8/31/2014          13,773                          13,215
    9/30/2014          12,908                          12,464
   10/31/2014          12,698                          12,170
   11/30/2014          12,571                          12,119
   12/31/2014          12,294                          11,969
    1/31/2015          12,219                          11,925
    2/28/2015          12,977                          12,575
    3/31/2015          12,710                          12,439
    4/30/2015          13,511                          13,182
    5/31/2015          13,489                          13,256
    6/30/2015          13,224                          12,964
    7/31/2015          12,816                          12,717
    8/31/2015          12,088                          12,007
    9/30/2015          11,599                          11,665
   10/31/2015          12,332                          12,356
   11/30/2015          12,170                          12,268
   12/31/2015          12,035                          12,280
    1/31/2016          11,171                          11,339
    2/29/2016          11,149                          11,377
    3/31/2016          12,256                          12,364
    4/30/2016          12,733                          12,710
    5/31/2016          12,408                          12,626
    6/30/2016          12,109                          12,256
    7/31/2016          12,909                          12,938
    8/31/2016          13,019                          12,907
    9/30/2016          13,305                          13,225                   Past performance is not predictive of
   10/31/2016          13,218                          12,877                   future performance.
                                                                                The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
              AVERAGE ANNUAL          ONE             SINCE                     would pay on fund distributions or the
              TOTAL RETURN            YEAR          INCEPTION                   redemption of fund shares.
              --------------------------------------------------------          MSCI data copyright MSCI 2016, all
                                      7.18%           7.23%                     rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 9, 2013-OCTOBER 31, 2016

                                  [CHART]


                         World Ex U.S. Core        MSCI All Country World
                          Equity Portfolio      ex USA Index (net dividends)
                         ------------------     ----------------------------

   4/09/2013                    $10,000                  $10,000
   4/30/2013                     10,160                   10,415
   5/31/2013                      9,890                   10,174
   6/30/2013                      9,485                    9,733
   7/31/2013                      9,971                   10,159
   8/31/2013                      9,830                   10,019
   9/30/2013                     10,575                   10,715
  10/31/2013                     10,962                   11,108
  11/30/2013                     10,952                   11,127
  12/31/2013                     11,104                   11,225
   1/31/2014                     10,653                   10,715
   2/28/2014                     11,227                   11,254
   3/31/2014                     11,309                   11,282
   4/30/2014                     11,422                   11,431
   5/31/2014                     11,597                   11,654
   6/30/2014                     11,810                   11,850
   7/31/2014                     11,592                   11,732
   8/31/2014                     11,706                   11,797
   9/30/2014                     11,072                   11,226
  10/31/2014                     10,957                   11,115
  11/30/2014                     10,916                   11,195
  12/31/2014                     10,565                   10,791
   1/31/2015                     10,565                   10,775
   2/28/2015                     11,162                   11,351
   3/31/2015                     10,968                   11,168
   4/30/2015                     11,608                   11,732
   5/31/2015                     11,534                   11,549
   6/30/2015                     11,209                   11,227
   7/31/2015                     10,976                   11,196
   8/31/2015                     10,234                   10,340
   9/30/2015                      9,847                    9,860
  10/31/2015                     10,465                   10,595
  11/30/2015                     10,348                   10,376
  12/31/2015                     10,164                   10,180
   1/31/2016                      9,533                    9,488
   2/29/2016                      9,372                    9,379
   3/31/2016                     10,212                   10,142
   4/30/2016                     10,459                   10,409
   5/31/2016                     10,319                   10,233
   6/30/2016                     10,173                   10,077
   7/31/2016                     10,705                   10,575
   8/31/2016                     10,792                   10,642                Past performance is not predictive of
   9/30/2016                     10,993                   10,773                future performance.
  10/31/2016                     10,840                   10,618                The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
              AVERAGE ANNUAL          ONE             SINCE                     would pay on fund distributions or the
              TOTAL RETURN            YEAR          INCEPTION                   redemption of fund shares.
              --------------------------------------------------------          MSCI data copyright MSCI 2016, all
                                      3.58%           2.29%                     rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
MARCH 7, 2012-OCTOBER 31, 2016

                                      [CHART]


                                                  MSCI All Country World
                World Core Equity Portfolio        Index (net dividends)
               ----------------------------      -------------------------


   3/07/2012             $10,000                       $10,000
   3/31/2012              10,170                        10,307
   4/30/2012              10,050                        10,189
   5/31/2012               9,400                         9,276
   6/30/2012               9,822                         9,734
   7/31/2012               9,913                         9,867
   8/31/2012              10,175                        10,082
   9/30/2012              10,465                        10,399
  10/31/2012              10,354                        10,330
  11/30/2012              10,425                        10,462
  12/31/2012              10,644                        10,699
   1/31/2013              11,175                        11,192
   2/28/2013              11,266                        11,190
   3/31/2013              11,598                        11,395
   4/30/2013              11,843                        11,720
   5/31/2013              11,986                        11,688
   6/30/2013              11,754                        11,346
   7/31/2013              12,382                        11,890
   8/31/2013              12,053                        11,642
   9/30/2013              12,609                        12,243
  10/31/2013              13,125                        12,735
  11/30/2013              13,477                        12,916
  12/31/2013              13,786                        13,138
   1/31/2014              13,260                        12,613
   2/28/2014              13,902                        13,222
   3/31/2014              14,000                        13,281
   4/30/2014              14,074                        13,407
   5/31/2014              14,359                        13,693
   6/30/2014              14,684                        13,950
   7/31/2014              14,355                        13,781
   8/31/2014              14,726                        14,086
   9/30/2014              14,116                        13,629
  10/31/2014              14,222                        13,725
  11/30/2014              14,340                        13,954
  12/31/2014              14,128                        13,685
   1/31/2015              13,902                        13,471
   2/28/2015              14,731                        14,221
   3/31/2015              14,555                        14,001
   4/30/2015              14,944                        14,407
   5/31/2015              14,987                        14,388
   6/30/2015              14,696                        14,049
   7/31/2015              14,642                        14,171
   8/31/2015              13,729                        13,200
   9/30/2015              13,239                        12,722
  10/31/2015              14,135                        13,720
  11/30/2015              14,113                        13,607
  12/31/2015              13,780                        13,362
   1/31/2016              12,967                        12,556
   2/29/2016              12,901                        12,469
   3/31/2016              13,930                        13,393
   4/30/2016              14,140                        13,591
   5/31/2016              14,173                        13,608
   6/30/2016              14,055                        13,526
   7/31/2016              14,700                        14,109
   8/31/2016              14,789                        14,156                Past performance is not predictive of
   9/30/2016              14,929                        14,243                future performance.
  10/31/2016              14,662                        14,001                The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
             AVERAGE ANNUAL          ONE             SINCE                    would pay on fund distributions or the
             TOTAL RETURN            YEAR          INCEPTION                  redemption of fund shares.
             --------------------------------------------------------         MSCI data copyright MSCI 2016, all
                                     3.73%           8.58%                    rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
NOVEMBER 14, 2011-OCTOBER 31, 2016

                                      [CHART]

                   Selectively Hedged Global           MSCI All Country World
                        Equity Portfolio                Index (net dividends)
                   -------------------------           -----------------------

 11/14/2011                $10,000                            $10,000
 11/30/2011                  9,920                              9,873
 12/31/2011                  9,828                              9,853
  1/31/2012                 10,533                             10,426
  2/29/2012                 11,077                             10,951
  3/31/2012                 11,141                             11,024
  4/30/2012                 10,939                             10,898
  5/31/2012                  9,962                              9,921
  6/30/2012                 10,442                             10,410
  7/31/2012                 10,463                             10,553
  8/31/2012                 10,748                             10,782
  9/30/2012                 11,122                             11,122
 10/31/2012                 11,112                             11,048
 11/30/2012                 11,265                             11,189
 12/31/2012                 11,718                             11,443
  1/31/2013                 12,225                             11,970
  2/28/2013                 12,287                             11,968
  3/31/2013                 12,576                             12,187
  4/30/2013                 12,814                             12,535
  5/31/2013                 12,897                             12,501
  6/30/2013                 12,514                             12,135
  7/31/2013                 13,114                             12,716
  8/31/2013                 12,845                             12,451
  9/30/2013                 13,569                             13,094
 10/31/2013                 14,096                             13,621
 11/30/2013                 14,324                             13,813
 12/31/2013                 14,611                             14,052
  1/31/2014                 14,001                             13,490
  2/28/2014                 14,675                             14,141
  3/31/2014                 14,847                             14,204
  4/30/2014                 14,879                             14,339
  5/31/2014                 15,136                             14,644
  6/30/2014                 15,500                             14,920
  7/31/2014                 15,200                             14,739
  8/31/2014                 15,628                             15,065
  9/30/2014                 15,061                             14,576
 10/31/2014                 15,200                             14,679
 11/30/2014                 15,360                             14,924
 12/31/2014                 15,182                             14,636
  1/31/2015                 14,958                             14,408
  2/28/2015                 15,878                             15,210
  3/31/2015                 15,766                             14,974
  4/30/2015                 16,136                             15,409
  5/31/2015                 16,226                             15,388
  6/30/2015                 15,867                             15,026
  7/31/2015                 15,754                             15,157
  8/31/2015                 14,700                             14,118
  9/30/2015                 14,172                             13,606
 10/31/2015                 15,148                             14,674
 11/30/2015                 15,204                             14,553
 12/31/2015                 14,728                             14,290
  1/31/2016                 13,907                             13,429
  2/29/2016                 13,768                             13,336
  3/31/2016                 14,797                             14,324
  4/30/2016                 14,948                             14,536
  5/31/2016                 15,063                             14,554
  6/30/2016                 14,971                             14,466
  7/31/2016                 15,641                             15,090
  8/31/2016                 15,792                             15,140             Past performance is not predictive of
  9/30/2016                 15,930                             15,233             future performance.
 10/31/2016                 15,803                             14,975             The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
              AVERAGE ANNUAL           ONE              SINCE                     would pay on fund distributions or the
              TOTAL RETURN             YEAR           INCEPTION                   redemption of fund shares.
              ----------------------------------------------------------          MSCI data copyright MSCI 2016, all
                                       4.32%            9.66%                     rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

                                               MSCI Emerging Markets
                Emerging Markets Portfolio     Index (net dividends)
                --------------------------     ---------------------

10/31/2006             $10,000                      $10,000
11/30/2006              10,637                       10,743
12/31/2006              11,065                       11,227
 1/31/2007              11,226                       11,108
 2/28/2007              11,048                       11,043
 3/31/2007              11,552                       11,481
 4/30/2007              12,284                       12,025
 5/31/2007              13,106                       12,609
 6/30/2007              13,319                       13,200
 7/31/2007              13,635                       13,897
 8/31/2007              13,396                       13,601
 9/30/2007              14,576                       15,103
10/31/2007              16,168                       16,788
11/30/2007              15,112                       15,597
12/31/2007              15,051                       15,652
 1/31/2008              13,735                       13,699
 2/29/2008              14,171                       14,710
 3/31/2008              13,728                       13,932
 4/30/2008              14,704                       15,062
 5/31/2008              14,790                       15,342
 6/30/2008              13,268                       13,811
 7/31/2008              13,091                       13,290
 8/31/2008              12,311                       12,229
 9/30/2008              10,594                       10,089
10/31/2008               7,802                        7,328
11/30/2008               7,093                        6,776
12/31/2008               7,646                        7,305
 1/31/2009               7,061                        6,833
 2/28/2009               6,598                        6,447
 3/31/2009               7,552                        7,374
 4/30/2009               8,668                        8,601
 5/31/2009              10,144                       10,071
 6/30/2009              10,055                        9,935
 7/31/2009              11,202                       11,052
 8/31/2009              11,239                       11,013
 9/30/2009              12,224                       12,012
10/31/2009              11,968                       12,027
11/30/2009              12,680                       12,544
12/31/2009              13,133                       13,039
 1/31/2010              12,414                       12,312
 2/28/2010              12,563                       12,355
 3/31/2010              13,611                       13,353
 4/30/2010              13,689                       13,514
 5/31/2010              12,412                       12,326
 6/30/2010              12,431                       12,235
 7/31/2010              13,522                       13,254
 8/31/2010              13,205                       12,997
 9/30/2010              14,703                       14,441
10/31/2010              15,144                       14,860
11/30/2010              14,801                       14,468
12/31/2010              15,998                       15,500
 1/31/2011              15,581                       15,080
 2/28/2011              15,466                       14,939
 3/31/2011              16,322                       15,818
 4/30/2011              16,891                       16,308
 5/31/2011              16,421                       15,880
 6/30/2011              16,221                       15,636
 7/31/2011              16,090                       15,567
 8/31/2011              14,783                       14,176
 9/30/2011              12,545                       12,109
10/31/2011              14,111                       13,713
11/30/2011              13,614                       12,799
12/31/2011              13,212                       12,645
 1/31/2012              14,630                       14,079
 2/29/2012              15,419                       14,922
 3/31/2012              15,013                       14,424
 4/30/2012              14,741                       14,252
 5/31/2012              13,151                       12,653
 6/30/2012              13,794                       13,142
 7/31/2012              13,906                       13,398
 8/31/2012              13,990                       13,354
 9/30/2012              14,771                       14,159
10/31/2012              14,687                       14,073
11/30/2012              14,878                       14,252
12/31/2012              15,743                       14,949
 1/31/2013              15,823                       15,155
 2/28/2013              15,635                       14,965
 3/31/2013              15,409                       14,707
 4/30/2013              15,575                       14,818
 5/31/2013              15,065                       14,438
 6/30/2013              14,117                       13,518
 7/31/2013              14,319                       13,660
 8/31/2013              13,978                       13,425
 9/30/2013              14,975                       14,298
10/31/2013              15,654                       14,993
11/30/2013              15,416                       14,774
12/31/2013              15,252                       14,560
 1/31/2014              14,189                       13,615
 2/28/2014              14,700                       14,066
 3/31/2014              15,211                       14,497
 4/30/2014              15,299                       14,546
 5/31/2014              15,816                       15,053
 6/30/2014              16,251                       15,453
 7/31/2014              16,440                       15,752
 8/31/2014              16,948                       16,107
 9/30/2014              15,696                       14,913
10/31/2014              15,863                       15,089
11/30/2014              15,702                       14,930
12/31/2014              14,991                       14,241
 1/31/2015              15,087                       14,327
 2/28/2015              15,542                       14,770
 3/31/2015              15,213                       14,560
 4/30/2015              16,225                       15,680
 5/31/2015              15,572                       15,052
 6/30/2015              15,193                       14,661
 7/31/2015              14,213                       13,645
 8/31/2015              13,036                       12,411
 9/30/2015              12,682                       12,038
10/31/2015              13,446                       12,896
11/30/2015              12,979                       12,393
12/31/2015              12,621                       12,117
 1/31/2016              12,084                       11,331
 2/29/2016              12,011                       11,312
 3/31/2016              13,595                       12,809
 4/30/2016              13,675                       12,879
 5/31/2016              13,136                       12,398
 6/30/2016              13,830                       12,894
 7/31/2016              14,539                       13,543
 8/31/2016              14,711                       13,879             Past performance is not predictive of
 9/30/2016              14,895                       14,058             future performance.
10/31/2016              14,926                       14,091             The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE        FIVE        TEN              would pay on fund distributions or the
          TOTAL RETURN          YEAR       YEARS      YEARS             redemption of fund shares.
          -------------------------------------------------------       MSCI data copyright MSCI 2016, all
                               11.01%      1.13%      4.09%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]

                   Emerging Markets Small Cap        MSCI Emerging Markets
                            Portfolio                Index (net dividends)
                -------------------------------      ---------------------
10/31/2006                  $10,000                       $10,000
11/30/2006                   10,761                        10,743
12/31/2006                   11,250                        11,227
 1/31/2007                   11,461                        11,108
 2/28/2007                   11,564                        11,043
 3/31/2007                   12,076                        11,481
 4/30/2007                   12,999                        12,025
 5/31/2007                   14,030                        12,609
 6/30/2007                   14,449                        13,200
 7/31/2007                   15,151                        13,897
 8/31/2007                   14,520                        13,601
 9/30/2007                   15,518                        15,103
10/31/2007                   16,681                        16,788
11/30/2007                   15,343                        15,597
12/31/2007                   15,526                        15,652
 1/31/2008                   13,654                        13,699
 2/29/2008                   14,049                        14,710
 3/31/2008                   13,384                        13,932
 4/30/2008                   14,202                        15,062
 5/31/2008                   14,112                        15,342
 6/30/2008                   12,486                        13,811
 7/31/2008                   12,290                        13,290
 8/31/2008                   11,548                        12,229
 9/30/2008                    9,462                        10,089
10/31/2008                    6,591                         7,328
11/30/2008                    6,188                         6,776
12/31/2008                    7,059                         7,305
 1/31/2009                    6,516                         6,833
 2/28/2009                    6,116                         6,447
 3/31/2009                    6,958                         7,374
 4/30/2009                    8,366                         8,601
 5/31/2009                   10,283                        10,071
 6/30/2009                   10,232                         9,935
 7/31/2009                   11,530                        11,052
 8/31/2009                   11,667                        11,013
 9/30/2009                   12,640                        12,012
10/31/2009                   12,625                        12,027
11/30/2009                   13,363                        12,544
12/31/2009                   14,100                        13,039
 1/31/2010                   13,475                        12,312
 2/28/2010                   13,708                        12,355
 3/31/2010                   14,878                        13,353
 4/30/2010                   15,118                        13,514
 5/31/2010                   13,592                        12,326
 6/30/2010                   13,952                        12,235
 7/31/2010                   15,232                        13,254
 8/31/2010                   15,305                        12,997
 9/30/2010                   17,159                        14,441
10/31/2010                   17,843                        14,860
11/30/2010                   17,358                        14,468
12/31/2010                   18,356                        15,500
 1/31/2011                   17,577                        15,080
 2/28/2011                   17,059                        14,939
 3/31/2011                   18,005                        15,818
 4/30/2011                   18,951                        16,308
 5/31/2011                   18,516                        15,880
 6/30/2011                   18,366                        15,636
 7/31/2011                   18,573                        15,567
 8/31/2011                   16,807                        14,176
 9/30/2011                   13,818                        12,109
10/31/2011                   15,340                        13,713
11/30/2011                   14,591                        12,799
12/31/2011                   14,203                        12,645
 1/31/2012                   15,804                        14,079
 2/29/2012                   17,095                        14,922
 3/31/2012                   16,649                        14,424
 4/30/2012                   16,250                        14,252
 5/31/2012                   14,761                        12,653
 6/30/2012                   15,326                        13,142
 7/31/2012                   15,134                        13,398
 8/31/2012                   15,527                        13,354
 9/30/2012                   16,434                        14,159
10/31/2012                   16,370                        14,073
11/30/2012                   16,652                        14,252
12/31/2012                   17,675                        14,949
 1/31/2013                   18,001                        15,155
 2/28/2013                   18,184                        14,965
 3/31/2013                   18,099                        14,707
 4/30/2013                   18,467                        14,818
 5/31/2013                   18,199                        14,438
 6/30/2013                   16,625                        13,518
 7/31/2013                   16,700                        13,660
 8/31/2013                   16,003                        13,425
 9/30/2013                   17,171                        14,298
10/31/2013                   17,830                        14,993
11/30/2013                   17,577                        14,774
12/31/2013                   17,431                        14,560
 1/31/2014                   16,685                        13,615
 2/28/2014                   17,422                        14,066
 3/31/2014                   18,020                        14,497
 4/30/2014                   18,168                        14,546
 5/31/2014                   18,783                        15,053
 6/30/2014                   19,266                        15,453
 7/31/2014                   19,310                        15,752
 8/31/2014                   19,901                        16,107
 9/30/2014                   18,910                        14,913
10/31/2014                   18,744                        15,089
11/30/2014                   18,525                        14,930
12/31/2014                   17,954                        14,241
 1/31/2015                   18,243                        14,327
 2/28/2015                   18,712                        14,770
 3/31/2015                   18,568                        14,560
 4/30/2015                   19,886                        15,680
 5/31/2015                   19,606                        15,052
 6/30/2015                   18,933                        14,661
 7/31/2015                   17,777                        13,645
 8/31/2015                   16,033                        12,411
 9/30/2015                   16,007                        12,038
10/31/2015                   16,893                        12,896
11/30/2015                   16,546                        12,393
12/31/2015                   16,393                        12,117
 1/31/2016                   15,414                        11,331
 2/29/2016                   15,349                        11,312
 3/31/2016                   17,237                        12,809
 4/30/2016                   17,668                        12,879
 5/31/2016                   16,929                        12,398
 6/30/2016                   17,865                        12,894
 7/31/2016                   18,903                        13,543
 8/31/2016                   19,016                        13,879             Past performance is not predictive of
 9/30/2016                   19,326                        14,058             future performance.
10/31/2016                   19,251                        14,091             The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
           AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
           -----------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                 13.96%       4.65%       6.77%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- CLASS R2 VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
JANUARY 29, 2008-OCTOBER 31, 2016

                                     [CHART]

                   Emerging Markets Value       MSCI Emerging Markets Index
                     Portfolio Class R2               (net dividends)
                   ----------------------       ---------------------------
 1/29/2008                $10,000                          $10,000
 1/31/2008                 10,050                            9,871
 2/29/2008                 10,450                           10,599
 3/31/2008                 10,097                           10,038
 4/30/2008                 10,872                           10,853
 5/31/2008                 10,962                           11,054
 6/30/2008                  9,677                            9,952
 7/31/2008                  9,489                            9,576
 8/31/2008                  8,674                            8,811
 9/30/2008                  7,174                            7,269
10/31/2008                  4,949                            5,280
11/30/2008                  4,569                            4,882
12/31/2008                  5,120                            5,263
 1/31/2009                  4,675                            4,923
 2/28/2009                  4,262                            4,646
 3/31/2009                  5,002                            5,313
 4/30/2009                  5,996                            6,197
 5/31/2009                  7,342                            7,256
 6/30/2009                  7,241                            7,159
 7/31/2009                  8,197                            7,964
 8/31/2009                  8,265                            7,935
 9/30/2009                  9,035                            8,655
10/31/2009                  8,823                            8,666
11/30/2009                  9,388                            9,038
12/31/2009                  9,847                            9,395
 1/31/2010                  9,297                            8,871
 2/28/2010                  9,347                            8,902
 3/31/2010                 10,147                            9,621
 4/30/2010                 10,246                            9,738
 5/31/2010                  9,147                            8,881
 6/30/2010                  9,199                            8,816
 7/31/2010                 10,085                            9,550
 8/31/2010                  9,864                            9,365
 9/30/2010                 11,031                           10,405
10/31/2010                 11,444                           10,707
11/30/2010                 11,031                           10,425
12/31/2010                 11,960                           11,169
 1/31/2011                 11,583                           10,866
 2/28/2011                 11,391                           10,764
 3/31/2011                 12,043                           11,397
 4/30/2011                 12,466                           11,751
 5/31/2011                 11,990                           11,443
 6/30/2011                 11,738                           11,267
 7/31/2011                 11,639                           11,217
 8/31/2011                 10,454                           10,214
 9/30/2011                  8,577                            8,725
10/31/2011                  9,701                            9,881
11/30/2011                  9,206                            9,222
12/31/2011                  8,875                            9,111
 1/31/2012                 10,102                           10,144
 2/29/2012                 10,714                           10,752
 3/31/2012                 10,253                           10,393
 4/30/2012                  9,918                           10,269
 5/31/2012                  8,817                            9,117
 6/30/2012                  9,214                            9,469
 7/31/2012                  9,155                            9,654
 8/31/2012                  9,279                            9,622
 9/30/2012                  9,873                           10,202
10/31/2012                  9,742                           10,140
11/30/2012                  9,849                           10,269
12/31/2012                 10,564                           10,771
 1/31/2013                 10,734                           10,920
 2/28/2013                 10,550                           10,783
 3/31/2013                 10,459                           10,597
 4/30/2013                 10,547                           10,677
 5/31/2013                 10,243                           10,403
 6/30/2013                  9,377                            9,741
 7/31/2013                  9,559                            9,842
 8/31/2013                  9,356                            9,673
 9/30/2013                 10,045                           10,302
10/31/2013                 10,497                           10,803
11/30/2013                 10,242                           10,645
12/31/2013                 10,137                           10,491
 1/31/2014                  9,424                            9,810
 2/28/2014                  9,634                           10,135
 3/31/2014                 10,060                           10,446
 4/30/2014                 10,122                           10,481
 5/31/2014                 10,533                           10,847
 6/30/2014                 10,806                           11,135
 7/31/2014                 11,008                           11,350
 8/31/2014                 11,250                           11,606
 9/30/2014                 10,328                           10,746
10/31/2014                 10,313                           10,872
11/30/2014                 10,139                           10,757
12/31/2014                  9,665                           10,262
 1/31/2015                  9,586                           10,323
 2/28/2015                  9,924                           10,643
 3/31/2015                  9,643                           10,491
 4/30/2015                 10,597                           11,298
 5/31/2015                 10,123                           10,846
 6/30/2015                  9,800                           10,564
 7/31/2015                  9,012                            9,832
 8/31/2015                  8,193                            8,943
 9/30/2015                  7,917                            8,674
10/31/2015                  8,406                            9,292
11/30/2015                  8,077                            8,930
12/31/2015                  7,831                            8,731
 1/31/2016                  7,392                            8,164
 2/29/2016                  7,434                            8,151
 3/31/2016                  8,524                            9,230
 4/30/2016                  8,753                            9,280
 5/31/2016                  8,180                            8,934
 6/30/2016                  8,625                            9,291
 7/31/2016                  9,167                            9,758
 8/31/2016                  9,334                           10,001             Past performance is not predictive of
 9/30/2016                  9,463                           10,129             future performance.
10/31/2016                  9,666                           10,153             The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE        FIVE           FROM                would pay on fund distributions or the
          TOTAL RETURN           YEAR       YEARS       01/29/2008             redemption of fund shares.
          --------------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                14.98%      -0.07%        -0.39%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                         Emerging Markets
                         Value Portfolio -        MSCI Emerging Markets
                        Institutional Class       Index (net dividends)
                     -----------------------      ---------------------
 10/31/2006                  $10,000                     $10,000
 11/30/2006                   10,731                      10,743
 12/31/2006                   11,107                      11,227
  1/31/2007                   11,278                      11,108
  2/28/2007                   11,341                      11,043
  3/31/2007                   11,931                      11,481
  4/30/2007                   12,882                      12,025
  5/31/2007                   13,861                      12,609
  6/30/2007                   14,254                      13,200
  7/31/2007                   14,929                      13,897
  8/31/2007                   14,448                      13,601
  9/30/2007                   15,750                      15,103
 10/31/2007                   17,478                      16,788
 11/30/2007                   16,202                      15,597
 12/31/2007                   16,177                      15,652
  1/31/2008                   14,566                      13,699
  2/29/2008                   15,148                      14,710
  3/31/2008                   14,638                      13,932
  4/30/2008                   15,767                      15,062
  5/31/2008                   15,901                      15,342
  6/30/2008                   14,052                      13,811
  7/31/2008                   13,776                      13,290
  8/31/2008                   12,596                      12,229
  9/30/2008                   10,423                      10,089
 10/31/2008                    7,186                       7,328
 11/30/2008                    6,640                       6,776
 12/31/2008                    7,451                       7,305
  1/31/2009                    6,778                       6,833
  2/28/2009                    6,202                       6,447
  3/31/2009                    7,275                       7,374
  4/30/2009                    8,706                       8,601
  5/31/2009                   10,664                      10,071
  6/30/2009                   10,533                       9,935
  7/31/2009                   11,945                      11,052
  8/31/2009                   12,034                      11,013
  9/30/2009                   13,144                      12,012
 10/31/2009                   12,833                      12,027
 11/30/2009                   13,650                      12,544
 12/31/2009                   14,327                      13,039
  1/31/2010                   13,511                      12,312
  2/28/2010                   13,616                      12,355
  3/31/2010                   14,814                      13,353
  4/30/2010                   14,910                      13,514
  5/31/2010                   13,347                      12,326
  6/30/2010                   13,430                      12,235
  7/31/2010                   14,673                      13,254
  8/31/2010                   14,407                      12,997
  9/30/2010                   16,136                      14,441
 10/31/2010                   16,689                      14,860
 11/30/2010                   16,146                      14,468
 12/31/2010                   17,487                      15,500
  1/31/2011                   16,940                      15,080
  2/28/2011                   16,655                      14,939
  3/31/2011                   17,612                      15,818
  4/30/2011                   18,241                      16,308
  5/31/2011                   17,545                      15,880
  6/30/2011                   17,185                      15,636
  7/31/2011                   17,040                      15,567
  8/31/2011                   15,310                      14,176
  9/30/2011                   12,561                      12,109
 10/31/2011                   14,212                      13,713
 11/30/2011                   13,492                      12,799
 12/31/2011                   13,007                      12,645
  1/31/2012                   14,811                      14,079
  2/29/2012                   15,713                      14,922
  3/31/2012                   15,036                      14,424
  4/30/2012                   14,545                      14,252
  5/31/2012                   12,937                      12,653
  6/30/2012                   13,522                      13,142
  7/31/2012                   13,436                      13,398
  8/31/2012                   13,623                      13,354
  9/30/2012                   14,499                      14,159
 10/31/2012                   14,311                      14,073
 11/30/2012                   14,468                      14,252
 12/31/2012                   15,526                      14,949
  1/31/2013                   15,775                      15,155
  2/28/2013                   15,510                      14,965
  3/31/2013                   15,377                      14,707
  4/30/2013                   15,513                      14,818
  5/31/2013                   15,070                      14,438
  6/30/2013                   13,801                      13,518
  7/31/2013                   14,069                      13,660
  8/31/2013                   13,770                      13,425
  9/30/2013                   14,787                      14,298
 10/31/2013                   15,457                      14,993
 11/30/2013                   15,083                      14,774
 12/31/2013                   14,935                      14,560
  1/31/2014                   13,891                      13,615
  2/28/2014                   14,199                      14,066
  3/31/2014                   14,832                      14,497
  4/30/2014                   14,930                      14,546
  5/31/2014                   15,536                      15,053
  6/30/2014                   15,941                      15,453
  7/31/2014                   16,239                      15,752
  8/31/2014                   16,602                      16,107
  9/30/2014                   15,240                      14,913
 10/31/2014                   15,224                      15,089
 11/30/2014                   14,972                      14,930
 12/31/2014                   14,276                      14,241
  1/31/2015                   14,159                      14,327
  2/28/2015                   14,664                      14,770
  3/31/2015                   14,248                      14,560
  4/30/2015                   15,667                      15,680
  5/31/2015                   14,969                      15,052
  6/30/2015                   14,492                      14,661
  7/31/2015                   13,328                      13,645
  8/31/2015                   12,119                      12,411
  9/30/2015                   11,715                      12,038
 10/31/2015                   12,443                      12,896
 11/30/2015                   11,956                      12,393
 12/31/2015                   11,596                      12,117
  1/31/2016                   10,942                      11,331
  2/29/2016                   11,010                      11,312
  3/31/2016                   12,628                      12,809
  4/30/2016                   12,970                      12,879
  5/31/2016                   12,126                      12,398
  6/30/2016                   12,790                      12,894
  7/31/2016                   13,594                      13,543
  8/31/2016                   13,841                      13,879           Past performance is not predictive of
  9/30/2016                   14,032                      14,058           future performance.
 10/31/2016                   14,338                      14,091           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                15.23%       0.18%       3.67%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                    Emerging Markets Core Equity    MSCI Emerging Markets
                              Portfolio             Index (net dividends)
                  -------------------------------   ---------------------
10/31/2006                    $10,000                      $10,000
11/30/2006                     10,692                       10,743
12/31/2006                     11,113                       11,227
 1/31/2007                     11,270                       11,108
 2/28/2007                     11,185                       11,043
 3/31/2007                     11,669                       11,481
 4/30/2007                     12,453                       12,025
 5/31/2007                     13,359                       12,609
 6/30/2007                     13,675                       13,200
 7/31/2007                     14,140                       13,897
 8/31/2007                     13,775                       13,601
 9/30/2007                     14,958                       15,103
10/31/2007                     16,513                       16,788
11/30/2007                     15,311                       15,597
12/31/2007                     15,279                       15,652
 1/31/2008                     13,783                       13,699
 2/29/2008                     14,233                       14,710
 3/31/2008                     13,716                       13,932
 4/30/2008                     14,756                       15,062
 5/31/2008                     14,822                       15,342
 6/30/2008                     13,169                       13,811
 7/31/2008                     13,030                       13,290
 8/31/2008                     12,165                       12,229
 9/30/2008                     10,258                       10,089
10/31/2008                      7,359                        7,328
11/30/2008                      6,868                        6,776
12/31/2008                      7,539                        7,305
 1/31/2009                      6,866                        6,833
 2/28/2009                      6,403                        6,447
 3/31/2009                      7,414                        7,374
 4/30/2009                      8,768                        8,601
 5/31/2009                     10,496                       10,071
 6/30/2009                     10,394                        9,935
 7/31/2009                     11,652                       11,052
 8/31/2009                     11,697                       11,013
 9/30/2009                     12,706                       12,012
10/31/2009                     12,471                       12,027
11/30/2009                     13,235                       12,544
12/31/2009                     13,840                       13,039
 1/31/2010                     13,080                       12,312
 2/28/2010                     13,225                       12,355
 3/31/2010                     14,365                       13,353
 4/30/2010                     14,502                       13,514
 5/31/2010                     13,097                       12,326
 6/30/2010                     13,207                       12,235
 7/31/2010                     14,400                       13,254
 8/31/2010                     14,209                       12,997
 9/30/2010                     15,907                       14,441
10/31/2010                     16,376                       14,860
11/30/2010                     15,938                       14,468
12/31/2010                     17,108                       15,500
 1/31/2011                     16,568                       15,080
 2/28/2011                     16,282                       14,939
 3/31/2011                     17,209                       15,818
 4/30/2011                     17,888                       16,308
 5/31/2011                     17,394                       15,880
 6/30/2011                     17,152                       15,636
 7/31/2011                     17,113                       15,567
 8/31/2011                     15,569                       14,176
 9/30/2011                     12,993                       12,109
10/31/2011                     14,642                       13,713
11/30/2011                     14,017                       12,799
12/31/2011                     13,576                       12,645
 1/31/2012                     15,175                       14,079
 2/29/2012                     16,128                       14,922
 3/31/2012                     15,624                       14,424
 4/30/2012                     15,277                       14,252
 5/31/2012                     13,671                       12,653
 6/30/2012                     14,284                       13,142
 7/31/2012                     14,292                       13,398
 8/31/2012                     14,442                       13,354
 9/30/2012                     15,265                       14,159
10/31/2012                     15,161                       14,073
11/30/2012                     15,393                       14,252
12/31/2012                     16,357                       14,949
 1/31/2013                     16,502                       15,155
 2/28/2013                     16,389                       14,965
 3/31/2013                     16,215                       14,707
 4/30/2013                     16,400                       14,818
 5/31/2013                     15,950                       14,438
 6/30/2013                     14,804                       13,518
 7/31/2013                     15,006                       13,660
 8/31/2013                     14,618                       13,425
 9/30/2013                     15,662                       14,298
10/31/2013                     16,337                       14,993
11/30/2013                     16,069                       14,774
12/31/2013                     15,926                       14,560
 1/31/2014                     14,919                       13,615
 2/28/2014                     15,459                       14,066
 3/31/2014                     16,024                       14,497
 4/30/2014                     16,139                       14,546
 5/31/2014                     16,670                       15,053
 6/30/2014                     17,104                       15,453
 7/31/2014                     17,260                       15,752
 8/31/2014                     17,794                       16,107
 9/30/2014                     16,555                       14,913
10/31/2014                     16,646                       15,089
11/30/2014                     16,472                       14,930
12/31/2014                     15,780                       14,241
 1/31/2015                     15,905                       14,327
 2/28/2015                     16,364                       14,770
 3/31/2015                     16,089                       14,560
 4/30/2015                     17,198                       15,680
 5/31/2015                     16,589                       15,052
 6/30/2015                     16,147                       14,661
 7/31/2015                     15,067                       13,645
 8/31/2015                     13,753                       12,411
 9/30/2015                     13,463                       12,038
10/31/2015                     14,234                       12,896
11/30/2015                     13,776                       12,393
12/31/2015                     13,436                       12,117
 1/31/2016                     12,813                       11,331
 2/29/2016                     12,737                       11,312
 3/31/2016                     14,411                       12,809
 4/30/2016                     14,583                       12,879
 5/31/2016                     13,958                       12,398
 6/30/2016                     14,731                       12,894
 7/31/2016                     15,541                       13,543
 8/31/2016                     15,696                       13,879           Past performance is not predictive of
 9/30/2016                     15,906                       14,058           future performance.
10/31/2016                     15,923                       14,091           The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
          -----------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                11.87%       1.69%       4.76%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

            Russell 3000(R) Index............................. 4.24%
            Russell Microcap(R) Index (micro-cap stocks)...... 1.54%
            Russell 2000(R) Index (small-cap stocks).......... 4.11%
            Russell 1000(R) Index (large-cap stocks).......... 4.26%
            Dow Jones U.S. Select REIT Index/SM/.............. 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

           Russell 2000(R) Value Index (small-cap value
             stocks).........................................  8.81%
           Russell 2000(R) Growth Index (small-cap growth
             stocks)......................................... -0.49%
           Russell 1000(R) Value Index (large-cap value
             stocks).........................................  6.37%
           Russell 1000(R) Growth Index (large-cap growth
             stocks).........................................  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities directly.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy uses S&P 500(R) Index futures contracts, swaps, and/or ETFs in conjunction with short-term investment grade fixed income instruments. As of October 31, 2016, 100% of the equity exposure consisted of S&P 500(R) Index futures contracts. The behavior of S&P 500(R) Index futures contracts is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2016, the total return was 4.75% for the Portfolio and 4.51% for the S&P 500(R) Index, the Portfolio's benchmark. Relative to the benchmark, the Portfolio's outperformance was primarily due to the performance of the fixed income component of the Portfolio. The net return of the fixed income component was greater than the average interest rate priced into the S&P 500(R) Index futures contracts that the Portfolio purchased throughout the year.

U.S. LARGE CAP EQUITY PORTFOLIO

   The U.S. Large Cap Equity Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to lower total market capitalization large company stocks, value stocks, and higher large cap profitability stocks relative to the U.S. large-cap universe. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 900 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.51% for the Portfolio and 4.26% for the Russell 1000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the benchmark to lower total market capitalization stocks of large companies, which detracted from the Portfolio's performance as mid-cap stocks underperformed.

U.S. LARGE CAP VALUE PORTFOLIO

   The U.S. Large Cap Value Portfolio is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.58% for the Portfolio and 6.37% for the Russell 1000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had a larger allocation than the benchmark to lower relative price stocks, which detracted from the Portfolio's performance relative to the benchmark, as the lowest relative price quartile underperformed. The Master Fund's exclusion of real estate investment trusts (REITs) and utilities detracted from performance relative to the benchmark, as REITs and utilities outperformed most other sectors during the period.

U.S. TARGETED VALUE PORTFOLIO

   The U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The U.S. Targeted Value Portfolio also may consider profitability in the Portfolio's construction. In assessing profitability, the Advisor may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 1,500 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.21% for the Portfolio's Class R1 shares, 4.04% for the Portfolio's Class R2 shares, 4.29% for the Portfolio's Institutional Class shares, and 8.81% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the benchmark to mid-cap stocks and a lower allocation to small-cap stocks. Mid-cap stocks underperformed small-caps during the period and detracted from the Portfolio's performance, relative to the benchmark. Within small-cap and mid-cap value stocks, the Portfolio's greater emphasis on higher profitability stocks detracted from relative performance as these stocks underperformed lower profitability stocks during the period. The Portfolio's exclusion of real estate investment trusts (REITs) and utilities detracted from relative performance as these sectors outperformed most other sectors during the period.

U.S. SMALL CAP VALUE PORTFOLIO

   The U.S. Small Cap Value Portfolio invests in a broadly diversified group of U.S. small capitalization value stocks. Value is measured primarily by book-to-market ratio. The U.S. Small Cap Value Portfolio also may consider profitability in the Portfolio's construction. In assessing profitability, the Advisor may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 1,100 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.49% for the Portfolio and 8.81% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio invests in a broader market capitalization range of securities than the benchmark. This detracted from the Portfolio's performance relative to the benchmark, as stocks above the range of market capitalization held by the benchmark underperformed. The Portfolio's greater allocation than the benchmark to deep value stocks also detracted from relative performance. Within small-cap value stocks, the Portfolio's greater emphasis on stocks with higher profitability detracted from relative performance as these stocks underperformed lower profitability stocks during the period. The Portfolio's exclusion of real estate investment trusts and utilities detracted from relative performance as these sectors outperformed most other sectors during the period.

U.S. CORE EQUITY 1 PORTFOLIO

   The U.S. Core Equity 1 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller company stocks and value stocks relative to the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 2,700 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.68% for the Portfolio and 4.24% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the benchmark to lower total market capitalization stocks, which detracted from the Portfolio's performance as mid-cap stocks underperformed. The Portfolio also had a lesser allocation to large cap growth stocks, which outperformed.

U.S. CORE EQUITY 2 PORTFOLIO

   The U.S. Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller company stocks and value stocks relative to the U.S. Core Equity 1 Portfolio and the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 2,700 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.47% for the Portfolio and 4.24% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the benchmark to lower total market capitalization stocks, which detracted from the Portfolio's performance as mid-cap stocks underperformed. The Portfolio also had a lesser allocation to large cap growth stocks, which outperformed.

U.S. VECTOR EQUITY PORTFOLIO

   The U.S. Vector Equity Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller company stocks and value stocks relative to the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 2,600 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.28% for the Portfolio and 4.24% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the benchmark to lower total market capitalization stocks, which detracted from the Portfolio's performance as mid-cap stocks underperformed. The Portfolio also had a lesser allocation to large cap growth stocks, which outperformed.

U.S. SMALL CAP PORTFOLIO

   The U.S. Small Cap Portfolio invests in a broadly diversified group of U.S. small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 2,000 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.89% for the Portfolio and 4.11% for the Russell 2000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of real estate investment trusts (REITs) detracted from its performance relative to the benchmark, as REITs outperformed most other sectors during the period. Within small-cap stocks, the Portfolio excluded certain stocks with lower profitability and higher relative price, which benefited the Portfolio's performance. These excluded stocks generally underperformed the benchmark return during the period.

U.S. MICRO CAP PORTFOLIO

   The U.S. Micro Cap Portfolio invests in a broadly diversified group of the smallest U.S. company stocks and generally has a smaller market capitalization profile than the U.S. Small Cap Portfolio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 1,600 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.32% for the Portfolio and 4.11% for the Russell 2000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. Within small-caps, the Portfolio excluded certain stocks with lower profitability and higher relative price, which contributed to outperformance over the benchmark. These excluded stocks generally underperformed the benchmark return during the period. The Portfolio's exclusion of real estate investment trusts (REITs) detracted from its performance relative to the benchmark as REITs outperformed most other sectors during the period.

DFA REAL ESTATE SECURITIES PORTFOLIO

   The DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of U.S. real estate securities. As of October 31, 2016, the Portfolio held approximately 150 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of portfolio assets.

   For the 12 months ended October 31, 2016, total returns were 6.89% for the Portfolio, 4.96% for the Dow Jones U.S. Select REIT Index/SM/, the Portfolio's benchmark, and 4.51% for the S&P 500(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. real estate securities market rather than the behavior of a limited number of securities. Differences in REIT eligibility between the Portfolio and the Dow Jones U.S. Select REIT Index/SM/ were the primary driver of the Portfolio's outperformance relative to the benchmark.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------
                                               RETURN IN U.S. DOLLARS
                                               ----------------------
           MSCI World ex USA Index............         -2.27%
           MSCI World ex USA Small Cap Index..          3.96%
           MSCI World ex USA Value Index......         -2.07%
           MSCI World ex USA Growth Index.....         -2.58%

   During the period, the performance of the U.S. dollar was mixed when compared against currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2016
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................   -10.14%             3.19%
                  United Kingdom....................    13.55%           -10.24%
                  France............................    -4.31%            -5.04%
                  Switzerland.......................    -8.27%            -8.57%
                  Canada............................    11.55%             8.90%
                  Germany...........................    -2.14%            -2.89%
                  Australia.........................     5.52%            12.55%
                  Hong Kong.........................     8.52%             8.45%
                  Spain.............................    -8.40%            -9.10%
                  Netherlands.......................     0.63%            -0.20%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved

   Emerging markets had stronger performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------
                                                 RETURN IN U.S. DOLLARS
                                                 ----------------------
        MSCI Emerging Markets Index.............         9.27%
        MSCI Emerging Markets Small Cap Index...         4.78%
        MSCI Emerging Markets Value Index.......         8.60%
        MSCI Emerging Markets Growth Index......         9.81%

   During the period, the performance of the U.S. dollar was mixed when compared against currencies of emerging markets. In particular, while the U.S. dollar appreciated significantly against the Mexican peso, it also depreciated significantly against the Brazilian real. Overall, currency fluctuations benfitted from USD-denominated returns in emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

  TEN LARGEST EMERGING MARKETS BY MARKET
  CAP                                      LOCAL RETURN RETURN IN U.S. DOLLARS
  --------------------------------------   ------------ ----------------------
  China...................................     1.62%             1.54%
  Korea...................................     5.56%             5.17%
  Taiwan..................................    14.56%            17.85%
  India...................................     6.28%             3.99%
  South Africa............................    -0.92%             1.46%
  Brazil..................................    40.59%            70.69%
  Mexico..................................     8.65%            -4.51%
  Russia..................................    17.86%            18.61%
  Malaysia................................     4.44%             6.95%
  Indonesia...............................    26.13%            32.31%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

 GLOBAL REAL ESTATE MARKET REVIEW            12 MONTHS ENDED OCTOBER 31, 2016

   Publicly traded global real estate investment trusts (REITs) and REIT-like securities produced positive overall returns during the period. REITs and REIT-like securities generally outperformed developed non-U.S. equity markets but underperformed U.S. and emerging markets equities. The U.S. REIT market, the world's largest, had positive performance and outperformed non-U.S. REITs and REIT-like securities overall. Across larger REIT and REIT-like markets, Japan and Australia were among the stronger performers, while the U.K. had the weakest performance during the period. As measured by the S&P Global REIT Index, industrial and healthcare REITs and REIT-like securities had the largest gains, while hotel/resort and retail REITs and REIT-like securities had the weakest returns.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------
                                                     RETURN IN U.S. DOLLARS
                                                     ----------------------
    S&P Global ex U.S. REIT Index (net dividends)...         1.28%
    S&P Global REIT Index (net dividends)...........         3.89%

----------
Source: Standard and Poor's. Copyright S&P, 2016. All rights reserved.

For funds investing in non-US REITs and REIT-like securities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities directly.

LARGE CAP INTERNATIONAL PORTFOLIO

   The Large Cap International Portfolio seeks to capture the returns of a broadly diversified portfolio of developed ex U.S. large company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 1,300 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were -1.30% for the Portfolio and -2.27% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio's emphasis on large company stocks with relatively smaller market capitalization rather than on the broad large-cap universe contributed positively to its performance relative to the benchmark, as those stocks outperformed for the period.

INTERNATIONAL CORE EQUITY PORTFOLIO

   The International Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization and lower relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 5,100 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 1.62% for the Portfolio and -2.27% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories, while the benchmark primarily includes large- and mid-cap stocks. With developed ex U.S. small-cap stocks generally outperforming large-cap stocks during the period, the Portfolio's inclusion of small-cap stocks contributed positively to performance relative to the benchmark. To a lesser extent, the Portfolio's greater emphasis than the benchmark on low relative price (value) stocks also had a positive impact on the Portfolio's relative performance, as value stocks generally outperformed during the period.

INTERNATIONAL SMALL COMPANY PORTFOLIO

   The International Small Company Portfolio is designed to capture the returns of developed ex U.S. small company stocks by purchasing shares of five Master Funds managed by Dimensional that invest individually in Canada, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region (ex Japan). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Funds collectively held approximately 4,200 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 5.43% for the Portfolio and 3.96% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of each Master Fund's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Master Funds' greater allocation than the benchmark to micro-cap securities was the primary driver of outperformance, as micro caps generally outperformed other small-cap securities. The Master Funds generally exclude real estate investment trusts (REITs), which also contributed positively to relative performance, as REITs generally underperformed the benchmark.

JAPANESE SMALL COMPANY PORTFOLIO

   The Japanese Small Company Portfolio is designed to capture the returns of Japanese small company stocks by purchasing shares of the Japanese Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 1,500 securities. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 14.04% for the Portfolio and 13.21% for the MSCI Japan Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the Japanese equity market rather than by the behavior of a limited number of stocks. The Master Fund's greater allocation than the benchmark to micro-cap securities had a positive impact on its performance relative to the benchmark , as micro-caps generally outperformed other small-cap securities. The Master Fund's outperformance was partially offset by the exclusion of real estate investment trusts (REITs), which outperformed the overall benchmark.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

   The Asia Pacific Small Company Portfolio is designed to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore by purchasing shares of the Asia Pacific Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 850 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 16.18% for the Portfolio and 10.56% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than by the behavior of a limited number of stocks. The Master Fund's exclusion of small- and micro-cap stocks with high relative price (growth) and low profitability contributed to outperformance relative to the benchmark, as that segment of the market underperformed. The Master Fund's holdings of micro-cap securities, which were held at higher weight than in the benchmark, outperformed and also contributed positively to relative performance. In addition, due to differences in methodology the Master Fund may invest in or hold securities that the benchmark deems to be too large to be eligible for inclusion; during the period, these securities also outperformed, contributing to the Master Fund's relative performance.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

   The United Kingdom Small Company Portfolio is designed to capture the returns of small company stocks in the U.K. by purchasing shares of the United Kingdom Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 320 securities. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were -16.20% for the Portfolio and -15.89% for the MSCI UK Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.K. equity market rather than by the behavior of a limited number of stocks. The Master Fund's overall performance was adversely affected by the British vote on June 23, 2016 to exit the European Union. The Master Fund's investments are denominated primarily in British pounds, which depreciated approximately 16% from the aftermath of the vote through October 31, 2016. The Master Fund generally excludes real estate investment trusts (REITs), which contributed positively to its performance relative to the benchmark, as REITs in the U.K. underperformed all other sectors during the period. This was offset by differences between the Master Fund's and the benchmark's holdings in the consumer discretionary sector, as the benchmark's holdings in this sector outperformed those of the Master Fund.

CONTINENTAL SMALL COMPANY PORTFOLIO

   The Continental Small Company Portfolio is designed to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel by purchasing shares of the Continental Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 1,160 securities in 14 eligible developed European countries plus Israel. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 5.70% for the Portfolio and 2.61% for the MSCI Europe ex UK Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the European (excluding the U.K.) and Israeli equity markets rather than by the behavior of a limited number of stocks. The Master Fund's holdings of microcap securities, held at a higher weight than in the benchmark, outperformed and contributed to performance relative to the benchmark. In addition, due to differences in methodology, the Master Fund may invest in or hold securities that the benchmark deems to be too large to be eligible for inclusion. During the period, the Master Fund's holdings of these securities outperformed and contributed positively to relative performance. The Master Fund generally excludes real estate investment trusts (REITs), which contributed positively to outperformance relative to the benchmark, as REITs underperformed the overall index.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in developed ex U.S. and emerging markets. As of October 31, 2016, the Portfolio held approximately 260 securities in 21 approved developed ex U.S. and emerging markets countries. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 1.05% for the Portfolio and 1.28% for the S&P Global ex US REIT Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified approach, performance was generally determined by broad trends in developed ex U.S. real estate securities markets rather than by the behavior of a limited number of stocks. The Portfolio's overall performance and its benchmark were adversely affected by the British vote on June 23, 2016 to exit the European Union. The Portfolio held an average weight of approximately 15% in UK REITs over the one year period ended October 31, 2016. The Portfolio's exclusion of Thailand REITs, which outperformed and were included in the benchmark, detracted from the Portfolio's performance relative to the benchmark. In addition, small holdings differences in Japan, the U.K., and Australia, resulting from differences in the classification of eligible securities between the Portfolio and the benchmark, also detracted from relative performance.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA Global Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified group of real estate securities in developed and emerging markets. As of October 31, 2016, the Portfolio invested in the DFA International Real Estate Securities Portfolio, the DFA Real Estate Securities Portfolio, and individual securities. As of October 31, 2016, the Portfolio held, either directly or through the underlying portfolios, approximately 410 securities in 22 approved developed and emerging markets countries. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.87% for the Portfolio and 3.89% for the S&P Global REIT Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified approach, performance was generally determined by broad trends in global real estate markets rather than by the behavior of a limited number of stocks. The Portfolio's overall performance and its benchmark were adversely affected by the British vote on June 23, 2016 to exit the European Union. The Portfolio held an average weight of approximately 5% in UK REITs over the one year period ended October 31, 2016. The Portfolio's holdings in the U.S. outperformed those in the benchmark. Withholding tax rate differences between the Portfolio and the benchmark also contributed positively to the Portfolio's relative performance relative to the benchmark.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

   The DFA International Small Cap Value Portfolio is designed to capture the returns of small-cap value stocks in developed ex U.S. markets. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held over 2,200 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.09% for the Portfolio and 3.96% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio focuses on deep value stocks, while the benchmark does not. This difference had a positive impact on the Portfolio's performance relative to the benchmark, as value stocks generally outperformed during the period. The Portfolio generally excludes real estate investment trusts (REITs), which also had a positive impact on relative outperformance as REITs underperformed the benchmark.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

   The International Vector Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price, and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 4,600 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.21% for the Portfolio and -2.27% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories, while the benchmark primarily includes large and mid-cap stocks. With developed ex U.S. small-cap stocks generally outperforming large-cap stocks during the period, the Portfolio's inclusion of small-cap stocks contributed positively to performance relative to the benchmark. To a lesser extent, the Portfolio's greater emphasis than the benchmark on low relative price (value) stocks also had a positive impact on the Portfolio's relative performance, as value stocks outperformed during the period.

WORLD EX U.S. VALUE PORTFOLIO

   The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in developed ex U.S. and emerging markets. The Portfolio may pursue its objective by holding direct securities; by purchasing shares of funds managed by Dimensional: the DFA International Value Series, the DFA International Small Cap Value Portfolio, and the Dimensional Emerging Markets Value Fund (the "Underlying Funds"); or by a combination of securities and Underlying Funds. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Underlying Funds collectively held approximately 4,900 securities in 41 eligible developed ex US and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.54% for the Portfolio and 0.22% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. The Underlying Funds invest primarily in value stocks, while the benchmark is neutral with regard to value or growth stocks. The Underlying Funds' emphasis on deep value stocks contributed positively to the Portfolio's performance relative to the benchmark, as that segment of the market outperformed for the year. The Underlying Funds' inclusion of and emphasis on small and mid-cap stocks also contributed positively to the Portfolio's performance relative to the benchmark, as those stocks outperformed for the period.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

   The World ex U.S. Targeted Value Portfolio is designed to capture the returns of small and mid-cap value stocks in developed ex U.S. and emerging markets. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 3,600 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 7.18% for the Portfolio and 4.22% for the MSCI All Country World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging markets rather than by the behavior of a limited number of stocks. The Portfolio's emphasis on value stocks, compared to the benchmark, which is neutral with regard to value or growth stocks, had a positive impact on the Portfolio's performance relative to the benchmark, as value stocks generally outperformed during the period. The Portfolio generally excludes real estate investment trusts (REITs), which also contributed positively to relative performance as REITs underperformed the benchmark.

WORLD EX U.S. CORE EQUITY PORTFOLIO

   The World ex U.S. Core Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in developed ex U.S. and emerging markets with increased exposure to stocks with smaller market capitalization and lower relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 7,000 securities in 43 eligible developed and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.58% for the Portfolio and 0.22% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories, while the benchmark primarily holds large and mid-cap stocks. The Portfolio's inclusion of small-cap stocks contributed positively to performance relative to the benchmark. To a lesser extent, the Portfolio's greater emphasis than the benchmark on low relative price (value) stocks also had a positive impact on the Portfolio's relative performance, as value stocks outperformed during the period.

WORLD CORE EQUITY PORTFOLIO

   The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of mutual funds managed by Dimensional. As of the date of this report, the Portfolio's investments included the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Underlying Funds collectively held more than 12,000 equity securities in 44 countries.

   For the 12 months ended October 31, 2016, total returns were 3.73% for the Portfolio and 2.05% for the MSCI All Country World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than the behavior of a limited group of stocks. The Underlying Funds' greater exposure than the benchmark to smaller and deeper value stocks, both of which generally outperformed the benchmark, contributed to the Portfolio's performance relative to the benchmark.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

   The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional. As of the date of this report, the Portfolio invests in the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Underlying Funds collectively held more than 12,000 equity securities in 44 countries.

   For the 12 months ended October 31, 2016, total returns were 4.32% for the Portfolio and 2.05% for the MSCI All Country World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country. The Underlying Funds invest in stocks across all eligible countries but had a lower allocation than the benchmark to the U.S. and a higher allocation than the benchmark to emerging markets. For the period, emerging markets securities outperformed both U.S. and developed ex U.S. securities, and the Underlying Funds' country allocation contributed to the Portfolio's performance relative to the benchmark. The Underlying Funds' greater exposure than the benchmark to smaller and deeper value stocks, both of which outperformed, contributed to the Portfolio's relative performance. To a lesser extent, the Portfolio's strategy of selectively hedging foreign currency exposure contributed to relative returns, particularly hedging British pound exposure, as the British pound depreciated against the U.S. dollar.

EMERGING MARKETS PORTFOLIO

   The Emerging Markets Portfolio is designed to capture the returns of large-cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 1,000 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 11.01% for the Portfolio and 9.27% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The relative outperformance of the Master Fund was driven primarily by country allocation differences between the Master Fund and the benchmark. The Master Fund's lesser allocation to China contributed positively to the Portfolio's performance relative to the benchmark, as China underperformed the benchmark during the period. The Master Fund's greater allocation to Brazil (due to caps on larger countries such as China) also had a positive impact on relative performance, as Brazil was the strongest-performing country for the year. In addition, the Master Fund's emphasis on value stocks contributed positively to relative performance, as that segment of the market outperformed for the year.

EMERGING MARKETS SMALL CAP PORTFOLIO

   The Emerging Markets Small Cap Portfolio is designed to capture the returns of small company stocks in selected emerging markets by purchasing shares of The Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund's investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 3,600 securities across 17 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 13.96% for the Portfolio and 9.27% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified approach, performance was principally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The relative outperformance of the Master Fund was driven primarily by size allocation differences between the Master Fund and the benchmark. The Master Fund focuses on small-cap stocks while the benchmark primarily holds large-cap and mid-cap stocks. Emerging markets small-cap stocks outperformed emerging markets large-caps and mid-caps during the period, contributing to the Master Fund's outperformance relative to the benchmark. The Master Fund's lesser allocation to China also contributed positively to relative performance, as China underperformed the benchmark during the period. The Master Fund's greater allocation to Brazil also had a positive impact on relative performance, as Brazil was the strongest-performing country for the year.

EMERGING MARKETS VALUE PORTFOLIO

   The Emerging Markets Value Portfolio is designed to capture the returns of value stocks of large and small companies in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 2,200 securities across 19 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 14.98% for the Portfolio's Class R2 shares, 15.23% for the Portfolio's Institutional
Class shares, and 9.27% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Master Fund invests primarily in low relative price (value) stocks, while the benchmark is neutral with regard to value or growth stocks. The Master Fund's emphasis on the lowest relative price (deep value) stocks contributed positively to the Portfolio's performance relative to the benchmark, as that segment of the market outperformed for the year, especially among small-caps. In addition, differences in country allocations contributed positively to the Master Fund's relative performance. The Master Fund held a lesser allocation to China, which underperformed, and a greater allocation to Brazil, which outperformed, in each case contributing positively to relative performance.

EMERGING MARKETS CORE EQUITY PORTFOLIO

   The Emerging Markets Core Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price, and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 4,400 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 11.87% for the Portfolio and 9.27% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Portfolio's inclusion of small-cap securities, particularly the lowest relative price

(deep value) small-cap securities, contributed positively to its performance relative to the benchmark, as that segment of the market outperformed for the year. At the country level, the Portfolio's lesser allocation to China benefited relative performance, as China underperformed. In addition, the Portfolio's greater allocation to Brazil had a positive impact on the Portfolio's relative performance, as Brazil was the strongest performer in the benchmark for the year.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2016
 EXPENSE TABLES
                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/16  10/31/16    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
 ENHANCED U.S. LARGE COMPANY PORTFOLIO
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,040.10    0.23%    $1.18
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,023.98    0.23%    $1.17

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     05/01/16  10/31/16    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   U.S. LARGE CAP EQUITY PORTFOLIO
   -------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,038.80    0.17%    $0.87
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.28    0.17%    $0.87

   U.S. LARGE CAP VALUE PORTFOLIO**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,046.00    0.27%    $1.39
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.78    0.27%    $1.37

   U.S. TARGETED VALUE PORTFOLIO
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,036.30    0.47%    $2.41
    Class R2 Shares................. $1,000.00 $1,035.10    0.62%    $3.17
    Institutional Class Shares...... $1,000.00 $1,036.80    0.37%    $1.89
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.77    0.47%    $2.39
    Class R2 Shares................. $1,000.00 $1,022.02    0.62%    $3.15
    Institutional Class Shares...... $1,000.00 $1,023.28    0.37%    $1.88

   U.S. SMALL CAP VALUE PORTFOLIO
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,038.50    0.52%    $2.66
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.52    0.52%    $2.64

   U.S. CORE EQUITY 1 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,038.70    0.19%    $0.97
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.18    0.19%    $0.97

   U.S. CORE EQUITY 2 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,039.40    0.22%    $1.13
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.03    0.22%    $1.12

   U.S. VECTOR EQUITY PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,038.70    0.32%    $1.64
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.53    0.32%    $1.63

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                            BEGINNING  ENDING              EXPENSES
                                             ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                              VALUE    VALUE     EXPENSE    DURING
                                            05/01/16  10/31/16    RATIO*   PERIOD*
                                            --------- --------- ---------- --------
U.S. SMALL CAP PORTFOLIO
------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,041.40    0.37%    $1.90
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.28    0.37%    $1.88

U.S. MICRO CAP PORTFOLIO
------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,045.90    0.52%    $2.67
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,022.52    0.52%    $2.64

DFA REAL ESTATE SECURITIES PORTFOLIO
------------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,018.40    0.18%    $0.91
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,024.23    0.18%    $0.92

LARGE CAP INTERNATIONAL PORTFOLIO
---------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,011.00    0.28%    $1.42
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.73    0.28%    $1.42

INTERNATIONAL CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,019.00    0.38%    $1.93
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.23    0.38%    $1.93

INTERNATIONAL SMALL COMPANY PORTFOLIO*****
------------------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,023.90    0.54%    $2.75
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,022.42    0.54%    $2.75

JAPANESE SMALL COMPANY PORTFOLIO**
----------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,133.50    0.54%    $2.90
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,022.42    0.54%    $2.75

ASIA PACIFIC SMALL COMPANY PORTFOLIO**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,064.00    0.55%    $2.85
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,022.37    0.55%    $2.80

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    BEGINNING  ENDING              EXPENSES
                                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                      VALUE    VALUE     EXPENSE    DURING
                                                    05/01/16  10/31/16    RATIO*   PERIOD*
                                                    --------- --------- ---------- --------
UNITED KINGDOM SMALL COMPANY PORTFOLIO**
----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  882.00    0.59%    $2.79
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.17    0.59%    $3.00

CONTINENTAL SMALL COMPANY PORTFOLIO**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,016.10    0.55%    $2.79
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.37    0.55%    $2.80

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  939.00    0.28%    $1.36
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.73    0.28%    $1.42

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO****
-----------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  990.00    0.24%    $1.20
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.93    0.24%    $1.22

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,026.70    0.68%    $3.46
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.72    0.68%    $3.46

INTERNATIONAL VECTOR EQUITY PORTFOLIO
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,026.10    0.49%    $2.50
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.67    0.49%    $2.49

WORLD EX U.S. VALUE PORTFOLIO***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,052.00    0.52%    $2.68
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.52    0.52%    $2.64

WORLD EX U.S. TARGETED VALUE PORTFOLIO
--------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,038.00    0.79%    $4.05
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.17    0.79%    $4.01

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               05/01/16  10/31/16    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
WORLD EX U.S. CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,036.40    0.47%    $2.41
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.77    0.47%    $2.39

WORLD CORE EQUITY PORTFOLIO***
------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,036.90    0.30%    $1.54
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.63    0.30%    $1.53

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,057.20    0.35%    $1.81
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.38    0.35%    $1.78

EMERGING MARKETS PORTFOLIO**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,091.50    0.56%    $2.94
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.32    0.56%    $2.85

EMERGING MARKETS SMALL CAP PORTFOLIO**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,089.60    0.71%    $3.73
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.57    0.71%    $3.61

EMERGING MARKETS VALUE PORTFOLIO**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $1,104.40    0.81%    $4.28
 Institutional Class Shares................... $1,000.00 $1,105.50    0.56%    $2.96
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,021.06    0.81%    $4.12
 Institutional Class Shares................... $1,000.00 $1,022.32    0.56%    $2.85

EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,092.00    0.61%    $3.21
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.07    0.61%    $3.10

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Funds.

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

****The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund's portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

*****The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Master Funds.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings, which reflect the investments by category or country.

FEEDER FUNDS

                                                AFFILIATED INVESTMENT COMPANIES
                                                -------------------------------
 U.S. Large Cap Value Portfolio................              100.0%
 Japanese Small Company Portfolio..............              100.0%
 Asia Pacific Small Company Portfolio..........              100.0%
 United Kingdom Small Company Portfolio........              100.0%
 Continental Small Company Portfolio...........              100.0%
 Emerging Markets Portfolio....................              100.0%
 Emerging Markets Small Cap Portfolio..........              100.0%
 Emerging Markets Value Portfolio..............              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

                International Small Company Portfolio... 100.0%
                World ex U.S. Value Portfolio........... 100.0%
                World Core Equity Portfolio............. 100.0%
                Selectively Hedged Global Equity
                  Portfolio............................. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO
              Corporate....................................  27.2%
              Government...................................  38.1%
              Foreign Corporate............................  16.8%
              Foreign Government...........................  15.9%
              Supranational................................   2.0%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. LARGE CAP EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.1%
              Consumer Staples.............................   9.3%
              Energy.......................................   6.2%
              Financials...................................  13.6%
              Health Care..................................  13.0%
              Industrials..................................  11.9%
              Information Technology.......................  21.1%
              Materials....................................   3.9%
              Real Estate..................................   0.2%
              Telecommunication Services...................   3.1%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                         U.S. TARGETED VALUE PORTFOLIO
              Consumer Discretionary.......................  12.9%
              Consumer Staples.............................   2.8%
              Energy.......................................   8.1%
              Financials...................................  27.5%
              Health Care..................................   4.7%
              Industrials..................................  20.1%
              Information Technology.......................  14.8%
              Materials....................................   6.9%
              Real Estate..................................   0.4%
              Telecommunication Services...................   1.3%
              Utilities....................................   0.5%
                                                            -----
                                                            100.0%

                        U.S. SMALL CAP VALUE PORTFOLIO
              Consumer Discretionary.......................  13.1%
              Consumer Staples.............................   4.6%
              Energy.......................................  10.7%
              Financials...................................  27.3%
              Health Care..................................   4.5%
              Industrials..................................  19.1%
              Information Technology.......................  13.8%
              Materials....................................   5.7%
              Real Estate..................................   0.2%
              Telecommunication Services...................   0.8%
              Utilities....................................   0.2%
                                                            -----
                                                            100.0%

                         U.S. CORE EQUITY 1 PORTFOLIO
              Consumer Discretionary.......................  15.5%
              Consumer Staples.............................   8.6%
              Energy.......................................   6.0%
              Financials...................................  14.7%
              Health Care..................................  11.4%
              Industrials..................................  13.3%
              Information Technology.......................  20.0%
              Materials....................................   4.5%
              Real Estate..................................   0.2%
              Telecommunication Services...................   2.7%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                         U.S. CORE EQUITY 2 PORTFOLIO
              Consumer Discretionary.......................  14.4%
              Consumer Staples.............................   7.3%
              Energy.......................................   7.4%
              Financials...................................  17.3%
              Health Care..................................  10.7%
              Industrials..................................  14.0%
              Information Technology.......................  18.7%
              Materials....................................   4.7%
              Real Estate..................................   0.3%
              Telecommunication Services...................   3.0%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                         U.S. VECTOR EQUITY PORTFOLIO
              Consumer Discretionary.......................  14.2%
              Consumer Staples.............................   4.8%
              Energy.......................................   7.9%
              Financials...................................  24.6%
              Health Care..................................   8.1%
              Industrials..................................  15.6%
              Information Technology.......................  15.1%
              Materials....................................   5.3%
              Real Estate..................................   0.5%
              Telecommunication Services...................   2.7%
              Utilities....................................   1.2%
                                                            -----
                                                            100.0%

                           U.S. SMALL CAP PORTFOLIO
              Consumer Discretionary.......................  16.0%
              Consumer Staples.............................   4.6%
              Energy.......................................   4.2%
              Financials...................................  19.8%
              Health Care..................................   8.3%
              Industrials..................................  19.1%
              Information Technology.......................  16.2%
              Materials....................................   5.8%
              Real Estate..................................   0.6%
              Telecommunication Services...................   1.0%
              Utilities....................................   4.4%
                                                            -----
                                                            100.0%

                           U.S. MICRO CAP PORTFOLIO
              Consumer Discretionary.......................  16.3%
              Consumer Staples.............................   3.5%
              Energy.......................................   2.7%
              Financials...................................  21.8%
              Health Care..................................   9.6%
              Industrials..................................  20.8%
              Information Technology.......................  14.3%
              Materials....................................   5.6%
              Real Estate..................................   0.9%
              Telecommunication Services...................   1.8%
              Utilities....................................   2.7%
                                                            -----
                                                            100.0%

                     DFA REAL ESTATE SECURITIES PORTFOLIO
              Real Estate.................................. 100.0%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                       LARGE CAP INTERNATIONAL PORTFOLIO
              Consumer Discretionary.......................  13.4%
              Consumer Staples.............................  11.2%
              Energy.......................................   6.3%
              Financials...................................  20.1%
              Health Care..................................   9.6%
              Industrials..................................  14.2%
              Information Technology.......................   5.0%
              Materials....................................   9.7%
              Real Estate..................................   2.1%
              Telecommunication Services...................   4.8%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                      INTERNATIONAL CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.8%
              Consumer Staples.............................   8.1%
              Energy.......................................   7.2%
              Financials...................................  17.0%
              Health Care..................................   5.7%
              Industrials..................................  18.0%
              Information Technology.......................   6.4%
              Materials....................................  13.2%
              Real Estate..................................   2.6%
              Telecommunication Services...................   2.9%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
              Health Care..................................   0.2%
              Real Estate..................................  99.8%
                                                            -----
                                                            100.0%

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
              Affiliated Investment Companies..............  67.4%
              Real Estate..................................  32.6%
                                                            -----
                                                            100.0%

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
              Consumer Discretionary.......................  14.1%
              Consumer Staples.............................   5.5%
              Energy.......................................   7.0%
              Financials...................................  18.5%
              Health Care..................................   1.7%
              Industrials..................................  23.8%
              Information Technology.......................   5.2%
              Materials....................................  19.9%
              Real Estate..................................   2.8%
              Telecommunication Services...................   0.5%
              Utilities....................................   1.0%
                                                            -----
                                                            100.0%

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.1%
              Consumer Staples.............................   7.0%
              Energy.......................................   7.8%
              Financials...................................  18.0%
              Health Care..................................   4.7%
              Industrials..................................  18.9%
              Information Technology.......................   6.9%
              Materials....................................  14.8%
              Real Estate..................................   2.7%
              Telecommunication Services...................   2.0%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO
              Consumer Discretionary.......................  14.9%
              Consumer Staples.............................   5.6%
              Energy.......................................   5.7%
              Financials...................................  18.3%
              Health Care..................................   2.2%
              Industrials..................................  20.0%
              Information Technology.......................   7.0%
              Materials....................................  19.4%
              Real Estate..................................   4.3%
              Telecommunication Services...................   1.2%
              Utilities....................................   1.4%
                                                            -----
                                                            100.0%

                      WORLD EX U.S. CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.1%
              Consumer Staples.............................   7.7%
              Energy.......................................   6.9%
              Financials...................................  17.9%
              Health Care..................................   5.0%
              Industrials..................................  16.4%
              Information Technology.......................   8.9%
              Materials....................................  12.8%
              Real Estate..................................   3.2%
              Telecommunication Services...................   2.9%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  11.7%
              Consumer Staples.............................   8.6%
              Energy.......................................   6.3%
              Financials...................................  19.9%
              Health Care..................................   3.7%
              Industrials..................................   9.6%
              Information Technology.......................  18.6%
              Materials....................................   9.9%
              Real Estate..................................   3.5%
              Telecommunication Services...................   4.3%
              Utilities....................................   3.9%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             -------   ------
                                                              (000)
BONDS -- (83.5%)
AUSTRALIA -- (7.0%)
ANZ New Zealand International Ltd.
               1.400%, 04/27/17.............................   1,600 $ 1,601,467
Commonwealth Bank of Australia
               1.900%, 09/18/17.............................   3,250   3,266,997
##             1.375%, 09/06/18.............................   3,000   2,990,274
Westpac Banking Corp.
               1.500%, 12/01/17.............................   2,500   2,504,013
               2.250%, 07/30/18.............................   3,000   3,037,617
Other Securities............................................           2,919,569
                                                                     -----------
TOTAL AUSTRALIA.............................................          16,319,937
                                                                     -----------

CANADA -- (11.4%)
Ontario, Province of Canada
               2.000%, 09/27/18.............................   6,700   6,797,934
Quebec, Province of Canada
               4.625%, 05/14/18.............................   5,000   5,265,115
Royal Bank of Canada
               1.250%, 06/16/17.............................   2,000   2,000,960
               1.500%, 01/16/18.............................   2,000   2,003,486
Toronto-Dominion Bank (The)
               1.400%, 04/30/18.............................   3,000   3,001,851
               1.750%, 07/23/18.............................   2,000   2,010,198
Other Securities............................................           5,625,334
                                                                     -----------
TOTAL CANADA................................................          26,704,878
                                                                     -----------

DENMARK -- (2.0%)
Kommunekredit
               1.250%, 08/27/18.............................   3,300   3,305,610
Other Securities............................................           1,501,200
                                                                     -----------
TOTAL DENMARK...............................................           4,806,810
                                                                     -----------

FINLAND -- (2.8%)
Municipality Finance P.L.C.
               1.125%, 04/17/18.............................   4,500   4,500,454
Other Securities............................................           2,002,806
                                                                     -----------
TOTAL FINLAND...............................................           6,503,260
                                                                     -----------

FRANCE -- (2.0%)
BNP Paribas SA
               1.375%, 03/17/17.............................   1,800   1,801,743
Societe Generale SA
               2.750%, 10/12/17.............................   1,980   2,005,522
Other Securities............................................           1,001,024
                                                                     -----------
TOTAL FRANCE................................................           4,808,289
                                                                     -----------

GERMANY -- (11.0%)
Erste Abwicklungsanstalt
               1.000%, 10/13/17.............................   1,800   1,798,166
               1.125%, 02/12/18.............................   2,000   1,997,082

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
GERMANY -- (Continued)
FMS Wertmanagement AoeR
    1.125%, 09/05/17.............................   5,000 $ 5,005,225
KFW
    1.000%, 09/07/18.............................   3,000   2,995,332
Landeskreditbank Baden- Wuerttemberg Foerderbank
    1.000%, 04/23/18.............................   5,500   5,489,847
State of North Rhine-Westphalia
    1.125%, 11/21/17.............................   3,000   2,999,586
    1.375%, 07/16/18.............................   2,500   2,508,507
Other Securities.................................           2,915,935
                                                          -----------
TOTAL GERMANY....................................          25,709,680
                                                          -----------

IRELAND -- (0.5%)
Other Securities.................................           1,204,738
                                                          -----------

JAPAN -- (3.9%)
Toyota Motor Credit Corp.
    1.750%, 05/22/17.............................   5,000   5,019,315
    1.550%, 07/13/18.............................   1,500   1,506,684
Other Securities.................................           2,726,816
                                                          -----------
TOTAL JAPAN......................................           9,252,815
                                                          -----------

NETHERLANDS -- (6.7%)
Bank Nederlandse Gemeenten NV
##  1.000%, 09/20/18.............................   5,000   4,982,860
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    1.700%, 03/19/18.............................   3,435   3,446,600
Nederlandse Waterschapsbank NV
    0.875%, 07/13/18.............................   3,500   3,482,451
Other Securities.................................           3,839,402
                                                          -----------
TOTAL NETHERLANDS................................          15,751,313
                                                          -----------

NORWAY -- (1.2%)
Statoil ASA
    1.200%, 01/17/18.............................   2,000   1,995,908
Other Securities.................................             748,997
                                                          -----------
TOTAL NORWAY.....................................           2,744,905
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (1.0%)
African Development Bank
    1.625%, 10/02/18.............................   2,250   2,271,440
                                                          -----------

SWEDEN -- (3.6%)
Kommuninvest I Sverige AB
    1.000%, 01/29/18.............................   3,000   2,997,069
Svensk Exportkredit AB
    1.125%, 04/05/18.............................   2,430   2,430,705

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
SWEDEN -- (Continued)
Svenska Handelsbanken AB
    1.625%, 03/21/18.............................   3,000 $3,007,401
                                                          ----------
TOTAL SWEDEN.....................................          8,435,175
                                                          ----------

SWITZERLAND -- (0.9%)
Other Securities.................................          2,098,249
                                                          ----------

UNITED KINGDOM -- (3.5%)
Network Rail Infrastructure Finance P.L.C.
    0.875%, 05/15/18.............................   4,000  3,983,600
Other Securities.................................          4,117,071
                                                          ----------
TOTAL UNITED KINGDOM.............................          8,100,671
                                                          ----------

UNITED STATES -- (26.0%)
AT&T, Inc.
    2.400%, 03/15/17.............................  $1,500  1,507,641
Berkshire Hathaway Finance Corp
    1.450%, 03/07/18.............................   2,000  2,009,944
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................   4,000  4,018,224
Capital One Financial Corp.
    5.250%, 02/21/17.............................   1,492  1,510,249
Cardinal Health, Inc.
    1.900%, 06/15/17.............................   1,500  1,507,014
Chevron Corp.
    1.344%, 11/09/17.............................   3,200  3,206,624
    1.365%, 03/02/18.............................   1,762  1,764,867
Cisco Systems, Inc.
    1.650%, 06/15/18.............................   5,300  5,337,243
Exxon Mobil Corp.
    1.439%, 03/01/18.............................   3,000  3,010,707
Molson Coors Brewing Co.
    2.000%, 05/01/17.............................   1,715  1,721,949
NYSE Euronext
    2.000%, 10/05/17.............................   1,500  1,512,765

                                                 FACE
                                                AMOUNT^    VALUE+
                                                -------    ------
                                                 (000)
UNITED STATES -- (Continued)
Pfizer, Inc.
      1.200%, 06/01/18......................... $ 5,000 $  5,003,205
UnitedHealth Group, Inc.
      6.000%, 06/15/17.........................   1,500    1,545,975
Other Securities...............................           27,214,231
                                                        ------------
TOTAL UNITED STATES............................           60,870,638
                                                        ------------
TOTAL BONDS....................................          195,582,798
                                                        ------------

AGENCY OBLIGATIONS -- (5.6%)
Federal Home Loan Mortgage Corporation
      0.750%, 01/12/18.........................   8,000    7,998,264
Federal National Mortgage Association
      1.875%, 09/18/18.........................   5,000    5,089,485
                                                        ------------
TOTAL AGENCY OBLIGATIONS.......................           13,087,749
                                                        ------------

U.S. TREASURY OBLIGATIONS -- (10.9%)
U.S. Treasury Notes
^^    0.875%, 11/15/17.........................  22,500   22,532,512
      0.875%, 01/15/18.........................   3,000    3,004,806
                                                        ------------
TOTAL U.S. TREASURY OBLIGATIONS................           25,537,318
                                                        ------------
TOTAL INVESTMENT SECURITIES....................          234,207,865
                                                        ------------

                                                SHARES
                                                ------
SECURITIES LENDING COLLATERAL -- (--%)
(S)@  DFA Short Term Investment Fund...........      23          270
                                                        ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $234,199,804)..........................          $234,208,135
                                                        ============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------
                               LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                               ------- ------------ ------- ------------
Bonds
 Australia....................   --    $ 16,319,937   --    $ 16,319,937
 Canada.......................   --      26,704,878   --      26,704,878
 Denmark......................   --       4,806,810   --       4,806,810
 Finland......................   --       6,503,260   --       6,503,260
 France.......................   --       4,808,289   --       4,808,289
 Germany......................   --      25,709,680   --      25,709,680
 Ireland......................   --       1,204,738   --       1,204,738
 Japan........................   --       9,252,815   --       9,252,815
 Netherlands..................   --      15,751,313   --      15,751,313
 Norway.......................   --       2,744,905   --       2,744,905

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                     LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                     -------- ------------ ------- ------------
 Supranational Organization
   Obligations......................       -- $  2,271,440   --    $  2,271,440
 Sweden.............................       --    8,435,175   --       8,435,175
 Switzerland........................       --    2,098,249   --       2,098,249
 United Kingdom.....................       --    8,100,671   --       8,100,671
 United States......................       --   60,870,638   --      60,870,638
Agency Obligations..................       --   13,087,749   --      13,087,749
U.S. Treasury Obligations...........       --   25,537,318   --      25,537,318
Securities Lending Collateral.......       --          270   --             270
Futures Contracts**................. $251,626           --   --         251,626
                                     -------- ------------   --    ------------
TOTAL............................... $251,626 $234,208,135   --    $234,459,761
                                     ======== ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                              PERCENTAGE
                                       SHARES     VALUE+    OF NET ASSETS**
                                       ------     ------    ---------------
    COMMON STOCKS -- (94.5%)
    Consumer Discretionary -- (14.2%)
    *   Amazon.com, Inc...............  16,644 $ 13,145,764            1.5%
        Comcast Corp. Class A......... 135,240    8,360,537            1.0%
        Home Depot, Inc. (The)........  49,003    5,978,856            0.7%
        McDonald's Corp...............  34,541    3,888,280            0.5%
        Time Warner, Inc..............  36,139    3,216,010            0.4%
        Walt Disney Co. (The).........  67,452    6,252,126            0.7%
        Other Securities..............           86,938,994           10.2%
                                               ------------           -----
    Total Consumer Discretionary......          127,780,567           15.0%
                                               ------------           -----
    Consumer Staples -- (8.8%)
        Altria Group, Inc.............  79,821    5,277,765            0.6%
        Coca-Cola Co. (The)........... 142,593    6,045,943            0.7%
        CVS Health Corp...............  48,410    4,071,281            0.5%
        PepsiCo, Inc..................  58,593    6,281,170            0.7%
        Philip Morris International,
         Inc..........................  47,352    4,566,627            0.5%
        Procter & Gamble Co. (The).... 103,082    8,947,518            1.1%
        Wal-Mart Stores, Inc..........  86,141    6,031,593            0.7%
        Other Securities..............           37,710,466            4.5%
                                               ------------           -----
    Total Consumer Staples............           78,932,363            9.3%
                                               ------------           -----
    Energy -- (5.9%)
        Chevron Corp..................  61,119    6,402,215            0.8%
        Exxon Mobil Corp.............. 138,324   11,525,156            1.4%
        Schlumberger, Ltd.............  41,728    3,264,381            0.4%
        Other Securities..............           31,555,639            3.6%
                                               ------------           -----
    Total Energy......................           52,747,391            6.2%
                                               ------------           -----
    Financials -- (12.9%)
        Bank of America Corp.......... 267,185    4,408,553            0.5%
    *   Berkshire Hathaway, Inc.
         Class B......................  60,345    8,707,784            1.0%
        Citigroup, Inc................  75,262    3,699,127            0.4%
        JPMorgan Chase & Co........... 145,465   10,074,906            1.2%
        Wells Fargo & Co.............. 191,846    8,826,834            1.0%
        Other Securities..............           79,882,386            9.5%
                                               ------------           -----
    Total Financials..................          115,599,590           13.6%
                                               ------------           -----
    Health Care -- (12.3%)
        AbbVie, Inc...................  66,571    3,713,330            0.4%
        Amgen, Inc....................  29,359    4,144,316            0.5%
        Gilead Sciences, Inc..........  54,053    3,979,922            0.5%
        Johnson & Johnson............. 107,847   12,509,174            1.5%
        Medtronic P.L.C...............  40,674    3,336,082            0.4%
        Merck & Co., Inc.............. 119,713    7,029,547            0.8%
        Pfizer, Inc................... 292,583    9,277,807            1.1%
        UnitedHealth Group, Inc.......  37,625    5,317,541            0.6%
        Other Securities..............           60,905,220            7.1%
                                               ------------           -----
    Total Health Care.................          110,212,939           12.9%
                                               ------------           -----

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                      ------      ------    ---------------
Industrials -- (11.2%)
      3M Co.........................................................    24,565 $  4,060,594            0.5%
      Boeing Co. (The)..............................................    23,780    3,386,985            0.4%
      General Electric Co...........................................   230,877    6,718,521            0.8%
      Honeywell International, Inc..................................    31,952    3,504,495            0.4%
      Union Pacific Corp............................................    37,430    3,300,577            0.4%
      United Parcel Service, Inc. Class B...........................    28,060    3,023,746            0.4%
      United Technologies Corp......................................    36,270    3,706,794            0.4%
      Other Securities..............................................             73,222,851            8.6%
                                                                               ------------          ------
Total Industrials...................................................            100,924,563           11.9%
                                                                               ------------          ------
Information Technology -- (19.9%)
*     Alphabet, Inc. Class A........................................     9,593    7,769,371            0.9%
*     Alphabet, Inc. Class C........................................    10,253    8,043,889            1.0%
      Apple, Inc....................................................   272,646   30,956,227            3.6%
      Cisco Systems, Inc............................................   198,197    6,080,684            0.7%
*     Facebook, Inc. Class A........................................    59,975    7,856,125            0.9%
      Intel Corp....................................................   250,249    8,726,183            1.0%
      International Business Machines Corp..........................    36,994    5,685,608            0.7%
      Mastercard, Inc. Class A......................................    39,435    4,220,334            0.5%
      Microsoft Corp................................................   268,968   16,116,563            1.9%
      Oracle Corp...................................................   121,109    4,653,008            0.6%
      QUALCOMM, Inc.................................................    57,128    3,925,836            0.5%
#     Visa, Inc. Class A............................................    58,180    4,800,432            0.6%
      Other Securities..............................................             69,767,237            8.1%
                                                                               ------------          ------
Total Information Technology........................................            178,601,497           21.0%
                                                                               ------------          ------
Materials -- (3.6%)
      Other Securities..............................................             32,740,265            3.8%
                                                                               ------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................              1,600,080            0.2%
                                                                               ------------          ------
Telecommunication Services -- (3.0%)
      AT&T, Inc.....................................................   347,768   12,794,385            1.5%
      Verizon Communications, Inc...................................   202,782    9,753,814            1.1%
      Other Securities..............................................              4,152,720            0.5%
                                                                               ------------          ------
Total Telecommunication Services....................................             26,700,919            3.1%
                                                                               ------------          ------
Utilities -- (2.5%)
      Other Securities..............................................             22,316,605            2.6%
                                                                               ------------          ------
TOTAL COMMON STOCKS.................................................            848,156,779           99.6%
                                                                               ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                  7,339            0.0%
                                                                               ------------          ------
TOTAL INVESTMENT SECURITIES.........................................            848,164,118
                                                                               ------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 3,254,122    3,254,122            0.4%
                                                                               ------------          ------
SECURITIES LENDING COLLATERAL -- (5.1%)
(S)@  DFA Short Term Investment Fund................................ 3,978,329   46,037,222            5.4%
                                                                               ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $843,199,221).............................................             $897,455,462          105.4%
                                                                               ============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
Common Stocks
 Consumer Discretionary......... $127,780,567          --   --    $127,780,567
 Consumer Staples...............   78,932,363          --   --      78,932,363
 Energy.........................   52,747,391          --   --      52,747,391
 Financials.....................  115,599,590          --   --     115,599,590
 Health Care....................  110,212,939          --   --     110,212,939
 Industrials....................  100,924,563          --   --     100,924,563
 Information Technology.........  178,601,497          --   --     178,601,497
 Materials......................   32,740,265          --   --      32,740,265
 Real Estate....................    1,600,080          --   --       1,600,080
 Telecommunication Services.....   26,700,919          --   --      26,700,919
 Utilities......................   22,316,605          --   --      22,316,605
Rights/Warrants.................           -- $     7,339   --           7,339
Temporary Cash Investments......    3,254,122          --   --       3,254,122
Securities Lending Collateral...           --  46,037,222   --      46,037,222
                                 ------------ -----------   --    ------------
TOTAL........................... $851,410,901 $46,044,561   --    $897,455,462
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                   VALUE+
                                                               ---------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The U.S. Large Cap Value Series of The DFA
    Investment Trust Company.................................. $17,646,269,059
                                                               ---------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $13,161,852,368)....................................... $17,646,269,059
                                                               ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                  PERCENTAGE
                                                        SHARES       VALUE+     OF NET ASSETS**
                                                        ------       ------     ---------------
COMMON STOCKS -- (85.7%)
Consumer Discretionary -- (11.1%)
#   CalAtlantic Group, Inc............................   950,452 $   30,718,609            0.4%
#   Penske Automotive Group, Inc......................   670,459     30,003,040            0.4%
    PulteGroup, Inc................................... 2,619,087     48,715,018            0.6%
#*  Toll Brothers, Inc................................ 1,825,686     50,096,824            0.6%
#   Wendy's Co. (The)................................. 2,467,549     26,748,231            0.3%
    Other Securities..................................              842,546,526           10.5%
                                                                 --------------           -----
Total Consumer Discretionary..........................            1,028,828,248           12.8%
                                                                 --------------           -----
Consumer Staples -- (2.4%)
    Ingredion, Inc....................................   308,331     40,443,777            0.5%
*   Post Holdings, Inc................................   452,753     34,513,361            0.4%
    Other Securities..................................              152,404,280            1.9%
                                                                 --------------           -----
Total Consumer Staples................................              227,361,418            2.8%
                                                                 --------------           -----
Energy -- (7.0%)
#   CONSOL Energy, Inc................................ 2,053,549     34,807,656            0.4%
#   Helmerich & Payne, Inc............................   981,328     61,931,610            0.8%
#   Nabors Industries, Ltd............................ 2,649,417     31,528,062            0.4%
#   Patterson-UTI Energy, Inc......................... 1,467,463     32,988,568            0.4%
#*  Transocean, Ltd................................... 3,859,284     37,087,719            0.5%
*   WPX Energy, Inc................................... 2,495,721     27,103,530            0.3%
    Other Securities..................................              423,271,669            5.2%
                                                                 --------------           -----
Total Energy..........................................              648,718,814            8.0%
                                                                 --------------           -----
Financials -- (23.5%)
    Allied World Assurance Co. Holdings AG............   916,893     39,408,061            0.5%
    American Financial Group, Inc.....................   410,982     30,618,159            0.4%
    Assurant, Inc.....................................   690,273     55,580,782            0.7%
    Assured Guaranty, Ltd............................. 1,411,615     42,193,172            0.5%
    Axis Capital Holdings, Ltd........................   833,379     47,477,602            0.6%
    Endurance Specialty Holdings, Ltd.................   556,970     51,213,391            0.6%
#   Investors Bancorp, Inc............................ 3,372,014     41,340,892            0.5%
    Old Republic International Corp................... 1,651,907     27,851,152            0.4%
#   PacWest Bancorp................................... 1,062,252     46,091,114            0.6%
#   People's United Financial, Inc.................... 3,573,174     58,028,346            0.7%
#   Prosperity Bancshares, Inc........................   566,971     31,449,881            0.4%
    Reinsurance Group of America, Inc.................   529,505     57,112,409            0.7%
#   RenaissanceRe Holdings, Ltd.......................   413,158     51,351,408            0.6%
    Umpqua Holdings Corp.............................. 2,309,943     35,295,929            0.4%
    Validus Holdings, Ltd.............................   731,070     37,357,677            0.5%
#   WR Berkley Corp...................................   503,536     28,751,906            0.4%
#   Zions Bancorporation.............................. 2,055,260     66,199,925            0.8%
    Other Securities..................................            1,442,305,161           17.8%
                                                                 --------------           -----
Total Financials......................................            2,189,626,967           27.1%
                                                                 --------------           -----
Health Care -- (4.1%)
    Other Securities..................................              378,473,936            4.7%
                                                                 --------------           -----

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES        VALUE+     OF NET ASSETS**
                                                                       ------        ------     ---------------
Industrials -- (17.2%)
*     AECOM.........................................................   1,159,540 $   32,293,189            0.4%
      AGCO Corp.....................................................     894,626     45,697,496            0.6%
      Curtiss-Wright Corp...........................................     299,743     26,862,968            0.3%
#*    Genesee & Wyoming, Inc. Class A...............................     449,223     30,520,211            0.4%
*     Jacobs Engineering Group, Inc.................................   1,318,143     67,989,816            0.8%
*     Quanta Services, Inc..........................................   1,588,395     45,666,356            0.6%
      Ryder System, Inc.............................................     518,458     35,975,801            0.5%
#     Trinity Industries, Inc.......................................   1,681,931     35,909,227            0.4%
*     United Rentals, Inc...........................................     381,529     28,866,484            0.4%
      Other Securities..............................................              1,250,108,938           15.4%
                                                                                 --------------          ------
Total Industrials...................................................              1,599,890,486           19.8%
                                                                                 --------------          ------
Information Technology -- (12.7%)
*     Arrow Electronics, Inc........................................     917,670     56,087,990            0.7%
      Avnet, Inc....................................................   1,392,357     58,409,376            0.7%
#*    Cirrus Logic, Inc.............................................     580,482     31,334,418            0.4%
#*    First Solar, Inc..............................................     938,396     37,995,654            0.5%
      Ingram Micro, Inc. Class A....................................   1,355,507     50,424,860            0.6%
      Marvell Technology Group, Ltd.................................   2,895,763     37,731,792            0.5%
      Other Securities..............................................                906,143,941           11.2%
                                                                                 --------------          ------
Total Information Technology........................................              1,178,128,031           14.6%
                                                                                 --------------          ------
Materials -- (5.9%)
      Albemarle Corp................................................     447,820     37,415,361            0.5%
      Huntsman Corp.................................................   1,712,055     29,019,332            0.4%
      Reliance Steel & Aluminum Co..................................     799,232     54,971,177            0.7%
      Steel Dynamics, Inc...........................................   1,783,702     48,980,457            0.6%
      Other Securities..............................................                377,919,526            4.6%
                                                                                 --------------          ------
Total Materials.....................................................                548,305,853            6.8%
                                                                                 --------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                 31,044,144            0.4%
                                                                                 --------------          ------
Telecommunication Services -- (1.1%)
#     Frontier Communications Corp..................................  10,593,249     42,584,861            0.5%
      Other Securities..............................................                 60,816,043            0.8%
                                                                                 --------------          ------
Total Telecommunication Services....................................                103,400,904            1.3%
                                                                                 --------------          ------
Utilities -- (0.4%)
      Other Securities..............................................                 41,264,674            0.5%
                                                                                 --------------          ------
TOTAL COMMON STOCKS.................................................              7,975,043,475           98.8%
                                                                                 --------------          ------
TOTAL INVESTMENT SECURITIES.........................................              7,975,043,475
                                                                                 --------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%.......................................................  87,592,812     87,592,812            1.1%
                                                                                 --------------          ------

SECURITIES LENDING COLLATERAL -- (13.4%)
(S)@  DFA Short Term Investment Fund................................ 107,201,971  1,240,541,205           15.4%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,412,322,925)...........................................               $9,303,177,492          115.3%
                                                                                 ==============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 --------------  -------------- ------- --------------
Common Stocks
 Consumer Discretionary......... $1,028,828,248              --   --    $1,028,828,248
 Consumer Staples...............    227,361,418              --   --       227,361,418
 Energy.........................    648,718,814              --   --       648,718,814
 Financials.....................  2,189,620,054  $        6,913   --     2,189,626,967
 Health Care....................    378,473,936              --   --       378,473,936
 Industrials....................  1,599,890,486              --   --     1,599,890,486
 Information Technology.........  1,178,128,031              --   --     1,178,128,031
 Materials......................    548,305,853              --   --       548,305,853
 Real Estate....................     31,044,144              --   --        31,044,144
 Telecommunication Services.....    103,400,904              --   --       103,400,904
 Utilities......................     41,264,674              --   --        41,264,674
Temporary Cash Investments......     87,592,812              --   --        87,592,812
Securities Lending Collateral...             --   1,240,541,205   --     1,240,541,205
Futures Contracts**.............     (2,038,880)             --   --        (2,038,880)
                                 --------------  --------------   --    --------------
TOTAL........................... $8,060,590,494  $1,240,548,118   --    $9,301,138,612
                                 ==============  ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                  PERCENTAGE
                                                        SHARES       VALUE+     OF NET ASSETS**
                                                        ------       ------     ---------------
COMMON STOCKS -- (85.5%)
Consumer Discretionary -- (11.2%)
    Aaron's, Inc...................................... 2,619,654 $   64,731,650            0.5%
#   Marriott Vacations Worldwide Corp.................   886,647     56,373,016            0.5%
    Scholastic Corp................................... 1,405,229     53,750,009            0.4%
    Other Securities..................................            1,437,550,390           11.4%
                                                                 --------------           -----
Total Consumer Discretionary..........................            1,612,405,065           12.8%
                                                                 --------------           -----
Consumer Staples -- (3.9%)
*   Darling Ingredients, Inc.......................... 5,273,808     71,723,789            0.6%
#   Fresh Del Monte Produce, Inc...................... 1,819,097    109,782,504            0.9%
#*  Post Holdings, Inc................................   729,726     55,627,013            0.4%
#*  Seaboard Corp.....................................    18,550     62,791,750            0.5%
    Other Securities..................................              266,035,208            2.1%
                                                                 --------------           -----
Total Consumer Staples................................              565,960,264            4.5%
                                                                 --------------           -----
Energy -- (9.1%)
#   Nabors Industries, Ltd............................ 6,743,367     80,246,067            0.6%
#*  Oasis Petroleum, Inc.............................. 7,099,759     74,476,472            0.6%
#   Patterson-UTI Energy, Inc......................... 5,206,407    117,040,029            0.9%
#*  PDC Energy, Inc................................... 1,354,503     83,071,669            0.7%
#   Rowan Cos. P.L.C. Class A......................... 4,670,168     61,973,129            0.5%
*   RSP Permian, Inc.................................. 2,076,424     74,958,906            0.6%
#*  WPX Energy, Inc................................... 8,320,294     90,358,393            0.7%
    Other Securities..................................              728,160,751            5.8%
                                                                 --------------           -----
Total Energy..........................................            1,310,285,416           10.4%
                                                                 --------------           -----
Financials -- (23.3%)
    American Equity Investment Life Holding Co........ 3,022,120     54,186,612            0.4%
    Argo Group International Holdings, Ltd............ 1,114,881     61,987,384            0.5%
    Aspen Insurance Holdings, Ltd..................... 2,180,395    105,204,059            0.8%
#   Associated Banc-Corp.............................. 5,119,075    103,917,222            0.8%
    CNO Financial Group, Inc.......................... 5,075,652     76,540,832            0.6%
    Endurance Specialty Holdings, Ltd................. 1,510,269    138,869,235            1.1%
#   FNB Corp.......................................... 4,087,225     53,420,031            0.4%
#   Fulton Financial Corp............................. 5,483,715     81,707,353            0.7%
#   Hancock Holding Co................................ 2,430,305     81,536,733            0.7%
#   Hanover Insurance Group, Inc. (The)............... 1,211,123     92,275,461            0.7%
#   Iberiabank Corp................................... 1,089,503     71,525,872            0.6%
#   Kemper Corp....................................... 1,719,925     64,583,184            0.5%
    MB Financial, Inc................................. 2,019,391     73,485,638            0.6%
#   Old National Bancorp.............................. 3,911,008     57,491,818            0.5%
#   Provident Financial Services, Inc................. 2,304,932     52,298,907            0.4%
#   Selective Insurance Group, Inc.................... 1,813,049     66,992,161            0.5%
#   Washington Federal, Inc........................... 3,026,177     82,463,323            0.7%
#   Webster Financial Corp............................ 1,721,848     69,562,659            0.6%
#   Wintrust Financial Corp........................... 1,662,760     89,705,902            0.7%
    Other Securities..................................            1,872,244,452           14.8%
                                                                 --------------           -----
Total Financials......................................            3,349,998,838           26.6%
                                                                 --------------           -----
Health Care -- (3.9%)
#*  LifePoint Health, Inc............................. 1,329,027     79,542,266            0.6%
    Other Securities..................................              478,998,709            3.8%
                                                                 --------------           -----
Total Health Care.....................................              558,540,975            4.4%
                                                                 --------------           -----

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (16.3%)
#     AMERCO........................................................     257,968 $    83,166,304            0.7%
#*    DigitalGlobe, Inc.............................................   2,364,203      59,341,495            0.5%
#*    Esterline Technologies Corp...................................   1,119,490      82,226,540            0.7%
#     GATX Corp.....................................................   1,668,824      73,044,426            0.6%
#     Terex Corp....................................................   2,260,148      53,972,334            0.4%
#*    WESCO International, Inc......................................   1,292,611      70,059,516            0.6%
      Other Securities..............................................               1,921,247,349           15.1%
                                                                                 ---------------          ------
Total Industrials...................................................               2,343,057,964           18.6%
                                                                                 ---------------          ------
Information Technology -- (11.8%)
*     CACI International, Inc. Class A..............................     858,360      83,990,526            0.7%
#     Convergys Corp................................................   3,815,481     111,412,045            0.9%
      MKS Instruments, Inc..........................................   1,746,536      88,112,741            0.7%
*     Sanmina Corp..................................................   2,632,783      72,796,450            0.6%
#     SYNNEX Corp...................................................   1,127,587     115,622,771            0.9%
*     Tech Data Corp................................................   1,052,415      81,057,003            0.7%
#     Vishay Intertechnology, Inc...................................   4,973,378      70,124,630            0.6%
      Other Securities..............................................               1,073,379,767            8.3%
                                                                                 ---------------          ------
Total Information Technology........................................               1,696,495,933           13.4%
                                                                                 ---------------          ------
Materials -- (4.9%)
#     Commercial Metals Co..........................................   4,211,702      66,165,838            0.5%
      Domtar Corp...................................................   2,244,104      80,675,539            0.6%
      Hecla Mining Co...............................................  11,724,548      70,230,043            0.6%
      Other Securities..............................................                 487,436,138            3.9%
                                                                                 ---------------          ------
Total Materials.....................................................                 704,507,558            5.6%
                                                                                 ---------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................                  23,804,157            0.2%
                                                                                 ---------------          ------
Telecommunication Services -- (0.7%)
      Other Securities..............................................                 103,486,357            0.8%
                                                                                 ---------------          ------
Utilities -- (0.2%)
      Other Securities..............................................                  23,427,929            0.2%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              12,291,970,456           97.5%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              12,291,970,456
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (2.0%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 283,404,183     283,404,183            2.2%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund................................ 155,722,809   1,802,024,349           14.3%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,171,084,667)..........................................               $14,377,398,988          114.0%
                                                                                 ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -------------------------------------------------------
                                        LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                    ---------------  -------------- ------- ---------------
Common Stocks
 Consumer Discretionary............ $ 1,612,405,065              --   --    $ 1,612,405,065
 Consumer Staples..................     565,960,264              --   --        565,960,264
 Energy............................   1,310,285,416              --   --      1,310,285,416
 Financials........................   3,349,986,790  $       12,048   --      3,349,998,838
 Health Care.......................     558,540,975              --   --        558,540,975
 Industrials.......................   2,343,057,964              --   --      2,343,057,964
 Information Technology............   1,696,495,933              --   --      1,696,495,933
 Materials.........................     704,507,558              --   --        704,507,558
 Real Estate.......................      23,804,157              --   --         23,804,157
 Telecommunication Services........     103,486,357              --   --        103,486,357
 Utilities.........................      23,427,929              --   --         23,427,929
Temporary Cash Investments.........     283,404,183              --   --        283,404,183
Securities Lending Collateral......              --   1,802,024,349   --      1,802,024,349
Futures Contracts**................      (3,945,888)             --   --         (3,945,888)
                                    ---------------  --------------   --    ---------------
TOTAL.............................. $12,571,416,703  $1,802,036,397   --    $14,373,453,100
                                    ===============  ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                             PERCENTAGE
                                              SHARES        VALUE+         OF NET ASSETS**
                                              ------        ------         ---------------
COMMON STOCKS -- (90.3%)
Consumer Discretionary -- (14.0%)
*   Amazon.com, Inc.........................   250,397 $    197,768,559               1.3%
    Comcast Corp. Class A................... 1,901,433      117,546,588               0.8%
    Home Depot, Inc. (The)..................   756,178       92,261,278               0.6%
    McDonald's Corp.........................   530,776       59,749,454               0.4%
    Starbucks Corp..........................   870,072       46,174,721               0.3%
    Time Warner, Inc........................   482,981       42,980,479               0.3%
    Walt Disney Co. (The)...................   805,208       74,634,730               0.5%
    Other Securities........................              1,657,204,270              11.1%
                                                       ----------------              -----
Total Consumer Discretionary................              2,288,320,079              15.3%
                                                       ----------------              -----
Consumer Staples -- (7.8%)
    Altria Group, Inc....................... 1,195,886       79,071,982               0.5%
    Coca-Cola Co. (The)..................... 2,096,157       88,877,057               0.6%
    CVS Health Corp.........................   645,839       54,315,060               0.4%
    PepsiCo, Inc............................   877,848       94,105,306               0.6%
    Philip Morris International, Inc........   687,129       66,266,721               0.5%
    Procter & Gamble Co. (The).............. 1,135,621       98,571,903               0.7%
    Wal-Mart Stores, Inc.................... 1,208,559       84,623,301               0.6%
    Other Securities........................                706,978,514               4.6%
                                                       ----------------              -----
Total Consumer Staples......................              1,272,809,844               8.5%
                                                       ----------------              -----
Energy -- (5.4%)
    Chevron Corp............................   976,212      102,258,207               0.7%
    Exxon Mobil Corp........................ 2,081,293      173,413,333               1.2%
    Other Securities........................                613,459,356               4.0%
                                                       ----------------              -----
Total Energy................................                889,130,896               5.9%
                                                       ----------------              -----
Financials -- (13.2%)
    Bank of America Corp.................... 4,254,770       70,203,705               0.5%
*   Berkshire Hathaway, Inc. Class B........   839,905      121,198,291               0.8%
    Citigroup, Inc.......................... 1,228,689       60,390,064               0.4%
    JPMorgan Chase & Co..................... 1,957,414      135,570,494               0.9%
    Wells Fargo & Co........................ 2,832,919      130,342,603               0.9%
    Other Securities........................              1,653,107,668              11.0%
                                                       ----------------              -----
Total Financials............................              2,170,812,825              14.5%
                                                       ----------------              -----
Health Care -- (10.3%)
    AbbVie, Inc.............................   996,807       55,601,894               0.4%
    Amgen, Inc..............................   323,892       45,720,595               0.3%
    Gilead Sciences, Inc....................   809,650       59,614,529               0.4%
    Johnson & Johnson....................... 1,195,271      138,639,483               0.9%
    Merck & Co., Inc........................ 1,202,109       70,587,840               0.5%
    Pfizer, Inc............................. 2,732,131       86,635,874               0.6%
    UnitedHealth Group, Inc.................   505,441       71,433,977               0.5%
    Other Securities........................              1,152,557,911               7.6%
                                                       ----------------              -----
Total Health Care...........................              1,680,792,103              11.2%
                                                       ----------------              -----
Industrials -- (12.0%)
    3M Co...................................   374,232       61,860,550               0.4%
#   Boeing Co. (The)........................   368,258       52,450,987               0.4%
    General Electric Co..................... 2,137,237       62,193,597               0.4%
    Lockheed Martin Corp....................   168,798       41,588,451               0.3%
    Union Pacific Corp......................   498,031       43,916,374               0.3%
    United Parcel Service, Inc. Class B.....   428,021       46,123,543               0.3%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                 SHARES         VALUE+         OF NET ASSETS**
                                                                 ------         ------         ---------------
Industrials -- (Continued)
      United Technologies Corp................................     496,912 $     50,784,406               0.4%
      Other Securities........................................                1,615,098,714              10.7%
                                                                           ----------------             ------
Total Industrials.............................................                1,974,016,622              13.2%
                                                                           ----------------             ------
Information Technology -- (18.1%)
      Accenture P.L.C. Class A................................     364,757       42,399,354               0.3%
*     Alphabet, Inc. Class A..................................      96,373       78,052,493               0.5%
*     Alphabet, Inc. Class C..................................     101,097       79,314,640               0.5%
      Apple, Inc..............................................   3,494,715      396,789,941               2.7%
      Cisco Systems, Inc......................................   3,096,820       95,010,438               0.6%
*     Facebook, Inc. Class A..................................     724,263       94,871,210               0.6%
      Intel Corp..............................................   3,555,626      123,984,679               0.8%
#     International Business Machines Corp....................     550,964       84,677,657               0.6%
      Mastercard, Inc. Class A................................     586,074       62,721,639               0.4%
      Microsoft Corp..........................................   3,909,747      234,272,040               1.6%
      Oracle Corp.............................................   1,433,762       55,085,136               0.4%
      QUALCOMM, Inc...........................................     905,277       62,210,635               0.4%
#     Visa, Inc. Class A......................................     980,278       80,882,738               0.6%
      Other Securities........................................                1,467,222,979               9.8%
                                                                           ----------------             ------
Total Information Technology..................................                2,957,495,579              19.8%
                                                                           ----------------             ------
Materials -- (4.1%)
      Other Securities........................................                  665,729,324               4.5%
                                                                           ----------------             ------
Real Estate -- (0.2%)
      Other Securities........................................                   36,928,080               0.3%
                                                                           ----------------             ------
Telecommunication Services -- (2.4%)
      AT&T, Inc...............................................   4,867,797      179,086,252               1.2%
      Verizon Communications, Inc.............................   2,600,726      125,094,921               0.9%
      Other Securities........................................                   89,185,801               0.5%
                                                                           ----------------             ------
Total Telecommunication Services..............................                  393,366,974               2.6%
                                                                           ----------------             ------
Utilities -- (2.8%)
      Other Securities........................................                  466,182,552               3.1%
                                                                           ----------------             ------
TOTAL COMMON STOCKS...........................................               14,795,584,878              98.9%
                                                                           ----------------             ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................................                      288,782               0.0%
                                                                           ----------------             ------

                                                                  FACE
                                                                 AMOUNT
                                                                 ------
                                                                 (000)
BONDS -- (0.0%)
Financials -- (0.0%)
      Other Securities........................................                          486               0.0%
                                                                           ----------------             ------
TOTAL INVESTMENT SECURITIES...................................               14,795,874,146
                                                                           ----------------

                                                                 SHARES
                                                                 ------
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market
       Fund, 0.260%........................................... 164,854,069      164,854,069               1.1%
                                                                           ----------------             ------

SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@  DFA Short Term Investment Fund.......................... 122,384,250    1,416,230,536               9.5%
                                                                           ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,906,896,966)....................................               $ 16,376,958,751             109.5%
                                                                           ================             ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 ---------------  -------------- ------- ---------------
Common Stocks
 Consumer Discretionary......... $ 2,288,319,629  $          450   --    $ 2,288,320,079
 Consumer Staples...............   1,272,809,844              --   --      1,272,809,844
 Energy.........................     889,130,896              --   --        889,130,896
 Financials.....................   2,170,812,811              14   --      2,170,812,825
 Health Care....................   1,680,792,103              --   --      1,680,792,103
 Industrials....................   1,974,016,622              --   --      1,974,016,622
 Information Technology.........   2,957,495,579              --   --      2,957,495,579
 Materials......................     665,729,324              --   --        665,729,324
 Real Estate....................      36,928,080              --   --         36,928,080
 Telecommunication Services.....     393,366,974              --   --        393,366,974
 Utilities......................     466,182,552              --   --        466,182,552
Rights/Warrants.................              --         288,782   --            288,782
Bonds
 Financials.....................              --             486   --                486
Temporary Cash Investments......     164,854,069              --   --        164,854,069
Securities Lending Collateral...              --   1,416,230,536   --      1,416,230,536
Futures Contracts**.............      (3,223,874)             --   --         (3,223,874)
                                 ---------------  --------------   --    ---------------
TOTAL........................... $14,957,214,609  $1,416,520,268   --    $16,373,734,877
                                 ===============  ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                           PERCENTAGE
                                            SHARES        VALUE+         OF NET ASSETS**
                                            ------        ------         ---------------
COMMON STOCKS -- (89.1%)
Consumer Discretionary -- (12.8%)
*   Amazon.com, Inc.......................    92,798 $     73,293,716               0.4%
    Comcast Corp. Class A................. 2,688,214      166,185,389               1.0%
    Ford Motor Co......................... 4,094,278       48,066,824               0.3%
    General Motors Co..................... 1,628,062       51,446,759               0.3%
    Time Warner, Inc......................   819,384       72,916,982               0.4%
    Walt Disney Co. (The).................   797,924       73,959,576               0.4%
    Other Securities......................              1,912,343,860              11.4%
                                                     ----------------              -----
Total Consumer Discretionary..............              2,398,213,106              14.2%
                                                     ----------------              -----
Consumer Staples -- (6.5%)
    Coca-Cola Co. (The)................... 1,116,947       47,358,553               0.3%
    CVS Health Corp.......................   951,257       80,000,714               0.5%
    Mondelez International, Inc. Class A.. 1,063,522       47,794,679               0.3%
    PepsiCo, Inc..........................   441,915       47,373,288               0.3%
    Procter & Gamble Co. (The)............ 1,378,860      119,685,048               0.7%
    Wal-Mart Stores, Inc.................. 1,736,979      121,623,270               0.7%
    Walgreens Boots Alliance, Inc.........   601,602       49,770,533               0.3%
    Other Securities......................                704,946,070               4.1%
                                                     ----------------              -----
Total Consumer Staples....................              1,218,552,155               7.2%
                                                     ----------------              -----
Energy -- (6.6%)
    Chevron Corp..........................   903,415       94,632,721               0.6%
    Exxon Mobil Corp...................... 3,452,202      287,637,471               1.7%
    Schlumberger, Ltd.....................   707,001       55,308,688               0.3%
    Other Securities......................                792,436,584               4.7%
                                                     ----------------              -----
Total Energy..............................              1,230,015,464               7.3%
                                                     ----------------              -----
Financials -- (15.4%)
    American Express Co...................   891,891       59,239,400               0.4%
    Bank of America Corp.................. 4,757,621       78,500,746               0.5%
*   Berkshire Hathaway, Inc. Class B......   418,047       60,324,182               0.4%
    Citigroup, Inc........................ 1,387,754       68,208,109               0.4%
    JPMorgan Chase & Co................... 2,648,420      183,429,569               1.1%
    U.S. Bancorp.......................... 1,202,817       53,838,089               0.3%
    Wells Fargo & Co...................... 4,176,562      192,163,618               1.1%
    Other Securities......................              2,186,100,062              12.9%
                                                     ----------------              -----
Total Financials..........................              2,881,803,775              17.1%
                                                     ----------------              -----
Health Care -- (9.6%)
    Abbott Laboratories...................   977,224       38,346,270               0.2%
    Amgen, Inc............................   302,107       42,645,424               0.3%
*   Express Scripts Holding Co............   708,012       47,720,009               0.3%
    Johnson & Johnson..................... 1,146,077      132,933,471               0.8%
    Medtronic P.L.C.......................   632,272       51,858,949               0.3%
    Merck & Co., Inc...................... 1,166,009       68,468,048               0.4%
    Pfizer, Inc........................... 4,006,194      127,036,412               0.8%
    Thermo Fisher Scientific, Inc.........   263,037       38,674,330               0.2%
    UnitedHealth Group, Inc...............   576,403       81,463,036               0.5%
    Other Securities......................              1,159,142,075               6.8%
                                                     ----------------              -----
Total Health Care.........................              1,788,288,024              10.6%
                                                     ----------------              -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                       PERCENTAGE
                                        SHARES        VALUE+         OF NET ASSETS**
                                        ------        ------         ---------------
 Industrials -- (12.4%)
      FedEx Corp......................   216,896 $     37,809,311               0.2%
      General Electric Co............. 2,865,545       83,387,360               0.5%
      Union Pacific Corp..............   697,153       61,474,952               0.4%
      United Technologies Corp........   668,943       68,365,975               0.4%
      Other Securities................              2,076,061,696              12.3%
                                                 ----------------              -----
 Total Industrials....................              2,327,099,294              13.8%
                                                 ----------------              -----
 Information Technology -- (16.7%)
 *    Alphabet, Inc. Class A..........    92,515       74,927,898               0.5%
 *    Alphabet, Inc. Class C..........    97,000       76,100,380               0.5%
      Apple, Inc...................... 3,310,342      375,856,231               2.2%
      Cisco Systems, Inc.............. 4,466,540      137,033,447               0.8%
 *    Facebook, Inc. Class A..........   369,031       48,339,371               0.3%
      Hewlett Packard Enterprise Co... 1,807,285       40,609,694               0.3%
      Intel Corp...................... 5,141,165      179,272,424               1.1%
      Microsoft Corp.................. 3,539,615      212,093,731               1.3%
      Oracle Corp..................... 1,315,382       50,536,976               0.3%
      QUALCOMM, Inc................... 1,310,728       90,073,228               0.5%
 #    Visa, Inc. Class A..............   547,188       45,148,482               0.3%
      Other Securities................              1,784,149,765              10.4%
                                                 ----------------              -----
 Total Information Technology.........              3,114,141,627              18.5%
                                                 ----------------              -----
 Materials -- (4.2%)
      Dow Chemical Co. (The)..........   878,752       47,285,645               0.3%
      Other Securities................                742,321,499               4.4%
                                                 ----------------              -----
 Total Materials......................                789,607,144               4.7%
                                                 ----------------              -----
 Real Estate -- (0.3%)
      Other Securities................                 54,654,832               0.3%
                                                 ----------------              -----
 Telecommunication Services -- (2.7%)
      AT&T, Inc....................... 7,348,948      270,367,797               1.6%
      Verizon Communications, Inc..... 2,287,031      110,006,191               0.7%
      Other Securities................                121,517,343               0.7%
                                                 ----------------              -----
 Total Telecommunication Services.....                501,891,331               3.0%
                                                 ----------------              -----
 Utilities -- (1.9%)
      Other Securities................                359,606,647               2.2%
                                                 ----------------              -----
 TOTAL COMMON STOCKS..................             16,663,873,399              98.9%
                                                 ----------------              -----

 RIGHTS/WARRANTS -- (0.0%)
      Other Securities................                    316,401               0.0%
                                                 ----------------              -----

                                         FACE
                                        AMOUNT
                                        ------
                                        (000)
 BONDS -- (0.0%)
 Financials -- (0.0%)
      Other Securities................                      1,134               0.0%
                                                 ----------------              -----
 TOTAL INVESTMENT SECURITIES..........             16,664,190,934
                                                 ----------------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                 SHARES         VALUE+         OF NET ASSETS**
                                                                 ------         ------         ---------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market
       Fund, 0.260%........................................... 183,777,496 $    183,777,496               1.1%
                                                                           ----------------             ------

SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@  DFA Short Term Investment Fund.......................... 161,181,286    1,865,189,843              11.1%
                                                                           ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,482,818,245)....................................               $ 18,713,158,273             111.1%
                                                                           ================             ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 ---------------  -------------- ------- ---------------
Common Stocks
 Consumer Discretionary......... $ 2,398,212,074  $        1,032   --    $ 2,398,213,106
 Consumer Staples...............   1,218,552,155              --   --      1,218,552,155
 Energy.........................   1,230,015,464              --   --      1,230,015,464
 Financials.....................   2,881,802,054           1,721   --      2,881,803,775
 Health Care....................   1,788,288,024              --   --      1,788,288,024
 Industrials....................   2,327,099,294              --   --      2,327,099,294
 Information Technology.........   3,114,141,627              --   --      3,114,141,627
 Materials......................     789,607,144              --   --        789,607,144
 Real Estate....................      54,654,832              --   --         54,654,832
 Telecommunication Services.....     501,891,331              --   --        501,891,331
 Utilities......................     359,606,647              --   --        359,606,647
Rights/Warrants.................              --         316,401   --            316,401
Bonds
 Financials.....................              --           1,134   --              1,134
Temporary Cash Investments......     183,777,496              --   --        183,777,496
Securities Lending Collateral...              --   1,865,189,843   --      1,865,189,843
Futures Contracts**.............      (3,629,644)             --   --         (3,629,644)
                                 ---------------  --------------   --    ---------------
TOTAL........................... $16,844,018,498  $1,865,510,131   --    $18,709,528,629
                                 ===============  ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                    PERCENTAGE
                                            SHARES      VALUE+    OF NET ASSETS**
                                            ------      ------    ---------------
COMMON STOCKS -- (87.4%)
Consumer Discretionary -- (12.4%)
*   Charter Communications, Inc. Class A..    37,711 $  9,423,602            0.3%
    Comcast Corp. Class A.................   467,989   28,931,080            0.8%
    Ford Motor Co.........................   829,745    9,741,206            0.3%
    General Motors Co.....................   339,484   10,727,694            0.3%
    Time Warner, Inc......................    94,912    8,446,219            0.2%
    Walt Disney Co. (The).................   118,253   10,960,871            0.3%
    Other Securities......................            459,291,025           11.9%
                                                     ------------           -----
Total Consumer Discretionary..............            537,521,697           14.1%
                                                     ------------           -----
Consumer Staples -- (4.2%)
    CVS Health Corp.......................   102,304    8,603,766            0.2%
    JM Smucker Co. (The)..................    60,483    7,942,023            0.2%
    Procter & Gamble Co. (The)............    99,988    8,678,958            0.2%
    Wal-Mart Stores, Inc..................   179,784   12,588,476            0.3%
    Other Securities......................            144,905,623            3.9%
                                                     ------------           -----
Total Consumer Staples....................            182,718,846            4.8%
                                                     ------------           -----
Energy -- (6.9%)
    Chevron Corp..........................   222,498   23,306,665            0.6%
    Exxon Mobil Corp......................   465,409   38,777,878            1.0%
    Tesoro Corp...........................   121,066   10,286,978            0.3%
    Valero Energy Corp....................   125,201    7,416,907            0.2%
    Other Securities......................            218,565,840            5.7%
                                                     ------------           -----
Total Energy..............................            298,354,268            7.8%
                                                     ------------           -----
Financials -- (21.5%)
    American International Group, Inc.....   128,798    7,946,837            0.2%
    Bank of America Corp.................. 1,204,998   19,882,467            0.5%
    Chubb, Ltd............................    58,676    7,451,852            0.2%
    Citigroup, Inc........................   347,253   17,067,485            0.5%
    Endurance Specialty Holdings, Ltd.....    95,353    8,767,708            0.2%
    Fifth Third Bancorp...................   403,189    8,773,393            0.2%
    Goldman Sachs Group, Inc. (The).......    44,550    7,940,592            0.2%
    Huntington Bancshares, Inc............   748,332    7,932,319            0.2%
    JPMorgan Chase & Co...................   550,713   38,142,382            1.0%
    KeyCorp...............................   521,658    7,365,811            0.2%
    Principal Financial Group, Inc........   157,281    8,587,543            0.2%
    Travelers Cos., Inc. (The)............    66,684    7,213,875            0.2%
    Wells Fargo & Co......................   913,280   42,020,013            1.1%
    Other Securities......................            743,387,298           19.5%
                                                     ------------           -----
Total Financials..........................            932,479,575           24.4%
                                                     ------------           -----
Health Care -- (7.1%)
*   Allergan P.L.C........................    38,459    8,035,623            0.2%
    Johnson & Johnson.....................    98,222   11,392,770            0.3%
    Merck & Co., Inc......................   149,737    8,792,557            0.2%
    Pfizer, Inc...........................   459,005   14,555,049            0.4%
    UnitedHealth Group, Inc...............    69,193    9,779,047            0.3%
    Other Securities......................            254,811,203            6.6%
                                                     ------------           -----
Total Health Care.........................            307,366,249            8.0%
                                                     ------------           -----

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                          SHARES       VALUE+     OF NET ASSETS**
                                          ------       ------     ---------------
   Industrials -- (13.7%)
         General Electric Co............   299,460 $    8,714,286            0.2%
         Union Pacific Corp.............    79,133      6,977,948            0.2%
   *     United Rentals, Inc............   117,421      8,884,073            0.2%
         United Technologies Corp.......    74,891      7,653,860            0.2%
         Other Securities...............              559,426,056           14.7%
                                                   --------------           -----
   Total Industrials....................              591,656,223           15.5%
                                                   --------------           -----
   Information Technology -- (13.2%)
   *     Alphabet, Inc. Class A.........     9,286      7,520,731            0.2%
   *     Alphabet, Inc. Class C.........     9,743      7,643,773            0.2%
         Apple, Inc.....................   329,973     37,465,134            1.0%
         Cisco Systems, Inc.............   479,871     14,722,442            0.4%
         Intel Corp.....................   578,019     20,155,523            0.5%
   *     Micron Technology, Inc.........   650,355     11,160,092            0.3%
         Microsoft Corp.................   278,222     16,671,062            0.4%
         QUALCOMM, Inc..................   140,266      9,639,080            0.3%
   #     Visa, Inc. Class A.............   116,012      9,572,150            0.3%
         Other Securities...............              438,055,756           11.4%
                                                   --------------           -----
   Total Information Technology.........              572,605,743           15.0%
                                                   --------------           -----
   Materials -- (4.6%)
         Newmont Mining Corp............   252,066      9,336,525            0.3%
         Other Securities...............              191,048,264            4.9%
                                                   --------------           -----
   Total Materials......................              200,384,789            5.2%
                                                   --------------           -----
   Real Estate -- (0.4%)
         Other Securities...............               16,384,164            0.4%
                                                   --------------           -----
   Telecommunication Services -- (2.3%)
         AT&T, Inc...................... 1,215,522     44,719,054            1.2%
   #     CenturyLink, Inc...............   526,869     14,004,178            0.4%
         Verizon Communications, Inc....   259,639     12,488,636            0.3%
         Other Securities...............               30,610,456            0.8%
                                                   --------------           -----
   Total Telecommunication Services.....              101,822,324            2.7%
                                                   --------------           -----
   Utilities -- (1.1%)
         UGI Corp.......................   157,006      7,267,808            0.2%
         Other Securities...............               38,789,597            1.0%
                                                   --------------           -----
   Total Utilities......................               46,057,405            1.2%
                                                   --------------           -----
   TOTAL COMMON STOCKS..................            3,787,351,283           99.1%
                                                   --------------           -----

   RIGHTS/WARRANTS -- (0.0%)
         Other Securities...............                   61,431            0.0%
                                                   --------------           -----

                                           FACE
                                          AMOUNT
                                          ------
                                          (000)
   BONDS -- (0.0%)
   Financials -- (0.0%)
         Other Securities...............                      249            0.0%
                                                   --------------           -----
   TOTAL INVESTMENT SECURITIES..........            3,787,412,963
                                                   --------------


U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 37,303,788 $   37,303,788            1.0%
                                                                                --------------          ------
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund................................ 44,015,065    509,342,336           13.3%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,439,212,409)...........................................              $4,334,059,087          113.4%
                                                                                ==============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                 --------------  ------------ ------- --------------
Common Stocks
 Consumer Discretionary......... $  537,521,697            --   --    $  537,521,697
 Consumer Staples...............    182,718,846            --   --       182,718,846
 Energy.........................    298,354,268            --   --       298,354,268
 Financials.....................    932,479,561  $         14   --       932,479,575
 Health Care....................    307,366,249            --   --       307,366,249
 Industrials....................    591,656,223            --   --       591,656,223
 Information Technology.........    572,605,743            --   --       572,605,743
 Materials......................    200,384,789            --   --       200,384,789
 Real Estate....................     16,384,164            --   --        16,384,164
 Telecommunication Services.....    101,822,324            --   --       101,822,324
 Utilities......................     46,057,405            --   --        46,057,405
Rights/Warrants.................             --        61,431   --            61,431
Bonds
 Financials.....................             --           249   --               249
Temporary Cash Investments......     37,303,788            --   --        37,303,788
Securities Lending Collateral...             --   509,342,336   --       509,342,336
Futures Contracts**.............       (834,976)           --   --          (834,976)
                                 --------------  ------------   --    --------------
TOTAL........................... $3,823,820,081  $509,404,030   --    $4,333,224,111
                                 ==============  ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                  PERCENTAGE
                                                        SHARES       VALUE+     OF NET ASSETS**
                                                        ------       ------     ---------------
COMMON STOCKS -- (82.5%)
Consumer Discretionary -- (13.2%)
#   Brinker International, Inc........................   617,456 $   30,403,533            0.2%
    Jack in the Box, Inc..............................   357,108     33,471,733            0.3%
*   Murphy USA, Inc...................................   419,540     28,855,961            0.2%
#   Papa John's International, Inc....................   393,634     29,699,685            0.2%
#*  Tenneco, Inc......................................   550,288     30,304,360            0.2%
#   Texas Roadhouse, Inc..............................   698,310     28,295,521            0.2%
    Thor Industries, Inc..............................   471,347     37,382,531            0.3%
#   Wendy's Co. (The)................................. 2,782,938     30,167,048            0.2%
    Other Securities..................................            1,799,231,492           14.0%
                                                                 --------------           -----
Total Consumer Discretionary..........................            2,047,811,864           15.8%
                                                                 --------------           -----
Consumer Staples -- (3.8%)
#   Snyder's-Lance, Inc...............................   822,391     29,252,448            0.2%
    Other Securities..................................              557,877,990            4.3%
                                                                 --------------           -----
Total Consumer Staples................................              587,130,438            4.5%
                                                                 --------------           -----
Energy -- (3.5%)
*   Parsley Energy, Inc. Class A...................... 1,036,429     34,098,514            0.3%
#   Patterson-UTI Energy, Inc......................... 1,368,035     30,753,427            0.2%
#   Superior Energy Services, Inc..................... 2,025,077     28,675,090            0.2%
    Other Securities..................................              452,526,393            3.5%
                                                                 --------------           -----
Total Energy..........................................              546,053,424            4.2%
                                                                 --------------           -----
Financials -- (16.3%)
#   Associated Banc-Corp.............................. 1,454,729     29,530,999            0.2%
#   Bank of Hawaii Corp...............................   422,076     31,719,011            0.2%
#   FNB Corp.......................................... 2,174,721     28,423,603            0.2%
    MarketAxess Holdings, Inc.........................   232,513     35,053,660            0.3%
#   Mercury General Corp..............................   537,758     29,291,678            0.2%
#   Primerica, Inc....................................   604,825     33,083,927            0.3%
    PrivateBancorp, Inc...............................   716,638     32,420,703            0.3%
    ProAssurance Corp.................................   573,835     30,585,405            0.2%
#*  Texas Capital Bancshares, Inc.....................   519,188     30,787,848            0.2%
#   UMB Financial Corp................................   504,045     31,275,992            0.2%
#   United Bankshares, Inc............................   780,243     29,415,161            0.2%
    Other Securities..................................            2,192,611,155           17.0%
                                                                 --------------           -----
Total Financials......................................            2,534,199,142           19.5%
                                                                 --------------           -----
Health Care -- (6.8%)
    Cantel Medical Corp...............................   414,757     29,543,141            0.2%
#*  Integra LifeSciences Holdings Corp................   391,182     31,102,881            0.2%
#*  NuVasive, Inc.....................................   483,734     28,893,432            0.2%
    Other Securities..................................              974,356,810            7.6%
                                                                 --------------           -----
Total Health Care.....................................            1,063,896,264            8.2%
                                                                 --------------           -----
Industrials -- (15.8%)
#   CLARCOR, Inc......................................   480,948     29,919,775            0.2%
    EMCOR Group, Inc..................................   543,968     32,888,305            0.3%
    EnerSys...........................................   439,795     28,643,848            0.2%
#   Landstar System, Inc..............................   405,580     28,857,017            0.2%
#   Valmont Industries, Inc...........................   241,944     30,956,735            0.2%
    Other Securities..................................            2,303,425,786           17.8%
                                                                 --------------           -----
Total Industrials.....................................            2,454,691,466           18.9%
                                                                 --------------           -----

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Information Technology -- (13.4%)
*     Cirrus Logic, Inc.............................................     640,150 $    34,555,297            0.3%
*     Coherent, Inc.................................................     280,344      29,189,417            0.2%
      Fair Isaac Corp...............................................     241,729      29,171,856            0.2%
#*    Finisar Corp..................................................   1,068,758      29,262,594            0.2%
*     Integrated Device Technology, Inc.............................   1,375,469      28,485,963            0.2%
      Intersil Corp. Class A........................................   1,298,168      28,663,549            0.2%
      Littelfuse, Inc...............................................     214,417      29,911,171            0.2%
      Mentor Graphics Corp..........................................   1,218,313      35,209,246            0.3%
#*    Paycom Software, Inc..........................................     565,608      29,258,902            0.2%
      Science Applications International Corp.......................     441,505      30,424,110            0.2%
      Other Securities..............................................               1,773,252,649           13.8%
                                                                                 ---------------          ------
Total Information Technology........................................               2,077,384,754           16.0%
                                                                                 ---------------          ------
Materials -- (4.8%)
      Hecla Mining Co...............................................   5,071,896      30,380,657            0.2%
*     Louisiana-Pacific Corp........................................   1,673,693      30,712,267            0.2%
      Sensient Technologies Corp....................................     410,208      30,564,598            0.2%
#     United States Steel Corp......................................   2,199,218      42,532,876            0.3%
      Worthington Industries, Inc...................................     635,344      29,861,168            0.2%
      Other Securities..............................................                 580,757,928            4.6%
                                                                                 ---------------          ------
Total Materials.....................................................                 744,809,494            5.7%
                                                                                 ---------------          ------
Real Estate -- (0.5%)
      Other Securities..............................................                  76,852,267            0.6%
                                                                                 ---------------          ------
Telecommunication Services -- (0.8%)
      Other Securities..............................................                 123,052,617            1.0%
                                                                                 ---------------          ------
Utilities -- (3.6%)
      ALLETE, Inc...................................................     482,475      29,570,893            0.2%
#     Black Hills Corp..............................................     507,714      31,402,111            0.2%
      Portland General Electric Co..................................     690,542      30,135,253            0.2%
      Southwest Gas Corp............................................     436,198      31,606,907            0.3%
      Other Securities..............................................                 446,178,138            3.5%
                                                                                 ---------------          ------
Total Utilities.....................................................                 568,893,302            4.4%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              12,824,775,032           98.8%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                          20            0.0%
                                                                                 ---------------          ------

                                                                        FACE
                                                                       AMOUNT
                                                                       ------
                                                                       (000)

BONDS -- (0.0%)
Financials -- (0.0%)
      Other Securities..............................................                       2,106            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              12,824,777,158
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 159,359,591     159,359,591            1.2%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (16.5%)
(S)@  DFA Short Term Investment Fund................................ 221,707,965   2,565,604,574           19.8%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,461,178,185)..........................................               $15,549,741,323          119.8%
                                                                                 ===============          ======

U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 ---------------  -------------- ------- ---------------
Common Stocks
 Consumer Discretionary......... $ 2,047,809,164  $        2,700   --    $ 2,047,811,864
 Consumer Staples...............     587,130,438              --   --        587,130,438
 Energy.........................     546,048,955           4,469   --        546,053,424
 Financials.....................   2,534,173,706          25,436   --      2,534,199,142
 Health Care....................   1,063,896,264              --   --      1,063,896,264
 Industrials....................   2,454,691,466              --   --      2,454,691,466
 Information Technology.........   2,077,384,754              --   --      2,077,384,754
 Materials......................     744,809,494              --   --        744,809,494
 Real Estate....................      76,852,267              --   --         76,852,267
 Telecommunication Services.....     123,052,617              --   --        123,052,617
 Utilities......................     568,893,302              --   --        568,893,302
Rights/Warrants.................              --              20   --                 20
Bonds
 Financials.....................              --           2,106   --              2,106
Temporary Cash Investments......     159,359,591              --   --        159,359,591
Securities Lending Collateral...              --   2,565,604,574   --      2,565,604,574
Futures Contracts**.............      (4,289,881)             --   --         (4,289,881)
                                 ---------------  --------------   --    ---------------
TOTAL........................... $12,979,812,137  $2,565,639,305   --    $15,545,451,442
                                 ===============  ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                             PERCENTAGE
                                                   SHARES       VALUE+     OF NET ASSETS**
                                                   ------       ------     ---------------
COMMON STOCKS -- (85.6%)
Consumer Discretionary -- (14.0%)
*   American Axle & Manufacturing Holdings, Inc..   801,076 $   14,355,282            0.3%
#   Children's Place, Inc. (The).................   197,911     15,031,340            0.3%
#*  iRobot Corp..................................   256,033     12,980,873            0.3%
    La-Z-Boy, Inc................................   582,277     13,625,282            0.3%
#   Nexstar Broadcasting Group, Inc. Class A.....   270,654     13,207,915            0.3%
#*  Popeyes Louisiana Kitchen, Inc...............   268,854     14,351,427            0.3%
#*  Smith & Wesson Holding Corp..................   524,678     13,867,240            0.3%
#   Sonic Corp...................................   598,492     13,711,452            0.3%
    Standard Motor Products, Inc.................   256,836     12,559,280            0.3%
    Other Securities.............................              700,845,778           13.4%
                                                            --------------           -----
Total Consumer Discretionary.....................              824,535,869           16.1%
                                                            --------------           -----
Consumer Staples -- (3.0%)
#   WD-40 Co.....................................   145,060     15,467,022            0.3%
    Other Securities.............................              163,581,879            3.2%
                                                            --------------           -----
Total Consumer Staples...........................              179,048,901            3.5%
                                                            --------------           -----
Energy -- (2.3%)
    Other Securities.............................              133,958,199            2.6%
                                                            --------------           -----
Financials -- (18.7%)
#*  BofI Holding, Inc............................   689,616     12,847,546            0.3%
#   Columbia Banking System, Inc.................   385,842     12,740,503            0.3%
#   Community Bank System, Inc...................   265,690     12,516,656            0.3%
    FBL Financial Group, Inc. Class A............   265,072     16,779,058            0.3%
    First Midwest Bancorp, Inc...................   753,336     14,546,918            0.3%
    FirstCash, Inc...............................   343,499     16,213,153            0.3%
    Horace Mann Educators Corp...................   408,077     14,670,368            0.3%
    Independent Bank Corp........................   230,864     12,732,150            0.3%
#   LegacyTexas Financial Group, Inc.............   475,476     16,266,034            0.3%
#   Northwest Bancshares, Inc....................   947,369     14,911,588            0.3%
    Other Securities.............................              956,160,755           18.5%
                                                            --------------           -----
Total Financials.................................            1,100,384,729           21.5%
                                                            --------------           -----
Health Care -- (8.2%)
#*  Cambrex Corp.................................   340,394     13,717,878            0.3%
#*  ICU Medical, Inc.............................   113,977     15,876,996            0.3%
*   Natus Medical, Inc...........................   355,299     13,981,016            0.3%
*   Omnicell, Inc................................   388,890     12,687,536            0.3%
    Other Securities.............................              425,847,551            8.2%
                                                            --------------           -----
Total Health Care................................              482,110,977            9.4%
                                                            --------------           -----
Industrials -- (17.8%)
#   AAON, Inc....................................   563,173     16,867,031            0.3%
    Exponent, Inc................................   266,014     15,229,301            0.3%
    Forward Air Corp.............................   308,222     12,735,733            0.3%
    G&K Services, Inc. Class A...................   178,867     16,938,705            0.3%
    Insperity, Inc...............................   230,702     17,348,790            0.3%
    John Bean Technologies Corp..................   209,011     16,689,528            0.3%
*   MRC Global, Inc..............................   966,521     14,246,520            0.3%
    Mueller Water Products, Inc. Class A......... 1,171,951     14,438,436            0.3%
#*  Trex Co., Inc................................   299,194     16,099,629            0.3%
    Other Securities.............................              907,722,426           17.7%
                                                            --------------           -----
Total Industrials................................            1,048,316,099           20.4%
                                                            --------------           -----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                       SHARES      VALUE+     OF NET ASSETS**
                                                       ------      ------     ---------------
Information Technology -- (12.3%)
*   Advanced Energy Industries, Inc................... 353,998 $   16,885,705            0.3%
    Cabot Microelectronics Corp....................... 273,995     15,140,964            0.3%
#   CSG Systems International, Inc.................... 348,861     13,267,184            0.3%
*   ExlService Holdings, Inc.......................... 330,438     14,549,185            0.3%
    Methode Electronics, Inc.......................... 456,176     14,232,691            0.3%
#*  NETGEAR, Inc...................................... 248,640     12,556,320            0.3%
    NIC, Inc.......................................... 621,988     14,274,625            0.3%
#*  OSI Systems, Inc.................................. 210,211     14,742,097            0.3%
    Other Securities..................................            608,447,189           11.7%
                                                               --------------           -----
Total Information Technology..........................            724,095,960           14.1%
                                                               --------------           -----
Materials -- (4.8%)
    Innospec, Inc..................................... 251,708     15,165,407            0.3%
    Neenah Paper, Inc................................. 166,919     13,336,828            0.3%
    Quaker Chemical Corp.............................. 133,400     14,340,500            0.3%
    Stepan Co......................................... 188,462     13,386,456            0.3%
    Other Securities..................................            227,984,277            4.3%
                                                               --------------           -----
Total Materials.......................................            284,213,468            5.5%
                                                               --------------           -----
Real Estate -- (0.7%)
    Other Securities..................................             43,411,885            0.9%
                                                               --------------           -----
Telecommunication Services -- (1.5%)
#   Shenandoah Telecommunications Co.................. 502,216     13,258,502            0.3%
    Other Securities..................................             78,954,809            1.5%
                                                               --------------           -----
Total Telecommunication Services......................             92,213,311            1.8%
                                                               --------------           -----
Utilities -- (2.3%)
#   American States Water Co.......................... 394,204     15,760,276            0.3%
#   California Water Service Group.................... 493,470     15,297,570            0.3%
#   MGE Energy, Inc................................... 270,481     15,809,614            0.3%
    Northwest Natural Gas Co.......................... 215,566     12,675,281            0.3%
    Other Securities..................................             74,233,231            1.4%
                                                               --------------           -----
Total Utilities.......................................            133,775,972            2.6%
                                                               --------------           -----
TOTAL COMMON STOCKS...................................          5,046,065,370           98.4%
                                                               --------------           -----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities..................................                     16            0.0%
                                                               --------------           -----

                                                        FACE
                                                       AMOUNT
                                                       ------
                                                       (000)

BONDS -- (0.0%)
Financials -- (0.0%)
    Other Securities..................................                  8,945            0.0%
                                                               --------------           -----
TOTAL INVESTMENT SECURITIES...........................          5,046,074,331
                                                               --------------


U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 42,875,826 $   42,875,826            0.8%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (13.7%)
(S)@  DFA Short Term Investment Fund................................ 69,547,620    804,805,059           15.7%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,608,078,487)...........................................              $5,893,755,216          114.9%
                                                                                ==============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------------------
                                                       LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                   --------------  ------------ ------- --------------
Common Stocks
 Consumer Discretionary........................... $  824,512,903  $     22,966   --    $  824,535,869
 Consumer Staples.................................    179,048,901            --   --       179,048,901
 Energy...........................................    133,941,707        16,492   --       133,958,199
 Financials.......................................  1,100,381,682         3,047   --     1,100,384,729
 Health Care......................................    482,110,977            --   --       482,110,977
 Industrials......................................  1,048,316,099            --   --     1,048,316,099
 Information Technology...........................    724,095,960            --   --       724,095,960
 Materials........................................    284,213,468            --   --       284,213,468
 Real Estate......................................     43,411,885            --   --        43,411,885
 Telecommunication Services.......................     92,213,311            --   --        92,213,311
 Utilities........................................    133,775,972            --   --       133,775,972
Rights/Warrants...................................             --            16   --                16
Bonds
 Financials.......................................             --         8,945   --             8,945
Temporary Cash Investments........................     42,875,826            --   --        42,875,826
Securities Lending Collateral.....................             --   804,805,059   --       804,805,059
Futures Contracts**...............................     (1,662,432)           --   --        (1,662,432)
                                                   --------------  ------------   --    --------------
TOTAL............................................. $5,087,236,259  $804,856,525   --    $5,892,092,784
                                                   ==============  ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                  PERCENTAGE
                                                        SHARES       VALUE+     OF NET ASSETS**
                                                        ------       ------     ---------------
COMMON STOCKS -- (93.1%)
Real Estate -- (93.1%)
#   Alexandria Real Estate Equities, Inc..............   720,216 $   77,646,487            1.1%
#   American Campus Communities, Inc.................. 1,213,467     63,233,765            0.9%
    Apartment Investment & Management Co. Class A..... 1,525,464     67,227,198            0.9%
    AvalonBay Communities, Inc........................ 1,327,485    227,238,882            3.1%
    Boston Properties, Inc............................ 1,506,103    181,455,289            2.5%
    Brixmor Property Group, Inc....................... 2,184,902     55,540,209            0.8%
#   Camden Property Trust.............................   844,698     68,792,205            0.9%
    CubeSmart......................................... 1,753,596     45,716,248            0.6%
    DCT Industrial Trust, Inc.........................   903,208     42,224,974            0.6%
    DDR Corp.......................................... 3,104,998     47,475,419            0.7%
#   Digital Realty Trust, Inc......................... 1,447,241    135,215,727            1.9%
#   Douglas Emmett, Inc............................... 1,378,896     50,329,704            0.7%
#   Duke Realty Corp.................................. 3,381,456     88,425,074            1.2%
    EPR Properties....................................   582,095     42,329,948            0.6%
    Equinix, Inc......................................   544,188    194,427,489            2.7%
    Equity Lifestyle Properties, Inc..................   784,291     59,480,629            0.8%
    Equity Residential................................ 3,532,521    218,133,172            3.0%
    Essex Property Trust, Inc.........................   642,088    137,464,620            1.9%
#   Extra Space Storage, Inc.......................... 1,156,690     84,611,873            1.2%
    Federal Realty Investment Trust...................   677,286     98,362,246            1.4%
    Gaming and Leisure Properties, Inc................ 1,519,882     49,897,726            0.7%
    General Growth Properties, Inc.................... 5,585,578    139,360,171            1.9%
    HCP, Inc.......................................... 4,530,819    155,180,551            2.1%
    Highwoods Properties, Inc.........................   930,202     46,165,925            0.6%
#   Host Hotels & Resorts, Inc........................ 7,456,077    115,420,072            1.6%
#   Iron Mountain, Inc................................ 2,162,348     72,935,998            1.0%
    Kilroy Realty Corp................................   896,716     64,411,110            0.9%
    Kimco Realty Corp................................. 4,031,807    107,286,384            1.5%
    Liberty Property Trust............................ 1,471,333     59,485,993            0.8%
    Macerich Co. (The)................................ 1,466,447    103,795,119            1.4%
    Mid-America Apartment Communities, Inc............   735,123     68,182,658            0.9%
    National Retail Properties, Inc................... 1,321,316     60,278,436            0.8%
#   Omega Healthcare Investors, Inc................... 1,734,691     55,215,215            0.8%
    Prologis, Inc..................................... 5,065,428    264,212,724            3.6%
    Public Storage.................................... 1,433,171    306,297,306            4.2%
#   Realty Income Corp................................ 2,392,365    141,723,703            2.0%
    Regency Centers Corp..............................   958,173     69,055,528            1.0%
    Senior Housing Properties Trust................... 2,309,088     49,114,302            0.7%
    Simon Property Group, Inc......................... 2,957,958    550,061,870            7.6%
#   SL Green Realty Corp..............................   972,860     95,554,309            1.3%
    Spirit Realty Capital, Inc........................ 4,534,334     54,003,918            0.7%
    Sun Communities, Inc..............................   586,641     45,130,292            0.6%
    Taubman Centers, Inc..............................   620,452     44,957,952            0.6%
    UDR, Inc.......................................... 2,556,062     89,385,488            1.2%
    Ventas, Inc....................................... 3,250,505    220,221,714            3.0%
    VEREIT, Inc. REIT................................. 8,620,068     81,028,639            1.1%
    Vornado Realty Trust.............................. 1,669,064    154,855,758            2.1%
    Weingarten Realty Investors....................... 1,173,966     42,509,309            0.6%
    Welltower, Inc.................................... 3,434,840    235,389,585            3.2%
    WP Carey, Inc.....................................   949,550     57,675,667            0.8%
    Other Securities..................................            1,609,452,453           22.3%
                                                                 --------------           -----
TOTAL COMMON STOCKS...................................            7,193,577,033           99.1%
                                                                 --------------           -----
TOTAL INVESTMENT SECURITIES...........................            7,193,577,033
                                                                 --------------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                           SHARES       VALUE+     OF NET ASSETS**
                                                           ------       ------     ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money
       Market Fund, 0.260%.............................. 67,516,660 $   67,516,660            0.9%
                                                                    --------------          ------

SECURITIES LENDING COLLATERAL -- (6.0%)
(S)@  DFA Short Term Investment Fund.................... 39,885,634    461,556,560            6.4%
                                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $5,617,986,921).................................             $7,722,650,253          106.4%
                                                                    ==============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------------------
                                                       LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                   --------------  ------------ ------- --------------
Common Stocks
 Real Estate...................................... $7,193,577,033            --   --    $7,193,577,033
Temporary Cash Investments........................     67,516,660            --   --        67,516,660
Securities Lending Collateral.....................             --  $461,556,560   --       461,556,560
Futures Contracts**...............................     (1,518,080)           --   --        (1,518,080)
                                                   --------------  ------------   --    --------------
TOTAL............................................. $7,259,575,613  $461,556,560   --    $7,721,132,173
                                                   ==============  ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                          PERCENTAGE
                                                   SHARES    VALUE++    OF NET ASSETS**
                                                   ------    -------    ---------------
COMMON STOCKS -- (93.9%)
AUSTRALIA -- (5.8%)
    Australia & New Zealand Banking Group, Ltd.... 643,282 $ 13,583,162            0.4%
    BHP Billiton, Ltd............................. 816,132   14,258,502            0.4%
#   Commonwealth Bank of Australia................ 360,229   20,054,267            0.6%
    National Australia Bank, Ltd.................. 570,039   12,100,464            0.4%
    Westpac Banking Corp.......................... 790,393   18,277,786            0.5%
    Other Securities..............................          136,917,797            3.8%
                                                           ------------            ----
TOTAL AUSTRALIA...................................          215,191,978            6.1%
                                                           ------------            ----

AUSTRIA -- (0.2%)
    Other Securities..............................            6,631,352            0.2%
                                                           ------------            ----

BELGIUM -- (1.2%)
    Anheuser-Busch InBev SA....................... 170,354   19,551,493            0.6%
    Other Securities..............................           24,710,275            0.7%
                                                           ------------            ----
TOTAL BELGIUM.....................................           44,261,768            1.3%
                                                           ------------            ----

CANADA -- (8.3%)
    Bank of Nova Scotia (The)..................... 181,668    9,762,640            0.3%
    Royal Bank of Canada.......................... 246,120   15,376,766            0.4%
    Toronto-Dominion Bank (The)................... 270,619   12,279,037            0.4%
    Other Securities..............................          268,497,721            7.6%
                                                           ------------            ----
TOTAL CANADA......................................          305,916,164            8.7%
                                                           ------------            ----

DENMARK -- (1.5%)
    Novo Nordisk A.S. Class B..................... 411,533   14,661,061            0.3%
    Other Securities..............................           39,053,449            1.2%
                                                           ------------            ----
TOTAL DENMARK.....................................           53,714,510            1.5%
                                                           ------------            ----

FINLAND -- (0.9%)
    Other Securities..............................           33,176,858            0.9%
                                                           ------------            ----

FRANCE -- (8.2%)
    BNP Paribas SA................................ 261,502   15,162,737            0.4%
    Danone SA..................................... 140,586    9,750,811            0.3%
    L'Oreal SA....................................  61,025   10,933,185            0.3%
    LVMH Moet Hennessy Louis Vuitton SE...........  74,220   13,512,577            0.4%
    Sanofi........................................ 243,641   18,959,844            0.5%
    Total SA...................................... 399,254   19,126,223            0.5%
    Other Securities..............................          215,281,036            6.2%
                                                           ------------            ----
TOTAL FRANCE......................................          302,726,413            8.6%
                                                           ------------            ----

GERMANY -- (7.2%)
    Allianz SE....................................  76,148   11,887,025            0.3%
    BASF SE....................................... 233,002   20,568,940            0.6%
    Bayer AG...................................... 177,385   17,612,490            0.5%
    Daimler AG.................................... 265,526   18,943,149            0.5%
    Deutsche Telekom AG........................... 829,875   13,539,591            0.4%
    SAP SE........................................ 185,556   16,347,377            0.5%
    Siemens AG.................................... 151,354   17,196,439            0.5%
    Other Securities..............................          148,923,152            4.2%
                                                           ------------            ----
TOTAL GERMANY.....................................          265,018,163            7.5%
                                                           ------------            ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                      PERCENTAGE
                                              SHARES     VALUE++    OF NET ASSETS**
                                              ------     -------    ---------------
HONG KONG -- (2.9%)
    AIA Group, Ltd.......................... 2,502,600 $ 15,743,861            0.5%
    Other Securities........................             89,463,523            2.5%
                                                       ------------           -----
TOTAL HONG KONG.............................            105,207,384            3.0%
                                                       ------------           -----

IRELAND -- (0.5%)
    Other Securities........................             17,246,217            0.5%
                                                       ------------           -----

ISRAEL -- (0.5%)
    Other Securities........................             17,274,396            0.5%
                                                       ------------           -----

ITALY -- (1.7%)
    Other Securities........................             61,192,587            1.7%
                                                       ------------           -----

JAPAN -- (22.8%)
    Japan Tobacco, Inc......................   294,200   11,185,520            0.3%
    KDDI Corp...............................   492,100   14,956,471            0.4%
    SoftBank Group Corp.....................   258,360   16,271,791            0.5%
    Sumitomo Mitsui Financial Group, Inc....   300,940   10,434,090            0.3%
    Toyota Motor Corp.......................   516,669   29,970,271            0.9%
    Toyota Motor Corp. Sponsored ADR........    96,721   11,186,751            0.3%
    Other Securities........................            745,363,913           21.1%
                                                       ------------           -----
TOTAL JAPAN.................................            839,368,807           23.8%
                                                       ------------           -----

NETHERLANDS -- (2.6%)
#   Unilever NV.............................   256,547   10,730,329            0.3%
    Other Securities........................             85,584,302            2.4%
                                                       ------------           -----
TOTAL NETHERLANDS...........................             96,314,631            2.7%
                                                       ------------           -----

NEW ZEALAND -- (0.2%)
    Other Securities........................              7,703,900            0.2%
                                                       ------------           -----

NORWAY -- (0.7%)
    Other Securities........................             24,569,910            0.7%
                                                       ------------           -----

PORTUGAL -- (0.2%)
    Other Securities........................              5,616,292            0.2%
                                                       ------------           -----

SINGAPORE -- (1.0%)
    Other Securities........................             38,097,183            1.1%
                                                       ------------           -----

SPAIN -- (2.6%)
    Banco Santander SA...................... 2,510,082   12,299,466            0.3%
    Other Securities........................             85,110,915            2.5%
                                                       ------------           -----
TOTAL SPAIN.................................             97,410,381            2.8%
                                                       ------------           -----

SWEDEN -- (2.4%)
    Other Securities........................             90,092,687            2.5%
                                                       ------------           -----

SWITZERLAND -- (7.2%)
    Nestle SA...............................   782,441   56,737,823            1.6%
    Novartis AG.............................   431,870   30,648,770            0.9%
    Roche Holding AG........................   183,267   42,093,048            1.2%
    Other Securities........................            137,305,900            3.9%
                                                       ------------           -----
TOTAL SWITZERLAND...........................            266,785,541            7.6%
                                                       ------------           -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES      VALUE++     OF NET ASSETS**
                                                            ------      -------     ---------------

UNITED KINGDOM -- (15.3%)
      BP P.L.C. Sponsored ADR............................    798,270 $   28,378,481            0.8%
      British American Tobacco P.L.C.....................    322,533     18,485,313            0.5%
#     Diageo P.L.C. Sponsored ADR........................    106,769     11,480,871            0.3%
      GlaxoSmithKline P.L.C..............................    566,003     11,181,008            0.3%
#     GlaxoSmithKline P.L.C. Sponsored ADR...............    364,297     14,575,523            0.4%
*     Glencore P.L.C.....................................  3,170,885      9,706,413            0.3%
      HSBC Holdings P.L.C................................  1,783,266     13,430,020            0.4%
#     HSBC Holdings P.L.C. Sponsored ADR.................    538,345     20,257,922            0.6%
      Imperial Brands P.L.C..............................    213,827     10,343,202            0.3%
      Reckitt Benckiser Group P.L.C......................    153,746     13,754,195            0.4%
      Royal Dutch Shell P.L.C. Class A...................    449,764     11,202,290            0.3%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A....    293,116     14,600,121            0.4%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B....    270,733     14,162,043            0.4%
      Unilever P.L.C. Sponsored ADR......................    241,380     10,058,305            0.3%
      Vodafone Group P.L.C...............................  4,075,813     11,193,505            0.3%
      Other Securities...................................               349,728,527            9.9%
                                                                     --------------          ------
TOTAL UNITED KINGDOM.....................................               562,537,739           15.9%
                                                                     --------------          ------

UNITED STATES -- (0.0%)
      Other Securities...................................                   227,016            0.0%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             3,456,281,877           98.0%
                                                                     --------------          ------

PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Other Securities...................................                16,981,064            0.5%
                                                                     --------------          ------
TOTAL PREFERRED STOCKS...................................                16,981,064            0.5%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities...................................                   202,968            0.0%
                                                                     --------------          ------

SWEDEN -- (0.0%)
      Other Securities...................................                    42,577            0.0%
                                                                     --------------          ------
TOTAL RIGHTS/WARRANTS....................................                   245,545            0.0%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             3,473,508,486
                                                                     --------------

                                                                        VALUE+
                                                                        ------
SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@  DFA Short Term Investment Fund..................... 17,954,930    207,774,454            5.9%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,448,198,124)..................................             $3,681,282,940          104.4%
                                                                     ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------------
                                    LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                 ------------  -------------- ------- --------------
Common Stocks
 Australia...................... $  5,086,440  $  210,105,538   --    $  215,191,978
 Austria........................           --       6,631,352   --         6,631,352
 Belgium........................   22,518,893      21,742,875   --        44,261,768
 Canada.........................  305,916,164              --   --       305,916,164
 Denmark........................    2,149,708      51,564,802   --        53,714,510
 Finland........................    1,417,006      31,759,852   --        33,176,858
 France.........................    9,305,388     293,421,025   --       302,726,413
 Germany........................   16,983,548     248,034,615   --       265,018,163
 Hong Kong......................      571,437     104,635,947   --       105,207,384
 Ireland........................    3,949,806      13,296,411   --        17,246,217
 Israel.........................    9,067,086       8,207,310   --        17,274,396
 Italy..........................    3,474,243      57,718,344   --        61,192,587
 Japan..........................   36,199,503     803,169,304   --       839,368,807
 Netherlands....................   20,384,578      75,930,053   --        96,314,631
 New Zealand....................           --       7,703,900   --         7,703,900
 Norway.........................      768,438      23,801,472   --        24,569,910
 Portugal.......................           --       5,616,292   --         5,616,292
 Singapore......................           --      38,097,183   --        38,097,183
 Spain..........................   12,512,270      84,898,111   --        97,410,381
 Sweden.........................           --      90,092,687   --        90,092,687
 Switzerland....................   16,403,240     250,382,301   --       266,785,541
 United Kingdom.................  181,389,085     381,148,654   --       562,537,739
 United States..................           --         227,016   --           227,016
Preferred Stocks
 Germany........................           --      16,981,064   --        16,981,064
Rights/Warrants
 Spain..........................           --         202,968   --           202,968
 Sweden.........................           --          42,577   --            42,577
Securities Lending Collateral...           --     207,774,454   --       207,774,454
Futures Contracts**.............     (869,741)             --   --          (869,741)
                                 ------------  --------------   --    --------------
TOTAL........................... $647,227,092  $3,033,186,107   --    $3,680,413,199
                                 ============  ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                             PERCENTAGE
                                                   SHARES      VALUE++     OF NET ASSETS**
                                                   ------      -------     ---------------
COMMON STOCKS -- (92.7%)
AUSTRALIA -- (6.0%)
#   Australia & New Zealand Banking Group, Ltd... 2,056,866 $   43,431,565            0.3%
    BHP Billiton, Ltd............................ 2,388,698     41,732,533            0.3%
#   Commonwealth Bank of Australia...............   536,081     29,844,102            0.2%
    Macquarie Group, Ltd.........................   602,362     36,412,406            0.2%
    National Australia Bank, Ltd................. 1,864,442     39,577,315            0.2%
    Westpac Banking Corp......................... 1,908,557     44,135,255            0.3%
    Woodside Petroleum, Ltd...................... 1,399,661     29,961,126            0.2%
    Other Securities.............................              809,573,794            4.6%
                                                            --------------            ----
TOTAL AUSTRALIA..................................            1,074,668,096            6.3%
                                                            --------------            ----

AUSTRIA -- (0.5%)
    Other Securities.............................               91,731,975            0.5%
                                                            --------------            ----

BELGIUM -- (1.4%)
    Anheuser-Busch InBev SA......................   393,517     45,163,864            0.3%
    Other Securities.............................              199,927,530            1.1%
                                                            --------------            ----
TOTAL BELGIUM....................................              245,091,394            1.4%
                                                            --------------            ----

CANADA -- (8.5%)
    Royal Bank of Canada.........................   699,021     43,674,832            0.3%
    Toronto-Dominion Bank (The)..................   680,144     30,860,780            0.2%
    Other Securities.............................            1,449,023,827            8.5%
                                                            --------------            ----
TOTAL CANADA.....................................            1,523,559,439            9.0%
                                                            --------------            ----

CHINA -- (0.0%)
    Other Securities.............................                2,708,191            0.0%
                                                            --------------            ----

DENMARK -- (1.8%)
    Other Securities.............................              320,918,627            1.9%
                                                            --------------            ----

FINLAND -- (1.7%)
    UPM-Kymmene Oyj.............................. 1,573,268     36,596,585            0.2%
    Other Securities.............................              270,742,567            1.6%
                                                            --------------            ----
TOTAL FINLAND....................................              307,339,152            1.8%
                                                            --------------            ----

FRANCE -- (6.7%)
    BNP Paribas SA...............................   796,740     46,197,577            0.3%
    Cie de Saint-Gobain..........................   677,742     30,093,894            0.2%
    Cie Generale des Etablissements Michelin.....   362,160     39,224,836            0.2%
    Orange SA.................................... 2,108,185     33,169,456            0.2%
    Total SA..................................... 1,954,493     93,629,793            0.6%
    Other Securities.............................              956,157,803            5.5%
                                                            --------------            ----
TOTAL FRANCE.....................................            1,198,473,359            7.0%
                                                            --------------            ----

GERMANY -- (6.6%)
    Adidas AG....................................   191,209     31,414,494            0.2%
    BASF SE......................................   707,050     62,416,929            0.4%
    Bayerische Motoren Werke AG..................   472,907     41,258,985            0.3%
    Daimler AG................................... 1,158,983     82,684,133            0.5%
    Deutsche Telekom AG.......................... 2,550,534     41,612,518            0.3%
    E.ON SE...................................... 5,371,567     39,367,437            0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                         SHARES      VALUE++     OF NET ASSETS**
                                         ------      -------     ---------------
GERMANY -- (Continued)
    Fresenius SE & Co. KGaA............   594,150 $   43,900,083            0.3%
    Other Securities...................              836,999,292            4.7%
                                                  --------------           -----
TOTAL GERMANY..........................            1,179,653,871            6.9%
                                                  --------------           -----

HONG KONG -- (2.8%)
    AIA Group, Ltd..................... 6,136,600     38,605,361            0.2%
    Other Securities...................              462,170,603            2.7%
                                                  --------------           -----
TOTAL HONG KONG........................              500,775,964            2.9%
                                                  --------------           -----

IRELAND -- (0.5%)
    Other Securities...................               85,350,165            0.5%
                                                  --------------           -----

ISRAEL -- (0.6%)
    Other Securities...................              104,555,277            0.6%
                                                  --------------           -----

ITALY -- (2.3%)
    Assicurazioni Generali SpA......... 2,476,453     31,989,189            0.2%
    Eni SpA............................ 2,230,601     32,371,056            0.2%
    Other Securities...................              354,242,498            2.1%
                                                  --------------           -----
TOTAL ITALY............................              418,602,743            2.5%
                                                  --------------           -----

JAPAN -- (23.2%)
#   Honda Motor Co., Ltd............... 1,287,400     38,521,073            0.2%
    Mitsubishi UFJ Financial Group,
     Inc............................... 6,194,700     31,963,466            0.2%
    Nissan Motor Co., Ltd.............. 3,081,900     31,350,574            0.2%
    NTT DOCOMO, Inc.................... 1,305,900     32,796,350            0.2%
    Toyota Motor Corp.................. 1,432,494     83,094,269            0.5%
#   Toyota Motor Corp. Sponsored ADR...   384,641     44,487,578            0.3%
    Other Securities...................            3,908,722,637           23.0%
                                                  --------------           -----
TOTAL JAPAN............................            4,170,935,947           24.6%
                                                  --------------           -----

NETHERLANDS -- (2.5%)
    Koninklijke Ahold Delhaize NV...... 2,136,192     48,731,664            0.3%
    Other Securities...................              406,732,883            2.4%
                                                  --------------           -----
TOTAL NETHERLANDS......................              455,464,547            2.7%
                                                  --------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities...................               75,118,626            0.4%
                                                  --------------           -----

NORWAY -- (0.8%)
    Other Securities...................              149,177,332            0.9%
                                                  --------------           -----

PORTUGAL -- (0.3%)
    Other Securities...................               44,394,308            0.3%
                                                  --------------           -----

SINGAPORE -- (1.0%)
    Other Securities...................              182,338,798            1.1%
                                                  --------------           -----

SPAIN -- (2.2%)
    Banco Santander SA................. 8,235,475     40,354,037            0.3%
    Iberdrola SA....................... 6,182,145     42,072,266            0.3%
    Other Securities...................              321,145,827            1.8%
                                                  --------------           -----
TOTAL SPAIN............................              403,572,130            2.4%
                                                  --------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                         SHARES       VALUE++     OF NET ASSETS**
                                                         ------       -------     ---------------
SWEDEN -- (2.6%)
    Other Securities..................................            $   474,138,525            2.8%
                                                                  ---------------           -----

SWITZERLAND -- (6.0%)
    ABB, Ltd..........................................  1,450,592      29,926,319            0.2%
    Nestle SA.........................................  2,417,067     175,270,877            1.0%
    Novartis AG Sponsored ADR.........................    794,013      56,390,803            0.3%
    Roche Holding AG..................................    153,905      35,349,138            0.2%
    Syngenta AG.......................................     92,858      37,158,601            0.2%
    Other Securities..................................                745,940,760            4.5%
                                                                  ---------------           -----
TOTAL SWITZERLAND.....................................              1,080,036,498            6.4%
                                                                  ---------------           -----

UNITED KINGDOM -- (14.3%)
    BP P.L.C. Sponsored ADR...........................  2,592,381      92,159,153            0.6%
#   HSBC Holdings P.L.C. Sponsored ADR................  1,960,952      73,790,624            0.4%
    Lloyds Banking Group P.L.C........................ 46,732,230      32,634,191            0.2%
#   Rio Tinto P.L.C. Sponsored ADR....................    929,561      32,395,201            0.2%
    Royal Dutch Shell P.L.C. Class A..................  1,299,991      32,378,927            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A...  1,185,020      59,025,846            0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B...  1,354,884      70,873,982            0.4%
*   Tesco P.L.C....................................... 11,587,266      29,845,153            0.2%
#   Vodafone Group P.L.C. Sponsored ADR...............  1,397,631      38,910,039            0.2%
    Other Securities..................................              2,114,841,864           12.4%
                                                                  ---------------           -----
TOTAL UNITED KINGDOM..................................              2,576,854,980           15.2%
                                                                  ---------------           -----

UNITED STATES -- (0.0%)
    Other Securities..................................                  3,901,386            0.0%
                                                                  ---------------           -----
TOTAL COMMON STOCKS...................................             16,669,361,330           98.1%
                                                                  ---------------           -----

PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
    Volkswagen AG.....................................    225,791      31,131,053            0.2%
    Other Securities..................................                 34,513,017            0.2%
                                                                  ---------------           -----
TOTAL GERMANY.........................................                 65,644,070            0.4%
                                                                  ---------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities..................................                     14,278            0.0%
                                                                  ---------------           -----
TOTAL PREFERRED STOCKS................................                 65,658,348            0.4%
                                                                  ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities..................................                     87,327            0.0%
                                                                  ---------------           -----

FRANCE -- (0.0%)
    Other Securities..................................                         35            0.0%
                                                                  ---------------           -----

HONG KONG -- (0.0%)
    Other Securities..................................                        736            0.0%
                                                                  ---------------           -----

SINGAPORE -- (0.0%)
    Other Securities..................................                     26,148            0.0%
                                                                  ---------------           -----

SPAIN -- (0.0%)
    Other Securities..................................                    604,074            0.0%
                                                                  ---------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                      PERCENTAGE
                                          SHARES        VALUE++     OF NET ASSETS**
                                          ------        -------     ---------------
SWEDEN -- (0.0%)
       Other Securities................             $       299,130            0.0%
                                                    ---------------          ------

UNITED KINGDOM -- (0.0%)
       Other Securities................                   1,203,565            0.0%
                                                    ---------------          ------
TOTAL RIGHTS/WARRANTS..................                   2,221,015            0.0%
                                                    ---------------          ------
TOTAL INVESTMENT SECURITIES............              16,737,240,693
                                                    ---------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@   DFA Short Term Investment Fund.. 106,864,635   1,236,637,558            7.3%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,498,407,878).............               $17,973,878,251          105.8%
                                                    ===============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
 Australia.................... $   37,103,287 $1,037,564,809   --    $1,074,668,096
 Austria......................         49,098     91,682,877   --        91,731,975
 Belgium......................     58,744,725    186,346,669   --       245,091,394
 Canada.......................  1,523,377,449        181,990   --     1,523,559,439
 China........................             --      2,708,191   --         2,708,191
 Denmark......................     21,156,358    299,762,269   --       320,918,627
 Finland......................      6,367,123    300,972,029   --       307,339,152
 France.......................     69,350,590  1,129,122,769   --     1,198,473,359
 Germany......................     79,163,985  1,100,489,886   --     1,179,653,871
 Hong Kong....................      1,718,770    499,057,194   --       500,775,964
 Ireland......................     19,547,023     65,803,142   --        85,350,165
 Israel.......................     28,473,368     76,081,909   --       104,555,277
 Italy........................     11,331,958    407,270,785   --       418,602,743
 Japan........................    115,521,400  4,055,414,547   --     4,170,935,947
 Netherlands..................     67,080,426    388,384,121   --       455,464,547
 New Zealand..................        656,849     74,461,777   --        75,118,626
 Norway.......................     12,717,633    136,459,699   --       149,177,332
 Portugal.....................        238,098     44,156,210   --        44,394,308
 Singapore....................            680    182,338,118   --       182,338,798
 Spain........................     25,603,409    377,968,721   --       403,572,130
 Sweden.......................      2,614,670    471,523,855   --       474,138,525
 Switzerland..................     93,775,066    986,261,432   --     1,080,036,498
 United Kingdom...............    602,836,047  1,974,018,933   --     2,576,854,980
 United States................      1,630,990      2,270,396   --         3,901,386
Preferred Stocks
 Germany......................             --     65,644,070   --        65,644,070
 United Kingdom...............             --         14,278   --            14,278

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 --------------  --------------- ------- ---------------
Rights/Warrants
 Australia......................             --  $        87,327   --    $        87,327
 France.........................             --               35   --                 35
 Hong Kong......................             --              736   --                736
 Singapore......................             --           26,148   --             26,148
 Spain..........................             --          604,074   --            604,074
 Sweden.........................             --          299,130   --            299,130
 United Kingdom.................             --        1,203,565   --          1,203,565
Securities Lending Collateral...             --    1,236,637,558   --      1,236,637,558
Futures Contracts**............. $   (2,947,701)              --   --         (2,947,701)
                                 --------------  ---------------   --    ---------------
TOTAL........................... $2,776,111,301  $15,194,819,249   --    $17,970,930,550
                                 ==============  ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                 VALUE+
                                                             ---------------
   AFFILIATED INVESTMENT COMPANIES -- (100.0%)
   Investment in The Continental Small Company Series of
     The DFA Investment Trust Company....................... $ 3,831,133,408
   Investment in The Japanese Small Company Series of
     The DFA Investment Trust Company.......................   2,622,939,356
   Investment in The United Kingdom Small Company Series of
     The DFA Investment Trust Company.......................   1,623,793,646
   Investment in The Asia Pacific Small Company Series of
     The DFA Investment Trust Company.......................   1,304,060,854
   Investment in The Canadian Small Company Series of
     The DFA Investment Trust Company.......................     912,080,702
                                                             ---------------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
        (Cost $9,548,011,247)...............................  10,294,007,966
                                                             ---------------
      TOTAL INVESTMENTS -- (100.0%)
        (Cost $9,548,011,247)............................... $10,294,007,966
                                                             ===============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ------------------------------------------------
                                       LEVEL 1      LEVEL 2 LEVEL 3      TOTAL
                                   ---------------  ------- ------- ---------------
Affiliated Investment Companies... $10,294,007,966    --      --    $10,294,007,966
Futures Contracts**...............      (2,788,124)   --      --         (2,788,124)
                                   ---------------    --      --    ---------------
TOTAL............................. $10,291,219,842    --      --    $10,291,219,842
                                   ===============    ==      ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2016


                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Japanese Small Company Series of
        The DFA Investment Trust Company..................... $509,654,577
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $438,858,924)............................... $509,654,577
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Asia Pacific Small Company Series of
        The DFA Investment Trust Company..................... $251,675,013
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $260,212,173)............................... $251,675,013
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2016


                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                                 VALUE+
                                                               -----------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The United Kingdom Small Company Series of
       The DFA Investment Trust Company....................... $32,369,395
                                                               -----------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $30,007,760).................................. $32,369,395
                                                               ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Continental Small Company Series of
        The DFA Investment Trust Company..................... $292,248,971
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $254,355,139)............................... $292,248,971
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                             PERCENTAGE
                                     SHARES     VALUE++    OF NET ASSETS**
                                     ------     -------    ---------------
     COMMON STOCKS -- (96.3%)
     AUSTRALIA -- (19.3%)
         Dexus Property Group..... 10,421,155 $ 70,792,307            1.7%
         Goodman Group............ 18,851,899   97,172,423            2.3%
         GPT Group (The).......... 19,362,947   68,455,268            1.6%
         Scentre Group............ 54,296,774  173,778,720            4.2%
         Stockland................ 25,313,761   85,014,734            2.0%
         Vicinity Centres......... 34,732,755   75,743,821            1.8%
         Westfield Corp........... 20,974,759  141,744,743            3.4%
         Other Securities.........             109,559,306            2.7%
                                              ------------           -----
     TOTAL AUSTRALIA..............             822,261,322           19.7%
                                              ------------           -----

     BELGIUM -- (1.9%)
         Cofinimmo SA.............    238,829   27,961,580            0.6%
         Other Securities.........              53,212,619            1.3%
                                              ------------           -----
     TOTAL BELGIUM................              81,174,199            1.9%
                                              ------------           -----

     CANADA -- (5.4%)
         H&R REIT.................  1,595,665   27,135,707            0.7%
     #   RioCan REIT..............  1,689,942   32,858,933            0.8%
         Other Securities.........             172,649,171            4.1%
                                              ------------           -----
     TOTAL CANADA.................             232,643,811            5.6%
                                              ------------           -----

     CHINA -- (0.3%)
         Other Securities.........              11,237,887            0.3%
                                              ------------           -----

     FRANCE -- (5.7%)
         Fonciere Des Regions.....    379,734   33,187,074            0.8%
         Gecina SA................    377,040   54,972,887            1.3%
         ICADE....................    402,909   28,934,036            0.7%
         Klepierre................  2,396,542   97,941,331            2.4%
         Other Securities.........              28,802,314            0.6%
                                              ------------           -----
     TOTAL FRANCE.................             243,837,642            5.8%
                                              ------------           -----

     GERMANY -- (0.6%)
         Other Securities.........              25,143,013            0.6%
                                              ------------           -----

     GREECE -- (0.0%)
         Other Securities.........                 744,713            0.0%
                                              ------------           -----

     HONG KONG -- (4.9%)
         Link REIT................ 23,556,305  167,578,021            4.0%
         Other Securities.........              43,309,315            1.1%
                                              ------------           -----
     TOTAL HONG KONG..............             210,887,336            5.1%
                                              ------------           -----

     IRELAND -- (0.0%)
         Other Securities.........               1,374,206            0.0%
                                              ------------           -----

     ITALY -- (0.3%)
         Other Securities.........              11,138,933            0.3%
                                              ------------           -----

     JAPAN -- (23.0%)
         Advance Residence
          Investment Corp.........     13,996   39,173,593            0.9%
     #   Daiwa House REIT
          Investment Corp.........     12,360   33,510,134            0.8%
     #   Daiwa Office Investment
          Corp....................      3,983   22,498,132            0.5%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                            PERCENTAGE
                                                    SHARES     VALUE++    OF NET ASSETS**
                                                    ------     -------    ---------------
JAPAN -- (Continued)
#   Frontier Real Estate Investment Corp.........      5,413 $ 25,460,606            0.6%
#   GLP J-Reit...................................     22,433   28,111,373            0.7%
    Japan Hotel REIT Investment Corp.............     40,160   27,094,758            0.6%
#   Japan Logistics Fund, Inc....................     10,121   22,012,338            0.5%
    Japan Prime Realty Investment Corp...........      9,039   39,035,811            0.9%
    Japan Real Estate Investment Corp............     14,179   82,108,307            2.0%
    Japan Retail Fund Investment Corp............     27,239   61,968,555            1.5%
#   Kenedix Office Investment Corp...............      5,113   28,829,953            0.7%
#   Mori Hills REIT Investment Corp..............     17,770   25,055,593            0.6%
#   Nippon Accommodations Fund, Inc..............      5,159   23,476,891            0.6%
#   Nippon Building Fund, Inc....................     15,266   90,714,220            2.2%
#   Nomura Real Estate Master Fund, Inc..........     39,926   64,808,049            1.6%
    Orix JREIT, Inc..............................     26,064   44,647,991            1.1%
#   United Urban Investment Corp.................     31,108   52,604,206            1.3%
    Other Securities.............................             270,972,139            6.4%
                                                             ------------           -----
TOTAL JAPAN......................................             982,082,649           23.5%
                                                             ------------           -----

MALAYSIA -- (0.6%)
    Other Securities.............................              26,876,659            0.7%
                                                             ------------           -----

MEXICO -- (2.0%)
#   Fibra Uno Administracion S.A. de C.V......... 27,780,766   52,868,851            1.3%
    Other Securities.............................              31,820,022            0.7%
                                                             ------------           -----
TOTAL MEXICO.....................................              84,688,873            2.0%
                                                             ------------           -----

NETHERLANDS -- (6.7%)
    Unibail-Rodamco SE...........................    978,160  232,180,914            5.6%
    Other Securities.............................              53,692,413            1.2%
                                                             ------------           -----
TOTAL NETHERLANDS................................             285,873,327            6.8%
                                                             ------------           -----

NEW ZEALAND -- (0.9%)
    Other Securities.............................              38,938,815            0.9%
                                                             ------------           -----

SINGAPORE -- (7.5%)
    Ascendas REIT................................ 25,809,800   43,983,702            1.1%
    CapitaLand Commercial Trust.................. 28,645,800   32,416,256            0.8%
    CapitaLand Mall Trust........................ 27,289,300   40,664,892            1.0%
    Suntec REIT.................................. 26,331,900   31,803,711            0.8%
    Other Securities.............................             171,622,152            4.0%
                                                             ------------           -----
TOTAL SINGAPORE..................................             320,490,713            7.7%
                                                             ------------           -----

SOUTH AFRICA -- (3.9%)
#   Growthpoint Properties, Ltd.................. 25,861,189   48,224,649            1.2%
    Redefine Properties, Ltd..................... 45,551,268   38,977,751            0.9%
    Resilient REIT, Ltd..........................  2,831,518   23,424,603            0.6%
    Other Securities.............................              53,783,748            1.2%
                                                             ------------           -----
TOTAL SOUTH AFRICA...............................             164,410,751            3.9%
                                                             ------------           -----

SPAIN -- (0.9%)
    Merlin Properties Socimi SA..................  3,441,570   38,613,634            0.9%
                                                             ------------           -----

TAIWAN -- (0.3%)
    Other Securities.............................              12,147,545            0.3%
                                                             ------------           -----

TURKEY -- (0.7%)
    Other Securities.............................              29,344,452            0.7%
                                                             ------------           -----

UNITED KINGDOM -- (11.4%)
    British Land Co. P.L.C. (The)................ 10,898,856   78,029,194            1.9%
    Derwent London P.L.C.........................  1,176,748   34,800,232            0.8%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
UNITED KINGDOM -- (Continued)
      Great Portland Estates P.L.C.......  3,858,150 $   27,994,372            0.7%
      Hammerson P.L.C....................  8,960,814     60,284,091            1.4%
#     Intu Properties P.L.C.............. 10,648,168     35,886,732            0.8%
      Land Securities Group P.L.C........  8,807,163    107,540,737            2.6%
      Segro P.L.C........................  8,436,335     45,185,521            1.1%
      Shaftesbury P.L.C..................  2,926,579     32,832,178            0.8%
      Other Securities...................                63,665,670            1.5%
                                                     --------------          ------
TOTAL UNITED KINGDOM.....................               486,218,727           11.6%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             4,110,129,207           98.3%
                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SINGAPORE -- (0.0%)
      Other Securities...................                    14,393            0.0%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............             4,110,143,600
                                                     --------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@  DFA Short Term Investment Fund..... 13,647,290    157,926,434            3.8%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,136,479,829)..................             $4,268,070,034          102.1%
                                                     ==============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------------
                                    LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                 ------------  -------------- ------- --------------
Common Stocks
 Australia......................           --  $  822,261,322   --    $  822,261,322
 Belgium........................           --      81,174,199   --        81,174,199
 Canada......................... $232,643,811              --   --       232,643,811
 China..........................           --      11,237,887   --        11,237,887
 France.........................    8,846,020     234,991,622   --       243,837,642
 Germany........................           --      25,143,013   --        25,143,013
 Greece.........................           --         744,713   --           744,713
 Hong Kong......................           --     210,887,336   --       210,887,336
 Ireland........................           --       1,374,206   --         1,374,206
 Italy..........................           --      11,138,933   --        11,138,933
 Japan..........................           --     982,082,649   --       982,082,649
 Malaysia.......................           --      26,876,659   --        26,876,659
 Mexico.........................   84,688,873              --   --        84,688,873
 Netherlands....................           --     285,873,327   --       285,873,327
 New Zealand....................           --      38,938,815   --        38,938,815
 Singapore......................           --     320,490,713   --       320,490,713
 South Africa...................           --     164,410,751   --       164,410,751
 Spain..........................           --      38,613,634   --        38,613,634
 Taiwan.........................           --      12,147,545   --        12,147,545
 Turkey.........................           --      29,344,452   --        29,344,452
 United Kingdom.................           --     486,218,727   --       486,218,727
Rights/Warrants
 Singapore......................           --          14,393   --            14,393
Securities Lending Collateral...           --     157,926,434   --       157,926,434
Futures Contracts**.............     (303,666)             --   --          (303,666)
                                 ------------  --------------   --    --------------
TOTAL........................... $325,875,038  $3,941,891,330   --    $4,267,766,368
                                 ============  ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                        PERCENTAGE
                                              SHARES      VALUE++     OF NET ASSETS**
                                              ------      -------     ---------------
COMMON STOCKS -- (32.3%)
UNITED STATES -- (32.3%)
    Alexandria Real Estate Equities, Inc....   174,347 $   18,796,350            0.4%
    American Campus Communities, Inc........   279,406     14,559,847            0.3%
    Apartment Investment & Management Co.
     Class A................................   335,438     14,782,753            0.3%
    AvalonBay Communities, Inc..............   291,915     49,970,010            1.0%
    Boston Properties, Inc..................   327,235     39,425,273            0.8%
    Brixmor Property Group, Inc.............   530,182     13,477,226            0.3%
#   Camden Property Trust...................   187,245     15,249,233            0.3%
    CubeSmart...............................   382,314      9,966,926            0.2%
    DDR Corp................................   666,214     10,186,412            0.2%
    Digital Realty Trust, Inc...............   326,268     30,483,219            0.6%
#   Douglas Emmett, Inc.....................   305,331     11,144,582            0.2%
    Duke Realty Corp........................   751,217     19,644,325            0.4%
    EPR Properties..........................   137,096      9,969,621            0.2%
    Equinix, Inc............................   152,062     54,328,711            1.1%
    Equity Lifestyle Properties, Inc........   163,143     12,372,765            0.3%
    Equity Residential......................   779,120     48,110,660            1.0%
    Essex Property Trust, Inc...............   138,955     29,748,876            0.6%
    Extra Space Storage, Inc................   269,405     19,706,976            0.4%
    Federal Realty Investment Trust.........   152,350     22,125,790            0.5%
    Gaming and Leisure Properties, Inc......   353,547     11,606,948            0.2%
    General Growth Properties, Inc.......... 1,218,319     30,397,059            0.6%
    HCP, Inc................................   996,797     34,140,297            0.7%
#   Highwoods Properties, Inc...............   212,512     10,546,971            0.2%
    Hospitality Properties Trust............   348,626      9,538,407            0.2%
#   Host Hotels & Resorts, Inc.............. 1,590,717     24,624,299            0.5%
    Iron Mountain, Inc......................   537,781     18,139,353            0.4%
#   Kilroy Realty Corp......................   197,573     14,191,669            0.3%
#   Kimco Realty Corp.......................   891,266     23,716,588            0.5%
    Liberty Property Trust..................   314,355     12,709,373            0.3%
    Macerich Co. (The)......................   259,337     18,355,873            0.4%
#   Mid-America Apartment Communities, Inc..   159,688     14,811,062            0.3%
    National Retail Properties, Inc.........   314,811     14,361,678            0.3%
#   Omega Healthcare Investors, Inc.........   414,309     13,187,455            0.3%
    Prologis, Inc........................... 1,126,524     58,759,492            1.2%
    Public Storage..........................   316,191     67,576,341            1.4%
    Realty Income Corp......................   548,676     32,503,566            0.7%
    Regency Centers Corp....................   224,566     16,184,472            0.3%
    Senior Housing Properties Trust.........   511,739     10,884,689            0.2%
    Simon Property Group, Inc...............   675,550    125,625,278            2.6%
#   SL Green Realty Corp....................   214,852     21,102,763            0.4%
    Spirit Realty Capital, Inc.............. 1,027,741     12,240,395            0.3%
    Sun Communities, Inc....................   133,702     10,285,695            0.2%
    UDR, Inc................................   568,465     19,879,221            0.4%
    Ventas, Inc.............................   745,527     50,509,454            1.0%
    VEREIT, Inc. REIT....................... 2,089,475     19,641,065            0.4%
    Vornado Realty Trust....................   361,278     33,519,373            0.7%
    Welltower, Inc..........................   764,813     52,412,635            1.1%
    WP Carey, Inc...........................   209,677     12,735,781            0.3%
    Other Securities........................              354,946,650            7.1%
                                                       --------------           -----
TOTAL COMMON STOCKS.........................            1,593,183,457           32.6%
                                                       --------------           -----

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                   ------       -------     ---------------

AFFILIATED INVESTMENT COMPANIES -- (67.0%)
UNITED STATES -- (67.0%)
      DFA International Real Estate Securities Portfolio of DFA
       Investment Dimensions Group Inc.......................... 320,901,426 $1,678,314,456           34.3%
      DFA Real Estate Securities Portfolio of DFA Investment
       Dimensions Group Inc.....................................  47,182,930  1,619,318,167           33.1%
                                                                             --------------          ------
TOTAL UNITED STATES.............................................              3,297,632,623           67.4%
                                                                             --------------          ------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
 COMPANIES......................................................              3,297,632,623           67.4%
                                                                             --------------          ------
TOTAL INVESTMENT SECURITIES.....................................              4,890,816,080
                                                                             --------------


                                                                                VALUE+
                                                                                ------
SECURITIES LENDING COLLATERAL -- (0.7%)
(S)@  DFA Short Term Investment Fund............................   2,940,518     34,027,679            0.7%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,228,323,230).......................................               $4,924,843,759          100.7%
                                                                             ==============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------
                                    LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                 -------------- ----------- ------- --------------
Common Stocks
  United States................. $1,593,183,457          --   --    $1,593,183,457
Affiliated Investment Companies
  United States.................  3,297,632,623          --   --     3,297,632,623
Securities Lending Collateral...             -- $34,027,679   --        34,027,679
                                 -------------- -----------   --    --------------
TOTAL........................... $4,890,816,080 $34,027,679   --    $4,924,843,759
                                 ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                        PERCENTAGE
                                                         SHARES       VALUE++         OF NET ASSETS**
                                                         ------       -------         ---------------
COMMON STOCKS -- (92.9%)
AUSTRALIA -- (7.2%)
    BlueScope Steel, Ltd.............................. 10,422,296 $     61,831,603               0.5%
    Downer EDI, Ltd................................... 10,628,374       46,976,239               0.4%
    OZ Minerals, Ltd..................................  7,708,562       39,385,693               0.3%
#   Primary Health Care, Ltd.......................... 12,982,539       37,841,289               0.3%
    Treasury Wine Estates, Ltd........................  5,628,238       45,883,460               0.4%
    Other Securities..................................                 765,041,938               5.8%
                                                                  ----------------               ----
TOTAL AUSTRALIA.......................................                 996,960,222               7.7%
                                                                  ----------------               ----

AUSTRIA -- (1.0%)
    Wienerberger AG...................................  2,688,169       42,958,537               0.3%
    Other Securities..................................                  93,902,207               0.8%
                                                                  ----------------               ----
TOTAL AUSTRIA.........................................                 136,860,744               1.1%
                                                                  ----------------               ----

BELGIUM -- (1.2%)
    Other Securities..................................                 168,390,567               1.3%
                                                                  ----------------               ----

CANADA -- (8.0%)
*   New Gold, Inc..................................... 11,382,167       44,890,527               0.4%
#   Precision Drilling Corp...........................  9,599,787       42,799,319               0.3%
    Other Securities..................................               1,015,574,961               7.8%
                                                                  ----------------               ----
TOTAL CANADA..........................................               1,103,264,807               8.5%
                                                                  ----------------               ----

CHINA -- (0.1%)
    Other Securities..................................                  10,731,956               0.1%
                                                                  ----------------               ----

DENMARK -- (1.7%)
    Jyske Bank A.S....................................  1,025,280       46,486,501               0.4%
    Sydbank A.S.......................................  1,377,895       43,026,529               0.3%
    Other Securities..................................                 143,175,738               1.1%
                                                                  ----------------               ----
TOTAL DENMARK.........................................                 232,688,768               1.8%
                                                                  ----------------               ----

FINLAND -- (2.5%)
    Cargotec Oyj Class B..............................    973,185       39,910,579               0.3%
    Kesko Oyj Class B.................................  1,458,967       72,495,964               0.6%
    Other Securities..................................                 225,344,052               1.7%
                                                                  ----------------               ----
TOTAL FINLAND.........................................                 337,750,595               2.6%
                                                                  ----------------               ----

FRANCE -- (4.4%)
    Arkema SA.........................................  1,001,886       95,001,175               0.7%
*   Nexans SA.........................................    759,787       43,188,043               0.3%
    Rexel SA..........................................  3,645,764       50,563,981               0.4%
    Other Securities..................................                 412,423,919               3.2%
                                                                  ----------------               ----
TOTAL FRANCE..........................................                 601,177,118               4.6%
                                                                  ----------------               ----

GERMANY -- (6.8%)
    Aareal Bank AG....................................  1,773,002       64,129,789               0.5%
    Aurubis AG........................................  1,167,679       60,878,661               0.5%
    DMG Mori AG.......................................    999,797       45,763,876               0.4%
    Lanxess AG........................................  1,639,319      105,120,810               0.8%
    Osram Licht AG....................................  1,096,994       62,305,723               0.5%
    Rheinmetall AG....................................  1,078,306       74,853,689               0.6%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                               SHARES        VALUE++         OF NET ASSETS**
                                               ------        -------         ---------------
GERMANY -- (Continued)
    Salzgitter AG...........................   1,332,610 $     43,805,512               0.4%
    Other Securities........................                  481,546,452               3.5%
                                                         ----------------              -----
TOTAL GERMANY...............................                  938,404,512               7.2%
                                                         ----------------              -----

GREECE -- (0.0%)
    Other Securities........................                        1,886               0.0%
                                                         ----------------              -----

HONG KONG -- (3.1%)
    Other Securities........................                  420,368,732               3.2%
                                                         ----------------              -----

IRELAND -- (0.3%)
    Other Securities........................                   43,620,825               0.3%
                                                         ----------------              -----

ISRAEL -- (0.6%)
    Other Securities........................                   82,215,729               0.6%
                                                         ----------------              -----

ITALY -- (3.0%)
    Banca Popolare dell'Emilia Romagna SC...  13,794,426       64,820,979               0.5%
#   Banca Popolare di Milano Scarl.......... 131,508,015       60,272,546               0.5%
    Unipol Gruppo Finanziario SpA...........  12,280,894       37,597,880               0.3%
    Other Securities........................                  256,609,430               1.9%
                                                         ----------------              -----
TOTAL ITALY.................................                  419,300,835               3.2%
                                                         ----------------              -----

JAPAN -- (25.9%)
    Fujikura, Ltd...........................   6,644,200       39,038,012               0.3%
    Kyushu Financial Group, Inc.............   5,673,395       37,724,890               0.3%
    Other Securities........................                3,491,498,246              26.8%
                                                         ----------------              -----
TOTAL JAPAN.................................                3,568,261,148              27.4%
                                                         ----------------              -----

NETHERLANDS -- (2.1%)
#   APERAM SA...............................   1,295,977       58,939,499               0.5%
    Delta Lloyd NV..........................   7,177,283       43,360,353               0.3%
#   SBM Offshore NV.........................   4,403,531       63,209,832               0.5%
    Other Securities........................                  129,334,903               1.0%
                                                         ----------------              -----
TOTAL NETHERLANDS...........................                  294,844,587               2.3%
                                                         ----------------              -----

NEW ZEALAND -- (0.4%)
    Other Securities........................                   58,409,655               0.4%
                                                         ----------------              -----

NORWAY -- (0.7%)
    Other Securities........................                   94,820,762               0.7%
                                                         ----------------              -----

PORTUGAL -- (0.3%)
    Other Securities........................                   39,952,792               0.3%
                                                         ----------------              -----

SINGAPORE -- (1.2%)
    Other Securities........................                  158,940,173               1.2%
                                                         ----------------              -----

SPAIN -- (2.3%)
    Acciona SA..............................     641,361       48,739,153               0.4%
#   Acerinox SA.............................   3,328,284       40,957,184               0.3%
    Gamesa Corp. Tecnologica SA.............   2,275,221       52,531,263               0.4%
    Other Securities........................                  169,582,811               1.3%
                                                         ----------------              -----
TOTAL SPAIN.................................                  311,810,411               2.4%
                                                         ----------------              -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                            SHARES       VALUE++         OF NET ASSETS**
                                            ------       -------         ---------------
SWEDEN -- (3.0%)
     BillerudKorsnas AB..................  2,518,920 $     41,364,292               0.3%
     Holmen AB Class B...................  1,244,509       42,581,753               0.3%
     Saab AB Class B.....................  1,090,814       38,634,039               0.3%
     Other Securities....................                 290,912,982               2.3%
                                                     ----------------              -----
TOTAL SWEDEN.............................                 413,493,066               3.2%
                                                     ----------------              -----

SWITZERLAND -- (4.4%)
     Baloise Holding AG..................    499,895       61,501,836               0.5%
     Helvetia Holding AG.................    166,174       86,454,389               0.7%
     Other Securities....................                 458,006,489               3.5%
                                                     ----------------              -----
TOTAL SWITZERLAND........................                 605,962,714               4.7%
                                                     ----------------              -----

UNITED KINGDOM -- (12.7%)
     Beazley P.L.C....................... 13,328,414       59,345,802               0.5%
     Bellway P.L.C.......................  3,292,215       95,270,849               0.7%
     Bodycote P.L.C......................  5,196,658       37,662,195               0.3%
     Bovis Homes Group P.L.C.............  4,562,935       42,247,075               0.3%
     Centamin P.L.C...................... 25,014,912       48,451,085               0.4%
     Close Brothers Group P.L.C..........  2,394,726       38,860,135               0.3%
     Greene King P.L.C...................  7,070,307       63,247,094               0.5%
     Hiscox, Ltd.........................  7,430,506       92,783,332               0.7%
     Inchcape P.L.C......................  6,553,522       52,105,182               0.4%
     John Wood Group P.L.C...............  7,902,149       74,273,651               0.6%
     Man Group P.L.C..................... 27,750,733       42,307,017               0.3%
     Melrose Industries P.L.C............ 38,390,186       79,225,571               0.6%
     Other Securities....................               1,028,984,021               7.9%
                                                     ----------------              -----
TOTAL UNITED KINGDOM.....................               1,754,763,009              13.5%
                                                     ----------------              -----

UNITED STATES -- (0.0%)
     Other Securities....................                   3,056,896               0.0%
                                                     ----------------              -----
TOTAL COMMON STOCKS......................              12,796,052,509              98.3%
                                                     ----------------              -----

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
     Other Securities....................                   7,352,563               0.1%
                                                     ----------------              -----
TOTAL PREFERRED STOCKS...................                   7,352,563               0.1%
                                                     ----------------              -----

RIGHTS/WARRANTS -- (0.1%)
AUSTRALIA -- (0.0%)
     Other Securities....................                      91,309               0.0%
                                                     ----------------              -----

SINGAPORE -- (0.0%)
     Other Securities....................                     131,043               0.0%
                                                     ----------------              -----

SPAIN -- (0.0%)
     Other Securities....................                     215,821               0.0%
                                                     ----------------              -----

UNITED KINGDOM -- (0.1%)
     Other Securities....................                   6,722,457               0.1%
                                                     ----------------              -----
TOTAL RIGHTS/WARRANTS....................                   7,160,630               0.1%
                                                     ----------------              -----
TOTAL INVESTMENT SECURITIES..............              12,810,565,702
                                                     ----------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                         PERCENTAGE
                                          SHARES        VALUE+         OF NET ASSETS**
                                          ------        ------         ---------------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@   DFA Short Term Investment Fund.. 81,879,790 $    947,512,927               7.3%
                                                   ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,684,369,059).............              $ 13,758,078,629             105.8%
                                                   ================             ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 --------------  --------------- ------- ---------------
Common Stocks
 Australia......................             --  $   996,960,222   --    $   996,960,222
 Austria........................             --      136,860,744   --        136,860,744
 Belgium........................             --      168,390,567   --        168,390,567
 Canada......................... $1,102,402,780          862,027   --      1,103,264,807
 China..........................             --       10,731,956   --         10,731,956
 Denmark........................             --      232,688,768   --        232,688,768
 Finland........................             --      337,750,595   --        337,750,595
 France.........................         86,852      601,090,266   --        601,177,118
 Germany........................             --      938,404,512   --        938,404,512
 Greece.........................             --            1,886   --              1,886
 Hong Kong......................         79,646      420,289,086   --        420,368,732
 Ireland........................             --       43,620,825   --         43,620,825
 Israel.........................             --       82,215,729   --         82,215,729
 Italy..........................             --      419,300,835   --        419,300,835
 Japan..........................      4,531,599    3,563,729,549   --      3,568,261,148
 Netherlands....................             --      294,844,587   --        294,844,587
 New Zealand....................             --       58,409,655   --         58,409,655
 Norway.........................             --       94,820,762   --         94,820,762
 Portugal.......................             --       39,952,792   --         39,952,792
 Singapore......................        438,984      158,501,189   --        158,940,173
 Spain..........................             --      311,810,411   --        311,810,411
 Sweden.........................             --      413,493,066   --        413,493,066
 Switzerland....................             --      605,962,714   --        605,962,714
 United Kingdom.................             --    1,754,763,009   --      1,754,763,009
 United States..................        150,425        2,906,471   --          3,056,896
Preferred Stocks
 Germany........................             --        7,352,563   --          7,352,563
Rights/Warrants
 Australia......................             --           91,309   --             91,309
 Singapore......................             --          131,043   --            131,043
 Spain..........................             --          215,821   --            215,821
 United Kingdom.................             --        6,722,457   --          6,722,457
Securities Lending Collateral...             --      947,512,927   --        947,512,927
Futures Contracts**.............     (3,457,941)              --   --         (3,457,941)
                                 --------------  ---------------   --    ---------------
TOTAL........................... $1,104,232,345  $12,650,388,343   --    $13,754,620,688
                                 ==============  ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                              PERCENTAGE
                                                 SHARES      VALUE++        OF NET ASSETS**
                                                 ------      -------        ---------------
COMMON STOCKS -- (92.4%)
AUSTRALIA -- (6.2%)
    Australia & New Zealand Banking Group, Ltd.. 214,260 $     4,524,187               0.3%
    BHP Billiton, Ltd........................... 314,531       5,495,117               0.3%
#   Fortescue Metals Group, Ltd................. 868,376       3,644,250               0.2%
    Macquarie Group, Ltd........................  80,830       4,886,127               0.3%
    Treasury Wine Estates, Ltd.................. 356,118       2,903,204               0.2%
    Woodside Petroleum, Ltd..................... 224,990       4,816,133               0.3%
    Other Securities............................              97,973,431               5.1%
                                                         ---------------               ----
TOTAL AUSTRALIA.................................             124,242,449               6.7%
                                                         ---------------               ----

AUSTRIA -- (0.6%)
    Other Securities............................              12,418,345               0.7%
                                                         ---------------               ----

BELGIUM -- (1.7%)
    Ageas.......................................  83,970       3,067,703               0.2%
#   Anheuser-Busch InBev SA.....................  27,589       3,166,384               0.2%
    Umicore SA..................................  56,575       3,438,746               0.2%
    Other Securities............................              23,106,059               1.2%
                                                         ---------------               ----
TOTAL BELGIUM...................................              32,778,892               1.8%
                                                         ---------------               ----

CANADA -- (8.2%)
    Suncor Energy, Inc.......................... 139,453       4,184,723               0.2%
    Other Securities............................             160,062,099               8.7%
                                                         ---------------               ----
TOTAL CANADA....................................             164,246,822               8.9%
                                                         ---------------               ----

CHINA -- (0.0%)
    Other Securities............................                 811,856               0.0%
                                                         ---------------               ----

DENMARK -- (1.8%)
    Other Securities............................              36,479,776               2.0%
                                                         ---------------               ----

FINLAND -- (2.1%)
    UPM-Kymmene Oyj............................. 273,652       6,365,558               0.4%
    Other Securities............................              35,417,221               1.9%
                                                         ---------------               ----
TOTAL FINLAND...................................              41,782,779               2.3%
                                                         ---------------               ----

FRANCE -- (6.0%)
    BNP Paribas SA..............................  73,561       4,265,306               0.2%
    Cie de Saint-Gobain......................... 105,119       4,667,617               0.3%
    Technip SA..................................  50,974       3,383,140               0.2%
    Total SA.................................... 240,139      11,503,835               0.6%
    Other Securities............................              95,214,376               5.1%
                                                         ---------------               ----
TOTAL FRANCE....................................             119,034,274               6.4%
                                                         ---------------               ----

GERMANY -- (5.6%)
    Allianz SE..................................  25,753       4,020,152               0.2%
    BASF SE.....................................  38,075       3,361,183               0.2%
    Daimler AG..................................  89,896       6,413,358               0.4%
    E.ON SE..................................... 588,434       4,312,548               0.2%
*   RWE AG...................................... 247,438       3,936,537               0.2%
    Other Securities............................              89,878,733               4.8%
                                                         ---------------               ----
TOTAL GERMANY...................................             111,922,511               6.0%
                                                         ---------------               ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                         SHARES      VALUE++        OF NET ASSETS**
                                                         ------      -------        ---------------
HONG KONG -- (3.0%)
     Other Securities...................................         $    60,120,275               3.2%
                                                                 ---------------              -----

IRELAND -- (0.5%)
     Other Securities...................................               9,302,904               0.5%
                                                                 ---------------              -----

ISRAEL -- (0.7%)
     Other Securities...................................              13,848,935               0.7%
                                                                 ---------------              -----

ITALY -- (2.5%)
     Assicurazioni Generali SpA......................... 303,243       3,917,093               0.2%
     Eni SpA............................................ 211,731       3,072,695               0.2%
     Other Securities...................................              42,065,042               2.2%
                                                                 ---------------              -----
TOTAL ITALY.............................................              49,054,830               2.6%
                                                                 ---------------              -----

JAPAN -- (23.8%)
     Honda Motor Co., Ltd............................... 108,123       3,235,214               0.2%
     Mitsubishi Chemical Holdings Corp.................. 462,400       3,036,083               0.2%
     Mitsubishi UFJ Financial Group, Inc................ 817,300       4,217,111               0.2%
     Sumitomo Mitsui Financial Group, Inc...............  88,341       3,062,929               0.2%
     Toyota Motor Corp..................................  55,363       3,211,426               0.2%
     Toyota Motor Corp. Sponsored ADR...................  36,827       4,259,411               0.3%
     Other Securities...................................             453,241,144              24.2%
                                                                 ---------------              -----
TOTAL JAPAN.............................................             474,263,318              25.5%
                                                                 ---------------              -----

NETHERLANDS -- (2.7%)
     Koninklijke Ahold Delhaize NV...................... 290,458       6,626,044               0.4%
     Koninklijke DSM NV.................................  62,767       4,034,318               0.2%
     Other Securities...................................              43,716,231               2.3%
                                                                 ---------------              -----
TOTAL NETHERLANDS.......................................              54,376,593               2.9%
                                                                 ---------------              -----

NEW ZEALAND -- (0.5%)
     Other Securities...................................              10,447,365               0.6%
                                                                 ---------------              -----

NORWAY -- (0.9%)
     Other Securities...................................              18,361,505               1.0%
                                                                 ---------------              -----

PORTUGAL -- (0.3%)
     Other Securities...................................               5,076,833               0.3%
                                                                 ---------------              -----

SINGAPORE -- (1.1%)
     Other Securities...................................              21,758,685               1.2%
                                                                 ---------------              -----

SPAIN -- (2.1%)
     Banco Santander SA................................. 853,014       4,179,790               0.2%
     Other Securities...................................              37,107,416               2.0%
                                                                 ---------------              -----
TOTAL SPAIN.............................................              41,287,206               2.2%
                                                                 ---------------              -----

SWEDEN -- (2.6%)
     Other Securities...................................              50,731,426               2.7%
                                                                 ---------------              -----

SWITZERLAND -- (6.1%)
     Baloise Holding AG.................................  26,119       3,213,408               0.2%
     Clariant AG........................................ 182,599       3,023,740               0.2%
     Flughafen Zuerich AG...............................  16,575       3,046,882               0.2%
     Lonza Group AG.....................................  15,916       3,003,376               0.2%
     Nestle SA.......................................... 110,012       7,977,396               0.4%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                        SHARES       VALUE++        OF NET ASSETS**
                                                        ------       -------        ---------------
SWITZERLAND -- (Continued)
    Novartis AG.......................................    52,784 $     3,745,953               0.2%
    Novartis AG Sponsored ADR.........................    73,269       5,203,564               0.3%
    Swiss Life Holding AG.............................    12,759       3,376,447               0.2%
    Swiss Re AG.......................................    39,527       3,668,568               0.2%
    Zurich Insurance Group AG.........................    11,416       2,988,212               0.2%
    Other Securities..................................                81,499,610               4.2%
                                                                 ---------------              -----
TOTAL SWITZERLAND.....................................               120,747,156               6.5%
                                                                 ---------------              -----

UNITED KINGDOM -- (13.4%)
*   Anglo American P.L.C..............................   210,298       2,918,769               0.2%
    BP P.L.C. Sponsored ADR...........................   259,985       9,242,472               0.5%
    HSBC Holdings P.L.C. Sponsored ADR................   228,451       8,596,611               0.5%
    Melrose Industries P.L.C.......................... 1,702,272       3,512,968               0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A...   147,757       7,359,766               0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B...   113,939       5,960,149               0.3%
*   Standard Chartered P.L.C..........................   374,495       3,256,575               0.2%
#   Vodafone Group P.L.C. Sponsored ADR...............   142,624       3,970,657               0.2%
    WM Morrison Supermarkets P.L.C.................... 1,327,157       3,673,920               0.2%
    Other Securities..................................               218,402,900              11.7%
                                                                 ---------------              -----
TOTAL UNITED KINGDOM..................................               266,894,787              14.4%
                                                                 ---------------              -----

UNITED STATES -- (0.0%)
    Other Securities..................................                   700,028               0.0%
                                                                 ---------------              -----
TOTAL COMMON STOCKS...................................             1,840,689,550              99.1%
                                                                 ---------------              -----

PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
    Other Securities..................................                 6,885,828               0.4%
                                                                 ---------------              -----

UNITED KINGDOM -- (0.0%)
    Other Securities..................................                     1,326               0.0%
                                                                 ---------------              -----
TOTAL PREFERRED STOCKS................................                 6,887,154               0.4%
                                                                 ---------------              -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities..................................                     4,475               0.0%
                                                                 ---------------              -----

HONG KONG -- (0.0%)
    Other Securities..................................                       151               0.0%
                                                                 ---------------              -----

SPAIN -- (0.0%)
    Other Securities..................................                    60,463               0.0%
                                                                 ---------------              -----

SWEDEN -- (0.0%)
    Other Securities..................................                    37,741               0.0%
                                                                 ---------------              -----

UNITED KINGDOM -- (0.0%)
    Other Securities..................................                   236,150               0.0%
                                                                 ---------------              -----
TOTAL RIGHTS/WARRANTS.................................                   338,980               0.0%
                                                                 ---------------              -----
TOTAL INVESTMENT SECURITIES...........................             1,847,915,684
                                                                 ---------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        PERCENTAGE
                                          SHARES       VALUE+         OF NET ASSETS**
                                          ------       ------         ---------------
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@   DFA Short Term Investment Fund.. 12,465,810 $   144,254,351               7.8%
                                                   ---------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,899,597,169)..............              $ 1,992,170,035             107.3%
                                                   ===============             ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                   LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                 ------------ -------------- ------- --------------
Common Stocks
 Australia...................... $  2,866,003 $  121,376,446   --    $  124,242,449
 Austria........................           --     12,418,345   --        12,418,345
 Belgium........................    3,908,754     28,870,138   --        32,778,892
 Canada.........................  164,215,258         31,564   --       164,246,822
 China..........................           --        811,856   --           811,856
 Denmark........................           --     36,479,776   --        36,479,776
 Finland........................           --     41,782,779   --        41,782,779
 France.........................      488,883    118,545,391   --       119,034,274
 Germany........................    3,778,788    108,143,723   --       111,922,511
 Hong Kong......................      372,251     59,748,024   --        60,120,275
 Ireland........................    2,225,599      7,077,305   --         9,302,904
 Israel.........................    2,102,368     11,746,567   --        13,848,935
 Italy..........................      507,826     48,547,004   --        49,054,830
 Japan..........................    9,015,112    465,248,206   --       474,263,318
 Netherlands....................    6,228,570     48,148,023   --        54,376,593
 New Zealand....................       49,885     10,397,480   --        10,447,365
 Norway.........................      490,003     17,871,502   --        18,361,505
 Portugal.......................           --      5,076,833   --         5,076,833
 Singapore......................       14,322     21,744,363   --        21,758,685
 Spain..........................    2,418,495     38,868,711   --        41,287,206
 Sweden.........................      132,406     50,599,020   --        50,731,426
 Switzerland....................    8,678,108    112,069,048   --       120,747,156
 United Kingdom.................   51,871,871    215,022,916   --       266,894,787
 United States..................      248,573        451,455   --           700,028
Preferred Stocks
 Germany........................           --      6,885,828   --         6,885,828
 United Kingdom.................           --          1,326   --             1,326
Rights/Warrants
 Australia......................           --          4,475   --             4,475
 Hong Kong......................           --            151   --               151
 Spain..........................           --         60,463   --            60,463
 Sweden.........................           --         37,741   --            37,741
 United Kingdom.................           --        236,150   --           236,150
Securities Lending Collateral...           --    144,254,351   --       144,254,351
                                 ------------ --------------   --    --------------
TOTAL........................... $259,613,075 $1,732,556,960   --    $1,992,170,035
                                 ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                               SHARES      VALUE+
                                                              --------- -------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...........................           $ 122,604,492
Investment in Dimensional Emerging Markets Value Fund........              45,155,236
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 1,059,135    20,451,904
                                                                        -------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $188,081,378).....................................             188,211,632
                                                                        -------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $188,081,378).....................................           $ 188,211,632
                                                                        =============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                    ------------ ------- ------- ------------
Affiliated Investment Companies.... $188,211,632   --      --    $188,211,632
                                    ------------   --      --    ------------
TOTAL.............................. $188,211,632   --      --    $188,211,632
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                         ------    -------   ---------------
    COMMON STOCKS -- (96.8%)
    AUSTRALIA -- (4.7%)
        BlueScope Steel, Ltd............  88,385 $   524,355            0.2%
        Challenger, Ltd.................  73,657     601,300            0.2%
        Orica, Ltd......................  46,842     578,704            0.2%
        Santos, Ltd..................... 212,526     568,666            0.2%
        Treasury Wine Estates, Ltd......  78,127     636,920            0.2%
        Other Securities................          10,485,523            3.8%
                                                 -----------            ----
    TOTAL AUSTRALIA.....................          13,395,468            4.8%
                                                 -----------            ----

    AUSTRIA -- (0.6%)
        Other Securities................           1,846,597            0.7%
                                                 -----------            ----

    BELGIUM -- (0.9%)
        Ageas...........................  28,003   1,023,045            0.4%
        Other Securities................           1,650,898            0.6%
                                                 -----------            ----
    TOTAL BELGIUM.......................           2,673,943            1.0%
                                                 -----------            ----

    BRAZIL -- (1.4%)
        Kroton Educacional SA........... 178,300     888,149            0.3%
        Other Securities................           3,067,544            1.1%
                                                 -----------            ----
    TOTAL BRAZIL........................           3,955,693            1.4%
                                                 -----------            ----

    CANADA -- (6.5%)
        First Quantum Minerals, Ltd..... 103,517     983,230            0.4%
        Teck Resources, Ltd. Class B....  48,198   1,040,643            0.4%
        Other Securities................          16,511,927            5.8%
                                                 -----------            ----
    TOTAL CANADA........................          18,535,800            6.6%
                                                 -----------            ----

    CHILE -- (0.3%)
        Other Securities................             820,569            0.3%
                                                 -----------            ----

    CHINA -- (6.6%)
        Other Securities................          18,991,993            6.8%
                                                 -----------            ----

    COLOMBIA -- (0.1%)
        Other Securities................             188,478            0.1%
                                                 -----------            ----

    DENMARK -- (1.4%)
    *   TDC A.S.........................  96,517     532,146            0.2%
        Other Securities................           3,355,721            1.2%
                                                 -----------            ----
    TOTAL DENMARK.......................           3,887,867            1.4%
                                                 -----------            ----

    FINLAND -- (2.1%)
        Neste Oyj.......................  17,647     761,329            0.3%
        Stora Enso Oyj Class R..........  70,796     669,031            0.2%
        UPM-Kymmene Oyj.................  72,885   1,695,415            0.6%
        Other Securities................           3,023,290            1.1%
                                                 -----------            ----
    TOTAL FINLAND.......................           6,149,065            2.2%
                                                 -----------            ----

    FRANCE -- (4.0%)
        Arkema SA.......................   9,229     875,115            0.3%
        Atos SE.........................   5,086     527,792            0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                         ------    -------   ---------------
    FRANCE -- (Continued)
        Rexel SA........................  43,153 $   598,499            0.2%
        SCOR SE.........................  23,193     751,073            0.3%
        STMicroelectronics NV...........  87,664     832,020            0.3%
        Technip SA......................  15,411   1,022,827            0.4%
        Other Securities................           6,730,753            2.3%
                                                 -----------           -----
    TOTAL FRANCE........................          11,338,079            4.0%
                                                 -----------           -----

    GERMANY -- (4.5%)
        Lanxess AG......................  11,884     762,058            0.3%
        Osram Licht AG..................  10,639     604,261            0.2%
        Rheinmetall AG..................   8,438     585,748            0.2%
    *   RWE AG..........................  53,047     843,935            0.3%
        Other Securities................           9,983,758            3.5%
                                                 -----------           -----
    TOTAL GERMANY.......................          12,779,760            4.5%
                                                 -----------           -----

    HONG KONG -- (2.1%)
        Hang Lung Group, Ltd............ 135,000     516,407            0.2%
        Other Securities................           5,470,545            1.9%
                                                 -----------           -----
    TOTAL HONG KONG.....................           5,986,952            2.1%
                                                 -----------           -----

    INDIA -- (4.1%)
        Other Securities................          11,697,767            4.2%
                                                 -----------           -----

    INDONESIA -- (1.0%)
        Other Securities................           2,942,436            1.0%
                                                 -----------           -----

    IRELAND -- (0.5%)
        Smurfit Kappa Group P.L.C.......  34,342     753,542            0.3%
        Other Securities................             735,704            0.2%
                                                 -----------           -----
    TOTAL IRELAND.......................           1,489,246            0.5%
                                                 -----------           -----

    ISRAEL -- (0.5%)
        Other Securities................           1,527,113            0.5%
                                                 -----------           -----

    ITALY -- (2.5%)
    #   Fiat Chrysler Automobiles NV....  99,560     729,867            0.3%
        Other Securities................           6,334,151            2.2%
                                                 -----------           -----
    TOTAL ITALY.........................           7,064,018            2.5%
                                                 -----------           -----

    JAPAN -- (17.7%)
        Other Securities................          50,738,692           18.0%
                                                 -----------           -----

    MALAYSIA -- (0.9%)
        Other Securities................           2,613,089            0.9%
                                                 -----------           -----

    MEXICO -- (1.2%)
    *   Cemex S.A.B. de C.V............. 905,938     783,667            0.3%
        Other Securities................           2,518,164            0.9%
                                                 -----------           -----
    TOTAL MEXICO........................           3,301,831            1.2%
                                                 -----------           -----

    NETHERLANDS -- (1.0%)
        APERAM SA.......................  14,890     677,180            0.3%
        Other Securities................           2,176,908            0.7%
                                                 -----------           -----
    TOTAL NETHERLANDS...................           2,854,088            1.0%
                                                 -----------           -----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                         ------    -------   ---------------
    NEW ZEALAND -- (0.4%)
        Other Securities................         $ 1,288,946            0.5%
                                                 -----------            ----

    NORWAY -- (0.8%)
        Other Securities................           2,227,940            0.8%
                                                 -----------            ----

    PHILIPPINES -- (0.3%)
        Other Securities................           1,004,770            0.4%
                                                 -----------            ----

    POLAND -- (0.3%)
        Other Securities................             939,013            0.3%
                                                 -----------            ----

    PORTUGAL -- (0.2%)
        Other Securities................             550,784            0.2%
                                                 -----------            ----

    SINGAPORE -- (0.8%)
        Other Securities................           2,206,646            0.8%
                                                 -----------            ----

    SOUTH AFRICA -- (2.0%)
    *   AngloGold Ashanti, Ltd.
         Sponsored ADR..................  47,956     658,916            0.2%
        Other Securities................           5,090,776            1.8%
                                                 -----------            ----
    TOTAL SOUTH AFRICA..................           5,749,692            2.0%
                                                 -----------            ----

    SOUTH KOREA -- (4.9%)
        Other Securities................          14,046,582            5.0%
                                                 -----------            ----

    SPAIN -- (1.3%)
        Banco de Sabadell SA............ 566,408     756,284            0.3%
        Other Securities................           3,087,463            1.1%
                                                 -----------            ----
    TOTAL SPAIN.........................           3,843,747            1.4%
                                                 -----------            ----

    SWEDEN -- (1.8%)
        Other Securities................           5,080,507            1.8%
                                                 -----------            ----

    SWITZERLAND -- (3.4%)
        Baloise Holding AG..............   6,236     767,212            0.3%
    *   Dufry AG........................   4,813     585,538            0.2%
        Helvetia Holding AG.............   1,207     627,959            0.2%
        Swiss Life Holding AG...........   4,696   1,242,715            0.5%
        Other Securities................           6,423,050            2.2%
                                                 -----------            ----
    TOTAL SWITZERLAND...................           9,646,474            3.4%
                                                 -----------            ----

    TAIWAN -- (4.4%)
        Other Securities................          12,698,779            4.5%
                                                 -----------            ----

    THAILAND -- (0.8%)
        Other Securities................           2,273,285            0.8%
                                                 -----------            ----

    TURKEY -- (0.4%)
        Other Securities................           1,037,862            0.4%
                                                 -----------            ----

    UNITED KINGDOM -- (10.4%)
        Barratt Developments P.L.C......  95,492     529,544            0.2%
        Bellway P.L.C...................  25,648     742,208            0.3%
        Coca-Cola HBC AG................  24,514     529,010            0.2%
        Direct Line Insurance Group
         P.L.C.......................... 174,812     739,555            0.3%
        GKN P.L.C....................... 201,823     787,073            0.3%
        Hiscox, Ltd.....................  55,044     687,324            0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                                    SHARES    VALUE++    OF NET ASSETS**
                                                    ------    -------    ---------------
UNITED KINGDOM -- (Continued)
     Inchcape P.L.C................................  64,830 $    515,445            0.2%
     J Sainsbury P.L.C............................. 241,161      739,410            0.3%
     Johnson Matthey P.L.C.........................  24,288    1,012,409            0.4%
     Marks & Spencer Group P.L.C................... 150,625      626,719            0.2%
     Persimmon P.L.C...............................  29,335      607,230            0.2%
     Royal Mail P.L.C.............................. 123,358      740,085            0.3%
     Smiths Group P.L.C............................  49,987      866,184            0.3%
     Tate & Lyle P.L.C.............................  57,850      551,713            0.2%
     Travis Perkins P.L.C..........................  34,083      554,511            0.2%
     WM Morrison Supermarkets P.L.C................ 299,653      829,518            0.3%
     Other Securities..............................           18,779,099            6.4%
                                                            ------------           -----
TOTAL UNITED KINGDOM...............................           29,837,037           10.6%
                                                            ------------           -----

UNITED STATES -- (0.0%)
     Other Securities..............................               66,196            0.0%
                                                            ------------           -----
TOTAL COMMON STOCKS................................          277,276,804           98.6%
                                                            ------------           -----

PREFERRED STOCKS -- (0.7%)
BRAZIL -- (0.5%)
     Other Securities..............................            1,303,313            0.5%
                                                            ------------           -----

CHILE -- (0.0%)
     Other Securities..............................               30,737            0.0%
                                                            ------------           -----

COLOMBIA -- (0.0%)
     Other Securities..............................              129,859            0.0%
                                                            ------------           -----

GERMANY -- (0.2%)
     Other Securities..............................              487,381            0.2%
                                                            ------------           -----

SOUTH KOREA -- (0.0%)
     Other Securities..............................               27,468            0.0%
                                                            ------------           -----
TOTAL PREFERRED STOCKS.............................            1,978,758            0.7%
                                                            ------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
     Other Securities..............................                3,794            0.0%
                                                            ------------           -----

HONG KONG -- (0.0%)
     Other Securities..............................                  231            0.0%
                                                            ------------           -----

INDIA -- (0.0%)
     Other Securities..............................                8,078            0.0%
                                                            ------------           -----

SPAIN -- (0.0%)
     Other Securities..............................                1,620            0.0%
                                                            ------------           -----

SWEDEN -- (0.0%)
     Other Securities..............................               13,288            0.0%
                                                            ------------           -----

UNITED KINGDOM -- (0.0%)
     Other Securities..............................               48,844            0.1%
                                                            ------------           -----
TOTAL RIGHTS/WARRANTS..............................               75,855            0.1%
                                                            ------------           -----
TOTAL INVESTMENT SECURITIES........................          279,331,417
                                                            ------------

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------     ------    ---------------
   SECURITIES LENDING COLLATERAL -- (2.5%)
   (S)@   DFA Short Term Investment Fund.. 617,478 $  7,145,456            2.5%
                                                   ------------          ------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $272,647,227)................           $286,476,873          101.9%
                                                   ============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
Common Stocks
 Australia......................          -- $ 13,395,468   --    $ 13,395,468
 Austria........................          --    1,846,597   --       1,846,597
 Belgium........................          --    2,673,943   --       2,673,943
 Brazil......................... $ 3,955,693           --   --       3,955,693
 Canada.........................  18,533,056        2,744   --      18,535,800
 Chile..........................     269,518      551,051   --         820,569
 China..........................     272,255   18,719,738   --      18,991,993
 Colombia.......................     188,478           --   --         188,478
 Denmark........................          --    3,887,867   --       3,887,867
 Finland........................          --    6,149,065   --       6,149,065
 France.........................          --   11,338,079   --      11,338,079
 Germany........................      31,774   12,747,986   --      12,779,760
 Hong Kong......................      39,535    5,947,417   --       5,986,952
 India..........................      28,376   11,669,391   --      11,697,767
 Indonesia......................          --    2,942,436   --       2,942,436
 Ireland........................          --    1,489,246   --       1,489,246
 Israel.........................      20,588    1,506,525   --       1,527,113
 Italy..........................          --    7,064,018   --       7,064,018
 Japan..........................     159,283   50,579,409   --      50,738,692
 Malaysia.......................          --    2,613,089   --       2,613,089
 Mexico.........................   3,301,831           --   --       3,301,831
 Netherlands....................      55,536    2,798,552   --       2,854,088
 New Zealand....................          --    1,288,946   --       1,288,946
 Norway.........................          --    2,227,940   --       2,227,940
 Philippines....................          --    1,004,770   --       1,004,770
 Poland.........................          --      939,013   --         939,013
 Portugal.......................          --      550,784   --         550,784
 Singapore......................      16,121    2,190,525   --       2,206,646
 South Africa...................   1,273,262    4,476,430   --       5,749,692
 South Korea....................      15,289   14,031,293   --      14,046,582
 Spain..........................          --    3,843,747   --       3,843,747
 Sweden.........................          --    5,080,507   --       5,080,507
 Switzerland....................          --    9,646,474   --       9,646,474
 Taiwan.........................          --   12,698,779   --      12,698,779
 Thailand.......................   2,273,285           --   --       2,273,285
 Turkey.........................          --    1,037,862   --       1,037,862
 United Kingdom.................          --   29,837,037   --      29,837,037
 United States..................          --       66,196   --          66,196
Preferred Stocks
 Brazil.........................   1,303,313           --   --       1,303,313
 Chile..........................          --       30,737   --          30,737
 Colombia.......................     129,859           --   --         129,859
 Germany........................          --      487,381   --         487,381
 South Korea....................      27,468           --   --          27,468

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
Rights/Warrants
 Australia......................          -- $      3,794   --    $      3,794
 Hong Kong......................          --          231   --             231
 India..........................          --        8,078   --           8,078
 Spain..........................          --        1,620   --           1,620
 Sweden.........................          --       13,288   --          13,288
 United Kingdom.................          --       48,844   --          48,844
Securities Lending Collateral...          --    7,145,456   --       7,145,456
                                 ----------- ------------   --    ------------
TOTAL........................... $31,894,520 $254,582,353   --    $286,476,873
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                            ------     -------    ---------------
 COMMON STOCKS -- (93.2%)
 AUSTRALIA -- (4.6%)
      Australia & New Zealand Banking
       Group, Ltd.........................   136,042 $  2,872,582            0.2%
      BHP Billiton, Ltd...................   219,729    3,838,848            0.3%
      Commonwealth Bank of Australia......    42,958    2,391,510            0.2%
      National Australia Bank, Ltd........   167,814    3,562,260            0.2%
      Westpac Banking Corp................   198,957    4,600,868            0.3%
      Other Securities....................             62,753,461            3.6%
                                                     ------------            ----
 TOTAL AUSTRALIA..........................             80,019,529            4.8%
                                                     ------------            ----

 AUSTRIA -- (0.4%)
      Other Securities....................              7,680,103            0.5%
                                                     ------------            ----

 BELGIUM -- (1.1%)
      Anheuser-Busch InBev SA.............    39,170    4,495,533            0.3%
      Other Securities....................             14,059,749            0.8%
                                                     ------------            ----
 TOTAL BELGIUM............................             18,555,282            1.1%
                                                     ------------            ----

 BRAZIL -- (1.5%)
      Other Securities....................             26,540,217            1.6%
                                                     ------------            ----

 CANADA -- (6.1%)
      Bank of Montreal....................    43,272    2,752,099            0.2%
      Bank of Nova Scotia (The)...........    50,621    2,721,385            0.2%
      Canadian Natural Resources, Ltd.....    74,149    2,351,265            0.2%
      Royal Bank of Canada................    72,182    4,509,931            0.3%
      Toronto-Dominion Bank (The).........    54,161    2,457,826            0.2%
      Other Securities....................             92,344,997            5.4%
                                                     ------------            ----
 TOTAL CANADA.............................            107,137,503            6.5%
                                                     ------------            ----

 CHILE -- (0.3%)
      Other Securities....................              4,757,960            0.3%
                                                     ------------            ----

 CHINA -- (5.2%)
      China Construction Bank Corp.
       Class H............................ 6,570,000    4,797,721            0.3%
      Industrial & Commercial Bank of
       China, Ltd. Class H................ 4,897,000    2,939,372            0.2%
      Tencent Holdings, Ltd...............    91,900    2,435,563            0.2%
      Other Securities....................             79,872,000            4.7%
                                                     ------------            ----
 TOTAL CHINA..............................             90,044,656            5.4%
                                                     ------------            ----

 COLOMBIA -- (0.1%)
      Other Securities....................              1,515,620            0.1%
                                                     ------------            ----

 CZECH REPUBLIC -- (0.0%)
      Other Securities....................                405,216            0.0%
                                                     ------------            ----

 DENMARK -- (1.3%)
      Other Securities....................             22,550,888            1.4%
                                                     ------------            ----

 EGYPT -- (0.0%)
      Other Securities....................                139,538            0.0%
                                                     ------------            ----

 FINLAND -- (1.2%)
      UPM-Kymmene Oyj.....................   130,315    3,031,323            0.2%
      Other Securities....................             18,204,516            1.1%
                                                     ------------            ----
 TOTAL FINLAND............................             21,235,839            1.3%
                                                     ------------            ----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                                    SHARES    VALUE++    OF NET ASSETS**
                                                    ------    -------    ---------------
FRANCE -- (5.0%)
     BNP Paribas SA................................  50,207 $  2,911,165            0.2%
     Cie Generale des Etablissements Michelin......  28,430    3,079,197            0.2%
     Orange SA..................................... 153,965    2,422,432            0.2%
     Sanofi........................................  39,753    3,093,530            0.2%
     Total SA...................................... 185,779    8,899,725            0.6%
     Other Securities..............................           67,700,511            3.9%
                                                            ------------           -----
TOTAL FRANCE.......................................           88,106,560            5.3%
                                                            ------------           -----

GERMANY -- (4.8%)
     Allianz SE....................................  15,044    2,348,432            0.2%
     BASF SE.......................................  63,703    5,623,571            0.4%
     Bayerische Motoren Werke AG...................  37,367    3,260,101            0.2%
     Daimler AG....................................  84,976    6,062,355            0.4%
     Deutsche Telekom AG........................... 206,421    3,367,804            0.2%
     E.ON SE....................................... 360,877    2,644,815            0.2%
     Other Securities..............................           59,721,059            3.4%
                                                            ------------           -----
TOTAL GERMANY......................................           83,028,137            5.0%
                                                            ------------           -----

GREECE -- (0.0%)
     Other Securities..............................              432,683            0.0%
                                                            ------------           -----

HONG KONG -- (2.1%)
     AIA Group, Ltd................................ 557,400    3,506,604            0.2%
     Other Securities..............................           33,937,074            2.1%
                                                            ------------           -----
TOTAL HONG KONG....................................           37,443,678            2.3%
                                                            ------------           -----

HUNGARY -- (0.1%)
     Other Securities..............................            1,321,333            0.1%
                                                            ------------           -----

INDIA -- (2.6%)
     Other Securities..............................           46,087,975            2.8%
                                                            ------------           -----

INDONESIA -- (0.7%)
     Other Securities..............................           11,630,052            0.7%
                                                            ------------           -----

IRELAND -- (0.4%)
     Other Securities..............................            6,869,216            0.4%
                                                            ------------           -----

ISRAEL -- (0.5%)
     Other Securities..............................            7,991,959            0.5%
                                                            ------------           -----

ITALY -- (1.7%)
     Eni SpA....................................... 205,577    2,983,386            0.2%
     Other Securities..............................           26,311,110            1.6%
                                                            ------------           -----
TOTAL ITALY........................................           29,294,496            1.8%
                                                            ------------           -----

JAPAN -- (17.7%)
     Hitachi, Ltd.................................. 498,000    2,654,784            0.2%
     Honda Motor Co., Ltd.......................... 104,700    3,132,792            0.2%
     Nissan Motor Co., Ltd......................... 257,500    2,619,414            0.2%
     Toyota Motor Corp............................. 156,288    9,065,753            0.6%
     Other Securities..............................          291,593,321           17.5%
                                                            ------------           -----
TOTAL JAPAN........................................          309,066,064           18.7%
                                                            ------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                             SHARES    VALUE++   OF NET ASSETS**
                                             ------    -------   ---------------
  MALAYSIA -- (0.7%)
       Other Securities.....................         $11,274,046            0.7%
                                                     -----------            ----

  MEXICO -- (0.9%)
       Other Securities.....................          16,495,098            1.0%
                                                     -----------            ----

  NETHERLANDS -- (1.9%)
       Koninklijke Ahold Delhaize NV........ 155,008   3,536,098            0.2%
       Koninklijke DSM NV...................  40,578   2,608,131            0.2%
       Other Securities.....................          26,922,912            1.6%
                                                     -----------            ----
  TOTAL NETHERLANDS.........................          33,067,141            2.0%
                                                     -----------            ----

  NEW ZEALAND -- (0.4%)
       Other Securities.....................           7,022,283            0.4%
                                                     -----------            ----

  NORWAY -- (0.6%)
       Other Securities.....................          10,675,154            0.6%
                                                     -----------            ----

  PERU -- (0.0%)
       Other Securities.....................             352,679            0.0%
                                                     -----------            ----

  PHILIPPINES -- (0.3%)
       Other Securities.....................           5,911,104            0.4%
                                                     -----------            ----

  POLAND -- (0.3%)
       Other Securities.....................           5,277,124            0.3%
                                                     -----------            ----

  PORTUGAL -- (0.2%)
       Other Securities.....................           3,621,321            0.2%
                                                     -----------            ----

  RUSSIA -- (0.3%)
       Other Securities.....................           4,682,726            0.3%
                                                     -----------            ----

  SINGAPORE -- (0.8%)
       Other Securities.....................          13,524,076            0.8%
                                                     -----------            ----

  SOUTH AFRICA -- (1.8%)
       Other Securities.....................          31,676,545            1.9%
                                                     -----------            ----

  SOUTH KOREA -- (4.1%)
       Samsung Electronics Co., Ltd.........   7,245  10,362,727            0.7%
       Other Securities.....................          61,042,613            3.6%
                                                     -----------            ----
  TOTAL SOUTH KOREA.........................          71,405,340            4.3%
                                                     -----------            ----

  SPAIN -- (1.8%)
       Banco Bilbao Vizcaya Argentaria SA... 419,111   3,017,052            0.2%
       Banco Santander SA................... 715,205   3,504,525            0.2%
       Other Securities.....................          24,651,683            1.5%
                                                     -----------            ----
  TOTAL SPAIN...............................          31,173,260            1.9%
                                                     -----------            ----

  SWEDEN -- (1.9%)
       Other Securities.....................          33,786,883            2.0%
                                                     -----------            ----

  SWITZERLAND -- (4.5%)
       ABB, Ltd............................. 127,841   2,637,413            0.2%
       Nestle SA............................ 188,507  13,669,372            0.8%
       Novartis AG..........................  47,933   3,401,689            0.2%
       Roche Holding AG.....................  11,852   2,722,186            0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                        PERCENTAGE
                                              SHARES      VALUE++     OF NET ASSETS**
                                              ------      -------     ---------------
SWITZERLAND -- (Continued)
    Syngenta AG.............................     8,330 $    3,333,382            0.2%
    Other Securities........................               53,010,824            3.2%
                                                       --------------           -----
TOTAL SWITZERLAND...........................               78,774,866            4.8%
                                                       --------------           -----

TAIWAN -- (3.6%)
    Taiwan Semiconductor Manufacturing Co.,
     Ltd. Sponsored ADR.....................   123,087      3,828,006            0.3%
    Other Securities........................               58,897,843            3.5%
                                                       --------------           -----
TOTAL TAIWAN................................               62,725,849            3.8%
                                                       --------------           -----

THAILAND -- (0.7%)
    Other Securities........................               11,481,135            0.7%
                                                       --------------           -----

TURKEY -- (0.3%)
    Other Securities........................                5,328,110            0.3%
                                                       --------------           -----

UNITED KINGDOM -- (10.7%)
    BP P.L.C. Sponsored ADR.................   275,906      9,808,458            0.6%
#   HSBC Holdings P.L.C. Sponsored ADR......   146,019      5,494,695            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR,
     Class A................................   112,390      5,598,146            0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR,
     Class B................................    91,039      4,762,250            0.3%
    SSE P.L.C...............................   129,263      2,513,266            0.2%
    Vodafone Group P.L.C.................... 1,177,738      3,234,451            0.2%
    Other Securities........................              156,096,346            9.3%
                                                       --------------           -----
TOTAL UNITED KINGDOM........................              187,507,612           11.3%
                                                       --------------           -----

UNITED STATES -- (0.0%)
    Other Securities........................                  593,241            0.0%
                                                       --------------           -----
TOTAL COMMON STOCKS.........................            1,628,210,097           98.3%
                                                       --------------           -----

PREFERRED STOCKS -- (1.0%)
BRAZIL -- (0.7%)
    Other Securities........................               11,035,263            0.7%
                                                       --------------           -----

CHILE -- (0.0%)
    Other Securities........................                  173,093            0.0%
                                                       --------------           -----

COLOMBIA -- (0.0%)
    Other Securities........................                  246,622            0.0%
                                                       --------------           -----

GERMANY -- (0.3%)
    Volkswagen AG...........................    17,044      2,349,951            0.2%
    Other Securities........................                3,111,594            0.2%
                                                       --------------           -----
TOTAL GERMANY...............................                5,461,545            0.4%
                                                       --------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities........................                   61,114            0.0%
                                                       --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities........................                    1,830            0.0%
                                                       --------------           -----
TOTAL PREFERRED STOCKS......................               16,979,467            1.1%
                                                       --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                   48,457            0.0%
                                                       --------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
 BRAZIL -- (0.0%)
        Other Securities................           $           80            0.0%
                                                   --------------          ------

 CHINA -- (0.0%)
        Other Securities................                      263            0.0%
                                                   --------------          ------

 INDIA -- (0.0%)
        Other Securities................                   14,019            0.0%
                                                   --------------          ------

 SPAIN -- (0.0%)
        Other Securities................                   48,645            0.0%
                                                   --------------          ------

 SWEDEN -- (0.0%)
        Other Securities................                   22,703            0.0%
                                                   --------------          ------

 UNITED KINGDOM -- (0.0%)
        Other Securities................                  110,403            0.0%
                                                   --------------          ------
 TOTAL RIGHTS/WARRANTS..................                  244,570            0.0%
                                                   --------------          ------
 TOTAL INVESTMENT SECURITIES............            1,645,434,134
                                                   --------------

                                                      VALUE+
                                                      ------

 SECURITIES LENDING COLLATERAL -- (5.8%)
 (S)@   DFA Short Term Investment Fund.. 8,774,063    101,533,454            6.1%
                                                   --------------          ------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,755,514,830)..............             $1,746,967,588          105.5%
                                                   ==============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 ------------ ------------- ------- -------------
Common Stocks
 Australia...................... $    891,056 $  79,128,473   --    $  80,019,529
 Austria........................           --     7,680,103   --        7,680,103
 Belgium........................    4,851,820    13,703,462   --       18,555,282
 Brazil.........................   26,540,217            --   --       26,540,217
 Canada.........................  107,135,128         2,375   --      107,137,503
 Chile..........................    1,106,857     3,651,103   --        4,757,960
 China..........................    6,089,017    83,955,639   --       90,044,656
 Colombia.......................    1,515,620            --   --        1,515,620
 Czech Republic.................           --       405,216   --          405,216
 Denmark........................      189,926    22,360,962   --       22,550,888
 Egypt..........................           --       139,538   --          139,538
 Finland........................      163,491    21,072,348   --       21,235,839
 France.........................    1,670,790    86,435,770   --       88,106,560
 Germany........................    2,997,165    80,030,972   --       83,028,137
 Greece.........................           --       432,683   --          432,683
 Hong Kong......................      137,953    37,305,725   --       37,443,678
 Hungary........................           --     1,321,333   --        1,321,333
 India..........................      941,362    45,146,613   --       46,087,975
 Indonesia......................      203,564    11,426,488   --       11,630,052
 Ireland........................    1,807,573     5,061,643   --        6,869,216
 Israel.........................    2,183,220     5,808,739   --        7,991,959

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                   LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                 ------------ -------------- ------- --------------
 Italy.......................... $    150,542 $   29,143,954   --    $   29,294,496
 Japan..........................    3,248,558    305,817,506   --       309,066,064
 Malaysia.......................           --     11,274,046   --        11,274,046
 Mexico.........................   16,495,098             --   --        16,495,098
 Netherlands....................    3,265,362     29,801,779   --        33,067,141
 New Zealand....................        9,966      7,012,317   --         7,022,283
 Norway.........................      262,785     10,412,369   --        10,675,154
 Peru...........................      352,679             --   --           352,679
 Philippines....................       28,620      5,882,484   --         5,911,104
 Poland.........................           --      5,277,124   --         5,277,124
 Portugal.......................           --      3,621,321   --         3,621,321
 Russia.........................      390,926      4,291,800   --         4,682,726
 Singapore......................           --     13,524,076   --        13,524,076
 South Africa...................    3,779,428     27,897,117   --        31,676,545
 South Korea....................    1,111,922     70,293,418   --        71,405,340
 Spain..........................      760,670     30,412,590   --        31,173,260
 Sweden.........................       45,801     33,741,082   --        33,786,883
 Switzerland....................    3,055,601     75,719,265   --        78,774,866
 Taiwan.........................    4,081,719     58,644,130   --        62,725,849
 Thailand.......................   11,481,135             --   --        11,481,135
 Turkey.........................       19,248      5,308,862   --         5,328,110
 United Kingdom.................   45,963,618    141,543,994   --       187,507,612
 United States..................      465,821        127,420   --           593,241
Preferred Stocks
 Brazil.........................   11,035,263             --   --        11,035,263
 Chile..........................           --        173,093   --           173,093
 Colombia.......................      246,622             --   --           246,622
 Germany........................           --      5,461,545   --         5,461,545
 South Korea....................       61,114             --   --            61,114
 United Kingdom.................           --          1,830   --             1,830
Rights/Warrants
 Australia......................           --         48,457   --            48,457
 Brazil.........................           --             80   --                80
 China..........................           --            263   --               263
 India..........................           --         14,019   --            14,019
 Spain..........................           --         48,645   --            48,645
 Sweden.........................           --         22,703   --            22,703
 United Kingdom.................           --        110,403   --           110,403
Securities Lending Collateral...           --    101,533,454   --       101,533,454
                                 ------------ --------------   --    --------------
TOTAL........................... $264,737,257 $1,482,230,331   --    $1,746,967,588
                                 ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                        SHARES      VALUE+
                                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................ 10,503,349 $189,060,275
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 11,886,670  137,647,634
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  2,358,062   43,388,342
                                                                                 ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $367,362,816).............................................             370,096,251
                                                                                 ------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.250%
  (Cost $135,220)....................................................    135,220      135,220
                                                                                 ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $367,498,036).............................................            $370,231,471
                                                                                 ============

Summary of the Fund's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------
                                   LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                 ------------ ------- ------- ------------
Affiliated Investment Companies. $370,096,251   --      --    $370,096,251
Temporary Cash Investments......      135,220   --      --         135,220
                                 ------------   --      --    ------------
TOTAL........................... $370,231,471   --      --    $370,231,471
                                 ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                           SHARES      VALUE+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 7,247,010 $124,576,109
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 8,721,975  101,000,470
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,750,059   50,601,077
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $262,973,959).................................            276,177,656
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $262,973,959).................................           $276,177,656
                                                                    ============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------
                                    LEVEL 1    LEVEL 2  LEVEL 3     TOTAL
                                 ------------  -------- ------- ------------
Affiliated Investment Companies. $276,177,656        --   --    $276,177,656
Futures Contracts**.............     (348,246)       --   --        (348,246)
Forward Currency Contracts**....           --  $648,545   --         648,545
                                 ------------  --------   --    ------------
TOTAL........................... $275,829,410  $648,545   --    $276,477,955
                                 ============  ========   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2016

                          EMERGING MARKETS PORTFOLIO

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company.................................. $4,914,328,310
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $3,933,956,774).................................. $4,914,328,310
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company.............................. $5,462,433,773
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $5,273,564,309)........................................ $5,462,433,773
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                 VALUE+
                                                             ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund....... $16,486,353,176
                                                             ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $17,575,579,787)....................................... $16,486,353,176
                                                             ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                    PERCENTAGE
                                                    SHARES        VALUE++         OF NET ASSETS**
                                                    ------        -------         ---------------
COMMON STOCKS -- (91.5%)
BRAZIL -- (6.7%)
    AMBEV SA ADR.................................  12,546,714 $     74,025,613               0.4%
    BM&FBovespa SA - Bolsa de Valores
     Mercadorias e Futuros.......................  13,167,642       77,553,781               0.4%
*   Petroleo Brasileiro SA Sponsored ADR.........   3,804,709       44,400,954               0.2%
    Ultrapar Participacoes SA....................   2,067,950       46,859,281               0.3%
    Other Securities.............................                1,072,346,099               5.7%
                                                              ----------------              -----
TOTAL BRAZIL.....................................                1,315,185,728               7.0%
                                                              ----------------              -----

CHILE -- (1.4%)
    Other Securities.............................                  275,769,136               1.5%
                                                              ----------------              -----

CHINA -- (14.1%)
*   Alibaba Group Holding, Ltd. Sponsored ADR....     496,150       50,453,493               0.3%
    Bank of China, Ltd. Class H.................. 150,583,702       67,479,412               0.4%
    China Construction Bank Corp. Class H........ 236,178,302      172,468,432               0.9%
    China Mobile, Ltd............................   3,748,000       42,938,557               0.2%
    China Mobile, Ltd. Sponsored ADR.............   1,846,091      106,021,006               0.6%
    CNOOC, Ltd...................................  34,505,000       43,416,745               0.2%
    Industrial & Commercial Bank of China, Ltd.
     Class H..................................... 172,209,725      103,367,047               0.6%
    Ping An Insurance Group Co. of China, Ltd.
     Class H.....................................  12,889,500       67,844,082               0.4%
    Tencent Holdings, Ltd........................  10,436,500      276,591,471               1.5%
    Other Securities.............................                1,819,775,830               9.6%
                                                              ----------------              -----
TOTAL CHINA......................................                2,750,356,075              14.7%
                                                              ----------------              -----

COLOMBIA -- (0.4%)
    Other Securities.............................                   67,342,330               0.4%
                                                              ----------------              -----

CZECH REPUBLIC -- (0.2%)
    Other Securities.............................                   30,382,918               0.2%
                                                              ----------------              -----

EGYPT -- (0.1%)
    Other Securities.............................                   17,471,189               0.1%
                                                              ----------------              -----

GREECE -- (0.3%)
    Other Securities.............................                   49,673,177               0.3%
                                                              ----------------              -----

HONG KONG -- (0.0%)
    Other Securities.............................                    2,330,709               0.0%
                                                              ----------------              -----

HUNGARY -- (0.3%)
    Other Securities.............................                   62,864,262               0.3%
                                                              ----------------              -----

INDIA -- (12.6%)
    HDFC Bank, Ltd...............................   2,994,559       56,121,149               0.3%
    Housing Development Finance Corp., Ltd.......   2,148,830       44,361,378               0.3%
    Infosys, Ltd.................................   2,997,055       44,946,786               0.3%
#   Infosys, Ltd. Sponsored ADR..................   3,708,004       56,584,141               0.3%
    ITC, Ltd.....................................  12,536,994       45,357,157               0.3%
    Reliance Industries, Ltd.....................   3,320,225       52,171,656               0.3%
    Tata Consultancy Services, Ltd...............   1,537,993       55,052,747               0.3%
    Other Securities.............................                2,112,215,323              11.1%
                                                              ----------------              -----
TOTAL INDIA......................................                2,466,810,337              13.2%
                                                              ----------------              -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                           SHARES       VALUE++         OF NET ASSETS**
                                                           ------       -------         ---------------
INDONESIA -- (3.2%)
    Astra International Tbk PT.......................... 70,413,000 $     44,424,093               0.3%
    Bank Central Asia Tbk PT............................ 41,064,300       48,823,200               0.3%
    Bank Rakyat Indonesia Persero Tbk PT................ 50,598,500       47,247,330               0.3%
    Other Securities....................................                 487,905,040               2.5%
                                                                    ----------------              -----
TOTAL INDONESIA.........................................                 628,399,663               3.4%
                                                                    ----------------              -----

MALAYSIA -- (3.5%)
    Other Securities....................................                 687,558,992               3.7%
                                                                    ----------------              -----

MEXICO -- (4.2%)
#   America Movil S.A.B. de C.V. Series L ADR...........  3,134,148       41,182,704               0.2%
*   Cemex S.A.B. de C.V. Sponsored ADR..................  6,971,669       60,514,088               0.3%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................    627,285       60,012,356               0.3%
#   Grupo Financiero Banorte S.A.B. de C.V. Class O.....  8,068,930       47,599,899               0.3%
#   Grupo Mexico S.A.B. de C.V. Series B................ 19,578,566       48,063,354               0.3%
    Grupo Televisa S.A.B. Sponsored ADR.................  1,922,391       47,156,251               0.3%
    Other Securities....................................                 521,520,285               2.7%
                                                                    ----------------              -----
TOTAL MEXICO............................................                 826,048,937               4.4%
                                                                    ----------------              -----

PERU -- (0.1%)
    Other Securities....................................                  25,378,230               0.1%
                                                                    ----------------              -----

PHILIPPINES -- (1.5%)
    Other Securities....................................                 291,108,976               1.6%
                                                                    ----------------              -----

POLAND -- (1.5%)
    Other Securities....................................                 285,379,966               1.5%
                                                                    ----------------              -----

RUSSIA -- (1.3%)
    Other Securities....................................                 252,847,002               1.3%
                                                                    ----------------              -----

SOUTH AFRICA -- (7.7%)
*   AngloGold Ashanti, Ltd. Sponsored ADR...............  4,151,296       57,038,807               0.3%
    FirstRand, Ltd...................................... 17,937,935       64,321,236               0.4%
    MTN Group, Ltd......................................  9,901,001       85,518,271               0.5%
    Naspers, Ltd. Class N...............................    568,071       95,140,661               0.5%
    Sanlam, Ltd.........................................  9,204,888       44,585,717               0.2%
    Standard Bank Group, Ltd............................  6,015,257       63,853,654               0.3%
#   Steinhoff International Holdings NV.................  9,034,034       48,735,616               0.3%
    Other Securities....................................               1,038,433,994               5.5%
                                                                    ----------------              -----
TOTAL SOUTH AFRICA......................................               1,497,627,956               8.0%
                                                                    ----------------              -----

SOUTH KOREA -- (13.6%)
    Hyundai Motor Co....................................    364,834       44,542,372               0.3%
    NAVER Corp..........................................     62,169       46,512,689               0.3%
    Samsung Electronics Co., Ltd........................    379,401      542,667,873               2.9%
    SK Hynix, Inc.......................................  2,440,058       87,272,625               0.5%
    Other Securities....................................               1,926,609,968              10.1%
                                                                    ----------------              -----
TOTAL SOUTH KOREA.......................................               2,647,605,527              14.1%
                                                                    ----------------              -----

TAIWAN -- (14.1%)
#   Hon Hai Precision Industry Co., Ltd................. 55,950,504      151,131,357               0.8%
    Taiwan Semiconductor Manufacturing Co., Ltd......... 41,147,652      246,941,518               1.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                    SHARES       VALUE++         OF NET ASSETS**
                                                    ------       -------         ---------------
TAIWAN -- (Continued)
    Taiwan Semiconductor Manufacturing Co., Ltd.
     Sponsored ADR...............................  5,726,641 $    178,098,535               1.0%
    Other Securities.............................               2,177,762,272              11.6%
                                                             ----------------              -----
TOTAL TAIWAN.....................................               2,753,933,682              14.7%
                                                             ----------------              -----

THAILAND -- (3.1%)
    PTT PCL......................................  5,479,380       54,171,455               0.3%
    Other Securities.............................                 554,594,571               2.9%
                                                             ----------------              -----
TOTAL THAILAND...................................                 608,766,026               3.2%
                                                             ----------------              -----

TURKEY -- (1.6%)
    Other Securities.............................                 315,650,023               1.7%
                                                             ----------------              -----
TOTAL COMMON STOCKS..............................              17,858,490,841              95.4%
                                                             ----------------              -----

PREFERRED STOCKS -- (3.2%)
BRAZIL -- (3.1%)
    Banco Bradesco SA............................  4,819,172       50,486,564               0.3%
    Banco Bradesco SA ADR........................  4,068,175       42,349,700               0.2%
    Itau Unibanco Holding SA..................... 10,663,754      128,285,762               0.7%
    Itau Unibanco Holding SA ADR.................  6,510,406       77,669,143               0.4%
*   Petroleo Brasileiro SA.......................  9,738,720       53,971,791               0.3%
*   Petroleo Brasileiro SA Sponsored ADR.........  4,323,435       47,817,191               0.3%
    Other Securities.............................                 201,052,509               1.0%
                                                             ----------------              -----
TOTAL BRAZIL.....................................                 601,632,660               3.2%
                                                             ----------------              -----

CHILE -- (0.0%)
    Other Securities.............................                   3,532,418               0.0%
                                                             ----------------              -----

COLOMBIA -- (0.1%)
    Other Securities.............................                  16,088,406               0.1%
                                                             ----------------              -----

SOUTH KOREA -- (0.0%)
    Other Securities.............................                     762,788               0.0%
                                                             ----------------              -----
TOTAL PREFERRED STOCKS...........................                 622,016,272               3.3%
                                                             ----------------              -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.............................                       3,518               0.0%
                                                             ----------------              -----

CHINA -- (0.0%)
    Other Securities.............................                       2,893               0.0%
                                                             ----------------              -----

INDIA -- (0.0%)
    Other Securities.............................                     681,471               0.0%
                                                             ----------------              -----

KOREA -- (0.0%)
    Other Securities.............................                      91,836               0.0%
                                                             ----------------              -----

SOUTH KOREA -- (0.0%)
    Other Securities.............................                   1,028,102               0.0%
                                                             ----------------              -----

TAIWAN -- (0.0%)
    Other Securities.............................                       2,899               0.0%
                                                             ----------------              -----

THAILAND -- (0.0%)
    Other Securities.............................                         502               0.0%
                                                             ----------------              -----
TOTAL RIGHTS/WARRANTS............................                   1,811,221               0.0%
                                                             ----------------              -----
TOTAL INVESTMENT SECURITIES......................              18,482,318,334
                                                             ----------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                         PERCENTAGE
                                          SHARES        VALUE+         OF NET ASSETS**
                                          ------        ------         ---------------
SECURITIES LENDING COLLATERAL -- (5.3%)
(S)@   DFA Short Term Investment Fund.. 89,883,156 $  1,040,127,884               5.6%
                                                   ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $18,654,071,551).............              $ 19,522,446,218             104.3%
                                                   ================             ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 --------------  --------------- ------- ---------------
Common Stocks
 Brazil......................... $1,315,185,728               --   --    $ 1,315,185,728
 Chile..........................     92,720,557  $   183,048,579   --        275,769,136
 China..........................    296,032,195    2,454,323,880   --      2,750,356,075
 Colombia.......................     67,342,330               --   --         67,342,330
 Czech Republic.................             --       30,382,918   --         30,382,918
 Egypt..........................        873,114       16,598,075   --         17,471,189
 Greece.........................             --       49,673,177   --         49,673,177
 Hong Kong......................             --        2,330,709   --          2,330,709
 Hungary........................        297,975       62,566,287   --         62,864,262
 India..........................    118,055,293    2,348,755,044   --      2,466,810,337
 Indonesia......................     29,984,610      598,415,053   --        628,399,663
 Malaysia.......................             --      687,558,992   --        687,558,992
 Mexico.........................    826,048,937               --   --        826,048,937
 Peru...........................     25,378,230               --   --         25,378,230
 Philippines....................      5,316,547      285,792,429   --        291,108,976
 Poland.........................             --      285,379,966   --        285,379,966
 Russia.........................     13,016,138      239,830,864   --        252,847,002
 South Africa...................    145,078,248    1,352,549,708   --      1,497,627,956
 South Korea....................     83,894,614    2,563,710,913   --      2,647,605,527
 Taiwan.........................    205,016,334    2,548,917,348   --      2,753,933,682
 Thailand.......................    608,588,877          177,149   --        608,766,026
 Turkey.........................      2,338,047      313,311,976   --        315,650,023
Preferred Stocks
 Brazil.........................    601,632,660               --   --        601,632,660
 Chile..........................             --        3,532,418   --          3,532,418
 Colombia.......................     16,088,406               --   --         16,088,406
 South Korea....................        762,788               --   --            762,788
Rights/Warrants
 Brazil.........................             --            3,518   --              3,518
 China..........................             --            2,893   --              2,893
 India..........................             --          681,471   --            681,471
 Korea..........................             --           91,836   --             91,836
 South Korea....................             --        1,028,102   --          1,028,102
 Taiwan.........................             --            2,899   --              2,899
 Thailand.......................             --              502   --                502
Securities Lending Collateral...             --    1,040,127,884   --      1,040,127,884
Futures Contracts**.............     (3,446,602)              --   --         (3,446,602)
                                 --------------  ---------------   --    ---------------
TOTAL........................... $4,450,205,026  $15,068,794,590   --    $19,518,999,616
                                 ==============  ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                   ENHANCED U.S.
                                                                       LARGE     U.S. LARGE CAP
                                                                      COMPANY        EQUITY     U.S. LARGE CAP   U.S. TARGETED
                                                                     PORTFOLIO     PORTFOLIO*   VALUE PORTFOLIO VALUE PORTFOLIO*
                                                                   ------------- -------------- --------------- ----------------
ASSETS:
Investments in Affiliated Investment Company at Value.............           --             --  $   17,646,269              --
Investments at Value (including $0, $53,986, $0 and $1,565,476
 of securities on loan, respectively)............................. $    234,208   $    848,164              --    $  7,975,043
Temporary Cash Investments at Value & Cost........................           --          3,254              --          87,593
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $0, $46,030, $0 and $1,240,328)...............           --         46,037              --       1,240,541
Segregated Cash for Futures Contracts.............................           --             --              --           3,420
Cash..............................................................        8,411             --              --              --
Receivables:
  Investment Securities/Affiliated Investment Company Sold........           --            180              --          61,483
  Dividends, Interest and Tax Reclaims............................        1,060          1,012              --           2,380
  Securities Lending Income.......................................           --             18              --             432
  Fund Shares Sold................................................          110            539          38,325           5,191
Prepaid Expenses and Other Assets.................................           16             22             114              58
                                                                   ------------   ------------  --------------    ------------
     Total Assets.................................................      243,805        899,226      17,684,708       9,376,141
                                                                   ------------   ------------  --------------    ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................           --         46,029              --       1,240,317
  Investment Securities/Affiliated Investment Company
   Purchased......................................................        4,829          1,147              --          57,171
  Fund Shares Redeemed............................................           72            562           8,422           7,221
  Due to Advisor..................................................           40            109           2,260           2,439
  Futures Margin Variation........................................          427             --              --             141
Accrued Expenses and Other Liabilities............................           24             56             773             563
                                                                   ------------   ------------  --------------    ------------
     Total Liabilities............................................        5,392         47,903          11,455       1,307,852
                                                                   ------------   ------------  --------------    ------------
NET ASSETS........................................................ $    238,413   $    851,323  $   17,673,253    $  8,068,289
                                                                   ============   ============  ==============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and
 $35,661 and shares outstanding of 0; 0; 0 and 1,677,570,
 respectively.....................................................          N/A            N/A             N/A    $      21.26
                                                                   ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.......................................          N/A            N/A             N/A     100,000,000
                                                                   ============   ============  ==============    ============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $147,945 and shares outstanding of 0; 0; 0 and 6,990,693,
 respectively.....................................................          N/A            N/A             N/A    $      21.16
                                                                   ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.......................................          N/A            N/A             N/A     100,000,000
                                                                   ============   ============  ==============    ============
Institutional Class Shares -- based on net assets of $238,413;
 $851,323; $17,673,253 and $7,884,683 and shares
 outstanding of 19,513,163; 65,183,149; 541,624,567 and
 370,883,194, respectively........................................ $      12.22   $      13.06  $        32.63    $      21.26
                                                                   ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.......................................  300,000,000    100,000,000   2,000,000,000     700,000,000
                                                                   ============   ============  ==============    ============
Investments in Affiliated Investment Company at Cost.............. $         --   $         --  $   13,161,852    $         --
                                                                   ------------   ------------  --------------    ------------
Investments at Cost............................................... $    234,200   $    793,916  $           --    $  7,084,402
                                                                   ============   ============  ==============    ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................... $    231,408   $    806,457  $   12,720,635    $  6,878,063
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)...........................................          201          1,887          18,983           1,417
Accumulated Net Realized Gain (Loss)..............................        6,558        (11,276)        449,218         299,994
Net Unrealized Appreciation (Depreciation)........................          246         54,255       4,484,417         888,815
                                                                   ------------   ------------  --------------    ------------
NET ASSETS........................................................ $    238,413   $    851,323  $   17,673,253    $  8,068,289
                                                                   ============   ============  ==============    ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                         U.S. CORE      U.S. CORE     U.S. VECTOR
                                                       U.S. SMALL CAP     EQUITY 1       EQUITY 2       EQUITY
                                                      VALUE PORTFOLIO*   PORTFOLIO*     PORTFOLIO*    PORTFOLIO*
                                                      ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $1,943,046,
 $1,995,032, $2,369,893 and $656,011 of securities
 on loan, respectively)..............................  $   12,291,970  $   14,795,874 $   16,664,191 $    3,787,413
Temporary Cash Investments at Value & Cost...........         283,404         164,854        183,777         37,304
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $1,801,739,
 $1,416,026, $1,864,887 and $509,259)................       1,802,024       1,416,231      1,865,190        509,342
Segregated Cash for Futures Contracts................          12,321           5,040          5,670          1,305
Receivables:
  Investment Securities Sold.........................          86,220           2,721         11,313            821
  Dividends and Interest.............................           3,198          14,707         16,403          2,747
  Securities Lending Income..........................             507             637            832            224
  Fund Shares Sold...................................           5,780           9,283          9,566          1,859
Prepaid Expenses and Other Assets....................             116             172            115             26
                                                       --------------  -------------- -------------- --------------
     Total Assets....................................      14,485,540      16,409,519     18,757,057      4,341,041
                                                       --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................       1,801,676       1,415,949      1,864,857        509,255
  Investment Securities Purchased....................          51,203          21,930         31,705          2,159
  Fund Shares Redeemed...............................          12,581           8,277          5,348          5,688
  Due to Advisor.....................................           5,485           2,168          2,882            988
  Futures Margin Variation...........................             507             207            233             54
Accrued Expenses and Other Liabilities...............             903             829            986            250
                                                       --------------  -------------- -------------- --------------
     Total Liabilities...............................       1,872,355       1,449,360      1,906,011        518,394
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   12,613,185  $   14,960,159 $   16,851,046 $    3,822,647
                                                       ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $12,613,185; $14,960,159; $16,851,046 and
 $3,822,647 and shares outstanding of
 385,110,575; 831,236,058; 980,473,669 and
 239,934,633, respectively...........................  $        32.75  $        18.00 $        17.19 $        15.93
                                                       ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED..........................   1,700,000,000   1,500,000,000  2,300,000,000  1,000,000,000
                                                       ==============  ============== ============== ==============
Investments at Cost..................................  $   10,085,942  $   11,326,017 $   12,434,154 $    2,892,649
                                                       ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................  $    9,878,016  $   11,386,149 $   12,472,449 $    2,824,977
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................          (1,771)         33,644         26,714            150
Accumulated Net Realized Gain (Loss).................         534,573          73,528        125,173        103,508
Net Unrealized Appreciation (Depreciation)...........       2,202,367       3,466,838      4,226,710        894,012
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   12,613,185  $   14,960,159 $   16,851,046 $    3,822,647
                                                       ==============  ============== ============== ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                             DFA REAL
                                                                                              ESTATE       LARGE CAP
                                                             U.S. SMALL CAP U.S. MICRO CAP  SECURITIES   INTERNATIONAL
                                                               PORTFOLIO*     PORTFOLIO*    PORTFOLIO*    PORTFOLIO*
                                                             -------------- -------------- ------------  -------------
ASSETS:
Investments at Value (including $2,734,250, $866,990,
 $601,613 and $199,224 of securities on loan,
 respectively).............................................. $   12,824,777 $    5,046,074 $  7,193,577  $  3,473,508
Temporary Cash Investments at Value & Cost..................        159,360         42,876       67,517            --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $2,565,207, $804,677,
 $461,489 and $207,749).....................................      2,565,605        804,805      461,557       207,774
Segregated Cash for Futures Contracts.......................          5,903          2,709        2,412         1,473
Foreign Currencies at Value.................................             --             --           --        10,328
Cash........................................................             --             --           --        27,839
Receivables:
  Investment Securities Sold................................         14,794         52,190          154        19,362
  Dividends, Interest and Tax Reclaims......................          3,059          1,582        5,834        11,545
  Securities Lending Income.................................          1,155            358           90           253
  Fund Shares Sold..........................................         10,547          2,483        4,054         1,824
  Futures Margin Variation..................................             79              3           --            --
Unrealized Gain on Foreign Currency Contracts...............             --             --           --             2
Prepaid Expenses and Other Assets...........................             89             38           65            22
                                                             -------------- -------------- ------------  ------------
     Total Assets...........................................     15,585,368      5,953,118    7,735,260     3,753,930
                                                             -------------- -------------- ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      2,565,111        804,670      461,482       207,738
  Investment Securities Purchased...........................         27,611         13,328        8,118        15,610
  Fund Shares Redeemed......................................         10,670          4,200        3,938         1,760
  Due to Advisor............................................          3,878          2,222          983           750
  Futures Margin Variation..................................             --             --           99            19
Unrealized Loss on Foreign Currency Contracts...............             --             --           --            10
Accrued Expenses and Other Liabilities......................            899            375          460           268
                                                             -------------- -------------- ------------  ------------
     Total Liabilities......................................      2,608,169        824,795      475,080       226,155
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $   12,977,199 $    5,128,323 $  7,260,180  $  3,527,775
                                                             ============== ============== ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $12,977,199; $5,128,323; $7,260,180 and $3,527,775
 and shares outstanding of 430,635,066; 275,979,542;
 211,528,474 and 180,746,924, respectively.................. $        30.14 $        18.58 $      34.32  $      19.52
                                                             ============== ============== ============  ============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,500,000,000  700,000,000   500,000,000
                                                             ============== ============== ============  ============
Investments at Cost......................................... $   10,736,611 $    3,760,525 $  5,088,981  $  3,240,449
                                                             ============== ============== ============  ============
Foreign Currencies at Cost.................................. $           -- $           -- $         --  $     10,325
                                                             ============== ============== ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   10,544,580 $    3,590,798 $  5,130,102  $  3,512,948
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          2,738          1,818       39,022        11,729
Accumulated Net Realized Gain (Loss)........................        345,607        251,692      (12,090)     (228,787)
Net Unrealized Foreign Exchange Gain (Loss).................             --             --           --          (332)
Net Unrealized Appreciation (Depreciation)..................      2,084,274      1,284,015    2,103,146       232,217
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $   12,977,199 $    5,128,323 $  7,260,180  $  3,527,775
                                                             ============== ============== ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                           INTERNATIONAL                 ASIA PACIFIC
                                                           INTERNATIONAL       SMALL      JAPANESE SMALL    SMALL
                                                            CORE EQUITY       COMPANY        COMPANY       COMPANY
                                                            PORTFOLIO*       PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                          --------------  --------------  -------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................             --  $   10,294,008   $    509,655  $    251,675
Investments at Value (including $1,202,449, $0, $0 and
 $0 of securities on loan, respectively)................. $   16,737,241              --             --            --
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $1,236,430, $0, $0 and
 $0).....................................................      1,236,638              --             --            --
Segregated Cash for Futures Contracts....................          6,030           3,866             --            --
Foreign Currencies at Value..............................         23,403              --             --            --
Cash.....................................................        158,681          97,178             --            --
Receivables:
  Investment Securities Sold.............................            489              --             --            --
  Dividends, Interest and Tax Reclaims...................         49,672              --             --            --
  Securities Lending Income..............................          2,314              --             --            --
  Fund Shares Sold.......................................         21,215           2,600             --            17
Prepaid Expenses and Other Assets........................            158             110              8             8
                                                          --------------  --------------   ------------  ------------
     Total Assets........................................     18,235,841      10,397,762        509,663       251,700
                                                          --------------  --------------   ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................      1,236,407              --             --            --
  Investment Securities Purchased........................          1,463              --             --            --
  Fund Shares Redeemed...................................          8,573           6,350             67            25
  Due to Advisor.........................................          5,034           3,567            170            87
  Futures Margin Variation...............................            248               2             --            --
Accrued Expenses and Other Liabilities...................          1,105             482             13            13
                                                          --------------  --------------   ------------  ------------
     Total Liabilities...................................      1,252,830          10,401            250           125
                                                          --------------  --------------   ------------  ------------
NET ASSETS............................................... $   16,983,011  $   10,387,361   $    509,413  $    251,575
                                                          ==============  ==============   ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $16,983,011; $10,387,361; $509,413 and $251,575
 and shares outstanding of 1,466,221,305;
 584,367,957; 22,135,681 and 11,829,539,
 respectively............................................ $        11.58  $        17.78   $      23.01  $      21.27
                                                          ==============  ==============   ============  ============
NUMBER OF SHARES AUTHORIZED..............................  2,000,000,000   1,500,000,000    100,000,000   100,000,000
                                                          ==============  ==============   ============  ============
Investments in Affiliated Investment Companies at
 Cost.................................................... $           --  $    9,548,011   $    438,859  $    260,212
                                                          --------------  --------------   ------------  ------------
Investments at Cost...................................... $   16,261,978  $           --   $         --  $         --
                                                          ==============  ==============   ============  ============
Foreign Currencies at Cost............................... $       23,405  $           --   $         --  $         --
                                                          ==============  ==============   ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $   16,830,111  $    9,407,620   $    470,614  $    281,710
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................         49,229         (18,870)         2,402           511
Accumulated Net Realized Gain (Loss).....................       (367,321)        256,462        (34,243)      (22,109)
Net Unrealized Foreign Exchange Gain (Loss)..............         (1,529)         (1,059)          (156)           --
Net Unrealized Appreciation (Depreciation)...............        472,521         743,208         70,796        (8,537)
                                                          --------------  --------------   ------------  ------------
NET ASSETS............................................... $   16,983,011  $   10,387,361   $    509,413  $    251,575
                                                          ==============  ==============   ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                      DFA
                                                       UNITED      CONTINENTAL   INTERNATIONAL    DFA GLOBAL          DFA
                                                    KINGDOM SMALL     SMALL       REAL ESTATE     REAL ESTATE    INTERNATIONAL
                                                       COMPANY       COMPANY      SECURITIES      SECURITIES       SMALL CAP
                                                      PORTFOLIO     PORTFOLIO     PORTFOLIO*       PORTFOLIO    VALUE PORTFOLIO*
                                                    ------------- ------------  --------------  --------------  ----------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value............................................. $     32,369  $    292,249              --  $    3,297,633               --
Investments at Value (including $0, $0, $153,418,
 $33,099 and $894,648 of securities on loan,
 respectively).....................................           --            --  $    4,110,144       1,593,183   $   12,810,566
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $0, $0,
 $157,915, $34,022 and $947,349)...................           --            --         157,926          34,028          947,513
Segregated Cash for Futures Contracts..............           --            --           1,238              --            5,653
Foreign Currencies at Value........................           --            --          18,761             120           51,381
Cash...............................................           --            --          39,036          10,382           95,845
Receivables:
  Investment Securities/Affiliated Investment
   Company Sold....................................           --            --             577              --           16,986
  Dividends, Interest and Tax Reclaims.............           --            --          14,191           1,322           43,106
  Securities Lending Income........................           --            --             128              10            1,924
  Fund Shares Sold.................................           22             8           2,545           5,285           14,151
Unrealized Gain on Foreign Currency Contracts......           --            --              --              --                8
Prepaid Expenses and Other Assets..................           18            11              21              65               77
                                                    ------------  ------------  --------------  --------------   --------------
     Total Assets..................................       32,409       292,268       4,344,567       4,942,028       13,987,210
                                                    ------------  ------------  --------------  --------------   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.................           --            --         157,910          34,018          947,321
  Investment Securities/Affiliated Investment
   Company Purchased...............................           --            --           2,811           5,093           14,693
  Fund Shares Redeemed.............................           72            32           1,000          13,564            7,184
  Due to Advisor...................................           10           108             891             162            7,191
  Futures Margin Variation.........................           --            --              51              --              174
Unrealized Loss on Foreign Currency Contracts......           --            --               1              --               --
Accrued Expenses and Other Liabilities.............            4            11             280             236              918
                                                    ------------  ------------  --------------  --------------   --------------
     Total Liabilities.............................           86           151         162,944          53,073          977,481
                                                    ------------  ------------  --------------  --------------   --------------
NET ASSETS......................................... $     32,323  $    292,117  $    4,181,623  $    4,888,955   $   13,009,729
                                                    ============  ============  ==============  ==============   ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets
 of $32,323; $292,117; $4,181,623; $4,888,955
 and $13,009,729 and shares outstanding of
 1,187,810; 13,601,917; 799,639,322;
 450,869,182 and 673,643,118, respectively......... $      27.21  $      21.48  $         5.23  $        10.84   $        19.31
                                                    ============  ============  ==============  ==============   ==============
NUMBER OF SHARES AUTHORIZED........................  100,000,000   100,000,000   1,200,000,000   1,500,000,000    2,300,000,000
                                                    ============  ============  ==============  ==============   ==============
Investments in Affiliated Investment Companies at
 Cost.............................................. $     30,008  $    254,355  $           --  $    2,659,558   $           --
                                                    ------------  ------------  --------------  --------------   --------------
Investments at Cost................................ $         --  $         --  $    3,978,565  $    1,534,743   $   11,737,020
                                                    ============  ============  ==============  ==============   ==============
Foreign Currencies at Cost......................... $         --  $         --  $       18,681  $          117   $       51,989
                                                    ============  ============  ==============  ==============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital.................................... $     28,283  $    264,520  $    4,440,849  $    4,154,717   $   11,585,752
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income)...............          199           227        (148,335)         61,223          (39,951)
Accumulated Net Realized Gain (Loss)...............        1,478       (10,637)       (241,893)        (23,508)         395,817
Net Unrealized Foreign Exchange Gain (Loss)........            2           113            (364)             --           (1,533)
Net Unrealized Appreciation (Depreciation).........        2,361        37,894         131,366         696,523        1,069,644
                                                    ------------  ------------  --------------  --------------   --------------
NET ASSETS......................................... $     32,323  $    292,117  $    4,181,623  $    4,888,955   $   13,009,729
                                                    ============  ============  ==============  ==============   ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                          INTERNATIONAL                 WORLD EX U.S.  WORLD EX U.S.
                                                          VECTOR EQUITY  WORLD EX U.S.  TARGETED VALUE  CORE EQUITY
                                                           PORTFOLIO*   VALUE PORTFOLIO   PORTFOLIO*    PORTFOLIO*
                                                          ------------- --------------- -------------- -------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................           --   $    188,212              --            --
Investments at Value (including $138,147, $0,
 $7,915, $105,597 and $0 of securities on loan,
 respectively)........................................... $  1,847,916             --    $    279,331  $  1,645,434
Temporary Cash Investments at Value & Cost...............           --             --              --            --
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $144,230, $0, $7,144,
 $101,516 and $0)........................................      144,254             --           7,145       101,533
Foreign Currencies at Value..............................        4,420             --           1,028         2,874
Cash.....................................................          284             43              18         3,306
Receivables:
  Investment Securities Sold.............................          851             --             661            61
  Dividends, Interest and Tax Reclaims...................        5,604             --             661         3,976
  Securities Lending Income..............................          273             --              22           239
  Fund Shares Sold.......................................        1,028             --             308         1,741
  From Advisor...........................................           --             --              --            --
Unrealized Gain on Foreign Currency Contracts............           --             --               1            --
Prepaid Expenses and Other Assets........................           31             12              22            18
                                                          ------------   ------------    ------------  ------------
     Total Assets........................................    2,004,661        188,267         289,197     1,759,182
                                                          ------------   ------------    ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................      144,226             --           7,144       101,515
  Investment Securities Purchased........................        1,285             --             259            80
  Fund Shares Redeemed...................................        1,815             52             383           545
  Due to Advisor.........................................          711             54             141           393
Unrealized Loss on Foreign Currency Contracts............            2             --               1            --
Accrued Expenses and Other Liabilities...................          148              7              57           204
                                                          ------------   ------------    ------------  ------------
     Total Liabilities...................................      148,187            113           7,985       102,737
                                                          ------------   ------------    ------------  ------------
NET ASSETS............................................... $  1,856,474   $    188,154    $    281,212  $  1,656,445
                                                          ============   ============    ============  ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $1,856,474; $188,154; $281,212; $1,656,445 and
 $370,229 and shares outstanding of 172,237,676;
 18,255,169; 23,363,536; 166,766,789 and
 28,171,065, respectively................................ $      10.78   $      10.31    $      12.04  $       9.93
                                                          ============   ============    ============  ============
NUMBER OF SHARES AUTHORIZED..............................  500,000,000    100,000,000     100,000,000   500,000,000
                                                          ============   ============    ============  ============
Investments in Affiliated Investment Companies at
 Cost.................................................... $         --   $    188,081    $         --  $         --
                                                          ------------   ------------    ------------  ------------
Investments at Cost...................................... $  1,755,367   $         --    $    265,503  $  1,653,999
                                                          ============   ============    ============  ============
Foreign Currencies at Cost............................... $      4,427   $         --    $      1,031  $      2,878
                                                          ============   ============    ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $  1,756,001   $    190,641    $    274,788  $  1,673,173
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................        4,967            737             882         4,174
Accumulated Net Realized Gain (Loss).....................        3,124         (3,306)         (8,262)      (12,234)
Net Unrealized Foreign Exchange Gain (Loss)..............         (184)           (48)            (22)         (116)
Net Unrealized Appreciation (Depreciation)...............       92,566            130          13,826        (8,552)
                                                          ------------   ------------    ------------  ------------
NET ASSETS............................................... $  1,856,474   $    188,154    $    281,212  $  1,656,445
                                                          ============   ============    ============  ============

                                                           WORLD CORE
                                                             EQUITY
                                                           PORTFOLIO
                                                          ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value................................................... $    370,096
Investments at Value (including $138,147, $0,
 $7,915, $105,597 and $0 of securities on loan,
 respectively)...........................................           --
Temporary Cash Investments at Value & Cost...............          135
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $144,230, $0, $7,144,
 $101,516 and $0)........................................           --
Foreign Currencies at Value..............................           --
Cash.....................................................           --
Receivables:
  Investment Securities Sold.............................           --
  Dividends, Interest and Tax Reclaims...................           --
  Securities Lending Income..............................           --
  Fund Shares Sold.......................................            2
  From Advisor...........................................            8
Unrealized Gain on Foreign Currency Contracts............           --
Prepaid Expenses and Other Assets........................           15
                                                          ------------
     Total Assets........................................      370,256
                                                          ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................           --
  Investment Securities Purchased........................           --
  Fund Shares Redeemed...................................            6
  Due to Advisor.........................................           --
Unrealized Loss on Foreign Currency Contracts............           --
Accrued Expenses and Other Liabilities...................           21
                                                          ------------
     Total Liabilities...................................           27
                                                          ------------
NET ASSETS............................................... $    370,229
                                                          ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $1,856,474; $188,154; $281,212; $1,656,445 and
 $370,229 and shares outstanding of 172,237,676;
 18,255,169; 23,363,536; 166,766,789 and
 28,171,065, respectively................................ $      13.14
                                                          ============
NUMBER OF SHARES AUTHORIZED..............................  100,000,000
                                                          ============
Investments in Affiliated Investment Companies at
 Cost.................................................... $    367,363
                                                          ------------
Investments at Cost...................................... $         --
                                                          ============
Foreign Currencies at Cost............................... $         --
                                                          ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $    369,759
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................          205
Accumulated Net Realized Gain (Loss).....................       (2,468)
Net Unrealized Foreign Exchange Gain (Loss)..............           --
Net Unrealized Appreciation (Depreciation)...............        2,733
                                                          ------------
NET ASSETS............................................... $    370,229
                                                          ============

----------
*See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                              SELECTIVELY
                                                             HEDGED GLOBAL   EMERGING      EMERGING       EMERGING
                                                                EQUITY        MARKETS    MARKETS SMALL  MARKETS VALUE
                                                               PORTFOLIO     PORTFOLIO   CAP PORTFOLIO    PORTFOLIO
                                                             ------------- ------------  ------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value..... $    276,178  $  4,914,328  $  5,462,434  $   16,486,353
Investments at Value (including $0, $0, $0, $0 and
 $1,574,094 of securities on loan, respectively)............           --            --            --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $0, $0, $0, $0 and $1,039,952)....           --            --            --              --
Segregated Cash for Futures Contracts.......................          572            --            --              --
Foreign Currencies at Value.................................           --            --            --              --
Cash........................................................       12,553            --            --              --
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.....................................................           --            --            --              --
  Dividends, Interest and Tax Reclaims......................           --            --            --              --
  Securities Lending Income.................................           --            --            --              --
  Fund Shares Sold..........................................           40         5,121         2,266           5,442
Unrealized Gain on Forward Currency Contracts...............          847            --            --              --
Unrealized Gain on Foreign Currency Contracts...............           --            --            --              --
Prepaid Expenses and Other Assets...........................           13            32            42             103
                                                             ------------  ------------  ------------  --------------
    Total Assets............................................      290,203     4,919,481     5,464,742      16,491,898
                                                             ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................           --            --            --              --
  Investment Securities/Affiliated Investment Companies
   Purchased................................................           --            --            --              --
  Fund Shares Redeemed......................................           66         2,214         2,976          83,446
  Due to Advisor............................................           --         1,667         2,098           5,568
  Futures Margin Variation..................................           23            --            --              --
Unrealized Loss on Forward Currency Contracts...............          198            --            --              --
Unrealized Loss on Foreign Currency Contracts...............           --            --            --              --
Accrued Expenses and Other Liabilities......................           12           200           159             640
                                                             ------------  ------------  ------------  --------------
    Total Liabilities.......................................          299         4,081         5,233          89,654
                                                             ------------  ------------  ------------  --------------
NET ASSETS.................................................. $    289,904  $  4,915,400  $  5,459,509  $   16,402,244
                                                             ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $97,923 and $0 and shares outstanding of 0; 0; 0;
 3,963,250 and 0, respectively..............................          N/A           N/A           N/A  $        24.71
                                                             ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................          N/A           N/A           N/A     100,000,000
                                                             ============  ============  ============  ==============
Institutional Class Shares -- based on net assets of
 $289,904; $4,915,400; $5,459,509; $16,304,321 and
 $18,712,966 and shares outstanding of 21,214,902;
 203,789,810; 267,753,160; 656,277,888 and
 1,017,087,290, respectively................................ $      13.67  $      24.12  $      20.39  $        24.84
                                                             ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................  100,000,000   500,000,000   500,000,000   1,500,000,000
                                                             ============  ============  ============  ==============
Investments in Affiliated Investment Companies at Cost...... $    262,974  $  3,933,957  $  5,273,564  $   17,575,580
                                                             ------------  ------------  ------------  --------------
Investments at Cost......................................... $         --  $         --  $         --  $           --
                                                             ============  ============  ============  ==============
Foreign Currencies at Cost.................................. $         --  $         --  $         --  $           --
                                                             ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    270,820  $  4,153,898  $  5,139,325  $   18,602,540
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................        4,245         3,519        12,479         (49,300)
Accumulated Net Realized Gain (Loss)........................        1,334      (222,448)      118,721      (1,061,981)
Net Unrealized Foreign Exchange Gain (Loss).................          649            60           114             212
Net Unrealized Appreciation (Depreciation)..................       12,856       980,371       188,870      (1,089,227)
                                                             ------------  ------------  ------------  --------------
NET ASSETS.................................................. $    289,904  $  4,915,400  $  5,459,509  $   16,402,244
                                                             ============  ============  ============  ==============

                                                                EMERGING
                                                              MARKETS CORE
                                                                 EQUITY
                                                               PORTFOLIO*
                                                             --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....             --
Investments at Value (including $0, $0, $0, $0 and
 $1,574,094 of securities on loan, respectively)............ $   18,482,318
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $0, $0, $0, $0 and $1,039,952)....      1,040,128
Segregated Cash for Futures Contracts.......................          6,871
Foreign Currencies at Value.................................         98,558
Cash........................................................        139,308
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.....................................................            634
  Dividends, Interest and Tax Reclaims......................         12,373
  Securities Lending Income.................................          5,094
  Fund Shares Sold..........................................         15,651
Unrealized Gain on Forward Currency Contracts...............             --
Unrealized Gain on Foreign Currency Contracts...............              1
Prepaid Expenses and Other Assets...........................             85
                                                             --------------
    Total Assets............................................     19,801,021
                                                             --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      1,039,932
  Investment Securities/Affiliated Investment Companies
   Purchased................................................         28,037
  Fund Shares Redeemed......................................          9,734
  Due to Advisor............................................          8,700
  Futures Margin Variation..................................             80
Unrealized Loss on Forward Currency Contracts...............             --
Unrealized Loss on Foreign Currency Contracts...............              1
Accrued Expenses and Other Liabilities......................          1,571
                                                             --------------
    Total Liabilities.......................................      1,088,055
                                                             --------------
NET ASSETS.................................................. $   18,712,966
                                                             ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $97,923 and $0 and shares outstanding of 0; 0; 0;
 3,963,250 and 0, respectively..............................            N/A
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................            N/A
                                                             ==============
Institutional Class Shares -- based on net assets of
 $289,904; $4,915,400; $5,459,509; $16,304,321 and
 $18,712,966 and shares outstanding of 21,214,902;
 203,789,810; 267,753,160; 656,277,888 and
 1,017,087,290, respectively................................ $        18.40
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000
                                                             ==============
Investments in Affiliated Investment Companies at Cost...... $           --
                                                             --------------
Investments at Cost......................................... $   17,614,120
                                                             ==============
Foreign Currencies at Cost.................................. $       98,578
                                                             ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   18,639,428
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         11,774
Accumulated Net Realized Gain (Loss)........................       (803,309)
Net Unrealized Foreign Exchange Gain (Loss).................            166
Net Unrealized Appreciation (Depreciation)..................        864,907
                                                             --------------
NET ASSETS.................................................. $   18,712,966
                                                             ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                           ENHANCED
                                                                          U.S. LARGE U.S. LARGE U.S. LARGE U.S. TARGETED
                                                                           COMPANY   CAP EQUITY CAP VALUE      VALUE
                                                                          PORTFOLIO  PORTFOLIO  PORTFOLIO*   PORTFOLIO
                                                                          ---------- ---------- ---------- -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Company:
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $17 and $0,
    respectively)........................................................       --         --    $404,068          --
   Income from Securities Lending........................................       --         --       2,879          --
   Expenses Allocated from Affiliated Investment Company.................       --         --     (18,139)         --
                                                                            ------    -------    --------    --------
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................       --         --     388,808          --
                                                                            ------    -------    --------    --------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $1, $0 and $63,
   respectively).........................................................       --    $16,204          --    $114,601
  Interest...............................................................   $2,157         --          --          --
  Income from Securities Lending.........................................       --        178          --       6,652
                                                                            ------    -------    --------    --------
     Total Investment Income.............................................    2,157     16,382          --     121,253
                                                                            ------    -------    --------    --------
FUND EXPENSES
  Investment Management Fees.............................................      418      1,135      40,630      26,301
  Accounting & Transfer Agent Fees.......................................       15         45          95         420
  S&P 500(R) Fees........................................................        8         --          --          --
  Custodian Fees.........................................................        5         --          --          74
  Shareholder Servicing Fees                                                                                       --
   Class R1 Shares.......................................................       --         --          --          35
   Class R2 Shares.......................................................       --         --          --         365
  Filing Fees............................................................       26         61         444         259
  Shareholders' Reports..................................................        7         17         416         322
  Directors'/Trustees' Fees & Expenses...................................        1          5         112          52
  Professional Fees......................................................        5         16          33         149
  Other..................................................................        8         28          94         232
                                                                            ------    -------    --------    --------
     Total Expenses......................................................      493      1,307      41,824      28,209
                                                                            ------    -------    --------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................       --         28     (16,252)         --
  Fees Paid Indirectly (Note C)..........................................       (6)        --          --          --
                                                                            ------    -------    --------    --------
  Net Expenses...........................................................      487      1,335      25,572      28,209
                                                                            ------    -------    --------    --------
  NET INVESTMENT INCOME (LOSS)...........................................    1,670     15,047     363,236      93,044
                                                                            ------    -------    --------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**..........................................      (59)    (9,470)    447,750     310,791
   Futures...............................................................    7,848         --      17,635       6,695
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency............................      118     22,964     (11,625)    (32,158)
   Futures...............................................................     (557)        --      (3,292)     (2,039)
                                                                            ------    -------    --------    --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)................................    7,350     13,494     450,468     283,289
                                                                            ------    -------    --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........   $9,020    $28,541    $813,704    $376,333
                                                                            ======    =======    ========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                       U.S. SMALL U.S. CORE U.S. CORE U.S. VECTOR
                                                                       CAP VALUE  EQUITY 1  EQUITY 2    EQUITY
                                                                       PORTFOLIO  PORTFOLIO PORTFOLIO  PORTFOLIO
                                                                       ---------- --------- --------- -----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $80, $49, $60 and $19,
   respectively)......................................................  $176,347  $278,853  $316,205   $ 68,324
  Income from Securities Lending......................................     8,445     8,606    11,265      3,297
                                                                        --------  --------  --------   --------
     Total Investment Income..........................................   185,792   287,459   327,470     71,621
                                                                        --------  --------  --------   --------
EXPENSES
  Investment Management Fees..........................................    60,645    23,598    31,418     10,982
  Accounting & Transfer Agent Fees....................................       669       765       865        205
  Custodian Fees......................................................       120       117       135         25
  Filing Fees.........................................................       340       490       504        113
  Shareholders' Reports...............................................       344       240       285        114
  Directors'/Trustees' Fees & Expenses................................        84        95       108         25
  Professional Fees...................................................       243       278       316         75
  Other...............................................................       378       432       488        121
                                                                        --------  --------  --------   --------
     Total Expenses...................................................    62,823    26,015    34,119     11,660
                                                                        --------  --------  --------   --------
  NET INVESTMENT INCOME (LOSS)........................................   122,969   261,444   293,351     59,961
                                                                        --------  --------  --------   --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**......................................   533,632    71,932   110,911    103,375
    Futures...........................................................    42,945    14,545    16,424      3,911
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.............................................   (45,822)  193,308   180,375    (37,035)
    Futures...........................................................    (3,946)   (3,224)   (3,630)      (835)
                                                                        --------  --------  --------   --------
  NET REALIZED AND UNREALIZED GAIN (LOSS).............................   526,809   276,561   304,080     69,416
                                                                        --------  --------  --------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $649,778  $538,005  $597,431   $129,377
                                                                        ========  ========  ========   ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                             DFA REAL
                                                                                              ESTATE     LARGE CAP
                                                                 U.S. SMALL    U.S. MICRO   SECURITIES INTERNATIONAL
                                                                CAP PORTFOLIO CAP PORTFOLIO PORTFOLIO    PORTFOLIO
                                                                ------------- ------------- ---------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $39, $9, $0 and
   $8,961, respectively).......................................   $161,627      $ 63,399     $233,312    $ 101,033
  Income from Securities Lending...............................     16,878         5,807          784        3,010
                                                                  --------      --------     --------    ---------
     Total Investment Income...................................    178,505        69,206      234,096      104,043
                                                                  --------      --------     --------    ---------
EXPENSES
  Investment Management Fees...................................     40,791        24,790       11,950        8,053
  Accounting & Transfer Agent Fees.............................        642           276          388          189
  Custodian Fees...............................................         97            36           68          316
  Filing Fees..................................................        445           107          173          127
  Shareholders' Reports........................................        311           135          246          136
  Directors'/Trustees' Fees & Expenses.........................         79            35           48           22
  Professional Fees............................................        229           102          142          113
  Other........................................................        354           163          199          141
                                                                  --------      --------     --------    ---------
     Total Expenses............................................     42,948        25,644       13,214        9,097
                                                                  --------      --------     --------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)...................         --            --         (561)          --
  Fees Paid Indirectly (Note C)................................         --            --           --         (110)
                                                                  --------      --------     --------    ---------
  Net Expenses.................................................     42,948        25,644       12,653        8,987
                                                                  --------      --------     --------    ---------
  NET INVESTMENT INCOME (LOSS).................................    135,557        43,562      221,443       95,056
                                                                  --------      --------     --------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...............................    362,082       265,995       90,717       40,972
    Futures....................................................     18,220         4,507        6,786        2,587
    Foreign Currency Transactions..............................         --            --           --         (670)
    Forward Currency Contracts.................................         --            --           --           (1)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................     11,454       (93,832)     133,266     (163,381)
    Futures....................................................     (4,290)       (1,662)      (1,518)        (870)
    Translation of Foreign Currency Denominated Amounts........         --            --           --         (284)
                                                                  --------      --------     --------    ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS)......................    387,466       175,008      229,251     (121,647)
                                                                  --------      --------     --------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS....................................................   $523,023      $218,570     $450,694    $ (26,591)
                                                                  ========      ========     ========    =========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                        INTERNATIONAL  JAPANESE  ASIA PACIFIC
                                                                          INTERNATIONAL     SMALL       SMALL       SMALL
                                                                           CORE EQUITY     COMPANY     COMPANY     COMPANY
                                                                            PORTFOLIO    PORTFOLIO*   PORTFOLIO*  PORTFOLIO*
                                                                          ------------- ------------- ---------- ------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $0, $20,552, $939 and
     $212, respectively).................................................         --      $262,595     $ 8,477     $ 8,411
    Income from Securities Lending.......................................         --        27,016         930         818
    Expenses Allocated from Affiliated Investment Companies..............         --       (12,006)       (570)       (291)
                                                                            --------      --------     -------     -------
     Total Net Investment Income Received from Affiliated Investment
      Companies..........................................................         --       277,605       8,837       8,938
                                                                            --------      --------     -------     -------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $40,187, $0, $0 and $0,
   respectively).........................................................   $463,144            --          --          --
  Income from Securities Lending.........................................     26,239            --          --          --
                                                                            --------      --------     -------     -------
     Total Investment Income.............................................    489,383            --          --          --
                                                                            --------      --------     -------     -------
FUND EXPENSES
  Investment Management Fees.............................................     53,516        38,540       2,232       1,120
  Accounting & Transfer Agent Fees.......................................        851            58           5           4
  Custodian Fees.........................................................      1,623             6          --          --
  Filing Fees............................................................        749           279          19          21
  Shareholders' Reports..................................................        400           280           7           5
  Directors'/Trustees' Fees & Expenses...................................        104            66           3           2
  Professional Fees......................................................        414            66           1          --
  Other..................................................................        620            77           3           3
                                                                            --------      --------     -------     -------
     Total Expenses......................................................     58,277        39,372       2,270       1,155
                                                                            --------      --------     -------     -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................         --            --        (446)       (224)
  Fees Paid Indirectly (Note C)..........................................       (585)           --          --          --
                                                                            --------      --------     -------     -------
  Net Expenses...........................................................     57,692        39,372       1,824         931
                                                                            --------      --------     -------     -------
  NET INVESTMENT INCOME (LOSS)...........................................    431,691       238,233       7,013       8,007
                                                                            --------      --------     -------     -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.........................................    (84,212)      261,664      20,065      (4,191)
    Futures..............................................................     19,275        17,796          --          --
    Foreign Currency Transactions........................................        (72)          673         326          49
    Forward Currency Contracts...........................................         (3)           --          --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................     (7,083)       13,423      33,546      30,333
    Futures..............................................................     (2,948)       (2,771)         --          --
    Translation of Foreign Currency Denominated Amounts..................     (1,251)         (814)       (100)          4
                                                                            --------      --------     -------     -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)................................    (76,294)      289,971      53,837      26,195
                                                                            --------      --------     -------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........   $355,397      $528,204     $60,850     $34,202
                                                                            ========      ========     =======     =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                      UNITED                    DFA                       DFA
                                                     KINGDOM   CONTINENTAL INTERNATIONAL DFA GLOBAL  INTERNATIONAL
                                                      SMALL       SMALL     REAL ESTATE  REAL ESTATE   SMALL CAP
                                                     COMPANY     COMPANY    SECURITIES   SECURITIES      VALUE
                                                    PORTFOLIO* PORTFOLIO*    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                    ---------- ----------- ------------- ----------- -------------
INVESTMENT INCOME
 Net Investment Income Allocated from Affiliated
   Investment Company:
   Dividends (Net of Foreign Taxes Withheld of
    $1, $1,000, $0, $1 and $0, respectively).......  $ 1,468     $ 6,890            --    $ 42,420            --
   Income from Securities Lending..................       31       1,089            --          --            --
   Expenses Allocated from Affiliated Investment
    Company........................................      (40)       (392)           --          --            --
 Income Distributions Received from Affiliated
   Investment Companies............................       --          --            --      71,889            --
                                                     -------     -------     ---------    --------     ---------
    Total Net Investment Income Received from
      Affiliated Investment Company................    1,459       7,587            --     114,309            --
                                                     -------     -------     ---------    --------     ---------
FUND INVESTMENT INCOME
 Dividends (Net of Foreign Taxes Withheld of $0,
   $0, $17,637, $0 and $29,147, respectively)......       --          --     $ 151,831          --     $ 353,979
 Interest..........................................       --          --            --          44            --
 Income from Securities Lending....................       --          --         1,972         192        24,293
                                                     -------     -------     ---------    --------     ---------
    Total Fund Investment Income...................       --          --       153,803         236       378,272
                                                     -------     -------     ---------    --------     ---------
FUND EXPENSES
 Investment Management Fees........................      168       1,521         9,646       9,072        80,458
 Accounting & Transfer Agent Fees..................        4           4           225          96           692
 Custodian Fees....................................       --          --           404          25         1,740
 Filing Fees.......................................       21          26           137         203           257
 Shareholders' Reports.............................        3           8           121         220           381
 Directors'/Trustees' Fees & Expenses..............       --           2            26          30            86
 Professional Fees.................................        1           1           107          37           353
 Other.............................................       --           4           126          51           526
                                                     -------     -------     ---------    --------     ---------
    Total Expenses.................................      197       1,566        10,792       9,734        84,493
                                                     -------     -------     ---------    --------     ---------
 Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C)........................................      (40)       (304)           --      (6,179)           --
 Fees Paid Indirectly (Note C).....................       --          --          (119)         --          (296)
                                                     -------     -------     ---------    --------     ---------
 Net Expenses......................................      157       1,262        10,673       3,555        84,197
                                                     -------     -------     ---------    --------     ---------
 NET INVESTMENT INCOME (LOSS)......................    1,302       6,325       143,130     110,990       294,075
                                                     -------     -------     ---------    --------     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net Realized Gain (Loss) on:
   Investment Securities Sold**....................    2,090       6,536        (1,596)     14,561       414,975
   Futures.........................................       --          50         4,432         757        29,217
   Foreign Currency Transactions...................      (25)        (31)          540           7         7,305
   Forward Currency Contracts......................       --          --            48          --            27
   In-Kind Redemptions.............................       --          --            --          --        29,398
 Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities and Foreign Currency......   (8,433)      5,988      (118,705)     61,152      (242,603)
   Futures.........................................       --           2          (304)         --        (3,458)
   Translation of Foreign Currency Denominated
    Amounts........................................       (2)         (3)         (367)         --        (1,796)
                                                     -------     -------     ---------    --------     ---------
 NET REALIZED AND UNREALIZED GAIN (LOSS)...........   (6,370)     12,542      (115,952)     76,477       233,065
                                                     -------     -------     ---------    --------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...................................  $(5,068)    $18,867     $  27,178    $187,467     $ 527,140
                                                     =======     =======     =========    ========     =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gains tax withheld of $0, $0, $92, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                           WORLD EX U.S.
                                                               INTERNATIONAL WORLD EX U.S.   TARGETED    WORLD EX U.S. WORLD CORE
                                                               VECTOR EQUITY     VALUE         VALUE      CORE EQUITY    EQUITY
                                                                 PORTFOLIO    PORTFOLIO*     PORTFOLIO     PORTFOLIO   PORTFOLIO
                                                               ------------- ------------- ------------- ------------- ----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated
   Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $492,
    $0, $0 and $0, respectively)..............................         --       $ 5,381            --            --          --
   Income from Securities Lending.............................         --           201            --            --          --
   Expenses Allocated from Affiliated Investment
    Companies.................................................         --          (304)           --            --          --
  Income Distributions Received from Affiliated Investment
   Companies..................................................         --           588            --            --     $ 6,062
                                                                  -------       -------       -------       -------     -------
     Total Net Investment Income Received from Affiliated
      Investment Companies....................................         --         5,866            --            --       6,062
                                                                  -------       -------       -------       -------     -------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $4,468, $0,
   $597, $3,996 and $0, respectively).........................    $51,558            --       $ 6,847       $42,011           1
  Income from Securities Lending..............................      3,343            --           266         2,478          --
                                                                  -------       -------       -------       -------     -------
     Total Investment Income..................................     54,901            --         7,113        44,489           1
                                                                  -------       -------       -------       -------     -------
FUND EXPENSES
  Investment Management Fees..................................      7,682           794         1,404         5,663         834
  Accounting & Transfer Agent Fees............................        107             4            26            94           4
  Custodian Fees..............................................        242             4           308           602           1
  Filing Fees.................................................        114            25            60           123          61
  Shareholders' Reports.......................................         78             4             7            68           4
  Directors'/Trustees' Fees & Expenses........................         12             1             2             9           2
  Professional Fees...........................................         46             4            19            56           2
  Other.......................................................         88             2            27            73          --
                                                                  -------       -------       -------       -------     -------
     Total Expenses...........................................      8,369           838         1,853         6,688         908
                                                                  -------       -------       -------       -------     -------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C)...................................................         --          (385)           --           (34)       (794)
  Fees Paid Indirectly (Note C)...............................        (19)            1            (4)          (26)         --
                                                                  -------       -------       -------       -------     -------
  Net Expenses................................................      8,350           454         1,849         6,628         114
                                                                  -------       -------       -------       -------     -------
  NET INVESTMENT INCOME (LOSS)................................     46,551         5,412         5,264        37,861       5,949
                                                                  -------       -------       -------       -------     -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated
   Investment Companies.......................................         --           256            --            --       1,313
  Net Realized Gain (Loss) on:
   Investment Securities Sold**...............................      4,157        (2,948)        6,843        (2,134)     (2,896)
   Futures....................................................        182           112            --          (629)         --
   Foreign Currency Transactions..............................        127            85           124           189          --
   Forward Currency Contracts.................................        (44)           --             8            --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.................     16,206         7,285         5,177        47,901          --
   Affiliated Investment Companies Shares.....................         --           148            --            --       9,340
   Futures....................................................         --           (19)           --            --          --
   Translation of Foreign Currency Denominated
    Amounts...................................................       (165)          (11)          (20)         (103)         --
                                                                  -------       -------       -------       -------     -------
  NET REALIZED AND UNREALIZED GAIN (LOSS).....................     20,463         4,908        12,132        45,224       7,757
                                                                  -------       -------       -------       -------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...................................................    $67,014       $10,320       $17,396       $83,085     $13,706
                                                                  =======       =======       =======       =======     =======

----------
* A portion of Investment Income and a portion of Realized and Unrealized Gain
  (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $1, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                 SELECTIVELY                      EMERGING        EMERGING
                                                   HEDGED        EMERGING         MARKETS         MARKETS
                                                GLOBAL EQUITY    MARKETS         SMALL CAP         VALUE
                                                  PORTFOLIO     PORTFOLIO*       PORTFOLIO*      PORTFOLIO*
                                                -------------   ----------       ----------      ----------
INVESTMENT INCOME
 Net Investment Income Allocated from
   Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes
    Withheld of $0, $14,897, $12,705,
    $54,004 and $0, respectively)..............       --        $ 109,056        $117,674        $  396,366
   Interest....................................       --               56              46                24
   Income from Securities Lending..............       --            6,581          38,125            30,263
   Expenses Allocated from Affiliated
    Investment Companies.......................       --           (6,819)        (13,037)          (23,422)
 Income Distributions Received from
   Affiliated Investment Companies.............    $ 5,430             --               --               --
                                                   -------      ---------         --------        ----------
    Total Net Investment Income Received
      from Affiliated Investment Companies.....      5,430        108,874          142,808          403,231
                                                   -------      ---------         --------        ----------
FUND INVESTMENT INCOME
 Dividends (Net of Foreign Taxes Withheld
   of $0, $0, $0, $0 and $51,428,
   respectively)...............................         37             --               --               --
 Income from Securities Lending................         --             --               --               --
                                                   -------      ---------         --------        ----------
    Total Fund Investment Income...............         37             --               --               --
                                                   -------      ---------         --------        ----------
FUND EXPENSES
 Investment Management Fees....................        799         22,217           32,167           74,178
 Accounting & Transfer Agent Fees..............          5             29               31               87
 Custodian Fees................................          1             --               --               --
 Shareholder Servicing Fees -- Class R2
   Shares......................................         --             --               --              196
 Filing Fees...................................         32            151              104              229
 Shareholders' Reports.........................          7            171              119              280
 Directors'/Trustees' Fees & Expenses..........          2             30               34              102
 Professional Fees.............................          4             10               16               31
 Other.........................................          2             28               32               89
                                                   -------      ---------         --------        ----------
    Total Expenses.............................        852         22,636           32,503           75,192
                                                   -------      ---------         --------        ----------
 Fees (Waived), (Expenses Reimbursed),
   and/or Previously Waived Fees Recovered
   by Advisor (Note C).........................       (791)        (4,443)          (9,898)              --
   Institutional Class Shares..................         --             --               --          (14,757)
   Class R2 Shares.............................         --             --               --              (78)
 Fees Paid Indirectly (Note C).................         --             --               --               --
                                                   -------      ---------         --------        ----------
 Net Expenses..................................         63         18,193           22,605           60,357
                                                   -------      ---------         --------        ----------
 NET INVESTMENT INCOME (LOSS)..................      5,406         90,681          120,203          342,874
                                                   -------      ---------         --------        ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 Capital Gain Distributions Received from
   Affiliated Investment Companies.............      2,164             --               --               --
 Net Realized Gain (Loss) on:
   Investment Securities Sold**................       (989)      (105,635)         141,742          (77,435)
   Futures.....................................      1,760          5,655            4,016           11,373
   Foreign Currency Transactions...............         --            955              338            3,728
   Forward Currency Contracts..................        371             --               --               --
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign
    Currency...................................         --        506,131          394,050        1,954,176
   Affiliated Investment Companies Shares......      6,150             --               --               --
   Futures.....................................     (1,100)          (263)             286             (391)
   Translation of Foreign Currency
    Denominated Amounts........................         --            204              579               46
   Forward Currency Contracts..................        541             --               --               --
                                                   -------      ---------         --------        ----------
 NET REALIZED AND UNREALIZED GAIN (LOSS).......      8,897        407,047          541,011        1,891,497
                                                   -------      ---------         --------        ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.....................    $14,303      $ 497,728         $661,214       $2,234,371
                                                   =======      =========         ========        ==========

                                                  EMERGING
                                                MARKETS CORE
                                                   EQUITY
                                                 PORTFOLIO
                                                ------------
INVESTMENT INCOME
 Net Investment Income Allocated from
   Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes
    Withheld of $0, $14,897, $12,705,
    $54,004 and $0, respectively)..............         --
   Interest....................................         --
   Income from Securities Lending..............         --
   Expenses Allocated from Affiliated
    Investment Companies.......................         --
 Income Distributions Received from
   Affiliated Investment Companies.............          --
                                                 ----------
    Total Net Investment Income Received
      from Affiliated Investment Companies.....          --
                                                 ----------
FUND INVESTMENT INCOME
 Dividends (Net of Foreign Taxes Withheld
   of $0, $0, $0, $0 and $51,428,
   respectively)...............................  $  396,631
 Income from Securities Lending................      52,227
                                                 ----------
    Total Fund Investment Income...............     448,858
                                                 ----------
FUND EXPENSES
 Investment Management Fees....................      88,014
 Accounting & Transfer Agent Fees..............         887
 Custodian Fees................................       6,581
 Shareholder Servicing Fees -- Class R2
   Shares......................................          --
 Filing Fees...................................         620
 Shareholders' Reports.........................         503
 Directors'/Trustees' Fees & Expenses..........         107
 Professional Fees.............................         640
 Other.........................................         612
                                                 ----------
    Total Expenses.............................      97,964
                                                 ----------
 Fees (Waived), (Expenses Reimbursed),
   and/or Previously Waived Fees Recovered
   by Advisor (Note C).........................          --
   Institutional Class Shares..................          --
   Class R2 Shares.............................          --
 Fees Paid Indirectly (Note C).................        (556)
                                                 ----------
 Net Expenses..................................      97,408
                                                 ----------
 NET INVESTMENT INCOME (LOSS)..................     351,450
                                                 ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 Capital Gain Distributions Received from
   Affiliated Investment Companies.............          --
 Net Realized Gain (Loss) on:
   Investment Securities Sold**................    (342,991)
   Futures.....................................      30,116
   Foreign Currency Transactions...............        (539)
   Forward Currency Contracts..................          --
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign
    Currency...................................   2,038,618
   Affiliated Investment Companies Shares......          --
   Futures.....................................      (3,447)
   Translation of Foreign Currency
    Denominated Amounts........................         726
   Forward Currency Contracts..................          --
                                                 ----------
 NET REALIZED AND UNREALIZED GAIN (LOSS).......   1,722,483
                                                 ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.....................  $2,073,933
                                                 ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $68, $144 and $53, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                ENHANCED U.S. LARGE U.S. LARGE CAP EQUITY   U.S. LARGE CAP VALUE
                                                 COMPANY PORTFOLIO        PORTFOLIO               PORTFOLIO
                                                ------------------  --------------------  ------------------------
                                                  YEAR      YEAR       YEAR       YEAR        YEAR         YEAR
                                                 ENDED     ENDED      ENDED      ENDED       ENDED        ENDED
                                                OCT. 31,  OCT. 31,   OCT. 31,   OCT. 31,    OCT. 31,     OCT. 31,
                                                  2016      2015       2016       2015        2016         2015
                                                --------  --------  ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $  1,670  $  1,130  $  15,047  $   9,255  $   363,236  $   317,704
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................      (59)    4,580     (9,470)    (1,560)     447,750      681,400
    Futures....................................    7,848    15,372         --        (12)      17,635          (35)
    Foreign Currency Transactions..............       --       629         --         --           --           --
    In-Kind Redemptions........................       --        --         --     10,024           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................      118    (4,379)    22,964     (4,105)     (11,625)    (815,432)
    Futures....................................     (557)   (6,271)        --         --       (3,292)           4
    Translation of Foreign Currency
     Denominated Amounts.......................       --      (191)        --         --           --           --
                                                --------  --------  ---------  ---------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    9,020    10,870     28,541     13,602      813,704      183,641
                                                --------  --------  ---------  ---------  -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................   (1,417)     (799)   (14,431)    (8,112)    (357,227)    (302,945)
  Net Short-Term Gains:
    Institutional Class Shares.................   (3,529)  (10,591)        --       (285)          --           --
  Net Long-Term Gains:
    Institutional Class Shares.................   (9,801)  (16,610)        --       (266)    (643,970)     (86,223)
                                                --------  --------  ---------  ---------  -----------  -----------
     Total Distributions.......................  (14,747)  (28,000)   (14,431)    (8,663)  (1,001,197)    (389,168)
                                                --------  --------  ---------  ---------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued................................   73,655    39,673    301,960    595,263    4,078,939    3,716,590
  Shares Issued in Lieu of Cash
   Distributions...............................   13,002    24,405     14,259      8,492      935,970      359,045
  Shares Redeemed..............................  (46,158)  (60,026)  (178,150)  (184,505)  (2,962,098)  (3,209,154)
                                                --------  --------  ---------  ---------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................   40,499     4,052    138,069    419,250    2,052,811      866,481
                                                --------  --------  ---------  ---------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets...................................   34,772   (13,078)   152,179    424,189    1,865,318      660,954
NET ASSETS
  Beginning of Period..........................  203,641   216,719    699,144    274,955   15,807,935   15,146,981
                                                --------  --------  ---------  ---------  -----------  -----------
  End of Period................................ $238,413  $203,641  $ 851,323  $ 699,144  $17,673,253  $15,807,935
                                                ========  ========  =========  =========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................    6,113     3,122     24,003     46,215      131,035      110,785
  Shares Issued in Lieu of Cash
   Distributions...............................    1,111     2,085      1,116        675       29,906       10,996
  Shares Redeemed..............................   (3,945)   (4,848)   (14,319)   (14,242)     (94,466)     (95,477)
                                                --------  --------  ---------  ---------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................    3,279       359     10,800     32,648       66,475       26,304
                                                ========  ========  =========  =========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)....................................... $    201  $     48  $   1,887  $   1,341  $    18,983  $    29,922

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)


                                                    U.S. TARGETED VALUE      U.S. SMALL CAP VALUE
                                                         PORTFOLIO                 PORTFOLIO         U.S. CORE EQUITY 1 PORTFOLIO
                                                 ------------------------  ------------------------  ---------------------------
                                                     YEAR         YEAR         YEAR         YEAR         YEAR           YEAR
                                                    ENDED        ENDED        ENDED        ENDED        ENDED          ENDED
                                                   OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,       OCT. 31,
                                                     2016         2015         2016         2015         2016           2015
                                                 -----------  -----------  -----------  -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................. $    93,044  $    81,463  $   122,969  $   140,359  $   261,444    $   209,655
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..................     310,791      315,026      533,632      522,294       71,932        164,919
   Futures......................................       6,695         (296)      42,945       (2,510)      14,545             --
   In-Kind Redemptions..........................          --           --           --       12,630           --         48,790
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities........................     (32,158)    (527,329)     (45,822)  (1,025,518)     193,308        (56,468)
   Futures......................................      (2,039)          --       (3,946)          --       (3,224)            --
                                                 -----------  -----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.................     376,333     (131,136)     649,778     (352,745)     538,005        366,896
                                                 -----------  -----------  -----------  -----------   -----------   -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares..............................        (462)        (374)          --           --           --             --
   Class R2 Shares..............................      (1,837)      (1,058)          --           --           --             --
   Institutional Class Shares...................     (92,387)     (74,793)    (122,993)    (130,190)    (253,050)      (200,298)
  Net Short-Term Gains:
   Class R1 Shares..............................         (54)         (49)          --           --           --             --
   Class R2 Shares..............................        (202)        (144)          --           --           --             --
   Institutional Class Shares...................      (9,668)      (9,156)          --           --           --             --
  Net Long-Term Gains:
   Class R1 Shares..............................      (1,571)      (1,235)          --           --           --             --
   Class R2 Shares..............................      (5,836)      (3,653)          --           --           --             --
   Institutional Class Shares...................    (279,118)    (233,022)    (487,348)    (427,115)    (160,152)       (49,469)
                                                 -----------  -----------  -----------  -----------   -----------   -----------
     Total Distributions........................    (391,135)    (323,484)    (610,341)    (557,305)    (413,202)      (249,767)
                                                 -----------  -----------  -----------  -----------   -----------   -----------
Capital Share Transactions (1):
  Shares Issued.................................   1,989,566    2,861,668    2,855,521    2,562,626    3,836,889      4,137,187
  Shares Issued in Lieu of Cash Distributions...     363,680      306,474      547,459      501,839      394,137        236,854
  Shares Redeemed...............................  (1,433,622)  (1,140,962)  (2,509,494)  (1,986,459)  (2,671,444)    (1,996,226)
                                                 -----------  -----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from Capital
      Share Transactions........................     919,624    2,027,180      893,486    1,078,006    1,559,582      2,377,815
                                                 -----------  -----------  -----------  -----------   -----------   -----------
     Total Increase (Decrease) in Net Assets....     904,822    1,572,560      932,923      167,956    1,684,385      2,494,944
NET ASSETS
  Beginning of Year.............................   7,163,467    5,590,907   11,680,262   11,512,306   13,275,774     10,780,830
                                                 -----------  -----------  -----------  -----------   -----------   -----------
  End of Year................................... $ 8,068,289  $ 7,163,467  $12,613,185  $11,680,262  $14,960,159    $13,275,774
                                                 ===========  ===========  ===========  ===========   ===========   ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................      99,453      127,780       94,286       73,971      221,794        230,659
  Shares Issued in Lieu of Cash Distributions...      18,127       14,559       17,740       15,227       22,712         13,516
  Shares Redeemed...............................     (70,370)     (51,364)     (79,957)     (57,511)    (154,875)      (111,260)
                                                 -----------  -----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.......................      47,210       90,975       32,069       31,688       89,631        132,915
                                                 ===========  ===========  ===========  ===========   ===========   ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)........................................ $     1,417  $     8,044  $    (1,771) $     6,188  $    33,644    $    21,625

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                       U.S. CORE EQUITY 2 PORTFOLIO U.S. VECTOR EQUITY PORTFOLIO U.S. SMALL CAP PORTFOLIO
                                       ---------------------------  ---------------------------  ------------------------
                                           YEAR           YEAR         YEAR           YEAR           YEAR         YEAR
                                          ENDED          ENDED        ENDED          ENDED          ENDED        ENDED
                                         OCT. 31,       OCT. 31,     OCT. 31,       OCT. 31,       OCT. 31,     OCT. 31,
                                           2016           2015         2016           2015           2016         2015
                                        -----------   -----------    ----------     ----------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........ $   293,351    $   239,037   $   59,961     $   54,509    $   135,557  $   112,326
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.......     110,911        305,920      103,375        127,309        362,082      532,485
    Futures...........................      16,424          1,793        3,911           (811)        18,220           --
    In-Kind Redemptions...............          --             --           --             --             --       28,254
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities.............     180,375       (307,072)     (37,035)      (193,154)        11,454     (457,527)
    Futures...........................      (3,630)            --         (835)            --         (4,290)          --
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Net Increase (Decrease) in
      Net Assets Resulting from
      Operations......................     597,431        239,678      129,377        (12,147)       523,023      215,538
                                        -----------   -----------    ----------     ----------   -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares........    (281,321)      (228,075)     (59,624)       (51,799)      (133,998)    (105,110)
  Net Short-Term Gains:
    Institutional Class Shares........          --             --           --             --         (1,951)          --
  Net Long-Term Gains:
    Institutional Class Shares........    (296,061)       (89,857)    (119,588)      (109,045)      (503,176)    (268,312)
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Total Distributions..............    (577,382)      (317,932)    (179,212)      (160,844)      (639,125)    (373,422)
                                        -----------   -----------    ----------     ----------   -----------  -----------
Capital Share Transactions (1):
  Shares Issued.......................   3,614,827      4,082,819      802,042        848,464      3,878,897    2,815,856
  Shares Issued in Lieu of Cash
   Distributions......................     569,820        313,194      177,958        159,804        601,644      351,264
  Shares Redeemed.....................  (2,554,214)    (2,036,371)    (759,047)      (685,067)    (2,003,782)  (1,640,410)
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Net Increase (Decrease) from
      Capital Share
      Transactions....................   1,630,433      2,359,642      220,953        323,201      2,476,759    1,526,710
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Total Increase (Decrease) in
      Net Assets......................   1,650,482      2,281,388      171,118        150,210      2,360,657    1,368,826
NET ASSETS
  Beginning of Year...................  15,200,564     12,919,176    3,651,529      3,501,319     10,616,542    9,247,716
                                        -----------   -----------    ----------     ----------   -----------  -----------
  End of Year......................... $16,851,046    $15,200,564   $3,822,647     $3,651,529    $12,977,199  $10,616,542
                                        ===========   ===========    ==========     ==========   ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.......................     220,326        234,298       53,015         51,015        133,904       90,041
  Shares Issued in Lieu of Cash
   Distributions......................      34,541         18,413       11,617         10,033         20,883       11,800
  Shares Redeemed.....................    (155,064)      (116,908)     (49,773)       (41,495)       (68,437)     (52,277)
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed........................      99,803        135,803       14,859         19,553         86,350       49,563
                                        ===========   ===========    ==========     ==========   ===========  ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)............ $    26,714    $    25,434   $      150     $    4,454    $     2,738  $     7,767

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                         DFA REAL ESTATE SECURITIES LARGE CAP INTERNATIONAL
                                                U.S. MICRO CAP PORTFOLIO         PORTFOLIO                 PORTFOLIO
                                                ----------------------   ------------------------   ----------------------
                                                   YEAR         YEAR         YEAR          YEAR        YEAR        YEAR
                                                  ENDED        ENDED        ENDED         ENDED       ENDED       ENDED
                                                 OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,    OCT. 31,    OCT. 31,
                                                   2016         2015         2016          2015        2016        2015
                                                ----------   ----------  -----------   -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $   43,562   $   41,868  $   221,443   $   187,615  $   95,056  $   86,418
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................    265,995      283,555       90,717       119,527      40,972     (50,887)
    Futures....................................      4,507       (2,258)       6,786            --       2,587         769
    Foreign Currency Transactions..............         --           --           --            --        (670)       (528)
    Forward Currency Contracts.................         --           --           --            --          (1)         --
    In-Kind Redemptions........................         --       12,861           --       258,319          --      33,199
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................    (93,832)    (281,159)     133,266      (219,248)   (163,381)   (155,643)
    Futures....................................     (1,662)          --       (1,518)           --        (870)         --
    Translation of Foreign Currency
     Denominated Amounts.......................         --           --           --            --        (284)        142
                                                ----------   ----------  -----------   -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    218,570       54,867      450,694       346,213     (26,591)    (86,530)
                                                ----------   ----------  -----------   -----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................    (43,417)     (39,933)    (199,996)     (220,092)    (92,122)    (85,101)
  Net Long-Term Gains:
    Institutional Class Shares.................   (267,818)    (278,652)          --            --          --          --
                                                ----------   ----------  -----------   -----------  ----------  ----------
     Total Distributions.......................   (311,235)    (318,585)    (199,996)     (220,092)    (92,122)    (85,101)
                                                ----------   ----------  -----------   -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued................................    728,237      657,708    1,324,786     1,268,079   1,137,696   1,019,845
  Shares Issued in Lieu of Cash
   Distributions...............................    288,388      296,069      180,508       216,090      81,307      76,483
  Shares Redeemed..............................   (802,728)    (711,995)  (1,049,004)   (1,664,857)   (722,849)   (902,210)
                                                ----------   ----------  -----------   -----------  ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    213,897      241,782      456,290      (180,688)    496,154     194,118
                                                ----------   ----------  -----------   -----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................    121,232      (21,936)     706,988       (54,567)    377,441      22,487
NET ASSETS
  Beginning of Year............................  5,007,091    5,029,027    6,553,192     6,607,759   3,150,334   3,127,847
                                                ----------   ----------  -----------   -----------  ----------  ----------
  End of Year.................................. $5,128,323   $5,007,091  $ 7,260,180   $ 6,553,192  $3,527,775  $3,150,334
                                                ==========   ==========  ===========   ===========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................     41,740       33,975       38,318        38,538      59,417      48,288
  Shares Issued in Lieu of Cash
   Distributions...............................     16,256       16,153        5,269         6,758       4,282       3,639
  Shares Redeemed..............................    (45,482)     (36,869)     (30,405)      (51,930)    (37,696)    (42,081)
                                                ----------   ----------  -----------   -----------  ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     12,514       13,259       13,182        (6,634)     26,003       9,846
                                                ==========   ==========  ===========   ===========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)............................ $    1,818   $    2,845  $    39,022   $      (120) $   11,729  $    8,542

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                               INTERNATIONAL CORE EQUITY    INTERNATIONAL SMALL    JAPANESE SMALL COMPANY
                                                       PORTFOLIO             COMPANY PORTFOLIO          PORTFOLIO
                                               ------------------------  ------------------------  ---------------------
                                                   YEAR         YEAR         YEAR         YEAR       YEAR        YEAR
                                                  ENDED        ENDED        ENDED        ENDED      ENDED       ENDED
                                                 OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,   OCT. 31,    OCT. 31,
                                                   2016         2015         2016         2015       2016        2015
                                               -----------  -----------  -----------  -----------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................ $   431,691  $   354,330  $   238,233  $   208,124  $  7,013   $   6,024
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...............     (84,212)       4,776      261,664      376,613    20,065      12,888
    Futures...................................      19,275           --       17,796       (4,583)       --          --
    Foreign Currency Transactions.............         (72)      (2,904)         673       (2,876)      326        (355)
    Forward Currency Contracts................          (3)          --           --           --        --          --
    In-Kind Redemptions.......................          --      163,544           --           --        --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.................................      (7,083)    (679,030)      13,423     (293,604)   33,546      20,984
    Futures...................................      (2,948)          --       (2,771)         (22)       --          --
    Translation of Foreign Currency
     Denominated Amounts......................      (1,251)         330         (814)         344      (100)         68
                                               -----------  -----------  -----------  -----------  --------   ---------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..............................     355,397     (158,954)     528,204      283,996    60,850      39,609
                                               -----------  -----------  -----------  -----------  --------   ---------
Distributions From:
  Net Investment Income:
    Institutional Class Shares................    (387,589)    (367,607)    (283,791)    (208,535)   (6,534)     (7,758)
  Net Short-Term Gains:
    Institutional Class Shares................          --           --           --      (27,069)       --          --
  Net Long-Term Gains:
    Institutional Class Shares................          --           --     (207,859)    (250,320)       --          --
                                               -----------  -----------  -----------  -----------  --------   ---------
     Total Distributions......................    (387,589)    (367,607)    (491,650)    (485,924)   (6,534)     (7,758)
                                               -----------  -----------  -----------  -----------  --------   ---------
Capital Share Transactions (1):
  Shares Issued...............................   5,576,571    5,383,645    2,126,348    1,961,417    50,775      20,159
  Shares Issued in Lieu of Cash
   Distributions..............................     367,352      349,000      473,837      472,853     6,058       7,251
  Shares Redeemed.............................  (3,349,288)  (3,080,058)  (1,572,870)  (1,753,367)  (65,733)   (103,454)
                                               -----------  -----------  -----------  -----------  --------   ---------
     Net Increase (Decrease) from Capital
      Share Transactions......................   2,594,635    2,652,587    1,027,315      680,903    (8,900)    (76,044)
                                               -----------  -----------  -----------  -----------  --------   ---------
     Total Increase (Decrease) in Net
      Assets..................................   2,562,443    2,126,026    1,063,869      478,975    45,416     (44,193)
NET ASSETS
  Beginning of Year...........................  14,420,568   12,294,542    9,323,492    8,844,517   463,997     508,190
                                               -----------  -----------  -----------  -----------  --------   ---------
  End of Year................................. $16,983,011  $14,420,568  $10,387,361  $ 9,323,492  $509,413   $ 463,997
                                               ===========  ===========  ===========  ===========  ========   =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...............................     500,176      449,331      124,163      110,551     2,413       1,017
  Shares Issued in Lieu of Cash
   Distributions..............................      33,144       29,177       27,874       28,178       298         406
  Shares Redeemed.............................    (300,515)    (256,979)     (92,160)     (99,058)   (3,255)     (5,278)
                                               -----------  -----------  -----------  -----------  --------   ---------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.....................     232,805      221,528       59,877       39,671      (544)     (3,855)
                                               ===========  ===========  ===========  ===========  ========   =========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)........................... $    49,229  $    17,301  $   (18,870) $    34,648  $  2,402   $   1,497

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                ASIA PACIFIC SMALL COMPANY UNITED KINGDOM SMALL CONTINENTAL SMALL COMPANY
                                                     PORTFOLIO             COMPANY PORTFOLIO         PORTFOLIO
                                                -------------------------  -------------------  ------------------------
                                                  YEAR          YEAR         YEAR       YEAR      YEAR         YEAR
                                                 ENDED         ENDED        ENDED      ENDED     ENDED        ENDED
                                                OCT. 31,      OCT. 31,     OCT. 31,   OCT. 31,  OCT. 31,     OCT. 31,
                                                  2016          2015         2016       2015      2016         2015
                                                --------      ---------    --------   --------  --------     --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $  8,007     $   9,355     $  1,302   $ 1,058   $  6,325     $  4,880
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................   (4,191)       (2,042)       2,090     2,661      6,536        7,314
    Futures....................................       --            --           --        --         50         (267)
    Foreign Currency Transactions..............       49          (202)         (25)        3        (31)         (64)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................   30,333       (43,082)      (8,433)     (569)     5,988        7,186
    Futures....................................       --            --           --        --          2            3
    Translation of Foreign Currency
     Denominated Amounts.......................        4            (3)          (2)        1         (3)          (4)
                                                 --------     ---------    --------   -------    --------     --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................   34,202       (35,974)      (5,068)    3,154     18,867       19,048
                                                 --------     ---------    --------   -------    --------     --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................   (7,760)      (16,487)      (1,389)   (1,011)    (6,377)      (4,771)
  Net Short-Term Gains:
    Institutional Class Shares.................       --            --           --       (57)        --           --
  Net Long-Term Gains:
    Institutional Class Shares.................       --            --       (1,632)   (2,151)        --           --
                                                 --------     ---------    --------   -------    --------     --------
     Total Distributions.......................   (7,760)      (16,487)      (3,021)   (3,219)    (6,377)      (4,771)
                                                 --------     ---------    --------   -------    --------     --------
Capital Share Transactions (1):
  Shares Issued................................   30,200        13,081       12,964     4,028     68,569      112,313
  Shares Issued in Lieu of Cash Distributions..    6,990        15,524        2,476     2,521      4,981        4,167
  Shares Redeemed..............................  (12,327)     (139,991)     (10,665)   (5,897)   (71,947)     (21,694)
                                                 --------     ---------    --------   -------    --------     --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................   24,863      (111,386)       4,775       652      1,603       94,786
                                                 --------     ---------    --------   -------    --------     --------
     Total Increase (Decrease) in Net
      Assets...................................   51,305      (163,847)      (3,314)      587     14,093      109,063
NET ASSETS
  Beginning of Year............................  200,270       364,117       35,637    35,050    278,024      168,961
                                                 --------     ---------    --------   -------    --------     --------
  End of Year.................................. $251,575     $ 200,270     $ 32,323   $35,637   $292,117     $278,024
                                                 ========     =========    ========   =======    ========     ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................    1,570           643          473       117      3,363        5,532
  Shares Issued in Lieu of Cash Distributions..      387           792           78        78        249          199
  Shares Redeemed..............................     (637)       (6,841)        (367)     (167)    (3,414)      (1,061)
                                                 --------     ---------    --------   -------    --------     --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................    1,320        (5,406)         184        28        198        4,670
                                                 ========     =========    ========   =======    ========     ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)....................................... $    511     $      83     $    199   $   207   $    227     $    248

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                         DFA INTERNATIONAL REAL      DFA GLOBAL REAL ESTATE   DFA INTERNATIONAL SMALL
                                         ESTATE SECURITIES PORTFOLIO  SECURITIES PORTFOLIO      CAP VALUE PORTFOLIO
                                         --------------------------  ----------------------  ------------------------
                                            YEAR          YEAR          YEAR        YEAR         YEAR         YEAR
                                           ENDED         ENDED         ENDED       ENDED        ENDED        ENDED
                                          OCT. 31,      OCT. 31,      OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                            2016          2015          2016        2015         2016         2015
                                          ----------    ----------   ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......... $  143,130    $  119,980    $  110,990  $  154,237  $   294,075  $   239,388
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........     (1,596)      (17,379)       14,561        (188)     414,975      203,049
    Affiliated Investment Companies
     Shares Sold........................         --            --            --      (1,351)          --           --
    Futures.............................      4,432            --           757          --       29,217       (5,555)
    Foreign Currency
     Transactions.......................        540        (1,791)            7          --        7,305       (4,926)
    Forward Currency Contracts..........         48            --            --          --           27           --
    In-Kind Redemptions.................         --            --            --          --       29,398      193,547
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and
     Foreign Currency...................   (118,705)     (116,739)       61,152     (43,036)    (242,603)    (244,703)
    Affiliated Investment Companies
     Shares.............................         --            --            --     (78,977)          --           --
    Futures.............................       (304)           --            --          --       (3,458)          --
    Translation of Foreign Currency
     Denominated Amounts................       (367)          284            --          --       (1,796)       1,015
                                          ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................     27,178       (15,645)      187,467     117,133      527,140      381,815
                                          ----------    ----------   ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares..........    (60,576)     (182,724)      (97,767)   (124,281)    (381,199)    (224,376)
  Net Long-Term Gains:
    Institutional Class Shares..........         --            --            --          --     (182,540)    (207,080)
                                          ----------    ----------   ----------  ----------  -----------  -----------
     Total Distributions................    (60,576)     (182,724)      (97,767)   (124,281)    (563,739)    (431,456)
                                          ----------    ----------   ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................  1,062,437       886,775     1,524,272   1,347,820    2,066,905    2,629,814
  Shares Issued in Lieu of Cash
   Distributions........................     60,055       181,249        93,708     121,908      508,968      392,052
  Shares Redeemed.......................   (447,563)     (417,939)     (878,641)   (708,136)  (2,107,120)  (2,079,421)
                                          ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Capital Share
      Transactions......................    674,929       650,085       739,339     761,592      468,753      942,445
                                          ----------    ----------   ----------  ----------  -----------  -----------
     Total Increase (Decrease) in
      Net Assets........................    641,531       451,716       829,039     754,444      432,154      892,804
NET ASSETS
  Beginning of Year.....................  3,540,092     3,088,376     4,059,916   3,305,472   12,577,575   11,684,771
                                          ----------    ----------   ----------  ----------  -----------  -----------
  End of Year........................... $4,181,623    $3,540,092    $4,888,955  $4,059,916  $13,009,729  $12,577,575
                                          ==========    ==========   ==========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................    201,532       166,717       139,784     127,842      113,522      135,446
  Shares Issued in Lieu of Cash
   Distributions........................     12,306        34,991         9,151      11,884       28,063       21,362
  Shares Redeemed.......................    (85,422)      (79,211)      (81,345)    (67,340)    (115,085)    (107,415)
                                          ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed..........................    128,416       122,497        67,590      72,386       26,500       49,393
                                          ==========    ==========   ==========  ==========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME).............. $ (148,335)   $ (221,598)   $   61,223  $   50,527  $   (39,951) $    44,763

----------
* Net of foreign capital gain taxes withheld of $92, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                          INTERNATIONAL VECTOR EQUITY WORLD EX U.S. VALUE WORLD EX U.S. TARGETED
                                                                 PORTFOLIO                 PORTFOLIO         VALUE PORTFOLIO
                                                          --------------------------  ------------------  --------------------
                                                             YEAR          YEAR         YEAR      YEAR       YEAR        YEAR
                                                            ENDED         ENDED        ENDED     ENDED      ENDED       ENDED
                                                           OCT. 31,      OCT. 31,     OCT. 31,  OCT. 31,   OCT. 31,    OCT. 31,
                                                             2016          2015         2016      2015       2016        2015
                                                           ----------    ----------   --------  --------  ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........................... $   46,551    $   37,987    $  5,412  $  3,484  $   5,264   $   3,960
  Capital Gain Distributions Received from Affiliated
   Investment Companies..................................         --            --         256       169         --       1,932
  Net Realized Gain (Loss) on:
    Investment Securities Sold*..........................      4,157         5,992      (2,948)       --      6,843        (356)
    Affiliated Investment Companies Shares Sold..........         --            --          --     1,061         --     (13,958)
    Futures..............................................        182            --         112        --         --        (347)
    Foreign Currency Transactions........................        127          (490)         85       (65)       124        (169)
    Forward Currency Contracts...........................        (44)           --          --        --          8          --
    In-Kind Redemptions..................................         --        10,623          --        --         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........     16,206       (79,483)      7,285   (16,458)     5,177       8,649
    Affiliated Investment Companies Shares...............         --            --         148        --         --      (6,911)
    Futures..............................................         --            --         (19)       --         --          --
    Translation of Foreign Currency Denominated
     Amounts.............................................       (165)           54         (11)        7        (20)         (2)
                                                           ----------    ----------   --------  --------  ---------   ---------
     Net Increase (Decrease) in Net Assets Resulting
      from Operations....................................     67,014       (25,317)     10,320   (11,802)    17,396      (7,202)
                                                           ----------    ----------   --------  --------  ---------   ---------
Distributions From:
  Net Investment Income:
    Institutional Class Shares...........................    (43,651)      (36,861)     (5,358)   (3,283)    (4,374)     (3,896)
  Net Short-Term Gains:
    Institutional Class Shares...........................         --        (1,236)         --        --         --          --
  Net Long-Term Gains:
    Institutional Class Shares...........................     (5,716)      (10,949)         --        --         --        (408)
                                                           ----------    ----------   --------  --------  ---------   ---------
     Total Distributions.................................    (49,367)      (49,046)     (5,358)   (3,283)    (4,374)     (4,304)
                                                           ----------    ----------   --------  --------  ---------   ---------
Capital Share Transactions (1):
  Shares Issued..........................................    688,513       757,055      47,689    65,656    164,346     204,717
  Shares Issued in Lieu of Cash Distributions............     48,918        48,618       5,353     3,281      4,371       4,301
  Shares Redeemed........................................   (493,518)     (441,949)    (25,151)  (12,502)  (128,258)   (120,877)
                                                           ----------    ----------   --------  --------  ---------   ---------
     Net Increase (Decrease) from Capital Share
      Transactions.......................................    243,913       363,724      27,891    56,435     40,459      88,141
                                                           ----------    ----------   --------  --------  ---------   ---------
     Total Increase (Decrease) in Net Assets.............    261,560       289,361      32,853    41,350     53,481      76,635
NET ASSETS
  Beginning of Period....................................  1,594,914     1,305,553     155,301   113,951    227,731     151,096
                                                           ----------    ----------   --------  --------  ---------   ---------
  End of Period.......................................... $1,856,474    $1,594,914    $188,154  $155,301  $ 281,212   $ 227,731
                                                           ==========    ==========   ========  ========  =========   =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued..........................................     68,056        68,272       5,184     6,010     15,218      17,665
  Shares Issued in Lieu of Cash Distributions............      4,797         4,463         562       303        392         377
  Shares Redeemed........................................    (48,877)      (40,404)     (2,605)   (1,167)   (12,154)    (10,646)
                                                           ----------    ----------   --------  --------  ---------   ---------
     Net Increase (Decrease) from Shares Issued and
      Redeemed...........................................     23,976        32,331       3,141     5,146      3,456       7,396
                                                           ==========    ==========   ========  ========  =========   =========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS
 IN EXCESS OF NET INVESTMENT INCOME)..................... $    4,967    $    3,889    $    737  $    517  $     882   $      10

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $1 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                             WORLD EX U.S. CORE EQUITY                             SELECTIVELY HEDGED GLOBAL
                                                    PORTFOLIO          WORLD CORE EQUITY PORTFOLIO  EQUITY PORTFOLIO
                                             ------------------------  --------------------------  ------------------------
                                                YEAR         YEAR        YEAR          YEAR          YEAR         YEAR
                                               ENDED        ENDED       ENDED         ENDED         ENDED        ENDED
                                              OCT. 31,     OCT. 31,    OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,
                                                2016         2015        2016          2015          2016         2015
                                             ----------   ----------   --------      --------      --------     --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).............. $   37,861   $   19,993   $  5,949      $  2,788      $  5,406     $  3,745
  Capital Gain Distributions Received from
   Affiliated Investment Companies..........         --           --      1,313           171         2,164          469
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..............     (2,134)         534     (2,896)           --          (989)          --
   Affiliated Investment Companies
    Shares Sold.............................         --       (9,894)        --          (905)           --         (251)
   Futures..................................       (629)         171         --            --         1,760         (402)
   Foreign Currency Transactions............        189         (238)        --            --            --        3,159
   Forward Currency Contracts...............         --           --         --            --           371           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency................................     47,901      (56,453)        --            --            --           --
   Affiliated Investment Companies
    Shares..................................         --        2,100      9,340        (4,000)        6,150       (9,320)
   Futures..................................         --           --         --            --        (1,100)         701
   Translation of Foreign Currency
    Denominated Amounts.....................       (103)         (13)        --            --            --         (530)
   Forward Currency Contracts...............         --           --         --            --           541           --
                                             ----------   ----------     --------      --------     --------     --------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.............................     83,085      (43,800)    13,706        (1,946)       14,303       (2,429)
                                             ----------   ----------     --------      --------     --------     --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...............    (36,005)     (15,824)    (5,800)       (2,667)       (6,333)      (4,603)
  Net Short-Term Gains:
   Institutional Class Shares...............         --           --         --           (12)         (115)        (365)
  Net Long-Term Gains:
   Institutional Class Shares...............         --           --       (132)         (232)         (620)      (1,915)
                                             ----------   ----------     --------      --------     --------     --------
    Total Distributions.....................    (36,005)     (15,824)    (5,932)       (2,911)       (7,068)      (6,883)
                                             ----------   ----------     --------      --------     --------     --------
Capital Share Transactions (1):
  Shares Issued.............................    729,178      946,814    189,580       143,661        77,521      130,229
  Shares Issued in Lieu of Cash
   Distributions............................     34,930       15,654      5,702         2,860         7,066        6,883
  Shares Redeemed...........................   (325,571)    (138,664)   (35,482)      (14,716)      (47,024)     (29,970)
                                             ----------   ----------     --------      --------     --------     --------
    Net Increase (Decrease) from Capital
     Share Transactions.....................    438,537      823,804    159,800       131,805        37,563      107,142
                                             ----------   ----------     --------      --------     --------     --------
    Total Increase (Decrease) in Net
     Assets.................................    485,617      764,180    167,574       126,948        44,798       97,830
NET ASSETS
  Beginning of Period.......................  1,170,828      406,648    202,655        75,707       245,106      147,276
                                             ----------   ----------     --------      --------     --------     --------
  End of Period............................. $1,656,445   $1,170,828   $370,229      $202,655      $289,904     $245,106
                                             ==========   ==========     ========      ========     ========     ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................     78,713       92,639     14,944        10,926         6,131        9,466
  Shares Issued in Lieu of Cash
   Distributions............................      3,690        1,533        451           220           552          532
  Shares Redeemed...........................    (34,710)     (13,850)    (2,883)       (1,167)       (3,623)      (2,213)
                                             ----------   ----------     --------      --------     --------     --------
    Net Increase (Decrease) from
     Shares Issued and Redeemed.............     47,693       80,322     12,512         9,979         3,060        7,785
                                             ==========   ==========     ========      ========     ========     ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)......................... $    4,174   $    3,451   $    205      $    121      $  4,245     $  5,058

                                             EMERGING MARKETS PORTFOLIO
                                             ------------------------
                                                 YEAR          YEAR
                                                ENDED         ENDED
                                               OCT. 31,      OCT. 31,
                                                 2016          2015
                                             -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).............. $    90,681   $    82,136
  Capital Gain Distributions Received from
   Affiliated Investment Companies..........          --            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..............    (105,635)      (98,317)
   Affiliated Investment Companies
    Shares Sold.............................          --            --
   Futures..................................       5,655         2,417
   Foreign Currency Transactions............         955        (2,155)
   Forward Currency Contracts...............          --            --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency................................     506,131      (669,787)
   Affiliated Investment Companies
    Shares..................................          --            --
   Futures..................................        (263)            4
   Translation of Foreign Currency
    Denominated Amounts.....................         204           (93)
   Forward Currency Contracts...............          --            --
                                             -----------   -----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.............................     497,728      (685,795)
                                             -----------   -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...............     (89,527)      (73,891)
  Net Short-Term Gains:
   Institutional Class Shares...............          --            --
  Net Long-Term Gains:
   Institutional Class Shares...............          --            --
                                             -----------   -----------
    Total Distributions.....................     (89,527)      (73,891)
                                             -----------   -----------
Capital Share Transactions (1):
  Shares Issued.............................   1,428,054     2,348,904
  Shares Issued in Lieu of Cash
   Distributions............................      83,981        68,708
  Shares Redeemed...........................  (1,326,366)   (1,410,094)
                                             -----------   -----------
    Net Increase (Decrease) from Capital
     Share Transactions.....................     185,669     1,007,518
                                             -----------   -----------
    Total Increase (Decrease) in Net
     Assets.................................     593,870       247,832
NET ASSETS
  Beginning of Period.......................   4,321,530     4,073,698
                                             -----------   -----------
  End of Period............................. $ 4,915,400   $ 4,321,530
                                             ===========   ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................      67,596        98,569
  Shares Issued in Lieu of Cash
   Distributions............................       3,805         3,055
  Shares Redeemed...........................     (62,542)      (59,625)
                                             -----------   -----------
    Net Increase (Decrease) from
     Shares Issued and Redeemed.............       8,859        41,999
                                             ===========   ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)......................... $     3,519   $     5,762

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                   EMERGING MARKETS SMALL   EMERGING MARKETS VALUE     EMERGING MARKETS CORE
                                                        CAP PORTFOLIO              PORTFOLIO             EQUITY PORTFOLIO
                                                   ----------------------  ------------------------  ------------------------
                                                      YEAR        YEAR         YEAR         YEAR         YEAR         YEAR
                                                     ENDED       ENDED        ENDED        ENDED        ENDED        ENDED
                                                    OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                      2016        2015         2016         2015         2016         2015
                                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................... $  120,203  $  109,144  $   342,874  $   362,517  $   351,450  $   324,860
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................    141,742      46,152      (77,435)    (409,296)    (342,991)    (327,586)
   Futures........................................      4,016          --       11,373           --       30,116           --
   Foreign Currency Transactions..................        338      (4,493)       3,728       (7,810)        (539)      (8,472)
   In-Kind Redemptions............................         --          --           --           --           --       29,647
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency......................................    394,050    (681,504)   1,954,176   (3,279,764)   2,038,618   (2,517,402)
   Futures........................................        286          --         (391)          --       (3,447)          --
   Translation of Foreign Currency Denominated
    Amounts.......................................        579        (237)          46          107          726         (300)
                                                   ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................    661,214    (530,938)   2,234,371   (3,334,246)   2,073,933   (2,499,253)
                                                   ----------  ----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares................................         --          --       (2,365)      (1,822)          --           --
   Institutional Class Shares.....................   (124,387)    (99,603)    (436,707)    (349,391)    (349,434)    (304,141)
  Net Short-Term Gains:
   Institutional Class Shares.....................         --      (3,364)          --           --           --           --
  Net Long-Term Gains:
   Institutional Class Shares.....................    (36,697)    (88,636)          --           --           --           --
                                                   ----------  ----------  -----------  -----------  -----------  -----------
    Total Distributions...........................   (161,084)   (191,603)    (439,072)    (351,213)    (349,434)    (304,141)
                                                   ----------  ----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...................................    913,984   1,309,981    2,821,337    3,635,785    6,091,963    6,175,578
  Shares Issued in Lieu of Cash Distributions.....    151,141     180,085      416,149      332,144      328,562      282,610
  Shares Redeemed.................................   (950,920)   (782,954)  (3,539,505)  (4,119,848)  (4,288,936)  (4,525,463)
                                                   ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions.................................    114,205     707,112     (302,019)    (151,919)   2,131,589    1,932,725
                                                   ----------  ----------  -----------  -----------  -----------  -----------
    Total Increase (Decrease) in Net Assets.......    614,335     (15,429)   1,493,280   (3,837,378)   3,856,088     (870,669)
NET ASSETS
  Beginning of Year...............................  4,845,174   4,860,603   14,908,964   18,746,342   14,856,878   15,727,547
                                                   ----------  ----------  -----------  -----------  -----------  -----------
  End of Year..................................... $5,459,509  $4,845,174  $16,402,244  $14,908,964  $18,712,966  $14,856,878
                                                   ==========  ==========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...................................     49,652      65,569      133,176      147,429      379,414      339,318
  Shares Issued in Lieu of Cash Distributions.....      8,492       9,583       19,311       14,339       19,496       16,465
  Shares Redeemed.................................    (52,089)    (40,423)    (163,363)    (164,669)    (265,600)    (255,411)
                                                   ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed..........................      6,055      34,729      (10,876)      (2,901)     133,310      100,372
                                                   ==========  ==========  ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME).......................................... $   12,479  $   14,068  $   (49,300) $    24,502  $    11,774  $    17,752

----------
* Net of foreign capital gain taxes withheld of $68, $0, $144, $0, $53 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                         ------------------------------------------------

                                           YEAR      YEAR      YEAR      YEAR      YEAR
                                          ENDED     ENDED     ENDED     ENDED     ENDED
                                         OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                           2016      2015      2014      2013      2012
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.... $  12.54  $  13.65  $  11.70  $   9.29  $   8.15
                                         --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......     0.10      0.07      0.07      0.07      0.07
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............     0.45      0.53      1.94      2.42      1.20
                                         --------  --------  --------  --------  --------
   Total from Investment Operations.....     0.55      0.60      2.01      2.49      1.27
-------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................    (0.08)    (0.05)    (0.06)    (0.08)    (0.13)
 Net Realized Gains.....................    (0.79)    (1.66)       --        --        --
                                         --------  --------  --------  --------  --------
   Total Distributions..................    (0.87)    (1.71)    (0.06)    (0.08)    (0.13)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $  12.22  $  12.54  $  13.65  $  11.70  $   9.29
=======================================  ========  ========  ========  ========  ========
Total Return............................     4.75%     5.25%    17.18%    26.99%    15.84%
-------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $238,413  $203,641  $216,719  $212,840  $190,011
Ratio of Expenses to Average Net Assets.     0.23%     0.24%     0.23%     0.24%     0.25%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees
 Paid Indirectly).......................     0.24%     0.24%     0.23%     0.24%     0.25%
Ratio of Net Investment Income to
 Average Net Assets.....................     0.80%     0.53%     0.55%     0.63%     0.80%
Portfolio Turnover Rate.................      119%      223%      202%      139%       76%
-------------------------------------------------------------------------------------------

                                                U.S. LARGE CAP EQUITY PORTFOLIO
                                         ---------------------------------------
                                                                           PERIOD
                                           YEAR      YEAR      YEAR       JUNE 25,
                                          ENDED     ENDED     ENDED      2013(A) TO
                                         OCT. 31,  OCT. 31,  OCT. 31,     OCT. 31,
                                           2016      2015      2014         2013
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.... $  12.86  $  12.65  $  11.07   $  10.00
                                         --------  --------  --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......     0.25      0.23      0.21       0.06
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............     0.19      0.21      1.57       1.04
                                         --------  --------  --------   --------
   Total from Investment Operations.....     0.44      0.44      1.78       1.10
---------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................    (0.24)    (0.21)    (0.20)     (0.03)
 Net Realized Gains.....................       --     (0.02)       --         --
                                         --------  --------  --------   --------
   Total Distributions..................    (0.24)    (0.23)    (0.20)     (0.03)
---------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $  13.06  $  12.86  $  12.65   $  11.07
=======================================  ========  ========  ========  ==========
Total Return............................     3.51%     3.49%    16.19%     11.01%(D)
---------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $851,323  $699,144  $274,955   $135,407
Ratio of Expenses to Average Net Assets.     0.18%     0.19%     0.19%      0.19%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees
 Paid Indirectly).......................     0.17%     0.19%     0.20%      0.25%(C)(E)
Ratio of Net Investment Income to
 Average Net Assets.....................     1.99%     1.77%     1.75%      1.58%(C)(E)
Portfolio Turnover Rate.................       12%       12%        1%         0%(D)
---------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     U.S. LARGE CAP VALUE PORTFOLIO
                                                                     ---------------------------------------------------
                                                                         YEAR         YEAR         YEAR         YEAR
                                                                        ENDED        ENDED        ENDED        ENDED
                                                                       OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                                         2016         2015         2014         2013
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period................................ $     33.27  $     33.75  $     29.72  $     22.34
                                                                     -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...................................        0.70         0.69         0.56         0.47
 Net Gains (Losses) on Securities (Realized and Unrealized).........        0.71        (0.32)        4.02         7.38
                                                                     -----------  -----------  -----------  -----------
   Total from Investment Operations.................................        1.41         0.37         4.58         7.85
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..............................................       (0.70)       (0.66)       (0.55)       (0.47)
 Net Realized Gains.................................................       (1.35)       (0.19)          --           --
                                                                     -----------  -----------  -----------  -----------
   Total Distributions..............................................       (2.05)       (0.85)       (0.55)       (0.47)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...................................... $     32.63  $     33.27  $     33.75  $     29.72
===================================================================  ===========  ===========  ===========  ===========
Total Return........................................................        4.58%        1.16%       15.49%       35.52%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................... $17,673,253  $15,807,935  $15,146,981  $11,963,072
Ratio of Expenses to Average Net Assets (B).........................        0.27%        0.27%        0.27%        0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor) (B).......................................................        0.37%        0.30%        0.27%        0.27%
Ratio of Net Investment Income to Average Net Assets................        2.24%        2.04%        1.75%        1.82%
-------------------------------------------------------------------------------------------------------------------------

                                                                     -----------
                                                                        YEAR
                                                                       ENDED
                                                                      OCT. 31,
                                                                        2012
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period................................ $    19.29
                                                                     ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...................................       0.41
 Net Gains (Losses) on Securities (Realized and Unrealized).........       3.04
                                                                     ----------
   Total from Investment Operations.................................       3.45
--------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..............................................      (0.40)
 Net Realized Gains.................................................         --
                                                                     ----------
   Total Distributions..............................................      (0.40)
--------------------------------------------------------------------------------
Net Asset Value, End of Period...................................... $    22.34
===================================================================  ==========
Total Return........................................................      18.14%
--------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................... $8,334,585
Ratio of Expenses to Average Net Assets (B).........................       0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor) (B).......................................................       0.27%
Ratio of Net Investment Income to Average Net Assets................       1.99%
--------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES
                                                                            --------------------------------------------
                                                                              YEAR     YEAR      YEAR     YEAR     YEAR
                                                                             ENDED    ENDED     ENDED    ENDED    ENDED
                                                                            OCT. 31, OCT. 31,  OCT. 31, OCT. 31, OCT. 31,
                                                                              2016     2015      2014     2013     2012
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year......................................... $ 21.58  $ 23.19   $ 22.63   $17.28  $ 15.32
                                                                            -------  -------   -------   ------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)..........................................    0.24     0.26      0.18     0.27     0.15
 Net Gains (Losses) on Securities (Realized and Unrealized)................    0.60    (0.61)     1.86     6.28     2.06
                                                                            -------  -------   -------   ------  -------
   Total from Investment Operations........................................    0.84    (0.35)     2.04     6.55     2.21
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.....................................................   (0.27)   (0.25)    (0.16)   (0.22)   (0.13)
 Net Realized Gains........................................................   (0.89)   (1.01)    (1.32)   (0.98)   (0.12)
                                                                            -------  -------   -------   ------  -------
   Total Distributions.....................................................   (1.16)   (1.26)    (1.48)   (1.20)   (0.25)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................................... $ 21.26  $ 21.58   $ 23.19   $22.63  $ 17.28
==========================================================================  ======== ========  ======== ======== ========
Total Return...............................................................    4.21%   (1.33)%    9.47%   40.39%   14.67%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................................ $35,661  $40,159   $16,971   $9,470  $49,423
Ratio of Expenses to Average Net Assets....................................    0.47%    0.47%     0.47%    0.47%    0.48%
Ratio of Net Investment Income to Average Net Assets.......................    1.16%    1.15%     0.79%    1.42%    0.93%
Portfolio Turnover Rate....................................................      28%      15%       10%      16%      20%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES
                                                   ----------------------------------------------
                                                     YEAR       YEAR      YEAR     YEAR     YEAR
                                                    ENDED      ENDED     ENDED    ENDED    ENDED
                                                   OCT. 31,   OCT. 31,  OCT. 31, OCT. 31, OCT. 31,
                                                     2016       2015      2014     2013     2012
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $  21.51  $  23.12   $ 22.57  $ 17.26  $ 15.31
                                                   --------  --------   -------  -------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................     0.20      0.23      0.15     0.19     0.13
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................     0.60     (0.61)     1.84     6.31     2.05
                                                   --------  --------   -------  -------  -------
   Total from Investment Operations...............     0.80     (0.38)     1.99     6.50     2.18
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................    (0.26)    (0.22)    (0.12)   (0.21)   (0.11)
 Net Realized Gains...............................    (0.89)    (1.01)    (1.32)   (0.98)   (0.12)
                                                   --------  --------   -------  -------  -------
   Total Distributions............................    (1.15)    (1.23)    (1.44)   (1.19)   (0.23)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $  21.16  $  21.51   $ 23.12  $ 22.57  $ 17.26
=================================================  ========  ========   ======== ======== ========
Total Return......................................     4.04%    (1.49)%    9.30%   40.10%   14.46%
--------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $147,945  $135,412   $82,977  $23,305  $12,754
Ratio of Expenses to Average Net Assets...........     0.62%     0.63%     0.62%    0.62%    0.63%
Ratio of Net Investment Income to Average Net
 Assets...........................................     1.00%     1.02%     0.64%    0.95%    0.78%
Portfolio Turnover Rate...........................       28%       15%       10%      16%      20%
--------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                   -----------------------------------------------------------
                                                      YEAR         YEAR        YEAR        YEAR        YEAR
                                                     ENDED        ENDED       ENDED       ENDED       ENDED
                                                    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                      2016         2015        2014        2013        2012
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $    21.56  $    23.16   $    22.60  $    17.28  $    15.32
                                                   ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.25        0.29         0.21        0.24        0.17
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       0.60       (0.61)        1.85        6.31        2.06
                                                   ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations...............       0.85       (0.32)        2.06        6.55        2.23
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.26)      (0.27)       (0.18)      (0.25)      (0.15)
 Net Realized Gains...............................      (0.89)      (1.01)       (1.32)      (0.98)      (0.12)
                                                   ----------  ----------   ----------  ----------  ----------
   Total Distributions............................      (1.15)      (1.28)       (1.50)      (1.23)      (0.27)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $    21.26  $    21.56   $    23.16  $    22.60  $    17.28
=================================================  ==========  ==========   ==========  ==========  ==========
Total Return......................................       4.29%      (1.20)%       9.58%      40.40%      14.78%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $7,884,683  $6,987,896   $5,490,959  $4,180,974  $2,989,632
Ratio of Expenses to Average Net Assets...........       0.37%       0.37%        0.37%       0.37%       0.38%
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.24%       1.28%        0.90%       1.25%       1.03%
Portfolio Turnover Rate...........................         28%         15%          10%         16%         20%
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   U.S. SMALL CAP VALUE PORTFOLIO
                                                   --------------------------------------------------------------
                                                       YEAR         YEAR          YEAR        YEAR        YEAR
                                                      ENDED        ENDED         ENDED       ENDED       ENDED
                                                     OCT. 31,     OCT. 31,      OCT. 31,    OCT. 31,    OCT. 31,
                                                       2016         2015          2014        2013        2012
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $     33.08  $     35.82   $     34.48  $    26.57  $    23.50
                                                   -----------  -----------   -----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................        0.32         0.41          0.23        0.39        0.20
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        1.06        (1.44)         2.93        9.41        3.38
                                                   -----------  -----------   -----------  ----------  ----------
   Total from Investment Operations...............        1.38        (1.03)         3.16        9.80        3.58
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................       (0.33)       (0.38)        (0.22)      (0.37)      (0.18)
 Net Realized Gains...............................       (1.38)       (1.33)        (1.60)      (1.52)      (0.33)
                                                   -----------  -----------   -----------  ----------  ----------
   Total Distributions............................       (1.71)       (1.71)        (1.82)      (1.89)      (0.51)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $     32.75  $     33.08   $     35.82  $    34.48  $    26.57
=================================================  ===========  ===========   ===========  ==========  ==========
Total Return......................................        4.49%       (2.83)%        9.49%      39.35%      15.60%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $12,613,185  $11,680,262   $11,512,306  $9,526,981  $7,088,470
Ratio of Expenses to Average Net Assets...........        0.52%        0.52%         0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net
 Assets...........................................        1.01%        1.18%         0.66%       1.28%       0.78%
Portfolio Turnover Rate...........................          19%          17%            9%         14%         15%
------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              U.S. CORE EQUITY 1 PORTFOLIO
                                                             -------------------------------------------------------------
                                                                 YEAR         YEAR         YEAR        YEAR        YEAR
                                                                ENDED        ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016         2015         2014        2013        2012
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $     17.90  $     17.71  $     15.74  $    12.11  $    10.78
                                                             -----------  -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.33         0.31         0.27        0.25        0.21
 Net Gains (Losses) on Securities (Realized and Unrealized).        0.30         0.26         2.02        3.62        1.32
                                                             -----------  -----------  -----------  ----------  ----------
   Total from Investment Operations.........................        0.63         0.57         2.29        3.87        1.53
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.32)       (0.30)       (0.25)      (0.24)      (0.20)
 Net Realized Gains.........................................       (0.21)       (0.08)       (0.07)         --          --
                                                             -----------  -----------  -----------  ----------  ----------
   Total Distributions......................................       (0.53)       (0.38)       (0.32)      (0.24)      (0.20)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $     18.00  $     17.90  $     17.71  $    15.74  $    12.11
===========================================================  ===========  ===========  ===========  ==========  ==========
Total Return................................................        3.68%        3.26%       14.72%      32.32%      14.29%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $14,960,159  $13,275,774  $10,780,830  $7,566,179  $4,876,973
Ratio of Expenses to Average Net Assets.....................        0.19%        0.19%        0.19%       0.19%       0.19%
Ratio of Net Investment Income to Average Net Assets........        1.88%        1.71%        1.61%       1.79%       1.79%
Portfolio Turnover Rate.....................................           4%           4%           5%          1%          3%
----------------------------------------------------------------------------------------------------------------------------

                                                                              U.S. CORE EQUITY 2 PORTFOLIO
                                                             -------------------------------------------------------------
                                                                 YEAR         YEAR         YEAR        YEAR        YEAR
                                                                ENDED        ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016         2015         2014        2013        2012
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $     17.26  $     17.34  $     15.62  $    11.99  $    10.61
                                                             -----------  -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.31         0.30         0.26        0.24        0.20
 Net Gains (Losses) on Securities (Realized and Unrealized).        0.25         0.02         1.86        3.73        1.36
                                                             -----------  -----------  -----------  ----------  ----------
   Total from Investment Operations.........................        0.56         0.32         2.12        3.97        1.56
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.30)       (0.28)       (0.24)      (0.24)      (0.18)
 Net Realized Gains.........................................       (0.33)       (0.12)       (0.16)      (0.10)         --
                                                             -----------  -----------  -----------  ----------  ----------
   Total Distributions......................................       (0.63)       (0.40)       (0.40)      (0.34)      (0.18)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $     17.19  $     17.26  $     17.34  $    15.62  $    11.99
===========================================================  ===========  ===========  ===========  ==========  ==========
Total Return................................................        3.47%        1.92%       13.78%      33.66%      14.81%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $16,851,046  $15,200,564  $12,919,176  $9,989,564  $6,923,984
Ratio of Expenses to Average Net Assets.....................        0.22%        0.22%        0.22%       0.22%       0.22%
Ratio of Net Investment Income to Average Net Assets........        1.87%        1.68%        1.55%       1.74%       1.74%
Portfolio Turnover Rate.....................................           4%           5%           6%          3%          5%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                U.S. VECTOR EQUITY PORTFOLIO
                                -----------------------------------------------------------
                                   YEAR         YEAR        YEAR        YEAR        YEAR
                                  ENDED        ENDED       ENDED       ENDED       ENDED
                                 OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                   2016         2015        2014        2013        2012
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year.......................... $    16.22  $    17.04   $    15.62  $    11.61  $    10.28
                                ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income
   (Loss) (A)..................       0.25        0.25         0.21        0.20        0.16
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       0.24       (0.30)        1.62        4.03        1.32
                                ----------  ----------   ----------  ----------  ----------
   Total from Investment
    Operations.................       0.49       (0.05)        1.83        4.23        1.48
--------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.25)      (0.24)       (0.19)      (0.20)      (0.15)
 Net Realized Gains............      (0.53)      (0.53)       (0.22)      (0.02)         --
                                ----------  ----------   ----------  ----------  ----------
   Total Distributions.........      (0.78)      (0.77)       (0.41)      (0.22)      (0.15)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Year... $    15.93  $    16.22   $    17.04  $    15.62  $    11.61
=============================   ==========  ==========   ==========  ==========  ==========
Total Return...................       3.28%      (0.18)%      11.91%      36.80%      14.55%
--------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $3,822,647  $3,651,529   $3,501,319  $2,893,842  $2,009,177
Ratio of Expenses to Average
 Net Assets....................       0.32%       0.32%        0.32%       0.32%       0.32%
Ratio of Net Investment
 Income to Average Net Assets..       1.64%       1.50%        1.26%       1.50%       1.45%
Portfolio Turnover Rate........         10%         10%          10%          3%          9%
--------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               U.S. SMALL CAP PORTFOLIO
                                                             ------------------------------------------------------------
                                                                 YEAR         YEAR        YEAR        YEAR        YEAR
                                                                ENDED        ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016         2015        2014        2013        2012
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $     30.84  $     31.38  $    30.03  $    23.11  $    20.55
                                                             -----------  -----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income
    (Loss) (A)..............................................        0.34         0.35        0.26        0.35        0.25
 Net Gains (Losses) on Securities (Realized and Unrealized).        0.77         0.33        2.27        8.13        2.53
                                                             -----------  -----------  ----------  ----------  ----------
   Total from Investment Operations.........................        1.11         0.68        2.53        8.48        2.78
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.35)       (0.33)      (0.24)      (0.36)      (0.22)
 Net Realized Gains.........................................       (1.46)       (0.89)      (0.94)      (1.20)         --
                                                             -----------  -----------  ----------  ----------  ----------
   Total Distributions......................................       (1.81)       (1.22)      (1.18)      (1.56)      (0.22)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $     30.14  $     30.84  $    31.38  $    30.03  $    23.11
===========================================================  ===========  ===========  ==========  ==========  ==========
Total Return................................................        3.89%        2.34%       8.67%      39.03%      13.61%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $12,977,199  $10,616,542  $9,247,716  $7,446,827  $4,563,345
Ratio of Expenses to Average Net Assets.....................        0.37%        0.37%       0.37%       0.37%       0.37%
Ratio of Net Investment Income to Average Net Assets........        1.16%        1.10%       0.86%       1.33%       1.14%
Portfolio Turnover Rate.....................................          10%          11%          9%         10%         16%
---------------------------------------------------------------------------------------------------------------------------

                                                                              U.S. MICRO CAP PORTFOLIO
                                                             ----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                               ENDED       ENDED       ENDED       ENDED       ENDED
                                                              OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                2016        2015        2014        2013        2012
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    19.00  $    20.10  $    19.64  $    14.84  $    13.24
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income
    (Loss) (A)..............................................       0.16        0.16        0.14        0.19        0.14
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.60        0.02        1.35        5.57        1.59
                                                             ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       0.76        0.18        1.49        5.76        1.73
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.16)      (0.16)      (0.13)      (0.20)      (0.13)
 Net Realized Gains.........................................      (1.02)      (1.12)      (0.90)      (0.76)         --
                                                             ----------  ----------  ----------  ----------  ----------
   Total Distributions......................................      (1.18)      (1.28)      (1.03)      (0.96)      (0.13)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    18.58  $    19.00  $    20.10  $    19.64  $    14.84
===========================================================  ==========  ==========  ==========  ==========  ==========
Total Return................................................       4.32%       1.11%       7.88%      41.34%      13.13%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $5,128,323  $5,007,091  $5,029,027  $4,695,831  $3,437,958
Ratio of Expenses to Average Net Assets.....................       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets........       0.88%       0.82%       0.69%       1.16%       0.99%
Portfolio Turnover Rate.....................................         15%         14%         12%         11%         15%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        DFA REAL ESTATE SECURITIES PORTFOLIO
                                                             ----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                               ENDED       ENDED       ENDED       ENDED       ENDED
                                                              OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                2016        2015        2014        2013        2012
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    33.04  $    32.24  $    27.77  $    25.83  $    23.25
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income
    (Loss) (A)..............................................       1.09        0.90        0.72        0.67        0.57
 Net Gains (Losses) on Securities (Realized and Unrealized).       1.18        0.95        4.62        1.95        2.74
                                                             ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       2.27        1.85        5.34        2.62        3.31
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.99)      (1.05)      (0.87)      (0.68)      (0.73)
                                                             ----------  ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.99)      (1.05)      (0.87)      (0.68)      (0.73)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    34.32  $    33.04  $    32.24  $    27.77  $    25.83
===========================================================  ==========  ==========  ==========  ==========  ==========
Total Return................................................       6.89%       5.89%      19.80%      10.28%      14.45%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $7,260,180  $6,553,192  $6,607,759  $4,677,418  $3,716,389
Ratio of Expenses to Average Net Assets.....................       0.18%       0.18%       0.18%       0.18%       0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.19%       0.19%       0.19%       0.19%       0.23%
Ratio of Net Investment Income to Average Net Assets........       3.15%       2.75%       2.48%       2.42%       2.29%
Portfolio Turnover Rate.....................................          3%          4%          0%          1%          0%
-------------------------------------------------------------------------------------------------------------------------

                                                                           LARGE CAP INTERNATIONAL PORTFOLIO
                                                             ------------------------------------------------------------
                                                                 YEAR         YEAR        YEAR        YEAR        YEAR
                                                                ENDED        ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016         2015        2014        2013        2012
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    20.36   $    21.59   $    22.20  $    18.33  $    17.91
                                                             ----------   ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income
    (Loss) (A)..............................................       0.57         0.58         0.75        0.58        0.60
 Net Gains (Losses) on Securities (Realized and Unrealized).      (0.86)       (1.24)       (0.62)       3.90        0.40
                                                             ----------   ----------   ----------  ----------  ----------
   Total from Investment Operations.........................      (0.29)       (0.66)        0.13        4.48        1.00
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.55)       (0.57)       (0.74)      (0.61)      (0.58)
                                                             ----------   ----------   ----------  ----------  ----------
   Total Distributions......................................      (0.55)       (0.57)       (0.74)      (0.61)      (0.58)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    19.52   $    20.36   $    21.59  $    22.20  $    18.33
===========================================================  ==========   ==========   ==========  ==========  ==========
Total Return................................................      (1.30)%      (3.10)%       0.47%      24.85%       5.89%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $3,527,775   $3,150,334   $3,127,847  $2,755,114  $2,055,759
Ratio of Expenses to Average Net Assets.....................       0.28%        0.29%        0.28%       0.29%       0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.28%        0.29%        0.28%       0.29%       0.30%
Ratio of Net Investment Income to Average Net Assets........       2.95%        2.71%        3.35%       2.90%       3.38%
Portfolio Turnover Rate.....................................         10%          10%           4%          5%          4%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              INTERNATIONAL CORE EQUITY PORTFOLIO
                                ---------------------------------------------------------------
                                    YEAR         YEAR          YEAR         YEAR        YEAR
                                   ENDED        ENDED         ENDED        ENDED       ENDED
                                  OCT. 31,     OCT. 31,      OCT. 31,     OCT. 31,    OCT. 31,
                                    2016         2015          2014         2013        2012
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year.......................... $     11.69  $     12.15   $     12.57   $    10.10  $     9.89
                                -----------  -----------   -----------   ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................        0.32         0.32          0.38         0.31        0.31
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       (0.15)       (0.45)        (0.43)        2.47        0.20
                                -----------  -----------   -----------   ----------  ----------
   Total from Investment
    Operations.................        0.17        (0.13)        (0.05)        2.78        0.51
------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.28)       (0.33)        (0.37)       (0.31)      (0.30)
                                -----------  -----------   -----------   ----------  ----------
   Total Distributions.........       (0.28)       (0.33)        (0.37)       (0.31)      (0.30)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Year... $     11.58  $     11.69   $     12.15   $    12.57  $    10.10
=============================   ===========  ===========   ===========   ==========  ==========
Total Return...................        1.62%       (1.10)%       (0.55)%      27.98%       5.49%
------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $16,983,011  $14,420,568   $12,294,542   $9,508,466  $6,482,738
Ratio of Expenses to Average
 Net Assets....................        0.38%        0.38%         0.38%        0.39%       0.40%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........        0.38%        0.38%         0.38%        0.39%       0.40%
Ratio of Net Investment
 Income to Average Net Assets..        2.83%        2.63%         3.01%        2.80%       3.18%
Portfolio Turnover Rate........           2%           4%            7%           3%          5%
------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            INTERNATIONAL SMALL COMPANY PORTFOLIO
                                ------------------------------------------------------------
                                    YEAR        YEAR         YEAR        YEAR        YEAR
                                   ENDED       ENDED        ENDED       ENDED       ENDED
                                  OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                    2016        2015         2014        2013        2012
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year.......................... $     17.78  $    18.24  $    19.40   $    15.28  $    15.21
                                -----------  ----------  ----------   ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................        0.43        0.41        0.42         0.42        0.38
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................        0.48        0.12       (0.62)        4.16        0.39
                                -----------  ----------  ----------   ----------  ----------
   Total from Investment
    Operations.................        0.91        0.53       (0.20)        4.58        0.77
----------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.51)      (0.42)      (0.42)       (0.37)      (0.42)
 Net Realized Gains............       (0.40)      (0.57)      (0.54)       (0.09)      (0.28)
                                -----------  ----------  ----------   ----------  ----------
   Total Distributions.........       (0.91)      (0.99)      (0.96)       (0.46)      (0.70)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Year... $     17.78  $    17.78  $    18.24   $    19.40  $    15.28
=============================   ===========  ==========  ==========   ==========  ==========
Total Return...................        5.43%       3.30%      (1.09)%      30.66%       5.63%
----------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $10,387,361  $9,323,492  $8,844,517   $8,520,717  $6,423,160
Ratio of Expenses to Average
 Net Assets (B)................        0.53%       0.54%       0.53%        0.54%       0.56%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B).....        0.53%       0.54%       0.53%        0.54%       0.56%
Ratio of Net Investment
 Income to Average Net Assets..        2.47%       2.30%       2.15%        2.47%       2.58%
----------------------------------------------------------------------------------------------

                                        JAPANESE SMALL COMPANY PORTFOLIO
                                ------------------------------------------------
                                  YEAR      YEAR      YEAR      YEAR      YEAR
                                 ENDED     ENDED     ENDED     ENDED     ENDED
                                OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                  2016      2015      2014      2013      2012
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year.......................... $  20.46  $  19.15  $  19.33  $  14.99  $  15.24
                                --------  --------  --------  --------  --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................     0.32      0.25      0.24      0.26      0.29
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     2.51      1.36      0.13      4.21     (0.26)
                                --------  --------  --------  --------  --------
   Total from Investment
    Operations.................     2.83      1.61      0.37      4.47      0.03
---------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........    (0.28)    (0.30)    (0.55)    (0.13)    (0.28)
 Net Realized Gains............       --        --        --        --        --
                                --------  --------  --------  --------  --------
   Total Distributions.........    (0.28)    (0.30)    (0.55)    (0.13)    (0.28)
---------------------------------------------------------------------------------
Net Asset Value, End of Year... $  23.01  $  20.46  $  19.15  $  19.33  $  14.99
=============================   ========  ========  ========  ========  ========
Total Return...................    14.04%     8.62%     2.00%    30.06%     0.20%
---------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $509,413  $463,997  $508,190  $414,132  $293,968
Ratio of Expenses to Average
 Net Assets (B)................     0.54%     0.54%     0.55%     0.56%     0.57%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B).....     0.64%     0.57%     0.55%     0.56%     0.57%
Ratio of Net Investment
 Income to Average Net Assets..     1.57%     1.27%     1.25%     1.51%     1.88%
---------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       ASIA PACIFIC SMALL COMPANY PORTFOLIO            UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                --------------------------------------------------  --------------------------------------------
                                  YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                                OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31, OCT. 31, OCT. 31, OCT. 31,
                                  2016       2015       2014      2013      2012      2016      2015     2014     2013     2012
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year.......................... $  19.06  $  22.88   $  24.82   $  23.22  $  23.04  $ 35.50   $ 35.92  $ 36.96  $ 27.81  $ 23.44
                                --------  --------   --------   --------  --------  -------   -------  -------  -------  -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................     0.71      0.75       0.83       1.01      0.87     1.18      1.06     0.95     0.88     0.69
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     2.24     (3.51)     (1.81)      1.37      0.58    (6.55)     1.95    (0.65)    9.17     4.47
                                --------  --------   --------   --------  --------  -------   -------  -------  -------  -------
   Total from Investment
    Operations.................     2.95     (2.76)     (0.98)      2.38      1.45    (5.37)     3.01     0.30    10.05     5.16
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........    (0.74)    (1.06)     (0.96)     (0.78)    (1.27)   (1.29)    (1.05)   (0.93)   (0.90)   (0.79)
 Net Realized Gains............       --        --         --         --        --    (1.63)    (2.38)   (0.41)      --       --
                                --------  --------   --------   --------  --------  -------   -------  -------  -------  -------
   Total Distributions.........    (0.74)    (1.06)     (0.96)     (0.78)    (1.27)   (2.92)    (3.43)   (1.34)   (0.90)   (0.79)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year... $  21.27  $  19.06   $  22.88   $  24.82  $  23.22  $ 27.21   $ 35.50  $ 35.92  $ 36.96  $ 27.81
=============================   ========  ========   ========   ========  ========  ========  ======== ======== ======== ========
Total Return...................    16.18%   (12.19)%    (3.84)%    10.46%     7.09%  (16.20)%    9.43%    0.73%   36.81%   22.82%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $251,575  $200,270   $364,117   $331,166  $238,191  $32,323   $35,637  $35,050  $37,096  $31,316
Ratio of Expenses to Average
 Net Assets (B)................     0.54%     0.55%      0.55%      0.57%     0.59%    0.59%     0.58%    0.58%    0.59%    0.60%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B).....     0.64%     0.57%      0.55%      0.57%     0.59%    0.71%     0.62%    0.62%    0.63%    0.63%
Ratio of Net Investment
 Income to Average Net Assets..     3.57%     3.67%      3.53%      4.26%     3.91%    3.87%     2.99%    2.50%    2.79%    2.83%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               CONTINENTAL SMALL COMPANY PORTFOLIO
                                 ------------------------------------------------------------
                                     YEAR         YEAR         YEAR         YEAR         YEAR
                                    ENDED        ENDED        ENDED        ENDED        ENDED
                                   OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                     2016         2015         2014         2013         2012
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year........................... $  20.74     $  19.34     $  20.26     $  14.51     $  14.66
                                 --------     --------     --------     --------     --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)...................     0.43         0.43         0.42         0.37         0.39
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)..................     0.72         1.38        (0.90)        5.78        (0.17)
                                 --------     --------     --------     --------     --------
   Total from Investment
    Operations..................     1.15         1.81        (0.48)        6.15         0.22
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..........    (0.41)       (0.41)       (0.44)       (0.40)       (0.37)
                                 --------     --------     --------     --------     --------
   Total Distributions..........    (0.41)       (0.41)       (0.44)       (0.40)       (0.37)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.... $  21.48     $  20.74     $  19.34     $  20.26     $  14.51
==============================   ========     ========     ========     ========     ========
Total Return....................     5.70%        9.37%       (2.68)%      42.99%        1.85%
--------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).................... $292,117     $278,024     $168,961     $170,806     $106,316
Ratio of Expenses to Average
 Net Assets.....................     0.54%(B)     0.55%(B)     0.56%(B)     0.58%(B)     0.59%(B)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and Fees
 Paid Indirectly)...............     0.64%(B)     0.58%(B)     0.56%(B)     0.58%(B)     0.59%(B)
Ratio of Net Investment Income
 to Average Net Assets..........     2.08%        2.09%        1.97%        2.16%        2.78%
Portfolio Turnover Rate.........      N/A          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------

                                      DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                 -----------------------------------------------------------
                                    YEAR         YEAR        YEAR        YEAR        YEAR
                                   ENDED        ENDED       ENDED       ENDED       ENDED
                                  OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                    2016         2015        2014        2013        2012
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year........................... $     5.27  $     5.63   $     5.48  $     5.67  $     4.90
                                 ----------  ----------   ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)...................       0.20        0.19         0.22        0.22        0.27
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)..................      (0.15)      (0.22)        0.19        0.25        0.75
                                 ----------  ----------   ----------  ----------  ----------
   Total from Investment
    Operations..................       0.05       (0.03)        0.41        0.47        1.02
---------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..........      (0.09)      (0.33)       (0.26)      (0.66)      (0.25)
                                 ----------  ----------   ----------  ----------  ----------
   Total Distributions..........      (0.09)      (0.33)       (0.26)      (0.66)      (0.25)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Year.... $     5.23  $     5.27   $     5.63  $     5.48  $     5.67
==============================   ==========  ==========   ==========  ==========  ==========
Total Return....................       1.05%      (0.37)%       8.21%       9.24%      22.34%
---------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).................... $4,181,623  $3,540,092   $3,088,376  $2,158,977  $1,531,708
Ratio of Expenses to Average
 Net Assets.....................       0.28%       0.32%        0.38%       0.39%       0.41%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and Fees
 Paid Indirectly)...............       0.28%       0.32%        0.38%       0.39%       0.41%
Ratio of Net Investment Income
 to Average Net Assets..........       3.71%       3.64%        4.14%       4.07%       5.45%
Portfolio Turnover Rate.........          1%          2%           1%          5%          3%
---------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                                    ----------------------------------------------------------------------
                                                         YEAR           YEAR           YEAR           YEAR           YEAR
                                                        ENDED          ENDED          ENDED          ENDED          ENDED
                                                       OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,
                                                         2016           2015           2014           2013           2012
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................. $    10.59     $    10.63     $     9.59     $     9.33     $     8.21
                                                    ----------     ----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................       0.27           0.44           0.31           0.49           0.29
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       0.23          (0.09)          1.05           0.37           1.07
                                                    ----------     ----------     ----------     ----------     ----------
   Total from Investment Operations................       0.50           0.35           1.36           0.86           1.36
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................      (0.25)         (0.39)         (0.32)         (0.60)         (0.24)
  Net Realized Gains...............................         --             --             --             --             --
                                                    ----------     ----------     ----------     ----------     ----------
   Total Distributions.............................      (0.25)         (0.39)         (0.32)         (0.60)         (0.24)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................... $    10.84     $    10.59     $    10.63     $     9.59     $     9.33
=================================================== ==========     ==========     ==========     ==========     ==========
Total Return.......................................       4.87%          3.44%         14.98%          9.74%         17.33%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................ $4,888,955     $4,059,916     $3,305,472     $2,082,707     $1,315,547
Ratio of Expenses to Average Net Assets............       0.24%(B)       0.27%(B)       0.32%(B)       0.32%(B)       0.34%(B)
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor
 and Fees Paid Indirectly).........................       0.38%(B)       0.45%(B)       0.55%(B)       0.55%(B)       0.60%(B)
Ratio of Net Investment Income to Average Net
 Assets............................................       2.45%          4.16%          3.21%          5.18%          3.38%
Portfolio Turnover Rate............................          2%             1%           N/A            N/A            N/A
-------------------------------------------------------------------------------------------------------------------------------

                                                              DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                                    --------------------------------------------------------------
                                                        YEAR         YEAR         YEAR         YEAR        YEAR
                                                       ENDED        ENDED        ENDED        ENDED       ENDED
                                                      OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                        2016         2015         2014         2013        2012
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................. $     19.44  $     19.55  $     20.17  $     15.16  $    14.85
                                                    -----------  -----------  -----------  -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................        0.44         0.38         0.37         0.37        0.34
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................        0.29         0.22        (0.34)        5.21        0.61
                                                    -----------  -----------  -----------  -----------  ----------
   Total from Investment Operations................        0.73         0.60         0.03         5.58        0.95
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................       (0.58)       (0.37)       (0.35)       (0.36)      (0.36)
  Net Realized Gains...............................       (0.28)       (0.34)       (0.30)       (0.21)      (0.28)
                                                    -----------  -----------  -----------  -----------  ----------
   Total Distributions.............................       (0.86)       (0.71)       (0.65)       (0.57)      (0.64)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................... $     19.31  $     19.44  $     19.55  $     20.17  $    15.16
=================================================== ===========  ===========  ===========  ===========  ==========
Total Return.......................................        4.09%        3.31%        0.13%       37.79%       6.92%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................ $13,009,729  $12,577,575  $11,684,771  $11,148,899  $8,266,610
Ratio of Expenses to Average Net Assets............        0.68%        0.69%        0.68%        0.69%       0.71%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor
 and Fees Paid Indirectly).........................        0.68%        0.69%        0.68%        0.69%       0.71%
Ratio of Net Investment Income to Average Net
 Assets............................................        2.38%        1.94%        1.78%        2.16%       2.30%
Portfolio Turnover Rate............................          19%          18%           8%           9%         18%
-------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                                             ----------------------------------------------------------
                                                                YEAR         YEAR         YEAR        YEAR       YEAR
                                                               ENDED        ENDED        ENDED       ENDED      ENDED
                                                              OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,   OCT. 31,
                                                                2016         2015         2014        2013       2012
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $    10.76  $    11.26   $    11.75   $     9.33  $   9.34
                                                             ----------  ----------   ----------   ----------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.28        0.28         0.32         0.26      0.27
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.05       (0.41)       (0.43)        2.44      0.14
                                                             ----------  ----------   ----------   ----------  --------
   Total from Investment Operations.........................       0.33       (0.13)       (0.11)        2.70      0.41
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.27)      (0.27)       (0.30)       (0.25)    (0.27)
 Net Realized Gains.........................................      (0.04)      (0.10)       (0.08)       (0.03)    (0.15)
                                                             ----------  ----------   ----------   ----------  --------
   Total Distributions......................................      (0.31)      (0.37)       (0.38)       (0.28)    (0.42)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    10.78  $    10.76   $    11.26   $    11.75  $   9.33
===========================================================  ==========  ==========   ==========   ==========  ========
Total Return................................................       3.21%      (1.14)%      (1.05)%      29.52%     4.90%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $1,856,474  $1,594,914   $1,305,553   $1,090,774  $561,399
Ratio of Expenses to Average Net Assets.....................       0.49%       0.50%        0.49%        0.51%     0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.49%       0.50%        0.49%        0.51%     0.54%
Ratio of Net Investment Income to Average Net Assets........       2.73%       2.50%        2.64%        2.51%     2.94%
Portfolio Turnover Rate.....................................          4%          8%           8%           2%        5%
-------------------------------------------------------------------------------------------------------------------------

                                                                              WORLD EX U.S. VALUE PORTFOLIO
                                                             -----------------------------------------------------------
                                                                 YEAR         YEAR         YEAR         YEAR        YEAR
                                                                ENDED        ENDED        ENDED        ENDED       ENDED
                                                               OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                                 2016         2015         2014         2013        2012
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $  10.28     $  11.43     $  11.93     $   9.94     $  9.96
                                                             --------     --------     --------     --------     -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.31         0.30         0.42         0.29        0.29
 Net Gains (Losses) on Securities (Realized and Unrealized).     0.03        (1.18)       (0.50)        2.02       (0.05)
                                                             --------     --------     --------     --------     -------
   Total from Investment Operations.........................     0.34        (0.88)       (0.08)        2.31        0.24
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.31)       (0.27)       (0.42)       (0.32)      (0.26)
 Net Realized Gains.........................................       --           --           --           --          --
                                                             --------     --------     --------     --------     -------
   Total Distributions......................................    (0.31)       (0.27)       (0.42)       (0.32)      (0.26)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $  10.31     $  10.28     $  11.43     $  11.93     $  9.94
===========================================================  ========     ========     ========     ========     ========
Total Return................................................     3.54%       (7.77)%      (0.81)%      23.61%       2.70%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $188,154     $155,301     $113,951     $117,587     $57,197
Ratio of Expenses to Average Net Assets.....................     0.53%(B)     0.53%(B)     0.57%(B)     0.60%(B)    0.60%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........     0.76%(B)     0.75%(B)     0.76%(B)     0.76%(B)    0.84%(B)
Ratio of Net Investment Income to Average Net Assets........     3.20%        2.69%        3.54%        2.61%       2.97%
Portfolio Turnover Rate.....................................      N/A          N/A          N/A          N/A         N/A
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      WORLD EX U.S. TARGETED VALUE PORTFOLIO
                                  ---------------------------------------
                                                                     PERIOD
                                    YEAR       YEAR      YEAR       NOV. 1,
                                   ENDED      ENDED     ENDED      2012(A) TO
                                  OCT. 31,   OCT. 31,  OCT. 31,     OCT. 31,
                                    2016       2015      2014         2013
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period.......................... $  11.44  $  12.08   $  12.46   $ 10.00
                                  --------  --------   --------   -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)....................     0.25      0.23       0.23      0.20
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...................     0.55     (0.58)     (0.22)     2.46
                                  --------  --------   --------   -------
   Total from Investment
    Operations...................     0.80     (0.35)      0.01      2.66
---------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...........    (0.20)    (0.26)     (0.24)    (0.20)
 Net Realized Gains..............       --     (0.03)     (0.15)       --
                                  --------  --------   --------   -------
   Total Distributions...........    (0.20)    (0.29)     (0.39)    (0.20)
---------------------------------------------------------------------------------
Net Asset Value, End of Period... $  12.04  $  11.44   $  12.08   $ 12.46
===============================   ========  ========   ========  ==========
Total Return.....................     7.18%    (2.88)%     0.06%    26.90%(D)
---------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)..................... $281,212  $227,731   $151,096   $96,010
Ratio of Expenses to Average
 Net Assets (B)..................     0.76%     0.65%      0.69%     0.79%(C)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor) (B)....................     0.77%     1.06%      1.17%     1.27%(C)(E)
Ratio of Net Investment Income
 to Average Net Assets...........     2.18%     1.95%      1.84%     1.78%(C)(E)
Portfolio Turnover Rate..........       28%        1%       N/A       N/A
---------------------------------------------------------------------------------

                                          WORLD EX U.S. CORE EQUITY PORTFOLIO
                                  ---------------------------------------------
                                                                          PERIOD
                                     YEAR         YEAR        YEAR       APRIL 9,
                                    ENDED        ENDED       ENDED      2013(A) TO
                                   OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                                     2016         2015        2014         2013
--------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period.......................... $     9.83  $    10.49   $  10.77    $  10.00
                                  ----------  ----------   --------    --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)....................       0.26        0.26       0.28        0.18
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...................       0.08       (0.72)     (0.27)       0.77
                                  ----------  ----------   --------    --------
   Total from Investment
    Operations...................       0.34       (0.46)      0.01        0.95
--------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...........      (0.24)      (0.20)     (0.28)      (0.18)
 Net Realized Gains..............         --          --      (0.01)         --
                                  ----------  ----------   --------    --------
   Total Distributions...........      (0.24)      (0.20)     (0.29)      (0.18)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period... $     9.93  $     9.83   $  10.49    $  10.77
===============================   ==========  ==========   ========   ==========
Total Return.....................       3.58%      (4.50)%    (0.04)%      9.62%(D)
--------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)..................... $1,656,445  $1,170,828   $406,648    $129,720
Ratio of Expenses to Average
 Net Assets (B)..................       0.47%       0.47%      0.47%       0.47%(C)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor) (B)....................       0.47%       0.52%      0.88%       0.97%(C)(E)
Ratio of Net Investment Income
 to Average Net Assets...........       2.67%       2.54%      2.59%       3.12%(C)(E)
Portfolio Turnover Rate..........          1%          1%       N/A         N/A
--------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        WORLD CORE EQUITY PORTFOLIO
                           -----------------------------------------------
                                                                     PERIOD
                             YEAR       YEAR      YEAR     YEAR     MARCH 7,
                            ENDED      ENDED     ENDED    ENDED    2012(A) TO
                           OCT. 31,   OCT. 31,  OCT. 31, OCT. 31,   OCT. 31,
                             2016       2015      2014     2013       2012
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $  12.94  $  13.33   $ 12.71   $10.24    $10.00
                           --------  --------   -------   ------    ------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.27      0.26      0.17     0.23      0.16
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........     0.20     (0.35)     0.87     2.47      0.19
                           --------  --------   -------   ------    ------
   Total from Investment
    Operations............     0.47     (0.09)     1.04     2.70      0.35
----------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.26)    (0.26)    (0.24)   (0.23)    (0.11)
 Net Realized Gains.......    (0.01)    (0.04)    (0.18)      --        --
                           --------  --------   -------   ------    ------
   Total Distributions....    (0.27)    (0.30)    (0.42)   (0.23)    (0.11)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $  13.14  $  12.94   $ 13.33   $12.71    $10.24
========================   ========  ========   ======== ======== ==========
Total Return..............     3.73%    (0.61)%    8.36%   26.77%     3.54%(D)
----------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $370,229  $202,655   $75,707   $1,728    $  191
Ratio of Expenses to
 Average Net Assets (B)...     0.35%     0.35%     0.35%    0.40%     0.40%(C)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by
 Advisor) (B).............     0.64%     0.65%     0.97%    5.71%    52.27%(C)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................     2.14%     1.95%     1.27%    2.01%     2.40%(C)(E)
----------------------------------------------------------------------------------

                                 SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                           ------------------------------------------------
                                                                       PERIOD
                             YEAR       YEAR      YEAR      YEAR      NOV. 14,
                            ENDED      ENDED     ENDED     ENDED     2011(A) TO
                           OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,
                             2016       2015      2014      2013        2012
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $  13.50  $  14.20   $  13.63  $ 10.87   $ 10.00
                           --------  --------   --------  -------   -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.26      0.27       0.27     0.24      0.22
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........     0.30     (0.34)      0.76     2.65      0.87
                           --------  --------   --------  -------   -------
   Total from Investment
    Operations............     0.56     (0.07)      1.03     2.89      1.09
----------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.35)    (0.42)     (0.32)   (0.10)    (0.22)
 Net Realized Gains.......    (0.04)    (0.21)     (0.14)   (0.03)       --
                           --------  --------   --------  -------   -------
   Total Distributions....    (0.39)    (0.63)     (0.46)   (0.13)    (0.22)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $  13.67  $  13.50   $  14.20  $ 13.63   $ 10.87
========================   ========  ========   ========  ======== ==========
Total Return..............     4.32%    (0.34)%     7.83%   26.86%    11.11%(D)
----------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $289,904  $245,106   $147,276  $91,348   $34,950
Ratio of Expenses to
 Average Net Assets (B)...     0.35%     0.40%      0.40%    0.40%     0.40%(C)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by
 Advisor) (B).............     0.64%     0.66%      0.69%    0.72%     1.00%(C)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................     2.03%     1.93%      1.94%    1.93%     2.13%(C)(E)
----------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           EMERGING MARKETS PORTFOLIO
                                                          -----------------------------------------------------------
                                                             YEAR         YEAR        YEAR        YEAR        YEAR
                                                            ENDED        ENDED       ENDED       ENDED       ENDED
                                                           OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                             2016         2015        2014        2013        2012
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................... $    22.17  $    26.64   $    26.97  $    26.06  $    26.68
                                                          ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)........................       0.45        0.49         0.56        0.52        0.55
 Net Gains (Losses) on Securities (Realized and
   Unrealized)...........................................       1.95       (4.54)       (0.20)       1.17        0.37
                                                          ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations......................       2.40       (4.05)        0.36        1.69        0.92
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...................................      (0.45)      (0.42)       (0.53)      (0.50)      (0.50)
 Net Realized Gains......................................         --          --        (0.16)      (0.28)      (1.04)
                                                          ----------  ----------   ----------  ----------  ----------
   Total Distributions...................................      (0.45)      (0.42)       (0.69)      (0.78)      (1.54)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................. $    24.12  $    22.17   $    26.64  $    26.97  $    26.06
========================================================  ==========  ==========   ==========  ==========  ==========
Total Return.............................................      11.01%     (15.24)%       1.33%       6.58%       4.08%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................... $4,915,400  $4,321,530   $4,073,698  $3,655,740  $2,797,177
Ratio of Expenses to Average Net Assets (B)..............       0.56%       0.57%        0.56%       0.57%       0.61%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (B)...................       0.66%       0.60%        0.56%       0.57%       0.61%
Ratio of Net Investment Income to Average Net Assets.....       2.04%       1.97%        2.11%       1.97%       2.14%
-----------------------------------------------------------------------------------------------------------------------

                                                                      EMERGING MARKETS SMALL CAP PORTFOLIO
                                                          -----------------------------------------------------------
                                                             YEAR         YEAR        YEAR        YEAR        YEAR
                                                            ENDED        ENDED       ENDED       ENDED       ENDED
                                                           OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                             2016         2015        2014        2013        2012
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................... $    18.51  $    21.42   $    21.10  $    20.33  $    19.85
                                                          ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)........................       0.45        0.43         0.43        0.40        0.40
 Net Gains (Losses) on Securities (Realized and
   Unrealized)...........................................       2.04       (2.53)        0.62        1.37        0.83
                                                          ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations......................       2.49       (2.10)        1.05        1.77        1.23
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...................................      (0.47)      (0.41)       (0.40)      (0.39)      (0.35)
 Net Realized Gains......................................      (0.14)      (0.40)       (0.33)      (0.61)      (0.40)
                                                          ----------  ----------   ----------  ----------  ----------
   Total Distributions...................................      (0.61)      (0.81)       (0.73)      (1.00)      (0.75)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................. $    20.39  $    18.51   $    21.42  $    21.10  $    20.33
========================================================  ==========  ==========   ==========  ==========  ==========
Total Return.............................................      13.96%      (9.88)%       5.12%       8.92%       6.71%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................... $5,459,509  $4,845,174   $4,860,603  $4,041,863  $2,907,673
Ratio of Expenses to Average Net Assets (B)..............       0.72%       0.73%        0.72%       0.75%       0.82%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (B)...................       0.92%       0.78%        0.72%       0.75%       0.82%
Ratio of Net Investment Income to Average Net Assets.....       2.43%       2.16%        2.02%       1.91%       2.01%
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        EMERGING MARKETS VALUE PORTFOLIO-CLASS R2 SHARES
                                                        ----------------------------------------------
                                                          YEAR      YEAR      YEAR      YEAR      YEAR
                                                         ENDED     ENDED     ENDED     ENDED     ENDED
                                                        OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                          2016      2015      2014      2013      2012
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year..................... $ 22.18   $ 27.79   $ 29.27   $  28.21  $ 29.02
                                                        -------   -------   -------   --------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)......................    0.46      0.49      0.59       0.47     0.50
 Net Gains (Losses) on Securities (Realized and
   Unrealized).........................................    2.75     (5.61)    (1.10)      1.68    (0.45)
                                                        -------   -------   -------   --------  -------
   Total from Investment Operations....................    3.21     (5.12)    (0.51)      2.15     0.05
--------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.................................   (0.68)    (0.49)    (0.55)     (0.50)   (0.47)
 Net Realized Gains....................................      --        --     (0.42)     (0.59)   (0.39)
                                                        -------   -------   -------   --------  -------
   Total Distributions.................................   (0.68)    (0.49)    (0.97)     (1.09)   (0.86)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year........................... $ 24.71   $ 22.18   $ 27.79   $  29.27  $ 28.21
======================================================  ========  ========  ========  ========  ========
Total Return...........................................   14.98%   (18.49)%   (1.75)%     7.75%    0.43%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................... $97,923   $74,076   $99,066   $106,070  $99,111
Ratio of Expenses to Average Net Assets (B)............    0.81%     0.81%     0.80%      0.82%    0.86%
Ratio of Expenses to Average Net Assets (Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor and Fees Paid
 Indirectly) (B).......................................    0.91%     0.84%     0.80%      0.82%    0.86%
Ratio of Net Investment Income to Average Net Assets...    2.08%     1.93%     2.09%      1.65%    1.78%
--------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                               -----------------------------------------------------------------
                                                                   YEAR         YEAR          YEAR          YEAR         YEAR
                                                                  ENDED        ENDED         ENDED         ENDED        ENDED
                                                                 OCT. 31,     OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,
                                                                   2016         2015          2014          2013         2012
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $     22.22  $     27.81   $     29.28   $     28.22  $     29.02
                                                               -----------  -----------   -----------   -----------  -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................        0.51         0.54          0.66          0.55         0.57
 Net Gains (Losses) on Securities (Realized and Unrealized)...        2.77        (5.60)        (1.10)         1.67        (0.44)
                                                               -----------  -----------   -----------   -----------  -----------
   Total from Investment Operations...........................        3.28        (5.06)        (0.44)         2.22         0.13
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       (0.66)       (0.53)        (0.61)        (0.57)       (0.54)
 Net Realized Gains...........................................          --           --         (0.42)        (0.59)       (0.39)
                                                               -----------  -----------   -----------   -----------  -----------
   Total Distributions........................................       (0.66)       (0.53)        (1.03)        (1.16)       (0.93)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $     24.84  $     22.22   $     27.81   $     29.28  $     28.22
=============================================================  ===========  ===========   ===========   ===========  ===========
Total Return..................................................       15.23%      (18.27)%       (1.51)%        8.01%        0.70%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $16,304,321  $14,834,888   $18,647,276   $19,162,837  $16,589,619
Ratio of Expenses to Average Net Assets (B)...................        0.56%        0.56%         0.55%         0.57%        0.61%
Ratio of Expenses to Average Net Assets (Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly) (B)...........        0.66%        0.59%         0.55%         0.57%        0.61%
Ratio of Net Investment Income to Average Net Assets..........        2.31%        2.12%         2.35%         1.91%        2.03%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            EMERGING MARKETS CORE EQUITY PORTFOLIO
                                                               ---------------------------------------------------------------
                                                                   YEAR         YEAR          YEAR         YEAR        YEAR
                                                                  ENDED        ENDED         ENDED        ENDED       ENDED
                                                                 OCT. 31,     OCT. 31,      OCT. 31,     OCT. 31,    OCT. 31,
                                                                   2016         2015          2014         2013        2012
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $     16.81  $     20.08   $     20.09  $     19.00  $    18.73
                                                               -----------  -----------   -----------  -----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................        0.37         0.39          0.42         0.39        0.41
 Net Gains (Losses) on Securities (Realized and Unrealized)...        1.59        (3.29)        (0.03)        1.07        0.23
                                                               -----------  -----------   -----------  -----------  ----------
   Total from Investment Operations...........................        1.96        (2.90)         0.39         1.46        0.64
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       (0.37)       (0.37)        (0.40)       (0.37)      (0.37)
                                                               -----------  -----------   -----------  -----------  ----------
   Total Distributions........................................       (0.37)       (0.37)        (0.40)       (0.37)      (0.37)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $     18.40  $     16.81   $     20.08  $     20.09  $    19.00
=============================================================  ===========  ===========   ===========  ===========  ==========
Total Return..................................................       11.87%      (14.49)%        1.89%        7.75%       3.55%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $18,712,966  $14,856,878   $15,727,547  $13,020,962  $8,594,707
Ratio of Expenses to Average Net Assets.......................        0.61%        0.62%         0.61%        0.63%       0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)..........        0.61%        0.62%         0.61%        0.63%       0.68%
Ratio of Net Investment Income to Average Net Assets..........        2.20%        2.06%         2.10%        1.97%       2.18%
Portfolio Turnover Rate.......................................           3%           5%            2%           1%          1%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, of which thirty-one (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five portfolios within DFAITC. DFA Global Real Estate Securities Portfolio invests in two portfolios within the Fund and directly in securities. World ex U.S. Value Portfolio invests in three portfolios within the Fund, DFAITC, and DEM. World Core Equity Portfolio invests in three portfolios within the Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios within the Fund.

                                                                                            PERCENTAGE
                                                                                             OWNERSHIP
FEEDER FUNDS                                   MASTER FUNDS                                 AT 10/31/16
------------                                   ------------                                 -----------
U.S. Large Cap Value Portfolio                 The U.S. Large Cap Value Series                  84%
Japanese Small Company Portfolio               The Japanese Small Company Series                16%
Asia Pacific Small Company Portfolio           The Asia Pacific Small Company Series            16%
United Kingdom Small Company Portfolio         The United Kingdom Small Company Series           2%
Continental Small Company Portfolio            The Continental Small Company Series              7%
Emerging Markets Portfolio                     The Emerging Markets Series                      98%
Emerging Markets Small Cap Portfolio           The Emerging Markets Small Cap Series            99%
Emerging Markets Value Portfolio               Dimensional Emerging Markets Value Fund          99%

FUND OF FUNDS
-------------
International Small Company Portfolio          The Continental Small Company Series             92%
                                               The Japanese Small Company Series                84%
                                               The United Kingdom Small Company Series          96%
                                               The Asia Pacific Small Company Series            84%
                                               The Canadian Small Company Series                98%
DFA Global Real Estate Securities Portfolio**  DFA Real Estate Securities Portfolio             22%
                                               DFA International Real Estate Securities         40%
                                                 Portfolio
World ex U.S. Value Portfolio                  Dimensional Emerging Markets Value Fund          --*
                                               DFA International Small Cap Value Portfolio      --*
                                               The DFA International Value Series                1%
World Core Equity Portfolio                    U.S. Core Equity 1 Portfolio                      1%
                                               International Core Equity Portfolio               1%
                                               Emerging Markets Core Equity Portfolio           --*
Selectively Hedged Global Equity Portfolio     U.S. Core Equity 2 Portfolio                      1%
                                               International Core Equity Portfolio               1%
                                               Emerging Markets Core Equity Portfolio           --*

* Amounts designated as -- are less than 1%.

**DFA Global Real Estate Securities Portfolio invests in two Master Funds as indicated and securities listed on its Summary Schedule of Investments.

   Each feeder fund (collectively, "Feeder Funds") and Fund of Funds invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Master Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invest in short-term temporary cash investments and futures. In addition, each international Fund of Funds may engage in forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds', International Small Company Portfolio's and World ex U.S. Value Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of October 31, 2016, DFA International Real Estate Securities Portfolio had significant transfers of securities with a total value of $64,808 (in thousands), that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. As of October 31, 2016, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio and Emerging Markets Core Equity Portfolio had significant transfers of securities with a total value of $3,921, $32,655 and $1,460,813 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   The Feeder Funds, International Small Company Portfolio and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to all Portfolios.

   For the year ended October 31, 2016, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

         Enhanced U.S. Large Company Portfolio.................. 0.20%
         U.S. Large Cap Equity Portfolio........................ 0.15%
         U.S. Large Cap Value Portfolio......................... 0.25%
         U.S. Targeted Value Portfolio.......................... 0.35%
         U.S. Small Cap Value Portfolio......................... 0.50%
         U.S. Core Equity 1 Portfolio........................... 0.17%
         U.S. Core Equity 2 Portfolio........................... 0.20%
         U.S. Vector Equity Portfolio........................... 0.30%
         U.S. Small Cap Portfolio............................... 0.35%
         U.S. Micro Cap Portfolio............................... 0.50%
         DFA Real Estate Securities Portfolio................... 0.17%
         Large Cap International Portfolio...................... 0.25%
         International Core Equity Portfolio.................... 0.35%
         International Small Company Portfolio.................. 0.40%
         Japanese Small Company Portfolio....................... 0.50%
         Asia Pacific Small Company Portfolio................... 0.50%
         United Kingdom Small Company Portfolio................. 0.50%
         Continental Small Company Portfolio.................... 0.50%
         DFA International Real Estate Securities Portfolio..... 0.25%
         DFA Global Real Estate Securities Portfolio............ 0.20%
         DFA International Small Cap Value Portfolio............ 0.65%
         International Vector Equity Portfolio.................. 0.45%
         World ex U.S. Value Portfolio.......................... 0.47%
         World ex U.S. Targeted Value Portfolio................. 0.58%
         World ex U.S. Core Equity Portfolio.................... 0.40%
         World Core Equity Portfolio............................ 0.30%
         Selectively Hedged Global Equity Portfolio............. 0.30%
         Emerging Markets Portfolio............................. 0.50%
         Emerging Markets Small Cap Portfolio................... 0.65%
         Emerging Markets Value Portfolio....................... 0.50%
         Emerging Markets Core Equity Portfolio................. 0.55%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the non-Feeder Funds below, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement for such Portfolios shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. For the year ended October 31, 2016, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

                                                                                              PREVIOUSLY
                                                                               RECOVERY      WAIVED FEES/
                                                                             OF PREVIOUSLY     EXPENSES
                                                                             WAIVED FEES/       ASSUMED
                                                                EXPENSE        EXPENSES    SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                                 LIMITATION AMOUNT    ASSUMED        RECOVERY
--------------------------                                 ----------------- ------------- -----------------
U.S. Large Cap Equity Portfolio (1).......................       0.19%           $ 28                --
U.S. Large Cap Value Portfolio (2)........................       0.25%             --                --
U.S. Targeted Value Portfolio (3).........................       0.50%             --                --
U.S. Core Equity 1 Portfolio (1)..........................       0.23%             --                --
U.S. Core Equity 2 Portfolio (1)..........................       0.26%             --                --
U.S. Vector Equity Portfolio (1)..........................       0.36%             --                --
DFA Real Estate Securities Portfolio (1)..................       0.18%              7           $ 1,726
International Core Equity Portfolio (1)...................       0.49%             --                --
International Small Company Portfolio (4).................       0.45%             --                --
Japanese Small Company Portfolio (5)......................       0.47%             --                --
Asia Pacific Small Company Portfolio (5)..................       0.47%             --                --
United Kingdom Small Company Portfolio (5)................       0.47%              1                24
Continental Small Company Portfolio (5)...................       0.47%             --                --
DFA International Real Estate Securities Portfolio (6)....       0.29%             --                --
DFA Global Real Estate Securities Portfolio (7)...........       0.24%             --            19,086
International Vector Equity Portfolio (1).................       0.60%             --                --
World ex U.S. Value Portfolio (8).........................       0.60%             --               923
World ex U.S. Targeted Value Portfolio (9)................       0.80%             --             1,507
World ex U.S. Core Equity Portfolio (10)..................       0.47%            154             1,575
World Core Equity Portfolio (11)..........................       0.35%              9             1,348
Selectively Hedged Global Equity Portfolio (12)...........       0.40%             --             1,702
Emerging Markets Portfolio (2)............................       0.50%             --                --
Emerging Markets Small Cap Portfolio (2)..................       0.65%             --                --
Emerging Markets Value Portfolio (2)......................       0.50%             --                --
Emerging Markets Core Equity Portfolio (1)................       0.85%             --                --
CLASS R1 SHARES
---------------
U.S. Targeted Value Portfolio (13)........................       0.62%             --                --
CLASS R2 SHARES
---------------
U.S. Targeted Value Portfolio (13)........................       0.77%             --                --
Emerging Markets Value Portfolio (14).....................       0.96%             --                --

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each

Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (2) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis.

   (3) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (4) Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above. At any time that the Portfolio Expenses of the Portfolio were less than the Expense Limitation Amount listed above, the Advisor retained the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement was within thirty-six months and did not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount then in effect.

   (5) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, a Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio beared as a shareholder of its Master Fund. At any time that the direct expenses of a Portfolio were less than the Expense Limitation Amount listed above, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery was within thirty-six months and did not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount then in effect.

   (6) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.

   (7) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series") and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.

   (8) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master Funds' management services fees have been offset (the "Remaining Management Fee") to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (11) Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   Prior to June 27, 2014, the Advisor contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of such class of the Portfolio so that the Portfolio Expenses did not exceed 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

   (12) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (13) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (14) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the period prior to July 21, 2015) to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, the Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

EARNED INCOME CREDIT:

   In addition, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2016, expenses reduced were as follows (amounts in thousands):

                                                               FEES PAID
                                                               INDIRECTLY
                                                               ----------
      Enhanced U.S. Large Company Portfolio...................    $  6
      Large Cap International Portfolio.......................     110
      International Core Equity Portfolio.....................     585
      DFA International Real Estate Securities Portfolio......     119
      DFA International Small Cap Value Portfolio.............     296
      International Vector Equity Portfolio...................      19
      World ex U.S. Value Portfolio...........................      (1)*
      World ex U.S. Targeted Value Portfolio..................       4
      World ex U.S. Core Equity Portfolio.....................      26
      Emerging Markets Core Equity Portfolio..................     556

* A credit may be negative as a result of a negative cash balance with the custodian.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $291 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

          Enhanced U.S. Large Company Portfolio................. $  9
          U.S. Large Cap Equity Portfolio.......................    4
          U.S. Large Cap Value Portfolio........................  381
          U.S. Targeted Value Portfolio.........................  121
          U.S. Small Cap Value Portfolio........................  338
          U.S. Core Equity 1 Portfolio..........................  197
          U.S. Core Equity 2 Portfolio..........................  283
          U.S. Vector Equity Portfolio..........................   82
          U.S. Small Cap Portfolio..............................  201
          U.S. Micro Cap Portfolio..............................  163
          DFA Real Estate Securities Portfolio..................  143
          Large Cap International Portfolio.....................   85
          International Core Equity Portfolio...................  267
          International Small Company Portfolio.................  257
          Japanese Small Company Portfolio......................   10
          Asia Pacific Small Company Portfolio..................    7
          United Kingdom Small Company Portfolio................    1
          Continental Small Company Portfolio...................    6
          DFA International Real Estate Securities Portfolio....   58
          DFA Global Real Estate Securities Portfolio...........   50
          DFA International Small Cap Value Portfolio...........  371
          International Vector Equity Portfolio.................   24
          World ex U.S. Value Portfolio.........................    2
          World ex U.S. Targeted Value Portfolio................    2
          World ex U.S. Core Equity Portfolio...................    6
          World Core Equity Portfolio...........................    1
          Selectively Hedged Global Equity Portfolio............    2
          Emerging Markets Portfolio............................  116
          Emerging Markets Small Cap Portfolio..................   96
          Emerging Markets Value Portfolio......................  490
          Emerging Markets Core Equity Portfolio................  274

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Portfolios transactions related to investment securities, other than short-term securities (amounts in thousands):

                                                       U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                                       -------------------------- ---------------------------
                                                       PURCHASES      SALES       PURCHASES       SALES
                                                       ---------       --------    ----------    ----------
Enhanced U.S. Large Company Portfolio................. $124,198      $187,445     $  155,588    $   59,010
U.S. Large Cap Equity Portfolio.......................       --            --        230,249        87,431
U.S. Targeted Value Portfolio.........................       --            --      3,296,950     2,119,996
U.S. Small Cap Value Portfolio........................       --            --      3,224,499     2,319,214

                                                       U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                                       -------------------------- ---------------------------
                                                       PURCHASES       SALES      PURCHASES       SALES
                                                       ---------       -----       ----------    ----------
U.S. Core Equity 1 Portfolio..........................    --            --        $2,139,073    $  538,773
U.S. Core Equity 2 Portfolio..........................    --            --         2,313,580       714,155
U.S. Vector Equity Portfolio..........................    --            --           591,925       380,583
U.S. Small Cap Portfolio..............................    --            --         3,477,660     1,180,532
U.S. Micro Cap Portfolio..............................    --            --           938,043       829,033
DFA Real Estate Securities Portfolio..................    --            --           657,728       210,391
Large Cap International Portfolio.....................    --            --           742,110       331,612
International Core Equity Portfolio...................    --            --         1,481,725       305,360
DFA International Real Estate Securities Portfolio....    --            --           654,586        24,687
DFA Global Real Estate Securities Portfolio...........    --            --           896,766        84,061
DFA International Small Cap Value Portfolio...........    --            --         2,691,336     2,324,466
International Vector Equity Portfolio.................    --            --           213,086        66,645
World ex U.S. Targeted Value Portfolio................    --            --           109,785        67,591
World ex U.S. Core Equity Portfolio...................    --            --           457,750        19,495
Emerging Markets Core Equity Portfolio................    --            --         2,630,228       521,897

   For the year ended October 31, 2016, the Fund of Funds transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                              DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                   -----------------------------------------------------------------
                                   BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES    10/31/2015 10/31/2016 PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA International Real Estate
  Securities Portfolio............ $1,448,338 $1,678,314 $271,438  $26,141 $24,916          --
DFA Real Estate Securities
  Portfolio.......................  1,574,619  1,619,318   32,220   48,319  46,973          --
                                   ---------- ---------- --------  ------- -------        ----
Total............................. $3,022,957 $3,297,632 $303,658  $74,460 $71,889          --
                                   ========== ========== ========  ======= =======        ====

                                                     WORLD EX U.S. VALUE PORTFOLIO
                                   -----------------------------------------------------------------
                                   BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES    10/31/2015 10/31/2016 PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA International Small Cap Value
  Portfolio....................... $   16,637 $   20,452 $  6,095  $ 2,442 $   588        $256
                                   ---------- ---------- --------  ------- -------        ----
Total............................. $   16,637 $   20,452 $  6,095  $ 2,442 $   588        $256
                                   ========== ========== ========  ======= =======        ====

                                                              WORLD CORE EQUITY PORTFOLIO
                                           -----------------------------------------------------------------
                                           BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES            10/31/2015 10/31/2016 PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------            ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 1 Portfolio..............  $105,442   $189,060  $ 91,959  $10,829  $2,599       $1,313
International Core Equity Portfolio.......    76,621    137,648    67,241    6,540   2,806           --
Emerging Markets Core Equity Portfolio....    20,320     43,388    22,874    3,437     657           --
                                            --------   --------  --------  -------  ------       ------
Total.....................................  $202,383   $370,096  $182,074  $20,806  $6,062       $1,313
                                            ========   ========  ========  =======  ======       ======

                                                      SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                           ----------------------------------------------------------------
                                           BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES            10/31/2015 10/31/2016 PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------            ---------- ---------- --------- ------ -------- ----------------
U.S. Core Equity 2 Portfolio..............  $110,935   $124,577   $15,341  $2,287  $2,111       $2,164
International Core Equity Portfolio.......    87,007    101,000    17,605   3,707   2,409           --
Emerging Markets Core Equity Portfolio....    36,717     50,601    10,607   1,202     910           --
                                            --------   --------   -------  ------  ------       ------
Total.....................................  $234,659   $276,178   $43,553  $7,196  $5,430       $2,164
                                            ========   ========   =======  ======  ======       ======

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                           INCREASE       INCREASE
                                                                          (DECREASE)     (DECREASE)
                                                           INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                          (DECREASE)    NET INVESTMENT  NET REALIZED
                                                        PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                        --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio..................    $    535        $   (100)      $   (435)
U.S. Large Cap Equity Portfolio........................         304             (70)          (234)
U.S. Large Cap Value Portfolio.........................      32,819         (16,948)       (15,871)
U.S. Targeted Value Portfolio..........................      21,874          (4,985)       (16,889)
U.S. Small Cap Value Portfolio.........................      45,432          (7,935)       (37,497)
U.S. Core Equity 1 Portfolio...........................       8,674           3,625        (12,299)
U.S. Core Equity 2 Portfolio...........................      10,013         (10,750)           737
U.S. Vector Equity Portfolio...........................       7,864          (4,641)        (3,223)
U.S. Small Cap Portfolio...............................      24,806          (6,588)       (18,218)
U.S. Micro Cap Portfolio...............................      14,933          (1,172)       (13,761)
DFA Real Estate Securities Portfolio...................     (11,291)         17,695         (6,404)
Large Cap International Portfolio......................     (18,977)            253         18,724
International Core Equity Portfolio....................      12,878         (12,174)          (704)
International Small Company Portfolio..................      22,671          (7,960)       (14,711)
Japanese Small Company Portfolio.......................          --             426           (426)
Asia Pacific Small Company Portfolio...................     (16,317)            181         16,136
United Kingdom Small Company Portfolio.................         331              79           (410)
Continental Small Company Portfolio....................          --              31            (31)
DFA International Real Estate Securities Portfolio.....      (2,046)         (9,291)        11,337
DFA Global Real Estate Securities Portfolio............       3,345          (2,527)          (818)
DFA International Small Cap Value Portfolio............      65,378           2,410        (67,788)
International Vector Equity Portfolio..................       2,360          (1,822)          (538)
World ex U.S. Value Portfolio..........................          --             166           (166)
World ex U.S. Targeted Value Portfolio.................       2,561             (18)        (2,543)
World ex U.S. Core Equity Portfolio....................       1,353          (1,133)          (220)
World Core Equity Portfolio............................          80             (65)           (15)
Selectively Hedged Global Equity Portfolio.............         369             114           (483)
Emerging Markets Portfolio.............................       4,360          (3,397)          (963)
Emerging Markets Small Cap Portfolio...................      13,361           2,519        (15,880)
Emerging Markets Value Portfolio.......................      12,432          22,396        (34,828)
Emerging Markets Core Equity Portfolio.................       5,090          (7,994)         2,904

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                        NET INVESTMENT
                                          INCOME AND
                                          SHORT-TERM     LONG-TERM
                                        CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                        -------------- ------------- ----------
 Enhanced U.S. Large Company Portfolio
 2015..................................    $ 11,391      $ 16,610    $   28,001
 2016..................................       4,946         9,801        14,747
 U.S. Large Cap Equity Portfolio
 2015..................................       8,398           266         8,664
 2016..................................      14,431            --        14,431
 U.S. Large Cap Value Portfolio
 2015..................................     302,945        86,223       389,168
 2016..................................     357,227       643,970     1,001,197
 U.S. Targeted Value Portfolio
 2015..................................      85,573       237,911       323,484
 2016..................................     104,605       286,529       391,134
 U.S. Small Cap Value Portfolio
 2015..................................     130,190       427,115       557,305
 2016..................................     122,984       487,358       610,342
 U.S. Core Equity 1 Portfolio
 2015..................................     200,298        49,469       249,767
 2016..................................     253,050       160,152       413,202
 U.S. Core Equity 2 Portfolio
 2015..................................     228,075        89,857       317,932
 2016..................................     281,321       296,061       577,382
 U.S. Vector Equity Portfolio
 2015..................................      51,799       109,045       160,844
 2016..................................      59,624       119,588       179,212
 U.S. Small Cap Portfolio
 2015..................................     105,110       268,312       373,422
 2016..................................     135,940       503,185       639,125
 U.S. Micro Cap Portfolio
 2015..................................      39,933       278,651       318,584
 2016..................................      43,406       267,830       311,236
 DFA Real Estate Securities Portfolio
 2015..................................     220,092            --       220,092
 2016..................................     199,996            --       199,996
 Large Cap International Portfolio
 2015..................................      85,101            --        85,101
 2016..................................      92,122            --        92,122
 International Core Equity Portfolio
 2015..................................     367,607            --       367,607
 2016..................................     387,589            --       387,589
 International Small Company Portfolio
 2015..................................     235,604       250,320       485,924
 2016..................................     283,791       207,859       491,650
 Japanese Small Company Portfolio
 2015..................................       7,758            --         7,758
 2016..................................       6,534            --         6,534

                                                    NET INVESTMENT
                                                      INCOME AND
                                                      SHORT-TERM     LONG-TERM
                                                    CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                    -------------- ------------- --------
Asia Pacific Small Company Portfolio
2015...............................................    $ 16,487            --    $ 16,487
2016...............................................       7,760            --       7,760
United Kingdom Small Company Portfolio
2015...............................................       1,068      $  2,151       3,219
2016...............................................       1,389         1,632       3,021
Continental Small Company Portfolio
2015...............................................       4,771            --       4,771
2016...............................................       6,377            --       6,377
DFA International Real Estate Securities Portfolio
2015...............................................     182,724            --     182,724
2016...............................................      60,576            --      60,576
DFA Global Real Estate Securities Portfolio
2015...............................................     124,281            --     124,281
2016...............................................      97,767            --      97,767
DFA International Small Cap Value Portfolio
2015...............................................     224,376       207,080     431,456
2016...............................................     381,199       182,540     563,739
International Vector Equity Portfolio
2015...............................................      38,097        10,950      49,047
2016...............................................      43,651         5,716      49,367
World ex U.S. Value Portfolio
2015...............................................       3,283            --       3,283
2016...............................................       5,358            --       5,358
World ex U.S. Targeted Value Portfolio
2015...............................................       3,902           402       4,304
2016...............................................       4,374            --       4,374
World ex U.S. Core Equity Portfolio
2015...............................................      15,824            --      15,824
2016...............................................      36,005            --      36,005
World Core Equity Portfolio
2015...............................................       2,679           232       2,911
2016...............................................       5,800           132       5,932
Selectively Hedged Global Equity Portfolio
2015...............................................       4,968         1,915       6,883
2016...............................................       6,448           620       7,068
Emerging Markets Portfolio
2015...............................................      73,891            --      73,891
2016...............................................      89,527            --      89,527
Emerging Markets Small Cap Portfolio
2015...............................................     102,968        88,636     191,604
2016...............................................     124,387        36,697     161,084
Emerging Markets Value Portfolio
2015...............................................     351,213            --     351,213
2016...............................................     439,072            --     439,072
Emerging Markets Core Equity Portfolio
2015...............................................     304,141            --     304,141
2016...............................................     349,434            --     349,434

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                        NET INVESTMENT
                                                          INCOME AND
                                                          SHORT-TERM     LONG-TERM
                                                        CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                                        -------------- ------------- --------
Enhanced U.S. Large Company Portfolio..................    $   (274)     $   (261)   $   (535)
U.S. Large Cap Equity Portfolio........................        (258)           --        (258)
U.S. Large Cap Value Portfolio.........................     (14,344)      (18,475)    (32,819)
U.S. Targeted Value Portfolio..........................      (5,900)      (15,974)    (21,874)
U.S. Small Cap Value Portfolio.........................      (7,917)      (37,500)    (45,417)
U.S. Core Equity 1 Portfolio...........................      (6,342)       (1,746)     (8,088)
U.S. Core Equity 2 Portfolio...........................      (6,490)       (2,811)     (9,301)
U.S. Vector Equity Portfolio...........................      (2,769)       (5,072)     (7,841)
U.S. Small Cap Portfolio...............................      (7,237)      (17,565)    (24,802)
U.S. Micro Cap Portfolio...............................      (2,066)      (12,862)    (14,928)
DFA Real Estate Securities Portfolio...................      (2,701)         (750)     (3,451)
Large Cap International Portfolio......................          --            --          --
International Core Equity Portfolio....................     (12,864)           --     (12,864)
International Small Company Portfolio..................     (11,313)      (10,494)    (21,808)
Japanese Small Company Portfolio.......................          --            --          --
Asia Pacific Small Company Portfolio...................          --            --          --
United Kingdom Small Company Portfolio.................        (149)         (182)       (331)
Continental Small Company Portfolio....................          --            --          --
DFA International Real Estate Securities Portfolio.....     (11,400)           --     (11,400)
DFA Global Real Estate Securities Portfolio............      (3,047)         (364)     (3,411)
DFA International Small Cap Value Portfolio............     (15,840)      (19,436)    (35,276)
International Vector Equity Portfolio..................      (2,180)         (179)     (2,359)
World ex U.S. Value Portfolio..........................          --            --          --
World ex U.S. Targeted Value Portfolio.................        (367)           --        (367)
World ex U.S. Core Equity Portfolio....................      (1,353)           --      (1,353)
World Core Equity Portfolio............................         (67)          (14)        (81)
Selectively Hedged Global Equity Portfolio.............        (268)         (101)       (369)
Emerging Markets Portfolio.............................      (4,360)           --      (4,360)
Emerging Markets Small Cap Portfolio...................      (7,272)       (6,089)    (13,361)
Emerging Markets Value Portfolio.......................     (12,432)           --     (12,432)
Emerging Markets Core Equity Portfolio.................     (12,170)           --     (12,170)

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                       UNDISTRIBUTED                                               TOTAL NET
                                       NET INVESTMENT                                            DISTRIBUTABLE
                                         INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                         SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                       CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                       -------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company Portfolio.    $ 2,930       $  4,088            --      $       (5)   $    7,013
U.S. Large Cap Equity Portfolio.......      1,891             --      $(11,064)         54,208        45,035
U.S. Large Cap Value Portfolio........     19,642        446,140            --       4,487,495     4,953,277
U.S. Targeted Value Portfolio.........     17,723        282,315            --         890,310     1,190,348
U.S. Small Cap Value Portfolio........     16,385        533,286            --       2,185,837     2,735,508
U.S. Core Equity 1 Portfolio..........     33,863         71,615            --       3,471,018     3,576,496
U.S. Core Equity 2 Portfolio..........     27,061        122,467            --       4,229,205     4,378,733

                                             UNDISTRIBUTED                                               TOTAL NET
                                             NET INVESTMENT                                            DISTRIBUTABLE
                                               INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                               SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                             CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                             -------------- ------------- ------------- -------------- -------------
U.S. Vector Equity Portfolio................    $    562      $101,957              --   $   895,232    $   997,751
U.S. Small Cap Portfolio....................      18,404       343,189              --     2,071,208      2,432,801
U.S. Micro Cap Portfolio....................       4,043       255,836              --     1,277,801      1,537,680
DFA Real Estate Securities Portfolio........      39,164        66,384              --     2,060,852      2,166,400
Large Cap International Portfolio...........      16,290            --     $  (209,528)      208,151         14,913
International Core Equity Portfolio.........      87,644            --        (362,544)      428,070        153,170
International Small Company Portfolio.......      81,583       251,071              --       647,525        980,179
Japanese Small Company Portfolio............       9,316            --         (31,648)       61,150         38,818
Asia Pacific Small Company Portfolio........       8,100            --         (21,813)      (16,408)       (30,121)
United Kingdom Small Company Portfolio......         433         1,684              --         1,926          4,043
Continental Small Company Portfolio.........         705            --         (10,132)       37,037         27,610
DFA International Real Estate Securities
  Portfolio.................................     298,685            --        (201,001)     (356,853)      (259,169)
DFA Global Real Estate Securities Portfolio.      63,339        13,527              --       657,422        734,288
DFA International Small Cap Value Portfolio.      97,358       410,184              --       916,807      1,424,349
International Vector Equity Portfolio.......      11,116         4,040              --        85,341        100,497
World ex U.S. Value Portfolio...............         986            --          (2,709)       (1,298)        (3,021)
World ex U.S. Targeted Value Portfolio......       1,024            --          (8,263)       27,665         20,426
World ex U.S. Core Equity Portfolio.........       7,807            --         (12,063)      (12,467)       (16,723)
World Core Equity Portfolio.................         273         1,231              --        (1,033)           471
Selectively Hedged Global Equity Portfolio..       5,104         2,369              --        11,613         19,086
Emerging Markets Portfolio..................      23,714            --        (220,310)      958,300        761,704
Emerging Markets Small Cap Portfolio........      65,038       117,097              --       135,765        317,900
Emerging Markets Value Portfolio............      72,788            --      (1,056,563)   (1,226,944)    (2,210,719)
Emerging Markets Core Equity Portfolio......      67,932            --        (803,339)      809,224         73,817

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                 EXPIRES ON OCTOBER 31,
                                       -------------------------------------------
                                         2017    2018    2019   UNLIMITED  TOTAL
                                       -------- ------- ------- --------- --------
Enhanced U.S. Large Company Portfolio.       --      --      --       --        --
U.S. Large Cap Equity Portfolio.......       --      --      -- $ 11,064  $ 11,064
U.S. Large Cap Value Portfolio........       --      --      --       --        --
U.S. Targeted Value Portfolio.........       --      --      --       --        --
U.S. Small Cap Value Portfolio........       --      --      --       --        --
U.S. Core Equity 1 Portfolio..........       --      --      --       --        --
U.S. Core Equity 2 Portfolio..........       --      --      --       --        --
U.S. Vector Equity Portfolio..........       --      --      --       --        --
U.S. Small Cap Portfolio..............       --      --      --       --        --
U.S. Micro Cap Portfolio..............       --      --      --       --        --
DFA Real Estate Securities Portfolio..       --      --      --       --        --
Large Cap International Portfolio..... $135,392 $14,311 $12,549   47,275   209,527
International Core Equity Portfolio...   53,176      --      --  309,368   362,544
International Small Company Portfolio.       --      --      --       --        --
Japanese Small Company Portfolio......   13,897  12,208   5,543       --    31,648
Asia Pacific Small Company Portfolio..    8,261      --      --   13,552    21,813

                                                               EXPIRES ON OCTOBER 31,
                                                    ---------------------------------------------
                                                     2017    2018    2019   UNLIMITED    TOTAL
                                                    ------- ------- ------- ---------- ----------
United Kingdom Small Company Portfolio.............      --      --      --         --         --
Continental Small Company Portfolio................ $ 4,880 $ 5,252      --         -- $   10,132
DFA International Real Estate Securities Portfolio.  34,576  38,689 $69,466 $   58,270    201,001
DFA Global Real Estate Securities Portfolio........      --      --      --         --         --
DFA International Small Cap Value Portfolio........      --      --      --         --         --
International Vector Equity Portfolio..............      --      --      --         --         --
World ex U.S. Value Portfolio......................      --      --     345      2,363      2,708
World ex U.S. Targeted Value Portfolio.............      --      --      --      8,263      8,263
World ex U.S. Core Equity Portfolio................      --      --      --     12,063     12,063
World Core Equity Portfolio........................      --      --      --         --         --
Selectively Hedged Global Equity Portfolio.........      --      --      --         --         --
Emerging Markets Portfolio.........................      --      --      --    220,310    220,310
Emerging Markets Small Cap Portfolio...............      --      --      --         --         --
Emerging Markets Value Portfolio...................      --      --      --  1,056,563  1,056,563
Emerging Markets Core Equity Portfolio.............  26,444      --      --    776,895    803,339

   During the year ended October 31, 2016, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

          DFA International Real Estate Securities Portfolio  $ 1,010
          DFA Real Estate Securities Portfolio                 10,635
          Large Cap International Portfolio                    40,352
          Japanese Small Company Portfolio                     19,964
          Continental Small Company Portfolio                   6,882
          World ex U.S. Targeted Value Portfolio                6,624

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                             NET UNREALIZED
                                                       FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                                          COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                                       ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio................. $   234,200  $      197  $      (189)   $        8
U.S. Large Cap Equity Portfolio.......................     843,248      90,541      (36,333)       54,208
U.S. Large Cap Value Portfolio........................  13,161,883   4,484,386           --     4,484,386
U.S. Targeted Value Portfolio.........................   8,412,868   1,592,535     (702,225)      890,310
U.S. Small Cap Value Portfolio........................  12,191,562   3,315,985   (1,130,148)    2,185,837
U.S. Core Equity 1 Portfolio..........................  12,905,940   4,024,119     (553,100)    3,471,019
U.S. Core Equity 2 Portfolio..........................  14,483,954   4,994,488     (765,283)    4,229,205
U.S. Vector Equity Portfolio..........................   3,438,827   1,166,324     (271,092)      895,232
U.S. Small Cap Portfolio..............................  13,478,533   2,986,935     (915,727)    2,071,208
U.S. Micro Cap Portfolio..............................   4,615,954   1,707,552     (429,751)    1,277,801
DFA Real Estate Securities Portfolio..................   5,697,975   2,172,707     (148,032)    2,024,675
Large Cap International Portfolio.....................   3,472,803     591,185     (382,705)      208,480
International Core Equity Portfolio...................  17,544,279   2,624,727   (2,195,128)      429,599
International Small Company Portfolio.................   9,645,400     901,692     (253,084)      648,608
Japanese Small Company Portfolio......................     448,349      61,306           --        61,306
Asia Pacific Small Company Portfolio..................     268,083          --      (16,408)      (16,408)
United Kingdom Small Company Portfolio................      30,445       1,924           --         1,924
Continental Small Company Portfolio...................     255,325      36,924           --        36,924
DFA International Real Estate Securities Portfolio....   4,624,639          --     (356,569)     (356,569)
DFA Global Real Estate Securities Portfolio...........   4,267,424     705,578      (48,158)      657,420
DFA International Small Cap Value Portfolio...........  12,839,126   2,621,586   (1,702,633)      918,953

                                                                                             NET UNREALIZED
                                                       FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                                          COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                                       ----------- ------------ ------------ --------------
International Vector Equity Portfolio................. $ 1,906,637  $  315,636  $  (230,103)  $    85,533
World ex U.S. Value Portfolio.........................     188,993          --         (782)         (782)
World ex U.S. Targeted Value Portfolio................     272,787      37,221      (23,531)       13,690
World ex U.S. Core Equity Portfolio...................   1,759,314     159,516     (171,862)      (12,346)
World Core Equity Portfolio...........................     371,264       1,948       (2,980)       (1,032)
Selectively Hedged Global Equity Portfolio............     264,617      11,776         (215)       11,561
Emerging Markets Portfolio............................   3,956,360     957,968           --       957,968
Emerging Markets Small Cap Portfolio..................   5,326,498     135,936           --       135,936
Emerging Markets Value Portfolio......................  17,713,863          --   (1,227,510)   (1,227,510)
Emerging Markets Core Equity Portfolio................  18,713,368   3,479,196   (2,670,118)      809,078

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                 YEAR                  YEAR
                                                 ENDED                 ENDED
                                               OCT. 31,              OCT. 31,
                                                 2016                  2015
                                         --------------------  --------------------
                                            AMOUNT     SHARES     AMOUNT     SHARES
                                         -----------  -------  -----------  -------
U.S. TARGETED VALUE PORTFOLIO
Class R1 Shares
  Shares Issued......................... $    10,885      541  $    32,126    1,408
  Shares Issued in Lieu of Cash
   Distributions........................       2,087      104        1,658       78
  Shares Redeemed.......................     (16,510)    (828)      (7,954)    (357)
                                         -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R1
  Shares................................ $    (3,538)    (183) $    25,830    1,129
                                         ===========  =======  ===========  =======
Class R2 Shares
  Shares Issued......................... $    55,695    2,692  $    91,125    4,038
  Shares Issued in Lieu of Cash
   Distributions........................       7,874      394        4,855      231
  Shares Redeemed.......................     (48,930)  (2,390)     (35,030)  (1,563)
                                         -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2
  Shares................................ $    14,639      696  $    60,950    2,706
                                         ===========  =======  ===========  =======
Institutional Class Shares
  Shares Issued......................... $ 1,922,986   96,220  $ 2,738,417  122,334
  Shares Issued in Lieu of Cash
   Distributions........................     353,719   17,629      299,961   14,250
  Shares Redeemed.......................  (1,368,182) (67,152)  (1,098,528) (49,444)
                                         -----------  -------  -----------  -------
Net Increase (Decrease) --
  Institutional Class Shares............ $   908,523   46,697  $ 1,939,850   87,140
                                         ===========  =======  ===========  =======


                                                  YEAR                   YEAR
                                                 ENDED                  ENDED
                                                OCT. 31,               OCT. 31,
                                                  2016                   2015
                                         ---------------------  ---------------------
                                            AMOUNT     SHARES      AMOUNT     SHARES
                                         -----------  --------  -----------  --------
EMERGING MARKETS VALUE PORTFOLIO
Class R2 Shares
  Shares Issued......................... $    26,972     1,227  $    30,224     1,180
  Shares Issued in Lieu of Cash
   Distributions........................       2,365       110        1,822        79
  Shares Redeemed.......................     (15,075)     (714)     (36,071)   (1,484)
                                         -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2
  Shares................................ $    14,262       623  $    (4,025)     (225)
                                         ===========  ========  ===========  ========
Institutional Class Shares
  Shares Issued......................... $ 2,794,365   131,949  $ 3,605,561   146,249
  Shares Issued in Lieu of Cash
   Distributions........................     413,784    19,201      330,322    14,260
  Shares Redeemed.......................  (3,524,430) (162,649)  (4,083,777) (163,185)
                                         -----------  --------  -----------  --------
Net Increase (Decrease) --
  Institutional Class Shares............ $  (316,281)  (11,499) $  (147,894)   (2,676)
                                         ===========  ========  ===========  ========

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FORWARD CURRENCY CONTRACTS: Enhanced U.S. Large Company Portfolio, International Equity Portfolios and Selectively Hedged Global Equity Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The Enhanced U.S. Large Company Portfolio may also enter into forward currency contracts to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2016, the Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                                                                                           UNREALIZED
                                                                                VALUE AT     FOREIGN
SETTLEMENT  CURRENCY                                                 CONTRACT  OCTOBER 31,  EXCHANGE
   DATE     AMOUNT*        CURRENCY             COUNTERPARTY          AMOUNT      2016     GAIN (LOSS)
---------- ----------  ----------------- --------------------------- --------  ----------- -----------
 11/04/16      (8,024) Canadian Dollar   Bank of America Corp.       $ (6,085)  $ (5,983)     $102
 12/01/16     (12,226) Denmark Krone     Citibank, N.A.                (1,787)    (1,807)      (20)
 11/02/16      21,610  Euro              Citibank, N.A.                23,649     23,722        73
 11/02/16     (21,610) Euro              JP Morgan                    (24,311)   (23,723)      588
 12/05/16     (21,951) Euro              Citibank, N.A.               (24,055)   (24,130)      (75)
 11/30/16     (69,716) Hong Kong Dollar  ANZ Securities                (8,989)    (8,990)       (1)
 12/01/16  (2,314,926) Japanese Yen      Citibank, N.A.               (22,115)   (22,095)       20
 11/22/16     (23,113) Swedish Krona     Citibank, N.A.                (2,625)    (2,561)       64
 11/29/16      (5,768) Swiss Franc       State Street Bank and Trust   (5,817)    (5,837)      (20)
 11/22/16     (11,511) UK Pound Sterling State Street Bank and Trust  (14,013)   (14,095)      (82)
                                                                     --------   --------      ----
                                                                     $(86,148)  $(85,499)     $649
                                                                     ========   ========      ====

* Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2016, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                               DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                          ----------------------- ---------- --------- -------- ----------- ----------
Enhanced U.S. Large
  Company Portfolio...... S&P 500 Emini Index(R)   12/16/16    2,258   $239,359    $252         --
                                                                       --------    ----         --
                                                                       $239,359    $252         --
                                                                       ========    ====         ==

                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                          DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                     ----------------------- ---------- --------- -------- ----------- ----------
U.S. Targeted Value
  Portfolio......... S&P 500 Emini Index(R)   12/16/16     760    $80,564    $(2,039)    $3,420
                                                                  -------    -------     ------
                                                                  $80,564    $(2,039)    $3,420
                                                                  =======    =======     ======

                                              EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                           DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                      ----------------------- ---------- --------- -------- ----------- ----------
U.S. Small Cap Value
  Portfolio.......... S&P 500 Emini Index(R)   12/16/16    2,738   $290,242   $(3,946)   $12,321
                                                                   --------   -------    -------
                                                                   $290,242   $(3,946)   $12,321
                                                                   ========   =======    =======

                                            EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                         DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                    ----------------------- ---------- --------- -------- ----------- ----------
U.S. Core Equity 1
  Portfolio........ S&P 500 Emini Index(R)   12/16/16    1,120   $118,726   $(3,224)    $5,040
                                                                 --------   -------     ------
                                                                 $118,726   $(3,224)    $5,040
                                                                 ========   =======     ======

                                            EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                         DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                    ----------------------- ---------- --------- -------- ----------- ----------
U.S. Core Equity 2
  Portfolio........ S&P 500 Emini Index(R)   12/16/16    1,260   $133,566   $(3,630)    $5,670
                                                                 --------   -------     ------
                                                                 $133,566   $(3,630)    $5,670
                                                                 ========   =======     ======

                                            EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                         DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                    ----------------------- ---------- --------- -------- ----------- ----------
U.S. Vector Equity
  Portfolio........ S&P 500 Emini Index(R)   12/16/16     290    $30,741     $(835)     $1,305
                                                                 -------     -----      ------
                                                                 $30,741     $(835)     $1,305
                                                                 =======     =====      ======

                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                          DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                     ----------------------- ---------- --------- -------- ----------- ----------
U.S. Small Cap
  Portfolio......... Russell 2000 Index(R)    12/16/16     552    $ 65,649   $(3,300)    $3,028
U.S. Small Cap
  Portfolio......... S&P 500 Emini Index(R)   12/16/16     588      62,331      (990)     2,875
                                                                  --------   -------     ------
                                                                  $127,980   $(4,290)    $5,903
                                                                  ========   =======     ======

                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                          DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                     ----------------------- ---------- --------- -------- ----------- ----------
U.S. Micro Cap
  Portfolio......... Russell 2000 Index(R)    12/16/16     196    $23,310    $(1,224)    $1,055
U.S. Micro Cap
  Portfolio......... S&P 500 Emini Index(R)   12/16/16     345     36,572       (438)     1,654
                                                                  -------    -------     ------
                                                                  $59,882    $(1,662)    $2,709
                                                                  =======    =======     ======

                                                    EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                 DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                            ----------------------- ---------- --------- -------- ----------- ----------
DFA Real Estate Securities
  Portfolio................ S&P 500 Emini Index(R)   12/16/16     536    $56,819    $(1,518)    $2,412
                                                                         -------    -------     ------
                                                                         $56,819    $(1,518)    $2,412
                                                                         =======    =======     ======

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                               DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                         ------------------------ ---------- --------- -------- ----------- ----------
Large Cap International
  Portfolio............. MINI MSCI EAFE Index(R)   12/16/16     190    $15,824     $(579)     $  735
Large Cap International
  Portfolio............. S&P 500 Emini Index(R)    12/16/16     150     15,901      (291)        738
                                                                       -------     -----      ------
                                                                       $31,725     $(870)     $1,473
                                                                       =======     =====      ======

                                                   EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                           ----------------------- ---------- --------- -------- ----------- ----------
International Core Equity
  Portfolio............... S&P 500 Emini Index(R)   12/16/16    1,340   $142,047   $(2,948)    $6,030
                                                                        --------   -------     ------
                                                                        $142,047   $(2,948)    $6,030
                                                                        ========   =======     ======

                                                    EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                  DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                             -------------------    ---------- --------- -------- ----------- ----------
International Small Company
  Portfolio................. Russell 2000 Index(R)   12/16/16     270    $32,111    $(1,548)    $1,450
International Small Company
  Portfolio................. S&P 500 Emini Index(R)  12/16/16     505     53,533     (1,240)     2,416
                                                                         -------    -------     ------
                                                                         $85,644    $(2,788)    $3,866
                                                                         =======    =======     ======

                                                EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                             DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                        ----------------------- ---------- --------- -------- ----------- ----------
DFA International Real
  Estate Securities
  Portfolio............ S&P 500 Emini Index(R)   12/16/16     275    $29,151     $(304)     $1,238
                                                                     -------     -----      ------
                                                                     $29,151     $(304)     $1,238
                                                                     =======     =====      ======

                                                 EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                              DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                         ----------------------- ---------- --------- -------- ----------- ----------
DFA International Small
  Cap Value Portfolio... Russell 2000 Index(R)    12/16/16      100   $ 11,893   $  (621)    $  513
DFA International Small
  Cap Value Portfolio... S&P 500 Emini Index(R)   12/16/16    1,125    119,256    (2,837)     5,140
                                                                      --------   -------     ------
                                                                      $131,149   $(3,458)    $5,653
                                                                      ========   =======     ======

                                                   EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                           ----------------------- ---------- --------- -------- ----------- ----------
Selectively Hedged Global
  Equity Portfolio........ S&P 500 Emini Index(R)   12/16/16     127    $13,463     $(348)      $572
                                                                        -------     -----       ----
                                                                        $13,463     $(348)      $572
                                                                        =======     =====       ====

                                               EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                            DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                       ----------------------- ---------- --------- -------- ----------- ----------
Emerging Markets Core  MINI MSCI Emerging
  Equity Portfolio....   Markets Index(R)       12/16/16      650   $ 29,364   $  (206)    $1,256
Emerging Markets Core
  Equity Portfolio.... S&P 500 Emini Index(R)   12/16/16    1,238    131,234    (3,241)     5,615
                                                                    --------   -------     ------
                                                                    $160,598   $(3,447)    $6,871
                                                                    ========   =======     ======

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

                                                          FORWARD
                                                         CURRENCY
                                                         CONTRACTS FUTURES
    Enhanced U.S. Large Company Portfolio...............       --  $206,092
    U.S. Targeted Value Portfolio.......................       --    54,741
    U.S. Small Cap Value Portfolio......................       --   204,770
    U.S. Core Equity 1 Portfolio........................       --    83,185
    U.S. Core Equity 2 Portfolio........................       --    93,600
    U.S. Vector Equity Portfolio........................       --    21,552
    U.S. Small Cap Portfolio............................       --    94,517
    U.S. Micro Cap Portfolio............................       --    40,166
    DFA Real Estate Securities Portfolio................       --    42,383
    Large Cap International Portfolio *................. $  1,268    19,922
    International Core Equity Portfolio *...............      695   104,335
    International Small Company Portfolio...............       --    69,319
    DFA International Real Estate Securities Portfolio*.      349    26,287
    DFA International Small Cap Value Portfolio *.......      914   115,375
    International Vector Equity Portfolio *.............      211        --
    World ex U.S. Targeted Value Portfolio *............        7        --
    World ex U.S. Core Equity Portfolio *...............      174        --
    Selectively Hedged Global Equity Portfolio..........  106,282    12,902
    Emerging Markets Core Equity Portfolio *............      606   122,171

* The Portfolio had derivative activity during the period but it did not have open forward currency contract positions at October 31, 2016.

   Securities have been segregated as collateral for open futures contracts.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2016:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

                                                 ASSET DERIVATIVES VALUE
                                          ------------------------------------
                                            TOTAL VALUE     FOREIGN
                                                 AT        EXCHANGE    EQUITY
                                          OCTOBER 31, 2016 CONTRACTS CONTRACTS*
                                          ---------------- --------- ----------
Enhanced U.S. Large Company Portfolio....     $   252           --    $   252
Selectively Hedged Global Equity
  Portfolio..............................         847        $ 847         --

                                               LIABILITY DERIVATIVES VALUE
                                          ------------------------------------
                                            TOTAL VALUE     FOREIGN
                                                 AT        EXCHANGE    EQUITY
                                          OCTOBER 31, 2016 CONTRACTS CONTRACTS*
                                          ---------------- --------- ----------
U.S. Targeted Value Portfolio............     $(2,039)          --    $(2,039)
U.S. Small Cap Value Portfolio...........      (3,946)          --     (3,946)
U.S. Core Equity 1 Portfolio.............      (3,224)          --     (3,224)
U.S. Core Equity 2 Portfolio.............      (3,630)          --     (3,630)
U.S. Vector Equity Portfolio.............        (835)          --       (835)
U.S. Small Cap Portfolio.................      (4,290)          --     (4,290)
U.S. Micro Cap Portfolio.................      (1,662)          --     (1,662)
DFA Real Estate Securities Portfolio.....      (1,518)          --     (1,518)
Large Cap International Portfolio........        (870)          --       (870)
International Core Equity Portfolio......      (2,948)          --     (2,948)
International Small Company Portfolio....      (2,788)          --     (2,788)
DFA International Real Estate Securities
  Portfolio..............................        (304)          --       (304)
DFA International Small Cap Value
  Portfolio..............................      (3,458)          --     (3,458)
Selectively Hedged Global Equity
  Portfolio..............................        (546)       $(198)      (348)
Emerging Markets Core Equity Portfolio...      (3,447)          --     (3,447)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2016:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts
Equity contracts            Net Realized Gain (Loss) on: Futures Change in Unrealized
                              Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                          REALIZED GAIN (LOSS) ON
                                                DERIVATIVES
                                        ---------------------------
                                                 FOREIGN
                                                EXCHANGE   EQUITY
                                         TOTAL  CONTRACTS CONTRACTS
                                        ------- --------- ---------
            Enhanced U.S. Large
              Company Portfolio........ $ 7,848    --      $ 7,848
            U.S. Large Cap Value
              Portfolio................  17,635    --       17,635
            U.S. Targeted Value
              Portfolio................   6,695    --        6,695
            U.S. Small Cap Value
              Portfolio................  42,945    --       42,945
            U.S. Core Equity 1
              Portfolio................  14,545    --       14,545

                                                 REALIZED GAIN (LOSS) ON
                                                       DERIVATIVES
                                               ---------------------------
                                                           FOREIGN
                                                          EXCHANGE   EQUITY
                                                TOTAL     CONTRACTS CONTRACTS
                                               -------    --------- ---------
     U.S. Core Equity 2 Portfolio............. $16,424        --     $16,424
     U.S. Vector Equity Portfolio.............   3,911        --       3,911
     U.S. Small Cap Portfolio.................  18,220        --      18,220
     U.S. Micro Cap Portfolio.................   4,507        --       4,507
     DFA Real Estate Securities Portfolio.....   6,786        --       6,786
     Large Cap International Portfolio........   2,586      $ (1)      2,587
     International Core Equity Portfolio......  19,272        (3)     19,275
     International Small Company Portfolio....  17,796        --      17,796
     Continental Small Company Portfolio......      50        --          50
     DFA International Real Estate Securities
       Portfolio..............................   4,480        48       4,432
     DFA Global Real Estate Securities
       Portfolio..............................     757        --         757
     DFA International Small Cap Value
       Portfolio..............................  29,244        27      29,217
     International Vector Equity Portfolio....     138       (44)        182
     World ex U.S. Value Portfolio............     112        --         112
     World ex U.S. Targeted Value Portfolio...       8         8          --
     World ex U.S. Core Equity Portfolio......    (629)       --        (629)
     Selectively Hedged Global Equity
       Portfolio..............................   2,131       371       1,760
     Emerging Markets Portfolio...............   5,655        --       5,655
     Emerging Markets Small Cap Portfolio.....   4,016        --       4,016
     Emerging Markets Value Portfolio.........  11,373        --      11,373
     Emerging Markets Core Equity Portfolio...  30,116        --      30,116

                                                   CHANGE IN UNREALIZED
                                               APPRECIATION (DEPRECIATION) ON
                                                       DERIVATIVES
                                               ---------------------------
                                                           FOREIGN
                                                          EXCHANGE   EQUITY
                                                TOTAL     CONTRACTS CONTRACTS
                                               -------    --------- ---------
     Enhanced U.S. Large Company Portfolio.... $  (557)       --     $  (557)
     U.S. Large Cap Value Portfolio...........  (3,292)       --      (3,292)
     U.S. Targeted Value Portfolio............  (2,039)       --      (2,039)
     U.S. Small Cap Value Portfolio...........  (3,946)       --      (3,946)
     U.S. Core Equity 1 Portfolio.............  (3,224)       --      (3,224)
     U.S. Core Equity 2 Portfolio.............  (3,630)       --      (3,630)
     U.S. Vector Equity Portfolio.............    (835)       --        (835)
     U.S. Small Cap Portfolio.................  (4,290)       --      (4,290)
     U.S. Micro Cap Portfolio.................  (1,662)       --      (1,662)
     DFA Real Estate Securities Portfolio.....  (1,518)       --      (1,518)
     Large Cap International Portfolio........    (870)       --        (870)
     International Core Equity Portfolio......  (2,948)       --      (2,948)
     International Small Company Portfolio....  (2,771)       --      (2,771)
     Continental Small Company Portfolio......       2        --           2
     DFA International Real Estate Securities
       Portfolio..............................    (304)       --        (304)
     DFA International Small Cap Value
       Portfolio..............................  (3,458)       --      (3,458)
     World ex U.S. Value Portfolio............     (19)       --         (19)
     Selectively Hedged Global Equity
       Portfolio..............................    (559)     $541      (1,100)
     Emerging Markets Portfolio...............    (263)       --        (263)
     Emerging Markets Small Cap Portfolio.....     286        --         286
     Emerging Markets Value Portfolio.........    (391)       --        (391)
     Emerging Markets Core Equity Portfolio...  (3,447)       --      (3,447)

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2016 (Amounts in thousands):

                                 NET                                                   NET
                               AMOUNTS                                               AMOUNTS
                                 OF        GROSS AMOUNTS NOT                           OF        GROSS AMOUNTS NOT
                               ASSETS        OFFSET IN THE                         LIABILITIES     OFFSET IN THE
                              PRESENTED   STATEMENTS OF ASSETS                      PRESENTED   STATEMENTS OF ASSETS
                    GROSS      IN THE       AND LIABILITIES               GROSS      IN THE       AND LIABILITIES
                  AMOUNTS OF STATEMENTS  ----------------------        AMOUNTS OF  STATEMENTS  ----------------------
                  RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                    ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION          (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------       ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
                                         ASSETS                                             LIABILITIES
                  ---------------------------------------------------- -----------------------------------------------------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
Forward Currency
 Contracts.......    $847       $847        $(95)        --      $752     $198        $198        $(95)        --      $103

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note K contains information regarding securities lending amounts that are subject to netting arrangements.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

For the year ended October 31, 2016, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                         WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                          AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                       INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                       ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity
  Portfolio...........     1.04%       $ 2,324         29        $ 2       $  8,804
U.S. Targeted Value
  Portfolio...........     1.05%        12,631          5          2         19,633
U.S. Vector Equity
  Portfolio...........     0.87%         1,177          3         --          1,177
Large Cap
  International
  Portfolio...........     1.13%         2,459          3         --          4,761
International Core
  Equity Portfolio....     1.10%        32,535         13         13         55,150
International Small
  Company Portfolio...     1.00%         3,790         13          1         18,387
DFA International
  Small Cap Value
  Portfolio...........     1.04%        31,688          8          7         61,254
International Vector
  Equity Portfolio....     1.12%         3,589         32          4          8,719
World ex U.S. Value
  Portfolio...........     1.08%           313         62          1          3,180
World ex U.S.
  Targeted Value
  Portfolio...........     1.09%         2,620         50          4          7,642
World ex U.S. Core
  Equity Portfolio....     0.94%         2,673         10          1          5,264
World Core Equity
  Portfolio...........     1.08%         1,089         20          1          4,841
Emerging Markets Core
  Equity Portfolio....     0.94%        36,977         28         26        121,214

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by Portfolios under the lines of credit as of October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain Portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the year ended October 31, 2016.

J. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2016, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2016, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                     PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                     --------- -------- --------------------
U.S. Large Cap Equity Portfolio.............. $ 27,570  $ 24,560       $ (2,752)
U.S. Targeted Value Portfolio................  198,462   258,264         33,497
U.S. Small Cap Value Portfolio...............   41,485   529,351         56,512
U.S. Core Equity 1 Portfolio.................  204,530   143,651        (15,380)
U.S. Core Equity 2 Portfolio.................  254,997   140,170          1,373
U.S. Vector Equity Portfolio.................   46,739    54,146         11,343
U.S. Small Cap Portfolio.....................  327,605    83,496         20,824
U.S. Micro Cap Portfolio.....................   94,240   118,943         54,866
DFA Real Estate Securities Portfolio.........    4,311     2,083            423
Large Cap International Portfolio............   53,749    61,512         (1,108)
International Core Equity Portfolio..........  203,108   255,730           (922)
DFA Global Real Estate Securities Portfolio..    1,678        --             --
DFA International Small Cap Value Portfolio..  385,406   444,880         41,282
International Vector Equity Portfolio........   20,229    22,944            (79)
World ex U.S. Targeted Value Portfolio.......    6,070    10,962            545
World ex U.S. Core Equity Portfolio..........   15,173    16,486           (232)
Emerging Markets Core Equity Portfolio.......   14,853    15,515         (1,558)

K. SECURITIES LENDING:

   As of October 31, 2016, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                    MARKET  UNINVESTED
                                                    VALUE      CASH
                                                   -------- ----------
          U.S. Large Cap Equity Portfolio......... $  9,409       --
          U.S. Targeted Value Portfolio...........  367,153       --
          U.S. Small Cap Value Portfolio..........  194,743       --
          U.S. Core Equity 1 Portfolio............  622,368       --
          U.S. Core Equity 2 Portfolio............  561,339       --
          U.S. Vector Equity Portfolio............  163,776       --
          U.S. Small Cap Portfolio................  232,046       --
          U.S. Micro Cap Portfolio................   83,144       --
          DFA Real Estate Securities Portfolio....  146,276       --
          Large Cap International Portfolio.......    9,368       --
          International Core Equity Portfolio.....   65,844       --
          DFA International Real Estate
            Securities Portfolio..................    5,917       --
          DFA International Small Cap Value
            Portfolio.............................   20,275   $1,382
          International Vector Equity Portfolio...    5,330       --
          World ex U.S. Targeted Value Portfolio..    1,907       --
          World ex U.S. Core Equity Portfolio.....   14,969      110
          Emerging Markets Core Equity............  651,321       --

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the

Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                              REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                           AS OF OCTOBER 31, 2016
                                        ------------------------------------------------------------
                                        OVERNIGHT AND             BETWEEN
                                         CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                        -------------- -------- ------------ -------- --------------
SECURITIES LENDING TRANSACTIONS
U.S. LARGE CAP EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants........ $   46,037,222    --         --         --    $   46,037,222
U.S. TARGETED VALUE PORTFOLIO
 Common Stocks.........................  1,240,541,205    --         --         --     1,240,541,205
DFA REAL ESTATE SECURITIES PORTFOLIO
 Common Stocks.........................    461,556,560    --         --         --       461,556,560
INTERNATIONAL CORE EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants........  1,236,637,558    --         --         --     1,236,637,558
EMERGING MARKETS CORE EQUITY PORTFOLIO
 Common Stocks.........................  1,040,127,894    --         --         --     1,040,127,884
DFA GLOBAL REAL ESTATE SECURITIES
  PORTFOLIO
 Common Stocks.........................     34,027,679    --         --         --        34,027,679
WORLD EX U.S. TARGETED VALUE PORTFOLIO
 Common Stocks.........................      7,145,456    --         --         --         7,145,456
U.S. CORE EQUITY 1 PORTFOLIO
 Common Stocks, Rights/Warrants........  1,416,230,536    --         --         --     1,416,230,536
U.S. CORE EQUITY 2 PORTFOLIO
 Common Stocks, Rights/Warrants........  1,865,189,843    --         --         --     1,865,189,843
INTERNATIONAL VECTOR EQUITY PORTFOLIO
 Common Stocks.........................    144,254,351    --         --         --       144,254,351
LARGE CAP INTERNATIONAL PORTFOLIO
 Common Stocks.........................    207,774,454    --         --         --       207,774,454
DFA INTERNATIONAL SMALL CAP VALUE
  PORTFOLIO
 Common Stocks.........................    947,512,927    --         --         --       947,512,927

                                                REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                             AS OF OCTOBER 31, 2016
                                          ------------------------------------------------------------
                                          OVERNIGHT AND             BETWEEN
                                           CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                          -------------- -------- ------------ -------- --------------
DFA INTERNATIONAL REAL ESTATE SECURITIES
  PORTFOLIO
 Common Stocks........................... $  157,926,434    --         --         --    $  157,926,434
U.S. VECTOR EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants..........    509,342,336    --         --         --       509,342,336
U.S. SMALL CAP PORTFOLIO
 Common Stocks, Rights/Warrants..........  2,565,604,574    --         --         --     2,565,604,574
U.S. SMALL CAP VALUE PORTFOLIO
 Common Stocks...........................  1,802,024,349    --         --         --     1,802,024,349
U.S. MICRO CAP PORTFOLIO
 Common Stocks, Rights/Warrants..........    804,805,059    --         --         --       804,805,059
WORLD EX U.S. CORE EQUITY PORTFOLIO
 Common Stocks...........................    101,533,454    --         --         --       101,533,454

L. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

M. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. IN-KIND REDEMPTIONS:

   During the year ended October 31, 2016, the following Portfolio realized net gains (losses) on in-kind redemptions as follows:

              DFA International Small Cap Value Portfolio. 29,398

O. OTHER:

   At October 31, 2016, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                             APPROXIMATE
                                                                              PERCENTAGE
                                                                NUMBER OF   OF OUTSTANDING
                                                               SHAREHOLDERS     SHARES
                                                               ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional
  Class Shares................................................      4             76%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.      3             94%
U.S. Large Cap Value Portfolio -- Institutional Class Shares..      3             72%
U.S. Targeted Value Portfolio -- Class R1 Shares..............      4             86%
U.S. Targeted Value Portfolio -- Class R2 Shares..............      7             80%

                                                                                   APPROXIMATE
                                                                                    PERCENTAGE
                                                                      NUMBER OF   OF OUTSTANDING
                                                                     SHAREHOLDERS     SHARES
                                                                     ------------ --------------
U.S. Targeted Value Portfolio -- Institutional Class Shares.........      3             58%
U.S. Small Cap Value Portfolio -- Institutional Class Shares........      3             58%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares..........      6             82%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares..........      6             85%
U.S. Vector Equity Portfolio -- Institutional Class Shares..........      4             87%
U.S. Small Cap Portfolio -- Institutional Class Shares..............      3             51%
U.S. Micro Cap Portfolio -- Institutional Class Shares..............      5             79%
DFA Real Estate Securities Portfolio -- Institutional
  Class Shares......................................................      4             79%
Large Cap International Portfolio -- Institutional Class Shares.....      3             68%
International Core Equity Portfolio.................................      4             73%
International Small Company Portfolio -- Institutional
  Class Shares......................................................      4             61%
Japanese Small Company Portfolio -- Institutional Class Shares......      4             86%
Asia Pacific Small Company Portfolio -- Institutional
  Class Shares......................................................      3             89%
United Kingdom Small Company Portfolio -- Institutional
  Class Shares......................................................      4             92%
Continental Small Company Portfolio -- Institutional
  Class Shares......................................................      4             95%
DFA International Real Estate Securities Portfolio -- Institutional
  Class Shares......................................................      4             88%
DFA Global Real Estate Securities Portfolio -- Institutional
  Class Shares......................................................      3             72%
DFA International Small Cap Value Portfolio -- Institutional
  Class Shares......................................................      4             68%
International Vector Equity Portfolio -- Institutional
  Class Shares......................................................      4             91%
World ex U.S. Value Portfolio -- Institutional Class Shares.........      5             84%
World ex U.S. Targeted Value Portfolio -- Institutional
  Class Shares......................................................      3             99%
World ex U.S. Core Equity Portfolio -- Institutional Class Shares...      3             81%
World Core Equity Portfolio.........................................      5             90%
Selectively Hedged Global Equity Portfolio -- Institutional
  Class Shares......................................................      4             95%
Emerging Markets Portfolio -- Institutional Class Shares............      4             68%
Emerging Markets Small Cap Portfolio -- Institutional
  Class Shares......................................................      3             52%
Emerging Markets Value Portfolio -- Class R2 Shares.................      2             90%
Emerging Markets Value Portfolio -- Institutional Class Shares......      2             33%
Emerging Markets Core Equity Portfolio -- Institutional
  Class Shares......................................................      3             59%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

P. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, World Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodians, brokers and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2016

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  (UNAUDITED)

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record that included amounts from net investment income and return of capital. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Each Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes.

                                              % BREAKDOWN OF DISTRIBUTION SOURCES
                                       -------------------------------------------------
                                          NET      NET REALIZED   NET REALIZED
                                       INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                           INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                         ---------- -------------- -------------- ---------
Enhanced U.S. Large Company Portfolio
   December 16, 2015..................     76%          0%             0%          24%
U.S. Large Cap Equity Portfolio
   December 16, 2015..................     91%          0%             0%           9%
U.S. Large Cap Value Portfolio
   December 16, 2015..................     90%          0%             0%          10%
U.S. Targeted Value Portfolio
   December 16, 2015..................     87%          0%             0%          13%
U.S. Small Cap Value Portfolio
   December 16, 2015..................     57%          0%             0%          43%
   March 30, 2016.....................     36%          0%             0%          64%
   June 29, 2016......................     42%          0%             0%          58%
U.S. Core Equity 1 Portfolio
   December 15, 2015..................     87%          0%             0%          13%
U.S. Core Equity 2 Portfolio
   December 15, 2015..................     89%          0%             0%          11%
U.S. Vector Equity Portfolio
   December 16, 2015..................     88%          0%             0%          12%
U.S. Small Cap Portfolio
   December 16, 2015..................     81%          0%             0%          19%
   March 30, 2016.....................     98%          0%             0%           2%
   June 29, 2016......................     97%          0%             0%           3%
U.S. Micro Cap Portfolio
   December 16, 2015..................     71%          0%             0%          29%
   March 30, 2016.....................     74%          0%             0%          26%
   June 29, 2016......................     72%          0%             0%          28%
Large Cap International Portfolio
   December 15, 2015..................     72%          0%             0%          28%
   June 29, 2016......................     97%          0%             0%           3%
International Core Equity Portfolio
   December 15, 2015..................     65%          0%             0%          35%
   June 29, 2016......................     99%          0%             0%           1%
International Small Company Portfolio
   December 16, 2015..................     38%          0%             0%          62%
   March 30, 2016.....................      9%          0%             0%          91%
   June 29, 2016......................     51%          0%             0%          49%
   September 29, 2016.................     22%          0%             0%          78%
Japanese Small Company Portfolio
   December 16, 2015..................     21%          0%             0%          79%

                                                           % BREAKDOWN OF DISTRIBUTION SOURCES
                                                    ------------------------------------------------
                                                       NET      NET REALIZED   NET REALIZED
                                                    INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                                        INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                                      ---------- -------------- -------------- ---------
Asia Pacific Small Company Portfolio
   December 16, 2015...............................      8%          0%             0%           92%
United Kingdom Small Company Portfolio
   December 16, 2015...............................     52%          0%             0%           48%
   March 30, 2016..................................     45%          0%             0%           55%
   June 29, 2016...................................     39%          0%             0%           61%
Continental Small Company Portfolio
   December 16, 2015...............................     52%          0%             0%           48%
   March 30, 2016..................................     78%          0%             0%           22%
   June 29, 2016...................................     98%          0%             0%            2%
DFA International Real Estate Securities Portfolio
   December 15, 2015...............................      0%          0%             0%          100%
DFA Global Real Estate Securities Portfolio
   December 16, 2015...............................     98%          0%             0%            2%
DFA International Small Cap Value Portfolio
   December 15, 2015...............................     33%          0%             0%           67%
   March 30, 2016..................................      0%          0%             0%          100%
   June 29, 2016...................................     37%          0%             0%           63%
   September 29, 2016..............................      0%          0%             0%          100%
International Vector Equity Portfolio
   December 15, 2015...............................     67%          0%             0%           33%
   June 29, 2016...................................     96%          0%             0%            4%
World ex U.S. Value Portfolio
   December 16, 2015...............................     75%          0%             0%           25%
   June 29, 2016...................................     95%          0%             0%            5%
World ex U.S. Targeted Value Portfolio
   December 16, 2015...............................     44%          0%             0%           56%
   June 29, 2016...................................     98%          0%             0%            2%
World ex U.S. Core Equity Portfolio
   December 16, 2015...............................     85%          0%             0%           15%
World Core Equity Portfolio
   March 30, 2016..................................     99%          0%             0%            1%
   June 29, 2016...................................    100%          0%             0%            0%*
Selectively Hedged Global Equity Portfolio
   December 16, 2015...............................     99%          0%             0%            1%
Emerging Markets Portfolio
   December 16, 2015...............................     30%          0%             0%           70%
   March 30, 2016..................................      0%          0%             0%          100%
   June 29, 2016...................................     75%          0%             0%           25%
Emerging Markets Small Cap Portfolio
   December 16, 2015...............................     35%          0%             0%           65%
   March 30, 2016..................................      0%          0%             0%          100%
   June 29, 2016...................................     24%          0%             0%           76%
Emerging Markets Value Portfolio
   December 16, 2015...............................     20%          0%             0%           80%
   March 30, 2016..................................      0%          0%             0%          100%
   June 29, 2016...................................      0%          0%             0%          100%
   September 29, 2016..............................      1%          0%             0%           99%

                                               % BREAKDOWN OF DISTRIBUTION SOURCES
                                        -------------------------------------------------
                                           NET      NET REALIZED   NET REALIZED
                                        INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                            INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                          ---------- -------------- -------------- ---------
Emerging Markets Core Equity Portfolio
   December 15, 2015...................     34%          0%             0%          66%
   March 30, 2016......................      5%          0%             0%          95%
   June 29, 2016.......................     79%          0%             0%          21%

* Amount is less than 1%.

Each Portfolio estimates that it has distributed more than the amount of net investment income and net realized capital gains; therefore, a portion of the distributions may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in a Portfolio is returned to the shareholder. A return of capital does not necessarily reflect a Portfolio's investment performance and should not be confused with yield or income. When distributions exceed total return performance, the difference will reduce a Portfolio's net asset value per share.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO VS.
BLOOMBERG COMMODITY INDEX TOTAL RETURN
NOVEMBER 9, 2010-OCTOBER 31, 2016

                                    [CHART]


                DFA Commodity Strategy       Bloomberg Commodity Index
                       Portfolio                   Total Return
                ----------------------       -------------------------
    11/9/2010           $10,000                     $10,000
   11/30/2010             9,480                       9,414
   12/31/2010            10,464                      10,420
    1/31/2011            10,584                      10,525
    2/28/2011            10,804                      10,664
    3/31/2011            11,010                      10,884
    4/30/2011            11,440                      11,261
    5/31/2011            10,889                      10,691
    6/30/2011            10,337                      10,152
    7/31/2011            10,678                      10,452
    8/31/2011            10,788                      10,557
    9/30/2011             9,187                       9,001
   10/31/2011             9,798                       9,597
   11/30/2011             9,538                       9,384
   12/31/2011             9,199                       9,032
    1/31/2012             9,480                       9,256
    2/29/2012             9,752                       9,506
    3/31/2012             9,360                       9,112
    4/30/2012             9,299                       9,074
    5/31/2012             8,494                       8,245
    6/30/2012             8,889                       8,698
    7/31/2012             9,494                       9,261
    8/31/2012             9,676                       9,381
    9/30/2012             9,840                       9,541
   10/31/2012             9,497                       9,171
   11/30/2012             9,547                       9,176
   12/31/2012             9,321                       8,937
    1/31/2013             9,544                       9,151
    2/28/2013             9,169                       8,777
    3/31/2013             9,229                       8,836
    4/30/2013             8,996                       8,590
    5/31/2013             8,763                       8,397
    6/30/2013             8,304                       8,001
    7/31/2013             8,436                       8,110
    8/31/2013             8,730                       8,386
    9/30/2013             8,529                       8,172
   10/31/2013             8,438                       8,051
   11/30/2013             8,397                       7,987
   12/31/2013             8,473                       8,086
    1/31/2014             8,565                       8,110
    2/28/2014             9,156                       8,616
    3/31/2014             9,200                       8,651
    4/30/2014             9,435                       8,862
    5/31/2014             9,200                       8,607
    6/30/2014             9,271                       8,658
    7/31/2014             8,822                       8,227
    8/31/2014             8,750                       8,141
    9/30/2014             8,208                       7,634
   10/31/2014             8,178                       7,573
   11/30/2014             7,789                       7,265
   12/31/2014             7,234                       6,711
    1/31/2015             7,028                       6,486
    2/28/2015             7,203                       6,654
    3/31/2015             6,853                       6,312
    4/30/2015             7,234                       6,674
    5/31/2015             7,028                       6,494
    6/30/2015             7,141                       6,606
    7/31/2015             6,378                       5,904
    8/31/2015             6,306                       5,850
    9/30/2015             6,120                       5,650
   10/31/2015             6,120                       5,625
   11/30/2015             5,686                       5,217
   12/31/2015             5,509                       5,056
    1/31/2016             5,437                       4,971
    2/29/2016             5,364                       4,890
    3/31/2016             5,611                       5,077
    4/30/2016             6,056                       5,509
    5/31/2016             6,046                       5,499
    6/30/2016             6,334                       5,726
    7/31/2016             6,044                       5,433
    8/31/2016             5,930                       5,337               Past performance is not predictive of
    9/30/2016             6,124                       5,505               future performance.
   10/31/2016             6,104                       5,478               The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE        FIVE          SINCE             would pay on fund distributions or the
         TOTAL RETURN          YEAR       YEARS       INCEPTION           redemption of fund shares.
         -----------------------------------------------------------      Bloomberg Barclays data provided by
                              -0.26%      -9.03%       -7.93%             Bloomberg.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 COMMODITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2016

   During the fiscal year ended October 31, 2016, the Bloomberg Commodity Index Total Return returned -2.62%. Sectors with significant declines included energy, which returned -18.5% and livestock, which returned -21.4%. Among sectors with positive returns, precious metals led at 11.22%, followed by industrial metals at 7.75% and agriculture at 3.26%.

DFA COMMODITY STRATEGY PORTFOLIO

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio, through its wholly owned subsidiary Dimensional Cayman Commodity Fund I LTD, gains exposure to commodities markets by investing in derivative instruments such as commodity swap contracts, commodity futures and other commodity-linked instruments. The Portfolio pursues commodity exposure based on sector weights of the Bloomberg Commodity Index Total Return, the Portfolio's benchmark. In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional identifies a broadly diversified universe of eligible U.S. and foreign fixed income securities with defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated term premium is greater for longer-term securities in the eligible maturity range, Dimensional will generally focus investment in that longer-term area; otherwise, the Portfolio will generally focus investment in the short-term range of the eligible maturity range.

   The Portfolio, through the Dimensional Cayman Commodity Fund I LTD, gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures. The Portfolio's commodity swaps provided exposure to the 22 commodities included in the benchmark, whose returns for the period ranged from -29.22% (Kansas wheat) to 42.08% (sugar). During the period, the average duration of the Portfolio's fixed income securities decreased to 1.72 years from 1.84 years.

   For the 12 months ended October 31, 2016, the total return was -0.26% for the Portfolio and -2.62% for the Bloomberg Commodity Index Total Return. The Portfolio's outperformance relative to the benchmark was attributable to differences in the management of commodity rolls, commodity curve positioning and investment in short-term investment grade fixed income securities during a period of falling interest rates and narrowing credit spreads.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           SIX MONTHS ENDED OCTOBER 31, 2016
   EXPENSE TABLES
                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     05/01/16  10/31/16    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   DFA COMMODITY STRATEGY PORTFOLIO
   --------------------------------
   Actual Fund Return............... $1,000.00 $1,007.80    0.33%    $1.67
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.48    0.33%    $1.68

----------

* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       DFA COMMODITY STRATEGY PORTFOLIO
              Corporate....................................  46.0%
              Government...................................  31.1%
              Foreign Corporate............................  18.9%
              Foreign Government...........................   3.7%
              Supranational................................   0.3%
                                                            -----
                                                            100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
BONDS -- (64.7%)
AUSTRALIA -- (1.9%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 06/13/17............................. $ 8,000 $ 8,008,768
BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17.............................   5,000   5,006,750
    5.400%, 03/29/17.............................   1,000   1,016,800
Commonwealth Bank of Australia
    1.900%, 09/18/17.............................   2,000   2,010,460
    2.300%, 09/06/19.............................   5,100   5,176,627
Macquarie Group, Ltd.
##  3.000%, 12/03/18.............................   5,000   5,107,495
Westpac Banking Corp.
    2.000%, 08/14/17.............................   3,000   3,017,949
    2.250%, 07/30/18.............................   3,200   3,240,125
                                                          -----------
TOTAL AUSTRALIA..................................          32,584,974
                                                          -----------

BELGIUM -- (0.7%)
Anheuser-Busch Cos., LLC
    5.600%, 03/01/17.............................   5,000   5,075,900
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................   6,000   6,012,060
                                                          -----------
TOTAL BELGIUM....................................          11,087,960
                                                          -----------

CANADA -- (5.5%)
Bank of Montreal
    2.375%, 01/25/19.............................  15,620  15,870,795
Canadian National Railway Co.
    1.450%, 12/15/16.............................     264     264,137
Ontario, Province of Canada
    1.100%, 10/25/17.............................  10,000  10,004,190
    1.200%, 02/14/18.............................  15,000  15,014,925
Royal Bank of Canada
    1.500%, 01/16/18.............................   6,180   6,190,772
    2.200%, 07/27/18.............................   1,005   1,017,629
    1.800%, 07/30/18.............................   8,492   8,536,150
Thomson Reuters Corp.
    1.650%, 09/29/17.............................   3,992   4,002,251
    6.500%, 07/15/18.............................   1,000   1,080,871
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................  10,000  10,006,170
    2.125%, 07/02/19.............................  19,850  20,134,887
                                                          -----------
TOTAL CANADA.....................................          92,122,777
                                                          -----------

DENMARK -- (0.9%)
Nordea Bank AB
    2.375%, 04/04/19.............................  15,000  15,236,640
                                                          -----------

FINLAND -- (0.4%)
Municipality Finance P.L.C.
    1.250%, 04/18/19.............................   5,000   4,988,750

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
FINLAND -- (Continued)
    1.750%, 05/21/19............................. $ 1,150 $ 1,162,121
                                                          -----------
TOTAL FINLAND....................................           6,150,871
                                                          -----------

FRANCE -- (2.2%)
BNP Paribas SA
    2.375%, 09/14/17.............................   6,140   6,193,971
BPCE SA
    1.625%, 01/26/18.............................   1,950   1,951,997
Sanofi
    1.250%, 04/10/18.............................   1,800   1,802,821
Societe Generale SA
    2.750%, 10/12/17.............................   7,000   7,090,230
Total Capital Canada, Ltd.
    1.450%, 01/15/18.............................   2,000   2,003,842
Total Capital International SA
    1.550%, 06/28/17.............................   1,040   1,042,406
    2.100%, 06/19/19.............................  16,220  16,492,739
                                                          -----------
TOTAL FRANCE.....................................          36,578,006
                                                          -----------

GERMANY -- (0.9%)
Daimler Finance North America LLC
##  1.650%, 03/02/18.............................  11,290  11,313,235
Deutsche Bank AG
    6.000%, 09/01/17.............................   4,300   4,409,469
                                                          -----------
TOTAL GERMANY....................................          15,722,704
                                                          -----------

IRELAND -- (0.5%)
Actavis, Inc.
    1.875%, 10/01/17.............................   7,500   7,529,610
Medtronic, Inc.
    1.375%, 04/01/18.............................     300     300,650
                                                          -----------
TOTAL IRELAND....................................           7,830,260
                                                          -----------

ITALY -- (0.5%)
Enel Finance International NV
##  6.250%, 09/15/17.............................   4,300   4,473,978
Intesa Sanpaolo SpA
    3.875%, 01/16/18.............................   1,500   1,530,269
    3.875%, 01/15/19.............................   2,570   2,644,142
                                                          -----------
TOTAL ITALY......................................           8,648,389
                                                          -----------

JAPAN -- (2.0%)
American Honda Finance Corp.
    1.550%, 12/11/17.............................   6,075   6,108,327
Mizuho Bank, Ltd.
##  1.550%, 10/17/17.............................   7,700   7,700,508
Nomura Holdings, Inc.
    2.750%, 03/19/19.............................   1,034   1,053,848
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.............................   3,500   3,547,205

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
JAPAN -- (Continued)
Toyota Motor Credit Corp.
    2.000%, 10/24/18............................. $ 4,149 $ 4,202,107
    1.400%, 05/20/19.............................   9,500   9,481,257
    2.125%, 07/18/19.............................   1,080   1,097,753
                                                          -----------
TOTAL JAPAN......................................          33,191,005
                                                          -----------

NETHERLANDS -- (3.3%)
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................  10,000  10,031,290
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    1.700%, 03/19/18.............................   2,800   2,809,456
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................  13,665  13,844,572
Heineken NV
##  1.400%, 10/01/17.............................   2,500   2,503,265
Koninklijke Philips NV
    5.750%, 03/11/18.............................   6,725   7,117,948
Mylan, Inc.
    1.350%, 11/29/16.............................   7,038   7,039,386
Shell International Finance BV
    1.900%, 08/10/18.............................   4,000   4,039,828
    2.000%, 11/15/18.............................   3,250   3,290,999
    4.300%, 09/22/19.............................   4,875   5,234,117
                                                          -----------
TOTAL NETHERLANDS................................          55,910,861
                                                          -----------

NORWAY -- (0.4%)
Kommunalbanken A.S.
    1.750%, 05/28/19.............................   5,000   5,052,320
Statoil ASA
    1.950%, 11/08/18.............................   1,035   1,045,129
                                                          -----------
TOTAL NORWAY.....................................           6,097,449
                                                          -----------

SPAIN -- (0.7%)
Santander Bank NA
    2.000%, 01/12/18.............................   4,500   4,498,416
Telefonica Emisiones SAU
    6.221%, 07/03/17.............................   2,000   2,062,740
    3.192%, 04/27/18.............................   4,800   4,902,638
                                                          -----------
TOTAL SPAIN......................................          11,463,794
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.3%)
European Bank for Reconstruction & Development
    0.750%, 09/01/17.............................   5,000   5,008,025
                                                          -----------

SWEDEN -- (1.9%)
Kommuninvest I Sverige AB
    1.625%, 02/13/17.............................   4,500   4,508,127
Svensk Exportkredit AB
    1.875%, 06/17/19.............................  17,000  17,228,565
Svenska Handelsbanken AB
    1.625%, 03/21/18.............................   5,000   5,012,335

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
SWEDEN -- (Continued)
    2.250%, 06/17/19............................. $ 5,000 $ 5,074,325
                                                          -----------
TOTAL SWEDEN.....................................          31,823,352
                                                          -----------

SWITZERLAND -- (1.1%)
Credit Suisse AG New York
    1.375%, 05/26/17.............................   4,000   3,998,744
Credit Suisse New York
    1.700%, 04/27/18.............................   7,595   7,590,929
UBS AG
    1.800%, 03/26/18.............................   6,900   6,915,711
                                                          -----------
TOTAL SWITZERLAND................................          18,505,384
                                                          -----------

UNITED KINGDOM -- (2.8%)
AstraZeneca P.L.C.
    1.750%, 11/16/18.............................   6,958   6,999,762
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................   5,000   5,000,000
    4.750%, 03/10/19.............................   4,110   4,411,732
British Telecommunications P.L.C.
    1.250%, 02/14/17.............................   1,200   1,200,564
Diageo Capital P.L.C.
    1.500%, 05/11/17.............................   3,500   3,510,083
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18.............................   1,028   1,093,565
HSBC USA, Inc.
    1.625%, 01/16/18.............................  10,830  10,836,433
Lloyds Bank P.L.C.
    1.750%, 03/16/18.............................   3,015   3,026,490
    1.750%, 05/14/18.............................   5,000   5,021,770
Vodafone Group P.L.C.
    1.625%, 03/20/17.............................   1,000   1,001,380
    1.625%, 03/20/17.............................   3,951   3,956,452
    1.250%, 09/26/17.............................     750     749,309
                                                          -----------
TOTAL UNITED KINGDOM.............................          46,807,540
                                                          -----------

UNITED STATES -- (38.7%)
Abbott Laboratories
    5.125%, 04/01/19............................. $ 2,835   3,078,365
Air Products & Chemicals, Inc.
    1.200%, 10/15/17.............................     700     700,979
American Express Co.
    7.000%, 03/19/18.............................  12,652  13,602,013
Anthem, Inc.
    5.875%, 06/15/17.............................   3,100   3,186,893
Apple, Inc.
    1.000%, 05/03/18.............................   5,000   4,993,395
    1.100%, 08/02/19.............................   4,045   4,017,276
Assurant, Inc.
    2.500%, 03/15/18.............................     203     205,000
AT&T, Inc.
    2.400%, 03/15/17.............................   5,044   5,069,694
    1.400%, 12/01/17.............................   3,400   3,395,934
    2.300%, 03/11/19.............................     575     580,786
Autodesk, Inc.
    1.950%, 12/15/17.............................   5,650   5,671,651

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Bank of America Corp.
    3.875%, 03/22/17............................. $ 3,600 $ 3,638,408
    2.000%, 01/11/18.............................   1,000   1,005,010
    2.600%, 01/15/19.............................   4,000   4,066,436
Bank of New York Mellon Corp. (The)
    2.100%, 01/15/19.............................   1,000   1,013,376
BB&T Corp.
    1.450%, 01/12/18.............................   1,250   1,251,665
Becton Dickinson and Co.
    1.750%, 11/08/16.............................   1,500   1,500,225
    1.450%, 05/15/17.............................   2,000   2,004,334
    1.800%, 12/15/17.............................   6,340   6,367,655
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................   2,500   2,511,390
    2.100%, 08/14/19.............................   2,800   2,853,654
Boston Scientific Corp.
    2.650%, 10/01/18.............................   1,000   1,019,315
Branch Banking & Trust Co.
    1.000%, 04/03/17.............................   1,000   1,000,255
    2.300%, 10/15/18.............................   2,000   2,030,622
Bristol-Myers Squibb Co.
    0.875%, 08/01/17.............................   1,685   1,682,671
Capital One Bank USA NA
    2.300%, 06/05/19.............................   2,742   2,770,149
Cardinal Health, Inc.
    1.900%, 06/15/17.............................   5,000   5,023,380
    1.700%, 03/15/18.............................   5,239   5,255,309
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.............................   6,000   6,109,674
    7.050%, 10/01/18.............................   5,000   5,534,915
CF Industries, Inc.
    6.875%, 05/01/18.............................   6,134   6,472,897
Chevron Corp.
    1.345%, 11/15/17.............................   3,435   3,440,362
    1.718%, 06/24/18.............................   1,425   1,434,743
Cisco Systems, Inc.
    1.400%, 02/28/18.............................  14,958  15,014,332
    2.125%, 03/01/19.............................  10,000  10,169,760
Citigroup, Inc.
    1.350%, 03/10/17.............................   2,000   2,002,680
    2.050%, 12/07/18.............................   7,281   7,321,417
    2.550%, 04/08/19.............................     750     763,546
Comcast Corp.
    5.700%, 05/15/18.............................   4,811   5,129,633
Comerica, Inc.
    2.125%, 05/23/19.............................   4,000   4,026,600
ConocoPhillips Co.
    1.050%, 12/15/17.............................   3,000   2,984,670
    1.500%, 05/15/18.............................   6,500   6,505,025
Coventry Health Care, Inc.
    5.950%, 03/15/17.............................   3,309   3,366,158

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
CSX Corp.
    6.250%, 03/15/18............................. $ 5,731 $ 6,125,430
CVS Health Corp.
    2.250%, 12/05/18.............................   7,000   7,096,523
Danaher Corp.
    1.650%, 09/15/18.............................   2,000   2,013,894
Dollar General Corp.
    1.875%, 04/15/18.............................   2,334   2,343,884
Duke Energy Corp.
    1.625%, 08/15/17.............................   1,019   1,021,822
Eastman Chemical Co.
    2.400%, 06/01/17.............................   1,500   1,510,475
eBay, Inc.
    1.350%, 07/15/17.............................   8,000   8,004,520
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................  11,927  12,833,130
Enterprise Products Operating LLC
    1.650%, 05/07/18.............................   5,000   4,997,900
Exxon Mobil Corp.
    1.439%, 03/01/18.............................   8,200   8,229,266
    1.305%, 03/06/18.............................  25,430  25,502,882
Fifth Third Bank
    1.450%, 02/28/18.............................   7,000   6,997,620
Ford Motor Credit Co. LLC
    1.500%, 01/17/17.............................   4,500   4,503,497
    5.000%, 05/15/18.............................   1,500   1,570,187
    2.551%, 10/05/18.............................   5,000   5,060,095
General Mills, Inc.
    5.700%, 02/15/17.............................   5,200   5,269,425
Gilead Sciences, Inc.
    1.850%, 09/04/18.............................   8,531   8,602,609
Goldman Sachs Group, Inc. (The)
    5.950%, 01/18/18.............................   2,000   2,104,272
    2.900%, 07/19/18.............................   1,000   1,020,280
    7.500%, 02/15/19.............................   4,082   4,589,327
Harris Corp.
    1.999%, 04/27/18.............................   8,500   8,543,690
Hershey Co. (The)
    1.600%, 08/21/18.............................   2,300   2,315,741
Huntington Bancshares, Inc.
    2.600%, 08/02/18.............................   2,600   2,636,993
Intel Corp.
    1.350%, 12/15/17.............................   1,825   1,830,935
International Business Machines Corp.
    1.950%, 02/12/19.............................  27,500  27,886,732
Jefferies Group LLC
    5.125%, 04/13/18.............................   1,000   1,041,466
Johnson Controls, Inc.
    2.600%, 12/01/16.............................   3,475   3,479,375
JPMorgan Chase & Co.
    2.000%, 08/15/17.............................   7,050   7,093,752

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Kellogg Co.
    1.875%, 11/17/16............................. $ 1,000 $ 1,000,094
    1.750%, 05/17/17.............................   3,000   3,011,580
KeyBank NA
    1.100%, 11/25/16.............................   1,000   1,000,059
    2.350%, 03/08/19.............................   7,000   7,120,967
Kraft Heinz Foods Co.
    2.250%, 06/05/17.............................   4,177   4,199,071
Kroger Co. (The)
    2.300%, 01/15/19.............................   1,000   1,015,894
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   6,000   6,039,906
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.............................     680     682,425
Mattel, Inc.
    1.700%, 03/15/18.............................   7,000   7,013,531
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................   4,417   4,480,728
McDonald's Corp.
    5.800%, 10/15/17.............................     900     939,330
    5.350%, 03/01/18.............................   2,000   2,106,302
    2.100%, 12/07/18.............................   8,000   8,098,712
McKesson Corp.
    1.400%, 03/15/18.............................   6,000   5,988,180
    2.284%, 03/15/19.............................   6,000   6,074,832
MetLife, Inc.
    6.817%, 08/15/18.............................   2,000   2,183,862
    7.717%, 02/15/19.............................   1,389   1,579,381
Monsanto Co.
    1.850%, 11/15/18.............................   6,700   6,715,102
Morgan Stanley
    4.750%, 03/22/17.............................   2,430   2,464,783
    7.300%, 05/13/19.............................   7,000   7,915,124
NetApp, Inc.
    2.000%, 12/15/17.............................   6,200   6,231,180
NiSource Finance Corp.
    6.800%, 01/15/19.............................   2,000   2,215,794
Nordstrom, Inc.
    6.250%, 01/15/18.............................   5,000   5,281,600
Nucor Corp.
    5.750%, 12/01/17.............................   3,019   3,150,906
NYSE Euronext
    2.000%, 10/05/17.............................   6,730   6,787,272
ONEOK Partners L.P.
    2.000%, 10/01/17.............................     400     401,310
Oracle Corp.
    1.200%, 10/15/17.............................     855     856,923
PACCAR Financial Corp.
    1.750%, 08/14/18.............................   1,900   1,916,783
Pfizer, Inc.
    1.500%, 06/15/18.............................   1,000   1,005,061
    2.100%, 05/15/19.............................  30,877  31,407,343
Philip Morris International, Inc.
    5.650%, 05/16/18.............................   6,500   6,920,680
    1.875%, 01/15/19.............................   5,000   5,045,245

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Phillips 66
    2.950%, 05/01/17............................. $ 5,000 $ 5,051,055
PNC Bank NA
    1.500%, 02/23/18.............................   3,560   3,568,038
Provident Cos., Inc.
    7.000%, 07/15/18.............................   3,298   3,587,465
Prudential Financial, Inc.
    6.000%, 12/01/17.............................     518     542,767
QUALCOMM, Inc.
    1.400%, 05/18/18.............................   1,000   1,001,113
Reynolds American, Inc.
    2.300%, 06/12/18.............................   5,850   5,927,173
Roper Technologies, Inc.
    2.050%, 10/01/18.............................   1,500   1,513,907
Scripps Networks Interactive, Inc.
    2.700%, 12/15/16.............................   5,000   5,010,005
Southern Co. (The)
    1.300%, 08/15/17.............................   3,000   3,001,578
    2.450%, 09/01/18.............................   2,700   2,745,222
Stryker Corp.
    1.300%, 04/01/18.............................     600     600,055
#   2.000%, 03/08/19.............................   8,000   8,073,600
SunTrust Banks, Inc.
    2.500%, 05/01/19.............................   7,735   7,889,112
Symantec Corp.
    2.750%, 06/15/17.............................   7,278   7,331,719
Target Corp.
    2.300%, 06/26/19.............................  10,000  10,245,050
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19.............................   3,000   3,050,106
Total System Services, Inc.
    2.375%, 06/01/18.............................   6,500   6,542,309
U.S. Bancorp
    2.200%, 04/25/19.............................   5,000   5,096,770
UnitedHealth Group, Inc.
    1.400%, 12/15/17.............................   1,956   1,960,485
    1.625%, 03/15/19.............................   3,000   3,015,039
US Bancorp
    1.650%, 05/15/17.............................       1       1,002
US Bank NA
    1.400%, 04/26/19.............................  10,000   9,981,630
Verizon Communications, Inc.
    3.650%, 09/14/18.............................   5,000   5,187,315
Viacom, Inc.
    3.500%, 04/01/17.............................   1,000   1,009,083
    2.200%, 04/01/19.............................   5,000   5,023,805
Wal-Mart Stores, Inc.
    1.125%, 04/11/18.............................  14,633  14,644,941
Walgreens Boots Alliance, Inc.
    1.750%, 05/30/18.............................   8,000   8,037,680
Walt Disney Co. (The)
    1.500%, 09/17/18                                3,000   3,022,830
Wells Fargo & Co.
    2.625%, 12/15/16.............................   4,000   4,008,528
    1.500%, 01/16/18.............................     700     699,909

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^     VALUE+
                                                  -------     ------
                                                   (000)
UNITED STATES -- (Continued)
Whirlpool Co.
    1.350%, 03/01/17............................. $ 2,000 $    2,001,830
    1.650%, 11/01/17.............................   7,000      7,018,998
Zoetis, Inc.
    1.875%, 02/01/18.............................   6,564      6,576,754
                                                          --------------
TOTAL UNITED STATES..............................            647,814,807
                                                          --------------
TOTAL BONDS......................................          1,082,584,798
                                                          --------------

AGENCY OBLIGATIONS -- (1.2%)
Federal Home Loan Bank
    2.250%, 09/08/17.............................  10,000     10,133,440
    1.625%, 06/14/19.............................  10,000     10,150,170
                                                          --------------
TOTAL AGENCY OBLIGATIONS.........................             20,283,610
                                                          --------------

U.S. TREASURY OBLIGATIONS -- (28.0%)
U.S. Treasury Notes
    0.875%, 01/15/18.............................  39,000     39,062,478

                                                      FACE
                                                     AMOUNT^       VALUE+
                                                     -------       ------
                                                      (000)
U.S. TREASURY OBLIGATIONS -- (Continued)
^^++  1.375%, 06/30/18............................. $  193,000 $  194,726,385
      0.750%, 02/15/19.............................     38,000     37,858,982
      0.875%, 06/15/19.............................     66,000     65,853,018
      0.875%, 09/15/19.............................    100,000     99,660,200
      1.000%, 09/30/19.............................     32,000     32,009,984
                                                               --------------
TOTAL U.S. TREASURY OBLIGATIONS....................               469,171,047
                                                               --------------
TOTAL INVESTMENT SECURITIES........................             1,572,039,455
                                                               --------------

                                                     SHARES
                                                     ------
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@  DFA Short Term Investment Fund...............  8,849,205    102,402,999
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,672,990,275)............................             $1,674,442,454
                                                               ==============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 -----------  --------------  ------- --------------
Bonds
 Australia......................          --  $   32,584,974    --    $   32,584,974
 Belgium........................          --      11,087,960    --        11,087,960
 Canada.........................          --      92,122,777    --        92,122,777
 Denmark........................          --      15,236,640    --        15,236,640
 Finland........................          --       6,150,871    --         6,150,871
 France.........................          --      36,578,006    --        36,578,006
 Germany........................          --      15,722,704    --        15,722,704
 Ireland........................          --       7,830,260    --         7,830,260
 Italy..........................          --       8,648,389    --         8,648,389
 Japan..........................          --      33,191,005    --        33,191,005
 Netherlands....................          --      55,910,861    --        55,910,861
 Norway.........................          --       6,097,449    --         6,097,449
 Spain..........................          --      11,463,794    --        11,463,794
 Supranational Organization
   Obligations..................          --       5,008,025    --         5,008,025
 Sweden.........................          --      31,823,352    --        31,823,352
 Switzerland....................          --      18,505,384    --        18,505,384
 United Kingdom.................          --      46,807,540    --        46,807,540
 United States..................          --     647,814,807    --       647,814,807
Agency Obligations..............          --      20,283,610    --        20,283,610
U.S. Treasury Obligations.......          --     469,171,047    --       469,171,047
Securities Lending Collateral...          --     102,402,999    --       102,402,999
Swap Agreements**...............          --     (21,558,245)   --       (21,558,245)
Futures Contracts**............. $(1,115,097)             --    --        (1,115,097)
                                 -----------  --------------    --    --------------
TOTAL........................... $(1,115,097) $1,652,884,209    --    $1,651,769,112
                                 ===========  ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investments at Value (including $100,273 of securities on loan).. $  1,572,039
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $102,401)..............................      102,403
Cash.............................................................       41,600
Segregated Cash for Swaps Contracts..............................          340
Receivables:
 Interest........................................................        8,172
 Securities Lending Income.......................................            8
 Fund Shares Sold................................................        1,101
Prepaid Expenses and Other Assets................................           34
                                                                  ------------
     Total Assets................................................    1,725,697
                                                                  ------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned................................      102,401
 Fund Shares Redeemed............................................        1,863
 Due to Advisor..................................................          400
 Futures Margin Variation........................................        1,264
Unrealized Loss on Swap Contracts................................       21,558
Accrued Expenses and Other Liabilities...........................          114
                                                                  ------------
     Total Liabilities...........................................      127,600
                                                                  ------------
NET ASSETS....................................................... $  1,598,097
                                                                  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................  271,878,312
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE......... $       5.88
                                                                  ============
Investments at Cost.............................................. $  1,570,589
                                                                  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $  1,586,037
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)..........................................       32,632
Accumulated Net Realized Gain (Loss).............................          658
Net Unrealized Appreciation (Depreciation).......................      (21,230)
                                                                  ------------
NET ASSETS....................................................... $  1,598,097
                                                                  ============
(1) NUMBER OF SHARES AUTHORIZED..................................  800,000,000
                                                                  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
 Interest............................................................. $ 16,899
 Income from Securities Lending.......................................       59
                                                                       --------
     Total Investment Income..........................................   16,958
                                                                       --------
EXPENSES
 Investment Management Fees...........................................    4,845
 Accounting & Transfer Agent Fees.....................................       77
 Custodian Fees.......................................................       53
 Filing Fees..........................................................      156
 Shareholders' Reports................................................       68
 Directors'/Trustees' Fees & Expenses.................................        9
 Professional Fees....................................................       38
 Other................................................................       35
                                                                       --------
     Total Expenses...................................................    5,281
                                                                       --------
 Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note D)......................................     (866)
 Fees Paid Indirectly (Note D)........................................      (18)
                                                                       --------
 Net Expenses.........................................................    4,397
                                                                       --------
 NET INVESTMENT INCOME (LOSS).........................................   12,561
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net Realized Gain (Loss) on:
   Investment Securities Sold**.......................................      484
   Futures............................................................    5,533
   Swap Contracts.....................................................   22,428
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.........................    1,678
   Futures............................................................        9
   Swap Contracts.....................................................  (20,194)
                                                                       --------
 NET REALIZED AND UNREALIZED GAIN (LOSS)..............................    9,938
                                                                       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ 22,499
                                                                       ========

----------
**Net of foreign capital gain taxes withheld of $0.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                 DFA COMMODITY STRATEGY
                                                                        PORTFOLIO
                                                                 ----------------------
                                                                    YEAR        YEAR
                                                                   ENDED       ENDED
                                                                  OCT. 31,    OCT. 31,
                                                                    2016        2015
                                                                 ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net Investment Income (Loss)................................... $   12,561  $    9,267
 Net Realized Gain (Loss) on:
   Investment Securities Sold*..................................        484      (8,732)
   Futures......................................................      5,533     (17,337)
   Swap Contracts...............................................     22,428    (339,100)
   Foreign Currency Transactions................................         --       5,799
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...................      1,678       4,896
   Futures......................................................          9          84
   Swap Contracts...............................................    (20,194)     11,136
   Translation of Foreign Currency Denominated Amounts..........         --      (1,816)
                                                                 ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................     22,499    (335,803)
                                                                 ----------  ----------
Distributions From:
 Net Investment Income:.........................................
   Institutional Class Shares...................................     (7,538)     (9,071)
 Net Short-Term Gains:..........................................
   Institutional Class Shares...................................         --         (14)
 Net Long-Term Gains:
   Institutional Class Shares...................................       (155)       (889)
                                                                 ----------  ----------
     Total Distributions........................................     (7,693)     (9,974)
                                                                 ----------  ----------
Capital Share Transactions (1):
 Shares Issued..................................................  1,017,341   1,078,341
 Shares Issued in Lieu of Cash Distributions....................      7,499       9,738
 Shares Redeemed................................................   (648,620)   (729,422)
                                                                 ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions....    376,220     358,657
                                                                 ----------  ----------
     Total Increase (Decrease) in Net Assets....................    391,026      12,880
NET ASSETS
 Beginning of Year..............................................  1,207,071   1,194,191
                                                                 ----------  ----------
 End of Year.................................................... $1,598,097  $1,207,071
                                                                 ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
 Shares Issued..................................................    183,938     159,948
 Shares Issued in Lieu of Cash Distributions....................      1,318       1,339
 Shares Redeemed................................................   (116,801)   (107,182)
                                                                 ----------  ----------
     Net Increase (Decrease) from Shares Issued and Redeemed....     68,455      54,105
                                                                 ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT INCOME)............................... $   32,632  $     (102)

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                DFA COMMODITY STRATEGY PORTFOLIO
                                                  ----------------------------------------------------------
                                                      YEAR         YEAR         YEAR        YEAR       YEAR
                                                     ENDED        ENDED        ENDED       ENDED      ENDED
                                                    OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,   OCT. 31,
                                                      2016         2015         2014        2013       2012
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period............. $     5.93   $     8.00   $     8.30   $   9.40   $   9.77
                                                  ----------   ----------   ----------   --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)................       0.05         0.05         0.06       0.06       0.07
 Net Gains (Losses) on Securities (Realized and
   Unrealized)...................................      (0.07)       (2.05)       (0.31)     (1.10)     (0.37)
                                                  ----------   ----------   ----------   --------   --------
   Total from Investment Operations..............      (0.02)       (2.00)       (0.25)     (1.04)     (0.30)
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...........................      (0.03)       (0.06)       (0.04)     (0.04)     (0.06)
 Net Realized Gains..............................         --        (0.01)       (0.01)     (0.02)     (0.01)
                                                  ----------   ----------   ----------   --------   --------
   Total Distributions...........................      (0.03)       (0.07)       (0.05)     (0.06)     (0.07)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................... $     5.88   $     5.93   $     8.00   $   8.30   $   9.40
================================================  ==========   ==========   ==========   ========   ========
Total Return.....................................      (0.26)%     (25.16)%      (3.08)%   (11.15)%    (3.08)%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............ $1,598,097   $1,207,071   $1,194,191   $786,314   $458,079
Ratio of Expenses to Average Net Assets..........       0.33%        0.34%        0.33%      0.34%      0.35%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly)..       0.40%        0.40%        0.39%      0.40%      0.41%
Ratio of Net Investment Income to Average Net
 Assets..........................................       0.95%        0.77%        0.65%      0.66%      0.79%
Portfolio Turnover Rate..........................        159%         124%         104%        64%        69%
--------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of October 31, 2016, the Portfolio held a $322,425,722 investment in the Subsidiary, representing 20.18% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2016, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the DFA Short Term Investment Fund ("the Money Market Series") and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At October 31, 2016, there were no previously waived fees subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the year ended October 31, 2016, approximately $866 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio's net assets. During the year ended October 31, 2016, expenses reduced were as follows (amounts in thousands):

                                                     FEES PAID
                                                     INDIRECTLY
                                                     ----------
                DFA Commodity Strategy Portfolio....    $18

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $291 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                    DFA Commodity Strategy Portfolio.... $14

F. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Portfolio transactions related to investment securities, other than short-term securities (amounts in thousands):

                                      U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                      -------------------------- ---------------------------
                                      PURCHASES       SALES      PURCHASES       SALES
                                       ----------    ----------  ---------        --------
 DFA Commodity Strategy Portfolio.... $1,198,026    $1,730,299   $830,856       $309,617

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                        INCREASE       INCREASE
                                                       (DECREASE)     (DECREASE)
                                        INCREASE     UNDISTRIBUTED   ACCUMULATED
                                       (DECREASE)    NET INVESTMENT  NET REALIZED
                                     PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                     --------------- -------------- --------------
DFA Commodity Strategy Portfolio....       $76          $27,711        $(27,787)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS TOTAL
                                       -------------- ------------- ------
     DFA Commodity Strategy Portfolio
     2015.............................     $8,966        $1,009     $9,975
     2016.............................      7,540           154      7,694

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        NET INVESTMENT
                                          INCOME AND
                                          SHORT-TERM     LONG-TERM
                                        CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                        -------------- ------------- -------
   DFA Commodity Strategy Portfolio....    $(1,657)         --       $(1,657)

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                        UNDISTRIBUTED                                               TOTAL NET
                        NET INVESTMENT                                            DISTRIBUTABLE
                          INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                          SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                        CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                        -------------- ------------- ------------- -------------- -------------
DFA Commodity Strategy
  Portfolio............    $11,046          --            --           $1,109        $12,155

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolio did not have any capital loss carryforwards.

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                  NET UNREALIZED
                            FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                               COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                            ----------- ------------ ------------ --------------
DFA Commodity Strategy
  Portfolio................ $1,673,921     $1,374       $(852)         $522

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. FORWARD CURRENCY CONTRACTS: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   3. COMMODITY-LINKED DERIVATIVES: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. SWAP AGREEMENTS: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. FUTURES CONTRACTS: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument

(debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. OPTIONS ON FUTURES CONTRACTS: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At October 31, 2016, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                      EXPIRATION NUMBER OF CONTRACT  UNREALIZED
DESCRIPTION                              DATE    CONTRACTS  AMOUNT   GAIN (LOSS)
-----------                           ---------- --------- --------  -----------
Brent Crude Oil Futures..............  11/30/16     244    $ 11,861    $  (449)
CBT Wheat Futures....................  12/14/16     161       3,351          5
Coffee 'C' Futures...................  12/19/16      57       3,509        227
Copper Futures.......................  12/28/16     164       9,041        190
Corn Futures.........................  12/14/16     468       8,301        306
Cotton No.2 Futures..................  12/07/16      54       1,859          2
Gasoline RBOB Futures................  12/30/16      84       5,000        (77)
Gold 100 oz Futures..................  12/28/16     117      14,895       (393)
KCB Wheat Futures....................  12/14/16      56       1,161        (17)
LME Nickel Futures...................  01/16/17      52       3,267         23
LME Nickel Futures...................  11/14/16      41       2,568        (10)
LME Nickel Futures...................  01/16/17      (1)        (63)         1
LME Nickel Futures...................  11/14/16     (41)     (2,568)        (5)
LME Prime Aluminum Futures...........  01/16/17     144       6,247        252
LME Prime Aluminum Futures...........  11/14/16     111       4,812        282
LME Prime Aluminum Futures...........  01/16/17      (4)       (174)        (6)
LME Prime Aluminum Futures...........  11/14/16    (111)     (4,812)      (243)
LME Zinc Futures.....................  01/16/17      76       4,677        220
LME Zinc Futures.....................  11/14/16      58       3,557        278
LME Zinc Futures.....................  01/16/17      (2)       (123)        (3)
LME Zinc Futures.....................  11/14/16     (58)     (3,557)      (191)
Lean Hogs Futures....................  12/14/16      95       1,822        (82)
Live Cattle Futures..................  12/30/16      73       3,017        (61)
NY Harbor ULSD Futures...............  12/30/16      93       5,943       (185)
Natural Gas Futures..................  12/28/16     415      13,259       (746)
Silver Futures.......................  12/28/16      68       6,051       (362)
Soybean Futures......................  01/13/17     148       7,487        264
Soybean Meal Futures.................  01/13/17     119       3,783        147
Soybean Oil Futures..................  01/13/17     178       3,780        109
Sugar #11 Futures....................  02/28/17     252       6,088        (50)
WTI Crude Futures....................  12/20/16     238      11,295       (541)
                                                           --------    -------
                                                           $135,334    $(1,115)
                                                           ========    =======

   The Subsidiary's securities have been segregated as collateral for open futures contracts.

   At October 31, 2016, the Subsidiary had the following outstanding commodity total return swaps, which are typically on custom commodity indices that include exposure to various precious metal, energy and agricultural commodities (dollar amounts in thousands):

                                                                              UNREALIZED
                                   COMMODITY EXPIRATION           NOTIONAL   APPRECIATION
COUNTERPARTY                       EXPOSURE     DATE    CURRENCY  AMOUNT*   (DEPRECIATION)
------------                       --------- ---------- -------- ---------  --------------
Bank of America Corp..............   Index**  01/05/17    USD    $(101,802)    $(1,358)
Bank of America Corp..............   Index**  01/05/17    USD     (192,289)     (2,995)
Citibank, N.A.....................   Index**  01/05/17    USD     (137,464)     (1,835)
Citibank, N.A.....................   Index**  01/05/17    USD     (152,532)     (2,376)
Credit Suisse.....................   Index**  12/05/16    USD     (120,222)     (1,873)
Credit Suisse.....................   Index**  12/05/16    USD     (150,248)     (2,006)
Deutsche Bank AG, London Branch...   Index**  12/05/16    USD     (135,459)     (1,821)
Deutsche Bank AG, London Branch...   Index*   12/05/16    USD     (134,108)     (2,091)

                                                                                UNREALIZED
                                   COMMODITY EXPIRATION            NOTIONAL    APPRECIATION
COUNTERPARTY                       EXPOSURE     DATE    CURRENCY    AMOUNT    (DEPRECIATION)
------------                       --------- ---------- -------- -----------  --------------
UBS AG............................   Index*   02/03/17    USD    $   (99,185)    $ (1,287)
UBS AG............................   Index*   02/03/17    USD       (256,720)      (3,916)
                                                                 -----------     --------
                                                                 $(1,480,029)    $(21,558)
                                                                 ===========     ========

* Swap is exposed to the 22 commodities in the Bloomberg Commodity Index Total Return.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

                                                          SWAP
                                                FUTURES CONTRACTS
                                                ------- ----------
              DFA Commodity Strategy Portfolio. $84,060 $1,277,436

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of October 31, 2016:

                           LOCATION ON THE STATEMENT OF ASSETS AND LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE                                       LIABILITY DERIVATIVES
 ---------------                                      ------------------------
 Commodity Futures                                    Payables: Futures Margin
   Contracts                                            Variation

 Commodity Swap Contracts                             Unrealized Loss on Swap
                                                        Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

                                          LIABILITY DERIVATIVES VALUE
                                     -------------------------------------
                                       TOTAL VALUE
                                            AT        COMMODITY    SWAP
                                     OCTOBER 31, 2016 CONTRACTS* CONTRACTS
      -                              ---------------- ---------- ---------
      Dimensional Cayman Commodity
        Fund I, LTD.................     $22,822        $1,264    $21,558

* Includes cumulative appreciation (depreciation) of futures contracts.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the year ended October 31, 2016:

DERIVATIVE TYPE              LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------              --------------------------------------
Commodity Futures Contracts  Net Realized Gain (Loss) on: Futures Change in Unrealized
                               Appreciation (Depreciation) of: Futures
Swap Contracts               Net Realized Gain (Loss) on: Swap Contracts Change in
                               Unrealized Appreciation (Depreciation) of: Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                            REALIZED GAIN (LOSS) ON
                                                  DERIVATIVES
                                         ----------------------------
                                                    COMMODITY   SWAP
                                           TOTAL    CONTRACTS CONTRACTS
                                         --------   --------- ---------
          Dimensional Cayman Commodity
            Fund I, LTD................. $ 27,961    $5,533   $ 22,428

                                             CHANGE IN UNREALIZED
                                         APPRECIATION (DEPRECIATION) ON
                                                  DERIVATIVES
                                         ----------------------------
                                                    COMMODITY   SWAP
                                           TOTAL    CONTRACTS CONTRACTS
                                         --------   --------- ---------
          Dimensional Cayman Commodity
            Fund I, LTD................. $(20,185)   $    9   $(20,194)

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2016 (Amounts in thousands):

                                    NET                                                   NET
                                  AMOUNTS                                               AMOUNTS
                                    OF        GROSS AMOUNTS NOT                           OF        GROSS AMOUNTS NOT
                                  ASSETS        OFFSET IN THE                         LIABILITIES     OFFSET IN THE
                                 PRESENTED   STATEMENTS OF ASSETS                      PRESENTED   STATEMENTS OF ASSETS
                       GROSS      IN THE       AND LIABILITIES               GROSS      IN THE       AND LIABILITIES
                     AMOUNTS OF STATEMENTS  ----------------------        AMOUNTS OF  STATEMENTS  ---------------------
                     RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                       ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION             (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------          ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- -------
                                            ASSETS                                             LIABILITIES
                     ---------------------------------------------------- ------------------------------------------------------
DFA COMMODITY
 STRATEGY PORTFOLIO
Swap Contracts......     --         --          --          --       --     $21,558     $21,558       --        $(340)   $21,218

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolio did not utilize the interfund lending program during the year ended October 31, 2016.

J. SECURITIES LENDING:

   As of October 31, 2016, the Portfolio had a security on loan to a broker/dealer, for which the Portfolio received cash collateral.

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                       REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                    AS OF OCTOBER 31, 2016
                                   ---------------------------------------------------------
                                   OVERNIGHT AND            BETWEEN
                                    CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                   ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
DFA COMMODITY STRATEGY PORTFOLIO
 Bonds, U.S. Treasury Obligations. $102,402,999     --         --         --    $102,402,999

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. OTHER:

   At October 31, 2016, 3 shareholders held 63% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of DFA Commodity Strategy Portfolio:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2016

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- CLASS R2 VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 30, 2008-OCTOBER 31, 2016

                                    [CHART]

                   DFA International Value    MSCI World ex USA Index
                     Portfolio - Class R2         (net dividends)
                   -----------------------    ------------------------
  4/30/2008                $10,000                  $10,000
  5/31/2008                 10,000                   10,152
  6/30/2008                  9,006                    9,362
  7/31/2008                  8,752                    9,029
  8/31/2008                  8,381                    8,680
  9/30/2008                  7,404                    7,427
 10/31/2008                  5,537                    5,882
 11/30/2008                  5,194                    5,563
 12/31/2008                  5,594                    5,856
  1/31/2009                  4,819                    5,310
  2/28/2009                  4,220                    4,772
  3/31/2009                  4,686                    5,087
  4/30/2009                  5,539                    5,743
  5/31/2009                  6,361                    6,469
  6/30/2009                  6,268                    6,402
  7/31/2009                  7,007                    7,003
  8/31/2009                  7,404                    7,339
  9/30/2009                  7,789                    7,641
 10/31/2009                  7,467                    7,519
 11/30/2009                  7,685                    7,705
 12/31/2009                  7,769                    7,828
  1/31/2010                  7,316                    7,461
  2/28/2010                  7,340                    7,453
  3/31/2010                  7,920                    7,933
  4/30/2010                  7,781                    7,815
  5/31/2010                  6,874                    6,952
  6/30/2010                  6,751                    6,852
  7/31/2010                  7,584                    7,485
  8/31/2010                  7,209                    7,261
  9/30/2010                  7,990                    7,958
 10/31/2010                  8,259                    8,241
 11/30/2010                  7,836                    7,892
 12/31/2010                  8,567                    8,528
  1/31/2011                  8,931                    8,712
  2/28/2011                  9,224                    9,035
  3/31/2011                  8,966                    8,854
  4/30/2011                  9,443                    9,336
  5/31/2011                  9,097                    9,059
  6/30/2011                  8,968                    8,930
  7/31/2011                  8,679                    8,783
  8/31/2011                  7,744                    8,040
  9/30/2011                  6,896                    7,233
 10/31/2011                  7,555                    7,936
 11/30/2011                  7,306                    7,569
 12/31/2011                  7,106                    7,487
  1/31/2012                  7,579                    7,891
  2/29/2012                  7,974                    8,325
  3/31/2012                  7,907                    8,263
  4/30/2012                  7,622                    8,123
  5/31/2012                  6,676                    7,197
  6/30/2012                  7,146                    7,669
  7/31/2012                  7,112                    7,764
  8/31/2012                  7,407                    7,986
  9/30/2012                  7,665                    8,228
 10/31/2012                  7,759                    8,286
 11/30/2012                  7,877                    8,460
 12/31/2012                  8,263                    8,716
  1/31/2013                  8,646                    9,144
  2/28/2013                  8,382                    9,053
  3/31/2013                  8,408                    9,125
  4/30/2013                  8,817                    9,541
  5/31/2013                  8,707                    9,327
  6/30/2013                  8,400                    8,978
  7/31/2013                  8,968                    9,455
  8/31/2013                  8,902                    9,333
  9/30/2013                  9,570                    9,993
 10/31/2013                  9,901                   10,328
 11/30/2013                  9,931                   10,391
 12/31/2013                 10,149                   10,548
  1/31/2014                  9,775                   10,122
  2/28/2014                 10,328                   10,675
  3/31/2014                 10,249                   10,627
  4/30/2014                 10,420                   10,794
  5/31/2014                 10,529                   10,961
  6/30/2014                 10,661                   11,117
  7/31/2014                 10,419                   10,919
  8/31/2014                 10,419                   10,928
  9/30/2014                  9,956                   10,479
 10/31/2014                  9,782                   10,312
 11/30/2014                  9,787                   10,439
 12/31/2014                  9,412                   10,092
  1/31/2015                  9,348                   10,056
  2/28/2015                 10,014                   10,657
  3/31/2015                  9,801                   10,479
  4/30/2015                 10,334                   10,933
  5/31/2015                 10,334                   10,838
  6/30/2015                 10,032                   10,530
  7/31/2015                  9,934                   10,697
  8/31/2015                  9,191                    9,917
  9/30/2015                  8,557                    9,417
 10/31/2015                  9,216                   10,125
 11/30/2015                  9,091                    9,964
 12/31/2015                  8,798                    9,785
  1/31/2016                  8,107                    9,112
  2/29/2016                  7,843                    8,985
  3/31/2016                  8,438                    9,594
  4/30/2016                  8,841                    9,903
  5/31/2016                  8,675                    9,791
  6/30/2016                  8,356                    9,493
  7/31/2016                  8,727                    9,960
  8/31/2016                  8,958                    9,970                  Past performance is not predictive of
  9/30/2016                  9,063                   10,091                  future performance.
 10/31/2016                  9,176                    9,895                  The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE        FIVE         SINCE               would pay on fund distributions or the
          TOTAL RETURN           YEAR       YEARS      INCEPTION             redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                -0.43%      3.96%       -1.01%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]

                   DFA International Value         MSCI World ex USA Index
                Portfolio-Institutional Class            (net div.)
                -----------------------------     -----------------------
10/31/2006                $10,000                         $10,000
11/30/2006                 10,327                          10,298
12/31/2006                 10,730                          10,593
 1/31/2007                 10,929                          10,658
 2/28/2007                 10,920                          10,743
 3/31/2007                 11,270                          11,018
 4/30/2007                 11,836                          11,520
 5/31/2007                 12,240                          11,775
 6/30/2007                 12,150                          11,787
 7/31/2007                 11,811                          11,624
 8/31/2007                 11,674                          11,456
 9/30/2007                 12,282                          12,107
10/31/2007                 12,874                          12,633
11/30/2007                 12,092                          12,139
12/31/2007                 11,829                          11,911
 1/31/2008                 10,870                          10,837
 2/29/2008                 10,729                          11,033
 3/31/2008                 10,858                          10,876
 4/30/2008                 11,341                          11,480
 5/31/2008                 11,345                          11,655
 6/30/2008                 10,219                          10,748
 7/31/2008                  9,930                          10,366
 8/31/2008                  9,511                           9,965
 9/30/2008                  8,401                           8,526
10/31/2008                  6,293                           6,753
11/30/2008                  5,907                           6,386
12/31/2008                  6,348                           6,723
 1/31/2009                  5,474                           6,096
 2/28/2009                  4,802                           5,479
 3/31/2009                  5,323                           5,840
 4/30/2009                  6,301                           6,593
 5/31/2009                  7,238                           7,427
 6/30/2009                  7,129                           7,350
 7/31/2009                  7,973                           8,040
 8/31/2009                  8,425                           8,425
 9/30/2009                  8,859                           8,773
10/31/2009                  8,502                           8,632
11/30/2009                  8,750                           8,845
12/31/2009                  8,853                           8,986
 1/31/2010                  8,339                           8,565
 2/28/2010                  8,365                           8,557
 3/31/2010                  9,032                           9,107
 4/30/2010                  8,876                           8,972
 5/31/2010                  7,831                           7,982
 6/30/2010                  7,695                           7,866
 7/31/2010                  8,655                           8,593
 8/31/2010                  8,228                           8,336
 9/30/2010                  9,109                           9,136
10/31/2010                  9,432                           9,462
11/30/2010                  8,950                           9,061
12/31/2010                  9,789                           9,790
 1/31/2011                 10,204                          10,001
 2/28/2011                 10,540                          10,372
 3/31/2011                 10,249                          10,164
 4/30/2011                 10,794                          10,718
 5/31/2011                 10,404                          10,400
 6/30/2011                 10,259                          10,252
 7/31/2011                  9,927                          10,083
 8/31/2011                  8,863                           9,231
 9/30/2011                  7,893                           8,304
10/31/2011                  8,642                           9,111
11/30/2011                  8,363                           8,690
12/31/2011                  8,139                           8,595
 1/31/2012                  8,686                           9,059
 2/29/2012                  9,133                           9,557
 3/31/2012                  9,062                           9,487
 4/30/2012                  8,736                           9,326
 5/31/2012                  7,657                           8,262
 6/30/2012                  8,196                           8,804
 7/31/2012                  8,162                           8,913
 8/31/2012                  8,495                           9,168
 9/30/2012                  8,797                           9,446
10/31/2012                  8,910                           9,512
11/30/2012                  9,046                           9,712
12/31/2012                  9,491                          10,006
 1/31/2013                  9,932                          10,498
 2/28/2013                  9,634                          10,393
 3/31/2013                  9,663                          10,476
 4/30/2013                 10,138                          10,953
 5/31/2013                 10,012                          10,708
 6/30/2013                  9,659                          10,307
 7/31/2013                 10,319                          10,855
 8/31/2013                 10,243                          10,715
 9/30/2013                 11,015                          11,472
10/31/2013                 11,396                          11,857
11/30/2013                 11,437                          11,930
12/31/2013                 11,685                          12,110
 1/31/2014                 11,255                          11,621
 2/28/2014                 11,898                          12,255
 3/31/2014                 11,812                          12,200
 4/30/2014                 12,009                          12,392
 5/31/2014                 12,141                          12,584
 6/30/2014                 12,287                          12,763
 7/31/2014                 12,013                          12,536
 8/31/2014                 12,013                          12,546
 9/30/2014                 11,488                          12,030
10/31/2014                 11,286                          11,839
11/30/2014                 11,292                          11,985
12/31/2014                 10,869                          11,586
 1/31/2015                 10,795                          11,545
 2/28/2015                 11,565                          12,235
 3/31/2015                 11,318                          12,030
 4/30/2015                 11,940                          12,551
 5/31/2015                 11,946                          12,442
 6/30/2015                 11,599                          12,089
 7/31/2015                 11,486                          12,280
 8/31/2015                 10,627                          11,386
 9/30/2015                  9,900                          10,811
10/31/2015                 10,656                          11,624
11/30/2015                 10,518                          11,439
12/31/2015                 10,183                          11,234
 1/31/2016                  9,382                          10,461
 2/29/2016                  9,084                          10,315
 3/31/2016                  9,769                          11,015
 4/30/2016                 10,242                          11,369
 5/31/2016                 10,050                          11,241
 6/30/2016                  9,681                          10,899
 7/31/2016                 10,117                          11,435
 8/31/2016                 10,383                          11,446               Past performance is not predictive of
 9/30/2016                 10,504                          11,585               future performance.
10/31/2016                 10,635                          11,360               The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE          FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN            YEAR         YEARS       YEARS               redemption of fund shares.
           -------------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                  -0.20%        4.21%       0.62%               rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                        [CHART]


               U.S. Large Company
                    Portfolio        S&P 500 Index
               ------------------    -------------
 10/31/06            $10,000            $10,000
 11/30/06             10,185             10,190
 12/31/06             10,331             10,333
 01/31/07             10,490             10,489
 02/28/07             10,285             10,284
 03/31/07             10,393             10,399
 04/30/07             10,861             10,860
 05/31/07             11,234             11,239
 06/30/07             11,053             11,052
 07/31/07             10,706             10,709
 08/31/07             10,865             10,870
 09/30/07             11,273             11,277
 10/31/07             11,452             11,456
 11/30/07             10,971             10,977
 12/31/07             10,902             10,901
 01/31/08             10,246             10,247
 02/29/08              9,914              9,914
 03/31/08              9,877              9,871
 04/30/08             10,353             10,352
 05/31/08             10,487             10,486
 06/30/08              9,607              9,602
 07/31/08              9,530              9,522
 08/31/08              9,664              9,659
 09/30/08              8,813              8,799
 10/31/08              7,340              7,321
 11/30/08              6,820              6,796
 12/31/08              6,894              6,868
 01/31/09              6,320              6,289
 02/28/09              5,648              5,619
 03/31/09              6,143              6,112
 04/30/09              6,731              6,696
 05/31/09              7,113              7,071
 06/30/09              7,122              7,085
 07/31/09              7,664              7,621
 08/31/09              7,940              7,896
 09/30/09              8,237              8,191
 10/31/09              8,079              8,039
 11/30/09              8,564              8,521
 12/31/09              8,729              8,685
 01/31/10              8,420              8,373
 02/28/10              8,680              8,632
 03/31/10              9,205              9,153
 04/30/10              9,345              9,298
 05/31/10              8,596              8,555
 06/30/10              8,146              8,107
 07/31/10              8,717              8,675
 08/31/10              8,327              8,284
 09/30/10              9,067              9,023
 10/31/10              9,410              9,366
 11/30/10              9,410              9,368
 12/31/10             10,039              9,994
 01/31/11             10,282             10,231
 02/28/11             10,627             10,581
 03/31/11             10,639             10,585
 04/30/11             10,944             10,899
 05/31/11             10,822             10,775
 06/30/11             10,639             10,596
 07/31/11             10,424             10,380
 08/31/11              9,862              9,816
 09/30/11              9,164              9,126
 10/31/11             10,170             10,124
 11/30/11             10,140             10,101
 12/31/11             10,250             10,205
 01/31/12             10,705             10,662
 02/29/12             11,161             11,123
 03/31/12             11,534             11,489
 04/30/12             11,462             11,417
 05/31/12             10,766             10,731
 06/30/12             11,211             11,173
 07/31/12             11,368             11,328
 08/31/12             11,618             11,583
 09/30/12             11,918             11,883
 10/31/12             11,698             11,663
 11/30/12             11,771             11,731
 12/31/12             11,871             11,838
 01/31/13             12,485             12,451
 02/28/13             12,654             12,620
 03/31/13             13,129             13,093
 04/30/13             13,384             13,346
 05/31/13             13,692             13,658
 06/30/13             13,513             13,474
 07/31/13             14,196             14,160
 08/31/13             13,780             13,750
 09/30/13             14,214             14,181
 10/31/13             14,868             14,833
 11/30/13             15,318             15,285
 12/31/13             15,709             15,672
 01/31/14             15,159             15,130
 02/28/14             15,860             15,822
 03/31/14             15,989             15,955
 04/30/14             16,108             16,073
 05/31/14             16,476             16,450
 06/30/14             16,815             16,790
 07/31/14             16,587             16,559
 08/31/14             17,250             17,221
 09/30/14             17,005             16,980
 10/31/14             17,421             17,394
 11/30/14             17,891             17,862
 12/31/14             17,835             17,817
 01/31/15             17,296             17,282
 02/28/15             18,297             18,276
 03/31/15             18,005             17,986
 04/30/15             18,171             18,159
 05/31/15             18,403             18,393
 06/30/15             18,052             18,037
 07/31/15             18,429             18,414
 08/31/15             17,320             17,303
 09/30/15             16,891             16,875
 10/31/15             18,307             18,299
 11/30/15             18,374             18,353
 12/31/15             18,081             18,064
 01/31/16             17,176             17,167
 02/29/16             17,164             17,144
 03/31/16             18,324             18,307
 04/30/16             18,392             18,378
 05/31/16             18,722             18,708
 06/30/16             18,763             18,757
 07/31/16             19,461             19,448
 08/31/16             19,484             19,476       Past performance is not predictive of
 09/30/16             19,494             19,479       future performance.
 10/31/16             19,138             19,124       The returns shown do not reflect the
                                                      deduction of taxes that a shareholder
       AVERAGE ANNUAL    ONE     FIVE      TEN        would pay on fund distributions or the
       TOTAL RETURN      YEAR    YEARS    YEARS       redemption of fund shares.
       -------------------------------------------    The S&P data are provided by Standard
                         4.54%   13.48%   6.71%       & Poor's Index Services Group.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

                                                    RETURN IN U.S. DOLLARS
                                                    ----------------------
      MSCI World ex USA Index......................         -2.27%
      MSCI World ex USA Small Cap Index............          3.96%
      MSCI World ex USA Value Index................         -2.07%
      MSCI World ex USA Growth Index...............         -2.58%

   During the period, the performance of the U.S. dollar was mixed when compared against currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2016
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................   -10.14%             3.19%
                  United Kingdom....................    13.55%           -10.24%
                  France............................    -4.31%            -5.04%
                  Switzerland.......................    -8.27%            -8.57%
                  Canada............................    11.55%             8.90%
                  Germany...........................    -2.14%            -2.89%
                  Australia.........................     5.52%            12.55%
                  Hong Kong.........................     8.52%             8.45%
                  Spain.............................    -8.40%            -9.10%
                  Netherlands.......................     0.63%            -0.20%

----------

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved

   Emerging markets had stronger performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                           12 MONTHS ENDED OCTOBER 31, 2016
                            --------------------------------
                                                                  RETURN IN U.S. DOLLARS
                                                                  ----------------------
MSCI Emerging Markets Index......................................         9.27%
MSCI Emerging Markets Small Cap Index............................         4.78%
MSCI Emerging Markets Value Index................................         8.60%
MSCI Emerging Markets Growth Index...............................         9.81%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of emerging markets. In particular, while the U.S. dollar appreciated significantly against the Mexican peso, it also depreciated significantly against the Brazilian real. Overall, currency fluctuations benefitted from USD-denominated returns in emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
              China........................     1.62%             1.54%
              Korea........................     5.56%             5.17%
              Taiwan.......................    14.56%            17.85%
              India........................     6.28%             3.99%
              South Africa.................    -0.92%             1.46%
              Brazil.......................    40.59%            70.69%
              Mexico.......................     8.65%            -4.51%
              Russia.......................    17.86%            18.61%
              Malaysia.....................     4.44%             6.95%
              Indonesia....................    26.13%            32.31%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities directly.

INTERNATIONAL EQUITY PORTFOLIO PERFORMANCE OVERVIEW

DFA INTERNATIONAL VALUE PORTFOLIO

   The DFA International Value Portfolio is designed to capture the returns of developed ex U.S. large company value stocks by purchasing shares of the DFA International Value Series, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 500 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were -0.43% for the Portfolio's Class R2 shares, -0.20% for the Portfolio's Institutional Class shares, and -2.27% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Master Fund invests primarily in value stocks, while the benchmark is neutral with regard to value or growth stocks. The Master Fund's emphasis on deep value stocks contributed positively to its performance relative to the benchmark, as that segment of the market outperformed for the year. The Master Fund's emphasis on mid-cap stocks also contributed positively to relative performance, as those stocks outperformed for the period.

 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

            Russell 3000(R) Index............................. 4.24%
            Russell Microcap(R) Index (micro-cap stocks)...... 1.54%
            Russell 2000(R) Index (small-cap stocks).......... 4.11%
            Russell 1000(R) Index (large-cap stocks).......... 4.26%
            Dow Jones U.S. Select REIT Index /SM/............. 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------
    Russell 2000(R) Value Index (small-cap value stocks).............  8.81%
    Russell 2000(R) Growth Index (small-cap growth stocks)........... -0.49%
    Russell 1000(R) Value Index (large-cap value stocks).............  6.37%
    Russell 1000(R) Growth Index (large-cap growth stocks)...........  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE COMPANY PORTFOLIO

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. In addition to individual stocks, the Portfolio uses futures to gain market exposure for uninvested cash. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, the total return was 4.54% for the Portfolio and 4.51% for the S&P 500(R) Index, the Portfolio's benchmark. The Portfolio's return, net of fees and expenses, outperformed the benchmark. The Portfolio benefited from a flexible trading approach that helps minimize the potential negative effects of trading during index reconstitution.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)



   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             SIX MONTHS ENDED OCTOBER 31, 2016
  EXPENSE TABLES
                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       05/01/16  10/31/16    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
  DFA INTERNATIONAL VALUE PORTFOLIO**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,037.80    0.68%    $3.48
   Institutional Class Shares......... $1,000.00 $1,038.40    0.43%    $2.20
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.72    0.68%    $3.46
   Institutional Class Shares......... $1,000.00 $1,022.97    0.43%    $2.19

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                  BEGINNING  ENDING              EXPENSES
                                   ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                    VALUE    VALUE     EXPENSE    DURING
                                  05/01/16  10/31/16    RATIO*   PERIOD*
                                  --------- --------- ---------- --------
      U.S. LARGE COMPANY
       PORTFOLIO
      ------------------
      Actual Fund Return......... $1,000.00 $1,040.60    0.08%    $0.41
      Hypothetical 5% Annual
        Return................... $1,000.00 $1,024.73    0.08%    $0.41

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                            AFFILIATED INVESTMENT COMPANY
                                            -----------------------------
       DFA International Value Portfolio...             100.0%

DOMESTIC EQUITY PORTFOLIO

           U.S. LARGE COMPANY PORTFOLIO
Consumer Discretionary.......................  12.5%
Consumer Staples.............................  10.0%
Energy.......................................   7.2%
Financials...................................  13.3%
Health Care..................................  14.0%
Industrials..................................   9.8%
Information Technology.......................  21.6%
Materials....................................   2.8%
Real Estate..................................   2.9%
Telecommunication Services...................   2.5%
Utilities....................................   3.4%
                                              -----
                                              100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                 VALUE+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The DFA International Value Series of
       The DFA Investment Trust Company..................... $7,275,892,237
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $7,290,534,122)............................. $7,275,892,237
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                           PERCENTAGE
                                                   SHARES      VALUE+    OF NET ASSETS**
                                                   ------      ------    ---------------
COMMON STOCKS -- (94.9%)
Consumer Discretionary -- (11.8%)
*   Amazon.com, Inc..............................   135,980 $107,399,724            1.7%
    Comcast Corp. Class A........................   830,219   51,324,139            0.8%
    Home Depot, Inc. (The).......................   426,992   52,097,294            0.8%
    McDonald's Corp..............................   294,906   33,197,568            0.5%
    Walt Disney Co. (The)........................   510,954   47,360,326            0.7%
    Other Securities.............................            499,518,173            7.9%
                                                            ------------           -----
Total Consumer Discretionary.....................            790,897,224           12.4%
                                                            ------------           -----
Consumer Staples -- (9.5%)
    Altria Group, Inc............................   675,216   44,645,282            0.7%
    Coca-Cola Co. (The).......................... 1,342,386   56,917,166            0.9%
    CVS Health Corp..............................   368,464   30,987,822            0.5%
    PepsiCo, Inc.................................   497,347   53,315,598            0.8%
    Philip Morris International, Inc.............   536,110   51,702,448            0.8%
    Procter & Gamble Co. (The)...................   922,271   80,053,123            1.2%
    Wal-Mart Stores, Inc.........................   523,797   36,676,266            0.6%
    Other Securities.............................            283,747,526            4.5%
                                                            ------------           -----
Total Consumer Staples...........................            638,045,231           10.0%
                                                            ------------           -----
Energy -- (6.8%)
    Chevron Corp.................................   651,947   68,291,448            1.1%
    Exxon Mobil Corp............................. 1,433,006  119,398,060            1.9%
    Schlumberger, Ltd............................   480,598   37,597,182            0.6%
    Other Securities.............................            231,868,396            3.6%
                                                            ------------           -----
Total Energy.....................................            457,155,086            7.2%
                                                            ------------           -----
Financials -- (12.6%)
    Bank of America Corp......................... 3,526,591   58,188,752            0.9%
*   Berkshire Hathaway, Inc. Class B.............   656,140   94,681,002            1.5%
    Citigroup, Inc............................... 1,004,044   49,348,763            0.8%
    JPMorgan Chase & Co.......................... 1,248,235   86,452,756            1.4%
    Wells Fargo & Co............................. 1,569,283   72,202,711            1.1%
    Other Securities.............................            484,844,762            7.6%
                                                            ------------           -----
Total Financials.................................            845,718,746           13.3%
                                                            ------------           -----
Health Care -- (13.3%)
    AbbVie, Inc..................................   562,794   31,392,649            0.5%
*   Allergan P.L.C...............................   136,848   28,593,021            0.4%
    Amgen, Inc...................................   258,620   36,506,799            0.6%
    Bristol-Myers Squibb Co......................   577,630   29,407,143            0.5%
*   Celgene Corp.................................   268,047   27,389,042            0.4%
    Gilead Sciences, Inc.........................   456,050   33,578,961            0.5%
    Johnson & Johnson............................   945,469  109,664,949            1.7%
    Medtronic P.L.C..............................   477,572   39,170,455            0.6%
    Merck & Co., Inc.............................   955,605   56,113,126            0.9%
    Pfizer, Inc.................................. 2,096,178   66,469,804            1.0%
    UnitedHealth Group, Inc......................   329,129   46,515,802            0.7%
    Other Securities.............................            383,047,203            6.1%
                                                            ------------           -----
Total Health Care................................            887,848,954           13.9%
                                                            ------------           -----
Industrials -- (9.3%)
    3M Co........................................   208,870   34,526,211            0.5%
#   Boeing Co. (The).............................   200,618   28,574,022            0.4%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                          SHARES       VALUE+     OF NET ASSETS**
                                                          ------       ------     ---------------
Industrials -- (Continued)
      General Electric Co..............................  3,096,837 $   90,117,957            1.4%
      Honeywell International, Inc.....................    263,044     28,850,666            0.5%
      United Technologies Corp.........................    269,142     27,506,312            0.4%
      Other Securities.................................               411,071,277            6.6%
                                                                   --------------          ------
Total Industrials......................................               620,646,445            9.8%
                                                                   --------------          ------
Information Technology -- (20.5%)
*     Alphabet, Inc. Class A...........................    101,893     82,523,141            1.3%
*     Alphabet, Inc. Class C...........................    102,119     80,116,440            1.3%
      Apple, Inc.......................................  1,862,147    211,428,170            3.3%
      Cisco Systems, Inc...............................  1,738,176     53,327,240            0.8%
*     Facebook, Inc. Class A...........................    802,772    105,155,104            1.6%
      Intel Corp.......................................  1,634,947     57,010,602            0.9%
#     International Business Machines Corp.............    300,593     46,198,138            0.7%
      Mastercard, Inc. Class A.........................    331,389     35,465,251            0.5%
      Microsoft Corp...................................  2,692,950    161,361,564            2.5%
      Oracle Corp......................................  1,040,060     39,959,105            0.6%
      QUALCOMM, Inc....................................    509,266     34,996,759            0.5%
#     Visa, Inc. Class A...............................    651,917     53,789,672            0.8%
      Other Securities.................................               412,610,036            6.8%
                                                                   --------------          ------
Total Information Technology...........................             1,373,941,222           21.6%
                                                                   --------------          ------
Materials -- (2.7%)
      Other Securities.................................               178,526,813            2.8%
                                                                   --------------          ------
Real Estate -- (2.8%)
      Other Securities.................................               186,922,692            2.9%
                                                                   --------------          ------
Telecommunication Services -- (2.4%)
      AT&T, Inc........................................  2,126,018     78,216,202            1.2%
      Verizon Communications, Inc......................  1,408,695     67,758,229            1.1%
      Other Securities.................................                12,257,280            0.2%
                                                                   --------------          ------
Total Telecommunication Services.......................               158,231,711            2.5%
                                                                   --------------          ------
Utilities -- (3.2%)
      Other Securities.................................               214,383,094            3.4%
                                                                   --------------          ------
TOTAL COMMON STOCKS....................................             6,352,317,218           99.8%
                                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............................             6,352,317,218
                                                                   --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government Money
       Market Fund, 0.260%.............................  8,252,591      8,252,591            0.1%
                                                                   --------------          ------

SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@  DFA Short Term Investment Fund................... 29,046,136    336,121,883            5.3%
                                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,664,748,340)..............................              $6,696,691,692          105.2%
                                                                   ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------------
                                        LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                    --------------  ------------ ------- --------------
Common Stocks
 Consumer Discretionary............ $  790,897,224            --   --    $  790,897,224
 Consumer Staples..................    638,045,231            --   --       638,045,231
 Energy............................    457,155,086            --   --       457,155,086
 Financials........................    845,718,746            --   --       845,718,746
 Health Care.......................    887,848,954            --   --       887,848,954
 Industrials.......................    620,646,445            --   --       620,646,445
 Information Technology............  1,373,941,222            --   --     1,373,941,222
 Materials.........................    178,526,813            --   --       178,526,813
 Real Estate.......................    186,922,692            --   --       186,922,692
 Telecommunication Services........    158,231,711            --   --       158,231,711
 Utilities.........................    214,383,094            --   --       214,383,094
Temporary Cash Investments.........      8,252,591            --   --         8,252,591
Securities Lending Collateral......             --  $336,121,883   --       336,121,883
Futures Contracts**................        (98,366)           --   --           (98,366)
                                    --------------  ------------   --    --------------
TOTAL.............................. $6,360,471,443  $336,121,883   --    $6,696,593,326
                                    ==============  ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                   DFA        U.S. LARGE
                                                                                              INTERNATIONAL    COMPANY
                                                                                             VALUE PORTFOLIO  PORTFOLIO*
                                                                                             --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value....................................... $    7,275,892            --
Investments at Value (including $0 and $480,335 of securities on loan, respectively)........             --  $  6,352,317
Temporary Cash Investments at Value & Cost..................................................             --         8,253
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0 and
 $336,071)..................................................................................             --       336,122
Segregated Cash for Futures Contracts.......................................................             --           563
Receivables:
  Investment Securities Sold................................................................             --           708
  Dividends, Interest and Tax Reclaims......................................................             --         7,868
  Securities Lending Income.................................................................             --            77
  Fund Shares Sold..........................................................................          5,743         2,068
Prepaid Expenses and Other Assets...........................................................            116            61
                                                                                             --------------  ------------
     Total Assets...........................................................................      7,281,751     6,708,037
                                                                                             --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................................................             --       336,067
  Investment Securities Purchased...........................................................             --         1,539
  Fund Shares Redeemed......................................................................          6,129         3,527
  Due to Advisor............................................................................          1,221           300
  Futures Margin Variation..................................................................             --            24
Accrued Expenses and Other Liabilities......................................................            428           644
                                                                                             --------------  ------------
     Total Liabilities......................................................................          7,778       342,101
                                                                                             --------------  ------------
NET ASSETS.................................................................................. $    7,273,973  $  6,365,936
                                                                                             ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $3,308 and $0 and shares outstanding of
 203,393 and 0, respectively................................................................ $        16.27           N/A
                                                                                             ==============  ============
NUMBER OF SHARES AUTHORIZED.................................................................    100,000,000           N/A
                                                                                             ==============  ============
Institutional Class Shares -- based on net assets of $7,270,665 and $6,365,936 and shares
 outstanding of 445,962,268 and 381,933,822, respectively................................... $        16.30  $      16.67
                                                                                             ==============  ============
NUMBER OF SHARES AUTHORIZED.................................................................  1,500,000,000   900,000,000
                                                                                             ==============  ============
Investments in Affiliated Investment Companies at Cost...................................... $    7,290,534  $         --
                                                                                             --------------  ------------
Investments at Cost......................................................................... $           --  $  3,320,424
                                                                                             ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................................. $    7,439,985  $  3,454,852
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)......         40,507        19,630
Accumulated Net Realized Gain (Loss)........................................................       (191,034)     (140,392)
Net Unrealized Foreign Exchange Gain (Loss).................................................           (843)           --
Net Unrealized Appreciation (Depreciation)..................................................        (14,642)    3,031,846
                                                                                             --------------  ------------
NET ASSETS.................................................................................. $    7,273,973  $  6,365,936
                                                                                             ==============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                                  DFA
                                                                                             INTERNATIONAL U.S. LARGE
                                                                                                 VALUE      COMPANY
                                                                                              PORTFOLIO*   PORTFOLIO
                                                                                             ------------- ----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $20,325 and $0, respectively)...............   $ 250,955          --
    Income from Securities Lending..........................................................       7,093          --
    Expenses Allocated from Affiliated Investment Company...................................     (14,337)         --
                                                                                               ---------    --------
     Total Net Investment Income Received from Affiliated Investment Companies..............     243,711          --
                                                                                               ---------    --------
FUND INVESTMENT INCOME
  Dividends.................................................................................          --    $135,427
  Interest..................................................................................          --          73
  Income from Securities Lending............................................................          --         881
                                                                                               ---------    --------
     Total Investment Income................................................................          --     136,381
                                                                                               ---------    --------
FUND EXPENSES
  Investment Management Fees................................................................      26,205       3,643
  Accounting & Transfer Agent Fees..........................................................          41         337
  S&P 500(R) Fees...........................................................................          --         102
  Custodian Fees............................................................................          --          82
  Shareholder Servicing Fees -- Class R2 Shares.............................................          21          --
  Filing Fees...............................................................................         246         149
  Shareholders' Reports.....................................................................         242         121
  Directors'/Trustees' Fees & Expenses......................................................          46          42
  Professional Fees.........................................................................         161         264
  Other.....................................................................................          54         209
                                                                                               ---------    --------
     Total Expenses.........................................................................      27,016       4,949
                                                                                               ---------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................          --         (75)
    Institutional Class Shares..............................................................     (13,086)         --
    Class R2 Shares.........................................................................         (17)         --
                                                                                               ---------    --------
  Net Expenses..............................................................................      13,913       4,874
                                                                                               ---------    --------
  NET INVESTMENT INCOME (LOSS)..............................................................     229,798     131,507
                                                                                               ---------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................................................    (189,967)     44,973
    Futures.................................................................................       4,316      (5,349)
    Foreign Currency Transactions...........................................................       4,081          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................................       3,950     140,290
    Futures.................................................................................        (482)       (356)
    Translation of Foreign Currency Denominated Amounts.....................................        (650)         --
                                                                                               ---------    --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................................................    (178,752)    179,558
                                                                                               ---------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................   $  51,046    $311,065
                                                                                               =========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                  DFA INTERNATIONAL VALUE     U.S. LARGE COMPANY
                                                                         PORTFOLIO                 PORTFOLIO
                                                                 ------------------------  ------------------------
                                                                     YEAR         YEAR         YEAR         YEAR
                                                                    ENDED        ENDED        ENDED        ENDED
                                                                   OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                                     2016         2015         2016         2015
                                                                 -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................. $   229,798  $   218,094  $   131,507  $   116,432
  Net Realized Gain (Loss) on:..................................
    Investment Securities Sold*.................................    (189,967)     185,379       44,973      174,452
    Futures.....................................................       4,316           --       (5,349)       2,961
    Foreign Currency Transactions...............................       4,081       (4,394)          --           --
    In-Kind Redemptions.........................................          --           --           --       70,875
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................       3,950     (768,572)     140,290      (67,093)
    Futures.....................................................        (482)          --         (356)      (2,353)
    Translation of Foreign Currency Denominated Amounts.........        (650)         490           --           --
                                                                 -----------  -----------  -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................      51,046     (369,003)     311,065      295,274
                                                                 -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:........................................
    Class R2 Shares.............................................        (336)        (293)          --           --
    Institutional Class Shares..................................    (224,465)    (210,745)    (125,202)    (110,940)
  Net Long-Term Gains:..........................................
    Institutional Class Shares..................................          --           --      (47,852)          --
                                                                 -----------  -----------  -----------  -----------
     Total Distributions........................................    (224,801)    (211,038)    (173,054)    (110,940)
                                                                 -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.................................................   2,442,715    1,877,719    1,529,402    1,080,396
  Shares Issued in Lieu of Cash Distributions...................     218,177      204,539      150,286       95,812
  Shares Redeemed...............................................  (2,019,049)  (1,698,746)  (1,262,506)  (1,218,173)
                                                                 -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Capital Share Transactions....     641,843      383,512      417,182      (41,965)
                                                                 -----------  -----------  -----------  -----------
     Total Increase (Decrease) in Net Assets....................     468,088     (196,529)     555,193      142,369
NET ASSETS
  Beginning of Year.............................................   6,805,885    7,002,414    5,810,743    5,668,374
                                                                 -----------  -----------  -----------  -----------
  End of Year................................................... $ 7,273,973  $ 6,805,885  $ 6,365,936  $ 5,810,743
                                                                 ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................................     158,003      105,639       96,985       66,846
  Shares Issued in Lieu of Cash Distributions...................      14,327       11,317        9,320        6,038
  Shares Redeemed...............................................    (128,304)     (93,840)     (78,179)     (74,737)
                                                                 -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................      44,026       23,116       28,126       (1,853)
                                                                 ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)...................................... $    40,507  $    27,926  $    19,630  $    10,643

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                DFA INTERNATIONAL VALUE PORTFOLIO-CLASS R2 SHARES
                                ----------------------------------------------
                                  YEAR        YEAR      YEAR      YEAR     YEAR
                                 ENDED       ENDED     ENDED     ENDED    ENDED
                                OCT. 31,    OCT. 31,  OCT. 31,  OCT. 31, OCT. 31,
                                  2016        2015      2014      2013     2012
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year..........................  $16.93     $ 18.48   $ 19.46    $15.72   $15.83
                                 ------     -------   -------    ------   ------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................    0.53        0.51      0.74      0.49     0.51
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................   (0.65)      (1.55)    (0.93)     3.77    (0.13)
                                 ------     -------   -------    ------   ------
   Total from Investment
    Operations.................   (0.12)      (1.04)    (0.19)     4.26     0.38
---------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........   (0.54)      (0.51)    (0.79)    (0.52)   (0.49)
                                 ------     -------   -------    ------   ------
   Total Distributions.........   (0.54)      (0.51)    (0.79)    (0.52)   (0.49)
---------------------------------------------------------------------------------
Net Asset Value, End of Year...  $16.27     $ 16.93   $ 18.48    $19.46   $15.72
=============================   ========    ========  ========  ======== ========
Total Return...................   (0.43)%     (5.78)%   (1.21)%   27.61%    2.70%
---------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)...................  $3,308     $10,404   $11,200    $5,517   $6,407
Ratio of Expenses to Average
 Net Assets (B)................    0.68%       0.68%     0.68%     0.69%    0.71%
Ratio of Expenses to Average
 Net Assets (Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor)....    0.88%       0.73%     0.68%     0.69%    0.71%
Ratio of Net Investment
 Income to Average Net Assets..    3.42%       2.81%     3.79%     2.84%    3.33%
---------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       DFA INTERNATIONAL VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                      -------------------------------------------------------------
                                          YEAR         YEAR         YEAR        YEAR        YEAR
                                         ENDED        ENDED        ENDED       ENDED       ENDED
                                        OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                          2016         2015         2014        2013        2012
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year... $    16.92   $    18.47   $    19.45   $    15.72  $    15.83
                                      ----------   ----------   ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.55         0.56         0.84         0.52        0.54
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........      (0.63)       (1.56)       (0.98)        3.78       (0.12)
                                      ----------   ----------   ----------   ----------  ----------
   Total from Investment Operations..      (0.08)       (1.00)       (0.14)        4.30        0.42
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.54)       (0.55)       (0.84)       (0.57)      (0.53)
                                      ----------   ----------   ----------   ----------  ----------
   Total Distributions...............      (0.54)       (0.55)       (0.84)       (0.57)      (0.53)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......... $    16.30   $    16.92   $    18.47   $    19.45  $    15.72
===================================   ==========   ==========   ==========   ==========  ==========
Total Return.........................      (0.20)%      (5.58)%      (0.97)%      27.90%       2.98%
----------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).. $7,270,665   $6,795,481   $6,991,214   $6,522,355  $5,480,888
Ratio of Expenses to Average Net
 Assets (B)..........................       0.43%        0.43%        0.43%        0.43%       0.45%
Ratio of Expenses to Average Net
 Assets (Fees (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor
 and Fees Paid Indirectly)...........       0.63%        0.49%        0.43%        0.43%       0.45%
Ratio of Net Investment Income to
 Average Net Assets..................       3.51%        3.10%        4.29%        3.00%       3.54%
----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     U.S. LARGE COMPANY PORTFOLIO
                                      ----------------------------------------------------------
                                         YEAR        YEAR        YEAR        YEAR        YEAR
                                        ENDED       ENDED       ENDED       ENDED       ENDED
                                       OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                         2016        2015        2014        2013        2012
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year... $    16.42  $    15.94  $    13.87  $    11.15  $     9.90
                                      ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.35        0.33        0.29        0.27        0.22
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........       0.38        0.47        2.07        2.71        1.25
                                      ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..       0.73        0.80        2.36        2.98        1.47
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.34)      (0.32)      (0.29)      (0.26)      (0.22)
 Net Realized Gains..................      (0.14)         --          --          --          --
                                      ----------  ----------  ----------  ----------  ----------
   Total Distributions...............      (0.48)      (0.32)      (0.29)      (0.26)      (0.22)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......... $    16.67  $    16.42  $    15.94  $    13.87  $    11.15
===================================   ==========  ==========  ==========  ==========  ==========
Total Return.........................       4.54%       5.09%      17.17%      27.10%      15.02%
-------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).. $6,365,936  $5,810,743  $5,668,374  $4,917,336  $4,037,336
Ratio of Expenses to Average Net
 Assets..............................       0.08%       0.08%       0.08%       0.09%       0.10%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor).........................       0.08%       0.09%       0.08%       0.10%       0.10%
Ratio of Net Investment Income to
 Average Net Assets..................       2.17%       2.05%       1.95%       2.13%       2.10%
Portfolio Turnover Rate..............          9%          2%          3%          3%          4%
-------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2016, the Feeder Fund owned 75% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2016, the U.S. Large Company Portfolio's and the Feeder Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.06% and 0.40%, respectively, of average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the U.S. Large Company Portfolio, and a portion of the Fee Waiver Agreement for the Feeder Fund, will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. For the year ended October 31, 2016, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                            PREVIOUSLY
                                                             RECOVERY      WAIVED FEES/
                                                           OF PREVIOUSLY     EXPENSES
                                                           WAIVED FEES/       ASSUMED
                                              EXPENSE        EXPENSES    SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES               LIMITATION AMOUNT    ASSUMED        RECOVERY
--------------------------               ----------------- ------------- -----------------
DFA International Value Portfolio (1)...       0.40%             --              --
U.S. Large Company Portfolio (2)........       0.08%            $90            $951

CLASS R2 SHARES
---------------
DFA International Value Portfolio (1)...       0.79%             --              --

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the "Annualized Expense Ratio"). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

   (2) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Annualized Expense Ratio"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Annualized Expense Ratio identified above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the Portfolio Expenses of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis (the "Previous Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio were less than the Previous Expense Limitation Amount, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and did not cause the Portfolio's annualized Portfolio Expenses to exceed the Previous Expense Limitation Amount.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $31 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            DFA International Value Portfolio................. $234
            U.S. Large Company Portfolio......................  284

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, U.S. Large Company Portfolio transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                        PURCHASES   SALES
     -                                                  ---------- --------
     U.S. Large Company Portfolio...................... $1,011,088 $539,508

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                    INCREASE       INCREASE
                                                   (DECREASE)     (DECREASE)
                                    INCREASE     UNDISTRIBUTED   ACCUMULATED
                                   (DECREASE)    NET INVESTMENT  NET REALIZED
                                 PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                 --------------- -------------- --------------
  DFA International Value
    Portfolio...................    $(303,109)       $7,584        $295,525
  U.S. Large Company Portfolio..        5,155         2,682          (7,837)

The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2015..............................    $211,038            --    $211,038
    2016..............................     224,802            --     224,802
    U.S. Large Company Portfolio
    2015..............................     110,940            --     110,940
    2016..............................     125,202       $47,852     173,054

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                     NET INVESTMENT
                                       INCOME AND
                                       SHORT-TERM     LONG-TERM
                                     CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                     -------------- ------------- -------
      U.S. Large Company Portfolio..    $(3,737)       $(1,254)   $(4,991)

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                                               TOTAL NET
                                   NET INVESTMENT                                            DISTRIBUTABLE
                                     INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                   CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                   -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio.    $48,835             --      $(176,437)    $  (68,856)   $ (196,458)
U.S. Large Company Portfolio......     20,036        $38,777             --      2,855,003     2,913,816

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                              UNLIMITED  TOTAL
                                              --------- --------
               DFA International Value
                Portfolio.................... $176,437  $176,437
               U.S. Large Company Portfolio..       --        --

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                            NET UNREALIZED
                                      FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                         COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                      ----------- ------------ ------------ --------------
DFA International Value Portfolio.... $7,313,697           --    $(37,805)    $  (37,805)
U.S. Large Company Portfolio.........  3,844,135   $2,933,931     (81,375)     2,852,556

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                            YEAR                  YEAR
                                                           ENDED                  ENDED
                                                          OCT. 31,              OCT. 31,
                                                            2016                  2015
                                                   ---------------------  --------------------
                                                      AMOUNT     SHARES      AMOUNT     SHARES
                                                   -----------  --------  -----------  -------
DFA INTERNATIONAL VALUE PORTFOLIO
Class R2 Shares
  Shares Issued................................... $     2,205       144  $     3,876      214
  Shares Issued in Lieu of Cash Distributions.....         336        22          293       16
  Shares Redeemed.................................      (8,814)     (578)      (4,082)    (221)
                                                   -----------  --------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares........ $    (6,273)     (412) $        87        9
                                                   ===========  ========  ===========  =======
Institutional Class Shares
  Shares Issued................................... $ 2,440,510   157,859  $ 1,873,843  105,425
  Shares Issued in Lieu of Cash Distributions.....     217,841    14,305      204,246   11,301
  Shares Redeemed.................................  (2,010,235) (127,726)  (1,694,664) (93,619)
                                                   -----------  --------  -----------  -------
Net Increase (Decrease) -- Institutional
  Class Shares.................................... $   648,116    44,438  $   383,425   23,107
                                                   ===========  ========  ===========  =======

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Needs Registrant Attribute could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2016, the U.S. Large Company Portfolio had the following outstanding futures contracts (dollar amounts in thousands):

                                                      EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                    DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                               -------------------    ---------- --------- -------- ----------- ----------
U.S. Large Company Portfolio.. S&P 500 Emini Index(R)  12/16/16     139    $14,735     $(98)       $563

       The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

                                                   FUTURES
                                                   -------
                     U.S. Large Company Portfolio. $24,212

   The following is a summary of the location of derivatives on the U.S. Large Company Portfolio's Statements of Assets and Liabilities as of October 31, 2016:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE            LIABILITY DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Payables: Futures

                                        Margin Variation

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

                                          LIABILITY DERIVATIVES VALUE
           -                              --------------------------
                                            TOTAL VALUE
                                                 AT          EQUITY
                                          OCTOBER 31, 2016 CONTRACTS*
           -                              ---------------- ----------
           U.S. Large Company Portfolio..       $(98)         $(98)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on the U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings for the year ended October 31, 2016:

                                    LOCATION OF GAIN (LOSS)
                                         ON DERIVATIVES
                  DERIVATIVE TYPE     RECOGNIZED IN INCOME
                  ---------------   ------------------------
                  Equity contracts  Net Realized Gain (Loss)
                                      on: Futures
                                    Change in Unrealized
                                      Appreciation
                                      (Depreciation) of:
                                      Futures

   The following is a summary of the realized and change in unrealized gains and losses from the U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                              REALIZED GAIN (LOSS) ON
                                                 DERIVATIVES
                                              ------------------------
                                                                EQUITY
                                               TOTAL           CONTRACTS
                                               -------         ---------
               U.S. Large Company Portfolio.. $(5,349)          $(5,349)

                                              CHANGE IN UNREALIZED
                                              APPRECIATION (DEPRECIATION) ON
                                                 DERIVATIVES
                                              ------------------------
                                                                EQUITY
                                               TOTAL           CONTRACTS
                                               -------         ---------
               U.S. Large Company Portfolio.. $  (356)          $  (356)

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the year ended October 31, 2016, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                 WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                  AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                               INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                               ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio..     1.08%       $30,853         37        $35       $162,576

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the U.S. Large Company Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The U.S. Large Company Portfolio did not utilize the interfund lending program during the year ended October 31, 2016.

J. SECURITIES LENDING:

   As of October 31, 2016, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. Government Agency Securities with a market value of $153,436 (amount in thousands). The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and
(iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                  AS OF OCTOBER 31, 2016
                                 ---------------------------------------------------------
                                 OVERNIGHT AND            BETWEEN
                                  CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                 ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
U.S. LARGE COMPANY PORTFOLIO
 Common Stocks.................. $336,121,883     --         --         --    $336,121,883

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. OTHER:

   At October 31, 2016, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                   APPROXIMATE
                                                                  PERCENTAGE OF
                                                      NUMBER OF    OUTSTANDING
                                                     SHAREHOLDERS    SHARES
                                                     ------------ -------------
DFA International Value Portfolio-Class R2 Shares...      4            95%
DFA International Value Portfolio-Institutional
  Class Shares......................................      4            73%
U.S. Large Company Portfolio........................      4            76%

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio and U.S. Large Company Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian, broker and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2016

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  (UNAUDITED)

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record that included amounts from net investment income and return of capital. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Each Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes.

                                          % BREAKDOWN OF DISTRIBUTION SOURCES
                                   -------------------------------------------------
                                      NET      NET REALIZED   NET REALIZED
                                   INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                       INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                     ---------- -------------- -------------- ---------
DFA International Value Portfolio
   December 16, 2015..............     80%          0%             0%          20%
   June 29, 2016..................     97%          0%             0%           3%
U.S. Large Company Portfolio
   December 15, 2015..............     86%          0%             0%          14%
   March 30, 2016.................     87%          0%             0%          13%
   June 29, 2016..................     84%          0%             0%          16%

Each Portfolio estimates that it has distributed more than the amount of net investment income and net realized capital gains; therefore, a portion of the distributions may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in a Portfolio is returned to the shareholder. A return of capital does not necessarily reflect a Portfolio's investment performance and should not be confused with yield or income. When distributions exceed total return performance, the difference will reduce a Portfolio's net asset value per share.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                  The U.S. Large Cap       Russell 1000 Value
                     Value Series                Index
                 --------------------      ------------------
 10/1/2006             $10,000                  $10,000
 11/1/2006              10,190                   10,228
 12/1/2006              10,395                   10,458
  1/1/2007              10,698                   10,592
  2/1/2007              10,537                   10,427
  3/1/2007              10,610                   10,588
  4/1/2007              11,062                   10,979
  5/1/2007              11,518                   11,375
  6/1/2007              11,332                   11,109
  7/1/2007              10,630                   10,595
  8/1/2007              10,427                   10,714
  9/1/2007              10,699                   11,082
 10/1/2007              10,759                   11,083
 11/1/2007              10,158                   10,542
 12/1/2007              10,124                   10,440
  1/1/2008               9,737                   10,022
  2/1/2008               9,439                    9,602
  3/1/2008               9,351                    9,530
  4/1/2008               9,940                    9,994
  5/1/2008              10,179                    9,978
  6/1/2008               9,063                    9,023
  7/1/2008               8,964                    8,991
  8/1/2008               9,138                    9,144
  9/1/2008               8,317                    8,472
 10/1/2008               6,447                    7,005
 11/1/2008               5,815                    6,503
 12/1/2008               6,004                    6,593
  1/1/2009               5,291                    5,835
  2/1/2009               4,550                    5,055
  3/1/2009               4,999                    5,488
  4/1/2009               5,808                    6,076
  5/1/2009               6,253                    6,452
  6/1/2009               6,176                    6,404
  7/1/2009               6,765                    6,928
  8/1/2009               7,224                    7,290
  9/1/2009               7,540                    7,572
 10/1/2009               7,215                    7,340
 11/1/2009               7,621                    7,754
 12/1/2009               7,832                    7,891
  1/1/2010               7,650                    7,669
  2/1/2010               7,980                    7,911
  3/1/2010               8,602                    8,426
  4/1/2010               8,875                    8,645
  5/1/2010               8,114                    7,934
  6/1/2010               7,502                    7,487
  7/1/2010               8,090                    7,994
  8/1/2010               7,602                    7,652
  9/1/2010               8,344                    8,246
 10/1/2010               8,655                    8,493
 11/1/2010               8,588                    8,448
 12/1/2010               9,425                    9,115
  1/1/2011               9,726                    9,321
  2/1/2011              10,253                    9,665
  3/1/2011              10,300                    9,703
  4/1/2011              10,563                    9,962
  5/1/2011              10,410                    9,856
  6/1/2011              10,229                    9,654
  7/1/2011               9,760                    9,334
  8/1/2011               8,937                    8,752
  9/1/2011               8,033                    8,090
 10/1/2011               9,147                    9,016
 11/1/2011               9,071                    8,970
 12/1/2011               9,143                    9,151
  1/1/2012               9,597                    9,497
  2/1/2012              10,152                    9,875
  3/1/2012              10,339                   10,168
  4/1/2012              10,128                   10,064
  5/1/2012               9,410                    9,474
  6/1/2012               9,918                    9,945
  7/1/2012              10,013                   10,047
  8/1/2012              10,410                   10,266
  9/1/2012              10,793                   10,591
 10/1/2012              10,822                   10,539
 11/1/2012              10,846                   10,535
 12/1/2012              11,176                   10,753
  1/1/2013              11,956                   11,452
  2/1/2013              12,109                   11,616
  3/1/2013              12,688                   12,076
  4/1/2013              12,822                   12,259
  5/1/2013              13,348                   12,573
  6/1/2013              13,200                   12,463
  7/1/2013              13,989                   13,135
  8/1/2013              13,578                   12,637
  9/1/2013              13,975                   12,954
 10/1/2013              14,683                   13,521
 11/1/2013              15,300                   13,898
 12/1/2013              15,706                   14,250
  1/1/2014              15,085                   13,744
  2/1/2014              15,596                   14,338
  3/1/2014              15,965                   14,681
  4/1/2014              16,070                   14,820
  5/1/2014              16,424                   15,037
  6/1/2014              16,869                   15,430
  7/1/2014              16,749                   15,167
  8/1/2014              17,280                   15,725
  9/1/2014              16,855                   15,400
 10/1/2014              16,984                   15,746
 11/1/2014              17,185                   16,069
 12/1/2014              17,314                   16,167
  1/1/2015              16,458                   15,521
  2/1/2015              17,620                   16,272
  3/1/2015              17,285                   16,050
  4/1/2015              17,635                   16,200
  5/1/2015              17,831                   16,395
  6/1/2015              17,544                   16,068
  7/1/2015              17,501                   16,138
  8/1/2015              16,438                   15,177
  9/1/2015              15,912                   14,719
 10/1/2015              17,209                   15,830
 11/1/2015              17,276                   15,890
 12/1/2015              16,735                   15,548
  1/1/2016              15,596                   14,745
  2/1/2016              15,625                   14,741
  3/1/2016              16,764                   15,803
  4/1/2016              17,218                   16,135
  5/1/2016              17,453                   16,386
  6/1/2016              17,434                   16,527
  7/1/2016              18,036                   17,007          Past performance is not predictive of
  8/1/2016              18,252                   17,138          future performance.
  9/1/2016              18,338                   17,103          The returns shown do not reflect the
 10/1/2016              18,027                   16,838          deduction of taxes that a shareholder
                                                                 would pay on fund distributions or the
        AVERAGE ANNUAL      ONE       FIVE        TEN            redemption of fund shares.
        TOTAL RETURN        YEAR      YEARS      YEARS           Russell data copyright (C) Russell
        ---------------------------------------------------      Investment Group 1995-2016, all rights
                            4.75%     14.53%     6.07%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                [CHART]


                         The DFA International          MSCI World ex
                              Value Series        USA Index (net dividends)
                         ---------------------    -------------------------
     10/1/2006                  $10,000                   $10,000
     11/1/2006                   10,332                    10,298
     12/1/2006                   10,735                    10,593
      1/1/2007                   10,938                    10,658
      2/1/2007                   10,928                    10,743
      3/1/2007                   11,281                    11,018
      4/1/2007                   11,851                    11,520
      5/1/2007                   12,256                    11,775
      6/1/2007                   12,166                    11,787
      7/1/2007                   11,828                    11,624
      8/1/2007                   11,696                    11,456
      9/1/2007                   12,306                    12,107
     10/1/2007                   12,903                    12,633
     11/1/2007                   12,121                    12,139
     12/1/2007                   11,860                    11,911
      1/1/2008                   10,900                    10,837
      2/1/2008                   10,761                    11,033
      3/1/2008                   10,890                    10,876
      4/1/2008                   11,376                    11,480
      5/1/2008                   11,382                    11,655
      6/1/2008                   10,256                    10,748
      7/1/2008                    9,966                    10,366
      8/1/2008                    9,549                     9,965
      9/1/2008                    8,434                     8,526
     10/1/2008                    6,319                     6,753
     11/1/2008                    5,931                     6,386
     12/1/2008                    6,380                     6,723
      1/1/2009                    5,499                     6,096
      2/1/2009                    4,824                     5,479
      3/1/2009                    5,350                     5,840
      4/1/2009                    6,336                     6,593
      5/1/2009                    7,277                     7,427
      6/1/2009                    7,166                     7,350
      7/1/2009                    8,019                     8,040
      8/1/2009                    8,479                     8,425
      9/1/2009                    8,911                     8,773
     10/1/2009                    8,556                     8,632
     11/1/2009                    8,811                     8,845
     12/1/2009                    8,911                     8,986
      1/1/2010                    8,396                     8,565
      2/1/2010                    8,429                     8,557
      3/1/2010                    9,094                     9,107
      4/1/2010                    8,939                     8,972
      5/1/2010                    7,892                     7,982
      6/1/2010                    7,753                     7,866
      7/1/2010                    8,723                     8,593
      8/1/2010                    8,296                     8,336
      9/1/2010                    9,188                     9,136
     10/1/2010                    9,509                     9,462
     11/1/2010                    9,033                     9,061
     12/1/2010                    9,875                     9,790
      1/1/2011                   10,295                    10,001
      2/1/2011                   10,639                    10,372
      3/1/2011                   10,345                    10,164
      4/1/2011                   10,899                    10,718
      5/1/2011                   10,506                    10,400
      6/1/2011                   10,362                    10,252
      7/1/2011                   10,030                    10,083
      8/1/2011                    8,955                     9,231
      9/1/2011                    7,975                     8,304
     10/1/2011                    8,745                     9,111
     11/1/2011                    8,457                     8,690
     12/1/2011                    8,230                     8,595
      1/1/2012                    8,784                     9,059
      2/1/2012                    9,243                     9,557
      3/1/2012                    9,166                     9,487
      4/1/2012                    8,839                     9,326
      5/1/2012                    7,748                     8,262
      6/1/2012                    8,296                     8,804
      7/1/2012                    8,263                     8,913
      8/1/2012                    8,606                     9,168
      9/1/2012                    8,911                     9,446
     10/1/2012                    9,022                     9,512
     11/1/2012                    9,166                     9,712
     12/1/2012                    9,614                    10,006
      1/1/2013                   10,068                    10,498
      2/1/2013                    9,764                    10,393
      3/1/2013                    9,797                    10,476
      4/1/2013                   10,279                    10,953
      5/1/2013                   10,157                    10,708
      6/1/2013                    9,797                    10,307
      7/1/2013                   10,467                    10,855
      8/1/2013                   10,395                    10,715
      9/1/2013                   11,176                    11,472
     10/1/2013                   11,564                    11,857
     11/1/2013                   11,608                    11,930
     12/1/2013                   11,863                    12,110
      1/1/2014                   11,431                    11,621
      2/1/2014                   12,084                    12,255
      3/1/2014                   11,996                    12,200
      4/1/2014                   12,201                    12,392
      5/1/2014                   12,339                    12,584
      6/1/2014                   12,489                    12,763
      7/1/2014                   12,212                    12,536
      8/1/2014                   12,217                    12,546
      9/1/2014                   11,680                    12,030
     10/1/2014                   11,481                    11,839
     11/1/2014                   11,486                    11,985
     12/1/2014                   11,060                    11,586
      1/1/2015                   10,988                    11,545
      2/1/2015                   11,774                    12,235
      3/1/2015                   11,525                    12,030
      4/1/2015                   12,156                    12,551
      5/1/2015                   12,162                    12,442
      6/1/2015                   11,813                    12,089
      7/1/2015                   11,697                    12,280
      8/1/2015                   10,827                    11,386
      9/1/2015                   10,091                    10,811
     10/1/2015                   10,866                    11,624
     11/1/2015                   10,722                    11,439
     12/1/2015                   10,378                    11,234
      1/1/2016                    9,570                    10,461
      2/1/2016                    9,265                    10,315
      3/1/2016                    9,969                    11,015
      4/1/2016                   10,450                    11,369
      5/1/2016                   10,257                    11,241
      6/1/2016                    9,886                    10,899
      7/1/2016                   10,323                    11,435
      8/1/2016                   10,600                    11,446              Past performance is not predictive of
      9/1/2016                   10,716                    11,585              future performance.
     10/1/2016                   10,855                    11,360              The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE         FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN            YEAR        YEARS       YEARS               redemption of fund shares.
           ------------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                  -0.10%       4.42%       0.82%               rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                  The Japanese Small Company   MSCI Japan Small Cap Index
                            Series                  (net dividends)
                   ----------------------      --------------------------

10/31/2006                $10,000                        $10,000
11/30/2006                  9,937                          9,916
12/31/2006                 10,021                          9,974
 1/31/2007                 10,231                         10,167
 2/28/2007                 10,641                         10,569
 3/31/2007                 10,568                         10,471
 4/30/2007                 10,421                         10,292
 5/31/2007                 10,210                         10,047
 6/30/2007                 10,379                         10,113
 7/31/2007                 10,442                         10,110
 8/31/2007                 10,000                          9,494
 9/30/2007                  9,989                          9,437
10/31/2007                 10,053                          9,778
11/30/2007                  9,821                          9,367
12/31/2007                  9,211                          8,806
 1/31/2008                  8,948                          8,374
 2/29/2008                  8,885                          8,466
 3/31/2008                  9,064                          8,468
 4/30/2008                  9,127                          8,573
 5/31/2008                  9,464                          8,838
 6/30/2008                  9,022                          8,295
 7/31/2008                  8,770                          8,023
 8/31/2008                  8,286                          7,669
 9/30/2008                  7,750                          6,920
10/31/2008                  7,182                          6,190
11/30/2008                  7,371                          6,442
12/31/2008                  8,128                          6,944
 1/31/2009                  7,571                          6,580
 2/28/2009                  6,593                          5,715
 3/31/2009                  6,887                          5,917
 4/30/2009                  7,171                          6,220
 5/31/2009                  8,055                          6,981
 6/30/2009                  8,591                          7,425
 7/31/2009                  8,770                          7,611
 8/31/2009                  9,232                          8,037
 9/30/2009                  9,138                          8,005
10/31/2009                  8,812                          7,712
11/30/2009                  8,454                          7,437
12/31/2009                  8,423                          7,298
 1/31/2010                  8,538                          7,455
 2/28/2010                  8,707                          7,597
 3/31/2010                  9,148                          7,943
 4/30/2010                  9,422                          8,158
 5/31/2010                  8,633                          7,592
 6/30/2010                  8,770                          7,625
 7/31/2010                  8,927                          7,718
 8/31/2010                  8,686                          7,554
 9/30/2010                  9,064                          7,863
10/31/2010                  8,875                          7,799
11/30/2010                  9,096                          7,951
12/31/2010                  9,937                          8,753
 1/31/2011                 10,168                          8,857
 2/28/2011                 10,641                          9,213
 3/31/2011                  9,979                          8,645
 4/30/2011                  9,926                          8,652
 5/31/2011                  9,758                          8,524
 6/30/2011                 10,252                          8,841
 7/31/2011                 10,631                          9,209
 8/31/2011                 10,347                          8,832
 9/30/2011                 10,294                          8,840
10/31/2011                  9,769                          8,514
11/30/2011                  9,926                          8,283
12/31/2011                  9,874                          8,413
 1/31/2012                 10,505                          8,758
 2/29/2012                 10,515                          8,853
 3/31/2012                 10,820                          9,090
 4/30/2012                 10,599                          8,958
 5/31/2012                  9,716                          8,214
 6/30/2012                 10,231                          8,564
 7/31/2012                  9,884                          8,430
 8/31/2012                  9,895                          8,382
 9/30/2012                 10,032                          8,614
10/31/2012                  9,821                          8,428
11/30/2012                  9,968                          8,486
12/31/2012                 10,336                          8,750
 1/31/2013                 10,662                          9,077
 2/28/2013                 10,925                          9,385
 3/31/2013                 11,767                         10,143
 4/30/2013                 12,387                         10,811
 5/31/2013                 11,377                          9,954
 6/30/2013                 11,483                          9,927
 7/31/2013                 11,756                         10,088
 8/31/2013                 11,493                          9,952
 9/30/2013                 12,797                         11,085
10/31/2013                 12,829                         11,040
11/30/2013                 12,734                         10,967
12/31/2013                 12,829                         11,055
 1/31/2014                 12,702                         11,023
 2/28/2014                 12,650                         10,778
 3/31/2014                 12,713                         10,806
 4/30/2014                 12,524                         10,605
 5/31/2014                 12,850                         10,953
 6/30/2014                 13,764                         11,728
 7/31/2014                 13,680                         11,791
 8/31/2014                 13,807                         11,707
 9/30/2014                 13,386                         11,315
10/31/2014                 13,144                         11,013
11/30/2014                 12,650                         10,888
12/31/2014                 12,766                         11,003
 1/31/2015                 13,081                         11,372
 2/28/2015                 13,617                         11,782
 3/31/2015                 13,796                         12,009
 4/30/2015                 14,132                         12,234
 5/31/2015                 14,280                         12,378
 6/30/2015                 14,574                         12,559
 7/31/2015                 14,490                         12,511
 8/31/2015                 14,048                         12,082
 9/30/2015                 13,617                         11,648
10/31/2015                 14,332                         12,426
11/30/2015                 14,658                         12,584
12/31/2015                 14,606                         12,688
 1/31/2016                 13,880                         11,881
 2/29/2016                 13,396                         11,758
 3/31/2016                 14,269                         12,491
 4/30/2016                 14,448                         13,035
 5/31/2016                 14,816                         13,038
 6/30/2016                 14,753                         12,961
 7/31/2016                 15,552                         13,656             Past performance is not predictive of
 8/31/2016                 15,184                         13,172             future performance.
 9/30/2016                 16,109                         13,883             The returns shown do not reflect the
10/31/2016                 16,414                         14,068             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE          TEN               would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS        YEARS              redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                14.53%       10.94%       5.08%              rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ASIA PACIFIC SMALL COMPANY SERIES VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

                  The Asia Pacific            MSCI Pacific ex Japan
                Small Company Series     Small Cap Index (net dividends)
                --------------------     -------------------------------
10/31/2006             $10,000                        $10,000
11/30/2006              10,558                         10,608
12/31/2006              10,862                         11,004
 1/31/2007              11,143                         11,283
 2/28/2007              11,442                         11,498
 3/31/2007              12,041                         12,092
 4/30/2007              12,885                         12,930
 5/31/2007              13,991                         13,438
 6/30/2007              14,567                         13,787
 7/31/2007              14,797                         13,784
 8/31/2007              13,696                         12,896
 9/30/2007              15,300                         14,041
10/31/2007              16,641                         15,001
11/30/2007              15,544                         13,796
12/31/2007              15,281                         13,606
 1/31/2008              13,747                         11,783
 2/29/2008              14,171                         12,483
 3/31/2008              13,484                         11,695
 4/30/2008              14,429                         12,478
 5/31/2008              15,060                         12,612
 6/30/2008              13,581                         11,201
 7/31/2008              12,783                         10,686
 8/31/2008              11,889                          9,818
 9/30/2008               9,848                          7,901
10/31/2008               6,576                          5,111
11/30/2008               5,945                          4,553
12/31/2008               6,594                          5,082
 1/31/2009               5,783                          4,522
 2/28/2009               5,465                          4,241
 3/31/2009               6,313                          4,849
 4/30/2009               7,258                          5,717
 5/31/2009               9,134                          7,088
 6/30/2009               9,207                          7,288
 7/31/2009              10,539                          8,340
 8/31/2009              11,018                          8,769
 9/30/2009              11,880                          9,503
10/31/2009              12,147                          9,731
11/30/2009              12,714                         10,011
12/31/2009              13,051                         10,411
 1/31/2010              12,346                          9,745
 2/28/2010              12,567                          9,867
 3/31/2010              13,604                         10,680
 4/30/2010              13,793                         10,979
 5/31/2010              11,885                          9,321
 6/30/2010              11,742                          9,268
 7/31/2010              13,046                         10,211
 8/31/2010              13,032                         10,189
 9/30/2010              15,009                         11,718
10/31/2010              15,659                         12,238
11/30/2010              15,452                         12,075
12/31/2010              16,968                         13,294
 1/31/2011              16,608                         12,907
 2/28/2011              16,714                         12,978
 3/31/2011              17,069                         13,376
 4/30/2011              17,797                         13,917
 5/31/2011              17,272                         13,599
 6/30/2011              16,691                         13,115
 7/31/2011              16,968                         13,308
 8/31/2011              15,788                         12,383
 9/30/2011              12,843                         10,131
10/31/2011              14,853                         11,791
11/30/2011              14,456                         10,987
12/31/2011              13,613                         10,635
 1/31/2012              15,023                         11,739
 2/29/2012              16,157                         12,652
 3/31/2012              15,926                         12,256
 4/30/2012              15,862                         12,322
 5/31/2012              13,885                         10,723
 6/30/2012              14,180                         10,873
 7/31/2012              14,392                         11,230
 8/31/2012              14,876                         11,410
 9/30/2012              15,613                         12,017
10/31/2012              15,963                         12,264
11/30/2012              16,194                         12,385
12/31/2012              16,954                         12,696
 1/31/2013              17,806                         13,369
 2/28/2013              17,885                         13,528
 3/31/2013              17,963                         13,562
 4/30/2013              17,668                         13,454
 5/31/2013              16,359                         12,464
 6/30/2013              15,203                         11,398
 7/31/2013              15,954                         11,854
 8/31/2013              16,083                         11,956
 9/30/2013              17,212                         12,876
10/31/2013              17,705                         13,102
11/30/2013              17,092                         12,549
12/31/2013              17,304                         12,608
 1/31/2014              16,488                         12,024
 2/28/2014              17,442                         12,671
 3/31/2014              17,700                         12,905
 4/30/2014              17,747                         12,989
 5/31/2014              17,765                         13,095
 6/30/2014              17,903                         13,166
 7/31/2014              18,281                         13,453
 8/31/2014              18,567                         13,557
 9/30/2014              16,857                         12,311
10/31/2014              17,101                         12,456
11/30/2014              16,429                         12,061
12/31/2014              15,954                         11,759
 1/31/2015              15,576                         11,527
 2/28/2015              16,336                         12,087
 3/31/2015              16,111                         11,869
 4/30/2015              17,415                         12,550
 5/31/2015              17,608                         12,489
 6/30/2015              16,369                         11,590
 7/31/2015              15,571                         11,067
 8/31/2015              14,244                         10,035
 9/30/2015              14,041                          9,827
10/31/2015              15,078                         10,629
11/30/2015              15,032                         10,541
12/31/2015              15,452                         10,720
 1/31/2016              14,332                          9,788
 2/29/2016              14,548                         10,027
 3/31/2016              16,286                         11,185
 4/30/2016              16,507                         11,386
 5/31/2016              16,327                         11,196
 6/30/2016              16,599                         11,272
 7/31/2016              17,747                         12,106
 8/31/2016              17,622                         12,016
 9/30/2016              18,147                         12,267               Past performance is not predictive of
10/31/2016              17,594                         11,751               future performance.
                                                                            The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN               would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS              redemption of fund shares.
          -----------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                16.69%       3.45%       5.81%              rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                    The United Kingdom       MSCI UK Small Cap
                   Small Company Series    Index (net dividends)
                   --------------------    ---------------------
     10/31/06            $10,000                 $10,000
     11/30/06             10,628                  10,648
     12/31/06             11,208                  11,148
      1/31/07             11,287                  11,122
      2/28/07             11,285                  11,156
      3/31/07             11,817                  11,618
      4/30/07             12,224                  12,195
      5/31/07             12,388                  12,273
      6/30/07             11,935                  11,916
      7/31/07             11,873                  11,849
      8/31/07             11,805                  11,414
      9/30/07             11,398                  10,767
     10/31/07             12,309                  11,951
     11/30/07             10,886                  10,568
     12/31/07             10,311                  10,037
      1/31/08              9,618                   9,230
      2/29/08              9,759                   9,542
      3/31/08              9,723                   9,422
      4/30/08              9,887                   9,598
      5/31/08              9,915                   9,643
      6/30/08              9,126                   8,984
      7/31/08              8,806                   8,625
      8/31/08              8,664                   8,400
      9/30/08              7,326                   6,855
     10/31/08              5,359                   4,953
     11/30/08              4,980                   4,494
     12/31/08              4,870                   4,380
      1/31/09              4,751                   4,356
      2/28/09              4,556                   4,211
      3/31/09              4,754                   4,455
      4/30/09              5,750                   5,479
      5/31/09              6,338                   6,058
      6/30/09              6,370                   6,100
      7/31/09              6,921                   6,662
      8/31/09              7,462                   7,304
      9/30/09              7,680                   7,473
     10/31/09              7,691                   7,483
     11/30/09              7,668                   7,406
     12/31/09              7,830                   7,588
      1/31/10              7,753                   7,553
      2/28/10              7,487                   7,215
      3/31/10              8,115                   7,851
      4/30/10              8,415                   8,164
      5/31/10              7,465                   7,183
      6/30/10              7,606                   7,214
      7/31/10              8,633                   8,082
      8/31/10              8,316                   7,862
      9/30/10              9,205                   8,728
     10/31/10              9,686                   9,100
     11/30/10              9,211                   8,721
     12/31/10             10,153                   9,634
      1/31/11             10,300                   9,727
      2/28/11             10,611                   9,984
      3/31/11             10,416                   9,811
      4/30/11             11,338                  10,711
      5/31/11             11,271                  10,575
      6/30/11             10,911                  10,219
      7/31/11             10,840                  10,191
      8/31/11              9,759                   9,151
      9/30/11              8,775                   8,186
     10/31/11              9,706                   9,081
     11/30/11              9,411                   8,728
     12/31/11              9,120                   8,437
      1/31/12              9,926                   9,293
      2/29/12             10,736                  10,156
      3/31/12             10,971                  10,189
      4/30/12             11,160                  10,363
      5/31/12              9,904                   9,079
      6/30/12             10,390                   9,511
      7/31/12             10,566                   9,684
      8/31/12             11,146                  10,197
      9/30/12             11,720                  10,741
     10/31/12             11,978                  10,963
     11/30/12             12,054                  10,967
     12/31/12             12,719                  11,472
      1/31/13             12,946                  11,774
      2/28/13             13,065                  11,840
      3/31/13             13,455                  12,159
      4/30/13             13,797                  12,463
      5/31/13             13,928                  12,631
      6/30/13             13,622                  12,176
      7/31/13             14,776                  13,190
      8/31/13             14,884                  13,370
      9/30/13             15,891                  14,374
     10/31/13             16,460                  14,880
     11/30/13             16,836                  15,230
     12/31/13             17,767                  15,966
      1/31/14             17,349                  15,627
      2/28/14             18,908                  17,142
      3/31/14             18,328                  16,524
      4/30/14             18,028                  16,129
      5/31/14             18,014                  16,160
      6/30/14             17,999                  16,121
      7/31/14             17,442                  15,666
      8/31/14             17,708                  15,831
      9/30/14             16,698                  14,902
     10/31/14             16,661                  14,807
     11/30/14             16,534                  14,812
     12/31/14             16,802                  15,055
      1/31/15             16,426                  14,645
      2/28/15             17,971                  16,091
      3/31/15             17,040                  15,351
      4/30/15             18,115                  16,335
      5/31/15             19,029                  17,085
      6/30/15             18,981                  17,106
      7/31/15             19,021                  17,228
      8/31/15             18,223                  16,550
      9/30/15             17,674                  15,940
     10/31/15             18,319                  16,646
     11/30/15             18,291                  16,511
     12/31/15             18,098                  16,335
      1/31/16             16,667                  14,749
      2/29/16             16,370                  14,595
      3/31/16             17,351                  15,624
      4/30/16             17,442                  15,834
      5/31/16             17,725                  16,290
      6/30/16             15,492                  13,974
      7/31/16             16,330                  14,778            Past performance is not predictive of
      8/31/16             16,681                  15,025            future performance.
      9/30/16             16,703                  15,153            The returns shown do not reflect the
     10/31/16             15,422                  14,001            deduction of taxes that a shareholder
         AVERAGE ANNUAL                   FIVE       TEN            would pay on fund distributions or the
         TOTAL RETURN        ONE YEAR     YEARS     YEARS           redemption of fund shares.
         -----------------------------------------------------      MSCI data copyright MSCI 2016, all
                             -15.82%      9.70%     4.43%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                 The Continental Small         MSCI Europe ex UK Small
                    Company Series            Cap Index (net dividends)
                 ---------------------        -------------------------

10/31/2006             $10,000                         $10,000
11/30/2006              10,696                          10,700
12/31/2006              11,206                          11,204
 1/31/2007              11,726                          11,563
 2/28/2007              11,746                          11,613
 3/31/2007              12,433                          12,230
 4/30/2007              13,088                          12,970
 5/31/2007              13,342                          13,197
 6/30/2007              13,197                          13,070
 7/31/2007              13,126                          12,975
 8/31/2007              12,660                          12,388
 9/30/2007              12,943                          12,634
10/31/2007              13,567                          13,390
11/30/2007              12,566                          12,432
12/31/2007              12,326                          12,180
 1/31/2008              11,153                          10,713
 2/29/2008              11,632                          11,362
 3/31/2008              12,002                          11,593
 4/30/2008              12,147                          11,791
 5/31/2008              12,381                          11,974
 6/30/2008              11,338                          10,868
 7/31/2008              10,738                          10,251
 8/31/2008              10,446                           9,971
 9/30/2008               8,629                           7,906
10/31/2008               6,326                           5,682
11/30/2008               5,833                           5,211
12/31/2008               6,441                           5,692
 1/31/2009               5,710                           5,181
 2/28/2009               5,217                           4,725
 3/31/2009               5,596                           5,090
 4/30/2009               6,513                           6,150
 5/31/2009               7,456                           7,068
 6/30/2009               7,365                           6,977
 7/31/2009               7,951                           7,604
 8/31/2009               8,618                           8,384
 9/30/2009               9,356                           9,188
10/31/2009               9,095                           8,937
11/30/2009               9,371                           9,121
12/31/2009               9,342                           9,162
 1/31/2010               9,188                           9,040
 2/28/2010               8,994                           8,782
 3/31/2010               9,663                           9,494
 4/30/2010               9,572                           9,435
 5/31/2010               8,212                           7,975
 6/30/2010               8,161                           7,856
 7/31/2010               9,137                           8,797
 8/31/2010               8,720                           8,379
 9/30/2010               9,920                           9,672
10/31/2010              10,493                          10,292
11/30/2010               9,679                           9,513
12/31/2010              10,934                          10,844
 1/31/2011              11,246                          11,090
 2/28/2011              11,440                          11,278
 3/31/2011              11,826                          11,658
 4/30/2011              12,627                          12,473
 5/31/2011              12,201                          11,997
 6/30/2011              11,808                          11,610
 7/31/2011              11,142                          10,905
 8/31/2011               9,998                           9,766
 9/30/2011               8,493                           8,299
10/31/2011               9,365                           9,208
11/30/2011               8,747                           8,488
12/31/2011               8,404                           8,200
 1/31/2012               9,204                           9,013
 2/29/2012               9,795                           9,705
 3/31/2012               9,813                           9,626
 4/30/2012               9,585                           9,466
 5/31/2012               8,276                           8,168
 6/30/2012               8,640                           8,570
 7/31/2012               8,553                           8,540
 8/31/2012               8,943                           8,912
 9/30/2012               9,416                           9,392
10/31/2012               9,579                           9,554
11/30/2012               9,708                           9,700
12/31/2012              10,294                          10,223
 1/31/2013              11,075                          11,055
 2/28/2013              10,965                          11,022
 3/31/2013              10,720                          10,738
 4/30/2013              11,162                          11,155
 5/31/2013              11,369                          11,409
 6/30/2013              10,994                          10,901
 7/31/2013              11,953                          11,892
 8/31/2013              11,969                          11,870
 9/30/2013              13,017                          12,885
10/31/2013              13,761                          13,661
11/30/2013              14,011                          13,904
12/31/2013              14,406                          14,265
 1/31/2014              14,317                          14,147
 2/28/2014              15,576                          15,383
 3/31/2014              15,657                          15,396
 4/30/2014              15,810                          15,460
 5/31/2014              15,875                          15,634
 6/30/2014              15,737                          15,482
 7/31/2014              14,818                          14,569
 8/31/2014              14,642                          14,451
 9/30/2014              13,862                          13,655
10/31/2014              13,452                          13,209
11/30/2014              13,775                          13,596
12/31/2014              13,338                          13,271
 1/31/2015              13,429                          13,302
 2/28/2015              14,357                          14,284
 3/31/2015              14,288                          14,139
 4/30/2015              15,052                          14,896
 5/31/2015              15,070                          14,797
 6/30/2015              14,756                          14,447
 7/31/2015              15,171                          14,983
 8/31/2015              14,604                          14,404
 9/30/2015              14,089                          13,917
10/31/2015              14,771                          14,713
11/30/2015              14,747                          14,674
12/31/2015              14,934                          14,892
 1/31/2016              13,922                          13,714
 2/29/2016              13,900                          13,762
 3/31/2016              15,086                          14,996
 4/30/2016              15,398                          15,184
 5/31/2016              15,431                          15,248
 6/30/2016              14,586                          14,258
 7/31/2016              15,552                          15,183
 8/31/2016              15,755                          15,313
 9/30/2016              16,147                          15,680             Past performance is not predictive of
10/31/2016              15,672                          15,097             future performance.
                                                                           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE         FIVE          TEN              would pay on fund distributions or the
          TOTAL RETURN          YEAR        YEARS        YEARS             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                6.10%       10.85%       4.60%             rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE CANADIAN SMALL COMPANY SERIES VS.
MSCI CANADA SMALL CAP INDEX (NET DIVIDENDS)
APRIL 2, 2007-OCTOBER 31, 2016

                                     [CHART]


                           The                     MSCI Canada Small Cap
                Canadian Small Company Series      Index (net dividends)
              --------------------------------   ------------------------
 4/1/2007                 $10,000                        $10,000
 4/1/2007                  10,710                         10,487
 5/1/2007                  11,420                         11,331
 6/1/2007                  11,370                         11,306
 7/1/2007                  11,300                         11,024
 8/1/2007                  10,560                         10,340
 9/1/2007                  11,730                         11,600
10/1/2007                  13,000                         12,852
11/1/2007                  11,020                         10,809
12/1/2007                  11,430                         11,109
 1/1/2008                  10,350                         10,107
 2/1/2008                  11,160                         11,071
 3/1/2008                  10,290                         10,199
 4/1/2008                  10,540                         10,555
 5/1/2008                  11,140                         11,104
 6/1/2008                  10,620                         10,725
 7/1/2008                   9,710                          9,775
 8/1/2008                   9,310                          9,530
 9/1/2008                   7,190                          7,506
10/1/2008                   4,800                          5,011
11/1/2008                   4,180                          4,560
12/1/2008                   4,500                          4,785
 1/1/2009                   4,530                          4,833
 2/1/2009                   4,120                          4,454
 3/1/2009                   4,380                          4,708
 4/1/2009                   5,300                          5,466
 5/1/2009                   6,340                          6,622
 6/1/2009                   5,950                          6,220
 7/1/2009                   6,700                          6,996
 8/1/2009                   6,920                          7,260
 9/1/2009                   7,910                          8,157
10/1/2009                   7,760                          8,211
11/1/2009                   8,420                          8,900
12/1/2009                   8,960                          9,423
 1/1/2010                   8,540                          9,031
 2/1/2010                   9,050                          9,632
 3/1/2010                   9,770                         10,454
 4/1/2010                  10,120                         10,890
 5/1/2010                   9,150                          9,929
 6/1/2010                   8,730                          9,464
 7/1/2010                   9,440                         10,234
 8/1/2010                   9,330                         10,202
 9/1/2010                  10,430                         11,319
10/1/2010                  11,110                         12,004
11/1/2010                  11,650                         12,509
12/1/2010                  12,840                         13,660
 1/1/2011                  12,780                         13,500
 2/1/2011                  13,660                         14,392
 3/1/2011                  13,680                         14,396
 4/1/2011                  13,940                         14,833
 5/1/2011                  13,360                         14,236
 6/1/2011                  12,620                         13,510
 7/1/2011                  12,810                         13,868
 8/1/2011                  11,840                         13,043
 9/1/2011                   9,600                         10,655
10/1/2011                  11,140                         12,174
11/1/2011                  10,750                         11,857
12/1/2011                  10,580                         11,613
 1/1/2012                  11,490                         12,564
 2/1/2012                  11,930                         13,014
 3/1/2012                  11,400                         12,326
 4/1/2012                  11,140                         12,227
 5/1/2012                   9,840                         10,801
 6/1/2012                   9,860                         10,768
 7/1/2012                  10,130                         11,140
 8/1/2012                  10,560                         11,603
 9/1/2012                  11,010                         12,189
10/1/2012                  10,860                         11,971
11/1/2012                  10,680                         11,703
12/1/2012                  10,930                         11,894
 1/1/2013                  11,250                         12,137
 2/1/2013                  10,700                         11,549
 3/1/2013                  11,010                         11,822
 4/1/2013                  10,650                         11,555
 5/1/2013                  10,480                         11,271
 6/1/2013                  10,050                         10,576
 7/1/2013                  10,790                         11,389
 8/1/2013                  10,690                         11,262
 9/1/2013                  11,170                         11,696
10/1/2013                  11,480                         11,959
11/1/2013                  11,330                         11,668
12/1/2013                  11,610                         11,958
 1/1/2014                  11,250                         11,555
 2/1/2014                  11,970                         12,358
 3/1/2014                  12,140                         12,468
 4/1/2014                  12,670                         12,944
 5/1/2014                  12,690                         12,956
 6/1/2014                  13,650                         14,057
 7/1/2014                  13,010                         13,443
 8/1/2014                  13,460                         13,905
 9/1/2014                  11,920                         12,434
10/1/2014                  11,040                         11,601
11/1/2014                  10,730                         11,276
12/1/2014                  10,480                         10,983
 1/1/2015                   9,420                          9,940
 2/1/2015                  10,000                         10,500
 3/1/2015                   9,550                         10,048
 4/1/2015                  10,600                         11,033
 5/1/2015                  10,230                         10,663
 6/1/2015                   9,810                         10,298
 7/1/2015                   8,610                          9,288
 8/1/2015                   8,370                          8,813
 9/1/2015                   7,770                          8,286
10/1/2015                   8,280                          8,732
11/1/2015                   7,970                          8,483
12/1/2015                   7,590                          7,884
 1/1/2016                   7,240                          7,532
 2/1/2016                   7,850                          8,157
 3/1/2016                   8,690                          9,103
 4/1/2016                   9,960                         10,220
 5/1/2016                   9,580                          9,848
 6/1/2016                  10,050                         10,263
 7/1/2016                  10,360                         10,696
 8/1/2016                  10,140                         10,364
 9/1/2016                  10,350                         10,494             Past performance is not predictive of
10/1/2016                  10,000                         10,048             future performance.
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE        FIVE          SINCE               would pay on fund distributions or the
          TOTAL RETURN          YEAR       YEARS       INCEPTION             redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2016, all
                               20.77%      -2.14%        0.00%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                  [CHART]


                               The            MSCI Emerging Markets Index
                     Emerging Markets Series       (net dividends)
                     -----------------------  ---------------------------
10/1/2006                    $10,000                    $10,000
11/1/2006                     10,641                     10,743
12/1/2006                     11,072                     11,227
 1/1/2007                     11,236                     11,108
 2/1/2007                     11,065                     11,043
 3/1/2007                     11,570                     11,481
 4/1/2007                     12,311                     12,025
 5/1/2007                     13,136                     12,609
 6/1/2007                     13,353                     13,200
 7/1/2007                     13,677                     13,897
 8/1/2007                     13,444                     13,601
 9/1/2007                     14,629                     15,103
10/1/2007                     16,236                     16,788
11/1/2007                     15,177                     15,597
12/1/2007                     15,124                     15,652
 1/1/2008                     13,808                     13,699
 2/1/2008                     14,248                     14,710
 3/1/2008                     13,808                     13,932
 4/1/2008                     14,796                     15,062
 5/1/2008                     14,883                     15,342
 6/1/2008                     13,357                     13,811
 7/1/2008                     13,183                     13,290
 8/1/2008                     12,401                     12,229
 9/1/2008                     10,678                     10,089
10/1/2008                      7,866                      7,328
11/1/2008                      7,154                      6,776
12/1/2008                      7,715                      7,305
 1/1/2009                      7,124                      6,833
 2/1/2009                      6,663                      6,447
 3/1/2009                      7,625                      7,374
 4/1/2009                      8,758                      8,601
 5/1/2009                     10,251                     10,071
 6/1/2009                     10,164                      9,935
 7/1/2009                     11,329                     11,052
 8/1/2009                     11,369                     11,013
 9/1/2009                     12,375                     12,012
10/1/2009                     12,118                     12,027
11/1/2009                     12,842                     12,544
12/1/2009                     13,307                     13,039
 1/1/2010                     12,582                     12,312
 2/1/2010                     12,735                     12,355
 3/1/2010                     13,804                     13,353
 4/1/2010                     13,888                     13,514
 5/1/2010                     12,599                     12,326
 6/1/2010                     12,619                     12,235
 7/1/2010                     13,731                     13,254
 8/1/2010                     13,413                     12,997
 9/1/2010                     14,940                     14,441
10/1/2010                     15,394                     14,860
11/1/2010                     15,050                     14,468
12/1/2010                     16,276                     15,500
 1/1/2011                     15,855                     15,080
 2/1/2011                     15,745                     14,939
 3/1/2011                     16,623                     15,818
 4/1/2011                     17,204                     16,308
 5/1/2011                     16,730                     15,880
 6/1/2011                     16,533                     15,636
 7/1/2011                     16,406                     15,567
 8/1/2011                     15,080                     14,176
 9/1/2011                     12,799                     12,109
10/1/2011                     14,402                     13,713
11/1/2011                     13,904                     12,799
12/1/2011                     13,500                     12,645
 1/1/2012                     14,947                     14,079
 2/1/2012                     15,758                     14,922
 3/1/2012                     15,351                     14,424
 4/1/2012                     15,077                     14,252
 5/1/2012                     13,454                     12,653
 6/1/2012                     14,122                     13,142
 7/1/2012                     14,235                     13,398
 8/1/2012                     14,332                     13,354
 9/1/2012                     15,134                     14,159
10/1/2012                     15,057                     14,073
11/1/2012                     15,254                     14,252
12/1/2012                     16,149                     14,949
 1/1/2013                     16,232                     15,155
 2/1/2013                     16,045                     14,965
 3/1/2013                     15,818                     14,707
 4/1/2013                     15,999                     14,818
 5/1/2013                     15,481                     14,438
 6/1/2013                     14,509                     13,518
 7/1/2013                     14,723                     13,660
 8/1/2013                     14,379                     13,425
 9/1/2013                     15,404                     14,298
10/1/2013                     16,109                     14,993
11/1/2013                     15,868                     14,774
12/1/2013                     15,708                     14,560
 1/1/2014                     14,619                     13,615
 2/1/2014                     15,150                     14,066
 3/1/2014                     15,685                     14,497
 4/1/2014                     15,778                     14,546
 5/1/2014                     16,316                     15,053
 6/1/2014                     16,770                     15,453
 7/1/2014                     16,971                     15,752
 8/1/2014                     17,502                     16,107
 9/1/2014                     16,216                     14,913
10/1/2014                     16,389                     15,089
11/1/2014                     16,232                     14,930
12/1/2014                     15,501                     14,241
 1/1/2015                     15,605                     14,327
 2/1/2015                     16,082                     14,770
 3/1/2015                     15,748                     14,560
 4/1/2015                     16,804                     15,680
 5/1/2015                     16,129                     15,052
 6/1/2015                     15,741                     14,661
 7/1/2015                     14,733                     13,645
 8/1/2015                     13,517                     12,411
 9/1/2015                     13,156                     12,038
10/1/2015                     13,955                     12,896
11/1/2015                     13,470                     12,393
12/1/2015                     13,103                     12,117
 1/1/2016                     12,555                     11,331
 2/1/2016                     12,478                     11,312
 3/1/2016                     14,132                     12,809
 4/1/2016                     14,218                     12,879
 5/1/2016                     13,667                     12,398
 6/1/2016                     14,389                     12,894
 7/1/2016                     15,130                     13,543
 8/1/2016                     15,314                     13,879              Past performance is not predictive of
 9/1/2016                     15,518                     14,058              future performance.
10/1/2016                     15,551                     14,091              The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
          -----------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                11.44%       1.55%       4.51%               rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                             [CHART]


             The Emerging Markets       MSCI Emerging Markets
               Small Cap Series         Index (net dividends)
             --------------------       ---------------------
10/1/2006          $10,000                    $10,000
11/1/2006           10,760                     10,743
12/1/2006           11,257                     11,227
 1/1/2007           11,480                     11,108
 2/1/2007           11,577                     11,043
 3/1/2007           12,101                     11,481
 4/1/2007           13,028                     12,025
 5/1/2007           14,068                     12,609
 6/1/2007           14,491                     13,200
 7/1/2007           15,202                     13,897
 8/1/2007           14,575                     13,601
 9/1/2007           15,579                     15,103
10/1/2007           16,759                     16,788
11/1/2007           15,422                     15,597
12/1/2007           15,602                     15,652
 1/1/2008           13,731                     13,699
 2/1/2008           14,128                     14,710
 3/1/2008           13,471                     13,932
 4/1/2008           14,291                     15,062
 5/1/2008           14,211                     15,342
 6/1/2008           12,574                     13,811
 7/1/2008           12,384                     13,290
 8/1/2008           11,637                     12,229
 9/1/2008            9,543                     10,089
10/1/2008            6,652                      7,328
11/1/2008            6,249                      6,776
12/1/2008            7,136                      7,305
 1/1/2009            6,592                      6,833
 2/1/2009            6,189                      6,447
 3/1/2009            7,042                      7,374
 4/1/2009            8,469                      8,601
 5/1/2009           10,393                     10,071
 6/1/2009           10,343                      9,935
 7/1/2009           11,667                     11,052
 8/1/2009           11,807                     11,013
 9/1/2009           12,794                     12,012
10/1/2009           12,784                     12,027
11/1/2009           13,545                     12,544
12/1/2009           14,291                     13,039
 1/1/2010           13,665                     12,312
 2/1/2010           13,901                     12,355
 3/1/2010           15,092                     13,353
 4/1/2010           15,342                     13,514
 5/1/2010           13,805                     12,326
 6/1/2010           14,175                     12,235
 7/1/2010           15,482                     13,254
 8/1/2010           15,559                     12,997
 9/1/2010           17,452                     14,441
10/1/2010           18,149                     14,860
11/1/2010           17,666                     14,468
12/1/2010           18,683                     15,500
 1/1/2011           17,899                     15,080
 2/1/2011           17,379                     14,939
 3/1/2011           18,349                     15,818
 4/1/2011           19,320                     16,308
 5/1/2011           18,890                     15,880
 6/1/2011           18,886                     15,636
 7/1/2011           19,103                     15,567
 8/1/2011           17,296                     14,176
 9/1/2011           14,225                     12,109
10/1/2011           15,802                     13,713
11/1/2011           15,038                     12,799
12/1/2011           14,638                     12,645
 1/1/2012           16,295                     14,079
 2/1/2012           17,633                     14,922
 3/1/2012           17,186                     14,424
 4/1/2012           16,776                     14,252
 5/1/2012           15,248                     12,653
 6/1/2012           15,832                     13,142
 7/1/2012           15,645                     13,398
 8/1/2012           16,055                     13,354
 9/1/2012           16,996                     14,159
10/1/2012           16,939                     14,073
11/1/2012           17,239                     14,252
12/1/2012           18,306                     14,949
 1/1/2013           18,650                     15,155
 2/1/2013           18,846                     14,965
 3/1/2013           18,766                     14,707
 4/1/2013           19,150                     14,818
 5/1/2013           18,886                     14,438
 6/1/2013           17,252                     13,518
 7/1/2013           17,339                     13,660
 8/1/2013           16,622                     13,425
 9/1/2013           17,843                     14,298
10/1/2013           18,533                     14,993
11/1/2013           18,276                     14,774
12/1/2013           18,133                     14,560
 1/1/2014           17,362                     13,615
 2/1/2014           18,143                     14,066
 3/1/2014           18,770                     14,497
 4/1/2014           18,926                     14,546
 5/1/2014           19,577                     15,053
 6/1/2014           20,090                     15,453
 7/1/2014           20,140                     15,752
 8/1/2014           20,767                     16,107
 9/1/2014           19,743                     14,913
10/1/2014           19,570                     15,089
11/1/2014           19,356                     14,930
12/1/2014           18,766                     14,241
 1/1/2015           19,073                     14,327
 2/1/2015           19,567                     14,770
 3/1/2015           19,423                     14,560
 4/1/2015           20,810                     15,680
 5/1/2015           20,530                     15,052
 6/1/2015           19,833                     14,661
 7/1/2015           18,623                     13,645
 8/1/2015           16,806                     12,411
 9/1/2015           16,782                     12,038
10/1/2015           17,726                     12,896
11/1/2015           17,366                     12,393
12/1/2015           17,209                     12,117
 1/1/2016           16,192                     11,331
 2/1/2016           16,125                     11,312
 3/1/2016           18,113                     12,809
 4/1/2016           18,580                     12,879
 5/1/2016           17,809                     12,398
 6/1/2016           18,796                     12,894
 7/1/2016           19,893                     13,543
 8/1/2016           20,023                     13,879            Past performance is not predictive of
 9/1/2016           20,360                     14,058            future performance.
10/1/2016           20,287                     14,091            The returns shown do not reflect the
                                                                 deduction of taxes that a shareholder
        AVERAGE ANNUAL       ONE       FIVE       TEN            would pay on fund distributions or the
        TOTAL RETURN         YEAR      YEARS     YEARS           redemption of fund shares.
        ---------------------------------------------------      MSCI data copyright MSCI 2016, all
                            14.45%     5.12%     7.33%           rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)



 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.24%
              Russell Microcap(R) Index (micro-cap stocks). 1.54%
              Russell 2000(R) Index (small-cap stocks)..... 4.11%
              Russell 1000(R) Index (large-cap stocks)..... 4.26%
              Dow Jones U.S. Select REIT Index/SM/......... 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)...  8.81%
         Russell 2000(R) Growth Index (small-cap growth stocks). -0.49%
         Russell 1000(R) Value Index (large-cap value stocks)...  6.37%
         Russell 1000(R) Growth Index (large-cap growth stocks).  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

DOMESTIC EQUITY SERIES' PERFORMANCE OVERVIEW

THE U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 4.75% for the Series and 6.37% for the Russell 1000(R) Value Index, the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had a larger allocation than the benchmark to lower relative price stocks, which detracted from the Series' performance relative to the benchmark as the lowest relative price quartile underperformed. The Series' exclusion of real estate investment trusts (REITs) and utilities detracted from relative performance as REITs and utilities outperformed most other sectors during the period.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------
                                             RETURN IN U.S. DOLLARS
            -                                ----------------------
            MSCI World ex USA Index.........         -2.27%
            MSCI World ex USA Small Cap
              Index.........................          3.96%
            MSCI World ex USA Value Index...         -2.07%
            MSCI World ex USA Growth Index..         -2.58%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                          12 MONTHS ENDED OCTOBER 31, 2016
                           --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLAR
---------------------------------------------------  ------------ ---------------------
                  Japan.............................   -10.14%             3.19%
                  United Kingdom....................    13.55%           -10.24%
                  France............................    -4.31%            -5.04%
                  Switzerland.......................    -8.27%            -8.57%
                  Canada............................    11.55%             8.90%
                  Germany...........................    -2.14%            -2.89%
                  Australia.........................     5.52%            12.55%
                  Hong Kong.........................     8.52%             8.45%
                  Spain.............................    -8.40%            -9.10%
                  Netherlands.......................     0.63%            -0.20%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   Emerging markets had stronger performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                        12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

                                                  RETURN IN U.S. DOLLAR
                                                  ---------------------
         MSCI Emerging Markets Index.............         9.27%
         MSCI Emerging Markets Small Cap Index...         4.78%
         MSCI Emerging Markets Value Index.......         8.60%
         MSCI Emerging Markets Growth Index......         9.81%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of emerging markets. In particular, while the U.S. dollar appreciated significantly against the Mexican peso, it also depreciated significantly against the Brazilian real. Overall, currency fluctuations benefitted from USD-denominated returns in emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

 TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLAR
 ------------------------------------------  ------------ ---------------------
               China........................     1.62%            1.54%
               Korea........................     5.56%            5.17%
               Taiwan.......................    14.56%           17.85%
               India........................     6.28%            3.99%
               South Africa.................    -0.92%            1.46%
               Brazil.......................    40.59%           70.69%
               Mexico.......................     8.65%           -4.51%
               Russia.......................    17.86%           18.61%
               Malaysia.....................     4.44%            6.95%
               Indonesia....................    26.13%           32.31%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

INTERNATIONAL EQUITY SERIES' PERFORMANCE OVERVIEW

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series is designed to capture the returns of developed ex U.S. large company value stocks. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 500 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were -0.10% for the Series and -2.27% for the MSCI World ex USA Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Series invests primarily in value stocks, while the benchmark is neutral with regard to value or growth stocks. The Series' emphasis on deep value stocks contributed positively to its performance relative to the benchmark, as that segment of the market outperformed for the year. The Series' emphasis on mid-cap stocks also contributed positively to relative performance, as those stocks outperformed for the period.

THE JAPANESE SMALL COMPANY SERIES

   The Japanese Small Company Series is designed to capture the returns of Japanese small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 1,500 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 14.53% for the Series and 13.21% for the MSCI Japan Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Japanese equity market rather than by the behavior of a limited number of stocks. The Series' greater allocation than the benchmark to micro-cap securities had a positive impact on its performance relative to the benchmark, as micro-caps generally outperformed other small-cap securities. The Series' outperformance was partially offset by the exclusion of real estate investment trusts (REITs), which outperformed the benchmark.

THE ASIA PACIFIC SMALL COMPANY SERIES

   The Asia Pacific Small Company Series is designed to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 850 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 16.69% for the Series and 10.56% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than by the behavior of a limited number of stocks. The Series' exclusion of small and micro-cap stocks with high relative price (growth) and low profitability contributed to outperformance relative to the benchmark, as that segment of the market underperformed. The Series' holdings of micro-cap securities, which were held at a higher weight than in the benchmark, outperformed, and also contributed positively to the Series' relative performance. In addition, due to differences in methodology, the Series may invest in or hold securities that the benchmark deems to be too large to be eligible for inclusion; during the period, these securities also outperformed, contributing to the Series' relative performance.

THE UNITED KINGDOM SMALL COMPANY SERIES

   The United Kingdom Small Company Series is designed to capture the returns of small company stocks in the U.K. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 320 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were -15.82% for the Series and -15.89% for the MSCI UK Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.K. equity market rather than by the behavior of a limited number of stocks. The Series' overall performance was adversely affected by the British vote on June 23, 2016 to exit the European Union. The Series' investments are denominated primarily in British pounds, which depreciated approximately 16% from the aftermath of the vote through October 31, 2016. The Series generally excludes real estate investment trusts (REITs), which contributed positively to its performance relative to the benchmark, as REITs in the U.K. underperformed all other sectors during the period. This was offset by differences between the Series' and the benchmark's holdings in the consumer discretionary sector, as the benchmark's holdings in this sector outperformed those of the Series.

THE CONTINENTAL SMALL COMPANY SERIES

   The Continental Small Company Series is designed to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel by purchasing shares in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 1,160 securities in 14 eligible developed European countries plus Israel. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 6.10% for the Series and 2.61% for the MSCI Europe ex UK Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in European (excluding the U.K.) and Israeli equity markets rather than by the behavior of a limited number of stocks. The Series' holdings of microcap securities, held at a higher weight than the benchmark, outperformed and contributed to its performance relative to the benchmark. In addition, due to differences in methodology, the Series may invest in or hold securities that the benchmark deems to be too large to be eligible for inclusion. During the period, the Series' holdings of these securities outperformed and contributed positively to the Series' relative performance. The Series generally excludes real estate investment trusts (REITs), which also contributed positively to relative outperformance, as REITs underperformed the benchmark.

THE CANADIAN SMALL COMPANY SERIES

   The Canadian Small Company Series is designed to capture the returns of small company stocks in Canada. The investment strategy is process-driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 340 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 20.77% for the Series and 15.06% for the MSCI Canada Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Canadian equity market rather than by the behavior of a limited number of stocks. The Series' greater allocation than the benchmark to small and micro-cap securities was the primary driver of outperformance, as those securities generally outperformed. The Series generally excludes real estate investment trusts (REITs), which contributed positively to relative performance, as REITs underperformed the benchmark.

THE EMERGING MARKETS SERIES

   The Emerging Markets Series is designed to capture the returns of large-cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 1,000 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 11.44% for the Series and 9.27% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The relative outperformance of the Series was driven primarily by country allocation differences between the Series and the benchmark. The Series' lesser allocation to China contributed positively to its performance relative to the benchmark, as China underperformed the benchmark during the period. The Series' greater allocation to Brazil (due to caps on larger countries such as China) also had a positive impact on relative performance, as Brazil was the strongest-performing country for the year. In addition, the Series' emphasis on value stocks contributed positively to relative performance, as that segment of the market outperformed for the year.

THE EMERGING MARKETS SMALL CAP SERIES

   The Emerging Markets Small Cap Series is designed to capture the returns of small company stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 3,600 securities across 17 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 14.45% for the Series and 9.27% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified approach, performance was principally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The outperformance of the Series relative to the benchmark was driven primarily by size allocation differences between the Series and the benchmark. The Series focuses on small-cap stocks while the benchmark primarily holds large-cap and mid-cap stocks. The small- and micro-cap holdings of the Series outperformed those of the benchmark. The Series' lesser allocation to China also contributed positively to relative performance, as China underperformed the benchmark during the period. The Series' greater allocation to Brazil also had a positive impact on relative performance, as Brazil was the strongest-performing country for the year.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            SIX MONTHS ENDED OCTOBER 31, 2016
  EXPENSE TABLES
                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      05/01/16  10/31/16    RATIO*   PERIOD*
                                      --------- --------- ---------- --------
  THE U.S. LARGE CAP VALUE SERIES
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,047.00    0.11%    $0.57
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.58    0.11%    $0.56

  THE DFA INTERNATIONAL VALUE SERIES
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,038.70    0.22%    $1.13
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.03    0.22%    $1.12

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/16  10/31/16    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
THE JAPANESE SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,136.10    0.13%    $0.70
Hypothetical 5% Annual Return........... $1,000.00 $1,024.48    0.13%    $0.66

THE ASIA PACIFIC SMALL COMPANY SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,065.90    0.13%    $0.68
Hypothetical 5% Annual Return........... $1,000.00 $1,024.48    0.13%    $0.66

THE UNITED KINGDOM SMALL COMPANY SERIES
---------------------------------------
Actual Fund Return...................... $1,000.00 $  884.20    0.12%    $0.57
Hypothetical 5% Annual Return........... $1,000.00 $1,024.53    0.12%    $0.61

THE CONTINENTAL SMALL COMPANY SERIES
------------------------------------
Actual Fund Return...................... $1,000.00 $1,017.80    0.13%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.48    0.13%    $0.66

THE CANADIAN SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,004.00    0.12%    $0.60
Hypothetical 5% Annual Return........... $1,000.00 $1,024.53    0.12%    $0.61

THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return...................... $1,000.00 $1,093.70    0.15%    $0.79
Hypothetical 5% Annual Return........... $1,000.00 $1,024.38    0.15%    $0.76

THE EMERGING MARKETS SMALL CAP SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,091.90    0.26%    $1.37
Hypothetical 5% Annual Return........... $1,000.00 $1,023.83    0.26%    $1.32

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          THE U.S. LARGE CAP VALUE SERIES
Consumer Discretionary.......................  12.3%
Consumer Staples.............................   6.6%
Energy.......................................  13.7%
Financials...................................  21.5%
Health Care..................................  11.0%
Industrials..................................  11.3%
Information Technology.......................  14.7%
Materials....................................   3.9%
Telecommunication Services...................   4.8%
Utilities....................................   0.2%
                                              -----
                                              100.0%

        THE DFA INTERNATIONAL VALUE SERIES
Consumer Discretionary.......................  12.8%
Consumer Staples.............................   2.6%
Energy.......................................  16.2%
Financials...................................  29.7%
Health Care..................................   1.2%
Industrials..................................  10.7%
Information Technology.......................   3.2%
Materials....................................  14.6%
Real Estate..................................   2.3%
Telecommunication Services...................   4.3%
Utilities....................................   2.4%
                                              -----
                                              100.0%

         THE JAPANESE SMALL COMPANY SERIES
Consumer Discretionary.......................  19.4%
Consumer Staples.............................   8.5%
Energy.......................................   1.0%
Financials...................................   9.4%
Health Care..................................   4.4%
Industrials..................................  28.6%
Information Technology.......................  13.1%
Materials....................................  12.7%
Real Estate..................................   2.0%
Telecommunication Services...................   0.1%
Utilities....................................   0.8%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

       THE ASIA PACIFIC SMALL COMPANY SERIES
Consumer Discretionary.......................  25.4%
Consumer Staples.............................   5.9%
Energy.......................................   2.8%
Financials...................................  10.1%
Health Care..................................   6.6%
Industrials..................................  16.0%
Information Technology.......................   6.1%
Materials....................................  14.5%
Real Estate..................................   6.2%
Telecommunication Services...................   3.1%
Utilities....................................   3.3%
                                              -----
                                              100.0%

      THE UNITED KINGDOM SMALL COMPANY SERIES
Consumer Discretionary.......................  20.2%
Consumer Staples.............................   5.6%
Energy.......................................   5.2%
Financials...................................  14.0%
Health Care..................................   3.9%
Industrials..................................  27.5%
Information Technology.......................  10.0%
Materials....................................   8.4%
Real Estate..................................   2.5%
Telecommunication Services...................   0.7%
Utilities....................................   2.0%
                                              -----
                                              100.0%

       THE CONTINENTAL SMALL COMPANY SERIES
Consumer Discretionary.......................  12.8%
Consumer Staples.............................   6.1%
Energy.......................................   3.0%
Financials...................................  11.6%
Health Care..................................   9.2%
Industrials..................................  26.3%
Information Technology.......................   9.4%
Materials....................................  10.4%
Real Estate..................................   6.0%
Telecommunication Services...................   2.7%
Utilities....................................   2.5%
                                              -----
                                              100.0%

         THE CANADIAN SMALL COMPANY SERIES
Consumer Discretionary.......................   9.5%
Consumer Staples.............................   4.4%
Energy.......................................  23.6%
Financials...................................   6.0%
Health Care..................................   1.6%
Industrials..................................  12.6%
Information Technology.......................   3.9%
Materials....................................  29.1%
Real Estate..................................   2.0%
Telecommunication Services...................   0.5%
Utilities....................................   6.8%
                                              -----
                                              100.0%

            THE EMERGING MARKETS SERIES
Consumer Discretionary.......................   9.9%
Consumer Staples.............................   9.2%
Energy.......................................   7.7%
Financials...................................  24.1%
Health Care..................................   2.8%
Industrials..................................   7.2%
Information Technology.......................  20.1%
Materials....................................   8.3%
Real Estate..................................   1.9%
Telecommunication Services...................   5.6%
Utilities....................................   3.2%
                                              -----
                                              100.0%

       THE EMERGING MARKETS SMALL CAP SERIES
Consumer Discretionary.......................  17.3%
Consumer Staples.............................   8.1%
Energy.......................................   1.7%
Financials...................................   9.0%
Health Care..................................   6.4%
Industrials..................................  14.6%
Information Technology.......................  14.8%
Materials....................................  13.7%
Real Estate..................................   7.7%
Telecommunication Services...................   1.0%
Utilities....................................   5.7%
                                              -----
                                              100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                    PERCENTAGE
                                     SHARES        VALUE+         OF NET ASSETS**
                                     ------        ------         ---------------
  COMMON STOCKS -- (95.3%)
  Consumer Discretionary --
   (11.7%)
  #*  Charter Communications,
       Inc. Class A...............    910,208 $    227,451,877               1.1%
      Comcast Corp. Class A....... 10,885,890      672,965,720               3.2%
      Ford Motor Co............... 14,753,200      173,202,568               0.8%
      General Motors Co...........  5,641,400      178,268,240               0.9%
      Time Warner, Inc............  3,800,376      338,195,460               1.6%
      Other Securities............                 954,615,599               4.6%
                                              ----------------              -----
  Total Consumer Discretionary....               2,544,699,464              12.2%
                                              ----------------              -----
  Consumer Staples -- (6.3%)
      CVS Health Corp.............  3,989,908      335,551,263               1.6%
      Mondelez International,
       Inc. Class A...............  3,933,821      176,785,916               0.9%
  #   Tyson Foods, Inc. Class A...  1,957,913      138,718,136               0.7%
      Wal-Mart Stores, Inc........  1,998,751      139,952,545               0.7%
      Other Securities............                 574,239,450               2.6%
                                              ----------------              -----
  Total Consumer Staples..........               1,365,247,310               6.5%
                                              ----------------              -----
  Energy -- (13.1%)
      Chevron Corp................  3,924,607      411,102,583               2.0%
      ConocoPhillips..............  3,210,456      139,494,313               0.7%
      EOG Resources, Inc..........  1,485,821      134,347,935               0.6%
      Exxon Mobil Corp............  9,096,178      757,893,551               3.6%
      Occidental Petroleum Corp...  1,857,300      135,415,743               0.6%
      Phillips 66.................  2,096,097      170,098,272               0.8%
      Valero Energy Corp..........  2,806,975      166,285,199               0.8%
      Other Securities............                 932,855,101               4.5%
                                              ----------------              -----
  Total Energy....................               2,847,492,697              13.6%
                                              ----------------              -----
  Financials -- (20.5%)
      American International
       Group, Inc.................  2,735,967      168,809,164               0.8%
      Bank of America Corp........ 15,552,325      256,613,362               1.2%
      Bank of New York Mellon
       Corp. (The)................  3,379,657      146,237,758               0.7%
      Capital One Financial Corp..  2,036,842      150,807,782               0.7%
      Citigroup, Inc..............  8,251,489      405,560,684               1.9%
      Goldman Sachs Group, Inc.
       (The)......................    980,999      174,853,262               0.8%
      JPMorgan Chase & Co......... 11,452,239      793,182,073               3.8%
      Morgan Stanley..............  3,534,479      118,652,460               0.6%
      PNC Financial Services
       Group, Inc. (The)..........  1,303,329      124,598,252               0.6%
      Travelers Cos., Inc. (The)..  1,119,453      121,102,426               0.6%
      Wells Fargo & Co............  6,090,495      280,223,675               1.3%
      Other Securities............               1,721,446,165               8.3%
                                              ----------------              -----
  Total Financials................               4,462,087,063              21.3%
                                              ----------------              -----
  Health Care -- (10.5%)
      Aetna, Inc..................  1,802,581      193,507,070               0.9%
      Anthem, Inc.................  1,445,532      176,152,529               0.9%
  *   Express Scripts Holding Co..  2,738,677      184,586,830               0.9%
      Humana, Inc.................    707,042      121,278,914               0.6%
      Medtronic P.L.C.............  3,541,179      290,447,502               1.4%
      Pfizer, Inc................. 16,340,523      518,157,984               2.5%
      Thermo Fisher Scientific,
       Inc........................  1,023,977      150,555,338               0.7%
      Other Securities............                 644,260,598               3.0%
                                              ----------------              -----
  Total Health Care...............               2,278,946,765              10.9%
                                              ----------------              -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                 PERCENTAGE
                                                                 SHARES         VALUE+         OF NET ASSETS**
                                                                 ------         ------         ---------------
Industrials -- (10.8%)
#     Caterpillar, Inc........................................   1,458,164 $    121,698,367               0.6%
      CSX Corp................................................   5,234,843      159,715,060               0.8%
      FedEx Corp..............................................     853,987      148,867,014               0.7%
      General Electric Co.....................................   7,508,293      218,491,326               1.0%
      Norfolk Southern Corp...................................   1,569,304      145,945,272               0.7%
      Southwest Airlines Co...................................   3,733,160      149,513,058               0.7%
      Stanley Black & Decker, Inc.............................   1,095,910      124,758,394               0.6%
      Union Pacific Corp......................................   2,259,039      199,202,059               1.0%
      Other Securities........................................                1,077,855,471               5.1%
                                                                           ----------------             ------
Total Industrials.............................................                2,346,046,021              11.2%
                                                                           ----------------             ------
Information Technology -- (14.0%)
      Cisco Systems, Inc......................................  21,342,703      654,794,128               3.1%
      Hewlett Packard Enterprise Co...........................   9,162,273      205,876,274               1.0%
      HP, Inc.................................................   9,619,949      139,393,061               0.7%
      Intel Corp..............................................  20,115,235      701,418,244               3.4%
#     NVIDIA Corp.............................................   1,824,559      129,835,618               0.6%
      QUALCOMM, Inc...........................................   2,685,866      184,572,712               0.9%
      Other Securities........................................                1,024,025,488               4.8%
                                                                           ----------------             ------
Total Information Technology..................................                3,039,915,525              14.5%
                                                                           ----------------             ------
Materials -- (3.7%)
      Newmont Mining Corp.....................................   3,239,227      119,980,968               0.6%
      Other Securities........................................                  691,529,819               3.3%
                                                                           ----------------             ------
Total Materials...............................................                  811,510,787               3.9%
                                                                           ----------------             ------
Real Estate -- (0.0%)
      Other Securities........................................                      500,715               0.0%
                                                                           ----------------             ------
Telecommunication Services -- (4.5%)
      AT&T, Inc...............................................  21,002,992      772,700,076               3.7%
      Other Securities........................................                  221,455,332               1.1%
                                                                           ----------------             ------
Total Telecommunication Services..............................                  994,155,408               4.8%
                                                                           ----------------             ------
Utilities -- (0.2%)
      Other Securities........................................                   38,848,392               0.2%
                                                                           ----------------             ------
TOTAL COMMON STOCKS...........................................               20,729,450,147              99.1%
                                                                           ----------------             ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................................                      208,566               0.0%
                                                                           ----------------             ------
TOTAL INVESTMENT SECURITIES...................................               20,729,658,713
                                                                           ----------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market
       Fund, 0.260%........................................... 200,994,368      200,994,368               1.0%
                                                                           ----------------             ------

SECURITIES LENDING COLLATERAL -- (3.8%)
(S)@  DFA Short Term Investment Fund..........................  70,916,981      820,651,306               3.9%
                                                                           ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,161,108,715)....................................               $ 21,751,304,387             104.0%
                                                                           ================             ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------------------
                                     LEVEL 1        LEVEL 2    LEVEL 3      TOTAL
                                 ---------------  ------------ ------- ---------------
Common Stocks
 Consumer Discretionary......... $ 2,544,699,464            --   --    $ 2,544,699,464
 Consumer Staples...............   1,365,247,310            --   --      1,365,247,310
 Energy.........................   2,847,492,697            --   --      2,847,492,697
 Financials.....................   4,462,087,063            --   --      4,462,087,063
 Health Care....................   2,278,946,765            --   --      2,278,946,765
 Industrials....................   2,346,046,021            --   --      2,346,046,021
 Information Technology.........   3,039,915,525            --   --      3,039,915,525
 Materials......................     811,510,787            --   --        811,510,787
 Real Estate....................         500,715            --   --            500,715
 Telecommunication Services.....     994,155,408            --   --        994,155,408
 Utilities......................      38,848,392            --   --         38,848,392
Rights/Warrants.................              --  $    208,566   --            208,566
Temporary Cash Investments......     200,994,368            --   --        200,994,368
Securities Lending Collateral...              --   820,651,306   --        820,651,306
Futures Contracts**.............      (3,872,034)           --   --         (3,872,034)
                                 ---------------  ------------   --    ---------------
TOTAL........................... $20,926,572,481  $820,859,872   --    $21,747,432,353
                                 ===============  ============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                  PERCENTAGE
                                                   SHARES       VALUE++         OF NET ASSETS**
                                                   ------       -------         ---------------
COMMON STOCKS -- (95.4%)
AUSTRALIA -- (6.3%)
#   Australia & New Zealand Banking Group, Ltd... 5,260,554 $    111,078,744               1.1%
    BHP Billiton, Ltd............................ 5,929,050      103,585,415               1.1%
#   BHP Billiton, Ltd. Sponsored ADR............. 1,703,682       59,662,944               0.6%
    Newcrest Mining, Ltd......................... 3,033,954       53,122,828               0.5%
    Woodside Petroleum, Ltd...................... 2,846,042       60,922,340               0.6%
    Other Securities.............................                246,709,911               2.6%
                                                            ----------------               ----
TOTAL AUSTRALIA..................................                635,082,182               6.5%
                                                            ----------------               ----

AUSTRIA -- (0.1%)
    Other Securities.............................                  7,798,226               0.1%
                                                            ----------------               ----

BELGIUM -- (1.2%)
    Other Securities.............................                121,053,616               1.2%
                                                            ----------------               ----

CANADA -- (7.6%)
    Bank of Montreal............................. 1,645,325      104,642,670               1.1%
    Suncor Energy, Inc........................... 3,911,426      117,374,872               1.2%
    Other Securities.............................                542,711,216               5.6%
                                                            ----------------               ----
TOTAL CANADA.....................................                764,728,758               7.9%
                                                            ----------------               ----

DENMARK -- (1.7%)
    Vestas Wind Systems A.S......................   680,712       54,535,811               0.6%
    Other Securities.............................                120,813,571               1.2%
                                                            ----------------               ----
TOTAL DENMARK....................................                175,349,382               1.8%
                                                            ----------------               ----

FINLAND -- (0.7%)
    Other Securities.............................                 75,225,974               0.8%
                                                            ----------------               ----

FRANCE -- (8.9%)
    BNP Paribas SA............................... 1,521,254       88,207,260               0.9%
    Cie de Saint-Gobain.......................... 1,719,658       76,358,268               0.8%
#   Engie SA..................................... 4,083,126       58,885,688               0.6%
#   Orange SA.................................... 4,783,728       75,265,526               0.8%
    Renault SA...................................   759,818       66,075,160               0.7%
    Societe Generale SA.......................... 1,935,625       75,503,898               0.8%
    Total SA..................................... 4,607,253      220,709,998               2.2%
    Other Securities.............................                229,497,843               2.4%
                                                            ----------------               ----
TOTAL FRANCE.....................................                890,503,641               9.2%
                                                            ----------------               ----

GERMANY -- (7.1%)
    Allianz SE...................................   730,758      114,074,413               1.2%
#   Bayerische Motoren Werke AG..................   972,382       84,835,907               0.9%
    Daimler AG................................... 2,565,266      183,011,136               1.9%
    E.ON SE...................................... 9,462,347       69,348,171               0.7%
    Other Securities.............................                258,205,262               2.6%
                                                            ----------------               ----
TOTAL GERMANY....................................                709,474,889               7.3%
                                                            ----------------               ----

HONG KONG -- (2.7%)
    CK Hutchison Holdings, Ltd................... 5,014,984       61,925,181               0.6%
    Sun Hung Kai Properties, Ltd................. 2,980,920       44,389,245               0.5%
    Other Securities.............................                163,115,200               1.7%
                                                            ----------------               ----
TOTAL HONG KONG..................................                269,429,626               2.8%
                                                            ----------------               ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           PERCENTAGE
                                            SHARES       VALUE++         OF NET ASSETS**
                                            ------       -------         ---------------
IRELAND -- (0.3%)
     Other Securities....................            $     27,555,506               0.3%
                                                     ----------------              -----

ISRAEL -- (0.4%)
     Other Securities....................                  37,197,840               0.4%
                                                     ----------------              -----

ITALY -- (0.9%)
     Other Securities....................                  89,098,627               0.9%
                                                     ----------------              -----

JAPAN -- (22.1%)
     Hitachi, Ltd........................ 10,841,000       57,792,205               0.6%
     Honda Motor Co., Ltd................  3,689,000      110,380,798               1.1%
     Mitsubishi UFJ Financial Group,
      Inc................................ 13,919,406       71,821,469               0.7%
     Mizuho Financial Group, Inc......... 49,478,100       83,308,851               0.9%
     Nissan Motor Co., Ltd...............  6,443,700       65,548,427               0.7%
     Sumitomo Mitsui Financial Group,
      Inc................................  2,854,200       98,959,858               1.0%
     Other Securities....................               1,732,718,474              17.8%
                                                     ----------------              -----
TOTAL JAPAN..............................               2,220,530,082              22.8%
                                                     ----------------              -----

NETHERLANDS -- (3.2%)
     ING Groep NV........................  6,261,830       82,199,110               0.8%
     Koninklijke DSM NV..................    739,169       47,509,724               0.5%
     Koninklijke Philips NV..............  1,794,168       54,062,166               0.6%
     Other Securities....................                 133,730,760               1.4%
                                                     ----------------              -----
TOTAL NETHERLANDS........................                 317,501,760               3.3%
                                                     ----------------              -----

NEW ZEALAND -- (0.1%)
     Other Securities....................                  12,145,818               0.1%
                                                     ----------------              -----

NORWAY -- (0.8%)
     Other Securities....................                  77,275,822               0.8%
                                                     ----------------              -----

PORTUGAL -- (0.0%)
     Other Securities....................                   4,088,097               0.0%
                                                     ----------------              -----

SINGAPORE -- (1.0%)
     Other Securities....................                  99,362,354               1.0%
                                                     ----------------              -----

SPAIN -- (2.8%)
     Banco Santander SA.................. 38,416,551      188,242,084               1.9%
     Other Securities....................                  91,349,479               1.0%
                                                     ----------------              -----
TOTAL SPAIN..............................                 279,591,563               2.9%
                                                     ----------------              -----

SWEDEN -- (2.2%)
     Nordea Bank AB......................  4,880,877       51,293,747               0.5%
     Other Securities....................                 170,725,504               1.8%
                                                     ----------------              -----
TOTAL SWEDEN.............................                 222,019,251               2.3%
                                                     ----------------              -----

SWITZERLAND -- (7.6%)
     ABB, Ltd............................  4,800,878       99,044,119               1.0%
     Cie Financiere Richemont SA.........  1,271,917       81,771,387               0.8%
     Novartis AG.........................  1,332,371       94,555,149               1.0%
     Swiss Re AG.........................  1,037,390       96,281,939               1.0%
     UBS Group AG........................  3,448,485       48,753,503               0.5%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                           SHARES       VALUE++         OF NET ASSETS**
                                                           ------       -------         ---------------
SWITZERLAND -- (Continued)
      Zurich Insurance Group AG.........................    326,468 $     85,455,128               0.9%
      Other Securities..................................                 255,861,140               2.6%
                                                                    ----------------             ------
TOTAL SWITZERLAND.......................................                 761,722,365               7.8%
                                                                    ----------------             ------

UNITED KINGDOM -- (17.7%)
*     Anglo American P.L.C..............................  3,284,169       45,581,653               0.5%
      Barclays P.L.C. Sponsored ADR.....................  4,766,662       43,948,624               0.5%
      BP P.L.C. Sponsored ADR........................... 10,710,966      380,774,841               3.9%
*     Glencore P.L.C.................................... 33,377,354      102,171,610               1.1%
      HSBC Holdings P.L.C............................... 21,477,669      161,751,262               1.7%
#     HSBC Holdings P.L.C. Sponsored ADR................  3,019,816      113,635,676               1.2%
      Royal Dutch Shell P.L.C. Class A..................  2,199,265       54,777,180               0.6%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A...  3,177,301      158,261,344               1.6%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B...  3,794,361      198,483,024               2.0%
      Vodafone Group P.L.C.............................. 58,351,986      160,253,496               1.6%
#     Vodafone Group P.L.C. Sponsored ADR...............  4,011,201      111,671,843               1.1%
      Other Securities..................................                 242,436,613               2.4%
                                                                    ----------------             ------
TOTAL UNITED KINGDOM....................................               1,773,747,166              18.2%
                                                                    ----------------             ------

UNITED STATES -- (0.0%)
      Other Securities..................................                     812,282               0.0%
                                                                    ----------------             ------
TOTAL COMMON STOCKS.....................................               9,571,294,827              98.4%
                                                                    ----------------             ------

PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
      Volkswagen AG.....................................    535,010       73,764,785               0.8%
      Other Securities..................................                  18,272,581               0.1%
                                                                    ----------------             ------
TOTAL GERMANY...........................................                  92,037,366               0.9%
                                                                    ----------------             ------
TOTAL PREFERRED STOCKS..................................                  92,037,366               0.9%
                                                                    ----------------             ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities..................................                   2,150,761               0.0%
                                                                    ----------------             ------

SWEDEN -- (0.0%)
      Other Securities..................................                     251,828               0.0%
                                                                    ----------------             ------
TOTAL RIGHTS/WARRANTS...................................                   2,402,589               0.0%
                                                                    ----------------             ------
TOTAL INVESTMENT SECURITIES.............................               9,665,734,782
                                                                    ----------------

                                                                        VALUE+
                                                                        ------
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@  DFA Short Term Investment Fund.................... 31,982,623      370,102,917               3.8%
                                                                    ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $10,045,898,931)................................             $ 10,035,837,699             103.1%
                                                                    ================             ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 --------------  -------------- ------- ---------------
Common Stocks
 Australia...................... $   63,077,009  $  572,005,173   --    $   635,082,182
 Austria........................             --       7,798,226   --          7,798,226
 Belgium........................             --     121,053,616   --        121,053,616
 Canada.........................    764,728,758              --   --        764,728,758
 Denmark........................             --     175,349,382   --        175,349,382
 Finland........................      2,470,632      72,755,342   --         75,225,974
 France.........................        260,795     890,242,846   --        890,503,641
 Germany........................     67,367,734     642,107,155   --        709,474,889
 Hong Kong......................             --     269,429,626   --        269,429,626
 Ireland........................      9,750,918      17,804,588   --         27,555,506
 Israel.........................             --      37,197,840   --         37,197,840
 Italy..........................     17,693,989      71,404,638   --         89,098,627
 Japan..........................     32,899,160   2,187,630,922   --      2,220,530,082
 Netherlands....................     41,922,122     275,579,638   --        317,501,760
 New Zealand....................             --      12,145,818   --         12,145,818
 Norway.........................     10,177,330      67,098,492   --         77,275,822
 Portugal.......................             --       4,088,097   --          4,088,097
 Singapore......................             --      99,362,354   --         99,362,354
 Spain..........................      3,796,801     275,794,762   --        279,591,563
 Sweden.........................      4,064,405     217,954,846   --        222,019,251
 Switzerland....................     27,724,389     733,997,976   --        761,722,365
 United Kingdom.................  1,033,348,012     740,399,154   --      1,773,747,166
 United States..................             --         812,282   --            812,282
Preferred Stocks
 Germany........................             --      92,037,366   --         92,037,366
Rights/Warrants
 Spain..........................             --       2,150,761   --          2,150,761
 Sweden.........................             --         251,828   --            251,828
Securities Lending Collateral...             --     370,102,917   --        370,102,917
Futures Contracts**.............       (851,802)             --   --           (851,802)
                                 --------------  --------------   --    ---------------
TOTAL........................... $2,078,430,252  $7,956,555,645   --    $10,034,985,897
                                 ==============  ==============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                      PERCENTAGE
                                              SHARES     VALUE++    OF NET ASSETS**
                                              ------     -------    ---------------
COMMON STOCKS -- (91.7%)
Consumer Discretionary -- (17.8%)
    Aoyama Trading Co., Ltd.................   304,000 $ 10,709,561            0.4%
    Shimachu Co., Ltd.......................   297,200    7,974,727            0.3%
    Toyo Tire & Rubber Co., Ltd.............   623,700    9,673,815            0.3%
    Other Securities........................            575,455,539           18.3%
                                                       ------------           -----
Total Consumer Discretionary................            603,813,642           19.3%
                                                       ------------           -----

Consumer Staples -- (7.7%)
    Ain Holdings, Inc.......................   124,600    8,409,946            0.3%
    Morinaga Milk Industry Co., Ltd......... 1,164,000    9,375,501            0.3%
    Takara Holdings, Inc....................   980,300    9,284,173            0.3%
    Other Securities........................            235,670,534            7.5%
                                                       ------------           -----
Total Consumer Staples......................            262,740,154            8.4%
                                                       ------------           -----

Energy -- (1.0%)
    Other Securities........................             32,552,672            1.0%
                                                       ------------           -----

Financials -- (8.7%)
    77 Bank, Ltd. (The)..................... 1,749,760    7,904,201            0.3%
    Daishi Bank, Ltd. (The)................. 2,071,000    8,905,139            0.3%
    North Pacific Bank, Ltd................. 2,303,600    8,591,023            0.3%
    Other Securities........................            268,141,185            8.5%
                                                       ------------           -----
Total Financials............................            293,541,548            9.4%
                                                       ------------           -----

Health Care -- (4.1%)
    Nipro Corp..............................   702,100    8,670,187            0.3%
    Rohto Pharmaceutical Co., Ltd...........   546,700    9,592,173            0.3%
    Ship Healthcare Holdings, Inc...........   279,700    8,181,874            0.3%
    Tsumura & Co............................   359,800   10,225,153            0.3%
    Other Securities........................            101,447,537            3.2%
                                                       ------------           -----
Total Health Care...........................            138,116,924            4.4%
                                                       ------------           -----

Industrials -- (26.2%)
    Aica Kogyo Co., Ltd.....................   314,300    8,968,870            0.3%
#   Chiyoda Corp............................   993,000    8,661,260            0.3%
    Daifuku Co., Ltd........................   444,100    8,024,354            0.3%
    Fujikura, Ltd........................... 1,935,000   11,369,097            0.4%
    Furukawa Electric Co., Ltd..............   462,800   13,615,795            0.4%
    Glory, Ltd..............................   268,900    8,889,500            0.3%
    GS Yuasa Corp........................... 2,130,000    9,197,857            0.3%
    Japan Steel Works, Ltd. (The)...........   398,400    8,557,307            0.3%
    Nishimatsu Construction Co., Ltd........ 1,794,000    8,378,134            0.3%
    Nisshinbo Holdings, Inc.................   870,500    8,666,919            0.3%
#   NTN Corp................................ 2,488,000    9,417,732            0.3%
#   OSG Corp................................   452,700    9,641,884            0.3%
    Penta-Ocean Construction Co., Ltd....... 1,724,600   10,277,125            0.3%
    Pilot Corp..............................   188,800    8,441,250            0.3%
    Sankyu, Inc............................. 1,540,000    9,068,678            0.3%
    Sanwa Holdings Corp..................... 1,232,600   12,275,880            0.4%
    Ushio, Inc..............................   655,900    7,912,689            0.3%
    Other Securities........................            726,289,505           22.9%
                                                       ------------           -----
Total Industrials...........................            887,653,836           28.3%
                                                       ------------           -----

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                        ------      -------     ---------------
 Information Technology -- (12.0%)
       Citizen Watch Co., Ltd........  1,437,500 $    8,078,459            0.3%
       Horiba, Ltd...................    212,650     10,168,702            0.3%
       Ibiden Co., Ltd...............    620,978      9,014,732            0.3%
       TIS, Inc......................    505,101     11,429,663            0.4%
 #     Topcon Corp...................    595,400      8,886,823            0.3%
       Ulvac, Inc....................    252,600      7,975,585            0.3%
       Other Securities..............               350,942,720           11.1%
                                                 --------------          ------
 Total Information Technology........               406,496,684           13.0%
                                                 --------------          ------

 Materials -- (11.6%)
       ADEKA Corp....................    544,000      8,223,372            0.3%
       Denka Co., Ltd................  1,949,000      8,841,805            0.3%
       Dowa Holdings Co., Ltd........  1,464,000     10,872,844            0.4%
       FP Corp.......................    148,000      7,971,867            0.3%
       Mitsui Mining & Smelting Co.,
        Ltd..........................  3,627,000      8,080,917            0.3%
       NOF Corp......................    870,000      9,456,776            0.3%
       Rengo Co., Ltd................  1,261,000      7,908,112            0.3%
       Showa Denko KK................    845,099     11,166,525            0.4%
       Sumitomo Osaka Cement Co.,
        Ltd..........................  2,493,000     10,325,300            0.3%
 #*    Tokuyama Corp.................  2,159,000      9,231,383            0.3%
       Toyobo Co., Ltd...............  5,688,000      9,310,397            0.3%
       Ube Industries, Ltd...........  6,661,000     13,745,559            0.4%
       Other Securities..............               278,920,108            8.7%
                                                 --------------          ------
 Total Materials.....................               394,054,965           12.6%
                                                 --------------          ------

 Real Estate -- (1.8%)
       Leopalace21 Corp..............  1,960,700     12,748,059            0.4%
       Other Securities..............                50,288,777            1.6%
                                                 --------------          ------
 Total Real Estate...................                63,036,836            2.0%
                                                 --------------          ------

 Telecommunication Services -- (0.1%)
       Other Securities..............                 2,374,986            0.1%
                                                 --------------          ------

 Utilities -- (0.7%)
       Hokkaido Electric Power Co.,
        Inc..........................  1,082,100      8,229,493            0.3%
       Other Securities..............                15,378,862            0.4%
                                                 --------------          ------
 Total Utilities.....................                23,608,355            0.7%
                                                 --------------          ------
 TOTAL COMMON STOCKS.................             3,107,990,602           99.2%
                                                 --------------          ------
 TOTAL INVESTMENT SECURITIES.........             3,107,990,602
                                                 --------------

                                                    VALUE+
                                                    ------
 SECURITIES LENDING COLLATERAL --
  (8.3%)
 (S)@  DFA Short Term Investment Fund 24,279,430    280,961,564            9.0%
                                                 --------------          ------
 TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,964,543,542).............             $3,388,952,166          108.2%
                                                 ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------
                                  LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                 ---------- -------------- ------- --------------
Common Stocks
 Consumer Discretionary......... $  796,842 $  603,016,800   --    $  603,813,642
 Consumer Staples...............         --    262,740,154   --       262,740,154
 Energy.........................         --     32,552,672   --        32,552,672
 Financials.....................  4,973,609    288,567,939   --       293,541,548
 Health Care....................         --    138,116,924   --       138,116,924
 Industrials....................         --    887,653,836   --       887,653,836
 Information Technology.........         --    406,496,684   --       406,496,684
 Materials......................         --    394,054,965   --       394,054,965
 Real Estate....................         --     63,036,836   --        63,036,836
 Telecommunication Services.....         --      2,374,986   --         2,374,986
 Utilities......................         --     23,608,355   --        23,608,355
Securities Lending Collateral...         --    280,961,564   --       280,961,564
                                 ---------- --------------   --    --------------
TOTAL........................... $5,770,451 $3,383,181,715   --    $3,388,952,166
                                 ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                               ------     -------    ---------------
COMMON STOCKS -- (85.5%)
AUSTRALIA -- (44.3%)
    Adelaide Brighton, Ltd..................  3,668,074 $ 14,902,982            1.0%
#   Alumina, Ltd............................  9,800,265   11,778,711            0.8%
    Ansell, Ltd.............................    563,728    9,287,434            0.6%
#   Bendigo & Adelaide Bank, Ltd............  1,000,124    8,445,910            0.5%
    BlueScope Steel, Ltd....................  2,354,984   13,971,247            0.9%
    Boral, Ltd..............................  2,174,013   10,386,960            0.7%
    carsales.com, Ltd.......................  1,702,940   13,782,286            0.9%
    Cleanaway Waste Management, Ltd......... 10,357,050    9,119,140            0.6%
    CSR, Ltd................................  3,350,138    9,302,355            0.6%
#   Downer EDI, Ltd.........................  2,910,872   12,865,733            0.8%
    DuluxGroup, Ltd.........................  3,101,823   15,169,738            1.0%
    Evolution Mining, Ltd...................  4,976,497    8,775,916            0.6%
    Fairfax Media, Ltd...................... 15,303,894    9,586,076            0.6%
#   InvoCare, Ltd...........................    905,619    8,985,727            0.6%
#   IOOF Holdings, Ltd......................  1,900,338   11,830,056            0.8%
#   IRESS, Ltd..............................  1,123,183    9,672,022            0.6%
    JB Hi-Fi, Ltd...........................    962,791   20,754,808            1.3%
    Mineral Resources, Ltd..................  1,168,088   10,276,124            0.7%
#   nib holdings, Ltd.......................  2,713,689    9,937,859            0.6%
#   Northern Star Resources, Ltd............  4,806,957   15,547,800            1.0%
    Nufarm, Ltd.............................  1,280,776    8,597,852            0.6%
    Orora, Ltd..............................  3,956,731    8,718,958            0.6%
    OZ Minerals, Ltd........................  2,198,276   11,231,748            0.7%
#   Perpetual, Ltd..........................    356,426   12,238,862            0.8%
    Primary Health Care, Ltd................  3,292,878    9,598,026            0.6%
#   Sims Metal Management, Ltd..............  1,382,214   10,514,951            0.7%
    Sirtex Medical, Ltd.....................    413,240    8,746,855            0.6%
    Spark Infrastructure Group.............. 11,913,246   20,084,154            1.3%
    Star Entertainment Grp, Ltd. (The)......  4,207,608   15,921,346            1.0%
#   Super Retail Group, Ltd.................  1,280,749    9,521,373            0.6%
#   Tabcorp Holdings, Ltd...................  3,586,818   13,177,917            0.9%
#   Vocus Communications, Ltd...............  4,260,609   18,472,126            1.2%
#*  Whitehaven Coal, Ltd....................  4,143,411    9,528,724            0.6%
    Other Securities........................             409,368,233           26.0%
                                                        ------------           -----
TOTAL AUSTRALIA.............................             800,100,009           51.4%
                                                        ------------           -----

CHINA -- (0.2%)
    Other Securities........................               3,344,793            0.2%
                                                        ------------           -----

HONG KONG -- (23.1%)
    Cafe de Coral Holdings, Ltd.............  2,330,000    8,226,629            0.5%
    Dah Sing Financial Holdings, Ltd........  1,408,144    9,551,504            0.6%
#*  Esprit Holdings, Ltd.................... 14,507,050   11,964,200            0.8%
#   Guotai Junan International Holdings,
     Ltd.................................... 22,013,797    8,406,293            0.6%
    Hopewell Holdings, Ltd..................  3,184,000   11,148,424            0.7%
    Luk Fook Holdings International, Ltd....  3,142,000    9,213,353            0.6%
    Man Wah Holdings, Ltd................... 13,578,800    9,012,166            0.6%
#   Vitasoy International Holdings, Ltd.....  5,277,000   11,020,785            0.7%
    VTech Holdings, Ltd.....................    700,400    8,591,259            0.6%
#   Xinyi Glass Holdings, Ltd............... 17,658,000   15,182,993            1.0%
    Other Securities........................             315,322,094           20.2%
                                                        ------------           -----
TOTAL HONG KONG.............................             417,639,700           26.9%
                                                        ------------           -----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
NEW ZEALAND -- (7.4%)
      Fisher & Paykel Healthcare Corp.,
       Ltd...............................  2,455,045 $   15,543,967            1.0%
#     Ryman Healthcare, Ltd..............  1,772,699     11,251,074            0.7%
      SKYCITY Entertainment Group, Ltd...  5,162,402     14,391,898            0.9%
      Other Securities...................                93,352,887            6.1%
                                                     --------------          ------
TOTAL NEW ZEALAND........................               134,539,826            8.7%
                                                     --------------          ------

SINGAPORE -- (10.5%)
#*    Noble Group, Ltd................... 75,184,800      8,939,601            0.6%
      SATS, Ltd..........................  2,695,900      9,378,680            0.6%
#     Singapore Post, Ltd................ 10,132,100     11,641,927            0.8%
      Venture Corp., Ltd.................  1,994,100     13,622,092            0.9%
      Other Securities...................               145,991,424            9.3%
                                                     --------------          ------
TOTAL SINGAPORE..........................               189,573,724           12.2%
                                                     --------------          ------

UNITED STATES -- (0.0%)
      Other Securities...................                    54,219            0.0%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             1,545,252,271           99.4%
                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...................                    96,131            0.0%
                                                     --------------          ------

HONG KONG -- (0.0%)
      Other Securities...................                     1,362            0.0%
                                                     --------------          ------

SINGAPORE -- (0.0%)
      Other Securities...................                    35,970            0.0%
                                                     --------------          ------
TOTAL RIGHTS/WARRANTS....................                   133,463            0.0%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............             1,545,385,734
                                                     --------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (14.5%)
(S)@  DFA Short Term Investment Fund..... 22,627,303    261,843,149           16.8%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,857,750,342)..................             $1,807,228,883          116.2%
                                                     ==============          ======

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------
                                  LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                 ---------- -------------- ------- --------------
Common Stocks
 Australia......................         -- $  800,100,009   --    $  800,100,009
 China..........................         --      3,344,793   --         3,344,793
 Hong Kong...................... $  941,157    416,698,543   --       417,639,700
 New Zealand....................    412,321    134,127,505   --       134,539,826
 Singapore......................    315,107    189,258,617   --       189,573,724
 United States..................     54,219             --   --            54,219
Rights/Warrants
 Australia......................         --         96,131   --            96,131
 Hong Kong......................         --          1,362   --             1,362
 Singapore......................         --         35,970   --            35,970
Securities Lending Collateral...         --    261,843,149   --       261,843,149
                                 ---------- --------------   --    --------------
TOTAL........................... $1,722,804 $1,805,506,079   --    $1,807,228,883
                                 ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
 COMMON STOCKS -- (96.6%)
 Consumer Discretionary -- (19.6%)
     Bellway P.L.C......................   637,459 $ 18,446,930            1.1%
     Daily Mail & General Trust P.L.C.
      Class A........................... 1,271,481   11,670,462            0.7%
     Greene King P.L.C.................. 1,786,209   15,978,447            1.0%
     GVC Holdings P.L.C................. 1,240,374   10,567,421            0.6%
     Inchcape P.L.C..................... 2,190,976   17,419,824            1.0%
     Informa P.L.C...................... 1,305,509   10,740,551            0.6%
     UBM P.L.C.......................... 1,950,843   17,128,208            1.0%
     WH Smith P.L.C.....................   680,498   12,248,606            0.7%
     William Hill P.L.C................. 4,105,574   14,851,757            0.9%
     Other Securities...................            208,464,577           12.4%
                                                   ------------           -----
 Total Consumer Discretionary...........            337,516,783           20.0%
                                                   ------------           -----
 Consumer Staples -- (5.4%)
     Booker Group P.L.C................. 7,989,596   17,523,270            1.0%
     Tate & Lyle P.L.C.................. 2,319,044   22,116,631            1.3%
     Other Securities...................             54,160,367            3.3%
                                                   ------------           -----
 Total Consumer Staples.................             93,800,268            5.6%
                                                   ------------           -----
 Energy -- (5.0%)
     Amec Foster Wheeler P.L.C.......... 2,037,469   11,116,254            0.7%
     John Wood Group P.L.C.............. 1,887,172   17,737,852            1.0%
     Petrofac, Ltd...................... 1,141,776   11,244,821            0.7%
 #*  Tullow Oil P.L.C................... 5,000,074   16,143,884            0.9%
     Other Securities...................             30,000,063            1.8%
                                                   ------------           -----
 Total Energy...........................             86,242,874            5.1%
                                                   ------------           -----
 Financials -- (13.5%)
     Beazley P.L.C...................... 2,740,810   12,203,670            0.7%
     Close Brothers Group P.L.C.........   785,896   12,753,035            0.8%
     Henderson Group P.L.C.............. 5,628,395   15,924,719            0.9%
     Hiscox, Ltd........................ 1,493,459   18,648,536            1.1%
     ICAP P.L.C......................... 2,697,973   15,997,519            1.0%
     IG Group Holdings P.L.C............ 1,792,534   18,101,357            1.1%
     Jupiter Fund Management P.L.C...... 2,162,762   11,403,328            0.7%
     Man Group P.L.C.................... 7,936,721   12,099,824            0.7%
     Phoenix Group Holdings............. 1,208,721   10,797,905            0.6%
     Other Securities...................            105,371,972            6.3%
                                                   ------------           -----
 Total Financials.......................            233,301,865           13.9%
                                                   ------------           -----
 Health Care -- (3.8%)
 *   BTG P.L.C.......................... 1,870,654   15,053,103            0.9%
     Indivior P.L.C..................... 3,662,912   14,068,115            0.9%
     Other Securities...................             36,308,225            2.1%
                                                   ------------           -----
 Total Health Care......................             65,429,443            3.9%
                                                   ------------           -----
 Industrials -- (26.6%)
     Aggreko P.L.C...................... 1,332,278   13,026,413            0.8%
     Balfour Beatty P.L.C............... 3,549,781   11,769,319            0.7%
     BBA Aviation P.L.C................. 5,623,297   17,781,017            1.0%
     Cobham P.L.C....................... 8,502,869   14,835,365            0.9%
     G4S P.L.C.......................... 4,118,797   11,063,582            0.7%
     Hays P.L.C......................... 6,566,676   10,967,970            0.6%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
Industrials -- (Continued)
      Howden Joinery Group P.L.C.........  3,165,528 $   14,495,414            0.9%
      IMI P.L.C..........................  1,282,137     15,573,467            0.9%
      Meggitt P.L.C......................  3,040,190     16,173,674            1.0%
      Melrose Industries P.L.C........... 10,887,020     22,467,470            1.3%
      Rentokil Initial P.L.C.............  8,861,710     24,718,157            1.5%
      Spirax-Sarco Engineering P.L.C.....    355,118     19,146,216            1.1%
      Weir Group P.L.C. (The)............  1,070,092     22,228,790            1.3%
      Other Securities...................               243,821,126           14.5%
                                                     --------------          ------
Total Industrials........................               458,067,980           27.2%
                                                     --------------          ------
Information Technology -- (9.6%)
      Electrocomponents P.L.C............  2,396,207     10,916,359            0.7%
      Halma P.L.C........................  1,951,180     24,978,831            1.5%
#     Micro Focus International P.L.C....    539,522     14,127,662            0.8%
*     Paysafe Group P.L.C................  2,265,858     11,976,435            0.7%
      Playtech P.L.C.....................  1,111,348     12,606,141            0.8%
      Rightmove P.L.C....................    477,301     21,787,416            1.3%
      Spectris P.L.C.....................    613,329     15,356,848            0.9%
      Other Securities...................                54,527,225            3.2%
                                                     --------------          ------
Total Information Technology.............               166,276,917            9.9%
                                                     --------------          ------
Materials -- (8.1%)
      Centamin P.L.C.....................  6,065,603     11,748,394            0.7%
      DS Smith P.L.C.....................  4,938,232     24,079,775            1.4%
      RPC Group P.L.C....................  1,638,321     18,998,878            1.1%
      Other Securities...................                84,422,273            5.1%
                                                     --------------          ------
Total Materials..........................               139,249,320            8.3%
                                                     --------------          ------
Real Estate -- (2.4%)
      Other Securities...................                42,003,507            2.5%
                                                     --------------          ------
Telecommunication Services -- (0.6%)
      Other Securities...................                11,042,463            0.6%
                                                     --------------          ------
Utilities -- (2.0%)
      Pennon Group P.L.C.................  1,994,817     20,358,554            1.2%
      Other Securities...................                13,528,264            0.8%
                                                     --------------          ------
Total Utilities..........................                33,886,818            2.0%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             1,666,818,238           99.0%
                                                     --------------          ------

PREFERRED STOCKS -- (0.0%)
      Other Securities...................                    28,411            0.0%
                                                     --------------          ------

RIGHTS/WARRANTS -- (0.1%)
      Other Securities...................                 2,265,507            0.1%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............             1,669,112,156
                                                     --------------

                                                        VALUE+
                                              -         ------             -
SECURITIES LENDING COLLATERAL -- (3.3%)
(S)@  DFA Short Term Investment Fund.....  4,889,717     56,583,806            3.4%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,690,364,152)..................             $1,725,695,962          102.5%
                                                     ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                    LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                    ------- -------------- ------- --------------
Common Stocks
 Consumer Discretionary............   --    $  337,516,783   --    $  337,516,783
 Consumer Staples..................   --        93,800,268   --        93,800,268
 Energy............................   --        86,242,874   --        86,242,874
 Financials........................   --       233,301,865   --       233,301,865
 Health Care.......................   --        65,429,443   --        65,429,443
 Industrials.......................   --       458,067,980   --       458,067,980
 Information Technology............   --       166,276,917   --       166,276,917
 Materials.........................   --       139,249,320   --       139,249,320
 Real Estate.......................   --        42,003,507   --        42,003,507
 Telecommunication Services........   --        11,042,463   --        11,042,463
 Utilities.........................   --        33,886,818   --        33,886,818
Preferred Stocks...................   --            28,411   --            28,411
Rights/Warrants....................   --         2,265,507   --         2,265,507
Securities Lending Collateral......   --        56,583,806   --        56,583,806
                                      --    --------------   --    --------------
TOTAL..............................   --    $1,725,695,962   --    $1,725,695,962
                                      ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                               PERCENTAGE
                                       SHARES     VALUE++    OF NET ASSETS**
                                       ------     -------    ---------------
   COMMON STOCKS -- (91.4%)
   AUSTRIA -- (3.1%)
       ANDRITZ AG....................   310,627 $ 16,241,244            0.4%
       Other Securities..............            122,038,613            2.9%
                                                ------------           -----
   TOTAL AUSTRIA.....................            138,279,857            3.3%
                                                ------------           -----

   BELGIUM -- (4.3%)
       Ackermans & van Haaren NV.....   134,383   18,652,359            0.5%
       Umicore SA....................   412,343   25,063,062            0.6%
       Other Securities..............            147,950,280            3.5%
                                                ------------           -----
   TOTAL BELGIUM.....................            191,665,701            4.6%
                                                ------------           -----

   DENMARK -- (4.5%)
       GN Store Nord A.S.............   826,732   16,756,414            0.4%
       Jyske Bank A.S................   345,747   15,676,272            0.4%
   *   TDC A.S....................... 4,148,072   22,870,392            0.6%
       Other Securities..............            148,738,122            3.5%
                                                ------------           -----
   TOTAL DENMARK.....................            204,041,200            4.9%
                                                ------------           -----

   FINLAND -- (6.5%)
       Amer Sports Oyj...............   641,324   17,449,969            0.4%
       Elisa Oyj.....................   734,075   24,731,862            0.6%
       Huhtamaki Oyj.................   467,536   18,868,806            0.5%
       Kesko Oyj Class B.............   345,206   17,153,261            0.4%
       Nokian Renkaat Oyj............   623,433   20,910,928            0.5%
       Orion Oyj Class B.............   436,647   18,585,395            0.5%
   #*  Outokumpu Oyj................. 3,022,031   21,068,282            0.5%
       Other Securities..............            153,616,179            3.6%
                                                ------------           -----
   TOTAL FINLAND.....................            292,384,682            7.0%
                                                ------------           -----

   FRANCE -- (12.5%)
       Arkema SA.....................   298,145   28,270,807            0.7%
       Edenred.......................   946,779   21,911,853            0.5%
       Eurofins Scientific SE........    38,653   17,565,704            0.4%
       Lagardere SCA.................   619,304   15,771,620            0.4%
       Rexel SA...................... 1,596,995   22,149,109            0.5%
       Rubis SCA.....................   203,675   18,573,358            0.5%
       SEB SA........................   120,657   17,757,736            0.4%
   #   STMicroelectronics NV......... 2,136,887   20,281,219            0.5%
       Teleperformance...............   336,308   35,533,493            0.9%
   *   Ubisoft Entertainment SA......   521,852   17,756,325            0.4%
       Other Securities..............            344,488,930            8.3%
                                                ------------           -----
   TOTAL FRANCE......................            560,060,154           13.5%
                                                ------------           -----

   GERMANY -- (15.4%)
   *   Dialog Semiconductor P.L.C....   382,079   15,026,045            0.4%
       Freenet AG....................   652,809   18,715,461            0.5%
       Gerresheimer AG...............   198,146   14,946,146            0.4%
   #   K+S AG........................   990,931   20,066,101            0.5%
       KION Group AG.................   258,832   15,638,698            0.4%
   *   KUKA AG.......................   135,482   15,374,609            0.4%
       Lanxess AG....................   484,758   31,084,953            0.8%
       LEG Immobilien AG.............   306,750   25,874,994            0.6%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                             PERCENTAGE
                                                   SHARES      VALUE++     OF NET ASSETS**
                                                   ------      -------     ---------------
GERMANY -- (Continued)
    MTU Aero Engines AG..........................   249,839 $   26,089,184            0.6%
    Osram Licht AG...............................   343,036     19,483,339            0.5%
*   QIAGEN NV....................................   744,663     18,212,580            0.4%
    Rheinmetall AG...............................   223,411     15,508,712            0.4%
    Stada Arzneimittel AG........................   306,492     15,370,132            0.4%
    Other Securities.............................              439,286,005           10.4%
                                                            --------------           -----
TOTAL GERMANY....................................              690,676,959           16.7%
                                                            --------------           -----
IRELAND -- (1.2%)
    Other Securities.............................               53,214,050            1.3%
                                                            --------------           -----
ISRAEL -- (1.8%)
    Other Securities.............................               82,999,079            2.0%
                                                            --------------           -----
ITALY -- (8.6%)
    Prysmian SpA................................. 1,026,230     25,519,884            0.6%
    Other Securities.............................              358,680,759            8.7%
                                                            --------------           -----
TOTAL ITALY......................................              384,200,643            9.3%
                                                            --------------           -----
NETHERLANDS -- (4.7%)
    Aalberts Industries NV.......................   600,156     18,953,870            0.5%
    Delta Lloyd NV............................... 2,709,093     16,366,532            0.4%
#   Gemalto NV...................................   304,031     16,518,507            0.4%
    Other Securities.............................              158,514,893            3.8%
                                                            --------------           -----
TOTAL NETHERLANDS................................              210,353,802            5.1%
                                                            --------------           -----
NORWAY -- (2.6%)
    Other Securities.............................              118,249,011            2.9%
                                                            --------------           -----
PORTUGAL -- (0.9%)
    Other Securities.............................               41,152,687            1.0%
                                                            --------------           -----
SPAIN -- (5.4%)
    Distribuidora Internacional de Alimentacion
     SA.......................................... 2,929,226     15,645,268            0.4%
    Gamesa Corp. Tecnologica SA.................. 1,203,576     27,788,671            0.7%
    Other Securities.............................              199,203,293            4.7%
                                                            --------------           -----
TOTAL SPAIN......................................              242,637,232            5.8%
                                                            --------------           -----
SWEDEN -- (7.8%)
    Other Securities.............................              348,471,161            8.4%
                                                            --------------           -----
SWITZERLAND -- (12.1%)
    Baloise Holding AG...........................   193,722     23,833,522            0.6%
    Flughafen Zuerich AG.........................   104,871     19,277,802            0.5%
    Georg Fischer AG.............................    22,511     19,958,153            0.5%
    Helvetia Holding AG..........................    36,269     18,869,464            0.5%
#   Logitech International SA....................   650,486     15,732,970            0.4%
    PSP Swiss Property AG........................   201,709     18,048,619            0.4%
    Straumann Holding AG.........................    45,962     17,244,502            0.4%
    Temenos Group AG.............................   318,043     20,539,697            0.5%
    Other Securities.............................              386,994,688            9.2%
                                                            --------------           -----
TOTAL SWITZERLAND................................              540,499,417           13.0%
                                                            --------------           -----
TOTAL COMMON STOCKS..............................            4,098,885,635           98.8%
                                                            --------------           -----

PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
    Other Securities.............................               34,254,167            0.9%
                                                            --------------           -----
TOTAL PREFERRED STOCKS...........................               34,254,167            0.9%
                                                            --------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                        ------      -------     ---------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities...............            $       55,356            0.0%
                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................                    55,356            0.0%
                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........             4,133,195,158
                                                 --------------

                                                    VALUE+
                                                    ------
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@  DFA Short Term Investment Fund. 30,261,802    350,189,570            8.4%
                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,879,139,342)............              $4,483,384,728          108.1%
                                                 ==============          ======

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------
                                  LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                 ---------- -------------- ------- --------------
Common Stocks
 Austria........................         -- $  138,279,857   --    $  138,279,857
 Belgium........................         --    191,665,701   --       191,665,701
 Denmark........................         --    204,041,200   --       204,041,200
 Finland........................         --    292,384,682   --       292,384,682
 France.........................         --    560,060,154   --       560,060,154
 Germany........................ $1,885,545    688,791,414   --       690,676,959
 Ireland........................         --     53,214,050   --        53,214,050
 Israel.........................         --     82,999,079   --        82,999,079
 Italy..........................         --    384,200,643   --       384,200,643
 Netherlands....................         --    210,353,802   --       210,353,802
 Norway.........................         --    118,249,011   --       118,249,011
 Portugal.......................         --     41,152,687   --        41,152,687
 Spain..........................         --    242,637,232   --       242,637,232
 Sweden.........................    124,117    348,347,044   --       348,471,161
 Switzerland....................         --    540,499,417   --       540,499,417
Preferred Stocks
 Germany........................         --     34,254,167   --        34,254,167
Rights/Warrants
 Spain..........................         --         55,356   --            55,356
Securities Lending Collateral...         --    350,189,570   --       350,189,570
                                 ---------- --------------   --    --------------
TOTAL........................... $2,009,662 $4,481,375,066   --    $4,483,384,728
                                 ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------
COMMON STOCKS -- (81.3%)
Consumer Discretionary -- (7.7%)
    Cineplex, Inc..........................   318,474 $ 12,109,278            1.3%
#   Corus Entertainment, Inc. Class B......   740,938    6,115,100            0.7%
#   Enercare, Inc..........................   509,859    7,366,784            0.8%
#*  IMAX Corp..............................   259,917    7,862,489            0.9%
    Linamar Corp...........................   144,412    5,873,164            0.6%
    Other Securities.......................             49,050,359            5.2%
                                                      ------------           -----
Total Consumer Discretionary...............             88,377,174            9.5%
                                                      ------------           -----
Consumer Staples -- (3.6%)
    Cott Corp..............................   600,036    7,868,958            0.9%
    Premium Brands Holdings Corp...........   132,462    6,410,280            0.7%
    Other Securities.......................             26,731,797            2.8%
                                                      ------------           -----
Total Consumer Staples.....................             41,011,035            4.4%
                                                      ------------           -----
Energy -- (19.2%)
*   Advantage Oil & Gas, Ltd............... 1,100,531    7,425,487            0.8%
#   Enbridge Income Fund Holdings, Inc.....   251,755    6,389,130            0.7%
#   Gibson Energy, Inc.....................   702,339    8,812,619            0.9%
#   Mullen Group, Ltd......................   536,825    7,440,227            0.8%
*   Parex Resources, Inc...................   765,891    8,810,630            0.9%
#   Parkland Fuel Corp.....................   474,825   11,090,932            1.2%
#   Precision Drilling Corp................ 1,736,481    7,741,860            0.8%
*   Raging River Exploration, Inc.......... 1,087,151    8,713,095            0.9%
    ShawCor, Ltd...........................   319,981    8,003,700            0.9%
#   Veresen, Inc........................... 1,597,192   14,467,966            1.6%
#   Whitecap Resources, Inc................ 1,466,035   11,716,913            1.3%
    Other Securities.......................            119,454,762           12.8%
                                                      ------------           -----
Total Energy...............................            220,067,321           23.6%
                                                      ------------           -----
Financials -- (4.8%)
#   Canadian Western Bank..................   441,032    8,368,198            0.9%
#   Home Capital Group, Inc................   325,263    6,438,330            0.7%
    Laurentian Bank of Canada..............   196,746    7,271,080            0.8%
    TMX Group, Ltd.........................   191,063    8,815,991            0.9%
    Other Securities.......................             24,707,351            2.7%
                                                      ------------           -----
Total Financials...........................             55,600,950            6.0%
                                                      ------------           -----
Health Care -- (1.3%)
    Other Securities.......................             14,491,248            1.5%
                                                      ------------           -----
Industrials -- (10.3%)
    MacDonald Dettwiler & Associates, Ltd..   172,507    9,873,527            1.1%
    New Flyer Industries, Inc..............   254,471    7,114,488            0.8%
    Russel Metals, Inc.....................   362,155    5,764,564            0.6%
#   Stantec, Inc...........................   410,229    9,126,395            1.0%
    Toromont Industries, Ltd...............   390,325   11,465,597            1.2%
    TransForce, Inc........................   474,880   10,773,577            1.2%
    Westshore Terminals Investment Corp....   318,149    6,136,222            0.7%
    Other Securities.......................             57,383,009            6.0%
                                                      ------------           -----
Total Industrials..........................            117,637,379           12.6%
                                                      ------------           -----
Information Technology -- (3.1%)
    Other Securities.......................             35,787,691            3.8%
                                                      ------------           -----

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
Materials -- (23.7%)
      Alamos Gold, Inc. Class A..........  1,545,462 $   12,121,272            1.3%
*     B2Gold Corp........................  5,268,073     15,239,039            1.6%
*     Endeavour Mining Corp..............    316,838      6,188,881            0.7%
*     Fortuna Silver Mines, Inc..........    876,406      5,991,682            0.6%
      HudBay Minerals, Inc...............  1,398,004      5,888,856            0.6%
*     IAMGOLD Corp.......................  2,443,241      9,781,707            1.1%
*     Lundin Mining Corp.................  2,567,823     10,050,750            1.1%
#     Methanex Corp......................    267,966      9,739,314            1.0%
*     New Gold, Inc......................  2,668,183     10,523,140            1.1%
      OceanaGold Corp....................  3,061,665      9,358,702            1.0%
      Pan American Silver Corp...........    990,673     15,820,633            1.7%
*     SEMAFO, Inc........................  1,661,946      6,517,435            0.7%
#*    Silver Standard Resources, Inc.....    760,590      8,347,040            0.9%
#     Stella-Jones, Inc..................    204,600      7,260,837            0.8%
      West Fraser Timber Co., Ltd........    213,500      7,309,267            0.8%
      Other Securities...................               131,140,488           14.1%
                                                     --------------          ------
Total Materials..........................               271,279,043           29.1%
                                                     --------------          ------
Real Estate -- (1.6%)
      FirstService Corp..................    160,533      6,504,860            0.7%
      Other Securities...................                12,104,751            1.3%
                                                     --------------          ------
Total Real Estate........................                18,609,611            2.0%
                                                     --------------          ------
Telecommunication Services -- (0.4%)
      Other Securities...................                 4,507,968            0.5%
                                                     --------------          ------
Utilities -- (5.6%)
      Algonquin Power & Utilities Corp...  1,173,558     10,368,048            1.1%
      Capital Power Corp.................    523,509      8,059,689            0.9%
#     Northland Power, Inc...............    536,896      9,606,728            1.0%
      Superior Plus Corp.................    702,443      6,253,015            0.7%
      TransAlta Corp.....................  1,446,740      6,374,587            0.7%
      Other Securities...................                23,050,047            2.4%
                                                     --------------          ------
Total Utilities..........................                63,712,114            6.8%
                                                     --------------          ------
TOTAL COMMON STOCKS......................               931,081,534           99.8%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............               931,081,534
                                                     --------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (18.7%)
(S)@  DFA Short Term Investment Fund..... 18,505,165    214,141,764           22.9%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,376,781,398)..................             $1,145,223,298          122.7%
                                                     ==============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------
                                   LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                 ------------ ------------ ------- --------------
Common Stocks
 Consumer Discretionary......... $ 88,194,376 $    182,798   --    $   88,377,174
 Consumer Staples...............   41,011,035           --   --        41,011,035
 Energy.........................  220,008,340       58,981   --       220,067,321
 Financials.....................   55,600,950           --   --        55,600,950
 Health Care....................   14,491,248           --   --        14,491,248
 Industrials....................  117,637,379           --   --       117,637,379
 Information Technology.........   35,787,691           --   --        35,787,691
 Materials......................  271,278,805          238   --       271,279,043
 Real Estate....................   18,609,611           --   --        18,609,611
 Telecommunication Services.....    4,507,968           --   --         4,507,968
 Utilities......................   63,712,114           --   --        63,712,114
Securities Lending Collateral...           --  214,141,764   --       214,141,764
                                 ------------ ------------   --    --------------
TOTAL                            $930,839,517 $214,383,781   --    $1,145,223,298
                                 ============ ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                                ------     -------    ---------------
COMMON STOCKS -- (94.0%)
BRAZIL -- (5.8%)
     AMBEV SA ADR............................................  5,984,451 $ 35,308,261            0.7%
     Cielo SA................................................  1,506,864   15,295,240            0.3%
     Other Securities........................................             242,707,051            4.9%
                                                                         ------------           -----
TOTAL BRAZIL.................................................             293,310,552            5.9%
                                                                         ------------           -----

CHILE -- (1.4%)
     Other Securities........................................              73,612,527            1.5%
                                                                         ------------           -----

CHINA -- (14.8%)
     Bank of China, Ltd. Class H............................. 63,274,181   28,354,360            0.6%
     China Construction Bank Corp. Class H................... 69,895,590   51,041,026            1.0%
     China Mobile, Ltd. Sponsored ADR........................    918,178   52,730,963            1.1%
     CNOOC, Ltd. Sponsored ADR...............................    127,716   16,025,804            0.3%
     Industrial & Commercial Bank of China, Ltd. Class H..... 71,229,185   42,754,557            0.9%
     Ping An Insurance Group Co. of China, Ltd. Class H......  4,622,500   24,330,600            0.5%
     Tencent Holdings, Ltd...................................  4,351,400  115,322,199            2.3%
     Other Securities........................................             424,183,224            8.4%
                                                                         ------------           -----
TOTAL CHINA..................................................             754,742,733           15.1%
                                                                         ------------           -----

COLOMBIA -- (0.5%)
     Other Securities........................................              23,941,405            0.5%
                                                                         ------------           -----

CZECH REPUBLIC -- (0.2%)
     Other Securities........................................               9,825,802            0.2%
                                                                         ------------           -----

EGYPT -- (0.2%)
     Other Securities........................................               8,164,964            0.2%
                                                                         ------------           -----

GREECE -- (0.2%)
     Other Securities........................................              12,197,777            0.2%
                                                                         ------------           -----

HUNGARY -- (0.4%)
     Other Securities........................................              19,420,220            0.4%
                                                                         ------------           -----

INDIA -- (12.2%)
     HDFC Bank, Ltd..........................................  1,441,144   27,008,537            0.5%
     Housing Development Finance Corp., Ltd..................  1,095,932   22,624,895            0.5%
     Infosys, Ltd............................................  1,886,232   28,287,791            0.6%
     ITC, Ltd................................................  4,896,443   17,714,670            0.4%
     Reliance Industries, Ltd................................  1,625,226   25,537,646            0.5%
     Tata Consultancy Services, Ltd..........................    720,066   25,774,900            0.5%
     Tata Motors, Ltd........................................  1,952,358   15,521,888            0.3%
     Other Securities........................................             457,000,473            9.1%
                                                                         ------------           -----
TOTAL INDIA..................................................             619,470,800           12.4%
                                                                         ------------           -----

INDONESIA -- (3.2%)
     Astra International Tbk PT.............................. 23,646,410   14,918,699            0.3%
     Bank Central Asia Tbk PT................................ 15,447,700   18,366,468            0.4%
     Other Securities........................................             131,751,393            2.6%
                                                                         ------------           -----
TOTAL INDONESIA..............................................             165,036,560            3.3%
                                                                         ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                              SHARES     VALUE++    OF NET ASSETS**
                                                              ------     -------    ---------------
MALAYSIA -- (3.5%)
    Public Bank Bhd........................................  3,537,614 $ 16,744,498            0.3%
    Tenaga Nasional Bhd....................................  4,375,250   14,949,608            0.3%
    Other Securities.......................................             149,025,914            3.0%
                                                                       ------------           -----
TOTAL MALAYSIA.............................................             180,720,020            3.6%
                                                                       ------------           -----

MEXICO -- (5.0%)
    America Movil S.A.B. de C.V. Series L.................. 46,329,297   30,688,471            0.6%
#   Fomento Economico Mexicano S.A.B. de C.V...............  1,793,669   17,198,383            0.3%
#   Grupo Financiero Banorte S.A.B. de C.V. Class O........  4,609,848   27,194,225            0.6%
#   Grupo Televisa S.A.B. Series CPO.......................  3,356,577   16,490,754            0.3%
    Wal-Mart de Mexico S.A.B. de C.V.......................  7,054,235   14,921,344            0.3%
    Other Securities.......................................             148,796,657            3.0%
                                                                       ------------           -----
TOTAL MEXICO...............................................             255,289,834            5.1%
                                                                       ------------           -----

PERU -- (0.3%)
    Other Securities.......................................              14,446,744            0.3%
                                                                       ------------           -----

PHILIPPINES -- (1.7%)
    Other Securities.......................................              87,260,101            1.7%
                                                                       ------------           -----

POLAND -- (1.4%)
    Other Securities.......................................              73,590,632            1.5%
                                                                       ------------           -----

RUSSIA -- (1.8%)
    Gazprom PJSC Sponsored ADR.............................  4,944,295   21,319,197            0.4%
    Sberbank of Russia PJSC Sponsored ADR..................  1,818,206   17,220,575            0.4%
    Other Securities.......................................              53,848,767            1.0%
                                                                       ------------           -----
TOTAL RUSSIA...............................................              92,388,539            1.8%
                                                                       ------------           -----

SOUTH AFRICA -- (7.9%)
*   AngloGold Ashanti, Ltd. Sponsored ADR..................  1,637,102   22,493,782            0.5%
    FirstRand, Ltd.........................................  4,730,180   16,961,318            0.3%
    MTN Group, Ltd.........................................  2,516,919   21,739,475            0.4%
    Naspers, Ltd. Class N..................................    370,571   62,063,317            1.2%
    Sasol, Ltd. Sponsored ADR..............................    778,314   21,411,418            0.4%
    Standard Bank Group, Ltd...............................  2,023,352   21,478,453            0.4%
    Steinhoff International Holdings NV....................  3,453,813   18,632,175            0.4%
    Other Securities.......................................             219,673,686            4.5%
                                                                       ------------           -----
TOTAL SOUTH AFRICA.........................................             404,453,624            8.1%
                                                                       ------------           -----

SOUTH KOREA -- (14.3%)
    Hyundai Motor Co.......................................    175,874   21,472,355            0.4%
    KB Financial Group, Inc................................    441,762   16,352,604            0.3%
    NAVER Corp.............................................     33,801   25,288,736            0.5%
    Samsung Electronics Co., Ltd...........................     97,289  139,155,193            2.8%
    Samsung Electronics Co., Ltd. GDR......................     52,509   36,940,669            0.7%
    SK Hynix, Inc..........................................    705,494   25,233,135            0.5%
    Other Securities.......................................             462,680,857            9.3%
                                                                       ------------           -----
TOTAL SOUTH KOREA..........................................             727,123,549           14.5%
                                                                       ------------           -----

TAIWAN -- (15.0%)
#   Hon Hai Precision Industry Co., Ltd.................... 17,267,653   46,642,722            0.9%
    Largan Precision Co., Ltd..............................    133,860   15,792,148            0.3%
    Taiwan Semiconductor Manufacturing Co., Ltd............ 25,188,808  151,166,887            3.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           PERCENTAGE
                                                 SHARES      VALUE++     OF NET ASSETS**
                                                 ------      -------     ---------------
TAIWAN -- (Continued)
      Taiwan Semiconductor Manufacturing Co.,
       Ltd. Sponsored ADR.....................  1,672,158 $   52,004,114            1.1%
      Other Securities........................               499,242,347           10.0%
                                                          --------------          ------
TOTAL TAIWAN..................................               764,848,218           15.3%
                                                          --------------          ------

THAILAND -- (2.7%)
      PTT PCL.................................  1,634,600     16,160,343            0.3%
      Other Securities........................               121,889,382            2.5%
                                                          --------------          ------
TOTAL THAILAND................................               138,049,725            2.8%
                                                          --------------          ------

TURKEY -- (1.5%)
      Other Securities........................                74,744,642            1.5%
                                                          --------------          ------
TOTAL COMMON STOCKS...........................             4,792,638,968           95.9%
                                                          --------------          ------

PREFERRED STOCKS -- (3.2%)
BRAZIL -- (3.1%)
      Banco Bradesco SA.......................  2,388,514     25,022,528            0.5%
      Itau Unibanco Holding SA................  4,317,027     51,934,159            1.0%
*     Petroleo Brasileiro SA..................  2,825,761     15,660,311            0.3%
*     Petroleo Brasileiro SA Sponsored ADR....  1,440,006     15,926,466            0.3%
      Vale SA.................................  2,522,202     16,301,074            0.3%
      Other Securities........................                29,792,502            0.7%
                                                          --------------          ------
TOTAL BRAZIL..................................               154,637,040            3.1%
                                                          --------------          ------

CHILE -- (0.0%)
      Other Securities........................                   461,858            0.0%
                                                          --------------          ------

COLOMBIA -- (0.1%)
      Other Securities........................                 5,642,477            0.1%
                                                          --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities........................                   309,189            0.0%
                                                          --------------          ------
TOTAL PREFERRED STOCKS........................               161,050,564            3.2%
                                                          --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
      Other Securities........................                   415,149            0.0%
                                                          --------------          ------
TOTAL RIGHTS/WARRANTS.........................                   415,149            0.0%
                                                          --------------          ------
TOTAL INVESTMENT SECURITIES...................             4,954,104,681
                                                          --------------

                                                             VALUE+
                                                             ------
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund.......... 12,413,368    143,647,490            2.9%
                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,047,616,277).......................             $5,097,752,171          102.0%
                                                          ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 --------------  -------------- ------- --------------
Common Stocks
 Brazil......................... $  293,310,552              --   --    $  293,310,552
 Chile..........................     36,556,767  $   37,055,760   --        73,612,527
 China..........................    123,639,714     631,103,019   --       754,742,733
 Colombia.......................     23,941,405              --   --        23,941,405
 Czech Republic.................             --       9,825,802   --         9,825,802
 Egypt..........................        656,731       7,508,233   --         8,164,964
 Greece.........................             --      12,197,777   --        12,197,777
 Hungary........................             --      19,420,220   --        19,420,220
 India..........................     32,757,639     586,713,161   --       619,470,800
 Indonesia......................      6,392,992     158,643,568   --       165,036,560
 Malaysia.......................             --     180,720,020   --       180,720,020
 Mexico.........................    255,289,834              --   --       255,289,834
 Peru...........................     14,446,744              --   --        14,446,744
 Philippines....................      1,591,367      85,668,734   --        87,260,101
 Poland.........................             --      73,590,632   --        73,590,632
 Russia.........................        880,891      91,507,648   --        92,388,539
 South Africa...................     55,870,231     348,583,393   --       404,453,624
 South Korea....................     24,723,258     702,400,291   --       727,123,549
 Taiwan.........................     61,828,890     703,019,328   --       764,848,218
 Thailand.......................    138,049,725              --   --       138,049,725
 Turkey.........................        592,181      74,152,461   --        74,744,642
Preferred Stocks
 Brazil.........................    154,637,040              --   --       154,637,040
 Chile..........................             --         461,858   --           461,858
 Colombia.......................      5,642,477              --   --         5,642,477
 South Korea....................        309,189              --   --           309,189
Rights/Warrants
 South Korea....................             --         415,149   --           415,149
Securities Lending Collateral...             --     143,647,490   --       143,647,490
Futures Contracts**.............       (265,685)             --   --          (265,685)
                                 --------------  --------------   --    --------------
TOTAL........................... $1,230,851,942  $3,866,634,544   --    $5,097,486,486
                                 ==============  ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
COMMON STOCKS -- (87.8%)
BRAZIL -- (8.3%)
*   BR Malls Participacoes SA..........  6,998,232 $ 28,019,237            0.5%
    CETIP SA - Mercados Organizados....    945,300   13,288,099            0.3%
*   Cia Siderurgica Nacional SA........  5,779,408   19,445,752            0.4%
    Duratex SA.........................  3,935,733   10,628,452            0.2%
    EDP - Energias do Brasil SA........  3,450,314   16,592,205            0.3%
    Equatorial Energia SA..............  2,273,758   40,560,082            0.7%
    Estacio Participacoes SA...........  3,477,890   20,167,840            0.4%
    Fleury SA..........................    899,506   11,906,055            0.2%
    Localiza Rent a Car SA.............  1,649,975   20,485,122            0.4%
    MRV Engenharia e Participacoes SA..  3,532,380   13,678,013            0.3%
    Multiplan Empreendimentos
     Imobiliarios SA...................    592,100   11,899,503            0.2%
    Odontoprev SA......................  2,908,696   10,934,947            0.2%
    Qualicorp SA.......................  2,415,505   15,543,381            0.3%
*   Rumo Logistica Operadora
     Multimodal SA.....................  6,787,474   15,182,508            0.3%
    Sao Martinho SA....................    661,862   13,181,255            0.3%
    Sul America SA.....................  2,810,065   16,964,268            0.3%
    Totvs SA...........................  1,287,326   11,679,501            0.2%
    Transmissora Alianca de Energia
     Eletrica SA.......................  1,918,518   12,471,569            0.2%
    Other Securities...................             202,885,715            3.5%
                                                   ------------           -----
TOTAL BRAZIL...........................             505,513,504            9.2%
                                                   ------------           -----

CHILE -- (1.6%)
    Engie Energia Chile SA.............  5,731,371   10,171,435            0.2%
    Parque Arauco SA...................  7,641,107   18,948,786            0.4%
    Vina Concha y Toro SA..............  5,623,245    9,803,867            0.2%
    Other Securities...................              60,347,589            1.0%
                                                   ------------           -----
TOTAL CHILE............................              99,271,677            1.8%
                                                   ------------           -----

CHINA -- (12.5%)
#   GCL-Poly Energy Holdings, Ltd...... 80,160,000   10,804,244            0.2%
#   GOME Electrical Appliances
     Holding, Ltd...................... 84,442,000   10,640,930            0.2%
    Kingboard Chemical Holdings, Ltd...  4,301,921   12,716,703            0.2%
    Minth Group, Ltd...................  2,797,000    9,902,300            0.2%
    Shenzhen International Holdings,
     Ltd...............................  7,240,222   11,180,429            0.2%
#   Sunac China Holdings, Ltd.......... 14,681,000   10,019,548            0.2%
    Other Securities...................             698,392,014           12.6%
                                                   ------------           -----
TOTAL CHINA............................             763,656,168           13.8%
                                                   ------------           -----

COLOMBIA -- (0.2%)
    Other Securities...................              10,672,364            0.2%
                                                   ------------           -----

GREECE -- (0.3%)
    Other Securities...................              18,832,908            0.3%
                                                   ------------           -----

HONG KONG -- (0.1%)
    Other Securities...................               3,501,421            0.1%
                                                   ------------           -----

HUNGARY -- (0.1%)
    Other Securities...................               3,410,822            0.1%
                                                   ------------           -----

INDIA -- (13.6%)
    Arvind, Ltd........................  1,766,630   11,011,026            0.2%
    Berger Paints India, Ltd...........  2,563,663    9,940,850            0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                   PERCENTAGE
                                         SHARES      VALUE++     OF NET ASSETS**
                                         ------      -------     ---------------
INDIA -- (Continued)
    Federal Bank, Ltd.................. 8,408,191 $   10,356,427            0.2%
    TVS Motor Co., Ltd................. 2,133,665     13,107,680            0.2%
    Other Securities...................              787,839,019           14.3%
                                                  --------------           -----
TOTAL INDIA............................              832,255,002           15.1%
                                                  --------------           -----

INDONESIA -- (3.3%)
    Other Securities...................              201,825,238            3.6%
                                                  --------------           -----

MALAYSIA -- (3.9%)
    Other Securities...................              237,523,653            4.3%
                                                  --------------           -----

MEXICO -- (3.1%)
#   Alsea S.A.B. de C.V................ 6,071,804     22,654,019            0.4%
#   Banregio Grupo Financiero S.A.B.
     de C.V............................ 2,236,173     14,657,398            0.3%
    Gentera S.A.B. de C.V.............. 7,327,998     14,453,614            0.3%
#   Grupo Aeroportuario del Centro
     Norte S.A.B. de C.V............... 2,202,376     12,852,340            0.2%
#*  Industrias CH S.A.B. de C.V.
     Series B.......................... 2,280,755     10,775,695            0.2%
    Other Securities...................              115,570,171            2.1%
                                                  --------------           -----
TOTAL MEXICO...........................              190,963,237            3.5%
                                                  --------------           -----

PHILIPPINES -- (1.6%)
    Other Securities...................               97,508,208            1.8%
                                                  --------------           -----

POLAND -- (1.8%)
    Other Securities...................              108,866,211            2.0%
                                                  --------------           -----

SOUTH AFRICA -- (7.0%)
    AVI, Ltd........................... 3,346,741     23,508,782            0.4%
    Barloworld, Ltd.................... 2,216,736     14,318,310            0.3%
#   Clicks Group, Ltd.................. 2,666,173     24,871,462            0.5%
    EOH Holdings, Ltd.................. 1,098,252     13,028,837            0.2%
    Foschini Group, Ltd. (The)......... 1,564,234     16,079,708            0.3%
    Imperial Holdings, Ltd.............   840,996     10,622,362            0.2%
    JSE, Ltd...........................   892,197     10,394,209            0.2%
*   Northam Platinum, Ltd.............. 3,640,843     13,265,319            0.2%
#   Pick n Pay Stores, Ltd............. 2,069,376     10,139,102            0.2%
*   Sappi, Ltd......................... 4,082,585     22,716,560            0.4%
    SPAR Group, Ltd. (The)............. 1,141,280     16,180,895            0.3%
*   Super Group, Ltd................... 3,398,200     10,029,578            0.2%
    Other Securities...................              243,434,810            4.4%
                                                  --------------           -----
TOTAL SOUTH AFRICA.....................              428,589,934            7.8%
                                                  --------------           -----

SOUTH KOREA -- (11.8%)
    Other Securities...................              725,273,437           13.1%
                                                  --------------           -----

TAIWAN -- (13.4%)
    Other Securities...................              818,271,016           14.8%
                                                  --------------           -----

THAILAND -- (3.4%)
    Other Securities...................              209,076,777            3.8%
                                                  --------------           -----

TURKEY -- (1.8%)
    Other Securities...................              111,238,430            2.0%
                                                  --------------           -----
TOTAL COMMON STOCKS....................            5,366,250,007           97.3%
                                                  --------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
PREFERRED STOCKS -- (1.6%)
BRAZIL -- (1.5%)
      Cia Energetica de Minas Gerais.....  3,890,229 $   11,882,748            0.2%
      Cia Paranaense de Energia..........    857,600      9,819,950            0.2%
      Other Securities...................                72,927,385            1.3%
                                                     --------------          ------
TOTAL BRAZIL.............................                94,630,083            1.7%
                                                     --------------          ------

CHILE -- (0.1%)
      Other Securities...................                 3,498,995            0.1%
                                                     --------------          ------

COLOMBIA -- (0.0%)
      Other Securities...................                 2,105,056            0.0%
                                                     --------------          ------
TOTAL PREFERRED STOCKS...................               100,234,134            1.8%
                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...................                   107,121            0.0%
                                                     --------------          ------

BRAZIL -- (0.0%)
      Other Securities...................                     4,731            0.0%
                                                     --------------          ------

CHINA -- (0.0%)
      Other Securities...................                     4,888            0.0%
                                                     --------------          ------

INDIA -- (0.0%)
      Other Securities...................                   498,840            0.0%
                                                     --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities...................                     9,793            0.0%
                                                     --------------          ------

TAIWAN -- (0.0%)
      Other Securities...................                     1,020            0.0%
                                                     --------------          ------

THAILAND -- (0.0%)
      Other Securities...................                     2,151            0.0%
                                                     --------------          ------
TOTAL RIGHTS/WARRANTS....................                   628,544            0.0%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............             5,467,112,685
                                                     --------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (10.6%)
(S)@  DFA Short Term Investment Fund..... 56,051,755    648,630,910           11.8%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $5,926,075,685)..................             $6,115,743,595          110.9%
                                                     ==============          ======

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------------
                                    LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                 -------------- -------------- ------- --------------
Common Stocks
 Brazil......................... $  505,513,504             --   --    $  505,513,504
 Chile..........................      1,048,175 $   98,223,502   --        99,271,677
 China..........................      1,165,199    762,490,969   --       763,656,168
 Colombia.......................     10,672,364             --   --        10,672,364
 Greece.........................             --     18,832,908   --        18,832,908
 Hong Kong......................             --      3,501,421   --         3,501,421
 Hungary........................             --      3,410,822   --         3,410,822
 India..........................      2,752,926    829,502,076   --       832,255,002
 Indonesia......................      2,884,712    198,940,526   --       201,825,238
 Malaysia.......................         43,667    237,479,986   --       237,523,653
 Mexico.........................    190,963,237             --   --       190,963,237
 Philippines....................             --     97,508,208   --        97,508,208
 Poland.........................             --    108,866,211   --       108,866,211
 South Africa...................      9,109,799    419,480,135   --       428,589,934
 South Korea....................      1,107,997    724,165,440   --       725,273,437
 Taiwan.........................      1,012,253    817,258,763   --       818,271,016
 Thailand.......................    208,832,059        244,718   --       209,076,777
 Turkey.........................             --    111,238,430   --       111,238,430
Preferred Stocks
 Brazil.........................     94,630,083             --   --        94,630,083
 Chile..........................             --      3,498,995   --         3,498,995
 Colombia.......................      2,105,056             --   --         2,105,056
Rights/Warrants
 Australia......................             --        107,121   --           107,121
 Brazil.........................             --          4,731   --             4,731
 China..........................             --          4,888   --             4,888
 India..........................             --        498,840   --           498,840
 South Korea....................             --          9,793   --             9,793
 Taiwan.........................             --          1,020   --             1,020
 Thailand.......................             --          2,151   --             2,151
Securities Lending Collateral...             --    648,630,910   --       648,630,910
Futures Contracts**.............        288,905             --   --           288,905
                                 -------------- --------------   --    --------------
TOTAL........................... $1,032,129,936 $5,083,902,564   --    $6,116,032,500
                                 ============== ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                                THE JAPANESE   THE ASIA
                                                                   THE U.S. LARGE    THE DFA       SMALL     PACIFIC SMALL
                                                                     CAP VALUE    INTERNATIONAL   COMPANY       COMPANY
                                                                      SERIES*     VALUE SERIES*   SERIES*       SERIES*
                                                                   -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $1,407,685, $362,128,
 $271,364 and $262,488 of securities on loan,
 respectively)....................................................  $20,729,659    $ 9,665,735   $3,107,991   $1,545,386
Temporary Cash Investments at Value & Cost........................      200,994             --           --           --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $820,520, $370,043, $280,916 and
 $261,799)........................................................      820,651        370,103      280,962      261,843
Segregated Cash for Futures Contracts.............................        6,012          1,176           --           --
Foreign Currencies at Value.......................................           --          9,101        2,507        2,689
Cash..............................................................           --         17,431        1,795          392
Receivables:
  Investment Securities Sold......................................       56,993             --        4,478        6,989
  Dividends, Interest and Tax Reclaims............................       22,805         38,076       19,244        1,409
  Securities Lending Income.......................................          228            158          684          420
  Futures Margin Variation........................................           --             13           --           --
                                                                    -----------    -----------   ----------   ----------
     Total Assets.................................................   21,837,342     10,101,793    3,417,661    1,819,128
                                                                    -----------    -----------   ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................      820,496        370,018      280,889      261,796
  Investment Securities Purchased.................................       97,218             --        3,734        1,368
  Due to Advisor..................................................        1,787          1,649          261          134
  Futures Margin Variation........................................          247             --           --           --
Accrued Expenses and Other Liabilities............................        1,026            586          183           94
                                                                    -----------    -----------   ----------   ----------
     Total Liabilities............................................      920,774        372,253      285,067      263,392
                                                                    -----------    -----------   ----------   ----------
NET ASSETS........................................................  $20,916,568    $ 9,729,540   $3,132,594   $1,555,736
                                                                    ===========    ===========   ==========   ==========
Investments at Cost...............................................  $15,139,595    $ 9,675,856   $2,683,628   $1,595,952
                                                                    ===========    ===========   ==========   ==========
Foreign Currencies at Cost........................................  $        --    $     9,131   $    2,500   $    2,692
                                                                    ===========    ===========   ==========   ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                               THE
                                              THE UNITED   CONTINENTAL THE CANADIAN
                                             KINGDOM SMALL    SMALL       SMALL                     THE EMERGING
                                                COMPANY      COMPANY     COMPANY     THE EMERGING   MARKETS SMALL
                                                SERIES       SERIES*      SERIES    MARKETS SERIES*  CAP SERIES*
                                             ------------- ----------- ------------ --------------- -------------
ASSETS:
Investments at Value (including $53,170,
 $327,025, $202,280, $212,759 and
 $954,168 of securities on loan,
 respectively)..............................  $1,669,112   $4,133,195   $  931,082    $4,954,105     $5,467,113
Collateral from Securities on Loan Invested
 in Affiliate at Value (including cost of
 $56,574, $350,137, $214,106, $143,624
 and $648,523)..............................      56,584      350,190      214,142       143,647        648,631
Segregated Cash for Futures Contracts.......          --           --           --         1,298            940
Foreign Currencies at Value.................       5,978        1,645          279        38,502         19,897
Cash........................................       2,698        5,855        4,248         2,268         17,857
Receivables:
  Investment Securities Sold................         936        2,988           55         1,559          3,346
  Dividends, Interest and Tax Reclaims......       4,896        5,730          705         2,882          4,074
  Securities Lending Income.................          93        1,051          375           526          3,868
  Futures Margin Variation..................          --           --           --           149            108
Unrealized Gain on Foreign Currency
 Contracts..................................          --           --            1            --             --
                                              ----------   ----------   ----------    ----------     ----------
     Total Assets...........................   1,740,297    4,500,654    1,150,887     5,144,936      6,165,834
                                              ----------   ----------   ----------    ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........      56,573      350,129      214,100       143,617        648,523
  Investment Securities Purchased...........          --        1,969        3,384         2,758            332
  Due to Advisor............................         148          359           81           424            942
Unrealized Loss on Foreign Currency
 Contracts..................................          --           --            5            --             --
Accrued Expenses and Other Liabilities......         111          272           53           406            390
                                              ----------   ----------   ----------    ----------     ----------
     Total Liabilities......................      56,832      352,729      217,623       147,205        650,187
                                              ----------   ----------   ----------    ----------     ----------
NET ASSETS..................................  $1,683,465   $4,147,925   $  933,264    $4,997,731     $5,515,647
                                              ==========   ==========   ==========    ==========     ==========
Investments at Cost.........................  $1,633,790   $3,529,003   $1,162,676    $3,903,992     $5,277,553
                                              ==========   ==========   ==========    ==========     ==========
Foreign Currencies at Cost..................  $    5,962   $    1,647   $      279    $   38,157     $   20,038
                                              ==========   ==========   ==========    ==========     ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                         THE JAPANESE   THE ASIA
                                                                THE U.S.      THE DFA       SMALL     PACIFIC SMALL
                                                               LARGE CAP   INTERNATIONAL   COMPANY       COMPANY
                                                              VALUE SERIES VALUE SERIES     SERIES       SERIES
                                                              ------------ ------------- ------------ -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $20, $27,352,
   $5,758 and $1,317, respectively)..........................   $482,647     $ 341,886     $ 52,010     $ 52,135
  Income from Securities Lending.............................      3,444         9,676        5,693        5,042
                                                                --------     ---------     --------     --------
     Total Investment Income.................................    486,091       351,562       57,703       57,177
                                                                --------     ---------     --------     --------
EXPENSES
  Investment Management Fees.................................     19,402        17,844        2,725        1,385
  Accounting & Transfer Agent Fees...........................        954           449          138           78
  Custodian Fees.............................................        190           771          441          250
  Shareholders' Reports......................................         81            38           11            5
  Directors'/Trustees' Fees & Expenses.......................        134            62           19            9
  Professional Fees..........................................        361           265           54           27
  Other......................................................        531           339          104           54
                                                                --------     ---------     --------     --------
     Total Expenses..........................................     21,653        19,768        3,492        1,808
                                                                --------     ---------     --------     --------
  Fees Paid Indirectly (Note C)..............................         --          (212)         (15)         (10)
                                                                --------     ---------     --------     --------
  Net Expenses...............................................     21,653        19,556        3,477        1,798
                                                                --------     ---------     --------     --------
  NET INVESTMENT INCOME (LOSS)...............................    464,438       332,006       54,226       55,379
                                                                --------     ---------     --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.............................    567,193      (261,808)     122,152       (8,246)
    Futures..................................................     21,037         5,988           --           --
    Foreign Currency Transactions............................         --         5,590        2,170          309
    Forward Currency Contracts...............................         --             8          (36)         (18)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...............    (57,128)      (32,753)     214,787      168,801
    Futures..................................................     (3,872)         (852)          --           --
    Translation of Foreign Currency Denominated Amounts......         --          (908)        (688)          22
                                                                --------     ---------     --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)....................    527,230      (284,735)     338,385      160,868
                                                                --------     ---------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................   $991,668     $  47,271     $392,611     $216,247
                                                                ========     =========     ========     ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                THE UNITED     THE
                                                 KINGDOM   CONTINENTAL THE CANADIAN              THE EMERGING
                                                  SMALL       SMALL       SMALL     THE EMERGING   MARKETS
                                                 COMPANY     COMPANY     COMPANY      MARKETS     SMALL CAP
                                                  SERIES     SERIES       SERIES       SERIES       SERIES
                                                ---------- ----------- ------------ ------------ ------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
   $50, $12,963, $2,757, $15,156 and $12,828,
   respectively)............................... $  79,890   $ 89,305     $ 16,189    $ 110,969     $118,814
  Interest.....................................        --         --           --           55           47
  Income from Securities Lending...............     1,716     14,119        3,503        6,697       38,494
                                                ---------   --------     --------    ---------     --------
     Total Investment Income...................    81,606    103,424       19,692      117,721      157,355
                                                ---------   --------     --------    ---------     --------
EXPENSES
  Investment Management Fees...................     1,820      3,945          747        4,522        9,995
  Accounting & Transfer Agent Fees.............        94        204           37          232          256
  Custodian Fees...............................       106        610           56        1,780        2,557
  Shareholders' Reports........................         8         14            3           18           22
  Directors'/Trustees' Fees & Expenses.........        13         27            5           31           34
  Professional Fees............................        39        183           13          254          171
  Other........................................        76        165           22          172          198
                                                ---------   --------     --------    ---------     --------
     Total Expenses............................     2,156      5,148          883        7,009       13,233
                                                ---------   --------     --------    ---------     --------
  Fees Paid Indirectly (Note C)................       (15)       (36)         (13)         (69)         (69)
                                                ---------   --------     --------    ---------     --------
  Net Expenses.................................     2,141      5,112          870        6,940       13,164
                                                ---------   --------     --------    ---------     --------
  NET INVESTMENT INCOME (LOSS).................    79,465     98,312       18,822      110,781      144,191
                                                ---------   --------     --------    ---------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................    71,244    122,507      (24,152)    (106,229)     140,851
    Futures....................................        --        687           --        5,752        4,055
    Foreign Currency Transactions..............    (1,277)      (394)         229          975          457
    Forward Currency Contracts.................        --         (5)          --           (4)        (116)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................  (469,059)    27,064      135,836      512,891      400,224
    Futures....................................        --         19           --         (266)         289
    Translation of Foreign Currency
     Denominated Amounts.......................      (215)       (32)          (6)         207          586
                                                ---------   --------     --------    ---------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)......  (399,307)   149,846      111,907      413,326      546,346
                                                ---------   --------     --------    ---------     --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..................... $(319,842)  $248,158     $130,729    $ 524,107     $690,537
                                                =========   ========     ========    =========     ========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $68, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                        THE U.S. LARGE CAP VALUE   THE DFA INTERNATIONAL     THE JAPANESE SMALL
                                                 SERIES                 VALUE SERIES           COMPANY SERIES
                                        ------------------------  -----------------------  ----------------------
                                            YEAR         YEAR        YEAR         YEAR        YEAR        YEAR
                                           ENDED        ENDED       ENDED        ENDED       ENDED       ENDED
                                          OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                            2016         2015        2016         2015        2016        2015
                                        -----------  -----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......... $   464,438  $   413,724  $  332,006  $   313,826  $   54,226  $   43,264
  Net Realized Gain (Loss) on:
    Investment Securities Sold*........     567,193      858,150    (261,808)     244,684     122,152      69,828
    Futures............................      21,037          (43)      5,988           --          --          --
    Foreign Currency
     Transactions......................          --           --       5,590       (5,879)      2,170      (1,869)
    Forward Currency Contracts.........          --           --           8           --         (36)         --
    In-Kind Redemptions................          --           --          --           --          --      27,130
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and
     Foreign Currency..................     (57,128)  (1,018,426)    (32,753)  (1,034,230)    214,787      85,013
    Futures............................      (3,872)          --        (852)          --          --          --
    Translation of Foreign Currency
     Denominated Amounts...............          --           --        (908)         654        (688)        382
                                        -----------  -----------  ----------  -----------  ----------  ----------
     Net Increase (Decrease) in
      Net Assets Resulting from
      Operations.......................     991,668      253,405      47,271     (480,945)    392,611     223,748
                                        -----------  -----------  ----------  -----------  ----------  ----------
Transactions in Interest:
  Contributions........................   1,812,211    1,769,181   1,394,282    1,070,207     224,138     102,092
  Withdrawals..........................    (981,368)  (1,305,211)   (939,918)    (705,023)   (115,843)   (199,561)
                                        -----------  -----------  ----------  -----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest.........     830,843      463,970     454,364      365,184     108,295     (97,469)
                                        -----------  -----------  ----------  -----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.......................   1,822,511      717,375     501,635     (115,761)    500,906     126,279
NET ASSETS
  Beginning of Year....................  19,094,057   18,376,682   9,227,905    9,343,666   2,631,688   2,505,409
                                        -----------  -----------  ----------  -----------  ----------  ----------
  End of Year.......................... $20,916,568  $19,094,057  $9,729,540  $ 9,227,905  $3,132,594  $2,631,688
                                        ===========  ===========  ==========  ===========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           THE ASIA PACIFIC SMALL  THE UNITED KINGDOM SMALL  THE CONTINENTAL SMALL
                                               COMPANY SERIES          COMPANY SERIES           COMPANY SERIES
                                           ----------------------  ----------------------   ----------------------
                                              YEAR        YEAR        YEAR         YEAR        YEAR        YEAR
                                             ENDED       ENDED       ENDED        ENDED       ENDED       ENDED
                                            OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                              2016        2015        2016         2015        2016        2015
                                           ----------  ----------  ----------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   55,379  $   54,891  $   79,465   $   71,555  $   98,312  $   82,887
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........     (8,246)    (15,143)     71,244       82,685     122,507     115,635
    Futures...............................         --          --          --           --         687      (4,875)
    Foreign Currency Transactions.........        309        (913)     (1,277)         144        (394)     (1,002)
    Forward Currency Contracts............        (18)         --          --           --          (5)         --
    In-Kind Redemptions...................         --      18,027          --       42,293          --      58,734
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    168,801    (224,570)   (469,059)        (104)     27,064      55,052
    Futures...............................         --          --          --           --          19         (19)
    Translation of Foreign Currency
     Denominated Amounts..................         22         (13)       (215)          86         (32)        (57)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    216,247    (167,721)   (319,842)     196,659     248,158     306,355
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    137,711     119,899     112,811       12,907     441,553     454,912
  Withdrawals.............................    (26,496)   (177,690)   (193,617)    (121,351)   (195,529)   (259,801)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    111,215     (57,791)    (80,806)    (108,444)    246,024     195,111
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    327,462    (225,512)   (400,648)      88,215     494,182     501,466
NET ASSETS
  Beginning of Year.......................  1,228,274   1,453,786   2,084,113    1,995,898   3,653,743   3,152,277
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Year............................. $1,555,736  $1,228,274  $1,683,465   $2,084,113  $4,147,925  $3,653,743
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                            THE CANADIAN SMALL   THE EMERGING MARKETS    THE EMERGING MARKETS
                                              COMPANY SERIES            SERIES             SMALL CAP SERIES
                                           -------------------  ----------------------  ----------------------
                                             YEAR       YEAR       YEAR        YEAR        YEAR        YEAR
                                            ENDED      ENDED      ENDED       ENDED       ENDED       ENDED
                                           OCT. 31,   OCT. 31,   OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                             2016       2015       2016        2015        2016        2015
                                           --------  ---------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $ 18,822  $  19,902  $  110,781  $  101,691  $  144,191  $  134,189
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........  (24,152)    (9,138)   (106,229)    (99,010)    140,851      49,962
    Futures...............................       --         --       5,752       2,478       4,055          --
    Foreign Currency Transactions.........      229        149         975      (2,204)        457      (4,548)
    Forward Currency Contracts............       --         --          (4)         --        (116)         --
    In-Kind Redemptions...................       --      8,042          --          --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................  135,836   (228,267)    512,891    (686,412)    400,224    (693,734)
    Futures...............................       --         --        (266)         --         289          --
    Translation of Foreign Currency
     Denominated Amounts..................       (6)        11         207         (95)        586        (241)
                                           --------  ---------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................  130,729   (209,301)    524,107    (683,552)    690,537    (514,372)
                                           --------  ---------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................  187,903     20,480     471,019   1,463,845     448,086     792,529
  Withdrawals.............................   (8,500)   (37,476)   (400,950)   (562,189)   (521,283)   (301,288)
                                           --------  ---------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............  179,403    (16,996)     70,069     901,656     (73,197)    491,241
                                           --------  ---------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................  310,132   (226,297)    594,176     218,104     617,340     (23,131)
NET ASSETS
  Beginning of Year.......................  623,132    849,429   4,403,555   4,185,451   4,898,307   4,921,438
                                           --------  ---------  ----------  ----------  ----------  ----------
  End of Year............................. $933,264  $ 623,132  $4,997,731  $4,403,555  $5,515,647  $4,898,307
                                           ========  =========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $68 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                            THE U.S. LARGE CAP VALUE SERIES
                          ------------------------------------------------------------------
                              YEAR          YEAR          YEAR          YEAR         YEAR
                             ENDED         ENDED         ENDED         ENDED        ENDED
                            OCT. 31,      OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,
                              2016          2015          2014          2013         2012
---------------------------------------------------------------------------------------------
Total Return.............        4.75%         1.32%        15.67%        35.68%       18.31%
---------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)............. $20,916,568   $19,094,057   $18,376,682   $14,838,988  $10,589,152
Ratio of Expenses to
 Average Net Assets......        0.11%         0.11%         0.11%         0.11%        0.12%
Ratio of Net Investment
 Income to Average Net
 Assets..................        2.39%         2.20%         1.90%         1.98%        2.15%
Portfolio Turnover Rate..          15%           16%           15%           15%          10%
---------------------------------------------------------------------------------------------

                                          THE DFA INTERNATIONAL VALUE SERIES
                          ------------------------------------------------------------------
                              YEAR          YEAR          YEAR          YEAR         YEAR
                             ENDED         ENDED         ENDED         ENDED        ENDED
                            OCT. 31,      OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,
                              2016          2015          2014          2013         2012
---------------------------------------------------------------------------------------------
Total Return.............       (0.10)%       (5.35)%       (0.72)%       28.18%        3.17%
---------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)............. $ 9,729,540   $ 9,227,905   $ 9,343,666   $ 8,792,130  $ 7,238,249
Ratio of Expenses to
 Average Net Assets......        0.22%         0.22%         0.22%         0.22%        0.24%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees Paid
 Indirectly).............        0.22%         0.22%         0.22%         0.22%        0.24%
Ratio of Net Investment
 Income to Average Net
 Assets..................        3.72%         3.31%         4.50%         3.20%        3.75%
Portfolio Turnover Rate..          17%           21%           17%           15%          14%
---------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS



                                                                           THE JAPANESE SMALL COMPANY SERIES
                                                              ----------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016        2015        2014        2013        2012
-------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      14.53%       9.04%       2.46%      30.62%       0.54%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,132,594  $2,631,688  $2,505,409  $2,281,624  $1,686,731
Ratio of Expenses to Average Net Assets......................       0.13%       0.13%       0.13%       0.14%       0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%       0.13%       0.13%       0.14%       0.15%
Ratio of Net Investment Income to Average Net Assets.........       1.99%       1.69%       1.71%       1.87%       2.17%
Portfolio Turnover Rate......................................         10%          6%          9%         16%          7%
-------------------------------------------------------------------------------------------------------------------------

                                                                          THE ASIA PACIFIC SMALL COMPANY SERIES
                                                              ------------------------------------------------------------
                                                                 YEAR         YEAR         YEAR        YEAR        YEAR
                                                                ENDED        ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016         2015         2014        2013        2012
---------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      16.69%     (11.83)%      (3.46)%      10.97%       7.48%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,555,736  $1,228,274   $1,453,786   $1,265,498  $1,003,860
Ratio of Expenses to Average Net Assets......................       0.13%       0.13%        0.13%        0.15%       0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%       0.13%        0.13%        0.15%       0.16%
Ratio of Net Investment Income to Average Net Assets.........       4.00%       4.17%        3.96%        4.64%       4.26%
Portfolio Turnover Rate......................................         10%          7%           7%           9%         18%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                        THE UNITED KINGDOM SMALL COMPANY SERIES
                                                              -----------------------------------------------------------
                                                                  YEAR        YEAR        YEAR        YEAR        YEAR
                                                                 ENDED       ENDED       ENDED       ENDED       ENDED
                                                                OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                  2016        2015        2014        2013        2012
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................     (15.82)%       9.95%       1.22%      37.42%      23.41%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,683,465   $2,084,113  $1,995,898  $1,988,287  $1,464,838
Ratio of Expenses to Average Net Assets......................       0.12%        0.11%       0.11%       0.12%       0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.12%        0.11%       0.11%       0.12%       0.13%
Ratio of Net Investment Income to Average Net Assets.........       4.36%        3.44%       2.98%       3.29%       3.37%
Portfolio Turnover Rate......................................         15%          10%          8%         17%          6%
--------------------------------------------------------------------------------------------------------------------------

                                                                          THE CONTINENTAL SMALL COMPANY SERIES
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016        2015         2014        2013        2012
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       6.10%       9.81%      (2.25)%      43.67%       2.29%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,147,925  $3,653,743  $3,152,277   $3,217,766  $2,245,179
Ratio of Expenses to Average Net Assets......................       0.13%       0.13%       0.13%        0.14%       0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%       0.13%       0.13%        0.14%       0.16%
Ratio of Net Investment Income to Average Net Assets.........       2.49%       2.44%       2.40%        2.67%       3.15%
Portfolio Turnover Rate......................................          9%         14%         13%          13%          9%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                         THE CANADIAN SMALL COMPANY SERIES
                           ------------------------------------------------------------
                              YEAR         YEAR         YEAR        YEAR         YEAR
                             ENDED        ENDED        ENDED       ENDED        ENDED
                            OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                              2016         2015         2014        2013         2012
-----------------------------------------------------------------------------------------
Total Return..............      20.77%     (25.00)%      (3.83)%       5.71%      (2.51)%
-----------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $  933,264  $  623,132   $  849,429   $  741,204  $  689,086
Ratio of Expenses to
 Average Net Assets.......       0.12%       0.12%        0.12%        0.13%       0.15%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees Paid
 Indirectly)..............       0.12%       0.12%        0.12%        0.13%       0.15%
Ratio of Net Investment
 Income to Average Net
 Assets...................       2.52%       2.73%        2.42%        2.99%       2.29%
Portfolio Turnover Rate...          8%         18%           5%          14%         22%
-----------------------------------------------------------------------------------------

                                            THE EMERGING MARKETS SERIES
                           ------------------------------------------------------------
                              YEAR         YEAR         YEAR        YEAR         YEAR
                             ENDED        ENDED        ENDED       ENDED        ENDED
                            OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                              2016         2015         2014        2013         2012
-----------------------------------------------------------------------------------------
Total Return..............      11.44%     (14.86)%       1.74%        6.99%       4.55%
-----------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $4,997,731  $4,403,555   $4,185,451   $3,766,160  $2,913,307
Ratio of Expenses to
 Average Net Assets.......       0.15%       0.16%        0.15%        0.16%       0.20%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees Paid
 Indirectly)..............       0.15%       0.16%        0.15%        0.16%       0.20%
Ratio of Net Investment
 Income to Average Net
 Assets...................       2.45%       2.39%        2.51%        2.38%       2.55%
Portfolio Turnover Rate...          5%          9%           5%           4%          5%
-----------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                            THE EMERGING MARKETS SMALL CAP SERIES
                                 -----------------------------------------------------------
                                    YEAR         YEAR        YEAR        YEAR        YEAR
                                   ENDED        ENDED       ENDED       ENDED       ENDED
                                  OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                    2016         2015        2014        2013        2012
---------------------------------------------------------------------------------------------
Total Return....................      14.45%      (9.42)%       5.60%       9.41%       7.19%
---------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).................... $5,515,647  $4,898,307   $4,921,438  $4,091,523  $2,953,350
Ratio of Expenses to Average
 Net Assets.....................       0.26%       0.26%        0.26%       0.29%       0.36%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly)...............       0.26%       0.27%        0.26%       0.29%       0.36%
Ratio of Net Investment Income
 to Average Net Assets..........       2.89%       2.62%        2.48%       2.37%       2.48%
Portfolio Turnover Rate.........         18%         18%           9%         11%         13%
---------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS



A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DOMESTIC EQUITY PORTFOLIO        INTERNATIONAL EQUITY PORTFOLIOS
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognize transfers between the levels as of the end of the period. As of October 31, 2016, The Emerging Markets Series and Emerging Markets Small Cap Series had significant transfers of securities with a total value of $334,768 and $554,874 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2016, the Series' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                      The U.S. Large Cap Value
                        Series...................... 0.10%
                      The DFA International Value
                        Series...................... 0.20%
                      The Japanese Small Company
                        Series...................... 0.10%
                      The Asia Pacific Small
                        Company Series.............. 0.10%
                      The United Kingdom Small
                        Company Series.............. 0.10%
                      The Continental Small Company
                        Series...................... 0.10%
                      The Canadian Small Company
                        Series...................... 0.10%
                      The Emerging Markets Series... 0.10%
                      The Emerging Markets Small
                        Cap Series.................. 0.20%

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the year ended October 31, 2016, expenses reduced were as follows (amounts in thousands):

                                                            FEES PAID
                                                            INDIRECTLY
         -                                                  ----------
         The DFA International Value Series................    $212
         The Japanese Small Company Series.................      15
         The Asia Pacific Small Company Series.............      10
         The United Kingdom Small Company Series...........      15
         The Continental Small Company Series..............      36
         The Canadian Small Company Series.................      13
         The Emerging Markets Series.......................      69
         The Emerging Markets Small Cap Series.............      69

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2016, the total related amounts paid by the Trust to the CCO were $83 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

       The U.S. Large Cap Value Series............................. $478
       The DFA International Value Series..........................  321
       The Japanese Small Company Series...........................   75
       The Asia Pacific Small Company Series.......................   39
       The United Kingdom Small Company Series.....................   50
       The Continental Small Company Series........................   95
       The Canadian Small Company Series...........................   23
       The Emerging Markets Series.................................  122
       The Emerging Markets Small Cap Series.......................   97

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Series transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                   PURCHASES    SALES
                                                   ---------- ----------
        The U.S. Large Cap Value Series........... $4,375,099 $2,884,283
        The DFA International Value Series........  2,247,033  1,472,195
        The Japanese Small Company Series.........    435,288    279,916
        The Asia Pacific Small Company Series.....    305,915    130,653
        The United Kingdom Small Company Series...    317,512    275,930
        The Continental Small Company Series......    698,769    338,855
        The Canadian Small Company Series.........    264,983     63,519
        The Emerging Markets Series...............    408,207    255,204
        The Emerging Markets Small Cap Series.....    921,870    872,555

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                 NET UNREALIZED
                                           FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                              COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                           ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series........... $16,161,109  $6,178,300  $  (588,105)   $5,590,195
The DFA International Value Series........  10,045,899   1,179,180   (1,189,241)      (10,061)
The Japanese Small Company Series.........   2,964,544     692,022     (267,614)      424,408
The Asia Pacific Small Company Series.....   1,857,750     330,139     (380,660)      (50,521)
The United Kingdom Small Company Series...   1,690,364     319,739     (284,407)       35,332
The Continental Small Company Series......   3,879,139   1,155,725     (551,479)      604,246
The Canadian Small Company Series.........   1,376,781     117,905     (349,463)     (231,558)
The Emerging Markets Series...............   4,047,616   1,441,316     (391,180)    1,050,136
The Emerging Markets Small Cap Series.....   5,926,076   1,151,901     (962,233)      189,668

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2016, the following Series had outstanding futures contracts (dollar amounts in thousands):

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                               DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                          ----------------------- ---------- --------- -------- ----------- ----------
The U.S. Large Cap Value
  Series................. S&P 500 Emini Index(R)   12/16/16    1,336   $141,623   $(3,872)    $6,012
                                                                       --------   -------     ------
                                                                       $141,623   $(3,872)    $6,012
                                                                       ========   =======     ======

                                                                              UNREALIZED
                                                EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                             DESCRIPTION           DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                       ------------------------ ---------- --------- -------- ---------- ----------
The DFA International
  Value Series........ MINI MSCI EAFE Index(R)   12/16/16     280    $23,320    $(852)     $1,176
                                                                     -------    -----      ------
                                                                     $23,320    $(852)     $1,176
                                                                     =======    =====      ======

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                             DESCRIPTION             DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                      --------------------------- ---------- --------- -------- ----------- ----------
The Emerging Markets  MINI MSCI Emerging Markets
  Series.............   Index(R)                   12/16/16     649    $29,319     $(266)     $1,298
                                                                       -------     -----      ------
                                                                       $29,319     $(266)     $1,298
                                                                       =======     =====      ======

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                             DESCRIPTION             DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                      --------------------------- ---------- --------- -------- ----------- ----------
The Emerging Markets  MINI MSCI Emerging Markets
  Small Cap Series...   Index(R)                   12/16/16     470    $21,232     $289        $940
                                                                       -------     ----        ----
                                                                       $21,232     $289        $940
                                                                       =======     ====        ====

   3. FORWARD CURRENCY CONTRACTS: The International Equity Portfolios may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2016, the International Equity Portfolios had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

                                                    FORWARD
                                                   CURRENCY
                                                   CONTRACTS FUTURES
                                                   --------- --------
           The U.S. Large Cap Value Series........     --    $108,242
           The DFA International Value Series*....   $402      58,270
           The Asia Pacific Small Company Series*.    341          --
           The Canadian Small Company Series*.....    114          --
           The Emerging Markets Series*...........    141      22,025
           The Emerging Markets Small Cap Series..     --      21,122

* The Series had derivative activity during the period but it did not have open forward currency contract positions at October 31, 2016.

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of October 31, 2016:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------

 Equity contracts          Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

                                                      ASSET DERIVATIVES VALUE
                                                    --------------------------
                                                      TOTAL VALUE
                                                           AT          EQUITY
                                                    OCTOBER 31, 2016 CONTRACTS*
                                                    ---------------- ----------
 The Emerging Markets Small Cap Series.............         289           289

                                                    LIABILITY DERIVATIVES VALUE
                                                    --------------------------
                                                      TOTAL VALUE
                                                           AT          EQUITY
                                                    OCTOBER 31, 2016 CONTRACTS*
                                                    ---------------- ----------
 The U.S. Large Cap Value Series...................      (3,872)       (3,872)
 The DFA International Value Series................        (852)         (852)
 The Emerging Markets Series.......................        (266)         (266)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2016:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions

Equity contracts            Net Realized Gain on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                                REALIZED GAIN (LOSS) ON
                                                      DERIVATIVES
                                              ---------------------------
                                                          FOREIGN
                                                         EXCHANGE   EQUITY
                                               TOTAL     CONTRACTS CONTRACTS
                                              -------    --------- ---------
     The U.S. Large Cap Value Series......... $21,037         --    $21,037
     The DFA International Value Series......   5,996      $   8      5,988
     The Japanese Small Company Series.......     (36)       (36)        --
     The Asia Pacific Small Company Series...     (18)       (18)        --
     The Continental Small Company Series....     682         (5)       687
     The Emerging Markets Series.............   5,748         (4)     5,752
     The Emerging Markets Small Cap Series...   3,939       (116)     4,055

                                                  CHANGE IN UNREALIZED
                                              APPRECIATION (DEPRECIATION) ON
                                                      DERIVATIVES
                                              ---------------------------
                                                          FOREIGN
                                                         EXCHANGE   EQUITY
                                               TOTAL     CONTRACTS CONTRACTS
                                              -------    --------- ---------
     The U.S. Large Cap Value Series......... $(3,872)        --    $(3,872)
     The DFA International Value Series......    (852)        --       (852)
     The Continental Small Company Series....      19         --         19
     The Emerging Markets Series.............    (266)        --       (266)
     The Emerging Markets Small Cap Series...     289         --        289

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the year ended October 31, 2016, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                             WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                              AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                           INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                           ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series...........     0.87%       $53,510          3        $ 4        $56,418
The DFA International Value Series........     0.96%         6,426         14          2         40,666
The Japanese Small Company Series.........     1.06%         4,697         23          3         35,507
The Asia Pacific Small Company Series.....     1.07%           120         11         --            188
The United Kingdom Small Company Series...     1.02%         3,099         17          1         18,012
The Continental Small Company Series......     1.10%         8,539         14          4         33,487
The Canadian Small Company Series.........     1.12%         1,826          1         --          1,826
The Emerging Markets Series...............     1.06%        11,513         33         11         27,055
The Emerging Markets Small Cap Series.....     1.04%        16,966         30         16         92,715

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order''), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not utilize the interfund lending program during the year ended October 31, 2016.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2016, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2016, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                --------- -------- --------------------
The U.S. Large Cap Value Series......... $259,866  $167,106       $ 13,371
The DFA International Value Series......  100,986   137,382        (50,541)
The Japanese Small Company Series.......   42,370    46,367          3,752
The Asia Pacific Small Company Series...   29,585    29,869           (873)
The Continental Small Company Series....   36,654    49,457          1,095
The Canadian Small Company Series.......   29,808    29,863          1,183
The Emerging Markets Series.............    4,946     5,107           (252)
The Emerging Markets Small Cap Series...    4,788     6,157            876

J. SECURITIES LENDING:

   As of October 31, 2016, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. Government Agency Securities as follows (amounts in thousands):

                                                        MARKET  OVERINVESTED
                                                        VALUE       CASH
                                                       -------- ------------
    The U.S. Large Cap Value Series................... $631,247       --
    The DFA International Value Series................   21,237       --
    The Japanese Small Company Series.................    8,397       --
    The Asia Pacific Small Company Series.............   22,601       --
    The Continental Small Company Series..............    4,118       --
    The Canadian Small Company Series.................       --    $(529)
    The Emerging Markets Series.......................   88,488       --
    The Emerging Markets Small Cap Series.............  382,300       --

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                        REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                     AS OF OCTOBER 31, 2016
                                    ---------------------------------------------------------
                                    OVERNIGHT AND            BETWEEN
                                     CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                    ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
 Common Stocks, Rights/Warrants.... $820,651,306     --         --         --    $820,651,306
THE DFA INTERNATIONAL VALUE SERIES
 Common Stocks..................... $370,102,917     --         --         --    $370,102,917
THE JAPANESE SMALL COMPANY SERIES
 Common Stocks..................... $280,961,564     --         --         --    $280,961,564
THE ASIA PACIFIC SMALL COMPANY SERIES
 Common Stocks..................... $261,843,149     --         --         --    $261,843,149
THE UNITED KINGDOM SMALL COMPANY SERIES
 Common Stocks..................... $ 56,583,806     --         --         --    $ 56,583,806
THE CONTINENTAL SMALL COMPANY SERIES
 Common Stocks, Rights/Warrants.... $350,189,570     --         --         --    $350,189,570
THE CANADIAN SMALL COMPANY SERIES
 Common Stocks..................... $214,141,764     --         --         --    $214,141,764
THE EMERGING MARKETS SERIES
 Common Stocks..................... $143,647,490     --         --         --    $143,647,490
THE EMERGING MARKETS SMALL CAP SERIES
 Common Stocks..................... $648,630,910     --         --         --    $648,630,910

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE

COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2016

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DIMENSIONAL EMERGING MARKETS VALUE FUND VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                  Dimensional Emerging      MSCI Emerging Markets
                   Markets Value Fund       Index (net dividends)
                 --------------------       --------------------
 10/31/06               $10,000                    $10,000
 11/30/06                10,734                     10,743
 12/31/06                11,114                     11,227
 01/31/07                11,289                     11,108
 02/28/07                11,356                     11,043
 03/31/07                11,951                     11,481
 04/30/07                12,908                     12,025
 05/31/07                13,893                     12,609
 06/30/07                14,292                     13,200
 07/31/07                14,974                     13,897
 08/31/07                14,496                     13,601
 09/30/07                15,804                     15,103
 10/31/07                17,545                     16,788
 11/30/07                16,271                     15,597
 12/31/07                16,251                     15,652
 01/31/08                14,640                     13,699
 02/29/08                15,228                     14,710
 03/31/08                14,720                     13,932
 04/30/08                15,859                     15,062
 05/31/08                16,002                     15,342
 06/30/08                14,145                     13,811
 07/31/08                13,872                     13,290
 08/31/08                12,690                     12,229
 09/30/08                10,502                     10,089
 10/31/08                 7,244                      7,328
 11/30/08                 6,697                      6,776
 12/31/08                 7,524                      7,305
 01/31/09                 6,847                      6,833
 02/28/09                 6,266                      6,447
 03/31/09                 7,353                      7,374
 04/30/09                 8,800                      8,601
 05/31/09                10,786                     10,071
 06/30/09                10,654                      9,935
 07/31/09                12,089                     11,052
 08/31/09                12,184                     11,013
 09/30/09                13,312                     12,012
 10/31/09                12,999                     12,027
 11/30/09                13,833                     12,544
 12/31/09                14,524                     13,039
 01/31/10                13,702                     12,312
 02/28/10                13,813                     12,355
 03/31/10                15,031                     13,353
 04/30/10                15,133                     13,514
 05/31/10                13,554                     12,326
 06/30/10                13,640                     12,235
 07/31/10                14,908                     13,254
 08/31/10                14,641                     12,997
 09/30/10                16,405                     14,441
 10/31/10                16,971                     14,860
 11/30/10                16,428                     14,468
 12/31/10                17,799                     15,500
 01/31/11                17,244                     15,080
 02/28/11                16,965                     14,939
 03/31/11                17,944                     15,818
 04/30/11                18,590                     16,308
 05/31/11                17,887                     15,880
 06/30/11                17,523                     15,636
 07/31/11                17,384                     15,567
 08/31/11                15,625                     14,176
 09/30/11                12,826                     12,109
 10/31/11                14,516                     13,713
 11/30/11                13,785                     12,799
 12/31/11                13,295                     12,645
 01/31/12                15,145                     14,079
 02/29/12                16,069                     14,922
 03/31/12                15,384                     14,424
 04/30/12                14,889                     14,252
 05/31/12                13,244                     12,653
 06/30/12                13,847                     13,142
 07/31/12                13,765                     13,398
 08/31/12                13,961                     13,354
 09/30/12                14,863                     14,159
 10/31/12                14,675                     14,073
 11/30/12                14,843                     14,252
 12/31/12                15,930                     14,949
 01/31/13                16,192                     15,155
 02/28/13                15,927                     14,965
 03/31/13                15,796                     14,707
 04/30/13                15,938                     14,818
 05/31/13                15,489                     14,438
 06/30/13                14,189                     13,518
 07/31/13                14,470                     13,660
 08/31/13                14,169                     13,425
 09/30/13                15,219                     14,298
 10/31/13                15,913                     14,993
 11/30/13                15,537                     14,774
 12/31/13                15,386                     14,560
 01/31/14                14,317                     13,615
 02/28/14                14,638                     14,066
 03/31/14                15,295                     14,497
 04/30/14                15,401                     14,546
 05/31/14                16,032                     15,053
 06/30/14                16,456                     15,453
 07/31/14                16,772                     15,752
 08/31/14                17,150                     16,107
 09/30/14                15,753                     14,913
 10/31/14                15,739                     15,089
 11/30/14                15,483                     14,930
 12/31/14                14,769                     14,241
 01/31/15                14,652                     14,327
 02/28/15                15,179                     14,770
 03/31/15                14,758                     14,560
 04/30/15                16,226                     15,680
 05/31/15                15,509                     15,052
 06/30/15                15,022                     14,661
 07/31/15                13,824                     13,645
 08/31/15                12,573                     12,411
 09/30/15                12,157                     12,038
 10/31/15                12,914                     12,896
 11/30/15                12,416                     12,393
 12/31/15                12,046                     12,117
 01/31/16                11,375                     11,331
 02/29/16                11,446                     11,312
 03/31/16                13,139                     12,809
 04/30/16                13,494                     12,879
 05/31/16                12,624                     12,398
 06/30/16                13,318                     12,894
 07/31/16                14,160                     13,543           Past performance is not predictive of
 08/31/16                14,425                     13,879           future performance.
 09/30/16                14,632                     14,058           The returns shown do not reflect the
 10/31/16                14,954                     14,091           deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE        FIVE        TEN            would pay on fund distributions or the
         TOTAL RETURN          YEAR       YEARS      YEARS           redemption of fund shares.
         ------------------------------------------------------      MSCI data copyright MSCI 2016, all
                              15.80%      0.60%      4.11%           rights reserved.

--------------------------------------------------------------------------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      MANAGEMENT DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Emerging markets had stronger performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------

                                                RETURN IN U.S. DOLLARS
                                                ----------------------

         MSCI Emerging Markets Index...........         9.27%
         MSCI Emerging Markets Small Cap Index.         4.78%
         MSCI Emerging Markets Value Index.....         8.60%
         MSCI Emerging Markets Growth Index....         9.81%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of emerging markets. In particular, while the U.S. dollar appreciated significantly against the Mexican peso, it also depreciated significantly against the Brazilian real. Overall, currency fluctuations benefitted from USD-denominated returns in emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------

              China........................     1.62%             1.54%
              Korea........................     5.56%             5.17%
              Taiwan.......................    14.56%            17.85%
              India........................     6.28%             3.99%
              South Africa.................    -0.92%             1.46%
              Brazil.......................    40.59%            70.69%
              Mexico.......................     8.65%            -4.51%
              Russia.......................    17.86%            18.61%
              Malaysia.....................     4.44%             6.95%
              Indonesia....................    26.13%            32.31%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

DIMENSIONAL EMERGING MARKETS VALUE FUND
   The Dimensional Emerging Markets Value Fund is designed to capture the returns of value stocks of large and small companies in selected emerging markets. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Fund held approximately 2,200 securities across 19 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 15.80% for the Fund and 9.27% for the MSCI Emerging Markets Index (net dividends), the Fund's benchmark. As a result of the Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Fund invests primarily in low relative price (value) stocks, while the benchmark is neutral with regard to value or growth stocks. The Fund's emphasis on the lowest relative price (deep value) stocks contributed positively to its performance relative to the benchmark, as that segment of the market outperformed for the year, especially among small-caps. In addition, differences in country allocations contributed positively to the Fund's relative performance. The Fund held a lesser allocation to China, which underperformed, and a larger allocation to Brazil, which outperformed, in each case contributing positively to relative performance.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED OCTOBER 31, 2016
EXPENSE TABLES
                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/16  10/31/16    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,108.20    0.16%    $0.85
Hypothetical 5% Annual Return........... $1,000.00 $1,024.33    0.16%    $0.81

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              Consumer Discretionary.......................   9.5%
              Consumer Staples.............................   4.2%
              Energy.......................................  16.8%
              Financials...................................  29.6%
              Health Care..................................   0.5%
              Industrials..................................   9.2%
              Information Technology.......................   8.0%
              Materials....................................  15.2%
              Real Estate..................................   3.2%
              Telecommunication Services...................   2.0%
              Utilities....................................   1.8%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                     PERCENTAGE
                                          SHARES       VALUE++     OF NET ASSETS**
                                          ------       -------     ---------------
COMMON STOCKS -- (92.2%)
BRAZIL -- (6.2%)
    Banco do Brasil SA.................  11,814,302 $  108,408,805            0.7%
    BM&FBovespa SA - Bolsa de Valores
     Mercadorias e Futuros.............  13,256,844     78,079,156            0.5%
    Kroton Educacional SA..............  13,035,605     64,932,995            0.4%
*   Petroleo Brasileiro SA.............  12,763,637     74,534,522            0.5%
*   Petroleo Brasileiro SA Sponsored
     ADR...............................  22,735,012    265,317,590            1.6%
#   Vale SA Sponsored ADR..............  16,396,265    113,462,154            0.7%
    Other Securities...................                357,181,075            2.0%
                                                    --------------           -----
TOTAL BRAZIL...........................              1,061,916,297            6.4%
                                                    --------------           -----

CHILE -- (1.5%)
    Other Securities...................                256,066,436            1.5%
                                                    --------------           -----

CHINA -- (14.1%)
    Agricultural Bank of China, Ltd.
     Class H........................... 188,329,000     79,224,525            0.5%
    Bank of China, Ltd. Class H........ 535,573,817    240,000,782            1.5%
    China Construction Bank Corp.
     Class H........................... 692,941,101    506,017,971            3.1%
    China Petroleum & Chemical Corp.
     ADR...............................   1,158,578     83,904,204            0.5%
#   China Unicom Hong Kong, Ltd. ADR...   7,246,321     84,926,882            0.5%
    CNOOC, Ltd......................... 117,592,000    147,962,957            0.9%
    Industrial & Commercial Bank of
     China, Ltd. Class H............... 372,912,996    223,837,040            1.4%
    Other Securities...................              1,040,193,122            6.1%
                                                    --------------           -----
TOTAL CHINA............................              2,406,067,483           14.5%
                                                    --------------           -----

COLOMBIA -- (0.2%)
    Other Securities...................                 34,189,337            0.2%
                                                    --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities...................                 42,272,990            0.3%
                                                    --------------           -----

GREECE -- (0.0%)
    Other Securities...................                  7,063,890            0.0%
                                                    --------------           -----

HONG KONG -- (0.0%)
    Other Securities...................                    679,848            0.0%
                                                    --------------           -----

HUNGARY -- (0.6%)
    OTP Bank P.L.C.....................   2,918,488     81,788,121            0.5%
    Other Securities...................                 18,500,396            0.1%
                                                    --------------           -----
TOTAL HUNGARY..........................                100,288,517            0.6%
                                                    --------------           -----

INDIA -- (13.1%)
    Axis Bank, Ltd.....................  10,438,329     76,215,999            0.5%
    ICICI Bank, Ltd. Sponsored ADR.....  16,081,202    133,313,164            0.8%
    Reliance Industries, Ltd...........  19,870,744    312,234,750            1.9%
    Tata Motors, Ltd...................  15,010,621    119,339,370            0.7%
    Other Securities...................              1,597,583,381            9.5%
                                                    --------------           -----
TOTAL INDIA............................              2,238,686,664           13.4%
                                                    --------------           -----

INDONESIA -- (3.1%)
    Bank Mandiri Persero Tbk PT........  95,456,931     84,083,115            0.5%
    Other Securities...................                446,507,146            2.7%
                                                    --------------           -----
TOTAL INDONESIA........................                530,590,261            3.2%
                                                    --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                        PERCENTAGE
                                             SHARES       VALUE++     OF NET ASSETS**
                                             ------       -------     ---------------
MALAYSIA -- (3.4%)
    Other Securities......................             $  577,744,389            3.5%
                                                       --------------           -----

MEXICO -- (5.1%)
*   Cemex S.A.B. de C.V. Sponsored ADR....  13,493,350    117,122,279            0.7%
    Fomento Economico Mexicano S.A.B. de
     C.V. Sponsored ADR...................   1,633,336    156,261,255            0.9%
#   Grupo Financiero Banorte S.A.B. de
     C.V. Class O.........................  21,258,812    125,409,107            0.8%
    Grupo Mexico S.A.B. de C.V. Series B..  36,736,533     90,184,389            0.6%
    Other Securities......................                385,259,751            2.3%
                                                       --------------           -----
TOTAL MEXICO..............................                874,236,781            5.3%
                                                       --------------           -----

PHILIPPINES -- (1.1%)
    Other Securities......................                191,803,333            1.2%
                                                       --------------           -----

POLAND -- (1.5%)
#   Polski Koncern Naftowy Orlen SA.......   3,609,126     71,505,205            0.4%
    Other Securities......................                191,714,537            1.2%
                                                       --------------           -----
TOTAL POLAND..............................                263,219,742            1.6%
                                                       --------------           -----

RUSSIA -- (2.2%)
    Gazprom PJSC Sponsored ADR............  61,401,592    264,756,173            1.5%
    Lukoil PJSC Sponsored ADR.............   1,526,223     74,239,014            0.4%
    Other Securities......................                 29,810,325            0.3%
                                                       --------------           -----
TOTAL RUSSIA..............................                368,805,512            2.2%
                                                       --------------           -----

SOUTH AFRICA -- (7.1%)
    Barclays Africa Group, Ltd............   5,579,767     64,750,119            0.4%
    MTN Group, Ltd........................  10,762,518     92,959,482            0.6%
    Sasol, Ltd............................   3,802,484    105,005,545            0.6%
    Standard Bank Group, Ltd..............  16,569,484    175,889,757            1.1%
    Steinhoff International Holdings NV...  24,951,223    134,603,568            0.8%
    Other Securities......................                632,956,606            3.7%
                                                       --------------           -----
TOTAL SOUTH AFRICA........................              1,206,165,077            7.2%
                                                       --------------           -----

SOUTH KOREA -- (14.1%)
    Hana Financial Group, Inc.............   3,086,346     88,276,195            0.5%
    Hyundai Motor Co......................   1,517,445    185,263,981            1.1%
    KB Financial Group, Inc. ADR..........   3,020,559    111,700,272            0.7%
    Kia Motors Corp.......................   2,442,082     86,715,201            0.5%
#   LG Electronics, Inc...................   1,692,217     70,543,997            0.4%
    POSCO.................................     533,590    111,025,370            0.7%
    POSCO Sponsored ADR...................   1,449,591     75,306,252            0.5%
    Shinhan Financial Group Co., Ltd......   3,520,728    134,682,551            0.8%
    SK Innovation Co., Ltd................     752,489     99,053,339            0.6%
    Other Securities......................              1,442,859,087            8.6%
                                                       --------------           -----
TOTAL SOUTH KOREA.........................              2,405,426,245           14.4%
                                                       --------------           -----

TAIWAN -- (14.0%)
#   First Financial Holding Co., Ltd...... 144,043,234     75,453,806            0.5%
#   Fubon Financial Holding Co., Ltd......  92,306,471    130,605,137            0.8%
    Mega Financial Holding Co., Ltd....... 129,885,796     88,800,916            0.6%
#   Pegatron Corp.........................  24,483,998     65,929,943            0.4%
#   United Microelectronics Corp.......... 216,382,681     80,538,501            0.5%
    Other Securities......................              1,956,054,996           11.6%
                                                       --------------           -----
TOTAL TAIWAN..............................              2,397,383,299           14.4%
                                                       --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                       PERCENTAGE
                                            SHARES       VALUE++     OF NET ASSETS**
                                            ------       -------     ---------------
THAILAND -- (3.3%)
      PTT PCL............................ 21,629,500 $   213,838,331            1.3%
      Other Securities...................                349,702,709            2.1%
                                                     ---------------          ------
TOTAL THAILAND...........................                563,541,040            3.4%
                                                     ---------------          ------

TURKEY -- (1.4%)
      Other Securities...................                240,781,051            1.4%
                                                     ---------------          ------
TOTAL COMMON STOCKS......................             15,766,928,192           94.7%
                                                     ---------------          ------

PREFERRED STOCKS -- (4.3%)
BRAZIL -- (4.2%)
*     Petroleo Brasileiro SA............. 28,867,973     159,985,728            1.0%
#*    Petroleo Brasileiro SA Sponsored
       ADR............................... 22,867,709     252,916,862            1.5%
      Vale SA............................ 23,147,649     149,604,010            0.9%
#     Vale SA Sponsored ADR.............. 10,365,717      66,755,217            0.4%
      Other Securities...................                 90,363,373            0.5%
                                                     ---------------          ------
TOTAL BRAZIL.............................                719,625,190            4.3%
                                                     ---------------          ------

COLOMBIA -- (0.1%)
      Other Securities...................                 14,779,867            0.1%
                                                     ---------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities...................                  1,768,449            0.0%
                                                     ---------------          ------
TOTAL PREFERRED STOCKS...................                736,173,506            4.4%
                                                     ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...................                     35,001            0.0%
                                                     ---------------          ------
INDIA -- (0.0%)
      Other Securities...................                    850,210            0.0%
                                                     ---------------          ------
SOUTH KOREA -- (0.0%)
      Other Securities...................                  1,582,912            0.0%
                                                     ---------------          ------
TOTAL RIGHTS/WARRANTS....................                  2,468,123            0.0%
                                                     ---------------          ------
TOTAL INVESTMENT SECURITIES..............             16,505,569,821
                                                     ---------------

                                                         VALUE+
                                                         ------
SECURITIES LENDING COLLATERAL -- (3.5%)
(S)@  DFA Short Term Investment Fund..... 51,188,093     592,348,611            3.6%
                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $18,135,039,268).................             $17,097,918,432          102.7%
                                                     ===============          ======

Summary of the Fund's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                    LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 -------------- --------------- ------- ---------------
Common Stocks
 Brazil......................... $1,061,916,297              --   --    $ 1,061,916,297
 Chile..........................     68,522,696 $   187,543,740   --        256,066,436
 China..........................    222,507,491   2,183,559,992   --      2,406,067,483
 Colombia.......................     34,189,337              --   --         34,189,337

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 --------------  --------------- ------- ---------------
 Czech Republic.................             --  $    42,272,990   --    $    42,272,990
 Greece.........................             --        7,063,890   --          7,063,890
 Hong Kong......................             --          679,848   --            679,848
 Hungary........................             --      100,288,517   --        100,288,517
 India.......................... $  166,309,441    2,072,377,223   --      2,238,686,664
 Indonesia......................      5,419,169      525,171,092   --        530,590,261
 Malaysia.......................         13,467      577,730,922   --        577,744,389
 Mexico.........................    874,236,781               --   --        874,236,781
 Philippines....................             --      191,803,333   --        191,803,333
 Poland.........................             --      263,219,742   --        263,219,742
 Russia.........................     10,015,478      358,790,034   --        368,805,512
 South Africa...................    137,638,609    1,068,526,468   --      1,206,165,077
 South Korea....................    293,776,615    2,111,649,630   --      2,405,426,245
 Taiwan.........................     35,243,272    2,362,140,027   --      2,397,383,299
 Thailand.......................    563,411,706          129,334   --        563,541,040
 Turkey.........................             --      240,781,051   --        240,781,051
Preferred Stocks
 Brazil.........................    719,625,190               --   --        719,625,190
 Colombia.......................     14,779,867               --   --         14,779,867
 South Korea....................      1,768,449               --   --          1,768,449
Rights/Warrants
 Australia......................             --           35,001   --             35,001
 India..........................             --          850,210   --            850,210
 South Korea....................             --        1,582,912   --          1,582,912
Securities Lending Collateral...             --      592,348,611   --        592,348,611
Futures Contracts**.............       (394,528)              --   --           (394,528)
                                 --------------  ---------------   --    ---------------
TOTAL........................... $4,208,979,337  $12,888,544,567   --    $17,097,523,904
                                 ==============  ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $905,952 of securities on loan)*.... $16,505,570
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $592,251).......................................     592,349
Segregated Cash for Futures Contracts...............................       4,653
Foreign Currencies at Value.........................................     123,200
Cash................................................................       2,187
Receivables:
 Investment Securities Sold.........................................      21,989
 Dividends, Interest and Tax Reclaims...............................       1,885
 Securities Lending Income..........................................       2,395
 Futures Margin Variation...........................................          57
                                                                     -----------
     Total Assets...................................................  17,254,285
                                                                     -----------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned...................................     592,234
 Due to Advisor.....................................................       1,406
 Line of Credit.....................................................      11,747
Accrued Expenses and Other Liabilities..............................       1,391
                                                                     -----------
     Total Liabilities..............................................     606,778
                                                                     -----------
NET ASSETS.......................................................... $16,647,507
                                                                     ===========
Investments at Cost................................................. $17,542,788
                                                                     ===========
Foreign Currencies at Cost.......................................... $   123,360
                                                                     ===========

----------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

 INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $54,517............. $  400,123
  Interest........................................................         24
  Income from Securities Lending..................................     30,547
                                                                   ----------
      Total Investment Income.....................................    430,694
                                                                   ----------
 EXPENSES
  Investment Management Fees......................................     14,975
  Accounting & Transfer Agent Fees................................        818
  Custodian Fees..................................................      6,604
  Shareholders' Reports...........................................         63
  Directors'/Trustees' Fees & Expenses............................        103
  Professional Fees...............................................        590
  Other...........................................................        687
                                                                   ----------
      Total Expenses..............................................     23,840
                                                                   ----------
  Fees Paid Indirectly (Note C)...................................       (198)
                                                                   ----------
  Net Expenses....................................................     23,642
                                                                   ----------
  NET INVESTMENT INCOME (LOSS)....................................    407,052
                                                                   ----------
 REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...................................    (88,448)
    Futures.......................................................     11,480
    Foreign Currency Transactions.................................      3,671
    Forward Currency Contracts....................................         93
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................  1,983,912
    Futures.......................................................       (395)
    Translation of Foreign Currency Denominated Amounts...........         48
                                                                   ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................  1,910,361
                                                                   ----------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.. $2,317,413
                                                                   ==========

----------
* Net of foreign capital gain taxes withheld of $145.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                           DIMENSIONAL EMERGING
                                                                            MARKETS VALUE FUND
                                                                         ------------------------
                                                                             YEAR         YEAR
                                                                            ENDED        ENDED
                                                                           OCT. 31,     OCT. 31,
                                                                             2016         2015
                                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................................... $   407,052  $   437,571
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................     (88,448)    (413,376)
    Futures.............................................................      11,480           --
    Foreign Currency Transactions.......................................       3,764       (7,896)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................   1,983,912   (3,319,869)
    Futures.............................................................        (395)          --
    Translation of Foreign Currency Denominated Amounts.................          48          108
                                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....   2,317,413   (3,303,462)
                                                                         -----------  -----------
Transactions in Interest:
  Contributions.........................................................   1,192,055    1,713,486
  Withdrawals...........................................................  (1,950,019)  (2,249,483)
                                                                         -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..............    (757,964)    (535,997)
                                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............................   1,559,449   (3,839,459)
NET ASSETS
  Beginning of Year.....................................................  15,088,058   18,927,517
                                                                         -----------  -----------
  End of Year........................................................... $16,647,507  $15,088,058
                                                                         ===========  ===========

----------
* Net of foreign capital gain taxes withheld of $145 and $0, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS


                                                                      DIMENSIONAL EMERGING MARKETS VALUE FUND
                                                         -----------------------------------------------------------------
                                                             YEAR         YEAR          YEAR          YEAR         YEAR
                                                            ENDED        ENDED         ENDED         ENDED        ENDED
                                                           OCT. 31,     OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,
                                                             2016         2015          2014          2013         2012
---------------------------------------------------------------------------------------------------------------------------
Total Return............................................       15.80%      (17.95)%       (1.09)%        8.43%        1.10%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $16,647,507  $15,088,058   $18,927,517   $19,427,286  $16,884,322
Ratio of Expenses to Average Net Assets.................        0.16%        0.15%         0.15%         0.16%        0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................        0.16%        0.15%         0.15%         0.16%        0.20%
Ratio of Net Investment Income to Average Net Assets....        2.72%        2.54%         2.76%         2.32%        2.43%
Portfolio Turnover Rate.................................          12%          14%           12%            6%           8%
---------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies." The Fund consists of one series.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of October 31, 2016, the Fund had significant transfers of securities with a total value of $995,531 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees & Expenses. At October 31, 2016, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $508 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund. For the year ended October 31, 2016, the Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

EARNED INCOME CREDIT:

   In addition, Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the year ended October 31, 2016, expenses reduced were $198 (amount in thousands).

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $16 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Fund transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                   PURCHASES    SALES
                                                   ---------- ----------
        Dimensional Emerging Markets Value Fund... $1,868,316 $1,845,183

   There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                 NET UNREALIZED
                                           FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                              COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                           ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund... $18,135,039  $2,483,785  $(3,520,905)  $(1,037,120)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Fund.

   2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded.

Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2016, the Fund had the following outstanding futures contracts (dollar amounts in thousands):

                                                                  UNREALIZED
                                    EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                   DESCRIPTION         DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                ------------------- ---------- --------- -------- ---------- ----------
Dimensional
  Emerging
  Markets       MINI MSCI Emerging
  Value Fund...   Markets Index(R)   12/16/16     650    $29,364    $(395)     $4,653
                                                         -------    -----      ------
                                                         $29,364    $(395)     $4,653
                                                         =======    =====      ======

   Securities have been segregated as collateral for open futures contracts.

   3. FORWARD CURRENCY CONTRACTS: The Fund may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Fund's currency exposure with respect to a foreign market will be based primarily on the Fund's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Fund as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2016, the Fund had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016:

                                                      FORWARD
                                                     CURRENCY
                                                     CONTRACTS FUTURES
                                                     --------- -------
          Dimensional Emerging Markets Value Fund *.   $682    $50,910

* The Fund had derivative activity during the period but it did not have open forward positions at October 31, 2016.

   The following is a summary of the location of derivatives on the Fund's Statements of Assets and Liabilities as of October 31, 2016:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE              ASSET DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Receivables: Futures
                                          Margin Variation

   The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

                                            LIABILITY DERIVATIVES VALUE
                                            --------------------------
                                              TOTAL VALUE
                                                   AT          EQUITY
                                            OCTOBER 31, 2016 CONTRACTS*
                                            ---------------- ----------
        Dimensional Emerging Markets Value
          Fund.............................      $(395)        $(395)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Fund's Statements of Operations of realized and change in unrealized gains and losses from the Fund's derivative instrument holdings through the year ended October 31, 2016:

            DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
            ---------------   --------------------------------------
            Equity contracts  Net Realized Gain (Loss) on: Futures
                              Change in Unrealized Appreciation
                                (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                                REALIZED GAIN (LOSS) ON
                                                      DERIVATIVES
                                              ----------------------------------------
                                                                              FORWARD
                                                              EQUITY         CURRENCY
                                               TOTAL         CONTRACTS       CONTRACTS
                                                 -------     ---------       ---------
     Dimensional Emerging Markets Value Fund. $11,573         $11,480           $93

                                              CHANGE IN UNREALIZED
                                              APPRECIATION (DEPRECIATION) ON
                                                 DERIVATIVES
                                              -----------------------------
                                                              EQUITY
                                               TOTAL         CONTRACTS
                                                 -------     ---------
     Dimensional Emerging Markets Value Fund. $  (395)        $  (395)

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the year ended October 31, 2016, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                       AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                    INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                    ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value
  Fund.............................     1.01%       $25,340         51        $39       $152,831

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that the Fund's available line of credit was utilized.

   At October 31, 2016, the Fund had loans outstanding in the amount of $11,747 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Fund did not utilize the interfund lending program during the year ended October 31, 2016.

H. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2016, if any, were executed by the Portfolio pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/ trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2016, cross trades by the Portfolio under Rule 17a-7 were as follows (amounts in thousands):

 PORTFOLIO                                PURCHASES SALES  REALIZED GAIN (LOSS)
 ---------                                --------- ------ --------------------
 Dimensional Emerging Markets Value Fund.   6,642   11,567        1,955

I. SECURITIES LENDING:

   As of October 31, 2016, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. Government Agency Securities with a market value of $421,691 (amounts in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount
(i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                             REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                          AS OF OCTOBER 31, 2016
                                         ---------------------------------------------------------
                                         OVERNIGHT AND            BETWEEN
                                          CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                         ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
DIMENSIONAL EMERGING MARKETS VALUE FUND
 Common Stocks, Preferred Stocks........ $592,348,611     --         --         --    $592,348,611

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value
Fund:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund (the "Fund") as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2016

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees: an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements, and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2016.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2016.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes, and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2016.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.

       NAME, POSITION                                PORTFOLIOS WITHIN THE
       WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
 ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE            OVERSEEN           OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------
                                            DISINTERESTED TRUSTEES/DIRECTORS
------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides      Since Inception        122 portfolios in 4    Leo Melamed Professor of Finance, The
Director of DFAIDG and                               investment companies   University of Chicago Booth School of Business.
DIG.
Trustee of DFAITC and
DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------------
John P. Gould                 DFAIDG-Since 1986      122 portfolios in 4    Steven G. Rothmeier Professor and
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Distinguished Service Professor of Economics,
Trustee of DFAITC and DEM     DFAITC-Since 1992                             University of Chicago Booth School of Business
The University of Chicago     DEM-Since 1993                                (since 1965). Member and Chair, Competitive
Booth School of Business                                                    Markets Advisory Council, Chicago Mercantile
5807 S. Woodlawn Avenue                                                     Exchange (futures trading exchange) (since
Chicago, IL 60637                                                           2004). Trustee, Harbor Fund (registered
1939                                                                        investment company) (29 Portfolios) (since 1994).
                                                                            Formerly, Member of the Board of Milwaukee
                                                                            Insurance Company (1997-2010).
------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAIDG-Since 1981      122 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Partner, Zebra Capital Management, LLC (hedge
Yale School of Management     DEM-Since 1993                                fund and asset manager) (since 2001).
P.O. Box 208200                                                             Consultant to Morningstar Inc. (since 2006).
New Haven, CT 06520-8200                                                    Formerly, Director, BIRR Portfolio Analysis, Inc.
1943                                                                        (sofware Products) (1990-2010).
------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear              DFAIDG-Since 2010      122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG    DIG-Since 2010         investment companies   Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM     DFAITC-Since 2010                             Professor of Human Resources Management and
Stanford University Graduate  DEM-Since 2010                                Economics, Graduate School of Business,
School of Business                                                          Stanford University (since 1995). Cornerstone
434 Galvez Mall                                                             Research (expert testimony and economic and
Stanford, CA 94305                                                          financial analysis) (since 2009). Formerly,
1948                                                                        Chairman of the President George W. Bush's
                                                                            Council of Economic Advisors, State of California
                                                                            (2005-2006). Formerly, Commissioner, White
                                                                            House Panel on Tax Reform (2005)
------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes              DFAIDG-Since 1981      122 portfolios in 4    Chief Investment Strategist, Janus Capital Group
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Inc. (since 2014). Frank E. Buck Professor of
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Finance Emeritus, Graduate School of Business,
c/o Dimensional Fund          DEM-Since 1993                                Stanford University (since 1981). Chairman,
Advisers, LP                                                                Ruapay Inc. (since 2013). Formerly, Chairman,
6300 Bee Cave Road                                                          Platinum Grove Asset Management, L.P. (hedge
Building 1                                                                  fund) (formerly, Oak Hill Platinum Partners)
Austin, TX 78746                                                            (1999-2009). Formerly, Director, American
1941                                                                        Centruy Fund Complex (registered investment
                                                                            companies) (43 Portfolios) (1980-2014).
------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                DFAIDG-Since 2000      122 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG    DIG-Since 2000         investment companies   Professor of Accounting, University of Chicago
Trustee of DFAITC and DEM     DFAITC-Since 2000                             Booth School of Business (since 1980). Director,
The University of Chicago     DEM-Since 2000                                HNI Corporation (formerly known as HON
Booth School of Business                                                    Industries Inc.) (office furniture) (since 2000).
5807 S. Woodlawn Avenue                                                     Director, Ryder System Inc. (transportation,
Chicago, IL 60637                                                           logistics and supply-chain management) (since
1953                                                                        2003). Trustee, UBS Funds (4 investment
                                                                            companies within the fund complex) (33
                                                                            portfolios) (since 2009). Formerly, Co-Director
                                                                            Investment Research, Fundamental Investment
                                                                            Advisors (hedge fund) (2008-2011).

      NAME, POSITION                                PORTFOLIOS WITHIN THE
      WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
 ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE           OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------------------------------------------------------------------------------------------------------------
                                               INTERESTED TRUSTEES/DIRECTORS*
--------------------------------------------------------------------------------------------------------------------------------
David G. Booth                DFAIDG-Since 1981     122 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,   DIG-Since 1992        investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief        DFAITC-Since 1992                            Officer (until 1/1/2010) of the following companies:
Executive Officer             DEM-Since 1993                               Dimensional Holdings Inc., Dimensional Fund
6300 Bee Cave Road                                                         Advisors LP, DFA Securities LLC, DEM, DFAIDG,
Building One                                                               DIG and DFAITC (collectively, the "DFA Entities").
Austin, TX 78746                                                           Director of Dimensional Fund Advisors Ltd. and
1946                                                                       formerly, Chief Investment Officer. Director of DFA
                                                                           Australia Limited and formerly, President and Chief
                                                                           Investment Officer. Director of Dimensional
                                                                           Advisors Ltd., Dimensional Funds plc and
                                                                           Dimensional Funds II plc. Formerly, President,
                                                                           Dimensional SmartNest (US) LLC (2009- 2014).
                                                                           Formerly, Limited Partner, Oak Hill Partners (2001-
                                                                           2010). Limited Partner, VSC Investors, LLC (since
                                                                           2007). Trustee, University of Chicago. Trustee,
                                                                           University of Kansas Endowment Association.
                                                                           Formerly, Director, SA Funds (registered
                                                                           investment company). Chairman, Director and
                                                                           Co-Chief Executive Officer of Dimensional Fund
                                                                           Advisors Canada ULC. Director and President
                                                                           (since 2012) of Dimensional Japan Ltd. Chairman,
                                                                           Director, President, and Co-Chief Executive Officer
                                                                           of Dimensional Cayman Commodity Fund I Ltd.
                                                                           (since 2010).
--------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto            DFAIDG-Since 2009     122 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief    DIG-Since 2009        investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-     DFAITC-Since 2009                            2014), Director/Trustee, and formerly, Chief
Chief Investment Officer      DEM-Since 2009                               Investment Officer (March 2007-June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive Officer
Building One                                                               and Chief Investment Officer (since 2010) of
Austin, TX 78746                                                           Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President and
                                                                           Co-Chief Investment Officer of Dimensional Fund
                                                                           Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director of
                                                                           DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director of
                                                                           Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice
                                                                           President of the DFA Entities and Dimensional
                                                                           Fund Advisors Canada ULC. Director and Chief
                                                                           Investment Officer (since December 2012) of
                                                                           Dimensional Japan Ltd.
--------------------------------------------------------------------------------------------------------------------------------

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the DFAIDG, DIG, DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                            TERM OF OFFICE/1/
  NAME AND YEAR OF                           AND LENGTH OF
        BIRTH               POSITION            SERVICE            PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
April A. Aandal        Vice President         Since 2008       Vice President of all the DFA Entities.
1963
-----------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1974                                                           Vice President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012).
-----------------------------------------------------------------------------------------------------------------
Magdalia S. Armstrong  Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (January 2011-January 2016).
-----------------------------------------------------------------------------------------------------------------
Darryl D. Avery        Vice President         Since 2005       Vice President of all the DFA Entities.
1966
-----------------------------------------------------------------------------------------------------------------
Arthur H. Barlow       Vice President         Since 1993       Vice President of all the DFA Entities. Director
1955                                                           and Managing Director of Dimensional Fund
                                                               Advisors Ltd (since September 2013). Director of
                                                               Dimensional Funds plc and Dimensional Funds II
                                                               plc (since November 2013).
-----------------------------------------------------------------------------------------------------------------
Lana Bergstein         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------
Stanley W. Black       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-
                                                               January 2014) and Research Associate (2006-
                                                               2011) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Aaron T. Borders       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (April 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------
Scott A. Bosworth      Vice President         Since 2007       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------------
Valerie A. Brown       Vice President and     Since 2001       Vice President and Assistant Secretary of all the
1967                   Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund
                                                               Advisors Pte. and Dimensional Hong Kong
                                                               Limited. Director, Vice President, Director and
                                                               Assistant Secretary of Dimensional Fund Advisors
                                                               Canada ULC.
-----------------------------------------------------------------------------------------------------------------
David P. Butler        Vice President         Since 2007       Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
-----------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit      Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (December 2010-January 2012).
-----------------------------------------------------------------------------------------------------------------
Hunt M. Cairns         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014)
                                                               for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
David K. Campbell      Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1966                                                           DC Relationship Manager for Dimensional Fund
                                                               Advisors LP (October 2010-January 2016).
-----------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain  Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                           Regional Director (January 2012-January 2015)
                                                               for Dimensional Fund Advisors LP; Principal for
                                                               Chamberlain Financial Group (October 2010-
                                                               December 2011).
-----------------------------------------------------------------------------------------------------------------

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski   Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director (June 2011-January 2015) for
                                                        Dimensional Fund Advisors LP; Sales Executive
                                                        for Vanguard (2004-June 2011).
-----------------------------------------------------------------------------------------------------------
James G. Charles     Vice President    Since 2011       Vice President of all the DFA Entities.
1956
-----------------------------------------------------------------------------------------------------------
Joseph H. Chi        Vice President    Since 2009       Vice President of all the DFA Entities. Co-Head of
1966                                                    Portfolio Management (since March 2012) and
                                                        Senior Portfolio Manager (since January 2012) for
                                                        Dimensional Fund Advisors LP. Vice President of
                                                        Dimensional Fund Advisors Canada ULC (since
                                                        April 2016). Formerly, Portfolio Manager for
                                                        Dimensional Fund Advisors LP (October 2005 to
                                                        January 2012).
-----------------------------------------------------------------------------------------------------------
Pil Sun Choi         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                    Counsel for Dimensional Fund Advisors LP (April
                                                        2012-January 2014); Vice President and Counsel
                                                        for AllianceBernstein L.P. (2006-2012).
-----------------------------------------------------------------------------------------------------------
Stephen A. Clark     Vice President    Since 2004       Vice President of all the DFA Entities. Director
1972                                                    and Vice President of Dimensional Japan Ltd
                                                        (since February 2016). President and Director of
                                                        Dimensional Fund Advisors Canada ULC (since
                                                        February 2016), Vice President of DFA Australia
                                                        Limited (since April 2008) and Director (since Oct
                                                        2016). Director of Dimensional Advisors Ltd,
                                                        Dimensional Fund Advisors Pte. Ltd., and
                                                        Dimensional Hong Kong Limited, (since April
                                                        2016), Vice President of Dimensional Fund
                                                        Advisors Pte Ltd. (since June 2016), Head of
                                                        Global Institutional Services for Dimensional Fund
                                                        Advisors LP (since January 2014). Formerly, Vice
                                                        President of Dimensional Fund Advisors Canada
                                                        ULC (December 2010-February 2016); Head of
                                                        Institutional, North America (March 2012 to
                                                        December 2013) and Head of Portfolio
                                                        Management (January 2006 to March 2012) for
                                                        Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Matthew B. Cobb      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (September 2011-March 2013); Vice President
                                                        at MullinTBG (2005-2011).
-----------------------------------------------------------------------------------------------------------
Rose C. Cooke        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (August 2010-March 2014).
-----------------------------------------------------------------------------------------------------------
Ryan Cooper          Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1979                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (2003-March 2014).
-----------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell   Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1976                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (August 2002-January 2012).
-----------------------------------------------------------------------------------------------------------
Robert P. Cornell    Vice President    Since 2007       Vice President of all the DFA Entities.
1949
-----------------------------------------------------------------------------------------------------------
John W. Crill (Wes)  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                    Senior Associate, Research (January 2015-
                                                        January 2016); Associate, Research (January
                                                        2014-January 2015); Analyst, Research (July
                                                        2010-January 2014) for Dimensional Fund
                                                        Advisors LP.
-----------------------------------------------------------------------------------------------------------

                                             TERM OF OFFICE/1/
   NAME AND YEAR OF                           AND LENGTH OF
        BIRTH                POSITION            SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and     Since 2004       Vice President and Global Chief Compliance
1965                    Global Chief                            Officer of all the DFA Entities, DFA Australia
                        Compliance Officer                      Limited and Dimensional Fund Advisors Ltd. Chief
                                                                Compliance Officer and Chief Privacy Officer of
                                                                Dimensional Fund Advisors Canada ULC, Chief
                                                                Compliance Officer of Dimensional Fund Advisors
                                                                Pte. Ltd. Formerly, Vice President and Global
                                                                Chief Compliance Officer for Dimensional
                                                                SmartNest (US) LLC (October 2010-2014).
-------------------------------------------------------------------------------------------------------------------
John T. Curnutte        Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1980                                                            Manager, Research Systems (November 2012-
                                                                January 2016) for Dimensional Fund Advisors LP;
                                                                Assistant Vice President, Oaktree Capital
                                                                Management (April 2011-October 2012.
-------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1980                                                            Regional Director (July 2013-January 2015) for
                                                                Dimensional Fund Advisors LP; Relationship
                                                                Manager for Blackrock, Inc. (July 2011-July
                                                                2013);Vice President for Towers Watson
                                                                (formerly, WellsCanning) (June 2009-July 2011).
-------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President         Since 1999       Vice President of all the DFA Entities.
1956
-------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President         Since 1994       Vice President of all the DFA Entities, DFA
1957                                                            Australia Limited and Dimensional Fund Advisors
                                                                Canada ULC.
-------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                            Regional Director (January 2012-January 2014)
                                                                and Senior Associate (August 2010-December
                                                                2011) for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------
Mark J. Dennis          Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1976                                                            Regional Director (May 2011-January 2015) for
                                                                Dimensional Fund Advisors LP; Vice President,
                                                                Portfolio Specialist (January 2007-May 2011) for
                                                                Morgan Stanley Investment Management.
-------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis   Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1971                                                            Senior Associate, Research (November 2012-
                                                                January 2015) for Dimensional Fund Advisors LP;
                                                                Senior Consultant, NERA Economic Consulting,
                                                                New York (May 2010-November 2012).
-------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President         Since 2010       Vice President of all the DFA Entities. Chief Data
1972                                                            Officer for Dimensional Fund Advisors LP (since
                                                                January 2016).
-------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner      Vice President         Since 2001       Vice President of all the DFA Entities.
1970
-------------------------------------------------------------------------------------------------------------------
Karen M. Dolan          Vice President         Since 2014       Vice President of all the DFA Entities. Head of
1979                                                            Marketing for Dimensional Fund Advisors LP
                                                                (since February 2013). Formerly, Senior Manager
                                                                of Research and Marketing for Dimensional Fund
                                                                Advisors LP (June 2012-January 2013); Director
                                                                of Mutual Fund Analysis at Morningstar (January
                                                                2008-May 2012).
-------------------------------------------------------------------------------------------------------------------
L. Todd Erskine         Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1959                                                            Regional Director (May 2008-January 2015) for
                                                                Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------
Richard A. Eustice      Vice President and     Since 1998       Vice President and Assistant Secretary of all the
1965                    Assistant Secretary                     DFA Entities and DFA Australia Limited. Chief
                                                                Operating Officer for Dimensional Fund Advisors
                                                                Pte. Ltd. (since April 2013). Formerly, Chief
                                                                Operating Officer for Dimensional Fund Advisors
                                                                Ltd. (July 2008-March 2013).
-------------------------------------------------------------------------------------------------------------------

                                              TERM OF OFFICE/1/
  NAME AND YEAR OF                             AND LENGTH OF
       BIRTH                 POSITION             SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker   Vice President            Since 2004       Vice President of all the DFA Entities.
1971
--------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall        Vice President            Since 2008       Vice President of all the DFA Entities. Co-Head of
1974                                                             Portfolio Management (since March 2012) and
                                                                 Senior Portfolio Manager (since January 2012) of
                                                                 Dimensional Fund Advisors LP. Vice President of
                                                                 Dimensional Fund Advisors Canada ULC (since
                                                                 April 2016). Formerly, Portfolio Manager of
                                                                 Dimensional Fund Advisors LP (September 2004-
                                                                 January 2012).
--------------------------------------------------------------------------------------------------------------------
Edward A. Foley       Vice President            Since 2014       Vice President of all the DFA Entities. Formerly,
1976                                                             Regional Director for Dimensional Fund Advisors
                                                                 LP (August 2011-January 2014); Senior Vice
                                                                 President of First Trust Advisors L.P. (2007-July
                                                                 2011).
--------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster   Vice President            Since 2015       Vice President of all the DFA Entities. Formerly,
1959                                                             Senior Associate (May 2011-January 2015) for
                                                                 Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman     Vice President            Since 2009       Vice President of all the DFA Entities.
1970
--------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg  Vice President            Since 2015       Vice President of all the DFA Entities. Formerly,
1970                                                             Vice President for Dimensional SmartNest (US)
                                                                 LLC (January 2012-November 2014); Senior Vice
                                                                 President for Morningstar (July 2004-July 2011).
--------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour      Vice President            Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum        Vice President            Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                             Managing Director at BlackRock (2004-January
                                                                 2012).
--------------------------------------------------------------------------------------------------------------------
Henry F. Gray         Vice President            Since 2000       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
John T. Gray          Vice President            Since 2007       Vice President of all the DFA Entities.
1974
--------------------------------------------------------------------------------------------------------------------
Christian Gunther     Vice President            Since 2011       Vice President of all the DFA Entities. Senior
1975                                                             Trader for Dimensional Fund Advisors LP (since
                                                                 2012). Formerly, Senior Trader (2009-2012).
--------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins     Vice President            Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                             Counsel for Dimensional Fund Advisors LP
                                                                 (January 2011-January 2014).
--------------------------------------------------------------------------------------------------------------------
Joel H. Hefner        Vice President            Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Kevin B. Hight        Vice President            Since 2005       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle     Vice President, Chief     Since 2016       Vice President, Chief Financial Officer, and
1958                  Financial Officer, and                     Treasurer of all the DFA Entities. Interim Chief
                      Treasurer                                  Financial Officer, interim Treasurer and Vice
                                                                 President of Dimensional Advisors Ltd.,
                                                                 Dimensional Hong Kong Limited, Dimensional
                                                                 Cayman Commodity Fund I Ltd., Dimensional
                                                                 Fund Advisors Canada ULC, Dimensional Fund
                                                                 Advisors Pte. Ltd, DFA Australia Ltd. Formerly,
                                                                 interim Chief Financial Officer and interim
                                                                 Treasurer (April 2016-September 2016), and
                                                                 Controller (August 2015-September 2016) of all
                                                                 the DFA Entities); Vice President of T. Rowe Price
                                                                 Group, Inc. and Director of Investment Treasury
                                                                 and Treasurer of the T. Rowe Price Funds (March
                                                                 2008-July 2015).
--------------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
   NAME AND YEAR OF                      AND LENGTH OF
        BIRTH              POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------
Christine W. Ho         Vice President    Since 2004       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------
Michael C. Horvath      Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1960                                                       Managing Director, Co-Head Global Consultant
                                                           Relations at BlackRock (2004-2011).
--------------------------------------------------------------------------------------------------------------
Mark A. Hunter          Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                       Senior Compliance Officer (November 2010-
                                                           January 2015) for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Alan R. Hutchison       Vice President    Since 2016       Vice President of all the DFA Entities. Portfolio
1977                                                       Manager for Dimensional Fund Advisors LP
                                                           (January 2013-Present). Formerly, Investment
                                                           Associate for Dimensional Fund Advisors LP
                                                           (January 2010-January 2013).
--------------------------------------------------------------------------------------------------------------
Shahryar S. Jaberzadeh  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                       Regional Director for Dimensional Fund Advisors
                                                           LP (April 2006-January 2016).
--------------------------------------------------------------------------------------------------------------
Jeremy R. James         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                       Manager, IT Service Management (October 2014-
                                                           January 2016); Manager, Managed DC Systems
                                                           (October 2005-October 2014) for Dimensional
                                                           Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Jeff J. Jeon            Vice President    Since 2004       Vice President of all the DFA Entities and
1973                                                       Dimensional Cayman Commodity Fund I Ltd.
--------------------------------------------------------------------------------------------------------------
Garret D. Jones         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                       Manager of Sales and Marketing Systems
                                                           (January 2011-January 2014) for Dimensional
                                                           Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Stephen W. Jones        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                       Facilities Manager for Dimensional Fund Advisors
                                                           LP (October 2008-January 2012).
--------------------------------------------------------------------------------------------------------------
Scott P. Kaup           Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1975                                                       Senior Manager, Investment Operations (January
                                                           2014-January 2015) and Investment Operations
                                                           Manager (May 2008-January 2014) for
                                                           Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
David M. Kavanaugh      Vice President    Since 2014       Vice President of all the DFA Entities. Head of
1978                                                       Operations for Financial Advisor Services for
                                                           Dimensional Fund Advisors LP (since July 2014).
                                                           Formerly, Counsel of Dimensional Fund Advisors
                                                           LP (August 2011-January 2014); Associate at
                                                           Andrews Kurth LLP (2006-2011).
--------------------------------------------------------------------------------------------------------------
Patrick M. Keating      Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                       Dimensional Holdings Inc., Dimensional Fund
                                                           Advisors LP and Dimensional Japan Ltd. Chief
                                                           Operating Officer and Director of Dimensional
                                                           Japan Ltd. Formerly, Vice President of DFA
                                                           Securities LLC, Dimensional Cayman Commodity
                                                           Fund I Ltd. and Dimensional Advisors Ltd (until
                                                           February 2015); Chief Operating Officer of
                                                           Dimensional Holdings Inc., DFA Securities LLC,
                                                           Dimensional Fund Advisors LP, Dimensional
                                                           Cayman Commodity Fund I Ltd., Dimensional
                                                           Advisors Ltd. and Dimensional Fund Advisors Pte.
                                                           Ltd. (until February 2015); Director, Vice
                                                           President, and Chief Privacy Officer of
                                                           Dimensional Fund Advisors Canada ULC (until
                                                           February 2015); Director of DFA Australia Limited,
                                                           Dimensional Fund Advisors Ltd. and Dimensional
                                                           Advisors Ltd. (until February 2015); and Director
                                                           and Vice President of Dimensional Hong Kong
                                                           Limited and Dimensional Fund Advisors Pte. Ltd.
                                                           (until February 2015).
--------------------------------------------------------------------------------------------------------------

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (October 2004-January 2013).
-----------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
1971                                                    Manager for Dimensional Fund Advisors LP
                                                        (since June 2004).
-----------------------------------------------------------------------------------------------------------
Arun C. Keswani      Vice President    Since 2016       Vice President of all the DFA Entities. Senior
1975                                                    Portfolio Manager for Dimensional Fund Advisors
                                                        LP (January 2015-Present). Formerly, Portfolio
                                                        Manager (January 2013-January 2015) and
                                                        Investment Associate (October 2011-January
                                                        2013) for Dimensional Fund Advisors LP;
                                                        Investment Banking Associate at Morgan Stanley
                                                        (August 2010-September 2011).
-----------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                    Creative Director for Dimensional Fund Advisors
                                                        LP (September 2012-January 2014); Vice
                                                        President and Global Creative Director at Morgan
                                                        Stanley (2007-2012); Visiting Assistant Professor,
                                                        Graduate Communications Design at Pratt
                                                        Institute (2004-2012).
-----------------------------------------------------------------------------------------------------------
Natalia Y. Knych     Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1971                                                    Manager, RFP, Institutional (January 2015-
                                                        January 2016); Senior Associate, Institutional
                                                        (April 2007-January 2015) for Dimensional Fund
                                                        Advisors LP.
-----------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President    Since 2011       Vice President of all the DFA Entities. Head of
1971                                                    Defined Contribution Sales for Dimensional Fund
                                                        Advisors LP (since August 2010).
-----------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President    Since 2004       Vice President of all the DFA Entities. Senior
1971                                                    Portfolio Manager of Dimensional Fund Advisors
                                                        LP (since January 2012). Formerly, Portfolio
                                                        Manager for Dimensional (April 2001-January
                                                        2012).
-----------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1981                                                    Senior Associate, Investment Analytics and Data
                                                        (January 2012-December 2012) and Systems
                                                        Developer (June 2007-December 2011) for
                                                        Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1966                                                    Regional Director (May 2010-January 2014) for
                                                        Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President    Since 2011       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------
Michael F. Lane      Vice President    Since 2004       Vice President of all the DFA Entities. Formerly,
1967                                                    Chief Executive Officer for Dimensional
                                                        SmartNest (US) LLC (July 2012-November 2014).
-----------------------------------------------------------------------------------------------------------
Francis R. Lao       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1969                                                    Vice President-Global Operations at Janus
                                                        Capital Group (2005-2011).
-----------------------------------------------------------------------------------------------------------
David F. LaRusso     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1978                                                    Senior Trader (January 2010-December 2012) for
                                                        Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Juliet H. Lee        Vice President    Since 2005       Vice President of all the DFA Entities.
1971
-----------------------------------------------------------------------------------------------------------
Marlena I. Lee       Vice President    Since 2011       Vice President of all the DFA Entities.
1980
-----------------------------------------------------------------------------------------------------------
Paul A. Lehman       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director (July 2013-January 2015) for
                                                        Dimensional Fund Advisors LP; Chief Investment
                                                        Officer (April 2005-April 2013) for First Citizens
                                                        Bancorporation.
-----------------------------------------------------------------------------------------------------------

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE            PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------
John B. Lessley      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1960                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (January 2008-January 2013).
----------------------------------------------------------------------------------------------------------
Joy L. Lopez         Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                    Senior Tax Manager (February 2013-January
                                                        2015) for Dimensional Fund Advisors LP; Vice
                                                        President and Tax Manager, North America
                                                        (August 2006-April 2012) for Pacific Investment
                                                        Management Company.
----------------------------------------------------------------------------------------------------------
Apollo D. Lupescu    Vice President    Since 2009       Vice President of all the DFA Entities.
1969
----------------------------------------------------------------------------------------------------------
Timothy P. Luyet     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                    Senior Manager, Marketing Operations (January
                                                        2014-January 2015), Manager, Client Systems
                                                        (October 2011-January 2014) and RFP Manager
                                                        (April 2010-October 2011) for Dimensional Fund
                                                        Advisors LP.
----------------------------------------------------------------------------------------------------------
Peter Magnusson      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1969                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (January 2011-January 2014).
----------------------------------------------------------------------------------------------------------
Kenneth M. Manell    Vice President    Since 2010       Vice President of all the DFA Entities and
1972                                                    Dimensional Cayman Commodity Fund I Ltd.
----------------------------------------------------------------------------------------------------------
Aaron M. Marcus      Vice President    Since 2008       Vice President of all DFA Entities and Head of
1970                                                    Global Human Resources for Dimensional Fund
                                                        Advisors LP.
----------------------------------------------------------------------------------------------------------
Duane R. Mattson     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1965                                                    Senior Compliance Officer (May 2012-January
                                                        2015) for Dimensional Fund Advisors LP; Chief
                                                        Compliance Officer (April 2010-April 2012) for Al
                                                        Frank Asset Management.
----------------------------------------------------------------------------------------------------------
Bryan R. McClune     Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1975                                                    Regional Director of Dimensional Fund Advisors
                                                        LP (January 2009-January 2014).
----------------------------------------------------------------------------------------------------------
Philip P. McInnis    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1984                                                    Regional Director (January 2009-January 2014)
                                                        and Senior Associate (2011) for Dimensional
                                                        Fund Advisors LP.
----------------------------------------------------------------------------------------------------------
Francis L. McNamara  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1959                                                    Manager, Project Management Office for
                                                        Dimensional Fund Advisors LP (October 2006-
                                                        January 2016).
----------------------------------------------------------------------------------------------------------
Travis A. Meldau     Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
1981                                                    Manager (since September 2011) for Dimensional
                                                        Fund Advisors LP. Formerly, Portfolio Manager
                                                        for Wells Capital Management (October 2004-
                                                        September 2011).
----------------------------------------------------------------------------------------------------------
Tracy R. Mitchell    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1974                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (September 2013-January 2016); Managing
                                                        Director, Client Services, Charles Schwab
                                                        (December 2009-August 2013).
----------------------------------------------------------------------------------------------------------
Jonathan G. Nelson   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                    Manager, Investment Systems (2011-January
                                                        2013) for Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------

                                           TERM OF OFFICE/1/
 NAME AND YEAR OF                            AND LENGTH OF
       BIRTH              POSITION              SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and   Vice President since  Vice President and Secretary of all the DFA
1964                 Secretary            1997 and Secretary    Entities. Director, Vice President and Secretary of
                                          since 2000            DFA Australia Limited and Dimensional Fund
                                                                Advisors Ltd. (since February 2002, April 1997,
                                                                and May 2002, respectively). Vice President and
                                                                Secretary of Dimensional Fund Advisors Canada
                                                                ULC (since June 2003), Dimensional Cayman
                                                                Commodity Fund I Ltd., Dimensional Japan Ltd
                                                                (since February 2012), Dimensional Advisors Ltd
                                                                (since March 2012), Dimensional Fund Advisors
                                                                Pte. Ltd. (since June 2012). Director of
                                                                Dimensional Funds plc and Dimensional Funds II
                                                                plc (since 2002 and 2006, respectively). Director
                                                                of Dimensional Japan Ltd., Dimensional Advisors
                                                                Ltd., Dimensional Fund Advisors Pte. Ltd. and
                                                                Dimensional Hong Kong Limited (since August
                                                                2012 and July 2012). Formerly, Vice President
                                                                and Secretary of Dimensional SmartNest (US)
                                                                LLC (October 2010-November 2014).
--------------------------------------------------------------------------------------------------------------------
John R. Nicholson    Vice President       Since 2015            Vice President of all the DFA Entities. Formerly,
1977                                                            Regional Director (June 2011-January 2015) for
                                                                Dimensional Fund Advisors LP; Sales Executive
                                                                for Vanguard (July 2008-May 2011).
--------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President       Since 2011            Vice President of all the DFA Entities. Formerly,
1964                                                            Portfolio Manager for Dimensional Fund Advisors
                                                                LP (2008-2010).
--------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and   Since 2013            Vice President and Deputy Chief Compliance
1961                 Deputy Chief                               Officer of all the DFA Entities. Deputy Chief
                     Compliance Officer                         Compliance Officer of Dimensional Fund Advisors
                                                                LP (since December 2012). Formerly, Chief
                                                                Compliance Officer of Wellington Management
                                                                Company, LLP (2004-2011).
--------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President       Since 2010            Vice President of all the DFA Entities,
1974                                                            Dimensional Cayman Commodity Fund I Ltd., and
                                                                Dimensional Fund Advisors Canada ULC (since
                                                                April 2016). Deputy General Counsel, Funds
                                                                (since 2011).
--------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and   Vice President since  Vice President and Co-Chief Investment Officer of
1976                 Co-Chief Investment  2007 and Co-Chief     all the DFA Entities, Dimensional Fund Advisors
                     Officer              Investment Officer    Canada ULC, and Dimensional Japan Ltd.
                                          since 2014            Director of Dimensional Funds plc and
                                                                Dimensional Fund II plc.
--------------------------------------------------------------------------------------------------------------------
Randy C. Olson       Vice President       Since 2016            Vice President of all the DFA Entities. Formerly,
1980                                                            Senior Compliance Officer for Dimensional Fund
                                                                Advisors LP (July 2014-January 2016); Vice
                                                                President Regional Head of Investment
                                                                Compliance, Asia, PIMCO Asia Private Limited
                                                                (July 2012-July 2014); Country Compliance
                                                                Officer, Janus Capital, Singapore Private Limited
                                                                (May 2011-June 2012).
--------------------------------------------------------------------------------------------------------------------
Daniel C. Ong        Vice President       Since 2009            Vice President of all the DFA Entities. Portfolio
1973                                                            Manager for Dimensional Fund Advisors LP
                                                                (since July 2005).
--------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki        Vice President       Since 2010            Vice President of all the DFA Entities.
1978
--------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak    Vice President       Since 2013            Vice President of all the DFA Entities. Formerly,
1977                                                            Regional Director for Dimensional Fund Advisors
                                                                LP (2012-January 2013); Senior Consultant (June
                                                                2011-December 2011) and Senior Investment
                                                                Analyst and Consultant (July 2008-June 2011) at
                                                                Hewitt EnnisKnupp.
--------------------------------------------------------------------------------------------------------------------

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------
Mary T. Phillips     Vice President    Since 2016       Vice President of all the DFA Entities. Senior
1981                                                    Portfolio Manager (January 2015-present).
                                                        Formerly, Portfolio Manager (April 2014-January
                                                        2015) and Investment Associate for Dimensional
                                                        Fund Advisors LP (July 2012-March 2014).
------------------------------------------------------------------------------------------------------------
Jeffrey L. Pierce    Vice President    Since 2015       Vice President of all the DFA Entities. Senior
1984                                                    Manager, Advisor Benchmarking (since January
                                                        2015) for Dimensional Fund Advisors LP.
                                                        Formerly, Manager, Advisor Benchmarking (April
                                                        2012-December 2014) for Dimensional Fund
                                                        Advisors LP; Senior Manager, Research and
                                                        Consulting (October 2010-April 2012) for Crain
                                                        Communications Inc.
------------------------------------------------------------------------------------------------------------
Olivian T. Pitis     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                    Regional Director (May 2011-January 2015) for
                                                        Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------
Brian P. Pitre       Vice President    Since 2015       Vice President of all the DFA Entities. Counsel for
1976                                                    Dimensional Fund Advisors LP (since February
                                                        2015). Formerly, Chief Financial Officer and
                                                        General Counsel for Relentless (March 2014-
                                                        January 2015); Vice President of all the DFA
                                                        Entities (January 2013-March 2014); Counsel for
                                                        Dimensional Fund Advisors LP (January 2009-
                                                        March 2014).
------------------------------------------------------------------------------------------------------------
David A. Plecha      Vice President    Since 1993       Vice President of all the DFA Entities, DFA
1961                                                    Australia Limited, Dimensional Fund Advisors Ltd.
                                                        and Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------
Allen Pu             Vice President    Since 2011       Vice President of all the DFA Entities. Senior
1970                                                    Portfolio Manager for Dimensional Fund Advisors
                                                        LP (since January 2015). Formerly, Portfolio
                                                        Manager for Dimensional Fund Advisors LP
                                                        (2006-January 2015).
------------------------------------------------------------------------------------------------------------
David J. Rapozo      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1967                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (January 2011-January 2014).
------------------------------------------------------------------------------------------------------------
Mark A. Regier       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1969                                                    Planning and Analysis Manager for Dimensional
                                                        Fund Advisors LP (July 2007-January 2014).
------------------------------------------------------------------------------------------------------------
Cory T. Riedberger   Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1979                                                    Regional Director (March 2011-January 2015) for
                                                        Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1981                                                    Research Associate (June 2011-January 2012)
                                                        for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------
Michael F. Rocque    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1968                                                    Senior Fund Accounting Manager (July 2013-
                                                        January 2015) for Dimensional Fund Advisors LP;
                                                        Senior Financial Consultant and Chief Accounting
                                                        Officer (July 2002-July 2013) for MFS Investment
                                                        Management.
------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President    Since 2005       Vice President of all the DFA Entities.
1971
------------------------------------------------------------------------------------------------------------
Austin S. Rosenthal  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                    Vice President for Dimensional SmartNest (US)
                                                        LLC (September 2010-November 2014).
------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1960                                                    Senior Manager, Human Resources for
                                                        Dimensional Fund Advisors LP (January 2012-
                                                        January 2014); Director of Human Resources at
                                                        Spansion, Inc. (March 2009-December 2011).
------------------------------------------------------------------------------------------------------------

                                      TERM OF OFFICE/1/
  NAME AND YEAR OF                     AND LENGTH OF
       BIRTH             POSITION         SERVICE            PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
Joseph S. Ruzicka     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1987                                                     Manager Investment Analytics and Data (January
                                                         2014-January 2015), Senior Associate,
                                                         Investment Analytics and Data (January 2013-
                                                         January 2014), Associate, Investment Analytics
                                                         and Data (January 2012-January 2013), and
                                                         Investment Data Analyst (April 2010-January
                                                         2012) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Julie A. Saft         Vice President    Since 2010       Vice President of all the DFA Entities.
1959
-----------------------------------------------------------------------------------------------------------
Joel P. Schneider     Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
1980                                                     Manager (since 2013) for Dimensional Fund
                                                         Advisors LP. Formerly, Investment Associate
                                                         (April 2011-January 2013) for Dimensional Fund
                                                         Advisors LP.
-----------------------------------------------------------------------------------------------------------
Ashish Shrestha       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director (September 2009-January
                                                         2015) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Bruce A. Simmons      Vice President    Since 2009       Vice President of all the DFA Entities.
1965
-----------------------------------------------------------------------------------------------------------
Ted R. Simpson        Vice President    Since 2007       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------
Bhanu P. Singh        Vice President    Since 2014       Vice President of all the DFA Entities. Senior
1981                                                     Portfolio Manager for Dimensional Fund Advisors
                                                         LP (since January 2015). Formerly, Portfolio
                                                         Manager (January 2012-January 2015) and
                                                         Investment Associate for Dimensional Fund
                                                         Advisors LP (August 2010-December 2011).
-----------------------------------------------------------------------------------------------------------
Bryce D. Skaff        Vice President    Since 2007       Vice President of all the DFA Entities.
1975
-----------------------------------------------------------------------------------------------------------
Lukas J. Smart        Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
1977                                                     Manager of Dimensional Fund Advisors LP (since
                                                         January 2010).
-----------------------------------------------------------------------------------------------------------
Andrew D. Smith       Vice President    Since 2011       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------
Grady M. Smith        Vice President    Since 2004       Vice President of all the DFA Entities and
1956                                                     Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------
Matthew Snider        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (September 2011-January 2016); Sales
                                                         Executive, Vanguard (May 2008-August 2011).
-----------------------------------------------------------------------------------------------------------
Lawrence R. Spieth    Vice President    Since 2004       Vice President of all the DFA Entities.
1947
-----------------------------------------------------------------------------------------------------------
Charlene L. St. John  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1965                                                     Senior Manager for Dimensional Fund Advisors
                                                         LP (September 2014-January 2016); Vice
                                                         President of Marketing, Forward Management/
                                                         Salient (January 2008-February 2014).
-----------------------------------------------------------------------------------------------------------
Brent M. Stone        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1971                                                     Project Manager (September 2012-December
                                                         2015) and Manager, Corporate Systems for
                                                         Dimensional Fund Advisors LP (January 2011-
                                                         September 2012).
-----------------------------------------------------------------------------------------------------------
Richard H. Tatlow V   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (April 2010-January 2013).
-----------------------------------------------------------------------------------------------------------
Blake T. Tatsuta      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1973                                                     Manager, Investment Analytics and Data (2012-
                                                         January 2013) and Research Assistant (2002-
                                                         2011) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------

                                      TERM OF OFFICE/1/
  NAME AND YEAR OF                     AND LENGTH OF
       BIRTH             POSITION         SERVICE            PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
James J. Taylor       Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                     Accounting Manager for Dimensional Fund
                                                         Advisors LP (November 2009-January 2016).
-----------------------------------------------------------------------------------------------------------
Erik T. Totten        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                     Regional Director (2010-January 2013) for
                                                         Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
John H. Totten        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (January 2008-January 2012).
-----------------------------------------------------------------------------------------------------------
Robert C. Trotter     Vice President    Since 2009       Vice President of all the DFA Entities.
1958
-----------------------------------------------------------------------------------------------------------
Dave C. Twardowski    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                     Research Associate (June 2011-January 2015)
                                                         for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Karen E. Umland       Vice President    Since 1997       Vice President of all the DFA Entities, DFA
1966                                                     Australia Limited, Dimensional Fund Advisors
                                                         Ltd., and Dimensional Fund Advisors Canada
                                                         ULC.
-----------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (September 2008-January 2014).
-----------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                     Manager for Dimensional Fund Advisors LP
                                                         (since 2004).
-----------------------------------------------------------------------------------------------------------
Jessica Walton        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                     Regional Director (January 2012-January 2015)
                                                         for Dimensional Fund Advisors LP; Director of
                                                         Marketing and Investor Relations for Treaty Oak
                                                         Capital Management (July 2011-October 2011);
                                                         Vice President for Rockspring Capital (October
                                                         2010-July 2011).
-----------------------------------------------------------------------------------------------------------
Griffin S. Watkins    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1985                                                     Regional Director (January 2014-January 2016)
                                                         and Senior Associate (January 2011-December
                                                         2013).for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Timothy P. Wei        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1968                                                     Counsel for Dimensional Fund Advisors LP (July
                                                         2014-January 2016); Assistant General Counsel,
                                                         Teacher Retirement System of Texas (October
                                                         2008-June 2014).
-----------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President    Since 1997       Vice President of all the DFA Entities.
1951
-----------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President    Since 2007       Vice President of all the DFA Entities.
1976
-----------------------------------------------------------------------------------------------------------
Kristina M. Williams  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1975                                                     Client Service Supervisor for Dowling & Yahnke
                                                         (July 2014-January 2016); Head of Operations for
                                                         The Elements Financial Group (January
                                                         2013-June 2014); Head of Operations for
                                                         Vericimetry Advisors LLC (July 2011-December
                                                         2012).
-----------------------------------------------------------------------------------------------------------
Jeremy J. Willis      Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                     Manager, Client Systems for Dimensional Fund
                                                         Advisors LP (May 2012-January 2016); Vice
                                                         President, Implementations, Citigroup (August
                                                         2006-October 2011).
-----------------------------------------------------------------------------------------------------------

                                   TERM OF OFFICE/1/
NAME AND YEAR OF                    AND LENGTH OF
      BIRTH           POSITION         SERVICE            PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------
Stacey E. Winning  Vice President    Since 2015       Vice President of all the DFA Entities. Head of
1981                                                  Global Recruiting and Development (since June
                                                      2014) for Dimensional Fund Advisors LP.
                                                      Formerly, Senior Manager, Recruiting (December
                                                      2012-June 2014) for Dimensional Fund Advisors
                                                      LP; Co-Head of Global Recruiting (May 2009-
                                                      November 2012) for Two Sigma Investments.
--------------------------------------------------------------------------------------------------------
Cecelia K. Wong    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1981                                                  Client Service Manager for Dimensional Fund
                                                      Advisors LP (June 2005-January 2016).
--------------------------------------------------------------------------------------------------------
Craig A. Wright    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                  Accounting Manager for Dimensional Fund
                                                      Advisors LP (November 2011-January 2016);
                                                      Senior Associate, PricewaterhouseCoopers LP
                                                      (July 2009-November 2011).
--------------------------------------------------------------------------------------------------------
Joseph L. Young    Vice President    Since 2011       Vice President of all the DFA Entities.
1978
--------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with and October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2015 to October 31, 2016, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                                  QUALIFYING
                                                                                                                     FOR
                                           NET                                                                    CORPORATE
                                       INVESTMENT    SHORT-TERM     LONG-TERM   RETURN                            DIVIDENDS
                                         INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL       RECEIVED
DFA INVESTMENT DIMENSIONS GROUP INC.  DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS DEDUCTION(1)
------------------------------------  ------------- ------------- ------------- ------- ---------- ------------- ------------
Enhanced U.S. Large Company
 Portfolio...........................       10%          24%           66%        --        --          100%          --
US Large Cap Equity Portfolio........      100%          --            --         --        --          100%         100%
U.S. Large Cap Value Portfolio.......       36%          --            64%        --        --          100%         100%
U.S. Targeted Value Portfolio........       24%           3%           73%        --        --          100%         100%
U.S. Small Cap Value Portfolio.......       20%          --            80%        --        --          100%         100%
U.S. Core Equity 1 Portfolio.........       62%          --            38%        --        --          100%         100%
U.S. Core Equity 2 Portfolio.........       49%          --            51%        --        --          100%         100%
U.S. Vector Equity Portfolio.........       33%          --            67%        --        --          100%         100%
U.S. Small Cap Portfolio.............       21%          --            79%        --        --          100%         100%
U.S. Micro Cap Portfolio.............       14%          --            86%        --        --          100%         100%
DFA Real Estate Securities
 Portfolio...........................      100%          --            --         --        --          100%         100%
Large Cap International Portfolio....      100%          --            --         --        --          100%         100%
International Core Equity Portfolio..      100%          --            --         --        --          100%         100%
International Small Company
 Portfolio...........................       57%          --            43%        --        --          100%         100%
Japanese Small Company
 Portfolio...........................      100%          --            --         --        --          100%         100%
Asia Pacific Small Company
 Portfolio...........................      100%          --            --         --        --          100%         100%
United Kingdom Small Company
 Portfolio...........................       46%          --            54%        --        --          100%         100%
Continental Small Company
 Portfolio...........................      100%          --            --         --        --          100%         100%
DFA International Real Estate
 Securities Portfolio................      100%          --            --         --        --          100%         100%
DFA Global Real Estate Securities
 Portfolio...........................      100%          --            --         --        --          100%         100%
DFA International Small Cap Value
 Portfolio...........................       66%          --            34%        --        --          100%         100%
International Vector Equity
 Portfolio...........................       89%          --            11%        --        --          100%         100%
World ex U.S. Value Portfolio........      100%          --            --         --        --          100%         100%
World ex U.S. Targeted Value
 Portfolio**.........................      100%          --            --         --        --          100%         100%

                                                                                            QUALIFYING
                                                                                              SHORT-
                                      QUALIFYING    U.S.      FOREIGN   FOREIGN  QUALIFYING    TERM
                                       DIVIDEND  GOVERNMENT     TAX     SOURCE    INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.  INCOME(2)  INTEREST(3) CREDIT(4) INCOME(5) INCOME(6)   GAIN(7)
------------------------------------  ---------- ----------- --------- --------- ---------- ----------
Enhanced U.S. Large Company
 Portfolio...........................     --         12%        --         --       100%       100%
US Large Cap Equity Portfolio........    100%        --         --         --       100%       100%
U.S. Large Cap Value Portfolio.......    100%        --         --         --       100%       100%
U.S. Targeted Value Portfolio........    100%        --         --         --       100%       100%
U.S. Small Cap Value Portfolio.......    100%        --         --         --       100%       100%
U.S. Core Equity 1 Portfolio.........    100%        --         --         --       100%       100%
U.S. Core Equity 2 Portfolio.........    100%        --         --         --       100%       100%
U.S. Vector Equity Portfolio.........    100%        --         --         --       100%       100%
U.S. Small Cap Portfolio.............    100%        --         --         --       100%       100%
U.S. Micro Cap Portfolio.............    100%        --         --         --       100%       100%
DFA Real Estate Securities
 Portfolio...........................    100%        --         --         --       100%       100%
Large Cap International Portfolio....    100%        --          6%       100%      100%       100%
International Core Equity Portfolio..    100%        --          6%       100%      100%       100%
International Small Company
 Portfolio...........................    100%        --          6%       100%      100%       100%
Japanese Small Company
 Portfolio...........................    100%        --          9%       100%      100%       100%
Asia Pacific Small Company
 Portfolio...........................    100%        --          2%       100%      100%       100%
United Kingdom Small Company
 Portfolio...........................    100%        --         --        100%      100%       100%
Continental Small Company
 Portfolio...........................    100%        --         10%       100%      100%       100%
DFA International Real Estate
 Securities Portfolio................    100%        --          2%       100%      100%       100%
DFA Global Real Estate Securities
 Portfolio...........................    100%        --         --         --       100%       100%
DFA International Small Cap Value
 Portfolio...........................    100%        --          6%       100%      100%       100%
International Vector Equity
 Portfolio...........................    100%        --          5%       100%      100%       100%
World ex U.S. Value Portfolio........    100%        --          5%       100%      100%       100%
World ex U.S. Targeted Value
 Portfolio**.........................    100%        --          9%       100%      100%       100%

                                                                                                                   QUALIFYING
                                                                                                                      FOR
                                            NET                                                                    CORPORATE
                                        INVESTMENT    SHORT-TERM     LONG-TERM   RETURN                            DIVIDENDS
                                          INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL       RECEIVED
DFA INVESTMENT DIMENSIONS GROUP INC.   DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS DEDUCTION(1)
------------------------------------   ------------- ------------- ------------- ------- ---------- ------------- ------------
World ex U.S. Core Equity
 Portfolio**..........................      100%          --            --         --        --          100%         100%
World Core Equity Portfolio (formerly
 Dimensional Retirement Equity
 Fund II).............................       98%          --             2%        --        --          100%         100%
Selectively Hedged Global Equity
 Portfolio............................       88%           2%           10%        --        --          100%         100%
Emerging Markets Portfolio............      100%          --            --         --        --          100%         100%
Emerging Markets Small Cap
 Portfolio............................       75%          --            25%        --        --          100%         100%
Emerging Markets Value Portfolio......      100%          --            --         --        --          100%         100%
Emerging Markets Core Equity
 Portfolio............................      100%          --            --         --        --          100%         100%
DFA Commodity Strategy
 Portfolio............................       97%           1%            2%        --        --          100%         100%
Dimensional Investment Group
 Inc..................................      100%          --            --         --        --          100%         100%
DFA International Value Portfolio.....       72%          --            28%        --        --          100%         100%
U.S. Large Company Portfolio..........       10%          24%           66%        --        --          100%           0%

                                                                                             QUALIFYING
                                                                                               SHORT-
                                       QUALIFYING    U.S.      FOREIGN   FOREIGN  QUALIFYING    TERM
                                        DIVIDEND  GOVERNMENT     TAX     SOURCE    INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.   INCOME(2)  INTEREST(3) CREDIT(4) INCOME(5) INCOME(6)   GAIN(7)
------------------------------------   ---------- ----------- --------- --------- ---------- ----------
World ex U.S. Core Equity
 Portfolio**..........................    100%        --          6%       100%      100%       100%
World Core Equity Portfolio (formerly
 Dimensional Retirement Equity
 Fund II).............................    100%        --          4%        54%      100%       100%
Selectively Hedged Global Equity
 Portfolio............................    100%        --          3%        53%      100%       100%
Emerging Markets Portfolio............    100%        --          7%       100%      100%       100%
Emerging Markets Small Cap
 Portfolio............................    100%        --          3%       100%      100%       100%
Emerging Markets Value Portfolio......    100%        --          7%       100%      100%       100%
Emerging Markets Core Equity
 Portfolio............................    100%        --          6%       100%      100%       100%
DFA Commodity Strategy
 Portfolio............................    100%        24%        --         --       100%       100%
Dimensional Investment Group
 Inc..................................    100%        --          5%       100%      100%       100%
DFA International Value Portfolio.....    100%        --         --         --       100%       100%
U.S. Large Company Portfolio..........      0%        12%        --         --       100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103116-001A
                                                                     00185755

[LOGO]

ANNUAL REPORT
year ended: October 31, 2016

DFA Investment Dimensions Group Inc.
Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Equity Portfolio
Tax-Managed U.S. Targeted Value Portfolio
Tax-Managed U.S. Small Cap Portfolio
T.A. U.S. Core Equity 2 Portfolio
Tax-Managed DFA International Value Portfolio
T.A. World ex U.S. Core Equity Portfolio

The DFA Investment Trust Company
Tax-Managed U.S. Marketwide Value Series

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2016

Dear Fellow Shareholder,

On behalf of our team at Dimensional, I want to thank you for trusting us with your investments. We recognize the important role those investments play in your future plans, and we take the responsibility implied by this trust with the utmost dedication and seriousness that it deserves.

Dimensional is focused on offering consistent ways to access the performance delivered by securities in different markets and asset classes through well-diversified, efficiently managed portfolios. The importance of the word CONSISTENCY cannot be overemphasized. By being consistent in our investment approach and the quality of our implementation, we create opportunities for you to combine funds into an asset allocation that fits your goals and preferences -- enabling you to be a long-term investor in control of your investments.

We recognize markets are full of uncertainties, which highlights the importance of having efficiently managed funds focused on delivering value to investors as part of an overall asset allocation that can help overcome those uncertainties. We are fortunate to work with clients who are committed to a long-term investment philosophy. We remain committed to managing investments for our clients with the same dedication, transparency, efficiency, and consistency we have for more than 35 years.

Sincerely,

/s/ Eduardo A. Repetto

Eduardo A. Repetto
CO-CHIEF EXECUTIVE OFFICER AND CO-CHIEF INVESTMENT OFFICER

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
  LETTER TO SHAREHOLDERS
  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES............................   1
  DFA INVESTMENT DIMENSIONS GROUP INC.
     Performance Charts.................................................   2
     Management's Discussion and Analysis...............................   6
     Disclosure of Fund Expenses........................................  10
     Disclosure of Portfolio Holdings...................................  12
     Schedule of Investments/Summary Schedules of Portfolio Holdings
         Tax-Managed U.S. Marketwide Value Portfolio....................  14
         Tax-Managed U.S. Equity Portfolio..............................  15
         Tax-Managed U.S. Targeted Value Portfolio......................  18
         Tax-Managed U.S. Small Cap Portfolio...........................  21
         T.A. U.S. Core Equity 2 Portfolio..............................  24
         Tax-Managed DFA International Value Portfolio..................  27
         T.A. World ex U.S. Core Equity Portfolio.......................  31
     Statements of Assets and Liabilities...............................  37
     Statements of Operations...........................................  39
     Statements of Changes in Net Assets................................  41
     Financial Highlights...............................................  43
     Notes to Financial Statements......................................  47
     Report of Independent Registered Public Accounting Firm............  62
     Section 19(a) Notice...............................................  63
  THE DFA INVESTMENT TRUST COMPANY - THE TAX-MANAGED U.S. MARKETWIDE
    VALUE SERIES
     Performance Chart..................................................  64
     Management's Discussion and Analysis...............................  65
     Disclosure of Fund Expenses........................................  66
     Disclosure of Portfolio Holdings...................................  67
     Summary Schedule of Portfolio Holdings.............................  68
     Statement of Assets and Liabilities................................  71
     Statement of Operations............................................  72
     Statements of Changes in Net Assets................................  73
     Financial Highlights...............................................  74
     Notes to Financial Statements......................................  75
     Report of Independent Registered Public Accounting Firm............  82
  FUND MANAGEMENT.......................................................  83
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES...........................  97
  NOTICE TO SHAREHOLDERS................................................  98

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other
        Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
N/A     Does not apply to this fund.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO VS.
RUSSELL 3000(R) VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

             Tax-Managed U.S. Marketwide       Russell 3000/R/
                  Value Portfolio               Value Index
             ---------------------------      ----------------
10/2006              $10,000                     $10,000
11/2006               10,243                      10,233
12/2006               10,441                      10,450
01/2007               10,709                      10,586
02/2007               10,575                      10,424
03/2007               10,693                      10,582
04/2007               11,073                      10,948
05/2007               11,593                      11,343
06/2007               11,345                      11,078
07/2007               10,724                      10,529
08/2007               10,665                      10,655
09/2007               10,934                      10,995
10/2007               10,940                      11,006
11/2007               10,299                      10,445
12/2007               10,253                      10,345
01/2008                9,845                       9,930
02/2008                9,485                       9,515
03/2008                9,317                       9,460
04/2008                9,840                       9,908
05/2008               10,057                       9,920
06/2008                8,946                       8,971
07/2008                8,874                       8,976
08/2008                9,055                       9,151
09/2008                8,286                       8,499
10/2008                6,433                       7,008
11/2008                5,795                       6,481
12/2008                5,989                       6,595
01/2009                5,208                       5,821
02/2009                4,507                       5,041
03/2009                4,981                       5,473
04/2009                5,840                       6,083
05/2009                6,279                       6,438
06/2009                6,196                       6,393
07/2009                6,824                       6,933
08/2009                7,278                       7,293
09/2009                7,608                       7,582
10/2009                7,240                       7,328
11/2009                7,577                       7,727
12/2009                7,850                       7,898
01/2010                7,631                       7,675
02/2010                7,982                       7,926
03/2010                8,611                       8,454
04/2010                8,943                       8,704
05/2010                8,178                       7,987
06/2010                7,552                       7,517
07/2010                8,156                       8,028
08/2010                7,621                       7,664
09/2010                8,378                       8,276
10/2010                8,700                       8,530
11/2010                8,719                       8,505
12/2010                9,544                       9,179
01/2011                9,778                       9,370
02/2011               10,331                       9,727
03/2011               10,395                       9,773
04/2011               10,636                      10,025
05/2011               10,471                       9,913
06/2011               10,287                       9,706
07/2011                9,847                       9,384
08/2011                9,025                       8,779
09/2011                8,108                       8,092
10/2011                9,235                       9,037
11/2011                9,164                       8,992
12/2011                9,251                       9,170
01/2012                9,734                       9,538
02/2012               10,250                       9,899
03/2012               10,465                      10,193
04/2012               10,271                      10,086
05/2012                9,547                       9,492
06/2012               10,049                       9,962
07/2012               10,133                      10,050
08/2012               10,516                      10,275
09/2012               10,896                      10,604
10/2012               10,928                      10,546
11/2012               10,993                      10,544
12/2012               11,307                      10,779
01/2013               12,057                      11,475
02/2013               12,241                      11,638
03/2013               12,848                      12,100
04/2013               12,934                      12,268
05/2013               13,356                      12,587
06/2013               13,273                      12,481
07/2013               14,080                      13,165
08/2013               13,663                      12,659
09/2013               14,161                      13,008
10/2013               14,831                      13,566
11/2013               15,441                      13,957
12/2013               15,865                      14,303
01/2014               15,238                      13,791
02/2014               15,798                      14,390
03/2014               16,025                      14,721
04/2014               16,065                      14,819
05/2014               16,439                      15,027
06/2014               16,863                      15,440
07/2014               16,595                      15,123
08/2014               17,206                      15,687
09/2014               16,763                      15,306
10/2014               17,052                      15,704
11/2014               17,275                      15,995
12/2014               17,440                      16,119
01/2015               16,567                      15,472
02/2015               17,764                      16,218
03/2015               17,591                      16,036
04/2015               17,767                      16,147
05/2015               18,039                      16,336
06/2015               17,851                      16,036
07/2015               17,899                      16,064
08/2015               16,768                      15,121
09/2015               16,239                      14,659
10/2015               17,518                      15,742
11/2015               17,553                      15,833
12/2015               16,962                      15,453
01/2016               15,874                      14,636
02/2016               15,840                      14,640
03/2016               16,949                      15,707
04/2016               17,371                      16,037
05/2016               17,571                      16,289
06/2016               17,554                      16,424
07/2016               18,027                      16,931
08/2016               18,214                      17,083          Past performance is not predictive of
09/2016               18,291                      17,060          future performance.
10/2016               17,984                      16,774          The returns shown do not reflect the
                                                                  deduction of taxes that a shareholder
                                                                  would pay on fund distributions or the
         AVERAGE ANNUAL      ONE       FIVE        TEN            redemption of fund shares.
         TOTAL RETURN        YEAR      YEARS      YEARS           Russell data copyright (C) Russell
         ---------------------------------------------------      Investment Group 1995-2016, all rights
                             2.66%     14.26%     6.04%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED U.S. EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

                 Tax-Managed U.S. Equity         Russell 3000/R/
                        Portfolio                    Index
              ---------------------------      ----------------
10/2006                  $10,000                   $10,000
11/2006                   10,194                    10,218
12/2006                   10,330                    10,340
01/2007                   10,510                    10,537
02/2007                   10,343                    10,364
03/2007                   10,463                    10,472
04/2007                   10,881                    10,890
05/2007                   11,278                    11,287
06/2007                   11,092                    11,076
07/2007                   10,714                    10,698
08/2007                   10,861                    10,851
09/2007                   11,246                    11,247
10/2007                   11,436                    11,453
11/2007                   10,930                    10,938
12/2007                   10,872                    10,872
01/2008                   10,216                    10,213
02/2008                    9,919                     9,895
03/2008                    9,866                     9,837
04/2008                   10,355                    10,329
05/2008                   10,567                    10,540
06/2008                    9,733                     9,671
07/2008                    9,676                     9,593
08/2008                    9,825                     9,742
09/2008                    8,929                     8,826
10/2008                    7,400                     7,261
11/2008                    6,886                     6,688
12/2008                    7,009                     6,816
01/2009                    6,425                     6,244
02/2009                    5,775                     5,590
03/2009                    6,249                     6,079
04/2009                    6,764                     6,719
05/2009                    7,091                     7,078
06/2009                    7,127                     7,102
07/2009                    7,660                     7,654
08/2009                    7,886                     7,928
09/2009                    8,205                     8,260
10/2009                    8,015                     8,048
11/2009                    8,461                     8,505
12/2009                    8,702                     8,747
01/2010                    8,385                     8,432
02/2010                    8,665                     8,718
03/2010                    9,206                     9,267
04/2010                    9,391                     9,467
05/2010                    8,652                     8,719
06/2010                    8,161                     8,218
07/2010                    8,732                     8,789
08/2010                    8,309                     8,375
09/2010                    9,100                     9,166
10/2010                    9,465                     9,524
11/2010                    9,525                     9,579
12/2010                   10,164                    10,228
01/2011                   10,381                    10,452
02/2011                   10,756                    10,832
03/2011                   10,805                    10,881
04/2011                   11,128                    11,205
05/2011                   10,993                    11,077
06/2011                   10,810                    10,878
07/2011                   10,561                    10,629
08/2011                    9,928                     9,991
09/2011                    9,191                     9,216
10/2011                   10,214                    10,277
11/2011                   10,207                    10,249
12/2011                   10,284                    10,333
01/2012                   10,780                    10,855
02/2012                   11,253                    11,314
03/2012                   11,588                    11,663
04/2012                   11,504                    11,586
05/2012                   10,785                    10,870
06/2012                   11,198                    11,296
07/2012                   11,321                    11,408
08/2012                   11,605                    11,692
09/2012                   11,919                    11,999
10/2012                   11,703                    11,792
11/2012                   11,795                    11,884
12/2012                   11,928                    12,029
01/2013                   12,581                    12,689
02/2013                   12,745                    12,858
03/2013                   13,244                    13,361
04/2013                   13,447                    13,580
05/2013                   13,806                    13,900
06/2013                   13,637                    13,720
07/2013                   14,389                    14,472
08/2013                   13,982                    14,068
09/2013                   14,492                    14,591
10/2013                   15,113                    15,211
11/2013                   15,594                    15,652
12/2013                   16,003                    16,065
01/2014                   15,457                    15,558
02/2014                   16,177                    16,296
03/2014                   16,279                    16,382
04/2014                   16,287                    16,402
05/2014                   16,644                    16,760
06/2014                   17,053                    17,180
07/2014                   16,718                    16,841
08/2014                   17,412                    17,548
09/2014                   17,083                    17,182
10/2014                   17,515                    17,655
11/2014                   17,939                    18,083
12/2014                   17,922                    18,083
01/2015                   17,367                    17,579
02/2015                   18,429                    18,597
03/2015                   18,208                    18,408
04/2015                   18,337                    18,491
05/2015                   18,595                    18,747
06/2015                   18,288                    18,434
07/2015                   18,580                    18,742
08/2015                   17,461                    17,610
09/2015                   16,946                    17,097
10/2015                   18,298                    18,448
11/2015                   18,396                    18,550
12/2015                   18,004                    18,169
01/2016                   17,021                    17,144
02/2016                   17,012                    17,139
03/2016                   18,168                    18,345
04/2016                   18,275                    18,459
05/2016                   18,596                    18,789
06/2016                   18,589                    18,828
07/2016                   19,309                    19,575          Past performance is not predictive of
08/2016                   19,383                    19,625          future performance.
09/2016                   19,412                    19,656          The returns shown do not reflect the
10/2016                   19,038                    19,230          deduction of taxes that a shareholder
                                                                    would pay on fund distributions or the
         AVERAGE ANNUAL       ONE        FIVE        TEN            redemption of fund shares.
         TOTAL RETURN         YEAR       YEARS      YEARS           Russell data copyright (C) Russell
         -----------------------------------------------------      Investment Group 1995-2016, all rights
                              4.05%      13.26%     6.65%           reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016


                                    [CHART]

             Tax-Managed U.S. Targeted          Russell 2000/R/
                  Value Portfolio                 Value Index
             ---------------------------        -----------------
10/2006               $10,000                        $10,000
11/2006                10,258                         10,285
12/2006                10,379                         10,375
01/2007                10,593                         10,530
02/2007                10,540                         10,401
03/2007                10,667                         10,526
04/2007                10,874                         10,636
05/2007                11,290                         11,026
06/2007                11,120                         10,769
07/2007                10,309                          9,852
08/2007                10,297                         10,049
09/2007                10,301                         10,095
10/2007                10,392                         10,205
11/2007                 9,583                          9,440
12/2007                 9,492                          9,360
01/2008                 9,039                          8,976
02/2008                 8,795                          8,620
03/2008                 8,875                          8,749
04/2008                 9,142                          9,026
05/2008                 9,519                          9,335
06/2008                 8,622                          8,439
07/2008                 8,680                          8,872
08/2008                 8,979                          9,294
09/2008                 8,212                          8,858
10/2008                 6,435                          7,088
11/2008                 5,600                          6,267
12/2008                 5,908                          6,653
01/2009                 5,106                          5,703
02/2009                 4,398                          4,910
03/2009                 4,798                          5,346
04/2009                 5,697                          6,195
05/2009                 5,927                          6,329
06/2009                 5,901                          6,309
07/2009                 6,594                          7,038
08/2009                 6,911                          7,372
09/2009                 7,277                          7,741
10/2009                 6,782                          7,227
11/2009                 7,009                          7,457
12/2009                 7,541                          8,022
01/2010                 7,354                          7,787
02/2010                 7,777                          8,148
03/2010                 8,408                          8,826
04/2010                 9,031                          9,443
05/2010                 8,262                          8,645
06/2010                 7,514                          7,891
07/2010                 8,102                          8,454
08/2010                 7,464                          7,818
09/2010                 8,346                          8,657
10/2010                 8,711                          8,993
11/2010                 9,048                          9,221
12/2010                 9,835                          9,988
01/2011                 9,877                          9,993
02/2011                10,436                         10,500
03/2011                10,628                         10,646
04/2011                10,816                         10,819
05/2011                10,559                         10,626
06/2011                10,349                         10,364
07/2011                10,024                         10,022
08/2011                 9,015                          9,136
09/2011                 7,943                          8,139
10/2011                 9,197                          9,311
11/2011                 9,178                          9,293
12/2011                 9,268                          9,438
01/2012                 9,863                         10,066
02/2012                10,232                         10,215
03/2012                10,441                         10,532
04/2012                10,271                         10,380
05/2012                 9,518                          9,746
06/2012                 9,895                         10,215
07/2012                 9,858                         10,111
08/2012                10,302                         10,423
09/2012                10,635                         10,794
10/2012                10,612                         10,659
11/2012                10,816                         10,691
12/2012                11,204                         11,142
01/2013                11,965                         11,806
02/2013                12,181                         11,941
03/2013                12,769                         12,438
04/2013                12,669                         12,426
05/2013                13,282                         12,797
06/2013                13,188                         12,745
07/2013                14,123                         13,564
08/2013                13,601                         12,964
09/2013                14,364                         13,713
10/2013                14,921                         14,159
11/2013                15,670                         14,711
12/2013                16,119                         14,988
01/2014                15,332                         14,408
02/2014                16,094                         15,068
03/2014                16,313                         15,255
04/2014                16,021                         14,862
05/2014                16,244                         14,956
06/2014                16,908                         15,618
07/2014                16,079                         14,674
08/2014                16,923                         15,311
09/2014                15,955                         14,278
10/2014                16,576                         15,276
11/2014                16,557                         15,205
12/2014                16,796                         15,620
01/2015                16,076                         14,970
02/2015                17,211                         15,665
03/2015                17,520                         15,930
04/2015                17,271                         15,590
05/2015                17,562                         15,719
06/2015                17,583                         15,739
07/2015                17,343                         15,305
08/2015                16,609                         14,553
09/2015                15,975                         14,050
10/2015                16,889                         14,836
11/2015                17,229                         15,258
12/2015                16,240                         14,454
01/2016                15,129                         13,483
02/2016                15,298                         13,575
03/2016                16,483                         14,700
04/2016                16,652                         15,011
05/2016                16,832                         15,286
06/2016                16,613                         15,333
07/2016                17,374                         16,160         Past performance is not predictive of
08/2016                17,604                         16,562         future performance.
09/2016                17,750                         16,692         The returns shown do not reflect the
10/2016                17,262                         16,144         deduction of taxes that a shareholder
                                                                     would pay on fund distributions or the
         AVERAGE ANNUAL       ONE        FIVE         TEN            redemption of fund shares.
         TOTAL RETURN         YEAR       YEARS       YEARS           Russell data copyright (C) Russell
         ------------------------------------------------------      Investment Group 1995-2016, all rights
                              2.21%      13.42%      5.61%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]

                  Tax-Managed U.S. Small         Russell 2000/R/
                     Cap Portfolio                   Index
               ---------------------------      ----------------
10/2006              $10,000                       $10,000
11/2006               10,298                        10,263
12/2006               10,358                        10,297
01/2007               10,547                        10,470
02/2007               10,523                        10,387
03/2007               10,667                        10,498
04/2007               10,911                        10,686
05/2007               11,367                        11,124
06/2007               11,250                        10,961
07/2007               10,577                        10,212
08/2007               10,652                        10,443
09/2007               10,828                        10,622
10/2007               11,061                        10,927
11/2007               10,201                        10,142
12/2007               10,190                        10,136
01/2008                9,446                         9,445
02/2008                9,200                         9,095
03/2008                9,201                         9,133
04/2008                9,491                         9,515
05/2008                9,928                         9,952
06/2008                9,145                         9,186
07/2008                9,370                         9,526
08/2008                9,600                         9,870
09/2008                8,717                         9,084
10/2008                6,882                         7,194
11/2008                6,013                         6,343
12/2008                6,273                         6,711
01/2009                5,537                         5,965
02/2009                4,858                         5,240
03/2009                5,330                         5,708
04/2009                6,204                         6,590
05/2009                6,392                         6,789
06/2009                6,549                         6,889
07/2009                7,169                         7,552
08/2009                7,301                         7,769
09/2009                7,693                         8,217
10/2009                7,156                         7,659
11/2009                7,324                         7,899
12/2009                7,921                         8,535
01/2010                7,661                         8,221
02/2010                8,000                         8,591
03/2010                8,641                         9,290
04/2010                9,206                         9,816
05/2010                8,491                         9,072
06/2010                7,838                         8,369
07/2010                8,395                         8,944
08/2010                7,732                         8,282
09/2010                8,693                         9,313
10/2010                9,060                         9,694
11/2010                9,450                        10,031
12/2010               10,186                        10,827
01/2011               10,177                        10,799
02/2011               10,759                        11,391
03/2011               11,093                        11,687
04/2011               11,324                        11,995
05/2011               11,089                        11,770
06/2011               10,910                        11,499
07/2011               10,568                        11,083
08/2011                9,603                        10,119
09/2011                8,535                         8,985
10/2011                9,831                        10,345
11/2011                9,795                        10,307
12/2011                9,877                        10,375
01/2012               10,543                        11,108
02/2012               10,803                        11,374
03/2012               11,111                        11,665
04/2012               10,959                        11,485
05/2012               10,252                        10,725
06/2012               10,700                        11,260
07/2012               10,624                        11,104
08/2012               10,988                        11,475
09/2012               11,368                        11,852
10/2012               11,202                        11,594
11/2012               11,323                        11,656
12/2012               11,709                        12,071
01/2013               12,417                        12,827
02/2013               12,567                        12,968
03/2013               13,153                        13,567
04/2013               13,048                        13,517
05/2013               13,707                        14,058
06/2013               13,713                        13,986
07/2013               14,736                        14,964
08/2013               14,267                        14,489
09/2013               15,172                        15,414
10/2013               15,632                        15,801
11/2013               16,443                        16,434
12/2013               16,787                        16,758
01/2014               16,065                        16,294
02/2014               16,773                        17,061
03/2014               16,888                        16,945
04/2014               16,357                        16,288
05/2014               16,440                        16,419
06/2014               17,142                        17,292
07/2014               16,129                        16,245
08/2014               16,908                        17,051
09/2014               16,006                        16,020
10/2014               16,974                        17,076
11/2014               16,993                        17,091
12/2014               17,438                        17,578
01/2015               16,692                        17,013
02/2015               17,767                        18,022
03/2015               18,101                        18,336
04/2015               17,701                        17,869
05/2015               17,997                        18,277
06/2015               18,187                        18,414
07/2015               17,900                        18,200
08/2015               17,028                        17,056
09/2015               16,398                        16,219
10/2015               17,366                        17,133
11/2015               17,819                        17,690
12/2015               16,840                        16,802
01/2016               15,779                        15,325
02/2016               15,918                        15,324
03/2016               17,096                        16,547
04/2016               17,255                        16,807
05/2016               17,468                        17,185
06/2016               17,400                        17,174
07/2016               18,237                        18,200          Past performance is not predictive of
08/2016               18,506                        18,522          future performance.
09/2016               18,601                        18,728          The returns shown do not reflect the
10/2016               18,017                        17,838          deduction of taxes that a shareholder
                                                                    would pay on fund distributions or the
         AVERAGE ANNUAL       ONE        FIVE        TEN            redemption of fund shares.
         TOTAL RETURN         YEAR       YEARS      YEARS           Russell data copyright (C) Russell
         -----------------------------------------------------      Investment Group 1995-2016, all rights
                              3.75%      12.88%     6.06%           reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
T.A. U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 4, 2007-OCTOBER 31, 2016

                                   [CHART]

               T.A. U.S. Core Equity          Russell 3000/R/
                    2 Portfolio                   Index
             -------------------------       -----------------
10/2007               $10,000                    $10,000
10/2007                9,950                      10,057
11/2007                9,400                       9,604
12/2007                9,305                       9,546
01/2008                8,874                       8,968
02/2008                8,613                       8,689
03/2008                8,525                       8,637
04/2008                8,937                       9,069
05/2008                9,189                       9,255
06/2008                8,339                       8,491
07/2008                8,420                       8,424
08/2008                8,642                       8,555
09/2008                7,905                       7,750
10/2008                6,377                       6,376
11/2008                5,810                       5,872
12/2008                5,991                       5,985
01/2009                5,370                       5,482
02/2009                4,748                       4,908
03/2009                5,221                       5,338
04/2009                5,927                       5,900
05/2009                6,183                       6,215
06/2009                6,188                       6,236
07/2009                6,743                       6,721
08/2009                7,021                       6,961
09/2009                7,363                       7,253
10/2009                7,043                       7,066
11/2009                7,363                       7,468
12/2009                7,710                       7,681
01/2010                7,461                       7,404
02/2010                7,772                       7,655
03/2010                8,327                       8,137
04/2010                8,638                       8,313
05/2010                7,942                       7,656
06/2010                7,384                       7,216
07/2010                7,936                       7,717
08/2010                7,457                       7,354
09/2010                8,243                       8,048
10/2010                8,557                       8,363
11/2010                8,703                       8,411
12/2010                9,380                       8,981
01/2011                9,570                       9,177
02/2011               10,001                       9,511
03/2011               10,123                       9,554
04/2011               10,365                       9,839
05/2011               10,197                       9,726
06/2011                9,996                       9,552
07/2011                9,658                       9,333
08/2011                8,929                       8,773
09/2011                8,082                       8,092
10/2011                9,154                       9,024
11/2011                9,122                       8,999
12/2011                9,197                       9,073
01/2012                9,698                       9,531
02/2012               10,125                       9,934
03/2012               10,367                      10,241
04/2012               10,261                      10,174
05/2012                9,555                       9,545
06/2012                9,933                       9,919
07/2012                9,976                      10,017
08/2012               10,298                      10,267
09/2012               10,607                      10,536
10/2012               10,510                      10,355
11/2012               10,618                      10,435
12/2012               10,846                      10,563
01/2013               11,542                      11,142
02/2013               11,673                      11,290
03/2013               12,166                      11,732
04/2013               12,264                      11,924
05/2013               12,711                      12,206
06/2013               12,596                      12,047
07/2013               13,351                      12,708
08/2013               12,935                      12,353
09/2013               13,490                      12,812
10/2013               14,039                      13,356
11/2013               14,512                      13,744
12/2013               14,919                      14,107
01/2014               14,373                      13,661
02/2014               15,052                      14,309
03/2014               15,214                      14,385
04/2014               15,136                      14,402
05/2014               15,415                      14,717
06/2014               15,896                      15,086
07/2014               15,448                      14,788
08/2014               16,098                      15,409
09/2014               15,583                      15,087
10/2014               15,988                      15,503
11/2014               16,269                      15,878
12/2014               16,345                      15,878
01/2015               15,749                      15,436
02/2015               16,769                      16,330
03/2015               16,705                      16,164
04/2015               16,740                      16,237
05/2015               16,958                      16,462
06/2015               16,745                      16,186
07/2015               16,745                      16,457
08/2015               15,799                      15,463
09/2015               15,252                      15,013
10/2015               16,330                      16,199
11/2015               16,480                      16,288
12/2015               15,932                      15,954
01/2016               14,964                      15,054
02/2016               15,069                      15,049
03/2016               16,144                      16,109
04/2016               16,284                      16,208
05/2016               16,542                      16,498
06/2016               16,460                      16,532
07/2016               17,130                      17,188
08/2016               17,271                      17,232          Past performance is not predictive of
09/2016               17,300                      17,259          future performance.
10/2016               16,910                      16,886          The returns shown do not reflect the
                                                                  deduction of taxes that a shareholder
                                                                  would pay on fund distributions or the
        AVERAGE ANNUAL      ONE       FIVE        SINCE           redemption of fund shares.
        TOTAL RETURN        YEAR      YEARS     INCEPTION         Russell data copyright (C) Russell
        -----------------------------------------------------     Investment Group 1995-2016, all rights
                            3.55%     13.06%      5.96%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                          [CHART]

            Tax-Managed DFA International         MSCI World ex USA
                  Value Portfolio                Index (net dividends)
            -----------------------------        ---------------------
10/2006               $10,000                          $10,000
11/2006                10,337                           10,298
12/2006                10,735                           10,593
01/2007                10,941                           10,658
02/2007                10,925                           10,743
03/2007                11,289                           11,018
04/2007                11,844                           11,520
05/2007                12,241                           11,775
06/2007                12,142                           11,787
07/2007                11,817                           11,624
08/2007                11,679                           11,456
09/2007                12,302                           12,107
10/2007                12,901                           12,633
11/2007                12,147                           12,139
12/2007                11,893                           11,911
01/2008                10,901                           10,837
02/2008                10,743                           11,033
03/2008                10,897                           10,876
04/2008                11,372                           11,480
05/2008                11,378                           11,655
06/2008                10,275                           10,748
07/2008                10,007                           10,366
08/2008                 9,583                            9,965
09/2008                 8,553                            8,526
10/2008                 6,610                            6,753
11/2008                 6,178                            6,386
12/2008                 6,615                            6,723
01/2009                 5,732                            6,096
02/2009                 5,009                            5,479
03/2009                 5,508                            5,840
04/2009                 6,500                            6,593
05/2009                 7,466                            7,427
06/2009                 7,366                            7,350
07/2009                 8,225                            8,040
08/2009                 8,670                            8,425
09/2009                 9,093                            8,773
10/2009                 8,743                            8,632
11/2009                 9,002                            8,845
12/2009                 9,114                            8,986
01/2010                 8,574                            8,565
02/2010                 8,600                            8,557
03/2010                 9,250                            9,107
04/2010                 9,094                            8,972
05/2010                 8,031                            7,982
06/2010                 7,895                            7,866
07/2010                 8,834                            8,593
08/2010                 8,411                            8,336
09/2010                 9,308                            9,136
10/2010                 9,647                            9,462
11/2010                 9,189                            9,061
12/2010                10,045                            9,790
01/2011                10,472                           10,001
02/2011                10,819                           10,372
03/2011                10,532                           10,164
04/2011                11,081                           10,718
05/2011                10,659                           10,400
06/2011                10,483                           10,252
07/2011                10,150                           10,083
08/2011                 9,075                            9,231
09/2011                 8,092                            8,304
10/2011                 8,893                            9,111
11/2011                 8,612                            8,690
12/2011                 8,366                            8,595
01/2012                 8,926                            9,059
02/2012                 9,416                            9,557
03/2012                 9,336                            9,487
04/2012                 8,990                            9,326
05/2012                 7,869                            8,262
06/2012                 8,428                            8,804
07/2012                 8,386                            8,913
08/2012                 8,731                            9,168
09/2012                 9,034                            9,446
10/2012                 9,140                            9,512
11/2012                 9,274                            9,712
12/2012                 9,734                           10,006
01/2013                10,211                           10,498
02/2013                 9,890                           10,393
03/2013                 9,907                           10,476
04/2013                10,386                           10,953
05/2013                10,243                           10,708
06/2013                 9,876                           10,307
07/2013                10,536                           10,855
08/2013                10,464                           10,715
09/2013                11,265                           11,472
10/2013                11,643                           11,857
11/2013                11,687                           11,930
12/2013                11,938                           12,110
01/2014                11,499                           11,621
02/2014                12,143                           12,255
03/2014                12,060                           12,200
04/2014                12,239                           12,392
05/2014                12,372                           12,584
06/2014                12,526                           12,763
07/2014                12,239                           12,536
08/2014                12,231                           12,546
09/2014                11,683                           12,030
10/2014                11,493                           11,839
11/2014                11,486                           11,985
12/2014                11,038                           11,586
01/2015                10,962                           11,545
02/2015                11,747                           12,235
03/2015                11,491                           12,030
04/2015                12,110                           12,551
05/2015                12,110                           12,442
06/2015                11,766                           12,089
07/2015                11,649                           12,280
08/2015                10,788                           11,386
09/2015                10,032                           10,811
10/2015                10,811                           11,624
11/2015                10,671                           11,439
12/2015                10,329                           11,234
01/2016                 9,529                           10,461
02/2016                 9,215                           10,315
03/2016                 9,911                           11,015
04/2016                10,400                           11,369
05/2016                10,203                           11,241
06/2016                 9,828                           10,899
07/2016                10,261                           11,435
08/2016                10,534                           11,446            Past performance is not predictive of
09/2016                10,650                           11,585            future performance.
10/2016                10,779                           11,360            The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE        TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS      YEARS             redemption of fund shares.
          ---------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                -0.30%       3.92%      0.75%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
MARCH 6, 2008-OCTOBER 31, 2016

                                    [CHART]

              T.A. World Ex U.S. Core       MSCI ALL Country World ex
                  Equity Portfolio          USA Index (net dividends)
            ---------------------------     -------------------------
03/2008              $10,000                       $10,000
03/2008               10,160                         9,940
04/2008               10,630                        10,541
05/2008               10,750                        10,708
06/2008                9,681                         9,828
07/2008                9,357                         9,474
08/2008                8,942                         9,031
09/2008                7,757                         7,674
10/2008                5,929                         5,985
11/2008                5,584                         5,638
12/2008                6,015                         5,960
01/2009                5,382                         5,433
02/2009                4,841                         4,926
03/2009                5,344                         5,321
04/2009                6,193                         6,046
05/2009                7,186                         6,865
06/2009                7,119                         6,789
07/2009                7,884                         7,453
08/2009                8,205                         7,729
09/2009                8,681                         8,126
10/2009                8,442                         8,025
11/2009                8,743                         8,255
12/2009                8,924                         8,430
01/2010                8,486                         8,018
02/2010                8,528                         8,018
03/2010                9,183                         8,563
04/2010                9,152                         8,488
05/2010                8,129                         7,595
06/2010                8,051                         7,497
07/2010                8,874                         8,174
08/2010                8,579                         7,950
09/2010                9,531                         8,741
10/2010                9,859                         9,038
11/2010                9,488                         8,689
12/2010               10,314                         9,370
01/2011               10,431                         9,462
02/2011               10,644                         9,711
03/2011               10,649                         9,689
04/2011               11,182                        10,162
05/2011               10,851                         9,869
06/2011               10,663                         9,726
07/2011               10,490                         9,593
08/2011                9,530                         8,771
09/2011                8,278                         7,795
10/2011                9,115                         8,617
11/2011                8,799                         8,177
12/2011                8,560                         8,086
01/2012                9,294                         8,634
02/2012                9,809                         9,119
03/2012                9,721                         8,994
04/2012                9,502                         8,852
05/2012                8,405                         7,847
06/2012                8,878                         8,309
07/2012                8,867                         8,427
08/2012                9,123                         8,603
09/2012                9,494                         8,925
10/2012                9,561                         8,959
11/2012                9,729                         9,130
12/2012               10,221                         9,446
01/2013               10,581                         9,830
02/2013               10,480                         9,726
03/2013               10,548                         9,746
04/2013               10,886                        10,104
05/2013               10,638                         9,870
06/2013               10,191                         9,442
07/2013               10,704                         9,856
08/2013               10,556                         9,720
09/2013               11,347                        10,395
10/2013               11,749                        10,777
11/2013               11,760                        10,795
12/2013               11,919                        10,890
01/2014               11,433                        10,396
02/2014               12,058                        10,918
03/2014               12,110                        10,946
04/2014               12,238                        11,090
05/2014               12,412                        11,306
06/2014               12,634                        11,496
07/2014               12,399                        11,382
08/2014               12,517                        11,445
09/2014               11,837                        10,891
10/2014               11,719                        10,783
11/2014               11,684                        10,861
12/2014               11,327                        10,469
01/2015               11,315                        10,454
02/2015               11,944                        11,013
03/2015               11,742                        10,835
04/2015               12,431                        11,382
05/2015               12,336                        11,204
06/2015               12,008                        10,892
07/2015               11,791                        10,862
08/2015               10,999                        10,031
09/2015               10,581                         9,566
10/2015               11,234                        10,278
11/2015               11,113                        10,066
12/2015               10,923                         9,877
01/2016               10,254                         9,205
02/2016               10,072                         9,100
03/2016               10,963                         9,839
04/2016               11,231                        10,098
05/2016               11,073                         9,928
06/2016               10,924                         9,776
07/2016               11,492                        10,260
08/2016               11,578                        10,324               Past performance is not predictive of
09/2016               11,786                        10,452               future performance.
10/2016               11,625                        10,301               The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
         AVERAGE ANNUAL       ONE        FIVE         SINCE              would pay on fund distributions or the
         TOTAL RETURN         YEAR       YEARS      INCEPTION            redemption of fund shares.
         ----------------------------------------------------------      MSCI data copyright MSCI 2016, all
                              3.48%      4.99%        1.76%              rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

            Russell 3000(R) Index............................. 4.24%
            Russell Microcap(R) Index (micro-cap stocks)...... 1.54%
            Russell 2000(R) Index (small-cap stocks).......... 4.11%
            Russell 1000(R) Index (large-cap stocks).......... 4.26%
            Dow Jones U.S. Select REIT Index/SM/.............. 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

      Russell 2000(R) Value Index (small-cap value stocks)........  8.81%
      Russell 2000(R) Growth Index (small-cap growth stocks)...... -0.49%
      Russell 1000(R) Value Index (large-cap value stocks)........  6.37%
      Russell 1000(R) Growth Index (large-cap growth stocks)......  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities directly.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

   The Tax-Managed U.S. Marketwide Value Portfolio invests in a broadly diversified group of U.S. value stocks by purchasing shares of The Tax-Managed U.S. Marketwide Value Series, a Master Fund that invests in such stocks while considering the federal tax implications of investment decisions. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 1,000 securities. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 2.66% for the Portfolio and 6.55% for the Russell 3000(R) Value Index, the Portfolio's Benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. As compared to the benchmark, the Master Fund places more emphasis on lower relative price securities, which detracted from the Portfolio's performance relative to the benchmark as the lowest relative price quartile of such securities underperformed. The Master Fund's exclusion of real estate investment trusts (REITs) and utilities detracted from relative performance as REITs and utilities outperformed most other sectors during the period.

TAX-MANAGED U.S. EQUITY PORTFOLIO

   The Tax-Managed U.S. Equity Portfolio invests in a broadly diversified group of U.S. securities while considering the federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 2,300 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.05% for the Portfolio and 4.24% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of real estate investment trusts (REITs) detracted from its performance relative to the Benchmark as REITs outperformed most other sectors during the period.

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

   The Tax-Managed U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The Tax-Managed U.S. Targeted Value Portfolio also may consider profitability in the Portfolio's construction. In assessing profitability, the Advisor may consider such factors as earnings or profits from operations relative to book value or assets. The tax management strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 1,500 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 2.21% for the Portfolio and 8.81% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the benchmark to mid-cap stocks and a lower allocation to small-cap stocks. Mid-cap stocks underperformed small-caps during the period and detracted from the Portfolio's performance relative to the benchmark. Within small-cap and mid-cap value stocks, the Portfolio's greater emphasis on higher profitability stocks detracted from relative performance as these stocks underperformed lower profitability stocks during the period. The Portfolio's exclusion of real estate investment trusts (REITs) and utilities detracted from relative performance as these sectors outperformed most other sectors during the period.

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

   The Tax-Managed U.S. Small Cap Portfolio invests in a broadly diversified group of U.S. small company stocks. The tax management strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 1,700 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.75% for the Portfolio and 4.11% for the Russell 2000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of real estate investment trusts (REITs) detracted from its performance relative to the benchmark as REITs outperformed most other sectors during the period. Within small-cap stocks, the Portfolio excluded certain stocks with lower profitability and higher relative price, which benefited the Portfolio's performance. These excluded stocks generally underperformed the benchmark return during the period.

T.A. U.S. CORE EQUITY 2 PORTFOLIO

   The T.A. U.S. Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller company stocks, value stocks, and higher profitability stocks relative to the market while considering federal tax implications of investment decisions. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 2,600 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.55% for the Portfolio and 4.24% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the benchmark to lower total market capitalization stocks, which detracted from the Portfolio's performance as mid-cap stocks underperformed. The Portfolio also had a lesser allocation to large cap growth stocks, which outperformed.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------
                                                      RETURN IN U.S. DOLLARS
   -                                                  ----------------------

   MSCI World ex USA Index...........................         -2.27%
   MSCI World ex USA Small Cap Index.................          3.96%
   MSCI World ex USA Value Index.....................         -2.07%
   MSCI World ex USA Growth Index....................         -2.58%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

  TEN LARGEST FOREIGN DEVELOPED MARKETS
  BY MARKET CAP                            LOCAL RETURN RETURN IN U.S. DOLLARS
  -------------------------------------    ------------ ----------------------
  Japan...................................   -10.14%             3.19%
  United Kingdom..........................    13.55%           -10.24%
  France..................................    -4.31%            -5.04%
  Switzerland.............................    -8.27%            -8.57%
  Canada..................................    11.55%             8.90%
  Germany.................................    -2.14%            -2.89%
  Australia...............................     5.52%            12.55%
  Hong Kong...............................     8.52%             8.45%
  Spain...................................    -8.40%            -9.10%
  Netherlands.............................     0.63%            -0.20%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   Emerging markets had stronger performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                        12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------
                                                       RETURN IN U.S. DOLLAR
    -                                                  ---------------------

    MSCI Emerging Markets Index.......................         9.27%
    MSCI Emerging Markets Small Cap Index.............         4.78%
    MSCI Emerging Markets Value Index.................         8.60%
    MSCI Emerging Markets Growth Index................         9.81%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of emerging markets. In particular, while the U.S. dollar appreciated significantly against the Mexican peso, it also depreciated significantly against the Brazilian real. Overall, currency fluctuations benefited from USD-denominated returns in emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

 TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLAR
 ------------------------------------------  ------------ ---------------------
               China........................     1.62%            1.54%
               Korea........................     5.56%            5.17%
               Taiwan.......................    14.56%           17.85%
               India........................     6.28%            3.99%
               South Africa.................    -0.92%            1.46%

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

 TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLAR
 ------------------------------------------  ------------ ---------------------
                 Brazil.....................    40.59%           70.69%
                 Mexico.....................     8.65%           -4.51%
                 Russia.....................    17.86%           18.61%
                 Malaysia...................     4.44%            6.95%
                 Indonesia..................    26.13%           32.31%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

   The Tax-Managed DFA International Value Portfolio invests in a broadly diversified group of developed ex U.S. large company value stocks. Value is measured primarily by price-to-book ratio. The tax-managed strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 460 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were -0.30% for the Portfolio and -2.27% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests primarily in value stocks, while the benchmark is neutral with regard to value or growth stocks. The Portfolio's emphasis on deep value stocks contributed positively to its performance, relative to the benchmark as that segment of the market outperformed for the year. The Portfolio's emphasis on mid-cap stocks also contributed positively to relative performance, as those stocks outperformed for the period.

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

   The T.A. World ex U.S. Core Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in developed ex U.S. and emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price, and higher profitability, while considering potential federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 7,600 securities in 43 eligible developed and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.48% for the Portfolio and 0.22% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories, while the benchmark primarily holds large- and mid-cap stocks. With developed ex U.S. and emerging markets small-cap stocks generally outperforming large-cap stocks during the period, the Portfolio's inclusion of small-cap stocks contributed positively to its performance relative to the benchmark. To a lesser extent, the Portfolio's greater emphasis than the benchmark on low relative price (value) stocks also had a positive impact on the Portfolio's relative performance, as value stocks outperformed during the period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                     SIX MONTHS ENDED OCTOBER 31, 2016
EXPENSE TABLES
                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               05/01/16  10/31/16    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,035.30    0.37%    $1.89
Hypothetical 5% Annual Return................. $1,000.00 $1,023.28    0.37%    $1.88

TAX-MANAGED U.S. EQUITY PORTFOLIO
---------------------------------
Actual Fund Return............................ $1,000.00 $1,041.80    0.22%    $1.13
Hypothetical 5% Annual Return................. $1,000.00 $1,024.03    0.22%    $1.12

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               05/01/16  10/31/16    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
-----------------------------------------
Actual Fund Return............................ $1,000.00 $1,036.60    0.44%    $2.25
Hypothetical 5% Annual Return................. $1,000.00 $1,022.92    0.44%    $2.24

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
------------------------------------
Actual Fund Return............................ $1,000.00 $1,044.20    0.52%    $2.67
Hypothetical 5% Annual Return................. $1,000.00 $1,022.52    0.52%    $2.64

T.A. U.S. CORE EQUITY 2 PORTFOLIO
---------------------------------
Actual Fund Return............................ $1,000.00 $1,038.40    0.24%    $1.23
Hypothetical 5% Annual Return................. $1,000.00 $1,023.93    0.24%    $1.22

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,036.40    0.53%    $2.71
Hypothetical 5% Annual Return................. $1,000.00 $1,022.47    0.53%    $2.69

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
----------------------------------------
Actual Fund Return............................ $1,000.00 $1,035.10    0.45%    $2.30
Hypothetical 5% Annual Return................. $1,000.00 $1,022.87    0.45%    $2.29

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its underlying Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                                   AFFILIATED INVESTMENT COMPANY
                                                   -----------------------------
Tax-Managed U.S. Marketwide Value Portfolio.......             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

         TAX-MANAGED U.S. EQUITY PORTFOLIO
Consumer Discretionary.......................  13.2%
Consumer Staples.............................   9.5%
Energy.......................................   7.0%
Financials...................................  14.3%
Health Care..................................  13.7%
Industrials..................................  11.0%
Information Technology.......................  21.9%
Materials....................................   3.3%
Real Estate..................................   0.1%
Telecommunication Services...................   2.4%
Utilities....................................   3.6%
                                              -----
                                              100.0%

     TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
Consumer Discretionary.......................  13.1%
Consumer Staples.............................   4.4%
Energy.......................................   6.2%
Financials...................................  28.3%
Health Care..................................   5.2%
Industrials..................................  20.2%
Information Technology.......................  13.7%
Materials....................................   7.0%
Real Estate..................................   0.3%
Telecommunication Services...................   1.2%
Utilities....................................   0.4%
                                              -----
                                              100.0%

       TAX-MANAGED U.S. SMALL CAP PORTFOLIO
Consumer Discretionary.......................  15.5%
Consumer Staples.............................   4.5%
Energy.......................................   4.5%
Financials...................................  21.4%
Health Care..................................   8.0%
Industrials..................................  19.1%
Information Technology.......................  15.9%
Materials....................................   5.7%
Real Estate..................................   0.5%
Telecommunication Services...................   1.0%
Utilities....................................   3.9%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


         T.A. U.S. CORE EQUITY 2 PORTFOLIO
Consumer Discretionary.......................  14.8%
Consumer Staples.............................   7.5%
Energy.......................................   6.2%
Financials...................................  17.9%
Health Care..................................  10.7%
Industrials..................................  14.3%
Information Technology.......................  18.6%
Materials....................................   4.6%
Real Estate..................................   0.3%
Telecommunication Services...................   3.0%
Utilities....................................   2.1%
                                              -----
                                              100.0%

   TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
Consumer Discretionary.......................  13.0%
Consumer Staples.............................   2.5%
Energy.......................................  16.1%
Financials...................................  29.5%
Health Care..................................   1.2%
Industrials..................................  11.2%
Information Technology.......................   3.3%
Materials....................................  14.3%
Real Estate..................................   2.3%
Telecommunication Services...................   4.3%
Utilities....................................   2.3%
                                              -----
                                              100.0%

     T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
Consumer Discretionary.......................  14.9%
Consumer Staples.............................   8.0%
Energy.......................................   7.0%
Financials...................................  17.3%
Health Care..................................   5.1%
Industrials..................................  16.3%
Information Technology.......................   8.8%
Materials....................................  13.1%
Real Estate..................................   3.1%
Telecommunication Services...................   3.2%
Utilities....................................   3.2%
                                              -----
                                              100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series
  of The DFA Investment Trust Company....................... $4,013,723,088
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $2,466,427,961)........................................ $4,013,723,088
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                 PERCENTAGE
                                         SHARES      VALUE+    OF NET ASSETS**
                                         ------      ------    ---------------
 COMMON STOCKS -- (91.0%)
 Consumer Discretionary -- (12.0%)
 *   Amazon.com, Inc...................    50,065 $ 39,542,338            1.5%
     Comcast Corp. Class A.............   302,685   18,711,987            0.7%
     Home Depot, Inc. (The)............   153,483   18,726,461            0.7%
     McDonald's Corp...................   108,260   12,186,828            0.5%
     Walt Disney Co. (The).............   191,438   17,744,388            0.7%
     Other Securities..................            237,313,454            9.0%
                                                  ------------          ------
 Total Consumer Discretionary..........            344,225,456           13.1%
                                                  ------------          ------
 Consumer Staples -- (8.7%)
     Altria Group, Inc.................   240,541   15,904,571            0.6%
     Coca-Cola Co. (The)...............   511,158   21,673,099            0.8%
     CVS Health Corp...................   129,652   10,903,733            0.4%
     PepsiCo, Inc......................   179,615   19,254,728            0.7%
     Philip Morris International, Inc..   195,465   18,850,645            0.7%
     Procter & Gamble Co. (The)........   299,138   25,965,178            1.0%
     Wal-Mart Stores, Inc..............   195,872   13,714,958            0.5%
     Other Securities..................            123,300,303            4.8%
                                                  ------------          ------
 Total Consumer Staples................            249,567,215            9.5%
                                                  ------------          ------
 Energy -- (6.3%)
     Chevron Corp......................   238,001   24,930,605            1.0%
     Exxon Mobil Corp..................   518,802   43,226,583            1.7%
     Schlumberger, Ltd.................   173,581   13,579,242            0.5%
     Other Securities..................            100,164,048            3.7%
                                                  ------------          ------
 Total Energy..........................            181,900,478            6.9%
                                                  ------------          ------
 Financials -- (13.0%)
     Bank of America Corp.............. 1,287,004   21,235,566            0.8%
 *   Berkshire Hathaway, Inc. Class B..   237,325   34,245,997            1.3%
     Citigroup, Inc....................   366,966   18,036,379            0.7%
     JPMorgan Chase & Co...............   461,903   31,991,402            1.2%
     Wells Fargo & Co..................   607,461   27,949,281            1.1%
     Other Securities..................            239,781,768            9.1%
                                                  ------------          ------
 Total Financials......................            373,240,393           14.2%
                                                  ------------          ------
 Health Care -- (12.4%)
     AbbVie, Inc.......................   200,934   11,208,099            0.4%
 *   Allergan P.L.C....................    49,768   10,398,526            0.4%
     Amgen, Inc........................    92,185   13,012,835            0.5%
     Bristol-Myers Squibb Co...........   207,633   10,570,596            0.4%
 *   Celgene Corp......................    95,793    9,788,129            0.4%
     Gilead Sciences, Inc..............   163,687   12,052,274            0.5%
     Johnson & Johnson.................   342,345   39,708,597            1.5%
     Medtronic P.L.C...................   174,527   14,314,705            0.6%
     Merck & Co., Inc..................   344,743   20,243,309            0.8%
     Pfizer, Inc.......................   758,897   24,064,624            0.9%
     UnitedHealth Group, Inc...........   118,981   16,815,585            0.7%
     Other Securities..................            174,715,356            6.4%
                                                  ------------          ------
 Total Health Care.....................            356,892,635           13.5%
                                                  ------------          ------
 Industrials -- (10.0%)
     3M Co.............................    74,683   12,345,100            0.5%
     Boeing Co. (The)..................    75,185   10,708,600            0.4%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      General Electric Co...........................................  1,136,991 $   33,086,438            1.3%
      Honeywell International, Inc..................................     89,764      9,845,316            0.4%
      United Technologies Corp......................................     99,010     10,118,822            0.4%
      Other Securities..............................................               212,047,213            7.9%
                                                                                --------------          ------
Total Industrials...................................................               288,151,489           10.9%
                                                                                --------------          ------
Information Technology -- (20.0%)
*     Alphabet, Inc. Class A........................................     36,621     29,659,348            1.1%
*     Alphabet, Inc. Class C........................................     38,652     30,324,040            1.2%
      Apple, Inc....................................................    672,110     76,311,369            2.9%
      Cisco Systems, Inc............................................    625,096     19,177,945            0.7%
*     Facebook, Inc. Class A........................................    290,154     38,007,272            1.5%
      Intel Corp....................................................    591,714     20,633,067            0.8%
      International Business Machines Corp..........................    113,377     17,424,911            0.7%
      Mastercard, Inc. Class A......................................    120,753     12,922,986            0.5%
      Microsoft Corp................................................    921,569     55,220,414            2.1%
      Oracle Corp...................................................    384,590     14,775,948            0.6%
      QUALCOMM, Inc.................................................    185,425     12,742,406            0.5%
#     Visa, Inc. Class A............................................    233,803     19,291,086            0.7%
      Other Securities..............................................               226,993,539            8.5%
                                                                                --------------          ------
Total Information Technology........................................               573,484,331           21.8%
                                                                                --------------          ------
Materials -- (3.0%)
      Other Securities..............................................                85,419,244            3.2%
                                                                                --------------          ------
Real Estate -- (0.1%)
      Other Securities..............................................                 3,254,839            0.1%
                                                                                --------------          ------
Telecommunication Services -- (2.2%)
      AT&T, Inc.....................................................    775,692     28,537,709            1.1%
      Verizon Communications, Inc...................................    510,632     24,561,399            0.9%
      Other Securities..............................................                10,538,150            0.4%
                                                                                --------------          ------
Total Telecommunication Services....................................                63,637,258            2.4%
                                                                                --------------          ------
Utilities -- (3.3%)
      Other Securities..............................................                92,945,573            3.5%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             2,612,718,911           99.1%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    46,159            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             2,612,765,070
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 22,381,273     22,381,273            0.8%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (8.2%)
(S)@  DFA Short Term Investment Fund................................ 20,372,178    235,746,845            9.0%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,671,540,219)...........................................              $2,870,893,188          108.9%
                                                                                ==============          ======

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                       ---------------------------------------------------
                                                                           LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                                       --------------  ------------ ------- --------------
Common Stocks
 Consumer Discretionary............................................... $  344,225,456            --   --    $  344,225,456
 Consumer Staples.....................................................    249,567,215            --   --       249,567,215
 Energy...............................................................    181,900,478            --   --       181,900,478
 Financials...........................................................    373,240,393            --   --       373,240,393
 Health Care..........................................................    356,892,635            --   --       356,892,635
 Industrials..........................................................    288,151,489            --   --       288,151,489
 Information Technology...............................................    573,484,331            --   --       573,484,331
 Materials............................................................     85,419,244            --   --        85,419,244
 Real Estate..........................................................      3,254,839            --   --         3,254,839
 Telecommunication Services...........................................     63,637,258            --   --        63,637,258
 Utilities............................................................     92,945,573            --   --        92,945,573
Rights/Warrants.......................................................             --  $     46,159   --            46,159
Temporary Cash Investments............................................     22,381,273            --   --        22,381,273
Securities Lending Collateral.........................................             --   235,746,845   --       235,746,845
Futures Contracts**...................................................       (507,195)           --   --          (507,195)
                                                                       --------------  ------------   --    --------------
TOTAL................................................................. $2,634,592,989  $235,793,004   --    $2,870,385,993
                                                                       ==============  ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                  ------       ------     ---------------
COMMON STOCKS -- (87.3%)
Consumer Discretionary -- (11.4%)
*   Cabela's, Inc...............................................   208,284 $   12,832,377            0.3%
#   CalAtlantic Group, Inc......................................   385,075     12,445,624            0.3%
    PulteGroup, Inc............................................. 1,176,019     21,873,953            0.6%
    Service Corp. International.................................   469,211     12,011,802            0.3%
*   Toll Brothers, Inc..........................................   526,217     14,439,394            0.4%
#   Wendy's Co. (The)........................................... 1,307,950     14,178,178            0.4%
    Other Securities............................................              404,283,389           10.7%
                                                                           --------------          ------
Total Consumer Discretionary....................................              492,064,717           13.0%
                                                                           --------------          ------
Consumer Staples -- (3.8%)
    Fresh Del Monte Produce, Inc................................   253,809     15,317,373            0.4%
    Ingredion, Inc..............................................   176,275     23,121,992            0.6%
*   Post Holdings, Inc..........................................   241,751     18,428,679            0.5%
    Other Securities............................................              106,765,430            2.8%
                                                                           --------------          ------
Total Consumer Staples..........................................              163,633,474            4.3%
                                                                           --------------          ------
Energy -- (5.5%)
#   Helmerich & Payne, Inc......................................   299,637     18,910,091            0.5%
    Other Securities............................................              215,132,330            5.7%
                                                                           --------------          ------
Total Energy....................................................              234,042,421            6.2%
                                                                           --------------          ------
Financials -- (24.7%)
    Allied World Assurance Co. Holdings AG......................   454,224     19,522,548            0.5%
    American Financial Group, Inc...............................   370,385     27,593,682            0.7%
    Aspen Insurance Holdings, Ltd...............................   254,728     12,290,626            0.3%
    Assurant, Inc...............................................   319,133     25,696,589            0.7%
    Assured Guaranty, Ltd.......................................   448,331     13,400,614            0.4%
    Axis Capital Holdings, Ltd..................................   318,918     18,168,758            0.5%
    CNO Financial Group, Inc.................................... 1,201,584     18,119,887            0.5%
    Endurance Specialty Holdings, Ltd...........................   348,737     32,066,367            0.9%
    Old Republic International Corp.............................   782,838     13,198,649            0.4%
#   People's United Financial, Inc.............................. 1,096,518     17,807,452            0.5%
    Reinsurance Group of America, Inc...........................   249,518     26,913,011            0.7%
    RenaissanceRe Holdings, Ltd.................................   143,959     17,892,664            0.5%
    Validus Holdings, Ltd.......................................   273,291     13,965,170            0.4%
#   WR Berkley Corp.............................................   223,655     12,770,700            0.3%
#   Zions Bancorporation........................................   770,717     24,824,795            0.7%
    Other Securities............................................              769,291,305           20.2%
                                                                           --------------          ------
Total Financials................................................            1,063,522,817           28.2%
                                                                           --------------          ------
Health Care -- (4.5%)
*   LifePoint Health, Inc.......................................   217,249     13,002,353            0.3%
    Other Securities............................................              181,781,307            4.9%
                                                                           --------------          ------
Total Health Care...............................................              194,783,660            5.2%
                                                                           --------------          ------
Industrials -- (17.6%)
#*  AECOM.......................................................   470,894     13,114,398            0.4%
    AGCO Corp...................................................   253,258     12,936,419            0.3%
    AMERCO......................................................    68,098     21,954,114            0.6%
    Curtiss-Wright Corp.........................................   162,945     14,603,131            0.4%
#*  Dycom Industries, Inc.......................................   161,441     12,419,656            0.3%
*   Jacobs Engineering Group, Inc...............................   430,715     22,216,280            0.6%
*   JetBlue Airways Corp........................................ 1,104,346     19,303,968            0.5%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      Owens Corning.................................................    367,806 $   17,941,577            0.5%
*     Quanta Services, Inc..........................................    464,124     13,343,565            0.4%
      Ryder System, Inc.............................................    233,530     16,204,647            0.4%
      Other Securities..............................................               593,734,702           15.7%
                                                                                --------------          ------
Total Industrials...................................................               757,772,457           20.1%
                                                                                --------------          ------
Information Technology -- (12.0%)
*     Arrow Electronics, Inc........................................    351,633     21,491,809            0.6%
      Avnet, Inc....................................................    451,226     18,928,931            0.5%
*     CACI International, Inc. Class A..............................    127,408     12,466,873            0.3%
#     Convergys Corp................................................    496,845     14,507,874            0.4%
#*    First Solar, Inc..............................................    303,312     12,281,103            0.3%
*     Flex, Ltd.....................................................    906,966     12,869,848            0.4%
      Ingram Micro, Inc. Class A....................................    553,452     20,588,414            0.6%
#     Jabil Circuit, Inc............................................    577,300     12,319,582            0.3%
      Marvell Technology Group, Ltd.................................  1,099,220     14,322,837            0.4%
#     SYNNEX Corp...................................................    181,005     18,560,253            0.5%
*     Tech Data Corp................................................    163,716     12,609,406            0.3%
      Other Securities..............................................               344,039,512            9.0%
                                                                                --------------          ------
Total Information Technology........................................               514,986,442           13.6%
                                                                                --------------          ------
Materials -- (6.1%)
      Reliance Steel & Aluminum Co..................................    236,532     16,268,671            0.4%
      Steel Dynamics, Inc...........................................    585,303     16,072,420            0.4%
      Other Securities..............................................               230,978,828            6.2%
                                                                                --------------          ------
Total Materials.....................................................               263,319,919            7.0%
                                                                                --------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                13,042,658            0.3%
                                                                                --------------          ------
Telecommunication Services -- (1.0%)
#     Frontier Communications Corp..................................  3,786,474     15,221,625            0.4%
      Other Securities..............................................                28,698,318            0.8%
                                                                                --------------          ------
Total Telecommunication Services....................................                43,919,943            1.2%
                                                                                --------------          ------
Utilities -- (0.4%)
      Other Securities..............................................                16,507,805            0.4%
TOTAL COMMON STOCKS.................................................             3,757,596,313           99.5%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             3,757,596,313
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 12,957,374     12,957,374            0.3%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (12.4%)
(S)@  DFA Short Term Investment Fund................................ 46,012,851    532,460,710           14.2%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,992,392,282)...........................................              $4,303,014,397          114.0%
                                                                                ==============          ======

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  492,064,717           --   --    $  492,064,717
  Consumer Staples............    163,633,474           --   --       163,633,474
  Energy......................    234,042,421           --   --       234,042,421
  Financials..................  1,063,522,817           --   --     1,063,522,817
  Health Care.................    194,783,660           --   --       194,783,660
  Industrials.................    757,772,457           --   --       757,772,457
  Information Technology......    514,986,442           --   --       514,986,442
  Materials...................    263,319,919           --   --       263,319,919
  Real Estate.................     13,042,658           --   --        13,042,658
  Telecommunication Services..     43,919,943           --   --        43,919,943
  Utilities...................     16,507,805           --   --        16,507,805
Temporary Cash Investments....     12,957,374           --   --        12,957,374
Securities Lending Collateral.             -- $532,460,710   --       532,460,710
                               -------------- ------------   --    --------------
TOTAL......................... $3,770,553,687 $532,460,710   --    $4,303,014,397
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                 PERCENTAGE
                                          SHARES     VALUE+    OF NET ASSETS**
                                          ------     ------    ---------------
  COMMON STOCKS -- (83.1%)
  Consumer Discretionary -- (12.9%)
  #   Brinker International, Inc......... 108,953 $  5,364,846            0.2%
      Thor Industries, Inc...............  99,761    7,912,045            0.4%
      Vail Resorts, Inc..................  32,782    5,226,762            0.2%
      Other Securities...................          336,460,850           14.7%
                                                  ------------          ------
  Total Consumer Discretionary...........          354,964,503           15.5%
                                                  ------------          ------
  Consumer Staples -- (3.8%)
      Fresh Del Monte Produce, Inc.......  91,010    5,492,453            0.2%
      Lancaster Colony Corp..............  38,638    5,048,055            0.2%
  #*  Post Holdings, Inc.................  73,932    5,635,836            0.2%
      Other Securities...................           87,846,473            3.9%
                                                  ------------          ------
  Total Consumer Staples.................          104,022,817            4.5%
                                                  ------------          ------
  Energy -- (3.7%)
      Nabors Industries, Ltd............. 406,068    4,832,209            0.2%
  *   Parsley Energy, Inc. Class A....... 176,689    5,813,068            0.3%
  #   Patterson-UTI Energy, Inc.......... 258,733    5,816,318            0.3%
  #*  PDC Energy, Inc....................  86,705    5,317,618            0.2%
      Other Securities...................           80,525,992            3.5%
                                                  ------------          ------
  Total Energy...........................          102,305,205            4.5%
                                                  ------------          ------
  Financials -- (17.7%)
      Aspen Insurance Holdings, Ltd...... 107,094    5,167,285            0.2%
      Associated Banc-Corp............... 252,334    5,122,380            0.2%
  #   Bank of Hawaii Corp................  78,053    5,865,683            0.3%
      Cathay General Bancorp............. 196,272    5,878,346            0.3%
      CNO Financial Group, Inc........... 336,171    5,069,459            0.2%
      Endurance Specialty Holdings, Ltd.. 111,425   10,245,529            0.5%
  #   First Horizon National Corp........ 360,615    5,557,077            0.2%
  #   FNB Corp........................... 409,087    5,346,767            0.2%
      Fulton Financial Corp.............. 353,155    5,262,009            0.2%
  #   Home BancShares, Inc............... 237,604    5,110,862            0.2%
      MarketAxess Holdings, Inc..........  48,452    7,304,624            0.3%
      PrivateBancorp, Inc................ 127,334    5,760,590            0.3%
  #   UMB Financial Corp.................  77,529    4,810,674            0.2%
      Washington Federal, Inc............ 213,015    5,804,659            0.3%
  #   Webster Financial Corp............. 144,207    5,825,963            0.3%
  *   Western Alliance Bancorp........... 163,870    6,122,183            0.3%
      Other Securities...................          395,538,573           17.1%
                                                  ------------          ------
  Total Financials.......................          489,792,663           21.3%
                                                  ------------          ------
  Health Care -- (6.6%)
      Cantel Medical Corp................  83,217    5,927,547            0.3%
      Hill-Rom Holdings, Inc.............  87,296    4,837,071            0.2%
  *   Prestige Brands Holdings, Inc...... 110,081    4,984,468            0.2%
      Other Securities...................          167,782,209            7.3%
                                                  ------------          ------
  Total Health Care......................          183,531,295            8.0%
                                                  ------------          ------
  Industrials -- (15.9%)
      AMERCO.............................  15,026    4,844,232            0.2%
      Curtiss-Wright Corp................  57,577    5,160,051            0.2%
  #*  Dycom Industries, Inc..............  72,056    5,543,268            0.2%
      EMCOR Group, Inc................... 113,450    6,859,187            0.3%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
*     Hawaiian Holdings, Inc........................................    137,064 $    6,171,307            0.3%
      John Bean Technologies Corp...................................     62,171      4,964,354            0.2%
      Other Securities..............................................               404,008,508           17.6%
                                                                                --------------          ------
Total Industrials...................................................               437,550,907           19.0%
                                                                                --------------          ------
Information Technology -- (13.2%)
*     Cirrus Logic, Inc.............................................    125,945      6,798,511            0.3%
#     Convergys Corp................................................    170,395      4,975,534            0.2%
      Fair Isaac Corp...............................................     47,990      5,791,433            0.3%
*     Finisar Corp..................................................    183,794      5,032,280            0.2%
      Mentor Graphics Corp..........................................    201,971      5,836,962            0.3%
#     Monolithic Power Systems, Inc.................................     65,929      5,195,864            0.2%
      SYNNEX Corp...................................................     51,712      5,302,548            0.2%
*     Tech Data Corp................................................     67,291      5,182,753            0.2%
      Other Securities..............................................               321,138,264           14.0%
                                                                                --------------          ------
Total Information Technology........................................               365,254,149           15.9%
                                                                                --------------          ------
Materials -- (4.7%)
*     Chemtura Corp.................................................    175,823      5,766,994            0.3%
      Sensient Technologies Corp....................................     73,966      5,511,207            0.2%
#     United States Steel Corp......................................    315,227      6,096,490            0.3%
      Other Securities..............................................               113,541,500            4.9%
                                                                                --------------          ------
Total Materials.....................................................               130,916,191            5.7%
                                                                                --------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                11,087,275            0.5%
                                                                                --------------          ------
Telecommunication Services -- (0.9%)
      Other Securities..............................................                23,688,302            1.0%
                                                                                --------------          ------
Utilities -- (3.3%)
      IDACORP, Inc..................................................     64,563      5,061,094            0.2%
      New Jersey Resources Corp.....................................    145,601      4,943,154            0.2%
      Southwest Gas Corp............................................     70,456      5,105,242            0.2%
      WGL Holdings, Inc.............................................     82,214      5,185,237            0.2%
      Other Securities..............................................                70,081,888            3.1%
                                                                                --------------          ------
Total Utilities.....................................................                90,376,615            3.9%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             2,293,489,922           99.8%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             2,293,489,922
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%.......................................................  2,227,761      2,227,761            0.1%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (16.8%)
(S)@  DFA Short Term Investment Fund................................ 40,009,241    462,986,936           20.2%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,871,698,670)...........................................              $2,758,704,619          120.1%
                                                                                ==============          ======

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  354,964,503           --   --    $  354,964,503
  Consumer Staples............    104,022,817           --   --       104,022,817
  Energy......................    102,305,205           --   --       102,305,205
  Financials..................    489,792,663           --   --       489,792,663
  Health Care.................    183,531,295           --   --       183,531,295
  Industrials.................    437,550,907           --   --       437,550,907
  Information Technology......    365,254,149           --   --       365,254,149
  Materials...................    130,916,191           --   --       130,916,191
  Real Estate.................     11,087,275           --   --        11,087,275
  Telecommunication Services..     23,688,302           --   --        23,688,302
  Utilities...................     90,376,615           --   --        90,376,615
Temporary Cash Investments....      2,227,761           --   --         2,227,761
Securities Lending Collateral.             -- $462,986,936   --       462,986,936
                               -------------- ------------   --    --------------
TOTAL......................... $2,295,717,683 $462,986,936   --    $2,758,704,619
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                  ------       ------     ---------------
COMMON STOCKS -- (89.6%)
Consumer Discretionary -- (13.3%)
*   Amazon.com, Inc.............................................    31,906 $   25,199,997            0.4%
#*  Charter Communications, Inc. Class A........................    76,071     19,009,382            0.3%
    Comcast Corp. Class A.......................................   977,932     60,455,756            1.0%
    Ford Motor Co............................................... 1,604,855     18,840,998            0.3%
    General Motors Co...........................................   614,834     19,428,754            0.3%
    Time Warner, Inc............................................   259,315     23,076,442            0.4%
    Walt Disney Co. (The).......................................   365,590     33,886,537            0.6%
    Other Securities............................................              720,123,078           11.5%
                                                                           --------------          ------
Total Consumer Discretionary....................................              920,020,944           14.8%
                                                                           --------------          ------
Consumer Staples -- (6.7%)
    Coca-Cola Co. (The).........................................   377,704     16,014,650            0.3%
    CVS Health Corp.............................................   339,252     28,531,093            0.5%
    Mondelez International, Inc. Class A........................   418,428     18,804,154            0.3%
    PepsiCo, Inc................................................   155,127     16,629,614            0.3%
    Procter & Gamble Co. (The)..................................   458,732     39,817,938            0.6%
    Wal-Mart Stores, Inc........................................   646,740     45,284,735            0.7%
    Walgreens Boots Alliance, Inc...............................   238,315     19,715,800            0.3%
    Other Securities............................................              280,065,116            4.5%
                                                                           --------------          ------
Total Consumer Staples..........................................              464,863,100            7.5%
                                                                           --------------          ------
Energy -- (5.5%)
    Chevron Corp................................................   342,238     35,849,430            0.6%
    Exxon Mobil Corp............................................   956,696     79,711,911            1.3%
    Schlumberger, Ltd...........................................   268,580     21,011,013            0.3%
    Other Securities............................................              245,852,259            4.0%
                                                                           --------------          ------
Total Energy....................................................              382,424,613            6.2%
                                                                           --------------          ------
Financials -- (16.1%)
    American Express Co.........................................   326,464     21,683,739            0.4%
    American International Group, Inc...........................   269,115     16,604,395            0.3%
    Bank of America Corp........................................ 1,783,765     29,432,122            0.5%
*   Berkshire Hathaway, Inc. Class B............................   153,292     22,120,036            0.4%
    Citigroup, Inc..............................................   538,405     26,462,606            0.4%
    JPMorgan Chase & Co.........................................   971,264     67,269,745            1.1%
    Synchrony Financial.........................................   534,264     15,274,608            0.3%
    U.S. Bancorp................................................   445,407     19,936,417            0.3%
    Wells Fargo & Co............................................ 1,244,058     57,239,109            0.9%
    Other Securities............................................              835,428,059           13.3%
                                                                           --------------          ------
Total Financials................................................            1,111,450,836           17.9%
                                                                           --------------          ------
Health Care -- (9.6%)
    Amgen, Inc..................................................   109,613     15,472,971            0.3%
*   Express Scripts Holding Co..................................   239,873     16,167,440            0.3%
    Johnson & Johnson...........................................   415,345     48,175,867            0.8%
    Medtronic P.L.C.............................................   210,279     17,247,084            0.3%
    Merck & Co., Inc............................................   600,469     35,259,540            0.6%
    Pfizer, Inc................................................. 1,302,894     41,314,769            0.7%
    UnitedHealth Group, Inc.....................................   220,408     31,150,263            0.5%
    Other Securities............................................              461,191,696            7.2%
                                                                           --------------          ------
Total Health Care...............................................              665,979,630           10.7%
                                                                           --------------          ------

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (12.8%)
      FedEx Corp....................................................     96,271 $   16,781,961            0.3%
      General Electric Co...........................................  1,383,002     40,245,358            0.7%
      Union Pacific Corp............................................    237,535     20,945,836            0.4%
      United Technologies Corp......................................    262,064     26,782,941            0.4%
      Other Securities..............................................               779,332,465           12.4%
                                                                                --------------          ------
Total Industrials...................................................               884,088,561           14.2%
                                                                                --------------          ------
Information Technology -- (16.6%)
*     Alphabet, Inc. Class A........................................     34,523     27,960,178            0.5%
*     Alphabet, Inc. Class C........................................     35,189     27,607,178            0.5%
      Apple, Inc....................................................  1,125,427    127,780,982            2.1%
      Cisco Systems, Inc............................................  1,665,198     51,088,275            0.8%
*     Facebook, Inc. Class A........................................    127,617     16,716,551            0.3%
      Intel Corp....................................................  1,852,635     64,601,382            1.0%
      Microsoft Corp................................................  1,187,445     71,151,704            1.2%
      Oracle Corp...................................................    475,083     18,252,689            0.3%
      QUALCOMM, Inc.................................................    467,869     32,151,958            0.5%
#     Visa, Inc. Class A............................................    285,324     23,542,083            0.4%
      Other Securities..............................................               689,157,193           10.9%
                                                                                --------------          ------
Total Information Technology........................................             1,150,010,173           18.5%
                                                                                --------------          ------
Materials -- (4.2%)
      Dow Chemical Co. (The)........................................    290,047     15,607,429            0.3%
      Other Securities..............................................               272,183,435            4.3%
                                                                                --------------          ------
Total Materials.....................................................               287,790,864            4.6%
                                                                                --------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                21,423,442            0.3%
                                                                                --------------          ------
Telecommunication Services -- (2.6%)
      AT&T, Inc.....................................................  2,688,993     98,928,052            1.6%
      Verizon Communications, Inc...................................    832,077     40,022,904            0.7%
      Other Securities..............................................                43,993,251            0.6%
                                                                                --------------          ------
Total Telecommunication Services....................................               182,944,207            2.9%
                                                                                --------------          ------
Utilities -- (1.9%)
      Other Securities..............................................               129,631,326            2.1%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             6,200,627,696           99.7%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                   119,434            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             6,200,747,130
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 16,066,072     16,066,072            0.3%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (10.2%)
(S)@  DFA Short Term Investment Fund................................ 61,028,336    706,219,906           11.3%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,738,462,568)...........................................              $6,923,033,108          111.3%
                                                                                ==============          ======

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                             -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary..................................... $  920,020,944           --   --    $  920,020,944
 Consumer Staples...........................................    464,863,100           --   --       464,863,100
 Energy.....................................................    382,424,613           --   --       382,424,613
 Financials.................................................  1,111,450,836           --   --     1,111,450,836
 Health Care................................................    665,979,630           --   --       665,979,630
 Industrials................................................    884,088,561           --   --       884,088,561
 Information Technology.....................................  1,150,010,173           --   --     1,150,010,173
 Materials..................................................    287,790,864           --   --       287,790,864
 Real Estate................................................     21,423,442           --   --        21,423,442
 Telecommunication Services.................................    182,944,207           --   --       182,944,207
 Utilities..................................................    129,631,326           --   --       129,631,326
Rights/Warrants.............................................             -- $    119,434   --           119,434
Temporary Cash Investments..................................     16,066,072           --   --        16,066,072
Securities Lending Collateral...............................             --  706,219,906   --       706,219,906
                                                             -------------- ------------   --    --------------
TOTAL....................................................... $6,216,693,768 $706,339,340   --    $6,923,033,108
                                                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                  ------     -------    ---------------
COMMON STOCKS -- (97.5%)
AUSTRALIA -- (6.3%)
    Australia & New Zealand Banking Group, Ltd.. 1,695,432 $ 35,799,738            1.2%
    BHP Billiton, Ltd........................... 1,639,623   28,645,572            1.0%
#   BHP Billiton, Ltd. Sponsored ADR............   593,811   20,795,261            0.7%
    Newcrest Mining, Ltd........................   796,982   13,954,707            0.5%
    Woodside Petroleum, Ltd.....................   864,632   18,508,302            0.6%
    Other Securities............................             72,045,452            2.3%
                                                           ------------          ------
TOTAL AUSTRALIA.................................            189,749,032            6.3%
                                                           ------------          ------

AUSTRIA -- (0.1%)
    Other Securities............................              3,375,685            0.1%
                                                           ------------          ------

BELGIUM -- (1.4%)
    Other Securities............................             41,609,869            1.4%
                                                           ------------          ------

CANADA -- (7.9%)
    Bank of Montreal............................   550,366   35,003,278            1.2%
    Canadian Natural Resources, Ltd.............   505,767   16,037,872            0.5%
    Suncor Energy, Inc.......................... 1,023,634   30,717,418            1.0%
    Other Securities............................            155,188,320            5.2%
                                                           ------------          ------
TOTAL CANADA....................................            236,946,888            7.9%
                                                           ------------          ------

DENMARK -- (1.9%)
    Vestas Wind Systems A.S.....................   248,599   19,916,717            0.6%
    Other Securities............................             37,132,172            1.3%
                                                           ------------          ------
TOTAL DENMARK...................................             57,048,889            1.9%
                                                           ------------          ------

FINLAND -- (0.8%)
    Other Securities............................             24,050,881            0.8%
                                                           ------------          ------

FRANCE -- (9.5%)
    BNP Paribas SA..............................   488,045   28,298,438            0.9%
    Cie de Saint-Gobain.........................   540,393   23,995,163            0.8%
    Engie SA.................................... 1,220,619   17,603,422            0.6%
    Orange SA................................... 1,778,494   27,982,211            0.9%
    Renault SA..................................   252,522   21,959,774            0.7%
    Societe Generale SA.........................   590,348   23,028,001            0.8%
    Total SA.................................... 1,335,488   63,976,420            2.1%
    Other Securities............................             79,048,113            2.7%
                                                           ------------          ------
TOTAL FRANCE....................................            285,891,542            9.5%
                                                           ------------          ------

GERMANY -- (7.0%)
    Allianz SE..................................   217,369   33,932,220            1.1%
    Bayerische Motoren Werke AG.................   291,133   25,400,030            0.8%
    Daimler AG..................................   739,542   52,760,385            1.8%
    E.ON SE..................................... 2,644,329   19,379,904            0.6%
    Other Securities............................             79,470,561            2.7%
                                                           ------------          ------
TOTAL GERMANY...................................            210,943,100            7.0%
                                                           ------------          ------

HONG KONG -- (2.8%)
    CK Hutchison Holdings, Ltd.................. 1,519,848   18,767,131            0.6%
    Sun Hung Kai Properties, Ltd................   949,434   14,138,138            0.5%
    Other Securities............................             50,886,545            1.7%
                                                           ------------          ------
TOTAL HONG KONG.................................             83,791,814            2.8%
                                                           ------------          ------

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------
IRELAND -- (0.3%)
    Other Securities......................            $  9,235,151            0.3%
                                                      ------------          ------

ISRAEL -- (0.4%)
    Other Securities......................              13,014,779            0.4%
                                                      ------------          ------

ITALY -- (0.9%)
    Other Securities......................              26,597,250            0.9%
                                                      ------------          ------

JAPAN -- (22.5%)
    Hitachi, Ltd..........................  3,457,000   18,428,895            0.6%
    Honda Motor Co., Ltd..................  1,200,200   35,911,909            1.2%
    ITOCHU Corp...........................  1,171,200   14,790,725            0.5%
    Mitsubishi UFJ Financial Group, Inc...  3,959,034   20,427,857            0.7%
    Mizuho Financial Group, Inc........... 16,891,000   28,440,255            1.0%
    Nissan Motor Co., Ltd.................  1,904,600   19,374,511            0.7%
    Sumitomo Mitsui Financial Group, Inc..    900,727   31,229,702            1.0%
    Other Securities......................             510,093,859           16.9%
                                                      ------------          ------
TOTAL JAPAN...............................             678,697,713           22.6%
                                                      ------------          ------

NETHERLANDS -- (3.2%)
    ING Groep NV..........................  1,774,374   23,292,227            0.8%
    Koninklijke Ahold Delhaize NV.........    588,721   13,430,135            0.4%
    Koninklijke DSM NV....................    221,673   14,247,923            0.5%
    Koninklijke Philips NV................    599,067   18,051,186            0.6%
    Other Securities......................              27,727,978            0.9%
                                                      ------------          ------
TOTAL NETHERLANDS.........................              96,749,449            3.2%
                                                      ------------          ------

NEW ZEALAND -- (0.2%)
    Other Securities......................               4,701,474            0.2%
                                                      ------------          ------

NORWAY -- (0.7%)
    Other Securities......................              20,214,348            0.7%
                                                      ------------          ------

PORTUGAL -- (0.0%)
    Other Securities......................               1,297,966            0.1%
                                                      ------------          ------

SINGAPORE -- (0.9%)
    Other Securities......................              26,744,921            0.9%
                                                      ------------          ------

SPAIN -- (2.6%)
    Banco Santander SA.................... 10,227,554   50,115,277            1.7%
    Other Securities......................              28,839,143            0.9%
                                                      ------------          ------
TOTAL SPAIN...............................              78,954,420            2.6%
                                                      ------------          ------

SWEDEN -- (2.3%)
    Nordea Bank AB........................  1,558,706   16,380,637            0.6%
    Other Securities......................              52,987,458            1.7%
                                                      ------------          ------
TOTAL SWEDEN..............................              69,368,095            2.3%
                                                      ------------          ------

SWITZERLAND -- (8.1%)
    ABB, Ltd..............................  1,795,508   37,042,080            1.2%
    Cie Financiere Richemont SA...........    432,894   27,830,702            0.9%
    Novartis AG...........................    374,729   26,593,611            0.9%
    Swiss Re AG...........................    347,731   32,273,509            1.1%
    UBS Group AG..........................  1,117,685   15,801,449            0.5%
    Zurich Insurance Group AG.............    111,445   29,171,455            1.0%
    Other Securities......................              75,300,422            2.5%
                                                      ------------          ------
TOTAL SWITZERLAND.........................             244,013,228            8.1%
                                                      ------------          ------

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                               PERCENTAGE
                                                                     SHARES      VALUE++     OF NET ASSETS**
                                                                     ------      -------     ---------------
UNITED KINGDOM -- (17.7%)
      BP P.L.C. Sponsored ADR.....................................  3,379,207 $  120,130,818            4.0%
*     Glencore P.L.C.............................................. 10,231,265     31,318,984            1.0%
      HSBC Holdings P.L.C.........................................  2,954,817     22,253,131            0.7%
      HSBC Holdings P.L.C. Sponsored ADR..........................  1,591,771     59,898,343            2.0%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.............  1,265,352     63,027,170            2.1%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.............  1,146,218     59,958,664            2.0%
      Vodafone Group P.L.C........................................ 23,523,365     64,602,795            2.2%
#     Vodafone Group P.L.C. Sponsored ADR.........................    653,411     18,190,952            0.6%
      Other Securities............................................                95,960,074            3.2%
                                                                              --------------          ------
TOTAL UNITED KINGDOM..............................................               535,340,931           17.8%
                                                                              --------------          ------

UNITED STATES -- (0.0%)
      Other Securities............................................                   316,540            0.0%
                                                                              --------------          ------
TOTAL COMMON STOCKS...............................................             2,938,653,965           97.8%
                                                                              --------------          ------

PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
      Volkswagen AG...............................................    154,664     21,324,380            0.7%
      Other Securities............................................                 6,483,602            0.3%
                                                                              --------------          ------
TOTAL GERMANY.....................................................                27,807,982            1.0%
                                                                              --------------          ------
TOTAL PREFERRED STOCKS............................................                27,807,982            1.0%
                                                                              --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities............................................                   572,592            0.0%
                                                                              --------------          ------

SWEDEN -- (0.0%)
      Other Securities............................................                    55,925            0.0%
                                                                              --------------          ------
TOTAL RIGHTS/WARRANTS.............................................                   628,517            0.0%
                                                                              --------------          ------
TOTAL INVESTMENT SECURITIES.......................................             2,967,090,464
                                                                              --------------

                                                                                 VALUE+
                                                                                 ------
SECURITIES LENDING COLLATERAL -- (1.6%)
(S)@  DFA Short Term Investment Fund..............................  4,261,821     49,317,792            1.6%
                                                                              --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,069,346,026)...........................................             $3,016,408,256          100.4%
                                                                              ==============          ======

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------------
                                  LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                               ------------  -------------- ------- --------------
Common Stocks
  Australia................... $ 22,853,105  $  166,895,927   --    $  189,749,032
  Austria.....................           --       3,375,685   --         3,375,685
  Belgium.....................           --      41,609,869   --        41,609,869
  Canada......................  236,946,888              --   --       236,946,888
  Denmark.....................           --      57,048,889   --        57,048,889
  Finland.....................           --      24,050,881   --        24,050,881
  France......................    8,384,224     277,507,318   --       285,891,542
  Germany.....................   19,649,606     191,293,494   --       210,943,100
  Hong Kong...................           --      83,791,814   --        83,791,814
  Ireland.....................    4,783,501       4,451,650   --         9,235,151
  Israel......................    1,264,548      11,750,231   --        13,014,779
  Italy.......................    1,331,833      25,265,417   --        26,597,250
  Japan.......................   11,088,304     667,609,409   --       678,697,713
  Netherlands.................    8,886,874      87,862,575   --        96,749,449
  New Zealand.................           --       4,701,474   --         4,701,474
  Norway......................    2,649,215      17,565,133   --        20,214,348
  Portugal....................           --       1,297,966   --         1,297,966
  Singapore...................           --      26,744,921   --        26,744,921
  Spain.......................        9,922      78,944,498   --        78,954,420
  Sweden......................           --      69,368,095   --        69,368,095
  Switzerland.................    3,402,505     240,610,723   --       244,013,228
  United Kingdom..............  342,552,811     192,788,120   --       535,340,931
  United States...............           --         316,540   --           316,540
Preferred Stocks
  Germany.....................           --      27,807,982   --        27,807,982
Rights/Warrants
  Spain.......................           --         572,592   --           572,592
  Sweden......................           --          55,925   --            55,925
Securities Lending Collateral            --      49,317,792   --        49,317,792
  Futures Contracts**.........     (799,793)             --   --          (799,793)
                               ------------  --------------   --    --------------
TOTAL......................... $663,003,543  $2,352,604,920   --    $3,015,608,463
                               ============  ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                   PERCENTAGE
                                                           SHARES     VALUE++    OF NET ASSETS**
                                                           ------     -------    ---------------
COMMON STOCKS -- (96.7%)
AUSTRALIA -- (4.8%)
    Australia & New Zealand Banking Group, Ltd..........    218,548 $  4,614,730            0.2%
    BHP Billiton, Ltd...................................    328,023    5,730,834            0.3%
    Macquarie Group, Ltd................................     70,545    4,264,414            0.2%
    National Australia Bank, Ltd........................    208,492    4,425,750            0.2%
    Westpac Banking Corp................................    208,931    4,831,516            0.2%
    Woodside Petroleum, Ltd.............................    193,020    4,131,784            0.2%
    Other Securities....................................              89,760,672            3.6%
                                                                    ------------          ------
TOTAL AUSTRALIA.........................................             117,759,700            4.9%
                                                                    ------------          ------

AUSTRIA -- (0.4%)
    Other Securities....................................              10,780,844            0.5%
                                                                    ------------          ------

BELGIUM -- (1.1%)
    Anheuser-Busch InBev SA.............................     45,871    5,264,605            0.2%
    Other Securities....................................              22,120,394            0.9%
                                                                    ------------          ------
TOTAL BELGIUM...........................................              27,384,999            1.1%
                                                                    ------------          ------

BRAZIL -- (1.6%)
    Other Securities....................................              39,038,642            1.6%
                                                                    ------------          ------

CANADA -- (6.3%)
    Royal Bank of Canada................................     69,446    4,338,986            0.2%
    Suncor Energy, Inc..................................    140,413    4,213,540            0.2%
    Toronto-Dominion Bank (The).........................     92,478    4,196,087            0.2%
    Other Securities....................................             141,853,503            5.8%
                                                                    ------------          ------
TOTAL CANADA............................................             154,602,116            6.4%
                                                                    ------------          ------

CHILE -- (0.3%)
    Other Securities....................................               7,481,594            0.3%
                                                                    ------------          ------

CHINA -- (5.1%)
    China Construction Bank Corp. Class H............... 10,006,200    7,306,995            0.3%
    China Mobile, Ltd. Sponsored ADR....................     73,952    4,247,063            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 10,068,460    6,043,486            0.3%
    Tencent Holdings, Ltd...............................    150,500    3,988,599            0.2%
    Other Securities....................................             104,202,079            4.2%
                                                                    ------------          ------
TOTAL CHINA.............................................             125,788,222            5.2%
                                                                    ------------          ------

COLOMBIA -- (0.1%)
    Other Securities....................................               1,724,228            0.1%
                                                                    ------------          ------

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................                 574,663            0.0%
                                                                    ------------          ------

DENMARK -- (1.3%)
    Other Securities....................................              31,045,945            1.3%
                                                                    ------------          ------

EGYPT -- (0.0%)
    Other Securities....................................                 170,921            0.0%
                                                                    ------------          ------

FINLAND -- (1.4%)
    UPM-Kymmene Oyj.....................................    210,965    4,907,364            0.2%
    Other Securities....................................              28,132,155            1.2%
                                                                    ------------          ------
TOTAL FINLAND...........................................              33,039,519            1.4%
                                                                    ------------          ------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                              SHARES    VALUE++    OF NET ASSETS**
                                              ------    -------    ---------------
FRANCE -- (5.3%)
    BNP Paribas SA...........................  65,207 $  3,780,914            0.2%
    Cie Generale des Etablissements Michelin.  36,347    3,936,672            0.2%
    Orange SA................................ 252,114    3,966,675            0.2%
    Total SA................................. 219,419   10,511,245            0.5%
    Other Securities.........................          106,776,619            4.3%
                                                      ------------          ------
TOTAL FRANCE.................................          128,972,125            5.4%
                                                      ------------          ------

GERMANY -- (5.1%)
    BASF SE..................................  97,349    8,593,771            0.4%
    Bayerische Motoren Werke AG..............  57,820    5,044,532            0.2%
    Daimler AG............................... 140,117    9,996,223            0.4%
    Deutsche Telekom AG...................... 235,891    3,848,613            0.2%
    Fresenius SE & Co. KGaA..................  58,466    4,319,889            0.2%
    Siemens AG...............................  43,047    4,890,886            0.2%
    Other Securities.........................           87,679,341            3.6%
                                                      ------------          ------
TOTAL GERMANY................................          124,373,255            5.2%
                                                      ------------          ------

GREECE -- (0.1%)
    Other Securities.........................            1,927,209            0.1%
                                                      ------------          ------

HONG KONG -- (2.3%)
    AIA Group, Ltd........................... 729,000    4,586,140            0.2%
    Other Securities.........................           51,308,641            2.1%
                                                      ------------          ------
TOTAL HONG KONG..............................           55,894,781            2.3%
                                                      ------------          ------

HUNGARY -- (0.1%)
    Other Securities.........................            1,921,581            0.1%
                                                      ------------          ------

INDIA -- (2.6%)
    Other Securities.........................           64,782,698            2.7%
                                                      ------------          ------

INDONESIA -- (0.7%)
    Other Securities.........................           16,538,589            0.7%
                                                      ------------          ------

IRELAND -- (0.4%)
    Other Securities.........................            8,691,386            0.4%
                                                      ------------          ------

ISRAEL -- (0.5%)
    Other Securities.........................           11,927,814            0.5%
                                                      ------------          ------

ITALY -- (1.7%)
    Other Securities.........................           42,574,781            1.8%
                                                      ------------          ------

JAPAN -- (18.2%)
    Hitachi, Ltd............................. 727,000    3,875,559            0.2%
    Honda Motor Co., Ltd..................... 146,500    4,383,515            0.2%
    NTT DOCOMO, Inc.......................... 149,700    3,759,563            0.2%
    Sumitomo Mitsui Financial Group, Inc..... 110,183    3,820,228            0.2%
    Toyota Motor Corp........................ 163,873    9,505,734            0.4%
    Toyota Motor Corp. Sponsored ADR.........  41,028    4,745,298            0.2%
    Other Securities.........................          414,354,889           17.1%
                                                      ------------          ------
TOTAL JAPAN..................................          444,444,786           18.5%
                                                      ------------          ------

MALAYSIA -- (0.7%)
    Other Securities.........................           17,345,827            0.7%
                                                      ------------          ------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                          ------    -------   ---------------
   MEXICO -- (1.1%)
       Other Securities..................         $25,728,392            1.1%
                                                  -----------          ------

   NETHERLANDS -- (2.1%)
       Koninklijke Ahold Delhaize NV..... 233,772   5,332,900            0.2%
       Koninklijke DSM NV................  65,323   4,198,604            0.2%
       Other Securities..................          40,718,167            1.7%
                                                  -----------          ------
   TOTAL NETHERLANDS.....................          50,249,671            2.1%
                                                  -----------          ------

   NEW ZEALAND -- (0.4%)
       Other Securities..................          10,085,145            0.4%
                                                  -----------          ------

   NORWAY -- (0.7%)
       Other Securities..................          15,833,706            0.7%
                                                  -----------          ------

   PERU -- (0.0%)
       Other Securities..................             594,218            0.0%
                                                  -----------          ------

   PHILIPPINES -- (0.3%)
       Other Securities..................           8,067,896            0.3%
                                                  -----------          ------

   POLAND -- (0.3%)
       Other Securities..................           7,779,196            0.3%
                                                  -----------          ------

   PORTUGAL -- (0.2%)
       Other Securities..................           5,049,721            0.2%
                                                  -----------          ------

   RUSSIA -- (0.3%)
       Other Securities..................           7,020,964            0.3%
                                                  -----------          ------

   SINGAPORE -- (0.8%)
       Other Securities..................          19,863,621            0.8%
                                                  -----------          ------

   SOUTH AFRICA -- (1.8%)
       Other Securities..................          44,959,560            1.9%
                                                  -----------          ------

   SOUTH KOREA -- (4.0%)
       Samsung Electronics Co., Ltd......   5,671   8,111,379            0.4%
       Samsung Electronics Co., Ltd. GDR.   8,033   5,651,305            0.3%
       Other Securities..................          84,836,910            3.4%
                                                  -----------          ------
   TOTAL SOUTH KOREA.....................          98,599,594            4.1%
                                                  -----------          ------

   SPAIN -- (1.8%)
       Banco Santander SA................ 889,571   4,358,921            0.2%
       Other Securities..................          39,399,209            1.6%
                                                  -----------          ------
   TOTAL SPAIN...........................          43,758,130            1.8%
                                                  -----------          ------

   SWEDEN -- (2.1%)
       Other Securities..................          51,690,776            2.1%
                                                  -----------          ------

   SWITZERLAND -- (4.9%)
       ABB, Ltd.......................... 219,337   4,525,014            0.2%
       Nestle SA......................... 261,736  18,979,490            0.8%
       Novartis AG Sponsored ADR......... 117,451   8,341,370            0.4%
       Roche Holding AG..................  19,398   4,455,363            0.2%
       Syngenta AG.......................  10,331   4,134,114            0.2%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                     SHARES     VALUE++     OF NET ASSETS**
                                                     ------     -------     ---------------
SWITZERLAND -- (Continued)
    Other Securities................................         $   80,501,915            3.2%
                                                             --------------          ------
TOTAL SWITZERLAND...................................            120,937,266            5.0%
                                                             --------------          ------

TAIWAN -- (3.7%)
    Other Securities................................             89,363,692            3.7%
                                                             --------------          ------

THAILAND -- (0.6%)
    Other Securities................................             15,569,158            0.6%
                                                             --------------          ------

TURKEY -- (0.3%)
    Other Securities................................              8,084,690            0.3%
                                                             --------------          ------

UNITED KINGDOM -- (11.2%)
    BP P.L.C. Sponsored ADR......................... 463,297     16,470,211            0.7%
    HSBC Holdings P.L.C. Sponsored ADR.............. 139,986      5,267,673            0.2%
    Rio Tinto P.L.C. Sponsored ADR.................. 112,860      3,933,171            0.2%
    Royal Dutch Shell P.L.C. Class A................ 161,511      4,022,751            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A. 165,003      8,218,786            0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B. 149,242      7,806,849            0.3%
    Vodafone Group P.L.C. Sponsored ADR............. 137,812      3,836,699            0.2%
    Other Securities................................            224,802,115            9.2%
                                                             --------------          ------
TOTAL UNITED KINGDOM................................            274,358,255           11.4%
                                                             --------------          ------

UNITED STATES -- (0.0%)
    Other Securities................................                413,534            0.0%
                                                             --------------          ------
TOTAL COMMON STOCKS.................................          2,366,793,410           98.3%
                                                             --------------          ------

PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.6%)
    Itau Unibanco Holding SA........................ 311,792      3,750,882            0.2%
    Other Securities................................             11,245,482            0.5%
                                                             --------------          ------
TOTAL BRAZIL........................................             14,996,364            0.7%
                                                             --------------          ------

CHILE -- (0.0%)
    Other Securities................................                 72,567            0.0%
                                                             --------------          ------

COLOMBIA -- (0.0%)
    Other Securities................................                299,061            0.0%
                                                             --------------          ------

GERMANY -- (0.3%)
    Other Securities................................              7,633,211            0.3%
                                                             --------------          ------

SOUTH KOREA -- (0.0%)
    Other Securities................................                 70,513            0.0%
                                                             --------------          ------

UNITED KINGDOM -- (0.0%)
    Other Securities................................                  1,422            0.0%
                                                             --------------          ------
TOTAL PREFERRED STOCKS..............................             23,073,138            1.0%
                                                             --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities................................                 10,450            0.0%
                                                             --------------          ------

BRAZIL -- (0.0%)
    Other Securities................................                     40            0.0%
                                                             --------------          ------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                        ------      -------     ---------------
 CHINA -- (0.0%)
       Other Securities...............           $          702            0.0%
                                                 --------------          ------

 HONG KONG -- (0.0%)
       Other Securities...............                      150            0.0%
                                                 --------------          ------

 INDIA -- (0.0%)
       Other Securities...............                   17,745            0.0%
                                                 --------------          ------

 SOUTH KOREA -- (0.0%)
       Other Securities...............                   63,806            0.0%
                                                 --------------          ------

 SPAIN -- (0.0%)
       Other Securities...............                   62,993            0.0%
                                                 --------------          ------

 SWEDEN -- (0.0%)
       Other Securities...............                   37,597            0.0%
                                                 --------------          ------

 TAIWAN -- (0.0%)
       Other Securities...............                      383            0.0%
                                                 --------------          ------

 UNITED KINGDOM -- (0.0%)
       Other Securities...............                  176,859            0.0%
                                                 --------------          ------
 TOTAL RIGHTS/WARRANTS................                  370,725            0.0%
                                                 --------------          ------
 TOTAL INVESTMENT SECURITIES..........            2,390,237,273
                                                 --------------

                                                    VALUE+
                                                    ------
 SECURITIES LENDING COLLATERAL -- (2.4%)
 (S)@  DFA Short Term Investment Fund. 5,029,975     58,206,865            2.4%
                                                 --------------          ------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,211,078,246)............             $2,448,444,138          101.7%
                                                 ==============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                          ----------------------------------------------
                            LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                          ------------ ------------ ------- ------------
        Common Stocks
          Australia...... $  2,180,342 $115,579,358   --    $117,759,700
          Austria........           --   10,780,844   --      10,780,844
          Belgium........    6,850,976   20,534,023   --      27,384,999
          Brazil.........   39,038,642           --   --      39,038,642
          Canada.........  154,574,334       27,782   --     154,602,116
          Chile..........    2,507,911    4,973,683   --       7,481,594
          China..........   11,381,746  114,406,476   --     125,788,222
          Colombia.......    1,724,228           --   --       1,724,228
          Czech Republic.           --      574,663   --         574,663
          Denmark........      739,943   30,306,002   --      31,045,945
          Egypt..........           --      170,921   --         170,921
          Finland........       52,500   32,987,019   --      33,039,519
          France.........    3,133,552  125,838,573   --     128,972,125
          Germany........    5,870,160  118,503,095   --     124,373,255
          Greece.........           --    1,927,209   --       1,927,209
          Hong Kong......      330,970   55,563,811   --      55,894,781

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks (Continued)
  Hungary..................... $     34,385 $    1,887,196   --    $    1,921,581
  India.......................    2,108,500     62,674,198   --        64,782,698
  Indonesia...................      415,040     16,123,549   --        16,538,589
  Ireland.....................    2,224,727      6,466,659   --         8,691,386
  Israel......................    3,755,367      8,172,447   --        11,927,814
  Italy.......................    1,540,331     41,034,450   --        42,574,781
  Japan.......................   14,941,034    429,503,752   --       444,444,786
  Malaysia....................           --     17,345,827   --        17,345,827
  Mexico......................   25,728,392             --   --        25,728,392
  Netherlands.................    9,525,279     40,724,392   --        50,249,671
  New Zealand.................       94,976      9,990,169   --        10,085,145
  Norway......................    1,065,809     14,767,897   --        15,833,706
  Peru........................      594,218             --   --           594,218
  Philippines.................       96,004      7,971,892   --         8,067,896
  Poland......................           --      7,779,196   --         7,779,196
  Portugal....................           --      5,049,721   --         5,049,721
  Russia......................      527,824      6,493,140   --         7,020,964
  Singapore...................          169     19,863,452   --        19,863,621
  South Africa................    6,373,762     38,585,798   --        44,959,560
  South Korea.................    5,291,198     93,308,396   --        98,599,594
  Spain.......................    3,504,579     40,253,551   --        43,758,130
  Sweden......................      440,735     51,250,041   --        51,690,776
  Switzerland.................   13,948,167    106,989,099   --       120,937,266
  Taiwan......................    4,070,095     85,293,597   --        89,363,692
  Thailand....................   15,565,966          3,192   --        15,569,158
  Turkey......................       73,439      8,011,251   --         8,084,690
  United Kingdom..............   69,366,519    204,991,736   --       274,358,255
  United States...............      190,012        223,522   --           413,534
Preferred Stocks
  Brazil......................   14,996,364             --   --        14,996,364
  Chile.......................           --         72,567   --            72,567
  Colombia....................      299,061             --   --           299,061
  Germany.....................           --      7,633,211   --         7,633,211
  South Korea.................       70,513             --   --            70,513
  United Kingdom..............           --          1,422   --             1,422
Rights/Warrants
  Australia...................           --         10,450   --            10,450
  Brazil......................           --             40   --                40
  China.......................           --            702   --               702
  Hong Kong...................           --            150   --               150
  India.......................           --         17,745   --            17,745
  South Korea.................           --         63,806   --            63,806
  Spain.......................           --         62,993   --            62,993
  Sweden......................           --         37,597   --            37,597
  Taiwan......................           --            383   --               383
  United Kingdom..............           --        176,859   --           176,859
Securities Lending Collateral.           --     58,206,865   --        58,206,865
                               ------------ --------------   --    --------------
TOTAL......................... $425,227,769 $2,023,216,369   --    $2,448,444,138
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                               TAX-MANAGED
                                                                  U.S.        TAX-MANAGED    TAX-MANAGED     TAX-MANAGED
                                                               MARKETWIDE     U.S. EQUITY   U.S. TARGETED   U.S. SMALL CAP
                                                             VALUE PORTFOLIO  PORTFOLIO*   VALUE PORTFOLIO*   PORTFOLIO*
                                                             --------------- ------------  ---------------- --------------
ASSETS:
Investments in Affiliated Investment Company at Value.......  $  4,013,723             --              --              --
Investments at Value (including $0, $283,054, $591,089
 and $507,052 of securities on loan, respectively)..........            --   $  2,612,765    $  3,757,596    $  2,293,490
Temporary Cash Investments at Value & Cost..................            --         22,381          12,957           2,228
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $0, $235,714, $532,372 and
 $462,913)..................................................            --        235,747         532,461         462,987
Segregated Cash for Futures Contracts.......................            --            788              --              --
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold.....................................................            --             44          18,102           1,906
  Dividends, Interest and Tax Reclaims......................            --          2,851           1,197             681
  Securities Lending Income.................................            --             77             192             199
  Fund Shares Sold..........................................           999            736           1,075             708
Prepaid Expenses and Other Assets...........................            30             24              40              29
                                                              ------------   ------------    ------------    ------------
     Total Assets...........................................     4,014,752      2,875,413       4,323,620       2,762,228
                                                              ------------   ------------    ------------    ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................            --        235,709         532,362         462,911
  Investment Securities/Affiliated Investment Company
   Purchased................................................            --          1,515          15,318             769
  Fund Shares Redeemed......................................         1,609          1,050           1,015             703
  Due to Advisor............................................           515            462           1,368             991
  Futures Margin Variation..................................            --             32              --              --
Accrued Expenses and Other Liabilities......................           153            206             255             160
                                                              ------------   ------------    ------------    ------------
     Total Liabilities......................................         2,277        238,974         550,318         465,534
                                                              ------------   ------------    ------------    ------------
NET ASSETS..................................................  $  4,012,475   $  2,636,439    $  3,773,302    $  2,296,694
                                                              ============   ============    ============    ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................   155,609,784    114,978,806     119,917,763      63,620,552
                                                              ============   ============    ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE............................................  $      25.79   $      22.93    $      31.47    $      36.10
                                                              ============   ============    ============    ============
Investments in Affiliated Investment Company at Cost........  $  2,466,428   $         --    $         --    $         --
                                                              ============   ============    ============    ============
Investments at Cost.........................................  $         --   $  1,413,445    $  2,447,063    $  1,406,558
                                                              ============   ============    ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $  2,358,701   $  1,666,478    $  2,336,344    $  1,356,777
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         5,630          4,408             586             547
Accumulated Net Realized Gain (Loss)........................       100,849       (233,293)        125,750          52,364
Net Unrealized Appreciation (Depreciation)..................     1,547,295      1,198,846       1,310,622         887,006
                                                              ------------   ------------    ------------    ------------
NET ASSETS..................................................  $  4,012,475   $  2,636,439    $  3,773,302    $  2,296,694
                                                              ============   ============    ============    ============
(1) NUMBER OF SHARES AUTHORIZED.............................   700,000,000    500,000,000     700,000,000     500,000,000
                                                              ============   ============    ============    ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                TAX-MANAGED   T.A. WORLD EX
                                                                              T.A. U.S. CORE        DFA         U.S. CORE
                                                                                 EQUITY 2      INTERNATIONAL     EQUITY
                                                                                PORTFOLIO     VALUE PORTFOLIO  PORTFOLIO*
                                                                              --------------  --------------- -------------
ASSETS:
Investments at Value (including $832,384, $44,965 and $73,382 of
 securities on loan, respectively)........................................... $    6,200,747   $  2,967,090   $  2,390,237
Temporary Cash Investments at Value & Cost...................................         16,066             --             --
Collateral from Securities on Loan Invested in Affiliate at Value (including
 cost of $706,103, $49,312 and $58,200)......................................        706,220         49,318         58,207
Segregated Cash for Futures Contracts........................................             --          1,179             --
Foreign Currencies at Value..................................................             --         20,972          5,178
Cash.........................................................................             --          6,842          6,553
Receivables:
  Investment Securities Sold.................................................          4,621          3,969             87
  Dividends, Interest and Tax Reclaims.......................................          5,748         11,893          6,167
  Securities Lending Income..................................................            263             32            186
  Fund Shares Sold...........................................................          3,403          1,044            914
Prepaid Expenses and Other Assets............................................             49             50             28
                                                                              --------------   ------------   ------------
     Total Assets............................................................      6,937,117      3,062,389      2,467,557
                                                                              --------------   ------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................................        706,094         49,311         58,199
  Investment Securities Purchased............................................          8,351          3,640            135
  Fund Shares Redeemed.......................................................          1,863          2,888            833
  Due to Advisor.............................................................          1,170          1,262            818
  Futures Margin Variation...................................................             --             22             --
Unrealized Loss on Foreign Currency Contracts................................             --             19             --
Accrued Expenses and Other Liabilities.......................................            367            222            224
                                                                              --------------   ------------   ------------
     Total Liabilities.......................................................        717,845         57,364         60,209
                                                                              --------------   ------------   ------------
NET ASSETS................................................................... $    6,219,272   $  3,005,025   $  2,407,348
                                                                              ==============   ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)......................................    434,006,014    224,785,728    256,557,633
                                                                              ==============   ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE....................................................................... $        14.33   $      13.37   $       9.38
                                                                              ==============   ============   ============
Investments at Cost.......................................................... $    4,016,294   $  3,020,034   $  2,152,879
                                                                              ==============   ============   ============
Foreign Currencies at Cost................................................... $           --   $     20,965   $      5,183
                                                                              ==============   ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................................. $    4,026,475   $  3,158,904   $  2,219,492
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..........................................................          9,703          7,613          6,348
Accumulated Net Realized Gain (Loss).........................................         (1,476)      (107,379)       (55,685)
Net Unrealized Foreign Exchange Gain (Loss)..................................             --           (382)          (167)
Net Unrealized Appreciation (Depreciation)...................................      2,184,570        (53,731)       237,360
                                                                              --------------   ------------   ------------
NET ASSETS................................................................... $    6,219,272   $  3,005,025   $  2,407,348
                                                                              ==============   ============   ============
(1) NUMBER OF SHARES AUTHORIZED..............................................  1,000,000,000    700,000,000    500,000,000
                                                                              ==============   ============   ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                   TAX-MANAGED
                                                                      U.S.                  TAX-MANAGED
                                                                   MARKETWIDE  TAX-MANAGED U.S. TARGETED  TAX-MANAGED
                                                                      VALUE    U.S. EQUITY     VALUE      U.S. SMALL
                                                                   PORTFOLIO*   PORTFOLIO    PORTFOLIO   CAP PORTFOLIO
                                                                   ----------- ----------- ------------- -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Company:
    Dividends (Net of Foreign Taxes Withheld of $3, $0, $0 and
     $0, respectively)............................................  $  86,602         --           --            --
    Interest......................................................        101         --           --            --
    Income from Securities Lending................................        658         --           --            --
    Expenses Allocated from Affiliated Investment Company.........     (8,160)        --           --            --
                                                                    ---------   --------     --------       -------
     Total Net Investment Income Received from Affiliated
      Investment Company..........................................     79,201         --           --            --
                                                                    ---------   --------     --------       -------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $4, $17 and
   $6, respectively)..............................................         --   $ 52,123     $ 55,180       $31,185
  Income from Securities Lending..................................         --        966        2,734         2,787
                                                                    ---------   --------     --------       -------
     Total Investment Income......................................         --     53,089       57,914        33,972
                                                                    ---------   --------     --------       -------
FUND EXPENSES
  Investment Management Fees......................................     13,492      5,087       15,117        10,926
  Accounting & Transfer Agent Fees................................         26        142          201           124
  Custodian Fees..................................................         --         16           35            13
  Filing Fees.....................................................         88         66          121            70
  Shareholders' Reports...........................................         81         44           75            53
  Directors'/Trustees' Fees & Expenses............................         27         18           25            15
  Professional Fees...............................................         12         53           74            46
  Other...........................................................         23         87          121            76
                                                                    ---------   --------     --------       -------
     Total Expenses...............................................     13,749      5,513       15,769        11,323
                                                                    ---------   --------     --------       -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)......................     (7,710)        82           --            --
                                                                    ---------   --------     --------       -------
  Net Expenses....................................................      6,039      5,595       15,769        11,323
                                                                    ---------   --------     --------       -------
  NET INVESTMENT INCOME (LOSS)....................................     73,162     47,494       42,145        22,649
                                                                    ---------   --------     --------       -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..................................    137,584     88,808      126,974        54,458
    Futures.......................................................      4,341      1,284        4,185           259
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.........................................   (108,432)   (30,585)     (81,804)        9,515
    Futures.......................................................         --       (507)          --            --
                                                                    ---------   --------     --------       -------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................     33,493     59,000       49,355        64,232
                                                                    ---------   --------     --------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................  $ 106,655   $106,494     $ 91,500       $86,881
                                                                    =========   ========     ========       =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                        TAX-MANAGED
                                                                                            DFA      T.A. WORLD EX
                                                                        T.A. U.S. CORE INTERNATIONAL   U.S. CORE
                                                                           EQUITY 2        VALUE        EQUITY
                                                                          PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                        -------------- ------------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $19, $8,797 and $6,201,
   respectively).......................................................    $115,690      $ 106,385     $ 64,033
  Income from Securities Lending.......................................       3,548          1,495        2,253
                                                                           --------      ---------     --------
     Total Investment Income...........................................     119,238        107,880       66,286
                                                                           --------      ---------     --------
FUND EXPENSES
  Investment Management Fees...........................................      12,731         14,022        8,772
  Accounting & Transfer Agent Fees.....................................         321            167          134
  Custodian Fees.......................................................          48            267          537
  Filing Fees..........................................................         211            165          137
  Shareholders' Reports................................................          85             79           53
  Directors'/Trustees' Fees & Expenses.................................          40             20           15
  Professional Fees....................................................         115            109          140
  Other................................................................         187            135          122
                                                                           --------      ---------     --------
     Total Expenses....................................................      13,738         14,964        9,910
                                                                           --------      ---------     --------
  Fees Paid Indirectly (Note C)........................................          --            (64)         (27)
                                                                           --------      ---------     --------
  Net Expenses.........................................................      13,738         14,900        9,883
                                                                           --------      ---------     --------
  NET INVESTMENT INCOME (LOSS).........................................     105,500         92,980       56,403
                                                                           --------      ---------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold *.......................................      (4,863)       (82,213)     (25,607)
    Futures............................................................       5,040          2,620           --
    Foreign Currency Transactions......................................          --            434          344
    Forward Currency Contracts.........................................          --            (20)           6
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................     119,407        (19,773)      50,075
    Futures............................................................          --           (800)          --
    Translation of Foreign Currency Denominated Amounts................          --           (301)        (113)
                                                                           --------      ---------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..............................     119,584       (100,053)      24,705
                                                                           --------      ---------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........    $225,084      $  (7,073)    $ 81,108
                                                                           ========      =========     ========

----------
* Net of foreign capital gain taxes withheld of $0, $0, and $1, Respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                          TAX-MANAGED U.S.        TAX-MANAGED U.S. EQUITY TAX-MANAGED U.S. TARGETED
                                       MARKETWIDE VALUE PORTFOLIO        PORTFOLIO            VALUE PORTFOLIO
                                       -------------------------- ----------------------  ------------------------
                                          YEAR          YEAR         YEAR        YEAR        YEAR         YEAR
                                         ENDED         ENDED        ENDED       ENDED       ENDED        ENDED
                                        OCT. 31,      OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                          2016          2015         2016        2015        2016         2015
                                        ----------   ----------   ----------  ----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........ $   73,162    $   62,974   $   47,494  $   43,201  $   42,145   $   43,342
  Net Realized Gain (Loss) on:
   Investment Securities Sold/
    Affiliated Investment
    Company Sold*.....................    137,584        62,518       88,808      42,709     126,974      135,620
   Futures............................      4,341            --        1,284          --       4,185       (2,054)
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities/Affiliated
    Investment Company................   (108,432)      (23,233)     (30,585)     20,870     (81,804)    (114,884)
   Futures............................         --            --         (507)         --          --           --
                                        ----------   ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease) in
     Net Assets Resulting
     from Operations..................    106,655       102,259      106,494     106,780      91,500       62,024
                                        ----------   ----------   ----------  ----------  ----------   ----------
Distributions From:
  Net Investment Income...............    (72,925)      (60,761)     (48,479)    (42,330)    (43,827)     (40,745)
  Net Short-Term Gains................         --            --           --          --          --          (76)
  Net Long-Term Gains.................         --            --           --          --    (128,578)    (125,781)
                                        ----------   ----------   ----------  ----------  ----------   ----------
    Total Distributions...............    (72,925)      (60,761)     (48,479)    (42,330)   (172,405)    (166,602)
                                        ----------   ----------   ----------  ----------  ----------   ----------
Capital Share Transactions (1):
  Shares Issued.......................    604,274       548,871      373,342     326,467     699,094      498,985
  Shares Issued in Lieu of Cash
   Distributions......................     71,818        59,551       46,609      39,973     170,363      164,498
  Shares Redeemed.....................   (558,218)     (453,223)    (335,680)   (248,188)   (685,722)    (460,740)
                                        ----------   ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions.....................    117,874       155,199       84,271     118,252     183,735      202,743
                                        ----------   ----------   ----------  ----------  ----------   ----------
    Total Increase (Decrease) in
     Net Assets.......................    151,604       196,697      142,286     182,702     102,830       98,165
NET ASSETS
  Beginning of Year...................  3,860,871     3,664,174    2,494,153   2,311,451   3,670,472    3,572,307
                                        ----------   ----------   ----------  ----------  ----------   ----------
  End of Year......................... $4,012,475    $3,860,871   $2,636,439  $2,494,153  $3,773,302   $3,670,472
                                        ==========   ==========   ==========  ==========  ==========   ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.......................     24,749        21,617       17,067      14,775      24,009       15,381
  Shares Issued in Lieu of Cash
   Distributions......................      2,864         2,373        2,081       1,830       5,626        5,326
  Shares Redeemed.....................    (22,805)      (17,856)     (15,202)    (11,187)    (23,205)     (14,363)
                                        ----------   ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.........................      4,808         6,134        3,946       5,418       6,430        6,344
                                        ==========   ==========   ==========  ==========  ==========   ==========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT
 INCOME).............................. $    5,630    $    7,827   $    4,408  $    5,563  $      586   $    3,851

                                       TAX-MANAGED U.S. SMALL
                                            CAP PORTFOLIO
                                       ----------------------
                                          YEAR        YEAR
                                         ENDED       ENDED
                                        OCT. 31,    OCT. 31,
                                          2016        2015
                                       ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........ $   22,649  $   20,857
  Net Realized Gain (Loss) on:
   Investment Securities Sold/
    Affiliated Investment
    Company Sold*.....................     54,458      98,224
   Futures............................        259        (328)
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities/Affiliated
    Investment Company................      9,515     (72,674)
   Futures............................         --          --
                                       ----------  ----------
    Net Increase (Decrease) in
     Net Assets Resulting
     from Operations..................     86,881      46,079
                                       ----------  ----------
Distributions From:
  Net Investment Income...............    (22,742)    (19,869)
  Net Short-Term Gains................         --          --
  Net Long-Term Gains.................    (94,181)    (38,979)
                                       ----------  ----------
    Total Distributions...............   (116,923)    (58,848)
                                       ----------  ----------
Capital Share Transactions (1):
  Shares Issued.......................    416,890     310,541
  Shares Issued in Lieu of Cash
   Distributions......................    114,492      57,581
  Shares Redeemed.....................   (394,954)   (257,603)
                                       ----------  ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions.....................    136,428     110,519
                                       ----------  ----------
    Total Increase (Decrease) in
     Net Assets.......................    106,386      97,750
NET ASSETS
  Beginning of Year...................  2,190,308   2,092,558
                                       ----------  ----------
  End of Year......................... $2,296,694  $2,190,308
                                       ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.......................     12,370       8,383
  Shares Issued in Lieu of Cash
   Distributions......................      3,318       1,619
  Shares Redeemed.....................    (11,643)     (6,992)
                                       ----------  ----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.........................      4,045       3,010
                                       ==========  ==========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT
 INCOME).............................. $      547  $    1,473

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           T.A. U.S. CORE EQUITY 2      TAX-MANAGED DFA           T.A. WORLD EX U.S. CORE
                                                  PORTFOLIO         INTERNATIONAL VALUE PORTFOLIO    EQUITY PORTFOLIO
                                           -----------------------  ----------------------------  ----------------------
                                               YEAR        YEAR         YEAR           YEAR          YEAR        YEAR
                                              ENDED       ENDED        ENDED          ENDED         ENDED       ENDED
                                             OCT. 31,    OCT. 31,     OCT. 31,       OCT. 31,      OCT. 31,    OCT. 31,
                                               2016        2015         2016           2015          2016        2015
                                           -----------  ----------   -----------     ----------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   105,500  $   88,750  $    92,980     $   92,671    $   56,403  $   51,365
  Net Realized Gain (Loss) on:
    Investment Securities Sold............      (4,863)        (24)     (82,213)       (21,424)      (25,607)    (19,292)
    Futures...............................       5,040          --        2,620             --            --          --
    Foreign Currency Transactions.........          --          --          434         (2,134)          344        (877)
    Forward Currency Contracts............          --          --          (20)            --             6          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     119,407      16,434      (19,773)      (256,082)       50,075    (129,015)
    Futures...............................          --          --         (800)            --            --          --
    Translation of Foreign Currency
     Denominated Amounts..................          --          --         (301)           202          (113)         68
                                           -----------  ----------   -----------     ----------   ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     225,084     105,160       (7,073)      (186,767)       81,108     (97,751)
                                           -----------  ----------   -----------     ----------   ----------  ----------
Distributions From:
  Net Investment Income...................    (104,283)    (85,159)     (92,814)       (85,979)      (56,154)    (50,580)
  Net Long-Term Gains.....................        (166)    (65,625)          --         (2,413)           --          --
                                           -----------  ----------   -----------     ----------   ----------  ----------
     Total Distributions..................    (104,449)   (150,784)     (92,814)       (88,392)      (56,154)    (50,580)
                                           -----------  ----------   -----------     ----------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued...........................   1,468,327   1,219,843    1,176,415        951,472       917,900     839,761
  Shares Issued in Lieu of Cash
   Distributions..........................     103,804     150,133       91,799         87,115        55,965      50,399
  Shares Redeemed.........................  (1,022,647)   (831,410)  (1,158,233)      (745,754)     (715,784)   (613,016)
                                           -----------  ----------   -----------     ----------   ----------  ----------
     Net Increase (Decrease) from
      Capital Share Transactions..........     549,484     538,566      109,981        292,833       258,081     277,144
                                           -----------  ----------   -----------     ----------   ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................     670,119     492,942       10,094         17,674       283,035     128,813
NET ASSETS
  Beginning of Year.......................   5,549,153   5,056,211    2,994,931      2,977,257     2,124,313   1,995,500
                                           -----------  ----------   -----------     ----------   ----------  ----------
  End of Year............................. $ 6,219,272  $5,549,153  $ 3,005,025     $2,994,931    $2,407,348  $2,124,313
                                           ===========  ==========   ===========     ==========   ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...........................     108,691      86,397       94,213         66,366       104,147      87,442
  Shares Issued in Lieu of Cash
   Distributions..........................       7,436      10,899        7,334          5,863         6,257       5,244
  Shares Redeemed.........................     (75,853)    (59,495)     (92,625)       (52,624)      (82,262)    (65,047)
                                           -----------  ----------   -----------     ----------   ----------  ----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................      40,274      37,801        8,922         19,605        28,142      27,639
                                           ===========  ==========   ===========     ==========   ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)....................... $     9,703  $   10,700  $     7,613     $   10,536    $    6,348  $    6,297

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $1, and $0, Respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                                                   ----------------------------------------------------------------------
                                                        YEAR           YEAR           YEAR           YEAR           YEAR
                                                       ENDED          ENDED          ENDED          ENDED          ENDED
                                                      OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,
                                                        2016           2015           2014           2013           2012
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $    25.60     $    25.33     $    22.35     $    16.76     $    14.42
                                                   ----------     ----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.47           0.43           0.35           0.32           0.28
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       0.19           0.25           2.98           5.60           2.33
                                                   ----------     ----------     ----------     ----------     ----------
   Total from Investment Operations...............       0.66           0.68           3.33           5.92           2.61
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.47)         (0.41)         (0.35)         (0.33)         (0.27)
                                                   ----------     ----------     ----------     ----------     ----------
   Total Distributions............................      (0.47)         (0.41)         (0.35)         (0.33)         (0.27)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $    25.79     $    25.60     $    25.33     $    22.35     $    16.76
=================================================  ==========     ==========     ==========     ==========     ==========
Total Return......................................       2.66%          2.73%         14.98%         35.71%         18.34%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $4,012,475     $3,860,871     $3,664,174     $3,110,436     $2,345,296
Ratio of Expenses to Average Net Assets...........       0.37%(B)       0.37%(B)       0.37%(B)       0.37%(B)       0.38%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor)............................       0.57%(B)       0.43%(B)       0.37%(B)       0.37%(B)       0.38%(B)
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.90%          1.65%          1.45%          1.66%          1.83%
Portfolio Turnover Rate...........................        N/A            N/A            N/A            N/A            N/A
------------------------------------------------------------------------------------------------------------------------------

                                                                TAX-MANAGED U.S. EQUITY PORTFOLIO
                                                   ----------------------------------------------------------
                                                      YEAR        YEAR        YEAR        YEAR        YEAR
                                                     ENDED       ENDED       ENDED       ENDED       ENDED
                                                    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                      2016        2015        2014        2013        2012
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $    22.46  $    21.89  $    19.20  $    15.16  $    13.48
                                                   ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.42        0.40        0.34        0.32        0.27
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       0.48        0.56        2.69        4.05        1.67
                                                   ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations...............       0.90        0.96        3.03        4.37        1.94
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.43)      (0.39)      (0.34)      (0.33)      (0.26)
                                                   ----------  ----------  ----------  ----------  ----------
   Total Distributions............................      (0.43)      (0.39)      (0.34)      (0.33)      (0.26)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $    22.93  $    22.46  $    21.89  $    19.20  $    15.16
=================================================  ==========  ==========  ==========  ==========  ==========
Total Return......................................       4.05%       4.47%      15.89%      29.15%      14.57%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $2,636,439  $2,494,153  $2,311,451  $1,991,461  $1,522,411
Ratio of Expenses to Average Net Assets...........       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor)............................       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.87%       1.79%       1.66%       1.89%       1.87%
Portfolio Turnover Rate...........................          4%          1%          2%          3%          7%
--------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                                                              ----------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016        2015        2014        2013        2012
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    32.34  $    33.34  $    31.06  $    22.89  $    20.02
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.36        0.39        0.26        0.33        0.21
  Net Gains (Losses) on Securities (Realized and Unrealized).       0.28        0.16        3.11        8.69        2.85
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       0.64        0.55        3.37        9.02        3.06
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.37)      (0.37)      (0.27)      (0.34)      (0.19)
  Net Realized Gains.........................................      (1.14)      (1.18)      (0.82)      (0.51)         --
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (1.51)      (1.55)      (1.09)      (0.85)      (0.19)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    31.47  $    32.34  $    33.34  $    31.06  $    22.89
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................       2.21%       1.89%      11.10%      40.60%      15.39%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,773,302  $3,670,472  $3,572,307  $3,201,053  $2,378,567
Ratio of Expenses to Average Net Assets......................       0.44%       0.44%       0.43%       0.44%       0.44%
Ratio of Net Investment Income to Average Net Assets.........       1.17%       1.19%       0.80%       1.24%       0.98%
Portfolio Turnover Rate......................................         20%         14%          7%          6%         12%
--------------------------------------------------------------------------------------------------------------------------

                                                                         TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                                                              ----------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016        2015        2014        2013        2012
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    36.77  $    36.99  $    34.31  $    24.93  $    22.07
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.36        0.36        0.25        0.35        0.21
  Net Gains (Losses) on Securities (Realized and Unrealized).       0.92        0.45        2.69        9.40        2.85
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       1.28        0.81        2.94        9.75        3.06
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.37)      (0.34)      (0.26)      (0.37)      (0.20)
  Net Realized Gains.........................................      (1.58)      (0.69)         --          --          --
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (1.95)      (1.03)      (0.26)      (0.37)      (0.20)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    36.10  $    36.77  $    36.99  $    34.31  $    24.93
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................       3.75%       2.31%       8.58%      39.55%      13.95%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $2,296,694  $2,190,308  $2,092,558  $1,872,935  $1,331,266
Ratio of Expenses to Average Net Assets......................       0.52%       0.52%       0.52%       0.52%       0.53%
Ratio of Net Investment Income to Average Net Assets.........       1.04%       0.96%       0.70%       1.20%       0.90%
Portfolio Turnover Rate......................................         10%          8%          7%          7%         17%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                T.A. U.S. CORE EQUITY 2 PORTFOLIO
                                                                   ----------------------------------------------------------
                                                                      YEAR        YEAR        YEAR        YEAR        YEAR
                                                                     ENDED       ENDED       ENDED       ENDED       ENDED
                                                                    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                      2016        2015        2014        2013        2012
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................................ $    14.09  $    14.21  $    12.78  $     9.75  $     8.63
                                                                   ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................       0.25        0.24        0.20        0.19        0.16
  Net Gains (Losses) on Securities (Realized and Unrealized)......       0.24        0.05        1.55        3.04        1.11
                                                                   ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations...............................       0.49        0.29        1.75        3.23        1.27
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................      (0.25)      (0.23)      (0.20)      (0.19)      (0.15)
  Net Realized Gains..............................................         --       (0.18)      (0.12)      (0.01)         --
                                                                   ----------  ----------  ----------  ----------  ----------
   Total Distributions............................................      (0.25)      (0.41)      (0.32)      (0.20)      (0.15)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................................... $    14.33  $    14.09  $    14.21  $    12.78  $     9.75
================================================================== ==========  ==========  ==========  ==========  ==========
Total Return......................................................       3.55%       2.14%      13.88%      33.58%      14.82%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................... $6,219,272  $5,549,153  $5,056,211  $4,103,753  $2,853,234
Ratio of Expenses to Average Net Assets...........................       0.24%       0.24%       0.24%       0.24%       0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly)...................       0.24%       0.24%       0.24%       0.24%       0.24%
Ratio of Net Investment Income to Average Net Assets..............       1.82%       1.65%       1.51%       1.72%       1.71%
Portfolio Turnover Rate...........................................          7%          7%          7%          2%          6%
-------------------------------------------------------------------------------------------------------------------------------

                                                                           TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                                                                   -------------------------------------------------------------
                                                                       YEAR         YEAR         YEAR        YEAR        YEAR
                                                                      ENDED        ENDED        ENDED       ENDED       ENDED
                                                                     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                       2016         2015         2014        2013        2012
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................................ $    13.87   $    15.17   $    15.99   $    12.91  $    12.99
                                                                   ----------   ----------   ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................       0.42         0.44         0.66         0.39        0.42
  Net Gains (Losses) on Securities (Realized and Unrealized)......      (0.50)       (1.32)       (0.83)        3.09       (0.10)
                                                                   ----------   ----------   ----------   ----------  ----------
   Total from Investment Operations...............................      (0.08)       (0.88)       (0.17)        3.48        0.32
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................      (0.42)       (0.41)       (0.65)       (0.40)      (0.40)
  Net Realized Gains..............................................         --        (0.01)          --           --          --
                                                                   ----------   ----------   ----------   ----------  ----------
   Total Distributions............................................      (0.42)       (0.42)       (0.65)       (0.40)      (0.40)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................................... $    13.37   $    13.87   $    15.17   $    15.99  $    12.91
================================================================== ==========   ==========   ==========   ==========  ==========
Total Return......................................................      (0.30)%      (5.93)%      (1.29)%      27.39%       2.77%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................... $3,005,025   $2,994,931   $2,977,257   $2,758,384  $1,971,388
Ratio of Expenses to Average Net Assets...........................       0.53%        0.53%        0.53%        0.53%       0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly)...................       0.53%        0.53%        0.53%        0.53%       0.55%
Ratio of Net Investment Income to Average Net Assets..............       3.32%        2.99%        4.13%        2.70%       3.32%
Portfolio Turnover Rate...........................................         18%          25%          13%          12%         18%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                              ------------------------------------------------------------
                                 YEAR         YEAR         YEAR        YEAR        YEAR
                                ENDED        ENDED        ENDED       ENDED       ENDED
                               OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                 2016         2015         2014        2013        2012
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Year..................... $     9.30  $     9.94   $    10.25   $     8.56  $     8.39
                              ----------  ----------   ----------   ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)................       0.23        0.24         0.28         0.23        0.23
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............       0.08       (0.65)       (0.30)        1.70        0.16
                              ----------  ----------   ----------   ----------  ----------
   Total from Investment
    Operations...............       0.31       (0.41)       (0.02)        1.93        0.39
-------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......      (0.23)      (0.23)       (0.27)       (0.24)      (0.22)
 Net Realized Gains..........         --          --        (0.02)          --          --
                              ----------  ----------   ----------   ----------  ----------
   Total Distributions.......      (0.23)      (0.23)       (0.29)       (0.24)      (0.22)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Year. $     9.38  $     9.30   $     9.94   $    10.25  $     8.56
============================  ==========  ==========   ==========   ==========  ==========
Total Return.................       3.48%      (4.15)%      (0.25)%      22.88%       4.90%
-------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................. $2,407,348  $2,124,313   $1,995,500   $1,725,895  $1,240,607
Ratio of Expenses to
 Average Net Assets..........       0.45%       0.45%        0.45%        0.46%       0.49%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor
 and Fees Paid Indirectly)...       0.45%       0.45%        0.45%        0.46%       0.49%
Ratio of Net Investment
 Income to Average Net
 Assets......................       2.57%       2.42%        2.71%        2.45%       2.77%
Portfolio Turnover Rate......          7%          5%           8%           2%          3%
-------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, seven of which (the "Portfolios"), are included in this section of the report. The remaining eighty-eight portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2016, the Feeder Fund owned 72% of its Series.

   The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   Prior to February 28, 2011, Tax-Managed U.S. Equity Portfolio invested substantially all of its assets in The Tax-Managed U.S. Equity Series (the "Equity Series"). At the close of business February 25, 2011, Tax-Managed U.S. Equity Portfolio received its pro rata share of cash and securities from the Equity Series in a complete liquidation of its interest in the Equity Series. Effective February 28, 2011, Tax-Managed U.S. Equity Portfolio invests directly in securities rather than through the Equity Series and maintains the same investment objective.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic

Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Tax-Managed U.S. Marketwide Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings (except for the Feeder Funds). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of October 31, 2016, T.A. World Ex US Core Equity Portfolio had significant transfers of securities with a total value of $45,938 (in thousands), that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2016, the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   T.A. World ex U.S. Core Equity Portfolio is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2016, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                          INVESTMENT
                                                        MANAGEMENT FEES
         -                                              ---------------
         Tax-Managed U.S. Marketwide Value Portfolio...      0.35%
         Tax-Managed U.S. Equity Portfolio.............      0.20%
         Tax-Managed U.S. Targeted Value Portfolio.....      0.42%
         Tax-Managed U.S. Small Cap Portfolio..........      0.50%
         T.A. U.S. Core Equity 2 Portfolio.............      0.22%
         Tax-Managed DFA International Value Portfolio.      0.50%
         T.A. World ex U.S. Core Equity Portfolio......      0.40%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Pursuant to a Fee Waiver Agreement with the Feeder Fund, the Advisor has contractually agreed to waive certain management fees paid by the Feeder Fund, as described in the notes below. The Fee Waiver Agreement with the Feeder Fund will remain in effect permanently, unless terminated by the Fund. For the year ended October 31, 2016, the Portfolios listed had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                               PREVIOUSLY
                                                               RECOVERY       WAIVED FEES/
                                                 EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED
                                                LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                        AMOUNT   EXPENSES ASSUMED     RECOVERY
--------------------------                      ---------- ---------------- -----------------
Tax-Managed U.S. Marketwide Value Portfolio(1).    0.35%          --                --
Tax-Managed U.S. Equity Portfolio(2)...........    0.22%         $92               $42
T.A. U.S. Core Equity 2 Portfolio(3)...........    0.30%          --                --
T.A. World ex U.S. Core Equity Portfolio(4)....    0.60%          --                --

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Feeder Fund to the extent necessary to limit the total management fees paid to the Advisor by the Feeder Fund, including the proportionate share of the management fees the Feeder Fund pays indirectly through its investment in other funds managed by the Advisor, to the rate listed above as a percentage of the average net assets of a class of the Feeder Fund on an annualized basis.

   (2) The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of a class of the Tax-Managed U.S. Equity Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to reduce the expenses of a class of the Portfolio when its total operating expenses exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the T.A. U.S. Core Equity 2 Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   (4) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the T.A. World ex U.S. Core Equity Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

EARNED INCOME CREDIT:

   In addition, certain Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2016, expenses reduced were as follows (amounts in thousands):

                                                          FEES PAID
                                                          INDIRECTLY
           -                                              ----------
           Tax-Managed DFA International Value Portfolio.    $64
           T.A. World ex U.S. Core Equity Portfolio......     27

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid to the CCO by the Fund were $291 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

              Tax-Managed U.S. Marketwide Value Portfolio... $101
              Tax-Managed U.S. Equity Portfolio.............  108
              Tax-Managed U.S. Targeted Value Portfolio.....  104
              Tax-Managed U.S. Small Cap Portfolio..........   61
              T.A. U.S. Core Equity 2 Portfolio.............  111
              Tax-Managed DFA International Value Portfolio.   90
              T.A. World ex U.S. Core Equity Portfolio......   46

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      PURCHASES   SALES
                                                      ---------- --------
       Tax-Managed U.S. Equity Portfolio............. $  206,302 $ 92,648
       Tax-Managed U.S. Targeted Value Portfolio.....    792,827  709,341
       Tax-Managed U.S. Small Cap Portfolio..........    352,728  219,541
       T.A. U.S. Core Equity 2 Portfolio.............  1,100,207  380,889
       Tax-Managed DFA International Value Portfolio.    608,793  514,734
       T.A. World ex U.S. Core Equity Portfolio......    416,412  157,840

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, foreign capital gains tax, tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  INCREASE       INCREASE
                                                                 (DECREASE)     (DECREASE)
                                                  INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                 (DECREASE)    NET INVESTMENT  NET REALIZED
                                               PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                               --------------- -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio...     $5,919         $(2,434)       $(3,485)
Tax-Managed U.S. Equity Portfolio.............         --            (170)           170
Tax-Managed U.S. Targeted Value Portfolio.....      6,572          (1,583)        (4,989)
Tax-Managed U.S. Small Cap Portfolio..........      2,896            (833)        (2,063)
T.A. U.S. Core Equity 2 Portfolio.............        985          (2,214)         1,229
Tax-Managed DFA International Value Portfolio.      3,896          (3,089)          (807)
T.A. World ex U.S. Core Equity Portfolio......      2,159            (198)        (1,961)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                               NET INVESTMENT
                                                 INCOME AND
                                                 SHORT-TERM     LONG-TERM
                                               CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                               -------------- ------------- --------
Tax-Managed U.S. Marketwide Value Portfolio
2015..........................................    $ 60,761            --    $ 60,761
2016..........................................      72,925            --      72,925
Tax-Managed U.S. Equity Portfolio
2015..........................................      42,330            --      42,330
2016..........................................      48,479            --      48,479
Tax-Managed U.S. Targeted Value Portfolio
2015..........................................      40,821      $125,781     166,602
2016..........................................      43,823       128,582     172,405
Tax-Managed U.S. Small Cap Portfolio
2015..........................................      19,870        38,979      58,849
2016..........................................      22,739        94,184     116,923
T.A. U.S. Core Equity 2 Portfolio
2015..........................................      85,159        65,625     150,784
2016..........................................     104,283           166     104,449
Tax-Managed DFA International Value Portfolio
2015..........................................      85,981         2,411      88,392
2016..........................................      92,814            --      92,814
T.A. World ex U.S. Core Equity Portfolio
2015..........................................      50,580            --      50,580
2016..........................................      56,154            --      56,154

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                               NET INVESTMENT
                                                 INCOME AND
                                                 SHORT-TERM     LONG-TERM
                                               CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                               -------------- ------------- -------
Tax-Managed U.S. Marketwide Value Portfolio...    $(2,434)       $(3,485)   $(5,919)
Tax-Managed U.S. Equity Portfolio.............         --             --         --
Tax-Managed U.S. Targeted Value Portfolio.....     (1,582)        (4,990)    (6,572)
Tax-Managed U.S. Small Cap Portfolio..........       (832)        (2,064)    (2,896)
T.A. U.S. Core Equity 2 Portfolio.............       (983)            (2)      (985)
Tax-Managed DFA International Value Portfolio.     (3,896)            --     (3,896)
T.A. World ex U.S. Core Equity Portfolio......     (2,159)            --     (2,159)

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                                               TOTAL NET
                                   NET INVESTMENT                                            DISTRIBUTABLE
                                     INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                   CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                   -------------- ------------- ------------- -------------- -------------
Tax-Managed U.S. Marketwide Value
  Portfolio.......................     $5,798       $101,284             --     $1,546,859    $1,653,941
Tax-Managed U.S. Equity Portfolio.      4,514             --      $(233,619)     1,199,305       970,200

                                          UNDISTRIBUTED                                               TOTAL NET
                                          NET INVESTMENT                                            DISTRIBUTABLE
                                            INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                            SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                          CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                          -------------- ------------- ------------- -------------- -------------
Tax-Managed U.S. Targeted Value
  Portfolio..............................     $  689       $127,981            --      $1,308,391    $1,437,061
Tax-Managed U.S. Small Cap Portfolio.....        608         54,087            --         885,283       939,978
T.A. U.S. Core Equity 2 Portfolio........      9,817            230            --       2,182,863     2,192,910
Tax-Managed DFA International Value
  Portfolio..............................      7,935             --      $(94,040)        (67,685)     (153,790)
T.A. World ex U.S. Core Equity Portfolio.      7,652             --       (52,905)        233,156       187,903

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                    EXPIRES ON OCTOBER 31,
                                                  ---------------------------
                                                    2017   UNLIMITED  TOTAL
                                                  -------- --------- --------
   Tax-Managed U.S. Marketwide Value Portfolio...       --       --        --
   Tax-Managed U.S. Equity Portfolio............. $233,619       --  $233,619
   Tax-Managed U.S. Targeted Value Portfolio.....       --       --        --
   Tax-Managed U.S. Small Cap Portfolio..........       --       --        --
   T.A. U.S. Core Equity 2 Portfolio.............       --       --        --
   Tax-Managed DFA International Value Portfolio.       --  $94,040    94,040
   T.A. World ex U.S. Core Equity Portfolio......       --   52,905    52,905

   During the year ended October 31, 2016, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

              Tax-Managed U.S. Marketwide Value Portfolio. $37,141
              Tax-Managed U.S. Equity Portfolio...........  89,351

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                         NET
                                                                                      UNREALIZED
                                                FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                                TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                               ---------- ------------ ------------ --------------
Tax-Managed U.S. Marketwide Value Portfolio... $2,466,864  $1,546,859          --     $1,546,859
Tax-Managed U.S. Equity Portfolio.............  1,671,589   1,244,477   $ (45,173)     1,199,304
Tax-Managed U.S. Targeted Value Portfolio.....  2,994,623   1,430,717    (122,326)     1,308,391
Tax-Managed U.S. Small Cap Portfolio..........  1,873,422     958,432     (73,149)       885,283
T.A. U.S. Core Equity 2 Portfolio.............  4,740,170   2,265,640     (82,777)     2,182,863
Tax-Managed DFA International Value Portfolio.  3,083,719     321,739    (389,050)       (67,311)
T.A. World ex U.S. Core Equity Portfolio......  2,215,117     509,028    (275,701)       233,327

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2016, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                 EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                              DESCRIPTION           DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                         ----------------------- ---------- ---------- -------- ----------- ----------
Tax-Managed U.S. Equity
  Portfolio............. S&P 500 Emini Index(R)   12/16/16     175     $18,551     $(507)      $788
                                                                       -------     -----       ----
                                                                       $18,551     $(507)      $788
                                                                       =======     =====       ====

                                                        EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                     DESCRIPTION           DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                               ------------------------ ---------- ---------- -------- ----------- ----------
Tax-Managed DFA International
  Value Portfolio............. Mini MSCI EAFE Index(R)   12/16/16     120     $ 9,994     $(365)     $  455
Tax-Managed DFA International
  Value Portfolio............. S&P 500 Emini Index(R)    12/16/16     150      15,901      (435)        724
                                                                              -------     -----      ------
                                                                              $25,895     $(800)     $1,179
                                                                              =======     =====      ======

   3. FORWARD CURRENCY CONTRACTS: The T.A. World ex U.S. Core Equity Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the T.A. World ex U.S. Core Equity Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the T.A. World ex U.S. Core Equity Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the T.A. World ex U.S. Core Equity Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2016, the T.A. World ex U.S. Core Equity Portfolio had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

                                                        FORWARD
                                                       CURRENCY
                                                       CONTRACTS FUTURES
                                                       --------- -------
        Tax-Managed U.S. Equity Portfolio.............     --    $10,775
        Tax-Managed U.S. Targeted Value Portfolio*....     --     14,926
        T.A. U.S. Core Equity 2 Portfolio*............     --     21,544
        Tax-Managed DFA International Value Portfolio.     --     19,905
        T.A. World ex U.S. Core Equity Portfolio*.....   $454         --

* The Portfolio had derivative activity during the period but it did not have open positions at October 31, 2016.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2016:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE            LIABILITY DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Payables: Futures Margin
                                          Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

                                                  LIABILITY DERIVATIVES VALUE
   -                                              -------------------------
                                                    TOTAL VALUE
                                                         AT          EQUITY
                                                  OCTOBER 31, 2016  CONTRACTS
                                                  ----------------  ---------
   Tax-Managed U.S. Equity Portfolio.............      $(507)         $(507)
   Tax-Managed DFA International Value Portfolio.       (800)          (800)

   The following is a summary of the location on the Portfolios' Statements of Operations of realized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2016:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Forward Currency Contracts
Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                                    REALIZED GAIN (LOSS) ON
                                                          DERIVATIVES
                                                  -----------------------------
                                                            FOREIGN
                                                           EXCHANGE    EQUITY
                                                   TOTAL   CONTRACTS  CONTRACTS
                                                  ------   ---------  ---------
   Tax-Managed U.S. Marketwide Value Portfolio... $4,341       --      $4,341
   Tax-Managed U.S. Equity Portfolio.............  1,284       --       1,284
   Tax-Managed U.S. Targeted Value Portfolio.....  4,185       --       4,185
   Tax-Managed U.S. Small Cap Portfolio..........    259       --         259
   T.A. U.S. Core Equity 2 Portfolio.............  5,040       --       5,040
   Tax-Managed DFA International Value Portfolio.  2,600     $(20)      2,620
   T.A. World ex U.S. Core Equity Portfolio......      6        6          --

                                                     CHANGE IN UNREALIZED
                                                  APPRECIATION (DEPRECIATION) ON
                                                          DERIVATIVES
                                                  -----------------------------
                                                            FOREIGN
                                                           EXCHANGE    EQUITY
                                                   TOTAL   CONTRACTS  CONTRACTS
                                                  ------   ---------  ---------
   Tax-Managed U.S. Equity Portfolio............. $ (507)      --      $ (507)
   Tax-Managed DFA International Value Portfolio.   (800)      --        (800)


H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the year ended October 31, 2016, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                            WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                             AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                          INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                          ------------- ------------ ------------ -------- ---------------
Tax-Managed U.S. Equity Portfolio........     0.95%       $ 2,001         16        $ 1        $ 3,487
Tax-Managed U.S. Targeted Value
  Portfolio..............................     1.08%         4,979         13          2         11,566
Tax-Managed U.S. Small Cap Portfolio.....     1.10%         3,325         15          2          9,539
T.A. U.S. Core Equity 2 Portfolio........     1.07%         3,711         10          1         18,165
Tax-Managed DFA International Value
  Portfolio..............................     0.96%         5,859         28          4         28,128
T.A. World ex U.S. Core Equity Portfolio.     1.00%        16,507         33         16         43,743

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the year ended October 31, 2016.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2016 if any, were executed by the Portfolios pursuant to Rule17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which Dimensional Fund Advisors LP (or an affiliate) serves as investment adviser. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7.

   For the year ended October 31, 2016, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

                                                                    REALIZED
  PORTFOLIO                                      PURCHASES  SALES  GAIN (LOSS)
  ---------                                      --------- ------- -----------
  Tax-Managed U.S. Equity Portfolio.............  $30,540  $ 3,037  $  2,057
  Tax-Managed U.S. Targeted Value Portfolio.....   54,623   66,532    (1,586)
  Tax-Managed U.S. Small Cap Portfolio..........   26,981   37,033     2,894
  T.A. U.S. Core Equity 2 Portfolio.............   62,466   96,820   (32,974)
  Tax-Managed DFA International Value Portfolio.   25,271   43,477    (5,365)
  T.A. World ex U.S. Core Equity Portfolio......    9,481   23,624       105

J. SECURITIES LENDING:

   As of October 31, 2016, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolios received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                            MARKET
                                                            VALUE
                                                           --------
            Tax-Managed U.S. Equity Portfolio............. $ 53,503
            Tax-Managed U.S. Targeted Value Portfolio.....   73,869
            Tax-Managed U.S. Small Cap Portfolio..........   55,365
            T.A. U.S. Core Equity 2 Portfolio.............  146,354
            Tax-Managed DFA International Value Portfolio.       41
            T.A. World ex U.S. Core Equity Portfolio......   23,628
            The Tax-Managed U.S. Marketwide Value Series..   85,241

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                               REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                            AS OF OCTOBER 31, 2016
                                           ---------------------------------------------------------
                                           OVERNIGHT AND            BETWEEN
                                            CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                           ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
TAX-MANAGED U.S. EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants........... $235,746,845     --         --         --    $235,746,845

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
 Common Stocks............................ $532,460,710     --         --         --    $532,460,710

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
 Common Stocks, Rights/Warrants........... $462,986,936     --         --         --    $462,986,936

T.A. U.S. CORE EQUITY 2 PORTFOLIO
 Common Stocks, Rights/Warrants........... $706,219,906     --         --         --    $706,219,906

TAX-MANAGED DFA INTERNATIONAL VALUE
  PORTFOLIO
 Common Stocks............................ $ 49,317,792     --         --         --    $ 49,317,792

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
 Common Stocks............................ $ 58,206,865     --         --         --    $ 58,206,865

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. OTHER:

   At October 31, 2016, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                APPROXIMATE
                                                                 PERCENTAGE
                                                   NUMBER OF   OF OUTSTANDING
                                                  SHAREHOLDERS     SHARES
                                                  ------------ --------------
   Tax-Managed U.S. Marketwide Value Portfolio...      3             91%
   Tax-Managed U.S. Equity Portfolio.............      3             89%
   Tax-Managed U.S. Targeted Value Portfolio.....      3             95%
   Tax-Managed U.S. Small Cap Portfolio..........      3             93%
   T.A. U.S. Core Equity 2 Portfolio.............      3             90%
   Tax-Managed DFA International Value Portfolio.      3             94%
   T.A. World ex U.S. Core Equity Portfolio......      3             89%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Second Circuit for rehearing of the appeal, and that petition is pending. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodians, brokers and transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2016

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  (UNAUDITED)

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record that included amounts from net investment income and return of capital. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Each Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes.

                                                      % BREAKDOWN OF DISTRIBUTION SOURCES
                                               -------------------------------------------------
                                                  NET      NET REALIZED   NET REALIZED
                                               INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                                   INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                                 ---------- -------------- -------------- ---------
Tax-Managed U.S. Marketwide Value Portfolio
   December 16, 2015..........................     90%          0%             0%          10%
Tax-Managed U.S. Targeted Value Portfolio
   December 16, 2015..........................     88%          0%             0%          12%
Tax-Managed U.S. Equity Portfolio
   December 16, 2015..........................     90%          0%             0%          10%
Tax-Managed U.S. Small Cap Portfolio
   December 16, 2015..........................     88%          0%             0%          12%
T.A. U.S. Core Equity 2 Portfolio
   December 16, 2015..........................     91%          0%             0%           9%
Tax-Managed DFA International Value Portfolio
   December 16, 2015..........................     89%          0%             0%          11%
T.A. World ex U.S. Core Equity Portfolio
   December 16, 2015..........................     76%          0%             0%          24%

Each Portfolio estimates that it has distributed more than the amount of net investment income and net realized capital gains; therefore, a portion of the distributions may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in a Portfolio is returned to the shareholder. A return of capital does not necessarily reflect a Portfolio's investment performance and should not be confused with yield or income. When distributions exceed total return performance, the difference will reduce a Portfolio's net asset value per share.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000(R) VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

            The Tax-Managed U.S. Marketwide         Russell 3000/R/
                     Value Series                     Value Index
            -------------------------------       -------------------
10/2006                    $10,000                     $10,000
11/2006                     10,248                      10,233
12/2006                     10,443                      10,450
01/2007                     10,718                      10,586
02/2007                     10,580                      10,424
03/2007                     10,702                      10,582
04/2007                     11,082                      10,948
05/2007                     11,604                      11,343
06/2007                     11,356                      11,078
07/2007                     10,739                      10,529
08/2007                     10,681                      10,655
09/2007                     10,950                      10,995
10/2007                     10,960                      11,006
11/2007                     10,317                      10,445
12/2007                     10,274                      10,345
01/2008                      9,868                       9,930
02/2008                      9,509                       9,515
03/2008                      9,335                       9,460
04/2008                      9,863                       9,908
05/2008                     10,084                       9,920
06/2008                      8,971                       8,971
07/2008                      8,902                       8,976
08/2008                      9,082                       9,151
09/2008                      8,311                       8,499
10/2008                      6,454                       7,008
11/2008                      5,815                       6,481
12/2008                      6,011                       6,595
01/2009                      5,230                       5,821
02/2009                      4,528                       5,041
03/2009                      5,003                       5,473
04/2009                      5,868                       6,083
05/2009                      6,311                       6,438
06/2009                      6,222                       6,393
07/2009                      6,860                       6,933
08/2009                      7,314                       7,293
09/2009                      7,641                       7,582
10/2009                      7,277                       7,328
11/2009                      7,615                       7,727
12/2009                      7,894                       7,898
01/2010                      7,673                       7,675
02/2010                      8,026                       7,926
03/2010                      8,660                       8,454
04/2010                      8,997                       8,704
05/2010                      8,227                       7,987
06/2010                      7,599                       7,517
07/2010                      8,206                       8,028
08/2010                      7,668                       7,664
09/2010                      8,433                       8,276
10/2010                      8,760                       8,530
11/2010                      8,781                       8,505
12/2010                      9,609                       9,179
01/2011                      9,847                       9,370
02/2011                     10,401                       9,727
03/2011                     10,470                       9,773
04/2011                     10,718                      10,025
05/2011                     10,549                       9,913
06/2011                     10,364                       9,706
07/2011                      9,926                       9,384
08/2011                      9,098                       8,779
09/2011                      8,174                       8,092
10/2011                      9,314                       9,037
11/2011                      9,240                       8,992
12/2011                      9,335                       9,170
01/2012                      9,821                       9,538
02/2012                     10,338                       9,899
03/2012                     10,559                      10,193
04/2012                     10,364                      10,086
05/2012                      9,636                       9,492
06/2012                     10,142                       9,962
07/2012                     10,232                      10,050
08/2012                     10,617                      10,275
09/2012                     10,997                      10,604
10/2012                     11,034                      10,546
11/2012                     11,103                      10,544
12/2012                     11,425                      10,779
01/2013                     12,179                      11,475
02/2013                     12,369                      11,638
03/2013                     12,982                      12,100
04/2013                     13,071                      12,268
05/2013                     13,499                      12,587
06/2013                     13,420                      12,481
07/2013                     14,237                      13,165
08/2013                     13,815                      12,659
09/2013                     14,322                      13,008
10/2013                     14,997                      13,566
11/2013                     15,620                      13,957
12/2013                     16,053                      14,303
01/2014                     15,420                      13,791
02/2014                     15,984                      14,390
03/2014                     16,222                      14,721
04/2014                     16,259                      14,819
05/2014                     16,644                      15,027
06/2014                     17,071                      15,440
07/2014                     16,807                      15,123
08/2014                     17,425                      15,687
09/2014                     16,982                      15,306
10/2014                     17,272                      15,704
11/2014                     17,499                      15,995
12/2014                     17,673                      16,119
01/2015                     16,786                      15,472
02/2015                     18,005                      16,218
03/2015                     17,831                      16,036
04/2015                     18,016                      16,147
05/2015                     18,290                      16,336
06/2015                     18,100                      16,036
07/2015                     18,153                      16,064
08/2015                     17,008                      15,121
09/2015                     16,475                      14,659
10/2015                     17,778                      15,742
11/2015                     17,810                      15,833
12/2015                     17,214                      15,453
01/2016                     16,116                      14,636
02/2016                     16,079                      14,640
03/2016                     17,208                      15,707
04/2016                     17,641                      16,037
05/2016                     17,847                      16,289
06/2016                     17,826                      16,424
07/2016                     18,311                      16,931
08/2016                     18,501                      17,083           Past performance is not predictive of
09/2016                     18,586                      17,060           future performance.
10/2016                     18,274                      16,774           The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
                                                                         would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE         TEN              redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS       YEARS             Russell data copyright (C) Russell
          --------------------------------------------------------       Investment Group 1995-2016, all rights
                                2.79%      14.43%      6.21%             reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

            Russell 3000(R) Index............................. 4.24%
            Russell Microcap(R) Index (micro-cap stocks)...... 1.54%
            Russell 2000(R) Index (small-cap stocks).......... 4.11%
            Russell 1000(R) Index (large-cap stocks).......... 4.26%
            Dow Jones U.S. Select REIT Index/SM/.............. 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

      Russell 2000(R) Value Index (small-cap value stocks)........  8.81%
      Russell 2000(R) Growth Index (small-cap growth stocks)...... -0.49%
      Russell 1000(R) Value Index (large-cap value stocks)........  6.37%
      Russell 1000(R) Growth Index (large-cap growth stocks)......  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

DOMESTIC EQUITY SERIES' PERFORMANCE OVERVIEW

TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

   The Tax-Managed U.S. Marketwide Value Series invests in a broadly diversified group of U.S. value stocks while considering the federal tax implications of investment decisions. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 1,000 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 2.79% for the Series and 6.55% for the Russell 3000(R) Value Index the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. As compared to the benchmark, the Series places more emphasis on lower relative price securities, which detracted from the Series' performance relative to the benchmark as the lowest relative price quartile of those securities underperformed. The Series' exclusion of real estate investment trusts (REITs) and utilities detracted from its performance relative to the Benchmark as REITs and utilities outperformed most other sectors during the period.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                    SIX MONTHS ENDED OCTOBER 31, 2016
EXPENSE TABLES
                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              05/01/16  10/31/16    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
--------------------------------------------
Actual Fund Return........................... $1,000.00 $1,035.90    0.21%    $1.07
Hypothetical 5% Annual Return................ $1,000.00 $1,024.08    0.21%    $1.07

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
              Consumer Discretionary.......................  15.3%
              Consumer Staples.............................   8.7%
              Energy.......................................  13.6%
              Financials...................................  20.6%
              Health Care..................................  11.1%
              Industrials..................................  12.1%
              Information Technology.......................  12.0%
              Materials....................................   2.1%
              Real Estate..................................   0.1%
              Telecommunication Services...................   4.3%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                       PERCENTAGE
                                             SHARES       VALUE+     OF NET ASSETS**
                                             ------       ------     ---------------
COMMON STOCKS -- (94.6%)
Consumer Discretionary -- (14.5%)
#*  Charter Communications, Inc. Class A...   339,394 $   84,811,167            1.5%
    Comcast Corp. Class A.................. 3,644,823    225,322,958            4.1%
    Ford Motor Co.......................... 2,562,394     30,082,505            0.6%
    General Motors Co...................... 1,063,145     33,595,382            0.6%
    Time Warner, Inc....................... 1,534,860    136,587,191            2.5%
    Twenty-First Century Fox, Inc. Class A. 1,287,383     33,819,551            0.6%
    Other Securities.......................              305,379,188            5.4%
                                                      --------------          ------
Total Consumer Discretionary...............              849,597,942           15.3%
                                                      --------------          ------
Consumer Staples -- (8.2%)
    Archer-Daniels-Midland Co..............   813,476     35,443,149            0.6%
    CVS Health Corp........................ 1,510,745    127,053,654            2.3%
    Mondelez International, Inc. Class A... 2,081,099     93,524,589            1.7%
    Tyson Foods, Inc. Class A..............   405,030     28,696,375            0.5%
    Wal-Mart Stores, Inc...................   679,033     47,545,891            0.9%
    Walgreens Boots Alliance, Inc..........   394,449     32,632,766            0.6%
    Other Securities.......................              115,015,718            2.0%
                                                      --------------          ------
Total Consumer Staples.....................              479,912,142            8.6%
                                                      --------------          ------
Energy -- (12.9%)
    Anadarko Petroleum Corp................   475,268     28,249,930            0.5%
    Chevron Corp........................... 1,154,064    120,888,204            2.2%
    ConocoPhillips......................... 1,601,249     69,574,269            1.3%
    Exxon Mobil Corp....................... 2,448,223    203,985,940            3.7%
    Marathon Petroleum Corp................   903,936     39,402,570            0.7%
    Phillips 66............................   883,414     71,689,046            1.3%
    Schlumberger, Ltd......................   603,242     47,191,622            0.9%
    Valero Energy Corp.....................   605,899     35,893,457            0.7%
    Other Securities.......................              135,755,749            2.3%
                                                      --------------          ------
Total Energy...............................              752,630,787           13.6%
                                                      --------------          ------
Financials -- (19.5%)
    American International Group, Inc......   838,781     51,752,788            0.9%
    Bank of America Corp................... 5,636,194     92,997,201            1.7%
    Capital One Financial Corp.............   373,787     27,675,189            0.5%
    Citigroup, Inc......................... 1,870,326     91,926,523            1.7%
    CME Group, Inc.........................   414,385     41,479,938            0.8%
    Goldman Sachs Group, Inc. (The)........   209,155     37,279,787            0.7%
    JPMorgan Chase & Co.................... 2,695,925    186,719,765            3.4%
    MetLife, Inc...........................   958,812     45,025,812            0.8%
    Morgan Stanley......................... 1,036,923     34,809,505            0.6%
    Prudential Financial, Inc..............   497,625     42,193,624            0.8%
    Synchrony Financial....................   914,357     26,141,467            0.5%
    Wells Fargo & Co....................... 1,956,746     90,029,883            1.6%
    Other Securities.......................              373,012,093            6.6%
                                                      --------------          ------
Total Financials...........................            1,141,043,575           20.6%
                                                      --------------          ------
Health Care -- (10.5%)
    Aetna, Inc.............................   558,462     59,950,896            1.1%
    Anthem, Inc............................   504,640     61,495,430            1.1%
*   Express Scripts Holding Co.............   493,239     33,244,309            0.6%
    Humana, Inc............................   236,814     40,620,705            0.8%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Health Care -- (Continued)
      Medtronic P.L.C...............................................    764,960 $   62,742,019            1.1%
      Pfizer, Inc...................................................  4,874,915    154,583,555            2.8%
      Thermo Fisher Scientific, Inc.................................    499,520     73,444,426            1.3%
      Other Securities..............................................               128,339,616            2.3%
                                                                                --------------          ------
Total Health Care...................................................               614,420,956           11.1%
                                                                                --------------          ------
Industrials -- (11.4%)
      CSX Corp......................................................  1,242,950     37,922,404            0.7%
      General Electric Co...........................................  3,873,888    112,730,141            2.1%
      Norfolk Southern Corp.........................................    545,229     50,706,297            0.9%
      Southwest Airlines Co.........................................    645,761     25,862,728            0.5%
      Union Pacific Corp............................................    888,128     78,315,127            1.4%
      Other Securities..............................................               362,719,252            6.5%
                                                                                --------------          ------
Total Industrials...................................................               668,255,949           12.1%
                                                                                --------------          ------
Information Technology -- (11.4%)
      Activision Blizzard, Inc......................................    982,162     42,399,934            0.8%
      Cisco Systems, Inc............................................  4,149,274    127,299,726            2.3%
      Intel Corp....................................................  4,407,379    153,685,306            2.8%
      QUALCOMM, Inc.................................................  1,059,256     72,792,072            1.3%
*     Yahoo!, Inc...................................................  1,048,770     43,576,393            0.8%
      Other Securities..............................................               224,356,216            4.0%
                                                                                --------------          ------
Total Information Technology........................................               664,109,647           12.0%
                                                                                --------------          ------
Materials -- (2.0%)
      Other Securities..............................................               115,737,121            2.1%
                                                                                --------------          ------
Real Estate -- (0.1%)
      Other Securities..............................................                 2,975,594            0.1%
                                                                                --------------          ------
Telecommunication Services -- (4.0%)
      AT&T, Inc.....................................................  5,474,287    201,399,019            3.6%
      Other Securities..............................................                34,832,133            0.7%
                                                                                --------------          ------
Total Telecommunication Services....................................               236,231,152            4.3%
                                                                                --------------          ------
Utilities -- (0.1%)
      Other Securities..............................................                 5,629,847            0.1%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             5,530,544,712           99.9%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                   167,859            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             5,530,712,571
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 11,204,446     11,204,446            0.2%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (5.2%)
(S)@  DFA Short Term Investment Fund................................ 26,327,188    304,658,223            5.5%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,671,390,515)...........................................              $5,846,575,240          105.6%
                                                                                ==============          ======

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  849,597,942           --   --    $  849,597,942
  Consumer Staples............    479,912,142           --   --       479,912,142
  Energy......................    752,630,787           --   --       752,630,787
  Financials..................  1,141,043,575           --   --     1,141,043,575
  Health Care.................    614,420,956           --   --       614,420,956
  Industrials.................    668,255,949           --   --       668,255,949
  Information Technology......    664,109,647           --   --       664,109,647
  Materials...................    115,737,121           --   --       115,737,121
  Real Estate.................      2,975,594           --   --         2,975,594
  Telecommunication Services..    236,231,152           --   --       236,231,152
  Utilities...................      5,629,847           --   --         5,629,847
Rights/Warrants...............             -- $    167,859   --           167,859
Temporary Cash Investments....     11,204,446           --   --        11,204,446
Securities Lending Collateral.             --  304,658,223   --       304,658,223
                               -------------- ------------   --    --------------
TOTAL......................... $5,541,749,158 $304,826,082   --    $5,846,575,240
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $379,738 of securities on loan)*............................... $5,530,713
Temporary Cash Investments at Value & Cost.....................................................     11,204
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $304,624).    304,658
Receivables:
  Investment Securities Sold...................................................................      7,297
  Dividends and Interest.......................................................................      6,133
  Securities Lending Income....................................................................         63
                                                                                                ----------
     Total Assets..............................................................................  5,860,068
                                                                                                ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................................................    304,621
  Investment Securities Purchased..............................................................     15,799
  Due to Advisor...............................................................................        947
Accrued Expenses and Other Liabilities.........................................................        297
                                                                                                ----------
     Total Liabilities.........................................................................    321,664
                                                                                                ----------
NET ASSETS..................................................................................... $5,538,404
                                                                                                ==========
Investments at Cost............................................................................ $3,355,562
                                                                                                ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

  INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $4)............... $ 119,737
    Income from Securities Lending................................       909
                                                                   ---------
       Total Investment Income....................................   120,646
                                                                   ---------
  EXPENSES
    Investment Management Fees....................................    10,647
    Accounting & Transfer Agent Fees..............................       262
    Custodian Fees................................................        47
    Shareholders' Reports.........................................        22
    Directors'/Trustees' Fees & Expenses..........................        37
    Professional Fees.............................................       100
    Other.........................................................       154
                                                                   ---------
       Total Expenses.............................................    11,269
                                                                   ---------
    Net Expenses..................................................    11,269
                                                                   ---------
    NET INVESTMENT INCOME (LOSS)..................................   109,377
                                                                   ---------
  REALIZED AND UNREALIZED GAIN (LOSS)
    Net Realized Gain (Loss) on:
      Investment Securities Sold**................................   194,648
      Futures.....................................................     5,998
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities.......................................  (153,025)
                                                                   ---------
    NET REALIZED AND UNREALIZED GAIN (LOSS).......................    47,621
                                                                   ---------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS. $ 156,998
                                                                   =========

**Net of foreign capital gain taxes withheld of $0.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                            YEAR        YEAR
                                                                           ENDED       ENDED
                                                                          OCT. 31,    OCT. 31,
                                                                            2016        2015
                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................................... $  109,377  $   96,469
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................    194,648      88,248
    Futures.............................................................      5,998          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...............................................   (153,025)    (36,271)
                                                                         ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....    156,998     148,446
                                                                         ----------  ----------
Transactions in Interest:
  Contributions.........................................................    280,866     247,754
  Withdrawals...........................................................   (247,872)   (191,765)
                                                                         ----------  ----------
     Net Increase (Decrease) from Transactions in Interest..............     32,994      55,989
                                                                         ----------  ----------
     Total Increase (Decrease) in Net Assets............................    189,992     204,435
NET ASSETS
  Beginning of Year.....................................................  5,348,412   5,143,977
                                                                         ----------  ----------
  End of Year........................................................... $5,538,404  $5,348,412
                                                                         ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             FINANCIAL HIGHLIGHTS

                                                         YEAR        YEAR        YEAR        YEAR        YEAR
                                                        ENDED       ENDED       ENDED       ENDED       ENDED
                                                       OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                         2016        2015        2014        2013        2012
-----------------------------------------------------------------------------------------------------------------
Total Return.........................................       2.79%       2.93%      15.17%      35.92%      18.47%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $5,538,404  $5,348,412  $5,143,977  $4,389,755  $3,306,476
Ratio of Expenses to Average Net Assets..............       0.21%       0.21%       0.21%       0.21%       0.22%
Ratio of Net Investment Income to Average Net Assets.       2.05%       1.82%       1.61%       1.82%       1.99%
Portfolio Turnover Rate..............................          9%          6%          2%          5%         10%
-----------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, one of which, The Tax-Managed U.S. Marketwide Value Series (the "Series"), is presented in this section of the report. The remaining ten operational portfolios are presented in separate reports. The Series is an investment company and, accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy. Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses. At October 31, 2016, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $142 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or its Series are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2016, the Series' investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets of the Series.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2016, the total related amounts paid to the CCO by the Trust were $83 (in thousands). The total related amounts paid by the Series is included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      PURCHASES  SALES
                                                      --------- --------
        The Tax-Managed U.S. Marketwide Value Series. $717,048  $486,818

   There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

   The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to its partners.

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    NET UNREALIZED
                                              FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                                 COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                              ----------- ------------ ------------ --------------
The Tax-Managed U.S. Marketwide Value Series. $3,671,391   $2,270,875    $(95,691)    $2,175,184

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   1. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Series, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series will be subject to equity price risk when entering into stock index futures. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

                                                            FUTURES
                                                            -------
             The Tax-Managed U.S. Marketwide Value Series*. $19,306

* The Series had derivative activity during the period but it did not have open positions at October 31, 2016.

   The following is a summary of the location of derivatives on the Series' Statements of Operations of realized and change in unrealized gains and losses from the Series' derivative instrument holdings through the year ended October 31, 2016:

 DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                                       REALIZED GAIN (LOSS) ON
                                                         DERIVATIVES
                                                       -----------------------
                                                                   EQUITY
                                                       TOTAL      CONTRACTS
                                                         ------   ---------
         The Tax-Managed U.S. Marketwide Value Series. $5,998      $5,998

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the year ended October 31, 2016, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                          AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                       INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                       ------------- ------------ ------------ -------- ---------------
The Tax-Managed U.S. Marketwide Value
  Series..............................     1.05%        $3,676         20         $2        $13,333

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that the Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series did not utilize the interfund lending program during the year ended October 31, 2016.

H. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2016, if any, were executed by the Series pursuant to procedures adopted by the Board of Directors of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2016, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                     PURCHASES  SALES  REALIZED GAIN (LOSS)
---------                                     --------- ------- --------------------
The Tax-Managed U.S. Marketwide Value Series.  $46,069  $25,777        $6,766

I. SECURITIES LENDING:

   As of October 31, 2016, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities with a market value of $85,241 (in thousands). The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                              REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                           AS OF OCTOBER 31, 2016
                                          ---------------------------------------------------------
                                          OVERNIGHT AND            BETWEEN
                                           CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                          ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
 Common Stocks, Rights/Warrants.......... $304,658,223     --         --         --    $304,658,223

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. OTHER:

   The Series is subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Second Circuit for rehearing of the appeal, and that petition is pending. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

L. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of The Tax-Managed U.S. Marketwide Value Series:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian, broker and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2016

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees: an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2016.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2016.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes, and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2016.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.

       NAME, POSITION                                  PORTFOLIOS WITHIN THE    PRINCIPAL OCCUPATION(S) DURING PAST 5
       WITH THE FUND,          TERM OF OFFICE/1/ AND   DFA FUND COMPLEX/2/     YEARS AND OTHER DIRECTORSHIPS OF PUBLIC
 ADDRESS AND YEAR OF BIRTH     LENGTH OF SERVICE             OVERSEEN                      COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------
                                         DISINTERESTED TRUSTEES/DIRECTORS
------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       Since Inception         122 portfolios in 4     Leo Melamed Professor of Finance, The
Director of DFAIDG and DIG.                            investment companies    University of Chicago Booth School of
Trustee of DFAITC and DEM.                                                     Business.
The University of Chicago
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986       122 portfolios in 4     Steven G. Rothmeier Professor and
Director of DFAIDG and DIG     DIG-Since 1993          investment companies    Distinguished Service Professor of
Trustee of DFAITC and DEM      DFAITC-Since 1992                               Economics, University of Chicago Booth
The University of Chicago      DEM-Since 1993                                  School of Business (since 1965). Member
Booth School of Business                                                       and Chair, Competitive Markets Advisory
5807 S. Woodlawn Avenue                                                        Council, Chicago Mercantile Exchange
Chicago, IL 60637                                                              (futures trading exchange) (since
1939                                                                           2004). Trustee, Harbor Fund (registered
                                                                               investment company) (29 Portfolios)
                                                                               (since 1994). Formerly, Member of the
                                                                               Board of Milwaukee Insurance Company
                                                                               (1997-2010).
------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAIDG-Since 1981       122 portfolios in 4     Professor in Practice of Finance, Yale
Director of DFAIDG and DIG     DIG-Since 1993          investment companies    School of Management (since 1984).
Trustee of DFAITC and DEM      DFAITC-Since 1992                               Chairman, CIO and Partner, Zebra
Yale School of Management      DEM-Since 1993                                  Capital Management, LLC (hedge fund and
P.O. Box 208200                                                                asset manager) (since 2001). Consultant
New Haven, CT 06520-8200                                                       to Morningstar Inc. (since 2006).
1943                                                                           Formerly, Director, BIRR Portfolio
                                                                               Analysis, Inc. (sofware Products)
                                                                               (1990- 2010).
------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010       122 portfolios in 4     Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG     DIG-Since 2010          investment companies    Institution (since 2002). Jack Steele
Trustee of DFAITC and DEM      DFAITC-Since 2010                               Parker Professor of Human Resources
Stanford University Graduate   DEM-Since 2010                                  Management and Economics, Graduate
School of Business                                                             School of Business, Stanford University
434 Galvez Mall                                                                (since 1995). Cornerstone Research
Stanford, CA 94305                                                             (expert testimony and economic and
1948                                                                           financial analysis) (since 2009).
                                                                               Formerly, Chairman of the President
                                                                               George W. Bush's Council of Economic
                                                                               Advisors, State of California
                                                                               (2005-2006). Formerly, Commissioner,
                                                                               White House Panel on Tax Reform (2005)
------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981       122 portfolios in 4     Chief Investment Strategist, Janus
Director of DFAIDG and DIG     DIG-Since 1993          investment companies    Capital Group Inc. (since 2014). Frank
Trustee of DFAITC and DEM      DFAITC-Since 1992                               E. Buck Professor of Finance Emeritus,
c/o Dimensional Fund           DEM-Since 1993                                  Graduate School of Business, Stanford
Advisers, LP                                                                   University (since 1981). Chairman,
6300 Bee Cave Road                                                             Ruapay Inc. (since 2013). Formerly,
Building 1                                                                     Chairman, Platinum Grove Asset
Austin, TX 78746                                                               Management, L.P. (hedge fund)
1941                                                                           (formerly, Oak Hill Platinum Partners)
                                                                               (1999-2009). Formerly, Director,
                                                                               American Centruy Fund Complex
                                                                               (registered investment companies)
                                                                               (43 Portfolios) (1980-2014).
------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000       122 portfolios in 4     Boris and Irene Stern Distinguished
Director of DFAIDG and DIG     DIG-Since 2000          investment companies    Service Professor of Accounting,
Trustee of DFAITC and DEM      DFAITC-Since 2000                               University of Chicago Booth School of
The University of Chicago      DEM-Since 2000                                  Business (since 1980). Director, HNI
Booth School of Business                                                       Corporation (formerly known as HON
5807 S. Woodlawn Avenue                                                        Industries Inc.) (office furniture)
Chicago, IL 60637                                                              (since 2000). Director, Ryder System
1953                                                                           Inc. (transportation, logistics and
                                                                               supply-chain management) (since 2003).
                                                                               Trustee, UBS Funds (4 investment
                                                                               companies within the fund complex) (33
                                                                               portfolios) (since 2009). Formerly,
                                                                               Co-Director Investment Research,
                                                                               Fundamental Investment Advisors (hedge
                                                                               fund) (2008-2011).

      NAME, POSITION                                  PORTFOLIOS WITHIN THE    PRINCIPAL OCCUPATION(S) DURING PAST 5
      WITH THE FUND,          TERM OF OFFICE/1/ AND   DFA FUND COMPLEX/2/     YEARS AND OTHER DIRECTORSHIPS OF PUBLIC
 ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE             OVERSEEN                      COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------
                                          INTERESTED TRUSTEES/DIRECTORS*
-----------------------------------------------------------------------------------------------------------------------
David G. Booth                DFAIDG-Since 1981       122 portfolios in 4     Chairman, Director/Trustee, President,
Chairman, Director/Trustee,   DIG-Since 1992          investment companies    Co-Chief Executive Officer and
President and Co-Chief        DFAITC-Since 1992                               formerly, Chief Executive Officer
Executive Officer             DEM-Since 1993                                  (until 1/1/2010) of the following
6300 Bee Cave Road                                                            companies: Dimensional Holdings Inc.,
Building One                                                                  Dimensional Fund Advisors LP, DFA
Austin, TX 78746                                                              Securities LLC, DEM, DFAIDG, DIG and
1946                                                                          DFAITC (collectively, the "DFA
                                                                              Entities"). Director of Dimensional
                                                                              Fund Advisors Ltd. and formerly, Chief
                                                                              Investment Officer. Director of DFA
                                                                              Australia Limited and formerly,
                                                                              President and Chief Investment Officer.
                                                                              Director of Dimensional Advisors Ltd.,
                                                                              Dimensional Funds plc and Dimensional
                                                                              Funds II plc. Formerly, President,
                                                                              Dimensional SmartNest (US) LLC (2009-
                                                                              2014). Formerly, Limited Partner, Oak
                                                                              Hill Partners (2001-2010). Limited
                                                                              Partner, VSC Investors, LLC (since
                                                                              2007). Trustee, University of Chicago.
                                                                              Trustee, University of Kansas Endowment
                                                                              Association. Formerly, Director, SA
                                                                              Funds (registered investment company).
                                                                              Chairman, Director and Co-Chief
                                                                              Executive Officer of Dimensional Fund
                                                                              Advisors Canada ULC. Director and
                                                                              President (since 2012) of Dimensional
                                                                              Japan Ltd. Chairman, Director,
                                                                              President, and Co-Chief Executive
                                                                              Officer of Dimensional Cayman Commodity
                                                                              Fund I Ltd. (since 2010).
-----------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto            DFAIDG-Since 2009       122 portfolios in 4     Co-Chief Executive Officer (beginning
Director/Trustee, Co-Chief    DIG-Since 2009          investment companies    January 2010), Co-Chief Investment
Executive Officer and Co-     DFAITC-Since 2009                               Officer (since June 2014),
Chief Investment Officer      DEM-Since 2009                                  Director/Trustee, and formerly, Chief
6300 Bee Cave Road,                                                           Investment Officer (March 2007-June
Building One                                                                  2014) of the DFA Entities. Director,
Austin, TX 78746                                                              Co-Chief Executive Officer and Chief
1967                                                                          Investment Officer (since 2010) of
                                                                              Dimensional Cayman Commodity Fund I
                                                                              Ltd. Director, Co-Chief Executive
                                                                              Officer, President and Co-Chief
                                                                              Investment Officer of Dimensional Fund
                                                                              Advisors Canada ULC and formerly, Chief
                                                                              Investment Officer (until April 2014).
                                                                              Co-Chief Investment Officer, Vice
                                                                              President, and Director of DFA
                                                                              Australia Limited and formerly, Chief
                                                                              Investment Officer (until April 2014).
                                                                              Director of Dimensional Fund Advisors
                                                                              Ltd., Dimensional Funds plc,
                                                                              Dimensional Funds II plc and
                                                                              Dimensional Advisors Ltd. Formerly,
                                                                              Vice President of the DFA Entities and
                                                                              Dimensional Fund Advisors Canada ULC.
                                                                              Director and Chief Investment Officer
                                                                              (since December 2012) of Dimensional
                                                                              Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the DFAIDG, DIG, DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                             TERM OF OFFICE/1/
                                              AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION            SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
April A. Aandal         Vice President         Since 2008       Vice President of all the DFA Entities.
1963
---------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta        Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1974                                                            Vice President, Business Development at Capson
                                                                Physicians Insurance Company (2010-2012).
---------------------------------------------------------------------------------------------------------------------
Magdalia S. Armstrong   Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                            Regional Director for Dimensional Fund Advisors LP
                                                                (January 2011-January 2016).
---------------------------------------------------------------------------------------------------------------------
Darryl D. Avery         Vice President         Since 2005       Vice President of all the DFA Entities.
1966
---------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow        Vice President         Since 1993       Vice President of all the DFA Entities. Director and
1955                                                            Managing Director of Dimensional Fund Advisors Ltd
                                                                (since September 2013). Director of Dimensional
                                                                Funds plc and Dimensional Funds II plc (since
                                                                November 2013).
---------------------------------------------------------------------------------------------------------------------
Lana Bergstein          Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                            Client Service Manager for Dimensional Fund
                                                                Advisors LP (February 2008-January 2014).
---------------------------------------------------------------------------------------------------------------------
Stanley W. Black        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1970                                                            Senior Research Associate (January 2012-January
                                                                2014) and Research Associate (2006-2011) for
                                                                Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Aaron T. Borders        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                            Regional Director for Dimensional Fund Advisors LP
                                                                (April 2008-January 2014).
---------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth       Vice President         Since 2007       Vice President of all the DFA Entities.
1968
---------------------------------------------------------------------------------------------------------------------
Valerie A. Brown        Vice President and     Since 2001       Vice President and Assistant Secretary of all the
1967                    Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                                Fund Advisors Ltd., Dimensional Cayman
                                                                Commodity Fund I Ltd., Dimensional Fund Advisors
                                                                Pte. and Dimensional Hong Kong Limited. Director,
                                                                Vice President, Director and Assistant Secretary of
                                                                Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------------
David P. Butler         Vice President         Since 2007       Vice President of all the DFA Entities. Head of
1964                                                            Global Financial Services for Dimensional Fund
                                                                Advisors LP (since 2008).
---------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1970                                                            Regional Director for Dimensional Fund Advisors LP
                                                                (December 2010-January 2012).
---------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns          Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                            Regional Director (January 2010-January 2014) for
                                                                Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
David K. Campbell       Vice President         Since 2016       Vice President of all the DFA Entities. Formerly, DC
1966                                                            Relationship Manager for Dimensional Fund
                                                                Advisors LP (October 2010-January 2016).
---------------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain   Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                            Regional Director (January 2012-January 2015) for
                                                                Dimensional Fund Advisors LP; Principal for
                                                                Chamberlain Financial Group (October 2010-
                                                                December 2011).
---------------------------------------------------------------------------------------------------------------------

                                            TERM OF OFFICE/1/
                                             AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION           SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski      Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director (June 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Sales Executive for
                                                               Vanguard (2004-June 2011).
---------------------------------------------------------------------------------------------------------------------
James G. Charles        Vice President        Since 2011       Vice President of all the DFA Entities.
1956
---------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President        Since 2009       Vice President of all the DFA Entities. Co-Head of
1966                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) for
                                                               Dimensional Fund Advisors LP. Vice President of
                                                               Dimensional Fund Advisors Canada ULC (since April
                                                               2016). Formerly, Portfolio Manager for Dimensional
                                                               Fund Advisors LP (October 2005 to January 2012).
---------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                           Counsel for Dimensional Fund Advisors LP (April
                                                               2012-January 2014); Vice President and Counsel for
                                                               AllianceBernstein L.P. (2006-2012).
---------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President        Since 2004       Vice President of all the DFA Entities. Director and
1972                                                           Vice President of Dimensional Japan Ltd (since
                                                               February 2016). President and Director of
                                                               Dimensional Fund Advisors Canada ULC (since
                                                               February 2016), Vice President of DFA Australia
                                                               Limited (since April 2008) and Director (since
                                                               Oct 2016). Director of Dimensional Advisors Ltd,
                                                               Dimensional Fund Advisors Pte. Ltd., and
                                                               Dimensional Hong Kong Limited, (since April 2016),
                                                               Vice President of Dimensional Fund Advisors Pte
                                                               Ltd. (since June 2016), Head of Global Institutional
                                                               Services for Dimensional Fund Advisors LP (since
                                                               January 2014). Formerly, Vice President of
                                                               Dimensional Fund Advisors Canada ULC (December
                                                               2010-February 2016); Head of Institutional, North
                                                               America (March 2012 to December 2013) and Head
                                                               of Portfolio Management (January 2006 to March
                                                               2012) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Matthew B. Cobb         Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (September 2011-March 2013); Vice President at
                                                               MullinTBG (2005-2011).
---------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2010-March 2014).
---------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2003-March 2014).
---------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2002-January 2012).
---------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President        Since 2007       Vice President of all the DFA Entities.
1949
---------------------------------------------------------------------------------------------------------------------
John W. Crill (Wes)     Vice President        Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                           Senior Associate, Research (January 2015-January
                                                               2016); Associate, Research (January 2014-January
                                                               2015); Analyst, Research (July 2010-January 2014)
                                                               for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and    Since 2004       Vice President and Global Chief Compliance Officer
1965                    Global Chief                           of all the DFA Entities, DFA Australia Limited and
                        Compliance Officer                     Dimensional Fund Advisors Ltd. Chief Compliance
                                                               Officer and Chief Privacy Officer of Dimensional Fund
                                                               Advisors Canada ULC, Chief Compliance Officer of
                                                               Dimensional Fund Advisors Pte. Ltd. Formerly, Vice
                                                               President and Global Chief Compliance Officer for
                                                               Dimensional SmartNest (US) LLC (October 2010-
                                                               2014).
---------------------------------------------------------------------------------------------------------------------

                                             TERM OF OFFICE/1/
                                              AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION            SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
John T. Curnutte        Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1980                                                            Manager, Research Systems (November 2012-
                                                                January 2016) for Dimensional Fund Advisors LP;
                                                                Assistant Vice President, Oaktree Capital
                                                                Management (April 2011-October 2012).
----------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1980                                                            Regional Director (July 2013-January 2015) for
                                                                Dimensional Fund Advisors LP; Relationship
                                                                Manager for Blackrock, Inc. (July 2011-July 2013);
                                                                Vice President for Towers Watson (formerly,
                                                                WellsCanning) (June 2009-July 2011).
----------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President         Since 1999       Vice President of all the DFA Entities.
1956
----------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President         Since 1994       Vice President of all the DFA Entities, DFA Australia
1957                                                            Limited and Dimensional Fund Advisors Canada
                                                                ULC.
----------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                            Regional Director (January 2012-January 2014) and
                                                                Senior Associate (August 2010-December 2011) for
                                                                Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Mark J. Dennis          Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1976                                                            Regional Director (May 2011-January 2015) for
                                                                Dimensional Fund Advisors LP; Vice President,
                                                                Portfolio Specialist (January 2007-May 2011) for
                                                                Morgan Stanley Investment Management.
----------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis   Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Senior
1971                                                            Associate, Research (November 2012-January
                                                                2015) for Dimensional Fund Advisors LP; Senior
                                                                Consultant, NERA Economic Consulting, New York
                                                                (May 2010-November 2012).
----------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President         Since 2010       Vice President of all the DFA Entities. Chief Data
1972                                                            Officer for Dimensional Fund Advisors LP (since
                                                                January 2016).
----------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner      Vice President         Since 2001       Vice President of all the DFA Entities.
1970
----------------------------------------------------------------------------------------------------------------------
Karen M. Dolan          Vice President         Since 2014       Vice President of all the DFA Entities. Head of
1979                                                            Marketing for Dimensional Fund Advisors LP (since
                                                                February 2013). Formerly, Senior Manager of
                                                                Research and Marketing for Dimensional Fund
                                                                Advisors LP (June 2012-January 2013); Director of
                                                                Mutual Fund Analysis at Morningstar (January 2008-
                                                                May 2012).
----------------------------------------------------------------------------------------------------------------------
L. Todd Erskine         Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1959                                                            Regional Director (May 2008-January 2015) for
                                                                Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Richard A. Eustice      Vice President and     Since 1998       Vice President and Assistant Secretary of all the
1965                    Assistant Secretary                     DFA Entities and DFA Australia Limited. Chief
                                                                Operating Officer for Dimensional Fund Advisors
                                                                Pte. Ltd. (since April 2013). Formerly, Chief
                                                                Operating Officer for Dimensional Fund Advisors Ltd.
                                                                (July 2008-March 2013).
----------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker     Vice President         Since 2004       Vice President of all the DFA Entities.
1971
----------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall          Vice President         Since 2008       Vice President of all the DFA Entities. Co-Head of
1974                                                            Portfolio Management (since March 2012) and
                                                                Senior Portfolio Manager (since January 2012) of
                                                                Dimensional Fund Advisors LP. Vice President of
                                                                Dimensional Fund Advisors Canada ULC (since April
                                                                2016). Formerly, Portfolio Manager of Dimensional
                                                                Fund Advisors LP (September 2004-January 2012).
----------------------------------------------------------------------------------------------------------------------

                                                TERM OF OFFICE/1/
                                                 AND LENGTH OF
NAME AND YEAR OF BIRTH         POSITION             SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
Edward A. Foley         Vice President            Since 2014       Vice President of all the DFA Entities. Formerly,
1976                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2011-January 2014); Senior Vice President
                                                                   of First Trust Advisors L.P. (2007-July 2011).
-------------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster     Vice President            Since 2015       Vice President of all the DFA Entities. Formerly,
1959                                                               Senior Associate (May 2011-January 2015) for
                                                                   Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman       Vice President            Since 2009       Vice President of all the DFA Entities.
1970
-------------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg    Vice President            Since 2015       Vice President of all the DFA Entities. Formerly,
1970                                                               Vice President for Dimensional SmartNest (US) LLC
                                                                   (January 2012-November 2014); Senior Vice
                                                                   President for Morningstar (July 2004-July 2011).
-------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour        Vice President            Since 2007       Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum          Vice President            Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                               Managing Director at BlackRock (2004-January
                                                                   2012).
-------------------------------------------------------------------------------------------------------------------------
Henry F. Gray           Vice President            Since 2000       Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------------------
John T. Gray            Vice President            Since 2007       Vice President of all the DFA Entities.
1974
-------------------------------------------------------------------------------------------------------------------------
Christian Gunther       Vice President            Since 2011       Vice President of all the DFA Entities. Senior Trader
1975                                                               for Dimensional Fund Advisors LP (since 2012).
                                                                   Formerly, Senior Trader (2009-2012).
-------------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins       Vice President            Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                               Counsel for Dimensional Fund Advisors LP (January
                                                                   2011-January 2014).
-------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner          Vice President            Since 2007       Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------------------
Kevin B. Hight          Vice President            Since 2005       Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle       Vice President, Chief     Since 2016       Vice President, Chief Financial Officer, and
1958                    Financial Officer, and                     Treasurer of all the DFA Entities. Interim Chief
                        Treasurer                                  Financial Officer, interim Treasurer and Vice
                                                                   President of Dimensional Advisors Ltd., Dimensional
                                                                   Hong Kong Limited, Dimensional Cayman
                                                                   Commodity Fund I Ltd., Dimensional Fund Advisors
                                                                   Canada ULC, Dimensional Fund Advisors Pte. Ltd,
                                                                   DFA Australia Ltd. Formerly, interim Chief Financial
                                                                   Officer and interim Treasurer (April 2016-September
                                                                   2016), and Controller (August 2015-September
                                                                   2016) of all the DFA Entities); Vice President of T.
                                                                   Rowe Price Group, Inc. and Director of Investment
                                                                   Treasury and Treasurer of the T. Rowe Price Funds
                                                                   (March 2008-July 2015).
-------------------------------------------------------------------------------------------------------------------------
Christine W. Ho         Vice President            Since 2004       Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------------------
Michael C. Horvath      Vice President            Since 2011       Vice President of all the DFA Entities. Formerly,
1960                                                               Managing Director, Co-Head Global Consultant
                                                                   Relations at BlackRock (2004-2011).
-------------------------------------------------------------------------------------------------------------------------
Mark A. Hunter          Vice President            Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                               Senior Compliance Officer (November 2010-January
                                                                   2015) for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
Alan R. Hutchison       Vice President            Since 2016       Vice President of all the DFA Entities. Portfolio
1977                                                               Manager for Dimensional Fund Advisors LP (January
                                                                   2013-Present). Formerly, Investment Associate for
                                                                   Dimensional Fund Advisors LP (January 2010-
                                                                   January 2013).
-------------------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
Shahryar S. Jaberzadeh  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (April 2006-January 2016).
-----------------------------------------------------------------------------------------------------------------
Jeremy R. James         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                       Manager, IT Service Management (October 2014-
                                                           January 2016); Manager, Managed DC Systems
                                                           (October 2005-October 2014) for Dimensional Fund
                                                           Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Jeff J. Jeon            Vice President    Since 2004       Vice President of all the DFA Entities and
1973                                                       Dimensional Cayman Commodity Fund I Ltd.
-----------------------------------------------------------------------------------------------------------------
Garret D. Jones         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                       Manager of Sales and Marketing Systems
                                                           (January 2011-January 2014) for Dimensional Fund
                                                           Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Stephen W. Jones        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                       Facilities Manager for Dimensional Fund Advisors
                                                           LP (October 2008-January 2012).
-----------------------------------------------------------------------------------------------------------------
Scott P. Kaup           Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1975                                                       Senior Manager, Investment Operations
                                                           (January 2014-January 2015) and Investment
                                                           Operations Manager (May 2008-January 2014) for
                                                           Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
David M. Kavanaugh      Vice President    Since 2014       Vice President of all the DFA Entities. Head of
1978                                                       Operations for Financial Advisor Services for
                                                           Dimensional Fund Advisors LP (since
                                                           July 2014). Formerly, Counsel of Dimensional Fund
                                                           Advisors LP (August 2011-January 2014); Associate
                                                           at Andrews Kurth LLP (2006-2011).
-----------------------------------------------------------------------------------------------------------------
Patrick M. Keating      Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                       Dimensional Holdings Inc., Dimensional Fund
                                                           Advisors LP and Dimensional Japan Ltd.
                                                           Chief Operating Officer and Director of Dimensional
                                                           Japan Ltd. Formerly, Vice President of DFA
                                                           Securities LLC, Dimensional Cayman Commodity
                                                           Fund I Ltd. and Dimensional Advisors Ltd (until
                                                           February 2015); Chief Operating Officer of
                                                           Dimensional Holdings Inc., DFA Securities LLC,
                                                           Dimensional Fund Advisors LP, Dimensional
                                                           Cayman Commodity Fund I Ltd., Dimensional
                                                           Advisors Ltd. and Dimensional Fund Advisors Pte.
                                                           Ltd. (until February 2015); Director, Vice President,
                                                           and Chief Privacy Officer of Dimensional Fund
                                                           Advisors Canada ULC (until February 2015); Director
                                                           of DFA Australia Limited, Dimensional Fund
                                                           Advisors Ltd. and Dimensional Advisors Ltd. (until
                                                           February 2015); and Director and Vice President of
                                                           Dimensional Hong Kong Limited and Dimensional
                                                           Fund Advisors Pte. Ltd. (until February 2015).
-----------------------------------------------------------------------------------------------------------------
Andrew K. Keiper        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (October 2004-January 2013).
-----------------------------------------------------------------------------------------------------------------
David M. Kershner       Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
1971                                                       Manager for Dimensional Fund Advisors LP (since
                                                           June 2004).
-----------------------------------------------------------------------------------------------------------------
Arun C. Keswani         Vice President    Since 2016       Vice President of all the DFA Entities. Senior
1975                                                       Portfolio Manager for Dimensional Fund Advisors LP
                                                           (January 2015-Present). Formerly, Portfolio Manager
                                                           (January 2013-January 2015) and Investment
                                                           Associate (October 2011-January 2013) for
                                                           Dimensional Fund Advisors LP; Investment Banking
                                                           Associate at Morgan Stanley (August 2010-
                                                           September 2011).
-----------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------
 Kimberly L. Kiser      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1972                                                      Creative Director for Dimensional Fund Advisors LP
                                                           (September 2012-January 2014); Vice President and
                                                           Global Creative Director at Morgan Stanley (2007-
                                                           2012); Visiting Assistant Professor, Graduate
                                                           Communications Design at Pratt Institute (2004-
                                                           2012).
------------------------------------------------------------------------------------------------------------------
 Natalia Y. Knych       Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
 1971                                                      Manager, RFP, Institutional (January 2015-
                                                           January 2016); Senior Associate, Institutional (April
                                                           2007-January 2015) for Dimensional Fund Advisors
                                                           LP.
------------------------------------------------------------------------------------------------------------------
 Timothy R. Kohn        Vice President    Since 2011       Vice President of all the DFA Entities. Head of
 1971                                                      Defined Contribution Sales for Dimensional Fund
                                                           Advisors LP (since August 2010).
------------------------------------------------------------------------------------------------------------------
 Joseph F. Kolerich     Vice President    Since 2004       Vice President of all the DFA Entities. Senior
 1971                                                      Portfolio Manager of Dimensional Fund Advisors LP
                                                           (since January 2012). Formerly, Portfolio Manager
                                                           for Dimensional (April 2001-January 2012).
------------------------------------------------------------------------------------------------------------------
 Mark D. Krasniewski    Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1981                                                      Senior Associate, Investment Analytics and Data
                                                           (January 2012-December 2012) and Systems
                                                           Developer (June 2007-December 2011) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Kahne L. Krause        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1966                                                      Regional Director (May 2010-January 2014) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Stephen W. Kurad       Vice President    Since 2011       Vice President of all the DFA Entities.
 1968
------------------------------------------------------------------------------------------------------------------
 Michael F. Lane        Vice President    Since 2004       Vice President of all the DFA Entities. Formerly,
 1967                                                      Chief Executive Officer for Dimensional SmartNest
                                                           (US) LLC (July 2012-November 2014).
------------------------------------------------------------------------------------------------------------------
 Francis R. Lao         Vice President    Since 2011       Vice President of all the DFA Entities. Formerly, Vice
 1969                                                      President-Global Operations at Janus Capital Group
                                                           (2005-2011).
------------------------------------------------------------------------------------------------------------------
 David F. LaRusso       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1978                                                      Senior Trader (January 2010-December 2012) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Juliet H. Lee          Vice President    Since 2005       Vice President of all the DFA Entities.
 1971
------------------------------------------------------------------------------------------------------------------
 Marlena I. Lee         Vice President    Since 2011       Vice President of all the DFA Entities.
 1980
------------------------------------------------------------------------------------------------------------------
 Paul A. Lehman         Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1971                                                      Regional Director (July 2013-January 2015) for
                                                           Dimensional Fund Advisors LP; Chief Investment
                                                           Officer (April 2005-April 2013) for First Citizens
                                                           Bancorporation.
------------------------------------------------------------------------------------------------------------------
 John B. Lessley        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1960                                                      Regional Director for Dimensional Fund Advisors LP
                                                           (January 2008-January 2013).
------------------------------------------------------------------------------------------------------------------
 Joy L. Lopez           Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1971                                                      Senior Tax Manager (February 2013-January 2015)
                                                           for Dimensional Fund Advisors LP; Vice President
                                                           and Tax Manager, North America (August 2006-April
                                                           2012) for Pacific Investment Management Company.
------------------------------------------------------------------------------------------------------------------
 Apollo D. Lupescu      Vice President    Since 2009       Vice President of all the DFA Entities.
 1969
------------------------------------------------------------------------------------------------------------------
 Timothy P. Luyet       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1972                                                      Senior Manager, Marketing Operations
                                                           (January 2014-January 2015), Manager, Client
                                                           Systems (October 2011-January 2014) and RFP
                                                           Manager (April 2010-October 2011) for Dimensional
                                                           Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------

                                                TERM OF OFFICE/1/
                                                  AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION                SERVICE                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
 Peter Magnusson        Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
 1969                                                                  Regional Director for Dimensional Fund Advisors LP
                                                                       (January 2011-January 2014).
---------------------------------------------------------------------------------------------------------------------------
 Kenneth M. Manell      Vice President      Since 2010                 Vice President of all the DFA Entities and
 1972                                                                  Dimensional Cayman Commodity Fund I Ltd.
---------------------------------------------------------------------------------------------------------------------------
 Aaron M. Marcus        Vice President      Since 2008                 Vice President of all DFA Entities and Head of
 1970                                                                  Global Human Resources for Dimensional Fund
                                                                       Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
 Duane R. Mattson       Vice President      Since 2015                 Vice President of all the DFA Entities. Formerly,
 1965                                                                  Senior Compliance Officer (May 2012-January 2015)
                                                                       for Dimensional Fund Advisors LP; Chief
                                                                       Compliance Officer (April 2010-April 2012) for Al
                                                                       Frank Asset Management.
---------------------------------------------------------------------------------------------------------------------------
 Bryan R. McClune       Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
 1975                                                                  Regional Director of Dimensional Fund Advisors LP
                                                                       (January 2009-January 2014).
---------------------------------------------------------------------------------------------------------------------------
 Philip P. McInnis      Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
 1984                                                                  Regional Director (January 2009-January 2014) and
                                                                       Senior Associate (2011) for Dimensional Fund
                                                                       Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
 Francis L. McNamara    Vice President      Since 2016                 Vice President of all the DFA Entities. Formerly,
 1959                                                                  Manager, Project Management Office for
                                                                       Dimensional Fund Advisors LP (October 2006-
                                                                       January 2016).
---------------------------------------------------------------------------------------------------------------------------
 Travis A. Meldau       Vice President      Since 2015                 Vice President of all the DFA Entities. Portfolio
 1981                                                                  Manager (since September 2011) for Dimensional
                                                                       Fund Advisors LP. Formerly, Portfolio Manager for
                                                                       Wells Capital Management (October 2004-
                                                                       September 2011).
---------------------------------------------------------------------------------------------------------------------------
 Tracy R. Mitchell      Vice President      Since 2016                 Vice President of all the DFA Entities. Formerly,
 1974                                                                  Regional Director for Dimensional Fund Advisors LP
                                                                       (September 2013-January 2016); Managing Director,
                                                                       Client Services, Charles Schwab (December 2009-
                                                                       August 2013).
---------------------------------------------------------------------------------------------------------------------------
 Jonathan G. Nelson     Vice President      Since 2013                 Vice President of all the DFA Entities. Formerly,
 1971                                                                  Manager, Investment Systems (2011-January 2013)
                                                                       for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
 Catherine L. Newell    Vice President and  Vice President since 1997  Vice President and Secretary of all the DFA
 1964                   Secretary           and Secretary since 2000   Entities. Director, Vice President and Secretary of
                                                                       DFA Australia Limited and Dimensional Fund
                                                                       Advisors Ltd. (since February 2002, April 1997, and
                                                                       May 2002, respectively). Vice President and
                                                                       Secretary of Dimensional Fund Advisors Canada
                                                                       ULC (since June 2003), Dimensional Cayman
                                                                       Commodity Fund I Ltd., Dimensional Japan Ltd
                                                                       (since February 2012), Dimensional Advisors Ltd
                                                                       (since March 2012), Dimensional Fund Advisors Pte.
                                                                       Ltd. (since June 2012). Director of Dimensional
                                                                       Funds plc and Dimensional Funds II plc (since 2002
                                                                       and 2006, respectively). Director of Dimensional
                                                                       Japan Ltd., Dimensional Advisors Ltd., Dimensional
                                                                       Fund Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                       Limited (since August 2012 and July 2012).
                                                                       Formerly, Vice President and Secretary of
                                                                       Dimensional SmartNest (US) LLC (October 2010-
                                                                       November 2014).
---------------------------------------------------------------------------------------------------------------------------
 John R. Nicholson      Vice President      Since 2015                 Vice President of all the DFA Entities. Formerly,
 1977                                                                  Regional Director (June 2011-January 2015) for
                                                                       Dimensional Fund Advisors LP; Sales Executive for
                                                                       Vanguard (July 2008-May 2011).
---------------------------------------------------------------------------------------------------------------------------
 Pamela B. Noble        Vice President      Since 2011                 Vice President of all the DFA Entities. Formerly,
 1964                                                                  Portfolio Manager for Dimensional Fund Advisors LP
                                                                       (2008-2010).
---------------------------------------------------------------------------------------------------------------------------

                                                 TERM OF OFFICE/1/
                                                   AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION                 SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------
 Selwyn Notelovitz      Vice President and   Since 2013                 Vice President and Deputy Chief Compliance Officer
 1961                   Deputy Chief                                    of all the DFA Entities. Deputy Chief Compliance
                        Compliance Officer                              Officer of Dimensional Fund Advisors LP (since
                                                                        December 2012). Formerly, Chief Compliance
                                                                        Officer of Wellington Management Company, LLP
                                                                        (2004-2011).
------------------------------------------------------------------------------------------------------------------------------
 Carolyn L. O           Vice President       Since 2010                 Vice President of all the DFA Entities, Dimensional
 1974                                                                   Cayman Commodity Fund I Ltd., and Dimensional
                                                                        Fund Advisors Canada ULC (since April
                                                                        2016). Deputy General Counsel, Funds (since 2011).
------------------------------------------------------------------------------------------------------------------------------
 Gerard K. O'Reilly     Vice President and   Vice President since 2007  Vice President and Co-Chief Investment Officer of all
 1976                   Co-Chief Investment  and Co-Chief Investment    the DFA Entities, Dimensional Fund Advisors
                        Officer              Officer since 2014         Canada ULC, and Dimensional Japan Ltd. Director
                                                                        of Dimensional Funds plc and Dimensional Fund II
                                                                        plc.
------------------------------------------------------------------------------------------------------------------------------
 Randy C. Olson         Vice President       Since 2016                 Vice President of all the DFA Entities. Formerly,
 1980                                                                   Senior Compliance Officer for Dimensional Fund
                                                                        Advisors LP (July 2014-January 2016);
                                                                        Vice President Regional Head of Investment
                                                                        Compliance, Asia, PIMCO Asia Private Limited (July
                                                                        2012-July 2014); Country Compliance Officer, Janus
                                                                        Capital, Singapore Private Limited (May 2011-
                                                                        June 2012).
------------------------------------------------------------------------------------------------------------------------------
 Daniel C. Ong          Vice President       Since 2009                 Vice President of all the DFA Entities. Portfolio
 1973                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                        July 2005).
------------------------------------------------------------------------------------------------------------------------------
 Kyle K. Ozaki          Vice President       Since 2010                 Vice President of all the DFA Entities.
 1978
------------------------------------------------------------------------------------------------------------------------------
 Matthew A. Pawlak      Vice President       Since 2013                 Vice President of all the DFA Entities. Formerly,
 1977                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                        (2012-January 2013); Senior Consultant (June 2011-
                                                                        December 2011) and Senior Investment Analyst and
                                                                        Consultant (July 2008-June 2011) at Hewitt
                                                                        EnnisKnupp.
------------------------------------------------------------------------------------------------------------------------------
 Mary T. Phillips       Vice President       Since 2016                 Vice President of all the DFA Entities. Senior
 1981                                                                   Portfolio Manager (January 2015-present). Formerly,
                                                                        Portfolio Manager (April 2014-January 2015) and
                                                                        Investment Associate for Dimensional Fund Advisors
                                                                        LP (July 2012-March 2014).
------------------------------------------------------------------------------------------------------------------------------
 Jeffrey L. Pierce      Vice President       Since 2015                 Vice President of all the DFA Entities. Senior
 1984                                                                   Manager, Advisor Benchmarking (since January
                                                                        2015) for Dimensional Fund Advisors LP. Formerly,
                                                                        Manager, Advisor Benchmarking (April 2012-
                                                                        December 2014) for Dimensional Fund Advisors LP;
                                                                        Senior Manager, Research and Consulting (October
                                                                        2010-April 2012) for Crain Communications Inc.
------------------------------------------------------------------------------------------------------------------------------
 Olivian T. Pitis       Vice President       Since 2015                 Vice President of all the DFA Entities. Formerly,
 1974                                                                   Regional Director (May 2011-January 2015) for
                                                                        Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------------------
 Brian P. Pitre         Vice President       Since 2015                 Vice President of all the DFA Entities. Counsel for
 1976                                                                   Dimensional Fund Advisors LP (since
                                                                        February 2015). Formerly, Chief Financial Officer
                                                                        and General Counsel for Relentless (March 2014-
                                                                        January 2015); Vice President of all the DFA Entities
                                                                        (January 2013-March 2014); Counsel for
                                                                        Dimensional Fund Advisors LP (January 2009-
                                                                        March 2014).
------------------------------------------------------------------------------------------------------------------------------
 David A. Plecha        Vice President       Since 1993                 Vice President of all the DFA Entities, DFA Australia
 1961                                                                   Limited, Dimensional Fund Advisors Ltd. and
                                                                        Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------------------
 Allen Pu               Vice President       Since 2011                 Vice President of all the DFA Entities. Senior
 1970                                                                   Portfolio Manager for Dimensional Fund Advisors LP
                                                                        (since January 2015). Formerly, Portfolio Manager
                                                                        for Dimensional Fund Advisors LP (2006-
                                                                        January 2015).
------------------------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------
 David J. Rapozo        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1967                                                      Regional Director for Dimensional Fund Advisors LP
                                                           (January 2011-January 2014).
--------------------------------------------------------------------------------------------------------------
 Mark A. Regier         Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1969                                                      Planning and Analysis Manager for Dimensional
                                                           Fund Advisors LP (July 2007-January 2014).
--------------------------------------------------------------------------------------------------------------
 Cory T. Riedberger     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1979                                                      Regional Director (March 2011-January 2015) for
                                                           Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
 Savina B. Rizova       Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
 1981                                                      Research Associate (June 2011-January 2012) for
                                                           Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
 Michael F. Rocque      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1968                                                      Senior Fund Accounting Manager (July 2013-
                                                           January 2015) for Dimensional Fund Advisors LP;
                                                           Senior Financial Consultant and Chief Accounting
                                                           Officer (July 2002-July 2013) for MFS Investment
                                                           Management.
--------------------------------------------------------------------------------------------------------------
 L. Jacobo Rodriguez    Vice President    Since 2005       Vice President of all the DFA Entities.
 1971
--------------------------------------------------------------------------------------------------------------
 Austin S. Rosenthal    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1978                                                      Vice President for Dimensional SmartNest (US) LLC
                                                           (September 2010-November 2014).
--------------------------------------------------------------------------------------------------------------
 Oliver J. Rowe         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1960                                                      Senior Manager, Human Resources for Dimensional
                                                           Fund Advisors LP (January 2012-January 2014);
                                                           Director of Human Resources at Spansion, Inc.
                                                           (March 2009-December 2011).
--------------------------------------------------------------------------------------------------------------
 Joseph S. Ruzicka      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1987                                                      Manager Investment Analytics and Data
                                                           (January 2014-January 2015), Senior Associate,
                                                           Investment Analytics and Data (January 2013-
                                                           January 2014), Associate, Investment Analytics and
                                                           Data (January 2012-January 2013), and Investment
                                                           Data Analyst (April 2010-January 2012) for
                                                           Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
 Julie A. Saft          Vice President    Since 2010       Vice President of all the DFA Entities.
 1959
--------------------------------------------------------------------------------------------------------------
 Joel P. Schneider      Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
 1980                                                      Manager (since 2013) for Dimensional Fund
                                                           Advisors LP. Formerly, Investment Associate
                                                           (April 2011-January 2013) for Dimensional Fund
                                                           Advisors LP.
--------------------------------------------------------------------------------------------------------------
 Ashish Shrestha        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1978                                                      Regional Director (September 2009-January 2015)
                                                           for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
 Bruce A. Simmons       Vice President    Since 2009       Vice President of all the DFA Entities.
 1965
--------------------------------------------------------------------------------------------------------------
 Ted R. Simpson         Vice President    Since 2007       Vice President of all the DFA Entities.
 1968
--------------------------------------------------------------------------------------------------------------
 Bhanu P. Singh         Vice President    Since 2014       Vice President of all the DFA Entities. Senior
 1981                                                      Portfolio Manager for Dimensional Fund Advisors LP
                                                           (since January 2015). Formerly, Portfolio Manager
                                                           (January 2012-January 2015) and Investment
                                                           Associate for Dimensional Fund Advisors LP (August
                                                           2010-December 2011).
--------------------------------------------------------------------------------------------------------------
 Bryce D. Skaff         Vice President    Since 2007       Vice President of all the DFA Entities.
 1975
--------------------------------------------------------------------------------------------------------------
 Lukas J. Smart         Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
 1977                                                      Manager of Dimensional Fund Advisors LP (since
                                                           January 2010).
--------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
Andrew D. Smith         Vice President    Since 2011       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------------
Grady M. Smith          Vice President    Since 2004       Vice President of all the DFA Entities and
1956                                                       Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------
Matthew Snider          Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (September 2011-January 2016); Sales Executive,
                                                           Vanguard (May 2008-August 2011).
-----------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth      Vice President    Since 2004       Vice President of all the DFA Entities.
1947
-----------------------------------------------------------------------------------------------------------------
Charlene L. St. John    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1965                                                       Senior Manager for Dimensional Fund Advisors LP
                                                           (September 2014-January 2016); Vice President of
                                                           Marketing, Forward Management/Salient
                                                           (January 2008-February 2014).
-----------------------------------------------------------------------------------------------------------------
Brent M. Stone          Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1971                                                       Project Manager (September 2012-December 2015)
                                                           and Manager, Corporate Systems for Dimensional
                                                           Fund Advisors LP (January 2011-September 2012).
-----------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (April 2010-January 2013).
-----------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1973                                                       Manager, Investment Analytics and Data (2012-
                                                           January 2013) and Research Assistant (2002-2011)
                                                           for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
James J. Taylor         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                       Accounting Manager for Dimensional Fund Advisors
                                                           LP (November 2009-January 2016).
-----------------------------------------------------------------------------------------------------------------
Erik T. Totten          Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                       Regional Director (2010-January 2013) for
                                                           Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
John H. Totten          Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (January 2008-January 2012).
-----------------------------------------------------------------------------------------------------------------
Robert C. Trotter       Vice President    Since 2009       Vice President of all the DFA Entities.
1958
-----------------------------------------------------------------------------------------------------------------
Dave C. Twardowski      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                       Research Associate (June 2011-January 2015) for
                                                           Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Karen E. Umland         Vice President    Since 1997       Vice President of all the DFA Entities, DFA Australia
1966                                                       Limited, Dimensional Fund Advisors Ltd., and
                                                           Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------
Benjamin C. Walker      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (September 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------
Brian J. Walsh          Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                       Manager for Dimensional Fund Advisors LP (since
                                                           2004).
-----------------------------------------------------------------------------------------------------------------
Jessica Walton          Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                       Regional Director (January 2012-January 2015) for
                                                           Dimensional Fund Advisors LP; Director of Marketing
                                                           and Investor Relations for Treaty Oak Capital
                                                           Management (July 2011-October 2011); Vice
                                                           President for Rockspring Capital (October 2010-
                                                           July 2011).
-----------------------------------------------------------------------------------------------------------------
Griffin S. Watkins      Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1985                                                       Regional Director (January 2014-January 2016) and
                                                           Senior Associate (January 2011-December 2013).for
                                                           Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------
Timothy P. Wei          Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1968                                                       Counsel for Dimensional Fund Advisors LP
                                                           (July 2014-January 2016); Assistant General
                                                           Counsel, Teacher Retirement System of Texas
                                                           (October 2008-June 2014).
--------------------------------------------------------------------------------------------------------------
Weston J. Wellington    Vice President    Since 1997       Vice President of all the DFA Entities.
1951
--------------------------------------------------------------------------------------------------------------
Ryan J. Wiley           Vice President    Since 2007       Vice President of all the DFA Entities.
1976
--------------------------------------------------------------------------------------------------------------
Kristina M. Williams    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1975                                                       Client Service Supervisor for Dowling & Yahnke
                                                           (July 2014-January 2016); Head of Operations for
                                                           The Elements Financial Group (January 2013-June
                                                           2014); Head of Operations for Vericimetry Advisors
                                                           LLC (July 2011-December 2012).
--------------------------------------------------------------------------------------------------------------
Jeremy J. Willis        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                       Manager, Client Systems for Dimensional Fund
                                                           Advisors LP (May 2012-January 2016);
                                                           Vice President, Implementations, Citigroup
                                                           (August 2006-October 2011).
--------------------------------------------------------------------------------------------------------------
Stacey E. Winning       Vice President    Since 2015       Vice President of all the DFA Entities. Head of
1981                                                       Global Recruiting and Development (since
                                                           June 2014) for Dimensional Fund Advisors
                                                           LP. Formerly, Senior Manager, Recruiting
                                                           (December 2012-June 2014) for Dimensional Fund
                                                           Advisors LP; Co-Head of Global Recruiting
                                                           (May 2009-November 2012) for Two Sigma
                                                           Investments.
--------------------------------------------------------------------------------------------------------------
Cecelia K. Wong         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1981                                                       Client Service Manager for Dimensional Fund
                                                           Advisors LP (June 2005-January 2016).
--------------------------------------------------------------------------------------------------------------
Craig A. Wright         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                       Accounting Manager for Dimensional Fund Advisors
                                                           LP (November 2011-January 2016); Senior
                                                           Associate, PricewaterhouseCoopers LP (July 2009-
                                                           November 2011).
--------------------------------------------------------------------------------------------------------------
Joseph L. Young         Vice President    Since 2011       Vice President of all the DFA Entities.
1978
--------------------------------------------------------------------------------------------------------------

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 201 to October 31, 2016, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                  QUALIFYING
                                                                                     FOR
                              NET                                                 CORPORATE
                          INVESTMENT    SHORT-TERM     LONG-TERM                  DIVIDENDS   QUALIFYING  FOREIGN   FOREIGN
DFA INVESTMENT              INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL       RECEIVED    DIVIDEND     TAX     SOURCE
DIMENSIONS GROUP INC.    DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION(1) INCOME(2)  CREDIT(3) INCOME(4)
------------------------ ------------- ------------- ------------- ------------- ------------ ---------- --------- ---------
Tax-Managed U.S.
 Marketwide Value
 Portfolio..............       96%          --             4%           100%         100%        100%       --          6%
Tax-Managed U.S. Equity
 Portfolio..............      100%          --            --            100%         100%        100%       --         --
Tax-Managed U.S.
 Targeted Value
 Portfolio..............       25%          --            75%           100%         100%        100%       --         --
Tax-Managed U.S. Small
 Cap Portfolio..........       20%          --            80%           100%         100%        100%       --         --
T.A. U.S. Core Equity 2
 Portfolio..............      100%          --            --            100%         100%        100%       --         --
Tax-Managed DFA
 International Value
 Portfolio..............      100%          --            --            100%         100%        100%        8%       100%
T.A. World ex U.S. Core
 Equity Portfolio.......      100%          --            --            100%         100%        100%        9%       100%

                                    QUALIFYING
                                      SHORT-
                         QUALIFYING    TERM
DFA INVESTMENT            INTEREST   CAPITAL
DIMENSIONS GROUP INC.    INCOME(5)   GAIN(6)
------------------------ ---------- ----------
Tax-Managed U.S.
 Marketwide Value
 Portfolio..............    100%       100%
Tax-Managed U.S. Equity
 Portfolio..............    100%       100%
Tax-Managed U.S.
 Targeted Value
 Portfolio..............    100%       100%
Tax-Managed U.S. Small
 Cap Portfolio..........    100%       100%
T.A. U.S. Core Equity 2
 Portfolio..............    100%       100%
Tax-Managed DFA
 International Value
 Portfolio..............    100%       100%
T.A. World ex U.S. Core
 Equity Portfolio.......    100%       100%

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103116-002A
 [LOGO]                                                              00185757

                      THE DFA SHORT TERM INVESTMENT FUND

                                 ANNUAL REPORT

                          YEAR ENDED OCTOBER 31, 2016

                               TABLE OF CONTENTS

INVESTMENT SUMMARY                                                           1

SCHEDULE OF PORTFOLIO HOLDINGS                                               2

SCHEDULE OF INVESTMENTS                                                      3

STATEMENT OF ASSETS AND LIABILITIES                                          8

STATEMENT OF OPERATIONS                                                      9

STATEMENTS OF CHANGES IN NET ASSETS                                         10

FINANCIAL HIGHLIGHTS                                                        11

NOTES TO FINANCIAL STATEMENTS                                               12

SUPPLEMENTAL INFORMATION                                                    18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                     21

FUND MANAGEMENT                                                             22

                              INVESTMENT SUMMARY

CUMULATIVE PERFORMANCE OF $10,000

                            [GRAPHICS APPEARS HERE]

The graph represents a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark.

AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 10/31/16

                                              1 YEAR 5 YEAR SINCE INCEPTION 7-DAY YIELD
                                              ------ ------ --------------- -----------
THE DFA SHORT TERM INVESTMENT FUND             0.43%  0.19%      0.19%         0.53%

CITIGROUP ONE-MONTH U.S. TREASURY BILL INDEX   0.18%  0.06%      0.07%           --

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Portfolio Holdings
October 31, 2016
--------------------------------------------------------------------------------

The following table indicates the allocation of investments among the asset classes in the Fund as of October 31, 2016:

                                                                     PERCENT OF
SECURITY ALLOCATION                                                  INVESTMENTS
-------------------                                                  -----------
Commercial Paper                                                         50.6%
U.S. Government Agency Securities                                        14.8
Yankee Certificates of Deposit                                           14.7
Repurchase Agreements                                                    12.7
U.S. Treasury Obligations                                                 5.3
Corporate Bonds                                                           1.2
Yankee Bonds                                                              0.7
                                                                        -----
TOTAL INVESTMENTS                                                       100.0%

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments

October 31, 2016
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       Rate  Maturity Face Amount $ Fair Value $
--------------------                       ----  -------- ------------- ------------
CORPORATE BONDS - 1.2%
(r)Apple, Inc.                             0.86% 05/05/17    1,700,000    1,700,530
(r)Chevron Corp.                           0.91% 02/22/17   25,000,000   25,009,500
(r)General Electric Co.                    0.99% 02/15/17    5,000,000    5,002,080
(r)Toyota Motor Credit Corp.               1.01% 02/16/17   75,300,000   75,342,921
(r)Toyota Motor Credit Corp.               1.21% 04/24/17  150,000,000  149,985,600
                                                           -----------  -----------
TOTAL CORPORATE BONDS (Cost $257,022,538)                  257,000,000  257,040,631
                                                           -----------  -----------
YANKEE BONDS - 0.7%
Cooperatieve Rabobank UA                   3.38% 01/19/17   65,000,000   65,331,500
(r)++National Australia Bank Ltd.          1.12% 06/30/17    5,000,000    5,001,105
(r)++Nordea Bank AB                        1.21% 04/04/17   36,755,000   36,779,295
(r)Rabobank Nederland NY                   1.10% 11/23/16   14,000,000   14,003,710
(r)Westpac Banking Corp.                   1.26% 11/25/16   40,250,000   40,259,580
                                                           -----------  -----------
TOTAL YANKEE BONDS (Cost $161,367,618)                     161,005,000  161,375,190
                                                           -----------  -----------
COMMERCIAL PAPER - 50.6%
(y)++Apple, Inc.                           0.35% 11/29/16   70,000,000   69,980,377
(y)++Apple, Inc.                           0.39% 12/12/16   14,520,000   14,513,461
(y)++Apple, Inc.                           0.40% 12/15/16  100,000,000   99,950,625
(y)++Apple, Inc.                           0.40% 12/16/16  100,000,000   99,949,144
(y)++Bank Nederlandse Gemeent              0.45% 11/01/16  250,000,000  249,996,874
(y)++Bank Nederlandse Gemeent              0.48% 11/07/16   45,000,000   44,995,800
(y)++Bank Nederlandse Gemeent              0.53% 11/16/16  100,000,000   99,976,578
(y)++Bank Nederlandse Gemeent              0.56% 11/22/16  100,000,000   99,965,533
(y)++Bank Nederlandse Gemeent              0.66% 12/12/16  200,000,000  199,845,066
(y)++Bank of Nova Scotia                   0.40% 11/02/16   25,000,000   24,999,450
(r)++Bank of Nova Scotia                   0.93% 11/21/16   40,000,000   40,010,960
(r)++Bank of Nova Scotia                   1.24% 05/12/17   25,000,000   25,029,300
(y)Banque et Caisse d'Epargne de l'Etat    0.60% 01/13/17  150,000,000  149,816,541
(y)Banque et Caisse d'Epargne de l'Etat    0.68% 02/06/17  100,000,000   99,814,072
(y)++Caisse des Depots et Con              0.49% 11/02/16  100,000,000   99,997,283
(y)Caterpillar Financial Services Corp.    0.40% 11/15/16   74,000,000   73,987,666
(y)Caterpillar Financial Services Corp.    0.40% 11/16/16   42,250,000   42,242,433
(y)Caterpillar Financial Services Corp.    0.45% 12/07/16   49,665,000   49,642,081
(y)++Chevron Corp.                         0.50% 01/20/17   25,000,000   24,972,156
(y)++Coca-Cola Co.                         0.43% 12/12/16   25,000,000   24,987,575
(y)++Coca-Cola Co.                         0.43% 12/16/16   50,000,000   49,972,272
(r)++Commonwealth Bank of Australia        1.11% 11/21/16   50,000,000   50,018,850
(r)++Commonwealth Bank of Australia        1.06% 03/02/17  100,000,000  100,070,800
(r)++Commonwealth Bank of Australia        1.07% 05/17/17  100,000,000   99,992,800
(r)++Commonwealth Bank of Australia        1.28% 10/12/17  100,000,000  100,050,100
(y)++CPPIB Capital, Inc.                   0.38% 11/03/16   55,000,000   54,998,258
(y)++CPPIB Capital, Inc.                   0.49% 12/13/16  100,000,000   99,941,831
(y)++Emerson Electric Co.                  0.40% 11/14/16   30,000,000   29,995,392
(y)Exxon Mobil Corp.                       0.32% 11/08/16  125,000,000  124,991,055
(y)Exxon Mobil Corp.                       0.49% 01/18/17  125,000,000  124,864,768
(y)GE Capital Treasury LLC                 0.37% 11/10/16   50,000,000   49,994,931
(y)GE Capital Treasury LLC                 0.42% 11/22/16  200,000,000  199,948,912
(y)GE Capital Treasury LLC                 0.48% 12/15/16  100,000,000   99,940,000
(y)GE Capital Treasury LLC                 0.53% 01/05/17   50,000,000   49,951,050
(y)++IBM Corp.                             0.37% 11/16/16  100,000,000   99,983,422
(y)++IBM Corp.                             0.48% 12/27/16  100,000,000   99,924,317
(y)++Koch Resources LLC                    0.40% 11/09/16   75,000,000   74,992,594
(y)++Koch Resources LLC                    0.42% 11/17/16   50,000,000   49,990,154
(y)++Kreditanstalt Fur Wiederaufbau        0.44% 11/09/16  100,000,000   99,989,000
(y)++Kreditanstalt Fur Wiederaufbau        0.67% 01/04/17  100,000,000   99,879,931
(y)++Kreditanstalt Fur Wiederaufbau        0.71% 01/09/17  150,000,000  149,794,376
(y)++Kreditanstalt Fur Wiederaufbau        0.71% 01/10/17  100,000,000   99,859,381
(y)++Kreditanstalt Fur Wiederaufbau        0.79% 01/20/17  192,075,000  191,732,722
(y)++L'Oreal USA, Inc.                     0.41% 11/16/16   53,000,000   52,990,271
(y)++L'Oreal USA, Inc.                     0.42% 11/17/16   29,017,000   29,011,286
(y)++L'Oreal USA, Inc.                     0.43% 11/21/16   39,000,000   38,990,218

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (continued)

October 31, 2016
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                   Rate  Maturity Face Amount $ Fair Value $
--------------------                   ----  -------- ------------- ------------
COMMERCIAL PAPER - 50.6% (CONTINUED)
(y)++Microsoft Corp.                   0.40% 11/16/16   38,000,000   37,993,194
(y)++Microsoft Corp.                   0.46% 12/15/16  250,000,000  249,856,249
(y)++Microsoft Corp.                   0.57% 01/10/17  200,000,000  199,775,956
(y)++Microsoft Corp.                   0.58% 01/12/17   50,000,000   49,941,600
(y)++Microsoft Corp.                   0.66% 02/02/17  100,000,000   99,828,189
(y)++National Australia Bank, Ltd.     0.31% 11/01/16  100,000,000   99,999,150
(y)++National Australia Bank, Ltd.     0.48% 12/12/16  100,000,000   99,943,883
(y)++National Australia Bank, Ltd.     0.50% 12/16/16  100,000,000   99,936,367
(r)++National Australia Bank, Ltd.     1.20% 02/28/17  100,000,000  100,130,500
(r)++National Australia Bank, Ltd.     1.22% 08/04/17   50,000,000   50,067,000
(y)++Nederlandse Waterschaps           0.47% 12/02/16   50,000,000   49,978,978
(y)++Nederlandse Waterschaps           0.48% 12/09/16  175,000,000  174,908,620
(y)++Nestle Capital Corp.              0.41% 12/01/16   25,000,000   24,991,152
(y)++Nestle Capital Corp.              0.44% 12/09/16   50,000,000   49,976,221
(y)Nestle Finance International, Ltd.  0.43% 12/06/16  100,000,000   99,957,200
(y)Nestle Finance International, Ltd.  0.44% 12/08/16  100,000,000   99,954,083
(y)Nestle Finance International, Ltd.  0.57% 01/18/17  100,000,000   99,874,039
(y)++Nordea Bank AB                    0.55% 12/05/16   50,000,000   49,973,507
(y)++Nordea Bank AB                    0.58% 12/16/16  100,000,000   99,926,144
(y)++Novartis Finance Corp.            0.38% 11/02/16   12,800,000   12,799,732
(y)++Novartis Finance Corp.            0.46% 12/02/16   55,000,000   54,977,693
(y)++Novartis Finance Corp.            0.49% 12/16/16   20,000,000   19,987,401
(y)++NRW.Bank                          0.55% 11/03/16  200,000,000  199,990,883
(y)++NRW.Bank                          0.57% 11/09/16  100,000,000   99,985,850
(y)++NRW.Bank                          0.59% 11/15/16  200,000,000  199,951,250
(y)++NRW.Bank                          0.64% 12/02/16  100,000,000   99,943,200
(y)Oesterreich Kontrollbank            0.39% 11/07/16  122,000,000  121,990,749
(y)Oesterreich Kontrollbank            0.41% 11/15/16  100,000,000   99,982,917
(y)PACCAR Financial Corp.              0.52% 12/16/16   15,100,000   15,089,909
(y)++PepsiCo, Inc.                     0.38% 11/10/16   50,000,000   49,994,792
(y)++Pfizer, Inc.                      0.42% 12/05/16  100,000,000   99,959,458
(y)++Pfizer, Inc.                      0.61% 01/26/17   36,779,000   36,725,048
(y)++Pfizer, Inc.                      0.66% 02/17/17   50,000,000   49,900,386
(y)++Procter & Gamble Co.              0.42% 12/09/16   79,900,000   79,863,472
(y)Province of British Columbia        0.41% 12/02/16   20,200,000   20,192,584
(y)++Province of Quebec                0.39% 11/08/16  100,000,000   99,991,289
(y)++Province of Quebec                0.47% 12/02/16  100,000,000   99,957,956
(y)++Province of Quebec                0.48% 12/08/16  100,000,000   99,949,228
(y)++Province of Quebec                0.49% 12/16/16  125,000,000  124,921,258
(y)++Province of Quebec                0.51% 12/21/16  100,000,000   99,928,317
(y)++Province of Quebec                0.51% 12/22/16  125,000,000  124,908,098
(y)++PSP Capital, Inc.                 0.40% 11/10/16   45,960,000   45,954,932
(y)++PSP Capital, Inc.                 0.49% 12/14/16   50,000,000   49,970,117
(y)++PSP Capital, Inc.                 0.50% 12/19/16   50,000,000   49,965,904
(y)++PSP Capital, Inc.                 0.66% 01/26/17   25,000,000   24,960,367
(y)++Qualcomm, Inc.                    0.40% 11/09/16   78,000,000   77,992,298
(y)++Qualcomm, Inc.                    0.42% 11/17/16   35,000,000   34,993,108
(y)++Qualcomm, Inc.                    0.43% 11/22/16   22,000,000   21,994,165
(y)++Qualcomm, Inc.                    0.48% 12/06/16   38,500,000   38,481,597
(y)Queensland Treasury Corp.           0.50% 12/09/16  100,000,000   99,945,508
(y)Queensland Treasury Corp.           0.54% 12/21/16  100,000,000   99,923,642
(y)++Roche Holdings, Inc.              0.38% 11/01/16   50,000,000   49,999,479
(y)++Roche Holdings, Inc.              0.38% 11/03/16   25,000,000   24,999,208
(y)++Roche Holdings, Inc.              0.38% 11/04/16   25,000,000   24,998,939
(y)++Roche Holdings, Inc.              0.48% 12/07/16   30,000,000   29,985,231
(y)++Roche Holdings, Inc.              0.48% 12/09/16   50,000,000   49,973,892
(y)++Sanofi-Aventis                    0.37% 11/14/16  100,000,000   99,985,806
(y)++Sanofi-Aventis                    0.46% 12/22/16   10,320,000   10,313,173
(y)++Siemens Capital Co. LLC           0.41% 11/15/16  275,000,000  274,953,021
(y)++Simon Property GRP, LP            0.51% 12/06/16   31,500,000   31,483,998
(y)++Svenska Handelsbank, Inc.         0.40% 11/02/16  100,000,000   99,997,789
(y)++Svenska Handelsbank, Inc.         0.55% 12/09/16  100,000,000   99,940,850

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (continued)

October 31, 2016
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                           Rate  Maturity Face Amount $   Fair Value $
--------------------                           ----  -------- -------------- --------------
COMMERCIAL PAPER - 50.6% (CONTINUED)
(y)++Svenska Handelsbank, Inc.                 0.59% 12/21/16    100,000,000     99,915,850
(y)++Svenska Handelsbank, Inc.                 0.74% 01/18/17     71,750,000     71,634,431
(y)Swedbank                                    0.31% 11/02/16    200,000,000    199,996,599
(y)Swedbank                                    0.31% 11/04/16    100,000,000     99,996,522
(y)Swedbank                                    0.43% 12/08/16    100,000,000     99,954,928
(y)Swedbank                                    0.76% 02/22/17     44,000,000     43,894,943
(y)++Total Capital Canada, Ltd.                0.42% 11/18/16     14,700,000     14,696,913
(y)++Total Capital Canada, Ltd.                0.49% 12/14/16     70,000,000     69,958,163
(y)++Total Capital Canada, Ltd.                0.49% 12/16/16     25,000,000     24,984,252
(y)++Total Capital Canada, Ltd.                0.50% 12/19/16    220,430,000    220,279,683
(y)++Total Capital Canada, Ltd.                0.56% 01/06/17     49,650,000     49,597,976
(y)++Total Capital Canada, Ltd.                0.59% 01/12/17    200,000,000    199,760,316
(y)Toyota Motor Credit Corp.                   0.29% 11/07/16     50,000,000     49,997,152
(y)Toyota Motor Credit Corp.                   0.47% 12/14/16    100,000,000     99,943,167
(y)Toyota Motor Credit Corp.                   0.52% 12/21/16    100,000,000     99,926,617
(y)Toyota Motor Credit Corp.                   0.71% 01/24/17     75,000,000     74,874,802
(y)Toyota Motor Credit Corp.                   0.72% 01/26/17    100,000,000     99,826,967
(y)++United Overseas Bank                      0.49% 11/08/16    100,000,000     99,989,222
(y)++Wal-Mart Stores, Inc.                     0.33% 11/07/16     40,000,000     39,997,433
(y)++Westpac Banking Corp.                     0.45% 11/16/16     82,300,000     82,283,394
                                                              -------------- --------------
TOTAL COMMERCIAL PAPER (Cost $10,885,339,379)                 10,892,416,000 10,886,867,522
                                                              -------------- --------------
YANKEE CERTIFICATES OF DEPOSIT - 14.7%
(r)Bank of Montreal                            1.18% 02/24/17    100,000,000    100,124,700
(r)Bank of Montreal                            1.14% 05/02/17     25,000,000     25,024,000
(r)Bank of Montreal                            1.19% 05/09/17    120,000,000    120,126,720
(r)Bank of Montreal                            1.23% 06/07/17     40,000,000     40,041,280
(r)Bank of Montreal                            1.33% 07/25/17    100,000,000    100,137,500
(r)Bank of Nova Scotia                         1.05% 03/03/17    100,000,000    100,067,700
(r)Bank of Nova Scotia                         1.27% 04/12/17    125,000,000    125,176,249
(r)Bank of Nova Scotia                         1.24% 06/09/17     90,000,000     90,098,730
(r)Bank of Nova Scotia                         1.33% 07/20/17    100,000,000    100,138,500
(r)Bank of Nova Scotia                         1.28% 09/27/17    100,000,000    100,075,800
(r)Bank of Nova Scotia                         1.29% 10/06/17     50,000,000     50,034,000
(r)Canadian Imp BK Comm NY                     0.94% 12/27/16     50,000,000     50,026,100
(r)Canadian Imp BK Comm NY                     0.97% 01/23/17    100,000,000    100,063,000
(r)Canadian Imp BK Comm NY                     1.19% 05/23/17      9,150,000      9,158,052
(r)Nordea Bank Finland NY                      1.04% 04/13/17     50,000,000     50,015,800
(r)Nordea Bank Finland NY                      1.23% 05/26/17    100,000,000    100,104,600
(r)Nordea Bank Finland NY                      1.23% 06/07/17    100,000,000    100,103,200
(r)Nordea Bank Finland NY                      1.25% 06/13/17     20,000,000     20,020,760
(r)Nordea Bank Finland NY                      1.27% 08/18/17     75,000,000     75,097,950
(r)Rabobank Nederland NY                       1.05% 05/22/17     50,000,000     50,012,650
(r)Rabobank Nederland NY                       1.03% 06/13/17     50,000,000     49,999,550
(r)Rabobank Nederland NY                       1.30% 08/16/17     50,000,000     50,105,800
(r)Rabobank Nederland NY                       1.32% 09/18/17     50,000,000     50,086,100
(r)Royal Bank of Canada NY                     0.97% 12/02/16     50,000,000     50,020,700
(r)Royal Bank of Canada NY                     1.12% 12/16/16    100,000,000    100,071,700
(r)Royal Bank of Canada NY                     1.04% 03/28/17    100,000,000    100,062,800
(r)Royal Bank of Canada NY                     1.10% 06/29/17     75,000,000     74,989,425
(r)Royal Bank of Canada NY                     1.34% 07/28/17    100,000,000    100,137,900
(r)Royal Bank of Canada NY                     1.27% 10/05/17    100,000,000    100,048,600
(r)Svenska Handelsbanken NY                    1.11% 02/17/17    100,000,000    100,097,700
(r)Svenska Handelsbanken NY                    1.25% 08/01/17    100,000,000    100,074,000
Swedbank                                       0.41% 11/03/16     50,000,000     50,000,417
(r)Toronto Dominion Bank NY                    0.80% 11/04/16     50,000,000     50,002,250
(r)Toronto Dominion Bank NY                    1.19% 03/02/17    100,000,000    100,125,200
(r)Toronto Dominion Bank NY                    1.04% 03/28/17     50,000,000     50,032,000
(r)Toronto Dominion Bank NY                    1.21% 04/06/17     95,000,000     95,121,600
(r)Toronto Dominion Bank NY                    1.22% 05/23/17     70,000,000     70,073,430
(r)Toronto Dominion Bank NY                    1.32% 07/12/17    100,000,000    100,137,800
(r)Toronto Dominion Bank NY                    1.31% 08/22/17     65,000,000     65,104,910
(r)Westpac Banking Corp.                       1.00% 12/28/16     50,000,000     50,031,850

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (continued)

October 31, 2016
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                                           Rate  Maturity Face Amount $ Fair Value $
--------------------                                                           ----  -------- ------------- -------------
YANKEE CERTIFICATES OF DEPOSIT - 14.7%
(CONTINUED)
(r)Westpac Banking Corp.                                                       1.15% 02/06/17    72,500,000    72,593,743
(r)Westpac Banking Corp.                                                       1.05% 03/20/17    76,000,000    76,048,944
                                                                                              ------------- -------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $3,157,692,640)                                    3,157,650,000 3,160,613,710
                                                                                              ------------- -------------
U.S. GOVERNMENT AGENCY SECURITIES - 14.8%
(y)Federal Home Loan Bank                                                      0.11% 11/02/16   150,000,000   149,999,100
(y)Federal Home Loan Bank                                                      0.13% 11/03/16   100,000,000    99,998,900
(y)Federal Home Loan Bank                                                      0.15% 11/04/16   104,000,000   103,998,232
(y)Federal Home Loan Bank                                                      0.17% 11/07/16   100,000,000    99,996,700
(y)Federal Home Loan Bank                                                      0.18% 11/08/16    50,000,000    49,998,050
(y)Federal Home Loan Bank                                                      0.18% 11/09/16   100,000,000    99,995,600
(y)Federal Home Loan Bank                                                      0.18% 11/10/16   100,000,000    99,995,000
(y)Federal Home Loan Bank                                                      0.19% 11/14/16   100,000,000    99,992,800
(y)Federal Home Loan Bank                                                      0.19% 11/16/16   100,000,000    99,991,700
(y)Federal Home Loan Bank                                                      0.19% 11/18/16   150,000,000   149,985,900
(y)Federal Home Loan Bank                                                      0.19% 11/22/16   125,000,000   124,985,375
(y)Federal Home Loan Bank                                                      0.19% 11/23/16   100,000,000    99,987,800
(y)Federal Home Loan Bank                                                      0.19% 11/25/16   100,000,000    99,986,700
(y)Federal Home Loan Bank                                                      0.19% 11/30/16    50,000,000    49,991,950
(y)Federal Home Loan Bank                                                      0.20% 12/02/16   100,000,000    99,981,900
(y)Federal Home Loan Bank                                                      0.20% 12/07/16   100,000,000    99,979,000
(y)Federal Home Loan Bank                                                      0.20% 12/09/16   100,000,000    99,977,800
(y)Federal Home Loan Bank                                                      0.20% 12/12/16    50,000,000    49,988,050
(y)Federal Home Loan Bank                                                      0.21% 12/14/16    42,000,000    41,989,458
(y)Federal Home Loan Bank                                                      0.21% 12/15/16   100,000,000    99,974,300
(y)Federal Home Loan Bank                                                      0.21% 12/16/16   100,000,000    99,973,700
(y)Federal Home Loan Bank                                                      0.21% 12/21/16   100,000,000    99,970,800
(y)Federal Home Loan Bank                                                      0.21% 12/23/16    50,000,000    49,984,850
(y)Federal Home Loan Bank                                                      0.21% 12/28/16   100,000,000    99,966,700
(y)Federal Home Loan Bank                                                      0.32% 01/04/17   100,000,000    99,943,100
(y)Federal Home Loan Bank                                                      0.32% 01/05/17   100,000,000    99,942,200
(y)Federal Home Loan Bank                                                      0.32% 01/06/17   100,000,000    99,941,300
(y)Federal Home Loan Bank                                                      0.32% 01/11/17   100,000,000    99,936,900
(y)Federal Home Loan Bank                                                      0.32% 01/13/17   100,000,000    99,935,100
(y)Federal Home Loan Bank                                                      0.32% 01/18/17   100,000,000    99,930,700
(y)Federal Home Loan Bank                                                      0.32% 01/20/17   100,000,000    99,928,900
(y)Federal Home Loan Bank                                                      0.32% 01/25/17   100,000,000    99,924,400
(y)Federal Home Loan Bank                                                      0.32% 01/27/17    75,000,000    74,942,025
(y)Federal Home Loan Mortgage Corp.                                            0.18% 11/08/16    50,000,000    49,998,050
                                                                                              ------------- -------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
  (Cost $3,194,890,921)                                                                       3,196,000,000 3,195,113,040
                                                                                              ------------- -------------
REPURCHASE AGREEMENTS - 12.7%
Bank of America Corp. (Purchased on 10/31/2016, Proceeds at maturity
  $150,001,292, collateralized by U.S. Treasury Securities, 0.13% - 2.25%,
  1/15/2023 - 11/15/2024, market value $153,000,093)                           0.31% 11/01/16   150,000,000   150,000,000
Barclays Capital Inc. (Purchased on 10/31/2016, Proceeds at maturity
  $800,007,111, collateralized by U.S. Treasury Securities, 0.00% - 7.63%,
  2/2/2017 - 8/15/2023, market value $816,000,023)                             0.32% 11/01/16   800,000,000   800,000,000
Goldman Sachs & Co. (Purchased on 10/31/2016, Proceeds at maturity
  $200,001,778, collateralized by U.S. Government Agency Backed Securities,
  3.00% - 4.50%, 9/20/2040 - 10/20/2046, market value $204,000,001)            0.32% 11/01/16   200,000,000   200,000,000
HSBC Securities (USA), Inc. (Purchased on 10/31/2016, Proceeds at maturity
  $200,001,556, collateralized by U.S. Treasury Securities, 0.63%, 1/15/2026,
  market value $204,001,511)                                                   0.28% 11/01/16   200,000,000   200,000,000
JPMorgan Securities (Purchased on 10/31/2016, Proceeds at maturity
  $400,003,556, collateralized by U.S. Government Agency Backed Securities,
  0.00% - 4.60%, 11/10/2016 - 7/15/2026, market value $408,002,347)            0.32% 11/01/16   400,000,000   400,000,000

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (concluded)

October 31, 2016
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                                         Rate  Maturity Face Amount $  Fair Value $
--------------------                                                         ----  -------- ------------- ---------------
REPURCHASE AGREEMENTS - 12.7% (CONTINUED)
Mizuho Securities USA, Inc. (Purchased on 10/31/2016, Proceeds at maturity
  $250,002,361, collateralized by U.S. Treasury Securities, 0.00% - 0.88%,
  2/9/2017 - 7/31/2019, market value $255,000,016)                           0.34% 11/01/16   250,000,000     250,000,000
RBC Capital Markets (Purchased on 10/31/2016, Proceeds at maturity
  $125,001,007, collateralized by U.S. Treasury Securities, 0.00% - 8.75%,
  4/27/2017 - 5/15/2025, market value $127,500,095)                          0.29% 11/01/16   125,000,000     125,000,000
Toronto Dominion (USA) LLC (Purchased on 10/31/2016, Proceeds at maturity
  $600,005,333, collateralized by U.S. Government Agency Backed Securities,
  0.00% - 5.50%, 11/1/2016 - 9/24/2026, market value $612,000,028)           0.32% 11/01/16   600,000,000     600,000,000
                                                                                            ------------- ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $2,725,000,000)                                           2,725,000,000   2,725,000,000
                                                                                            ------------- ---------------
U.S. TREASURY OBLIGATIONS - 5.3%
(y)U.S. Treasury Bill                                                        0.17% 11/17/16   100,000,000      99,992,100
(y)U.S. Treasury Bill                                                        0.16% 12/01/16   100,000,000      99,985,900
(y)U.S. Treasury Bill                                                        0.23% 12/22/16   100,000,000      99,966,800
(y)U.S. Treasury Bill                                                        0.34% 02/02/17   100,000,000      99,910,600
(y)U.S. Treasury Bill                                                        0.33% 02/16/17   100,000,000      99,902,200
(y)U.S. Treasury Bill                                                        0.33% 02/23/17   100,000,000      99,894,900
(y)U.S. Treasury Bill                                                        0.35% 03/02/17   100,000,000      99,881,900
(y)U.S. Treasury Bill                                                        0.36% 03/09/17   100,000,000      99,871,800
(y)U.S. Treasury Bill                                                        0.37% 03/16/17   100,000,000      99,860,100
(y)U.S. Treasury Bill                                                        0.45% 04/13/17   100,000,000      99,796,600
(y)U.S. Treasury Bill                                                        0.47% 04/20/17   150,000,000     149,669,250
                                                                                            ------------- ---------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,148,537,540)                                       1,150,000,000   1,148,732,150
                                                                                            ------------- ---------------
TOTAL INVESTMENTS (Cost $21,529,850,636) - 100.0%                                                         $21,534,742,243
                                                                                                          ===============

AB--Aktiebolag (Swedish Stock Company)
LLC--Limited Liability Co.
LP--Limited Partnership
NY--New York Shares

++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at October 31, 2016 was $8,238,132,085 which represented 38.3% of the total investments of the Fund.
(r) The adjustable/variable rate shown is effective as of October 31, 2016.
(y) The rate shown is the effective yield.

Summary of inputs used to value the Fund's investments as of October 31, 2016 is as follows (See Security Valuation Note):

                                          LEVEL 1       LEVEL 2       LEVEL 3
                                        INVESTMENTS   INVESTMENTS   INVESTMENTS
                                            IN            IN            IN
                                        SECURITIES    SECURITIES    SECURITIES
                                        ----------- --------------- -----------
 THE DFA SHORT TERM INVESTMENT FUND
    Corporate Bonds                      $      --  $   257,040,631  $      --
    Yankee Bonds                                --      161,375,190         --
    Commercial Paper                            --   10,886,867,522         --
    Yankee Certificates of Deposit              --    3,160,613,710         --
    U.S. Government Agency Securities           --    3,195,113,040         --
    Repurchase Agreements                       --    2,725,000,000         --
    U.S. Treasury Obligations                   --    1,148,732,150         --
                                         ---------  ---------------  ---------
        Total Investments                $      --  $21,534,742,243  $      --
                                         =========  ===============  =========

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2016

ASSETS:
Investments, at value                                                                $18,809,742,243
Repurchase agreements, at value                                                        2,725,000,000
                                                                                     ---------------
   Total Investments                                                                  21,534,742,243
                                                                                     ---------------
Cash                                                                                     904,969,341
Interest receivable                                                                        5,484,642
                                                                                     ---------------
   Total Assets                                                                       22,445,196,226
                                                                                     ---------------
LIABILITIES:
Distributions payable                                                                     10,782,427
Accrued expenses and other payables:
   Investment Management Fees                                                                993,347
   Director/Trustee Fees                                                                     398,710
   Administration and Transfer Agent Fees                                                     25,468
   Professional Fees                                                                          49,953
   CCO Fees                                                                                    2,011
   Other Expenses                                                                            130,791
                                                                                     ---------------
       Total Liabilities                                                                  12,382,707
                                                                                     ---------------
Net Assets                                                                           $22,432,813,519
                                                                                     ===============
NET ASSETS CONSIST OF:
Capital                                                                              $22,427,938,361
Accumulated Net Investment Loss                                                              (35,863)
Accumulated Net Realized Gains from Investment Transactions                                   19,414
Net Unrealized Appreciation on Investments                                                 4,891,607
                                                                                     ---------------
NET ASSETS                                                                           $22,432,813,519
                                                                                     ===============
Shares of Beneficial Interest (Unlimited Number of Shares Authorized, No Par value)    1,938,477,270
                                                                                     ===============
Net Asset Value (Offering and Redemption Price Per Share)                                    11.5723/(a)/
                                                                                     ===============
Investments at cost                                                                  $21,529,850,636

/(a)/ Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF OPERATIONS

OCTOBER 31, 2016

INVESTMENT INCOME:
Interest                                                            $102,443,454
                                                                    ------------
   Total Investment Income                                           102,443,454
                                                                    ------------
EXPENSES:
Investment Management Fees                                            11,078,951
Administration and Transfer Agent Fees                                 1,550,349
Professional Fees                                                        217,584
Director/Trustee Fees                                                     96,287
CCO Fees                                                                  24,645
Other Expenses                                                           548,325
                                                                    ------------
   Total Expenses Before Fee Reductions                               13,516,141
                                                                    ------------
Fees Paid Indirectly                                                  (1,475,925)
                                                                    ------------
   Net Expenses                                                       12,040,216
                                                                    ------------
Net Investment Income                                                 90,403,238
                                                                    ------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net Realized Gains from Investment Transactions                           22,440
Net Change in Unrealized Appreciation on Investments                   4,830,003
                                                                    ------------
Net Realized and Unrealized Gains from Investments                     4,852,443
                                                                    ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 95,255,681
                                                                    ============

THE DFA SHORT TERM INVESTMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                             FOR THE YEAR ENDED FOR THE YEAR ENDED
                                                              OCTOBER 31, 2016   OCTOBER 31, 2015
                                                             ------------------ ------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net Investment Income                                     $      90,403,238  $      26,553,100
   Net Realized Gains from Investment Transactions                      22,440            112,826
   Net Change in Unrealized Appreciation on Investments              4,830,003            135,213
                                                             -----------------  -----------------
   Change in net assets resulting from operations                   95,255,681         26,801,139
                                                             -----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                           (90,469,339)       (26,578,328)
   Net Realized Gain                                                  (116,140)          (271,610)
                                                             -----------------  -----------------
   Change in Net Assets from Distributions to Shareholders         (90,585,479)       (26,849,938)
                                                             -----------------  -----------------
CAPITAL TRANSACTIONS:
   Proceeds from Shares Issued                                 101,244,735,044    101,728,152,398
   Dividends Reinvested                                                    623              1,618
   Cost of Shares Redeemed                                    (102,047,247,025)  (102,841,116,699)
                                                             -----------------  -----------------
   Change in Net Assets from Capital Transactions                 (802,511,358)    (1,112,962,683)
                                                             -----------------  -----------------
Change in Net Assets                                              (797,841,156)    (1,113,011,482)
NET ASSETS:
Beginning of Period                                             23,230,654,675     24,343,666,157
                                                             -----------------  -----------------
End of Period                                                $  22,432,813,519  $  23,230,654,675
                                                             =================  =================
Accumulated Net Investment Income (Loss)                     $         (35,863) $          30,238
                                                             =================  =================
SHARES TRANSACTIONS:
   Shares Issued                                                 8,750,547,594      8,792,407,295
   Reinvested                                                               54                140
   Shares Redeemed                                              (8,819,887,986)    (8,888,601,270)
                                                             -----------------  -----------------
Change in Shares                                                   (69,340,338)       (96,193,835)
                                                             =================  =================

THE DFA SHORT TERM INVESTMENT FUND

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                 FOR THE             FOR THE             FOR THE             FOR THE              FOR THE
                                YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                           OCTOBER 31, 2016/(a)/ OCTOBER 31, 2015    OCTOBER 31, 2014    OCTOBER 31, 2013    OCTOBER 31, 2012 +
                           --------------------  ----------------    ----------------    ----------------    ------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD          $   11.5700         $     11.57         $     11.57         $     11.57          $     11.57
                               -----------         -----------         -----------         -----------          -----------
INVESTMENT ACTIVITIES:
   Net Investment Income            0.0472                0.01                0.01                0.01                 0.02
   Net Realized and
     Unrealized Gains on
     Investments                    0.0024                  -- /(b)/            -- /(b)/            -- /(b)/             -- /(b)/
                               -----------         -----------         -----------         -----------          -----------
Total from Investment
  Activities                        0.0496                0.01                0.01                0.01                 0.02
                               -----------         -----------         -----------         -----------          -----------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
   Net Investment Income           (0.0472)              (0.01)              (0.01)              (0.01)               (0.02)
   Net Realized Gains              (0.0001)                 -- /(b)/            -- /(b)/            -- /(b)/             -- /(b)/
                               -----------         -----------         -----------         -----------          -----------
TOTAL DISTRIBUTIONS                (0.0473)              (0.01)              (0.01)              (0.01)               (0.02)
                               -----------         -----------         -----------         -----------          -----------
Net Asset Value, End of
  Period                       $   11.5723         $     11.57         $     11.57         $     11.57          $     11.57
                               ===========         ===========         ===========         ===========          ===========
Total Return                          0.43%               0.11%               0.08%               0.13%                0.21%

SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD
  (000'S)                      $22,432,814         $23,230,655         $24,343,666         $19,492,456          $14,443,787

Ratios to Average Net
  Assets:
Net Investment Income                 0.41%               0.11%               0.08%               0.12%                0.21%
Gross Expenses                        0.06%               0.06%               0.06%               0.06%                0.06%
Net Expenses/(c)/                     0.05%               0.06%               0.06%               0.06%                0.06%

+ As described in Note H, amounts have been adjusted for a 1-for-11.57 reverse share split that occurred on May 7, 2012
(a) As a result of the SEC's rules on money market reform, the financial highlight values are now presented to 4 digits beginning in 2016.
(b) Amount less than $0.005.
(c) Ratio as disclosed reflects the impact of custody fee credits earned by the fund on cash balances.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements
October 31, 2016

A. ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust consists of eleven series one of which, The DFA Short Term Investment Fund (the "Fund"), is included in this report. The remaining series are presented in separate reports. The Fund is an investment company and, accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services - Investment Companies."

The investment objective of the Fund is to seek to provide a high level of current income consistent with liquidity and the preservation of capital. As a money market fund, the Fund will pursue its investment objective by investing in U.S. dollar-denominated short-term debt securities that meet the strict standards established by the Board of Trustees of the Trust (the "Board"), which are in accordance with Rule 2a-7 under the 1940 Act.

The Board is responsible for establishing the Trust's policies and for overseeing the management of the Trust. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. SECURITY VALUATION - The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1  -   inputs are quoted prices in active markets for identical
               securities
.. Level 2  -   other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
.. Level 3  -   significant unobservable inputs (including the Fund's own
               assumptions in determining the fair value of investments)

The securities held by the Fund are valued at market value or fair value in accordance with procedures adopted by the Board. Debt securities are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. These valuations are generally categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. During the year ended October 31, 2016, only securities classified as Level 2 in the fair value hierarchy were held by the Fund.

A summary of the inputs used to value the Fund's investments is disclosed previously in this Note. A valuation hierarchy table has been provided below. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (continued)
October 31, 2016


For the year ended October 31, 2016, there were no transfers between Level 1 and Level 2, and no Level 3 investments were held by the Fund.

When determining the fair value of the Fund's investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

The following table provides the fair value measurements of the Fund's investments by level within the fair value hierarchy as of October 31, 2016:

                                          LEVEL 1        LEVEL 2        LEVEL 3
                                        INVESTMENTS    INVESTMENTS    INVESTMENTS
                                       IN SECURITIES  IN SECURITIES  IN SECURITIES
THE DFA SHORT TERM INVESTMENT FUND     ------------- --------------- -------------
   Corporate Bonds                       $      --   $   257,040,631   $      --
   Yankee Bonds                                 --       161,375,190          --
   Commercial Paper                             --    10,886,867,522          --
   Yankee Certificates of Deposit               --     3,160,613,710          --
   U.S. Government Agency Securities            --     3,195,113,040          --
   Repurchase Agreements                        --     2,725,000,000          --
   U.S. Treasury Obligations                    --     1,148,732,150          --
                                         ---------   ---------------   ---------
       Total Investments                 $      --   $21,534,742,243   $      --
                                         =========   ===============   =========

2. DEFERRED COMPENSATION PLAN - Each eligible trustee (each a "Trustee" and collectively, the "Trustees") of the Trust may elect to participate in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Director/Trustee' Fees.

Each Trustee has the option to receive his/her distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

At October 31, 2016, the Fund's total liability of $396,456 for deferred compensation to Trustees is included in "Director/Trustee Fees" payable on the Statement of Assets and Liabilities.

3. SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund generally declares distributions from net investment income on a daily basis and pays dividends monthly. Any capital gains are distributed at least annually. The Fund does not expect to realize any long-term capital gains and losses. Interest income is recognized on an accrual basis and includes amortization or accretion of a premia or discount using the straight-line method. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premia during the respective holding period.

4. ALLOCATIONS - The Trust bears all of its own fees, expenses, charges, assessments, taxes, and other costs incurred in its operations, whether incurred directly by the Trust or by Dimensional Fund Advisors LP, the Fund's investment adviser

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (continued)
October 31, 2016

(the "Advisor"), on its behalf. Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated among the respective portfolios in the Trust on the basis of their relative net assets.

C. FEDERAL INCOME TAXES

The Fund is classified as a regulated investment company for tax purposes. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains that the Fund distributes to shareholders.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S federal income tax regulation, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary (e.g., wash sale losses) or permanent (e.g., reclassification of certain gain/loss and distributions) in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. There were no permanent differences as of October 31, 2016 attributable to distribution redesignations.

As of October 31, 2016, the tax cost of securities and the breakdown of unrealized appreciation and depreciation of securities for federal income tax purposes are as follows:

                                                                                   Net
                                                                                Unrealized
                                      Tax Cost of    Unrealized   Unrealized  Appreciation /
                                      Securities    Appreciation Depreciation (Depreciation)
                                    --------------- ------------ ------------ --------------
The DFA Short Term Investment Fund  $21,530,343,089  $4,491,044    $(91,890)    $4,399,154

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable to the amortization of organizational costs and deferred compensation.

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The tax character of distributions paid to shareholders during the years ended October 31, 2016 and October 31, 2015 were as follows:

                                                  Distributions Paid From
                                         ------------------------------------------
                                                                          Total
                                         Net Investment Net Long-Term Distributions
                                             Income     Capital Gains     Paid
                                         -------------- ------------- -------------
The DFA Short Term Investment Fund
2016                                      $82,921,419      $2,002      $82,923,422
2015                                       25,237,522          --       25,237,522

As of October 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                             Undistributed
                                    -------------------------------
                                                 Long-                                                           Total
                                                 Term                             Accumulated    Unrealized   Accumulated
                                     Ordinary   Capital Accumulated Distributions Capital and   Appreciation   Earnings
                                      Income     Gains   Earnings      Payable    Other Losses (Depreciation)  (Deficit)
                                    ----------- ------- ----------- ------------- ------------ -------------- -----------
The DFA Short Term Investment Fund  $11,257,446  $985   $11,258,431 $(10,782,427)    $   --      $4,399,154   $4,875,158

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (continued)
October 31, 2016


D. FINANCIAL INSTRUMENTS

REPURCHASE AGREEMENTS - The Fund may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Repurchase agreements ("RA") permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty's bankruptcy or insolvency. Pursuant to the terms of the RA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund's obligation under bankruptcy law to return the excess to the counterparty.

E. RELATED PARTY TRANSACTIONS

INVESTMENT MANAGER - Dimensional Fund Advisors LP (the "Advisor" or "DFA") serves as investment advisor to the Fund. Pursuant to an investment management agreement with the Trust with respect to the Fund (the "Investment Management Agreement"), the Advisor manages the investment and reinvestment of the Fund's assets. DFA has served as the Fund's investment advisor since the Fund's commencement of operations. Pursuant to the terms of the Investment Management Agreement, the Advisor receives a management fee calculated daily and payable monthly from the Fund at an annual rate of 0.05% of the average daily net assets.

FEES PAID TO OFFICERS AND TRUSTEES - Certain Officers and Directors of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. Amounts paid to the Trust's CCO are reflected on the Statement of Operations as "CCO fees".

ADMINISTRATOR AND CUSTODIAN - Citi Fund Services Ohio, Inc. serves as the Administrator, and Citibank, N.A. serves as the Custodian of the Fund. Pursuant to the terms of the Master Services Agreement, the Administrator receives a fee payable monthly from the Fund at an annual rate of 0.0065% of the average daily net assets.

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly." Custody fees are reported gross of such credits.

At October 31, 2016, the following number of shareholders held the approximate percentage of the stated Portfolio's outstanding shares.

                                             Number of   Approximate Percentage
                                            Shareholders of Outstanding Shares
                                            ------------ ----------------------
The DFA Short Term Investment Fund               6                 45%

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (continued)
October 31, 2016


F. INTEREST RATE AND CREDIT RISKS

The Fund invests primarily in money market instruments maturing in 397 days or less and which are considered Eligible Securities (as defined in Rule 2a-7 under the 1940 Act). The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured line of credit with its custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 7, 2017. There were no borrowings by the Fund under this line of credit during the year ended October 31, 2016.

Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objective and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Fund did not utilize the interfund lending program during the year ended October 31, 2016.

H. REVERSE SHARE SPLIT

On May 7, 2012, upon approval of the Board and consent of the shareholders, the Fund no longer sought to maintain a stable net asset value of $1.00 per share and, instead, adopted a floating net asset value per share. To accomplish the change from a stable net asset value fund to a floating net asset value fund, on May 7, 2012, the Fund underwent a 1-for-11.57 reverse share split. The effect of the reverse share split transaction was to divide the number of outstanding shares of the Fund by the reverse split factor, with a corresponding increase in the net asset value per share. This transaction did not change the net assets of the Fund or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to show the effect of the reverse share split. Additionally, when the application of the reverse share split results in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, will reflect payments of fractional share balances on beneficial shareholder accounts.

I. MONEY MARKET REFORM

In July 2014 and September 2015, the Securities and Exchange Commission ("SEC") issued final rules that alter and increase the regulations to which money market funds, including the Fund, are subject. The SEC's new rules had varying implementation dates, ranging from July 2015 to October 2016 and were intended to give investors additional protection during rare periods of market stress, when redemptions in some money market mutual funds may increase significantly. The new rules replaced much of the current Rule 2a-7 and significantly increased the data reporting requirements to the SEC. The new rules allowed money market funds to suspend redemptions and allowed (and will, under certain circumstances, require) money market funds to impose fees on redemptions in times of market stress. Among other things, the new rules also

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (continued)
October 31, 2016

removed references to credit ratings of securities held by a money market fund, adopted a uniform standard to define an "eligible security" as a security that has been determined to present minimal credit risk, and require that money market funds engage in ongoing monitoring of their portfolio securities and perform portfolio stress testing for credit deterioration and changes in interest rates rather than for a ratings downgrade. Effective October 3, 2016, the Fund has been operating in compliance with all aspects of the amendments applicable to it. The SEC's compliance deadline was October 14, 2016.

Certain government and U.S. Treasury money market funds are not be subject to many of the new structural changes. Further information regarding the money market mutual fund regulatory changes may be found at the SEC's website, www.sec.gov.

J. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financials statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information
October 31, 2016 - (Unaudited)


OTHER FEDERAL TAX INFORMATION

For the year ended October 31, 2016, certain distributions paid by the Fund may be subject to a maximum tax rate of 15% as provided by the Jobs and Growth Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with the 2016 Form 1099-DIV.

For the year ended October 31, 2016, the Fund designated the following amount as a short term capital gain distribution in accordance with Sections 871
(k) (2) and 881 (a) of the Internal Revenue Code:

                                                         Amount
                                                        --------
               The DFA Short Term Investment Fund       $114,137

For the year ended October 31, 2016, the Fund designated the following amount as a long term capital gain distribution in accordance with Sections 852(b)(3):

                                                         Amount
                                                         ------
                The DFA Short Term Investment Fund       $2,002

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information - (continued)
October 31, 2016 - (Unaudited)


EXPENSE EXAMPLES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 to October 31, 2016.

Actual Expenses
---------------

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                                     Annualized
                                      Beginning      Ending       Expenses Paid     Expense Ratio
                                    Account Value Account Value  During Period*     During Period
                                       5/1/16       10/31/16    5/1/16 - 10/31/16 5/1/16 - 10/31/16
                                    ------------- ------------- ----------------- -----------------
The DFA Short Term Investment Fund    $1,000.00     $1,002.60         $0.25             0.05%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from May 1, 2016 to October 31, 2016 divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                     Annualized
                                      Beginning      Ending       Expenses Paid     Expense Ratio
                                    Account Value Account Value  During Period*     During Period
                                       5/1/16       10/31/16    5/1/16 - 10/31/16 5/1/16 - 10/31/16
                                    ------------- ------------- ----------------- -----------------
The DFA Short Term Investment Fund    $1,000.00     $1,024.89         $0.25             0.05%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from May 1, 2016 to October 31, 2016 divided by the number of days in the fiscal year.

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information - (continued)
October 31, 2016 - (Unaudited)


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available
(1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

PORTFOLIO HOLDINGS INFORMATION

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Trust or the Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Trust filed its most recent Form N-Q with the SEC on October 3, 2016. The Forms N-Q are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for the information on the operation of the Public Reference Room).

THE DFA SHORT TERM INVESTMENT FUND
October 31, 2016

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of The DFA Short Term Investment Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA Short Term Investment Fund (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Fund") as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2016

THE DFA SHORT TERM INVESTMENT FUND
Fund Management
October 31, 2016 - (Unaudited)

Trustees/Directors

Each Board Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees: an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2016.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2016.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes, and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2016.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.

THE DFA SHORT TERM INVESTMENT FUND
Fund Management - (continued)
October 31, 2016 - (Unaudited)


Shareholders if a vacancy occurs among Board members. A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that: (i) owns of record, or beneficially through a financial intermediary, 5% or more of a Fund's outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Committee. Such recommendations shall be directed to the Secretary of the Fund at 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Qualifying Fund Shareholder's letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation, (ii) the number of shares of each Portfolio of a Fund that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and many other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee's resume or curriculum vitae. The Qualifying Fund Shareholder's letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Committee also may seek such additional information about the nominee as the Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

The Nominating Committee of the Board of each Fund believes that it is in the best interests of each Fund and its shareholders to obtain highly-qualified individuals to serve as members of the Board. Each Fund's Board believes that each Director currently serving on the Board has the experience, qualifications, attributes and skills to allow the Board to effectively oversee the management of the Fund and protect the interests of the shareholders. Each Board noted that each Director had professional experience in areas of importance for investment companies. The Board considered that each disinterested Director held an academic position in the areas of finance, economics or accounting. The Board also noted that John P. Gould, Myron S. Scholes, and Abbie J. Smith each had experience serving as a director on the boards of operating companies and/or other investment companies. In addition, the Board considered that David G. Booth and Eduardo A. Repetto contributed valuable experience due to their positions with the Advisor. Certain biographical information for each disinterested Director and each interested Director of a Fund is set forth in the tables below, including a description of each Director's experience as a Director of a Fund and as a director or trustee of other funds, as well as other recent professional experience.

THE DFA SHORT TERM INVESTMENT FUND
Fund Management - (continued)
October 31, 2016 - (Unaudited)


                                                      POSITION WITHIN THE
NAME, POSITION WITH THE FUND,  TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/   PRINCIPAL OCCUPATION DURING PAST 5 YEARS AND
ADDRESS AND YEAR OF BIRTH        LENGTH OF SERVICE          OVERSEEN        OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------  -------------------    --------------------- ---------------------------------------------
                                          DISINTERESTED TRUSTEES/DIRECTORS
-------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       DFAIDG-Since 1983      122 portfolios in 4   Leo Melamed Professor of Finance,
Director of DFAIDG and DIG.    DIG-Since 1993         investment companies  University of Chicago Booth School of
Trustee of DFAITC and DEM.     DFAITC-Since 1992                            Business.
The University of Chicago      DEM-Since 1993
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
-------------------------------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986      122 portfolios in 4   Steven G.Rothmeier Professor and
Director of DFAIDG and DIG.    DIG-Since 1993         investment companies  Distinguished Service Professor of
Trustee of DFAITC and DEM.     DFAITC-Since 1992                            Economics, University of Chicago Booth
The University of Chicago      DEM-Since 1993                               School of Business (since 1965). Member
Booth School of Business                                                    and Chair, Competitive Markets Advisory
5807 S. Woodlawn Avenue                                                     Council, Chicago Mercantile Exchange
Chicago, IL 60637                                                           (futures trading exchange) (since 2004).
1939                                                                        Trustee, Harbor Fund (registered investment
                                                                            company) (29 Portfolios) (since 1994-2015).
                                                                            Formerly, Member of the Board of
                                                                            Milwaukee Insurance Company
                                                                            (1997-2010).
-------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson.             DFAIDG-Since 1981      122 portfolios in 4   Professor in Practice of Finance, Yale
Director of DFAIDG and DIG.    DIG-Since 1993         investment companies  School of Management (since 1984).
Trustee of DFAITC and DEM.     DFAITC-Since 1992                            Chairman, CIO and Partner, Zebra Capital
Yale School of Management      DEM-Since 1993                               Management, LLC (hedge fund and asset
P.O. Box 208200,                                                            manager) (since 2001). Consultant to
New Haven, CT 06520-8200                                                    Morningstar Inc. (since 2006). Formerly,
1943                                                                        Director BIRR Portfolio Analysis, Inc.
                                                                            (software products) (1990-2010).
-------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010      122 portfolios in 4   Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.    DIG-Since 2010         investment companies  Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM.     DFAITC-Since 2010                            Professor of Human Resources Management
Stanford University Graduate   DEM-Since 2010                               and Economics, Graduate Stanford
School of Business,                                                         University School of Business (since 1995).
518 Memorial Way                                                            Cornerstone Research (expert testimony and
Stanford, CA 94305-5015                                                     economic and financial analysis) (since
1948                                                                        2009). Formerly, Chairman of the President
                                                                            George W. Bush's Council of Economic
                                                                            Advisers (2006-2009). Formerly, Council of
                                                                            Economic Advisors, State of California
                                                                            (2005-2006). Formerly, Commissioner,
                                                                            White House Panel on Tax Reform (2005)
-------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981      122 portfolios in 4   Chief Investment Strategist, Janus Capital
Director of DFAIDG and DIG.    DIG-Since 1993         investment companies  Group Inc. (since 2014). Frank E. Buck
Trustee of DFAITC and DEM.     DFAITC-Since 1992                            Professor of Finance Emeritus, Graduate
c/o Dimensional Fund           DEM-Since 1993                               School of Business, Stanford University
Advisors, LP                                                                (since 1981). Chairman, Ruapay Inc. (since
6300 Bee Cave Road Building 1                                               2013). Formerly, Chairman, Platinum Grove
Austin, TX 78746                                                            Asset Management, L.P. (hedge fund)
1941                                                                        (formerly, Oak Hill Platinum Partners)
                                                                            (1999- 2009). Formerly, Director, American
                                                                            Century Fund Complex (registered
                                                                            investment companies) (43 Portfolios)
                                                                            (1980-2014).
-------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000       122 portfolios in    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.    DIG-Since 2000         investment companies  Professor of Accounting, University of
Trustee of DFAITC and DEM.     DFAITC-Since 2000                            Chicago Booth School of Business (since
The University of Chicago      DEM-Since 2000                               1980). Director, HNI Corporation (formerly
Booth School of Business                                                    known as HON Industries Inc.) (office
5807 S. Woodlawn Avenue                                                     furniture) (since 2000). Director, Ryder
Chicago, IL 60637                                                           System Inc. (transportation, logistics and
1953                                                                        supply-chain management) (since 2003).
                                                                            Trustee, UBS Funds (4 investment
                                                                            companies within the fund complex) (33
                                                                            portfolios) (since 2009). Formerly,
                                                                            Co-Director Investment Research,
                                                                            Fundamental Investment Advisors (hedge
                                                                            fund) (2008-2011).
-------------------------------------------------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Fund Management - (continued)
October 31, 2016 - (Unaudited)


                                                      POSITION WITHIN THE
NAME, POSITION WITH THE FUND,  TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/   PRINCIPAL OCCUPATION DURING PAST 5 YEARS AND
ADDRESS AND YEAR OF BIRTH        LENGTH OF SERVICE          OVERSEEN        OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------  -------------------    --------------------- ----------------------------------------------
                                            INTERESTED TRUSTEES/DIRECTORS
--------------------------------------------------------------------------------------------------------------------------
David G. Booth                 DFAIDG-Since 1981      122 portfolios in 4   Chairman, Director/Trustee, and formerly,
Chairman, Director/Trustee,    DIG-Since 1992         investment companies  Chief Executive President and Co-Chief
President, Co-Chief Executive  DFAITC-Since 1992                            (until1/1/2010) of the following companies:
Officer                        DEM-Since 1993                               Executive Officer Dimensional Holdings Inc.,
6300 Bee Cave Road, Building                                                Dimensional Fund Advisors LP, DFA
One Austin, TX 78746                                                        Securities LLC, DEM, DFAIDG, DIG and
1946                                                                        DFAITC (collectively, the "DFA Entities").
                                                                            Director of Dimensional Fund Advisors Ltd.
                                                                            and formerly, Chief Investment Officer.
                                                                            Director of DFA Australia Limited and
                                                                            formerly, President and Chief Investment
                                                                            Officer. Director of Dimensional Advisors
                                                                            Ltd., Dimensional Funds pic and Dimensional
                                                                            Funds II pic. Formerly, President,
                                                                            Dimensional SmartNest (US) LLC (2009-
                                                                            2014). Formerly, Limited Partner, Oak Hill
                                                                            Partners (2001- 2010). Limited Partner, VSC
                                                                            Investors, LLC (since 2007). Trustee,
                                                                            University of Chicago. Trustee, University of
                                                                            Kansas Endowment Association. Formerly,
                                                                            Director, SA Funds (registered investment
                                                                            company). Chairman, Director and Co-Chief
                                                                            Executive Officer of Dimensional Fund
                                                                            Advisors Canada ULC. Director and President
                                                                            (since 2012) of Dimensional Japan Ltd.
                                                                            Chairman, Director, President and Co-Chief
                                                                            Executive Officer of Dimensional Cayman
                                                                            Commodity Fund I Ltd. (since 2010).
--------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto             DFAIDG-Since 2009      122 portfolios in 4   Co-Chief Executive Officer (beginning
Director/Trustee, Co-Chief     DIG-Since 2009         investment companies  January 2010), Co-Chief Investment Officer
Executive Officer and          DFAITC-Since 2009                            (since June 2014), Director/Trustee, and
Co-Chief Investment Officer    DEM-Since 2009                               formerly, Chief Investment Officer (March
6300 Bee Cave Road, Building                                                2007-June 2014) of the DFA Entities.
One Austin, TX 78746                                                        Director, Co-Chief Executive Officer and
1967                                                                        Chief Investment Officer (since 2010) of
                                                                            Dimensional Cayman Commodity Fund I Ltd.
                                                                            Director, Co-Chief Executive Officer,
                                                                            President and Co-Chief Investment Officer of
                                                                            Dimensional Fund Advisors Canada ULC and
                                                                            formerly, Chief Investment Officer (until
                                                                            April2014). Co-Chief Investment Officer,
                                                                            Vice President, and Director of DFA Australia
                                                                            Limited and formerly, Chief Investment
                                                                            Officer (until April2014). Director of
                                                                            Dimensional Fund Advisors Ltd., Dimensional
                                                                            Funds pic, Dimensional Funds II pic and
                                                                            Dimensional Advisors Ltd. Formerly, Vice
                                                                            President of the DFA Entities and
                                                                            Dimensional Fund Advisors Canada ULC.
                                                                            Director and Chief Investment Officer (since
                                                                            December 2012) of Dimensional Japan Ltd.
--------------------------------------------------------------------------------------------------------------------------

/1/ Each Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and OEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.
*    Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.
--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Fund Management - (continued)
October 31, 2016 - (Unaudited)


OFFICERS

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                              TERM OF
                                             OFFICE/1/
                                                AND
                                             LENGTH OF
NAME AND YEAR OF BIRTH       POSITION         SERVICE                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------  -------------------- ----------- ------------------------------------------------------------------
April A. Aandal         Vice President       Since 2008  Vice President of all the DFA Entities.
1963

Robyn G. Alcorta        Vice President       Since 2012  Vice President of all the DFA Entities. Formerly, Vice President,
1974                                                     Business Development at Capson Physicians Insurance Company
                                                         (2010-2012).

Magdalia S. Armstrong   Vice President       Since 2016  Vice President of all the DFA Entities. Formerly, Regional
1977                                                     Director for Dimensional Fund Advisors LP (January 2011 -
                                                         January 2016).

Darryl D. Avery         Vice President       Since 2005  Vice President of all the DFA Entities.
1966

Arthur H. Barlow        Vice President       Since 1993  Vice President of all the DFA Entities. Director and Managing
1955                                                     Director of Dimensional Fund Advisors Ltd (since September
                                                         2013). Director of Dimensional Funds plc and Dimensional
                                                         Funds II plc (since November 2013).

Lana Bergstein          Vice President       Since 2014  Vice President of all the DFA Entities. Formerly, Client Service
1974                                                     Manager for Dimensional Fund Advisors LP (February 2008 -
                                                         January 2014).

Stanley W. Black        Vice President       Since 2014  Vice President of all the DFA Entities. Formerly, Senior
1970                                                     Research Associate (January 2012 - January 2014) and Research
                                                         Associate (2006 - 2011) for Dimensional Fund Advisors LP.

Aaron T. Borders        Vice President       Since 2014  Vice President of all the DFA Entities. Formerly, Regional
1973                                                     Director for Dimensional Fund Advisors LP (April 2008 -
                                                         January 2014).

Scott A. Bosworth       Vice President       Since 2007  Vice President of all the DFA Entities.
1968

Valerie A. Brown        Vice President and   Since 2001  Vice President and Assistant Secretary of all the DFA Entities,
1967                    Assistant Secretary              DFA Australia Limited, Dimensional Fund Advisors Ltd.,
                                                         Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund
                                                         Advisors Pte. and Dimensional Hong Kong Limited. Director,
                                                         Vice President, Director and Assistant Secretary of Dimensional
                                                         Fund Advisors Canada ULC.

David P. Butler         Vice President       Since 2007  Vice President of all the DFA Entities. Head of Global Financial
1964                                                     Services for Dimensional Fund Advisors LP (since 2008).

Douglas M. Byrkit       Vice President       Since 2012  Vice President of all the DFA Entities. Formerly, Regional
1970                                                     Director for Dimensional Fund Advisors LP (December 2010 -
                                                         January 2012).

Hunt M. Cairns          Vice President       Since 2014  Vice President of all the DFA Entities. Formerly, Regional
1973                                                     Director (January 2010 - January 2014) for Dimensional Fund
                                                         Advisors LP.

David K. Campbell       Vice President       Since 2016  Vice President of all the DFA Entities. Formerly, DC
1966                                                     Relationship Manager for Dimensional Fund Advisors LP
                                                         (October 2010 - January 2016).

Dennis M. Chamberlain   Vice President       Since 2015  Vice President of all the DFA Entities. Formerly, Regional
1972                                                     Director (January 2012 - January 2015) for Dimensional Fund
                                                         Advisors LP; Principal for Chamberlain Financial Group
                                                         (October 2010 - December 2011).

Ryan J. Chaplinski      Vice President       Since 2015  Vice President of all the DFA Entities. Formerly, Regional
1971                                                     Director (June 2011 - January 2015) for Dimensional Fund
                                                         Advisors LP; Sales Executive for Vanguard (2004 - June 2011).

James G. Charles        Vice President       Since 2011  Vice President of all the DFA Entities.
1956

Joseph H. Chi           Vice President       Since 2009  Vice President of all the DFA Entities. Co-Head of Portfolio
1966                                                     Management (since March 2012) and Senior Portfolio Manager
                                                         (since January 2012) for Dimensional Fund Advisors LP. Vice
                                                         President of Dimensional Fund Advisors Canada ULC (since
                                                         April 2016). Formerly, Portfolio Manager for Dimensional Fund
                                                         Advisors LP (October 2005 to January 2012).

Pil Sun Choi            Vice President       Since 2014  Vice President of all the DFA Entities. Formerly, Counsel for
1972                                                     Dimensional Fund Advisors LP (April 2012 - January 2014);
                                                         Vice President and Counsel for AllianceBernstein L.P. (2006 -
                                                         2012).

THE DFA SHORT TERM INVESTMENT FUND
Fund Management - (continued)
October 31, 2016 - (Unaudited)

                                             TERM OF
                                            OFFICE/1/
                                               AND
                                            LENGTH OF
NAME AND YEAR OF BIRTH       POSITION        SERVICE                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------  ------------------- ----------- ------------------------------------------------------------------
Stephen A. Clark        Vice President      Since 2004  Vice President of all the DFA Entities. Director and Vice
1972                                                    President of Dimensional Japan Ltd (since February 2016).
                                                        President and Director of Dimensional Fund Advisors Canada
                                                        ULC (since February 2016), Vice President of DFA Australia
                                                        Limited (since April 2008) and Director (since Oct 2016).
                                                        Director of Dimensional Advisors Ltd, Dimensional Fund
                                                        Advisors Pte. Ltd., and Dimensional Hong Kong Limited, (since
                                                        April 2016), Vice President of Dimensional Fund Advisors Pte
                                                        Ltd. (since June 2016), Head of Global Institutional Services for
                                                        Dimensional Fund Advisors LP (since January 2014). Formerly,
                                                        Vice President of Dimensional Fund Advisors Canada ULC
                                                        (December 2010 - February 2016); Head of Institutional, North
                                                        America (March 2012 to December 2013) and Head of Portfolio
                                                        Management (January 2006 to March 2012) for Dimensional
                                                        Fund Advisors LP.

Matthew B. Cobb         Vice President      Since 2013  Vice President of all the DFA Entities. Formerly, Regional
1971                                                    Director for Dimensional Fund Advisors LP (September 2011 -
                                                        March 2013); Vice President at MullinTBG (2005- 2011).

Rose C. Cooke           Vice President      Since 2014  Vice President of all the DFA Entities. Formerly, Regional
1971                                                    Director for Dimensional Fund Advisors LP (August 2010 -
                                                        March 2014).

Ryan Cooper             Vice President      Since 2013  Vice President of all the DFA Entities. Formerly, Regional
1979                                                    Director for Dimensional Fund Advisors LP (2003 - March
                                                        2014).

Jeffrey D. Cornell      Vice President      Since 2012  Vice President of all the DFA Entities. Formerly, Regional
1976                                                    Director for Dimensional Fund Advisors LP (August 2002 -
                                                        January 2012).

Robert P. Cornell       Vice President      Since 2007  Vice President of all the DFA Entities.
1949

John W. Crill (Wes)     Vice President      Since 2016  Vice President of all the DFA Entities. Formerly, Senior
1982                                                    Associate, Research (January 2015 - January 2016); Associate,
                                                        Research (January 2014 - January 2015); Analyst, Research (July
                                                        2010 - January 2014) for Dimensional Fund Advisors LP.

Christopher S. Crossan  Vice President and  Since 2004  Vice President and Global Chief Compliance Officer of all the
1965                    Global Chief                    DFA Entities, DFA Australia Limited and Dimensional Fund
                        Compliance Officer              Advisors Ltd. Chief Compliance Officer and Chief Privacy
                                                        Officer of Dimensional Fund Advisors Canada ULC, Chief
                                                        Compliance Officer of Dimensional Fund Advisors Pte. Ltd.
                                                        Formerly, Vice President and Global Chief Compliance Officer
                                                        for Dimensional SmartNest (US) LLC (October 2010 - 2014).

John T. Curnutte        Vice President      Since 2016  Vice President of all the DFA Entities. Formerly, Manager,
1980                                                    Research Systems (November 2012 - January 2016) for
                                                        Dimensional Fund Advisors LP; Assistant Vice President,
                                                        Oaktree Capital Management (April 2011 - October 2012.

John Dashtara           Vice President      Since 2015  Vice President of all the DFA Entities. Formerly, Regional
1980                                                    Director (July 2013 - January 2015) for Dimensional Fund
                                                        Advisors LP; Relationship Manager for Blackrock, Inc. (July
                                                        2011 - July 2013);Vice President for Towers Watson (formerly,
                                                        WellsCanning) (June 2009 - July 2011).

James L. Davis          Vice President      Since 1999  Vice President of all the DFA Entities.
1956

Robert T. Deere         Vice President      Since 1994  Vice President of all the DFA Entities, DFA Australia Limited
1957                                                    and Dimensional Fund Advisors Canada ULC.

Johnathon K. DeKinder   Vice President      Since 2014  Vice President of all the DFA Entities. Formerly, Regional
1979                                                    Director (January 2012 - January 2014) and Senior Associate
                                                        (August 2010 - December 2011) for Dimensional Fund Advisors
                                                        LP.

Mark J. Dennis          Vice President      Since 2015  Vice President of all DFA Entities. Formerly, Regional Director
1976                                                    (May 2011 - January 2015) for Dimensional Fund Advisors LP;
                                                        Vice President, Portfolio Specialist (January 2007 - May 2011)
                                                        for Morgan Stanley Investment Management.

Massimiliano DeSantis   Vice President      Since 2015  Vice President of all DFA Entities. Formerly, Senior Associate,
1971                                                    Research (November 2012 - January 2015) for Dimensional
                                                        Fund Advisors LP; Senior Consultant, NERA Economic
                                                        Consulting, New York (May 2010 - November 2012).

Peter F. Dillard        Vice President      Since 2010  Vice President of all the DFA Entities. Chief Data Officer for
1972                                                    Dimensional Fund Advisors LP (since January 2016).

Robert W. Dintzner      Vice President      Since 2001  Vice President of all the DFA Entities.
1970

Karen M. Dolan          Vice President      Since 2014  Vice President of all the DFA Entities. Head of Marketing for
1979                                                    Dimensional Fund Advisors LP (since February 2013). Formerly,
                                                        Senior Manager of Research and Marketing for Dimensional
                                                        Fund Advisors LP (June 2012 - January 2013); Director of
                                                        Mutual Fund Analysis at Morningstar (January 2008 - May
                                                        2012).

L. Todd Erskine         Vice President      Since 2015  Vice President of all DFA Entities. Formerly, Regional Director
1959                                                    (May 2008 - January 2015) for Dimensional Fund Advisors LP.

THE DFA SHORT TERM INVESTMENT FUND
Fund Management - (continued)
October 31, 2016 - (Unaudited)

                                              TERM OF
                                             OFFICE/1/
                                                AND
                                             LENGTH OF
NAME AND YEAR OF BIRTH       POSITION         SERVICE                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------  -------------------- ----------- ------------------------------------------------------------------
Richard A. Eustice      Vice President and   Since 1998  Vice President and Assistant Secretary of all the DFA Entities
1965                    Assistant Secretary              and DFA Australia Limited. Chief Operating Officer for
                                                         Dimensional Fund Advisors Pte. Ltd. (since April 2013).
                                                         Formerly, Chief Operating Officer for Dimensional Fund
                                                         Advisors Ltd. (July 2008 - March 2013).

Gretchen A. Flicker     Vice President       Since 2004  Vice President of all the DFA Entities.
1971

Jed S. Fogdall          Vice President       Since 2008  Vice President of all the DFA Entities. Co-Head of Portfolio
1974                                                     Management (since March 2012) and Senior Portfolio Manager
                                                         (since January 2012) of Dimensional Fund Advisors LP. Vice
                                                         President of Dimensional Fund Advisors Canada ULC (since
                                                         April 2016). Formerly, Portfolio Manager of Dimensional Fund
                                                         Advisors LP (September 2004 - January 2012).

Edward A. Foley         Vice President       Since 2014  Vice President of all the DFA Entities. Formerly, Regional
1976                                                     Director for Dimensional Fund Advisors LP (August 2011 -
                                                         January 2014); Senior Vice President of First Trust Advisors L.P.
                                                         (2007 - July 2011).

Deborah J.G. Foster     Vice President       Since 2015  Vice President of all the DFA Entities. Formerly, Senior
1959                                                     Associate (May 2011 - January 2015) for Dimensional Fund
                                                         Advisors LP.

Jeremy P. Freeman       Vice President       Since 2009  Vice President of all the DFA Entities.
1970

Kimberly A. Ginsburg    Vice President       Since 2015  Vice President of all the DFA Entities. Formerly, Vice President
1970                                                     for Dimensional SmartNest (US) LLC (January 2012 - November
                                                         2014); Senior Vice President for Morningstar (July 2004 - July
                                                         2011).

Mark R. Gochnour        Vice President       Since 2007  Vice President of all the DFA Entities.
1967

Tom M. Goodrum          Vice President       Since 2012  Vice President of all the DFA Entities. Formerly, Managing
1968                                                     Director at BlackRock (2004 - January 2012).

Henry F. Gray           Vice President       Since 2000  Vice President of all the DFA Entities.
1967

John T. Gray            Vice President       Since 2007  Vice President of all the DFA Entities.
1974

Christian Gunther       Vice President       Since 2011  Vice President of all the DFA Entities. Senior Trader for
1975                                                     Dimensional Fund Advisors LP (since 2012). Formerly, Senior
                                                         Trader (2009-2012).

Robert W. Hawkins       Vice President       Since 2014  Vice President of all the DFA Entities. Formerly, Counsel for
1974                                                     Dimensional Fund Advisors LP (January 2011 - January 2014).

Joel H. Hefner          Vice President       Since 2007  Vice President of all the DFA Entities.
1967

Kevin B. Hight          Vice President       Since 2005  Vice President of all the DFA Entities.
1967

Gregory K. Hinkle       Vice President,      Since 2016  Vice President, Chief Financial Officer, and Treasurer of all the
1958                    Chief Financial                  DFA Entities. Interim Chief Financial Officer, interim Treasurer
                        Officer, and                     and Vice President of Dimensional Advisors Ltd., Dimensional
                        Treasurer                        Hong Kong Limited, Dimensional Cayman Commodity Fund I
                                                         Ltd., Dimensional Fund Advisors Canada ULC, Dimensional
                                                         Fund Advisors Pte. Ltd, DFA Australia Ltd. Formerly, interim
                                                         Chief Financial Officer and interim Treasurer (April 2016 -
                                                         September 2016), and Controller (August 2015 - September
                                                         2016) of all the DFA Entities); Vice President of T. Rowe Price
                                                         Group, Inc. and Director of Investment Treasury and Treasurer of
                                                         the T. Rowe Price Funds (March 2008 - July 2015).

Christine W. Ho         Vice President       Since 2004  Vice President of all the DFA Entities.
1967

Michael C. Horvath      Vice President       Since 2011  Vice President of all the DFA Entities. Formerly, Managing
1960                                                     Director, Co-Head Global Consultant Relations at BlackRock
                                                         (2004-2011).

Mark A. Hunter          Vice President       Since 2015  Vice President of all the DFA Entities. Formerly, Senior
1971                                                     Compliance Officer (November 2010 - January 2015) for
                                                         Dimensional Fund Advisors LP.

Alan R. Hutchison       Vice President       Since 2016  Vice President of all the DFA Entities. Portfolio Manager for
1977                                                     Dimensional Fund Advisors LP (January 2013 - Present).
                                                         Formerly, Investment Associate for Dimensional Fund Advisors
                                                         LP (January 2010 - January 2013).

Shahryar S. Jaberzadeh  Vice President       Since 2016  Vice President of all the DFA Entities. Formerly, Regional
1983                                                     Director for Dimensional Fund Advisors LP (April 2006 -
                                                         January 2016).

Jeremy R. James         Vice President       Since 2016  Vice President of all the DFA Entities. Formerly, Manager, IT
1977                                                     Service Management (October 2014 - January 2016); Manager,
                                                         Managed DC Systems (October 2005 - October 2014) for
                                                         Dimensional Fund Advisors LP.

THE DFA SHORT TERM INVESTMENT FUND
Fund Management - (continued)
October 31, 2016 - (Unaudited)

                                         TERM OF
                                        OFFICE/1/
                                           AND
                                        LENGTH OF
NAME AND YEAR OF BIRTH     POSITION      SERVICE                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------  --------------- ----------- ------------------------------------------------------------------
 Jeff J. Jeon           Vice President  Since 2004  Vice President of all the DFA Entities and Dimensional Cayman
 1973                                               Commodity Fund I Ltd.

 Garret D. Jones        Vice President  Since 2014  Vice President of all the DFA Entities. Formerly, Manager of
 1971                                               Sales and Marketing Systems (January 2011 - January 2014) for
                                                    Dimensional Fund Advisors LP.

 Stephen W. Jones       Vice President  Since 2012  Vice President of all the DFA Entities. Formerly, Facilities
 1968                                               Manager for Dimensional Fund Advisors LP (October 2008 -
                                                    January 2012).

 Scott P. Kaup          Vice President  Since 2015  Vice President of all the DFA Entities. Formerly, Senior
 1975                                               Manager, Investment Operations (January 2014 - January 2015)
                                                    and Investment Operations Manager (May 2008 - January 2014)
                                                    for Dimensional Fund Advisors LP.

 David M. Kavanaugh     Vice President  Since 2014  Vice President of all the DFA Entities. Head of Operations for
 1978                                               Financial Advisor Services for Dimensional Fund Advisors LP
                                                    (since July 2014). Formerly, Counsel of Dimensional Fund
                                                    Advisors LP (August 2011 - January 2014); Associate at
                                                    Andrews Kurth LLP (2006 - 2011).

 Patrick M. Keating     Vice President  Since 2003  Vice President of DFAIDG, DIG, DFAITC, DEM, Dimensional
 1954                                               Holdings Inc., Dimensional Fund Advisors LP and Dimensional
                                                    Japan Ltd. Chief Operating Officer and Director of Dimensional
                                                    Japan Ltd. Formerly, Vice President of DFA Securities LLC,
                                                    Dimensional Cayman Commodity Fund I Ltd. and Dimensional
                                                    Advisors Ltd (until February 2015); Chief Operating Officer of
                                                    Dimensional Holdings Inc., DFA Securities LLC, Dimensional
                                                    Fund Advisors LP, Dimensional Cayman Commodity Fund I
                                                    Ltd., Dimensional Advisors Ltd. and Dimensional Fund Advisors
                                                    Pte. Ltd. (until February 2015); Director, Vice President, and
                                                    Chief Privacy Officer of Dimensional Fund Advisors Canada
                                                    ULC (until February 2015); Director of DFA Australia Limited,
                                                    Dimensional Fund Advisors Ltd. and Dimensional Advisors Ltd.
                                                    (until February 2015); and Director and Vice President of
                                                    Dimensional Hong Kong Limited and Dimensional Fund
                                                    Advisors Pte. Ltd. (until February 2015).

 Andrew K. Keiper       Vice President  Since 2013  Vice President of all the DFA Entities. Formerly, Regional
 1977                                               Director for Dimensional Fund Advisors LP (October 2004 -
                                                    January 2013).

 David M. Kershner      Vice President  Since 2010  Vice President of all the DFA Entities. Portfolio Manager for
 1971                                               Dimensional Fund Advisors LP (since June 2004).

 Arun C. Keswani        Vice President  Since 2016  Vice President of all the DFA Entities. Senior Portfolio Manager
 1975                                               for Dimensional Fund Advisors LP (January 2015 - Present).
                                                    Formerly, Portfolio Manager (January 2013 - January 2015) and
                                                    Investment Associate (October 2011 - January 2013) for
                                                    Dimensional Fund Advisors LP; Investment Banking Associate at
                                                    Morgan Stanley (August 2010 - September 2011).

 Kimberly L. Kiser      Vice President  Since 2014  Vice President of all the DFA Entities. Formerly, Creative
 1972                                               Director for Dimensional Fund Advisors LP (September 2012 -
                                                    January 2014); Vice President and Global Creative Director at
                                                    Morgan Stanley (2007 - 2012); Visiting Assistant Professor,
                                                    Graduate Communications Design at Pratt Institute (2004 -
                                                    2012).

 Timothy R. Kohn        Vice President  Since 2011  Vice President of all the DFA Entities. Head of Defined
 1971                                               Contribution Sales for Dimensional Fund Advisors LP (since
                                                    August 2010).

 Joseph F. Kolerich     Vice President  Since 2004  Vice President of all the DFA Entities. Senior Portfolio Manager
 1971                                               of Dimensional Fund Advisors LP (since January 2012).
                                                    Formerly, Portfolio Manager for Dimensional (April 2001 -
                                                    January 2012).

 Natalia Y. Knych       Vice President  Since 2016  Vice President of all the DFA Entities. Formerly, Manager, RFP,
 1971                                               Institutional (January 2015 - January 2016); Senior Associate,
                                                    Institutional (April 2007 - January 2015) for Dimensional Fund
                                                    Advisors LP.

 Mark D. Krasniewski    Vice President  Since 2013  Vice President of all the DFA Entities. Formerly, Senior
 1981                                               Associate, Investment Analytics and Data (January 2012 -
                                                    December 2012) and Systems Developer (June 2007 - December
                                                    2011) for Dimensional Fund Advisors LP.

 Kahne L. Krause        Vice President  Since 2014  Vice President of all the DFA Entities. Formerly, Regional
 1966                                               Director (May 2010 - January 2014) for Dimensional Fund
                                                    Advisors LP.

 Stephen W. Kurad       Vice President  Since 2011  Vice President of all the DFA Entities.
 1968

 Michael F. Lane        Vice President  Since 2004  Vice President of all the DFA Entities. Formerly, Chief Executive
 1967                                               Officer for Dimensional SmartNest (US) LLC (July 2012 -
                                                    November 2014).

 Francis R. Lao         Vice President  Since 2011  Vice President of all the DFA Entities. Formerly, Vice President
 1969                                               - Global Operations at Janus Capital Group (2005-2011).

 David F. LaRusso       Vice President  Since 2013  Vice President of all the DFA Entities. Formerly, Senior Trader
 1978                                               (January 2010 - December 2012) for Dimensional Fund Advisors
                                                    LP.

THE DFA SHORT TERM INVESTMENT FUND
Fund Management - (continued)
October 31, 2016 - (Unaudited)

                                               TERM OF
                                               OFFICE/1/
                                                 AND
                                               LENGTH OF
NAME AND YEAR OF BIRTH       POSITION          SERVICE                   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------  ------------------- ---------------- -----------------------------------------------------------------
 Juliet H. Lee          Vice President        Since 2005     Vice President of all the DFA Entities.
 1971

 Marlena I. Lee         Vice President        Since 2011     Vice President of all the DFA Entities.
 1980

 Paul A. Lehman         Vice President        Since 2015     Vice President of all the DFA Entities. Formerly, Regional
 1971                                                        Director (July 2013 - January 2015) for Dimensional Fund
                                                             Advisors LP; Chief Investment Officer (April 2005 - April 2013)
                                                             for First Citizens Bancorporation.

 John B. Lessley        Vice President        Since 2013     Vice President of all the DFA Entities. Formerly, Regional
 1960                                                        Director for Dimensional Fund Advisors LP (January 2008 -
                                                             January 2013).

 Joy L. Lopez           Vice President        Since 2015     Vice President of all the DFA Entities. Formerly, Senior Tax
 1971                                                        Manager (February 2013 - January 2015) for Dimensional Fund
                                                             Advisors LP; Vice President and Tax Manager, North America
                                                             (August 2006 - April 2012) for Pacific Investment Management
                                                             Company.

 Apollo D. Lupescu      Vice President        Since 2009     Vice President of all the DFA Entities.
 1969

 Timothy P. Luyet       Vice President        Since 2015     Vice President of all the DFA Entities. Formerly, Senior
 1972                                                        Manager, Marketing Operations (January 2014 - January 2015),
                                                             Manager, Client Systems (October 2011 - January 2014) and
                                                             RFP Manager (April 2010 - October 2011) for Dimensional Fund
                                                             Advisors LP.

 Peter Magnusson        Vice President        Since 2014     Vice President of all the DFA Entities. Formerly, Regional
 1969                                                        Director for Dimensional Fund Advisors LP (January 2011 -
                                                             January 2014).

 Kenneth M. Manell      Vice President        Since 2010     Vice President of all the DFA Entities and Dimensional Cayman
 1972                                                        Commodity Fund I Ltd.

 Aaron M. Marcus        Vice President        Since 2008     Vice President of all DFA Entities and Head of Global Human
 1970                                                        Resources for Dimensional Fund Advisors LP.

 Duane R. Mattson       Vice President        Since 2015     Vice President of all the DFA Entities. Formerly, Senior
 1965                                                        Compliance Officer (May 2012 - January 2015) for Dimensional
                                                             Fund Advisors LP; Chief Compliance Officer (April 2010 - April
                                                             2012) for Al Frank Asset Management.

 Bryan R. McClune       Vice President        Since 2014     Vice President of all the DFA Entities. Formerly, Regional
 1975                                                        Director of Dimensional Fund Advisors LP (January 2009 -
                                                             January 2014).

 Philip P. McInnis      Vice President        Since 2014     Vice President of all the DFA Entities. Formerly, Regional
 1984                                                        Director (January 2009 - January 2014) and Senior Associate
                                                             (2011) for Dimensional Fund Advisors LP.

 Francis L. McNamara    Vice President        Since 2016     Vice President of all the DFA Entities. Formerly, Manager,
 1959                                                        Project Management Office for Dimensional Fund Advisors LP
                                                             (October 2006 - January 2016).

 Travis A. Meldau       Vice President        Since 2015     Vice President of all the DFA Entities. Portfolio Manager (since
 1981                                                        September 2011) for Dimensional Fund Advisors LP. Formerly,
                                                             Portfolio Manager for Wells Capital Management (October 2004
                                                             - September 2011).

 Tracy R. Mitchell      Vice President        Since 2016     Vice President of all the DFA Entities. Formerly, Regional
 1974                                                        Director for Dimensional Fund Advisors LP (September 2013 -
                                                             January 2016); Managing Director, Client Services, Charles
                                                             Schwab (December 2009 - August 2013).

 Jonathan G. Nelson     Vice President        Since 2013     Vice President of all the DFA Entities. Formerly, Manager,
 1971                                                        Investment Systems (2011 - January 2013) for Dimensional Fund
                                                             Advisors LP.

 Catherine L. Newell    Vice President and  Vice President   Vice President and Secretary of all the DFA Entities. Director,
 1964                   Secretary           since 1997 and   Vice President and Secretary of DFA Australia Limited and
                                            Secretary since  Dimensional Fund Advisors Ltd. (since February 2002, April
                                                 2000        1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003),
                                                             Dimensional Cayman Commodity Fund I Ltd., Dimensional
                                                             Japan Ltd (since February 2012), Dimensional Advisors Ltd
                                                             (since March 2012), Dimensional Fund Advisors Pte. Ltd. (since
                                                             June 2012). Director of Dimensional Funds plc and Dimensional
                                                             Funds II plc (since 2002 and 2006, respectively). Director of
                                                             Dimensional Japan Ltd., Dimensional Advisors Ltd.,
                                                             Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong
                                                             Kong Limited (since August 2012 and July 2012). Formerly, Vice
                                                             President and Secretary of Dimensional SmartNest (US) LLC
                                                             (October 2010 - November 2014).

 John R. Nicholson      Vice President        Since 2015     Vice President of all the DFA Entities. Formerly, Regional
 1977                                                        Director (June 2011 - January 2015) for Dimensional Fund
                                                             Advisors LP; Sales Executive for Vanguard (July 2008 - May
                                                             2011).

 Pamela B. Noble        Vice President        Since 2011     Vice President of all the DFA Entities. Formerly, Portfolio
 1964                                                        Manager for Dimensional Fund Advisors LP (2008 - 2010).

THE DFA SHORT TERM INVESTMENT FUND
Fund Management - (continued)
October 31, 2016 - (Unaudited)

                                               TERM OF
                                              OFFICE/1/
                                                 AND
                                              LENGTH OF
NAME AND YEAR OF BIRTH       POSITION          SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------  ------------------- --------------- -----------------------------------------------------------------
 Selwyn Notelovitz      Vice President and    Since 2013    Vice President and Deputy Chief Compliance Officer of all the
 1961                   Deputy Chief                        DFA Entities. Deputy Chief Compliance Officer of Dimensional
                        Compliance Officer                  Fund Advisors LP (since December 2012). Formerly, Chief
                                                            Compliance Officer of Wellington Management Company, LLP
                                                            (2004 - 2011).

 Carolyn L. O           Vice President        Since 2010    Vice President of all the DFA Entities, Dimensional Cayman
 1974                                                       Commodity Fund I Ltd., and Dimensional Fund Advisors Canada
                                                            ULC (since April 2016). Deputy General Counsel, Funds (since
                                                            2011).

 Gerard K. O'Reilly     Vice President and  Vice President  Vice President and Co-Chief Investment Officer of all the DFA
 1976                   Co-Chief            since 2007 and  Entities, Dimensional Fund Advisors Canada ULC, and
                        Investment Officer     Co-Chief     Dimensional Japan Ltd. Director of Dimensional Funds plc and
                                              Investment    Dimensional Fund II plc.
                                            Officer since
                                                 2014

 Randy C. Olson         Vice President        Since 2016    Vice President of all the DFA Entities. Formerly, Senior
 1980                                                       Compliance Officer for Dimensional Fund Advisors LP (July
                                                            2014 - January 2016); Vice President Regional Head of
                                                            Investment Compliance, Asia, PIMCO Asia Private Limited (July
                                                            2012 - July 2014); Country Compliance Officer, Janus Capital,
                                                            Singapore Private Limited (May 2011 - June 2012).

 Daniel C. Ong          Vice President        Since 2009    Vice President of all the DFA Entities. Portfolio Manager for
 1973                                                       Dimensional Fund Advisors LP (since July 2005).

 Kyle K. Ozaki          Vice President        Since 2010    Vice President of all the DFA Entities.
 1978

 Matthew A. Pawlak      Vice President        Since 2013    Vice President of all the DFA Entities. Formerly, Regional
 1977                                                       Director for Dimensional Fund Advisors LP (2012 - January
                                                            2013); Senior Consultant (June 2011-December 2011) and Senior
                                                            Investment Analyst and Consultant (July 2008-June 2011) at
                                                            Hewitt EnnisKnupp.

 Mary T. Phillips       Vice President        Since 2016    Vice President of all the DFA Entities. Senior Portfolio Manager
 1981                                                       (January 2015 - present). Formerly, Portfolio Manager (April
                                                            2014 - January 2015) and Investment Associate for Dimensional
                                                            Fund Advisors LP (July 2012 - March 2014).

 Jeffrey L. Pierce      Vice President        Since 2015    Vice President of all the DFA Entities. Senior Manager, Advisor
 1984                                                       Benchmarking (since January 2015) for Dimensional Fund
                                                            Advisors LP. Formerly, Manager, Advisor Benchmarking (April
                                                            2012 - December 2014) for Dimensional Fund Advisors LP;
                                                            Senior Manager, Research and Consulting (October 2010 - April
                                                            2012) for Crain Communications Inc.

 Olivian T. Pitis       Vice President        Since 2015    Vice President of all the DFA Entities. Formerly, Regional
 1974                                                       Director (May 2011 - January 2015) for Dimensional Fund
                                                            Advisors LP.

 Brian P. Pitre         Vice President        Since 2015    Vice President of all the DFA Entities. Counsel for Dimensional
 1976                                                       Fund Advisors LP (since February 2015). Formerly, Chief
                                                            Financial Officer and General Counsel for Relentless (March
                                                            2014 - January 2015); Vice President of all the DFA Entities
                                                            (January 2013 - March 2014); Counsel for Dimensional Fund
                                                            Advisors LP (January 2009 - March 2014).

 David A. Plecha        Vice President        Since 1993    Vice President of all the DFA Entities, DFA Australia Limited,
 1961                                                       Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors
                                                            Canada ULC.

 Allen Pu               Vice President        Since 2011    Vice President of all the DFA Entities. Senior Portfolio Manager
 1970                                                       for Dimensional Fund Advisors LP (since January 2015).
                                                            Formerly, Portfolio Manager for Dimensional Fund Advisors LP
                                                            (2006 - January 2015).

 David J. Rapozo        Vice President        Since 2014    Vice President of all the DFA Entities. Formerly, Regional
 1967                                                       Director for Dimensional Fund Advisors LP (January 2011 -
                                                            January 2014).

 Mark A. Regier         Vice President        Since 2013    Vice President of all the DFA Entities. Formerly, Planning and
 1969                                                       Analysis Manager for Dimensional Fund Advisors LP (July 2007
                                                            - January 2014).

 Cory T. Riedberger     Vice President        Since 2015    Vice President of all the DFA Entities. Formerly, Regional
 1979                                                       Director (March 2011 - January 2015) for Dimensional Fund
                                                            Advisors LP.

 Savina B. Rizova       Vice President        Since 2012    Vice President of all the DFA Entities. Formerly, Research
 1981                                                       Associate (June 2011 - January 2012) for Dimensional Fund
                                                            Advisors LP.

 Michael F. Rocque      Vice President        Since 2015    Vice President of all the DFA Entities. Formerly, Senior Fund
 1968                                                       Accounting Manager (July 2013 - January 2015) for Dimensional
                                                            Fund Advisors LP; Senior Financial Consultant and Chief
                                                            Accounting Officer (July 2002 - July 2013) for MFS Investment
                                                            Management.

 L. Jacobo Rodriguez    Vice President        Since 2005    Vice President of all the DFA Entities.
 1971

 Austin S. Rosenthal    Vice President        Since 2015    Vice President of all the DFA Entities. Formerly, Vice President
 1978                                                       for Dimensional SmartNest (US) LLC (September 2010 -
                                                            November 2014).

THE DFA SHORT TERM INVESTMENT FUND
Fund Management - (continued)
October 31, 2016 - (Unaudited)

                                         TERM OF
                                        OFFICE/1/
                                           AND
                                        LENGTH OF
NAME AND YEAR OF BIRTH     POSITION      SERVICE                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------  --------------- ----------- -----------------------------------------------------------------
Oliver J. Rowe          Vice President  Since 2014  Vice President of all the DFA Entities. Formerly, Senior
1960                                                Manager, Human Resources for Dimensional Fund Advisors LP
                                                    (January 2012 - January 2014); Director of Human Resources at
                                                    Spansion, Inc. (March 2009 - December 2011).

Joseph S. Ruzicka       Vice President  Since 2015  Vice President of all the DFA Entities. Formerly, Manager
1987                                                Investment Analytics and Data (January 2014 - January 2015),
                                                    Senior Associate, Investment Analytics and Data (January 2013 -
                                                    January 2014), Associate, Investment Analytics and Data
                                                    (January 2012 - January 2013), and Investment Data Analyst
                                                    (April 2010 - January 2012) for Dimensional Fund Advisors LP.

Julie A. Saft           Vice President  Since 2010  Vice President of all the DFA Entities.
1959

Joel P. Schneider       Vice President  Since 2015  Vice President of all the DFA Entities. Portfolio Manager (since
1980                                                2013) for Dimensional Fund Advisors LP. Formerly, Investment
                                                    Associate (April 2011 - January 2013) for Dimensional Fund
                                                    Advisors LP.

Ashish Shrestha         Vice President  Since 2015  Vice President of all the DFA Entities. Formerly, Regional
1978                                                Director (September 2009 - January 2015) for Dimensional Fund
                                                    Advisors LP.

Bruce A. Simmons        Vice President  Since 2009  Vice President of all the DFA Entities.
1965

Ted R. Simpson          Vice President  Since 2007  Vice President of all the DFA Entities.
1968

Bhanu P. Singh          Vice President  Since 2014  Vice President of all the DFA Entities. Senior Portfolio Manager
1981                                                for Dimensional Fund Advisors LP (since January 2015).
                                                    Formerly, Portfolio Manager (January 2012 - January 2015) and
                                                    Investment Associate for Dimensional Fund Advisors LP (August
                                                    2010 - December 2011).

Bryce D. Skaff 1975     Vice President  Since 2007  Vice President of all the DFA Entities.

Lukas J. Smart 1977     Vice President  Since 2014  Vice President of all the DFA Entities. Portfolio Manager of
                                                    Dimensional Fund Advisors LP (since January 2010).

Andrew D. Smith 1968    Vice President  Since 2011  Vice President of all the DFA Entities.

Grady M. Smith 1956     Vice President  Since 2004  Vice President of all the DFA Entities and Dimensional Fund
                                                    Advisors Canada ULC.

Matthew Snider 1976     Vice President  Since 2016  Vice President of all the DFA Entities. Formerly, Regional
                                                    Director for Dimensional Fund Advisors LP (September 2011 -
                                                    January 2016); Sales Executive, Vanguard (May 2008 - August
                                                    2011).

Lawrence R. Spieth      Vice President  Since 2004  Vice President of all the DFA Entities.
1947

Charlene L. St. John    Vice President  Since 2016  Vice President of all the DFA Entities. Formerly, Senior Manager
1965                                                for Dimensional Fund Advisors LP (September 2014 - January
                                                    2016); Vice President of Marketing, Forward Management/
                                                    Salient (January 2008 - February 2014).

Brent M. Stone 1971     Vice President  Since 2016  Vice President of all the DFA Entities. Formerly, Project
                                                    Manager (September 2012 - December 2015) and Manager,
                                                    Corporate Systems for Dimensional Fund Advisors LP (January
                                                    2011 - September 2012).

Richard H. Tatlow V     Vice President  Since 2013  Vice President of all the DFA Entities. Formerly, Regional
1971                                                Director for Dimensional Fund Advisors LP (April 2010 -
                                                    January 2013).

Blake T. Tatsuta        Vice President  Since 2013  Vice President of all the DFA Entities. Formerly, Manager,
1973                                                Investment Analytics and Data (2012 - January 2013) and
                                                    Research Assistant (2002-2011) for Dimensional Fund Advisors
                                                    LP.

James J. Taylor         Vice President  Since 2016  Vice President of all the DFA Entities. Formerly, Accounting
1983                                                Manager for Dimensional Fund Advisors LP (November 2009 -
                                                    January 2016).

Erik T. Totten          Vice President  Since 2013  Vice President of all the DFA Entities. Formerly, Regional
1980                                                Director (2010 - January 2013) for Dimensional Fund Advisors
                                                    LP.

John H. Totten          Vice President  Since 2012  Vice President of all the DFA Entities. Formerly, Regional
1978                                                Director for Dimensional Fund Advisors LP (January 2008 -
                                                    January 2012).

Robert C. Trotter       Vice President  Since 2009  Vice President of all the DFA Entities.
1958

Dave C. Twardowski      Vice President  Since 2015  Vice President of all the DFA Entities. Formerly, Research
1982                                                Associate (June 2011 - January 2015) for Dimensional Fund
                                                    Advisors LP.

Karen E. Umland         Vice President  Since 1997  Vice President of all the DFA Entities, DFA Australia Limited,
1966                                                Dimensional Fund Advisors Ltd., and Dimensional Fund
                                                    Advisors Canada ULC.

THE DFA SHORT TERM INVESTMENT FUND
Fund Management - (continued)
October 31, 2016 - (Unaudited)

                                         TERM OF
                                        OFFICE/1/
                                           AND
                                        LENGTH OF
NAME AND YEAR OF BIRTH     POSITION      SERVICE                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------  --------------- ----------- ------------------------------------------------------------------
Benjamin C. Walker      Vice President  Since 2014  Vice President of all the DFA Entities. Formerly, Regional
1979                                                Director for Dimensional Fund Advisors LP (September 2008 -
                                                    January 2014).

Brian J. Walsh          Vice President  Since 2009  Vice President of all the DFA Entities. Portfolio Manager for
1970                                                Dimensional Fund Advisors LP (since 2004).

Jessica Walton          Vice President  Since 2015  Vice President of all the DFA Entities. Formerly, Regional
1974                                                Director (January 2012 - January 2015) for Dimensional Fund
                                                    Advisors LP; Director of Marketing and Investor Relations for
                                                    Treaty Oak Capital Management (July 2011 - October 2011);
                                                    Vice President for Rockspring Capital (October 2010 - July
                                                    2011).

Griffin S. Watkins      Vice President  Since 2016  Vice President of all the DFA Entities. Formerly, Regional
1985                                                Director (January 2014 - January 2016) and Senior Associate
                                                    (January 2011 - December 2013).for Dimensional Fund Advisors
                                                    LP.

Timothy P. Wei          Vice President  Since 2016  Vice President of all the DFA Entities. Formerly, Counsel for
1968                                                Dimensional Fund Advisors LP (July 2014 - January 2016);
                                                    Assistant General Counsel, Teacher Retirement System of Texas
                                                    (October 2008 - June 2014).

Weston J. Wellington    Vice President  Since 1997  Vice President of all the DFA Entities.
1951

Ryan J. Wiley           Vice President  Since 2007  Vice President of all the DFA Entities.
1976

Kristina M. Williams    Vice President  Since 2016  Vice President of all the DFDA Entities. Formerly, Client Service
1975                                                Supervisor for Dowling & Yahnke (July 2014 - January 2016);
                                                    Head of Operations for The Elements Financial Group (January
                                                    2013 - June 2014); Head of Operations for Vericimetry Advisors
                                                    LLC (July 2011 - December 2012).

Jeremy J. Willis        Vice President  Since 2016  Vice President of all the DFA Entities. Formerly, Manager, Client
1976                                                Systems for Dimensional Fund Advisors LP (May 2012 - January
                                                    2016); Vice President, Implementations, Citigroup (August 2006
                                                    - October 2011).

Stacey E. Winning       Vice President  Since 2015  Vice President of all the DFA Entities. Head of Global Recruiting
1981                                                and Development (since June 2014) for Dimensional Fund
                                                    Advisors LP. Formerly, Senior Manager, Recruiting (December
                                                    2012 - June 2014) for Dimensional Fund Advisors LP; Co-Head
                                                    of Global Recruiting (May 2009 - November 2012) for Two
                                                    Sigma Investments.

Cecelia K. Wong         Vice President  Since 2016  Vice President of all the DFA Entities. Formerly, Client Service
1981                                                Manager for Dimensional Fund Advisors LP (June 2005 -
                                                    January 2016).

Craig A. Wright         Vice President  Since 2016  Vice President of all the DFA Entities. Formerly, Accounting
1982                                                Manager for Dimensional Fund Advisors LP (November 2011 -
                                                    January 2016); Senior Associate, PricewaterhouseCoopers LP
                                                    (July 2009 - November 2011).

Joseph L. Young         Vice President  Since 2011  Vice President of all the DFA Entities.
1978

/1/ Each Officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

   (a) Audit Fees

             Fiscal Year Ended October 31, 2016: $215,333
             Fiscal Year Ended October 31, 2015: $224,320

   (b) Audit-Related Fees

             Fees for Registrant - Fiscal Year Ended October 31, 2016: $18,059
                                   Fiscal Year Ended October 31, 2015: $17,225

       For fiscal years ended October 31, 2016 and October 31, 2015, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

          Audit-Related Fees required to be approved pursuant to paragraph
          (c)(7)(ii) of Rule 2-01 of Regulation S-X

                                   Fiscal Year Ended October 31, 2016: $187,500
                                   Fiscal Year Ended October 31, 2015: $172,000

       For the fiscal years ended October 31, 2016 and October 31, 2015, Audit-Related Fees required to be approved pursuant to paragraph
       (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant's investment adviser.

   (c) Tax Fees

             Fees for Registrant - Fiscal Year Ended October 31, 2016: $50,695
                                   Fiscal Year Ended October 31, 2015: $61,906

       Tax Fees included, for the fiscal years ended October 31, 2016 and October 31, 2015, fees for tax services in connection with the Registrant's excise tax calculations, review of the Registrant's applicable tax returns and capital gains tax services in India.

   There were no Tax Fees required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (d) All Other Fees

             Fees for Registrant - Fiscal Year Ended October 31, 2016: $0
                                   Fiscal Year Ended October 31, 2015: $0

   There were no "All Other Fees" required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (e)(1) Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

       The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

       The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

       These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

           A. General

           1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

           2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

           B. Pre-Approval of Audit Services to the Funds

           1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

           2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

           3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

           C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

           1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

           2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

           3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

           4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

           5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

           D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

           1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

           2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

           3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

           4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

              (a)pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

              (b)refer such matter to the full Committee for its consideration and action.

              In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

           5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

           E. Amendment; Annual Review

           1. The Committee may amend these procedures from time to time.

           2. These procedures shall be reviewed annually by the Committee.

           F. Recordkeeping

           1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

           2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

           3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

   (e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2016 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.
       ---

   (g) Aggregate Non-Audit Fees

             Fiscal Year Ended October 31, 2016: $1,470,707
             Fiscal Year Ended October 31, 2015: $1,557,122

   (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

NAME OF ENTITY FOR WHICH SCHEDULE OF INVESTMENTS IS PROVIDED

The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The Tax-Managed U.S. Marketwide Value Series

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                     PERCENTAGE
                                                             SHARES      VALUE+    OF NET ASSETS**
                                                           ---------- ------------ ---------------
COMMON STOCKS -- (95.3%)
Consumer Discretionary -- (11.8%)
*  Adient P.L.C.                                               47,409 $  2,157,584       0.0%
#* AutoNation, Inc.                                           249,907   10,963,420       0.1%
#  Bed Bath & Beyond, Inc.                                     47,488    1,919,465       0.0%
#  Best Buy Co., Inc.                                       1,711,779   66,605,321       0.3%
#  BorgWarner, Inc.                                           540,934   19,387,075       0.1%
#  Cable One, Inc.                                             11,947    6,890,313       0.0%
   CalAtlantic Group, Inc.                                     14,193      458,718       0.0%
#  Carnival Corp.                                           1,056,828   51,890,255       0.3%
   CBS Corp. Class A                                            7,236      414,406       0.0%
#* Charter Communications, Inc. Class A                       910,208  227,451,877       1.1%
   Comcast Corp. Class A                                   10,885,890  672,965,720       3.2%
   DR Horton, Inc.                                          2,344,017   67,578,010       0.3%
   Ford Motor Co.                                          14,753,200  173,202,568       0.8%
#  Garmin, Ltd.                                               214,118   10,354,746       0.1%
   General Motors Co.                                       5,641,400  178,268,240       0.9%
#  Gentex Corp.                                               447,495    7,567,140       0.0%
   Goodyear Tire & Rubber Co. (The)                         1,439,412   41,786,130       0.2%
   Harman International Industries, Inc.                      231,439   18,448,003       0.1%
*  Hyatt Hotels Corp. Class A                                  26,622    1,352,131       0.0%
   International Game Technology P.L.C.                        16,328      468,940       0.0%
   Johnson Controls International P.L.C.                      474,098   19,115,631       0.1%
#  Kohl's Corp.                                             1,326,479   58,033,456       0.3%
   Lear Corp.                                                 163,552   20,080,915       0.1%
#  Lennar Corp. Class A                                       962,270   40,117,036       0.2%
   Lennar Corp. Class B                                         7,112      238,394       0.0%
*  Liberty Broadband Corp. Class A                             23,806    1,546,200       0.0%
#* Liberty Broadband Corp. Class C                             87,190    5,811,213       0.0%
*  Liberty Interactive Corp., QVC Group Class A             2,560,010   47,334,585       0.2%
#* Liberty Media Corp.-Liberty Braves Class A                  15,678      265,742       0.0%
*  Liberty Media Corp.-Liberty Braves Class C                  31,357      522,721       0.0%
#* Liberty Media Corp.-Liberty Media Class A                   39,197    1,090,853       0.0%
#* Liberty Media Corp.-Liberty Media Class C                   78,394    2,148,780       0.0%
*  Liberty Media Corp.-Liberty SiriusXM Class A               156,789    5,216,370       0.0%
*  Liberty Media Corp.-Liberty SiriusXM Class C               313,578   10,407,654       0.1%
*  Liberty Ventures Series A                                  137,055    5,468,494       0.0%
#  Macy's, Inc.                                             1,023,148   37,334,671       0.2%
#* Madison Square Garden Co. (The) Class A                      7,458    1,234,224       0.0%
*  MGM Resorts International                                2,324,079   60,821,147       0.3%
*  Mohawk Industries, Inc.                                    348,056   64,146,721       0.3%
   Newell Brands, Inc.                                        240,931   11,569,507       0.1%
   News Corp. Class A                                         290,667    3,522,884       0.0%
   News Corp. Class B                                          31,823      394,605       0.0%
#  Penske Automotive Group, Inc.                              118,405    5,298,624       0.0%
#  PulteGroup, Inc.                                         2,258,297   42,004,324       0.2%
   PVH Corp.                                                  351,720   37,627,006       0.2%
#  Ralph Lauren Corp.                                          84,680    8,307,108       0.0%
#  Royal Caribbean Cruises, Ltd.                            1,157,858   89,004,544       0.4%
   Staples, Inc.                                            2,170,839   16,064,209       0.1%
#  TEGNA, Inc.                                                558,428   10,956,357       0.1%
   Time Warner, Inc.                                        3,800,376  338,195,460       1.6%
#* Toll Brothers, Inc.                                        338,804    9,296,782       0.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES       VALUE+     OF NET ASSETS**
                                                           --------- -------------- ---------------
Consumer Discretionary -- (Continued)
   Whirlpool Corp.                                           337,130 $   50,508,817       0.2%
                                                                     --------------      ----
Total Consumer Discretionary                                          2,563,815,096      12.3%
                                                                     --------------      ----
Consumer Staples -- (6.3%)
   Archer-Daniels-Midland Co.                              2,699,731    117,627,280       0.6%
   Bunge, Ltd.                                               814,952     50,535,174       0.2%
   Constellation Brands, Inc. Class A                        216,587     36,196,019       0.2%
   CVS Health Corp.                                        3,989,908    335,551,263       1.6%
#* Edgewell Personal Care Co.                                 25,746      1,941,248       0.0%
   Ingredion, Inc.                                           146,985     19,280,022       0.1%
#  JM Smucker Co. (The)                                      701,856     92,160,711       0.4%
   Kraft Heinz Co. (The)                                     560,385     49,846,246       0.2%
   Molson Coors Brewing Co. Class B                          452,483     46,972,260       0.2%
   Mondelez International, Inc. Class A                    3,933,821    176,785,916       0.9%
   Pinnacle Foods, Inc.                                      489,872     25,189,218       0.1%
#* Post Holdings, Inc.                                       248,398     18,935,380       0.1%
   Reynolds American, Inc.                                   111,055      6,116,909       0.0%
#* Seaboard Corp.                                                 13         44,005       0.0%
#  Spectrum Brands Holdings, Inc.                              2,402        324,847       0.0%
#* TreeHouse Foods, Inc.                                     102,056      8,927,859       0.0%
#  Tyson Foods, Inc. Class A                               1,957,913    138,718,136       0.7%
   Wal-Mart Stores, Inc.                                   1,998,751    139,952,545       0.7%
   Walgreens Boots Alliance, Inc.                          1,165,019     96,382,022       0.5%
#  Whole Foods Market, Inc.                                  132,918      3,760,250       0.0%
                                                                     --------------      ----
Total Consumer Staples                                                1,365,247,310       6.5%
                                                                     --------------      ----
Energy -- (13.1%)
   Anadarko Petroleum Corp.                                1,351,062     80,307,125       0.4%
#  Apache Corp.                                              726,174     43,192,830       0.2%
   Baker Hughes, Inc.                                      1,042,902     57,776,771       0.3%
   Chevron Corp.                                           3,924,607    411,102,583       2.0%
   Cimarex Energy Co.                                        111,646     14,416,848       0.1%
#* Concho Resources, Inc.                                    369,097     46,853,173       0.2%
   ConocoPhillips                                          3,210,456    139,494,313       0.7%
#  CONSOL Energy, Inc.                                        88,213      1,495,210       0.0%
#* Continental Resources, Inc.                               201,161      9,838,785       0.0%
   Devon Energy Corp.                                        585,554     22,186,641       0.1%
   EOG Resources, Inc.                                     1,485,821    134,347,935       0.6%
   Exxon Mobil Corp.                                       9,096,178    757,893,551       3.6%
*  FMC Technologies, Inc.                                    961,292     31,020,893       0.2%
   Halliburton Co.                                           577,209     26,551,614       0.1%
#  Helmerich & Payne, Inc.                                   613,104     38,692,993       0.2%
#  Hess Corp.                                              1,020,486     48,952,713       0.2%
#  HollyFrontier Corp.                                       644,305     16,075,410       0.1%
   Kinder Morgan, Inc.                                       951,784     19,444,947       0.1%
#  Marathon Oil Corp.                                      3,266,531     43,052,879       0.2%
   Marathon Petroleum Corp.                                2,312,389    100,797,036       0.5%
#  Murphy Oil Corp.                                          307,563      7,956,655       0.0%
#  National Oilwell Varco, Inc.                            1,745,118     56,018,288       0.3%
   Noble Energy, Inc.                                        294,983     10,168,064       0.1%
   Occidental Petroleum Corp.                              1,857,300    135,415,743       0.6%
   Phillips 66                                             2,096,097    170,098,272       0.8%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES       VALUE+     OF NET ASSETS**
                                                           ---------- -------------- ---------------
Energy -- (Continued)
   Pioneer Natural Resources Co.                              289,330 $   51,795,857       0.2%
   Range Resources Corp.                                      144,745      4,890,934       0.0%
   Schlumberger, Ltd.                                       1,134,428     88,746,302       0.4%
#* Southwestern Energy Co.                                    672,113      6,983,254       0.0%
#  Targa Resources Corp.                                      466,392     20,474,609       0.1%
   Tesoro Corp.                                               683,800     58,102,486       0.3%
#* Transocean, Ltd.                                         1,340,027     12,877,659       0.1%
   Valero Energy Corp.                                      2,806,975    166,285,199       0.8%
#* Weatherford International P.L.C.                         2,942,972     14,185,125       0.1%
                                                                      --------------      ----
Total Energy                                                           2,847,492,697      13.6%
                                                                      --------------      ----
Financials -- (20.5%)
   Aflac, Inc.                                                984,064     67,772,488       0.3%
*  Alleghany Corp.                                             30,744     15,870,360       0.1%
   Allied World Assurance Co. Holdings AG                     274,410     11,794,142       0.1%
   Allstate Corp. (The)                                     1,219,262     82,787,890       0.4%
   Ally Financial, Inc.                                     1,863,267     33,669,235       0.2%
   American Financial Group, Inc.                             427,555     31,852,847       0.2%
   American International Group, Inc.                       2,735,967    168,809,164       0.8%
   Assurant, Inc.                                             328,056     26,415,069       0.1%
   Assured Guaranty, Ltd.                                     203,216      6,074,126       0.0%
   Axis Capital Holdings, Ltd.                                459,271     26,164,669       0.1%
   Bank of America Corp.                                   15,552,325    256,613,362       1.2%
   Bank of New York Mellon Corp. (The)                      3,379,657    146,237,758       0.7%
#  BB&T Corp.                                               1,858,294     72,845,125       0.4%
#  BOK Financial Corp.                                          4,796        340,612       0.0%
   Capital One Financial Corp.                              2,036,842    150,807,782       0.7%
   Chubb, Ltd.                                                254,886     32,370,522       0.2%
   CIT Group, Inc.                                            363,171     13,194,002       0.1%
   Citigroup, Inc.                                          8,251,489    405,560,684       1.9%
   Citizens Financial Group, Inc.                             146,895      3,869,214       0.0%
   CME Group, Inc.                                            637,847     63,848,485       0.3%
   CNA Financial Corp.                                        411,026     15,031,221       0.1%
   Comerica, Inc.                                             125,755      6,550,578       0.0%
   Endurance Specialty Holdings, Ltd.                          31,340      2,881,713       0.0%
#  Everest Re Group, Ltd.                                     220,574     44,891,220       0.2%
   Fifth Third Bancorp                                      5,017,752    109,186,284       0.5%
   First American Financial Corp.                               8,092        316,074       0.0%
   Goldman Sachs Group, Inc. (The)                            980,999    174,853,262       0.8%
   Hartford Financial Services Group, Inc. (The)            2,313,908    102,066,482       0.5%
   Huntington Bancshares, Inc.                              4,311,699     45,704,009       0.2%
   Jones Lang LaSalle, Inc.                                     5,170        500,715       0.0%
   JPMorgan Chase & Co.                                    11,452,239    793,182,073       3.8%
   KeyCorp                                                  3,126,776     44,150,077       0.2%
#  Legg Mason, Inc.                                           516,746     14,840,945       0.1%
#  Leucadia National Corp.                                    193,405      3,610,871       0.0%
   Lincoln National Corp.                                   1,164,852     57,182,585       0.3%
   Loews Corp.                                              1,684,881     72,500,429       0.3%
#  M&T Bank Corp.                                             315,719     38,748,193       0.2%
   MetLife, Inc.                                            2,038,507     95,728,289       0.5%
   Morgan Stanley                                           3,534,479    118,652,460       0.6%
   Nasdaq, Inc.                                               475,182     30,397,393       0.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES       VALUE+     OF NET ASSETS**
                                                           ---------- -------------- ---------------
Financials -- (Continued)
   Navient Corp.                                              194,690 $    2,488,138       0.0%
#  New York Community Bancorp, Inc.                           558,598      8,021,467       0.0%
   Old Republic International Corp.                           776,363     13,089,480       0.1%
#  PacWest Bancorp                                            125,155      5,430,475       0.0%
#  People's United Financial, Inc.                            304,024      4,937,350       0.0%
   PNC Financial Services Group, Inc. (The)                 1,303,329    124,598,252       0.6%
   Principal Financial Group, Inc.                          1,639,822     89,534,281       0.4%
   Prudential Financial, Inc.                               1,096,602     92,980,884       0.4%
   Regions Financial Corp.                                  5,273,107     56,474,976       0.3%
   Reinsurance Group of America, Inc.                         312,945     33,754,248       0.2%
#  RenaissanceRe Holdings, Ltd.                                96,612     12,007,905       0.1%
   State Street Corp.                                         524,339     36,813,841       0.2%
   SunTrust Banks, Inc.                                     1,252,716     56,660,345       0.3%
   Synchrony Financial                                        159,750      4,567,253       0.0%
   Travelers Cos., Inc. (The)                               1,119,453    121,102,426       0.6%
   Unum Group                                               1,162,077     41,137,526       0.2%
   Validus Holdings, Ltd.                                     167,263      8,547,139       0.0%
   Voya Financial, Inc.                                       113,438      3,465,531       0.0%
   Wells Fargo & Co.                                        6,090,495    280,223,675       1.3%
#  WR Berkley Corp.                                           214,424     12,243,610       0.1%
   XL Group, Ltd.                                           1,261,223     43,764,438       0.2%
#  Zions Bancorporation                                       710,094     22,872,128       0.1%
                                                                      --------------      ----
Total Financials                                                       4,462,587,777      21.3%
                                                                      --------------      ----
Health Care -- (10.5%)
   Abbott Laboratories                                        269,226     10,564,428       0.1%
#* Acadia Healthcare Co., Inc.                                 56,293      2,024,296       0.0%
   Aetna, Inc.                                              1,802,581    193,507,070       0.9%
*  Alere, Inc.                                                  8,494        379,512       0.0%
*  Allergan P.L.C.                                            496,938    103,830,226       0.5%
#* Amsurg Corp.                                                48,429      2,893,633       0.0%
   Anthem, Inc.                                             1,445,532    176,152,529       0.9%
   Baxter International, Inc.                                  74,488      3,544,884       0.0%
#* Bio-Rad Laboratories, Inc. Class A                           6,194        979,148       0.0%
*  Boston Scientific Corp.                                  2,235,238     49,175,236       0.2%
#* Centene Corp.                                              449,308     28,072,764       0.1%
   Cigna Corp.                                                320,341     38,066,121       0.2%
   Danaher Corp.                                            1,142,926     89,776,837       0.4%
*  DaVita, Inc.                                               374,271     21,939,766       0.1%
   DENTSPLY SIRONA, Inc.                                       55,771      3,210,736       0.0%
#* Envision Healthcare Holdings, Inc.                          60,466      1,196,017       0.0%
*  Express Scripts Holding Co.                              2,738,677    184,586,830       0.9%
*  Hologic, Inc.                                              300,671     10,827,163       0.1%
   Humana, Inc.                                               707,042    121,278,914       0.6%
*  Laboratory Corp. of America Holdings                       497,615     62,371,064       0.3%
*  Mallinckrodt P.L.C.                                        487,783     28,906,021       0.1%
#* MEDNAX, Inc.                                               218,275     13,369,344       0.1%
   Medtronic P.L.C.                                         3,541,179    290,447,502       1.4%
*  Mylan NV                                                   799,559     29,183,903       0.1%
   PerkinElmer, Inc.                                           77,324      3,935,018       0.0%
#  Perrigo Co. P.L.C.                                          26,425      2,198,296       0.0%
   Pfizer, Inc.                                            16,340,523    518,157,984       2.5%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES       VALUE+     OF NET ASSETS**
                                                           --------- -------------- ---------------
Health Care -- (Continued)
   Quest Diagnostics, Inc.                                   802,798 $   65,379,869       0.3%
*  Quintiles IMS Holdings, Inc.                                3,566        255,825       0.0%
#  STERIS P.L.C.                                              96,552      6,451,605       0.0%
#  Teleflex, Inc.                                             79,982     11,447,824       0.1%
   Thermo Fisher Scientific, Inc.                          1,023,977    150,555,338       0.7%
#* United Therapeutics Corp.                                  29,409      3,531,139       0.0%
   Universal Health Services, Inc. Class B                   240,412     29,020,133       0.1%
*  WellCare Health Plans, Inc.                               101,722     11,546,464       0.1%
   Zimmer Biomet Holdings, Inc.                               96,616     10,183,326       0.1%
                                                                     --------------      ----
Total Health Care                                                     2,278,946,765      10.9%
                                                                     --------------      ----
Industrials -- (10.7%)
#* AECOM                                                     513,031     14,287,913       0.1%
   AGCO Corp.                                                397,047     20,281,161       0.1%
   AMERCO                                                     28,974      9,340,928       0.0%
   Arconic, Inc.                                           1,888,056     54,224,968       0.3%
   Carlisle Cos., Inc.                                       198,258     20,787,351       0.1%
#  Caterpillar, Inc.                                       1,458,164    121,698,367       0.6%
   Chicago Bridge & Iron Co. NV                              108,794      3,483,584       0.0%
#* Colfax Corp.                                               38,985      1,239,333       0.0%
   CSX Corp.                                               5,234,843    159,715,060       0.8%
   Cummins, Inc.                                             300,301     38,384,474       0.2%
   Dover Corp.                                               808,291     54,066,585       0.3%
   Eaton Corp. P.L.C.                                      1,549,750     98,827,558       0.5%
   FedEx Corp.                                               853,987    148,867,014       0.7%
#  Fluor Corp.                                               662,994     34,469,058       0.2%
   Fortive Corp.                                             111,852      5,710,045       0.0%
   General Electric Co.                                    7,508,293    218,491,326       1.0%
*  Hertz Global Holdings, Inc.                               269,101      8,920,698       0.0%
   Ingersoll-Rand P.L.C.                                     780,118     52,494,140       0.3%
*  Jacobs Engineering Group, Inc.                            230,707     11,899,867       0.1%
*  JetBlue Airways Corp.                                   1,847,009     32,285,717       0.2%
   Kansas City Southern                                      564,274     49,520,686       0.2%
   L-3 Communications Holdings, Inc.                         381,253     52,208,786       0.2%
   Macquarie Infrastructure Corp.                             72,220      5,908,318       0.0%
   ManpowerGroup, Inc.                                       289,357     22,222,618       0.1%
   Norfolk Southern Corp.                                  1,569,304    145,945,272       0.7%
   Northrop Grumman Corp.                                    380,060     87,033,740       0.4%
   Orbital ATK, Inc.                                          52,588      3,910,444       0.0%
   Owens Corning                                             705,387     34,408,778       0.2%
#  PACCAR, Inc.                                              521,622     28,647,480       0.1%
#  Pentair P.L.C.                                            940,755     51,863,823       0.2%
*  Quanta Services, Inc.                                     153,044      4,400,015       0.0%
   Republic Services, Inc.                                 2,187,522    115,129,283       0.5%
#  Ryder System, Inc.                                        109,553      7,601,883       0.0%
   Southwest Airlines Co.                                  3,733,160    149,513,058       0.7%
*  Spirit Aerosystems Holdings, Inc. Class A                  40,393      2,034,191       0.0%
   Stanley Black & Decker, Inc.                            1,095,910    124,758,394       0.6%
   Textron, Inc.                                           1,333,881     53,461,951       0.3%
   Union Pacific Corp.                                     2,259,039    199,202,059       1.0%
*  United Continental Holdings, Inc.                         939,065     52,803,625       0.3%
#* United Rentals, Inc.                                      304,756     23,057,839       0.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES       VALUE+     OF NET ASSETS**
                                                           ---------- -------------- ---------------
Industrials -- (Continued)
   Waste Connections, Inc.                                     50,831 $    3,823,000       0.0%
                                                                      --------------      ----
Total Industrials                                                      2,326,930,390      11.1%
                                                                      --------------      ----
Information Technology -- (14.0%)
   Activision Blizzard, Inc.                                   11,000        474,870       0.0%
#* Akamai Technologies, Inc.                                   67,139      4,664,146       0.0%
   Amdocs, Ltd.                                               176,179     10,297,663       0.1%
*  ARRIS International P.L.C.                                 279,782      7,772,344       0.0%
*  Arrow Electronics, Inc.                                    608,061     37,164,688       0.2%
   Avnet, Inc.                                                756,262     31,725,191       0.2%
   Brocade Communications Systems, Inc.                     1,391,533     14,750,250       0.1%
   CA, Inc.                                                 2,590,583     79,634,521       0.4%
   Cisco Systems, Inc.                                     21,342,703    654,794,128       3.1%
*  CommerceHub, Inc. Series A                                  53,622        805,402       0.0%
#* CommerceHub, Inc. Series C                                 107,244      1,614,022       0.0%
   Computer Sciences Corp.                                    318,655     17,350,765       0.1%
   Corning, Inc.                                            3,676,381     83,490,613       0.4%
*  Dell Technologies, Inc. Class V                            703,394     34,529,612       0.2%
   Dolby Laboratories, Inc. Class A                            11,316        538,528       0.0%
*  EchoStar Corp. Class A                                       2,635        123,160       0.0%
   Fidelity National Information Services, Inc.             1,453,689    107,456,691       0.5%
#* First Solar, Inc.                                          220,385      8,923,389       0.0%
*  Flex, Ltd.                                               1,458,705     20,699,024       0.1%
   FLIR Systems, Inc.                                          14,203        467,563       0.0%
   Hewlett Packard Enterprise Co.                           9,162,273    205,876,274       1.0%
   HP, Inc.                                                 9,619,949    139,393,061       0.7%
   IAC/InterActiveCorp                                        120,638      7,773,913       0.0%
   Ingram Micro, Inc. Class A                                 715,108     26,602,018       0.1%
   Intel Corp.                                             20,115,235    701,418,244       3.4%
#  Jabil Circuit, Inc.                                        427,462      9,122,039       0.0%
   Juniper Networks, Inc.                                     877,180     23,104,921       0.1%
#  Lam Research Corp.                                         945,899     91,619,777       0.4%
   Leidos Holdings, Inc.                                      220,139      9,151,178       0.1%
   Marvell Technology Group, Ltd.                             566,260      7,378,368       0.0%
*  Micron Technology, Inc.                                  5,259,846     90,258,957       0.4%
#* Microsemi Corp.                                             57,304      2,414,218       0.0%
   NetApp, Inc.                                               513,180     17,417,329       0.1%
*  Nuance Communications, Inc.                                113,903      1,596,920       0.0%
#  NVIDIA Corp.                                             1,824,559    129,835,618       0.6%
*  ON Semiconductor Corp.                                     282,440      3,296,075       0.0%
#* Qorvo, Inc.                                                224,491     12,492,924       0.1%
   QUALCOMM, Inc.                                           2,685,866    184,572,712       0.9%
#  SS&C Technologies Holdings, Inc.                            32,426      1,035,362       0.0%
   Symantec Corp.                                           1,837,610     45,995,378       0.2%
#  SYNNEX Corp.                                                57,500      5,896,050       0.0%
*  Synopsys, Inc.                                              61,961      3,674,907       0.0%
#  TE Connectivity, Ltd.                                      879,618     55,301,584       0.3%
   Teradyne, Inc.                                             168,905      3,933,797       0.0%
#  Western Digital Corp.                                      821,229     47,992,623       0.2%
   Xerox Corp.                                              5,967,302     58,300,541       0.3%
*  Yahoo!, Inc.                                               877,399     36,455,928       0.2%
#* Zillow Group, Inc. Class A                                   3,568        117,851       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                             SHARES       VALUE+      OF NET ASSETS**
                                                           ---------- --------------- ---------------
Information Technology -- (Continued)
#* Zillow Group, Inc. Class C                                  18,297 $       610,388       0.0%
                                                                      ---------------      ----
Total Information Technology                                            3,039,915,525      14.5%
                                                                      ---------------      ----
Materials -- (3.7%)
#  Albemarle Corp.                                            242,608      20,269,898       0.1%
#  Ashland Global Holdings, Inc.                              369,626      41,298,313       0.2%
#  CF Industries Holdings, Inc.                               392,811       9,431,392       0.1%
   Dow Chemical Co. (The)                                     822,454      44,256,250       0.2%
   Eastman Chemical Co.                                       789,758      56,791,498       0.3%
#  Freeport-McMoRan, Inc.                                   7,270,127      81,280,020       0.4%
*  Ingevity Corp.                                             125,857       5,210,480       0.0%
   International Paper Co.                                  2,120,633      95,492,104       0.5%
   Martin Marietta Materials, Inc.                            101,173      18,755,451       0.1%
#  Mosaic Co. (The)                                         1,616,370      38,033,186       0.2%
   Newmont Mining Corp.                                     3,239,227     119,980,968       0.6%
   Nucor Corp.                                              2,308,070     112,749,219       0.5%
   Reliance Steel & Aluminum Co.                              408,842      28,120,153       0.1%
#  Royal Gold, Inc.                                            12,274         844,697       0.0%
   Sonoco Products Co.                                         12,855         646,478       0.0%
   Steel Dynamics, Inc.                                       886,631      24,346,887       0.1%
   Vulcan Materials Co.                                       563,226      63,757,183       0.3%
#  Westlake Chemical Corp.                                    146,665       7,595,780       0.0%
   WestRock Co.                                               923,378      42,650,830       0.2%
                                                                      ---------------      ----
Total Materials                                                           811,510,787       3.9%
                                                                      ---------------      ----
Telecommunication Services -- (4.5%)
   AT&T, Inc.                                              21,002,992     772,700,076       3.7%
#  CenturyLink, Inc.                                        3,689,142      98,057,394       0.5%
#  Frontier Communications Corp.                            4,301,274      17,291,121       0.1%
*  Level 3 Communications, Inc.                               841,785      47,266,228       0.2%
#* Sprint Corp.                                             2,011,161      12,388,752       0.1%
#* T-Mobile US, Inc.                                          811,219      40,341,921       0.2%
#* United States Cellular Corp.                               174,320       6,109,916       0.0%
                                                                      ---------------      ----
Total Telecommunication Services                                          994,155,408       4.8%
                                                                      ---------------      ----
Utilities -- (0.2%)
*  Calpine Corp.                                            1,488,185      17,709,402       0.1%
   NRG Energy, Inc.                                         1,541,737      16,388,664       0.1%
#  UGI Corp.                                                  102,621       4,750,326       0.0%
                                                                      ---------------      ----
Total Utilities                                                            38,848,392       0.2%
                                                                      ---------------      ----
TOTAL COMMON STOCKS                                                    20,729,450,147      99.1%
                                                                      ---------------      ----
RIGHTS/WARRANTS -- (0.0%)
(degrees)#* Safeway Casa Ley Contingent Value Rights          196,076         198,998       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                             SHARES        VALUE+      OF NET ASSETS**
                                                           ----------- --------------- ---------------
(degrees)#* Safeway PDC, LLC Contingent Value Rights           196,076 $         9,568        0.0%
                                                                       ---------------      -----
TOTAL RIGHTS/WARRANTS                                                          208,566        0.0%
                                                                       ---------------      -----
TOTAL INVESTMENT SECURITIES                                             20,729,658,713
                                                                       ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
   State Street Institutional U.S. Government Money
     Market Fund, 0.260%                                   200,994,368     200,994,368        1.0%
                                                                       ---------------      -----
SECURITIES LENDING COLLATERAL -- (3.8%)
(S)@ DFA Short Term Investment Fund                         70,916,981     820,651,306        3.9%
                                                                       ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $16,161,108,715)                   $21,751,304,387      104.0%
                                                                       ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -----------------------------------------------------
                                    LEVEL 1        LEVEL 2    LEVEL 3      TOTAL
                                ---------------  ------------ ------- ---------------
Common Stocks
   Consumer Discretionary       $ 2,563,815,096            --   --    $ 2,563,815,096
   Consumer Staples               1,365,247,310            --   --      1,365,247,310
   Energy                         2,847,492,697            --   --      2,847,492,697
   Financials                     4,462,587,777            --   --      4,462,587,777
   Health Care                    2,278,946,765            --   --      2,278,946,765
   Industrials                    2,326,930,390            --   --      2,326,930,390
   Information Technology         3,039,915,525            --   --      3,039,915,525
   Materials                        811,510,787            --   --        811,510,787
   Telecommunication Services       994,155,408            --   --        994,155,408
   Utilities                         38,848,392            --   --         38,848,392
Rights/Warrants                              --  $    208,566   --            208,566
Temporary Cash Investments          200,994,368            --   --        200,994,368
Securities Lending Collateral                --   820,651,306   --        820,651,306
Futures Contracts**                  (3,872,034)           --   --         (3,872,034)
                                ---------------  ------------   --    ---------------
TOTAL                           $20,926,572,481  $820,859,872   --    $21,747,432,353
                                ===============  ============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
COMMON STOCKS -- (95.4%)
AUSTRALIA -- (6.3%)
#  Alumina, Ltd.                                             312,287 $    375,331       0.0%
   Aurizon Holdings, Ltd.                                  2,455,480    9,097,348       0.1%
#  Australia & New Zealand Banking Group, Ltd.             5,260,554  111,078,744       1.1%
   Bank of Queensland, Ltd.                                  469,790    3,727,828       0.0%
#  Bendigo & Adelaide Bank, Ltd.                             998,452    8,431,791       0.1%
   BHP Billiton, Ltd.                                      5,929,050  103,585,415       1.1%
#  BHP Billiton, Ltd. Sponsored ADR                        1,703,682   59,662,944       0.6%
   BlueScope Steel, Ltd.                                   1,541,717    9,146,433       0.1%
   Boral, Ltd.                                             1,650,081    7,883,727       0.1%
#  Fortescue Metals Group, Ltd.                            8,082,342   33,918,570       0.4%
   Harvey Norman Holdings, Ltd.                              331,698    1,270,257       0.0%
   Incitec Pivot, Ltd.                                     4,609,977   10,310,533       0.1%
   Macquarie Group, Ltd.                                      81,985    4,955,934       0.1%
   National Australia Bank, Ltd.                             317,804    6,746,163       0.1%
   Newcrest Mining, Ltd.                                   3,033,954   53,122,828       0.5%
   Orica, Ltd.                                               146,212    1,806,358       0.0%
   Origin Energy, Ltd.                                     2,811,665   11,332,630       0.1%
   QBE Insurance Group, Ltd.                               2,435,790   18,454,730       0.2%
#  Rio Tinto, Ltd.                                           954,610   39,496,477       0.4%
   Santos, Ltd.                                            4,348,609   11,635,791       0.1%
   South32, Ltd.                                           6,275,261   12,246,296       0.1%
   South32, Ltd. ADR                                         354,708    3,414,065       0.0%
   Star Entertainment Grp, Ltd. (The)                      1,443,422    5,461,826       0.1%
   Suncorp Group, Ltd.                                     2,798,383   25,398,409       0.3%
   Tatts Group, Ltd.                                       1,490,610    4,594,886       0.0%
   Treasury Wine Estates, Ltd.                               915,665    7,464,837       0.1%
   Wesfarmers, Ltd.                                          306,359    9,539,691       0.1%
   Woodside Petroleum, Ltd.                                2,846,042   60,922,340       0.6%
                                                                     ------------       ---
TOTAL AUSTRALIA                                                       635,082,182       6.5%
                                                                     ------------       ---
AUSTRIA -- (0.1%)
   Erste Group Bank AG                                        98,143    3,077,647       0.0%
   OMV AG                                                    151,254    4,720,579       0.1%
                                                                     ------------       ---
TOTAL AUSTRIA                                                           7,798,226       0.1%
                                                                     ------------       ---
BELGIUM -- (1.2%)
   Ageas                                                     602,353   22,006,010       0.2%
   Colruyt SA                                                 73,576    3,954,560       0.1%
*  KBC Group NV                                              529,044   32,251,072       0.3%
   Proximus SADP                                             363,864   10,414,691       0.1%
   Solvay SA                                                 259,616   29,781,444       0.3%
   UCB SA                                                    140,226    9,489,316       0.1%
   Umicore SA                                                216,454   13,156,523       0.1%
                                                                     ------------       ---
TOTAL BELGIUM                                                         121,053,616       1.2%
                                                                     ------------       ---
CANADA -- (7.6%)
#  AltaGas, Ltd.                                             235,300    5,822,416       0.1%
   Bank of Montreal(063671101)                             1,645,325  104,642,670       1.1%
   Bank of Montreal(2076009)                                 152,900    9,730,518       0.1%
*  BlackBerry, Ltd.(09228F103)                                83,447      588,301       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
CANADA -- (Continued)
*  BlackBerry, Ltd.(BCBHZ31)                               1,284,796 $  9,071,064       0.1%
   Cameco Corp.(13321L108)                                   546,688    4,209,498       0.1%
   Cameco Corp.(2166160)                                     441,786    3,402,408       0.0%
   Canadian Natural Resources, Ltd.(136385101)               930,900   29,518,839       0.3%
   Canadian Natural Resources, Ltd.(2171573)               1,016,083   32,248,306       0.3%
   Cenovus Energy, Inc.                                    1,330,284   19,209,301       0.2%
   Crescent Point Energy Corp.(B67C8W8)                      822,786    9,796,386       0.1%
   Crescent Point Energy Corp.(22576C101)                  1,508,054   17,976,008       0.2%
*  Detour Gold Corp.                                         109,374    2,085,062       0.0%
*  Eldorado Gold Corp.(284902103)                            109,318      345,445       0.0%
*  Eldorado Gold Corp.(2307873)                              881,059    2,778,558       0.0%
   Empire Co., Ltd. Class A                                  788,935   11,363,770       0.1%
#  Enbridge Income Fund Holdings, Inc.                       128,921    3,271,804       0.0%
   Encana Corp.(292505104)                                 1,373,775   13,105,813       0.1%
   Encana Corp.(2793193)                                      16,100      153,522       0.0%
   Fairfax Financial Holdings, Ltd.                           58,854   30,142,217       0.3%
   Finning International, Inc.                               494,324    9,198,783       0.1%
   First Quantum Minerals, Ltd.                              887,325    8,428,031       0.1%
   Genworth MI Canada, Inc.                                   88,989    1,932,640       0.0%
   Goldcorp, Inc.(2676302)                                   670,577   10,183,891       0.1%
   Goldcorp, Inc.(380956409)                               1,076,273   16,359,350       0.2%
*  Husky Energy, Inc.                                      1,360,135   14,632,631       0.2%
   Imperial Oil, Ltd.(2454241)                               107,006    3,470,335       0.0%
   Imperial Oil, Ltd.(453038408)                              46,162    1,499,342       0.0%
   Industrial Alliance Insurance & Financial Services,
     Inc.                                                    363,795   14,087,462       0.2%
*  Kinross Gold Corp.                                      5,398,196   20,968,166       0.2%
*  Lundin Mining Corp.                                       904,499    3,540,311       0.0%
   Magna International, Inc.                                  89,810    3,686,700       0.0%
   Manulife Financial Corp.(2492519)                       3,005,038   43,530,820       0.5%
   Manulife Financial Corp.(56501R106)                       821,065   11,889,021       0.1%
   Maple Leaf Foods, Inc.                                     75,421    1,717,820       0.0%
   PrairieSky Royalty, Ltd.                                   20,621      448,456       0.0%
   Silver Wheaton Corp.                                      443,530   10,693,508       0.1%
   Sun Life Financial, Inc.(866796105)                       343,606   11,503,929       0.1%
   Sun Life Financial, Inc.(2566124)                       1,013,400   33,915,996       0.4%
#  Suncor Energy, Inc.(867224107)                            769,213   23,091,774       0.2%
   Suncor Energy, Inc.(B3NB1P2)                            3,911,426  117,374,872       1.2%
   Tahoe Resources, Inc.                                      28,464      341,237       0.0%
   Teck Resources, Ltd. Class B(2879327)                   1,123,435   24,256,078       0.3%
   Teck Resources, Ltd. Class B(878742204)                   868,701   18,746,568       0.2%
*  Tourmaline Oil Corp.                                      923,326   24,196,607       0.3%
*  Turquoise Hill Resources, Ltd.(900435108)                 127,382      394,884       0.0%
*  Turquoise Hill Resources, Ltd.(B7WJ1F5)                 1,295,625    4,018,340       0.1%
   West Fraser Timber Co., Ltd.                               11,349      388,538       0.0%
   Whitecap Resources, Inc.                                  244,684    1,955,575       0.0%
   WSP Global, Inc.                                          227,214    7,360,358       0.1%
   Yamana Gold, Inc.                                       3,207,591   11,454,829       0.1%
                                                                     ------------       ---
TOTAL CANADA                                                          764,728,758       7.9%
                                                                     ------------       ---
DENMARK -- (1.7%)
   AP Moller--Maersk A.S. Class A                              7,706   11,263,574       0.1%
#  AP Moller--Maersk A.S. Class B                             16,058   24,631,062       0.3%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
DENMARK -- (Continued)
   Carlsberg A.S. Class B                                    190,294 $ 17,144,409       0.2%
   Danske Bank A.S.                                          937,398   28,917,809       0.3%
   DSV A.S.                                                  444,855   21,539,804       0.2%
*  H Lundbeck A.S.                                            89,765    2,892,989       0.0%
   ISS A.S.                                                  315,788   12,396,475       0.1%
   Novozymes A.S. Class B                                     47,990    1,780,275       0.0%
   Tryg A.S.                                                  12,675      247,174       0.0%
   Vestas Wind Systems A.S.                                  680,712   54,535,811       0.6%
                                                                     ------------       ---
TOTAL DENMARK                                                         175,349,382       1.8%
                                                                     ------------       ---
FINLAND -- (0.7%)
   Fortum Oyj                                                944,216   15,739,048       0.2%
   Neste Oyj                                                 145,361    6,271,178       0.1%
#  Stora Enso Oyj Class R                                  2,037,136   19,251,199       0.2%
   Stora Enso Oyj Sponsored ADR                               91,500      860,100       0.0%
   UPM-Kymmene Oyj                                         1,353,907   31,493,917       0.3%
   UPM-Kymmene Oyj Sponsored ADR                              69,300    1,610,532       0.0%
                                                                     ------------       ---
TOTAL FINLAND                                                          75,225,974       0.8%
                                                                     ------------       ---
FRANCE -- (8.9%)
   AXA SA                                                  1,878,981   42,394,169       0.4%
   AXA SA Sponsored ADR                                        9,929      224,296       0.0%
   BNP Paribas SA                                          1,521,254   88,207,260       0.9%
*  Bollore SA(BD3RTL2)                                        10,106       36,499       0.0%
#  Bollore SA(4572709)                                     1,500,814    4,941,054       0.1%
   Bouygues SA                                               709,374   23,123,810       0.2%
#  Casino Guichard Perrachon SA                              181,821    9,051,226       0.1%
   Cie de Saint-Gobain                                     1,719,658   76,358,268       0.8%
   Cie Generale des Etablissements Michelin                  334,818   36,263,478       0.4%
   CNP Assurances                                            441,698    7,649,421       0.1%
   Credit Agricole SA                                        588,029    6,344,239       0.1%
#  Electricite de France SA                                  661,539    7,415,994       0.1%
#  Engie SA                                                4,083,126   58,885,688       0.6%
   Natixis SA                                              2,277,633   11,523,747       0.1%
#  Orange SA                                               4,783,728   75,265,526       0.8%
*  Peugeot SA                                              1,922,462   28,788,891       0.3%
   Renault SA                                                759,818   66,075,160       0.7%
   SCOR SE                                                   349,012   11,302,264       0.1%
   Societe Generale SA                                     1,935,625   75,503,898       0.8%
#  STMicroelectronics NV                                   1,809,335   17,172,420       0.2%
   Total SA                                                4,607,253  220,709,998       2.2%
   Vivendi SA                                              1,149,492   23,266,335       0.2%
                                                                     ------------       ---
TOTAL FRANCE                                                          890,503,641       9.2%
                                                                     ------------       ---
GERMANY -- (7.1%)
   Allianz SE                                                730,758  114,074,413       1.2%
   Allianz SE Sponsored ADR                                2,811,910   43,668,962       0.4%
   BASF SE                                                     8,683      766,517       0.0%
#  Bayerische Motoren Werke AG                               972,382   84,835,907       0.9%
   Commerzbank AG                                          1,443,145    9,828,131       0.1%
   Daimler AG                                              2,565,266  183,011,136       1.9%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
GERMANY -- (Continued)
#* Deutsche Bank AG(5750355)                                  855,448 $ 12,371,170       0.1%
#* Deutsche Bank AG(D18190898)                                771,660   11,104,187       0.1%
   Deutsche Lufthansa AG                                      970,178   12,417,407       0.1%
   E.ON SE                                                  9,462,347   69,348,171       0.7%
   Evonik Industries AG                                         6,793      212,733       0.0%
   Fraport AG Frankfurt Airport Services Worldwide            106,349    6,312,926       0.1%
   Hannover Rueck SE                                           33,914    3,783,489       0.0%
   HeidelbergCement AG                                        345,070   32,642,950       0.3%
   Linde AG                                                    60,899   10,058,480       0.1%
   Metro AG                                                   603,069   18,064,461       0.2%
   Muenchener Rueckversicherungs-Gesellschaft AG              131,549   25,541,488       0.3%
   Osram Licht AG                                               7,588      430,974       0.0%
*  RWE AG                                                   2,182,311   34,718,788       0.4%
*  Talanx AG                                                  175,108    5,435,098       0.1%
   Telefonica Deutschland Holding AG                        1,391,339    5,396,050       0.1%
*  Uniper SE                                                  946,234   12,594,585       0.1%
   Volkswagen AG                                               86,008   12,856,866       0.1%
                                                                      ------------       ---
TOTAL GERMANY                                                          709,474,889       7.3%
                                                                      ------------       ---
HONG KONG -- (2.7%)
   Bank of East Asia, Ltd. (The)                              578,540    2,325,677       0.0%
#  Cathay Pacific Airways, Ltd.                             4,603,000    6,058,628       0.1%
   CK Hutchison Holdings, Ltd.                              5,014,984   61,925,181       0.6%
   FIH Mobile, Ltd.                                         1,731,000      571,236       0.0%
   Great Eagle Holdings, Ltd.                                  15,363       68,149       0.0%
   Guoco Group, Ltd.                                            6,000       67,359       0.0%
   Hang Lung Group, Ltd.                                    2,284,000    8,736,850       0.1%
   Hang Lung Properties, Ltd.                               4,424,000    9,728,870       0.1%
   Henderson Land Development Co., Ltd.                       319,042    1,887,206       0.0%
   Hongkong & Shanghai Hotels, Ltd. (The)                     468,131      529,033       0.0%
   Hopewell Holdings, Ltd.                                    938,669    3,286,646       0.0%
   Kerry Properties, Ltd.                                   2,477,000    7,843,187       0.1%
#  MTR Corp., Ltd.                                            861,459    4,767,380       0.1%
   New World Development Co., Ltd.                         24,926,156   30,989,426       0.3%
   NWS Holdings, Ltd.                                       2,036,968    3,604,114       0.1%
   Shangri-La Asia, Ltd.                                    4,242,000    4,658,970       0.1%
   Sino Land Co., Ltd.                                      5,960,178   10,120,020       0.1%
   Sun Hung Kai Properties, Ltd.                            2,980,920   44,389,245       0.5%
   Swire Pacific, Ltd. Class A                              2,098,000   21,806,312       0.2%
   Swire Pacific, Ltd. Class B                              1,117,500    2,089,765       0.0%
   Wharf Holdings, Ltd. (The)                               2,829,990   21,218,431       0.2%
   Wheelock & Co., Ltd.                                     3,599,000   22,148,624       0.2%
   Yue Yuen Industrial Holdings, Ltd.                         160,000      609,317       0.0%
                                                                      ------------       ---
TOTAL HONG KONG                                                        269,429,626       2.8%
                                                                      ------------       ---
IRELAND -- (0.3%)
*  Bank of Ireland                                         33,479,054    7,166,276       0.1%
   CRH P.L.C.                                                 319,932   10,386,295       0.1%
   CRH P.L.C. Sponsored ADR                                   301,886    9,750,918       0.1%
   Paddy Power Betfair P.L.C.                                   2,432      252,017       0.0%
                                                                      ------------       ---
TOTAL IRELAND                                                           27,555,506       0.3%
                                                                      ------------       ---

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
ISRAEL -- (0.4%)
   Azrieli Group, Ltd.                                         32,693 $ 1,391,802       0.0%
   Bank Hapoalim BM                                         3,220,797  18,576,684       0.2%
*  Bank Leumi Le-Israel BM                                  3,203,974  12,088,781       0.1%
   Israel Chemicals, Ltd.                                     107,601     382,368       0.0%
#  Mizrahi Tefahot Bank, Ltd.                                 365,367   4,758,205       0.1%
                                                                      -----------       ---
TOTAL ISRAEL                                                           37,197,840       0.4%
                                                                      -----------       ---
ITALY -- (0.9%)
   Assicurazioni Generali SpA                                 854,617  11,039,380       0.1%
   Eni SpA                                                    364,550   5,290,443       0.1%
#  Fiat Chrysler Automobiles NV(BRJFWP3)                      550,814   4,037,977       0.0%
#  Fiat Chrysler Automobiles NV(N31738102)                    229,574   1,680,482       0.0%
   Intesa Sanpaolo SpA                                      5,198,318  12,053,186       0.1%
   Mediobanca SpA                                           1,494,372  10,946,700       0.1%
*  Telecom Italia SpA Sponsored ADR                         1,847,002  16,013,507       0.2%
#  UniCredit SpA                                           11,297,891  28,036,952       0.3%
                                                                      -----------       ---
TOTAL ITALY                                                            89,098,627       0.9%
                                                                      -----------       ---
JAPAN -- (22.1%)
   Aeon Co., Ltd.                                           2,442,200  33,750,328       0.4%
   Aisin Seiki Co., Ltd.                                      472,800  20,768,953       0.2%
   Amada Holdings Co., Ltd.                                   694,000   7,905,422       0.1%
   Aoyama Trading Co., Ltd.                                    41,900   1,476,088       0.0%
   Asahi Glass Co., Ltd.                                    3,495,000  24,443,348       0.3%
   Asahi Kasei Corp.                                        4,472,000  40,315,200       0.4%
   Bank of Kyoto, Ltd. (The)                                  568,400   4,168,248       0.0%
   Brother Industries, Ltd.                                   719,400  13,200,460       0.1%
   Calsonic Kansei Corp.                                      164,000   2,055,347       0.0%
   Canon Marketing Japan, Inc.                                149,100   2,575,071       0.0%
   Chiba Bank, Ltd. (The)                                     960,000   5,937,395       0.1%
   Chugoku Bank, Ltd. (The)                                   256,900   3,446,965       0.0%
   Citizen Watch Co., Ltd.                                    689,600   3,875,412       0.0%
   Coca-Cola East Japan Co., Ltd.                             123,400   2,719,930       0.0%
#  Coca-Cola West Co., Ltd.                                   169,907   5,021,551       0.1%
   COMSYS Holdings Corp.                                       31,300     551,021       0.0%
   Concordia Financial Group, Ltd.                          2,373,100  11,003,357       0.1%
   Credit Saison Co., Ltd.                                    116,200   2,008,761       0.0%
   Dai Nippon Printing Co., Ltd.                              871,000   8,736,380       0.1%
   Dai-ichi Life Holdings, Inc.                             1,411,400  20,692,491       0.2%
   Daido Steel Co., Ltd.                                       13,000      55,185       0.0%
#  Daiwa Securities Group, Inc.                             2,157,000  12,877,698       0.1%
   Denka Co., Ltd.                                            992,000   4,500,293       0.1%
   Denso Corp.                                                337,400  14,681,954       0.2%
   DIC Corp.                                                  228,700   6,927,739       0.1%
   Dowa Holdings Co., Ltd.                                    231,000   1,715,592       0.0%
#  Ebara Corp.                                                266,800   7,920,478       0.1%
   Fuji Electric Co., Ltd.                                    201,000   1,003,710       0.0%
   Fuji Media Holdings, Inc.                                   42,100     581,147       0.0%
   FUJIFILM Holdings Corp.                                    827,200  31,277,179       0.3%
   Fujitsu, Ltd.                                            3,318,000  19,679,474       0.2%
   Fukuoka Financial Group, Inc.                            1,044,000   4,517,881       0.1%
   Furukawa Electric Co., Ltd.                                 42,968   1,264,139       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
JAPAN -- (Continued)
   Glory, Ltd.                                                185,800 $  6,142,317       0.1%
   Gunma Bank, Ltd. (The)                                     604,496    2,886,386       0.0%
   H2O Retailing Corp.                                        198,900    2,953,760       0.0%
   Hachijuni Bank, Ltd. (The)                                 565,531    3,083,054       0.0%
   Hankyu Hanshin Holdings, Inc.                              447,400   14,812,586       0.2%
   Heiwa Corp.                                                 33,600      789,307       0.0%
   Hiroshima Bank, Ltd. (The)                                 640,000    2,738,980       0.0%
#  Hitachi Capital Corp.                                      103,300    2,304,355       0.0%
   Hitachi Chemical Co., Ltd.                                 320,500    7,492,280       0.1%
#  Hitachi Construction Machinery Co., Ltd.                   425,500    8,900,648       0.1%
   Hitachi High-Technologies Corp.                             82,700    3,449,087       0.0%
   Hitachi Metals, Ltd.                                       475,400    5,942,193       0.1%
   Hitachi Transport System, Ltd.                             105,000    2,164,517       0.0%
   Hitachi, Ltd.                                           10,841,000   57,792,205       0.6%
   Hokuhoku Financial Group, Inc.                             191,900    2,766,196       0.0%
   Honda Motor Co., Ltd.                                    3,689,000  110,380,798       1.1%
#  House Foods Group, Inc.                                     65,300    1,457,723       0.0%
   Ibiden Co., Ltd.                                           459,900    6,676,364       0.1%
#  Idemitsu Kosan Co., Ltd.                                   115,596    2,656,385       0.0%
*  IHI Corp.                                                1,136,000    2,988,493       0.0%
   Iida Group Holdings Co., Ltd.                              378,200    7,310,417       0.1%
   Inpex Corp.                                              2,118,600   19,763,921       0.2%
   Isetan Mitsukoshi Holdings, Ltd.                           594,700    6,010,323       0.1%
#  Isuzu Motors, Ltd.                                         112,300    1,389,056       0.0%
   ITOCHU Corp.                                             3,425,500   43,259,587       0.4%
#  Iyo Bank, Ltd. (The)                                       492,300    3,025,576       0.0%
   J Front Retailing Co., Ltd.                                974,400   13,413,923       0.1%
   JFE Holdings, Inc.                                       1,698,700   24,346,729       0.3%
   JGC Corp.                                                  250,400    4,426,508       0.1%
   JSR Corp.                                                  423,400    6,434,184       0.1%
   JTEKT Corp.                                                479,600    7,097,372       0.1%
   JX Holdings, Inc.                                        2,890,433   11,420,566       0.1%
#  K's Holdings Corp.                                         142,600    2,467,828       0.0%
   Kamigumi Co., Ltd.                                         398,000    3,398,328       0.0%
   Kaneka Corp.                                             1,156,542    9,568,865       0.1%
   Kawasaki Heavy Industries, Ltd.                          1,380,000    4,030,834       0.0%
#  Kawasaki Kisen Kaisha, Ltd.                              3,012,000    7,451,371       0.1%
   Kinden Corp.                                               187,800    2,261,695       0.0%
#* Kobe Steel, Ltd.                                           971,900    8,020,417       0.1%
   Komatsu, Ltd.                                            1,172,200   26,092,121       0.3%
   Konica Minolta, Inc.                                     1,910,700   17,114,203       0.2%
   Kuraray Co., Ltd.                                        1,340,000   20,315,084       0.2%
   Kurita Water Industries, Ltd.                                7,500      177,500       0.0%
   Kyocera Corp.                                              200,500    9,742,085       0.1%
   Kyocera Corp. Sponsored ADR                                 25,197    1,224,070       0.0%
   Kyushu Financial Group, Inc.                               459,949    3,058,401       0.0%
   LIXIL Group Corp.                                          487,800   11,203,936       0.1%
   Marubeni Corp.                                           5,194,400   27,295,412       0.3%
   Mazda Motor Corp.                                        2,460,200   40,799,389       0.4%
   Mebuki Financial Group, Inc.                             1,177,020    4,188,723       0.0%
   Medipal Holdings Corp.                                     258,700    4,420,201       0.1%
   Mitsubishi Chemical Holdings Corp.                       6,562,600   43,089,528       0.4%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
JAPAN -- (Continued)
   Mitsubishi Corp.                                         1,039,400 $22,622,498       0.2%
#  Mitsubishi Gas Chemical Co., Inc.                          553,000   8,511,067       0.1%
   Mitsubishi Heavy Industries, Ltd.                        6,616,000  28,302,364       0.3%
   Mitsubishi Logistics Corp.                                  31,000     419,630       0.0%
   Mitsubishi Materials Corp.                                 518,200  14,846,924       0.2%
   Mitsubishi Motors Corp.                                  2,078,800  11,540,210       0.1%
   Mitsubishi UFJ Financial Group, Inc.                    13,919,406  71,821,469       0.7%
   Mitsubishi UFJ Financial Group, Inc. Sponsored ADR       4,781,372  24,624,066       0.3%
   Mitsubishi UFJ Lease & Finance Co., Ltd.                 1,226,200   5,936,259       0.1%
   Mitsui & Co., Ltd.                                         939,900  13,022,331       0.1%
   Mitsui & Co., Ltd. Sponsored ADR                            11,723   3,228,456       0.0%
   Mitsui Chemicals, Inc.                                   3,169,800  15,610,172       0.2%
   Mitsui Fudosan Co., Ltd.                                   382,000   8,699,628       0.1%
   Mitsui OSK Lines, Ltd.                                   4,123,000  10,310,301       0.1%
   Mizuho Financial Group, Inc.                            49,478,100  83,308,851       0.9%
   Mizuho Financial Group, Inc. ADR                           205,757     689,286       0.0%
   MS&AD Insurance Group Holdings, Inc.                       588,653  17,475,227       0.2%
   NEC Corp.                                               10,595,101  28,331,515       0.3%
   NGK Spark Plug Co., Ltd.                                    16,000     317,525       0.0%
   NH Foods, Ltd.                                             179,536   4,302,332       0.0%
   NHK Spring Co., Ltd.                                       555,900   5,261,794       0.1%
#  Nikon Corp.                                                750,200  11,337,705       0.1%
   Nippo Corp.                                                179,000   3,452,955       0.0%
   Nippon Electric Glass Co., Ltd.                            551,000   2,997,426       0.0%
   Nippon Express Co., Ltd.                                 3,529,238  17,432,469       0.2%
#  Nippon Paper Industries Co., Ltd.                          373,800   6,996,302       0.1%
   Nippon Shokubai Co., Ltd.                                   98,800   6,818,189       0.1%
   Nippon Steel & Sumitomo Metal Corp.                      2,021,593  40,053,539       0.4%
   Nippon Yusen K.K.                                        7,713,000  15,784,732       0.2%
   Nissan Motor Co., Ltd.                                   6,443,700  65,548,427       0.7%
   Nisshinbo Holdings, Inc.                                   305,000   3,036,658       0.0%
   NOK Corp.                                                  331,020   7,459,776       0.1%
   Nomura Holdings, Inc.                                    3,790,000  18,983,861       0.2%
   Nomura Real Estate Holdings, Inc.                          357,100   6,030,223       0.1%
   NSK, Ltd.                                                  312,100   3,469,464       0.0%
   Obayashi Corp.                                             279,682   2,694,235       0.0%
   Oji Holdings Corp.                                       3,833,000  16,206,659       0.2%
   ORIX Corp.                                               2,377,900  37,681,131       0.4%
   Otsuka Holdings Co., Ltd.                                   30,300   1,326,106       0.0%
   Resona Holdings, Inc.                                    7,208,900  31,953,298       0.3%
   Ricoh Co., Ltd.                                          3,215,400  26,206,239       0.3%
   Rohm Co., Ltd.                                              84,700   4,452,220       0.1%
   Sankyo Co., Ltd.                                            73,900   2,603,423       0.0%
#  SBI Holdings, Inc.                                         643,100   7,639,557       0.1%
   Sega Sammy Holdings, Inc.                                  169,200   2,498,383       0.0%
   Seino Holdings Co., Ltd.                                   362,100   4,012,317       0.0%
   Sekisui Chemical Co., Ltd.                                 105,000   1,653,612       0.0%
   Sekisui House, Ltd.                                      1,345,900  22,239,280       0.2%
   Shinsei Bank, Ltd.                                       3,134,000   5,066,932       0.1%
#  Shizuoka Bank, Ltd. (The)                                  799,000   6,743,188       0.1%
   Showa Shell Sekiyu K.K.                                    184,300   1,717,177       0.0%
   Sojitz Corp.                                             2,218,300   5,821,427       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES      VALUE++     OF NET ASSETS**
                                                           --------- -------------- ---------------
JAPAN -- (Continued)
   Sompo Holdings, Inc.                                      381,700 $   12,350,588       0.1%
#  Sony Corp. Sponsored ADR                                  100,009      3,133,282       0.0%
#  Sumco Corp.                                                46,900        490,693       0.0%
#  Sumitomo Chemical Co., Ltd.                             7,613,000     36,004,739       0.4%
   Sumitomo Corp.                                            817,500      9,398,474       0.1%
   Sumitomo Electric Industries, Ltd.                      2,838,500     41,934,499       0.4%
   Sumitomo Forestry Co., Ltd.                               526,400      7,332,885       0.1%
   Sumitomo Heavy Industries, Ltd.                         2,186,000     11,508,221       0.1%
   Sumitomo Metal Mining Co., Ltd.                         1,067,000     13,865,502       0.1%
   Sumitomo Mitsui Financial Group, Inc.                   2,854,200     98,959,858       1.0%
   Sumitomo Mitsui Trust Holdings, Inc.                      518,744     17,503,847       0.2%
   Sumitomo Rubber Industries, Ltd.                          659,000     11,055,561       0.1%
   Suzuken Co., Ltd.                                         113,000      3,629,398       0.0%
   T&D Holdings, Inc.                                      2,331,000     28,188,432       0.3%
   Taiheiyo Cement Corp.                                   2,798,212      8,013,807       0.1%
   Takashimaya Co., Ltd.                                     753,634      6,146,631       0.1%
   TDK Corp.                                                 443,000     30,587,138       0.3%
   Teijin, Ltd.                                              771,690     14,910,138       0.2%
   THK Co., Ltd.                                             251,800      5,316,448       0.1%
   Tokai Rika Co., Ltd.                                      165,500      3,103,567       0.0%
   Tokio Marine Holdings, Inc.                               244,600      9,647,844       0.1%
   Tokyo Broadcasting System Holdings, Inc.                   20,600        323,701       0.0%
   Tokyo Tatemono Co., Ltd.                                  132,000      1,676,778       0.0%
   Tokyu Fudosan Holdings Corp.                              458,300      2,583,144       0.0%
   Toppan Printing Co., Ltd.                                 973,000      9,150,105       0.1%
   Tosoh Corp.                                             2,121,000     13,851,196       0.1%
   Toyo Seikan Group Holdings, Ltd.                          309,449      5,707,828       0.1%
   Toyoda Gosei Co., Ltd.                                    228,500      5,235,999       0.1%
   Toyota Industries Corp.                                   198,500      9,107,839       0.1%
   Toyota Motor Corp.                                        269,290     15,620,628       0.2%
   Toyota Tsusho Corp.                                       976,400     23,051,323       0.2%
   Ube Industries, Ltd.                                    3,078,000      6,351,723       0.1%
   Yamada Denki Co., Ltd.                                  2,346,300     12,127,990       0.1%
   Yamaguchi Financial Group, Inc.                           320,148      3,529,414       0.0%
   Yokohama Rubber Co., Ltd. (The)                           352,900      6,127,253       0.1%
   Zeon Corp.                                                  6,000         54,810       0.0%
                                                                     --------------      ----
TOTAL JAPAN                                                           2,220,530,082      22.8%
                                                                     --------------      ----
NETHERLANDS -- (3.2%)
   Aegon NV                                                2,344,257     10,141,119       0.1%
   Akzo Nobel NV                                              32,447      2,096,434       0.0%
*  ArcelorMittal(B03XPL1)                                  3,861,973     26,095,190       0.3%
#* ArcelorMittal(B295F26)                                  1,085,424      7,304,903       0.1%
   Boskalis Westminster                                      192,237      6,199,943       0.1%
   Gemalto NV                                                 22,216      1,208,406       0.0%
   ING Groep NV                                            6,261,830     82,199,110       0.8%
#  ING Groep NV Sponsored ADR                              1,202,410     15,763,595       0.2%
   Koninklijke Ahold Delhaize NV                           1,484,495     33,864,898       0.3%
   Koninklijke Ahold Delhaize NV Sponsored ADR               211,969      4,828,654       0.1%
   Koninklijke DSM NV                                        739,169     47,509,724       0.5%
   Koninklijke KPN NV                                        762,865      2,487,512       0.0%
   Koninklijke Philips NV(500472303)                         426,792     12,816,564       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
NETHERLANDS -- (Continued)
   Koninklijke Philips NV(5986622)                          1,794,168 $ 54,062,166       0.6%
   NN Group NV                                                336,921   10,148,949       0.1%
                                                                      ------------       ---
TOTAL NETHERLANDS                                                      316,727,167       3.3%
                                                                      ------------       ---
NEW ZEALAND -- (0.1%)
   Auckland International Airport, Ltd.                       552,228    2,600,754       0.0%
   Fletcher Building, Ltd.                                  1,227,588    9,094,053       0.1%
   Fonterra Co-operative Group, Ltd.                          106,924      451,011       0.0%
                                                                      ------------       ---
TOTAL NEW ZEALAND                                                       12,145,818       0.1%
                                                                      ------------       ---
NORWAY -- (0.8%)
   DNB ASA                                                  1,624,432   23,483,885       0.3%
   Norsk Hydro ASA                                          2,457,207   10,985,529       0.1%
   Norsk Hydro ASA Sponsored ADR                               59,900      268,053       0.0%
#* Seadrill, Ltd.                                             584,649    1,245,302       0.0%
#  Statoil ASA                                              1,261,527   20,595,696       0.2%
#  Statoil ASA Sponsored ADR                                  533,496    8,663,975       0.1%
#* Storebrand ASA                                             620,888    3,193,309       0.0%
#* Subsea 7 SA                                                295,671    3,309,850       0.0%
   Yara International ASA                                     156,556    5,530,223       0.1%
                                                                      ------------       ---
TOTAL NORWAY                                                            77,275,822       0.8%
                                                                      ------------       ---
PORTUGAL -- (0.0%)
*  Banco Espirito Santo SA                                  2,631,973           --       0.0%
   EDP Renovaveis SA                                          541,158    4,088,097       0.0%
                                                                      ------------       ---
TOTAL PORTUGAL                                                           4,088,097       0.0%
                                                                      ------------       ---
SINGAPORE -- (1.0%)
   CapitaLand, Ltd.                                         3,934,100    8,725,499       0.1%
   City Developments, Ltd.                                  1,110,600    6,762,145       0.1%
   DBS Group Holdings, Ltd.                                 2,107,512   22,716,253       0.2%
   Frasers Centrepoint, Ltd.                                  453,300      483,869       0.0%
   Golden Agri-Resources, Ltd.                             12,719,900    3,512,338       0.0%
#  Hutchison Port Holdings Trust                           16,251,500    7,219,079       0.1%
   Keppel Corp., Ltd.                                       4,559,400   17,242,030       0.2%
   Olam International, Ltd.                                   484,500      748,587       0.0%
   SembCorp Industries, Ltd.                                1,345,900    2,437,174       0.0%
   Singapore Airlines, Ltd.                                 2,389,100   17,385,355       0.2%
   United Industrial Corp., Ltd.                            1,952,670    3,819,519       0.0%
   UOL Group, Ltd.                                            974,274    3,962,550       0.0%
   Wilmar International, Ltd.                               1,831,400    4,347,956       0.1%
                                                                      ------------       ---
TOTAL SINGAPORE                                                         99,362,354       1.0%
                                                                      ------------       ---
SPAIN -- (2.8%)
   Acciona SA                                                  11,619      882,966       0.0%
   Banco de Sabadell SA                                     8,853,396   11,821,299       0.1%
   Banco Popular Espanol SA                                 3,182,696    3,482,290       0.1%
   Banco Santander SA                                      38,416,551  188,242,084       1.9%
   Banco Santander SA Sponsored ADR                           784,463    3,796,801       0.1%
   CaixaBank SA                                             3,645,520   10,999,946       0.1%
   Iberdrola SA                                             3,626,246   24,678,228       0.3%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
SPAIN -- (Continued)
   Mapfre SA                                               1,066,920 $  3,164,940       0.0%
   Repsol SA                                               2,329,313   32,523,009       0.3%
                                                                     ------------       ---
TOTAL SPAIN                                                           279,591,563       2.9%
                                                                     ------------       ---
SWEDEN -- (2.2%)
   Boliden AB                                              1,273,315   29,510,907       0.3%
   Holmen AB Class A                                           2,781       94,840       0.0%
   Holmen AB Class B                                          24,786      848,070       0.0%
#  ICA Gruppen AB                                              2,667       82,796       0.0%
   Millicom International Cellular SA                         55,723    2,448,289       0.0%
   Nordea Bank AB                                          4,880,877   51,293,747       0.5%
   Skandinaviska Enskilda Banken AB Class A                2,310,499   23,304,592       0.2%
   Skandinaviska Enskilda Banken AB Class C                   25,796      261,259       0.0%
   Svenska Cellulosa AB SCA Class A                           62,923    1,782,789       0.0%
   Svenska Cellulosa AB SCA Class B                        1,372,783   38,881,063       0.4%
   Svenska Handelsbanken AB Class A                          800,713   10,916,220       0.1%
   Svenska Handelsbanken AB Class B                            3,434       46,124       0.0%
   Swedbank AB Class A                                       196,317    4,593,664       0.1%
   Tele2 AB Class B                                          840,482    6,940,306       0.1%
#  Telefonaktiebolaget LM Ericsson Class A                    28,098      151,792       0.0%
   Telefonaktiebolaget LM Ericsson Class B                 4,879,427   23,669,415       0.3%
   Telefonaktiebolaget LM Ericsson Sponsored ADR             834,580    4,064,405       0.1%
   Telia Co AB                                             5,789,696   23,128,973       0.2%
                                                                     ------------       ---
TOTAL SWEDEN                                                          222,019,251       2.3%
                                                                     ------------       ---
SWITZERLAND -- (7.6%)
   ABB, Ltd.                                               4,800,878   99,044,119       1.0%
   ABB, Ltd. Sponsored ADR                                   271,992    5,616,635       0.1%
   Adecco Group AG                                           640,328   38,022,644       0.4%
   Baloise Holding AG                                        200,163   24,625,955       0.2%
   Banque Cantonale Vaudoise                                     468      294,016       0.0%
   Cie Financiere Richemont SA                             1,271,917   81,771,387       0.8%
   Clariant AG                                             1,150,414   19,050,230       0.2%
   Credit Suisse Group AG                                    859,528   11,992,799       0.1%
   Credit Suisse Group AG Sponsored ADR                    1,052,790   14,633,781       0.1%
*  Dufry AG                                                   62,211    7,568,441       0.1%
   Flughafen Zuerich AG                                       10,906    2,004,784       0.0%
   Julius Baer Group, Ltd.                                   100,967    4,087,303       0.0%
   LafargeHolcim, Ltd.(7110753)                              752,842   40,157,129       0.4%
   LafargeHolcim, Ltd.(BZ3DNX4)                              375,078   20,032,584       0.2%
   Novartis AG                                             1,332,371   94,555,149       1.0%
   Novartis AG Sponsored ADR                                   6,178      438,762       0.0%
   Swatch Group AG (The)(7184736)                            148,927    8,585,339       0.1%
#  Swatch Group AG (The)(7184725)                            121,282   36,476,395       0.4%
   Swiss Life Holding AG                                      57,586   15,239,132       0.2%
   Swiss Re AG                                             1,037,390   96,281,939       1.0%
   UBS Group AG(BRJL176)                                   3,448,485   48,753,503       0.5%
#* UBS Group AG(H42097107)                                   500,015    7,035,211       0.1%
   Zurich Insurance Group AG                                 326,468   85,455,128       0.9%
                                                                     ------------       ---
TOTAL SWITZERLAND                                                     761,722,365       7.8%
                                                                     ------------       ---

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES      VALUE++     OF NET ASSETS**
                                                           ---------- -------------- ---------------
UNITED KINGDOM -- (17.7%)
*  Anglo American P.L.C.                                    3,284,169 $   45,581,653       0.5%
#  Antofagasta P.L.C.                                         205,201      1,364,805       0.0%
   Aviva P.L.C.                                             1,136,673      6,159,375       0.1%
   Barclays P.L.C.                                            164,749        381,692       0.0%
   Barclays P.L.C. Sponsored ADR                            4,766,662     43,948,624       0.5%
   Barratt Developments P.L.C.                              1,006,942      5,583,929       0.1%
   BHP Billiton P.L.C.                                        767,576     11,542,089       0.1%
#  BHP Billiton P.L.C. ADR                                    268,993      8,134,348       0.1%
   BP P.L.C.                                                2,461,861     14,553,794       0.1%
   BP P.L.C. Sponsored ADR                                 10,710,966    380,774,841       3.9%
   Carnival P.L.C.                                            195,004      9,405,606       0.1%
#  Carnival P.L.C. ADR                                         47,242      2,308,717       0.0%
   Coca-Cola European Partners P.L.C.                          20,127        774,593       0.0%
*  Glencore P.L.C.                                         33,377,354    102,171,610       1.1%
   HSBC Holdings P.L.C.                                    21,477,669    161,751,262       1.7%
#  HSBC Holdings P.L.C. Sponsored ADR                       3,019,816    113,635,676       1.2%
   Investec P.L.C.                                             16,581        102,905       0.0%
   J Sainsbury P.L.C.                                       7,029,804     21,553,676       0.2%
   Kingfisher P.L.C.                                        7,403,317     32,703,550       0.3%
   Lloyds Banking Group P.L.C.                             42,627,612     29,767,842       0.3%
#  Lloyds Banking Group P.L.C. ADR                            999,149      2,817,600       0.0%
   Old Mutual P.L.C.                                          791,890      1,948,000       0.0%
   Pearson P.L.C.                                             813,680      7,527,654       0.1%
#  Pearson P.L.C. Sponsored ADR                             1,237,005     11,417,556       0.1%
*  Royal Bank of Scotland Group P.L.C.                      2,796,353      6,462,119       0.1%
#* Royal Bank of Scotland Group P.L.C. Sponsored ADR          409,166      1,894,439       0.0%
   Royal Dutch Shell P.L.C. Class A                         2,199,265     54,777,180       0.6%
   Royal Dutch Shell P.L.C. Class B                           398,623     10,281,485       0.1%
   Royal Dutch Shell P.L.C. Sponsored ADR, Class A          3,177,301    158,261,344       1.6%
#  Royal Dutch Shell P.L.C. Sponsored ADR, Class B          3,794,361    198,483,024       2.0%
   Royal Mail P.L.C.                                          539,286      3,235,443       0.0%
*  Standard Chartered P.L.C.                                3,984,128     34,645,620       0.4%
   Vodafone Group P.L.C.                                   58,351,986    160,253,496       1.6%
#  Vodafone Group P.L.C. Sponsored ADR                      4,011,201    111,671,843       1.1%
#  WM Morrison Supermarkets P.L.C.                          6,735,041     18,644,369       0.2%
                                                                      --------------      ----
TOTAL UNITED KINGDOM                                                   1,774,521,759      18.2%
                                                                      --------------      ----
UNITED STATES -- (0.0%)
   Mylan NV                                                    22,254        812,282       0.0%
                                                                      --------------      ----
TOTAL COMMON STOCKS                                                    9,571,294,827      98.4%
                                                                      --------------      ----
PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
   Bayerische Motoren Werke AG                                 50,035      3,798,937       0.0%
   Porsche Automobil Holding SE                               267,840     14,473,644       0.1%
   Volkswagen AG                                              535,010     73,764,785       0.8%
                                                                      --------------      ----
TOTAL GERMANY                                                             92,037,366       0.9%
                                                                      --------------      ----
TOTAL PREFERRED STOCKS                                                    92,037,366       0.9%
                                                                      --------------      ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                             SHARES       VALUE++     OF NET ASSETS**
                                                           ---------- --------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
*  Banco Santander SA Rights 11/07/16                      38,416,550 $     2,150,761        0.0%
                                                                      ---------------      -----
SWEDEN -- (0.0%)
*  Tele2 AB Rights 11/16/16 Class B                           840,482         251,828        0.0%
                                                                      ---------------      -----
TOTAL RIGHTS/WARRANTS                                                       2,402,589        0.0%
                                                                      ---------------      -----
TOTAL INVESTMENT SECURITIES                                             9,665,734,782
                                                                      ---------------

                                                                          VALUE+
                                                                      ---------------
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@ DFA Short Term Investment Fund                        31,982,623     370,102,917        3.8%
                                                                      ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $10,045,898,931)                  $10,035,837,699      103.1%
                                                                      ===============      =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ------------------------------------------------------
                                                               LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                                           --------------  -------------- ------- ---------------
Common Stocks
   Australia                                               $   63,077,009  $  572,005,173   --    $   635,082,182
   Austria                                                             --       7,798,226   --          7,798,226
   Belgium                                                             --     121,053,616   --        121,053,616
   Canada                                                     764,728,758              --   --        764,728,758
   Denmark                                                             --     175,349,382   --        175,349,382
   Finland                                                      2,470,632      72,755,342   --         75,225,974
   France                                                         260,795     890,242,846   --        890,503,641
   Germany                                                     67,367,734     642,107,155   --        709,474,889
   Hong Kong                                                           --     269,429,626   --        269,429,626
   Ireland                                                      9,750,918      17,804,588   --         27,555,506
   Israel                                                              --      37,197,840   --         37,197,840
   Italy                                                       17,693,989      71,404,638   --         89,098,627
   Japan                                                       32,899,160   2,187,630,922   --      2,220,530,082
   Netherlands                                                 41,922,122     274,805,045   --        316,727,167
   New Zealand                                                         --      12,145,818   --         12,145,818
   Norway                                                      10,177,330      67,098,492   --         77,275,822
   Portugal                                                            --       4,088,097   --          4,088,097
   Singapore                                                           --      99,362,354   --         99,362,354
   Spain                                                        3,796,801     275,794,762   --        279,591,563
   Sweden                                                       4,064,405     217,954,846   --        222,019,251
   Switzerland                                                 27,724,389     733,997,976   --        761,722,365
   United Kingdom                                           1,033,348,012     741,173,747   --      1,774,521,759
   United States                                                       --         812,282   --            812,282
Preferred Stocks
   Germany                                                             --      92,037,366   --         92,037,366
Rights/Warrants
   Spain                                                               --       2,150,761   --          2,150,761
   Sweden                                                              --         251,828   --            251,828
Securities Lending Collateral                                          --     370,102,917   --        370,102,917
Futures Contracts**                                              (851,802)             --   --           (851,802)
                                                           --------------  --------------   --    ---------------
TOTAL                                                      $2,078,430,252  $7,956,555,645   --    $10,034,985,897
                                                           ==============  ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                 PERCENTAGE
                                                           SHARES    VALUE++   OF NET ASSETS**
                                                           ------- ----------- ---------------
COMMON STOCKS -- (91.7%)
Consumer Discretionary -- (17.8%)
#  Accordia Golf Co., Ltd.                                 375,789 $ 3,792,761       0.1%
#  Adastria Co., Ltd.                                      194,640   5,095,303       0.2%
#  Aeon Fantasy Co., Ltd.                                   49,332   1,529,889       0.1%
*  AGORA Hospitality Group Co., Ltd.                       591,000     197,653       0.0%
   Ahresty Corp.                                           137,600   1,555,315       0.1%
   Aigan Co., Ltd.                                          43,800      84,292       0.0%
   Aisan Industry Co., Ltd.                                201,800   1,642,809       0.1%
#* Akebono Brake Industry Co., Ltd.                        546,800   1,046,477       0.0%
#  Alpen Co., Ltd.                                         111,900   2,039,044       0.1%
   Alpha Corp.                                              30,400     297,141       0.0%
   Alpine Electronics, Inc.                                277,500   3,704,149       0.1%
   Amiyaki Tei Co., Ltd.                                    25,600     945,746       0.0%
   Amuse, Inc.                                              70,298   1,188,836       0.0%
*  Anrakutei Co., Ltd.                                       2,200      94,810       0.0%
   AOI Pro, Inc.                                            46,500     368,490       0.0%
   AOKI Holdings, Inc.                                     268,400   3,245,470       0.1%
   Aoyama Trading Co., Ltd.                                304,000  10,709,561       0.4%
   Arata Corp.                                              26,300     601,306       0.0%
   Arcland Sakamoto Co., Ltd.                              176,200   2,098,716       0.1%
   Arcland Service Holdings Co., Ltd.                       38,700   1,148,543       0.0%
   Asahi Broadcasting Corp.                                 24,800     161,780       0.0%
   Asahi Co., Ltd.                                         103,300   1,248,480       0.1%
   Asante, Inc.                                             15,100     228,868       0.0%
   Asatsu-DK, Inc.                                         207,400   5,755,600       0.2%
#  Ashimori Industry Co., Ltd.                             254,000     403,067       0.0%
#  ASKUL Corp.                                              42,000   1,729,472       0.1%
   Atom Corp.                                              414,900   2,743,365       0.1%
   Atsugi Co., Ltd.                                        961,000   1,052,213       0.0%
   Autobacs Seven Co., Ltd.                                455,700   6,479,325       0.2%
   Avex Group Holdings, Inc.                               225,400   2,981,444       0.1%
   Belluna Co., Ltd.                                       291,800   1,947,149       0.1%
   Best Denki Co., Ltd.                                    351,100     461,395       0.0%
   Bic Camera, Inc.                                        546,600   4,704,540       0.2%
   Bookoff Corp.                                            59,400     462,917       0.0%
   BRONCO BILLY Co., Ltd.                                   62,800   1,857,827       0.1%
   Calsonic Kansei Corp.                                   367,000   4,599,464       0.2%
#  Can Do Co., Ltd.                                         65,500   1,140,264       0.0%
   Central Sports Co., Ltd.                                 33,800     808,587       0.0%
   CHIMNEY Co., Ltd.                                        27,800     791,425       0.0%
   Chiyoda Co., Ltd.                                       102,100   2,424,080       0.1%
   Chofu Seisakusho Co., Ltd.                              109,200   2,806,713       0.1%
   Chori Co., Ltd.                                          71,800   1,138,476       0.0%
   Chuo Spring Co., Ltd.                                   196,000     574,206       0.0%
   Clarion Co., Ltd.                                       677,000   2,221,155       0.1%
   Cleanup Corp.                                           129,700   1,104,495       0.0%
   Coco's Japan Co., Ltd.                                    1,400      25,435       0.0%
#  Colowide Co., Ltd.                                      357,500   6,945,808       0.2%
   Corona Corp.                                             84,800     907,254       0.0%
   Create Restaurants Holdings, Inc.                       174,300   1,652,505       0.1%
#* Cross Plus, Inc.                                         14,800      85,981       0.0%
#* D.A. Consortium Holdings, Inc.                          118,700     796,842       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                PERCENTAGE
                                                           SHARES   VALUE++   OF NET ASSETS**
                                                           ------- ---------- ---------------
Consumer Discretionary -- (Continued)
   Daido Metal Co., Ltd.                                   193,000 $2,081,419       0.1%
#  Daidoh, Ltd.                                            139,800    550,218       0.0%
#  Daiichikosho Co., Ltd.                                  101,900  4,429,798       0.2%
#  Daikoku Denki Co., Ltd.                                  51,800    830,759       0.0%
   Daikyonishikawa Corp.                                   200,400  2,594,791       0.1%
   Dainichi Co., Ltd.                                       49,300    305,160       0.0%
   Daisyo Corp.                                             47,200    689,933       0.0%
#  DCM Holdings Co., Ltd.                                  530,600  4,648,225       0.2%
   Descente, Ltd.                                          250,600  3,474,956       0.1%
#* DLE, Inc.                                                43,400    284,768       0.0%
   Doshisha Co., Ltd.                                      146,100  3,023,321       0.1%
   Doutor Nichires Holdings Co., Ltd.                      195,386  3,910,781       0.1%
   Dunlop Sports Co., Ltd.                                  76,600    752,299       0.0%
   Dynic Corp.                                             174,000    280,085       0.0%
   Eagle Industry Co., Ltd.                                147,200  2,100,178       0.1%
#  EDION Corp.                                             513,900  4,552,844       0.2%
#  ES-Con Japan, Ltd.                                      209,400    636,929       0.0%
   Exedy Corp.                                             193,000  5,514,411       0.2%
#  F-Tech, Inc.                                             39,200    515,538       0.0%
   FCC Co., Ltd.                                           231,400  5,105,036       0.2%
   Fields Corp.                                             73,600    892,314       0.0%
   Fine Sinter Co., Ltd.                                     9,800    159,365       0.0%
#  First Juken Co., Ltd.                                    22,400    296,036       0.0%
   FJ Next Co., Ltd.                                        31,800    189,333       0.0%
   Foster Electric Co., Ltd.                               140,200  2,572,676       0.1%
   France Bed Holdings Co., Ltd.                           139,600  1,192,368       0.0%
#  FTGroup Co., Ltd.                                        74,000    586,311       0.0%
#  Fuji Co. Ltd/Ehime                                      110,400  2,318,642       0.1%
   Fuji Corp.                                                2,100     41,820       0.0%
   Fuji Corp., Ltd.                                        149,600  1,000,837       0.0%
   Fuji Kiko Co., Ltd.                                     137,400    502,410       0.0%
#  Fuji Kyuko Co., Ltd.                                    250,000  2,866,980       0.1%
   Fuji Oozx, Inc.                                           6,000     21,025       0.0%
   Fujibo Holdings, Inc.                                    67,100  2,121,993       0.1%
#  Fujikura Rubber, Ltd.                                    88,400    481,946       0.0%
#  Fujio Food System Co., Ltd.                               8,300    208,790       0.0%
   Fujishoji Co., Ltd.                                      47,100    499,465       0.0%
#  Fujita Kanko, Inc.                                      147,000    488,470       0.0%
   FuKoKu Co., Ltd.                                         40,800    323,246       0.0%
#  Funai Electric Co., Ltd.                                121,700    992,271       0.0%
#  Furukawa Battery Co., Ltd. (The)                         89,000    630,415       0.0%
   Futaba Industrial Co., Ltd.                             344,700  2,059,511       0.1%
   G-7 Holdings, Inc.                                       32,000    409,729       0.0%
   G-Tekt Corp.                                            110,800  2,104,469       0.1%
   Gakken Holdings Co., Ltd.                               313,000  1,037,527       0.0%
   Gakkyusha Co., Ltd.                                       7,300     89,310       0.0%
#  Genki Sushi Co., Ltd.                                    13,100    253,243       0.0%
#  Geo Holdings Corp.                                      223,300  2,832,778       0.1%
   Gfoot Co., Ltd.                                           3,000     21,689       0.0%
#  GLOBERIDE, Inc.                                          62,299  1,067,173       0.0%
#  Gokurakuyu Co., Ltd.                                     10,900    105,053       0.0%
#  Goldwin, Inc.                                             4,000    183,521       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
Consumer Discretionary -- (Continued)
   Golf Digest Online, Inc.                                   49,500 $  385,701       0.0%
#  Gourmet Kineya Co., Ltd.                                   85,000    810,708       0.0%
   GSI Creos Corp.                                           306,000    334,823       0.0%
   Gunze, Ltd.                                             1,080,000  3,624,954       0.1%
   H-One Co., Ltd.                                            75,700    666,481       0.0%
   H2O Retailing Corp.                                       322,200  4,784,825       0.2%
#  Hagihara Industries, Inc.                                  35,500    832,689       0.0%
   Hakuyosha Co., Ltd.                                         6,500    154,999       0.0%
#  Handsman Co., Ltd.                                         17,400    326,833       0.0%
#  Happinet Corp.                                             93,800    991,666       0.0%
   Hard Off Corp. Co., Ltd.                                   57,900    634,023       0.0%
   Haruyama Trading Co., Ltd.                                 47,900    368,828       0.0%
   Heiwa Corp.                                               200,400  4,707,654       0.2%
   HI-LEX Corp.                                               61,900  1,692,237       0.1%
   Hiday Hidaka Corp.                                         97,447  2,428,743       0.1%
#  Himaraya Co., Ltd.                                         35,900    274,902       0.0%
#  Hiramatsu, Inc.                                           174,500  1,018,854       0.0%
#  HIS Co., Ltd.                                             247,200  6,746,799       0.2%
   Honeys Co., Ltd.                                          106,040  1,247,716       0.1%
   Hoosiers Holdings                                         181,100    926,462       0.0%
#  Hotland Co., Ltd.                                          32,300    314,360       0.0%
   I K K, Inc.                                                21,700    124,423       0.0%
   IBJ, Inc.                                                 103,500    745,588       0.0%
#  Ichibanya Co., Ltd.                                        36,258  1,370,976       0.1%
#  Ichikoh Industries, Ltd.                                  286,000    881,679       0.0%
#  IDOM, Inc.                                                420,500  2,194,577       0.1%
   IJT Technology Holdings Co., Ltd.                         124,680    493,322       0.0%
   Imasen Electric Industrial                                 93,900    834,898       0.0%
   Imperial Hotel, Ltd.                                       13,000    260,705       0.0%
   Intage Holdings, Inc.                                      95,900  1,723,871       0.1%
*  Izuhakone Railway Co., Ltd.                                   300         --       0.0%
#* Izutsuya Co., Ltd.                                         61,699    230,218       0.0%
#* Janome Sewing Machine Co., Ltd.                           106,400    785,428       0.0%
   Japan Wool Textile Co., Ltd. (The)                        343,000  2,501,062       0.1%
#  Jin Co., Ltd.                                              84,100  4,366,383       0.1%
#  Joban Kosan Co., Ltd.                                      35,399    515,401       0.0%
   Joshin Denki Co., Ltd.                                    205,000  1,752,845       0.1%
   Joyful Honda Co., Ltd.                                     17,400    480,381       0.0%
#  JP-Holdings, Inc.                                         374,800    942,415       0.0%
#  JVC Kenwood Corp.                                         885,430  2,392,751       0.1%
#  K's Holdings Corp.                                         48,000    830,685       0.0%
*  Kadokawa Dwango                                           328,233  4,847,131       0.2%
#  Kappa Create Co., Ltd.                                    137,700  1,596,483       0.1%
   Kasai Kogyo Co., Ltd.                                     138,300  1,566,381       0.1%
   Kawai Musical Instruments Manufacturing Co., Ltd.          45,200    885,324       0.0%
   Keihin Corp.                                              267,500  4,372,818       0.2%
#  Keiyo Co., Ltd.                                           179,800    907,348       0.0%
#  KFC Holdings Japan, Ltd.                                   88,700  1,572,607       0.1%
#* Kintetsu Department Store Co., Ltd.                       216,000    718,181       0.0%
   Kitamura Co., Ltd.                                          2,000     14,990       0.0%
#* KNT-CT Holdings Co., Ltd.                                 697,000    769,839       0.0%
#  Kohnan Shoji Co., Ltd.                                    188,500  3,728,582       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
Consumer Discretionary -- (Continued)
#* Kojima Co., Ltd.                                          176,000 $  400,393       0.0%
#  Komatsu Seiren Co., Ltd.                                  193,700  1,205,444       0.0%
#  Komehyo Co., Ltd.                                          18,600    176,601       0.0%
   Komeri Co., Ltd.                                          202,200  4,937,206       0.2%
#  Konaka Co., Ltd.                                          117,560    558,357       0.0%
#  Koshidaka Holdings Co., Ltd.                               56,300    916,552       0.0%
   Kourakuen Holdings Corp.                                   47,400    702,827       0.0%
#  KU Holdings Co., Ltd.                                     130,900    999,743       0.0%
   Kura Corp.                                                 69,200  3,487,266       0.1%
   Kurabo Industries, Ltd.                                 1,241,000  2,479,388       0.1%
   KYB Corp.                                               1,157,000  5,290,695       0.2%
#  Kyoritsu Maintenance Co., Ltd.                             83,831  5,028,740       0.2%
#* Laox Co., Ltd.                                            172,800  1,393,995       0.1%
   LEC, Inc.                                                  41,600  1,055,844       0.0%
   Look, Inc.                                                228,000    342,961       0.0%
#  Mamiya-Op Co., Ltd.                                        25,800    294,356       0.0%
   Mars Engineering Corp.                                     50,500  1,001,276       0.0%
#* Maruei Department Store Co., Ltd.                          17,000     13,111       0.0%
#* Maruzen CHI Holdings Co., Ltd.                             41,700    148,600       0.0%
#  Matsuya Co., Ltd.                                         188,500  1,508,074       0.1%
#  Matsuya Foods Co., Ltd.                                    51,600  1,673,504       0.1%
#  Meiko Network Japan Co., Ltd.                             146,800  1,381,512       0.1%
   Meiwa Estate Co., Ltd.                                     62,800    348,302       0.0%
   Mikuni Corp.                                              118,000    397,621       0.0%
   Misawa Homes Co., Ltd.                                    164,000  1,234,024       0.0%
   Mitsuba Corp.                                             208,690  3,046,641       0.1%
   Mitsui Home Co., Ltd.                                     165,000    727,426       0.0%
   Mizuno Corp.                                              594,000  3,195,300       0.1%
#  Monogatari Corp. (The)                                     31,500  1,448,497       0.1%
   Morito Co., Ltd.                                            8,500     65,275       0.0%
   Mr Max Corp.                                               99,200    360,765       0.0%
   Murakami Corp.                                             11,000    191,860       0.0%
   Musashi Seimitsu Industry Co., Ltd.                       145,900  3,573,526       0.1%
#  Nafco Co., Ltd.                                            35,800    578,511       0.0%
   Nagawa Co., Ltd.                                           15,000    620,644       0.0%
*  Naigai Co., Ltd.                                          544,000    305,876       0.0%
   Nakayamafuku Co., Ltd.                                     12,300     90,919       0.0%
#  Next Co., Ltd.                                            312,900  2,626,191       0.1%
   NHK Spring Co., Ltd.                                      123,200  1,166,132       0.0%
   Nice Holdings, Inc.                                       444,000    587,596       0.0%
   Nichirin Co., Ltd.                                         15,600    240,993       0.0%
   Nihon Eslead Corp.                                         35,000    388,146       0.0%
#  Nihon House Holdings Co., Ltd.                            233,300    874,778       0.0%
   Nihon Plast Co., Ltd.                                      44,500    419,157       0.0%
   Nihon Tokushu Toryo Co., Ltd.                              78,800  1,113,994       0.0%
   Nippon Felt Co., Ltd.                                      58,200    274,538       0.0%
#  Nippon Piston Ring Co., Ltd.                               48,600    741,744       0.0%
   Nippon Seiki Co., Ltd.                                    244,400  4,725,270       0.2%
   Nippon View Hotel Co., Ltd.                                 1,900     22,911       0.0%
   Nishikawa Rubber Co., Ltd.                                 15,000    213,142       0.0%
   Nishimatsuya Chain Co., Ltd.                              172,700  2,431,178       0.1%
   Nissan Shatai Co., Ltd.                                   241,800  2,496,369       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
Consumer Discretionary -- (Continued)
   Nissan Tokyo Sales Holdings Co., Ltd.                     208,000 $  510,812       0.0%
   Nissei Build Kogyo Co., Ltd.                              388,000  1,813,714       0.1%
   Nissin Kogyo Co., Ltd.                                    230,200  3,405,835       0.1%
   Nittan Valve Co., Ltd.                                     86,000    293,273       0.0%
   Nojima Corp.                                              129,700  1,680,398       0.1%
   Ohashi Technica, Inc.                                      36,600    488,660       0.0%
#  Ohsho Food Service Corp.                                   66,700  2,566,912       0.1%
   Onward Holdings Co., Ltd.                                 736,000  4,926,561       0.2%
   Ootoya Holdings Co., Ltd.                                   7,400    135,389       0.0%
#  OPT Holding, Inc.                                          86,700    584,243       0.0%
#  Otsuka Kagu, Ltd.                                          55,600    622,043       0.0%
   Pacific Industrial Co., Ltd.                              248,400  3,054,465       0.1%
#  Pal Co., Ltd.                                              75,500  1,870,512       0.1%
   PALTAC Corp.                                              214,634  5,267,138       0.2%
   PanaHome Corp.                                            507,200  3,772,281       0.1%
   PAPYLESS Co., Ltd.                                          1,800     47,753       0.0%
   Parco Co., Ltd.                                           123,400  1,143,205       0.0%
   Paris Miki Holdings, Inc.                                 159,100    677,084       0.0%
#  PC Depot Corp.                                            234,241  1,146,260       0.0%
   People Co., Ltd.                                           17,000    328,652       0.0%
   PIA Corp.                                                  15,100    353,393       0.0%
   Piolax, Inc.                                               56,700  3,604,798       0.1%
#* Pioneer Corp.                                           1,938,300  4,753,925       0.2%
   Plenus Co., Ltd.                                          133,800  2,753,879       0.1%
   Press Kogyo Co., Ltd.                                     571,300  2,782,189       0.1%
   Pressance Corp.                                           214,000  2,466,108       0.1%
   Proto Corp.                                                64,100    727,024       0.0%
#  Raccoon Co., Ltd.                                          30,400    151,236       0.0%
   Renaissance, Inc.                                          60,600    818,727       0.0%
#* Renown, Inc.                                              306,000    305,999       0.0%
#  Resort Solution Co., Ltd.                                 168,000    516,767       0.0%
   Rhythm Watch Co., Ltd.                                    559,000    952,759       0.0%
#  Riberesute Corp.                                           36,900    279,269       0.0%
   Ride On Express Co., Ltd.                                  18,700    187,324       0.0%
#  Right On Co., Ltd.                                         87,425    861,316       0.0%
   Riken Corp.                                                54,100  1,980,897       0.1%
   Ringer Hut Co., Ltd.                                      105,800  2,693,695       0.1%
   Riso Kyoiku Co., Ltd.                                     211,700  1,204,416       0.0%
   Round One Corp.                                           456,600  3,225,618       0.1%
   Royal Holdings Co., Ltd.                                  186,600  3,224,581       0.1%
#  Sac's Bar Holdings, Inc.                                  103,450  1,106,687       0.0%
   Saizeriya Co., Ltd.                                       194,300  5,117,628       0.2%
#  Sakai Ovex Co., Ltd.                                       29,799    543,855       0.0%
   San Holdings, Inc.                                         15,400    224,367       0.0%
#  Sanden Holdings Corp.                                     714,000  2,209,867       0.1%
   Sanei Architecture Planning Co., Ltd.                      50,300    895,967       0.0%
   Sangetsu Corp.                                            328,750  6,348,363       0.2%
#  Sanko Marketing Foods Co., Ltd.                            27,800    252,328       0.0%
   Sankyo Seiko Co., Ltd.                                    183,400    600,212       0.0%
   Sanoh Industrial Co., Ltd.                                136,500    940,452       0.0%
#  Sanrio Co., Ltd.                                          293,600  5,499,272       0.2%
   Sanyo Electric Railway Co., Ltd.                          277,000  1,366,332       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                PERCENTAGE
                                                           SHARES   VALUE++   OF NET ASSETS**
                                                           ------- ---------- ---------------
Consumer Discretionary -- (Continued)
   Sanyo Housing Nagoya Co., Ltd.                           46,100 $  402,923       0.0%
#  Sanyo Shokai, Ltd.                                      669,000  1,077,290       0.0%
   Sato Restaurant Systems Co., Ltd.                        74,100    581,469       0.0%
#  Scroll Corp.                                            166,300    579,137       0.0%
#  Seiko Holdings Corp.                                    979,407  3,205,903       0.1%
   Seiren Co., Ltd.                                        306,800  3,588,265       0.1%
   Senshukai Co., Ltd.                                     174,500  1,182,737       0.0%
#  Septeni Holdings Co., Ltd.                              609,000  2,741,008       0.1%
   Seria Co., Ltd.                                          12,400    978,229       0.0%
   SFP Dining Co., Ltd.                                     49,600    734,977       0.0%
#  Shidax Corp.                                            105,200    424,130       0.0%
   Shikibo, Ltd.                                           779,000    898,046       0.0%
   Shimachu Co., Ltd.                                      297,200  7,974,727       0.3%
   Shimojima Co., Ltd.                                      27,900    279,477       0.0%
   Shobunsha Publications, Inc.                            258,500  1,482,220       0.1%
   Shochiku Co., Ltd.                                       54,000    604,960       0.0%
   Shoei Co., Ltd.                                          39,500    719,646       0.0%
   Showa Corp.                                             317,500  2,078,093       0.1%
   SKY Perfect JSAT Holdings, Inc.                         764,600  3,789,007       0.1%
   Snow Peak, Inc.                                          22,200    761,692       0.0%
   SNT Corp.                                                90,600    425,401       0.0%
#  Soft99 Corp.                                             68,600    482,627       0.0%
#  Sotoh Co., Ltd.                                          41,400    489,347       0.0%
   SPK Corp.                                                19,800    408,412       0.0%
   St Marc Holdings Co., Ltd.                              101,400  2,845,957       0.1%
   Starts Corp., Inc.                                      168,100  3,117,620       0.1%
   Step Co., Ltd.                                           40,700    485,005       0.0%
   Studio Alice Co., Ltd.                                   57,700  1,164,591       0.0%
   Suminoe Textile Co., Ltd.                               323,000    682,639       0.0%
   Sumitomo Riko Co., Ltd.                                 235,200  2,252,886       0.1%
#  Sun Corp.                                                52,500    350,476       0.0%
   Suncall Corp.                                            27,000    120,726       0.0%
   T RAD Co., Ltd.                                         412,000    900,440       0.0%
   T-Gaia Corp.                                            155,100  2,385,572       0.1%
   Tachi-S Co., Ltd.                                       166,140  2,757,432       0.1%
#  Tachikawa Corp.                                          52,400    381,361       0.0%
   Taiho Kogyo Co., Ltd.                                    98,200  1,409,579       0.1%
#* Takata Corp.                                            168,000    583,534       0.0%
   Take And Give Needs Co., Ltd.                            54,070    259,504       0.0%
   Takihyo Co., Ltd.                                        79,000    329,480       0.0%
#  Tama Home Co., Ltd.                                      95,900    503,103       0.0%
#  Tamron Co., Ltd.                                        128,500  2,249,835       0.1%
#  TASAKI & Co., Ltd.                                       88,900  1,253,189       0.1%
   TBK Co., Ltd.                                           115,600    478,364       0.0%
   Tear Corp.                                                7,100     42,065       0.0%
   Tenpos Busters Co., Ltd.                                  5,000     80,599       0.0%
   Tigers Polymer Corp.                                     50,600    344,230       0.0%
   Toa Corp.                                               127,800  1,165,927       0.0%
#  Toabo Corp.                                              54,799    269,875       0.0%
#  Toei Animation Co., Ltd.                                 26,100  1,345,597       0.1%
   Toei Co., Ltd.                                          449,000  3,607,421       0.1%
#  Tohokushinsha Film Corp.                                 22,500    149,461       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
Consumer Discretionary -- (Continued)
   Tokai Rika Co., Ltd.                                      318,800 $5,978,352       0.2%
   Token Corp.                                                47,550  3,436,391       0.1%
   Tokyo Dome Corp.                                          567,100  5,389,944       0.2%
#  Tokyo Individualized Educational Institute, Inc.          112,900    604,559       0.0%
   Tokyotokeiba Co., Ltd.                                    758,000  1,488,732       0.1%
#  Tokyu Recreation Co., Ltd.                                 83,000    625,537       0.0%
#  Tomy Co., Ltd.                                            440,593  4,759,501       0.2%
   Topre Corp.                                               264,300  6,120,154       0.2%
   Toridoll Corp.                                            146,300  3,389,533       0.1%
   Torikizoku Co., Ltd.                                       43,700  1,139,838       0.0%
   Tosho Co., Ltd.                                            51,200  2,216,696       0.1%
   Tow Co., Ltd.                                              69,300    439,963       0.0%
   Toyo Tire & Rubber Co., Ltd.                              623,700  9,673,815       0.3%
   TPR Co., Ltd.                                             131,000  3,788,033       0.1%
   TS Tech Co., Ltd.                                         291,000  7,802,205       0.3%
   TSI Holdings Co., Ltd.                                    436,295  2,453,330       0.1%
#  Tsukada Global Holdings, Inc.                             109,400    752,270       0.0%
   Tsukamoto Corp. Co., Ltd.                                 190,000    209,917       0.0%
   Tsutsumi Jewelry Co., Ltd.                                 48,600    768,853       0.0%
   TV Asahi Holdings Corp.                                    63,100  1,183,758       0.0%
   Tv Tokyo Holdings Corp.                                    86,300  1,974,520       0.1%
   Tyo, Inc.                                                 352,400    506,743       0.0%
#  U-Shin, Ltd.                                              114,300    807,831       0.0%
   Umenohana Co., Ltd.                                         1,000     24,879       0.0%
   Unipres Corp.                                             230,700  4,452,141       0.2%
   United Arrows, Ltd.                                       137,700  3,758,841       0.1%
#* Unitika, Ltd.                                           3,992,000  2,693,109       0.1%
#* Universal Entertainment Corp.                             116,400  3,483,920       0.1%
   Usen Corp.                                                685,080  2,210,734       0.1%
   ValueCommerce Co., Ltd.                                    57,700    194,861       0.0%
#  Vector, Inc.                                              166,500  1,965,445       0.1%
   VIA Holdings, Inc.                                         12,100    101,936       0.0%
#  Village Vanguard Co., Ltd.                                 32,100    410,226       0.0%
#  VT Holdings Co., Ltd.                                     498,700  2,679,080       0.1%
   Wacoal Holdings Corp.                                     676,000  7,799,386       0.3%
#  WATAMI Co., Ltd.                                          141,100  1,530,470       0.1%
   Watts Co., Ltd.                                             1,000     10,496       0.0%
   Workman Co., Ltd.                                           1,800     57,278       0.0%
   Wowow, Inc.                                                49,200  1,407,524       0.1%
   Xebio Holdings Co., Ltd.                                  156,500  2,429,373       0.1%
   Yachiyo Industry Co., Ltd.                                 24,000    208,122       0.0%
   Yamato International, Inc.                                 13,900     51,625       0.0%
   Yellow Hat, Ltd.                                           92,700  1,979,870       0.1%
#  Yomiuri Land Co., Ltd.                                    239,000  1,028,072       0.0%
   Yondoshi Holding, Inc.                                     17,520    437,695       0.0%
   Yorozu Corp.                                              110,100  1,733,792       0.1%
#  Yoshinoya Holdings Co., Ltd.                              158,800  2,392,640       0.1%
   Yume No Machi Souzou Iinkai Co., Ltd.                      11,400    277,107       0.0%
   Yutaka Giken Co., Ltd.                                      3,100     61,949       0.0%
   Zenrin Co., Ltd.                                          161,500  2,817,169       0.1%
   Zensho Holdings Co., Ltd.                                 244,600  4,568,119       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                           SHARES    VALUE++    OF NET ASSETS**
                                                           ------- ------------ ---------------
Consumer Discretionary -- (Continued)
#  Zojirushi Corp.                                         232,300 $  3,202,749       0.1%
                                                                   ------------      ----
Total Consumer Discretionary                                        603,813,642      19.3%
                                                                   ------------      ----
Consumer Staples -- (7.7%)
   Aderans Co., Ltd.                                       184,300    1,084,838       0.0%
   Aeon Hokkaido Corp.                                     273,900    1,429,431       0.0%
   Ain Holdings, Inc.                                      124,600    8,409,946       0.3%
   Albis Co., Ltd.                                           8,000      170,954       0.0%
   Arcs Co., Ltd.                                          229,700    5,763,653       0.2%
   Ariake Japan Co., Ltd.                                  106,100    5,927,475       0.2%
   Artnature, Inc.                                         113,600      694,159       0.0%
   Axial Retailing, Inc.                                    87,600    3,146,824       0.1%
   Belc Co., Ltd.                                           59,400    2,400,072       0.1%
   Bourbon Corp.                                             5,900      137,212       0.0%
   C'BON COSMETICS Co., Ltd.                                 2,400       49,971       0.0%
   Cawachi, Ltd.                                            91,800    2,362,537       0.1%
   Chubu Shiryo Co., Ltd.                                  119,300      966,855       0.0%
#  Chuo Gyorui Co., Ltd.                                    93,000      242,112       0.0%
   Ci:z Holdings Co., Ltd.                                 157,300    4,509,944       0.1%
   Coca-Cola East Japan Co., Ltd.                          116,700    2,572,252       0.1%
   Cocokara fine, Inc.                                     109,660    4,241,741       0.1%
   Create SD Holdings Co., Ltd.                            164,400    3,441,447       0.1%
#  Daikokutenbussan Co., Ltd.                               38,300    1,799,875       0.1%
   Dydo Drinco, Inc.                                        47,100    2,606,858       0.1%
   Earth Chemical Co., Ltd.                                 26,300    1,220,623       0.0%
   Eco's Co., Ltd.                                          20,700      243,786       0.0%
   FamilyMart UNY Holdings Co., Ltd.                            21        1,342       0.0%
#  Fancl Corp.                                              95,300    1,440,368       0.1%
   Feed One Co., Ltd.                                      812,440    1,028,628       0.0%
*  First Baking Co., Ltd.                                  183,000      242,301       0.0%
   Fuji Oil Holdings, Inc.                                 362,600    6,992,573       0.2%
   Fujicco Co., Ltd.                                        90,400    2,068,294       0.1%
*  Fujiya Co., Ltd.                                         86,000      167,219       0.0%
#  Genky Stores, Inc.                                       24,200    1,423,904       0.0%
#  HABA Laboratories, Inc.                                   2,500       75,880       0.0%
   Hagoromo Foods Corp.                                     39,000      458,177       0.0%
   Halows Co., Ltd.                                         15,300      339,866       0.0%
*  Hayashikane Sangyo Co., Ltd.                             24,200      206,325       0.0%
   Heiwado Co., Ltd.                                       182,000    3,788,269       0.1%
   Hokkaido Coca-Cola Bottling Co., Ltd.                    87,000      526,655       0.0%
   Hokuto Corp.                                            150,400    2,927,101       0.1%
#  House Foods Group, Inc.                                  99,700    2,225,650       0.1%
   Ichimasa Kamaboko Co., Ltd.                               3,300       35,356       0.0%
#  Inageya Co., Ltd.                                       177,800    2,408,106       0.1%
   Itochu-Shokuhin Co., Ltd.                                26,800    1,072,590       0.0%
*  Itoham Yonekyu Holdings, Inc.                           181,527    1,731,074       0.1%
   Iwatsuka Confectionery Co., Ltd.                          1,500       49,775       0.0%
   J-Oil Mills, Inc.                                        56,300    2,001,884       0.1%
#  Kakiyasu Honten Co., Ltd.                                27,700      496,892       0.0%
   Kameda Seika Co., Ltd.                                   72,000    3,769,337       0.1%
   Kaneko Seeds Co., Ltd.                                   28,700      416,037       0.0%
   Kato Sangyo Co., Ltd.                                   119,100    2,868,420       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
Consumer Staples -- (Continued)
#  Kenko Mayonnaise Co., Ltd.                                 58,500 $2,145,026       0.1%
#  Key Coffee, Inc.                                          109,700  2,174,920       0.1%
   Kirindo Holdings Co., Ltd.                                 29,300    219,161       0.0%
#  Kobe Bussan Co., Ltd.                                      78,000  2,441,335       0.1%
   Kotobuki Spirits Co., Ltd.                                 98,800  2,328,274       0.1%
#  Kusuri No Aoki Co., Ltd.                                   92,700  4,731,366       0.2%
   Kyokuyo Co., Ltd.                                          58,699  1,544,471       0.1%
   Life Corp.                                                165,100  5,359,447       0.2%
   Mandom Corp.                                              104,400  4,869,279       0.2%
   Marudai Food Co., Ltd.                                    598,000  2,847,819       0.1%
   Maruha Nichiro Corp.                                      244,307  6,774,203       0.2%
#  Maxvalu Nishinihon Co., Ltd.                                5,600     89,382       0.0%
#  Maxvalu Tokai Co., Ltd.                                    49,300    875,601       0.0%
   Medical System Network Co., Ltd.                          143,300    612,956       0.0%
   Megmilk Snow Brand Co., Ltd.                               88,700  3,085,679       0.1%
   Meito Sangyo Co., Ltd.                                     52,200    686,651       0.0%
#  Milbon Co., Ltd.                                           66,576  2,984,034       0.1%
   Ministop Co., Ltd.                                         92,800  1,599,442       0.1%
   Mitsubishi Shokuhin Co., Ltd.                              81,100  2,662,119       0.1%
   Mitsui Sugar Co., Ltd.                                    112,770  2,540,840       0.1%
#  Miyoshi Oil & Fat Co., Ltd.                               379,000    486,834       0.0%
   Morinaga & Co., Ltd.                                      123,800  5,758,587       0.2%
   Morinaga Milk Industry Co., Ltd.                        1,164,000  9,375,501       0.3%
   Morozoff, Ltd.                                            189,000    818,951       0.0%
   Nagatanien Holding Co., Ltd.                              138,000  1,761,080       0.1%
   Nakamuraya Co., Ltd.                                       18,400    829,033       0.0%
   Natori Co., Ltd.                                           37,500    655,192       0.0%
   Nichimo Co., Ltd.                                         170,000    262,151       0.0%
#  Nihon Chouzai Co., Ltd.                                    28,060  1,172,103       0.0%
   Niitaka Co., Ltd.                                           2,060     29,685       0.0%
   Nippon Beet Sugar Manufacturing Co., Ltd.                  66,100  1,288,551       0.0%
#  Nippon Flour Mills Co., Ltd.                              361,000  5,338,906       0.2%
   Nippon Suisan Kaisha, Ltd.                              1,570,900  7,550,304       0.2%
   Nisshin Oillio Group, Ltd. (The)                          793,000  3,605,260       0.1%
   Nissin Sugar Co., Ltd.                                     62,600    905,960       0.0%
   Nitto Fuji Flour Milling Co., Ltd.                          6,400    229,734       0.0%
   Noevir Holdings Co., Ltd.                                  61,300  1,856,511       0.1%
   Oenon Holdings, Inc.                                      307,000    754,882       0.0%
#  OIE Sangyo Co., Ltd.                                       20,900    209,303       0.0%
   Okuwa Co., Ltd.                                           119,000  1,245,924       0.0%
   Olympic Group Corp.                                        63,100    351,040       0.0%
#  OUG Holdings, Inc.                                         29,000     74,599       0.0%
   Prima Meat Packers, Ltd.                                  956,000  3,471,159       0.1%
   Qol Co., Ltd.                                              90,900  1,433,274       0.1%
#  Riken Vitamin Co., Ltd.                                    74,100  3,215,720       0.1%
   Rock Field Co., Ltd.                                      132,000  1,833,264       0.1%
   Rokko Butter Co., Ltd.                                     66,500  1,790,355       0.1%
#  S Foods, Inc.                                              75,562  2,021,954       0.1%
   S&B Foods, Inc.                                               499     24,734       0.0%
   Sagami Rubber Industries Co., Ltd.                          2,000     16,183       0.0%
   Sakata Seed Corp.                                         182,600  5,256,622       0.2%
   San-A Co., Ltd.                                           101,200  5,508,857       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
Consumer Staples -- (Continued)
   Sapporo Holdings, Ltd.                                    200,000 $  5,650,137       0.2%
#  Shoei Foods Corp.                                          71,800    1,133,541       0.0%
   Showa Sangyo Co., Ltd.                                    609,000    3,256,643       0.1%
   Sogo Medical Co., Ltd.                                     55,800    1,696,626       0.1%
   ST Corp.                                                   81,200    1,002,543       0.0%
#  Starzen Co., Ltd.                                          55,800    2,955,160       0.1%
   Takara Holdings, Inc.                                     980,300    9,284,173       0.3%
   Tobu Store Co., Ltd.                                       19,000      510,538       0.0%
   Toho Co., Ltd.                                             44,100    1,041,371       0.0%
#  Tohto Suisan Co., Ltd.                                     17,299      276,945       0.0%
#  Torigoe Co., Ltd. (The)                                    82,000      604,450       0.0%
   Toyo Sugar Refining Co., Ltd.                             157,000      163,124       0.0%
   Transaction Co., Ltd.                                       8,300      152,584       0.0%
   United Super Markets Holdings, Inc.                       300,300    2,711,511       0.1%
   Valor Holdings Co., Ltd.                                  220,500    6,254,353       0.2%
   Warabeya Nichiyo Holdings Co., Ltd.                        85,460    2,061,235       0.1%
   Watahan & Co., Ltd.                                        27,500      427,146       0.0%
   YA-MAN, Ltd.                                                  800       24,816       0.0%
#  Yaizu Suisankagaku Industry Co., Ltd.                      46,100      444,543       0.0%
   YAKUODO Co., Ltd.                                          18,100    1,176,790       0.0%
   Yamatane Corp.                                             53,500      705,281       0.0%
#  Yamaya Corp.                                               25,600      371,947       0.0%
   Yamazawa Co., Ltd.                                            700       11,520       0.0%
   Yaoko Co., Ltd.                                           110,900    4,656,545       0.2%
#  Yokohama Reito Co., Ltd.                                  291,700    2,950,283       0.1%
   Yomeishu Seizo Co., Ltd.                                   49,800      898,121       0.0%
   Yuasa Funashoku Co., Ltd.                                 121,000      322,883       0.0%
   Yutaka Foods Corp.                                          6,000      106,539       0.0%
                                                                     ------------       ---
Total Consumer Staples                                                262,740,154       8.4%
                                                                     ------------       ---
Energy -- (1.0%)
   BP Castrol KK                                              57,400      767,020       0.0%
   Cosmo Energy Holdings Co., Ltd.                           363,000    4,743,948       0.2%
   Fuji Kosan Co., Ltd.                                       33,100      134,207       0.0%
*  Fuji Oil Co., Ltd.                                        284,800      908,247       0.0%
   Itochu Enex Co., Ltd.                                     302,200    2,321,843       0.1%
#  Japan Drilling Co., Ltd.                                   41,100      922,473       0.0%
   Japan Oil Transportation Co., Ltd.                          8,400      181,227       0.0%
   Japan Petroleum Exploration Co., Ltd.                     190,600    4,170,325       0.1%
   Mitsuuroko Group Holdings Co., Ltd.                       181,700    1,209,432       0.0%
#  Modec, Inc.                                               104,600    1,766,742       0.1%
#  Nippon Coke & Engineering Co., Ltd.                     1,272,800    1,123,684       0.0%
#  Nippon Gas Co., Ltd.                                      206,100    6,237,241       0.2%
   Sala Corp.                                                201,300    1,206,645       0.0%
   San-Ai Oil Co., Ltd.                                      310,000    2,185,609       0.1%
   Shinko Plantech Co., Ltd.                                 237,200    1,759,046       0.1%
   Sinanen Holdings Co., Ltd.                                 52,000    1,031,673       0.0%
   Toa Oil Co., Ltd.                                         415,000      596,846       0.0%
   Toyo Kanetsu K.K.                                         568,000    1,286,464       0.1%
                                                                     ------------       ---
Total Energy                                                           32,552,672       1.0%
                                                                     ------------       ---

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
Financials -- (8.7%)
   77 Bank, Ltd. (The)                                     1,749,760 $7,904,201       0.3%
   Accretive Co., Ltd.                                        57,800    213,217       0.0%
   Advance Create Co., Ltd.                                    3,200     51,434       0.0%
   Aichi Bank, Ltd. (The)                                     51,700  2,864,536       0.1%
   Aizawa Securities Co., Ltd.                               162,800    899,550       0.0%
   Akita Bank, Ltd. (The)                                  1,079,400  3,616,242       0.1%
#  Anicom Holdings, Inc.                                      88,500  1,982,694       0.1%
   Aomori Bank, Ltd. (The)                                 1,186,000  4,007,774       0.1%
   Asax Co., Ltd.                                              1,700     24,845       0.0%
   Awa Bank, Ltd. (The)                                    1,178,000  7,746,673       0.3%
#  Bank of Iwate, Ltd. (The)                                  99,400  4,185,465       0.1%
   Bank of Kochi, Ltd. (The)                                 301,000    343,876       0.0%
#  Bank of Nagoya, Ltd. (The)                                102,430  3,605,601       0.1%
   Bank of Okinawa, Ltd. (The)                               132,960  4,667,098       0.2%
   Bank of Saga, Ltd. (The)                                  808,000  2,106,986       0.1%
   Bank of the Ryukyus, Ltd.                                 227,380  2,991,196       0.1%
   Chiba Kogyo Bank, Ltd. (The)                              259,600  1,150,766       0.0%
   Chugoku Bank, Ltd. (The)                                   37,500    503,158       0.0%
#  Chukyo Bank, Ltd. (The)                                    70,000  1,552,835       0.1%
   Daiichi Commodities Co., Ltd.                              13,700     39,599       0.0%
#  Daisan Bank, Ltd. (The)                                    85,500  1,446,371       0.0%
   Daishi Bank, Ltd. (The)                                 2,071,000  8,905,139       0.3%
   Daito Bank, Ltd. (The)                                    873,000  1,404,955       0.0%
#  DSB Co., Ltd.                                              55,800    274,153       0.0%
   eGuarantee, Inc.                                           39,200  1,044,838       0.0%
#  Ehime Bank, Ltd. (The)                                    190,600  2,514,401       0.1%
   Eighteenth Bank, Ltd. (The)                             1,048,000  3,250,122       0.1%
   FIDEA Holdings Co., Ltd.                                  874,800  1,573,380       0.1%
#  Financial Products Group Co., Ltd.                        409,700  3,581,472       0.1%
   Fukui Bank, Ltd. (The)                                  1,317,000  3,484,097       0.1%
   Fukushima Bank, Ltd. (The)                              1,421,000  1,313,053       0.0%
   Fuyo General Lease Co., Ltd.                               92,800  4,706,206       0.2%
#  GCA Corp.                                                 119,400    890,561       0.0%
   GMO Click Holdings, Inc.                                   19,500    145,203       0.0%
   Gunma Bank, Ltd. (The)                                  1,453,800  6,941,697       0.2%
   Hokkoku Bank, Ltd. (The)                                1,742,000  5,834,153       0.2%
   Hokuetsu Bank, Ltd. (The)                                 130,000  3,068,798       0.1%
   Hokuhoku Financial Group, Inc.                            364,900  5,259,952       0.2%
   Hyakugo Bank, Ltd. (The)                                1,614,609  5,945,715       0.2%
   Hyakujushi Bank, Ltd. (The)                             1,584,000  5,395,392       0.2%
   IBJ Leasing Co., Ltd.                                     116,300  2,432,382       0.1%
   Ichiyoshi Securities Co., Ltd.                            229,400  1,720,034       0.1%
#  IwaiCosmo Holdings, Inc.                                  106,900    929,236       0.0%
   Iyo Bank, Ltd. (The)                                      307,200  1,887,989       0.1%
   J Trust Co., Ltd.                                         163,300  1,335,044       0.0%
   Jaccs Co., Ltd.                                           449,000  1,760,870       0.1%
   Jafco Co., Ltd.                                           218,500  7,254,120       0.2%
   Japan Securities Finance Co., Ltd.                        272,300  1,210,204       0.0%
   Jimoto Holdings, Inc.                                     526,400    886,643       0.0%
   Juroku Bank, Ltd. (The)                                 2,085,000  6,287,410       0.2%
#  kabu.com Securities Co., Ltd.                           1,026,600  3,231,928       0.1%
   Kansai Urban Banking Corp.                                149,200  1,653,779       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
Financials -- (Continued)
   Keiyo Bank, Ltd. (The)                                  1,576,000 $6,628,185       0.2%
   Kita-Nippon Bank, Ltd. (The)                               49,506  1,477,714       0.0%
   Kiyo Bank, Ltd. (The)                                     396,690  6,576,563       0.2%
#  Kosei Securities Co., Ltd. (The)                           67,000     79,675       0.0%
   Kyokuto Securities Co., Ltd.                              128,800  1,863,553       0.1%
   Kyushu Financial Group, Inc.                              618,420  4,112,146       0.1%
*  M&A Capital Partners Co., Ltd.                             23,200    568,604       0.0%
#  Marusan Securities Co., Ltd.                              119,100    989,301       0.0%
   Mebuki Financial Group, Inc.                              446,000  1,587,204       0.1%
#  Michinoku Bank, Ltd. (The)                                846,000  1,684,648       0.1%
   Mie Bank, Ltd. (The)                                       52,300  1,066,480       0.0%
#  Minato Bank, Ltd. (The)                                   108,400  1,983,863       0.1%
   Mito Securities Co., Ltd.                                 338,500    785,845       0.0%
   Miyazaki Bank, Ltd. (The)                                 931,000  2,622,313       0.1%
#  Monex Group, Inc.                                       1,215,700  2,786,301       0.1%
#  Money Partners Group Co., Ltd.                             88,700    416,503       0.0%
#  MONEY SQUARE HOLDINGS, Inc.                                 9,700    114,772       0.0%
   Musashino Bank, Ltd. (The)                                206,000  5,687,907       0.2%
#  Nagano Bank, Ltd. (The)                                    51,799    989,733       0.0%
   Nanto Bank, Ltd. (The)                                    121,600  4,623,144       0.2%
*  New Real Property K.K.                                     43,900         --       0.0%
*  Nishi-Nippon Financial Holdings, Inc.                     499,600  4,973,609       0.2%
   North Pacific Bank, Ltd.                                2,303,600  8,591,023       0.3%
#  OAK Capital Corp.                                         265,200    398,596       0.0%
   Ogaki Kyoritsu Bank, Ltd. (The)                         1,857,000  6,643,158       0.2%
#  Oita Bank, Ltd. (The)                                   1,014,900  3,843,769       0.1%
   Okasan Securities Group, Inc.                             775,000  4,119,702       0.1%
   Pocket Card Co., Ltd.                                      26,900    128,101       0.0%
   Ricoh Leasing Co., Ltd.                                    96,900  2,799,220       0.1%
   San-In Godo Bank, Ltd. (The)                              957,000  6,885,558       0.2%
#  Sawada Holdings Co., Ltd.                                 142,000  1,299,875       0.0%
   Senshu Ikeda Holdings, Inc.                             1,424,200  6,479,964       0.2%
#  Shiga Bank, Ltd. (The)                                  1,365,000  7,079,411       0.2%
   Shikoku Bank, Ltd. (The)                                1,210,000  2,855,318       0.1%
   Shimane Bank, Ltd. (The)                                   16,600    202,116       0.0%
   Shimizu Bank, Ltd. (The)                                   48,000  1,447,779       0.0%
#  Sparx Group Co., Ltd.                                     573,900  1,097,508       0.0%
   Taiko Bank, Ltd. (The)                                    219,000    565,269       0.0%
#  Takagi Securities Co., Ltd.                               224,000    298,432       0.0%
   Tochigi Bank, Ltd. (The)                                  705,000  3,398,983       0.1%
   Toho Bank, Ltd. (The)                                   1,323,200  5,023,333       0.2%
   Tohoku Bank, Ltd. (The)                                   588,000    818,066       0.0%
   Tokai Tokyo Financial Holdings, Inc.                    1,190,900  6,041,927       0.2%
   Tokyo TY Financial Group, Inc.                            155,338  4,970,692       0.2%
   Tomato Bank, Ltd.                                          48,400    732,063       0.0%
   TOMONY Holdings, Inc.                                     913,950  4,721,932       0.2%
   Tottori Bank, Ltd. (The)                                   35,300    581,916       0.0%
   Towa Bank, Ltd. (The)                                   2,066,000  2,183,543       0.1%
   Toyo Securities Co., Ltd.                                 419,000    745,488       0.0%
   Tsukuba Bank, Ltd.                                        495,100  1,478,905       0.1%
#  Yamagata Bank, Ltd. (The)                                 854,500  3,691,314       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                           SHARES    VALUE++    OF NET ASSETS**
                                                           ------- ------------ ---------------
Financials -- (Continued)
   Yamanashi Chuo Bank, Ltd. (The)                         976,000 $  4,773,481       0.2%
                                                                   ------------       ---
Total Financials                                                    293,541,548       9.4%
                                                                   ------------       ---
Health Care -- (4.1%)
   As One Corp.                                             86,768    3,892,957       0.1%
#  ASKA Pharmaceutical Co., Ltd.                           131,300    2,265,373       0.1%
   Biofermin Pharmaceutical Co., Ltd.                       13,900      356,623       0.0%
   BML, Inc.                                               136,600    3,622,967       0.1%
#  CMIC Holdings Co., Ltd.                                  72,200    1,072,418       0.0%
   Create Medic Co., Ltd.                                   28,000      252,696       0.0%
#  Daiken Medical Co., Ltd.                                101,500      767,586       0.0%
   Daito Pharmaceutical Co., Ltd.                           69,580    1,531,392       0.1%
   Dvx, Inc.                                                 7,700      111,198       0.0%
   Eiken Chemical Co., Ltd.                                 93,900    2,565,688       0.1%
   EPS Holdings, Inc.                                      198,600    2,606,254       0.1%
   FALCO HOLDINGS Co., Ltd.                                 45,700      595,455       0.0%
#  FINDEX, Inc.                                             98,600      928,982       0.0%
   Fuji Pharma Co., Ltd.                                    46,200    1,143,717       0.1%
   Fukuda Denshi Co., Ltd.                                   2,100      126,427       0.0%
   Fuso Pharmaceutical Industries, Ltd.                     41,500    1,080,704       0.0%
   Hogy Medical Co., Ltd.                                   71,300    4,696,455       0.2%
   Iwaki & Co., Ltd.                                       154,000      303,551       0.0%
   Japan Lifeline Co., Ltd.                                 49,700    2,574,150       0.1%
#  Japan Medical Dynamic Marketing, Inc.                   108,100      801,959       0.0%
#  Jeol, Ltd.                                              512,000    2,139,722       0.1%
#  JMS Co., Ltd.                                           157,000      413,792       0.0%
   Kawasumi Laboratories, Inc.                              69,100      431,059       0.0%
   Kissei Pharmaceutical Co., Ltd.                         150,300    3,928,111       0.1%
   KYORIN Holdings, Inc.                                   276,100    6,170,534       0.2%
   Linical Co., Ltd.                                        80,000    1,125,142       0.0%
#  Mani, Inc.                                              134,700    3,134,627       0.1%
   Menicon Co., Ltd.                                        26,000      736,892       0.0%
   Mochida Pharmaceutical Co., Ltd.                         78,399    6,142,719       0.2%
#  N Field Co., Ltd.                                        67,900      968,850       0.0%
   Nagaileben Co., Ltd.                                     51,200    1,124,194       0.0%
   Nakanishi, Inc.                                         117,700    4,211,381       0.1%
   ND Software Co., Ltd.                                     5,200       41,967       0.0%
   Nichi-iko Pharmaceutical Co., Ltd.                      264,250    4,739,766       0.2%
#  NichiiGakkan Co., Ltd.                                  281,400    2,342,450       0.1%
#  Nikkiso Co., Ltd.                                       391,100    3,456,178       0.1%
   Nippon Chemiphar Co., Ltd.                               17,100      709,508       0.0%
   Nipro Corp.                                             702,100    8,670,187       0.3%
   Nissui Pharmaceutical Co., Ltd.                          69,700      767,178       0.0%
   Paramount Bed Holdings Co., Ltd.                        114,200    4,349,353       0.2%
#  Rion Co., Ltd.                                           44,300      676,984       0.0%
   Rohto Pharmaceutical Co., Ltd.                          546,700    9,592,173       0.3%
   Seed Co., Ltd.                                            8,600      140,508       0.0%
   Ship Healthcare Holdings, Inc.                          279,700    8,181,874       0.3%
   Shofu, Inc.                                              35,700      454,390       0.0%
   Software Service, Inc.                                   18,000      728,617       0.0%
   Taiko Pharmaceutical Co., Ltd.                           51,400      795,159       0.0%
   Techno Medica Co., Ltd.                                  26,400      450,675       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
Health Care -- (Continued)
#  Toho Holdings Co., Ltd.                                   321,000 $  6,735,061       0.2%
   Tokai Corp.                                                58,500    1,992,666       0.1%
   Torii Pharmaceutical Co., Ltd.                             81,400    1,875,615       0.1%
#  Towa Pharmaceutical Co., Ltd.                              59,100    2,204,478       0.1%
   Tsukui Corp.                                              339,000    2,223,065       0.1%
   Tsumura & Co.                                             359,800   10,225,153       0.3%
   Uchiyama Holdings Co., Ltd.                                24,200       96,365       0.0%
#  Vital KSK Holdings, Inc.                                  201,900    2,135,439       0.1%
   Wakamoto Pharmaceutical Co., Ltd.                         107,000      240,626       0.0%
   WIN-Partners Co., Ltd.                                     20,800      349,649       0.0%
   ZERIA Pharmaceutical Co., Ltd.                            126,399    2,118,265       0.1%
                                                                     ------------       ---
Total Health Care                                                     138,116,924       4.4%
                                                                     ------------       ---
Industrials -- (26.2%)
#  A&A Material Corp.                                        127,000      114,934       0.0%
   Abist Co., Ltd.                                             6,000      154,630       0.0%
   Advan Co., Ltd.                                           167,700    1,548,877       0.1%
   Advanex, Inc.                                              22,099      258,400       0.0%
   Aeon Delight Co., Ltd.                                    111,400    3,293,054       0.1%
   Aica Kogyo Co., Ltd.                                      314,300    8,968,870       0.3%
   Aichi Corp.                                               202,700    1,640,077       0.1%
#  Aida Engineering, Ltd.                                    344,200    2,959,298       0.1%
   AIT Corp.                                                  20,400      180,331       0.0%
#  Ajis Co., Ltd.                                             10,700      503,266       0.0%
#  Alinco, Inc.                                               70,300      655,047       0.0%
   Alps Logistics Co., Ltd.                                   98,600      565,213       0.0%
   Altech Corp.                                               44,750      964,636       0.0%
#  Anest Iwata Corp.                                         185,100    1,861,441       0.1%
*  Arrk Corp.                                                422,400      325,086       0.0%
   Asahi Diamond Industrial Co., Ltd.                        328,200    2,445,749       0.1%
   Asahi Kogyosha Co., Ltd.                                   25,000      728,196       0.0%
   Asanuma Corp.                                             383,000      910,247       0.0%
   Asunaro Aoki Construction Co., Ltd.                       142,800      982,826       0.0%
   Bando Chemical Industries, Ltd.                           231,000    2,223,007       0.1%
   Benefit One, Inc.                                          96,900    2,802,677       0.1%
   Bunka Shutter Co., Ltd.                                   346,100    2,870,128       0.1%
   Canare Electric Co., Ltd.                                   3,500       67,528       0.0%
   Career Design Center Co., Ltd.                             28,800      256,756       0.0%
   Central Glass Co., Ltd.                                 1,214,000    4,965,805       0.2%
   Central Security Patrols Co., Ltd.                         48,200      948,752       0.0%
   Chilled & Frozen Logistics Holdings Co., Ltd.              22,000      212,745       0.0%
#  Chiyoda Corp.                                             993,000    8,661,260       0.3%
*  Chiyoda Integre Co., Ltd.                                  74,300    1,537,806       0.1%
   Chudenko Corp.                                            157,900    3,282,258       0.1%
   Chugai Ro Co., Ltd.                                       373,000      720,398       0.0%
   CKD Corp.                                                 341,900    4,257,828       0.1%
   Comany, Inc.                                                3,100       47,910       0.0%
#  Cosel Co., Ltd.                                           120,800    1,445,606       0.1%
   Creek & River Co., Ltd.                                    18,700      133,834       0.0%
   CTI Engineering Co., Ltd.                                  72,300      698,608       0.0%
   Dai-Dan Co., Ltd.                                         160,000    1,356,289       0.1%
   Daido Kogyo Co., Ltd.                                     200,000      446,704       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
Industrials -- (Continued)
   Daifuku Co., Ltd.                                         444,100 $ 8,024,354       0.3%
   Daihatsu Diesel Manufacturing Co., Ltd.                    86,000     513,073       0.0%
#  Daihen Corp.                                              641,000   3,716,479       0.1%
#  Daiho Corp.                                               521,000   2,864,464       0.1%
   Daiichi Jitsugyo Co., Ltd.                                260,000   1,440,168       0.1%
#* Daikokuya Holdings Co., Ltd.                              389,900     285,586       0.0%
   Daiseki Co., Ltd.                                         216,263   4,439,922       0.2%
#  Daiseki Eco. Solution Co., Ltd.                            21,300     301,837       0.0%
#  Daisue Construction Co., Ltd.                              41,100     353,983       0.0%
   Daiwa Industries, Ltd.                                    173,000   1,506,772       0.1%
#* Danto Holdings Corp.                                      165,000     301,745       0.0%
   Denyo Co., Ltd.                                            85,300   1,058,598       0.0%
#  DMG Mori Co., Ltd.                                        434,800   4,611,601       0.2%
   DMW Corp.                                                   4,800      82,360       0.0%
   Duskin Co., Ltd.                                          224,100   4,304,583       0.1%
#  Ebara Jitsugyo Co., Ltd.                                   39,300     475,881       0.0%
   Eidai Co., Ltd.                                           124,000     535,448       0.0%
   en-japan, Inc.                                            126,500   2,437,410       0.1%
   Endo Lighting Corp.                                        60,200     470,342       0.0%
*  Enshu, Ltd.                                               197,000     121,876       0.0%
   F&M Co., Ltd.                                               9,400      83,973       0.0%
#  First Energy Service Co., Ltd. (The)                       48,300     329,716       0.0%
   Freund Corp.                                               19,800     319,190       0.0%
   Fudo Tetra Corp.                                        1,050,500   1,847,901       0.1%
   Fuji Machine Manufacturing Co., Ltd.                      119,900   1,525,975       0.1%
   Fujikura, Ltd.                                          1,935,000  11,369,097       0.4%
   Fujisash Co., Ltd.                                        494,100     418,591       0.0%
#  Fujitec Co., Ltd.                                         436,800   4,996,996       0.2%
   Fukuda Corp.                                              395,000   4,651,170       0.2%
   Fukushima Industries Corp.                                 85,300   2,912,062       0.1%
#  Fukuyama Transporting Co., Ltd.                           774,400   4,410,274       0.2%
   FULLCAST Holdings Co., Ltd..                              121,700   1,119,359       0.0%
   Funai Soken Holdings, Inc.                                159,360   2,462,495       0.1%
   Furukawa Co., Ltd.                                      1,800,000   2,874,167       0.1%
   Furukawa Electric Co., Ltd.                               462,800  13,615,795       0.4%
   Furusato Industries, Ltd.                                  52,000     743,146       0.0%
#  Futaba Corp.                                              206,300   3,368,102       0.1%
   Gecoss Corp.                                              104,400     954,275       0.0%
   Giken, Ltd.                                                 8,000     139,949       0.0%
   Glory, Ltd.                                               268,900   8,889,500       0.3%
   GS Yuasa Corp.                                          2,130,000   9,197,857       0.3%
#  Hamakyorex Co., Ltd.                                       91,400   1,702,048       0.1%
#  HANEDA ZENITH HOLDINGS Co., Ltd.                          120,400     310,735       0.0%
   Hanwa Co., Ltd.                                         1,221,000   7,470,479       0.2%
   Hazama Ando Corp.                                       1,082,400   6,977,701       0.2%
   Helios Techno Holdings Co., Ltd.                            6,900      27,522       0.0%
   Hibiya Engineering, Ltd.                                  118,200   1,853,880       0.1%
   Hirakawa Hewtech Corp.                                     14,900     134,491       0.0%
   Hirano Tecseed Co., Ltd.                                    8,200      75,261       0.0%
#  Hirata Corp.                                               20,000   1,519,348       0.1%
   Hisaka Works, Ltd.                                        109,500     859,642       0.0%
   Hitachi Koki Co., Ltd.                                    311,600   2,638,612       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
Industrials -- (Continued)
   Hitachi Transport System, Ltd.                            278,000 $5,730,816       0.2%
   Hitachi Zosen Corp.                                       991,379  4,989,671       0.2%
#  Hito Communications, Inc.                                  35,100    511,449       0.0%
   Hokuetsu Industries Co., Ltd.                             107,600    702,539       0.0%
#  Hokuriku Electrical Construction Co., Ltd.                 23,000    188,008       0.0%
   Hosokawa Micron Corp.                                     204,000  1,271,934       0.0%
   Howa Machinery, Ltd.                                       72,100    355,081       0.0%
#  Ichiken Co., Ltd.                                         143,000    536,762       0.0%
#  Ichinen Holdings Co., Ltd.                                114,200  1,103,810       0.0%
   Idec Corp.                                                161,700  1,449,197       0.1%
#  Iino Kaiun Kaisha, Ltd.                                   541,400  2,013,497       0.1%
   Inaba Denki Sangyo Co., Ltd.                              138,700  5,032,229       0.2%
   Inaba Seisakusho Co., Ltd.                                 49,700    631,657       0.0%
   Inabata & Co., Ltd.                                       296,300  3,220,774       0.1%
   Interworks, Inc.                                            6,800     73,882       0.0%
#  Inui Global Logistics Co., Ltd.                            71,880    691,847       0.0%
   Iseki & Co., Ltd.                                       1,110,000  2,745,459       0.1%
   Ishii Iron Works Co., Ltd.                                 11,000    165,037       0.0%
   Itoki Corp.                                               215,800  1,329,817       0.1%
   Iwasaki Electric Co., Ltd.                                372,000    573,566       0.0%
   Iwatani Corp.                                           1,087,000  6,491,740       0.2%
   J-COM Holdings Co., Ltd.                                   22,300    422,428       0.0%
#  JAC Recruitment Co., Ltd.                                  93,100  1,205,329       0.0%
#  Jalux, Inc.                                                39,500    665,318       0.0%
#  Jamco Corp.                                                68,400  1,410,445       0.1%
   Japan Foundation Engineering Co., Ltd.                    119,500    394,738       0.0%
   Japan Pulp & Paper Co., Ltd.                              519,000  1,739,046       0.1%
   Japan Steel Works, Ltd. (The)                             398,400  8,557,307       0.3%
   Japan Transcity Corp.                                     242,000    901,162       0.0%
   JK Holdings Co., Ltd.                                      89,940    471,965       0.0%
   Juki Corp.                                                185,800  1,389,080       0.1%
   Kamei Corp.                                               148,700  1,416,514       0.1%
   Kanaden Corp.                                             110,600  1,067,550       0.0%
#  Kanagawa Chuo Kotsu Co., Ltd.                             190,000  1,354,947       0.1%
   Kanamoto Co., Ltd.                                        171,600  4,122,634       0.1%
   Kandenko Co., Ltd.                                        626,000  6,171,190       0.2%
   Kanematsu Corp.                                         2,438,625  4,012,696       0.1%
#  Katakura Industries Co., Ltd.                             137,300  1,668,994       0.1%
#  Kato Works Co., Ltd.                                       61,800  1,549,539       0.1%
#  KAWADA TECHNOLOGIES, Inc.                                  53,700  2,528,655       0.1%
   Kawasaki Kinkai Kisen Kaisha, Ltd.                         96,000    256,227       0.0%
#  Kawasaki Kisen Kaisha, Ltd.                             3,035,000  7,508,271       0.2%
   Keihin Co., Ltd.                                          249,000    338,776       0.0%
   KFC, Ltd.                                                   1,400     27,655       0.0%
#* KI Holdings Co., Ltd.                                      88,000    268,938       0.0%
#  Kimura Chemical Plants Co., Ltd.                           39,900    138,531       0.0%
   King Jim Co., Ltd.                                         13,000    104,923       0.0%
#  Kinki Sharyo Co., Ltd.                                     15,299    348,103       0.0%
   Kintetsu World Express, Inc.                              191,200  2,600,651       0.1%
   Kitagawa Iron Works Co., Ltd.                              49,600    847,154       0.0%
   Kitano Construction Corp.                                 259,000    688,192       0.0%
#  Kito Corp.                                                108,500  1,026,979       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
Industrials -- (Continued)
#  Kitz Corp.                                                543,500 $3,125,227       0.1%
*  Kobe Electric Railway Co., Ltd.                            45,000    158,700       0.0%
   Kobelco Eco-Solutions Co., Ltd.                            97,000    378,792       0.0%
   Koike Sanso Kogyo Co., Ltd.                               145,000    360,428       0.0%
#  Kokusai Co., Ltd.                                          41,700    329,194       0.0%
   Kokuyo Co., Ltd.                                          525,125  6,956,793       0.2%
   KOMAIHALTEC, Inc.                                          22,700    440,280       0.0%
   Komatsu Wall Industry Co., Ltd.                            40,000    667,791       0.0%
   Komori Corp.                                              348,700  4,425,210       0.2%
   Kondotec, Inc.                                            124,000    946,353       0.0%
   Konoike Transport Co., Ltd.                                92,700  1,227,349       0.0%
#* Kosaido Co., Ltd.                                         248,600    735,673       0.0%
#  KRS Corp.                                                  38,100    836,881       0.0%
   Kumagai Gumi Co., Ltd.                                  2,175,000  5,776,208       0.2%
   Kuroda Electric Co., Ltd.                                 219,100  4,263,017       0.1%
#  Kyodo Printing Co., Ltd.                                  506,000  1,715,183       0.1%
   Kyokuto Boeki Kaisha, Ltd.                                 58,000    114,766       0.0%
   Kyokuto Kaihatsu Kogyo Co., Ltd.                          185,700  2,193,455       0.1%
   Kyoritsu Printing Co., Ltd.                               119,300    349,906       0.0%
   Kyowa Exeo Corp.                                          481,800  7,234,424       0.2%
   Kyudenko Corp.                                            219,000  7,055,464       0.2%
   Link And Motivation, Inc.                                 251,400    758,563       0.0%
   Lonseal Corp.                                              11,600    208,467       0.0%
   Maeda Corp.                                               821,000  7,606,107       0.3%
   Maeda Kosen Co., Ltd.                                     109,900  1,218,543       0.0%
   Maeda Road Construction Co., Ltd.                         387,000  7,159,534       0.2%
   Maezawa Industries, Inc.                                   35,700    117,572       0.0%
   Maezawa Kasei Industries Co., Ltd.                         52,900    553,200       0.0%
   Maezawa Kyuso Industries Co., Ltd.                         49,100    655,415       0.0%
   Makino Milling Machine Co., Ltd.                          655,000  4,162,050       0.1%
   Marubeni Construction Material Lease Co., Ltd.             75,000    138,477       0.0%
   Marufuji Sheet Piling Co., Ltd.                            58,000    129,262       0.0%
   Maruka Machinery Co., Ltd.                                 32,200    410,186       0.0%
#  Maruwa Unyu Kikan Co., Ltd.                                34,300    823,780       0.0%
   Maruyama Manufacturing Co., Inc.                          230,000    387,227       0.0%
   Maruzen Co., Ltd.                                          46,000    470,151       0.0%
   Maruzen Showa Unyu Co., Ltd.                              304,000  1,233,968       0.0%
   Matsuda Sangyo Co., Ltd.                                   82,882  1,163,247       0.0%
   Matsui Construction Co., Ltd.                             135,300  1,482,930       0.1%
   Max Co., Ltd.                                             191,000  2,301,884       0.1%
   Meidensha Corp.                                         1,175,050  3,932,270       0.1%
   Meiji Shipping Co., Ltd.                                  111,000    381,017       0.0%
#  Meisei Industrial Co., Ltd.                               251,000  1,287,391       0.1%
   Meitec Corp.                                              181,300  6,178,267       0.2%
#  Meiwa Corp.                                               158,000    496,187       0.0%
   Mesco, Inc.                                                22,000    199,615       0.0%
   METAWATER Co., Ltd.                                        47,700  1,301,809       0.1%
#  Mie Kotsu Group Holdings, Inc.                            154,100    568,558       0.0%
   Mirait Holdings Corp.                                     374,085  3,317,062       0.1%
   Mitani Corp.                                               68,200  2,034,290       0.1%
   Mitsubishi Kakoki Kaisha, Ltd.                            129,000    254,118       0.0%
   Mitsubishi Nichiyu Forklift Co., Ltd.                     189,100  1,145,454       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
Industrials -- (Continued)
#  Mitsubishi Pencil Co., Ltd.                               100,300 $5,016,740       0.2%
   Mitsuboshi Belting, Ltd.                                  328,000  2,828,510       0.1%
#  Mitsui Engineering & Shipbuilding Co., Ltd.             5,109,000  7,098,865       0.2%
   Mitsui Matsushima Co., Ltd.                                84,700  1,002,048       0.0%
   Mitsui-Soko Holdings Co., Ltd.                            626,000  1,888,387       0.1%
   Mitsumura Printing Co., Ltd.                               93,000    191,571       0.0%
#  Miyaji Engineering Group, Inc.                            332,175    546,875       0.0%
   Morita Holdings Corp.                                     227,700  3,430,251       0.1%
   Moshi Moshi Hotline, Inc.                                 145,400  1,393,284       0.1%
#  NAC Co., Ltd.                                              61,700    520,145       0.0%
#  Nachi-Fujikoshi Corp.                                   1,045,000  3,963,279       0.1%
   Nagase & Co., Ltd.                                        477,200  6,103,323       0.2%
   Naigai Trans Line, Ltd.                                     3,800     37,126       0.0%
   Nakabayashi Co., Ltd.                                     211,000    474,046       0.0%
   Nakano Corp.                                               29,600    120,170       0.0%
   Namura Shipbuilding Co., Ltd.                             314,028  1,914,897       0.1%
   Narasaki Sangyo Co., Ltd.                                 103,000    273,641       0.0%
   NDS Co., Ltd.                                              24,100    604,935       0.0%
#  NEC Capital Solutions, Ltd.                                48,900    815,099       0.0%
   Nichias Corp.                                             587,000  5,222,788       0.2%
   Nichiban Co., Ltd.                                        141,000  1,272,992       0.0%
   Nichiden Corp.                                             24,300    695,517       0.0%
   Nichiha Corp.                                             178,680  4,413,071       0.2%
   Nichireki Co., Ltd.                                       148,000  1,164,625       0.0%
   Nihon Dengi Co., Ltd.                                       3,300     56,274       0.0%
   Nihon Flush Co., Ltd.                                      15,700    183,708       0.0%
   Nihon Trim Co., Ltd.                                       30,700  1,386,245       0.1%
   Nikkato Corp.                                                 700      2,573       0.0%
   Nikko Co., Ltd.                                            31,800    524,637       0.0%
   Nikkon Holdings Co., Ltd.                                 356,800  7,663,028       0.3%
   Nippi, Inc.                                                27,000    207,159       0.0%
   Nippo Corp.                                               227,000  4,378,887       0.1%
   Nippon Air Conditioning Services Co., Ltd.                 40,300    216,337       0.0%
#  Nippon Carbon Co., Ltd.                                   648,000  1,256,870       0.0%
   Nippon Densetsu Kogyo Co., Ltd.                           227,300  4,141,202       0.1%
   Nippon Filcon Co., Ltd.                                    70,900    378,214       0.0%
   Nippon Hume Corp.                                         129,400    856,592       0.0%
   Nippon Kanzai Co., Ltd.                                    88,700  1,293,404       0.1%
   Nippon Koei Co., Ltd.                                     390,000  1,829,649       0.1%
#  Nippon Parking Development Co., Ltd.                    1,224,400  1,664,416       0.1%
   Nippon Rietec Co., Ltd.                                     7,000     59,603       0.0%
   Nippon Road Co., Ltd. (The)                               384,000  1,575,653       0.1%
#  Nippon Seisen Co., Ltd.                                   100,000    484,901       0.0%
#* Nippon Sharyo, Ltd.                                       422,000  1,068,832       0.0%
*  Nippon Sheet Glass Co., Ltd.                              584,800  4,749,933       0.2%
   Nippon Steel & Sumikin Bussan Corp.                        95,560  3,502,260       0.1%
   Nippon Thompson Co., Ltd.                                 410,000  1,622,057       0.1%
   Nippon Tungsten Co., Ltd.                                  62,000     98,541       0.0%
   Nishi-Nippon Railroad Co., Ltd.                         1,196,000  5,669,794       0.2%
   Nishimatsu Construction Co., Ltd.                       1,794,000  8,378,134       0.3%
   Nishio Rent All Co., Ltd.                                  93,700  2,829,179       0.1%
#  Nissei ASB Machine Co., Ltd.                               52,300    943,701       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
Industrials -- (Continued)
   Nissei Corp.                                               37,900 $   349,183       0.0%
   Nissei Plastic Industrial Co., Ltd.                       184,500   1,458,557       0.1%
#  Nissha Printing Co., Ltd.                                 165,400   4,004,174       0.1%
   Nisshinbo Holdings, Inc.                                  870,500   8,666,919       0.3%
   Nissin Corp.                                              409,000   1,358,364       0.1%
   Nissin Electric Co., Ltd.                                 279,000   3,720,436       0.1%
   Nitta Corp.                                               105,000   2,717,541       0.1%
   Nitto Boseki Co., Ltd.                                    934,000   3,036,339       0.1%
   Nitto Kogyo Corp.                                         159,700   2,342,707       0.1%
   Nitto Kohki Co., Ltd.                                      68,500   1,582,913       0.1%
   Nitto Seiko Co., Ltd.                                     149,000     568,903       0.0%
#  Nittoc Construction Co., Ltd.                             158,500     748,183       0.0%
#  Nittoku Engineering Co., Ltd.                              81,900   1,009,888       0.0%
   NJS Co., Ltd.                                              30,200     372,982       0.0%
   Noda Corp.                                                153,600   1,013,261       0.0%
   Nomura Co., Ltd.                                          220,200   3,571,106       0.1%
   Noritake Co., Ltd.                                         64,200   1,465,376       0.1%
   Noritz Corp.                                              172,400   3,573,093       0.1%
   NS United Kaiun Kaisha, Ltd.                              599,000     831,910       0.0%
#  NTN Corp.                                               2,488,000   9,417,732       0.3%
#  Obara Group, Inc.                                          79,200   3,413,141       0.1%
   Obayashi Road Corp.                                       166,300   1,044,590       0.0%
#  Odelic Co., Ltd.                                           20,000     776,822       0.0%
   Oiles Corp.                                               151,350   2,743,629       0.1%
   Okabe Co., Ltd.                                           242,100   2,066,083       0.1%
#  Okamoto Machine Tool Works, Ltd.                          205,000     269,075       0.0%
   Okamura Corp.                                             381,900   3,746,775       0.1%
#  OKK Corp.                                                 425,000     436,612       0.0%
#  OKUMA Corp.                                               849,000   7,104,821       0.2%
   Okumura Corp.                                             999,400   5,759,269       0.2%
   Onoken Co., Ltd.                                           84,600   1,042,883       0.0%
   Organo Corp.                                              228,000     983,355       0.0%
#  OSG Corp.                                                 452,700   9,641,884       0.3%
   OSJB Holdings Corp.                                       677,200   1,611,041       0.1%
#  Outsourcing, Inc.                                          81,300   3,085,277       0.1%
   Oyo Corp.                                                 111,300   1,287,021       0.1%
   Paraca, Inc.                                                4,500      83,408       0.0%
#  Pasco Corp.                                               137,000     492,123       0.0%
#  Pasona Group, Inc.                                        126,800   1,075,714       0.0%
   Pegasus Sewing Machine Manufacturing Co., Ltd.             35,300     213,000       0.0%
   Penta-Ocean Construction Co., Ltd.                      1,724,600  10,277,125       0.3%
   Pilot Corp.                                               188,800   8,441,250       0.3%
   Prestige International, Inc.                              284,800   2,143,315       0.1%
   Pronexus, Inc.                                            126,400   1,334,438       0.1%
#  PS Mitsubishi Construction Co., Ltd.                      147,700     514,853       0.0%
   Punch Industry Co., Ltd.                                    5,600      47,890       0.0%
   Quick Co., Ltd.                                            33,100     335,016       0.0%
   Raito Kogyo Co., Ltd.                                     313,100   3,769,218       0.1%
   Rheon Automatic Machinery Co., Ltd.                       110,500     863,181       0.0%
   Ryobi, Ltd.                                               820,200   3,306,352       0.1%
   Sakai Heavy Industries, Ltd.                              237,000     482,593       0.0%
#  Sakai Moving Service Co., Ltd.                             60,800   1,315,382       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
Industrials -- (Continued)
   Sanki Engineering Co., Ltd.                               297,600 $ 2,699,006       0.1%
   Sanko Metal Industrial Co., Ltd.                           13,600     382,838       0.0%
#  Sankyo Tateyama, Inc.                                     166,200   2,616,714       0.1%
   Sankyu, Inc.                                            1,540,000   9,068,678       0.3%
#  Sanoyas Holdings Corp.                                    141,400     369,899       0.0%
   Sanwa Holdings Corp.                                    1,232,600  12,275,880       0.4%
   Sanyo Denki Co., Ltd.                                     259,000   1,683,371       0.1%
   Sanyo Engineering & Construction, Inc.                     48,000     278,830       0.0%
   Sanyo Industries, Ltd.                                     99,000     171,618       0.0%
   Sanyo Trading Co., Ltd.                                    13,600     172,054       0.0%
#  Sata Construction Co., Ltd.                                85,399     337,263       0.0%
   Sato Holdings Corp.                                       154,500   3,403,383       0.1%
   Sato Shoji Corp.                                           66,800     513,756       0.0%
   SBS Holdings, Inc.                                        114,100   1,009,061       0.0%
   Secom Joshinetsu Co., Ltd.                                 32,900   1,028,778       0.0%
   Seibu Electric Industry Co., Ltd.                          15,600     312,711       0.0%
   Seika Corp.                                               313,000     929,682       0.0%
   Seikitokyu Kogyo Co., Ltd.                                178,300     858,871       0.0%
   Seino Holdings Co., Ltd.                                  258,600   2,865,465       0.1%
   Sekisui Jushi Corp.                                       180,900   2,979,743       0.1%
#  Senko Co., Ltd.                                           564,500   3,902,661       0.1%
   Senshu Electric Co., Ltd.                                  35,100     542,561       0.0%
   Shibusawa Warehouse Co., Ltd. (The)                       263,000     763,807       0.0%
   Shibuya Corp.                                             104,400   2,168,730       0.1%
   Shima Seiki Manufacturing, Ltd.                           161,400   4,547,853       0.2%
   Shin Nippon Air Technologies Co., Ltd.                     86,280     975,241       0.0%
   Shin-Keisei Electric Railway Co., Ltd.                    181,000     710,877       0.0%
   Shinmaywa Industries, Ltd.                                550,000   4,257,280       0.1%
   Shinnihon Corp.                                           186,700   1,799,032       0.1%
   Shinsho Corp.                                              27,900     506,592       0.0%
   Shinwa Co., Ltd.                                           27,100     410,998       0.0%
#* Shoko Co., Ltd.                                           198,000     164,321       0.0%
   Showa Aircraft Industry Co., Ltd.                          15,837     144,784       0.0%
   Sinfonia Technology Co., Ltd.                             684,000   1,256,391       0.0%
   Sinko Industries, Ltd.                                    110,700   1,388,971       0.1%
   Sintokogio, Ltd.                                          265,000   2,311,368       0.1%
   Soda Nikka Co., Ltd.                                       67,000     314,355       0.0%
   Sodick Co., Ltd.                                          285,400   2,142,366       0.1%
#  Space Co., Ltd.                                            66,220     796,430       0.0%
#  Srg Takamiya Co., Ltd.                                    118,600     667,631       0.0%
#  Star Micronics Co., Ltd.                                  225,000   3,203,644       0.1%
#  Subaru Enterprise Co., Ltd.                                55,000     219,010       0.0%
   Sugimoto & Co., Ltd.                                       31,500     408,905       0.0%
   Sumitomo Densetsu Co., Ltd.                               104,400   1,158,029       0.0%
#  Sumitomo Mitsui Construction Co., Ltd.                  5,237,600   4,987,761       0.2%
   Sumitomo Precision Products Co., Ltd.                     189,000     583,417       0.0%
   Sumitomo Warehouse Co., Ltd. (The)                        819,000   4,378,448       0.1%
#* SWCC Showa Holdings Co., Ltd.                           1,562,000   1,097,502       0.0%
   Tadano, Ltd.                                              591,700   6,644,668       0.2%
   Taihei Dengyo Kaisha, Ltd.                                189,000   1,959,088       0.1%
#  Taiheiyo Kouhatsu, Inc.                                   407,000     348,927       0.0%
   Taikisha, Ltd.                                            147,000   3,713,212       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
Industrials -- (Continued)
   Takamatsu Construction Group Co., Ltd.                     80,000 $1,898,501       0.1%
#  Takano Co., Ltd.                                           49,400    357,471       0.0%
   Takaoka Toko Co., Ltd.                                     59,720  1,090,617       0.0%
   Takara Printing Co., Ltd.                                  51,955    722,543       0.0%
   Takara Standard Co., Ltd.                                 253,500  4,708,942       0.2%
#  Takasago Thermal Engineering Co., Ltd.                    355,200  5,009,349       0.2%
   Takashima & Co., Ltd.                                     225,000    362,338       0.0%
   Takeei Corp.                                              129,400  1,058,962       0.0%
   Takeuchi Manufacturing Co., Ltd.                          208,300  4,035,187       0.1%
   Takigami Steel Construction Co., Ltd. (The)                53,000    215,792       0.0%
   Takisawa Machine Tool Co., Ltd.                           368,000    476,387       0.0%
   Takuma Co., Ltd.                                          438,000  4,026,469       0.1%
#  Tanseisha Co., Ltd.                                       213,249  1,603,833       0.1%
   Tatsuta Electric Wire and Cable Co., Ltd.                 257,400  1,022,525       0.0%
   TECHNO ASSOCIE Co., Ltd.                                   56,800    514,241       0.0%
   Techno Ryowa, Ltd.                                         69,390    433,846       0.0%
   TechnoPro Holdings, Inc.                                  150,600  5,158,730       0.2%
   Teikoku Electric Manufacturing Co., Ltd.                   96,000    731,391       0.0%
#  Teikoku Sen-I Co., Ltd.                                   103,100  1,528,764       0.1%
#  Tekken Corp.                                              464,000  1,508,706       0.1%
   Teraoka Seisakusho Co., Ltd.                               53,600    177,721       0.0%
   Toa Corp.                                                 110,300  2,322,040       0.1%
   TOA ROAD Corp.                                            266,000    713,413       0.0%
#  Tobishima Corp.                                         1,073,200  1,887,463       0.1%
   Tocalo Co., Ltd.                                           83,100  1,864,227       0.1%
   Toda Corp.                                              1,230,000  6,666,674       0.2%
   Toenec Corp.                                              212,000  1,015,696       0.0%
   Togami Electric Manufacturing Co., Ltd.                    20,000     81,512       0.0%
#  TOKAI Holdings Corp.                                      528,400  3,395,894       0.1%
#  Tokai Lease Co., Ltd.                                     162,000    306,064       0.0%
   Tokyo Energy & Systems, Inc.                              139,000  1,341,439       0.1%
   Tokyo Keiki, Inc.                                         354,000    602,797       0.0%
*  Tokyo Kikai Seisakusho, Ltd.                               17,000     12,474       0.0%
   Tokyo Sangyo Co., Ltd.                                     81,000    307,588       0.0%
   Tokyu Construction Co., Ltd.                              338,500  3,420,476       0.1%
   Toli Corp.                                                261,000    930,483       0.0%
   Tomoe Corp.                                               152,000    500,343       0.0%
#  Tomoe Engineering Co., Ltd.                                37,200    546,696       0.0%
   Tonami Holdings Co., Ltd.                                 308,000    829,765       0.0%
   Toppan Forms Co., Ltd.                                    298,500  2,967,074       0.1%
#  Torishima Pump Manufacturing Co., Ltd.                    117,100  1,261,983       0.0%
   Toshiba Machine Co., Ltd.                                 698,000  2,520,905       0.1%
#  Toshiba Plant Systems & Services Corp.                    262,650  4,235,061       0.1%
#  Tosho Printing Co., Ltd.                                  227,000  1,027,239       0.0%
#  Totetsu Kogyo Co., Ltd.                                   148,900  4,220,854       0.1%
   Toyo Construction Co., Ltd.                               428,400  1,785,639       0.1%
#  Toyo Denki Seizo K.K.                                     213,000    597,658       0.0%
#  Toyo Engineering Corp.                                    892,400  3,056,919       0.1%
   Toyo Machinery & Metal Co., Ltd.                           87,400    329,388       0.0%
   Toyo Tanso Co., Ltd.                                       67,000    963,384       0.0%
#  Toyo Wharf & Warehouse Co., Ltd.                          340,000    553,424       0.0%
   Trancom Co., Ltd.                                          42,300  2,461,090       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
Industrials -- (Continued)
   Trinity Industrial Corp.                                   19,000 $     83,584       0.0%
   Trusco Nakayama Corp.                                     121,100    6,261,033       0.2%
   Trust Tech, Inc.                                           48,900      750,611       0.0%
   Tsubakimoto Chain Co.                                     864,700    6,849,692       0.2%
   Tsubakimoto Kogyo Co., Ltd.                               117,000      345,120       0.0%
#* Tsudakoma Corp.                                           294,000      419,320       0.0%
#  Tsugami Corp.                                             395,000    2,168,791       0.1%
   Tsukishima Kikai Co., Ltd.                                144,200    1,614,283       0.1%
   Tsurumi Manufacturing Co., Ltd.                           106,000    1,542,649       0.1%
   TTK Co., Ltd.                                              62,000      287,487       0.0%
   Uchida Yoko Co., Ltd.                                     297,000    1,238,248       0.0%
   Ueki Corp.                                                348,000      748,463       0.0%
#  Union Tool Co.                                             55,600    1,436,267       0.1%
   Ushio, Inc.                                               655,900    7,912,689       0.3%
   Utoc Corp.                                                 98,700      360,691       0.0%
#  Wakachiku Construction Co., Ltd.                        1,052,000    1,570,909       0.1%
   Wakita & Co., Ltd.                                        219,800    1,874,157       0.1%
   WDB Holdings Co., Ltd.                                     18,000      186,126       0.0%
   Weathernews, Inc.                                          27,800      867,554       0.0%
#  World Holdings Co., Ltd.                                   43,300      668,067       0.0%
#  Yahagi Construction Co., Ltd.                             159,400    1,462,100       0.1%
   YAMABIKO Corp.                                            210,828    2,084,921       0.1%
   YAMADA Consulting Group Co., Ltd.                           3,800      160,306       0.0%
   Yamato Corp.                                               82,000      450,564       0.0%
   Yamaura Corp.                                              16,200       81,550       0.0%
   Yamazen Corp.                                             345,700    2,756,604       0.1%
   Yasuda Logistics Corp.                                     94,300      618,791       0.0%
   Yokogawa Bridge Holdings Corp.                            198,000    2,175,353       0.1%
   Yondenko Corp.                                            128,800      502,103       0.0%
   Yuasa Trading Co., Ltd.                                   105,000    2,515,452       0.1%
   Yuken Kogyo Co., Ltd.                                     196,000      343,268       0.0%
#  Yumeshin Holdings Co., Ltd.                               154,700    1,094,985       0.0%
   Yurtec Corp.                                              249,000    1,824,037       0.1%
   Yusen Logistics Co., Ltd.                                 109,500    1,114,820       0.0%
#  Yushin Precision Equipment Co., Ltd.                       42,100      980,585       0.0%
   Zenitaka Corp. (The)                                       46,000      151,787       0.0%
#  Zuiko Corp.                                                21,100      797,488       0.0%
                                                                     ------------      ----
Total Industrials                                                     887,653,836      28.3%
                                                                     ------------      ----
Information Technology -- (12.0%)
#  A&D Co., Ltd.                                             113,900      482,620       0.0%
#  Ai Holdings Corp.                                         247,200    6,074,143       0.2%
   Aichi Tokei Denki Co., Ltd.                                18,700      570,387       0.0%
#  Aiphone Co., Ltd.                                          71,900    1,263,088       0.0%
#  Aisan Technology Co., Ltd.                                 12,000      549,193       0.0%
   Alpha Systems, Inc.                                        33,260      560,138       0.0%
   Amano Corp.                                               377,600    7,025,443       0.2%
#  Anritsu Corp.                                             873,500    4,633,691       0.2%
   AOI Electronics Co., Ltd.                                  26,900      653,570       0.0%
   Argo Graphics, Inc.                                        31,100      623,909       0.0%
   Arisawa Manufacturing Co., Ltd.                           200,900    1,051,251       0.0%
#  ArtSpark Holdings, Inc.                                    32,000      803,952       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
Information Technology -- (Continued)
   Asahi Net, Inc.                                            74,800 $  307,086       0.0%
#  Ateam, Inc.                                                62,600  1,417,302       0.1%
   Axell Corp.                                                44,900    352,184       0.0%
   Azbil Corp.                                               190,300  5,643,510       0.2%
   Broadband Tower, Inc.                                     234,500    499,473       0.0%
   Broadleaf Co., Ltd.                                       133,000  1,495,026       0.1%
   CAC Holdings Corp.                                         61,900    518,554       0.0%
   Canon Electronics, Inc.                                   133,800  2,081,191       0.1%
#  Capcom Co., Ltd.                                          294,600  7,610,445       0.3%
   Chino Corp.                                                35,900    358,391       0.0%
   Citizen Watch Co., Ltd.                                 1,437,500  8,078,459       0.3%
#* CMK Corp.                                                 271,300  1,433,202       0.1%
#  COLOPL, Inc.                                              155,200  2,231,708       0.1%
   Computer Engineering & Consulting, Ltd.                    80,000  1,495,713       0.1%
   Computer Institute of Japan, Ltd.                          26,700    128,353       0.0%
   Comture Corp.                                              19,100    668,517       0.0%
   CONEXIO Corp.                                             114,700  1,557,171       0.1%
#  COOKPAD, Inc.                                             287,400  2,730,674       0.1%
  Cresco, Ltd.                                                28,500    620,214       0.0%
#  CROOZ, Inc.                                                39,700    908,621       0.0%
   Cube System, Inc.                                          12,300     76,856       0.0%
   Dai-ichi Seiko Co., Ltd.                                   55,600    614,260       0.0%
#  Daishinku Corp.                                            40,999    435,094       0.0%
   Daito Electron Co., Ltd.                                    5,900     45,368       0.0%
   Daiwabo Holdings Co., Ltd.                              1,186,000  2,866,018       0.1%
   Denki Kogyo Co., Ltd.                                     313,000  1,723,934       0.1%
   Densan System Co., Ltd.                                     1,600     26,602       0.0%
*  Dexerials Corp.                                           140,200  1,125,674       0.0%
   Digital Arts, Inc.                                         58,800  1,582,467       0.1%
   Digital Garage, Inc.                                      118,500  2,239,068       0.1%
#  Dip Corp.                                                 173,100  4,585,357       0.2%
   DKK-Toa Corp.                                              38,200    177,940       0.0%
   DTS Corp.                                                 123,600  2,738,235       0.1%
   Eizo Corp.                                                104,800  3,309,383       0.1%
   Elecom Co., Ltd.                                          102,900  2,103,694       0.1%
   Elematec Corp.                                             52,271    883,788       0.0%
   EM Systems Co., Ltd.                                       42,600    705,904       0.0%
   Enplas Corp.                                               59,300  1,832,287       0.1%
   ESPEC Corp.                                               118,000  1,427,773       0.1%
#  Excel Co., Ltd.                                            49,300    659,513       0.0%
#  F@N Communications, Inc.                                  279,800  2,089,432       0.1%
#  Faith, Inc.                                                27,910    318,490       0.0%
#* FDK Corp.                                                 552,000    482,494       0.0%
   Ferrotec Corp.                                            187,500  2,280,380       0.1%
   Forval Corp.                                                4,700     34,000       0.0%
   Fuji Soft, Inc.                                           117,500  3,121,122       0.1%
   Fujitsu Frontech, Ltd.                                     75,300    900,042       0.0%
   Fukui Computer Holdings, Inc.                              19,200    510,969       0.0%
   Furuno Electric Co., Ltd.                                 137,500  1,062,286       0.0%
   Furuya Metal Co., Ltd.                                     11,800    172,939       0.0%
#  Fusion Partners Co.                                        62,800    566,468       0.0%
   Future Corp.                                              129,200    861,100       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
Information Technology -- (Continued)
#  GMO internet, Inc.                                        410,800 $ 5,483,907       0.2%
#  GMO Payment Gateway, Inc.                                  98,500   4,524,259       0.2%
   Gree, Inc.                                                672,200   3,727,415       0.1%
   Gurunavi, Inc.                                            172,800   4,731,742       0.2%
   Hagiwara Electric Co., Ltd.                                18,700     350,570       0.0%
   Hakuto Co., Ltd.                                           84,500     784,750       0.0%
#  Hearts United Group Co., Ltd.                              84,800   1,569,342       0.1%
   Hibino Corp.                                                1,300      33,944       0.0%
#  Hioki EE Corp.                                             53,500   1,035,422       0.0%
   Hitachi Kokusai Electric, Inc.                            332,500   6,641,359       0.2%
   Hitachi Maxell, Ltd.                                      142,200   2,591,403       0.1%
#  Hochiki Corp.                                             140,000   1,648,910       0.1%
#  Hokuriku Electric Industry Co., Ltd.                      482,000     605,576       0.0%
   Honda Tsushin Kogyo Co., Ltd.                              10,700     134,377       0.0%
   Horiba, Ltd.                                              212,650  10,168,702       0.3%
   Hosiden Corp.                                             362,000   2,684,687       0.1%
   I-Net Corp.                                                59,290     617,363       0.0%
   I-O Data Device, Inc.                                       2,900      27,080       0.0%
   Ibiden Co., Ltd.                                          620,978   9,014,732       0.3%
   Icom, Inc.                                                 50,200     922,886       0.0%
#  Ikegami Tsushinki Co., Ltd.                               339,000     435,450       0.0%
#  Imagica Robot Holdings, Inc.                               87,500     518,812       0.0%
   Ines Corp.                                                183,900   2,045,298       0.1%
   Infocom Corp.                                              80,400   1,182,294       0.0%
#  Infomart Corp.                                            188,500   2,233,112       0.1%
   Information Services International-Dentsu, Ltd.            75,900   1,316,328       0.1%
   Innotech Corp.                                            105,000     489,600       0.0%
   Internet Initiative Japan, Inc.                           192,400   3,397,504       0.1%
#  Iriso Electronics Co., Ltd.                                55,300   3,044,030       0.1%
#  Istyle, Inc.                                              179,300   1,412,487       0.1%
   Itfor, Inc.                                               112,800     659,202       0.0%
*  Iwatsu Electric Co., Ltd.                                 572,000     408,523       0.0%
   Japan Asia Group, Ltd.                                     79,600     287,729       0.0%
#  Japan Aviation Electronics Industry, Ltd.                 421,000   6,028,706       0.2%
   Japan Digital Laboratory Co., Ltd.                        109,800   1,706,413       0.1%
#* Japan Display, Inc.                                     2,144,300   4,221,540       0.1%
#  Japan Material Co., Ltd.                                   59,300   2,100,608       0.1%
#  Japan Radio Co., Ltd.                                      71,000     912,258       0.0%
   Jastec Co., Ltd.                                           51,100     540,065       0.0%
#  JBCC Holdings, Inc.                                        87,500     566,685       0.0%
   Justsystems Corp.                                         198,400   1,944,524       0.1%
   Kaga Electronics Co., Ltd.                                105,100   1,535,497       0.1%
   Kanematsu Electronics, Ltd.                                74,100   1,494,930       0.1%
#* KLab, Inc.                                                191,400   1,147,938       0.0%
#  Koa Corp.                                                 195,900   1,803,936       0.1%
   Kyosan Electric Manufacturing Co., Ltd.                   279,000   1,034,735       0.0%
   Kyowa Electronic Instruments Co., Ltd.                    135,100     489,154       0.0%
#  LAC Co., Ltd.                                              87,300     887,965       0.0%
   Lasertec Corp.                                            102,500   1,988,315       0.1%
*  Livesense, Inc.                                             2,700      11,789       0.0%
   Macnica Fuji Electronics Holdings, Inc.                   176,350   2,209,829       0.1%
   Mamezou Holdings Co., Ltd.                                 85,300     883,086       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                PERCENTAGE
                                                           SHARES   VALUE++   OF NET ASSETS**
                                                           ------- ---------- ---------------
Information Technology -- (Continued)
   MarkLines Co., Ltd.                                         500 $   12,003       0.0%
   Marubun Corp.                                            95,700    546,808       0.0%
   Maruwa Co., Ltd.                                         56,800  2,143,455       0.1%
#  Marvelous, Inc.                                         196,300  1,395,086       0.1%
   MCJ Co., Ltd.                                           129,100  1,160,820       0.0%
   Media Do Co., Ltd.                                       12,600    172,975       0.0%
   Megachips Corp.                                          43,100    865,035       0.0%
*  Meiko Electronics Co., Ltd.                             121,800    431,276       0.0%
   Melco Holdings, Inc.                                     75,500  2,044,113       0.1%
   Micronics Japan Co., Ltd.                               191,600  2,214,879       0.1%
   MIMAKI ENGINEERING Co., Ltd.                             67,000    374,678       0.0%
   Mimasu Semiconductor Industry Co., Ltd.                  92,281  1,174,391       0.0%
   Miraial Co., Ltd.                                        29,800    212,023       0.0%
   Miroku Jyoho Service Co., Ltd.                          104,100  2,033,259       0.1%
#  Mitsubishi Research Institute, Inc.                      36,500  1,159,006       0.0%
   Mitsui High-Tec, Inc.                                   139,000    933,106       0.0%
#* Mitsumi Electric Co., Ltd.                              527,600  3,203,625       0.1%
   MTI, Ltd.                                               189,500  1,177,560       0.0%
   Mutoh Holdings Co., Ltd.                                134,000    306,191       0.0%
   Nagano Keiki Co., Ltd.                                   14,900     90,727       0.0%
#  Nakayo, Inc.                                            390,000  1,373,500       0.1%
   NEC Networks & System Integration Corp.                 136,600  2,427,620       0.1%
   NET One Systems Co., Ltd.                               525,900  3,819,792       0.1%
*  New Japan Radio Co., Ltd.                                96,000    295,144       0.0%
#  Nexyz Group Corp.                                        48,000    634,500       0.0%
   Nichicon Corp.                                          334,200  2,864,260       0.1%
   Nihon Dempa Kogyo Co., Ltd.                             102,700    828,214       0.0%
   Nihon Unisys, Ltd.                                      351,175  4,279,608       0.1%
#  Nippon Ceramic Co., Ltd.                                 62,200  1,147,698       0.0%
   Nippon Chemi-Con Corp.                                  950,000  1,652,624       0.1%
#  Nippon Kodoshi Corp.                                     25,000    200,423       0.0%
   Nippon Signal Co., Ltd.                                 316,400  2,807,828       0.1%
#  Nippon Systemware Co., Ltd.                              39,900    617,378       0.0%
   Nohmi Bosai, Ltd.                                       145,900  2,177,870       0.1%
#  Noritsu Koki Co., Ltd.                                  117,500    887,939       0.0%
   NS Solutions Corp.                                      192,200  3,664,957       0.1%
   NSD Co., Ltd.                                           157,880  2,540,947       0.1%
#  Nuflare Technology, Inc.                                 25,300  1,356,931       0.1%
#  Ohara, Inc.                                              47,600    280,236       0.0%
#  Okaya Electric Industries Co., Ltd.                      73,000    271,303       0.0%
   Oki Electric Industry Co., Ltd.                         493,000  6,432,222       0.2%
   ONO Sokki Co., Ltd.                                      58,400    504,860       0.0%
   Optex Co., Ltd.                                          76,000  1,935,754       0.1%
*  Optim Corp.                                              11,900    675,456       0.0%
   Origin Electric Co., Ltd.                               173,000    459,212       0.0%
#  Osaki Electric Co., Ltd.                                246,000  2,361,020       0.1%
   Panasonic Industrial Devices SUNX Co., Ltd.             111,600    670,351       0.0%
   PCA Corp.                                                 2,500     30,214       0.0%
   Poletowin Pitcrew Holdings, Inc.                         76,100    633,130       0.0%
   Riken Keiki Co., Ltd.                                    81,300  1,002,772       0.0%
   Riso Kagaku Corp.                                       179,500  3,109,191       0.1%
   Roland DG Corp.                                          57,100  1,348,205       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE++   OF NET ASSETS**
                                                           ------- ----------- ---------------
Information Technology -- (Continued)
#  Rorze Corp.                                              49,400 $   938,113       0.0%
#* RVH, Inc.                                                58,700     583,434       0.0%
   Ryoden Corp.                                            178,000   1,144,289       0.0%
   Ryosan Co., Ltd.                                        191,900   5,909,649       0.2%
#  Ryoyo Electro Corp.                                     122,600   1,560,174       0.1%
#  Sakura Internet, Inc.                                    79,100     761,054       0.0%
*  Sanken Electric Co., Ltd.                               698,000   2,469,404       0.1%
   Sanshin Electronics Co., Ltd.                           164,300   1,454,000       0.1%
   Satori Electric Co., Ltd.                                85,880     610,583       0.0%
#  Saxa Holdings, Inc.                                     298,000     629,628       0.0%
   Shibaura Electronics Co., Ltd.                           29,100     538,610       0.0%
   Shibaura Mechatronics Corp.                             200,000     489,177       0.0%
   Shindengen Electric Manufacturing Co., Ltd.             450,000   1,946,035       0.1%
#* Shinkawa, Ltd.                                           94,400     611,280       0.0%
   Shinko Electric Industries Co., Ltd.                    470,400   3,031,533       0.1%
   Shinko Shoji Co., Ltd.                                  127,300   1,436,046       0.1%
   Shizuki Electric Co., Inc.                              100,000     593,520       0.0%
#  Siix Corp.                                               92,900   3,717,660       0.1%
   SK-Electronics Co., Ltd.                                  8,900      86,888       0.0%
   SMK Corp.                                               372,000   1,425,304       0.1%
#  SMS Co., Ltd.                                           150,200   3,910,265       0.1%
#  Softbank Technology Corp.                                29,000     927,090       0.0%
#* Softbrain Co., Ltd.                                     161,300     607,875       0.0%
   Softcreate Holdings Corp.                                25,400     279,481       0.0%
#  Sourcenext Corp.                                         64,200     322,381       0.0%
   SRA Holdings                                             56,900   1,345,438       0.1%
   Sumida Corp.                                            112,849   1,170,174       0.0%
   Sun-Wa Technos Corp.                                     40,500     325,143       0.0%
   Suzuden Corp.                                             1,200      11,266       0.0%
   Systena Corp.                                           116,600   2,036,695       0.1%
#  Tabuchi Electric Co., Ltd.                              154,600     493,473       0.0%
   Tachibana Eletech Co., Ltd.                              85,260     944,138       0.0%
   Taiyo Yuden Co., Ltd.                                   678,700   7,250,739       0.2%
   Tamura Corp.                                            457,000   1,878,892       0.1%
   TechMatrix Corp.                                         46,400     927,325       0.0%
#  Tecnos Japan, Inc.                                       49,400   1,149,121       0.0%
#  Teikoku Tsushin Kogyo Co., Ltd.                         198,000     301,257       0.0%
   TIS, Inc.                                               505,101  11,429,663       0.4%
   TKC Corp.                                               104,700   3,092,490       0.1%
#  Tokyo Electron Device, Ltd.                              37,200     530,114       0.0%
   Tokyo Seimitsu Co., Ltd.                                240,800   6,569,642       0.2%
   Tomen Devices Corp.                                       2,400      44,628       0.0%
#  Topcon Corp.                                            595,400   8,886,823       0.3%
   Torex Semiconductor, Ltd.                                23,000     280,420       0.0%
   Tose Co., Ltd.                                           22,100     168,824       0.0%
#* Toshiba TEC Corp.                                       806,000   3,592,206       0.1%
   Toukei Computer Co., Ltd.                                22,710     448,540       0.0%
   Towa Corp.                                              131,400   1,512,065       0.1%
   Toyo Corp.                                              141,000   1,355,831       0.1%
   Transcosmos, Inc.                                       154,000   3,896,353       0.1%
#  Tri Chemical Laboratories, Inc.                          29,200     652,804       0.0%
   UKC Holdings Corp.                                       72,600   1,214,810       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                            --------- ------------ ---------------
Information Technology -- (Continued)
   Ulvac, Inc.                                                252,600 $  7,975,585       0.3%
*  Uniden Holdings Corp.                                      376,000      547,570       0.0%
   UNIRITA, Inc.                                                3,500       54,911       0.0%
#* UT Group Co., Ltd.                                         189,500    1,154,203       0.0%
#  V Technology Co., Ltd.                                      26,300    3,132,075       0.1%
#* V-Cube, Inc.                                                67,700      524,980       0.0%
#  VeriServe Corp.                                             11,700      365,292       0.0%
#  Vitec Holdings Co., Ltd.                                    45,100      475,700       0.0%
#  Voyage Group, Inc.                                          33,500      296,037       0.0%
#  Wacom Co., Ltd.                                            920,300    2,777,103       0.1%
   Wellnet Corp.                                               80,700    1,009,877       0.0%
#  Y A C Co., Ltd.                                             48,900      609,207       0.0%
#  Yamaichi Electronics Co., Ltd.                             146,000    1,157,432       0.0%
   Yashima Denki Co., Ltd.                                     25,600      141,101       0.0%
   Yokowo Co., Ltd.                                            86,200      584,287       0.0%
*  Zappallas, Inc.                                             55,900      198,627       0.0%
   Zuken, Inc.                                                 81,600      835,291       0.0%
                                                                      ------------      ----
Total Information Technology                                           406,496,684      13.0%
                                                                      ------------      ----
Materials -- (11.6%)
   Achilles Corp.                                              91,900    1,321,329       0.0%
   ADEKA Corp.                                                544,000    8,223,372       0.3%
   Agro-Kanesho Co., Ltd.                                      59,500      640,087       0.0%
   Aichi Steel Corp.                                           65,400    3,149,010       0.1%
   Alconix Corp.                                               57,200      755,929       0.0%
   Arakawa Chemical Industries, Ltd.                           89,500    1,328,665       0.0%
   Araya Industrial Co., Ltd.                                 268,000      377,168       0.0%
   Asahi Holdings, Inc.                                       178,650    3,217,337       0.1%
   Asahi Printing Co., Ltd.                                       800       18,244       0.0%
   Asahi Yukizai Corp.                                        412,000      804,698       0.0%
   Asia Pile Holdings Corp.                                    26,300      109,561       0.0%
   C Uyemura & Co., Ltd.                                       23,100    1,075,249       0.0%
   Carlit Holdings Co., Ltd.                                   74,100      376,186       0.0%
#  Chuetsu Pulp & Paper Co., Ltd.                             552,000    1,206,051       0.0%
#* Chugai Mining Co., Ltd.                                  1,012,400      270,202       0.0%
   Chugoku Marine Paints, Ltd.                                347,000    2,525,255       0.1%
#  Dai Nippon Toryo Co., Ltd.                                 740,000    1,583,203       0.1%
#  Daido Steel Co., Ltd.                                    1,685,000    7,152,796       0.2%
#  Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                      17,600      577,992       0.0%
   Daiken Corp.                                                84,200    1,747,382       0.1%
   Daiki Aluminium Industry Co., Ltd.                         157,000      644,285       0.0%
   Dainichiseika Color & Chemicals Manufacturing Co., Ltd.    408,000    2,174,342       0.1%
#  Daio Paper Corp.                                           497,300    5,969,036       0.2%
   Denka Co., Ltd.                                          1,949,000    8,841,805       0.3%
#  DKS Co., Ltd.                                              247,000      808,545       0.0%
   Dowa Holdings Co., Ltd.                                  1,464,000   10,872,844       0.4%
   Dynapac Co., Ltd.                                           25,000       59,559       0.0%
   FP Corp.                                                   148,000    7,971,867       0.3%
   Fuji Seal International, Inc.                              132,100    5,444,937       0.2%
   Fujikura Kasei Co., Ltd.                                   145,500      875,747       0.0%
   Fujimi, Inc.                                               103,500    1,610,002       0.1%
   Fujimori Kogyo Co., Ltd.                                    81,400    2,022,345       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
Materials -- (Continued)
   Fumakilla, Ltd.                                            94,000 $  596,173       0.0%
   Fuso Chemical Co., Ltd.                                    80,400  1,714,827       0.1%
#  Geostr Corp.                                               20,600    178,061       0.0%
   Godo Steel, Ltd.                                           87,400  1,525,342       0.1%
   Gun-Ei Chemical Industry Co., Ltd.                         28,600    822,521       0.0%
   Harima Chemicals Group, Inc.                               73,300    453,126       0.0%
#  Hodogaya Chemical Co., Ltd.                                37,000  1,035,614       0.0%
   Hokkan Holdings, Ltd.                                     275,000    978,896       0.0%
   Hokko Chemical Industry Co., Ltd.                         104,000    352,321       0.0%
   Hokuetsu Kishu Paper Co., Ltd.                            857,799  5,365,813       0.2%
   Honshu Chemical Industry Co., Ltd.                         14,000     95,710       0.0%
#  Ihara Chemical Industry Co., Ltd.                         199,100  1,699,417       0.1%
   Ise Chemicals Corp.                                        81,000    353,453       0.0%
*  Ishihara Sangyo Kaisha, Ltd.                              191,150  1,450,176       0.1%
#  Ishizuka Glass Co., Ltd.                                  119,000    225,459       0.0%
   JCU Corp.                                                  29,600  1,200,215       0.0%
   JSP Corp.                                                  75,800  1,811,015       0.1%
#  Kanto Denka Kogyo Co., Ltd.                               255,000  2,139,256       0.1%
   Katakura & Co-op Agri Corp.                                39,000     79,819       0.0%
   Kawakin Holdings Co., Ltd.                                 11,000     28,973       0.0%
   Kimoto Co., Ltd.                                          228,000    588,467       0.0%
   Koatsu Gas Kogyo Co., Ltd.                                158,493  1,060,080       0.0%
#  Kogi Corp.                                                 55,000    128,025       0.0%
   Kohsoku Corp.                                              60,200    602,359       0.0%
   Konishi Co., Ltd.                                         193,600  2,300,557       0.1%
   Krosaki Harima Corp.                                      275,000    834,483       0.0%
   Kureha Corp.                                               87,650  3,351,950       0.1%
   Kurimoto, Ltd.                                             61,500  1,146,925       0.0%
   Kuriyama Holdings Corp.                                     1,000     13,908       0.0%
   Kyoei Steel, Ltd.                                         106,200  2,022,966       0.1%
   Kyowa Leather Cloth Co., Ltd.                              47,700    346,066       0.0%
   Lintec Corp.                                              286,700  6,244,596       0.2%
#  MEC Co., Ltd.                                             109,500  1,083,714       0.0%
   Mitani Sekisan Co., Ltd.                                   31,700    791,760       0.0%
*  Mitsubishi Paper Mills, Ltd.                              167,900  1,102,640       0.0%
   Mitsubishi Steel Manufacturing Co., Ltd.                  849,000  1,525,490       0.1%
   Mitsui Mining & Smelting Co., Ltd.                      3,627,000  8,080,917       0.3%
#  MORESCO Corp.                                              41,300    552,068       0.0%
   Mory Industries, Inc.                                      30,400    567,497       0.0%
*  Nakayama Steel Works, Ltd.                                 84,500    537,698       0.0%
   Neturen Co., Ltd.                                         177,600  1,439,549       0.1%
#* New Japan Chemical Co., Ltd.                              182,300    284,379       0.0%
#  Nicca Chemical Co., Ltd.                                    1,400     11,799       0.0%
   Nichia Steel Works, Ltd.                                  164,900    380,834       0.0%
   Nihon Kagaku Sangyo Co., Ltd.                              71,000    516,627       0.0%
#  Nihon Nohyaku Co., Ltd.                                   263,300  1,437,872       0.1%
   Nihon Parkerizing Co., Ltd.                               553,500  7,626,659       0.3%
   Nihon Yamamura Glass Co., Ltd.                            503,000    919,485       0.0%
   Nippon Carbide Industries Co., Inc.                       434,000    577,696       0.0%
   Nippon Chemical Industrial Co., Ltd.                      477,000  1,220,368       0.0%
#  Nippon Concrete Industries Co., Ltd.                      253,600    914,747       0.0%
   Nippon Denko Co., Ltd.                                    673,414  1,250,124       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
Materials -- (Continued)
   Nippon Fine Chemical Co., Ltd.                             81,000 $   610,569       0.0%
#  Nippon Kasei Chemical Co., Ltd.                           192,000     265,093       0.0%
   Nippon Kayaku Co., Ltd.                                   683,000   7,870,216       0.3%
#* Nippon Kinzoku Co., Ltd.                                   29,300     308,584       0.0%
#  Nippon Koshuha Steel Co., Ltd.                            460,000     337,469       0.0%
   Nippon Light Metal Holdings Co., Ltd.                   3,065,900   6,981,075       0.2%
#  Nippon Paper Industries Co., Ltd.                         290,600   5,439,073       0.2%
   Nippon Pillar Packing Co., Ltd.                           116,800   1,199,521       0.0%
#  Nippon Soda Co., Ltd.                                     827,000   3,666,072       0.1%
#  Nippon Valqua Industries, Ltd.                             97,799   1,325,260       0.0%
   Nippon Yakin Kogyo Co., Ltd.                              831,300   1,218,307       0.0%
#  Nisshin Steel Co., Ltd.                                   582,592   7,749,715       0.3%
#  Nitta Gelatin, Inc.                                        77,400     537,917       0.0%
   Nittetsu Mining Co., Ltd.                                  34,400   1,435,342       0.1%
#  Nitto FC Co., Ltd.                                         68,500     553,077       0.0%
   NOF Corp.                                                 870,000   9,456,776       0.3%
#  Okamoto Industries, Inc.                                  405,000   4,383,360       0.1%
   Okura Industrial Co., Ltd.                                284,000   1,132,810       0.0%
   Osaka Organic Chemical Industry, Ltd.                      69,700     545,381       0.0%
   Osaka Soda Co., Ltd.                                      424,000   1,812,724       0.1%
   Osaka Steel Co., Ltd.                                      83,300   1,561,787       0.1%
#  OSAKA Titanium Technologies Co., Ltd.                      88,100   1,180,723       0.0%
#* Pacific Metals Co., Ltd.                                  941,000   2,831,857       0.1%
   Pack Corp. (The)                                           80,200   2,175,846       0.1%
#* Rasa Industries, Ltd.                                     480,000     611,825       0.0%
   Rengo Co., Ltd.                                         1,261,000   7,908,112       0.3%
   Riken Technos Corp.                                       212,600   1,112,782       0.0%
   Sakai Chemical Industry Co., Ltd.                         570,000   2,033,415       0.1%
   Sakata INX Corp.                                          252,400   3,304,484       0.1%
   Sanyo Chemical Industries, Ltd.                            69,800   3,155,997       0.1%
   Sanyo Special Steel Co., Ltd.                             650,300   3,333,625       0.1%
   Sekisui Plastics Co., Ltd.                                134,000     988,263       0.0%
   Shikoku Chemicals Corp.                                   225,000   2,155,855       0.1%
   Shin-Etsu Polymer Co., Ltd.                               258,500   1,728,345       0.1%
   Shinagawa Refractories Co., Ltd.                          264,000     562,823       0.0%
#  Shinko Wire Co., Ltd.                                     184,000     238,462       0.0%
   Showa Denko KK                                            845,099  11,166,525       0.4%
   Stella Chemifa Corp.                                       61,800   2,171,002       0.1%
   Sumitomo Bakelite Co., Ltd.                             1,163,000   6,315,900       0.2%
   Sumitomo Osaka Cement Co., Ltd.                         2,493,000  10,325,300       0.3%
   Sumitomo Seika Chemicals Co., Ltd.                         55,800   2,086,287       0.1%
   T Hasegawa Co., Ltd.                                      132,000   2,330,737       0.1%
#  T&K Toka Co., Ltd.                                         78,800     746,496       0.0%
   Taisei Lamick Co., Ltd.                                    29,600     850,031       0.0%
   Taiyo Holdings Co., Ltd.                                  104,900   3,932,191       0.1%
   Takasago International Corp.                               87,200   2,337,661       0.1%
   Takiron Co., Ltd.                                         295,000   1,388,747       0.1%
#* Tanaka Chemical Corp.                                      62,500     514,838       0.0%
   Tayca Corp.                                               173,000     917,206       0.0%
   Tenma Corp.                                                79,600   1,378,700       0.1%
   Toagosei Co., Ltd.                                        658,000   7,323,852       0.2%
#  Toda Kogyo Corp.                                          239,000     684,026       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
Materials -- (Continued)
#  Toho Titanium Co., Ltd.                                   183,700 $  1,225,068       0.0%
#  Toho Zinc Co., Ltd.                                       800,000    2,791,657       0.1%
   Tokai Carbon Co., Ltd.                                  1,289,000    3,919,732       0.1%
   Tokushu Tokai Paper Co., Ltd.                              57,258    1,951,303       0.1%
#* Tokuyama Corp.                                          2,159,000    9,231,383       0.3%
   Tokyo Ohka Kogyo Co., Ltd.                                220,600    7,832,975       0.3%
   Tokyo Rope Manufacturing Co., Ltd.                         84,800    1,397,338       0.1%
   Tokyo Steel Manufacturing Co., Ltd.                       652,000    4,522,415       0.2%
   Tokyo Tekko Co., Ltd.                                     251,000    1,092,452       0.0%
#  Tomoegawa Co., Ltd.                                       125,000      310,546       0.0%
#  Tomoku Co., Ltd.                                          339,000      984,235       0.0%
   Topy Industries, Ltd.                                     114,200    2,648,281       0.1%
   Toyo Ink SC Holdings Co., Ltd.                          1,157,000    5,379,278       0.2%
   Toyo Kohan Co., Ltd.                                      286,000      855,980       0.0%
   Toyobo Co., Ltd.                                        5,688,000    9,310,397       0.3%
   TYK Corp.                                                 138,000      232,638       0.0%
#  UACJ Corp.                                              1,486,415    4,830,746       0.2%
   Ube Industries, Ltd.                                    6,661,000   13,745,559       0.4%
#  W-Scope Corp.                                             148,900    2,664,089       0.1%
   Wood One Co., Ltd.                                        164,000      423,638       0.0%
   Yamato Kogyo Co., Ltd.                                    184,900    5,205,807       0.2%
   Yodogawa Steel Works, Ltd.                                144,700    3,950,699       0.1%
   Yotai Refractories Co., Ltd.                                8,000       23,841       0.0%
   Yuki Gosei Kogyo Co., Ltd.                                 64,000      137,728       0.0%
   Yushiro Chemical Industry Co., Ltd.                        61,400      847,605       0.0%
#  Zeon Corp.                                                770,000    7,034,012       0.2%
                                                                     ------------      ----
Total Materials                                                       394,054,965      12.6%
                                                                     ------------      ----
Real Estate -- (1.8%)
   AD Works Co., Ltd.                                        540,900      201,294       0.0%
   Airport Facilities Co., Ltd.                              132,770      724,114       0.0%
   Anabuki Kosan, Inc.                                        22,000       52,553       0.0%
   Aoyama Zaisan Networks Co., Ltd.                            3,800       23,782       0.0%
#  Apamanshop Holdings Co., Ltd.                              40,900      331,137       0.0%
#  Ardepro Co., Ltd.                                         872,800      905,161       0.0%
#* Ascot Corp.                                                42,600      181,095       0.0%
   Daibiru Corp.                                             303,600    2,637,308       0.1%
   Daikyo, Inc.                                            1,904,000    4,086,067       0.1%
   Dear Life Co., Ltd.                                         3,300       10,774       0.0%
   Goldcrest Co., Ltd.                                       101,790    1,849,434       0.1%
   Grandy House Corp.                                         24,500       86,236       0.0%
   Heiwa Real Estate Co., Ltd.                               236,600    3,366,821       0.1%
   Ichigo, Inc.                                              541,600    2,348,156       0.1%
#  Japan Property Management Center Co., Ltd.                 75,300    1,005,630       0.0%
#  Kabuki-Za Co., Ltd.                                        36,000    1,714,059       0.1%
   Keihanshin Building Co., Ltd.                             197,900    1,032,769       0.0%
   Kenedix, Inc.                                           1,201,100    5,050,045       0.2%
#  Land Business Co., Ltd.                                    59,500      152,539       0.0%
   Leopalace21 Corp.                                       1,960,700   12,748,059       0.4%
   Mugen Estate Co., Ltd.                                     66,300      481,773       0.0%
   Nisshin Fudosan Co.                                       186,100      705,824       0.0%
   Open House Co., Ltd.                                      164,300    3,470,605       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES      VALUE++     OF NET ASSETS**
                                                           ---------- -------------- ---------------
Real Estate -- (Continued)
*  Properst Co., Ltd.                                          26,600 $       59,394        0.0%
#  Raysum Co., Ltd.                                            78,500        513,137        0.0%
#  SAMTY Co., Ltd.                                             76,900        799,788        0.0%
   Sankyo Frontier Co., Ltd.                                   10,000         88,334        0.0%
#  Shinoken Group Co., Ltd.                                    76,100      1,377,679        0.1%
   Star Mica Co., Ltd.                                         28,200        475,167        0.0%
*  Striders Corp.                                             103,000         77,511        0.0%
   Sumitomo Real Estate Sales Co., Ltd.                       106,460      2,406,183        0.1%
   Sun Frontier Fudousan Co., Ltd.                            163,300      1,556,685        0.1%
#  Takara Leben Co., Ltd.                                     552,800      3,749,838        0.1%
#  TOC Co., Ltd.                                              342,950      3,098,690        0.1%
#  Tokyo Rakutenchi Co., Ltd.                                 207,000        992,760        0.0%
#  Tokyo Theatres Co., Inc.                                   468,000        539,730        0.0%
   Tosei Corp.                                                201,700      1,509,767        0.1%
#  Unizo Holdings Co., Ltd.                                    92,900      2,589,726        0.1%
   Urbanet Corp. Co., Ltd.                                     11,300         37,212        0.0%
                                                                      --------------      -----
Total Real Estate                                                         63,036,836        2.0%
                                                                      --------------      -----
Telecommunication Services -- (0.1%)
*  Broadmedia Corp.                                           257,200        237,144        0.0%
#  Freebit Co., Ltd.                                           13,000        110,367        0.0%
#  Okinawa Cellular Telephone Co.                              43,600      1,362,992        0.1%
#  WirelessGate, Inc.                                          38,700        664,483        0.0%
                                                                      --------------      -----
Total Telecommunication Services                                           2,374,986        0.1%
                                                                      --------------      -----
Utilities -- (0.7%)
   eRex Co., Ltd.                                              11,400        357,368        0.0%
   Hiroshima Gas Co., Ltd.                                     86,600        298,136        0.0%
   Hokkaido Electric Power Co., Inc.                        1,082,100      8,229,493        0.3%
#  Hokkaido Gas Co., Ltd.                                     281,000        717,937        0.0%
   Hokuriku Gas Co., Ltd.                                       9,900        248,076        0.0%
   K&O Energy Group, Inc.                                      79,000      1,134,514        0.0%
#  Okinawa Electric Power Co., Inc. (The)                     214,834      4,976,733        0.2%
   Saibu Gas Co., Ltd.                                      1,838,000      4,307,323        0.1%
   Shizuoka Gas Co., Ltd.                                     315,100      2,472,720        0.1%
   Toell Co., Ltd.                                             11,100         97,614        0.0%
   West Holdings Corp.                                         96,800        768,441        0.0%
                                                                      --------------      -----
Total Utilities                                                           23,608,355        0.7%
                                                                      --------------      -----
TOTAL COMMON STOCKS                                                    3,107,990,602       99.2%
                                                                      --------------      -----
TOTAL INVESTMENT SECURITIES                                            3,107,990,602
                                                                      --------------

                                                                         VALUE+
                                                                      --------------
SECURITIES LENDING COLLATERAL -- (8.3%)
(S)@ DFA Short Term Investment Fund                        24,279,430    280,961,564        9.0%
                                                                      --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $2,964,543,542)                   $3,388,952,166      108.2%
                                                                      ==============      =====

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ------------------------------------------------
                                                            LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                           ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary                                  $  796,842 $  603,016,800   --    $  603,813,642
   Consumer Staples                                                --    262,740,154   --       262,740,154
   Energy                                                          --     32,552,672   --        32,552,672
   Financials                                               4,973,609    288,567,939   --       293,541,548
   Health Care                                                     --    138,116,924   --       138,116,924
   Industrials                                                     --    887,653,836   --       887,653,836
   Information Technology                                          --    406,496,684   --       406,496,684
   Materials                                                       --    394,054,965   --       394,054,965
   Real Estate                                                     --     63,036,836   --        63,036,836
   Telecommunication Services                                      --      2,374,986   --         2,374,986
   Utilities                                                       --     23,608,355   --        23,608,355
Securities Lending Collateral                                      --    280,961,564   --       280,961,564
                                                           ---------- --------------   --    --------------
TOTAL                                                      $5,770,451 $3,383,181,715   --    $3,388,952,166
                                                           ========== ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
COMMON STOCKS -- (85.5%)
AUSTRALIA -- (44.3%)
*  AAT Corp., Ltd.                                                 99 $        --       0.0%
#* Acrux, Ltd.                                                660,428     170,903       0.0%
   Adacel Technologies, Ltd.                                   15,787      32,569       0.0%
   Adelaide Brighton, Ltd.                                  3,668,074  14,902,982       1.0%
*  AED Oil, Ltd.                                              363,401          --       0.0%
#  Ainsworth Game Technology, Ltd.                            801,969   1,087,761       0.1%
*  Alkane Resources, Ltd.                                   1,463,658     611,890       0.0%
   ALS, Ltd.                                                1,315,878   6,217,566       0.4%
#  Altium, Ltd.                                               222,654   1,325,462       0.1%
*  Altona Mining, Ltd.                                      1,108,169     104,943       0.0%
#  Alumina, Ltd.                                            9,800,265  11,778,711       0.8%
#  AMA Group, Ltd.                                            178,973     141,568       0.0%
   Amaysim Australia, Ltd.                                     49,833      81,710       0.0%
   Ansell, Ltd.                                               563,728   9,287,434       0.6%
*  Antares Energy, Ltd.                                       199,346       5,004       0.0%
   AP Eagers, Ltd.                                            234,655   1,748,541       0.1%
*  APN News & Media, Ltd.                                   1,801,612   3,664,359       0.2%
#  APN Outdoor Group, Ltd.                                    279,468   1,007,856       0.1%
   APN Property Group Ltd.                                     26,661       8,720       0.0%
   Appen, Ltd.                                                  8,183      18,700       0.0%
#  ARB Corp., Ltd.                                            478,040   6,191,170       0.4%
   Ardent Leisure Group                                       515,447     789,299       0.1%
#* Arrium, Ltd.                                            17,951,296          96       0.0%
#  Asaleo Care, Ltd.                                          654,096     724,723       0.1%
*  ASG Group, Ltd.                                            987,461   1,199,189       0.1%
*  Atlas Iron, Ltd.                                         2,098,007      20,790       0.0%
   AUB Group, Ltd.                                            261,159   1,967,765       0.1%
*  Ausdrill, Ltd.                                           1,723,145   1,730,561       0.1%
#  Austal, Ltd.                                             1,169,983   1,363,878       0.1%
#* Australian Agricultural Co., Ltd.                        2,459,529   3,259,542       0.2%
   Australian Pharmaceutical Industries, Ltd.               2,403,274   3,464,262       0.2%
   Australian Vintage, Ltd.                                 3,979,004   1,467,088       0.1%
#  Auswide Bank, Ltd.                                          94,385     378,674       0.0%
   Automotive Holdings Group, Ltd.                          1,700,314   5,226,331       0.3%
*  Avanco Resources, Ltd.                                   2,444,368     103,860       0.0%
   Aveo Group                                                 829,088   2,023,322       0.1%
   AVJennings, Ltd.                                         7,051,385   3,053,439       0.2%
*  AWE, Ltd.                                                3,530,096   1,445,689       0.1%
   Bank of Queensland, Ltd.                                   889,655   7,059,496       0.5%
   Bapcor, Ltd.                                               595,218   2,320,731       0.2%
   Beach Energy, Ltd.                                      13,573,519   7,388,300       0.5%
#* Beadell Resources, Ltd.                                  5,672,449   2,018,149       0.1%
#  Bega Cheese, Ltd.                                          540,445   2,024,049       0.1%
#  Bellamy's Australia, Ltd.                                  270,885   2,339,187       0.2%
#  Bendigo & Adelaide Bank, Ltd.                            1,000,124   8,445,910       0.5%
   BigAir Group, Ltd.                                          23,037      18,035       0.0%
#* Billabong International, Ltd.                              756,968     694,596       0.0%
#  Blackmores, Ltd.                                            81,784   6,954,314       0.5%
#  Blue Sky Alternative Investments, Ltd.                      30,533     168,789       0.0%
   BlueScope Steel, Ltd.                                    2,354,984  13,971,247       0.9%
*  Boart Longyear, Ltd.                                     2,658,836     282,823       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
AUSTRALIA -- (Continued)
*  Boom Logistics, Ltd.                                       166,262 $    14,520       0.0%
   Boral, Ltd.                                              2,174,013  10,386,960       0.7%
#* Bradken, Ltd.                                            1,242,062   3,036,382       0.2%
#  Breville Group, Ltd.                                       786,318   5,529,725       0.4%
   Brickworks, Ltd.                                           228,958   2,346,349       0.2%
#  BT Investment Management, Ltd.                             602,567   4,223,745       0.3%
#* Buccaneer Energy, Ltd.                                   3,283,586          --       0.0%
#* Buru Energy, Ltd.                                          316,943      49,197       0.0%
#  Cabcharge Australia, Ltd.                                  863,423   2,360,251       0.2%
   Capilano Honey, Ltd.                                         4,776      66,017       0.0%
   Capitol Health, Ltd.                                       164,543      15,625       0.0%
*  Capral, Ltd.                                                58,499       7,567       0.0%
#  Cardno, Ltd.                                             1,615,947   1,134,845       0.1%
*  Carnarvon Petroleum, Ltd.                                5,095,141     464,802       0.0%
*  Carnegie Wave Energy, Ltd.                                 563,165      17,642       0.0%
   carsales.com, Ltd.                                       1,702,940  13,782,286       0.9%
#  Cash Converters International, Ltd.                      2,406,480     585,751       0.0%
*  CDS Technologies, Ltd.                                      13,276          --       0.0%
   Cedar Woods Properties, Ltd.                               323,002   1,103,216       0.1%
   Challenger, Ltd.                                            89,734     732,545       0.1%
   Cleanaway Waste Management, Ltd.                        10,357,050   9,119,140       0.6%
#* Clinuvel Pharmaceuticals, Ltd.                              44,995     288,855       0.0%
   Codan, Ltd.                                                415,622     480,938       0.0%
#  Collection House, Ltd.                                   2,175,227   2,204,679       0.1%
   Collins Foods, Ltd.                                        313,954   1,147,073       0.1%
*  Cooper Energy, Ltd.                                        719,967     180,035       0.0%
#  Corporate Travel Management, Ltd.                          238,654   3,440,458       0.2%
   Costa Group Holdings, Ltd.                                  31,733      68,639       0.0%
#  Cover-More Group, Ltd.                                     353,468     382,280       0.0%
#  Credit Corp. Group, Ltd.                                   142,889   1,922,816       0.1%
#  CSG, Ltd.                                                1,003,475     976,471       0.1%
   CSR, Ltd.                                                3,350,138   9,302,355       0.6%
#* CuDeco, Ltd.                                               387,893     126,880       0.0%
   Data#3, Ltd.                                               568,121     682,426       0.0%
#  Decmil Group, Ltd.                                         867,988     729,319       0.1%
*  Devine, Ltd.                                               224,413      76,672       0.0%
   Dicker Data, Ltd.                                           12,339      20,929       0.0%
#  Domino's Pizza Enterprises, Ltd.                            31,520   1,535,526       0.1%
   Donaco International, Ltd.                                  28,566       9,445       0.0%
#  Downer EDI, Ltd.                                         2,910,872  12,865,733       0.8%
#* DSHE Holdings, Ltd.                                         91,564          --       0.0%
   DuluxGroup, Ltd.                                         3,101,823  15,169,738       1.0%
   DWS, Ltd.                                                  395,621     369,947       0.0%
   Eclipx Group, Ltd.                                         110,873     324,264       0.0%
#* Elders, Ltd.                                               445,211   1,313,278       0.1%
*  Emeco Holdings, Ltd.                                     1,417,146      74,967       0.0%
#* Energy Resources of Australia, Ltd.                      1,156,799     300,038       0.0%
#* Energy World Corp., Ltd.                                 4,185,404     698,744       0.0%
*  Enero Group, Ltd.                                           12,387      10,877       0.0%
#  EQT Holdings, Ltd.                                          22,542     304,354       0.0%
#  ERM Power, Ltd.                                            783,474     669,794       0.0%
#  Estia Health, Ltd.                                         151,160     307,963       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
AUSTRALIA -- (Continued)
   Euroz, Ltd.                                                101,762 $    79,229       0.0%
   Event Hospitality and Entertainment, Ltd.                  490,531   5,217,970       0.3%
   Evolution Mining, Ltd.                                   4,976,497   8,775,916       0.6%
   Fairfax Media, Ltd.                                     15,303,894   9,586,076       0.6%
   Fantastic Holdings, Ltd.                                   326,291     856,726       0.1%
*  FAR, Ltd.                                                1,273,819      70,372       0.0%
   Finbar Group, Ltd.                                         154,390     101,995       0.0%
#* Fleetwood Corp., Ltd.                                      394,575     600,723       0.0%
#  FlexiGroup, Ltd.                                           990,564   1,691,583       0.1%
#  Flight Centre Travel Group, Ltd.                           160,356   4,120,087       0.3%
#  G8 Education, Ltd.                                       1,328,509   3,187,209       0.2%
   Gateway Lifestyle                                           73,155     128,685       0.0%
   Gazal Corp., Ltd.                                           22,520      39,407       0.0%
#  GBST Holdings, Ltd.                                         27,274      79,069       0.0%
#  Genworth Mortgage Insurance Australia, Ltd.                200,049     465,002       0.0%
   Global Construction Services, Ltd.                           4,832       1,800       0.0%
   GrainCorp, Ltd. Class A                                  1,251,687   7,981,659       0.5%
   Grange Resources, Ltd.                                   1,724,297     150,269       0.0%
#  Greencross, Ltd.                                           165,592     877,609       0.1%
#  GUD Holdings, Ltd.                                         873,341   6,299,557       0.4%
   GWA Group, Ltd.                                          1,958,668   4,245,629       0.3%
   Hansen Technologies, Ltd.                                  172,165     538,011       0.0%
   Harvey Norman Holdings, Ltd.                               345,901   1,324,649       0.1%
   Healthscope, Ltd.                                        1,336,318   2,241,649       0.1%
   HFA Holdings, Ltd.                                         310,766     540,510       0.0%
*  Hills, Ltd.                                              1,277,876     620,794       0.0%
*  Horizon Oil, Ltd.                                        6,180,869     177,789       0.0%
*  IDM International, Ltd.                                     23,969          --       0.0%
   Iluka Resources, Ltd.                                    1,303,029   5,712,629       0.4%
#* Imdex, Ltd.                                              1,586,552     724,763       0.1%
#  IMF Bentham, Ltd.                                          762,337   1,063,325       0.1%
#  Independence Group NL                                    2,023,025   6,587,374       0.4%
#* Infigen Energy                                           2,288,359   1,748,269       0.1%
   Infomedia, Ltd.                                          2,051,811   1,184,847       0.1%
   Integrated Research, Ltd.                                  333,274     584,890       0.0%
#  InvoCare, Ltd.                                             905,619   8,985,727       0.6%
#  IOOF Holdings, Ltd.                                      1,900,338  11,830,056       0.8%
#  IRESS, Ltd.                                              1,123,183   9,672,022       0.6%
#  iSelect, Ltd.                                              120,341     166,520       0.0%
   iSentia Group, Ltd.                                        251,335     671,636       0.0%
#  Japara Healthcare, Ltd.                                    138,635     197,949       0.0%
   JB Hi-Fi, Ltd.                                             962,791  20,754,808       1.3%
*  Jupiter Mines, Ltd.                                        405,443      11,350       0.0%
   K&S Corp., Ltd.                                            265,983     287,557       0.0%
#* Karoon Gas Australia, Ltd.                                 738,066   1,282,328       0.1%
#* Kingsgate Consolidated, Ltd.                             1,717,937     265,588       0.0%
*  Kingsrose Mining, Ltd.                                     937,248      96,488       0.0%
*  Lednium, Ltd.                                              195,019          --       0.0%
#* Lynas Corp., Ltd.                                        3,390,978     144,045       0.0%
   MACA, Ltd.                                                 700,787     938,400       0.1%
*  Macmahon Holdings, Ltd.                                  6,881,875     484,953       0.0%
   Macquarie Atlas Roads Group                                565,764   2,026,746       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
AUSTRALIA -- (Continued)
   Magellan Financial Group, Ltd.                            493,135 $ 7,963,587       0.5%
#  Mantra Group, Ltd.                                        664,270   1,658,540       0.1%
   MaxiTRANS Industries, Ltd.                                915,613     441,834       0.0%
*  Mayne Pharma Group, Ltd.                                6,419,629   7,988,937       0.5%
   McMillan Shakespeare, Ltd.                                427,034   3,508,126       0.2%
   McPherson's, Ltd.                                         558,677     449,639       0.0%
*  Medusa Mining, Ltd.                                     1,263,898     617,122       0.0%
   Melbourne IT, Ltd.                                        441,811     655,459       0.0%
#* Mesoblast, Ltd.                                           143,272     133,237       0.0%
#* Metals X, Ltd.                                          1,642,001   1,728,445       0.1%
#* Metcash, Ltd.                                           5,144,197   7,763,440       0.5%
#  Michael Hill International, Ltd.                        1,490,263   1,796,117       0.1%
*  Millennium Minerals, Ltd.                                  45,061      10,147       0.0%
*  Mincor Resources NL                                     1,067,643     263,986       0.0%
   Mineral Resources, Ltd.                                 1,168,088  10,276,124       0.7%
#  MMA Offshore, Ltd.                                      2,189,075     507,294       0.0%
#  Monadelphous Group, Ltd.                                  792,858   5,602,891       0.4%
   Monash IVF Group, Ltd.                                     94,850     152,088       0.0%
   Money3 Corp., Ltd.                                         29,801      40,006       0.0%
*  Morning Star Gold NL                                      332,749         127       0.0%
   Mortgage Choice, Ltd.                                     680,426   1,158,310       0.1%
*  Mount Gibson Iron, Ltd.                                 4,617,886   1,146,951       0.1%
#  Myer Holdings, Ltd.                                     5,669,367   5,053,175       0.3%
   MyState, Ltd.                                             187,162     566,300       0.0%
   Navitas, Ltd.                                           1,459,890   5,805,439       0.4%
#* Nearmap, Ltd.                                             597,080     362,451       0.0%
*  NetComm Wireless, Ltd.                                     36,441      62,734       0.0%
   New Hope Corp., Ltd.                                      212,522     303,349       0.0%
*  NEXTDC, Ltd.                                               42,329     118,270       0.0%
#  nib holdings, Ltd.                                      2,713,689   9,937,859       0.6%
#  Nick Scali, Ltd.                                          168,860     743,924       0.1%
#  Nine Entertainment Co. Holdings, Ltd.                     404,429     263,818       0.0%
#  Northern Star Resources, Ltd.                           4,806,957  15,547,800       1.0%
#* NRW Holdings, Ltd.                                      2,147,851     872,916       0.1%
   Nufarm, Ltd.                                            1,280,776   8,597,852       0.6%
#  OFX Group, Ltd.                                           557,214     655,935       0.0%
   oOh!media, Ltd.                                            41,950     136,246       0.0%
#* Orocobre, Ltd.                                            389,899   1,135,470       0.1%
   Orora, Ltd.                                             3,956,731   8,718,958       0.6%
#  OrotonGroup, Ltd.                                         131,885     240,707       0.0%
   OZ Minerals, Ltd.                                       2,198,276  11,231,748       0.7%
#  Pacific Current Group, Ltd.                                30,242      85,075       0.0%
   Pact Group Holdings, Ltd.                                 252,760   1,259,993       0.1%
#* Paladin Energy, Ltd.                                    9,564,569   1,016,927       0.1%
*  Panoramic Resources, Ltd.                               1,781,726     313,189       0.0%
#  Peet, Ltd.                                              1,645,757   1,188,516       0.1%
*  Peninsula Energy, Ltd.                                    209,095      93,559       0.0%
#  Perpetual, Ltd.                                           356,426  12,238,862       0.8%
#* Perseus Mining, Ltd.                                    3,800,711   1,786,565       0.1%
#  Platinum Asset Management, Ltd.                           341,012   1,291,488       0.1%
*  Pluton Resources, Ltd.                                     20,710          --       0.0%
   PMP, Ltd.                                               2,327,074   1,523,279       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
AUSTRALIA -- (Continued)
   Premier Investments, Ltd.                                  594,567 $ 6,398,480       0.4%
*  Prima Biomed, Ltd.                                       1,409,121      38,542       0.0%
   Primary Health Care, Ltd.                                3,292,878   9,598,026       0.6%
   Prime Media Group, Ltd.                                  2,031,951     432,409       0.0%
   Pro Medicus, Ltd.                                            3,343      12,629       0.0%
#  Programmed Maintenance Services, Ltd.                    1,671,122   1,821,321       0.1%
#  Qube Holdings, Ltd.                                      2,674,107   4,526,972       0.3%
*  Ramelius Resources, Ltd.                                 2,088,879     776,714       0.1%
#  RCG Corp., Ltd.                                            379,599     419,541       0.0%
   RCR Tomlinson, Ltd.                                      1,055,209   2,134,865       0.1%
   Reckon, Ltd.                                               363,914     437,023       0.0%
*  Red 5, Ltd.                                                  9,022         795       0.0%
   Reece, Ltd.                                                231,441   7,735,134       0.5%
#  Regis Healthcare, Ltd.                                     304,237     909,723       0.1%
   Regis Resources, Ltd.                                    2,618,798   6,604,471       0.4%
   Reject Shop, Ltd. (The)                                    265,486   1,506,849       0.1%
#  Resolute Mining, Ltd.                                    4,897,793   5,785,513       0.4%
#  Retail Food Group, Ltd.                                  1,099,481   5,655,928       0.4%
   Ridley Corp., Ltd.                                       1,365,765   1,293,120       0.1%
*  RiverCity Motorway Group                                 1,563,354          --       0.0%
*  RungePincockMinarco, Ltd.                                   30,702      11,692       0.0%
   Ruralco Holdings, Ltd.                                     115,893     278,456       0.0%
   SAI Global, Ltd.                                         1,578,339   5,612,431       0.4%
*  Salmat, Ltd.(6571511)                                      645,788     228,825       0.0%
*  Salmat, Ltd.(BDQZDF5)                                      137,402       3,658       0.0%
   Sandfire Resources NL                                      623,462   2,459,285       0.2%
*  Saracen Mineral Holdings, Ltd.                           6,350,203   5,486,985       0.4%
#  SeaLink Travel Group, Ltd.                                  30,221      98,068       0.0%
#  Select Harvests, Ltd.                                      532,021   2,472,574       0.2%
*  Senetas Corp., Ltd.                                        131,335      11,969       0.0%
#* Senex Energy, Ltd.                                       6,438,932   1,233,316       0.1%
   Servcorp, Ltd.                                             319,070   1,924,858       0.1%
   Service Stream, Ltd.                                     1,778,827   1,471,989       0.1%
#  Seven Group Holdings, Ltd.                                 559,015   3,853,039       0.3%
   Seven West Media, Ltd.                                   7,785,820   4,012,024       0.3%
   SG Fleet Group, Ltd.                                        60,289     164,663       0.0%
   Shine Corporate, Ltd.                                       15,573      14,803       0.0%
   Sigma Pharmaceuticals, Ltd.                              7,584,855   7,654,577       0.5%
#* Silex Systems, Ltd.                                        511,695     132,244       0.0%
#  Silver Chef, Ltd.                                          104,797     845,349       0.1%
*  Silver Lake Resources, Ltd.                              2,979,460   1,460,426       0.1%
#  Sims Metal Management, Ltd.                              1,382,214  10,514,951       0.7%
   Sirtex Medical, Ltd.                                       413,240   8,746,855       0.6%
#  Slater & Gordon, Ltd.                                    2,016,208     557,560       0.0%
   SmartGroup Corp., Ltd.                                      30,161     136,937       0.0%
#  SMS Management & Technology, Ltd.                          575,318     666,625       0.0%
   Southern Cross Media Group, Ltd.                         3,965,374   4,328,839       0.3%
   Spark Infrastructure Group                              11,913,246  20,084,154       1.3%
*  Specialty Fashion Group, Ltd.                              786,397     313,702       0.0%
   SpeedCast International, Ltd.                               47,531     144,201       0.0%
   Spotless Group Holdings, Ltd.                            2,865,962   2,174,113       0.1%
#* St Barbara, Ltd.                                         3,864,261   7,887,007       0.5%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
AUSTRALIA -- (Continued)
   Star Entertainment Grp, Ltd. (The)                       4,207,608 $ 15,921,346       1.0%
   Steadfast Group, Ltd.                                    1,734,291    2,816,102       0.2%
*  Strike Energy, Ltd.                                      1,471,668      106,558       0.0%
#* Sundance Energy Australia, Ltd.                          5,557,953      731,492       0.1%
   Sunland Group, Ltd.                                        729,757      841,237       0.1%
#  Super Retail Group, Ltd.                                 1,280,749    9,521,373       0.6%
*  Syrah Resources, Ltd.                                      103,722      283,588       0.0%
#  Tabcorp Holdings, Ltd.                                   3,586,818   13,177,917       0.9%
   Tassal Group, Ltd.                                         918,653    2,685,812       0.2%
#  Technology One, Ltd.                                     1,645,166    7,025,779       0.5%
#* Ten Network Holdings, Ltd.                               1,309,458    1,028,773       0.1%
#  TFS Corp., Ltd.                                          2,029,504    2,160,559       0.1%
   Thorn Group, Ltd.                                          617,981      809,794       0.1%
*  Tiger Resources, Ltd.                                    9,447,997      143,684       0.0%
*  Toro Energy, Ltd.                                           70,156        2,133       0.0%
   Tox Free Solutions, Ltd.                                 1,156,521    2,065,678       0.1%
   Treasury Wine Estates, Ltd.                                665,588    5,426,117       0.4%
*  Tribune Resources, Ltd.                                      3,093       15,048       0.0%
#* Troy Resources, Ltd.                                     2,230,415      606,197       0.0%
#* UGL, Ltd.                                                1,185,950    2,895,098       0.2%
#  Villa World, Ltd.                                          267,543      463,638       0.0%
#  Village Roadshow, Ltd.                                     831,506    3,214,775       0.2%
*  Virgin Australia Holdings, Ltd.()                        7,648,897           --       0.0%
*  Virgin Australia Holdings, Ltd.(B43DQC7)                11,885,050    2,121,966       0.1%
   Virtus Health, Ltd.                                        194,550    1,029,578       0.1%
   Vita Group, Ltd.                                           100,413      312,065       0.0%
#  Vocus Communications, Ltd.                               4,260,609   18,472,126       1.2%
#* Watpac, Ltd.                                               760,701      516,810       0.0%
#  Webjet, Ltd.                                               594,951    4,942,328       0.3%
   Webster, Ltd.                                               23,507       21,799       0.0%
#* Western Areas, Ltd.                                      1,821,505    3,416,443       0.2%
#* Whitehaven Coal, Ltd.                                    4,143,411    9,528,724       0.6%
#* WorleyParsons, Ltd.                                        550,059    3,515,410       0.2%
   WPP AUNZ, Ltd.                                           2,447,007    1,514,736       0.1%
                                                                      ------------      ----
TOTAL AUSTRALIA                                                        800,100,009      51.4%
                                                                      ------------      ----
CHINA -- (0.2%)
*  China Ludao Technology Co., Ltd.                           464,000      110,071       0.0%
   Chu Kong Shipping Enterprise Group Co., Ltd.                92,000       25,333       0.0%
   Hua Hong Semiconductor, Ltd.                                63,000       74,438       0.0%
   K Wah International Holdings, Ltd.                       5,102,632    2,758,757       0.2%
*  Lifestyle China Group, Ltd.                              1,649,000      463,196       0.0%
   SITC International Holdings Co., Ltd.                      187,000      110,580       0.0%
*  United Photovoltaics Group, Ltd.                           264,000       23,069       0.0%
                                                                      ------------      ----
TOTAL CHINA                                                              3,565,444       0.2%
                                                                      ------------      ----
HONG KONG -- (23.1%)
*  13 Holdings, Ltd. (The)                                     54,500       16,043       0.0%
*  650369903                                                  214,000       49,668       0.0%
   Aeon Credit Service Asia Co., Ltd.                         564,000      411,770       0.0%
   Aeon Stores Hong Kong Co., Ltd.                            248,000      226,266       0.0%
   Agritrade Resources, Ltd.                                3,065,000      493,214       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
HONG KONG -- (Continued)
   Alco Holdings, Ltd.                                      1,614,000 $  624,969       0.1%
   Allan International Holdings                                32,000      7,712       0.0%
   Allied Group, Ltd.                                         663,200  3,540,654       0.2%
   Allied Properties HK, Ltd.                              11,945,857  2,525,699       0.2%
*  Anxian Yuan China Holdings, Ltd.                         3,100,000     39,938       0.0%
*  Apac Resources, Ltd.                                    31,747,350    439,667       0.0%
*  Applied Development Holdings, Ltd.                       4,795,000    456,530       0.0%
   APT Satellite Holdings, Ltd.                             2,977,500  1,957,078       0.1%
   Arts Optical International Hldgs, Ltd.                     730,000    288,069       0.0%
   Asia Financial Holdings, Ltd.                            2,404,908  1,378,966       0.1%
*  Asia Satellite Telecommunications Holdings, Ltd.           934,500  1,265,598       0.1%
   Asia Standard Hotel Group, Ltd.                         11,437,218    757,708       0.1%
   Asia Standard International Group, Ltd.                 13,316,917  2,809,535       0.2%
   ASM Pacific Technology, Ltd.                               400,200  3,855,760       0.3%
   Associated International Hotels, Ltd.                      952,000  2,780,384       0.2%
*  Auto Italia Holdings                                     1,900,000     31,623       0.0%
*  BeijingWest Industries International, Ltd.               4,196,000    120,281       0.0%
*  Bel Global Resources Holdings, Ltd.                      2,576,000         --       0.0%
   BEP International Holdings, Ltd.                        19,310,000  1,267,323       0.1%
*  Bestway International Holdings, Ltd.                       615,000     80,091       0.0%
   Bonjour Holdings, Ltd.                                  13,988,600    602,492       0.0%
   Bossini International Holdings, Ltd.                     3,699,500    224,031       0.0%
   Bright Smart Securities & Commodities Group, Ltd.        5,126,000  2,172,341       0.1%
#  Brightoil Petroleum Holdings, Ltd.                       5,393,000  1,550,394       0.1%
#* Brockman Mining, Ltd.                                   22,810,814    301,987       0.0%
*  Burwill Holdings, Ltd.                                  30,384,960    873,889       0.1%
   Cafe de Coral Holdings, Ltd.                             2,330,000  8,226,629       0.5%
*  Cash Financial Services Group, Ltd.                      3,438,000    212,046       0.0%
*  CCT Land Holdings, Ltd.                                    480,000        803       0.0%
   Century City International Holdings, Ltd.                6,235,460    417,683       0.0%
*  CGN Mining Co., Ltd.                                       825,000     71,013       0.0%
*  Champion Technology Holdings, Ltd.                      16,563,089    355,563       0.0%
   Chen Hsong Holdings                                      1,212,000    293,853       0.0%
   Cheuk Nang Holdings, Ltd.                                  631,045    471,063       0.0%
#  Chevalier International Holdings, Ltd.                     820,989  1,298,892       0.1%
*  China Billion Resources, Ltd.                            2,438,000     12,558       0.0%
*  China Chuanglian Education Group, Ltd.                   4,664,000    103,729       0.0%
*  China Digicontent Co., Ltd.                              2,710,000         --       0.0%
#* China Energy Development Holdings, Ltd.                 52,140,000    646,557       0.1%
*  China Environmental Energy Investment, Ltd.                196,000     14,405       0.0%
*  China Ever Grand Financial Leasing Group Co., Ltd.         810,000     10,736       0.0%
   China Flavors & Fragrances Co., Ltd.                       517,028    184,245       0.0%
*  China Healthcare Enterprise Group, Ltd.                  7,756,000    133,856       0.0%
   China LNG Group, Ltd.                                    3,720,000    108,644       0.0%
*  China Medical & Healthcare Group, Ltd.                  42,916,800  2,455,807       0.2%
   China Metal International Holdings, Inc.                 2,670,000    932,237       0.1%
#  China Motor Bus Co., Ltd.                                   50,600    560,423       0.0%
*  China National Culture Group, Ltd.                       7,410,000     42,906       0.0%
#* China Smarter Energy Group Holdings, Ltd.                2,174,000    243,638       0.0%
*  China Solar Energy Holdings, Ltd.                        1,669,500      7,265       0.0%
*  China Star Entertainment, Ltd.                           1,850,000    140,277       0.0%
#* China Strategic Holdings, Ltd.                          48,071,250  1,138,480       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
HONG KONG -- (Continued)
   China Ting Group Holdings, Ltd.                          2,565,151 $   138,830       0.0%
*  China Wah Yan Healthcare, Ltd.                          11,685,000      96,381       0.0%
   Chinese Estates Holdings, Ltd.                              35,500      64,240       0.0%
   Chinney Investments, Ltd.                                1,144,000     262,711       0.0%
   Chong Hing Bank, Ltd.                                       68,000     133,625       0.0%
#  Chow Sang Sang Holdings International, Ltd.              2,306,000   4,071,349       0.3%
   Chuang's China Investments, Ltd.                         6,971,407     475,993       0.0%
   Chuang's Consortium International, Ltd.                  6,883,043   1,503,800       0.1%
*  Chun Sing Engineering Holdings, Ltd.                        60,000      12,440       0.0%
   CITIC Telecom International Holdings, Ltd.              11,836,125   4,037,552       0.3%
#  CK Life Sciences International Holdings, Inc.           22,270,000   1,948,887       0.1%
   CNQC International Holdings, Ltd.                        2,300,000     888,725       0.1%
   CNT Group, Ltd.                                          8,201,264     770,555       0.1%
*  Common Splendor International Health Industry Group,
   Ltd.                                                     7,210,000     621,324       0.0%
*  Continental Holdings, Ltd.                                 450,000       8,500       0.0%
#  Convenience Retail Asia, Ltd.                              142,000      75,783       0.0%
*  Convoy Financial Holdings, Ltd.                         45,144,000   1,393,427       0.1%
#* Cowell e Holdings, Inc.                                  1,529,000     469,951       0.0%
*  CP Lotus Corp.                                          11,880,000     191,258       0.0%
*  Crocodile Garments                                       1,263,000     141,490       0.0%
#  Cross-Harbour Holdings, Ltd. (The)                         679,520     945,792       0.1%
   CSI Properties, Ltd.                                    37,036,383   1,332,346       0.1%
#  CW Group Holdings, Ltd.                                  2,624,000     539,842       0.0%
   Dah Sing Banking Group, Ltd.                             3,751,916   6,775,868       0.4%
   Dah Sing Financial Holdings, Ltd.                        1,408,144   9,551,504       0.6%
   Dan Form Holdings Co., Ltd.                              4,377,260   1,529,212       0.1%
   Dickson Concepts International, Ltd.                     1,252,000     453,709       0.0%
*  Dragonite International, Ltd.                               56,000       8,288       0.0%
   Dynamic Holdings, Ltd.                                      18,000      11,375       0.0%
   Eagle Nice International Holdings, Ltd.                  1,782,000     534,387       0.0%
   EcoGreen International Group, Ltd.                       1,634,640     339,771       0.0%
*  EganaGoldpfeil Holdings, Ltd.                            4,121,757          --       0.0%
   Emperor Capital Group, Ltd.                             26,499,000   2,793,476       0.2%
   Emperor Entertainment Hotel, Ltd.                        4,405,000   1,071,982       0.1%
   Emperor International Holdings, Ltd.                     8,702,753   2,037,744       0.1%
*  Emperor Watch & Jewellery, Ltd.                         26,130,000   1,042,441       0.1%
*  Enerchina Holdings, Ltd.                                 1,674,000     114,037       0.0%
*  ENM Holdings, Ltd.                                      14,680,000     859,489       0.1%
*  EPI Holdings, Ltd.                                       1,950,001      51,171       0.0%
#* Esprit Holdings, Ltd.                                   14,507,050  11,964,200       0.8%
*  eSun Holdings, Ltd.                                      4,344,000     413,523       0.0%
*  Eternity Investment, Ltd.                                  830,000      19,130       0.0%
*  Ezcom Holdings, Ltd.                                        72,576          --       0.0%
#  Fairwood Holdings, Ltd.                                    703,600   3,264,749       0.2%
   Far East Consortium International, Ltd.                  9,110,798   3,729,347       0.2%
*  Far East Holdings International, Ltd.                      624,000      83,462       0.0%
   FIH Mobile, Ltd.                                        11,428,000   3,771,282       0.3%
   First Pacific Co., Ltd.                                  4,282,000   3,243,840       0.2%
   First Shanghai Investments, Ltd.                         4,312,000     763,662       0.1%
   Fountain SET Holdings, Ltd.                              5,388,000     707,472       0.1%
   Four Seas Mercantile Holdings, Ltd.                        610,000     313,985       0.0%
*  Freeman Financial Corp., Ltd.                            1,820,000     126,472       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES      VALUE++   OF NET ASSETS**
                                                           ----------- ----------- ---------------
HONG KONG -- (Continued)
   Future Bright Holdings, Ltd.                              3,288,000 $   373,349       0.0%
   G-Resources Group, Ltd.                                 167,529,600   2,965,204       0.2%
#* GCL New Energy Holdings, Ltd.                            19,760,000   1,168,998       0.1%
#  Get Nice Financial Group, Ltd.                              966,600     131,852       0.0%
#  Get Nice Holdings, Ltd.                                  40,426,000   1,404,833       0.1%
   Giordano International, Ltd.                             10,656,000   5,645,441       0.4%
#* Global Brands Group Holding, Ltd.                        28,346,000   3,210,630       0.2%
   Glorious Sun Enterprises, Ltd.                            4,240,000     567,685       0.0%
   Gold Peak Industries Holdings, Ltd.                       3,029,642     304,116       0.0%
   Golden Resources Development International, Ltd.          3,330,500     201,613       0.0%
#* Good Resources Holdings, Ltd.                             3,230,000     166,187       0.0%
*  Grande Holdings, Ltd. (The)                                 882,000      40,360       0.0%
   Great Eagle Holdings, Ltd.                                  449,467   1,993,800       0.1%
   Guangnan Holdings, Ltd.                                   2,363,600     273,913       0.0%
   Guoco Group, Ltd.                                             2,000      22,453       0.0%
#  Guotai Junan International Holdings, Ltd.                22,013,797   8,406,293       0.6%
#  Haitong International Securities Group, Ltd.              9,802,191   6,271,317       0.4%
   Hanison Construction Holdings, Ltd.                       2,103,649     371,044       0.0%
*  Hanny Holdings, Ltd.                                        185,000      10,376       0.0%
*  Hao Tian Development Group, Ltd.                         16,639,200     824,980       0.1%
   Harbour Centre Development, Ltd.                            935,500   1,693,908       0.1%
   High Fashion International, Ltd.                            268,000      73,095       0.0%
   HKBN, Ltd.                                                1,623,000   1,915,894       0.1%
*  HKR International, Ltd.                                   5,927,136   2,848,322       0.2%
   Hon Kwok Land Investment Co., Ltd.                          314,800     122,092       0.0%
   Hong Kong Aircraft Engineering Co., Ltd.                    108,000     769,412       0.1%
*  Hong Kong Building & Loan Agency, Ltd. (The)                200,000       7,207       0.0%
   Hong Kong Ferry Holdings Co., Ltd.                          855,300   1,004,601       0.1%
   Hong Kong Shanghai Alliance Holdings, Ltd.                1,248,002     135,221       0.0%
*  Hong Kong Television Network, Ltd.                        2,559,751     461,555       0.0%
*  HongDa Financial Holding, Ltd.                            1,290,000      63,202       0.0%
#  Hongkong & Shanghai Hotels, Ltd. (The)                    1,501,112   1,696,401       0.1%
   Hongkong Chinese, Ltd.                                    5,038,000     922,045       0.1%
   Hop Hing Group Holdings, Ltd.                             1,812,000      27,770       0.0%
   Hopewell Holdings, Ltd.                                   3,184,000  11,148,424       0.7%
#* Hsin Chong Group Holding, Ltd.                           10,517,658     466,674       0.0%
   Hung Hing Printing Group, Ltd.                            2,628,000     328,582       0.0%
   Hutchison Telecommunications Hong Kong Holdings, Ltd.    11,810,000   3,803,520       0.3%
*  I-CABLE Communications, Ltd.                              4,324,000     461,685       0.0%
#  IGG, Inc.                                                 4,920,000   3,586,309       0.2%
#* Imagi International Holdings, Ltd.                       17,138,400     485,730       0.0%
*  International Standard Resources Holdings, Ltd.          30,641,500     505,104       0.0%
*  iOne Holdings, Ltd.                                      11,400,000     293,207       0.0%
   IPE Group, Ltd.                                           3,345,000     728,245       0.1%
*  IRC, Ltd.                                                10,590,266     243,680       0.0%
   IT, Ltd.                                                  4,144,532   1,525,950       0.1%
   ITC Corp., Ltd.                                           1,095,150      91,754       0.0%
   ITC Properties Group, Ltd.                                4,859,749   1,813,356       0.1%
*  Jinhui Holdings Co., Ltd.                                   102,000      11,848       0.0%
   Johnson Electric Holdings, Ltd.                           2,112,750   5,106,592       0.3%
   Kader Holdings Co., Ltd.                                     92,000       8,529       0.0%
   Kam Hing International Holdings, Ltd.                     1,830,000     122,710       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ----------- ---------- ---------------
HONG KONG -- (Continued)
*  Kantone Holdings, Ltd.                                      919,364 $   99,698       0.0%
   Karrie International Holdings, Ltd.                         138,000     12,247       0.0%
   Keck Seng Investments                                       878,600    655,580       0.1%
   Kerry Logistics Network, Ltd.                             1,825,500  2,423,219       0.2%
*  King Pacific International Holdings, Ltd.                 1,404,200         --       0.0%
   Kingmaker Footwear Holdings, Ltd.                         1,830,955    447,667       0.0%
#  Kingston Financial Group, Ltd.                            9,219,000  3,827,066       0.3%
*  Kong Sun Holdings, Ltd.                                     175,000      6,600       0.0%
   Kowloon Development Co., Ltd.                             2,541,000  2,543,372       0.2%
*  Kwan On Holdings, Ltd.                                    1,510,000    404,251       0.0%
   Kwoon Chung Bus Holdings, Ltd.                               20,000     10,220       0.0%
   L'Occitane International SA                                 435,500    902,435       0.1%
*  L'sea Resources International Holdings, Ltd.              5,480,000    104,992       0.0%
   Lai Sun Development Co., Ltd.                            86,932,466  1,766,863       0.1%
   Lai Sun Garment International, Ltd.                       3,321,680    659,793       0.1%
   Lam Soon Hong Kong, Ltd.                                    302,310    335,451       0.0%
*  Landing International Development, Ltd.                  22,400,000    538,365       0.0%
   Landsea Green Properties Co., Ltd.                          948,000     74,503       0.0%
*  Leading Spirit High-Tech Holdings Co., Ltd.               2,310,000         --       0.0%
   Lifestyle International Holdings, Ltd.                    1,835,500  2,459,149       0.2%
   Lippo China Resources, Ltd.                              20,922,000    610,046       0.0%
   Lippo, Ltd.                                               1,161,700    712,278       0.1%
   Lisi Group Holdings, Ltd.                                 9,590,000    803,092       0.1%
#  Liu Chong Hing Investment, Ltd.                           1,281,200  1,804,859       0.1%
   Luen Thai Holdings, Ltd.                                  1,207,000    496,181       0.0%
   Luk Fook Holdings International, Ltd.                     3,142,000  9,213,353       0.6%
   Luks Group Vietnam Holdings Co., Ltd.                       514,913    183,859       0.0%
   Lung Kee Bermuda Holdings                                 1,567,875    547,091       0.0%
#* Macau Legend Development, Ltd.                           12,460,000  2,179,486       0.2%
   Magnificent Hotel Investment, Ltd.                       13,170,000    306,703       0.0%
   Major Holdings, Ltd.                                        780,000    199,672       0.0%
*  Man Sang International, Ltd.                                132,000     11,043       0.0%
   Man Wah Holdings, Ltd.                                   13,578,800  9,012,166       0.6%
*  Mason Financial Holdings, Ltd.                           18,230,000    417,286       0.0%
   Master Glory Group, Ltd.                                 14,910,000    836,285       0.1%
   Matrix Holdings, Ltd.                                     1,067,414    392,141       0.0%
   Melbourne Enterprises, Ltd.                                  39,500    875,723       0.1%
#  Melco International Development, Ltd.                     4,978,000  6,491,503       0.4%
#* Midland Holdings, Ltd.                                    5,182,000  1,837,486       0.1%
   Ming Fai International Holdings, Ltd.                     1,879,000    290,511       0.0%
   Miramar Hotel & Investment                                  889,000  1,791,029       0.1%
#* Mongolian Mining Corp.                                    8,115,500    311,856       0.0%
#  NagaCorp, Ltd.                                           10,112,000  6,316,398       0.4%
   Nanyang Holdings, Ltd.                                      133,500    704,499       0.1%
   National Electronic Hldgs                                 2,668,600    329,961       0.0%
*  National United Resources Holdings, Ltd.                 18,280,000    334,697       0.0%
*  Neo-Neon Holdings, Ltd.                                   2,337,500    364,222       0.0%
*  Neptune Group, Ltd.                                       2,785,000    129,275       0.0%
*  NetMind Financial Holdings, Ltd.                        128,560,000  1,139,304       0.1%
*  New Century Group Hong Kong, Ltd.                        13,351,464    223,309       0.0%
*  New Times Energy Corp., Ltd.                              1,946,400     63,972       0.0%
#  Newocean Energy Holdings, Ltd.                            7,708,000  1,985,818       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
HONG KONG -- (Continued)
*  Next Digital, Ltd.                                       4,295,183 $  226,775       0.0%
*  Nine Express, Ltd.                                      10,260,000    487,770       0.0%
*  O Luxe Holdings, Ltd.                                   10,234,500    845,665       0.1%
*  Orange Sky Golden Harvest Entertainment Holdings, Ltd.   9,489,706    592,210       0.0%
   Orient Overseas International, Ltd.                      1,401,500  5,242,424       0.3%
*  Orient Power Holdings, Ltd.                                804,000         --       0.0%
#  Oriental Watch Holdings                                  3,070,800    558,486       0.0%
*  Pacific Andes International Holdings, Ltd.              19,435,067    137,326       0.0%
#* Pacific Basin Shipping, Ltd.                            28,883,000  4,312,677       0.3%
#  Pacific Textiles Holdings, Ltd.                          6,300,000  7,937,552       0.5%
   Pak Fah Yeow International, Ltd.                             5,000      2,384       0.0%
   Paliburg Holdings, Ltd.                                  3,062,830    935,342       0.1%
#* Paradise Entertainment, Ltd.                             3,652,000    898,597       0.1%
#* Peace Mark Holdings, Ltd.                                2,712,022         --       0.0%
*  Pearl Oriental Oil, Ltd.                                11,849,400    449,976       0.0%
   Pegasus International Holdings, Ltd.                       226,000     30,348       0.0%
   Perfect Shape Beauty Technology, Ltd.                    1,172,000    119,213       0.0%
#  Pico Far East Holdings, Ltd.                             5,164,000  1,570,787       0.1%
   Playmates Holdings, Ltd.                                   692,000    809,112       0.1%
   Playmates Toys, Ltd.                                     6,208,000    974,120       0.1%
#  Pokfulam Development Co.                                   234,000    418,359       0.0%
   Polytec Asset Holdings, Ltd.                            11,323,526    818,050       0.1%
   Public Financial Holdings, Ltd.                          3,102,000  1,390,843       0.1%
*  PYI Corp., Ltd.                                         24,147,973    505,586       0.0%
*  Pyxis Group, Ltd.                                        1,936,000         --       0.0%
*  Qianhai Health Holdings, Ltd.                              157,499      3,332       0.0%
#  Quam, Ltd.                                               1,280,000    196,401       0.0%
   Raymond Industrial, Ltd.                                    30,400      4,152       0.0%
#  Regal Hotels International Holdings, Ltd.                2,871,800  1,600,280       0.1%
*  Rentian Technology Holdings, Ltd.                        5,490,000    367,181       0.0%
   Rivera Holdings, Ltd.                                    5,710,000    346,090       0.0%
   SA SA International Holdings, Ltd.                      11,234,688  5,136,733       0.3%
   Safety Godown Co., Ltd.                                    400,000    990,600       0.1%
*  Sandmartin International Holdings, Ltd.                    844,000     20,124       0.0%
   SAS Dragon Holdings, Ltd.                                2,120,000    372,963       0.0%
#  SEA Holdings, Ltd.                                       1,162,000  2,958,504       0.2%
*  SEEC Media Group, Ltd.                                   2,620,000     48,178       0.0%
   Shangri-La Asia, Ltd.                                      652,000    716,089       0.1%
#  Shenwan Hongyuan HK, Ltd.                                4,201,250  2,311,092       0.2%
*  Shougang Concord Grand Group, Ltd.                       1,158,000     38,020       0.0%
   Shun Ho Technology Holdings, Ltd.                        1,254,757    443,140       0.0%
#* Shun Tak Holdings, Ltd.                                 13,787,419  4,647,947       0.3%
*  Silver base Group Holdings, Ltd.                         3,641,515    262,257       0.0%
#* Sincere Watch Hong Kong, Ltd.                            2,800,000     77,042       0.0%
*  Sing Pao Media Enterprises, Ltd.                           250,511         --       0.0%
   Sing Tao News Corp., Ltd.                                1,974,000    254,357       0.0%
*  Singamas Container Holdings, Ltd.                       10,968,000  1,143,520       0.1%
*  Sinocan Holdings, Ltd.                                     350,000         --       0.0%
   SIS International Holdings                                  34,000     17,509       0.0%
   Sitoy Group Holdings, Ltd.                                 962,000    345,543       0.0%
#* Skyway Securities Group, Ltd.                           12,270,000    266,562       0.0%
   SmarTone Telecommunications Holdings, Ltd.               3,918,031  5,914,368       0.4%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
HONG KONG -- (Continued)
*  SOCAM Development, Ltd.                                  1,744,771 $   676,318       0.1%
*  Solartech International Holdings, Ltd.                   4,760,000     251,491       0.0%
*  Solomon Systech International, Ltd.                      9,504,000     446,372       0.0%
   Soundwill Holdings, Ltd.                                   539,000     977,658       0.1%
*  South China Assets Holdings, Ltd.                        1,679,170      15,338       0.0%
*  South China Financial Holdings, Ltd.                    16,950,000     174,419       0.0%
*  South China Holdings Co., Ltd.                          14,219,603     705,259       0.1%
#  Stella International Holdings, Ltd.                      1,485,500   2,574,904       0.2%
*  Stelux Holdings International, Ltd.                      3,011,400     232,520       0.0%
*  Success Universe Group, Ltd.                             6,716,000     151,696       0.0%
   Sun Hing Vision Group Holdings, Ltd.                       358,000     129,257       0.0%
   Sun Hung Kai & Co., Ltd.                                 4,619,429   2,908,156       0.2%
   Sunwah Kingsway Capital Holdings, Ltd.                   7,690,000     150,591       0.0%
#  TAI Cheung Holdings, Ltd.                                2,040,000   1,739,028       0.1%
   Tai Sang Land Development, Ltd.                            781,910     441,050       0.0%
*  Tai United Holdings, Ltd.                                  880,000       1,135       0.0%
*  Talent Property Group, Ltd.                              2,910,000      63,656       0.0%
#  Tan Chong International, Ltd.                            1,176,000     344,949       0.0%
   Tao Heung Holdings, Ltd.                                 1,121,000     313,562       0.0%
*  TCL Display Technology Holdings, Ltd.                      968,000      94,492       0.0%
#  Television Broadcasts, Ltd.                              2,037,100   7,374,084       0.5%
*  Termbray Industries International Holdings, Ltd.         2,304,900     169,437       0.0%
   Tern Properties Co., Ltd.                                   51,200      31,032       0.0%
#  Texwinca Holdings, Ltd.                                  6,280,000   4,393,433       0.3%
   Tian Teck Land, Ltd.                                     1,024,000   1,139,841       0.1%
*  Titan Petrochemicals Group, Ltd.                        13,140,000     155,858       0.0%
#* TOM Group, Ltd.                                            524,000     128,110       0.0%
#  Town Health International Medical Group, Ltd.            2,672,000     426,971       0.0%
   Tradelink Electronic Commerce, Ltd.                      5,088,000   1,087,269       0.1%
#  Transport International Holdings, Ltd.                   1,240,141   3,746,921       0.3%
#* Trinity, Ltd.                                            8,046,000     591,169       0.0%
*  Tristate Holdings, Ltd.                                    100,000      20,944       0.0%
*  TSC Group Holdings, Ltd.                                 3,280,000     485,578       0.0%
#  Tsui Wah Holdings, Ltd.                                  1,424,000     244,110       0.0%
#* United Laboratories International Holdings, Ltd. (The)   5,116,000   2,816,684       0.2%
*  Universal Technologies Holdings, Ltd.                    7,410,000     286,574       0.0%
*  Up Energy Development Group, Ltd.                        3,929,000      49,039       0.0%
   Upbest Group, Ltd.                                          72,000      12,327       0.0%
*  Value Convergence Holdings, Ltd.                         3,156,000   1,230,380       0.1%
   Value Partners Group, Ltd.                               3,009,000   2,870,243       0.2%
   Vanke Property Overseas, Ltd.                               49,000      30,744       0.0%
   Vantage International Holdings, Ltd.                     2,358,000     434,876       0.0%
   Varitronix International, Ltd.                           2,769,293   1,126,664       0.1%
   Vedan International Holdings, Ltd.                       3,360,000     428,579       0.0%
   Victory City International Holdings, Ltd.               15,441,107     725,436       0.1%
#  Vitasoy International Holdings, Ltd.                     5,277,000  11,020,785       0.7%
*  VS International Group, Ltd.                               488,000      22,899       0.0%
#  VST Holdings, Ltd.                                       5,123,600   1,555,263       0.1%
   VTech Holdings, Ltd.                                       700,400   8,591,259       0.6%
   Wai Kee Holdings, Ltd.                                   7,640,738   2,430,285       0.2%
   Wang On Group, Ltd.                                      1,740,000      15,442       0.0%
   Win Hanverky Holdings, Ltd.                              2,734,000     467,787       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
HONG KONG -- (Continued)
*  Winfull Group Holdings, Ltd.                             9,512,000 $    219,767       0.0%
   Wing On Co. International, Ltd.                            759,000    2,362,528       0.2%
   Wing Tai Properties, Ltd.                                1,923,331    1,189,790       0.1%
   Wonderful Sky Financial Group Holdings, Ltd.               186,000       55,766       0.0%
   Wong's International Holdings, Ltd.                        737,641      261,655       0.0%
   Wong's Kong King International                             120,000       18,248       0.0%
*  Xinyi Automobile Glass Hong Kong Enterprises, Ltd.         419,250       81,760       0.0%
#  Xinyi Glass Holdings, Ltd.                              17,658,000   15,182,993       1.0%
   Yangtzekiang Garment, Ltd.                                 606,500      230,899       0.0%
   Yau Lee Holdings, Ltd.                                     534,000       72,878       0.0%
   Yeebo International Holdings, Ltd.                       2,328,000      919,763       0.1%
#  YGM Trading, Ltd.                                          447,000      443,221       0.0%
   YT Realty Group, Ltd.                                      749,000      541,323       0.0%
   Yugang International, Ltd.                              90,818,000    1,643,988       0.1%
                                                                      ------------      ----
TOTAL HONG KONG                                                        417,419,049      26.9%
                                                                      ------------      ----
NEW ZEALAND -- (7.4%)
#* a2 Milk Co., Ltd.                                        1,558,157    2,068,774       0.1%
   Abano Healthcare Group, Ltd.                                30,725      175,709       0.0%
   Air New Zealand, Ltd.                                    3,693,701    5,095,106       0.3%
*  Bay Energy, Ltd.                                            81,096      284,739       0.0%
   Briscoe Group, Ltd.                                          2,235        6,039       0.0%
   Chorus, Ltd.                                             2,169,937    5,667,811       0.4%
   Colonial Motor Co., Ltd. (The)                             144,588      729,176       0.1%
   Contact Energy, Ltd.                                     2,259,220    7,681,997       0.5%
#  EBOS Group, Ltd.                                           451,590    5,502,086       0.4%
   Fisher & Paykel Healthcare Corp., Ltd.                   2,455,045   15,543,967       1.0%
   Freightways, Ltd.                                          974,609    4,452,289       0.3%
   Genesis Energy, Ltd.                                       636,993      892,694       0.1%
   Hallenstein Glasson Holdings, Ltd.                         242,445      518,104       0.0%
#  Heartland Bank, Ltd.                                       642,535      688,568       0.0%
   Hellaby Holdings, Ltd.                                     384,437      918,071       0.1%
   Infratil, Ltd.                                           3,268,694    6,962,751       0.5%
   Kathmandu Holdings, Ltd.                                   663,170      952,642       0.1%
   Mainfreight, Ltd.                                          539,049    7,154,735       0.5%
#  Mercury NZ, Ltd.                                           598,819    1,307,241       0.1%
   Methven, Ltd.                                               93,877       81,143       0.0%
   Metlifecare, Ltd.                                          568,932    2,350,526       0.2%
   Millennium & Copthorne Hotels New Zealand, Ltd.            395,725      622,009       0.0%
   New Zealand Oil & Gas, Ltd.                              1,659,791      627,441       0.0%
#  New Zealand Refining Co., Ltd. (The)                       574,344      919,705       0.1%
   NZME, Ltd.                                                 945,851      449,878       0.0%
   NZX, Ltd.                                                  952,265      708,122       0.1%
#  Opus International Consultants, Ltd.                        12,925        7,303       0.0%
*  Orion Health Group, Ltd.                                     4,001        9,153       0.0%
#* Pacific Edge, Ltd.                                         442,720      145,487       0.0%
   PGG Wrightson, Ltd.                                        999,976      328,766       0.0%
*  Pike River Coal, Ltd.                                      490,805           --       0.0%
#  Port of Tauranga, Ltd.                                   2,576,525    7,183,134       0.5%
   Restaurant Brands New Zealand, Ltd.                        480,311    1,813,509       0.1%
*  Richina Pacific, Ltd.                                      274,180           --       0.0%
*  Rubicon, Ltd.                                            1,442,620      236,773       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
NEW ZEALAND -- (Continued)
#  Ryman Healthcare, Ltd.                                  1,772,699 $ 11,251,074       0.7%
   Sanford, Ltd.                                             382,357    1,743,137       0.1%
   Scales Corp., Ltd.                                          6,694       14,735       0.0%
   Scott Technology, Ltd.                                     39,805       60,362       0.0%
#  Skellerup Holdings, Ltd.                                  544,971      556,889       0.0%
   SKY Network Television, Ltd.                            2,080,268    6,868,715       0.4%
   SKYCITY Entertainment Group, Ltd.                       5,162,402   14,391,898       0.9%
   Steel & Tube Holdings, Ltd.                               441,625      690,795       0.0%
   Summerset Group Holdings, Ltd.                            516,519    1,756,918       0.1%
*  Tilt Renewables, Ltd.                                      81,096      127,582       0.0%
   Tourism Holdings, Ltd.                                    337,692      782,158       0.1%
   Tower, Ltd.                                               887,040      570,563       0.0%
   Trade Me Group, Ltd.                                    1,682,617    5,845,081       0.4%
   Vector, Ltd.                                            1,381,288    3,143,215       0.2%
   Warehouse Group, Ltd. (The)                               698,604    1,498,207       0.1%
#* Xero, Ltd.                                                167,838    2,129,604       0.1%
   Z Energy, Ltd.                                            183,115    1,023,445       0.1%
                                                                     ------------       ---
TOTAL NEW ZEALAND                                                     134,539,826       8.7%
                                                                     ------------       ---
SINGAPORE -- (10.5%)
*  Abterra, Ltd.                                             531,800      195,901       0.0%
   Accordia Golf Trust                                     2,892,300    1,362,937       0.1%
   Amara Holdings, Ltd.                                      922,800      263,446       0.0%
   Ascendas India Trust                                    1,102,600      847,389       0.1%
   ASL Marine Holdings, Ltd.                                 617,500       53,973       0.0%
   Aspial Corp., Ltd.                                         75,877       14,742       0.0%
   Baker Technology, Ltd.                                    289,580      135,564       0.0%
#* Banyan Tree Holdings, Ltd.                              1,022,900      291,910       0.0%
#  Best World International, Ltd.                          1,033,625    1,082,167       0.1%
   Bonvests Holdings, Ltd.                                   950,000      833,006       0.1%
*  Boustead Projects, Ltd.                                   497,612      259,150       0.0%
   Boustead Singapore, Ltd.                                1,827,636    1,176,116       0.1%
   Breadtalk Group, Ltd.                                     894,200      639,399       0.0%
*  Broadway Industrial Group, Ltd.                           835,330      117,294       0.0%
   Bukit Sembawang Estates, Ltd.                             606,203    1,964,121       0.1%
   Bund Center Investment, Ltd.                              659,825      332,755       0.0%
#  Centurion Corp., Ltd.                                     825,900      198,493       0.0%
#  China Aviation Oil Singapore Corp., Ltd.                2,336,199    2,393,218       0.2%
#  China Everbright Water, Ltd.                            3,794,800    1,557,067       0.1%
#  Chip Eng Seng Corp., Ltd.                               3,445,300    1,593,976       0.1%
   Chuan Hup Holdings, Ltd.                                3,853,500      718,107       0.1%
#* Cityneon Holdings, Ltd.                                   404,000      341,673       0.0%
   Civmec, Ltd.                                               53,200       12,263       0.0%
#* COSCO Corp. Singapore, Ltd.                             8,095,300    1,481,261       0.1%
*  Creative Technology, Ltd.                                 272,200      189,090       0.0%
   CSE Global, Ltd.                                        3,443,600    1,015,558       0.1%
#  CWT, Ltd.                                               1,799,000    2,554,359       0.2%
#  Del Monte Pacific, Ltd.                                 2,363,364      586,016       0.0%
#  Delfi, Ltd.                                               788,500    1,270,759       0.1%
*  DMX Technologies Group, Ltd.                            2,096,000       62,539       0.0%
*  Dyna-Mac Holdings, Ltd.                                 2,007,300      195,634       0.0%
   Elec & Eltek International Co., Ltd.                      147,000      124,802       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
SINGAPORE -- (Continued)
   EnGro Corp., Ltd.                                          354,000 $  217,427       0.0%
#* Ezion Holdings, Ltd.                                    12,591,378  2,697,827       0.2%
#* Ezra Holdings, Ltd.                                     19,242,923    589,466       0.0%
   Falcon Energy Group, Ltd.                                2,008,800    212,965       0.0%
   Far East Orchard, Ltd.                                   1,074,985  1,144,758       0.1%
#  First Resources, Ltd.                                    4,935,500  6,456,198       0.4%
*  First Ship Lease Trust                                     160,900     18,590       0.0%
   First Sponsor Group, Ltd.                                  440,661    411,856       0.0%
#* Food Empire Holdings, Ltd.                               1,256,400    271,156       0.0%
*  Fragrance Group, Ltd.                                    6,077,000    688,220       0.1%
   Frasers Centrepoint, Ltd.                                  450,100    480,453       0.0%
   Fu Yu Corp., Ltd.                                        1,462,200    199,335       0.0%
#* Gallant Venture, Ltd.                                    4,992,500    461,194       0.0%
*  Geo Energy Resources, Ltd.                                 432,000     63,625       0.0%
   GK Goh Holdings, Ltd.                                    1,484,065    897,075       0.1%
   GL, Ltd.                                                 3,401,300  1,954,699       0.1%
*  Global Premium Hotels, Ltd.                                559,480    118,746       0.0%
   Golden Agri-Resources, Ltd.                             17,549,200  4,845,850       0.3%
   GP Batteries International, Ltd.                           235,000    126,753       0.0%
   GP Industries, Ltd.                                      2,567,609  1,057,986       0.1%
   GSH Corp., Ltd.                                             60,860     18,416       0.0%
   GuocoLand, Ltd.                                            597,214    823,384       0.1%
#* Halcyon Agri Corp., Ltd.                                 1,669,048    570,507       0.0%
*  Hanwell Holdings, Ltd.                                   1,771,219    285,508       0.0%
#  Haw Par Corp., Ltd.                                         30,400    195,829       0.0%
   Health Management International, Ltd.                      913,000    377,481       0.0%
   Hi-P International, Ltd.                                 1,271,600    437,914       0.0%
   Hiap Hoe, Ltd.                                             498,000    252,283       0.0%
#  Ho Bee Land, Ltd.                                        1,604,700  2,457,457       0.2%
   Hong Fok Corp., Ltd.                                     3,551,394  1,661,835       0.1%
*  Hong Fok Land, Ltd.                                      1,210,000         --       0.0%
   Hong Leong Asia, Ltd.                                      690,700    343,176       0.0%
   Hotel Grand Central, Ltd.                                1,461,261  1,428,344       0.1%
   Hour Glass, Ltd. (The)                                   1,814,832    880,044       0.1%
   Hutchison Port Holdings Trust                              112,400     49,929       0.0%
   Hwa Hong Corp., Ltd.                                     2,123,500    465,986       0.0%
#  Hyflux, Ltd.                                             3,262,300  1,087,766       0.1%
#  Indofood Agri Resources, Ltd.                            3,432,100  1,182,626       0.1%
*  InnoTek, Ltd.                                              512,500     69,115       0.0%
#  Innovalues, Ltd.                                         1,659,300  1,179,226       0.1%
   IPC Corp., Ltd.                                            225,970     90,517       0.0%
   Isetan Singapore, Ltd.                                     119,000    310,063       0.0%
#  Japfa, Ltd.                                              2,179,700  1,380,297       0.1%
#* Jurong Technologies Industrial Corp., Ltd.               2,227,680         --       0.0%
   k1 Ventures, Ltd.                                        1,005,220    732,838       0.1%
#  Keppel Infrastructure Trust                              6,604,732  2,394,604       0.2%
   Keppel Telecommunications & Transportation, Ltd.         1,369,300  1,693,860       0.1%
*  Koh Brothers Eco Engineering, Ltd.                         143,200      5,044       0.0%
   Koh Brothers Group, Ltd.                                 1,432,000    272,991       0.0%
*  KrisEnergy, Ltd.                                           296,200     31,890       0.0%
   KSH Holdings, Ltd.                                          57,200     22,567       0.0%
   Lian Beng Group, Ltd.                                    2,253,500    736,242       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
SINGAPORE -- (Continued)
   Low Keng Huat Singapore, Ltd.                              889,800 $   344,779       0.0%
   Lum Chang Holdings, Ltd.                                 1,094,030     290,866       0.0%
#  M1, Ltd.                                                 2,667,000   3,912,737       0.3%
#  Mandarin Oriental International, Ltd.                       91,700     128,064       0.0%
*  Marco Polo Marine, Ltd.                                    882,000      46,499       0.0%
   Metro Holdings, Ltd.                                     2,663,092   1,872,688       0.1%
   Mewah International, Inc.                                   89,000      15,341       0.0%
   Midas Holdings, Ltd.                                     8,435,600   1,305,707       0.1%
#* Nam Cheong, Ltd.                                         7,506,340     306,437       0.0%
#  Nera Telecommunications, Ltd.                            1,143,400     608,525       0.0%
   New Toyo International Holdings, Ltd.                    1,624,000     326,249       0.0%
#* Noble Group, Ltd.                                       75,184,800   8,939,601       0.6%
   NSL, Ltd.                                                  409,900     416,860       0.0%
   Olam International, Ltd.                                   290,300     448,534       0.0%
#  OUE, Ltd.                                                1,996,500   2,429,854       0.2%
   Overseas Education, Ltd.                                    65,300      20,645       0.0%
   Oxley Holdings, Ltd.                                     1,442,400     481,599       0.0%
#  Pacc Offshore Services Holdings, Ltd.                      478,200     104,601       0.0%
   Pacific Radiance, Ltd.                                     240,600      26,710       0.0%
   Pan-United Corp., Ltd.                                   1,948,600     810,413       0.1%
   Penguin International, Ltd.                                446,032      79,530       0.0%
#  Q&M Dental Group Singapore, Ltd.                         2,188,300   1,179,493       0.1%
   QAF, Ltd.                                                1,359,162   1,208,190       0.1%
*  Raffles Education Corp., Ltd.                            4,176,710     565,250       0.0%
   Raffles Medical Group, Ltd.                              4,223,073   4,565,833       0.3%
   RHT Health Trust                                         2,016,700   1,249,328       0.1%
*  Rickmers Maritime                                        1,008,350      25,265       0.0%
#  Riverstone Holdings, Ltd.                                1,089,000     716,564       0.1%
#  Rotary Engineering, Ltd.                                 1,443,100     393,754       0.0%
#* Rowsley, Ltd.                                              298,400      26,814       0.0%
   Roxy-Pacific Holdings, Ltd.                                297,500      89,735       0.0%
   San Teh, Ltd.                                              248,387      36,767       0.0%
   SATS, Ltd.                                               2,695,900   9,378,680       0.6%
#  SBS Transit, Ltd.                                          926,200   1,544,496       0.1%
   SembCorp Industries, Ltd.                                3,282,400   5,943,816       0.4%
#  SembCorp Marine, Ltd.                                    2,708,500   2,511,421       0.2%
   Sheng Siong Group, Ltd.                                  4,266,400   3,204,883       0.2%
#  SHS Holdings, Ltd.                                       2,304,100     321,141       0.0%
   SIA Engineering Co., Ltd.                                  245,200     650,400       0.0%
#* SIIC Environment Holdings, Ltd.                          3,992,020   1,823,299       0.1%
#  Sinarmas Land, Ltd.                                      6,703,600   2,313,232       0.2%
   Sing Holdings, Ltd.                                      1,134,000     265,057       0.0%
   Sing Investments & Finance, Ltd.                           297,675     246,164       0.0%
#  Singapore Post, Ltd.                                    10,132,100  11,641,927       0.8%
   Singapore Reinsurance Corp., Ltd.                        1,514,530     337,285       0.0%
   Singapore Shipping Corp., Ltd.                           1,640,700     294,727       0.0%
   Singapura Finance, Ltd.                                    348,124     219,151       0.0%
#  Sino Grandness Food Industry Group, Ltd.                 2,981,300     728,661       0.1%
   Stamford Land Corp., Ltd.                                3,188,100   1,042,044       0.1%
   Straco Corp., Ltd.                                         130,000      75,368       0.0%
   Sunningdale Tech, Ltd.                                     793,060     601,095       0.0%
*  SunVic Chemical Holdings, Ltd.                           1,187,845      79,642       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES      VALUE++     OF NET ASSETS**
                                                           --------- -------------- ---------------
SINGAPORE -- (Continued)
   Super Group, Ltd.                                       3,509,900 $    2,447,154       0.2%
#* Swiber Holdings, Ltd.                                   2,895,250        226,834       0.0%
#* Tat Hong Holdings, Ltd.                                 2,218,800        702,043       0.1%
*  Thakral Corp., Ltd.                                       139,165         20,655       0.0%
   Tiong Woon Corp. Holding, Ltd.                            228,100         42,686       0.0%
#  Tuan Sing Holdings, Ltd.                                4,167,162        852,950       0.1%
#  UMS Holdings, Ltd.                                      2,656,700      1,182,556       0.1%
   United Engineers, Ltd.                                  3,097,128      5,763,305       0.4%
   United Industrial Corp., Ltd.                              19,552         38,245       0.0%
   United Overseas Insurance, Ltd.                           181,850        620,405       0.0%
#  UOB-Kay Hian Holdings, Ltd.                             1,955,133      1,859,744       0.1%
   UOL Group, Ltd.                                         1,844,364      7,501,364       0.5%
   UPP Holdings, Ltd.                                      2,972,500        588,556       0.0%
   Valuetronics Holdings, Ltd.                             1,619,300        576,267       0.0%
#* Vard Holdings, Ltd.                                     4,915,200        654,812       0.0%
   Venture Corp., Ltd.                                     1,994,100     13,622,092       0.9%
   Vibrant Group, Ltd.                                     1,974,019        510,312       0.0%
   Vicom, Ltd.                                               119,500        489,605       0.0%
   Wee Hur Holdings, Ltd.                                  2,670,400        449,679       0.0%
#  Wheelock Properties Singapore, Ltd.                     1,270,600      1,362,011       0.1%
#  Wing Tai Holdings, Ltd.                                 3,573,667      4,353,878       0.3%
   Yeo Hiap Seng, Ltd.                                       223,731        206,240       0.0%
   YHI International, Ltd.                                   458,900        107,335       0.0%
*  Yongnam Holdings, Ltd.                                  2,977,200        428,539       0.0%
*  Yuuzoo Corp., Ltd.                                      4,202,500        533,709       0.0%
   Zhongmin Baihui Retail Group, Ltd.                         26,900         20,424       0.0%
                                                                     --------------      ----
TOTAL SINGAPORE                                                         189,573,724      12.2%
                                                                     --------------      ----
UNITED STATES -- (0.0%)
*  Lonestar Resources, Inc. Class A                            6,424         54,219       0.0%
                                                                     --------------      ----
TOTAL COMMON STOCKS                                                   1,545,252,271      99.4%
                                                                     --------------      ----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*  APN News & Media, Ltd. Rights 11/17/16                    451,327         96,131       0.0%
*  Centrebet International, Ltd. Claim Units Rights           81,336             --       0.0%
*  Centrebet International, Ltd. Litigation Rights            81,336             --       0.0%
*  Cooper Energy, Ltd. Rights 11/15/16                       239,989             --       0.0%
*  Tox Free Solutions, Ltd. Rights 11/18/16                  236,025             --       0.0%
                                                                     --------------      ----
TOTAL AUSTRALIA                                                              96,131       0.0%
                                                                     --------------      ----
HONG KONG -- (0.0%)
*  Cheuk Nang Holdings, Ltd. Warrants 04/24/17                 5,486          1,362       0.0%
*  Enviro Energy International Holdings, Ltd. Warrants
   11/17/16                                                1,171,800             --       0.0%
                                                                     --------------      ----
TOTAL HONG KONG                                                               1,362       0.0%
                                                                     --------------      ----
NEW ZEALAND -- (0.0%)
*  Restaurant Brands New Zealand, Ltd. Rights 11/16/16        93,264             --       0.0%
                                                                     --------------      ----
SINGAPORE -- (0.0%)
*  Ezion Holdings, Ltd. Warrants 04/24/20                    758,243         35,970       0.0%
                                                                     --------------      ----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

TOTAL RIGHTS/WARRANTS                                                        133,463        0.0%
                                                                      --------------      -----
TOTAL INVESTMENT SECURITIES                                            1,545,385,734
                                                                      --------------

                                                                                       PERCENTAGE
                                                             SHARES       VALUE+     OF NET ASSETS**
                                                           ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (14.5%)
(S)@ DFA Short Term Investment Fund                        22,627,303 $  261,843,149       16.8%
                                                                      --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,857,750,342)                   $1,807,228,883      116.2%
                                                                      ==============      =====

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ------------------------------------------------
                                                            LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                           ---------- -------------- ------- --------------
Common Stocks
   Australia                                                       -- $  800,100,009   --    $  800,100,009
   China                                                           --      3,565,444   --         3,565,444
   Hong Kong                                               $  941,157    416,477,892   --       417,419,049
   New Zealand                                                412,321    134,127,505   --       134,539,826
   Singapore                                                  315,107    189,258,617   --       189,573,724
   United States                                               54,219             --   --            54,219
Rights/Warrants
   Australia                                                       --         96,131   --            96,131
   Hong Kong                                                       --          1,362   --             1,362
   New Zealand                                                     --             --   --                --
   Singapore                                                       --         35,970   --            35,970
Securities Lending Collateral                                      --    261,843,149   --       261,843,149
                                                           ---------- --------------   --    --------------
TOTAL                                                      $1,722,804 $1,805,506,079   --    $1,807,228,883
                                                           ========== ==============   ==    ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
COMMON STOCKS -- (96.6%)
Consumer Discretionary -- (19.6%)
   4imprint Group P.L.C.                                      96,987 $ 1,957,900       0.1%
   888 Holdings P.L.C.                                     1,003,090   2,671,385       0.2%
   AA P.L.C.                                               2,834,618   8,865,682       0.5%
   B&M European Value Retail SA                            3,086,282   8,860,652       0.5%
   Bellway P.L.C.                                            637,459  18,446,930       1.1%
   Berkeley Group Holdings P.L.C.                            168,362   4,855,796       0.3%
   Bloomsbury Publishing P.L.C.                              274,093     508,064       0.0%
   Bovis Homes Group P.L.C.                                  799,111   7,398,769       0.4%
   Card Factory P.L.C.                                       623,214   1,936,659       0.1%
#* Carpetright P.L.C.                                         82,608     198,497       0.0%
#  Centaur Media P.L.C.                                      537,905     291,682       0.0%
   Cineworld Group P.L.C.                                  1,228,419   8,111,723       0.5%
   Connect Group P.L.C.                                    1,312,384   2,202,002       0.1%
   Crest Nicholson Holdings P.L.C.                         1,155,163   5,741,257       0.4%
   Creston P.L.C.                                             22,394      27,953       0.0%
   Daily Mail & General Trust P.L.C. Class A               1,271,481  11,670,462       0.7%
   Debenhams P.L.C.                                        6,545,871   4,299,032       0.3%
   Dignity P.L.C.                                            251,989   8,172,421       0.5%
   Domino's Pizza Group P.L.C.                             2,536,833  10,547,848       0.6%
   Dunelm Group P.L.C.                                       374,998   3,472,905       0.2%
*  Enterprise Inns P.L.C.                                  2,890,201   3,261,063       0.2%
   Entertainment One, Ltd.                                   525,999   1,495,219       0.1%
   Euromoney Institutional Investor P.L.C.                   282,895   3,606,563       0.2%
*  Findel P.L.C.                                             239,314     620,471       0.0%
*  Forminster P.L.C.                                          43,333          --       0.0%
   Fuller Smith & Turner P.L.C. Class A                      134,418   1,713,298       0.1%
*  Future P.L.C.                                             781,879      82,251       0.0%
   Games Workshop Group P.L.C.                                96,572     672,389       0.1%
   Greene King P.L.C.                                      1,786,209  15,978,447       1.0%
*  Groupe Fnac SA                                             53,282   3,638,717       0.2%
   GVC Holdings P.L.C.                                     1,240,374  10,567,421       0.6%
   Halfords Group P.L.C.                                   1,148,111   4,773,011       0.3%
   Headlam Group P.L.C.                                      385,520   2,324,547       0.1%
   Henry Boot P.L.C.                                         417,992   1,002,000       0.1%
   Huntsworth P.L.C.                                         938,084     477,473       0.0%
   Inchcape P.L.C.                                         2,190,976  17,419,824       1.0%
   Informa P.L.C.                                          1,305,509  10,740,551       0.6%
   ITE Group P.L.C.                                        1,527,105   2,704,109       0.2%
   J D Wetherspoon P.L.C.                                    462,961   4,928,936       0.3%
   JD Sports Fashion P.L.C.                                  465,078   8,646,900       0.5%
*  Jimmy Choo P.L.C.                                          80,370     130,026       0.0%
   John Menzies P.L.C.                                       471,800   2,870,436       0.2%
#  Ladbrokes P.L.C.                                        5,357,119   8,746,336       0.5%
   Laura Ashley Holdings P.L.C.                            1,465,488     349,995       0.0%
   Lookers P.L.C.                                          1,857,673   2,343,487       0.1%
   Marston's P.L.C.                                        3,445,892   5,636,224       0.3%
   Millennium & Copthorne Hotels P.L.C.                    1,000,376   5,485,530       0.3%
   Mitchells & Butlers P.L.C.                              1,016,212   3,463,515       0.2%
   MJ Gleeson P.L.C.                                         189,171   1,179,211       0.1%
*  Mothercare P.L.C.                                         596,178     782,126       0.1%
   N Brown Group P.L.C.                                      869,150   2,029,455       0.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
Consumer Discretionary -- (Continued)
#* Ocado Group P.L.C.                                      2,584,145 $  8,682,099       0.5%
   Pendragon P.L.C.                                        6,380,817    2,343,037       0.1%
   Pets at Home Group P.L.C.                               1,178,302    3,078,924       0.2%
   Photo-Me International P.L.C.                           1,062,418    1,968,571       0.1%
*  Punch Taverns P.L.C.                                      133,442      173,705       0.0%
   Rank Group P.L.C.                                         556,279    1,314,075       0.1%
#  Redrow P.L.C.                                           1,386,677    6,440,936       0.4%
   Restaurant Group P.L.C. (The)                             977,184    4,482,683       0.3%
*  Sportech P.L.C.                                           371,065      308,929       0.0%
#* Sports Direct International P.L.C.                        258,459      873,924       0.1%
   SSP Group P.L.C.                                        1,350,020    5,609,993       0.3%
   STV Group P.L.C.                                            4,868       24,461       0.0%
   SuperGroup P.L.C.                                         239,090    3,934,682       0.2%
   Tarsus Group P.L.C.                                       207,820      653,238       0.0%
   Ted Baker P.L.C.                                          152,815    4,626,552       0.3%
#* Thomas Cook Group P.L.C.                                6,943,222    5,899,979       0.4%
   Topps Tiles P.L.C.                                        925,429    1,035,265       0.1%
*  Tribal Group P.L.C.                                        54,441       37,329       0.0%
   Trinity Mirror P.L.C.                                   1,612,879    1,603,843       0.1%
   UBM P.L.C.                                              1,950,843   17,128,208       1.0%
   Vitec Group P.L.C. (The)                                  159,712    1,219,343       0.1%
   WH Smith P.L.C.                                           680,498   12,248,606       0.7%
   William Hill P.L.C.                                     4,105,574   14,851,757       0.9%
   Wilmington P.L.C.                                         334,384    1,069,494       0.1%
                                                                     ------------      ----
Total Consumer Discretionary                                          337,516,783      20.0%
                                                                     ------------      ----
Consumer Staples -- (5.4%)
   A.G. Barr P.L.C.                                          518,407    2,988,479       0.2%
#  Anglo-Eastern Plantations P.L.C.                          104,452      703,732       0.1%
   Booker Group P.L.C.                                     7,989,596   17,523,270       1.0%
   Britvic P.L.C.                                          1,162,274    7,885,718       0.5%
   Cranswick P.L.C.                                          267,585    6,935,929       0.4%
   Dairy Crest Group P.L.C.                                  757,325    5,651,956       0.3%
   Devro P.L.C.                                              930,843    2,587,103       0.2%
   Greencore Group P.L.C.                                  2,103,987    8,490,430       0.5%
   Greggs P.L.C.                                             545,772    6,379,298       0.4%
   Hilton Food Group P.L.C.                                   32,989      244,253       0.0%
   J Sainsbury P.L.C.                                        128,142      392,889       0.0%
   McBride P.L.C.                                            972,659    2,241,532       0.1%
   McColl's Retail Group P.L.C.                               22,532       47,015       0.0%
*  Premier Foods P.L.C.                                    4,581,389    2,552,186       0.2%
   PZ Cussons P.L.C.                                       1,384,849    5,669,112       0.3%
*  REA Holdings P.L.C.                                        50,639      196,548       0.0%
   Stock Spirits Group P.L.C.                                617,209    1,194,187       0.1%
   Tate & Lyle P.L.C.                                      2,319,044   22,116,631       1.3%
                                                                     ------------      ----
Total Consumer Staples                                                 93,800,268       5.6%
                                                                     ------------      ----
Energy -- (5.0%)
#* Afren P.L.C.                                            5,446,344           --       0.0%
   Amec Foster Wheeler P.L.C.                              2,037,469   11,116,254       0.7%
   Anglo Pacific Group P.L.C.                                638,435      963,810       0.1%
*  Cairn Energy P.L.C.                                     3,321,160    8,256,938       0.5%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
Energy -- (Continued)
#* EnQuest P.L.C.(B635TG2)                                 3,481,516 $ 1,147,781       0.1%
*  EnQuest P.L.C.(BYM5538)                                 1,405,483      68,812       0.0%
   Gulf Marine Services P.L.C.                                31,549      17,457       0.0%
   Hunting P.L.C.                                            831,340   5,109,098       0.3%
   James Fisher & Sons P.L.C.                                250,234   4,951,901       0.3%
   John Wood Group P.L.C.                                  1,887,172  17,737,852       1.0%
*  Lamprell P.L.C.                                         1,137,514   1,022,137       0.1%
*  Ophir Energy P.L.C.                                     2,932,334   2,475,700       0.1%
   Petrofac, Ltd.                                          1,141,776  11,244,821       0.7%
*  Premier Oil P.L.C.                                      2,679,850   2,157,898       0.1%
   Soco International P.L.C.                               1,109,904   1,873,131       0.1%
   Stobart Group, Ltd.                                       986,305   1,955,400       0.1%
#* Tullow Oil P.L.C.                                       5,000,074  16,143,884       0.9%
                                                                     -----------       ---
Total Energy                                                          86,242,874       5.1%
                                                                     -----------       ---
Financials -- (13.5%)
   Aberdeen Asset Management P.L.C.                        1,689,565   6,608,955       0.4%
*  Aldermore Group P.L.C.                                    394,902     834,134       0.1%
   Arrow Global Group P.L.C.                                 813,712   2,978,971       0.2%
   Ashmore Group P.L.C.                                    1,895,266   8,139,328       0.5%
   Beazley P.L.C.                                          2,740,810  12,203,670       0.7%
   BGEO Group P.L.C.                                         180,983   6,539,134       0.4%
   Brewin Dolphin Holdings P.L.C.                          1,582,577   5,034,904       0.3%
   Charles Stanley Group P.L.C.                              122,025     388,757       0.0%
   Charles Taylor P.L.C.                                     192,071     702,609       0.0%
   Chesnara P.L.C.                                           604,808   2,356,446       0.1%
   Close Brothers Group P.L.C.                               785,896  12,753,035       0.8%
   esure Group P.L.C.                                      1,392,575   4,627,372       0.3%
   Hansard Global P.L.C.                                      16,468      22,335       0.0%
   Henderson Group P.L.C.                                  5,628,395  15,924,719       0.9%
   Hiscox, Ltd.                                            1,493,459  18,648,536       1.1%
   ICAP P.L.C.                                             2,697,973  15,997,519       1.0%
   IG Group Holdings P.L.C.                                1,792,534  18,101,357       1.1%
*  Industrial & Commercial Holdings P.L.C.                     5,000          --       0.0%
   Intermediate Capital Group P.L.C.                       1,327,464   9,832,716       0.6%
   International Personal Finance P.L.C.                   1,013,278   3,649,820       0.2%
#* IP Group P.L.C.                                         1,562,801   2,881,723       0.2%
   Jardine Lloyd Thompson Group P.L.C.                       619,442   7,802,445       0.5%
   JRP Group P.L.C.                                          886,621   1,311,432       0.1%
   Jupiter Fund Management P.L.C.                          2,162,762  11,403,328       0.7%
   Lancashire Holdings, Ltd.                               1,084,204   9,245,324       0.5%
   Man Group P.L.C.                                        7,936,721  12,099,824       0.7%
   Novae Group P.L.C.                                        320,863   3,169,384       0.2%
   OneSavings Bank P.L.C.                                    369,478   1,309,431       0.1%
   Paragon Group of Cos. P.L.C. (The)                      1,028,392   4,171,112       0.2%
   Phoenix Group Holdings                                  1,208,721  10,797,905       0.6%
   Rathbone Brothers P.L.C.                                  193,484   4,223,391       0.3%
   S&U P.L.C.                                                 20,417     606,902       0.0%
   Saga P.L.C.                                             4,292,987  10,413,058       0.6%
*  Shawbrook Group P.L.C.                                     96,158     264,559       0.0%
   Tullett Prebon P.L.C.                                   1,292,887   5,615,512       0.3%
   Virgin Money Holdings UK P.L.C.                           656,184   2,641,706       0.2%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
Financials -- (Continued)
*  Waterloo Investment Holdings, Ltd.                          5,979 $        512       0.0%
                                                                     ------------      ----
Total Financials                                                      233,301,865      13.9%
                                                                     ------------      ----
Health Care -- (3.8%)
#* Alizyme P.L.C.                                            660,805           --       0.0%
*  Bioquell P.L.C.                                            45,447       72,849       0.0%
*  BTG P.L.C.                                              1,870,654   15,053,103       0.9%
   Cambian Group P.L.C.                                      164,663      246,709       0.0%
#* Circassia Pharmaceuticals P.L.C.                          285,098      283,487       0.0%
   Consort Medical P.L.C.                                    243,634    3,406,444       0.2%
   Dechra Pharmaceuticals P.L.C.                             428,975    7,059,506       0.4%
   Genus P.L.C.                                              299,885    6,887,591       0.4%
   Indivior P.L.C.                                         3,662,912   14,068,115       0.9%
   Spire Healthcare Group P.L.C.                             831,882    3,780,241       0.2%
   UDG Healthcare P.L.C.                                   1,224,291    9,784,216       0.6%
*  Vectura Group P.L.C.                                    2,891,647    4,787,182       0.3%
                                                                     ------------      ----
Total Health Care                                                      65,429,443       3.9%
                                                                     ------------      ----
Industrials -- (26.6%)
   Aggreko P.L.C.                                          1,332,278   13,026,413       0.8%
   Air Partner P.L.C.                                         40,969      238,163       0.0%
   Alumasc Group P.L.C. (The)                                120,110      218,396       0.0%
   Avon Rubber P.L.C.                                        101,804    1,235,382       0.1%
   Balfour Beatty P.L.C.                                   3,549,781   11,769,319       0.7%
   BBA Aviation P.L.C.                                     5,623,297   17,781,017       1.0%
   Berendsen P.L.C.                                          823,219    9,714,867       0.6%
   Bodycote P.L.C.                                         1,121,708    8,129,453       0.5%
   Braemar Shipping Services P.L.C.                           84,411      325,445       0.0%
   Brammer P.L.C.                                            668,388      852,382       0.1%
   Cape P.L.C.                                               685,676    1,744,431       0.1%
#  Carillion P.L.C.                                        2,595,753    7,954,516       0.5%
   Carr's Group P.L.C.                                       343,111      588,629       0.0%
   Castings P.L.C.                                           157,187      832,062       0.0%
*  Chemring Group P.L.C.                                   1,486,435    2,637,324       0.2%
#  Clarkson P.L.C.                                            97,686    2,326,884       0.1%
   Cobham P.L.C.                                           8,502,869   14,835,365       0.9%
   Communisis P.L.C.                                       1,025,909      452,040       0.0%
   Costain Group P.L.C.                                      486,534    2,203,773       0.1%
   De La Rue P.L.C.                                          592,684    4,151,057       0.2%
#* Dialight P.L.C.                                           103,553      886,053       0.1%
   Diploma P.L.C.                                            586,339    6,719,309       0.4%
   Fenner P.L.C.                                           1,077,484    2,887,600       0.2%
*  Firstgroup P.L.C.                                       6,322,311    8,468,371       0.5%
*  Flybe Group P.L.C.                                        320,823      143,850       0.0%
   G4S P.L.C.                                              4,118,797   11,063,582       0.7%
   Galliford Try P.L.C.                                      412,460    6,183,226       0.4%
   Go-Ahead Group P.L.C.                                     220,066    5,581,574       0.3%
   Goodwin P.L.C.                                                383        9,519       0.0%
   Grafton Group P.L.C.                                    1,000,382    6,076,292       0.4%
   Harvey Nash Group P.L.C.                                   46,693       32,326       0.0%
   Hays P.L.C.                                             6,566,676   10,967,970       0.6%
   Hogg Robinson Group P.L.C.                                134,014      116,183       0.0%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
Industrials -- (Continued)
   HomeServe P.L.C.                                         1,369,369 $10,223,626       0.6%
   Howden Joinery Group P.L.C.                              3,165,528  14,495,414       0.9%
   IMI P.L.C.                                               1,282,137  15,573,467       0.9%
   Interserve P.L.C.                                          841,666   3,496,784       0.2%
   John Laing Group P.L.C.                                    651,172   2,154,633       0.1%
   Keller Group P.L.C.                                        403,236   3,356,702       0.2%
   Kier Group P.L.C.                                          515,747   8,576,603       0.5%
   Lavendon Group P.L.C.                                      844,223   1,278,790       0.1%
*  Management Consulting Group P.L.C.                       1,467,589     372,501       0.0%
   Mears Group P.L.C.                                         550,537   3,037,666       0.2%
   Meggitt P.L.C.                                           3,040,190  16,173,674       1.0%
   Melrose Industries P.L.C.                               10,887,020  22,467,470       1.3%
   Mitie Group P.L.C.                                       1,998,966   5,137,215       0.3%
   Morgan Advanced Materials P.L.C.                         1,499,667   4,993,833       0.3%
   Morgan Sindall Group P.L.C.                                191,927   1,690,987       0.1%
   National Express Group P.L.C.                            2,195,042   9,860,812       0.6%
   Norcros P.L.C.                                              27,976      50,851       0.0%
   Northgate P.L.C.                                           790,723   4,060,746       0.2%
   Pagegroup P.L.C.                                         1,368,971   6,061,760       0.4%
   PayPoint P.L.C.                                            246,900   3,251,792       0.2%
   Polypipe Group P.L.C.                                      543,502   1,675,808       0.1%
   QinetiQ Group P.L.C.                                     3,269,092   9,206,234       0.5%
   Regus P.L.C.                                             3,349,423  10,189,959       0.6%
*  Renold P.L.C.                                              193,435      96,962       0.0%
   Rentokil Initial P.L.C.                                  8,861,710  24,718,157       1.5%
   Ricardo P.L.C.                                             271,798   3,082,672       0.2%
   Robert Walters P.L.C.                                      381,498   1,611,678       0.1%
   Rotork P.L.C.                                            3,667,958   9,150,668       0.5%
   RPS Group P.L.C.                                         1,245,395   2,563,807       0.1%
   Senior P.L.C.                                            2,337,741   4,981,938       0.3%
*  Serco Group P.L.C.                                       1,748,216   2,927,844       0.2%
   Severfield P.L.C.                                        1,262,597     888,891       0.1%
   Shanks Group P.L.C.                                      2,417,884   2,655,327       0.2%
   SIG P.L.C.                                               3,113,733   4,211,934       0.2%
   Speedy Hire P.L.C.                                       2,827,989   1,318,567       0.1%
   Spirax-Sarco Engineering P.L.C.                            355,118  19,146,216       1.1%
   St. Ives P.L.C.                                            654,912   1,071,682       0.1%
   Stagecoach Group P.L.C.                                  2,052,864   4,965,958       0.3%
   Sthree P.L.C.                                              407,731   1,193,302       0.1%
   T Clarke P.L.C.                                            147,457     113,016       0.0%
   Trifast P.L.C.                                             447,201     953,963       0.1%
   Tyman P.L.C.                                               140,056     416,895       0.0%
   UK Mail Group P.L.C.                                       189,686   1,026,063       0.1%
   Ultra Electronics Holdings P.L.C.                          379,378   8,620,119       0.5%
   Vesuvius P.L.C.                                          1,374,189   6,133,665       0.4%
*  Volex P.L.C.                                               307,047     146,276       0.0%
   Vp P.L.C.                                                  160,962   1,376,371       0.1%
   Weir Group P.L.C. (The)                                  1,070,092  22,228,790       1.3%
   Wincanton P.L.C.                                           621,624   1,457,691       0.1%
*  Wizz Air Holdings P.L.C.                                   141,798   2,618,505       0.1%
   WS Atkins P.L.C.                                           502,623   9,288,138       0.5%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
Industrials -- (Continued)
   XP Power, Ltd.                                              74,988 $  1,562,785       0.1%
                                                                      ------------      ----
Total Industrials                                                      458,067,980      27.2%
                                                                      ------------      ----
Information Technology -- (9.6%)
   Acal P.L.C.                                                293,479      828,577       0.1%
   AVEVA Group P.L.C.                                         322,264    7,255,989       0.4%
   Computacenter P.L.C.                                       389,033    3,457,645       0.2%
   E2V Technologies P.L.C.                                    842,565    2,230,818       0.1%
   Electrocomponents P.L.C.                                 2,396,207   10,916,359       0.7%
   FDM Group Holdings P.L.C.                                   19,586      141,100       0.0%
   Fidessa Group P.L.C.                                       202,960    6,103,295       0.4%
   Halma P.L.C.                                             1,951,180   24,978,831       1.5%
*  Imagination Technologies Group P.L.C.                    1,260,452    3,485,605       0.2%
   Laird P.L.C.                                             1,470,974    2,605,602       0.2%
#  Micro Focus International P.L.C.                           539,522   14,127,662       0.8%
   Moneysupermarket.com Group P.L.C.                        2,351,170    7,528,016       0.4%
   NCC Group P.L.C.                                           700,295    1,626,392       0.1%
   Oxford Instruments P.L.C.                                  245,748    2,033,056       0.1%
*  Paysafe Group P.L.C.                                     2,265,858   11,976,435       0.7%
   Playtech P.L.C.                                          1,111,348   12,606,141       0.8%
   Renishaw P.L.C.                                            171,571    5,408,029       0.3%
   Rightmove P.L.C.                                           477,301   21,787,416       1.3%
   RM P.L.C.                                                  318,504      487,466       0.0%
   SDL P.L.C.                                                 395,868    2,100,760       0.1%
   Sepura P.L.C.                                              429,568       78,784       0.0%
   Spectris P.L.C.                                            613,329   15,356,848       0.9%
   Spirent Communications P.L.C.                            2,899,112    2,925,275       0.2%
   TT Electronics P.L.C.                                      828,017    1,401,220       0.1%
   Xaar P.L.C.                                                370,936    1,905,457       0.1%
   Zoopla Property Group P.L.C.                               784,336    2,924,139       0.2%
                                                                      ------------      ----
Total Information Technology                                           166,276,917       9.9%
                                                                      ------------      ----
Materials -- (8.1%)
   Acacia Mining P.L.C.                                       859,958    5,459,923       0.3%
   Carclo P.L.C.                                              213,640      318,038       0.0%
   Centamin P.L.C.                                          6,065,603   11,748,394       0.7%
   Croda International P.L.C.                                 224,656    9,607,391       0.6%
   DS Smith P.L.C.                                          4,938,232   24,079,775       1.4%
   Elementis P.L.C.                                         2,601,104    7,586,056       0.5%
   Essentra P.L.C.                                          1,251,793    7,802,139       0.5%
*  Evraz P.L.C.                                             1,496,580    3,752,227       0.2%
*  Ferrexpo P.L.C.                                            433,035      533,001       0.0%
   Gem Diamonds, Ltd.                                         607,901      864,240       0.1%
   Hill & Smith Holdings P.L.C.                               416,549    5,124,680       0.3%
   Hochschild Mining P.L.C.                                 1,480,894    4,827,420       0.3%
#* KAZ Minerals P.L.C.                                      1,307,816    4,568,164       0.3%
*  Lonmin P.L.C.                                            1,595,452    3,720,009       0.2%
   Low & Bonar P.L.C.                                       1,119,286      967,523       0.1%
   Marshalls P.L.C.                                         1,079,270    3,624,460       0.2%
   Petra Diamonds, Ltd.                                     3,007,687    5,599,676       0.3%
#* Petropavlovsk P.L.C.                                    13,101,159    1,318,819       0.1%
   RPC Group P.L.C.                                         1,638,321   18,998,878       1.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES      VALUE++     OF NET ASSETS**
                                                           ---------- -------------- ---------------
Materials -- (Continued)
   Synthomer P.L.C.                                         1,317,365 $    5,758,000       0.3%
   Vedanta Resources P.L.C.                                   365,710      3,195,416       0.2%
   Victrex P.L.C.                                             443,677      9,500,914       0.6%
   Zotefoams P.L.C.                                            93,537        294,177       0.0%
                                                                      --------------      ----
Total Materials                                                          139,249,320       8.3%
                                                                      --------------      ----
Real Estate -- (2.4%)
#  Capital & Counties Properties P.L.C.                     2,645,264      9,328,064       0.6%
*  CLS Holdings P.L.C.                                         17,114        325,426       0.0%
   Countrywide P.L.C.                                         649,114      1,424,356       0.1%
   Daejan Holdings P.L.C.                                      35,593      2,370,605       0.1%
   Foxtons Group P.L.C.                                       725,836        950,729       0.1%
   Grainger P.L.C.                                          1,687,400      4,568,037       0.3%
#  Harworth Group P.L.C.                                       30,680         32,468       0.0%
   Helical P.L.C.                                             619,438      2,004,889       0.1%
   LSL Property Services P.L.C.                               328,694        779,937       0.0%
*  Raven Russia, Ltd.                                       1,046,108        498,159       0.0%
   Savills P.L.C.                                             698,055      5,921,253       0.4%
   St. Modwen Properties P.L.C.                             1,063,183      3,558,374       0.2%
   U & I Group P.L.C.                                         642,624      1,238,150       0.1%
   UNITE Group P.L.C. (The)                                 1,329,103      9,003,060       0.5%
                                                                      --------------      ----
Total Real Estate                                                         42,003,507       2.5%
                                                                      --------------      ----
Telecommunication Services -- (0.6%)
   KCOM Group P.L.C.                                        3,191,206      4,600,071       0.2%
#  TalkTalk Telecom Group P.L.C.                            2,586,447      6,442,392       0.4%
                                                                      --------------      ----
Total Telecommunication Services                                          11,042,463       0.6%
                                                                      --------------      ----
Utilities -- (2.0%)
   Dee Valley Group P.L.C.                                     12,109        227,906       0.0%
#  Drax Group P.L.C.                                        2,258,538      8,750,989       0.5%
   Pennon Group P.L.C.                                      1,994,817     20,358,554       1.2%
   Telecom Plus P.L.C.                                        314,179      4,549,369       0.3%
                                                                      --------------      ----
Total Utilities                                                           33,886,818       2.0%
                                                                      --------------      ----
TOTAL COMMON STOCKS                                                    1,666,818,238      99.0%
                                                                      --------------      ----
PREFERRED STOCKS -- (0.0%)
   McBride P.L.C.                                          23,210,952         28,411       0.0%
RIGHTS/WARRANTS -- (0.1%)
*  Phoenix Group Holdings Rights 11/08/16                     705,086      1,915,917       0.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES      VALUE++     OF NET ASSETS**
                                                           --------- -------------- ---------------
*  Shanks Group P.L.C. Rights 11/09/16                       906,707 $      349,590        0.0%
TOTAL RIGHTS/WARRANTS                                                     2,265,507        0.1%
                                                                     --------------      -----
TOTAL INVESTMENT SECURITIES                                           1,669,112,156
                                                                     --------------

                                                                        VALUE+
                                                                     --------------
SECURITIES LENDING COLLATERAL -- (3.3%)
(S)@ DFA Short Term Investment Fund                        4,889,717     56,583,806        3.4%
                                                                     --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,690,364,152)                  $1,725,695,962      102.5%
                                                                     ==============      =====

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
 Common Stocks
    Consumer Discretionary         --    $  337,516,783   --    $  337,516,783
    Consumer Staples               --        93,800,268   --        93,800,268
    Energy                         --        86,242,874   --        86,242,874
    Financials                     --       233,301,865   --       233,301,865
    Health Care                    --        65,429,443   --        65,429,443
    Industrials                    --       458,067,980   --       458,067,980
    Information Technology         --       166,276,917   --       166,276,917
    Materials                      --       139,249,320   --       139,249,320
    Real Estate                    --        42,003,507   --        42,003,507
    Telecommunication Services     --        11,042,463   --        11,042,463
    Utilities                      --        33,886,818   --        33,886,818
 Preferred Stocks                  --            28,411   --            28,411
 Rights/Warrants                   --         2,265,507   --         2,265,507
 Securities Lending Collateral     --        56,583,806   --        56,583,806
                                   --    --------------   --    --------------
 TOTAL                             --    $1,725,695,962   --    $1,725,695,962
                                   ==    ==============   ==    ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
COMMON STOCKS -- (91.4%)
AUSTRIA -- (3.1%)
   Agrana Beteiligungs AG                                     16,785 $  2,010,190       0.0%
   ANDRITZ AG                                                310,627   16,241,244       0.4%
   Atrium European Real Estate, Ltd.                         722,120    3,088,890       0.1%
#  Austria Technologie & Systemtechnik AG                    154,803    1,713,692       0.0%
   BUWOG AG                                                  336,656    8,136,908       0.2%
   CA Immobilien Anlagen AG                                  332,305    6,029,320       0.1%
   Conwert Immobilien Invest SE                              367,906    6,526,378       0.2%
#  DO & CO AG                                                 29,227    2,264,625       0.1%
   EVN AG                                                    200,982    2,350,231       0.1%
*  FACC AG                                                    23,201      140,737       0.0%
   Flughafen Wien AG                                           4,221      102,328       0.0%
   IMMOFINANZ AG                                           3,445,943    7,416,263       0.2%
   Josef Manner & Co. AG                                         870       53,553       0.0%
   Kapsch TrafficCom AG                                       30,685    1,373,722       0.0%
   Lenzing AG                                                 51,632    6,729,185       0.2%
   Mayr Melnhof Karton AG                                     49,358    5,467,089       0.1%
   Oberbank AG                                                41,134    2,614,592       0.1%
   Oesterreichische Post AG                                  203,557    7,023,181       0.2%
   Palfinger AG                                               79,849    2,415,510       0.1%
   POLYTEC Holding AG                                         92,160      797,130       0.0%
   Porr Ag                                                    48,724    1,751,236       0.0%
*  Raiffeisen Bank International AG                          533,683    8,740,277       0.2%
   RHI AG                                                    147,894    3,722,239       0.1%
#  Rosenbauer International AG                                18,560    1,084,188       0.0%
   S IMMO AG                                                 330,386    3,545,381       0.1%
#  Schoeller-Bleckmann Oilfield Equipment AG                  61,970    4,390,750       0.1%
   Semperit AG Holding                                        68,546    1,858,759       0.0%
   Strabag SE                                                104,184    3,496,744       0.1%
   Telekom Austria AG                                        399,167    2,292,606       0.1%
   UBM Development AG                                            314       10,644       0.0%
   UNIQA Insurance Group AG                                  598,622    3,855,875       0.1%
#  Verbund AG                                                308,524    5,145,416       0.1%
   Vienna Insurance Group AG Wiener Versicherung Gruppe       97,194    1,915,473       0.0%
   Voestalpine AG                                             47,177    1,671,295       0.0%
   Wienerberger AG                                           573,239    9,160,700       0.2%
#  Wolford AG                                                 11,252      281,882       0.0%
   Zumtobel Group AG                                         163,135    2,861,624       0.1%
                                                                     ------------       ---
TOTAL AUSTRIA                                                         138,279,857       3.3%
                                                                     ------------       ---
BELGIUM -- (4.3%)
#* Ablynx NV                                                 303,349    2,995,281       0.1%
   Ackermans & van Haaren NV                                 134,383   18,652,359       0.5%
*  AGFA-Gevaert NV                                           965,465    4,012,573       0.1%
   Atenor                                                      7,383      374,358       0.0%
   Banque Nationale de Belgique                                  986    3,052,430       0.1%
   Barco NV                                                   65,535    5,154,256       0.1%
   Bekaert SA                                                183,930    8,176,837       0.2%
   bpost SA                                                  447,777   11,912,875       0.3%
#* Celyad SA                                                  17,193      294,093       0.0%
   Cie d'Entreprises CFE                                      49,147    5,417,347       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                           SHARES    VALUE++    OF NET ASSETS**
                                                           ------- ------------ ---------------
BELGIUM -- (Continued)
#* Cie Immobiliere de Belgique SA                           14,788 $    823,787       0.0%
   Co.Br.Ha Societe Commerciale de Brasserie SA                111      341,728       0.0%
   D'ieteren SA                                            131,557    5,799,620       0.2%
*  Dalenys                                                  20,562      138,748       0.0%
   Deceuninck NV                                           358,205      928,802       0.0%
   Econocom Group SA                                       343,333    5,105,461       0.1%
   Elia System Operator SA                                 169,789    8,786,743       0.2%
   Euronav NV                                              679,242    5,314,284       0.1%
   EVS Broadcast Equipment SA                               74,156    2,595,934       0.1%
#  Exmar NV                                                174,456    1,246,590       0.0%
#* Fagron                                                  224,088    2,203,287       0.1%
*  Galapagos NV                                            175,431   10,674,046       0.3%
   Gimv NV                                                  28,695    1,544,360       0.0%
   Ion Beam Applications                                   115,719    5,495,617       0.1%
   Jensen-Group NV                                          13,482      507,800       0.0%
   Kinepolis Group NV                                       94,699    4,261,069       0.1%
#  Lotus Bakeries                                            1,454    3,994,908       0.1%
#* MDxHealth                                               180,487      927,063       0.0%
   Melexis NV                                              113,838    7,453,143       0.2%
#* Nyrstar NV                                              745,541    3,828,168       0.1%
   Ontex Group NV                                          314,694    9,518,938       0.2%
*  Orange Belgium SA                                       167,280    3,767,558       0.1%
   Picanol                                                  28,800    2,358,197       0.1%
   RealDolmen                                                8,137      201,617       0.0%
*  RealDolmen NV                                               120            2       0.0%
   Recticel SA                                             218,046    1,424,957       0.0%
   Resilux                                                   5,006      833,449       0.0%
   Roularta Media Group NV                                  10,263      284,070       0.0%
   Sioen Industries NV                                      50,430    1,503,502       0.0%
   Sipef SA                                                 25,871    1,483,692       0.0%
*  Telenet Group Holding NV                                 49,363    2,642,968       0.1%
   TER Beke SA                                               2,260      364,651       0.0%
*  Tessenderlo Chemie NV                                   190,301    6,353,326       0.2%
#* ThromboGenics NV                                        159,152      494,251       0.0%
   Umicore SA                                              412,343   25,063,062       0.6%
   Van de Velde NV                                          35,498    2,500,221       0.1%
*  Viohalco SA                                             583,796      857,673       0.0%
                                                                   ------------       ---
TOTAL BELGIUM                                                       191,665,701       4.6%
                                                                   ------------       ---
DENMARK -- (4.5%)
   ALK-Abello A.S.                                          30,494    4,125,364       0.1%
   Alm Brand A.S.                                          468,716    3,527,456       0.1%
#  Ambu A.S. Class B                                       124,859    6,470,798       0.2%
   Arkil Holding A.S. Class B                                  504       65,218       0.0%
*  Bang & Olufsen A.S.                                     171,033    1,890,745       0.0%
   BankNordik P/F                                            1,753       33,641       0.0%
#* Bavarian Nordic A.S.                                    143,640    4,866,071       0.1%
   Brodrene Hartmann A.S.                                   13,519      667,864       0.0%
#* D/S Norden A.S.                                         133,802    1,905,351       0.1%
   DFDS A.S.                                               157,956    7,632,152       0.2%
   Djurslands Bank A.S.                                      8,970      287,949       0.0%
#  FLSmidth & Co. A.S.                                     260,041    9,435,034       0.2%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
DENMARK -- (Continued)
   Fluegger A.S. Class B                                       4,198 $    205,802       0.0%
*  Genmab A.S.                                                41,348    6,808,944       0.2%
   GN Store Nord A.S.                                        826,732   16,756,414       0.4%
*  GPV Industri A.S. Series B                                  2,200           --       0.0%
   Gronlandsbanken A.S.                                        1,125      100,223       0.0%
*  H+H International A.S. Class B                             44,617      448,255       0.0%
   Harboes Bryggeri A.S. Class B                              16,516      342,483       0.0%
   IC Group A.S.                                              38,440      908,334       0.0%
#* Jeudan A.S.                                                 5,970      612,671       0.0%
   Jyske Bank A.S.                                           345,747   15,676,272       0.4%
   Lan & Spar Bank                                             4,981      274,207       0.0%
   Matas A.S.                                                180,232    3,497,880       0.1%
   NKT Holding A.S.                                          135,151    9,099,145       0.2%
#  NNIT A.S.                                                  11,061      328,933       0.0%
#  Nordjyske Bank A.S.                                        36,553      538,652       0.0%
*  Parken Sport & Entertainment A.S.                          33,556      379,130       0.0%
   Per Aarsleff Holding A.S.                                 107,320    2,532,023       0.1%
   Ringkjoebing Landbobank A.S.                               23,199    4,911,770       0.1%
   Roblon A.S. Class B                                         2,700       93,922       0.0%
   Rockwool International A.S. Class B                        38,187    6,387,090       0.2%
   Royal Unibrew A.S.                                        227,860   10,659,617       0.3%
   RTX A.S.                                                   35,303      612,680       0.0%
*  Santa Fe Group A.S.                                       127,806    1,242,123       0.0%
   Schouw & Co., AB                                           71,589    4,541,489       0.1%
   SimCorp A.S.                                              210,233   11,609,795       0.3%
   Solar A.S. Class B                                         27,698    1,522,294       0.0%
   Spar Nord Bank A.S.                                       353,296    3,542,391       0.1%
   Sydbank A.S.                                              356,133   11,120,707       0.3%
*  TDC A.S.                                                4,148,072   22,870,392       0.6%
*  Tivoli A.S.                                                 9,370      590,993       0.0%
#* TK Development A.S.                                       608,784      805,903       0.0%
*  Topdanmark A.S.                                           491,266   13,221,375       0.3%
   Tryg A.S.                                                  65,070    1,268,927       0.0%
   United International Enterprises                           10,218    1,890,729       0.0%
*  Vestjysk Bank A.S.                                         53,413       73,333       0.0%
*  William Demant Holding A.S.                               365,410    6,799,199       0.2%
#* Zealand Pharma A.S.                                        62,015      859,460       0.0%
                                                                     ------------       ---
TOTAL DENMARK                                                         204,041,200       4.9%
                                                                     ------------       ---
FINLAND -- (6.5%)
   Ahlstrom Oyj                                               46,794      652,862       0.0%
   Aktia Bank Oyj                                             92,898      928,038       0.0%
   Alandsbanken Abp Class B                                   21,354      310,545       0.0%
   Alma Media Oyj                                             42,130      242,740       0.0%
   Amer Sports Oyj                                           641,324   17,449,969       0.4%
   Apetit Oyj                                                 18,766      266,183       0.0%
   Aspo Oyj                                                   92,762      718,982       0.0%
   Atria Oyj                                                  42,958      471,455       0.0%
#* BasWare Oyj                                                43,305    1,592,876       0.0%
#  Bittium Oyj                                               124,764      772,890       0.0%
   Cargotec Oyj Class B                                      235,592    9,661,691       0.2%
#  Caverion Corp.                                            522,975    3,762,744       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
FINLAND -- (Continued)
   Citycon Oyj                                             2,200,212 $ 5,155,985       0.1%
#  Comptel Oyj                                               360,144     849,333       0.0%
   Cramo Oyj                                                 190,163   4,983,929       0.1%
   Digia Oyj                                                  48,912     177,465       0.0%
   Elisa Oyj                                                 734,075  24,731,862       0.6%
   F-Secure Oyj                                              529,757   1,873,000       0.0%
*  Finnair Oyj                                               450,180   1,995,438       0.1%
#  Fiskars Oyj Abp                                           190,312   3,409,473       0.1%
*  Glaston Oyj Abp                                            46,084      16,989       0.0%
   HKScan Oyj Class A                                        172,657     601,059       0.0%
   Huhtamaki Oyj                                             467,536  18,868,806       0.5%
   Ilkka-Yhtyma Oyj                                           61,503     187,734       0.0%
   Kemira Oyj                                                653,778   7,791,775       0.2%
   Kesko Oyj Class A                                           9,264     432,643       0.0%
   Kesko Oyj Class B                                         345,206  17,153,261       0.4%
   Konecranes Oyj                                            262,339   8,935,881       0.2%
   Lassila & Tikanoja Oyj                                    171,857   3,578,017       0.1%
   Lemminkainen Oyj                                           30,098     571,017       0.0%
#  Metsa Board Oyj                                         1,336,761   7,679,075       0.2%
   Metso Oyj                                                 549,230  14,400,676       0.4%
#  Munksjo Oyj                                                24,345     349,892       0.0%
   Nokian Renkaat Oyj                                        623,433  20,910,928       0.5%
   Olvi Oyj Class A                                           68,749   2,081,902       0.1%
   Oriola-KD Oyj Class A                                       6,054      27,611       0.0%
   Oriola-KD Oyj Class B                                     628,439   2,945,084       0.1%
   Orion Oyj Class A                                         126,645   5,379,764       0.1%
   Orion Oyj Class B                                         436,647  18,585,395       0.5%
#* Outokumpu Oyj                                           3,022,031  21,068,282       0.5%
#* Outotec Oyj                                               900,395   3,920,598       0.1%
#  PKC Group Oyj                                             115,436   2,024,372       0.1%
   Ponsse Oy                                                  47,631   1,190,119       0.0%
*  Poyry Oyj                                                 188,253     639,360       0.0%
*  QT Group Oyj                                               48,912     275,508       0.0%
   Raisio Oyj Class V                                        573,332   2,397,237       0.1%
   Ramirent Oyj                                              378,668   2,792,073       0.1%
   Rapala VMC Oyj                                            109,543     506,751       0.0%
#  Revenio Group Oyj                                          23,248     683,263       0.0%
   Saga Furs Oyj                                                 368       5,497       0.0%
   Sanoma Oyj                                                754,064   7,051,295       0.2%
   Sponda Oyj                                                515,835   2,442,198       0.1%
   SRV Group Oyj                                              23,502     112,360       0.0%
*  Stockmann Oyj Abp Class A                                  42,474     321,882       0.0%
#* Stockmann Oyj Abp Class B                                 156,005   1,165,124       0.0%
   Technopolis Oyj                                           905,646   3,131,348       0.1%
   Teleste Oyj                                                46,406     494,764       0.0%
   Tieto Oyj                                                 295,694   8,111,619       0.2%
#  Tikkurila Oyj                                             209,297   4,029,638       0.1%
   Uponor Oyj                                                283,661   4,825,452       0.1%
   Vaisala Oyj Class A                                        47,987   1,629,806       0.0%
   Valmet Oyj                                                526,890   7,822,778       0.2%
   Viking Line Abp                                            10,366     250,483       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                           SHARES    VALUE++    OF NET ASSETS**
                                                           ------- ------------ ---------------
FINLAND -- (Continued)
   YIT Oyj                                                 598,077 $  4,987,906       0.1%
                                                                   ------------       ---
TOTAL FINLAND                                                       292,384,682       7.0%
                                                                   ------------       ---
FRANCE -- (12.5%)
   ABC Arbitrage                                           144,886    1,204,801       0.0%
   Actia Group                                              48,398      433,635       0.0%
#* Air France-KLM                                          993,402    6,055,475       0.2%
   Akka Technologies                                        51,478    1,800,018       0.1%
   Albioma SA                                               95,177    1,572,219       0.0%
   Altamir                                                 111,564    1,425,752       0.0%
   Alten SA                                                136,617    9,761,178       0.2%
   Altran Technologies SA                                  771,932   11,014,278       0.3%
   April SA                                                 74,473    1,021,060       0.0%
#* Archos                                                  138,714      210,172       0.0%
   Arkema SA                                               298,145   28,270,807       0.7%
   Assystem                                                 62,634    1,877,621       0.1%
   Aubay                                                    29,713      842,558       0.0%
*  Ausy                                                        980       58,888       0.0%
   Axway Software SA                                        30,384      930,645       0.0%
   Bastide le Confort Medical                                8,920      219,419       0.0%
#  Beneteau SA                                             193,357    2,235,668       0.1%
*  Bigben Interactive                                        3,583       24,736       0.0%
   BioMerieux                                               67,996    9,906,395       0.2%
   Boiron SA                                                38,334    3,239,939       0.1%
   Bonduelle SCA                                            74,889    1,774,484       0.1%
#  Bourbon Corp.                                            93,321    1,217,898       0.0%
   Burelle SA                                                3,739    3,676,831       0.1%
#  Casino Guichard Perrachon SA                              3,794      188,869       0.0%
#  Catering International Services                          14,124      227,057       0.0%
#* Cegedim SA                                               23,645      601,965       0.0%
*  Cegid Group SA                                           26,749           --       0.0%
#* CGG SA                                                   97,011    2,562,281       0.1%
   Chargeurs SA                                             95,815    1,665,861       0.1%
   Cie des Alpes                                            38,937      720,948       0.0%
*  Coface SA                                               134,138      868,572       0.0%
   Derichebourg SA                                         549,528    1,718,576       0.1%
   Devoteam SA                                              27,976    1,510,905       0.0%
   Dom Security                                              2,414      116,552       0.0%
   Edenred                                                 946,779   21,911,853       0.5%
   Electricite de Strasbourg SA                             21,168    2,324,762       0.1%
   Elior Group                                             345,612    7,763,961       0.2%
   Elis SA                                                 118,875    1,974,972       0.1%
#* Eramet                                                   28,909    1,356,894       0.0%
*  Esso SA Francaise                                        14,895      599,027       0.0%
#* Etablissements Maurel et Prom                           844,597    3,717,812       0.1%
   Euler Hermes Group                                       56,627    4,912,186       0.1%
   Eurofins Scientific SE                                   38,653   17,565,704       0.4%
   Euronext NV                                             222,917    8,926,867       0.2%
   Eutelsat Communications SA                               33,157      694,799       0.0%
   Exel Industries Class A                                  10,330      756,297       0.0%
   Faiveley Transport SA                                    34,183    3,726,692       0.1%
   Faurecia                                                306,467   11,296,811       0.3%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE++   OF NET ASSETS**
                                                           ------- ----------- ---------------
FRANCE -- (Continued)
#  Fimalac                                                     272 $    29,427       0.0%
   Fleury Michon SA                                          5,962     390,046       0.0%
   Gaumont SA                                               13,521     797,892       0.0%
   Gaztransport Et Technigaz SA                             72,536   2,450,752       0.1%
   GEA                                                       2,433     229,057       0.0%
   Gevelot SA                                                3,466     537,140       0.0%
   GL Events                                                48,589     866,554       0.0%
   Groupe Crit                                              23,258   1,533,938       0.0%
*  Groupe Flo                                                5,644       4,524       0.0%
*  Groupe Fnac SA                                           49,162   3,355,973       0.1%
#* Groupe Gorge                                             22,858     491,580       0.0%
   Groupe Open                                              26,685     717,030       0.0%
   Guerbet                                                  32,666   1,941,254       0.1%
   Haulotte Group SA                                        74,466   1,031,991       0.0%
   Havas SA                                                519,269   4,226,752       0.1%
*  Herige SADCS                                              4,147     113,578       0.0%
#* HiPay Group SA                                           24,579     278,268       0.0%
#* ID Logistics Group                                        5,509     777,070       0.0%
   Imerys SA                                               145,098  10,102,361       0.3%
   Ingenico Group SA                                        43,343   3,428,338       0.1%
#  Interparfums SA                                          54,443   1,562,473       0.0%
   Ipsen SA                                                162,032  11,201,448       0.3%
   IPSOS                                                   168,064   5,489,052       0.1%
   Jacquet Metal Service                                    67,512   1,133,443       0.0%
   Korian SA                                               196,034   6,004,352       0.2%
   Lagardere SCA                                           619,304  15,771,620       0.4%
#  Lanson-BCC                                                8,795     324,267       0.0%
   Laurent-Perrier                                          12,372     950,930       0.0%
   Le Noble Age                                             24,612     866,049       0.0%
   Lectra                                                  115,852   2,094,076       0.1%
   Linedata Services                                         8,608     397,033       0.0%
   LISI                                                     94,248   2,791,959       0.1%
   Maisons France Confort SA                                15,298     802,050       0.0%
   Manitou BF SA                                            48,399     873,741       0.0%
   Manutan International                                    14,076     918,745       0.0%
   Mersen                                                  117,956   2,360,808       0.1%
#* METabolic EXplorer SA                                   151,621     360,058       0.0%
   Metropole Television SA                                 293,607   5,115,685       0.1%
   MGI Coutier                                              55,136   1,550,063       0.0%
   Mr Bricolage                                             30,731     445,032       0.0%
*  Naturex                                                  31,570   2,864,390       0.1%
   Neopost SA                                              176,348   5,340,940       0.1%
*  Nexans SA                                               188,998  10,743,082       0.3%
   Nexity SA                                               171,171   8,594,239       0.2%
#* Nicox                                                    76,283     613,256       0.0%
*  NRJ Group                                                71,278     709,847       0.0%
#  Oeneo SA                                                107,682     960,073       0.0%
#* Onxeo SA(B04P0G6)                                       160,610     419,556       0.0%
#* Onxeo SA(BPFJVR0)                                        48,958     128,292       0.0%
   Orpea                                                   172,238  14,335,022       0.4%
#* Parrot SA                                                25,254     224,302       0.0%
#* Pierre & Vacances SA                                     26,157   1,023,534       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
FRANCE -- (Continued)
   Plastic Omnium SA                                         318,364 $10,381,745       0.3%
   Plastivaloire                                               1,182     148,036       0.0%
   PSB Industries SA                                           8,161     412,283       0.0%
#  Rallye SA                                                 128,234   2,323,231       0.1%
   Remy Cointreau SA                                          45,564   3,694,470       0.1%
   Rexel SA                                                1,596,995  22,149,109       0.5%
#  Robertet SA                                                 3,063   1,053,390       0.0%
   Rothschild & Co.                                           21,428     508,351       0.0%
   Rubis SCA                                                 203,675  18,573,358       0.5%
   Samse SA                                                    8,068   1,258,510       0.0%
   Sartorius Stedim Biotech                                  101,854   6,872,611       0.2%
   Savencia SA                                                33,142   2,030,167       0.1%
   SEB SA                                                    120,657  17,757,736       0.4%
   Seche Environnement SA                                     11,799     362,408       0.0%
#* Sequana SA                                                289,137     494,832       0.0%
*  Societe des Bains de Mer et du Cercle des Etrangers a
   Monaco                                                     60,258   1,926,445       0.1%
*  Societe Internationale de Plantations d'Heveas SA           7,523     305,208       0.0%
   Societe Marseillaise du Tunnel Prado-Carenage SA            3,434     124,196       0.0%
   Societe pour l'Informatique Industrielle                   39,566     651,806       0.0%
*  SOITEC                                                  1,279,868   1,222,201       0.0%
#* Solocal Group                                             170,329     591,227       0.0%
   Somfy SA                                                   20,959   8,745,086       0.2%
   Sopra Steria Group                                         74,501   7,579,248       0.2%
   SPIE SA                                                    82,599   1,560,953       0.0%
*  Stallergenes Greer P.L.C.                                  12,201     389,733       0.0%
*  Ste Industrielle d'Aviation Latecoere SA                  310,883   1,193,179       0.0%
   Stef SA                                                    28,166   2,180,461       0.1%
#  STMicroelectronics NV                                   2,136,887  20,281,219       0.5%
*  Store Electronic                                           14,048     380,248       0.0%
   Sword Group                                                32,374     970,045       0.0%
   Synergie SA                                                69,989   2,263,946       0.1%
   Tarkett SA                                                 54,324   1,934,595       0.1%
   Technicolor SA                                          1,482,868   8,662,783       0.2%
   Teleperformance                                           336,308  35,533,493       0.9%
#  Television Francaise 1                                    626,436   5,769,707       0.1%
   Tessi SA                                                    6,807   1,037,535       0.0%
#  TFF Group                                                   5,065     565,212       0.0%
#  Thermador Groupe                                           13,789   1,192,803       0.0%
   Total Gabon                                                 1,515     216,509       0.0%
*  Touax SA                                                    5,568      66,795       0.0%
   Trigano SA                                                 46,958   3,321,528       0.1%
*  Ubisoft Entertainment SA                                  521,852  17,756,325       0.4%
   Union Financiere de France BQE SA                          16,855     447,797       0.0%
#* Vallourec SA                                              941,957   4,629,065       0.1%
#* Valneva SE                                                218,939     596,222       0.0%
   Vetoquinol SA                                              16,625     836,250       0.0%
#  Vicat SA                                                   86,767   5,455,209       0.1%
   VIEL & Cie SA                                             161,700     640,298       0.0%
#  Vilmorin & Cie SA                                          27,056   1,626,868       0.1%
*  Virbac SA                                                  22,063   3,510,917       0.1%
   Vranken-Pommery Monopole SA                                18,262     459,803       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                           SHARES    VALUE++    OF NET ASSETS**
                                                           ------- ------------ ---------------
FRANCE -- (Continued)
*  Worldline SA                                             23,932 $    657,360       0.0%
                                                                   ------------      ----
TOTAL FRANCE                                                        560,060,154      13.5%
                                                                   ------------      ----
GERMANY -- (15.4%)
   Aareal Bank AG                                          409,233   14,802,028       0.4%
   Adler Modemaerkte AG                                     41,855      237,747       0.0%
#* ADLER Real Estate AG                                    111,691    1,639,021       0.0%
*  ADVA Optical Networking SE                              194,362    1,548,847       0.0%
#* AIXTRON SE                                              396,410    1,885,545       0.1%
*  Aligna AG                                               318,087           --       0.0%
   All for One Steeb AG                                        569       32,174       0.0%
   Allgeier SE                                              26,260      518,629       0.0%
#  Amadeus Fire AG                                          30,007    2,410,562       0.1%
*  AS Creation Tapeten                                       7,109      247,540       0.0%
   Aurubis AG                                              180,566    9,414,074       0.2%
#  Axel Springer SE                                        194,300    9,734,239       0.2%
   Basler AG                                                 3,576      225,282       0.0%
   Bauer AG                                                 33,835      464,672       0.0%
#  BayWa AG(5838057)                                        78,978    2,653,672       0.1%
   BayWa AG(5838068)                                           124        4,247       0.0%
   Bechtle AG                                               80,333    8,448,691       0.2%
#  Bertrandt AG                                             27,357    2,909,712       0.1%
   Bijou Brigitte AG                                        19,236    1,141,141       0.0%
#* Bilfinger SE                                            178,040    6,269,496       0.2%
   Biotest AG                                               60,306    1,077,197       0.0%
*  BKN International AG                                     33,408           --       0.0%
#  Borussia Dortmund GmbH & Co. KGaA                       473,904    2,990,056       0.1%
   BRAAS Monier Building Group SA                           19,013      547,940       0.0%
   CANCOM SE                                                86,805    3,950,812       0.1%
   Carl Zeiss Meditec AG                                   160,352    5,772,227       0.1%
   CENIT AG                                                 50,111    1,252,069       0.0%
   CENTROTEC Sustainable AG                                 44,227      726,881       0.0%
   Cewe Stiftung & Co. KGAA                                 31,218    2,991,351       0.1%
#  Clere AG                                                 21,096      441,261       0.0%
   Comdirect Bank AG                                       182,514    1,853,047       0.0%
   CompuGroup Medical SE                                   119,816    5,309,305       0.1%
*  Constantin Medien AG                                    340,089      768,282       0.0%
   CropEnergies AG                                         116,924      662,093       0.0%
   CTS Eventim AG & Co. KGaA                               216,083    7,755,271       0.2%
   Data Modul AG                                            11,455      643,459       0.0%
#* DEAG Deutsche Entertainment AG                           13,697       37,736       0.0%
#  Delticom AG                                              28,981      551,889       0.0%
   Deutsche Beteiligungs AG                                 48,588    1,642,501       0.0%
   Deutsche EuroShop AG                                    220,384    9,525,047       0.2%
   Deutsche Lufthansa AG                                    28,830      368,998       0.0%
   Deutz AG                                                599,311    2,964,350       0.1%
*  Dialog Semiconductor P.L.C.                             382,079   15,026,045       0.4%
   DIC Asset AG                                            265,874    2,551,009       0.1%
   DMG Mori AG                                             263,450   12,058,941       0.3%
#  Dr Hoenle AG                                             25,078      695,752       0.0%
   Draegerwerk AG & Co. KGaA                                 9,611      613,908       0.0%
#  Drillisch AG                                            225,064   10,283,302       0.3%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
GERMANY -- (Continued)
   Duerr AG                                                  133,802 $ 9,977,640       0.2%
   Eckert & Ziegler AG                                        17,297     401,202       0.0%
   Elmos Semiconductor AG                                     53,988     817,577       0.0%
#  ElringKlinger AG                                          167,277   2,591,183       0.1%
*  Euromicron AG                                              32,612     261,390       0.0%
*  Evotec AG                                               1,103,203   6,049,640       0.2%
   Fielmann AG                                               114,167   7,923,567       0.2%
*  First Sensor AG                                            19,888     310,047       0.0%
   Francotyp-Postalia Holding AG Class A                      53,729     259,534       0.0%
   Fraport AG Frankfurt Airport Services Worldwide           179,584  10,660,189       0.3%
   Freenet AG                                                652,809  18,715,461       0.5%
   Fuchs Petrolub SE                                         147,943   5,853,957       0.1%
   Gerresheimer AG                                           198,146  14,946,146       0.4%
#  Gerry Weber International AG                               98,127   1,225,076       0.0%
#  Gesco AG                                                   14,489   1,158,094       0.0%
   GFK SE                                                     76,920   2,594,191       0.1%
   GFT Technologies SE                                        90,843   1,818,261       0.0%
   Grammer AG                                                 79,765   4,566,282       0.1%
   GRENKE AG                                                  36,620   6,375,340       0.2%
*  H&R GmbH & Co. KGaA                                        33,528     620,709       0.0%
   Hamburger Hafen und Logistik AG                           113,533   1,804,670       0.0%
#* Heidelberger Druckmaschinen AG                          1,401,673   3,722,441       0.1%
   Hella KGaA Hueck & Co.                                    106,323   4,057,733       0.1%
*  Highlight Communications AG                                94,846     542,641       0.0%
   Hochtief AG                                                16,307   2,226,670       0.1%
#* HolidayCheck Group AG                                     114,390     281,630       0.0%
   Hornbach Baumarkt AG                                       20,885     659,127       0.0%
   Hugo Boss AG                                              213,956  13,453,629       0.3%
   Indus Holding AG                                          129,827   7,662,934       0.2%
#  Init Innovation In Traffic Systems AG                      23,180     396,617       0.0%
   Isra Vision AG                                             18,038   2,098,369       0.1%
   Jenoptik AG                                               262,122   4,504,808       0.1%
#  K+S AG                                                    990,931  20,066,101       0.5%
*  Kampa AG                                                    7,101         117       0.0%
   KION Group AG                                             258,832  15,638,698       0.4%
*  Kloeckner & Co. SE                                        555,392   6,935,658       0.2%
*  Koenig & Bauer AG                                          69,890   3,289,345       0.1%
#* Kontron AG                                                437,004   1,501,198       0.0%
   Krones AG                                                  75,044   7,654,466       0.2%
   KSB AG                                                      3,466   1,428,251       0.0%
*  KUKA AG                                                   135,482  15,374,609       0.4%
   KWS Saat SE                                                15,970   5,225,012       0.1%
   Lanxess AG                                                484,758  31,084,953       0.8%
   LEG Immobilien AG                                         306,750  25,874,994       0.6%
   Leifheit AG                                                13,935     902,860       0.0%
   Leoni AG                                                  159,356   6,044,283       0.2%
#* LPKF Laser & Electronics AG                                76,947     590,508       0.0%
#* Manz AG                                                    20,001     729,904       0.0%
*  MasterFlex SE                                              19,347     140,712       0.0%
*  Mediclin AG                                                88,966     558,521       0.0%
*  Medigene AG                                                54,012     479,036       0.0%
   MLP AG                                                    296,006   1,201,303       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE++   OF NET ASSETS**
                                                           ------- ----------- ---------------
GERMANY -- (Continued)
*  msg life ag                                              11,646 $    28,755       0.0%
   MTU Aero Engines AG                                     249,839  26,089,184       0.6%
   MVV Energie AG                                           11,041     245,171       0.0%
   Nemetschek SE                                           107,874   6,728,295       0.2%
   Nexus AG                                                 49,542   1,015,269       0.0%
*  Nordex SE                                               307,691   8,103,835       0.2%
   Norma Group SE                                          202,672   9,325,537       0.2%
   OHB SE                                                   34,003     705,219       0.0%
   Osram Licht AG                                          343,036  19,483,339       0.5%
#* Paion AG                                                 47,336     126,206       0.0%
   paragon AG                                                4,815     197,982       0.0%
*  Patrizia Immobilien AG                                  263,203   5,448,204       0.1%
*  Petro Welt Technologies AG                                6,474      46,132       0.0%
   Pfeiffer Vacuum Technology AG                            52,225   4,738,832       0.1%
   PNE Wind AG                                             367,537     822,970       0.0%
   Progress-Werk Oberkirch AG                                7,571     311,596       0.0%
#  PSI AG Gesellschaft Fuer Produkte und Systeme der
   Informationstechnologie                                  27,232     362,196       0.0%
   Puma SE                                                  10,528   2,623,826       0.1%
*  PVA TePla AG                                             46,019     126,833       0.0%
*  QIAGEN NV                                               744,663  18,212,580       0.4%
#  QSC AG                                                  498,723   1,029,113       0.0%
#  R Stahl AG                                               14,952     495,412       0.0%
   Rational AG                                              14,449   7,507,654       0.2%
   Rheinmetall AG                                          223,411  15,508,712       0.4%
   RHOEN-KLINIKUM AG                                       235,088   6,544,280       0.2%
#  RIB Software AG                                         157,104   2,131,109       0.1%
   S&T AG                                                   15,456     152,569       0.0%
   SAF-Holland SA                                          248,917   3,342,840       0.1%
   Salzgitter AG                                           212,972   7,000,809       0.2%
#  Schaltbau Holding AG                                     27,311     845,142       0.0%
   Schloss Wachenheim AG                                     7,479     126,153       0.0%
*  SER Systems AG                                            9,400          --       0.0%
#* SGL Carbon SE                                           201,274   2,511,768       0.1%
   SHW AG                                                   25,624     888,305       0.0%
*  Siltronic AG                                              6,953     250,901       0.0%
   Sixt Leasing SE                                           7,617     169,105       0.0%
   Sixt SE                                                  80,910   4,909,657       0.1%
#  SMA Solar Technology AG                                  59,062   1,516,767       0.0%
*  SMT Scharf AG                                            18,103     217,352       0.0%
   Softing AG                                               21,576     288,679       0.0%
   Software AG                                             309,788  11,258,991       0.3%
#* Solarworld AG                                            13,177      50,813       0.0%
*  Stabilus SA                                              29,094   1,517,611       0.0%
   Stada Arzneimittel AG                                   306,492  15,370,132       0.4%
   STRATEC Biomedical AG                                    21,521   1,230,348       0.0%
#  Stroeer SE & Co. KGaA                                   116,515   5,330,647       0.1%
   Suedzucker AG                                           438,206  11,241,099       0.3%
*  Suess MicroTec AG                                       105,674     740,455       0.0%
   Surteco SE                                               25,640     647,511       0.0%
   TAG Immobilien AG                                       798,736  10,650,867       0.3%
   Takkt AG                                                163,454   3,876,666       0.1%
   Technotrans AG                                           32,047     766,909       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
GERMANY -- (Continued)
   TLG Immobilien AG                                         152,128 $  3,189,417       0.1%
#* Tom Tailor Holding AG                                     108,631      544,774       0.0%
   VERBIO Vereinigte BioEnergie AG                           127,536      951,358       0.0%
#* Vossloh AG                                                 68,437    4,160,200       0.1%
#  VTG AG                                                     80,128    2,445,264       0.1%
   Wacker Chemie AG                                           77,716    6,933,353       0.2%
   Wacker Neuson SE                                          146,155    2,021,996       0.1%
   Washtec AG                                                 42,100    2,142,335       0.1%
   XING AG                                                    16,563    3,378,107       0.1%
   Zeal Network SE                                            33,676    1,144,486       0.0%
                                                                     ------------      ----
TOTAL GERMANY                                                         690,676,959      16.7%
                                                                     ------------      ----
GREECE -- (0.0%)
*  Alfa Alfa Energy SA                                         3,810           --       0.0%
*  Alysida SA                                                  2,376           --       0.0%
*  Atlantic Supermarkets SA                                   34,730           --       0.0%
*  Babis Vovos International Construction SA                  21,073           --       0.0%
*  Balafas SA                                                 15,200           --       0.0%
*  Elektroniki Athinon SA                                      7,497           --       0.0%
*  Etma Rayon SA                                              11,242           --       0.0%
*  Informatics SA                                              3,778           --       0.0%
*  Ipirotiki Software & Publications SA                       22,110           --       0.0%
*  Lan-Net SA                                                 12,688           --       0.0%
*  Neorion Holdings SA                                        14,991           --       0.0%
*  Promota Hellas SA                                           8,860           --       0.0%
*  T Bank SA                                                 228,007           --       0.0%
*  Themeliodomi SA                                            37,422           --       0.0%
                                                                     ------------      ----
TOTAL GREECE                                                                   --       0.0%
                                                                     ------------      ----
IRELAND -- (1.2%)
   C&C Group P.L.C.(B011Y09)                               1,077,904    4,135,723       0.1%
   C&C Group P.L.C.(B010DT8)                                 399,607    1,547,124       0.0%
   Datalex P.L.C.                                             60,575      222,784       0.0%
*  FBD Holdings P.L.C.                                       125,728      872,938       0.0%
   Glanbia P.L.C.(4058629)                                     7,822      127,420       0.0%
   Glanbia P.L.C.(0066950)                                   700,613   11,410,889       0.3%
   IFG Group P.L.C.                                          302,015      597,637       0.0%
*  Independent News & Media P.L.C.                         1,593,163      206,135       0.0%
   Irish Continental Group P.L.C.(BLP5857)                   361,886    1,687,660       0.1%
   Irish Continental Group P.L.C.(BLP59W1)                   234,200    1,075,521       0.0%
   Kingspan Group P.L.C.                                     583,900   14,298,661       0.4%
   Paddy Power Betfair P.L.C.                                 46,685    4,837,741       0.1%
   Smurfit Kappa Group P.L.C.                                555,722   12,193,817       0.3%
                                                                     ------------      ----
TOTAL IRELAND                                                          53,214,050       1.3%
                                                                     ------------      ----
ISRAEL -- (1.8%)
*  ADO Group, Ltd.                                            49,052      631,923       0.0%
#* Africa Israel Investments, Ltd.                         1,160,746      333,016       0.0%
   Africa Israel Properties, Ltd.                             78,320    1,350,192       0.0%
   Africa Israel Residences, Ltd.                                594       12,077       0.0%
#* Airport City, Ltd.                                        316,100    3,435,538       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
ISRAEL -- (Continued)
   Albaad Massuot Yitzhak, Ltd.                                  466 $    7,429       0.0%
#* Allot Communications, Ltd.                                127,151    664,619       0.0%
#  Alrov Properties and Lodgings, Ltd.                        44,380    945,470       0.0%
   Amot Investments, Ltd.                                    452,653  1,888,942       0.1%
   Arad, Ltd.                                                  1,053     10,016       0.0%
   Ashtrom Properties, Ltd.                                   23,018     88,571       0.0%
#* AudioCodes, Ltd.                                          163,675    866,394       0.0%
   Avgol Industries 1953, Ltd.                               407,132    481,819       0.0%
*  Azorim-Investment Development & Construction Co., Ltd.    380,820    356,064       0.0%
   Bayside Land Corp.                                          3,610  1,412,226       0.0%
#  Big Shopping Centers, Ltd.                                 17,790  1,195,661       0.0%
*  BioLine RX, Ltd.                                           59,630     60,046       0.0%
#  Blue Square Real Estate, Ltd.                              22,369    905,564       0.0%
   Brack Capital Properties NV                                11,927  1,024,557       0.0%
#* Cellcom Israel, Ltd.                                      283,451  2,139,196       0.1%
#* Ceragon Networks, Ltd.                                    109,184    285,502       0.0%
#* Clal Biotechnology Industries, Ltd.                       174,162    130,165       0.0%
#* Clal Insurance Enterprises Holdings, Ltd.                  88,091  1,011,888       0.0%
*  Cohen Development & Industrial Buildings, Ltd.              2,564     60,549       0.0%
#* Compugen, Ltd.                                            185,531  1,069,812       0.0%
   Delek Automotive Systems, Ltd.                            168,811  1,442,449       0.1%
#  Delta-Galil Industries, Ltd.                               51,149  1,455,775       0.1%
   Direct Insurance Financial Investments, Ltd.               73,126    621,558       0.0%
   El Al Israel Airlines                                   1,470,062  1,433,070       0.0%
*  Electra Consumer Products 1970, Ltd.                       12,719    168,490       0.0%
#  Electra, Ltd.                                               8,540  1,172,340       0.0%
#  Elron Electronic Industries, Ltd.                          62,094    291,203       0.0%
   Energix-Renewable Energies, Ltd.                           78,065     52,468       0.0%
*  Equital, Ltd.                                               7,312    138,024       0.0%
#* Evogene, Ltd.                                              70,559    420,816       0.0%
#  First International Bank Of Israel, Ltd.                  180,262  2,319,393       0.1%
   FMS Enterprises Migun, Ltd.                                11,414    294,823       0.0%
   Formula Systems 1985, Ltd.                                 44,239  1,715,666       0.1%
   Fox Wizel, Ltd.                                            19,541    304,724       0.0%
   Frutarom Industries, Ltd.                                  27,256  1,440,278       0.0%
#* Gilat Satellite Networks, Ltd.                            113,132    497,466       0.0%
#* Hadera Paper, Ltd.                                         10,176    367,246       0.0%
   Harel Insurance Investments & Financial Services, Ltd.    552,043  2,134,549       0.1%
   Hilan, Ltd.                                                45,185    693,272       0.0%
#  IDI Insurance Co., Ltd.                                    22,850  1,133,431       0.0%
#  Industrial Buildings Corp., Ltd.                          475,849    572,224       0.0%
*  Israel Discount Bank, Ltd. Class A                      2,736,507  5,025,945       0.1%
   Israel Land Development Co., Ltd. (The)                    22,310    128,217       0.0%
*  Jerusalem Oil Exploration                                  45,662  2,009,606       0.1%
#* Kamada, Ltd.                                              126,672    732,590       0.0%
*  Kenon Holdings, Ltd.                                       27,135    263,682       0.0%
   Kerur Holdings, Ltd.                                        7,088    162,459       0.0%
   Klil Industries, Ltd.                                         550     45,514       0.0%
   Maabarot Products, Ltd.                                    21,999    349,221       0.0%
   Magic Software Enterprises, Ltd.                           92,863    682,885       0.0%
#  Matrix IT, Ltd.                                           178,144  1,263,124       0.0%
   Maytronics, Ltd.                                          129,036    456,503       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
ISRAEL -- (Continued)
#* Mazor Robotics, Ltd.                                      228,777 $ 2,622,475       0.1%
   Meitav DS Investments, Ltd.                                44,186     172,638       0.0%
#  Melisron, Ltd.                                             52,894   2,247,096       0.1%
*  Menora Mivtachim Holdings, Ltd.                           123,424   1,096,553       0.0%
#* Migdal Insurance & Financial Holding, Ltd.              1,543,756   1,019,406       0.0%
#  Mivtach Shamir Holdings, Ltd.                              22,547     463,834       0.0%
#* Naphtha Israel Petroleum Corp., Ltd.                      160,542     870,952       0.0%
   Neto ME Holdings, Ltd.                                      5,555     436,949       0.0%
#* Nova Measuring Instruments, Ltd.                          119,308   1,423,031       0.0%
*  Oil Refineries, Ltd.                                    5,367,932   1,894,891       0.1%
#* Partner Communications Co., Ltd.                          459,954   2,145,556       0.1%
   Paz Oil Co., Ltd.                                          23,314   3,641,584       0.1%
*  Perion Network, Ltd.                                       16,455      17,487       0.0%
*  Phoenix Holdings, Ltd. (The)                              280,698     802,266       0.0%
#  Plasson Industries, Ltd.                                   13,484     414,587       0.0%
#  Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.       32,629   1,314,276       0.0%
#* Redhill Biopharma, Ltd.                                    45,309      55,338       0.0%
#  Sapiens International Corp. NV                            109,799   1,502,311       0.1%
   Scope Metals Group, Ltd.                                      830      14,315       0.0%
   Shapir Engineering and Industry, Ltd.                      37,161      76,465       0.0%
#  Shikun & Binui, Ltd.                                    1,044,647   1,810,646       0.1%
   Shufersal, Ltd.                                           392,383   1,481,354       0.1%
*  Space Communication, Ltd.                                  17,611     113,640       0.0%
   Strauss Group, Ltd.                                       136,109   2,142,620       0.1%
*  Summit Real Estate Holdings, Ltd.                         103,951     604,335       0.0%
   Tadiran Holdings, Ltd.                                      6,059     147,591       0.0%
#* Tower Semiconductor, Ltd.                                 251,518   3,885,795       0.1%
*  Union Bank of Israel                                      126,346     424,841       0.0%
                                                                     -----------       ---
TOTAL ISRAEL                                                          82,999,079       2.0%
                                                                     -----------       ---
ITALY -- (8.6%)
   A2A SpA                                                 8,290,391  11,290,490       0.3%
   ACEA SpA                                                  302,509   3,918,489       0.1%
*  Aedes SIIQ SpA                                            691,904     264,027       0.0%
#* Aeffe SpA                                                 167,738     194,126       0.0%
   Alerion Cleanpower SpA                                    119,152     350,356       0.0%
#  Amplifon SpA                                              515,448   5,446,358       0.1%
   Anima Holding SpA                                         761,265   3,708,698       0.1%
   Ansaldo STS SpA                                           572,443   6,579,072       0.2%
*  Arnoldo Mondadori Editore SpA                             724,145     716,332       0.0%
   Ascopiave SpA                                             424,667   1,241,515       0.0%
#  Astaldi SpA                                               288,057   1,162,678       0.0%
   Autogrill SpA                                             728,145   6,068,830       0.2%
   Azimut Holding SpA                                        623,078  10,001,347       0.3%
#* Banca Carige SpA                                        1,893,751     646,442       0.0%
   Banca Finnat Euramerica SpA                               616,149     225,866       0.0%
   Banca Generali SpA                                        284,313   6,322,155       0.2%
   Banca IFIS SpA                                            147,336   4,267,037       0.1%
   Banca Mediolanum SpA                                    1,097,031   7,584,957       0.2%
#* Banca Monte dei Paschi di Siena SpA                     1,988,426     532,585       0.0%
   Banca Popolare dell'Emilia Romagna SC                   2,548,728  11,976,652       0.3%
#* Banca Popolare dell'Etruria e del Lazio SC              1,058,027          --       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
ITALY -- (Continued)
#  Banca Popolare di Milano Scarl                          22,383,595 $10,258,814       0.3%
   Banca Popolare di Sondrio Scarl                          2,316,219   7,732,385       0.2%
   Banca Profilo SpA                                        1,221,744     235,171       0.0%
   Banco di Desio e della Brianza SpA                         224,677     417,363       0.0%
   Banco Popolare SC                                        2,966,423   8,561,978       0.2%
#  BasicNet SpA                                               170,033     629,034       0.0%
   Biesse SpA                                                  68,574   1,183,060       0.0%
   Brembo SpA                                                 161,253   9,983,733       0.3%
#  Brunello Cucinelli SpA                                     101,511   2,010,751       0.1%
#  Buzzi Unicem SpA                                           409,864   7,970,912       0.2%
#  Cairo Communication SpA                                    339,858   1,458,007       0.0%
*  Caltagirone Editore SpA                                      6,277       4,788       0.0%
   Cembre SpA                                                  39,007     541,624       0.0%
   Cementir Holding SpA                                       325,211   1,588,617       0.0%
   Cerved Information Solutions SpA                           620,171   4,991,718       0.1%
   CIR-Compagnie Industriali Riunite SpA                    2,065,487   2,302,486       0.1%
   Credito Emiliano SpA                                       471,853   2,660,008       0.1%
#  Credito Valtellinese SC                                  5,732,088   2,522,737       0.1%
   d'Amico International Shipping SA                          830,428     284,652       0.0%
   Danieli & C Officine Meccaniche SpA                         72,897   1,360,797       0.0%
   Datalogic SpA                                              111,466   2,336,856       0.1%
   Davide Campari-Milano SpA                                1,402,760  14,127,948       0.4%
   De' Longhi SpA                                             274,771   6,429,014       0.2%
   DeA Capital SpA                                            526,890     623,304       0.0%
   DiaSorin SpA                                               116,636   7,168,176       0.2%
*  Ei Towers SpA                                               87,314   4,112,694       0.1%
   El.En. SpA                                                  48,277   1,057,069       0.0%
   Elica SpA                                                    4,665       9,427       0.0%
   ERG SpA                                                    319,564   3,548,957       0.1%
   Esprinet SpA                                               169,978   1,259,500       0.0%
*  Eurotech SpA                                                90,850     120,221       0.0%
   Falck Renewables SpA                                       704,182     628,754       0.0%
*  Fincantieri SpA                                          2,268,686   1,029,179       0.0%
   FinecoBank Banca Fineco SpA                                922,158   5,389,051       0.1%
   FNM SpA                                                    627,039     284,286       0.0%
#  Geox SpA                                                   453,868     977,673       0.0%
*  Gruppo Editoriale L'Espresso SpA                           481,852     400,827       0.0%
#  Gruppo MutuiOnline SpA                                     103,077     914,767       0.0%
   Hera SpA                                                 3,352,671   8,569,609       0.2%
   IMMSI SpA                                                1,202,186     500,281       0.0%
   Industria Macchine Automatiche SpA                          70,748   4,375,637       0.1%
   Infrastrutture Wireless Italiane SpA                       222,258   1,050,723       0.0%
*  Intek Group SpA                                          1,768,514     415,406       0.0%
   Interpump Group SpA                                        425,898   6,830,656       0.2%
   Iren SpA                                                 2,952,554   5,298,209       0.1%
   Italmobiliare SpA                                           45,336   2,151,153       0.1%
*  Juventus Football Club SpA                               2,188,514     704,605       0.0%
   La Doria SpA                                                65,929     554,941       0.0%
#  Maire Tecnimont SpA                                        643,190   1,550,742       0.0%
   MARR SpA                                                   182,251   3,357,015       0.1%
   Mediaset SpA                                             4,351,208  12,443,268       0.3%
   Moleskine SpA                                              470,247   1,243,664       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
ITALY -- (Continued)
   Moncler SpA                                                664,534 $ 11,063,112       0.3%
#  Nice SpA                                                    71,162      202,258       0.0%
   OVS SpA                                                     75,261      412,284       0.0%
   Parmalat SpA                                             1,761,867    4,655,151       0.1%
#  Piaggio & C SpA                                            961,442    1,676,019       0.0%
#* Prelios SpA                                                127,326       11,640       0.0%
#  Prima Industrie SpA                                         15,358      241,144       0.0%
   Prysmian SpA                                             1,026,230   25,519,884       0.6%
   Recordati SpA                                              474,431   13,416,369       0.3%
   Reno de Medici SpA                                         840,050      253,902       0.0%
   Reply SpA                                                   23,664    2,974,665       0.1%
*  Retelit SpA                                                732,206      727,550       0.0%
*  Richard-Ginori 1735 SpA                                      8,489           --       0.0%
   Sabaf SpA                                                   25,688      252,085       0.0%
#  SAES Getters SpA                                            40,332      524,342       0.0%
#* Safilo Group SpA                                           176,776    1,850,021       0.1%
#* Saipem SpA                                              26,968,903   11,089,930       0.3%
#  Salini Impregilo SpA                                     1,159,746    3,231,820       0.1%
#  Salvatore Ferragamo SpA                                    262,482    6,416,153       0.2%
   Saras SpA                                                1,637,194    2,843,723       0.1%
   SAVE SpA                                                    85,250    1,673,524       0.0%
   Servizi Italia SpA                                          34,833      141,367       0.0%
#* Snai SpA                                                   117,457      153,684       0.0%
   Societa Cattolica di Assicurazioni SCRL                    852,357    5,153,634       0.1%
   Societa Iniziative Autostradali e Servizi SpA              349,366    3,271,966       0.1%
#* Sogefi SpA                                                 284,842      654,723       0.0%
   SOL SpA                                                    161,050    1,383,370       0.0%
   Tamburi Investment Partners SpA                            418,473    1,681,525       0.0%
#* Tiscali SpA                                              9,160,788      443,209       0.0%
#  Tod's SpA                                                   70,079    4,094,990       0.1%
#* Trevi Finanziaria Industriale SpA                          509,518      750,951       0.0%
#  TXT e-solutions SpA                                         28,342      240,450       0.0%
#  Unione di Banche Italiane SpA                            1,418,008    3,912,290       0.1%
   Unipol Gruppo Finanziario SpA                            2,168,748    6,639,608       0.2%
   UnipolSai SpA                                            4,029,024    7,699,509       0.2%
   Vittoria Assicurazioni SpA                                 124,843    1,335,263       0.0%
#* Yoox Net-A-Porter Group SpA                                280,998    8,083,165       0.2%
   Zignago Vetro SpA                                          142,878      865,104       0.0%
                                                                      ------------       ---
TOTAL ITALY                                                            384,200,643       9.3%
                                                                      ------------       ---
NETHERLANDS -- (4.7%)
   Aalberts Industries NV                                     600,156   18,953,870       0.5%
   Accell Group                                               142,072    3,553,599       0.1%
   AFC Ajax NV                                                 18,134      175,494       0.0%
   AMG Advanced Metallurgical Group NV                        171,531    3,415,919       0.1%
   Amsterdam Commodities NV                                    92,796    2,096,472       0.1%
#  APERAM SA                                                  270,393   12,297,153       0.3%
   Arcadis NV                                                 374,341    4,927,097       0.1%
   ASM International NV                                       290,828   12,405,403       0.3%
*  Atag Group NV                                                4,630           --       0.0%
   BE Semiconductor Industries NV                             181,415    5,909,928       0.1%
   Beter Bed Holding NV                                        97,492    1,765,326       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
NETHERLANDS -- (Continued)
   BinckBank NV                                               263,185 $  1,561,747       0.0%
   Boskalis Westminster                                       431,756   13,924,803       0.3%
   Brunel International NV                                    118,473    1,934,664       0.1%
   Corbion NV                                                 334,113    7,707,510       0.2%
   Delta Lloyd NV                                           2,709,093   16,366,532       0.4%
*  Fugro NV                                                   381,770    6,826,903       0.2%
#  Gemalto NV                                                 304,031   16,518,507       0.4%
*  Heijmans NV                                                126,289    1,209,227       0.0%
   Hunter Douglas NV                                            9,617      512,897       0.0%
   IMCD Group NV                                               44,045    1,904,863       0.1%
   KAS Bank NV                                                 80,799      732,571       0.0%
   Kendrion NV                                                 67,325    1,941,694       0.1%
#  Koninklijke BAM Groep NV                                 1,407,837    6,550,203       0.2%
   Koninklijke Vopak NV                                       180,802    9,125,530       0.2%
   Nederland Apparatenfabriek                                  27,865      963,617       0.0%
#* OCI NV                                                     292,497    4,059,992       0.1%
*  Ordina NV                                                  866,273    2,307,968       0.1%
*  PostNL NV                                                2,511,108   11,826,474       0.3%
   Refresco Group NV                                           24,884      363,498       0.0%
   SBM Offshore NV                                            949,667   13,631,854       0.3%
   Sligro Food Group NV                                       134,261    4,805,955       0.1%
#* SNS Reaal NV                                               705,718           --       0.0%
#  Telegraaf Media Groep NV                                   170,034      690,162       0.0%
   TKH Group NV                                               223,860    8,615,393       0.2%
#* TomTom NV                                                  575,952    4,657,480       0.1%
   Van Lanschot NV                                             24,773      507,894       0.0%
   Wessanen                                                   469,148    5,605,603       0.1%
                                                                      ------------       ---
TOTAL NETHERLANDS                                                      210,353,802       5.1%
                                                                      ------------       ---
NORWAY -- (2.6%)
   ABG Sundal Collier Holding ASA                           1,786,130    1,057,073       0.0%
   AF Gruppen ASA                                              18,991      335,575       0.0%
#* Akastor ASA                                                917,989    1,265,545       0.0%
#  Aker ASA Class A                                           130,540    4,817,302       0.1%
*  Aker BP ASA                                                465,731    7,452,456       0.2%
#* Aker Solutions ASA                                         618,359    2,836,265       0.1%
#  American Shipping Co. ASA                                  196,875      593,527       0.0%
   Arendals Fossekompani A.S.                                      90       30,482       0.0%
   Atea ASA                                                   349,436    3,128,921       0.1%
   Austevoll Seafood ASA                                      517,682    4,667,427       0.1%
#* Axactor AB                                               3,911,279    1,377,629       0.0%
*  Axactor Rights Dummy                                     3,911,279       12,229       0.0%
   Bakkafrost P/F                                             172,423    7,229,217       0.2%
*  Biotec Pharmacon ASA                                       139,685      210,330       0.0%
   Bonheur ASA                                                140,320      903,988       0.0%
   Borregaard ASA                                             462,575    4,534,068       0.1%
#  BW LPG, Ltd.                                               250,209      807,168       0.0%
#  BW Offshore, Ltd.                                       43,189,561    1,773,724       0.0%
*  Deep Sea Supply P.L.C.                                     254,547       41,584       0.0%
#* DNO ASA                                                  3,249,546    2,773,411       0.1%
   Ekornes ASA                                                111,584    1,404,073       0.0%
   Entra ASA                                                   19,596      210,046       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
NORWAY -- (Continued)
*  Farstad Shipping ASA                                         6,779 $      5,509       0.0%
#* Fred Olsen Energy ASA                                      147,008      252,287       0.0%
#  Frontline, Ltd.                                            148,250    1,086,091       0.0%
   Grieg Seafood ASA                                          257,604    2,266,940       0.1%
#* Hexagon Composites ASA                                     394,620    1,383,224       0.0%
#  Hoegh LNG Holdings Ltd                                     219,136    2,296,158       0.1%
*  Kongsberg Automotive ASA                                 2,171,519    1,792,423       0.1%
   Kongsberg Gruppen ASA                                        4,235       60,461       0.0%
   Kvaerner ASA                                             1,616,475    2,120,681       0.1%
#* Nordic Semiconductor ASA                                   703,953    2,816,892       0.1%
#* Norske Skogindustrier ASA                                1,270,388      449,126       0.0%
#* Norwegian Air Shuttle ASA                                  149,161    5,029,990       0.1%
   Norwegian Property ASA                                     521,881      680,154       0.0%
#  Ocean Yield ASA                                            230,469    1,924,374       0.1%
*  Odfjell SE Class A                                         134,257      438,885       0.0%
   Olav Thon Eiendomsselskap ASA                              115,054    2,262,067       0.1%
*  Opera Software ASA                                         514,924    3,628,444       0.1%
#* Petroleum Geo-Services ASA                               1,015,024    2,724,741       0.1%
#* PhotoCure ASA                                               57,224      261,784       0.0%
*  Prosafe SE                                               3,735,854      126,176       0.0%
#  Protector Forsikring ASA                                   285,028    2,439,057       0.1%
#* Q-Free ASA                                                 179,836      167,612       0.0%
#* REC Silicon ASA                                         14,281,005    1,782,269       0.1%
#  Scatec Solar ASA                                           154,153      620,904       0.0%
#* Seadrill, Ltd.                                             326,851      694,933       0.0%
Selvaag Bolig ASA                                             139,333      680,639       0.0%
#* Sevan Marine ASA                                           124,800      257,055       0.0%
*  Solstad Offshore ASA                                        72,220      116,668       0.0%
#* Songa Offshore                                           7,333,657      176,981       0.0%
   SpareBank 1 SMN                                            131,684      968,591       0.0%
   SpareBank 1 SR-Bank ASA                                    194,009    1,156,336       0.0%
#  Stolt-Nielsen, Ltd.                                        121,666    1,494,058       0.0%
#* Storebrand ASA                                             762,009    3,919,113       0.1%
#  TGS Nopec Geophysical Co. ASA                              351,607    7,112,057       0.2%
   Tomra Systems ASA                                          647,834    7,033,202       0.2%
*  Treasure ASA                                               249,256      552,406       0.0%
#  Veidekke ASA                                               395,147    5,905,609       0.1%
#  Wilh Wilhelmsen ASA                                        306,364      967,837       0.0%
#  Wilh Wilhelmsen Holding ASA Class A                         61,068    1,304,243       0.0%
   XXL ASA                                                    146,272    1,830,994       0.1%
                                                                      ------------       ---
TOTAL NORWAY                                                           118,249,011       2.9%
                                                                      ------------       ---
PORTUGAL -- (0.9%)
   Altri SGPS SA                                              577,518    2,012,338       0.1%
*  Banco BPI SA                                             2,573,144    3,194,190       0.1%
#* Banco Comercial Portugues SA Class R                     4,200,763    5,594,762       0.1%
*  Banco Espirito Santo SA                                  4,777,921           --       0.0%
   Corticeira Amorim SGPS SA                                    3,086       30,981       0.0%
   CTT-Correios de Portugal SA                                692,539    4,582,356       0.1%
   EDP Renovaveis SA                                          182,845    1,381,275       0.0%
   Ibersol SGPS SA                                             24,481      306,506       0.0%
   Mota-Engil SGPS SA                                         677,759    1,323,206       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
PORTUGAL -- (Continued)
   Navigator Co SA (The)                                   2,010,412 $ 5,887,895       0.2%
   NOS SGPS SA                                             1,079,047   7,170,568       0.2%
   Novabase SGPS SA                                           65,729     163,207       0.0%
   REN--Redes Energeticas Nacionais SGPS SA                1,346,999   3,936,164       0.1%
   Semapa-Sociedade de Investimento e Gestao                 103,793   1,332,180       0.0%
   Sonae Capital SGPS SA                                     252,051     194,451       0.0%
   Sonae SGPS SA                                           4,901,591   3,897,005       0.1%
   Teixeira Duarte SA                                        710,639     145,603       0.0%
                                                                     -----------       ---
TOTAL PORTUGAL                                                        41,152,687       1.0%
                                                                     -----------       ---
SPAIN -- (5.4%)
   Acciona SA                                                148,641  11,295,723       0.3%
   Acerinox SA                                               839,895  10,335,573       0.3%
#  Adveo Group International SA                              104,096     380,462       0.0%
   Almirall SA                                               289,516   4,161,829       0.1%
#* Amper SA                                                2,752,422     362,093       0.0%
   Applus Services SA                                        407,282   3,907,840       0.1%
   Atresmedia Corp de Medios de Comunicacion SA              353,910   3,636,270       0.1%
   Azkoyen SA                                                 64,022     369,083       0.0%
   Banco Popular Espanol SA                                1,170,644   1,280,839       0.0%
   Bankinter SA                                              283,386   2,166,024       0.1%
*  Baron de Ley                                               13,360   1,512,394       0.0%
#  Bolsas y Mercados Espanoles SHMSF SA                      410,153  12,395,730       0.3%
#* Caja de Ahorros del Mediterraneo                          116,412          --       0.0%
   Cellnex Telecom SA                                        555,271   9,105,884       0.2%
*  Cementos Portland Valderrivas SA                           68,410     468,683       0.0%
   Cia de Distribucion Integral Logista Holdings SA          141,672   3,141,775       0.1%
   Cie Automotive SA                                         249,123   5,128,649       0.1%
   Clinica Baviera SA                                          3,698      35,908       0.0%
   Construcciones y Auxiliar de Ferrocarriles SA               9,124   3,432,627       0.1%
#* Deoleo SA                                                 898,878     177,530       0.0%
   Distribuidora Internacional de Alimentacion SA          2,929,226  15,645,268       0.4%
#  Duro Felguera SA                                          420,986     512,241       0.0%
   Ebro Foods SA                                             366,900   7,911,600       0.2%
*  eDreams ODIGEO SA                                         279,986     852,018       0.0%
   Elecnor SA                                                191,752   1,897,734       0.0%
   Ence Energia y Celulosa SA                              1,037,062   2,260,057       0.1%
#* Ercros SA                                                 793,700   1,819,672       0.0%
   Faes Farma SA                                           1,379,422   5,063,963       0.1%
   Fluidra SA                                                159,343     761,789       0.0%
   Gamesa Corp. Tecnologica SA                             1,203,576  27,788,671       0.7%
   Grupo Catalana Occidente SA                               203,062   6,394,678       0.2%
#* Grupo Ezentis SA                                          946,893     535,333       0.0%
   Iberpapel Gestion SA                                       36,518     798,870       0.0%
#* Indra Sistemas SA                                         587,934   7,270,770       0.2%
   Inmobiliaria Colonial SA                                1,007,155   7,102,106       0.2%
   Inmobiliaria del Sur SA                                     2,902      26,185       0.0%
   Laboratorios Farmaceuticos Rovi SA                         68,607     927,882       0.0%
*  Liberbank SA                                            1,775,702   1,761,258       0.0%
   Mediaset Espana Comunicacion SA                           943,903  10,533,212       0.3%
   Melia Hotels International SA                             459,423   5,672,456       0.1%
   Miquel y Costas & Miquel SA                                38,660   1,641,755       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
SPAIN -- (Continued)
*  NH Hotel Group SA                                       1,249,728 $  5,514,222       0.1%
   Nmas1 Dinamia SA                                           20,438      179,588       0.0%
#  Obrascon Huarte Lain SA                                   747,423    2,995,842       0.1%
   Papeles y Cartones de Europa SA                           275,558    1,437,411       0.0%
*  Pescanova SA                                               68,547           --       0.0%
*  Pharma Mar SA                                             983,996    2,656,571       0.1%
   Prim SA                                                    39,424      362,315       0.0%
#* Promotora de Informaciones SA Class A                     284,300    1,969,743       0.1%
   Prosegur Cia de Seguridad SA                            1,304,355    9,458,137       0.2%
#* Quabit Inmobiliaria SA                                    133,934      267,251       0.0%
*  Realia Business SA                                        755,842      731,002       0.0%
   Sacyr SA                                                1,590,914    3,627,202       0.1%
   Saeta Yield SA                                             83,749      808,421       0.0%
#* Solaria Energia y Medio Ambiente SA                       207,171      187,201       0.0%
#* Talgo SA                                                  171,227      795,137       0.0%
   Tecnicas Reunidas SA                                      165,741    6,201,386       0.2%
   Tecnocom Telecomunicaciones y Energia SA                  147,909      521,918       0.0%
   Tubacex SA                                                655,565    1,949,296       0.0%
#* Tubos Reunidos SA                                         510,636      475,264       0.0%
   Vidrala SA                                                 82,427    4,708,968       0.1%
   Viscofan SA                                               229,641   10,811,859       0.3%
#* Vocento SA                                                231,302      309,323       0.0%
   Zardoya Otis SA                                           735,771    6,196,741       0.2%
                                                                     ------------       ---
TOTAL SPAIN                                                           242,637,232       5.8%
                                                                     ------------       ---
SWEDEN -- (7.8%)
   AAK AB                                                    121,469    8,021,229       0.2%
   Acando AB                                                 433,023    1,108,781       0.0%
*  AddLife AB                                                 85,369    1,319,392       0.0%
   AddNode Group AB                                           22,737      144,809       0.0%
   AddTech AB Class B                                        273,182    3,885,685       0.1%
   AF AB Class B                                             294,066    5,381,817       0.1%
#* Anoto Group AB                                          4,862,822       93,833       0.0%
#* Arcam AB                                                    6,436      211,910       0.0%
*  Arise AB                                                   36,861       81,677       0.0%
#  Atrium Ljungberg AB Class B                               102,923    1,598,919       0.0%
#  Avanza Bank Holding AB                                     95,405    3,606,555       0.1%
   B&B Tools AB Class B                                      123,792    2,756,428       0.1%
*  BE Group AB                                                 1,335        5,574       0.0%
   Beijer Alma AB                                            109,736    2,534,977       0.1%
   Beijer Electronics AB                                      53,995      234,448       0.0%
   Beijer Ref AB                                              71,389    1,671,098       0.0%
   Betsson AB                                                443,610    4,282,129       0.1%
   Bilia AB Class A                                          272,368    6,494,301       0.2%
   BillerudKorsnas AB                                        507,688    8,336,968       0.2%
   BioGaia AB Class B                                         80,672    2,465,678       0.1%
   Biotage AB                                                312,490    1,514,417       0.0%
   Bjorn Borg AB                                              33,945      151,086       0.0%
#* Bonava AB                                                   9,670      117,086       0.0%
*  Bonava AB Class B                                         156,829    1,937,740       0.1%
   Bulten AB                                                  78,904      789,077       0.0%
   Bure Equity AB                                            316,106    3,463,483       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
SWEDEN -- (Continued)
   Byggmax Group AB                                          343,939 $ 2,265,582       0.1%
   Castellum AB                                              353,569   4,790,852       0.1%
   Catena AB                                                  53,725     783,826       0.0%
   Cavotec SA                                                 16,457      44,494       0.0%
   Clas Ohlson AB Class B                                    176,242   2,488,073       0.1%
   Cloetta AB Class B                                      1,216,113   4,308,928       0.1%
   Com Hem Holding AB                                        197,160   1,774,238       0.0%
   Concentric AB                                             217,808   2,590,305       0.1%
   Concordia Maritime AB Class B                             100,760     177,215       0.0%
   Corem Property Group AB Class B                             2,296       8,995       0.0%
   Dios Fastigheter AB                                       254,122   1,692,299       0.0%
*  Doro AB                                                   151,342     963,785       0.0%
   Duni AB                                                   203,817   2,711,127       0.1%
   Dustin Group AB                                            79,854     544,416       0.0%
   East Capital Explorer AB                                   49,286     327,540       0.0%
*  Elanders AB                                                 2,096      25,469       0.0%
#  Elanders AB Class B                                         7,650      92,947       0.0%
#  Elekta AB Class B                                       1,454,797  12,613,564       0.3%
   Eltel AB                                                   62,791     389,639       0.0%
   Enea AB                                                    63,008     564,720       0.0%
#* Eniro AB                                                1,279,580      39,756       0.0%
   Fabege AB                                                 651,224  10,998,798       0.3%
#  Fagerhult AB                                               61,882   1,576,492       0.0%
   Fenix Outdoor International AG                              8,198     544,463       0.0%
   Granges AB                                                233,849   2,272,434       0.1%
   Gunnebo AB                                                149,602     693,438       0.0%
   Haldex AB                                                 218,762   2,817,850       0.1%
   Heba Fastighets AB Class B                                 42,288     530,886       0.0%
   Hemfosa Fastigheter AB                                    672,254   6,320,747       0.2%
   Hexpol AB                                                 767,636   6,308,612       0.2%
   HIQ International AB                                      281,281   1,750,864       0.0%
   HMS Networks AB                                             7,040     205,585       0.0%
   Hoist Finance AB                                           60,868     548,960       0.0%
   Holmen AB Class B                                         264,932   9,064,835       0.2%
   Hufvudstaden AB Class A                                   235,964   3,652,126       0.1%
   Indutrade AB                                              377,535   7,022,301       0.2%
#  Intrum Justitia AB                                        385,511  11,886,259       0.3%
   Inwido AB                                                 156,802   1,713,533       0.0%
   ITAB Shop Concept AB Class B                               55,585     431,632       0.0%
   JM AB                                                     385,931  11,110,705       0.3%
   KappAhl AB                                                304,652   1,588,597       0.0%
#* Karo Pharma AB                                              4,475      15,873       0.0%
#* Karolinska Development AB Class B                          90,079      54,886       0.0%
   Klovern AB Class B                                      2,268,287   2,392,793       0.1%
   KNOW IT AB                                                 68,989     617,034       0.0%
   Kungsleden AB                                             819,649   5,168,153       0.1%
   Lagercrantz Group AB Class B                              244,772   2,248,138       0.1%
   Lifco AB Class B                                           14,657     370,852       0.0%
   Lindab International AB                                   384,759   3,294,868       0.1%
   Loomis AB Class B                                         312,800   8,891,439       0.2%
*  Medivir AB Class B                                        147,036   1,078,185       0.0%
#  Mekonomen AB                                              149,584   2,659,192       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
SWEDEN -- (Continued)
#  Modern Times Group MTG AB Class B                         319,844 $  8,608,118       0.2%
#  MQ Holding AB                                             165,718      623,225       0.0%
#  Mycronic AB                                               460,561    4,807,217       0.1%
   NCC AB Class B                                            449,781   11,429,831       0.3%
   Nederman Holding AB                                         4,621       96,541       0.0%
#* Net Insight AB Class B                                  1,229,052      917,396       0.0%
   NetEnt AB                                                 876,576    6,907,301       0.2%
   New Wave Group AB Class B                                 241,923    1,339,282       0.0%
   Nibe Industrier AB Class B                                827,086    6,152,073       0.2%
   Nobia AB                                                  745,291    6,496,049       0.2%
   Nolato AB Class B                                         134,540    3,857,718       0.1%
#  Nordnet AB Class B                                        388,808    1,596,987       0.0%
   OEM International AB Class B                               44,190      677,957       0.0%
#  Opus Group AB                                             867,270      638,201       0.0%
*  Oriflame Holding AG                                       150,200    5,518,261       0.1%
   Pandox AB                                                   3,646       57,854       0.0%
   Peab AB                                                   816,406    6,923,964       0.2%
   Pricer AB Class B                                         768,155      804,823       0.0%
   Proact IT Group AB                                         39,943      616,443       0.0%
#  Probi AB(B04FH87)                                          11,327      508,051       0.0%
*  Probi AB(BDB5DL6)                                           2,768      124,117       0.0%
#* Qliro Group AB                                            424,463      438,979       0.0%
   Ratos AB Class B                                        1,069,160    4,394,017       0.1%
   RaySearch Laboratories AB                                  81,567    1,804,185       0.1%
#  Recipharm AB Class B                                       80,523    1,173,201       0.0%
   Rezidor Hotel Group AB                                    413,235    1,686,095       0.0%
   Saab AB Class B                                            88,827    3,146,041       0.1%
#  Sagax AB Class B                                           83,213      734,282       0.0%
#* SAS AB                                                    738,160    1,250,051       0.0%
   Scandi Standard AB                                        215,392    1,506,865       0.0%
   Sectra AB Class B                                          58,461      902,916       0.0%
#  Semcon AB                                                 100,425      519,710       0.0%
#* Sensys Gatso Group AB                                     343,311       81,261       0.0%
   SkiStar AB                                                110,113    1,692,871       0.0%
#* SSAB AB Class A(B17H0S8)                                1,081,113    3,428,958       0.1%
#* SSAB AB Class A(BPRBWK4)                                  189,016      601,247       0.0%
*  SSAB AB Class B(B17H3F6)                                2,535,211    6,728,791       0.2%
*  SSAB AB Class B(BPRBWM6)                                1,131,651    3,006,423       0.1%
   Sweco AB Class B                                          316,495    6,349,538       0.2%
   Swedol AB Class B                                          48,327      133,768       0.0%
   Systemair AB                                               48,630      624,803       0.0%
   Thule Group AB (The)                                      226,270    3,492,807       0.1%
   Transcom Worldwide AB                                      35,939      258,043       0.0%
#  Unibet Group P.L.C.                                     1,048,368    9,258,633       0.2%
   VBG Group AB Class B                                          137        2,301       0.0%
#  Victoria Park AB Class B                                  358,165      884,691       0.0%
   Vitrolife AB                                               71,728    3,710,816       0.1%
   Wallenstam AB Class B                                     790,622    6,089,872       0.2%
   Wihlborgs Fastigheter AB                                  342,126    6,631,190       0.2%
                                                                     ------------       ---
TOTAL SWEDEN                                                          348,471,161       8.4%
                                                                     ------------       ---

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE++   OF NET ASSETS**
                                                           ------- ----------- ---------------
SWITZERLAND -- (12.1%)
#* AFG Arbonia-Forster Holding AG                          183,624 $ 2,755,034       0.1%
   Allreal Holding AG                                       61,547   9,058,060       0.2%
*  Alpiq Holding AG                                         12,042   1,118,308       0.0%
   ALSO Holding AG                                          16,110   1,475,472       0.0%
#  ams AG                                                  372,640  10,434,297       0.3%
   APG SGA SA                                                7,581   3,168,101       0.1%
   Aryzta AG                                               296,434  13,025,739       0.3%
   Ascom Holding AG                                        210,467   3,604,007       0.1%
   Autoneum Holding AG                                      16,300   4,313,282       0.1%
   Bachem Holding AG Class B                                23,344   2,079,128       0.1%
   Baloise Holding AG                                      193,722  23,833,522       0.6%
   Bank Coop AG                                             30,632   1,297,200       0.0%
   Banque Cantonale de Geneve                                3,968   1,172,693       0.0%
   Banque Cantonale du Jura SA                               4,442     232,472       0.0%
   Banque Cantonale Vaudoise                                11,753   7,383,687       0.2%
#  Basler Kantonalbank                                       5,896     399,030       0.0%
   Belimo Holding AG                                         2,156   6,582,384       0.2%
   Bell AG                                                   4,181   1,788,888       0.0%
   Bellevue Group AG                                        49,926     749,843       0.0%
#  Berner Kantonalbank AG                                   22,665   4,114,510       0.1%
   BFW Liegenschaften AG                                       620      24,773       0.0%
#  BKW AG                                                   64,177   2,985,841       0.1%
   Bobst Group SA                                           44,716   2,461,044       0.1%
   Bossard Holding AG Class A                               32,905   4,687,607       0.1%
   Bucher Industries AG                                     32,790   7,284,488       0.2%
   Burckhardt Compression Holding AG                        11,640   3,374,622       0.1%
   Burkhalter Holding AG                                    20,988   2,687,716       0.1%
   Calida Holding AG                                        25,084     872,296       0.0%
   Carlo Gavazzi Holding AG                                  1,415     349,224       0.0%
   Cembra Money Bank AG                                    119,427   9,128,117       0.2%
   Cham Paper Holding AG                                     1,894     603,192       0.0%
#* Charles Voegele Holding AG                               41,895     267,058       0.0%
*  Cicor Technologies                                        5,936     147,784       0.0%
   Cie Financiere Tradition SA                               9,458     749,369       0.0%
   Clariant AG                                             815,669  13,507,035       0.3%
   Coltene Holding AG                                       20,595   1,468,809       0.0%
   Conzzeta AG                                               6,116   4,224,452       0.1%
   COSMO Pharmaceuticals NV                                  4,113     597,475       0.0%
   Daetwyler Holding AG                                     37,940   5,197,404       0.1%
   DKSH Holding AG                                          91,087   6,312,951       0.2%
   dorma+kaba Holding AG Class B                            16,675  11,587,178       0.3%
   Edmond de Rothschild Suisse SA                              147   2,059,082       0.0%
   EFG International AG                                    295,881   1,594,866       0.0%
   Emmi AG                                                  12,810   7,567,255       0.2%
   Energiedienst Holding AG                                 68,912   1,782,845       0.0%
#* Evolva Holding SA                                       363,874     154,325       0.0%
   Feintool International Holding AG                         7,642     889,245       0.0%
   Flughafen Zuerich AG                                    104,871  19,277,802       0.5%
   Forbo Holding AG                                          6,853   8,736,041       0.2%
   GAM Holding AG                                          925,197   8,961,980       0.2%
*  Gategroup Holding AG                                    146,738   7,719,620       0.2%
   Georg Fischer AG                                         22,511  19,958,153       0.5%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
SWITZERLAND -- (Continued)
   Gurit Holding AG                                            2,329 $ 1,971,218       0.0%
   Helvetia Holding AG                                        36,269  18,869,464       0.5%
#  HOCHDORF Holding AG                                         3,791   1,054,506       0.0%
   Huber & Suhner AG                                          69,938   4,072,424       0.1%
   Implenia AG                                                85,074   5,697,842       0.1%
   Inficon Holding AG                                          9,382   3,369,222       0.1%
   Interroll Holding AG                                        3,127   3,413,176       0.1%
   Intershop Holding AG                                        8,065   4,118,696       0.1%
#  Jungfraubahn Holding AG                                     4,456     417,533       0.0%
   Kardex AG                                                  35,549   3,043,697       0.1%
   Komax Holding AG                                           18,489   4,452,433       0.1%
   Kudelski SA                                               195,049   3,362,795       0.1%
*  Lastminute.com NV                                           3,079      43,901       0.0%
   LEM Holding SA                                              3,773   4,210,370       0.1%
   Liechtensteinische Landesbank AG                           29,197   1,180,197       0.0%
#  Logitech International SA                                 650,486  15,732,970       0.4%
#  Luzerner Kantonalbank AG                                   16,857   6,550,429       0.2%
   MCH Group AG                                                1,404      94,365       0.0%
   Metall Zug AG                                                 880   2,827,760       0.1%
#* Meyer Burger Technology AG                                395,076   1,290,958       0.0%
#  Mobilezone Holding AG                                     133,170   1,978,729       0.0%
   Mobimo Holding AG                                          32,716   7,872,052       0.2%
   OC Oerlikon Corp. AG                                      929,429   8,737,524       0.2%
#* Orascom Development Holding AG                             60,240     361,062       0.0%
#  Orell Fuessli Holding AG                                    5,028     610,719       0.0%
   Orior AG                                                   28,059   2,268,479       0.1%
   Panalpina Welttransport Holding AG                         63,044   8,178,387       0.2%
*  Parco Industriale e Immobiliare SA                            600          --       0.0%
   Phoenix Mecano AG                                           3,019   1,544,975       0.0%
   Plazza AG                                                   5,852   1,391,396       0.0%
   PSP Swiss Property AG                                     201,709  18,048,619       0.4%
   Rieter Holding AG                                          17,376   3,299,872       0.1%
   Romande Energie Holding SA                                  2,625   3,229,437       0.1%
   Schaffner Holding AG                                        2,950     701,930       0.0%
#* Schmolz + Bickenbach AG                                 2,676,034   1,755,100       0.0%
   Schweiter Technologies AG                                   4,417   4,758,760       0.1%
   SFS Group AG                                               27,826   2,096,385       0.1%
   Siegfried Holding AG                                       21,530   4,427,442       0.1%
   St Galler Kantonalbank AG                                  11,780   4,421,608       0.1%
   Straumann Holding AG                                       45,962  17,244,502       0.4%
   Sulzer AG                                                 107,928  10,628,874       0.3%
   Sunrise Communications Group AG                           123,442   8,434,210       0.2%
   Swiss Prime Site AG                                       139,414  11,562,873       0.3%
   Swissquote Group Holding SA                                45,894   1,304,299       0.0%
   Tamedia AG                                                 14,493   2,366,742       0.1%
   Tecan Group AG                                             39,022   6,430,064       0.2%
   Temenos Group AG                                          318,043  20,539,697       0.5%
   Thurgauer Kantonalbank                                        659      60,199       0.0%
   U-Blox AG                                                  30,554   5,775,495       0.1%
   Valiant Holding AG                                         83,882   7,952,684       0.2%
   Valora Holding AG                                          15,777   4,584,214       0.1%
   Vaudoise Assurances Holding SA                              5,091   2,475,915       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES      VALUE++     OF NET ASSETS**
                                                           ---------- -------------- ---------------
SWITZERLAND -- (Continued)
#  Vetropack Holding AG                                           949 $    1,556,659        0.0%
*  Von Roll Holding AG                                        250,484        169,759        0.0%
   Vontobel Holding AG                                        136,975      6,707,233        0.2%
   VP Bank AG                                                   6,639        651,731        0.0%
   VZ Holding AG                                               10,596      3,134,358        0.1%
   Walliser Kantonalbank                                       16,716      1,266,699        0.0%
   Walter Meier AG                                             22,913        833,050        0.0%
   Ypsomed Holding AG                                          16,382      3,128,025        0.1%
*  Zehnder Group AG                                            57,019      2,369,369        0.1%
   Zug Estates Holding AG Class B                                 612      1,022,525        0.0%
   Zuger Kantonalbank AG                                          608      3,038,503        0.1%
                                                                      --------------      -----
TOTAL SWITZERLAND                                                        540,499,417       13.0%
                                                                      --------------      -----
TOTAL COMMON STOCKS                                                    4,098,885,635       98.8%
                                                                      --------------      -----
PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
   Biotest AG                                                  88,910      1,238,158        0.1%
   Draegerwerk AG & Co. KGaA                                   31,455      2,246,412        0.1%
   Fuchs Petrolub SE                                          212,417      9,507,561        0.2%
   Jungheinrich AG                                            245,511      7,751,288        0.2%
   Sartorius AG                                               117,188      9,224,631        0.2%
   Sixt SE                                                     60,257      2,690,295        0.1%
   STO SE & Co. KGaA                                            8,021        961,374        0.0%
   Villeroy & Boch AG                                          41,209        634,448        0.0%
                                                                      --------------      -----
TOTAL GERMANY                                                             34,254,167        0.9%
                                                                      --------------      -----
TOTAL PREFERRED STOCKS                                                    34,254,167        0.9%
                                                                      --------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*  Intercell AG Rights                                        254,689             --        0.0%
                                                                      --------------      -----
SPAIN -- (0.0%)
*  Papeles y Cartones de Europa S.A. Rights 11/14/16          275,558         55,356        0.0%
                                                                      --------------      -----
SWEDEN -- (0.0%)
#* Sagax AB                                                    15,000             --        0.0%
                                                                      --------------      -----
TOTAL RIGHTS/WARRANTS                                                         55,356        0.0%
                                                                      --------------      -----
TOTAL INVESTMENT SECURITIES                                            4,133,195,158
                                                                      --------------

                                                                          VALUE+
                                                                      --------------
SECURITIESLENDING COLLATERAL -- (7.8%)
(S)@ DFA Short Term Investment Fund                        30,261,802    350,189,570        8.4%
                                                                      --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,879,139,342)                   $4,483,384,728      108.1%
                                                                      ==============      =====

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ------------------------------------------------
                                                            LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                           ---------- -------------- ------- --------------
Common Stocks
   Austria                                                         -- $  138,279,857   --    $  138,279,857
   Belgium                                                         --    191,665,701   --       191,665,701
   Denmark                                                         --    204,041,200   --       204,041,200
   Finland                                                         --    292,384,682   --       292,384,682
   France                                                          --    560,060,154   --       560,060,154
   Germany                                                 $1,885,545    688,791,414   --       690,676,959
   Greece                                                          --             --   --                --
   Ireland                                                         --     53,214,050   --        53,214,050
   Israel                                                          --     82,999,079   --        82,999,079
   Italy                                                           --    384,200,643   --       384,200,643
   Netherlands                                                     --    210,353,802   --       210,353,802
   Norway                                                          --    118,249,011   --       118,249,011
   Portugal                                                        --     41,152,687   --        41,152,687
   Spain                                                           --    242,637,232   --       242,637,232
   Sweden                                                     124,117    348,347,044   --       348,471,161
   Switzerland                                                     --    540,499,417   --       540,499,417
Preferred Stocks
   Germany                                                         --     34,254,167   --        34,254,167
Rights/Warrants
   Austria                                                         --             --   --                --
   Spain                                                           --         55,356   --            55,356
   Sweden                                                          --             --   --                --
Securities Lending Collateral                                      --    350,189,570   --       350,189,570
                                                           ---------- --------------   --    --------------
TOTAL                                                      $2,009,662 $4,481,375,066   --    $4,483,384,728
                                                           ========== ==============   ==    ==============

                       THE CANADIAN SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                 PERCENTAGE
                                                           SHARES    VALUE++   OF NET ASSETS**
                                                           ------- ----------- ---------------
COMMON STOCKS -- (81.3%)
Consumer Discretionary -- (7.7%)
   Aimia, Inc.                                             467,893 $ 2,529,057       0.3%
*  Amaya, Inc.                                              17,000     227,630       0.0%
#  AutoCanada, Inc.                                        134,781   2,215,702       0.2%
#  BMTC Group, Inc.                                         17,481     173,337       0.0%
*  BRP, Inc.                                               169,622   3,279,131       0.4%
   Cineplex, Inc.                                          318,474  12,109,278       1.3%
   Cogeco Communications, Inc.                              83,095   3,875,660       0.4%
   Cogeco, Inc.                                             38,068   1,403,461       0.2%
#  Corus Entertainment, Inc. Class B                       740,938   6,115,100       0.7%
   DHX Media, Ltd.(BRF12N3)                                  2,500      12,674       0.0%
   DHX Media, Ltd.(BRF12P5)                                350,110   1,777,566       0.2%
   Dorel Industries, Inc. Class B                          169,797   4,310,436       0.5%
#  Enercare, Inc.                                          509,859   7,366,784       0.8%
#  Gamehost, Inc.                                           46,573     367,362       0.0%
#* Glacier Media, Inc.                                     171,625      89,568       0.0%
   goeasy, Ltd.                                              3,600      68,361       0.0%
*  Great Canadian Gaming Corp.                             299,800   4,979,903       0.5%
#  Hudson's Bay Co.                                        319,911   3,930,615       0.4%
#* IMAX Corp.                                              259,917   7,862,489       0.9%
*  Indigo Books & Music, Inc.                                2,302      29,605       0.0%
*  Intertain Group, Ltd. (The)                             348,348   2,152,990       0.2%
#  Leon's Furniture, Ltd.                                  138,675   1,722,452       0.2%
   Linamar Corp.                                           144,412   5,873,164       0.6%
   Martinrea International, Inc.                           476,656   2,796,751       0.3%
#  MTY Food Group, Inc.                                     72,863   2,629,217       0.3%
#* Performance Sports Group, Ltd.                           66,703     176,045       0.0%
#  Pizza Pizza Royalty Corp.                               100,426   1,138,056       0.1%
   Reitmans Canada, Ltd. Class A                           260,312   1,275,069       0.1%
#* Sears Canada, Inc.                                       50,217      97,716       0.0%
#  Torstar Corp. Class B                                   343,089     427,167       0.1%
*  TVA Group, Inc. Class B                                   7,000      18,266       0.0%
   Uni-Select, Inc.                                         96,705   2,175,917       0.2%
   Vail Resorts, Inc.                                       17,397   2,773,722       0.3%
#* Yellow Pages, Ltd.                                      147,535   2,390,170       0.3%
   Zenith Capital Corp.                                    111,820       6,753       0.0%
                                                                   -----------       ---
Total Consumer Discretionary                                        88,377,174       9.5%
                                                                   -----------       ---
Consumer Staples -- (3.6%)
   AGT Food & Ingredients, Inc.                            125,802   3,577,192       0.4%
   Andrew Peller, Ltd. Class A                              25,200     209,295       0.0%
   Clearwater Seafoods, Inc.                                90,557     921,571       0.1%
   Corby Spirit and Wine, Ltd.                              70,767   1,284,179       0.1%
   Cott Corp.(2228952)                                     600,036   7,868,958       0.9%
   Cott Corp.(22163N106)                                    96,682   1,267,501       0.1%
   High Liner Foods, Inc.                                   83,191   1,523,897       0.2%
   Jean Coutu Group PJC, Inc. (The) Class A                148,393   2,234,801       0.2%
#  Liquor Stores N.A., Ltd.                                179,711   1,430,935       0.2%
   Maple Leaf Foods, Inc.                                  219,264   4,994,047       0.5%
*  Neptune Technologies & Bioressources, Inc.               22,102      23,399       0.0%
   North West Co., Inc. (The)                              255,510   4,876,654       0.5%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
Consumer Staples -- (Continued)
   Premium Brands Holdings Corp.                             132,462 $ 6,410,280       0.7%
#  Rogers Sugar, Inc.                                        510,071   2,388,165       0.3%
#* SunOpta, Inc.                                             301,440   2,000,161       0.2%
                                                                     -----------       ---
Total Consumer Staples                                                41,011,035       4.4%
                                                                     -----------       ---
Energy -- (19.2%)
*  Advantage Oil & Gas, Ltd.                               1,100,531   7,425,487       0.8%
#* Africa Oil Corp.                                          327,699     469,084       0.1%
   AKITA Drilling, Ltd. Class A                               40,600     251,234       0.0%
#* Athabasca Oil Corp.                                     1,544,785   1,451,151       0.2%
#* Baytex Energy Corp.                                     1,304,806   5,019,607       0.5%
#* Bellatrix Exploration, Ltd.                             1,025,758     925,346       0.1%
#* Birchcliff Energy, Ltd.                                   844,698   5,378,156       0.6%
#* BlackPearl Resources, Inc.                              1,397,501   1,542,013       0.2%
   Bonavista Energy Corp.                                  1,081,476   3,531,548       0.4%
#  Bonterra Energy Corp.                                     175,395   3,300,507       0.4%
#  Calfrac Well Services, Ltd.                               408,270     837,055       0.1%
#* Canacol Energy, Ltd.                                      719,842   2,221,833       0.2%
#  Canadian Energy Services & Technology Corp.               953,842   3,761,891       0.4%
   Canyon Services Group, Inc.                               375,432   1,491,875       0.2%
#* Cequence Energy, Ltd.                                     863,916     186,786       0.0%
#* Chinook Energy, Inc.                                      496,199     199,767       0.0%
*  Corridor Resources, Inc.                                    1,246         381       0.0%
*  Crew Energy, Inc.                                         846,600   4,159,468       0.4%
#* Delphi Energy Corp.                                       901,739     699,179       0.1%
#* Denison Mines Corp.                                     2,693,471   1,084,377       0.1%
#  Enbridge Income Fund Holdings, Inc.                       251,755   6,389,130       0.7%
   Enerflex, Ltd.                                            445,163   4,729,421       0.5%
#* Energy Fuels, Inc.                                        108,528     156,970       0.0%
   Enerplus Corp.                                            721,959   4,860,426       0.5%
#  Ensign Energy Services, Inc.                              758,725   4,576,221       0.5%
#* Epsilon Energy, Ltd.                                      260,061     562,273       0.1%
*  Essential Energy Services Trust                           779,741     337,173       0.0%
   Freehold Royalties, Ltd.                                  457,314   4,295,949       0.5%
*  GASFRAC Energy Services, Inc.                              91,560           9       0.0%
#  Gibson Energy, Inc.                                       702,339   8,812,619       0.9%
*  Gran Tierra Energy, Inc.                                1,502,719   4,391,753       0.5%
   Granite Oil Corp.                                         195,608     739,381       0.1%
#* Ithaca Energy, Inc.                                     1,644,779   1,581,872       0.2%
#* Kelt Exploration, Ltd.                                    251,041   1,109,873       0.1%
*  Lightstream Resources, Ltd.                               687,816      58,972       0.0%
*  McCoy Global, Inc.                                         51,537      67,241       0.0%
#* MEG Energy Corp.                                          553,491   2,257,210       0.2%
#  Mullen Group, Ltd.                                        536,825   7,440,227       0.8%
#  Newalta Corp.                                             311,471     527,130       0.1%
   North American Energy Partners, Inc.                      129,534     387,260       0.0%
   Northern Blizzard Resources, Inc.                         154,200     397,772       0.0%
*  NuVista Energy, Ltd.                                      805,169   4,093,978       0.4%
*  Painted Pony Petroleum, Ltd.                              524,254   3,212,829       0.3%
*  Paramount Resources, Ltd. Class A                         303,969   3,449,197       0.4%
*  Parex Resources, Inc.                                     765,891   8,810,630       0.9%
#  Parkland Fuel Corp.                                       474,825  11,090,932       1.2%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
Energy -- (Continued)
Pason Systems, Inc.                                          356,252 $  4,050,431       0.4%
#  Pengrowth Energy Corp.                                  2,992,716    4,618,595       0.5%
#  Penn West Petroleum, Ltd.                               2,369,435    3,780,355       0.4%
*  Perpetual Energy, Inc.                                     41,575       58,892       0.0%
*  Petrus Resources, Ltd.                                     19,582       27,738       0.0%
#  PHX Energy Services Corp.                                 147,674      407,361       0.0%
#* Pine Cliff Energy, Ltd.                                   248,300      188,821       0.0%
#  Precision Drilling Corp.                                1,736,481    7,741,860       0.8%
#  Pulse Seismic, Inc.                                       268,280      462,034       0.0%
*  Questerre Energy Corp. Class A                            745,460      277,887       0.0%
*  Raging River Exploration, Inc.                          1,087,151    8,713,095       0.9%
#* RMP Energy, Inc.                                          982,111      585,767       0.1%
*  Savanna Energy Services Corp.                             520,779      535,805       0.1%
#  Secure Energy Services, Inc.                              773,239    4,738,705       0.5%
   ShawCor, Ltd.                                             319,981    8,003,700       0.9%
#* Spartan Energy Corp.                                    1,552,043    3,610,210       0.4%
#* Sprott Resource Corp.                                     455,390      173,152       0.0%
   Strad Energy Services, Ltd.                                39,947       49,141       0.0%
#  Surge Energy, Inc.                                      1,264,658    2,583,436       0.3%
   TORC Oil & Gas, Ltd.                                      677,808    3,835,505       0.4%
   Total Energy Services, Inc.                               178,778    1,692,746       0.2%
   TransGlobe Energy Corp.                                   448,945      820,037       0.1%
*  Trican Well Service, Ltd.                                 830,838    1,783,951       0.2%
#* Trilogy Energy Corp.                                      365,842    1,963,813       0.2%
   Trinidad Drilling, Ltd.                                 1,372,323    2,629,441       0.3%
#  Veresen, Inc.                                           1,597,192   14,467,966       1.6%
   Western Energy Services Corp.                             463,897      809,304       0.1%
#  Whitecap Resources, Inc.                                1,466,035   11,716,913       1.3%
*  Xtreme Drilling Corp.                                     224,819      469,316       0.1%
   ZCL Composites, Inc.                                      114,527      998,151       0.1%
                                                                     ------------      ----
Total Energy                                                          220,067,321      23.6%
                                                                     ------------      ----
Financials -- (4.8%)
   AGF Management, Ltd. Class B                              449,269    1,711,597       0.2%
#  Alaris Royalty Corp.                                      176,560    2,594,496       0.3%
#  Callidus Capital Corp.                                     83,220    1,053,512       0.1%
   Canaccord Genuity Group, Inc.                             663,978    2,074,158       0.2%
#  Canadian Western Bank                                     441,032    8,368,198       0.9%
#  Chesswood Group, Ltd.                                      24,842      209,100       0.0%
   Clairvest Group, Inc.                                       1,900       41,150       0.0%
#  Clarke, Inc.                                               17,242      117,878       0.0%
   E-L Financial Corp., Ltd.                                   1,778      924,592       0.1%
#  Echelon Financial Holdings, Inc.                           14,650      135,436       0.0%
#  Equitable Group, Inc.                                      58,995    2,324,085       0.3%
*  Equity Financial Holdings, Inc.                               800        5,741       0.0%
   Fiera Capital Corp.                                       175,137    1,570,788       0.2%
   Firm Capital Mortgage Investment Corp.                     42,146      433,934       0.1%
#  First National Financial Corp.                             54,637      995,955       0.1%
#  Genworth MI Canada, Inc.                                  249,451    5,417,511       0.6%
   Gluskin Sheff + Associates, Inc.                          160,621    1,926,781       0.2%
#  GMP Capital, Inc.                                         294,287    1,059,723       0.1%
   Guardian Capital Group, Ltd. Class A                       24,797      397,477       0.0%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE++   OF NET ASSETS**
                                                           ------- ----------- ---------------
Financials -- (Continued)
#  Home Capital Group, Inc.                                325,263 $ 6,438,330       0.7%
*  Kingsway Financial Services, Inc.                        14,370      81,156       0.0%
   Laurentian Bank of Canada                               196,746   7,271,080       0.8%
   Sprott, Inc.                                            904,688   1,504,103       0.2%
#* Street Capital Group, Inc.                              120,227     128,178       0.0%
   TMX Group, Ltd.                                         191,063   8,815,991       0.9%
                                                                   -----------       ---
Total Financials                                                    55,600,950       6.0%
                                                                   -----------       ---
Health Care -- (1.3%)
Concordia International Corp.(20653P102)                    65,542     223,498       0.0%
#  Concordia International Corp.(BDD7WR9)                   47,100     160,828       0.0%
*  CRH Medical Corp.                                       187,180     907,083       0.1%
#  Extendicare, Inc.                                       561,871   3,862,261       0.4%
*  Knight Therapeutics, Inc.                               433,558   2,883,275       0.3%
#  Medical Facilities Corp.                                164,269   2,679,643       0.3%
#* Merus Labs International, Inc.                          384,845     355,780       0.0%
*  QLT, Inc.                                               219,010     367,384       0.1%
   Sienna Senior Living, Inc.                              225,814   2,688,623       0.3%
#* Theratechnologies, Inc.                                 149,301     362,873       0.0%
                                                                   -----------       ---
Total Health Care                                                   14,491,248       1.5%
                                                                   -----------       ---
Industrials -- (10.3%)
   Aecon Group, Inc.                                       408,101   5,275,830       0.6%
#  Ag Growth International, Inc.                            90,959   3,162,170       0.3%
*  Air Canada                                              306,500   2,890,647       0.3%
   Algoma Central Corp.                                     25,790     218,233       0.0%
*  ATS Automation Tooling Systems, Inc.                    522,530   4,480,053       0.5%
#  Badger Daylighting, Ltd.                                213,881   4,621,093       0.5%
#* Ballard Power Systems, Inc.                             134,734     264,184       0.0%
   Bird Construction, Inc.                                 204,133   1,674,095       0.2%
#  Black Diamond Group, Ltd.                               231,141     754,788       0.1%
   CanWel Building Materials Group, Ltd.                   136,370     665,939       0.1%
   Cargojet, Inc.                                              742      24,357       0.0%
#  Cervus Equipment Corp.                                   34,597     346,924       0.0%
#  DirectCash Payments, Inc.                                78,722   1,114,539       0.1%
*  DIRTT Environmental Solutions                            63,400     233,502       0.0%
#  Exchange Income Corp.                                   113,984   3,198,656       0.3%
   Exco Technologies, Ltd.                                 128,615   1,102,716       0.1%
#  Finning International, Inc.                             238,878   4,445,236       0.5%
*  Heroux-Devtek, Inc.                                     146,754   1,584,282       0.2%
   HNZ Group, Inc.                                          23,088     217,746       0.0%
   Horizon North Logistics, Inc.                           496,183     673,267       0.1%
#  K-Bro Linen, Inc.                                        29,653     850,260       0.1%
   Logistec Corp. Class B                                      300       8,110       0.0%
   MacDonald Dettwiler & Associates, Ltd.                  172,507   9,873,527       1.1%
   Magellan Aerospace Corp.                                 73,376   1,003,839       0.1%
   Morneau Shepell, Inc.                                   264,411   3,950,493       0.4%
   New Flyer Industries, Inc.                              254,471   7,114,488       0.8%
   Richelieu Hardware, Ltd.                                243,255   4,677,214       0.5%
#  Rocky Mountain Dealerships, Inc.                         82,555     556,398       0.1%
   Russel Metals, Inc.                                     362,155   5,764,564       0.6%
#  Stantec, Inc.(2854238)                                  410,229   9,126,395       1.0%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
Industrials -- (Continued)
   Stantec, Inc.(85472N109)                                    3,715 $     82,845       0.0%
   Stuart Olson, Inc.                                         88,659      386,681       0.0%
#  Student Transportation, Inc.                              487,291    2,822,822       0.3%
   Toromont Industries, Ltd.                                 390,325   11,465,597       1.2%
   Transcontinental, Inc. Class A                            359,276    4,805,347       0.5%
   TransForce, Inc.                                          474,880   10,773,577       1.2%
   Wajax Corp.                                               103,838    1,180,593       0.1%
   WestJet Airlines, Ltd.                                      6,379      104,391       0.0%
*  Westport Fuel Systems, Inc.                                 3,750        5,759       0.0%
   Westshore Terminals Investment Corp.                      318,149    6,136,222       0.7%
                                                                     ------------      ----
Total Industrials                                                     117,637,379      12.6%
                                                                     ------------      ----
Information Technology -- (3.1%)
#* 5N Plus, Inc.                                             359,429      450,191       0.0%
#  Absolute Software Corp.                                   234,888    1,115,512       0.1%
#* Avigilon Corp.                                            185,293    1,174,227       0.1%
   Calian Group, Ltd.                                         25,155      470,730       0.1%
*  Celestica, Inc.(2263362)                                  432,878    5,121,728       0.6%
*  Celestica, Inc.(15101Q108)                                 36,408      431,435       0.0%
   Computer Modelling Group, Ltd.                            402,152    2,974,240       0.3%
*  Descartes Systems Group, Inc. (The)                       264,138    5,504,106       0.6%
#  DH Corp.                                                  270,455    3,500,409       0.4%
   Enghouse Systems, Ltd.                                     97,257    3,653,754       0.4%
   Evertz Technologies, Ltd.                                 143,053    1,746,968       0.2%
#* EXFO, Inc.                                                    686        2,982       0.0%
#  Mediagrif Interactive Technologies, Inc.                   11,670      160,525       0.0%
*  Mitel Networks Corp.                                      375,024    2,499,599       0.3%
*  Points International, Ltd.(730843208)                       3,323       27,847       0.0%
*  Points International, Ltd.(2556879)                        36,359      301,162       0.0%
   Pure Technologies, Ltd.                                    64,345      233,145       0.0%
#* Redknee Solutions, Inc.                                    56,511       80,893       0.0%
#  Sandvine Corp.                                          1,036,169    2,325,258       0.3%
#* Sierra Wireless, Inc.(826516106)                           10,722      146,355       0.0%
#* Sierra Wireless, Inc.(2418968)                            159,192    2,176,680       0.2%
#* Solium Capital, Inc.                                       96,906      533,911       0.1%
   Vecima Networks, Inc.                                       6,059       39,029       0.0%
   Wi-LAN, Inc.                                              780,333    1,117,005       0.1%
                                                                     ------------      ----
Total Information Technology                                           35,787,691       3.8%
                                                                     ------------      ----
Materials -- (23.7%)
   Acadian Timber Corp.                                       35,188      457,525       0.1%
#  AirBoss of America Corp.                                   80,062      758,658       0.1%
*  Alacer Gold Corp.                                       1,485,088    3,000,513       0.3%
   Alamos Gold, Inc. Class A                               1,545,462   12,121,272       1.3%
#* Almaden Minerals, Ltd. Class B                             50,744       67,719       0.0%
#  Altius Minerals Corp.                                     120,900    1,002,317       0.1%
*  Americas Silver Corp.                                     974,500      228,858       0.0%
*  Argonaut Gold, Inc.                                       923,902    1,866,677       0.2%
*  Asanko Gold, Inc.                                         262,544      968,905       0.1%
#* AuRico Metals, Inc.                                       679,583      623,192       0.1%
*  B2Gold Corp.                                            5,268,073   15,239,039       1.6%
#* Banro Corp.                                               184,289       47,402       0.0%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
Materials -- (Continued)
   Caledonia Mining Corp. P.L.C.                               2,700 $     4,368       0.0%
#  Canam Group, Inc.                                         237,796   1,597,362       0.2%
   Canexus Corp.                                             753,464     865,082       0.1%
*  Canfor Corp.                                              271,900   3,016,381       0.3%
   Canfor Pulp Products, Inc.                                206,915   1,564,242       0.2%
*  Capstone Mining Corp.                                   2,190,321   1,322,717       0.1%
   Cascades, Inc.                                            477,193   4,500,478       0.5%
#  Centerra Gold, Inc.                                     1,111,077   5,616,271       0.6%
#* China Gold International Resources Corp., Ltd.          1,171,257   3,038,824       0.3%
*  Continental Gold, Inc.                                    437,900   1,204,690       0.1%
#* Copper Mountain Mining Corp.                              643,331     206,242       0.0%
   Dominion Diamond Corp.(B95LX89)                           487,201   4,140,827       0.4%
   Dominion Diamond Corp.(257287102)                          20,700     176,157       0.0%
#* Dundee Precious Metals, Inc.                              665,722   1,359,933       0.2%
#* Eastern Platinum, Ltd.                                    310,296     108,730       0.0%
#* Eastmain Resources, Inc.                                   49,500      26,571       0.0%
*  EcoSynthetix, Inc.                                          1,500       2,662       0.0%
*  Eldorado Gold Corp.                                       549,685   1,733,518       0.2%
*  Endeavour Mining Corp.                                    316,838   6,188,881       0.7%
#* Endeavour Silver Corp.                                    197,026     865,193       0.1%
#* Exeter Resource Corp.                                      29,611      34,218       0.0%
#* First Majestic Silver Corp.                               571,687   4,590,376       0.5%
#* Fortress Paper, Ltd. Class A                               16,706      84,570       0.0%
*  Fortuna Silver Mines, Inc.                                876,406   5,991,682       0.6%
#* Golden Star Resources, Ltd.                             1,096,262     997,122       0.1%
#* Great Panther Silver, Ltd.                                700,801     956,136       0.1%
*  Guyana Goldfields, Inc.                                   287,744   1,692,612       0.2%
*  Hanfeng Evergreen, Inc.                                    45,837          --       0.0%
   HudBay Minerals, Inc.                                   1,398,004   5,888,856       0.6%
*  IAMGOLD Corp.                                           2,443,241   9,781,707       1.1%
#* Imperial Metals Corp.                                     242,460     930,939       0.1%
*  Interfor Corp.                                            386,731   4,327,766       0.5%
*  International Tower Hill Mines, Ltd.                       13,001       9,790       0.0%
   Intertape Polymer Group, Inc.                             324,227   5,492,013       0.6%
*  Ivanhoe Mines, Ltd. Class A                             1,531,189   2,385,883       0.3%
#* Kirkland Lake Gold, Inc.                                  531,235   3,683,356       0.4%
*  Klondex Mines, Ltd.                                       383,192   2,111,227       0.2%
#  Labrador Iron Ore Royalty Corp.                           266,656   2,920,433       0.3%
   Lucara Diamond Corp.                                    1,407,865   3,978,087       0.4%
*  Lundin Mining Corp.                                     2,567,823  10,050,750       1.1%
*  Lydian International, Ltd.                                 91,514      27,291       0.0%
   Major Drilling Group International, Inc.                  559,212   2,864,226       0.3%
   Mandalay Resources Corp.                                1,371,135   1,022,243       0.1%
#  Methanex Corp.(59151K108)                                 134,519   4,889,766       0.5%
#  Methanex Corp.(2654416)                                   267,966   9,739,314       1.0%
#* Midas Gold Corp.                                          293,884     212,531       0.0%
*  Minco Base Metals Corp.                                     2,780          --       0.0%
*  Nautilus Minerals, Inc.                                   227,078      28,781       0.0%
   Nevsun Resources, Ltd.                                  1,420,079   4,118,473       0.4%
*  New Gold, Inc.                                          2,668,183  10,523,140       1.1%
   Norbord, Inc.                                             194,180   4,567,495       0.5%
#* Northern Dynasty Minerals, Ltd.                           148,624     124,103       0.0%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
Materials -- (Continued)
#* Novagold Resources, Inc.                                   61,209 $    306,205       0.0%
   OceanaGold Corp.                                        3,061,665    9,358,702       1.0%
*  Orbite Technologies, Inc.                                  73,500       16,439       0.0%
   Osisko Gold Royalties, Ltd.                               531,675    5,596,991       0.6%
   Pan American Silver Corp.                                 990,673   15,820,633       1.7%
*  Pilot Gold, Inc.                                          153,861       66,532       0.0%
*  Platinum Group Metals, Ltd.                               105,831      182,263       0.0%
#* PolyMet Mining Corp.                                      613,665      459,803       0.1%
#* Pretium Resources, Inc.(74139C102)                        325,217    3,183,874       0.3%
*  Pretium Resources, Inc.(B57Q8S9)                           63,300      618,701       0.1%
#* Primero Mining Corp.                                    1,071,138    1,445,433       0.2%
#* RB Energy, Inc.                                           396,013          238       0.0%
*  Richmont Mines, Inc.                                      256,813    2,431,615       0.3%
*  Royal Nickel Corp.                                        385,500      103,467       0.0%
#* Sabina Gold & Silver Corp.                                861,721      886,584       0.1%
#* Sandstorm Gold, Ltd.                                      757,972    3,644,911       0.4%
#* Seabridge Gold, Inc.                                      111,235    1,214,106       0.1%
*  SEMAFO, Inc.                                            1,661,946    6,517,435       0.7%
#* Sherritt International Corp.                            1,970,361    1,263,334       0.1%
#* Silver Standard Resources, Inc.                           760,590    8,347,040       0.9%
#  Stella-Jones, Inc.                                        204,600    7,260,837       0.8%
*  Stornoway Diamond Corp.                                 1,195,697    1,025,163       0.1%
#* Tanzanian Royalty Exploration Corp.                       298,950      198,364       0.0%
#* Taseko Mines, Ltd.                                        960,266      422,394       0.1%
*  Tembec, Inc.                                              403,476      324,874       0.0%
#* Teranga Gold Corp.                                      2,220,363    1,804,366       0.2%
#* Timmins Gold Corp.                                      1,530,103      684,457       0.1%
*  Torex Gold Resources, Inc.                                110,460    2,054,706       0.2%
*  Trevali Mining Corp.                                    1,073,559      824,399       0.1%
#* Wesdome Gold Mines, Ltd.                                  362,564      705,504       0.1%
   West Fraser Timber Co., Ltd.                              213,500    7,309,267       0.8%
   Western Forest Products, Inc.                           2,201,509    3,348,303       0.4%
   Winpak, Ltd.                                              153,235    5,236,929       0.6%
   Yamana Gold, Inc.                                         187,357      669,082       0.1%
                                                                     ------------      ----
Total Materials                                                       271,279,043      29.1%
                                                                     ------------      ----
Real Estate -- (1.6%)
#  Altus Group, Ltd.                                         208,914    4,505,988       0.5%
#  Brookfield Real Estate Services, Inc.                      14,069      167,301       0.0%
   Colliers International Group, Inc.                        161,848    5,635,057       0.6%
   FirstService Corp.(BYL7ZF7)                               160,533    6,504,860       0.7%
   FirstService Corp.(33767E103)                               1,234       50,051       0.0%
   Genesis Land Development Corp.                             76,842      164,993       0.0%
   Information Services Corp.                                  3,674       49,222       0.0%
#* Mainstreet Equity Corp.                                    26,949      652,981       0.1%
   Melcor Developments, Ltd.                                  42,540      393,272       0.0%
   Morguard Corp.                                              3,868      485,886       0.1%
                                                                     ------------      ----
Total Real Estate                                                      18,609,611       2.0%
                                                                     ------------      ----
Telecommunication Services -- (0.4%)
#  Manitoba Telecom Services, Inc.                           161,284    4,507,968       0.5%
                                                                     ------------      ----

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES      VALUE++     OF NET ASSETS**
                                                           ---------- -------------- ---------------
Utilities -- (5.6%)
   Algonquin Power & Utilities Corp.                        1,173,558 $   10,368,048        1.1%
*  Alterra Power Corp.                                        110,442        442,987        0.0%
   Boralex, Inc. Class A                                      258,491      3,707,871        0.4%
   Capital Power Corp.                                        523,509      8,059,689        0.9%
#  Innergex Renewable Energy, Inc.                            512,927      5,701,738        0.6%
#  Just Energy Group, Inc.                                    727,176      3,816,684        0.4%
#* Maxim Power Corp.                                           92,234        243,427        0.0%
#  Northland Power, Inc.                                      536,896      9,606,728        1.0%
   Superior Plus Corp.                                        702,443      6,253,015        0.7%
   TransAlta Corp.                                          1,446,740      6,374,587        0.7%
#  TransAlta Renewables, Inc.                                 437,946      4,835,592        0.5%
#  Valener, Inc.                                              273,976      4,301,748        0.5%
                                                                      --------------      -----
Total Utilities                                                           63,712,114        6.8%
                                                                      --------------      -----
TOTAL COMMON STOCKS                                                      931,081,534       99.8%
                                                                      --------------      -----
TOTAL INVESTMENT SECURITIES                                              931,081,534
                                                                      --------------

                                                                         VALUE+
                                                                      --------------
SECURITIES LENDING COLLATERAL -- (18.7%)
(S)@ DFA Short Term Investment Fund                        18,505,165    214,141,764       22.9%
                                                                      --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,376,781,398)                   $1,145,223,298      122.7%
                                                                      ==============      =====

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ------------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                ------------ ------------ ------- --------------
Common Stocks
   Consumer Discretionary       $ 88,194,376 $    182,798   --    $   88,377,174
   Consumer Staples               41,011,035           --   --        41,011,035
   Energy                        220,008,340       58,981   --       220,067,321
   Financials                     55,600,950           --   --        55,600,950
   Health Care                    14,491,248           --   --        14,491,248
   Industrials                   117,637,379           --   --       117,637,379
   Information Technology         35,787,691           --   --        35,787,691
   Materials                     271,278,805          238   --       271,279,043
   Real Estate                    18,609,611           --   --        18,609,611
   Telecommunication Services      4,507,968           --   --         4,507,968
   Utilities                      63,712,114           --   --        63,712,114
Securities Lending Collateral             --  214,141,764   --       214,141,764
                                ------------ ------------   --    --------------
TOTAL                           $930,839,517 $214,383,781   --    $1,145,223,298
                                ============ ============   ==    ==============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
COMMON STOCKS -- (94.0%)
BRAZIL -- (5.8%)
   Ambev SA                                                  855,320 $ 5,045,638       0.1%
   AMBEV SA ADR                                            5,984,451  35,308,261       0.7%
   Banco Bradesco SA                                         932,732   9,271,800       0.2%
   Banco do Brasil SA                                      1,076,318   9,876,364       0.2%
   Banco Santander Brasil SA                                 479,757   3,952,885       0.1%
   BB Seguridade Participacoes SA                          1,087,473  10,949,681       0.2%
   BM&FBovespa SA--Bolsa de Valores Mercadorias e Futuros  1,804,083  10,625,551       0.2%
#  Braskem SA Sponsored ADR                                  165,709   2,941,335       0.1%
   BRF SA                                                    577,166   9,655,597       0.2%
   BRF SA ADR                                                539,479   9,020,089       0.2%
   BTG Pactual Group                                          33,841     172,388       0.0%
   CCR SA                                                  1,910,468  10,384,279       0.2%
*  Centrais Eletricas Brasileiras SA                         368,500   2,736,043       0.1%
#* Centrais Eletricas Brasileiras SA ADR                      86,923     753,622       0.0%
*  Centrais Eletricas Brasileiras SA Sponsored ADR           100,200     740,478       0.0%
   CETIP SA--Mercados Organizados                            492,000   6,916,053       0.1%
   Cia de Saneamento Basico do Estado de Sao Paulo           424,900   4,485,943       0.1%
   Cia de Saneamento Basico do Estado de Sao Paulo ADR       178,668   1,879,587       0.0%
#* Cia Siderurgica Nacional SA Sponsored ADR                 241,268     813,073       0.0%
   Cielo SA                                                1,506,864  15,295,240       0.3%
*  Cosan Logistica SA                                        164,136     253,506       0.0%
   Cosan SA Industria e Comercio                             209,443   2,816,195       0.1%
   CPFL Energia SA                                           220,971   1,676,666       0.0%
#  CPFL Energia SA ADR                                        67,189   1,021,266       0.0%
   Embraer SA ADR                                            287,837   6,156,833       0.1%
   Engie Brasil Energia SA                                   250,101   3,177,192       0.1%
   Equatorial Energia SA                                      26,800     478,068       0.0%
   Fibria Celulose SA Sponsored ADR                          488,398   3,897,416       0.1%
   Gerdau SA                                                 195,832     496,942       0.0%
   Gerdau SA Sponsored ADR                                   577,984   1,982,485       0.0%
   Hypermarcas SA                                            561,762   4,709,508       0.1%
   Itau Unibanco Holding SA                                  427,826   4,468,583       0.1%
   JBS SA                                                  2,515,848   7,653,159       0.2%
   Klabin SA                                                 996,400   5,134,956       0.1%
   Kroton Educacional SA                                   2,220,459  11,060,557       0.2%
   Lojas Americanas SA                                       297,764   1,460,835       0.0%
   Lojas Renner SA                                         1,404,820  11,882,876       0.2%
   M Dias Branco SA                                           40,100   1,712,416       0.0%
   Multiplan Empreendimentos Imobiliarios SA                  85,700   1,722,323       0.0%
   Natura Cosmeticos SA                                      262,650   2,522,822       0.1%
*  Petroleo Brasileiro SA                                  2,305,200  13,461,444       0.3%
*  Petroleo Brasileiro SA Sponsored ADR                    1,005,405  11,733,076       0.2%
   Raia Drogasil SA                                          388,800   8,631,068       0.2%
   Tim Participacoes SA                                    1,162,813   3,227,608       0.1%
   Tim Participacoes SA ADR                                   63,679     881,954       0.0%
   Ultrapar Participacoes SA                                 394,184   8,932,121       0.2%
   Ultrapar Participacoes SA Sponsored ADR                   254,308   5,747,361       0.1%
   Vale SA                                                   398,300   2,755,158       0.1%
   Vale SA Sponsored ADR                                   1,209,916   8,372,619       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                              SHARES      VALUE++    OF NET ASSETS**
                                                            ----------- ------------ ---------------
BRAZIL -- (Continued)
   WEG SA                                                       808,815 $  4,459,632       0.1%
                                                                        ------------       ---
TOTAL BRAZIL                                                             293,310,552       5.9%
                                                                        ------------       ---
CHILE -- (1.4%)
   AES Gener SA                                               3,240,232    1,103,250       0.0%
   Aguas Andinas SA Class A                                   4,491,454    2,962,714       0.1%
   Banco de Chile                                             1,408,402      168,084       0.0%
#  Banco de Chile ADR                                            53,799    3,899,348       0.1%
   Banco de Credito e Inversiones                                74,477    3,802,832       0.1%
   Banco Santander Chile ADR                                    258,123    5,898,110       0.1%
   Cencosud SA                                                2,057,923    6,709,656       0.1%
   Cencosud SA ADR                                                1,648       16,299       0.0%
   Cia Cervecerias Unidas SA                                    109,017    1,170,834       0.0%
#  Cia Cervecerias Unidas SA Sponsored ADR                       66,158    1,422,397       0.0%
   Colbun SA                                                 11,492,940    2,516,276       0.1%
#  Embotelladora Andina SA Class A ADR                           22,244      499,378       0.0%
   Embotelladora Andina SA Class B ADR                           21,587      519,815       0.0%
   Empresa Nacional de Electricidad SA Sponsored ADR            148,697    3,086,950       0.1%
   Empresas CMPC SA                                           2,386,070    5,167,111       0.1%
   Empresas COPEC SA                                            441,781    4,457,369       0.1%
   Endesa Americas SA ADR                                       148,697    2,136,776       0.0%
   Enersis Americas SA Sponsored ADR                            610,581    5,293,737       0.1%
   Enersis Chile SA                                             610,581    3,034,588       0.1%
   Inversiones Aguas Metropolitanas SA                          326,946      595,280       0.0%
#  Itau CorpBanca(45033E105)                                     30,902      417,177       0.0%
   Itau CorpBanca(BYT25P4)                                  305,068,641    2,763,633       0.1%
*  Latam Airlines Group SA                                        8,686       83,636       0.0%
*  Latam Airlines Group SA Sponsored ADR                        607,719    5,828,025       0.1%
   SACI Falabella                                               707,908    5,555,085       0.1%
   Sociedad Quimica y Minera de Chile SA Sponsored ADR          153,936    4,504,167       0.1%
                                                                        ------------       ---
TOTAL CHILE                                                               73,612,527       1.5%
                                                                        ------------       ---
CHINA -- (14.8%)
   AAC Technologies Holdings, Inc.                              634,000    6,040,719       0.1%
   Agricultural Bank of China, Ltd. Class H                  18,363,000    7,724,779       0.2%
   Air China, Ltd. Class H                                    2,890,000    1,898,824       0.0%
*  Alibaba Group Holding, Ltd. Sponsored ADR                    117,902   11,989,454       0.2%
*  Alibaba Health Information Technology, Ltd.                1,184,000      618,635       0.0%
#* Alibaba Pictures Group, Ltd.                               8,470,000    1,667,269       0.0%
#* Aluminum Corp. of China, Ltd. ADR                            107,180    1,009,636       0.0%
#* Aluminum Corp. of China, Ltd. Class H                        650,000      241,424       0.0%
#* Angang Steel Co., Ltd. Class H                             1,338,000      685,149       0.0%
#  Anhui Conch Cement Co., Ltd. Class H                         985,500    2,723,840       0.1%
#  Anta Sports Products, Ltd.                                   891,000    2,569,487       0.1%
   AviChina Industry & Technology Co., Ltd. Class H           2,765,000    1,876,410       0.0%
   BAIC Motor Corp., Ltd. Class H                               740,500      776,544       0.0%
*  Baidu, Inc. Sponsored ADR                                        846      149,624       0.0%
   Bank of China, Ltd. Class H                               63,274,181   28,354,360       0.6%
   Bank of Communications Co., Ltd. Class H                   6,226,515    4,732,608       0.1%
#  BBMG Corp. Class H                                         2,535,500      925,434       0.0%
   Beijing Capital International Airport Co., Ltd. Class H    1,416,000    1,481,952       0.0%
   Beijing Enterprises Holdings, Ltd.                           468,472    2,341,344       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
CHINA -- (Continued)
#  Beijing Enterprises Water Group, Ltd.                    3,160,000 $ 2,285,780       0.1%
   Belle International Holdings, Ltd.                       8,013,000   4,838,906       0.1%
#  Brilliance China Automotive Holdings, Ltd.               2,194,000   2,609,778       0.1%
#* Byd Co., Ltd. Class H                                      512,886   3,376,506       0.1%
#  CGN Power Co., Ltd. Class H                              6,045,000   1,764,835       0.0%
   China Cinda Asset Management Co., Ltd. Class H          10,150,000   3,646,415       0.1%
   China CITIC Bank Corp., Ltd. Class H                     7,411,928   4,780,181       0.1%
#* China Coal Energy Co., Ltd. Class H                      3,038,777   1,720,338       0.0%
   China Communications Construction Co., Ltd. Class H      3,529,000   3,875,028       0.1%
   China Communications Services Corp., Ltd. Class H        2,194,000   1,301,804       0.0%
   China Conch Venture Holdings, Ltd.                         838,500   1,565,315       0.0%
   China Construction Bank Corp. Class H                   69,895,590  51,041,026       1.0%
#* China COSCO Holdings Co., Ltd. Class H                   1,197,000     412,450       0.0%
   China Eastern Airlines Corp., Ltd.                           2,200      49,742       0.0%
#  China Eastern Airlines Corp., Ltd. Class H               1,734,000     778,530       0.0%
   China Everbright Bank Co., Ltd. Class H                  4,987,000   2,273,700       0.0%
#  China Everbright International, Ltd.                     2,508,000   2,998,141       0.1%
   China Everbright, Ltd.                                     884,000   1,728,713       0.0%
#  China Evergrande Group                                  10,542,000   6,939,114       0.1%
#  China Galaxy Securities Co., Ltd. Class H                3,747,000   3,557,328       0.1%
#  China Gas Holdings, Ltd.                                 1,362,000   2,073,139       0.0%
#  China Hongqiao Group, Ltd.                               2,662,000   2,378,735       0.1%
#  China Huishan Dairy Holdings Co., Ltd.                   2,888,000   1,071,973       0.0%
#  China International Marine Containers Group Co., Ltd.
   Class H                                                    487,400     579,939       0.0%
#  China Life Insurance Co., Ltd. ADR                         849,036  10,485,595       0.2%
   China Life Insurance Co., Ltd. Class H                     111,000     274,806       0.0%
   China Longyuan Power Group Corp., Ltd. Class H           3,255,000   2,481,769       0.1%
   China Medical System Holdings, Ltd.                        411,000     641,817       0.0%
   China Mengniu Dairy Co., Ltd.                            1,984,000   3,747,811       0.1%
   China Merchants Bank Co., Ltd. Class H                   3,120,554   7,588,404       0.2%
#  China Merchants Port Holdings Co., Ltd.                  1,560,099   4,033,516       0.1%
   China Minsheng Banking Corp., Ltd. Class H               4,658,500   5,300,515       0.1%
   China Mobile, Ltd.                                         172,500   1,976,228       0.0%
   China Mobile, Ltd. Sponsored ADR                           918,178  52,730,963       1.1%
   China Molybdenum Co., Ltd. Class H                       1,638,966     363,545       0.0%
#  China Oilfield Services, Ltd. Class H                    1,632,000   1,566,355       0.0%
   China Overseas Land & Investment, Ltd.                   3,356,000  10,302,545       0.2%
#  China Overseas Property Holdings, Ltd.                   1,459,999     295,998       0.0%
   China Pacific Insurance Group Co., Ltd. Class H          1,547,400   5,578,980       0.1%
   China Petroleum & Chemical Corp. ADR                       132,615   9,603,957       0.2%
   China Petroleum & Chemical Corp. Class H                11,600,800   8,389,703       0.2%
#  China Railway Construction Corp., Ltd. Class H           2,743,500   3,429,436       0.1%
   China Railway Group, Ltd. Class H                        3,186,000   2,455,913       0.1%
*  China Resources Beer Holdings Co., Ltd.                  1,483,611   3,152,772       0.1%
   China Resources Gas Group, Ltd.                            690,000   2,163,544       0.0%
   China Resources Land, Ltd.                               3,234,666   8,033,394       0.2%
   China Resources Power Holdings Co., Ltd.                 1,954,517   3,311,656       0.1%
   China Shenhua Energy Co., Ltd. Class H                   1,817,000   3,767,044       0.1%
#* China Shipping Container Lines Co., Ltd. Class H         2,657,000     557,173       0.0%
   China Shipping Development Co., Ltd. Class H             1,056,000     582,628       0.0%
#  China Southern Airlines Co., Ltd. Class H                2,638,000   1,480,365       0.0%
   China Southern Airlines Co., Ltd. Sponsored ADR             14,306     401,856       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
CHINA -- (Continued)
#  China State Construction International Holdings, Ltd.    1,668,000 $ 2,433,358       0.1%
*  China Taiping Insurance Holdings Co., Ltd.               1,654,506   3,184,382       0.1%
   China Telecom Corp., Ltd. ADR                               56,720   2,923,916       0.1%
   China Telecom Corp., Ltd. Class H                        4,088,000   2,107,620       0.0%
   China Unicom Hong Kong, Ltd.                             8,168,000   9,589,338       0.2%
   China Unicom Hong Kong, Ltd. ADR                           589,865   6,913,218       0.1%
   China Vanke Co., Ltd. Class H                            1,896,700   4,950,525       0.1%
   Chongqing Rural Commercial Bank Co., Ltd. Class H        4,350,000   2,603,315       0.1%
   CITIC Securities Co., Ltd. Class H                       2,666,500   5,897,152       0.1%
   CITIC, Ltd.                                              5,705,000   8,186,512       0.2%
   CNOOC, Ltd.                                              5,051,000   6,355,542       0.1%
   CNOOC, Ltd. Sponsored ADR                                  127,716  16,025,804       0.3%
#  COSCO SHIPPING Ports, Ltd.                               1,819,160   1,803,533       0.0%
   Country Garden Holdings Co., Ltd.                        9,884,686   5,129,825       0.1%
   CRRC Corp, Ltd. Class H                                  3,040,000   2,752,511       0.1%
   CSPC Pharmaceutical Group, Ltd.                          3,398,000   3,518,341       0.1%
#  CSSC Offshore and Marine Engineering Group Co., Ltd.
   Class H                                                    190,000     286,415       0.0%
#  Dalian Port PDA Co., Ltd. Class H                        1,495,000     269,174       0.0%
#  Datang International Power Generation Co., Ltd. Class H  3,068,000     826,501       0.0%
   Dongfang Electric Corp., Ltd. Class H                      102,800      79,504       0.0%
   Dongfeng Motor Group Co., Ltd. Class H                   3,274,000   3,412,417       0.1%
   ENN Energy Holdings, Ltd.                                  786,000   3,695,236       0.1%
   Far East Horizon, Ltd.                                      87,000      79,242       0.0%
   Fosun International, Ltd.                                2,044,722   2,960,870       0.1%
#  Fullshare Holdings, Ltd.                                 2,012,500   1,122,376       0.0%
   Fuyao Glass Industry Group Co., Ltd. Class H               297,200     861,916       0.0%
#  Geely Automobile Holdings, Ltd.                          4,750,000   4,887,522       0.1%
   GF Securities Co., Ltd. Class H                            730,200   1,622,313       0.0%
   Great Wall Motor Co., Ltd. Class H                       3,142,000   3,066,426       0.1%
   Guangdong Investment, Ltd.                               2,736,000   4,125,150       0.1%
   Guangshen Railway Co., Ltd. Class H                        172,000      94,933       0.0%
   Guangshen Railway Co., Ltd. Sponsored ADR                   27,717     761,663       0.0%
   Guangzhou Automobile Group Co., Ltd. Class H               974,259   1,176,527       0.0%
#* Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.
   Class H                                                     98,000     231,510       0.0%
#  Guangzhou R&F Properties Co., Ltd. Class H               2,458,800   3,465,272       0.1%
   Haier Electronics Group Co., Ltd.                        1,326,000   2,137,156       0.0%
   Haitong Securities Co., Ltd. Class H                     2,196,800   3,886,702       0.1%
*  Hanergy Thin Film Power Group, Ltd.                      5,416,000     143,983       0.0%
   Hengan International Group Co., Ltd.                       647,000   5,140,235       0.1%
#  Huadian Power International Corp., Ltd. Class H          1,738,000     744,891       0.0%
   Huaneng Power International, Inc. Class H                1,598,000     982,256       0.0%
#  Huaneng Power International, Inc. Sponsored ADR             34,452     848,208       0.0%
   Huaneng Renewables Corp., Ltd. Class H                   2,940,000     985,139       0.0%
   Huatai Securities Co., Ltd. Class H                        933,000   1,969,613       0.0%
#  Huishang Bank Corp., Ltd. Class H                        1,038,000     498,487       0.0%
   Industrial & Commercial Bank of China, Ltd. Class H     71,229,185  42,754,557       0.9%
   Jiangsu Expressway Co., Ltd. Class H                     1,356,000   1,843,662       0.0%
#  Jiangxi Copper Co., Ltd. Class H                         1,501,000   1,771,902       0.0%
#  Kunlun Energy Co., Ltd.                                  6,128,000   4,617,239       0.1%
   Lee & Man Paper Manufacturing, Ltd.                        543,000     407,996       0.0%
   Lenovo Group, Ltd.                                       9,299,278   5,956,958       0.1%
   Longfor Properties Co., Ltd.                             2,266,500   3,008,281       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
CHINA -- (Continued)
   Metallurgical Corp. of China, Ltd. Class H               2,232,000 $    725,745       0.0%
   Minth Group, Ltd.                                          464,000    1,642,713       0.0%
   New China Life Insurance Co., Ltd. Class H                 540,400    2,333,451       0.1%
   Nine Dragons Paper Holdings, Ltd.                        1,012,000      822,769       0.0%
   People's Insurance Co. Group of China, Ltd. (The)
     Class H                                                9,338,000    3,710,278       0.1%
   PetroChina Co., Ltd. ADR                                   125,562    8,504,314       0.2%
   PetroChina Co., Ltd. Class H                             2,090,000    1,430,051       0.0%
   PICC Property & Casualty Co., Ltd. Class H               5,836,132    9,420,113       0.2%
   Ping An Insurance Group Co. of China, Ltd. Class H       4,622,500   24,330,600       0.5%
*  Qinqin Foodstuffs Group Cayman Co., Ltd.                    64,400       22,212       0.0%
*  Semiconductor Manufacturing International Corp.         28,401,000    3,439,580       0.1%
*  Semiconductor Manufacturing International Corp. ADR         12,378       74,763       0.0%
#* Shanghai Electric Group Co., Ltd. Class H                1,582,000      730,435       0.0%
   Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H      292,500      898,191       0.0%
   Shanghai Pharmaceuticals Holding Co., Ltd. Class H         618,200    1,590,825       0.0%
#  Shengjing Bank Co., Ltd. Class H                           244,500      239,308       0.0%
#  Shenzhou International Group Holdings, Ltd.                438,000    2,901,135       0.1%
   Shimao Property Holdings, Ltd.                           3,034,871    4,048,147       0.1%
   Sino Biopharmaceutical, Ltd.                             3,945,000    2,757,377       0.1%
   Sino-Ocean Land Holdings, Ltd.                           3,854,743    1,601,020       0.0%
   Sinopec Engineering Group Co., Ltd. Class H              1,341,000    1,183,902       0.0%
#* Sinopec Oilfield Service Corp. Class H                   1,818,000      376,824       0.0%
   Sinopec Shanghai Petrochemical Co., Ltd. Class H         2,329,000    1,187,214       0.0%
   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR       7,418      378,886       0.0%
   Sinopharm Group Co., Ltd. Class H                        1,224,000    5,943,743       0.1%
#  Sun Art Retail Group, Ltd.                               3,039,500    2,140,964       0.0%
   Sunny Optical Technology Group Co., Ltd.                   469,000    2,287,240       0.1%
   Tencent Holdings, Ltd.                                   4,351,400  115,322,199       2.3%
#  Tingyi Cayman Islands Holding Corp.                      2,860,000    3,083,089       0.1%
#  Travelsky Technology, Ltd. Class H                         598,000    1,275,872       0.0%
#  Tsingtao Brewery Co., Ltd. Class H                         256,000    1,021,285       0.0%
   Uni-President China Holdings, Ltd.                         267,000      180,437       0.0%
#  Want Want China Holdings, Ltd.                           5,137,000    3,127,231       0.1%
   Weichai Power Co., Ltd. Class H                          1,708,400    2,577,263       0.1%
#  Xinjiang Goldwind Science & Technology Co., Ltd.
   Class H                                                    346,600      477,839       0.0%
#  Yanzhou Coal Mining Co., Ltd. Class H                      718,000      531,747       0.0%
#  Yanzhou Coal Mining Co., Ltd. Sponsored ADR                106,215      788,115       0.0%
   Zhejiang Expressway Co., Ltd. Class H                    1,570,000    1,643,710       0.0%
   Zhuzhou CRRC Times Electric Co., Ltd.                      447,000    2,161,402       0.0%
   Zijin Mining Group Co., Ltd. Class H                     3,699,000    1,175,598       0.0%
#  Zoomlion Heavy Industry Science and Technology Co.,
   Ltd. Class H                                             1,589,400      578,408       0.0%
#  ZTE Corp. Class H                                          601,485      826,418       0.0%
                                                                      ------------      ----
TOTAL CHINA                                                            754,742,733      15.1%
                                                                      ------------      ----
COLOMBIA -- (0.5%)
   Banco de Bogota SA                                          35,006      722,757       0.0%
   Bancolombia SA                                             331,749    2,923,842       0.1%
   Bancolombia SA Sponsored ADR                               140,271    5,369,574       0.1%
   Cementos Argos SA                                          427,348    1,691,325       0.0%
*  Cemex Latam Holdings SA                                     27,960      103,963       0.0%
   Corp. Financiera Colombiana SA                              68,065      843,919       0.0%
*  Ecopetrol SA                                             2,862,362    1,247,080       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
COLOMBIA -- (Continued)
#* Ecopetrol SA Sponsored ADR                                220,479 $ 1,915,962       0.1%
   Empresa de Energia de Bogota SA ESP                     1,425,504     900,783       0.0%
   Grupo Argos SA                                             46,275     300,109       0.0%
   Grupo Aval Acciones y Valores SA                          112,983     925,331       0.0%
   Grupo de Inversiones Suramericana SA                      250,201   3,226,972       0.1%
   Grupo Nutresa SA                                          208,424   1,745,427       0.0%
   Interconexion Electrica SA ESP                            609,290   2,024,361       0.1%
                                                                     -----------       ---
TOTAL COLOMBIA                                                        23,941,405       0.5%
                                                                     -----------       ---
CZECH REPUBLIC -- (0.2%)
   CEZ A.S.                                                  323,343   6,098,635       0.1%
   Komercni banka A.S.                                        66,980   2,450,807       0.1%
   O2 Czech Republic A.S.                                     43,037     394,835       0.0%
   Pegas Nonwovens SA                                          5,839     187,327       0.0%
   Philip Morris CR A.S.                                         712     351,705       0.0%
   Unipetrol A.S.                                             45,807     342,493       0.0%
                                                                     -----------       ---
TOTAL CZECH REPUBLIC                                                   9,825,802       0.2%
                                                                     -----------       ---
EGYPT -- (0.2%)
   Commercial International Bank Egypt S.A.E. GDR            142,858     631,432       0.0%
   Commercial International Bank Egypt SAE GDR             1,400,823   6,193,036       0.1%
*  Egyptian Financial Group-Hermes Holding Co. GDR               774       1,424       0.0%
*  Global Telecom Holding S.A.E. GDR                          12,341      25,299       0.0%
*  Global Telecom Holding SAE GDR                            640,757   1,313,773       0.1%
                                                                     -----------       ---
TOTAL EGYPT                                                            8,164,964       0.2%
                                                                     -----------       ---
GREECE -- (0.2%)
*  Alpha Bank AE                                             105,217     179,907       0.0%
   Athens Water Supply & Sewage Co. SA (The)                  31,795     188,246       0.0%
*  Eurobank Ergasias SA                                          331         196       0.0%
*  FF Group                                                   34,149     817,855       0.0%
*  Hellenic Petroleum SA                                     112,224     513,144       0.0%
   Hellenic Telecommunications Organization SA               340,319   3,120,813       0.1%
   JUMBO SA                                                  168,373   2,392,635       0.1%
   Motor Oil Hellas Corinth Refineries SA                     96,253   1,152,532       0.0%
*  National Bank of Greece SA                                128,189      26,217       0.0%
   OPAP SA                                                   278,698   2,377,029       0.0%
*  Piraeus Bank SA                                            20,676       3,419       0.0%
   Titan Cement Co. SA                                        61,385   1,425,784       0.0%
                                                                     -----------       ---
TOTAL GREECE                                                          12,197,777       0.2%
                                                                     -----------       ---
HUNGARY -- (0.4%)
   MOL Hungarian Oil & Gas P.L.C.                            102,134   6,550,894       0.1%
   OTP Bank P.L.C.                                           293,742   8,231,867       0.2%
   Richter Gedeon Nyrt                                       216,026   4,637,459       0.1%
                                                                     -----------       ---
TOTAL HUNGARY                                                         19,420,220       0.4%
                                                                     -----------       ---
INDIA -- (12.2%)
   ABB India, Ltd.                                            33,317     548,711       0.0%
   ACC, Ltd.                                                  64,891   1,475,890       0.0%
   Adani Ports & Special Economic Zone, Ltd.                 807,107   3,681,907       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
INDIA -- (Continued)
*  Aditya Birla Fashion and Retail, Ltd.                     605,239 $ 1,484,799       0.0%
   Aditya Birla Nuvo, Ltd.                                   132,730   2,763,883       0.1%
   Amara Raja Batteries, Ltd.                                 79,101   1,220,001       0.0%
   Ambuja Cements, Ltd.                                    1,004,466   3,605,556       0.1%
   Apollo Hospitals Enterprise, Ltd.                         129,365   2,601,098       0.1%
   Ashok Leyland, Ltd.                                     1,810,886   2,479,257       0.1%
   Asian Paints, Ltd.                                        474,671   7,648,270       0.2%
   Aurobindo Pharma, Ltd.                                    625,132   7,668,604       0.2%
   Axis Bank, Ltd.                                         2,033,467  14,847,464       0.3%
   Bajaj Auto, Ltd.                                          155,378   6,591,289       0.1%
   Bajaj Finance, Ltd.                                       382,190   6,182,417       0.1%
   Bajaj Finserv, Ltd.                                        70,539   3,613,722       0.1%
   Bajaj Holdings & Investment, Ltd.                          54,452   1,809,007       0.0%
*  Bank of Baroda                                            910,704   2,121,846       0.0%
   Berger Paints India, Ltd.                                 331,080   1,283,796       0.0%
   Bharat Electronics, Ltd.                                   51,903   1,031,249       0.0%
   Bharat Forge, Ltd.                                        242,918   3,209,720       0.1%
   Bharat Heavy Electricals, Ltd.                          1,315,511   2,737,393       0.1%
   Bharat Petroleum Corp., Ltd.                              486,244   4,878,271       0.1%
   Bharti Airtel, Ltd.                                     1,665,743   7,954,758       0.2%
   Bharti Infratel, Ltd.                                     213,865   1,111,692       0.0%
   Blue Dart Express, Ltd.                                     5,251     405,037       0.0%
   Bosch, Ltd.                                                 8,365   2,749,426       0.1%
   Britannia Industries, Ltd.                                 26,712   1,328,354       0.0%
   Cadila Healthcare, Ltd.                                   362,605   2,266,110       0.0%
   Cairn India, Ltd.                                         655,103   2,208,795       0.0%
   Castrol India, Ltd.                                        38,740     266,542       0.0%
   Cipla, Ltd.                                               567,858   4,912,511       0.1%
   Coal India, Ltd.                                          555,694   2,705,513       0.1%
   Colgate-Palmolive India, Ltd.                             142,544   2,071,205       0.0%
   Container Corp. Of India, Ltd.                             55,130   1,133,417       0.0%
   CRISIL, Ltd.                                                7,945     266,405       0.0%
   Cummins India, Ltd.                                        94,559   1,216,967       0.0%
   Dabur India, Ltd.                                         743,476   3,247,646       0.1%
   Divi's Laboratories, Ltd.                                 186,164   3,585,133       0.1%
   DLF, Ltd.                                                 371,230     836,822       0.0%
   Dr Reddy's Laboratories, Ltd.                              71,015   3,520,488       0.1%
#  Dr Reddy's Laboratories, Ltd. ADR                         148,465   7,317,840       0.1%
   Eicher Motors, Ltd.                                        20,610   7,395,301       0.1%
   Emami, Ltd.                                                90,332   1,620,641       0.0%
   GAIL India, Ltd.                                          575,655   3,719,312       0.1%
   GAIL India, Ltd. GDR                                       28,791   1,107,130       0.0%
   Gillette India, Ltd.                                        3,761     241,332       0.0%
   GlaxoSmithKline Consumer Healthcare, Ltd.                  14,937   1,355,596       0.0%
   GlaxoSmithKline Pharmaceuticals, Ltd.                      13,217     583,261       0.0%
   Glenmark Pharmaceuticals, Ltd.                            316,017   4,436,557       0.1%
   Godrej Consumer Products, Ltd.                            168,863   4,044,909       0.1%
   Grasim Industries, Ltd.                                    31,500     456,523       0.0%
   Havells India, Ltd.                                       407,089   2,485,217       0.1%
   HCL Technologies, Ltd.                                  1,011,418  11,624,140       0.2%
   HDFC Bank, Ltd.                                         1,441,144  27,008,537       0.5%
   Hero MotoCorp, Ltd.                                       156,516   7,856,178       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
INDIA -- (Continued)
   Hindalco Industries, Ltd.                               1,549,771 $ 3,477,334       0.1%
   Hindustan Petroleum Corp., Ltd.                           346,890   2,424,970       0.0%
   Hindustan Unilever, Ltd.                                1,148,145  14,436,837       0.3%
   Housing Development Finance Corp., Ltd.                 1,095,932  22,624,895       0.5%
   ICICI Bank, Ltd.                                        1,656,257   6,884,121       0.1%
   ICICI Bank, Ltd. Sponsored ADR                          1,043,395   8,649,745       0.2%
   Idea Cellular, Ltd.                                     2,689,000   3,093,726       0.1%
   IDFC Bank, Ltd.                                           601,656     718,573       0.0%
   Indiabulls Housing Finance, Ltd.                          567,836   7,208,167       0.1%
   Indian Oil Corp., Ltd.                                  1,284,042   6,220,951       0.1%
   IndusInd Bank, Ltd.                                       390,301   6,997,404       0.1%
   Infosys, Ltd.                                           1,886,232  28,287,791       0.6%
   Infosys, Ltd. Sponsored ADR                               847,888  12,938,771       0.3%
   ITC, Ltd.                                               4,896,443  17,714,670       0.4%
   JSW Energy, Ltd.                                           12,270      12,088       0.0%
   JSW Steel, Ltd.                                           365,609   9,053,465       0.2%
   Kansai Nerolac Paints, Ltd.                                 4,919      28,329       0.0%
   Kotak Mahindra Bank, Ltd.                                 541,230   6,634,161       0.1%
   Larsen & Toubro, Ltd.                                     363,180   8,021,725       0.2%
   LIC Housing Finance, Ltd.                                 847,563   7,476,586       0.2%
   Lupin, Ltd.                                               355,461   8,093,933       0.2%
   Mahindra & Mahindra Financial Services, Ltd.              268,646   1,452,867       0.0%
   Mahindra & Mahindra, Ltd.                                 682,599  13,437,352       0.3%
   Marico, Ltd.                                              748,884   3,115,122       0.1%
   Maruti Suzuki India, Ltd.                                 138,331  12,236,568       0.2%
   Max Financial Services, Ltd.                               48,633     408,775       0.0%
*  MAX India, Ltd.                                            65,990     140,366       0.0%
   Motherson Sumi Systems, Ltd.                              542,274   2,694,371       0.1%
   MRF, Ltd.                                                   2,969   2,126,088       0.0%
   Nestle India, Ltd.                                         37,106   3,853,815       0.1%
   NHPC, Ltd.                                              2,310,835     924,112       0.0%
   NTPC, Ltd.                                              1,434,092   3,227,589       0.1%
   Oil & Natural Gas Corp., Ltd.                             989,305   4,276,725       0.1%
   Oil India, Ltd.                                           221,777   1,381,098       0.0%
   Oracle Financial Services Software, Ltd.                   27,493   1,321,912       0.0%
   Page Industries, Ltd.                                       9,049   2,230,809       0.0%
   Petronet LNG, Ltd.                                        405,630   2,359,130       0.0%
   Pidilite Industries, Ltd.                                 196,824   2,141,161       0.0%
   Piramal Enterprises, Ltd.                                 114,581   3,098,971       0.1%
   Power Finance Corp., Ltd.                               1,604,279   3,001,688       0.1%
   Power Grid Corp. of India, Ltd.                         1,599,407   4,183,823       0.1%
   Procter & Gamble Hygiene & Health Care, Ltd.               10,286   1,082,878       0.0%
*  Punjab National Bank                                      308,644     671,550       0.0%
   Rajesh Exports, Ltd.                                      117,218     842,836       0.0%
   Reliance Industries, Ltd.                               1,625,226  25,537,646       0.5%
   Rural Electrification Corp., Ltd.                       1,513,852   3,060,642       0.1%
   Shree Cement, Ltd.                                         10,928   2,763,220       0.1%
   Shriram Transport Finance Co., Ltd.                       268,934   4,389,860       0.1%
   Siemens, Ltd.                                              65,181   1,160,631       0.0%
   State Bank of India                                     1,858,229   7,161,503       0.1%
   Sun Pharmaceutical Industries, Ltd.                     1,256,320  14,092,236       0.3%
   Sun TV Network, Ltd.                                      204,506   1,676,904       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
INDIA -- (Continued)
   Sundaram Finance, Ltd.                                      13,385 $    279,303       0.0%
   Tata Consultancy Services, Ltd.                            720,066   25,774,900       0.5%
   Tata Motors, Ltd.                                        1,952,358   15,521,888       0.3%
   Tata Motors, Ltd. Sponsored ADR                             84,855    3,344,136       0.1%
   Tata Power Co., Ltd.                                     2,105,165    2,460,232       0.1%
   Tata Steel, Ltd.                                           683,642    4,145,374       0.1%
   Tech Mahindra, Ltd.                                        955,950    6,309,759       0.1%
   Titan Co., Ltd.                                            329,228    1,879,343       0.0%
   Torrent Pharmaceuticals, Ltd.                               94,358    1,999,652       0.0%
   Ultratech Cement, Ltd.                                      43,023    2,558,261       0.1%
   United Breweries, Ltd.                                      96,720    1,265,468       0.0%
*  United Spirits, Ltd.                                        58,173    1,973,665       0.0%
   UPL, Ltd.                                                  812,040    8,451,290       0.2%
   Vedanta, Ltd.                                            3,139,759    9,528,024       0.2%
   Vedanta, Ltd. ADR                                           42,052      507,147       0.0%
   Wipro, Ltd.                                                742,954    5,178,816       0.1%
   Yes Bank, Ltd.                                             271,196    5,134,197       0.1%
   Zee Entertainment Enterprises, Ltd.                        719,876    5,585,410       0.1%
                                                                      ------------      ----
TOTAL INDIA                                                            619,470,800      12.4%
                                                                      ------------      ----
INDONESIA -- (3.2%)
   Adaro Energy Tbk PT                                     37,523,800    4,555,420       0.1%
   AKR Corporindo Tbk PT                                    1,809,000      981,983       0.0%
   Astra Agro Lestari Tbk PT                                1,223,444    1,429,461       0.0%
   Astra International Tbk PT                              23,646,410   14,918,699       0.3%
   Bank Central Asia Tbk PT                                15,447,700   18,366,468       0.4%
   Bank Danamon Indonesia Tbk PT                            5,763,579    1,704,546       0.0%
   Bank Mandiri Persero Tbk PT                             11,912,417   10,493,037       0.2%
   Bank Negara Indonesia Persero Tbk PT                    14,471,622    6,178,124       0.1%
   Bank Rakyat Indonesia Persero Tbk PT                    15,742,100   14,699,491       0.3%
*  Bayan Resources Tbk PT                                      79,500       39,689       0.0%
   Bumi Serpong Damai Tbk PT                               15,448,500    2,563,205       0.1%
   Chandra Asri Petrochemical Tbk PT                           22,300       30,517       0.0%
   Charoen Pokphand Indonesia Tbk PT                       10,504,800    2,972,925       0.1%
   Ciputra Development Tbk PT                              12,934,246    1,565,212       0.0%
   Gudang Garam Tbk PT                                        675,500    3,514,640       0.1%
   Indocement Tunggal Prakarsa Tbk PT                       2,000,200    2,518,471       0.1%
   Indofood CBP Sukses Makmur Tbk PT                        3,456,800    2,490,001       0.0%
   Indofood Sukses Makmur Tbk PT                           11,903,400    7,739,333       0.2%
*  Indosat Tbk PT                                           1,720,800      870,371       0.0%
   Jasa Marga Persero Tbk PT                                3,626,900    1,258,122       0.0%
   Kalbe Farma Tbk PT                                      32,614,300    4,345,874       0.1%
   Lippo Karawaci Tbk PT                                    1,007,600       69,699       0.0%
   Matahari Department Store Tbk PT                         1,745,400    2,407,014       0.0%
   Mayora Indah Tbk PT                                     21,553,325    2,508,882       0.1%
   Media Nusantara Citra Tbk PT                            12,764,400    2,053,087       0.0%
   Mitra Keluarga Karyasehat Tbk PT                           353,900       75,393       0.0%
   Pakuwon Jati Tbk PT                                     58,500,300    3,227,700       0.1%
   Perusahaan Gas Negara Persero Tbk                       13,675,600    2,678,753       0.1%
   Semen Indonesia Persero Tbk PT                           6,596,100    4,971,885       0.1%
*  Sinar Mas Agro Resources & Technology Tbk PT             1,116,500      385,801       0.0%
   Summarecon Agung Tbk PT                                 21,107,600    2,666,333       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
INDONESIA -- (Continued)
   Surya Citra Media Tbk PT                                10,406,100 $  2,113,381       0.0%
   Telekomunikasi Indonesia Persero Tbk PT                 39,175,700   12,648,802       0.3%
   Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR      196,768    6,392,992       0.1%
   Tower Bersama Infrastructure Tbk PT                      2,884,000    1,320,229       0.0%
   Unilever Indonesia Tbk PT                                2,121,800    7,230,608       0.1%
   United Tractors Tbk PT                                   5,132,496    8,490,335       0.2%
   Waskita Karya Persero Tbk PT                             6,283,179    1,261,156       0.0%
*  XL Axiata Tbk PT                                         7,703,800    1,298,921       0.0%
                                                                      ------------       ---
TOTAL INDONESIA                                                        165,036,560       3.3%
                                                                      ------------       ---
MALAYSIA -- (3.5%)
   Affin Holdings Bhd                                         871,200      456,626       0.0%
   Alliance Financial Group Bhd                             1,998,100    1,900,697       0.0%
   AMMB Holdings Bhd                                        5,557,859    5,564,744       0.1%
   Astro Malaysia Holdings Bhd                              2,488,700    1,691,110       0.0%
#  Axiata Group Bhd                                         3,906,251    4,579,762       0.1%
   Batu Kawan Bhd                                             105,400      460,047       0.0%
*  Berjaya Land Bhd                                            43,000        6,154       0.0%
   BIMB Holdings Bhd                                        1,143,255    1,199,452       0.0%
   Boustead Holdings Bhd                                      330,600      172,564       0.0%
   British American Tobacco Malaysia Bhd                      212,600    2,510,142       0.1%
   Bursa Malaysia Bhd                                          53,800      110,904       0.0%
#  CIMB Group Holdings Bhd                                  6,513,512    7,802,990       0.2%
   Dialog Group Bhd                                         4,981,118    1,839,137       0.0%
   DiGi.Com Bhd                                             5,805,020    6,961,651       0.1%
   Felda Global Ventures Holdings Bhd                         379,100      181,544       0.0%
   Gamuda Bhd                                               2,395,200    2,805,453       0.1%
   Genting Bhd                                              4,187,100    7,824,374       0.2%
   Genting Malaysia Bhd                                     3,837,600    4,355,264       0.1%
   Genting Plantations Bhd                                    325,000      851,915       0.0%
#  HAP Seng Consolidated Bhd                                1,066,700    1,981,807       0.0%
#  Hartalega Holdings Bhd                                   1,084,200    1,266,033       0.0%
   Hong Leong Bank Bhd                                      1,040,166    3,299,929       0.1%
   Hong Leong Financial Group Bhd                             744,483    2,789,031       0.1%
   IHH Healthcare Bhd                                       2,243,200    3,421,189       0.1%
   IJM Corp. Bhd                                            7,006,462    5,513,528       0.1%
   IOI Corp. Bhd                                            4,711,405    5,049,897       0.1%
   IOI Properties Group Bhd                                 2,441,943    1,423,041       0.0%
   Kuala Lumpur Kepong Bhd                                    504,800    2,882,141       0.1%
#  Lafarge Malaysia Bhd                                       659,480    1,272,405       0.0%
#  Malayan Banking Bhd                                      6,090,245   11,466,854       0.2%
#  Malaysia Airports Holdings Bhd                           1,492,441    2,356,728       0.1%
#  Maxis Bhd                                                2,881,400    4,093,381       0.1%
   MISC Bhd                                                 1,581,998    2,835,687       0.1%
#  MMC Corp. Bhd                                            1,978,300    1,127,971       0.0%
   Nestle Malaysia Bhd                                          3,400       63,502       0.0%
   Oriental Holdings Bhd                                       16,600       27,581       0.0%
#  Petronas Chemicals Group Bhd                             3,567,800    5,951,706       0.1%
   Petronas Dagangan Bhd                                      367,500    2,046,375       0.0%
   Petronas Gas Bhd                                           890,500    4,662,985       0.1%
   PPB Group Bhd                                              900,800    3,461,061       0.1%
   Public Bank Bhd                                          3,537,614   16,744,498       0.3%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                              SHARES     VALUE++    OF NET ASSETS**
                                                            ---------- ------------ ---------------
MALAYSIA -- (Continued)
   QL Resources Bhd                                            619,700 $    652,965       0.0%
   RHB Bank Bhd                                              1,537,905    1,770,876       0.0%
#* Sapurakencana Petroleum Bhd                              10,900,700    4,191,287       0.1%
   Sime Darby Bhd                                            3,639,627    7,107,728       0.2%
#  SP Setia Bhd Group                                        1,112,829      929,882       0.0%
   Sunway Bhd                                                1,710,000    1,271,750       0.0%
   Telekom Malaysia Bhd                                      1,435,664    2,236,746       0.1%
   Tenaga Nasional Bhd                                       4,375,250   14,949,608       0.3%
#  Top Glove Corp. Bhd                                         908,900    1,071,779       0.0%
#  UMW Holdings Bhd                                          1,515,766    2,147,316       0.1%
   United Plantations Bhd                                       61,000      405,525       0.0%
   Westports Holdings Bhd                                    1,509,000    1,586,510       0.0%
   YTL Corp. Bhd                                            16,425,686    6,227,716       0.1%
   YTL Power International Bhd                               3,177,547    1,158,472       0.0%
                                                                       ------------       ---
TOTAL MALAYSIA                                                          180,720,020       3.6%
                                                                       ------------       ---
MEXICO -- (5.0%)
#  Alfa S.A.B. de C.V. Class A                               8,197,783   12,439,152       0.3%
#  Alpek S.A.B. de C.V.                                        103,669      154,344       0.0%
   America Movil S.A.B. de C.V. Series L                    46,329,297   30,688,471       0.6%
   America Movil S.A.B. de C.V. Series L ADR                    22,528      296,018       0.0%
   Arca Continental S.A.B. de C.V.                             688,801    4,280,544       0.1%
*  Cemex S.A.B. de C.V.                                     10,756,423    9,304,667       0.2%
*  Cemex S.A.B. de C.V. Sponsored ADR                        1,691,964   14,686,248       0.3%
   Coca-Cola Femsa S.A.B. de C.V. Series L                     510,276    3,831,457       0.1%
#  Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                 36,634    2,747,916       0.1%
*  Corp Interamericana de Entretenimiento S.A.B. de C.V.
   Class B                                                       8,726        8,310       0.0%
#  El Puerto de Liverpool S.A.B. de C.V. Class C1              185,660    1,952,470       0.0%
#  Fomento Economico Mexicano S.A.B. de C.V.                 1,793,669   17,198,383       0.3%
   Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR      39,796    3,807,283       0.1%
#  Gruma S.A.B. de C.V. Class B                                541,859    7,532,302       0.2%
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR          15,027    1,452,059       0.0%
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B     469,811    4,538,780       0.1%
   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR           32,867    5,225,853       0.1%
#  Grupo Bimbo S.A.B. de C.V. Series A                       2,572,025    6,934,575       0.1%
#  Grupo Carso S.A.B. de C.V. Series A1                        924,248    4,039,092       0.1%
#  Grupo Elektra S.A.B. de C.V.                                 88,461    1,224,067       0.0%
#  Grupo Financiero Banorte S.A.B. de C.V. Class O           4,609,848   27,194,225       0.6%
   Grupo Financiero Inbursa S.A.B. de C.V. Class O           3,623,431    5,904,538       0.1%
#  Grupo Financiero Santander Mexico S.A.B. de C.V.
   Class B                                                   3,362,943    6,090,341       0.1%
   Grupo Financiero Santander Mexico S.A.B. de C.V.
     Class B ADR                                                64,027      579,444       0.0%
#  Grupo Lala S.A.B. de C.V.                                 1,018,201    1,893,538       0.0%
   Grupo Mexico S.A.B. de C.V. Series B                      6,058,822   14,873,781       0.3%
*  Grupo Qumma SA de C.V. Series B                               1,591           --       0.0%
#  Grupo Televisa S.A.B. Series CPO                          3,356,577   16,490,754       0.3%
   Grupo Televisa S.A.B. Sponsored ADR                         148,075    3,632,280       0.1%
#* Impulsora del Desarrollo y El Empleo en America Latina
   S.A.B. de C.V.                                            2,362,916    3,206,645       0.1%
#  Industrias Penoles S.A.B. de C.V.                           252,581    6,110,400       0.1%
#  Infraestructura Energetica Nova S.A.B. de C.V.              410,039    1,811,452       0.0%
   Kimberly-Clark de Mexico S.A.B. de C.V. Class A           2,348,560    5,060,941       0.1%
#* La Comer S.A.B. de C.V.                                     732,725      672,598       0.0%
   Megacable Holdings S.A.B. de C.V.                            89,863      328,910       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                              SHARES     VALUE++    OF NET ASSETS**
                                                            ---------- ------------ ---------------
MEXICO -- (Continued)
   Mexichem S.A.B. de C.V.                                   2,819,937 $  6,739,144       0.1%
*  Minera Frisco S.A.B. de C.V. Class A1                        10,368        8,053       0.0%
*  Organizacion Soriana S.A.B. de C.V. Class B               1,102,476    2,996,360       0.1%
   Promotora y Operadora de Infraestructura S.A.B. de C.V.     389,314    4,342,990       0.1%
*  Savia SA Class A                                            120,000           --       0.0%
#* Telesites S.A.B. de C.V.                                    156,246       90,105       0.0%
   Wal-Mart de Mexico S.A.B. de C.V.                         7,054,235   14,921,344       0.3%
                                                                       ------------       ---
TOTAL MEXICO                                                            255,289,834       5.1%
                                                                       ------------       ---
PERU -- (0.3%)
#  Cementos Pacasmayo SAA ADR                                   11,559      110,504       0.0%
*  Cia de Minas Buenaventura SAA ADR                           139,674    1,856,267       0.1%
   Credicorp, Ltd.                                              78,885   11,728,622       0.2%
   Grana y Montero SAA Sponsored ADR                            90,090      751,351       0.0%
                                                                       ------------       ---
TOTAL PERU                                                               14,446,744       0.3%
                                                                       ------------       ---
PHILIPPINES -- (1.7%)
   Aboitiz Equity Ventures, Inc.                             2,259,870    3,638,037       0.1%
   Aboitiz Power Corp.                                       2,462,500    2,332,467       0.1%
   Alliance Global Group, Inc.                               7,852,800    2,311,646       0.0%
   Ayala Corp.                                                 284,537    4,905,471       0.1%
   Ayala Land, Inc.                                          9,207,218    6,886,928       0.1%
   Bank of the Philippine Islands                            1,219,273    2,544,235       0.1%
   BDO Unibank, Inc.                                         2,525,651    5,882,134       0.1%
   DMCI Holdings, Inc.                                      10,645,700    2,745,081       0.1%
*  DoubleDragon Properties Corp.                               297,600      342,467       0.0%
   Emperador, Inc.                                           1,850,900      276,795       0.0%
   Energy Development Corp.                                 26,284,600    3,201,111       0.1%
*  Fwbc Holdings, Inc.                                       2,006,957           --       0.0%
   Globe Telecom, Inc.                                          54,925    2,020,157       0.0%
   GT Capital Holdings, Inc.                                   131,905    3,564,986       0.1%
   International Container Terminal Services, Inc.           1,287,400    2,066,847       0.0%
   JG Summit Holdings, Inc.                                  1,833,830    2,872,928       0.1%
   Jollibee Foods Corp.                                        695,840    3,417,295       0.1%
   LT Group, Inc.                                            4,344,100    1,295,103       0.0%
   Manila Electric Co.                                         348,700    1,988,999       0.0%
   Megaworld Corp.                                          23,849,800    1,976,890       0.0%
   Metro Pacific Investments Corp.                          24,178,700    3,600,509       0.1%
   Metropolitan Bank & Trust Co.                             1,097,655    1,843,383       0.0%
   Philippine National Bank                                    272,898      326,599       0.0%
   PLDT, Inc.                                                  100,220    3,162,770       0.1%
   PLDT, Inc. Sponsored ADR                                     50,043    1,591,367       0.0%
   Puregold Price Club, Inc.                                 1,510,400    1,271,475       0.0%
   Robinsons Land Corp.                                      3,988,000    2,549,273       0.1%
   Robinsons Retail Holdings, Inc.                             373,260      595,414       0.0%
   San Miguel Corp.                                          1,333,180    2,218,132       0.0%
   Security Bank Corp.                                         174,300      793,445       0.0%
   Semirara Mining & Power Corp.                               529,000    1,376,073       0.0%
   SM Investments Corp.                                        282,933    3,922,048       0.1%
   SM Prime Holdings, Inc.                                   8,486,110    4,712,141       0.1%
*  Top Frontier Investment Holdings, Inc.                       42,789      207,266       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
PHILIPPINES -- (Continued)
   Universal Robina Corp.                                  1,282,840 $ 4,820,629       0.1%
                                                                     -----------       ---
TOTAL PHILIPPINES                                                     87,260,101       1.7%
                                                                     -----------       ---
POLAND -- (1.4%)
*  Alior Bank SA                                             133,578   1,608,143       0.0%
   Bank Handlowy w Warszawie SA                               44,679     884,899       0.0%
*  Bank Millennium SA                                      1,019,364   1,500,308       0.0%
   Bank Pekao SA                                             121,618   3,753,628       0.1%
   Bank Zachodni WBK SA                                       50,450   4,076,453       0.1%
   Budimex SA                                                    505      26,203       0.0%
   CCC SA                                                     31,719   1,609,579       0.0%
*  Cyfrowy Polsat SA                                         393,451   2,431,604       0.1%
*  Enea SA                                                   208,986     535,338       0.0%
   Eurocash SA                                               127,351   1,289,754       0.0%
   Grupa Azoty SA                                             78,276   1,246,690       0.0%
*  Grupa Lotos SA                                            175,161   1,518,742       0.0%
   ING Bank Slaski SA                                         39,956   1,466,699       0.0%
   Kernel Holding SA                                           2,130      34,084       0.0%
   KGHM Polska Miedz SA                                      406,726   7,382,250       0.2%
#  LPP SA                                                      1,669   2,506,774       0.1%
*  mBank SA                                                   26,866   2,426,056       0.1%
   Orange Polska SA                                        1,116,971   1,594,730       0.0%
   PGE Polska Grupa Energetyczna SA                        2,683,831   7,031,896       0.2%
#  Polski Koncern Naftowy Orlen SA                           649,675  12,871,577       0.3%
   Polskie Gornictwo Naftowe i Gazownictwo SA              2,283,734   2,923,663       0.1%
   Powszechna Kasa Oszczednosci Bank Polski SA               964,323   6,755,305       0.1%
   Powszechny Zaklad Ubezpieczen SA                          808,411   5,613,023       0.1%
*  Synthos SA                                                889,961   1,077,153       0.0%
*  Tauron Polska Energia SA                                2,110,398   1,426,081       0.0%
                                                                     -----------       ---
TOTAL POLAND                                                          73,590,632       1.5%
                                                                     -----------       ---
RUSSIA -- (1.8%)
   Gazprom PJSC Sponsored ADR                              4,944,295  21,319,197       0.4%
*  Lenta, Ltd. GDR(BJ621Y903)                                 30,830     223,315       0.0%
*  Lenta, Ltd. GDR(52634T200)                                 44,277     321,451       0.0%
   Lukoil PJSC Sponsored ADR                                 257,005  12,501,317       0.3%
   Magnitogorsk Iron & Steel OJSC GDR                        197,103   1,294,772       0.0%
*  Mail.Ru Group, Ltd. GDR(B53NQB903)                         41,223     674,721       0.0%
*  Mail.Ru Group, Ltd. GDR(560317208)                         15,547     254,504       0.0%
   MegaFon PJSC GDR                                          139,778   1,331,248       0.0%
   MMC Norilsk Nickel PJSC ADR                               406,377   6,129,575       0.1%
   NOVATEK OJSC GDR                                           61,847   6,594,215       0.1%
   Novolipetsk Steel PJSC GDR                                123,601   2,003,137       0.0%
   PhosAgro PJSC GDR                                          74,421     922,751       0.0%
   Rosneft PJSC GDR                                          833,683   4,533,703       0.1%
   Rostelecom PJSC Sponsored ADR(B114RM901)                   78,867     579,822       0.0%
   Rostelecom PJSC Sponsored ADR(778529107)                    2,291      17,022       0.0%
   RusHydro PJSC ADR(782183404)                               12,131      15,164       0.0%
   RusHydro PJSC ADR(BYZ5W4903)                            1,329,772   1,619,697       0.0%
   Sberbank of Russia PJSC Sponsored ADR                   1,818,206  17,220,575       0.4%
   Severstal PJSC GDR                                        216,701   3,055,762       0.1%
   Tatneft PJSC Sponsored ADR                                259,605   8,664,911       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
RUSSIA -- (Continued)
   VTB Bank PJSC GDR(B1W7FX909)                            1,358,280 $ 2,838,930       0.1%
   VTB Bank PJSC GDR(46630Q202)                              130,253     272,750       0.0%
                                                                     -----------       ---
TOTAL RUSSIA                                                          92,388,539       1.8%
                                                                     -----------       ---
SOUTH AFRICA -- (7.9%)
#* African Bank Investments, Ltd.                            709,671         266       0.0%
*  Anglo American Platinum, Ltd.                             124,586   2,945,672       0.1%
*  AngloGold Ashanti, Ltd. Sponsored ADR                   1,637,102  22,493,782       0.5%
   Aspen Pharmacare Holdings, Ltd.                           447,818   9,755,540       0.2%
   AVI, Ltd.                                                 175,886   1,235,490       0.0%
   Barclays Africa Group, Ltd.                             1,084,401  12,583,876       0.3%
   Bid Corp., Ltd.                                           778,465  13,670,249       0.3%
#  Bidvest Group, Ltd. (The)                                 778,465   9,671,778       0.2%
*  Brait SE                                                  232,213   1,541,204       0.0%
   Capitec Bank Holdings, Ltd.                                88,443   4,489,657       0.1%
   Discovery, Ltd.                                           723,139   6,181,333       0.1%
   Distell Group, Ltd.                                        70,509     865,496       0.0%
   FirstRand, Ltd.                                         4,730,180  16,961,318       0.3%
   Gold Fields, Ltd. Sponsored ADR                         2,642,178  10,965,039       0.2%
*  Impala Platinum Holdings, Ltd.                            613,363   2,478,386       0.1%
   Imperial Holdings, Ltd.                                   618,348   7,810,163       0.2%
   Investec, Ltd.                                            841,341   5,181,579       0.1%
#* Kumba Iron Ore, Ltd.                                       96,985     987,664       0.0%
   Liberty Holdings, Ltd.                                    457,733   3,940,919       0.1%
   Life Healthcare Group Holdings, Ltd.                    2,602,500   6,952,846       0.1%
   MMI Holdings, Ltd.                                      3,545,776   5,939,670       0.1%
   Mondi, Ltd.                                               273,651   5,345,346       0.1%
   Mr. Price Group, Ltd.                                     545,010   6,209,039       0.1%
   MTN Group, Ltd.                                         2,516,919  21,739,475       0.4%
   Naspers, Ltd. Class N                                     370,571  62,063,317       1.2%
   Nedbank Group, Ltd.                                       634,489  10,385,957       0.2%
   Netcare, Ltd.                                           2,630,152   6,754,424       0.1%
   New Europe Property Investments P.L.C.                    103,926   1,280,834       0.0%
#  Pick n Pay Stores, Ltd.                                   473,477   2,319,845       0.0%
   Pioneer Foods Group, Ltd.                                 225,369   2,715,181       0.1%
   PSG Group, Ltd.                                           161,662   2,523,205       0.1%
   Sanlam, Ltd.                                            2,999,830  14,530,277       0.3%
*  Sappi, Ltd.                                             1,031,164   5,737,663       0.1%
   Sasol, Ltd.                                               130,693   3,609,086       0.1%
   Sasol, Ltd. Sponsored ADR                                 778,314  21,411,418       0.4%
   Shoprite Holdings, Ltd.                                   951,195  14,037,192       0.3%
   Sibanye Gold, Ltd.                                        118,491     329,614       0.0%
   Sibanye Gold, Ltd. Sponsored ADR                           89,285     999,992       0.0%
   SPAR Group, Ltd. (The)                                    284,382   4,031,925       0.1%
   Standard Bank Group, Ltd.                               2,023,352  21,478,453       0.4%
   Steinhoff International Holdings NV                     3,453,813  18,632,175       0.4%
   Telkom SA SOC, Ltd.                                       527,733   2,432,582       0.1%
   Tiger Brands, Ltd.                                        264,186   7,523,070       0.2%
#  Truworths International, Ltd.                             973,557   5,165,314       0.1%
   Tsogo Sun Holdings, Ltd.                                  311,671     708,637       0.0%
   Vodacom Group, Ltd.                                       520,334   5,613,856       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
SOUTH AFRICA -- (Continued)
   Woolworths Holdings, Ltd.                               1,765,305 $ 10,223,820       0.2%
                                                                     ------------       ---
TOTAL SOUTH AFRICA                                                    404,453,624       8.1%
                                                                     ------------       ---
SOUTH KOREA -- (14.3%)
   Amorepacific Corp.                                         38,725   12,132,491       0.2%
   AMOREPACIFIC Group                                         35,323    4,559,815       0.1%
#  BGF retail Co., Ltd.                                        5,475      831,439       0.0%
#  BNK Financial Group, Inc.                                 597,367    4,842,102       0.1%
#* Celltrion, Inc.                                            65,022    6,023,976       0.1%
   Cheil Worldwide, Inc.                                      73,456    1,087,227       0.0%
#  CJ CGV Co., Ltd.                                           16,235      960,400       0.0%
   CJ CheilJedang Corp.                                       16,081    4,905,925       0.1%
   CJ Corp.                                                   27,709    4,218,539       0.1%
   CJ E&M Corp.                                               19,443    1,185,985       0.0%
#* CJ Korea Express Corp.                                      4,508      791,525       0.0%
#* Com2uSCorp                                                  9,584      794,084       0.0%
   Coway Co., Ltd.                                            70,382    5,505,544       0.1%
   Cuckoo Electronics Co., Ltd.                                  304       35,027       0.0%
   Daelim Industrial Co., Ltd.                                45,910    3,271,689       0.1%
*  Daewoo Engineering & Construction Co., Ltd.               133,508      736,359       0.0%
*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.        165,407      647,606       0.0%
   DGB Financial Group, Inc.                                 246,269    2,062,896       0.0%
   Dongbu Insurance Co., Ltd.                                 80,628    5,001,632       0.1%
   Dongsuh Cos Inc.                                           21,475      508,868       0.0%
#  Dongwon Systems Corp.                                       3,309      161,357       0.0%
   Doosan Corp.                                               21,369    1,912,055       0.0%
#  Doosan Heavy Industries & Construction Co., Ltd.          102,105    2,329,559       0.1%
   E-MART, Inc.                                               28,588    4,053,781       0.1%
   Grand Korea Leisure Co., Ltd.                              38,572      731,917       0.0%
#  Green Cross Corp.                                           3,906      475,633       0.0%
#  Green Cross Holdings Corp.                                 18,294      354,361       0.0%
#* GS Engineering & Construction Corp.                        78,050    1,821,943       0.0%
   GS Holdings Corp.                                         140,420    6,247,082       0.1%
   GS Retail Co., Ltd.                                        21,329      908,485       0.0%
   Hana Financial Group, Inc.                                477,076   13,645,411       0.3%
   Hankook Tire Co., Ltd.                                    166,875    8,013,518       0.2%
#  Hanmi Pharm Co., Ltd.                                       3,458    1,091,833       0.0%
#  Hanmi Science Co., Ltd.                                     9,206      610,660       0.0%
   Hanon Systems                                             189,125    1,768,372       0.0%
#  Hanssem Co., Ltd.                                          12,225    1,893,352       0.0%
   Hanwha Chemical Corp.                                     126,292    2,973,494       0.1%
   Hanwha Corp.                                              104,017    3,387,666       0.1%
   Hanwha Life Insurance Co., Ltd.                           395,871    2,161,261       0.1%
   Hanwha Techwin Co., Ltd.                                   38,062    2,114,207       0.0%
#  Hite Jinro Co., Ltd.                                       45,529      875,106       0.0%
#  Hotel Shilla Co., Ltd.                                     38,111    1,906,306       0.0%
#  Hyosung Corp.                                              58,732    6,860,770       0.1%
   Hyundai Department Store Co., Ltd.                         23,924    2,454,341       0.1%
   Hyundai Development Co-Engineering & Construction          58,468    2,472,471       0.1%
*  Hyundai Elevator Co., Ltd.                                 10,664      521,169       0.0%
   Hyundai Engineering & Construction Co., Ltd.              140,523    5,075,775       0.1%
   Hyundai Glovis Co., Ltd.                                   23,344    3,533,601       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE++   OF NET ASSETS**
                                                           ------- ----------- ---------------
SOUTH KOREA -- (Continued)
   Hyundai Greenfood Co., Ltd.                              44,457 $   650,545       0.0%
#* Hyundai Heavy Industries Co., Ltd.                       68,236   8,653,710       0.2%
   Hyundai Home Shopping Network Corp.                       1,639     162,491       0.0%
   Hyundai Marine & Fire Insurance Co., Ltd.               158,591   4,895,287       0.1%
*  Hyundai Mipo Dockyard Co., Ltd.                             285      17,437       0.0%
   Hyundai Mobis Co., Ltd.                                  58,324  13,910,754       0.3%
   Hyundai Motor Co.                                       175,874  21,472,355       0.4%
   Hyundai Steel Co.                                       164,371   7,082,727       0.1%
   Hyundai Wia Corp.                                        27,791   1,906,535       0.0%
   Industrial Bank of Korea                                468,370   5,391,450       0.1%
#  Kakao Corp.                                              15,117   1,008,008       0.0%
   Kangwon Land, Inc.                                       95,731   3,172,696       0.1%
   KB Financial Group, Inc.                                441,762  16,352,604       0.3%
   KB Financial Group, Inc. ADR                            103,883   3,841,593       0.1%
   KB Insurance Co., Ltd.                                   90,026   2,275,165       0.1%
   KCC Corp.                                                 7,792   2,750,995       0.1%
   KEPCO Plant Service & Engineering Co., Ltd.              27,560   1,321,181       0.0%
   Kia Motors Corp.                                        293,465  10,420,566       0.2%
#  KIWOOM Securities Co., Ltd.                               2,995     173,545       0.0%
   Kolon Industries, Inc.                                   18,825   1,222,880       0.0%
#* Komipharm International Co., Ltd.                         7,839     264,830       0.0%
   Korea Aerospace Industries, Ltd.                         61,734   3,486,796       0.1%
   Korea Electric Power Corp.                              220,479   9,538,061       0.2%
   Korea Electric Power Corp. Sponsored ADR                 79,658   1,737,341       0.0%
   Korea Gas Corp.                                          40,921   1,653,977       0.0%
   Korea Investment Holdings Co., Ltd.                      61,753   2,210,996       0.1%
   Korea Kolmar Co., Ltd.                                   17,594   1,251,850       0.0%
   Korea Petrochemical Ind Co., Ltd.                           463      82,536       0.0%
   Korea Zinc Co., Ltd.                                      7,147   2,837,852       0.1%
*  Korean Air Lines Co., Ltd.                               93,709   2,619,458       0.1%
   Korean Reinsurance Co.                                   24,163     249,013       0.0%
#  KT Corp. Sponsored ADR                                   95,200   1,522,248       0.0%
   KT&G Corp.                                              132,438  13,062,375       0.3%
   Kumho Petrochemical Co., Ltd.                            20,929   1,278,891       0.0%
#* Kumho Tire Co., Inc.                                     61,742     553,609       0.0%
   LG Chem, Ltd.                                            42,069   9,035,578       0.2%
   LG Corp.                                                105,265   5,629,167       0.1%
   LG Display Co., Ltd.                                    363,272   8,685,696       0.2%
   LG Display Co., Ltd. ADR                                808,137   9,705,725       0.2%
#  LG Electronics, Inc.                                    217,266   9,057,238       0.2%
   LG Household & Health Care, Ltd.                         11,853   8,478,903       0.2%
   LG Innotek Co., Ltd.                                     35,915   2,446,460       0.1%
   LG Uplus Corp.                                          539,707   5,562,330       0.1%
#* Loen Entertainment, Inc.                                  7,273     427,836       0.0%
#  Lotte Chemical Corp.                                     21,296   5,350,669       0.1%
   Lotte Chilsung Beverage Co., Ltd.                           684     920,771       0.0%
#  Lotte Confectionery Co., Ltd.                             1,451     243,567       0.0%
#  Lotte Shopping Co., Ltd.                                 17,857   3,562,910       0.1%
   LS Corp.                                                 21,498   1,028,198       0.0%
   LS Industrial Systems Co., Ltd.                           6,817     232,939       0.0%
   Macquarie Korea Infrastructure Fund                     447,213   3,443,002       0.1%
#  Mando Corp.                                              11,458   2,678,995       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                           SHARES    VALUE++    OF NET ASSETS**
                                                           ------- ------------ ---------------
SOUTH KOREA -- (Continued)
#  Medy-Tox, Inc.                                            5,027 $  1,783,562       0.0%
   Meritz Financial Group, Inc.                             43,170      424,058       0.0%
#  Meritz Fire & Marine Insurance Co., Ltd.                 68,134      948,139       0.0%
#  Meritz Securities Co., Ltd.                             263,094      779,692       0.0%
   Mirae Asset Daewoo Co., Ltd.                            237,690    1,602,903       0.0%
   Mirae Asset Securities Co., Ltd.                         97,938    1,931,537       0.0%
   NAVER Corp.                                              33,801   25,288,736       0.5%
   NCSoft Corp.                                             12,507    2,889,227       0.1%
   NH Investment & Securities Co., Ltd.                    187,163    1,645,775       0.0%
#  NongShim Co., Ltd.                                        3,534      889,290       0.0%
#* OCI Co., Ltd.                                            27,861    2,195,726       0.1%
   Orion Corp.                                               4,535    2,830,440       0.1%
#  Ottogi Corp.                                                973      559,147       0.0%
#* Pan Ocean Co., Ltd.                                     118,418      372,603       0.0%
#  Paradise Co., Ltd.                                       26,633      302,002       0.0%
   POSCO                                                    44,452    9,249,236       0.2%
   POSCO Sponsored ADR                                      87,705    4,556,275       0.1%
#  Posco Daewoo Corp.                                       68,720    1,492,203       0.0%
   S-1 Corp.                                                16,277    1,314,228       0.0%
   S-Oil Corp.                                              52,028    3,555,471       0.1%
#  Samlip General Foods Co., Ltd.                            2,676      398,247       0.0%
   Samsung C&T Corp.                                        49,645    6,997,688       0.1%
   Samsung Card Co., Ltd.                                   43,815    1,844,596       0.0%
   Samsung Electro-Mechanics Co., Ltd.                      94,120    3,863,808       0.1%
   Samsung Electronics Co., Ltd.                            97,289  139,155,193       2.8%
   Samsung Electronics Co., Ltd. GDR                        52,509   36,940,669       0.7%
#* Samsung Engineering Co., Ltd.                            28,996      239,330       0.0%
   Samsung Fire & Marine Insurance Co., Ltd.                48,145   12,248,135       0.3%
#* Samsung Heavy Industries Co., Ltd.                      296,549    2,520,229       0.1%
   Samsung Life Insurance Co., Ltd.                         68,654    6,625,097       0.1%
   Samsung SDI Co., Ltd.                                    76,691    6,312,148       0.1%
   Samsung SDS Co., Ltd.                                    24,055    3,243,793       0.1%
   Samsung Securities Co., Ltd.                             72,006    2,165,622       0.1%
   Shinhan Financial Group Co., Ltd.                       347,482   13,292,638       0.3%
   Shinhan Financial Group Co., Ltd. ADR                    86,082    3,326,208       0.1%
   Shinsegae, Inc.                                           9,800    1,591,774       0.0%
   SK Chemicals Co., Ltd.                                   16,625      867,869       0.0%
   SK Holdings Co., Ltd.                                    43,857    8,555,660       0.2%
   SK Hynix, Inc.                                          705,494   25,233,135       0.5%
   SK Innovation Co., Ltd.                                  62,586    8,238,462       0.2%
   SK Materials Co., Ltd.                                    2,339      318,151       0.0%
   SK Networks Co., Ltd.                                   173,269      984,744       0.0%
   SK Telecom Co., Ltd.                                     17,011    3,334,696       0.1%
*  Ssangyong Cement Industrial Co., Ltd.                     9,472      132,748       0.0%
#* Taihan Electric Wire Co., Ltd.                           92,992      153,388       0.0%
   Woori Bank                                              543,488    5,923,004       0.1%
   Woori Bank Sponsored ADR                                  1,026       33,868       0.0%
   Young Poong Corp.                                           438      379,703       0.0%
#  Youngone Corp.                                           22,115      620,653       0.0%
   Yuhan Corp.                                               4,547      833,694       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
SOUTH KOREA -- (Continued)
#* Yungjin Pharmaceutical Co., Ltd.                            20,622 $    157,393       0.0%
                                                                      ------------      ----
TOTAL SOUTH KOREA                                                      727,123,549      14.5%
                                                                      ------------      ----
TAIWAN -- (15.0%)
#  Acer, Inc.                                               5,322,811    2,439,056       0.1%
#  Advanced Semiconductor Engineering, Inc.                12,317,929   14,473,311       0.3%
   Advantech Co., Ltd.                                        400,254    3,252,886       0.1%
   Airtac International Group                                 122,850      976,892       0.0%
   Asia Cement Corp.                                        4,279,758    3,731,274       0.1%
*  Asia Pacific Telecom Co., Ltd.                             139,000       44,624       0.0%
   Asustek Computer, Inc.                                     956,180    8,370,654       0.2%
#  AU Optronics Corp.                                      24,425,873    9,277,403       0.2%
   AU Optronics Corp. Sponsored ADR                           326,626    1,234,646       0.0%
#  Casetek Holdings, Ltd.                                     313,000    1,004,811       0.0%
#  Catcher Technology Co., Ltd.                             1,325,429   10,375,390       0.2%
   Cathay Financial Holding Co., Ltd.                       8,176,450   10,581,773       0.2%
#  Chailease Holding Co., Ltd.                              2,412,840    4,165,092       0.1%
   Chang Hwa Commercial Bank, Ltd.                          8,863,889    4,529,040       0.1%
   Cheng Shin Rubber Industry Co., Ltd.                     2,917,965    5,936,802       0.1%
   Chicony Electronics Co., Ltd.                            1,001,552    2,558,920       0.1%
   China Airlines, Ltd.                                     8,737,536    2,643,450       0.1%
   China Development Financial Holding Corp.               24,213,121    6,058,903       0.1%
   China Life Insurance Co., Ltd.                           5,929,344    5,465,453       0.1%
   China Motor Corp.                                          741,000      580,306       0.0%
   China Steel Corp.                                       15,093,932   10,901,856       0.2%
   Chipbond Technology Corp.                                1,082,000    1,493,657       0.0%
   Chunghwa Telecom Co., Ltd.                               1,608,000    5,506,053       0.1%
   Chunghwa Telecom Co., Ltd. Sponsored ADR                   246,757    8,426,751       0.2%
   Compal Electronics, Inc.                                 9,936,541    5,908,434       0.1%
   CTBC Financial Holding Co., Ltd.                        19,645,175   10,565,040       0.2%
   CTCI Corp.                                               1,008,000    1,479,204       0.0%
#  Cub Elecparts, Inc.                                         16,495      151,319       0.0%
   Delta Electronics, Inc.                                  2,347,486   12,358,519       0.3%
   E.Sun Financial Holding Co., Ltd.                       11,807,000    6,705,252       0.1%
#  Eclat Textile Co., Ltd.                                    253,336    2,870,559       0.1%
#  Ennoconn Corp.                                              52,000      824,005       0.0%
   Eternal Materials Co., Ltd.                              1,014,350    1,069,094       0.0%
   Eva Airways Corp.                                        6,056,740    2,915,796       0.1%
*  Evergreen Marine Corp. Taiwan, Ltd.                      3,219,261    1,202,301       0.0%
#  Far Eastern International Bank                             721,140      205,067       0.0%
   Far Eastern New Century Corp.                            5,821,085    4,504,026       0.1%
   Far EasTone Telecommunications Co., Ltd.                 2,601,000    6,146,459       0.1%
   Farglory Land Development Co., Ltd.                        644,393      740,661       0.0%
#  Feng TAY Enterprise Co., Ltd.                              460,424    1,920,486       0.0%
#  First Financial Holding Co., Ltd.                       17,788,124    9,317,908       0.2%
   Formosa Chemicals & Fibre Corp.                          3,220,518    9,561,732       0.2%
   Formosa International Hotels Corp.                           1,808       10,138       0.0%
   Formosa Petrochemical Corp.                              1,154,000    3,853,062       0.1%
   Formosa Plastics Corp.                                   3,720,153   10,053,166       0.2%
   Formosa Taffeta Co., Ltd.                                1,052,000      958,446       0.0%
#  Foxconn Technology Co., Ltd.                             1,790,627    5,190,691       0.1%
   Fubon Financial Holding Co., Ltd.                        8,611,233   12,184,100       0.3%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
TAIWAN -- (Continued)
   Giant Manufacturing Co., Ltd.                              342,506 $ 2,422,638       0.1%
   Ginko International Co., Ltd.                               45,000     419,606       0.0%
#  Gourmet Master Co., Ltd.                                    77,550     695,932       0.0%
   Hermes Microvision, Inc.                                    26,000   1,146,158       0.0%
#  Highwealth Construction Corp.                            1,922,190   2,846,719       0.1%
#  Hiwin Technologies Corp.                                   372,005   1,639,969       0.0%
#  Hon Hai Precision Industry Co., Ltd.                    17,267,653  46,642,722       0.9%
#  Hota Industrial Manufacturing Co., Ltd.                    223,000     931,940       0.0%
   Hotai Motor Co., Ltd.                                      322,000   3,740,380       0.1%
#* HTC Corp.                                                1,198,235   3,499,925       0.1%
   Hua Nan Financial Holdings Co., Ltd.                    12,337,007   6,264,826       0.1%
#  Innolux Corp.                                           27,802,241   9,359,006       0.2%
*  Inotera Memories, Inc.                                   7,543,000   7,054,041       0.2%
   Inventec Corp.                                           5,430,551   4,239,792       0.1%
#  Kenda Rubber Industrial Co., Ltd.                        1,082,377   1,653,329       0.0%
#  King Slide Works Co., Ltd.                                  81,000     992,132       0.0%
   King Yuan Electronics Co., Ltd.                          1,471,000   1,293,873       0.0%
   King's Town Bank Co., Ltd.                                 896,000     732,854       0.0%
   Kinsus Interconnect Technology Corp.                       683,000   1,576,130       0.0%
   Largan Precision Co., Ltd.                                 133,860  15,792,148       0.3%
   LCY Chemical Corp.                                         156,123     190,478       0.0%
   Lite-On Technology Corp.                                 4,896,410   7,019,495       0.1%
#  Makalot Industrial Co., Ltd.                               230,356     906,589       0.0%
   MediaTek, Inc.                                           1,387,995  10,520,864       0.2%
   Mega Financial Holding Co., Ltd.                        13,552,369   9,265,545       0.2%
*  Mercuries Life Insurance Co., Ltd.                         325,753     156,697       0.0%
#  Merida Industry Co., Ltd.                                  287,287   1,323,866       0.0%
   Micro-Star International Co., Ltd.                         831,000   2,390,619       0.1%
#  Nan Ya Plastics Corp.                                    4,281,599   8,891,698       0.2%
#  Nanya Technology Corp.                                     992,010   1,285,961       0.0%
   Nien Made Enterprise Co., Ltd.                             115,000   1,332,011       0.0%
#  Novatek Microelectronics Corp.                           1,179,000   4,414,388       0.1%
#* OBI Pharma, Inc.                                            69,000     721,068       0.0%
#  PChome Online, Inc.                                        114,006   1,237,891       0.0%
   Pegatron Corp.                                           5,311,345  14,302,267       0.3%
*  PharmaEssentia Corp.                                        57,000     293,297       0.0%
   Phison Electronics Corp.                                   200,000   1,415,742       0.0%
   Pou Chen Corp.                                           4,651,487   6,276,118       0.1%
   Powertech Technology, Inc.                               2,158,819   6,159,552       0.1%
#  Poya International Co., Ltd.                                70,550   1,025,578       0.0%
   President Chain Store Corp.                                831,831   6,215,127       0.1%
   Quanta Computer, Inc.                                    3,586,000   7,254,363       0.2%
   Realtek Semiconductor Corp.                                531,950   1,801,780       0.0%
*  Ruentex Development Co., Ltd.                            1,110,709   1,281,835       0.0%
#  Ruentex Industries, Ltd.                                   616,182     991,930       0.0%
#  ScinoPharm Taiwan, Ltd.                                    206,405     262,279       0.0%
#* Shin Kong Financial Holding Co., Ltd.                   15,207,656   3,295,992       0.1%
#  Silergy Corp.                                               36,000     524,511       0.0%
   Siliconware Precision Industries Co., Ltd.               2,123,637   3,212,068       0.1%
   Siliconware Precision Industries Co., Ltd. Sponsored
     ADR                                                       21,813     163,379       0.0%
#  Simplo Technology Co., Ltd.                                690,000   2,128,190       0.1%
   SinoPac Financial Holdings Co., Ltd.                    18,232,895   5,255,071       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
TAIWAN -- (Continued)
   St Shine Optical Co., Ltd.                                  11,000 $    231,177       0.0%
   Standard Foods Corp.                                       466,902    1,153,854       0.0%
   Synnex Technology International Corp.                    1,713,343    1,825,490       0.0%
   Taichung Commercial Bank Co., Ltd.                         159,669       45,458       0.0%
*  TaiMed Biologics, Inc.                                     103,000      646,731       0.0%
   Tainan Spinning Co., Ltd.                                  320,412      122,909       0.0%
   Taishin Financial Holding Co., Ltd.                     19,587,984    7,160,851       0.2%
   Taiwan Business Bank                                     8,318,140    2,101,058       0.1%
#  Taiwan Cement Corp.                                      6,207,720    7,435,423       0.2%
#  Taiwan Cooperative Financial Holding Co., Ltd.          13,145,581    5,761,418       0.1%
   Taiwan FamilyMart Co., Ltd.                                 89,000      628,772       0.0%
   Taiwan Fertilizer Co., Ltd.                              1,415,000    1,892,891       0.0%
#* Taiwan Glass Industry Corp.                              1,733,375      724,142       0.0%
   Taiwan Mobile Co., Ltd.                                  2,075,300    7,261,146       0.2%
   Taiwan Secom Co., Ltd.                                     362,670    1,039,684       0.0%
   Taiwan Semiconductor Manufacturing Co., Ltd.            25,188,808  151,166,887       3.0%
   Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR                                                    1,672,158   52,004,114       1.1%
#  Teco Electric and Machinery Co., Ltd.                    3,316,000    2,939,820       0.1%
   Tong Yang Industry Co., Ltd.                               327,000      760,889       0.0%
   Transcend Information, Inc.                                320,181      884,265       0.0%
   Tripod Technology Corp.                                    738,870    1,749,137       0.0%
#  Tung Thih Electronic Co., Ltd.                              82,000    1,196,403       0.0%
   Uni-President Enterprises Corp.                          7,340,033   14,181,292       0.3%
#  United Microelectronics Corp.                           38,130,000   14,192,139       0.3%
#  Vanguard International Semiconductor Corp.               1,671,000    3,401,967       0.1%
#  Voltronic Power Technology Corp.                            35,350      530,052       0.0%
   Walsin Lihwa Corp.                                       4,619,000    1,615,921       0.0%
   Wan Hai Lines, Ltd.                                      1,342,800      660,702       0.0%
#  Win Semiconductors Corp.                                   403,034    1,119,289       0.0%
   Winbond Electronics Corp.                                6,597,000    2,071,336       0.1%
   Wintek Corp.                                               604,760        6,575       0.0%
   Wistron Corp.                                            4,504,099    3,393,808       0.1%
   WPG Holdings, Ltd.                                       3,035,869    3,553,660       0.1%
   Yageo Corp.                                                981,579    1,975,474       0.0%
   Yuanta Financial Holding Co., Ltd.                      17,684,806    6,600,989       0.1%
   Yulon Motor Co., Ltd.                                    1,682,000    1,471,751       0.0%
   Zhen Ding Technology Holding, Ltd.                         947,700    2,155,907       0.1%
                                                                      ------------      ----
TOTAL TAIWAN                                                           764,848,218      15.3%
                                                                      ------------      ----
THAILAND -- (2.7%)
   Advanced Info Service PCL                                1,440,700    6,318,950       0.1%
   Airports of Thailand PCL                                   578,400    6,296,747       0.1%
   Bangchak Petroleum PCL (The)                               843,200      728,818       0.0%
   Bangkok Airways PCL                                        301,100      214,226       0.0%
   Bangkok Bank PCL(6077019)                                  241,500    1,100,629       0.0%
   Bangkok Bank PCL(6368360)                                  232,800    1,060,979       0.0%
   Bangkok Dusit Medical Services PCL Class F               6,818,900    4,442,344       0.1%
   Bangkok Life Assurance PCL                                 694,900      987,821       0.0%
   Banpu PCL                                                3,035,950    1,587,482       0.0%
   BEC World PCL                                            1,267,300      742,329       0.0%
   Berli Jucker PCL                                         2,625,400    3,957,135       0.1%
   BTS Group Holdings PCL                                   3,159,100      771,778       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
THAILAND -- (Continued)
   Bumrungrad Hospital PCL                                    402,600 $  2,105,173       0.1%
   Carabao Group PCL Class F                                   84,800      167,189       0.0%
   Central Pattana PCL                                      1,779,300    2,847,083       0.1%
   Central Plaza Hotel PCL                                  1,046,100    1,135,847       0.0%
   CH Karnchang PCL                                           680,200      573,352       0.0%
   Charoen Pokphand Foods PCL                               3,632,900    3,269,844       0.1%
   CP ALL PCL                                               4,313,700    7,487,886       0.2%
   Delta Electronics Thailand PCL                             656,900    1,473,438       0.0%
   Electricity Generating PCL                                 319,300    1,779,084       0.0%
   Energy Absolute PCL                                      1,783,800    1,439,884       0.0%
   Global Power Synergy Co., Ltd. Class F                     101,100      102,552       0.0%
   Glow Energy PCL                                            826,500    1,818,430       0.1%
   Group Lease PCL                                            361,700      475,411       0.0%
   Home Product Center PCL                                 10,007,413    2,888,060       0.1%
   Indorama Ventures PCL                                    3,391,500    2,834,527       0.1%
   Intouch Holdings PCL                                     1,446,700    2,190,874       0.1%
   IRPC PCL                                                13,474,400    1,840,350       0.1%
   Kasikornbank PCL(6888794)                                1,146,600    5,635,122       0.1%
   Kasikornbank PCL(6364766)                                  210,900    1,036,497       0.0%
   KCE Electronics PCL                                        431,000    1,379,299       0.0%
   Krung Thai Bank PCL                                      6,711,587    3,298,501       0.1%
   Land & Houses PCL(6581941)                               3,694,740      971,258       0.0%
   Land & Houses PCL(6581930)                                 790,000      207,672       0.0%
   Minor International PCL                                  2,391,770    2,631,135       0.1%
   MK Restaurants Group PCL                                   421,700      626,570       0.0%
   Pruksa Real Estate PCL                                   2,958,300    1,952,617       0.1%
   PTT Exploration & Production PCL(B1359J0)                2,414,655    5,743,840       0.1%
   PTT Exploration & Production PCL(B1359L2)                   65,409      155,591       0.0%
   PTT Global Chemical PCL                                  2,570,472    4,406,838       0.1%
   PTT PCL                                                  1,634,600   16,160,343       0.3%
   Ratchaburi Electricity Generating Holding PCL              824,700    1,178,227       0.0%
   Robinson Department Store PCL                              598,500      991,871       0.0%
   Siam Cement PCL (The)(6609928)                             230,100    3,287,378       0.1%
   Siam Cement PCL (The)(6609906)                             166,400    2,396,331       0.1%
   Siam City Cement PCL                                       163,213    1,347,769       0.0%
   Siam Commercial Bank PCL (The)                           1,140,966    4,678,295       0.1%
   Siam Global House PCL                                    1,111,898      489,270       0.0%
*  Thai Airways International PCL                           1,395,900    1,116,800       0.0%
   Thai Oil PCL                                             1,455,200    2,910,608       0.1%
   Thai Union Group PCL Class F                             2,705,940    1,677,803       0.0%
   Thanachart Capital PCL                                   1,044,400    1,178,764       0.0%
   TMB Bank PCL                                            24,158,000    1,449,584       0.0%
   Total Access Communication PCL(B1YWK08)                  1,459,300    1,303,039       0.0%
   Total Access Communication PCL(B231MK7)                    423,600      378,241       0.0%
   TPI Polene PCL                                          12,385,600      778,579       0.0%
   True Corp. PCL                                          27,648,131    5,332,520       0.1%
   TTW PCL                                                  2,370,300      711,141       0.0%
                                                                      ------------       ---
TOTAL THAILAND                                                         138,049,725       2.8%
                                                                      ------------       ---
TURKEY -- (1.5%)
   Akbank TAS                                               2,209,103    5,911,908       0.1%
   Anadolu Efes Biracilik Ve Malt Sanayii A.S.                282,261    1,725,236       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES      VALUE++     OF NET ASSETS**
                                                           --------- -------------- ---------------
TURKEY -- (Continued)
   Arcelik A.S.                                              540,990 $    3,574,144       0.1%
   Aselsan Elektronik Sanayi Ve Ticaret A.S.                 333,342      1,013,650       0.0%
   BIM Birlesik Magazalar A.S.                               342,629      5,585,568       0.1%
   Coca-Cola Icecek A.S.                                     113,782      1,287,257       0.0%
   Enka Insaat ve Sanayi A.S.                                547,496        836,202       0.0%
   Eregli Demir ve Celik Fabrikalari TAS                   3,425,354      4,657,460       0.1%
   Ford Otomotiv Sanayi A.S.                                 118,255      1,208,119       0.0%
   KOC Holding A.S.                                          753,593      3,143,289       0.1%
   Petkim Petrokimya Holding A.S.                          1,293,596      1,757,677       0.0%
   TAV Havalimanlari Holding A.S.                            282,373      1,160,880       0.0%
   Tofas Turk Otomobil Fabrikasi A.S.                        212,178      1,598,852       0.0%
   Tupras Turkiye Petrol Rafinerileri A.S.                   261,144      5,325,752       0.1%
*  Turk Hava Yollari AO                                    2,046,901      3,600,901       0.1%
   Turk Telekomunikasyon A.S.                                699,083      1,293,434       0.0%
   Turk Traktor ve Ziraat Makineleri A.S.                     25,657        666,305       0.0%
*  Turkcell Iletisim Hizmetleri A.S.                       1,142,611      3,684,341       0.1%
#* Turkcell Iletisim Hizmetleri A.S. ADR                      73,838        592,181       0.0%
   Turkiye Garanti Bankasi A.S.                            3,265,633      8,886,238       0.2%
   Turkiye Halk Bankasi A.S.                               1,181,282      3,592,609       0.1%
   Turkiye Is Bankasi Class C                              2,548,532      4,138,231       0.1%
   Turkiye Sinai Kalkinma Bankasi A.S.                        46,878         20,778       0.0%
   Turkiye Sise ve Cam Fabrikalari A.S.                    2,730,783      2,872,732       0.1%
   Turkiye Vakiflar Bankasi TAO Class D                    1,445,842      2,143,020       0.1%
   Ulker Biskuvi Sanayi A.S.                                 244,375      1,517,435       0.0%
*  Yapi ve Kredi Bankasi A.S.                              2,464,502      2,950,443       0.1%
                                                                     --------------      ----
TOTAL TURKEY                                                             74,744,642       1.5%
                                                                     --------------      ----
TOTAL COMMON STOCKS                                                   4,792,638,968      95.9%
                                                                     --------------      ----
PREFERRED STOCKS -- (3.2%)
BRAZIL -- (3.1%)
   Banco Bradesco SA                                       2,388,514     25,022,528       0.5%
   Braskem SA Class A                                         73,800        653,611       0.0%
*  Centrais Eletricas Brasileiras SA Class B                 303,700      2,602,192       0.1%
   Cia Brasileira de Distribuicao                            310,022      5,924,606       0.1%
*  Empresa Nacional de Comercio Redito e Participacoes SA        280          2,150       0.0%
   Gerdau SA                                                 836,068      2,886,425       0.1%
   Itau Unibanco Holding SA                                4,317,027     51,934,159       1.0%
   Lojas Americanas SA                                       899,139      5,830,882       0.1%
*  Petroleo Brasileiro SA                                  2,825,761     15,660,311       0.3%
*  Petroleo Brasileiro SA Sponsored ADR                    1,440,006     15,926,466       0.3%
   Suzano Papel e Celulose SA Class A                        798,971      2,818,425       0.1%
   Telefonica Brasil SA                                      465,063      6,728,261       0.1%
   Vale SA                                                 2,522,202     16,301,074       0.3%
   Vale SA Sponsored ADR                                     364,278      2,345,950       0.1%
                                                                     --------------      ----
TOTAL BRAZIL                                                            154,637,040       3.1%
                                                                     --------------      ----
CHILE -- (0.0%)
   Embotelladora Andina SA Class B                           113,824        461,858       0.0%
                                                                     --------------      ----
COLOMBIA -- (0.1%)
   Banco Davivienda SA                                       209,529      2,132,377       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES      VALUE++     OF NET ASSETS**
                                                           ---------- -------------- ---------------
COLOMBIA -- (Continued)
   Bancolombia SA                                              30,330 $      287,889        0.0%
   Grupo Argos SA                                              17,677        108,174        0.0%
   Grupo Aval Acciones y Valores SA                         4,185,719      1,726,196        0.0%
   Grupo de Inversiones Suramericana SA                       109,814      1,387,841        0.0%
                                                                      --------------      -----
TOTAL COLOMBIA                                                             5,642,477        0.1%
                                                                      --------------      -----
SOUTH KOREA -- (0.0%)
*  Hanwha Corp.                                                18,719        309,189        0.0%
                                                                      --------------      -----
TOTAL PREFERRED STOCKS                                                   161,050,564        3.2%
                                                                      --------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*  Samsung Heavy India Rights 11/08/2016                      184,122        415,149        0.0%
                                                                      --------------      -----
THAILAND -- (0.0%)
*  TPI Polene PCL Rights 12/30/16                              76,454             --        0.0%
                                                                      --------------      -----
TOTAL RIGHTS/WARRANTS                                                        415,149        0.0%
                                                                      --------------      -----
TOTAL INVESTMENT SECURITIES                                            4,954,104,681
                                                                      --------------

                                                                          VALUE+
                                                                      --------------
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@ DFA Short Term Investment Fund                        12,413,368    143,647,490        2.9%
                                                                      --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $4,047,616,277)                   $5,097,752,171      102.0%
                                                                      ==============      =====

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ----------------------------------------------------
                                                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                                           -------------- -------------- ------- --------------
Common Stocks
   Brazil                                                  $  293,310,552             --   --    $  293,310,552
   Chile                                                       36,556,767 $   37,055,760   --        73,612,527
   China                                                      123,639,714    631,103,019   --       754,742,733
   Colombia                                                    23,941,405             --   --        23,941,405
   Czech Republic                                                      --      9,825,802   --         9,825,802
   Egypt                                                          656,731      7,508,233   --         8,164,964
   Greece                                                              --     12,197,777   --        12,197,777
   Hungary                                                             --     19,420,220   --        19,420,220
   India                                                       32,757,639    586,713,161   --       619,470,800
   Indonesia                                                    6,392,992    158,643,568   --       165,036,560
   Malaysia                                                            --    180,720,020   --       180,720,020
   Mexico                                                     255,289,834             --   --       255,289,834
   Peru                                                        14,446,744             --   --        14,446,744
   Philippines                                                  1,591,367     85,668,734   --        87,260,101
   Poland                                                              --     73,590,632   --        73,590,632
   Russia                                                         880,891     91,507,648   --        92,388,539
   South Africa                                                55,870,231    348,583,393   --       404,453,624
   South Korea                                                 24,723,258    702,400,291   --       727,123,549
   Taiwan                                                      61,828,890    703,019,328   --       764,848,218
   Thailand                                                   138,049,725             --   --       138,049,725
   Turkey                                                         592,181     74,152,461   --        74,744,642
Preferred Stocks
   Brazil                                                     154,637,040             --   --       154,637,040
   Chile                                                               --        461,858   --           461,858
   Colombia                                                     5,642,477             --   --         5,642,477
   South Korea                                                    309,189             --   --           309,189
Rights/Warrants
   Australia                                                           --        415,149   --           415,149
   Thailand                                                            --             --   --                --
Securities Lending Collateral                                          --    143,647,490   --       143,647,490
                                                                (265,685)             --   --         (265,685)
Futures Contracts**                                        -------------- --------------   --    --------------
TOTAL                                                      $1,230,851,942 $3,866,634,544   --    $5,097,486,486
                                                           ============== ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                            --------- ----------- ---------------
COMMON STOCKS -- (87.8%)
ARGENTINA -- (0.0%)
   Ferrum SA de Ceramica y Metalurgia                               1 $         1       0.0%
                                                                      -----------       ---
BRAZIL -- (8.3%)
   AES Tiete Energia SA(BZ8W2L7)                            1,884,997   9,767,497       0.2%
   AES Tiete Energia SA(BZ8W2J5)                                  878         965       0.0%
   Aliansce Shopping Centers SA(B23FNB7)                      829,841   4,362,385       0.1%
*  Aliansce Shopping Centers SA(BDCWJC9)                      210,154   1,115,949       0.0%
   Alupar Investimento SA                                     977,370   5,689,077       0.1%
   Arezzo Industria e Comercio SA                             462,835   4,287,604       0.1%
*  B2W Cia Digital                                          1,191,925   5,855,073       0.1%
*  BR Malls Participacoes SA                                6,998,232  28,019,237       0.5%
*  Brasil Brokers Participacoes SA                          1,971,711   1,111,867       0.0%
   BrasilAgro--Co. Brasileira de Propriedades Agricolas       105,400     342,088       0.0%
   CETIP SA--Mercados Organizados                             945,300  13,288,099       0.3%
   Cia de Saneamento de Minas Gerais-COPASA                   884,392   9,231,811       0.2%
   Cia Energetica de Minas Gerais                              74,874     227,531       0.0%
   Cia Hering                                               1,570,736   9,526,770       0.2%
   Cia Paranaense de Energia                                  139,600   1,034,317       0.0%
   Cia Paranaense de Energia Sponsored ADR                    127,664   1,456,646       0.0%
*  Cia Siderurgica Nacional SA                              5,779,408  19,445,752       0.4%
   CVC Brasil Operadora e Agencia de Viagens SA               259,586   1,992,436       0.0%
   Cyrela Brazil Realty SA Empreendimentos e Participacoes  2,879,534   9,697,679       0.2%
   Cyrela Commercial Properties SA Empreendimentos e
     Participacoes                                             41,900     135,860       0.0%
   Dimed SA Distribuidora da Medicamentos                       1,100     173,336       0.0%
   Direcional Engenharia SA                                 1,155,409   1,998,076       0.0%
   Duratex SA                                               3,935,733  10,628,452       0.2%
*  EcoRodovias Infraestrutura e Logistica SA                2,803,107   8,316,235       0.2%
   EDP--Energias do Brasil SA                               3,450,314  16,592,205       0.3%
   Embraer SA                                                 169,327     909,761       0.0%
   Embraer SA ADR                                              82,167   1,757,552       0.0%
   Equatorial Energia SA                                    2,273,758  40,560,082       0.7%
   Estacio Participacoes SA                                 3,477,890  20,167,840       0.4%
   Eternit SA                                               1,412,878     686,078       0.0%
   Even Construtora e Incorporadora SA                      3,172,688   4,413,137       0.1%
   Ez Tec Empreendimentos e Participacoes SA                  728,146   3,770,758       0.1%
   Fleury SA                                                  899,506  11,906,055       0.2%
   Fras-Le SA                                                  37,875      51,971       0.0%
   GAEC Educacao SA                                           255,600   1,081,015       0.0%
   Gafisa SA                                                2,712,700   2,090,615       0.0%
#  Gafisa SA ADR                                            1,055,947   1,647,277       0.0%
   Gerdau SA                                                  105,200     266,955       0.0%
#* Gol Linhas Aereas Inteligentes SA ADR                        7,677     188,857       0.0%
   Grendene SA                                              1,007,117   6,190,362       0.1%
   Guararapes Confeccoes SA                                    86,600   1,791,144       0.0%
   Helbor Empreendimentos SA(B28RS68)                       1,533,793     975,439       0.0%
*  Helbor Empreendimentos SA(BD87RD5)                         415,131     258,807       0.0%
   Iguatemi Empresa de Shopping Centers SA                    887,237   8,380,387       0.2%
*  Industria de Bebidas Antarctica Polar SA                    23,000          --       0.0%
*  International Meal Co. Alimentacao SA                      598,794   1,104,917       0.0%
   Iochpe Maxion SA                                         1,009,884   5,125,351       0.1%
*  JHSF Participacoes SA                                      680,347     370,866       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
BRAZIL -- (Continued)
*  Joao Fortes Engenharia SA                                  66,552 $    39,093       0.0%
   JSL SA                                                    685,800   2,513,741       0.1%
   Kepler Weber SA                                           135,346     799,271       0.0%
   Light SA                                                  706,107   3,882,261       0.1%
   Linx SA                                                   752,436   4,478,786       0.1%
   Localiza Rent a Car SA                                  1,649,975  20,485,122       0.4%
*  Log-in Logistica Intermodal SA                             34,830      38,300       0.0%
*  LPS Brasil Consultoria de Imoveis SA                      539,479     667,588       0.0%
   M Dias Branco SA                                          179,100   7,648,221       0.1%
*  Magazine Luiza SA                                           2,100      60,829       0.0%
*  Magnesita Refratarios SA                                  417,091   2,960,927       0.1%
   Mahle-Metal Leve SA                                       587,976   4,076,412       0.1%
*  Marcopolo SA                                               14,800      11,545       0.0%
*  Marfrig Global Foods SA                                 4,269,929   7,611,496       0.1%
*  Marisa Lojas SA                                           557,320   1,353,142       0.0%
*  Mills Estruturas e Servicos de Engenharia SA              966,926   1,511,579       0.0%
*  Minerva SA                                              1,356,769   4,297,285       0.1%
   MRV Engenharia e Participacoes SA                       3,532,380  13,678,013       0.3%
   Multiplan Empreendimentos Imobiliarios SA                 592,100  11,899,503       0.2%
   Multiplus SA                                              513,484   6,962,277       0.1%
   Natura Cosmeticos SA                                       56,618     543,831       0.0%
   Odontoprev SA                                           2,908,696  10,934,947       0.2%
   Paranapanema SA                                         1,636,856     882,015       0.0%
   Porto Seguro SA                                           196,943   1,867,627       0.0%
   Portobello SA                                             296,400     236,786       0.0%
*  Profarma Distribuidora de Produtos Farmaceuticos SA        13,100      43,092       0.0%
*  Prumo Logistica SA                                        178,678     408,631       0.0%
   QGEP Participacoes SA                                   1,081,894   1,870,945       0.0%
   Qualicorp SA                                            2,415,505  15,543,381       0.3%
*  Restoque Comercio e Confeccoes de Roupas SA               862,054   1,050,561       0.0%
   Rodobens Negocios Imobiliarios SA                         136,138     221,779       0.0%
*  Rumo Logistica Operadora Multimodal SA                  6,787,474  15,182,508       0.3%
   Santos Brasil Participacoes SA                          2,646,940   2,504,310       0.1%
   Sao Carlos Empreendimentos e Participacoes SA              55,059     518,334       0.0%
   Sao Martinho SA                                           661,862  13,181,255       0.3%
   Ser Educacional SA                                        204,700   1,325,548       0.0%
   SLC Agricola SA                                           615,913   3,050,622       0.1%
   Smiles SA                                                 505,800   9,231,801       0.2%
   Sonae Sierra Brasil SA                                    274,146   1,648,140       0.0%
   Sul America SA                                          2,810,065  16,964,268       0.3%
   T4F Entretenimento SA                                      23,200      40,774       0.0%
*  Technos SA                                                221,800     330,754       0.0%
   Tecnisa SA                                              1,449,752   1,121,832       0.0%
   Totvs SA                                                1,287,326  11,679,501       0.2%
   TPI--Triunfo Participacoes e Investimentos SA             264,501     294,166       0.0%
   Transmissora Alianca de Energia Eletrica SA             1,918,518  12,471,569       0.2%
*  Usinas Siderurgicas de Minas Gerais SA                     42,600     117,711       0.0%
   Valid Solucoes e Servicos de Seguranca em Meios de
     Pagamento e Identificacao SA                            735,887   6,895,483       0.1%
   Via Varejo SA(B7VY430)                                    205,862     241,849       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
BRAZIL -- (Continued)
   Via Varejo SA(BGSHPP4)                                     747,214 $  2,141,920       0.1%
                                                                      ------------       ---
TOTAL BRAZIL                                                           505,513,504       9.2%
                                                                      ------------       ---
CHILE -- (1.6%)
   AES Gener SA                                               529,923      180,431       0.0%
   Banmedica SA                                             1,756,381    3,689,436       0.1%
   Besalco SA                                               2,277,748    1,037,504       0.0%
   CAP SA                                                     841,205    5,901,864       0.1%
   Cementos BIO BIO SA                                        352,724      338,278       0.0%
*  Cia Sud Americana de Vapores SA                         75,796,054    1,553,321       0.0%
   Clinica LAS Condes SA                                          349       21,702       0.0%
   Cristalerias de Chile SA                                   130,323    1,326,597       0.0%
#  Embotelladora Andina SA Class B ADR                         40,562      976,733       0.0%
*  Empresa Nacional de Telecomunicaciones SA                  701,894    7,528,721       0.2%
*  Empresas AquaChile SA                                    1,281,212      648,487       0.0%
   Empresas Hites SA                                        1,108,722      851,807       0.0%
*  Empresas La Polar SA                                     7,076,826      315,782       0.0%
   Engie Energia Chile SA                                   5,731,371   10,171,435       0.2%
   Enjoy SA                                                 1,143,197      129,537       0.0%
   Forus SA                                                   831,953    2,982,875       0.1%
   Grupo Security SA                                        2,457,066      861,988       0.0%
   Inversiones Aguas Metropolitanas SA                      4,130,206    7,519,982       0.1%
   Inversiones La Construccion SA                             266,530    3,261,581       0.1%
   Itau CorpBanca                                          26,952,228      244,162       0.0%
   Masisa SA                                               14,414,781    1,060,158       0.0%
*  Multiexport Foods SA                                     3,644,198    1,098,553       0.0%
   Parque Arauco SA                                         7,641,107   18,948,786       0.4%
   PAZ Corp. SA                                             1,298,993    1,058,656       0.0%
   Ripley Corp. SA                                          9,264,270    5,793,404       0.1%
   Salfacorp SA                                             2,439,074    1,982,122       0.0%
   Sigdo Koppers SA                                           743,543    1,024,385       0.0%
   Sociedad Matriz SAAM SA                                 35,610,494    3,030,522       0.1%
   Socovesa SA                                              2,895,998      922,821       0.0%
   Sonda SA                                                 2,346,093    4,852,422       0.1%
*  Tech Pack SA                                               153,812       82,316       0.0%
   Vina Concha y Toro SA                                    5,623,245    9,803,867       0.2%
#  Vina Concha y Toro SA Sponsored ADR                          2,025       71,442       0.0%
                                                                      ------------       ---
TOTAL CHILE                                                             99,271,677       1.8%
                                                                      ------------       ---
CHINA -- (12.5%)
   361 Degrees International, Ltd.                          5,670,000    2,128,677       0.1%
*  500.com, Ltd. Class A ADR                                    2,800       47,432       0.0%
   Agile Group Holdings, Ltd.                              11,207,500    6,212,672       0.1%
   Ajisen China Holdings, Ltd.                              3,968,000    1,779,530       0.0%
   AMVIG Holdings, Ltd.                                     2,508,000      843,365       0.0%
   Anhui Expressway Co., Ltd. Class H                       2,770,000    2,231,723       0.1%
#* Anton Oilfield Services Group                            7,638,000    1,018,951       0.0%
*  Anxin-China Holdings, Ltd.                              16,347,000      152,182       0.0%
*  Art Group Holdings, Ltd.                                   160,000       23,101       0.0%
#  Asia Cement China Holdings Corp.                         2,769,000      688,112       0.0%
*  Asian Citrus Holdings, Ltd.                              2,314,000      179,020       0.0%
   Ausnutria Dairy Corp., Ltd.                                 63,000       23,550       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                            ---------- ---------- ---------------
CHINA -- (Continued)
*  AVIC International Holding HK, Ltd.                       6,260,000 $  402,030       0.0%
   AVIC International Holdings, Ltd. Class H                 1,800,000  1,014,083       0.0%
   Bank of Chongqing Co., Ltd. Class H                       1,768,000  1,416,692       0.0%
#* Baoxin Auto Group, Ltd.                                   1,292,992    421,081       0.0%
   Baoye Group Co., Ltd. Class H                             1,758,000  1,358,950       0.0%
   Beijing Capital International Airport Co., Ltd. Class H     576,000    602,828       0.0%
   Beijing Capital Land, Ltd. Class H                        8,562,500  3,295,330       0.1%
#* Beijing Development HK, Ltd.                                 55,000     10,523       0.0%
*  Beijing Enterprises Medical & Health Group, Ltd.          2,574,000    149,027       0.0%
   Beijing Jingneng Clean Energy Co., Ltd. Class H           9,590,000  2,908,609       0.1%
#  Beijing North Star Co., Ltd. Class H                      7,328,000  2,463,503       0.1%
#* Beijing Properties Holdings, Ltd.                         5,990,000    292,799       0.0%
   Beijing Urban Construction Design & Development Group
     Co., Ltd. Class H                                       1,368,000    943,060       0.0%
   Best Pacific International Holdings, Ltd.                 1,020,000    842,342       0.0%
   Besunyen Holdings Co., Ltd.                               1,155,000     83,263       0.0%
   Billion Industrial Holdings, Ltd.                            26,000     16,022       0.0%
#* Biostime International Holdings, Ltd.                     1,318,000  3,233,602       0.1%
*  Bitauto Holdings, Ltd. ADR                                    4,000    102,120       0.0%
#  Bloomage Biotechnology Corp., Ltd.                          962,500  1,609,218       0.0%
#  Boer Power Holdings, Ltd.                                 2,034,000    815,103       0.0%
*  Bolina Holding Co., Ltd.                                  1,090,000     67,434       0.0%
   Bosideng International Holdings, Ltd.                    19,500,000  1,757,066       0.0%
#* Boyaa Interactive International, Ltd.                     1,505,000    876,274       0.0%
   Brilliant Circle Holdings International, Ltd.               250,000     38,611       0.0%
#  Broad Greenstate International Co., Ltd.                  3,780,000    618,215       0.0%
#  BYD Electronic International Co., Ltd.                    4,498,315  3,539,208       0.1%
   C C Land Holdings, Ltd.                                   9,267,343  2,461,247       0.1%
#* C.banner International Holdings, Ltd.                     2,382,000    656,215       0.0%
   Cabbeen Fashion, Ltd.                                     1,097,000    286,918       0.0%
#  Canvest Environmental Protection Group Co., Ltd.          1,290,000    581,324       0.0%
#* Capital Environment Holdings, Ltd.                        2,122,000     73,646       0.0%
#* CAR, Inc.                                                 3,094,000  3,138,499       0.1%
   Carrianna Group Holdings Co., Ltd.                        1,855,257    174,728       0.0%
   CECEP COSTIN New Materials Group, Ltd.                    4,494,000    347,674       0.0%
   Central China Real Estate, Ltd.                           5,006,626  1,093,181       0.0%
#  Central China Securities Co., Ltd. Class H                4,368,000  2,247,839       0.1%
   Century Sunshine Group Holdings, Ltd.                    11,680,000    406,154       0.0%
*  CGN Meiya Power Holdings Co., Ltd.                        4,916,000    713,262       0.0%
   Changshouhua Food Co., Ltd.                               1,773,000    913,339       0.0%
   Chaowei Power Holdings, Ltd.                              3,882,000  3,460,811       0.1%
*  Cheetah Mobile, Inc. ADR                                      4,578     48,985       0.0%
*  Chigo Holding, Ltd.                                      21,682,000    306,962       0.0%
#  China Aerospace International Holdings, Ltd.             14,712,500  1,891,711       0.0%
*  China Agri-Industries Holdings, Ltd.                     14,885,800  5,817,350       0.1%
#  China All Access Holdings, Ltd.                           5,236,000  1,672,519       0.0%
*  China Animal Healthcare, Ltd.                             3,671,000    461,505       0.0%
   China Animation Characters Co., Ltd.                      1,348,000    535,338       0.0%
   China Aoyuan Property Group, Ltd.                         8,587,000  2,019,630       0.1%
   China BlueChemical, Ltd. Class H                         11,684,000  2,258,540       0.1%
*  China City Infrastructure Group, Ltd.                     1,220,000     73,922       0.0%
#* China City Railway Transportation Technology Holdings
   Co., Ltd.                                                 1,308,000    269,060       0.0%
   China Communications Services Corp., Ltd. Class H        10,930,000  6,485,285       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
CHINA -- (Continued)
*  China Datang Corp. Renewable Power Co., Ltd. Class H    14,673,000 $1,340,192       0.0%
#  China Dongxiang Group Co., Ltd.                         19,924,985  3,899,661       0.1%
*  China Dredging Environment Protection Holdings, Ltd.     2,546,000    139,090       0.0%
#* China Dynamics Holdings, Ltd.                            7,950,000    292,239       0.0%
#  China Electronics Corp. Holdings Co., Ltd.               3,084,000    741,952       0.0%
*  China Energine International Holdings, Ltd.              3,236,000    249,595       0.0%
*  China Environmental Technology and Bioenergy Holdings,
   Ltd.                                                     4,650,000     80,235       0.0%
   China Everbright, Ltd.                                   2,494,000  4,877,160       0.1%
#* China Fiber Optic Network System Group, Ltd.             9,639,999    870,086       0.0%
   China Financial Services Holdings, Ltd.                  5,582,000    467,489       0.0%
   China Foods, Ltd.                                        5,710,000  2,523,650       0.1%
*  China Glass Holdings, Ltd.                               4,522,000    523,805       0.0%
*  China Grand Pharmaceutical and Healthcare Holdings,
   Ltd. Class A                                               424,000     88,390       0.0%
   China Greenfresh Group Co., Ltd.                           108,000     52,299       0.0%
#* China Hanking Holdings, Ltd.                             1,522,000    194,277       0.0%
   China Harmony New Energy Auto Holding, Ltd.              5,680,000  2,624,779       0.1%
*  China High Precision Automation Group, Ltd.              1,289,000     38,019       0.0%
#  China High Speed Transmission Equipment Group Co., Ltd.  6,761,000  6,990,363       0.1%
*  China Huiyuan Juice Group, Ltd.                          4,985,500  1,842,018       0.0%
*  China ITS Holdings Co., Ltd.                             3,835,412    286,026       0.0%
   China Jinmao Holdings Group, Ltd.                       24,472,300  6,747,928       0.1%
   China Lesso Group Holdings, Ltd.                         7,312,000  5,352,720       0.1%
   China Lilang, Ltd.                                       3,176,000  1,789,244       0.0%
*  China Longevity Group Co., Ltd.                          1,076,350     35,668       0.0%
*  China LotSynergy Holdings, Ltd.                         27,340,000  1,106,989       0.0%
#* China Lumena New Materials Corp.                        14,530,000         --       0.0%
   China Machinery Engineering Corp. Class H                4,721,000  2,829,041       0.1%
#  China Maple Leaf Educational Systems, Ltd.               3,156,000  2,212,226       0.1%
   China Medical System Holdings, Ltd.                      2,337,500  3,650,236       0.1%
#  China Merchants Land, Ltd.                               8,202,000  1,160,314       0.0%
#* China Metal Recycling Holdings, Ltd.                     2,401,686         --       0.0%
#* China Modern Dairy Holdings, Ltd.                       14,076,000  3,061,564       0.1%
#  China National Building Material Co., Ltd. Class H      18,620,000  8,496,814       0.2%
   China National Materials Co., Ltd. Class H               8,021,000  1,815,517       0.0%
#* China New Town Development Co., Ltd.                     7,978,148    399,549       0.0%
#  China NT Pharma Group Co., Ltd.                          4,142,500    958,957       0.0%
#* China Oil & Gas Group, Ltd.                             30,878,000  2,343,277       0.1%
*  China Outfitters Holdings, Ltd.                             24,000      1,206       0.0%
*  China Overseas Grand Oceans Group, Ltd.                  6,238,500  2,290,680       0.1%
#  China Pioneer Pharma Holdings, Ltd.                      2,285,000    734,916       0.0%
#  China Power International Development, Ltd.             18,203,000  6,619,423       0.1%
#  China Power New Energy Development Co., Ltd.             3,097,499  1,876,065       0.0%
*  China Properties Group, Ltd.                             2,640,000    644,378       0.0%
#* China Rare Earth Holdings, Ltd.                         11,056,799    796,730       0.0%
#  China Resources Cement Holdings, Ltd.                   12,270,000  4,954,621       0.1%
*  China Ruifeng Renewable Energy Holdings, Ltd.            2,512,000    323,889       0.0%
#  China Sanjiang Fine Chemicals Co., Ltd.                  3,493,000    978,588       0.0%
   China SCE Property Holdings, Ltd.                        8,549,200  2,611,437       0.1%
#* China Shanshui Cement Group, Ltd.                       11,268,000  2,960,855       0.1%
#* China Shengmu Organic Milk, Ltd.                         4,920,000  1,541,554       0.0%
   China Shineway Pharmaceutical Group, Ltd.                2,396,200  2,462,265       0.1%
#  China Silver Group, Ltd.                                 4,478,000    879,491       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
CHINA -- (Continued)
#  China Singyes Solar Technologies Holdings, Ltd.          4,032,040 $1,920,068       0.0%
#  China South City Holdings, Ltd.                         18,334,000  4,056,680       0.1%
*  China Starch Holdings, Ltd.                              5,040,000    109,619       0.0%
#  China Suntien Green Energy Corp., Ltd. Class H          10,975,000  1,466,977       0.0%
*  China Taifeng Beddings Holdings, Ltd.                    1,336,000     34,883       0.0%
#  China Tian Lun Gas Holdings, Ltd.                        1,095,000    984,756       0.0%
#  China Traditional Chinese Medicine Holdings Co., Ltd.   10,888,000  5,563,380       0.1%
#  China Travel International Investment Hong Kong, Ltd.   15,263,900  4,398,439       0.1%
*  China Vanadium Titano--Magnetite Mining Co., Ltd.        3,680,000    151,249       0.0%
   China Vast Industrial Urban Development Co., Ltd.          225,000     91,383       0.0%
#  China Water Affairs Group, Ltd.                          7,176,000  5,197,654       0.1%
#* China Water Industry Group, Ltd.                         3,428,000    583,090       0.0%
#* China Yurun Food Group, Ltd.                             9,742,000  1,553,291       0.0%
#  China ZhengTong Auto Services Holdings, Ltd.             6,284,000  2,013,116       0.0%
#  China Zhongwang Holdings, Ltd.                           8,531,200  3,938,523       0.1%
#* Chinasoft International, Ltd.                           12,224,000  5,740,648       0.1%
*  Chinese People Holdings Co., Ltd.                        1,855,709     32,658       0.0%
   Chongqing Machinery & Electric Co., Ltd. Class H         7,968,000    942,721       0.0%
*  Chu Kong Petroleum & Natural Gas Steel Pipe Holdings,
   Ltd.                                                     2,662,000    377,244       0.0%
   Chu Kong Shipping Enterprise Group Co., Ltd.               144,000     39,652       0.0%
   CIFI Holdings Group Co., Ltd.                           12,232,000  3,598,357       0.1%
#  CIMC Enric Holdings, Ltd.                                3,876,000  1,619,433       0.0%
*  CITIC Dameng Holdings, Ltd.                              3,492,000    191,129       0.0%
#* CITIC Resources Holdings, Ltd.                          17,098,600  2,133,754       0.1%
#  Citychamp Watch & Jewellery Group, Ltd.                 11,880,000  3,272,977       0.1%
   Clear Media, Ltd.                                          298,000    291,837       0.0%
*  Coastal Greenland, Ltd.                                  5,286,000    158,502       0.0%
#* Cogobuy Group                                            2,416,000  3,762,858       0.1%
#  Colour Life Services Group Co., Ltd.                       812,000    588,579       0.0%
   Comba Telecom Systems Holdings, Ltd.                     8,717,338  1,545,644       0.0%
*  Comtec Solar Systems Group, Ltd.                         4,958,000    232,915       0.0%
#  Concord New Energy Group, Ltd.                          28,974,964  1,450,704       0.0%
   Consun Pharmaceutical Group, Ltd.                        1,664,000    968,344       0.0%
*  Coolpad Group, Ltd.                                     21,096,800  3,667,738       0.1%
#  Cosco International Holdings, Ltd.                       2,919,000  1,353,726       0.0%
#  COSCO SHIPPING Ports, Ltd.                               4,371,172  4,333,622       0.1%
*  Coslight Technology International Group Co., Ltd.          522,000    375,224       0.0%
#  Cosmo Lady China Holdings Co., Ltd.                      3,346,000  1,366,377       0.0%
   CP Pokphand Co., Ltd.                                   36,472,594  4,650,427       0.1%
   CPMC Holdings, Ltd.                                      2,624,000  1,370,568       0.0%
#  CT Environmental Group, Ltd.                            14,380,000  4,034,299       0.1%
*  Da Ming International Holdings, Ltd.                       862,000    316,009       0.0%
*  DaChan Food Asia, Ltd.                                   1,523,955    142,908       0.0%
   Dah Chong Hong Holdings, Ltd.                            5,784,000  2,419,091       0.1%
#  Dalian Port PDA Co., Ltd. Class H                        2,640,400    475,402       0.0%
#* Daphne International Holdings, Ltd.                      7,022,000    921,761       0.0%
   Dawnrays Pharmaceutical Holdings, Ltd.                   2,966,943  1,772,221       0.0%
#* DBA Telecommunication Asia Holdings, Ltd.                2,108,000     17,830       0.0%
#* Differ Group Holding Co., Ltd.                           1,244,000    102,419       0.0%
#  Digital China Holdings, Ltd.                             6,937,800  5,802,640       0.1%
#  Dongfang Electric Corp., Ltd. Class H                      378,200    292,495       0.0%
#  Dongjiang Environmental Co., Ltd. Class H                  398,375    604,263       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
CHINA -- (Continued)
#* Dongyue Group, Ltd.                                      7,432,000 $   984,634       0.0%
   Dynagreen Environmental Protection Group Co., Ltd.
     Class H                                                2,042,000     966,204       0.0%
#* Dynasty Fine Wines Group, Ltd.                           1,614,000      56,189       0.0%
   Embry Holdings, Ltd.                                       473,000     225,530       0.0%
   EVA Precision Industrial Holdings, Ltd.                  7,226,435     790,525       0.0%
#* EverChina International Holdings Co., Ltd.              11,915,000     620,085       0.0%
*  Evergreen International Holdings, Ltd.                   1,208,000     141,579       0.0%
*  Extrawell Pharmaceutical Holdings, Ltd.                  1,337,921      44,774       0.0%
   Fantasia Holdings Group Co., Ltd.                       12,052,500   1,564,411       0.0%
   Far East Horizon, Ltd.                                   6,162,000   5,612,487       0.1%
   Feiyu Technology International Co., Ltd.                 1,636,500     281,984       0.0%
   First Tractor Co., Ltd. Class H                            619,176     345,561       0.0%
*  Forgame Holdings, Ltd.                                     107,100     100,584       0.0%
   Freetech Road Recycling Technology Holdings, Ltd.        2,164,000     261,950       0.0%
#  Fu Shou Yuan International Group, Ltd.                   4,536,000   2,657,165       0.1%
   Fufeng Group, Ltd.                                       6,500,600   2,742,979       0.1%
#  Fuguiniao Co., Ltd. Class H                              2,430,200   1,215,797       0.0%
#  Future Land Development Holdings, Ltd.                  10,078,000   1,810,379       0.0%
#  GCL-Poly Energy Holdings, Ltd.                          80,160,000  10,804,244       0.2%
   Gemdale Properties & Investment Corp., Ltd.              5,214,000     343,173       0.0%
*  Glorious Property Holdings, Ltd.                        17,532,501   2,100,351       0.1%
   Goldbond Group Holdings, Ltd.                              210,000       8,922       0.0%
#  Golden Eagle Retail Group, Ltd.                          3,432,000   4,768,787       0.1%
#* Golden Meditech Holdings, Ltd.                           7,256,789     944,234       0.0%
   Golden Throat Holdings Group Co., Ltd.                     190,000      98,891       0.0%
   Goldlion Holdings, Ltd.                                  1,705,962     679,496       0.0%
#  Goldpac Group, Ltd.                                      1,966,000     582,418       0.0%
#  GOME Electrical Appliances Holding, Ltd.                84,442,000  10,640,930       0.2%
   Good Friend International Holdings, Inc.                   398,667      80,336       0.0%
#  Goodbaby International Holdings, Ltd.                    5,500,000   2,649,538       0.1%
   Greatview Aseptic Packaging Co., Ltd.                    6,384,000   3,249,238       0.1%
#* Greenland Hong Kong Holdings, Ltd.                       5,723,000   1,472,735       0.0%
#* Greentown China Holdings, Ltd.                           4,469,148   3,643,424       0.1%
*  Guangdong Land Holdings, Ltd.                            4,452,800     934,940       0.0%
   Guangdong Yueyun Transportation Co., Ltd. Class H        1,068,000     622,750       0.0%
*  Guodian Technology & Environment Group Corp., Ltd.
   Class H                                                  4,870,000     375,816       0.0%
   Guolian Securities Co., Ltd. Class H                       227,500     120,004       0.0%
*  Haichang Ocean Park Holdings, Ltd.                       3,363,000     713,854       0.0%
   Haitian International Holdings, Ltd.                     3,368,000   6,942,811       0.1%
*  Hanergy Thin Film Power Group, Ltd.                     17,084,000     454,173       0.0%
   Harbin Bank Co., Ltd. Class H                              381,000     117,136       0.0%
#  Harbin Electric Co., Ltd. Class H                        4,455,413   2,159,550       0.1%
#  Harmonicare Medical Holdings, Ltd.                         231,000     148,345       0.0%
#* HC International, Inc.                                     424,000     312,453       0.0%
   Henderson Investment, Ltd.                               1,078,000      90,251       0.0%
#* Hengdeli Holdings, Ltd.                                 16,165,399   1,749,141       0.0%
*  Hengshi Mining Investments, Ltd.                           154,000      53,556       0.0%
*  Hi Sun Technology China, Ltd.                            6,813,000   1,051,527       0.0%
*  Hidili Industry International Development, Ltd.          1,329,339      25,077       0.0%
#  Hilong Holding, Ltd.                                     4,496,000   1,072,609       0.0%
*  HKC Holdings, Ltd.                                         771,577     331,292       0.0%
#* HNA Holding Group Co., Ltd.                              1,800,000      76,361       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
CHINA -- (Continued)
   HNA Infrastructure Co., Ltd.                               603,000 $   674,238       0.0%
*  Honghua Group, Ltd.                                     10,158,000   1,031,951       0.0%
   Honworld Group, Ltd.                                       434,500     236,951       0.0%
   Hopefluent Group Holdings, Ltd.                          1,159,670     338,697       0.0%
   Hopewell Highway Infrastructure, Ltd.                    4,163,000   2,225,819       0.1%
   Hopson Development Holdings, Ltd.                        4,346,000   3,918,276       0.1%
#  HOSA International, Ltd.                                 4,118,000   1,389,356       0.0%
#  Hua Han Health Industry Holdings, Ltd.                  25,871,698   1,768,024       0.0%
   Hua Hong Semiconductor, Ltd.                               286,000     337,922       0.0%
#* Huabao International Holdings, Ltd.                     13,262,014   4,963,593       0.1%
   Huadian Fuxin Energy Corp., Ltd. Class H                16,248,000   3,762,445       0.1%
   Huaneng Renewables Corp., Ltd. Class H                  22,826,000   7,648,566       0.2%
#* Huayi Tencent Entertainment Co., Ltd.                      890,000      53,832       0.0%
*  Huiyin Smart Community Co., Ltd.                         2,206,000     224,214       0.0%
   Hydoo International Holding, Ltd.                        1,634,000     163,451       0.0%
   Inner Mongolia Yitai Coal Co., Ltd. Class H                 17,700      16,640       0.0%
   Inspur International, Ltd.                               2,160,000     428,787       0.0%
   Intime Retail Group Co., Ltd.                            8,372,500   6,555,936       0.1%
*  InvesTech Holdings, Ltd.                                 1,855,000     384,019       0.0%
#  Jiangnan Group, Ltd.                                     9,098,000   1,499,393       0.0%
*  JinkoSolar Holding Co., Ltd. ADR                             8,870     136,687       0.0%
#  Joy City Property, Ltd.                                  3,202,000     451,679       0.0%
   Ju Teng International Holdings, Ltd.                     5,266,000   1,668,283       0.0%
   K Wah International Holdings, Ltd.                         359,000     194,095       0.0%
*  Kai Yuan Holdings, Ltd.                                 13,400,000     151,821       0.0%
#* Kaisa Group Holdings, Ltd.                               9,828,000     370,662       0.0%
#  Kangda International Environmental Co., Ltd.             2,796,000     657,157       0.0%
*  Kasen International Holdings, Ltd.                       1,571,000     253,052       0.0%
   Kingboard Chemical Holdings, Ltd.                        4,301,921  12,716,703       0.2%
   Kingboard Laminates Holdings, Ltd.                       5,527,500   4,953,103       0.1%
#* Kingdee International Software Group Co., Ltd.          13,089,200   5,315,730       0.1%
*  Ko Yo Chemical Group, Ltd.                               3,832,000     120,586       0.0%
#  Koradior Holdings, Ltd.                                    996,000   1,259,578       0.0%
   KWG Property Holding, Ltd.                               9,037,950   5,229,607       0.1%
#* Labixiaoxin Snacks Group, Ltd.                           1,729,000     101,219       0.0%
   Lai Fung Holdings, Ltd.                                 28,358,229     611,891       0.0%
   Le Saunda Holdings, Ltd.                                 2,049,799     477,887       0.0%
   Lee & Man Chemical Co., Ltd.                               998,785     312,789       0.0%
   Lee & Man Paper Manufacturing, Ltd.                      8,294,000   6,231,889       0.1%
#  Lee's Pharmaceutical Holdings, Ltd.                      1,115,500     966,750       0.0%
   Leoch International Technology, Ltd.                       953,000     118,863       0.0%
*  Leyou Technologies Holdings, Ltd.                        1,015,000     182,638       0.0%
*  Li Ning Co., Ltd.                                        2,291,000   1,636,205       0.0%
*  Lianhua Supermarket Holdings Co., Ltd. Class H           2,474,600   1,002,732       0.0%
#* Lifetech Scientific Corp.                               11,140,000   2,636,317       0.1%
   Livzon Pharmaceutical Group, Inc. Class H                  448,880   2,614,206       0.1%
#  Logan Property Holdings Co., Ltd.                        5,866,000   2,351,999       0.1%
   Lonking Holdings, Ltd.                                  13,178,000   2,154,230       0.1%
*  Loudong General Nice Resources China Holdings, Ltd.      8,298,140     585,825       0.0%
#  Luye Pharma Group, Ltd.                                  7,496,500   5,038,719       0.1%
#* Maanshan Iron & Steel Co., Ltd. Class H                  7,978,000   1,817,551       0.0%
#* Maoye International Holdings, Ltd.                       7,468,000     711,138       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ----------- ---------- ---------------
CHINA -- (Continued)
*  Microport Scientific Corp.                                1,548,000 $1,147,121       0.0%
*  MIE Holdings Corp.                                        4,474,000    443,299       0.0%
   MIN XIN Holdings, Ltd.                                      786,000    845,415       0.0%
*  Mingfa Group International Co., Ltd.                      7,108,000  1,299,146       0.0%
*  Mingyuan Medicare Development Co., Ltd.                   6,950,000     38,623       0.0%
   Minmetals Land, Ltd.                                      7,260,000    915,125       0.0%
   Minth Group, Ltd.                                         2,797,000  9,902,300       0.2%
#* MMG, Ltd.                                                 9,946,000  2,615,361       0.1%
   MOBI Development Co., Ltd.                                1,014,000    168,304       0.0%
   Modern Land China Co., Ltd.                                 618,000     85,844       0.0%
#* Munsun Capital Group, Ltd.                               25,260,318    815,432       0.0%
*  National Agricultural Holdings, Ltd.                        244,000     35,806       0.0%
   Nature Home Holding Co., Ltd.                               520,000     73,700       0.0%
#  NetDragon Websoft Holdings, Ltd.                            120,044    387,427       0.0%
   New World Department Store China, Ltd.                    2,929,462    434,246       0.0%
   Nexteer Automotive Group, Ltd.                            3,660,000  4,826,780       0.1%
   Nine Dragons Paper Holdings, Ltd.                         7,431,000  6,041,499       0.1%
*  Noah Holdings, Ltd. ADR                                       2,600     61,256       0.0%
#* North Mining Shares Co., Ltd.                            54,950,000    991,807       0.0%
#  NVC Lighting Holdings, Ltd.                               7,376,000  1,015,982       0.0%
*  O-Net Technologies Group, Ltd.                            1,268,000    693,499       0.0%
   Optics Valley Union Holding Co, Ltd.                      3,200,000    341,624       0.0%
*  Ourgame International Holdings, Ltd.                        678,000    331,125       0.0%
   Overseas Chinese Town Asia Holdings, Ltd.                 1,554,183    568,689       0.0%
#* Ozner Water International Holding, Ltd.                     457,000     95,814       0.0%
#  Pacific Online, Ltd.                                      3,033,365    753,607       0.0%
#  Parkson Retail Group, Ltd.                                7,237,000    717,291       0.0%
#  PAX Global Technology, Ltd.                               5,312,000  3,337,108       0.1%
#  Peak Sport Products Co., Ltd.                             5,195,000  1,729,775       0.0%
#  Phoenix Healthcare Group Co., Ltd.                        3,325,000  5,283,719       0.1%
#  Phoenix Satellite Television Holdings, Ltd.               8,014,000  1,620,768       0.0%
*  Ping An Securities Group Holdings, Ltd.                   8,000,000     98,210       0.0%
#  Poly Culture Group Corp., Ltd. Class H                      373,300  1,007,352       0.0%
#* Poly Property Group Co., Ltd.                            14,561,000  4,604,002       0.1%
   Pou Sheng International Holdings, Ltd.                   13,507,806  4,239,065       0.1%
   Powerlong Real Estate Holdings, Ltd.                      8,604,000  2,920,103       0.1%
*  Prosperity International Holdings HK, Ltd.                9,680,000    177,091       0.0%
#* PW Medtech Group, Ltd.                                    4,922,000  1,538,308       0.0%
*  Q Technology Group Co., Ltd.                                388,000    194,619       0.0%
   Qingdao Port International Co., Ltd. Class H                787,000    481,079       0.0%
   Qingling Motors Co., Ltd. Class H                         2,764,000    850,154       0.0%
#  Qinhuangdao Port Co., Ltd. Class H                          981,500    240,251       0.0%
*  Qunxing Paper Holdings Co., Ltd.                            669,913     32,651       0.0%
*  Real Gold Mining, Ltd.                                      300,500     10,190       0.0%
   Real Nutriceutical Group, Ltd.                            6,829,000    571,269       0.0%
   Red Star Macalline Group Corp., Ltd. Class H                 83,000     89,432       0.0%
*  Redco Properties Group, Ltd.                              1,088,000    391,400       0.0%
#* Renhe Commercial Holdings Co., Ltd.                     103,061,000  2,668,406       0.1%
#* REXLot Holdings, Ltd.                                    59,701,502  1,014,792       0.0%
   Road King Infrastructure, Ltd.                            2,030,000  1,722,475       0.0%
#* Sany Heavy Equipment International Holdings Co., Ltd.     6,410,000    999,746       0.0%
*  Scud Group, Ltd.                                          1,876,000     47,169       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                              SHARES     VALUE++   OF NET ASSETS**
                                                            ---------- ----------- ---------------
CHINA -- (Continued)
*  Semiconductor Manufacturing International Corp.           5,482,000 $   663,913       0.0%
   Shandong Chenming Paper Holdings, Ltd. Class H            1,886,000   1,626,282       0.0%
   Shandong Weigao Group Medical Polymer Co., Ltd. Class H  10,708,000   6,971,404       0.1%
   Shanghai Dasheng Agricultural Finance Technology Co.,
     Ltd.                                                    1,840,000     165,816       0.0%
*  Shanghai Fudan Microelectronics Group Co., Ltd. Class H     638,000     536,761       0.0%
#  Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.
   Class H                                                     945,000     889,460       0.0%
   Shanghai Haohai Biological Technology Co., Ltd. Class H       6,500      30,965       0.0%
   Shanghai Industrial Holdings, Ltd.                        3,132,000   9,575,025       0.2%
   Shanghai Industrial Urban Development Group, Ltd.        12,466,000   3,158,107       0.1%
   Shanghai Jin Jiang International Hotels Group Co.,
     Ltd. Class H                                            7,356,000   2,139,483       0.1%
   Shanghai Prime Machinery Co., Ltd. Class H                5,106,000   1,083,832       0.0%
*  Shanghai Zendai Property, Ltd.                            9,680,000     190,719       0.0%
   Sheen Tai Holdings Grp Co., Ltd.                          2,482,000     242,680       0.0%
*  Shengli Oil & Gas Pipe Holdings, Ltd.                     2,272,500     124,410       0.0%
   Shenguan Holdings Group, Ltd.                             7,096,000     575,104       0.0%
   Shenzhen Expressway Co., Ltd. Class H                     4,196,400   4,205,346       0.1%
   Shenzhen International Holdings, Ltd.                     7,240,222  11,180,429       0.2%
   Shenzhen Investment, Ltd.                                20,610,874   8,983,503       0.2%
#* Shougang Concord International Enterprises Co., Ltd.     28,172,000     902,770       0.0%
#  Shougang Fushan Resources Group, Ltd.                    19,046,000   4,117,812       0.1%
#  Shui On Land, Ltd.                                       25,329,143   6,264,072       0.1%
*  Shunfeng International Clean Energy, Ltd.                 9,212,000     781,291       0.0%
#  Sichuan Expressway Co., Ltd. Class H                      5,288,000   2,123,396       0.1%
   Sihuan Pharmaceutical Holdings Group, Ltd.               26,691,000   6,393,481       0.1%
*  Silver Grant International Industries, Ltd.               4,698,000     513,838       0.0%
#* Silverman Holdings, Ltd.                                  1,818,000     320,724       0.0%
*  SIM Technology Group, Ltd.                                1,050,000      43,187       0.0%
#* Sino Oil And Gas Holdings, Ltd.                          70,712,766   1,744,972       0.0%
*  Sino-I Technology, Ltd.                                   3,950,000      63,998       0.0%
   Sino-Ocean Land Holdings, Ltd.                              278,000     115,464       0.0%
#  Sinofert Holdings, Ltd.                                  15,347,327   2,014,010       0.0%
*  Sinolink Worldwide Holdings, Ltd.                        11,704,800   1,368,368       0.0%
#  SinoMedia Holding, Ltd.                                   1,126,000     272,588       0.0%
   Sinopec Engineering Group Co., Ltd. Class H                  21,500      18,981       0.0%
#  Sinopec Kantons Holdings, Ltd.                            5,148,000   2,413,736       0.1%
#  Sinosoft Technology Group, Ltd.                           3,417,599   1,490,124       0.0%
*  Sinotrans Shipping, Ltd.                                  5,155,586     835,644       0.0%
#  Sinotrans, Ltd. Class H                                  11,737,000   5,511,684       0.1%
   Sinotruk Hong Kong, Ltd.                                  4,613,500   2,546,797       0.1%
#  Skyworth Digital Holdings, Ltd.                          12,399,447   8,003,486       0.2%
#  SMI Holdings Group, Ltd.                                 21,208,066   2,022,638       0.1%
#  SOHO China, Ltd.                                         12,845,000   6,623,489       0.1%
*  Sound Global, Ltd.                                          494,000     123,500       0.0%
#* Sparkle Roll Group, Ltd.                                  6,040,000     528,201       0.0%
   Springland International Holdings, Ltd.                   4,587,000     715,613       0.0%
#* SPT Energy Group, Inc.                                    4,970,000     457,986       0.0%
*  SRE Group, Ltd.                                          21,654,346     634,834       0.0%
#  SSY Group, Ltd.                                          13,363,152   4,526,265       0.1%
   Sun King Power Electronics Group                            896,000     131,435       0.0%
#  Sunac China Holdings, Ltd.                               14,681,000  10,019,548       0.2%
   Sunshine 100 China Holdings, Ltd.                           130,000      55,839       0.0%
   Symphony Holdings, Ltd.                                   2,960,000     293,508       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
CHINA -- (Continued)
   Tarena International, Inc. ADR                               2,850 $   46,027       0.0%
*  Taung Gold International, Ltd.                           3,560,000     53,135       0.0%
#  TCC International Holdings, Ltd.                        10,116,647  2,567,089       0.1%
#* TCL Multimedia Technology Holdings, Ltd.                 3,700,510  1,871,187       0.0%
#* Tech Pro Technology Development, Ltd.                    8,466,000    233,287       0.0%
#  Technovator International, Ltd.                          2,108,000    869,460       0.0%
   Tenfu Cayman Holdings Co., Ltd.                            185,000     60,539       0.0%
#  Tenwow International Holdings, Ltd.                      2,644,000    827,594       0.0%
   Texhong Textile Group, Ltd.                              2,023,500  2,849,277       0.1%
   Tian An China Investment Co., Ltd.Tian An China
     Investment Co., Ltd.                                   1,383,000    737,495       0.0%
#  Tian Ge Interactive Holdings, Ltd.                          61,000     41,051       0.0%
   Tian Shan Development Holdings, Ltd.                     1,742,000    639,759       0.0%
   Tiande Chemical Holdings, Ltd.                              64,000     15,828       0.0%
   Tiangong International Co., Ltd.                         9,886,000  1,247,897       0.0%
   Tianjin Capital Environmental Protection Group Co.,
     Ltd. Class H                                           1,936,000  1,080,440       0.0%
   Tianjin Development Holdings, Ltd.                       2,862,000  1,369,462       0.0%
*  Tianjin Jinran Public Utilities Co., Ltd. Class H        1,260,000    113,547       0.0%
   Tianjin Port Development Holdings, Ltd.                 11,994,800  1,836,415       0.0%
#  Tianneng Power International, Ltd.                       4,664,048  4,210,272       0.1%
*  Tianyi Summi Holdings, Ltd.                              3,572,000    505,603       0.0%
#  Tibet Water Resources, Ltd.                              9,626,000  3,579,647       0.1%
   Time Watch Investments, Ltd.                             1,456,000    187,647       0.0%
   Tomson Group, Ltd.                                       1,309,229    433,594       0.0%
   Tong Ren Tang Technologies Co., Ltd. Class H             3,757,000  6,871,232       0.1%
#  Tongda Group Holdings, Ltd.                             19,080,000  5,034,745       0.1%
   Tonly Electronics Holdings, Ltd.                           431,176    227,598       0.0%
   Top Spring International Holdings, Ltd.                    292,500     87,738       0.0%
#  Towngas China Co., Ltd.                                  6,618,000  3,723,623       0.1%
   TPV Technology, Ltd.                                     5,063,964    965,340       0.0%
#  Trigiant Group, Ltd.                                     3,684,000    592,716       0.0%
*  Trony Solar Holdings Co., Ltd.                           1,757,000     26,733       0.0%
#  Truly International Holdings, Ltd.                       8,919,573  3,488,291       0.1%
#  Uni-President China Holdings, Ltd.                       4,866,000  3,288,423       0.1%
#* United Energy Group, Ltd.                               26,848,900  1,617,737       0.0%
#* United Photovoltaics Group, Ltd.                           718,000     62,742       0.0%
*  Universal Health International Group Holding, Ltd.       7,123,000    320,614       0.0%
   Universal Medical Financial & Technical Advisory
     Services Co., Ltd.                                       580,500    500,078       0.0%
#* V1 Group, Ltd.                                          21,345,600  1,057,990       0.0%
   Vinda International Holdings, Ltd.                         309,000    611,230       0.0%
   Wanguo International Mining Group, Ltd.                    154,000     31,740       0.0%
#  Wasion Group Holdings, Ltd.                              3,374,000  1,982,712       0.0%
   Weiqiao Textile Co. Class H                              2,668,000  1,778,176       0.0%
   Welling Holding, Ltd.                                    6,558,000  1,307,767       0.0%
#* West China Cement, Ltd.                                 16,556,000  1,684,393       0.0%
#* Wisdom Sports Group                                      1,369,000    441,823       0.0%
*  Wuzhou International Holdings, Ltd.                      9,336,000    963,041       0.0%
#  Xiamen International Port Co., Ltd. Class H              6,750,000  1,448,902       0.0%
#* Xinchen China Power Holdings, Ltd.                       2,324,000    405,206       0.0%
   Xingda International Holdings, Ltd.                      6,074,000  2,522,365       0.1%
*  Xinhua Winshare Publishing and Media Co., Ltd. Class H   2,347,103  2,392,230       0.1%
*  Xinjiang Xinxin Mining Industry Co., Ltd. Class H        4,756,598    519,110       0.0%
#  Xinyi Solar Holdings, Ltd.                              14,362,000  5,320,495       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
CHINA -- (Continued)
*  Xiwang Special Steel Co., Ltd.                           1,855,000 $    181,696       0.0%
   XTEP International Holdings, Ltd.                        5,155,000    2,281,942       0.1%
*  Yanchang Petroleum International, Ltd.                  30,550,000      855,379       0.0%
#  Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co.
   Class H                                                    288,500      562,654       0.0%
#  Yashili International Holdings, Ltd.                       862,000      175,073       0.0%
   Yida China Holdings, Ltd.                                1,148,000      470,205       0.0%
   Yingde Gases Group Co., Ltd.                             7,124,000    2,872,317       0.1%
   Yip's Chemical Holdings, Ltd.                            1,886,000      764,836       0.0%
*  Youyuan International Holdings, Ltd.                     2,627,070      606,500       0.0%
*  Yuanda China Holdings, Ltd.                             12,884,000      333,409       0.0%
*  YuanShengTai Dairy Farm, Ltd.                              638,000       46,768       0.0%
   Yuexiu Property Co., Ltd.                               46,202,284    6,768,741       0.1%
#  Yuexiu Transport Infrastructure, Ltd.                    4,354,018    2,981,675       0.1%
#  Yunnan Water Investment Co., Ltd. Class H                  225,000      124,219       0.0%
   Yuzhou Properties Co., Ltd.                             10,003,120    3,712,421       0.1%
#* Zall Group, Ltd.                                         2,829,000    1,929,639       0.0%
#  Zhaojin Mining Industry Co., Ltd. Class H                5,058,000    5,192,733       0.1%
#  Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H  1,244,600      617,805       0.0%
*  Zhong An Real Estate, Ltd.                               6,952,400      653,907       0.0%
#  Zhongsheng Group Holdings, Ltd.                          3,983,000    3,976,726       0.1%
   Zhuhai Holdings Investment Group, Ltd.                   1,028,000      161,323       0.0%
                                                                      ------------      ----
TOTAL CHINA                                                            763,656,168      13.8%
                                                                      ------------      ----
COLOMBIA -- (0.2%)
   Almacenes Exito SA                                         683,939    3,411,984       0.1%
   Bolsa de Valores de Colombia                            29,054,344      172,967       0.0%
   Celsia SA ESP                                            1,132,907    1,527,860       0.0%
*  Cemex Latam Holdings SA                                    951,995    3,539,768       0.1%
   Constructora Conconcreto SA                                293,150      104,321       0.0%
   Corp. Financiera Colombiana SA                              31,765      393,848       0.0%
   Empresa de Telecomunicaciones de Bogota                  3,257,689      638,151       0.0%
   Grupo Nutresa SA                                             5,233       43,823       0.0%
   Interconexion Electrica SA ESP                             213,871      710,584       0.0%
   Mineros SA                                                 102,961       71,910       0.0%
*  Odinsa SA                                                   19,092       57,147       0.0%
                                                                      ------------      ----
TOTAL COLOMBIA                                                          10,672,363       0.2%
                                                                      ------------      ----
GREECE -- (0.3%)
   Aegean Airlines SA                                         224,579    1,446,728       0.0%
*  Astir Palace Vouliagmeni SA                                 16,695       96,201       0.0%
   Athens Water Supply & Sewage Co. SA (The)                  125,722      744,352       0.0%
   Bank of Greece                                             142,930    1,594,151       0.1%
*  Ellaktor SA                                                909,399    1,236,032       0.0%
*  Fourlis Holdings SA                                        283,268    1,209,290       0.0%
*  GEK Terna Holding Real Estate Construction SA              475,188    1,099,838       0.0%
   Hellenic Exchanges--Athens Stock Exchange SA               513,059    2,533,165       0.1%
*  Iaso SA                                                    282,999      143,103       0.0%
*  Intracom Holdings SA                                       664,642      237,617       0.0%
*  Intralot SA-Integrated Lottery Systems & Services          865,039    1,168,333       0.0%
*  Lamda Development SA                                        92,510      500,762       0.0%
*  Marfin Investment Group Holdings SA                      6,110,771      877,547       0.0%
   Metka Industrial--Construction SA                          188,318    1,582,714       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
GREECE -- (Continued)
*  Mytilineos Holdings SA                                    339,544 $ 1,937,568       0.1%
   Piraeus Port Authority SA                                  42,172     583,363       0.0%
   Sarantis SA                                                96,712   1,055,799       0.0%
   Terna Energy SA                                           257,713     786,345       0.0%
                                                                     -----------       ---
TOTAL GREECE                                                          18,832,908       0.3%
                                                                     -----------       ---
HONG KONG -- (0.1%)
   Samson Holding, Ltd.                                    3,498,000     306,440       0.0%
   SITC International Holdings Co., Ltd.                   5,403,000   3,194,981       0.1%
                                                                     -----------       ---
TOTAL HONG KONG                                                        3,501,421       0.1%
                                                                     -----------       ---
   HUNGARY -- (0.1%)
#* FHB Mortgage Bank P.L.C.                                   27,009      48,139       0.0%
   Magyar Telekom Telecommunications P.L.C.                1,251,988   2,069,997       0.1%
   Richter Gedeon Nyrt                                        60,217   1,292,686       0.0%
                                                                     -----------       ---
TOTAL HUNGARY                                                          3,410,822       0.1%
                                                                     -----------       ---
INDIA -- (13.6%)
*  3M India, Ltd.                                              6,422   1,276,958       0.0%
*  8K Miles Software Services, Ltd.                           20,498     243,449       0.0%
   Aarti Industries                                          203,332   2,305,884       0.1%
   Aban Offshore, Ltd.                                       137,519     548,137       0.0%
   Abbott India, Ltd.                                            751      56,286       0.0%
   Accelya Kale Solutions, Ltd.                                3,300      70,239       0.0%
   Adani Enterprises, Ltd.                                 1,642,031   1,648,389       0.0%
*  Adani Power, Ltd.                                       6,769,452   2,768,312       0.1%
*  Adani Transmissions, Ltd.                                 305,644     207,900       0.0%
   Aditya Birla Nuvo, Ltd.                                   154,471   3,216,604       0.1%
   Aegis Logistics, Ltd.                                   1,171,370   2,777,713       0.1%
   Agro Tech Foods, Ltd.                                      62,964     457,729       0.0%
   AIA Engineering, Ltd.                                     239,329   4,608,008       0.1%
   Ajanta Pharma, Ltd.                                       313,519   9,636,765       0.2%
   Akzo Nobel India, Ltd.                                     73,725   1,826,559       0.0%
   Alembic Pharmaceuticals, Ltd.                             578,571   5,779,465       0.1%
   Alembic, Ltd.                                             624,014     394,475       0.0%
*  Allahabad Bank                                          1,121,891   1,265,982       0.0%
   Allcargo Logistics, Ltd.                                  424,713   1,204,690       0.0%
*  Alok Industries, Ltd.                                   2,261,524     116,979       0.0%
   Amara Raja Batteries, Ltd.                                510,176   7,868,614       0.2%
*  Amtek Auto, Ltd.                                          217,501     142,424       0.0%
   Anant Raj, Ltd.                                           343,185     283,272       0.0%
   Andhra Bank                                             1,312,648   1,110,251       0.0%
   Apar Industries, Ltd.                                     102,166     903,909       0.0%
   Apollo Hospitals Enterprise, Ltd.                          36,359     731,058       0.0%
   Apollo Tyres, Ltd.                                      2,214,640   6,685,161       0.1%
*  Arvind Infrastructure, Ltd.                                90,703     129,646       0.0%
   Arvind, Ltd.                                            1,766,630  11,011,026       0.2%
   Asahi India Glass, Ltd.                                   438,829   1,269,094       0.0%
   Ashiana Housing, Ltd.                                      10,028      22,156       0.0%
   Ashoka Buildcon, Ltd.                                     190,966     468,204       0.0%
   Astral Polytechnik, Ltd.                                   34,813     233,432       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
INDIA -- (Continued)
*  AstraZeneca Pharma India, Ltd.                              2,547 $   38,586       0.0%
   Atul, Ltd.                                                 82,504  2,882,406       0.1%
   Automotive Axles, Ltd.                                     11,656    127,827       0.0%
   Bajaj Corp., Ltd.                                         391,982  2,399,578       0.1%
   Bajaj Electricals, Ltd.                                   222,147    889,218       0.0%
*  Bajaj Hindusthan Sugar, Ltd.                            2,708,567    687,967       0.0%
   Bajaj Holdings & Investment, Ltd.                         121,535  4,037,641       0.1%
   Balkrishna Industries, Ltd.                               251,440  4,024,910       0.1%
   Ballarpur Industries, Ltd.                              1,005,483    252,253       0.0%
   Balmer Lawrie & Co., Ltd.                                 112,703  1,325,618       0.0%
   Balrampur Chini Mills, Ltd.                             1,374,241  2,401,824       0.1%
*  Bank of India                                           1,787,393  3,071,610       0.1%
*  Bank Of Maharashtra                                       754,510    352,719       0.0%
   Bannari Amman Sugars, Ltd.                                 14,297    434,719       0.0%
   BASF India, Ltd.                                           83,644  1,556,432       0.0%
   Bata India, Ltd.                                          297,663  2,144,842       0.0%
   BEML, Ltd.                                                208,498  2,935,337       0.1%
   Berger Paints India, Ltd.                               2,563,663  9,940,850       0.2%
*  BF Utilities, Ltd.                                         80,023    656,166       0.0%
*  Bharat Financial Inclusion, Ltd.                          185,937  2,459,190       0.1%
   Bharat Forge, Ltd.                                         33,152    438,043       0.0%
   Biocon, Ltd.                                              595,447  8,251,580       0.2%
   Birla Corp., Ltd.                                         160,261  1,906,772       0.0%
   Bliss Gvs Pharma, Ltd.                                     27,275     64,552       0.0%
   Blue Dart Express, Ltd.                                    33,361  2,573,310       0.1%
   Blue Star, Ltd.                                           284,385  2,411,634       0.1%
   Bombay Dyeing & Manufacturing Co., Ltd.                   737,242    637,980       0.0%
   Brigade Enterprises, Ltd.                                 196,245    523,571       0.0%
   Can Fin Homes, Ltd.                                        36,233  1,014,786       0.0%
*  Canara Bank                                               675,656  3,177,069       0.1%
   Capital First, Ltd.                                        63,586    681,025       0.0%
   Caplin Point Laboratories, Ltd.                            44,790    263,630       0.0%
   Carborundum Universal, Ltd.                               345,694  1,472,142       0.0%
   CCL Products India, Ltd.                                  515,266  1,949,342       0.0%
   Ceat, Ltd.                                                234,450  4,257,653       0.1%
*  Central Bank of India                                       8,302     11,505       0.0%
   Century Plyboards India, Ltd.                             613,879  2,306,937       0.1%
   Century Textiles & Industries, Ltd.                       556,682  7,864,540       0.2%
   Cera Sanitaryware, Ltd.                                     8,805    350,608       0.0%
   CESC, Ltd.                                                701,248  6,581,860       0.1%
   Chambal Fertilizers and Chemicals, Ltd.                 1,177,352  1,132,662       0.0%
   Chennai Petroleum Corp., Ltd.                             372,595  1,582,331       0.0%
*  Chennai Super Kings Cricket, Ltd.                       1,658,632     10,478       0.0%
   Cholamandalam Investment and Finance Co., Ltd.            176,521  3,112,837       0.1%
   City Union Bank, Ltd.                                   1,578,425  3,535,415       0.1%
   Clariant Chemicals India, Ltd.                             64,107    777,443       0.0%
   Coromandel International, Ltd.                            571,426  2,442,350       0.1%
*  Corp. Bank                                              1,348,710    861,425       0.0%
   Cox & Kings, Ltd.                                         741,911  2,522,408       0.1%
   Credit Analysis & Research, Ltd.                           76,368  1,713,199       0.0%
   CRISIL, Ltd.                                               83,098  2,786,371       0.1%
*  Crompton Greaves Consumer Electricals, Ltd.             3,403,119  9,425,290       0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
INDIA -- (Continued)
*  Crompton Greaves, Ltd.                                  3,403,119 $ 3,913,242       0.1%
   Cyient, Ltd.                                              376,968   2,809,562       0.1%
   Dalmia Bharat Sugar & Industries, Ltd.                     61,206     109,162       0.0%
   Dalmia Bharat, Ltd.                                       125,249   3,837,259       0.1%
   DB Corp., Ltd.                                             65,948     383,481       0.0%
*  DB Realty, Ltd.                                           681,291     490,699       0.0%
*  DCB Bank, Ltd.                                          2,010,634   3,972,280       0.1%
   DCM Shriram, Ltd.                                         260,162   1,014,542       0.0%
   Deepak Fertilisers & Petrochemicals Corp., Ltd.           242,420     801,369       0.0%
   Deepak Nitrite, Ltd.                                       22,445      38,805       0.0%
   Delta Corp., Ltd.                                         740,999   2,036,603       0.0%
*  DEN Networks, Ltd.                                        450,304     523,279       0.0%
*  Dena Bank                                               1,251,365     712,938       0.0%
   Dewan Housing Finance Corp., Ltd.                         741,376   3,658,678       0.1%
   Dhanuka Agritech, Ltd.                                     12,601     132,253       0.0%
*  Dish TV India, Ltd.                                     4,403,464   6,588,484       0.1%
   Dishman Pharmaceuticals & Chemicals, Ltd.                 853,143   3,160,278       0.1%
*  Dynamatic Technologies, Ltd.                                8,543     418,867       0.0%
   eClerx Services, Ltd.                                     145,920   3,331,042       0.1%
   Edelweiss Financial Services, Ltd.                      2,129,659   3,950,609       0.1%
*  EID Parry India, Ltd.                                     594,774   2,397,873       0.1%
   EIH, Ltd.                                                 970,175   1,621,251       0.0%
   Electrosteel Castings, Ltd.                               607,641     250,964       0.0%
   Elgi Equipments, Ltd.                                     272,744     803,234       0.0%
   Engineers India, Ltd.                                     841,465   3,421,543       0.1%
   Entertainment Network India, Ltd.                          64,795     759,593       0.0%
*  Eros International Media, Ltd.                            222,553     661,063       0.0%
   Escorts, Ltd.                                             754,964   4,253,153       0.1%
   Essel Propack, Ltd.                                       502,843   1,821,541       0.0%
   Eveready Industries India, Ltd.                           259,833   1,012,732       0.0%
   Exide Industries, Ltd.                                  2,409,364   7,173,546       0.1%
   FAG Bearings India, Ltd.                                   33,787   2,266,115       0.1%
   FDC, Ltd.                                                 463,177   1,582,196       0.0%
   Federal Bank, Ltd.                                      8,408,191  10,356,427       0.2%
*  Federal-Mogul Goetze India, Ltd.                           72,593     523,555       0.0%
   Finolex Cables, Ltd.                                      771,546   5,203,701       0.1%
   Finolex Industries, Ltd.                                  423,859   2,950,782       0.1%
*  Firstsource Solutions, Ltd.                             2,353,285   1,424,685       0.0%
*  Fortis Healthcare, Ltd.                                   994,597   2,693,972       0.1%
*  Future Consumer Enterprise, Ltd.                        4,235,473   1,453,033       0.0%
   Future Enterprises, Ltd.                                  983,154     252,803       0.0%
*  Future Retail Ltd.                                        983,154   2,489,296       0.1%
   Gabriel India, Ltd.                                       551,025   1,062,169       0.0%
   Gateway Distriparks, Ltd.                                 653,663   2,448,827       0.1%
   Gati, Ltd.                                                220,146     470,642       0.0%
   Gayatri Projects, Ltd.                                     16,854     174,275       0.0%
*  GE Power India, Ltd.                                      186,497   1,461,032       0.0%
   GE T&D India, Ltd.                                        124,100     632,714       0.0%
   Genus Power Infrastructures, Ltd.                          38,419      27,066       0.0%
   Geometric, Ltd.                                            69,626     242,633       0.0%
   GHCL, Ltd.                                                279,324   1,167,209       0.0%
   GIC Housing Finance, Ltd.                                  58,624     300,109       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
INDIA -- (Continued)
   Gillette India, Ltd.                                        13,197 $  846,812       0.0%
*  Global Offshore Services, Ltd.                              47,756     89,452       0.0%
*  GMR Infrastructure, Ltd.                                15,924,296  3,283,630       0.1%
   GOCL Corp., Ltd.                                            76,450    412,107       0.0%
   Godfrey Phillips India, Ltd.                                55,383  1,192,432       0.0%
   Godrej Industries, Ltd.                                    392,557  2,570,454       0.1%
*  Godrej Properties, Ltd.                                    538,871  2,941,777       0.1%
   Granules India, Ltd.                                       695,454  1,280,366       0.0%
   Graphite India, Ltd.                                       397,865    470,885       0.0%
   Great Eastern Shipping Co., Ltd. (The)                     539,630  3,030,024       0.1%
   Greaves Cotton, Ltd.                                       732,046  1,513,864       0.0%
   Greenply Industries, Ltd.                                   36,951    160,837       0.0%
   Grindwell Norton, Ltd.                                      45,754    228,375       0.0%
   Gruh Finance, Ltd.                                         557,873  2,820,677       0.1%
   Gujarat Alkalies & Chemicals, Ltd.                         194,312  1,198,509       0.0%
   Gujarat Fluorochemicals, Ltd.                              224,424  1,762,974       0.0%
   Gujarat Gas, Ltd.                                          319,983  2,753,143       0.1%
   Gujarat Industries Power Co., Ltd.                         116,996    172,065       0.0%
   Gujarat Mineral Development Corp., Ltd.                    803,287  1,368,842       0.0%
   Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.       266,808  1,127,946       0.0%
   Gujarat Pipavav Port, Ltd.                               1,038,829  2,602,589       0.1%
   Gujarat State Fertilizers & Chemicals, Ltd.                969,096  1,413,011       0.0%
   Gujarat State Petronet, Ltd.                             1,524,693  3,626,636       0.1%
   Gulf Oil Lubricants India, Ltd.                             77,668    885,458       0.0%
*  GVK Power & Infrastructure, Ltd.                         5,289,365    530,573       0.0%
*  Hathway Cable & Datacom, Ltd.                            2,039,467    939,951       0.0%
   Havells India, Ltd.                                        531,163  3,242,671       0.1%
*  HCL Infosystems, Ltd.                                      477,473    381,809       0.0%
   HEG, Ltd.                                                   36,273     94,613       0.0%
*  HeidelbergCement India, Ltd.                               878,204  1,908,600       0.0%
   Hexaware Technologies, Ltd.                              1,541,475  4,727,849       0.1%
   Hikal, Ltd.                                                 87,713    292,355       0.0%
*  Himachal Futuristic Communications, Ltd.                 4,863,719  1,122,967       0.0%
   Himadri Speciality Chemical, Ltd.                           54,927     38,690       0.0%
   Himatsingka Seide, Ltd.                                    235,852    997,024       0.0%
   Hinduja Global Solutions, Ltd.                              15,689    134,000       0.0%
   Hinduja Ventures, Ltd.                                      27,826    235,439       0.0%
*  Hindustan Construction Co., Ltd.                         2,507,187  1,365,077       0.0%
   Hindustan Media Ventures, Ltd.                              16,871     77,293       0.0%
   Honeywell Automation India, Ltd.                            13,522  1,833,924       0.0%
*  Housing Development & Infrastructure, Ltd.               4,006,797  4,954,014       0.1%
   HSIL, Ltd.                                                 238,038  1,249,136       0.0%
   HT Media, Ltd.                                             550,399    762,279       0.0%
   Huhtamaki PPL, Ltd.                                        126,615    549,408       0.0%
   ICRA, Ltd.                                                   2,834    182,188       0.0%
*  IDBI Bank, Ltd.                                          4,406,806  4,857,706       0.1%
*  IFB Industries, Ltd.                                        26,621    214,852       0.0%
   IFCI, Ltd.                                               5,221,683  2,035,165       0.0%
   IIFL Holdings, Ltd.                                      1,537,220  7,567,399       0.1%
   IL&FS Transportation Networks, Ltd.                        807,052  1,352,734       0.0%
   India Cements, Ltd. (The)                                2,012,170  4,776,809       0.1%
*  Indiabulls Real Estate, Ltd.                             1,891,680  2,461,843       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
INDIA -- (Continued)
   Indian Bank                                                742,128 $2,551,092       0.1%
   Indian Hotels Co., Ltd.                                  2,977,271  5,266,051       0.1%
*  Indian Overseas Bank                                     2,002,490    801,163       0.0%
   Indo Count Industries, Ltd.                                 38,835    482,664       0.0%
   Indoco Remedies, Ltd.                                      303,598  1,300,396       0.0%
   Indraprastha Gas, Ltd.                                     228,271  2,918,525       0.1%
   INEOS Styrolution India, Ltd.                               23,441    226,875       0.0%
   Ingersoll-Rand India, Ltd.                                  86,228    938,392       0.0%
*  Inox Leisure, Ltd.                                         364,062  1,360,250       0.0%
*  Inox Wind, Ltd.                                             48,299    154,963       0.0%
*  Intellect Design Arena, Ltd.                               483,603  1,361,036       0.0%
*  Ipca Laboratories, Ltd.                                    375,952  3,487,232       0.1%
   IRB Infrastructure Developers, Ltd.                      1,582,858  5,593,603       0.1%
*  ITD Cementation India, Ltd.                                250,417    556,666       0.0%
   J Kumar Infraprojects, Ltd.                                 28,792     93,430       0.0%
   Jagran Prakashan, Ltd.                                     829,730  2,458,274       0.1%
   Jai Corp., Ltd.                                            104,735    113,466       0.0%
   Jain Irrigation Systems, Ltd.                            3,123,477  5,008,700       0.1%
*  Jaiprakash Associates, Ltd.                             10,389,053  1,743,846       0.0%
*  Jaiprakash Power Ventures, Ltd.                          6,493,149    447,260       0.0%
   Jammu & Kashmir Bank, Ltd. (The)                         2,129,343  2,177,958       0.0%
*  Jaypee Infratech, Ltd.                                   3,812,775    528,535       0.0%
   JB Chemicals & Pharmaceuticals, Ltd.                       232,209  1,346,712       0.0%
   JBF Industries, Ltd.                                       256,841    935,796       0.0%
*  Jet Airways India, Ltd.                                    107,820    756,316       0.0%
   Jindal Poly Films, Ltd.                                    133,621    846,321       0.0%
   Jindal Saw, Ltd.                                         1,136,957  1,094,453       0.0%
*  Jindal Stainless Hisar, Ltd.                                42,059     63,084       0.0%
*  Jindal Steel & Power, Ltd.                               3,202,653  3,620,647       0.1%
*  JITF Infralogistics, Ltd.                                   91,395     56,162       0.0%
   JK Cement, Ltd.                                            195,528  2,791,156       0.1%
   JK Lakshmi Cement, Ltd.                                    456,015  3,383,943       0.1%
   JK Tyre & Industries, Ltd.                                 841,251  1,790,839       0.0%
   JM Financial, Ltd.                                       2,322,187  3,065,925       0.1%
   Johnson Controls-Hitachi Air Conditioning India, Ltd.       65,690  1,468,750       0.0%
   JSW Energy, Ltd.                                         3,177,430  3,130,252       0.1%
*  JSW Holdings, Ltd.                                          22,564    415,820       0.0%
   Jubilant Foodworks, Ltd.                                   325,974  4,914,120       0.1%
   Jubilant Life Sciences, Ltd.                               505,015  5,205,151       0.1%
   Just Dial, Ltd.                                            283,534  1,812,897       0.0%
   Jyothy Laboratories, Ltd.                                  418,266  2,243,915       0.0%
   Kajaria Ceramics, Ltd.                                     663,898  6,215,633       0.1%
   Kalpataru Power Transmission, Ltd.                         452,177  1,733,500       0.0%
*  Kalyani Steels, Ltd.                                        25,718    124,086       0.0%
   Kansai Nerolac Paints, Ltd.                                424,293  2,443,571       0.1%
   Karnataka Bank, Ltd. (The)                               1,274,026  2,333,696       0.1%
   Karur Vysya Bank, Ltd. (The)                               471,912  3,427,785       0.1%
   Kaveri Seed Co., Ltd.                                      205,478  1,334,757       0.0%
*  KAYA, Ltd.                                                   6,469     84,724       0.0%
   KCP, Ltd.                                                   50,828     83,841       0.0%
   KEC International, Ltd.                                    766,919  1,454,874       0.0%
*  Kesoram Industries, Ltd.                                   211,137    552,657       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
INDIA -- (Continued)
   Kewal Kiran Clothing, Ltd.                                  1,598 $   46,104       0.0%
   Kirloskar Brothers, Ltd.                                   13,013     36,677       0.0%
   Kirloskar Oil Engines, Ltd.                               237,212  1,217,064       0.0%
   Kitex Garments, Ltd.                                       48,125    371,425       0.0%
   KNR Constructions, Ltd.                                     3,736     42,525       0.0%
   Kolte-Patil Developers, Ltd.                              193,641    375,168       0.0%
   KPIT Technologies, Ltd.                                 1,213,375  2,603,785       0.1%
   KPR Mill, Ltd.                                             17,539    308,035       0.0%
   KRBL, Ltd.                                                522,699  1,917,167       0.0%
   KSB Pumps, Ltd.                                            52,540    466,726       0.0%
*  KSK Energy Ventures, Ltd.                                 285,569    112,038       0.0%
   Kwality, Ltd.                                              33,522     72,379       0.0%
   L&T Finance Holdings, Ltd.                              2,573,059  4,145,982       0.1%
   LA Opala RG, Ltd.                                          31,229    261,611       0.0%
   Lakshmi Machine Works, Ltd.                                27,311  1,749,758       0.0%
   Lakshmi Vilas Bank, Ltd. (The)                            578,090  1,329,040       0.0%
*  Lanco Infratech, Ltd.                                   5,107,406    321,257       0.0%
   Linde India, Ltd.                                          18,130    103,459       0.0%
   Magma Fincorp, Ltd.                                        30,522     54,368       0.0%
   Maharashtra Seamless, Ltd.                                210,955    831,070       0.0%
   Mahindra & Mahindra Financial Services, Ltd.              907,487  4,907,790       0.1%
*  Mahindra CIE Automotive, Ltd.                             128,297    381,394       0.0%
   Mahindra Holidays & Resorts India, Ltd.                   253,722  1,705,698       0.0%
   Mahindra Lifespace Developers, Ltd.                       122,860    788,589       0.0%
*  Majesco, Ltd.                                              47,137    311,571       0.0%
   Manappuram Finance, Ltd.                                2,128,593  3,274,470       0.1%
*  Mangalore Refinery & Petrochemicals, Ltd.               1,709,073  2,357,279       0.1%
   Marksans Pharma, Ltd.                                     675,243    528,616       0.0%
   Max Financial Services, Ltd.                              797,555  6,703,698       0.1%
*  MAX India, Ltd.                                           960,513  2,043,084       0.0%
*  Max Ventures & Industries, Ltd.                           192,103    157,751       0.0%
   Mayur Uniquoters, Ltd.                                     29,257    190,036       0.0%
   McLeod Russel India, Ltd.                                 504,587  1,287,203       0.0%
   Meghmani Organics, Ltd.                                   161,551    117,843       0.0%
   Merck, Ltd.                                                46,217    583,285       0.0%
   Minda Corp., Ltd.                                          27,678     47,216       0.0%
   MindTree, Ltd.                                            789,676  5,209,825       0.1%
   Mirza International, Ltd.                                  37,315     52,942       0.0%
   MOIL, Ltd.                                                 99,057    487,149       0.0%
   Monsanto India, Ltd.                                       47,843  1,682,301       0.0%
   Motilal Oswal Financial Services, Ltd.                     91,154    811,371       0.0%
   Mphasis, Ltd.                                             584,169  4,495,144       0.1%
   MPS, Ltd.                                                  31,842    333,858       0.0%
   MRF, Ltd.                                                   9,818  7,030,626       0.1%
   Muthoot Finance, Ltd.                                     411,001  2,246,867       0.1%
*  Nagarjuna Fertilizers & Chemicals, Ltd                    632,948    115,637       0.0%
   Natco Pharma, Ltd.                                        578,550  5,185,871       0.1%
   National Aluminium Co., Ltd.                            3,221,651  2,640,233       0.1%
   Nava Bharat Ventures, Ltd.                                181,310    382,146       0.0%
   Navin Fluorine International, Ltd.                          3,399    130,909       0.0%
   Navneet Education Ltd, Ltd.                               710,233  1,190,326       0.0%
   NCC, Ltd.                                               4,554,069  6,327,283       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
INDIA -- (Continued)
   Nectar Lifesciences, Ltd.                                 229,932 $  122,228       0.0%
   NESCO, Ltd.                                                40,504  1,194,962       0.0%
*  Network 18 Media & Investments, Ltd.                      202,952    128,178       0.0%
   NIIT Technologies, Ltd.                                   341,623  2,101,134       0.0%
*  NIIT, Ltd.                                                706,562    909,889       0.0%
   Nilkamal, Ltd.                                             52,492  1,307,787       0.0%
   Nitin Fire Protection Industries, Ltd.                    131,281     68,667       0.0%
   Oberoi Realty, Ltd.                                       579,456  3,125,291       0.1%
   OCL India, Ltd.                                            68,931    975,355       0.0%
   Omaxe, Ltd.                                               432,185  1,097,108       0.0%
   OnMobile Global, Ltd.                                     209,843    356,687       0.0%
   Orient Cement Ltd.                                        378,234  1,014,283       0.0%
   Orient Paper & Industries, Ltd.                           113,249    147,327       0.0%
   Oriental Bank of Commerce                                 588,747  1,136,363       0.0%
   Orissa Minerals Development Co., Ltd.                           1         36       0.0%
   Page Industries, Ltd.                                      30,296  7,468,737       0.1%
*  Parsvnath Developers, Ltd.                                242,960     50,014       0.0%
   PC Jeweller, Ltd.                                         449,200  3,433,886       0.1%
   Peninsula Land, Ltd.                                      148,773     45,917       0.0%
   Persistent Systems, Ltd.                                  267,505  2,641,058       0.1%
   Petronet LNG, Ltd.                                        969,508  5,638,624       0.1%
   Pfizer, Ltd.                                               89,525  2,467,635       0.1%
   Phoenix Mills, Ltd. (The)                                 309,840  1,755,450       0.0%
   PI Industries, Ltd.                                       433,038  5,612,989       0.1%
   Piramal Enterprises, Ltd.                                  46,046  1,245,365       0.0%
*  Polaris Consulting & Services, Ltd.                        26,690     64,386       0.0%
   Praj Industries, Ltd.                                     638,543    803,541       0.0%
   Prestige Estates Projects, Ltd.                           628,433  1,822,799       0.0%
*  Prism Cement, Ltd.                                        645,641  1,034,038       0.0%
   PTC India Financial Services, Ltd.                      1,677,018    984,499       0.0%
   PTC India, Ltd.                                         2,237,861  2,489,531       0.1%
*  Punj Lloyd, Ltd.                                           80,032     27,350       0.0%
   Puravankara Projects, Ltd.                                389,976    284,413       0.0%
   PVR, Ltd.                                                 131,694  2,413,439       0.1%
   Radico Khaitan, Ltd.                                      378,681    802,071       0.0%
   Rain Industries, Ltd.                                   1,039,970    818,042       0.0%
   Rajesh Exports, Ltd.                                       77,460    556,963       0.0%
   Rallis India, Ltd.                                        767,908  2,592,180       0.1%
   Ramco Cements, Ltd. (The)                                 573,076  5,442,853       0.1%
   Ramco Industries, Ltd.                                     28,483    110,116       0.0%
*  Ramco Systems, Ltd.                                        28,350    201,759       0.0%
   Rashtriya Chemicals & Fertilizers, Ltd.                   274,978    201,842       0.0%
   Ratnamani Metals & Tubes, Ltd.                             48,826    474,594       0.0%
*  RattanIndia Power, Ltd.                                 1,902,746    243,349       0.0%
   Raymond, Ltd.                                             255,278  2,371,032       0.1%
   Redington India, Ltd.                                   1,693,602  2,672,456       0.1%
*  REI Agro, Ltd.                                          1,801,465     17,521       0.0%
   Relaxo Footwears, Ltd.                                     91,065    594,575       0.0%
   Reliance Capital, Ltd.                                    983,665  7,610,811       0.1%
*  Reliance Communications, Ltd.                           4,294,802  3,007,856       0.1%
*  Reliance Defence and Engineering, Ltd.                  1,178,647  1,060,109       0.0%
   Reliance Infrastructure, Ltd.                           1,001,886  8,110,512       0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
INDIA -- (Continued)
   Reliance Power, Ltd.                                    5,713,399 $4,016,683       0.1%
   Repco Home Finance, Ltd.                                  120,966  1,368,421       0.0%
*  Rolta India, Ltd.                                         839,332    795,925       0.0%
*  Ruchi Soya Industries, Ltd.                               838,664    290,510       0.0%
   Rural Electrification Corp., Ltd.                         216,224    437,153       0.0%
   Sadbhav Engineering, Ltd.                                 369,912  1,557,063       0.0%
   Sanghvi Movers, Ltd.                                       32,366    134,430       0.0%
   Sanofi India, Ltd.                                         34,806  2,261,569       0.1%
   Sharda Cropchem, Ltd.                                      33,148    215,015       0.0%
   Shilpa Medicare, Ltd.                                      55,492    495,610       0.0%
   Shilpi Cable Technologies, Ltd.                            89,439    272,514       0.0%
*  Shipping Corp. of India, Ltd.                             975,179    999,966       0.0%
   Shoppers Stop, Ltd.                                        32,032    178,181       0.0%
   Shriram City Union Finance, Ltd.                           15,929    620,998       0.0%
*  Shyam Century Ferrous, Ltd.                               137,796     15,226       0.0%
   Simplex Infrastructures, Ltd.                             101,949    497,834       0.0%
   Sintex Industries, Ltd.                                 3,739,298  5,047,388       0.1%
*  SITI Cable Network, Ltd.                                1,476,323    764,630       0.0%
   SJVN, Ltd.                                              2,858,624  1,423,336       0.0%
   SKF India, Ltd.                                           128,630  2,703,028       0.1%
   Skipper, Ltd.                                               6,600     14,935       0.0%
   SML ISUZU, Ltd.                                            40,759    814,149       0.0%
   Sobha, Ltd.                                               382,591  1,623,937       0.0%
   Solar Industries India, Ltd.                              127,860  1,294,700       0.0%
   Sona Koyo Steering Systems, Ltd.                          406,619    418,373       0.0%
   Sonata Software, Ltd.                                     348,009    818,426       0.0%
   South Indian Bank, Ltd. (The)                           6,588,178  2,360,491       0.1%
   SREI Infrastructure Finance, Ltd.                       1,205,273  1,338,103       0.0%
   SRF, Ltd.                                                 194,007  5,293,416       0.1%
*  Star Ferro and Cement, Ltd.                               137,796    237,394       0.0%
   State Bank of Bikaner & Jaipur                            146,666  1,528,907       0.0%
   State Bank of Travancore                                  104,431    856,243       0.0%
*  Steel Authority of India, Ltd.                          1,001,996    780,902       0.0%
   Sterlite Technologies, Ltd.                             1,319,184  2,092,682       0.0%
   Strides Arcolab, Ltd.                                     353,724  5,526,291       0.1%
   Sun TV Network, Ltd.                                      465,140  3,814,044       0.1%
   Sundaram Finance, Ltd.                                     49,927  1,041,820       0.0%
   Sundaram-Clayton, Ltd.                                      3,890    199,130       0.0%
   Sundram Fasteners, Ltd.                                   656,684  3,174,836       0.1%
   Sunteck Realty, Ltd.                                        7,106     31,458       0.0%
   Suprajit Engineering, Ltd.                                 75,657    240,382       0.0%
   Supreme Industries, Ltd.                                  306,783  4,120,509       0.1%
   Supreme Petrochem, Ltd.                                   121,672    421,413       0.0%
   Suven Life Sciences, Ltd.                                  79,826    230,259       0.0%
*  Suzlon Energy, Ltd.                                     7,287,806  1,688,716       0.0%
   Swaraj Engines, Ltd.                                       15,706    323,870       0.0%
   Symphony, Ltd.                                             34,408    658,732       0.0%
*  Syndicate Bank                                          1,354,916  1,495,673       0.0%
   TAKE Solutions, Ltd.                                      380,390    929,785       0.0%
   Tamil Nadu Newsprint & Papers, Ltd.                       173,348    972,059       0.0%
   Tata Chemicals, Ltd.                                      600,945  4,880,204       0.1%
   Tata Communications, Ltd.                                 796,707  7,542,570       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
INDIA -- (Continued)
   Tata Elxsi, Ltd.                                           199,537 $ 3,881,037       0.1%
   Tata Global Beverages, Ltd.                              3,132,304   6,533,771       0.1%
   Tata Sponge Iron, Ltd.                                      21,337     190,700       0.0%
*  Tata Teleservices Maharashtra, Ltd.                      4,512,759     486,573       0.0%
*  TCI Express, Ltd.                                          123,000     526,721       0.0%
   Techno Electric & Engineering Co., Ltd.                    256,618   1,216,383       0.0%
   Texmaco Rail & Engineering, Ltd.                           333,325     557,096       0.0%
   Thermax, Ltd.                                              300,916   3,851,104       0.1%
   Tide Water Oil Co India, Ltd.                                2,638     246,254       0.0%
   Time Technoplast, Ltd.                                     461,614     670,960       0.0%
   Timken India, Ltd.                                         193,866   1,711,205       0.0%
   Titagarh Wagons, Ltd.                                      498,450     870,986       0.0%
   Torrent Power, Ltd.                                      1,124,547   2,925,288       0.1%
   Transport Corp. of India, Ltd.                             245,999     682,043       0.0%
   Trent, Ltd.                                                449,150   1,372,621       0.0%
*  Triveni Engineering & Industries, Ltd.                     302,068     275,810       0.0%
   Triveni Turbine, Ltd.                                      537,334   1,026,077       0.0%
   TTK Prestige, Ltd.                                          42,623   4,082,857       0.1%
   Tube Investments of India, Ltd.                            517,575   5,026,608       0.1%
*  TV18 Broadcast, Ltd.                                     4,850,693   3,270,735       0.1%
   TVS Motor Co., Ltd.                                      2,133,665  13,107,680       0.2%
*  UCO Bank                                                 1,352,675     710,555       0.0%
   Uflex, Ltd.                                                232,965   1,114,203       0.0%
   UFO Moviez India, Ltd.                                      10,481      75,633       0.0%
   Unichem Laboratories, Ltd.                                 348,803   1,510,353       0.0%
   Union Bank of India                                      1,530,702   3,358,995       0.1%
*  Unitech, Ltd.                                           12,950,453   1,188,832       0.0%
   UPL, Ltd.                                                  206,926   2,153,578       0.0%
   V-Guard Industries, Ltd.                                   973,690   3,077,835       0.1%
   VA Tech Wabag, Ltd.                                        268,108   2,038,406       0.0%
   Vakrangee, Ltd.                                            933,077   3,522,956       0.1%
   Vardhman Textiles, Ltd.                                    169,995   2,893,944       0.1%
   Vesuvius India, Ltd.                                         1,802      32,151       0.0%
*  Videocon Industries, Ltd.                                  981,282   1,529,487       0.0%
*  Vijaya Bank                                              2,025,328   1,329,235       0.0%
   Vinati Organics, Ltd.                                       17,547     155,050       0.0%
   VIP Industries, Ltd.                                       835,829   1,829,482       0.0%
   Voltas, Ltd.                                             1,331,035   7,676,902       0.1%
   VST Industries, Ltd.                                        26,993     953,564       0.0%
   VST Tillers Tractors, Ltd.                                   2,474      71,803       0.0%
   WABCO India, Ltd.                                           25,942   2,236,489       0.0%
   Welspun Corp., Ltd.                                        803,609     866,076       0.0%
*  Welspun Enterprises, Ltd.                                  423,792     405,698       0.0%
   Welspun India, Ltd.                                      2,255,859   1,975,205       0.0%
   Wheels India, Ltd.                                           1,361      26,352       0.0%
*  Whirlpool of India, Ltd.                                    44,021     754,509       0.0%
*  Wockhardt, Ltd.                                            192,217   2,506,478       0.1%
   Wonderla Holidays, Ltd.                                      7,593      45,156       0.0%
   Zensar Technologies, Ltd.                                  122,278   1,697,201       0.0%
*  Zuari Agro Chemicals, Ltd.                                  16,783      60,417       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                             SHARES      VALUE++    OF NET ASSETS**
                                                           ----------- ------------ ---------------
INDIA -- (Continued)
   Zydus Wellness, Ltd.                                        109,622 $  1,441,433       0.0%
                                                                       ------------      ----
TOTAL INDIA                                                             832,255,002      15.1%
                                                                       ------------      ----
INDONESIA -- (3.3%)
   Ace Hardware Indonesia Tbk PT                            55,426,300    3,628,466       0.1%
   Acset Indonusa Tbk PT                                        65,000       15,406       0.0%
   Adaro Energy Tbk PT                                       1,664,300      202,047       0.0%
   Adhi Karya Persero Tbk PT                                30,152,288    5,236,835       0.1%
*  Agung Podomoro Land Tbk PT                               87,141,500    1,922,729       0.0%
   AKR Corporindo Tbk PT                                     4,870,300    2,643,753       0.1%
*  Alam Sutera Realty Tbk PT                                96,434,500    3,310,880       0.1%
*  Aneka Tambang Persero Tbk PT                            101,224,438    6,947,234       0.1%
   Arwana Citramulia Tbk PT                                 29,196,500    1,364,535       0.0%
   Asahimas Flat Glass Tbk PT                                  983,000      506,768       0.0%
   Astra Agro Lestari Tbk PT                                   628,100      733,866       0.0%
   Astra Graphia Tbk PT                                      2,211,000      340,930       0.0%
*  Asuransi Kresna Mitra Tbk PT                                347,600       11,936       0.0%
*  Bakrie and Brothers Tbk PT                              177,337,600      679,559       0.0%
*  Bakrie Sumatera Plantations Tbk PT                       48,428,800      185,579       0.0%
*  Bakrie Telecom Tbk PT                                    80,514,398       61,706       0.0%
*  Bakrieland Development Tbk PT                            49,062,573      188,008       0.0%
   Bank Bukopin Tbk                                         38,103,466    2,014,526       0.1%
*  Bank Maybank Indonesia Tbk PT                               464,100       13,023       0.0%
*  Bank Pan Indonesia Tbk PT                                22,715,500    1,391,776       0.0%
   Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT     32,686,900    3,982,941       0.1%
   Bank Pembangunan Daerah Jawa Timur Tbk PT                13,573,400      556,340       0.0%
*  Bank Permata Tbk PT                                      22,093,600      974,224       0.0%
   Bank Tabungan Negara Persero Tbk PT                      63,983,449    9,358,823       0.2%
*  Bank Tabungan Pensiunan Nasional Tbk PT                     149,700       32,908       0.0%
*  Bank Windu Kentjana International Tbk                     8,745,800      117,549       0.0%
*  Barito Pacific Tbk PT                                    11,454,200    1,246,582       0.0%
   Bekasi Fajar Industrial Estate Tbk PT                    43,809,700    1,045,701       0.0%
*  Benakat Integra Tbk PT                                  144,968,700      555,643       0.0%
*  Berau Coal Energy Tbk PT                                 40,089,600       47,239       0.0%
*  Berlian Laju Tanker Tbk PT                               35,106,366           --       0.0%
   BISI International Tbk PT                                15,950,900    2,442,297       0.1%
   Blue Bird Tbk PT                                          1,196,300      256,546       0.0%
*  Bumi Resources Tbk PT                                    70,558,100    1,157,187       0.0%
*  Bumi Teknokultura Unggul Tbk PT                           4,866,900      354,779       0.0%
   Catur Sentosa Adiprana Tbk PT                             2,970,000      114,925       0.0%
   Ciputra Development Tbk PT                               70,678,997    8,553,078       0.2%
   Ciputra Property Tbk PT                                  34,358,452    2,003,056       0.1%
   Ciputra Surya Tbk PT                                      8,092,953    1,888,315       0.0%
*  Citra Marga Nusaphala Persada Tbk PT                     15,462,675    1,797,306       0.0%
*  Clipan Finance Indonesia Tbk PT                           1,482,000       28,411       0.0%
*  Darma Henwa Tbk PT                                       44,204,800      189,720       0.0%
*  Davomas Abadi Tbk PT                                     11,631,700           --       0.0%
*  Delta Dunia Makmur Tbk PT                                15,842,900      580,645       0.0%
   Dharma Satya Nusantara Tbk PT                             1,751,000       53,417       0.0%
*  Eagle High Plantations Tbk PT                            94,267,600    1,377,976       0.0%
   Elnusa Tbk PT                                            37,533,200    1,299,901       0.0%
*  Energi Mega Persada Tbk PT                              235,782,700      903,521       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ----------- ---------- ---------------
INDONESIA -- (Continued)
   Erajaya Swasembada Tbk PT                                13,155,200 $  659,563       0.0%
*  Eureka Prima Jakarta Tbk PT                              11,597,800     87,157       0.0%
*  Ever Shine Textile Tbk PT                                 3,654,640     31,090       0.0%
   Fajar Surya Wisesa Tbk PT                                   725,900    161,830       0.0%
*  Gajah Tunggal Tbk PT                                     18,306,100  1,750,258       0.0%
*  Garuda Indonesia Persero Tbk PT                          38,797,149  1,117,714       0.0%
   Global Mediacom Tbk PT                                   39,701,000  2,583,482       0.1%
*  Hanson International Tbk PT                             271,438,900  2,909,263       0.1%
*  Harum Energy Tbk PT                                       8,643,000  1,316,228       0.0%
   Hexindo Adiperkasa Tbk PT                                   508,500    131,284       0.0%
   Holcim Indonesia Tbk PT                                   6,399,300    473,255       0.0%
   Indah Kiat Pulp & Paper Corp. Tbk PT                     22,194,700  1,803,203       0.0%
*  Indika Energy Tbk PT                                      6,817,000    342,432       0.0%
   Indo Tambangraya Megah Tbk PT                             3,117,200  3,421,396       0.1%
*  Indo-Rama Synthetics Tbk PT                                 135,700      7,754       0.0%
   Indomobil Sukses Internasional Tbk PT                        33,000      3,340       0.0%
   Industri Jamu Dan Farmasi Sido Muncul Tbk PT             14,495,400    626,843       0.0%
*  Inovisi Infracom Tbk PT                                   1,806,467      3,037       0.0%
   Intiland Development Tbk PT                              64,223,432  2,831,962       0.1%
   Japfa Comfeed Indonesia Tbk PT                           41,464,200  5,984,075       0.1%
   Jaya Real Property Tbk PT                                10,131,400    701,484       0.0%
*  Kawasan Industri Jababeka Tbk PT                        166,302,079  3,822,601       0.1%
*  Krakatau Steel Persero Tbk PT                            26,049,500  1,317,661       0.0%
   Link Net Tbk PT                                           3,114,700  1,193,385       0.0%
*  Lippo Cikarang Tbk PT                                     4,298,600  1,993,141       0.0%
   Lippo Karawaci Tbk PT                                    37,267,500  2,577,899       0.1%
*  Malindo Feedmill Tbk PT                                   7,226,400  1,004,879       0.0%
   Matahari Putra Prima Tbk PT                              10,331,828  1,427,862       0.0%
*  Medco Energi Internasional Tbk PT                        14,956,600  1,498,015       0.0%
   Media Nusantara Citra Tbk PT                              7,213,500  1,160,254       0.0%
*  Mitra Adiperkasa Tbk PT                                   7,927,400  3,341,168       0.1%
   Mitra Pinasthika Mustika Tbk PT                           4,326,800    242,655       0.0%
*  MNC Investama Tbk PT                                    180,626,800  1,909,345       0.0%
*  MNC Sky Vision Tbk PT                                     1,540,200    116,277       0.0%
*  Modernland Realty Tbk PT                                 83,602,800  2,345,464       0.1%
*  Multipolar Tbk PT                                        62,638,500  1,831,162       0.0%
*  Multistrada Arah Sarana Tbk PT                            6,288,800     92,774       0.0%
   Nippon Indosari Corpindo Tbk PT                          17,649,400  2,238,925       0.1%
*  Nirvana Development Tbk PT                               16,367,300    122,996       0.0%
*  Nusantara Infrastructure Tbk PT                         118,938,800  1,212,678       0.0%
   Pabrik Kertas Tjiwi Kimia Tbk PT                          1,245,900     75,832       0.0%
*  Pacific Strategic Financial Tbk PT                        8,023,600    159,754       0.0%
   Pakuwon Jati Tbk PT                                       8,341,500    460,235       0.0%
   Pan Brothers Tbk PT                                      38,227,100  1,271,088       0.0%
*  Panin Financial Tbk PT                                  180,348,000  2,639,762       0.1%
   Panin Sekuritas Tbk PT                                       31,500      9,058       0.0%
*  Paninvest Tbk PT                                          8,124,500    435,808       0.0%
   Pembangunan Perumahan Persero Tbk PT                     17,817,900  5,619,435       0.1%
   Perusahaan Perkebunan London Sumatra Indonesia Tbk PT    35,168,600  4,106,338       0.1%
   PP Properti Tbk PT                                       10,387,000  1,076,462       0.0%
   Ramayana Lestari Sentosa Tbk PT                          36,237,000  3,803,492       0.1%
   Resource Alam Indonesia Tbk PT                              491,200     57,514       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                             SHARES      VALUE++    OF NET ASSETS**
                                                           ----------- ------------ ---------------
INDONESIA -- (Continued)
   Salim Ivomas Pratama Tbk PT                              35,689,900 $  1,367,579       0.0%
   Samindo Resources Tbk PT                                    419,450       22,502       0.0%
   Sampoerna Agro PT                                         6,143,100      901,323       0.0%
   Sawit Sumbermas Sarana Tbk PT                            34,100,400    3,972,119       0.1%
*  Sekawan Intipratama Tbk PT                                9,367,900        7,180       0.0%
   Selamat Sempurna Tbk PT                                   5,514,200    1,916,211       0.0%
   Semen Baturaja Persero Tbk PT                            26,614,600    4,025,746       0.1%
   Sentul City Tbk PT                                      270,892,300    1,890,045       0.0%
*  Sigmagold Inti Perkasa Tbk PT                            18,070,700      157,883       0.0%
*  Siloam International Hospitals Tbk PT                     2,491,600    1,982,031       0.0%
*  Sinar Mas Agro Resources & Technology Tbk PT              1,037,460      358,490       0.0%
   Sri Rejeki Isman Tbk PT                                 117,436,931    2,284,626       0.1%
   Steel Pipe Industry of Indonesia PT                       5,809,800      106,030       0.0%
*  Sugih Energy Tbk PT                                     162,320,200      622,012       0.0%
   Summarecon Agung Tbk PT                                  33,005,364    4,169,270       0.1%
*  Surabaya Agung Industri Pulp & Kertas Tbk PT                 64,500           --       0.0%
*  Surya Dumai Industries Tbk                                3,298,500           --       0.0%
   Surya Semesta Internusa Tbk PT                           41,987,600    1,816,207       0.0%
*  Suryainti Permata Tbk PT                                  7,252,000           --       0.0%
   Tambang Batubara Bukit Asam Persero Tbk PT                5,646,500    5,152,177       0.1%
   Tempo Scan Pacific Tbk PT                                 1,225,200      201,835       0.0%
*  Texmaco Jaya Tbk PT                                          93,000           --       0.0%
*  Tiga Pilar Sejahtera Food Tbk                            19,616,600    3,123,445       0.1%
   Timah Persero Tbk PT                                     33,440,314    2,383,132       0.1%
   Tiphone Mobile Indonesia Tbk PT                          22,344,300    1,189,828       0.0%
   Total Bangun Persada Tbk PT                              16,441,300    1,088,172       0.0%
   Tower Bersama Infrastructure Tbk PT                         563,600      258,003       0.0%
   Trias Sentosa Tbk PT                                     34,049,500      628,711       0.0%
*  Trimegah Securities Tbk PT                                1,374,300        7,053       0.0%
*  Truba Alam Manunggal Engineering PT                      21,316,500       16,337       0.0%
   Tunas Baru Lampung Tbk PT                                15,826,700    1,358,347       0.0%
   Tunas Ridean Tbk PT                                      12,965,700    1,390,758       0.0%
*  Ultrajaya Milk Industry & Trading Co. Tbk PT              3,657,400    1,328,008       0.0%
*  Unggul Indah Cahaya Tbk PT                                   48,239        6,182       0.0%
*  Vale Indonesia Tbk PT                                    18,821,900    3,924,810       0.1%
*  Visi Media Asia Tbk PT                                   55,056,100    1,071,066       0.0%
   Wijaya Karya Beton Tbk PT                                16,220,900    1,104,731       0.0%
   Wijaya Karya Persero Tbk PT                              16,460,000    3,242,103       0.1%
*  XL Axiata Tbk PT                                          1,910,500      322,125       0.0%
                                                                       ------------       ---
TOTAL INDONESIA                                                         201,825,238       3.6%
                                                                       ------------       ---
MALAYSIA -- (3.9%)
   7-Eleven Malaysia Holdings Bhd Class B                      574,000      238,044       0.0%
*  Adventa Bhd                                                   4,600          828       0.0%
#  Aeon Co. M Bhd                                            4,094,700    2,758,670       0.1%
#  Aeon Credit Service M Bhd                                   150,000      526,816       0.0%
   Affin Holdings Bhd                                        1,512,020      792,502       0.0%
#  AirAsia Bhd                                               5,660,200    3,736,958       0.1%
#* AirAsia X Bhd                                             9,543,100      955,011       0.0%
   Ajinomoto Malaysia Bhd                                       15,200       49,238       0.0%
#* Alam Maritim Resources Bhd                                3,698,500      228,678       0.0%
   Alliance Financial Group Bhd                                701,200      667,018       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
MALAYSIA -- (Continued)
   Allianz Malaysia Bhd                                        64,200 $  155,121       0.0%
   Amway Malaysia Holdings Bhd                                399,300    779,812       0.0%
#  Ann Joo Resources Bhd                                      787,050    397,751       0.0%
*  Anson Perdana Bhd                                           10,000         --       0.0%
   APM Automotive Holdings Bhd                                256,900    207,203       0.0%
*  Barakah Offshore Petroleum Bhd                           1,884,200    305,021       0.0%
   Benalec Holdings Bhd                                     6,159,000    564,736       0.0%
   Berjaya Assets Bhd                                         848,300    161,765       0.0%
   Berjaya Auto Bhd                                         4,053,800  2,201,417       0.1%
   Berjaya Corp. Bhd                                       26,060,900  2,017,890       0.1%
   Berjaya Food Bhd                                           152,600     64,685       0.0%
*  Berjaya Land Bhd                                         3,734,000    534,380       0.0%
   Berjaya Sports Toto Bhd                                  2,392,667  1,819,351       0.0%
   BIMB Holdings Bhd                                        1,170,808  1,228,359       0.0%
   Bina Darulaman Bhd                                         195,000     30,663       0.0%
   Bintulu Port Holdings Bhd                                   25,900     41,581       0.0%
   BLD Plantation Bhd                                          21,400     43,667       0.0%
   Bonia Corp. Bhd                                          1,427,000    210,927       0.0%
#  Boustead Holdings Bhd                                    2,286,428  1,193,452       0.0%
#  Boustead Plantations Bhd                                   336,400    119,427       0.0%
#* Bumi Armada Bhd                                         13,382,700  2,243,971       0.1%
#  Bursa Malaysia Bhd                                       3,739,900  7,709,488       0.2%
#  Cahya Mata Sarawak Bhd                                   3,362,500  3,078,186       0.1%
   Can-One Bhd                                                435,800    358,081       0.0%
#  Carlsberg Brewery Malaysia Bhd Class B                   1,150,900  3,998,989       0.1%
*  Carotech Bhd                                               230,650        220       0.0%
   CB Industrial Product Holding Bhd                        2,940,340  1,393,696       0.0%
   Chin Teck Plantations Bhd                                   33,000     61,752       0.0%
   Coastal Contracts Bhd                                    2,541,666    926,415       0.0%
   Crescendo Corp. Bhd                                         19,900      7,164       0.0%
   CSC Steel Holdings Bhd                                     555,500    277,956       0.0%
   Cypark Resources Bhd                                     1,253,500    665,946       0.0%
*  D&O Green Technologies Bhd                                 149,900     11,957       0.0%
   Daibochi Plastic & Packaging Industry Bhd                  110,880     58,098       0.0%
#  Datasonic Group Bhd                                      3,340,500  1,138,129       0.0%
*  Datuk Keramik Holdings Bhd                                  24,000         --       0.0%
*  Daya Materials Bhd                                      12,728,700    197,075       0.0%
#* Dayang Enterprise Holdings Bhd                           2,789,596    570,154       0.0%
*  Destinii Bhd                                               466,400     95,054       0.0%
   DKSH Holdings Malaysia Bhd                                 119,000    176,962       0.0%
   DRB-Hicom Bhd                                            8,799,100  2,663,036       0.1%
   Dutch Lady Milk Industries Bhd                             136,700  1,913,234       0.1%
#  Eastern & Oriental Bhd                                   7,220,347  2,701,955       0.1%
*  Eco World Development Group Bhd                          3,417,300  1,106,983       0.0%
   Econpile Holldings Bhd                                     473,200    217,558       0.0%
   Ekovest BHD                                                339,200    176,899       0.0%
#  Evergreen Fibreboard Bhd                                 5,840,550  1,461,542       0.0%
   FAR East Holdings Bhd                                       61,500    115,079       0.0%
   Felda Global Ventures Holdings Bhd                       3,643,500  1,744,803       0.0%
*  Fountain View Development Bhd                              808,200         --       0.0%
   Gadang Holdings Bhd                                        646,200    436,926       0.0%
   Gas Malaysia Bhd                                           409,200    250,611       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
MALAYSIA -- (Continued)
   GD Express Carrier Bhd                                      49,286 $   19,844       0.0%
   George Kent Malaysia Bhd                                   343,500    203,004       0.0%
   Global Oriental Bhd                                        766,800     59,402       0.0%
#  Globetronics Technology Bhd                              1,817,860  1,581,036       0.0%
   Glomac Bhd                                               2,854,800    525,680       0.0%
*  Golden Plus Holding Bhd                                    216,000         --       0.0%
   Goldis Bhd                                                 604,277    375,207       0.0%
   GuocoLand Malaysia Bhd                                   1,535,500    442,089       0.0%
   Hai-O Enterprise Bhd                                       694,080    661,711       0.0%
#  HAP Seng Consolidated Bhd                                2,021,140  3,755,048       0.1%
   Hap Seng Plantations Holdings Bhd                        1,606,900    926,532       0.0%
#  Heineken Malaysia Bhd                                      871,100  3,566,480       0.1%
   HeveaBoard Bhd                                             343,200    110,258       0.0%
   Hiap Teck Venture Bhd                                      999,700     82,066       0.0%
*  Hibiscus Petroleum Bhd                                     381,400     26,723       0.0%
#  Hock Seng LEE BHD                                        1,539,316    638,669       0.0%
#  Hong Leong Industries Bhd                                  707,800  1,682,637       0.0%
   Hovid Bhd                                                3,670,800    332,362       0.0%
   Hua Yang Bhd                                             1,953,866    567,830       0.0%
#  Hume Industries Bhd                                        281,872    214,377       0.0%
   Hup Seng Industries Bhd                                  1,433,633    423,868       0.0%
   I-Bhd                                                    2,682,700    399,407       0.0%
   IFCA MSC Bhd                                             2,812,900    287,771       0.0%
   IJM Plantations Bhd                                      1,755,200  1,549,398       0.0%
#  Inari Amertron Bhd                                       3,744,265  2,990,002       0.1%
   Inch Kenneth Kajang Rubber P.L.C.                        1,045,300    172,456       0.0%
   Insas Bhd                                                5,151,681    895,814       0.0%
*  Iris Corp. Bhd                                          12,817,700    503,633       0.0%
#* Iskandar Waterfront City Bhd                             3,063,100    663,336       0.0%
*  JAKS Resources Bhd                                       3,430,900    850,527       0.0%
   Jaya Tiasa Holdings Bhd                                  2,906,327    961,416       0.0%
#  JCY International Bhd                                    3,967,600    496,035       0.0%
*  K&N Kenanga Holdings Bhd                                 1,871,360    216,355       0.0%
#  Karex Bhd                                                1,586,049    921,735       0.0%
   Keck Seng Malaysia Bhd                                     847,250    969,237       0.0%
   Kian JOO CAN Factory Bhd                                 1,818,380  1,218,089       0.0%
   Kim Loong Resources Bhd                                    308,960    242,912       0.0%
#  Kimlun Corp. Bhd                                           684,174    346,912       0.0%
#* KNM Group Bhd                                           16,121,380  1,532,323       0.0%
#  Kossan Rubber Industries                                 4,046,900  6,509,601       0.1%
#  KPJ Healthcare Bhd                                       6,462,625  6,470,417       0.1%
*  Kretam Holdings Bhd                                      3,550,900    452,556       0.0%
#  KSL Holdings Bhd                                         5,205,118  1,376,416       0.0%
*  Kumpulan Europlus Bhd                                      406,000     86,557       0.0%
   Kumpulan Fima Bhd                                          880,850    377,717       0.0%
   Kumpulan Perangsang Selangor Bhd                         2,341,100    741,252       0.0%
*  Kwantas Corp. Bhd                                          380,200    135,218       0.0%
   Lafarge Malaysia Bhd                                         6,100     11,769       0.0%
   Land & General Bhd                                       8,740,800    781,227       0.0%
*  Landmarks Bhd                                            1,775,200    321,189       0.0%
#  LBS Bina Group Bhd                                       2,747,700  1,139,727       0.0%
   Lingkaran Trans Kota Holdings Bhd                        1,014,000  1,425,172       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
MALAYSIA -- (Continued)
*  Lion Industries Corp. Bhd                                  145,500 $   14,590       0.0%
#  LPI Capital Bhd                                            215,670    864,634       0.0%
   Magni-Tech Industries Bhd                                   23,600     23,735       0.0%
#  Magnum Bhd                                               4,584,300  2,523,188       0.1%
   Mah Sing Group Bhd                                      12,864,787  4,687,082       0.1%
   Malayan Flour Mills Bhd                                  1,751,450    604,915       0.0%
   Malaysia Building Society Bhd                            8,705,162  1,897,759       0.1%
#* Malaysia Marine and Heavy Engineering Holdings Bhd       3,177,300    755,476       0.0%
#* Malaysian Bulk Carriers Bhd                              2,970,000    533,977       0.0%
#  Malaysian Pacific Industries Bhd                           782,313  1,474,615       0.0%
#  Malaysian Resources Corp. Bhd                           11,294,249  3,631,697       0.1%
   Malton Bhd                                                 930,100    144,214       0.0%
*  Mancon Bhd                                                  12,000         --       0.0%
   Matrix Concepts Holdings Bhd                             2,150,067  1,327,181       0.0%
#  MBM Resources Bhd                                        1,460,796    894,171       0.0%
   Media Chinese International, Ltd.                        3,771,300    615,224       0.0%
   Media Prima Bhd                                          7,456,803  2,135,013       0.1%
   Mega First Corp. Bhd                                       556,300    306,397       0.0%
*  Mems Technology Bhd                                      1,917,000         --       0.0%
#  Mitrajaya Holdings Bhd                                   2,130,500    695,276       0.0%
   MK Land Holdings Bhd                                     3,019,200    216,101       0.0%
#  MKH Bhd                                                  1,776,790  1,173,637       0.0%
   MMC Corp. Bhd                                              427,200    243,577       0.0%
*  MNRB Holdings Bhd                                          822,500    619,466       0.0%
#* MPHB Capital Bhd                                         1,265,200    400,857       0.0%
*  Mudajaya Group Bhd                                       2,123,966    490,468       0.0%
   Muhibbah Engineering M Bhd                               3,331,650  1,824,426       0.0%
#* Mulpha International Bhd                                15,624,800    781,583       0.0%
#  My EG Services Bhd                                      13,131,900  7,624,306       0.2%
#* Naim Holdings Bhd                                        1,751,900    647,712       0.0%
*  Nikko Electronics Bhd                                       36,600         --       0.0%
   NTPM Holdings Bhd                                          640,000    128,108       0.0%
   OCK Group Bhd                                            1,075,300    208,781       0.0%
   Oldtown Bhd                                              2,211,650  1,032,744       0.0%
   Oriental Holdings Bhd                                      240,900    400,258       0.0%
   OSK Holdings Bhd                                         5,407,570  1,947,254       0.1%
   Pacific & Orient Bhd                                       205,000     63,519       0.0%
#  Padini Holdings Bhd                                      4,458,400  3,006,742       0.1%
   Panasonic Manufacturing Malaysia Bhd                       157,684  1,390,436       0.0%
*  Panglobal Bhd                                               14,000         --       0.0%
   Pantech Group Holdings Bhd                               1,685,109    222,757       0.0%
   Paramount Corp. Bhd                                        410,525    140,644       0.0%
#* Parkson Holdings Bhd                                     4,700,647    845,781       0.0%
*  Perisai Petroleum Teknologi Bhd                          8,013,100     76,313       0.0%
#  PESTECH International Bhd                                  924,200    372,302       0.0%
   Petron Malaysia Refining & Marketing Bhd                    28,100     28,322       0.0%
#  Pharmaniaga Bhd                                            709,060    937,930       0.0%
   Pie Industrial Bhd                                         932,100    433,393       0.0%
   Pos Malaysia Bhd                                         3,078,300  2,935,030       0.1%
   Power Root Bhd                                             189,500     94,315       0.0%
#  Press Metal Bhd                                          3,826,700  3,976,080       0.1%
#  Prestariang Bhd                                          2,146,600  1,150,539       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
MALAYSIA -- (Continued)
*  Prime Utilities Bhd                                          3,000 $       --       0.0%
   Protasco Bhd                                             1,993,000    755,573       0.0%
#  Puncak Niaga Holdings Bhd                                1,730,720    448,851       0.0%
   QL Resources Bhd                                         3,995,330  4,209,797       0.1%
#* Rimbunan Sawit Bhd                                       3,525,300    428,359       0.0%
#  Salcon Bhd                                               6,443,600    944,030       0.0%
   Sam Engineering & Equipment M Bhd                           19,300     31,534       0.0%
   Sarawak Cable Bhd                                          405,600    122,647       0.0%
   Sarawak Oil Palms Bhd                                      506,260    447,376       0.0%
   Scicom MSC Bhd                                              24,100     12,386       0.0%
#  Scientex Bhd                                             1,593,924  2,475,528       0.1%
*  Scomi Energy Services Bhd                                1,180,400     46,508       0.0%
*  Scomi Group Bhd                                         10,376,100    283,073       0.0%
   SEG International Bhd                                       85,100     22,505       0.0%
   Selangor Dredging Bhd                                    1,118,200    231,550       0.0%
   Selangor Properties Bhd                                    217,400    259,142       0.0%
   Shangri-La Hotels Malaysia Bhd                             418,700    524,604       0.0%
*  Shell Refining Co. Federation of Malaya Bhd                 24,000     17,445       0.0%
   SHL Consolidated Bhd                                       246,000    173,578       0.0%
#  SKP Resources Bhd                                        1,662,500    534,715       0.0%
#  Star Media Group Bhd                                     2,042,700  1,226,553       0.0%
#* Sumatec Resources Bhd                                    9,919,300    152,726       0.0%
   Sunway Bhd                                               3,713,160  2,761,527       0.1%
   Sunway Construction Group Bhd                              419,336    166,946       0.0%
#  Supermax Corp. Bhd                                       5,273,400  2,726,201       0.1%
   Suria Capital Holdings Bhd                                 699,800    346,750       0.0%
#  Syarikat Takaful Malaysia Bhd                            2,576,100  2,606,676       0.1%
   Symphony Life Bhd                                          583,326     94,575       0.0%
   Ta Ann Holdings Bhd                                      1,719,789  1,447,794       0.0%
#  TA Enterprise Bhd                                       10,182,800  1,163,776       0.0%
   TA Global Bhd                                            9,613,540    503,784       0.0%
*  Talam Transform Bhd                                      5,646,800     52,240       0.0%
#  Taliworks Corp. Bhd                                      1,682,350    612,772       0.0%
   Tambun Indah Land Bhd                                    1,602,800    568,993       0.0%
#  TAN Chong Motor Holdings Bhd                             1,992,000    905,559       0.0%
*  Tanjung Offshore Bhd                                       164,800     12,128       0.0%
   Tasek Corp. Bhd                                             86,800    298,721       0.0%
#  TDM Bhd                                                  8,175,800  1,352,932       0.0%
#* TH Plantations Bhd                                       1,665,860    448,527       0.0%
#  Time dotCom Bhd                                          2,063,588  3,936,647       0.1%
   Tiong NAM Logistics Holdings                             1,707,100    691,323       0.0%
   TMC Life Sciences Bhd                                      356,400     80,281       0.0%
#  Top Glove Corp. Bhd                                      4,558,020  5,374,837       0.1%
   Tropicana Corp. Bhd                                      4,391,146  1,063,737       0.0%
#  TSH Resources Bhd                                        4,162,900  1,905,145       0.1%
#  Tune Protect Group Bhd                                   3,784,000  1,405,350       0.0%
   Uchi Technologies Bhd                                    1,848,100    783,509       0.0%
#  UEM Edgenta Bhd                                          3,056,000  2,442,440       0.1%
#  UEM Sunrise Bhd                                         10,750,100  2,864,659       0.1%
   UMW Holdings Bhd                                           104,400    147,899       0.0%
#* UMW Oil & Gas Corp. Bhd                                  5,300,100  1,070,110       0.0%
   Unisem M Bhd                                             3,949,890  2,398,105       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
MALAYSIA -- (Continued)
   United Malacca Bhd                                        396,150 $    526,079       0.0%
   United Plantations Bhd                                    435,200    2,893,190       0.1%
   United U-Li Corp. Bhd                                     613,900      546,102       0.0%
#  UOA Development Bhd                                     4,447,600    2,727,740       0.1%
#* Uzma Bhd                                                  900,800      358,970       0.0%
   ViTrox Corp. Bhd                                           13,200       11,733       0.0%
*  Vivocom International Holdings Bhd                        941,900       37,008       0.0%
#  VS Industry Bhd                                         6,195,630    2,094,638       0.1%
#  Wah Seong Corp. Bhd                                     2,769,369      566,843       0.0%
#  WCT Holdings Bhd                                        7,695,299    3,114,349       0.1%
   Wellcall Holdings Bhd                                   1,993,800      931,698       0.0%
   Wing Tai Malaysia Bhd                                   1,065,150      273,682       0.0%
   WTK Holdings Bhd                                        2,688,000      691,756       0.0%
#  Yinson Holdings Bhd                                     1,866,900    1,392,605       0.0%
*  YNH Property Bhd                                        3,632,788    1,353,242       0.0%
   YTL Corp. Bhd                                           1,018,333      386,096       0.0%
*  YTL Land & Development Bhd                              1,204,600      167,749       0.0%
   Zhulian Corp. Bhd                                         905,033      295,336       0.0%
                                                                     ------------       ---
TOTAL MALAYSIA                                                        237,523,653       4.3%
                                                                     ------------       ---
MEXICO -- (3.1%)
   Alpek S.A.B. de C.V.                                    3,571,730    5,317,628       0.1%
#  Alsea S.A.B. de C.V.                                    6,071,804   22,654,019       0.4%
#* Axtel S.A.B. de C.V.                                    7,758,264    1,916,888       0.0%
#  Banregio Grupo Financiero S.A.B. de C.V.                2,236,173   14,657,398       0.3%
*  Bio Pappel S.A.B. de C.V.                                 500,354      656,514       0.0%
#  Bolsa Mexicana de Valores S.A.B. de C.V.                4,824,428    7,721,229       0.1%
*  Cia Minera Autlan S.A.B. de C.V. Series B                   6,856        2,688       0.0%
#  Consorcio ARA S.A.B. de C.V. Series *                   8,857,727    3,350,762       0.1%
*  Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR     136,591    2,610,254       0.1%
*  Controladora Vuela Cia de Aviacion S.A.B. de C.V.
   Class A                                                   751,769    1,436,638       0.0%
*  Corp Interamericana de Entretenimiento S.A.B. de C.V.
   Class B                                                   960,372      914,592       0.0%
   Corp. Actinver S.A.B. de C.V.                             187,852      133,080       0.0%
#  Corp. Inmobiliaria Vesta S.A.B. de C.V.                 5,109,468    7,723,269       0.1%
*  Corp. Mexicana de Restaurantes S.A.B. de C.V.               1,323          566       0.0%
   Corp. Moctezuma S.A.B. de C.V. Series *                   861,300    2,709,306       0.1%
   Corporativo Fragua S.A.B. de C.V.                               3           34       0.0%
   Corporativo GBM S.A.B. de C.V.                             22,477       17,517       0.0%
#  Credito Real S.A.B. de C.V. SOFOM ER                    1,265,645    2,325,583       0.1%
   Cydsa S.A.B. de C.V.                                        3,875        4,868       0.0%
*  Desarrolladora Homex S.A.B. de C.V.                       297,848       29,941       0.0%
*  Empaques Ponderosa S.A. de C.V.                           206,000           --       0.0%
#* Empresas ICA S.A.B. de C.V.                             2,446,496      396,078       0.0%
*  Financiera Independencia S.A.B. de C.V. SOFOM ENR          62,171       12,170       0.0%
#* Genomma Lab Internacional S.A.B. de C.V. Class B        7,465,092    8,957,636       0.2%
   Gentera S.A.B. de C.V.                                  7,327,998   14,453,614       0.3%
#* Grupo Aeromexico S.A.B. de C.V.                         2,880,666    5,665,010       0.1%
#  Grupo Aeroportuario del Centro Norte S.A.B. de C.V.     2,202,376   12,852,340       0.2%
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR         2,587      249,982       0.0%
   Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B    230,281    3,666,026       0.1%
   Grupo Cementos de Chihuahua S.A.B. de C.V.                818,100    2,629,468       0.1%
#  Grupo Comercial Chedraui S.A. de C.V.                   2,709,861    6,027,330       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
MEXICO -- (Continued)
#  Grupo Elektra S.A.B. de C.V.                                13,970 $    193,308       0.0%
#* Grupo Famsa S.A.B. de C.V. Class A                       2,699,175    1,169,581       0.0%
#  Grupo Financiero Interacciones SA de C.V. Class O          706,913    3,459,576       0.1%
#  Grupo Herdez S.A.B. de C.V. Series *                     1,940,274    4,699,526       0.1%
   Grupo Industrial Maseca S.A.B. de C.V. Class B             592,181      720,292       0.0%
   Grupo Industrial Saltillo S.A.B. de C.V.                   280,066      560,991       0.0%
   Grupo KUO S.A.B. de C.V. Series B                          758,658    1,505,194       0.0%
*  Grupo Pochteca S.A.B. de C.V.                              585,177      284,214       0.0%
*  Grupo Posadas S.A.B. de C.V.                               198,900      499,170       0.0%
*  Grupo Qumma SA de C.V. Series B                            105,334           --       0.0%
#  Grupo Rotoplas S.A.B. de C.V.                               72,647      114,499       0.0%
   Grupo Sanborns S.A.B. de C.V.                              423,797      527,140       0.0%
#* Grupo Simec S.A.B. de C.V. Series B                      1,622,050    5,670,867       0.1%
*  Grupo Simec S.A.B. de C.V. Sponsored ADR                     5,180       54,545       0.0%
*  Grupo Sports World S.A.B. de C.V.                          583,706      521,911       0.0%
#* Hoteles City Express S.A.B. de C.V.                        874,421      898,894       0.0%
   Industrias Bachoco S.A.B. de C.V. Series B               1,340,394    5,922,951       0.1%
   Industrias Bachoco S.A.B. de C.V. Sponsored ADR             36,780    1,945,662       0.0%
#* Industrias CH S.A.B. de C.V. Series B                    2,280,755   10,775,695       0.2%
#* La Comer S.A.B. de C.V.                                  1,431,154    1,313,715       0.0%
#* Maxcom Telecomunicaciones S.A.B. de C.V.                   201,450      117,240       0.0%
   Megacable Holdings S.A.B. de C.V.                        1,429,103    5,230,694       0.1%
#* Minera Frisco S.A.B. de C.V. Class A1                    1,792,881    1,392,492       0.0%
*  OHL Mexico S.A.B. de C.V.                                3,845,479    4,512,604       0.1%
#  Organizacion Cultiba S.A.B. de C.V.                      1,165,725    1,287,164       0.0%
#  Qualitas Controladora S.A.B. de C.V.                     1,043,695    1,924,383       0.0%
#  Rassini S.A.B. de C.V.                                     118,548      550,310       0.0%
   Rassini S.A.B. De C.V. Class A                              13,050       30,283       0.0%
*  Sanluis Corp. S.A.B. de C.V.                                 4,642           --       0.0%
*  Sanluis Corp. S.A.B. de C.V. Class B                         4,642           --       0.0%
*  Sanluis Rassini S.A.P.I. de C.V. Series A                    3,300           --       0.0%
*  Savia SA Class A                                           610,700           --       0.0%
#* Telesites S.A.B. de C.V.                                 1,311,219      756,166       0.0%
#  TV Azteca S.A.B. de C.V.                                11,953,920    2,276,817       0.1%
#* Urbi Desarrollos Urbanos S.A.B. de C.V.                      2,372        2,686       0.0%
   Vitro S.A.B. de C.V. Series A                              896,390    2,952,239       0.1%
                                                                      ------------       ---
TOTAL MEXICO                                                           190,963,237       3.5%
                                                                      ------------       ---
PHILIPPINES -- (1.6%)
   A Soriano Corp.                                          3,430,211      421,360       0.0%
*  ACR Mining Corp.                                            48,205        3,341       0.0%
   Alsons Consolidated Resources, Inc.                      8,785,000      254,342       0.0%
*  Atlas Consolidated Mining & Development Corp.            6,148,000      503,659       0.0%
   Belle Corp.                                             37,835,400    2,279,600       0.1%
*  Bloomberry Resorts Corp.                                14,838,100    1,811,031       0.0%
   Cebu Air, Inc.                                           1,956,390    4,244,112       0.1%
   Cebu Holdings, Inc.                                      3,291,900      350,433       0.0%
   Century Pacific Food, Inc.                               2,668,600      920,660       0.0%
   Century Properties Group, Inc.                          26,261,151      325,222       0.0%
   China Banking Corp.                                      1,189,108      931,623       0.0%
   Cirtek Holdings Philippines Corp.                          393,700      186,978       0.0%
   COL Financial Group, Inc.                                  130,900       43,446       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ----------- ---------- ---------------
PHILIPPINES -- (Continued)
   Cosco Capital, Inc.                                      13,645,100 $2,392,480       0.1%
   D&L Industries, Inc.                                     33,384,500  7,563,463       0.1%
*  DoubleDragon Properties Corp.                             1,304,200  1,500,824       0.0%
   East West Banking Corp.                                   2,042,600    805,929       0.0%
   EEI Corp.                                                 3,744,700    556,261       0.0%
   Emperador, Inc.                                           1,121,000    167,641       0.0%
*  Empire East Land Holdings, Inc.                          19,893,000    311,785       0.0%
   Energy Development Corp.                                  8,384,100  1,021,071       0.0%
   Filinvest Development Corp.                               3,314,322    559,484       0.0%
   Filinvest Land, Inc.                                    126,433,577  4,605,133       0.1%
   First Gen Corp.                                          12,854,600  6,098,973       0.1%
   First Philippine Holdings Corp.                           2,483,420  3,555,896       0.1%
*  Global Ferronickel Holdings, Inc.                         5,573,000    140,184       0.0%
   Holcim Philippines, Inc.                                     80,600     27,655       0.0%
   Integrated Micro-Electronics, Inc.                          151,300     18,937       0.0%
   Leisure & Resorts World Corp.                             4,437,640    473,036       0.0%
*  Lepanto Consolidated Mining Co.                          43,735,455    179,890       0.0%
   Lopez Holdings Corp.                                     21,641,600  3,551,566       0.1%
   Manila Water Co., Inc.                                   10,174,400  6,357,399       0.1%
   Max's Group, Inc.                                           702,700    391,300       0.0%
*  Megawide Construction Corp.                               2,738,608    846,900       0.0%
*  Melco Crown Philippines Resorts Corp.                    13,328,700  1,183,285       0.0%
*  Metro Pacific Corp. Series A                              1,827,193         --       0.0%
   Nickel Asia Corp.                                         3,958,100    561,579       0.0%
   Pepsi-Cola Products Philippines, Inc.                    11,120,900    713,856       0.0%
   Petron Corp.                                             14,400,300  3,077,531       0.1%
   Philex Mining Corp.                                       1,516,900    257,829       0.0%
   Philippine National Bank                                  2,081,455  2,491,042       0.1%
*  Philippine National Construction Corp.                      173,000      3,283       0.0%
   Philippine Savings Bank                                     356,863    721,572       0.0%
   Philippine Stock Exchange, Inc. (The)                       121,592    640,097       0.0%
*  Philippine Townships, Inc.                                  318,732         --       0.0%
*  Philtown Properties, Inc.                                   111,562         --       0.0%
   Philweb Corp.                                             3,483,140    631,475       0.0%
   Phinma Corp.                                                131,349     30,989       0.0%
   Phinma Energy Corp.                                      13,642,000    610,785       0.0%
   Phoenix Petroleum Philippines, Inc.                         806,880     97,069       0.0%
   Premium Leisure Corp.                                    25,097,000    583,712       0.0%
   Puregold Price Club, Inc.                                 4,762,800  4,009,389       0.1%
   RFM Corp.                                                 8,856,668    787,046       0.0%
   Rizal Commercial Banking Corp.                            3,159,480  2,342,302       0.1%
   Robinsons Land Corp.                                      9,980,905  6,380,154       0.1%
   Robinsons Retail Holdings, Inc.                             555,530    886,165       0.0%
   San Miguel Pure Foods Co., Inc.                              93,790    436,094       0.0%
   Security Bank Corp.                                       1,886,288  8,586,725       0.2%
   Semirara Mining & Power Corp.                               226,310    588,694       0.0%
*  SSI Group, Inc.                                           3,206,000    182,758       0.0%
   Travellers International Hotel Group, Inc.                5,126,000    354,906       0.0%
   Union Bank of the Philippines                             1,330,721  2,059,554       0.1%
*  Universal Rightfield Property Holdings                    1,062,000         --       0.0%
*  Victorias Milling Co., Inc.                                 231,600     21,874       0.0%
   Vista Land & Lifescapes, Inc.                            48,988,400  5,288,703       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
PHILIPPINES -- (Continued)
   Xurpas, Inc.                                            2,409,600 $   578,126       0.0%
                                                                     -----------       ---
TOTAL PHILIPPINES                                                     97,508,208       1.8%
                                                                     -----------       ---
POLAND -- (1.8%)
   AB SA                                                       1,082       9,190       0.0%
#  Action SA                                                  26,708      44,271       0.0%
   Agora SA                                                  276,756     781,321       0.0%
*  Alior Bank SA                                             279,639   3,366,570       0.1%
   Amica SA                                                   26,540   1,332,013       0.0%
*  AmRest Holdings SE                                            269      17,109       0.0%
   Apator SA                                                  59,663     440,803       0.0%
   Asseco Poland SA                                          650,977   8,701,132       0.2%
#* Bioton SA                                                 676,718   1,521,191       0.0%
*  Boryszew SA                                             1,196,385   2,445,466       0.1%
   Budimex SA                                                118,692   6,158,663       0.1%
*  CD Projekt SA                                             711,662   7,228,337       0.1%
#  Ciech SA                                                  292,289   4,767,087       0.1%
*  City Interactive SA                                        11,324      80,700       0.0%
*  ComArch SA                                                  5,311     232,700       0.0%
   Dom Development SA                                          4,673      73,729       0.0%
   Elektrobudowa SA                                            8,568     218,378       0.0%
#* Emperia Holding SA                                         93,874   1,528,733       0.0%
#* Enea SA                                                   589,128   1,509,109       0.0%
   Energa SA                                                 431,335     884,520       0.0%
   Fabryki Mebli Forte SA                                    137,407   2,568,817       0.1%
*  Famur SA                                                  379,290     423,492       0.0%
*  Farmacol SA                                                50,868     661,517       0.0%
   Firma Oponiarska Debica SA                                 30,655     782,200       0.0%
#* Getin Holding SA                                        2,682,657     786,686       0.0%
#* Getin Noble Bank SA                                       994,799     332,579       0.0%
#* Globe Trade Centre SA                                      57,086     116,717       0.0%
*  Grupa Azoty Zaklady Chemiczne Police SA                    76,751     408,807       0.0%
   Grupa Kety SA                                              69,752   6,957,858       0.1%
*  Grupa Lotos SA                                            784,239   6,799,783       0.1%
*  Impexmetal SA                                           1,029,984     716,684       0.0%
#* Integer.pl SA                                              33,143     294,316       0.0%
#  Inter Cars SA                                              37,061   2,557,315       0.1%
#* Jastrzebska Spolka Weglowa SA                             268,355   4,976,810       0.1%
   Kernel Holding SA                                         437,920   7,007,569       0.1%
#  KRUK SA                                                   114,274   6,633,271       0.1%
   LC Corp. SA                                               192,664      95,719       0.0%
   Lentex SA                                                 124,367     310,915       0.0%
#* Lubelski Wegiel Bogdanka SA                                68,724   1,219,533       0.0%
*  MCI Capital SA                                            227,344     568,496       0.0%
*  Mostostal Zabrze SA                                       425,811     128,209       0.0%
   Netia SA                                                2,702,995   3,203,728       0.1%
   Neuca SA                                                   23,850   2,373,412       0.1%
   Orbis SA                                                  132,247   2,390,424       0.1%
*  Pelion SA                                                  47,515     658,881       0.0%
   Pfleiderer Group SA                                        41,809     368,328       0.0%
*  PKP Cargo SA                                               38,560     422,290       0.0%
#* Polnord SA                                                336,162     778,619       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
POLAND -- (Continued)
#* Rafako SA                                                 307,402 $    471,735       0.0%
*  Stalexport Autostrady SA                                  282,703      251,677       0.0%
   Stalprodukt SA                                              9,296    1,066,178       0.0%
*  Synthos SA                                              1,973,682    2,388,821       0.1%
*  Tauron Polska Energia SA                                5,756,680    3,890,022       0.1%
   Trakcja SA                                                392,729    1,345,426       0.0%
*  Vistula Group SA                                        1,439,663    1,283,406       0.0%
   Warsaw Stock Exchange                                     192,404    1,918,182       0.1%
   Wawel SA                                                      697      154,391       0.0%
#  Zespol Elektrowni Patnow Adamow Konin SA                   65,319      212,376       0.0%
                                                                     ------------       ---
TOTAL POLAND                                                          108,866,211       2.0%
                                                                     ------------       ---
SOUTH AFRICA -- (7.0%)
*  Adbee Rf, Ltd.                                             30,702       79,225       0.0%
#  Adcock Ingram Holdings, Ltd.                              848,818    2,945,723       0.1%
   Adcorp Holdings, Ltd.                                     896,475      901,317       0.0%
   Advtech, Ltd.                                           3,146,875    4,065,315       0.1%
   Aeci, Ltd.                                              1,085,693    8,200,083       0.2%
*  African Bank Investments, Ltd.                          5,287,877        1,983       0.0%
   African Oxygen, Ltd.                                      858,752    1,252,510       0.0%
   African Rainbow Minerals, Ltd.                            748,241    5,421,248       0.1%
   Afrimat, Ltd.                                              48,180       98,422       0.0%
   Alexander Forbes Group Holdings, Ltd.                   1,603,209      727,908       0.0%
*  Allied Electronics Corp., Ltd. Class A                     11,849        6,124       0.0%
*  ArcelorMittal South Africa, Ltd.                        1,784,999    1,528,372       0.0%
   Ascendis Health, Ltd.                                     954,248    1,922,559       0.0%
#  Assore, Ltd.                                              221,537    2,986,824       0.1%
#  Astral Foods, Ltd.                                        458,146    4,154,772       0.1%
*  Attacq, Ltd.                                            2,736,857    3,480,474       0.1%
*  Aveng, Ltd.                                             4,254,721    2,230,675       0.0%
   AVI, Ltd.                                               3,346,741   23,508,782       0.4%
   Barloworld, Ltd.                                        2,216,736   14,318,310       0.3%
   Blue Label Telecoms, Ltd.                               3,079,450    4,655,915       0.1%
   Cashbuild, Ltd.                                           212,494    6,195,607       0.1%
   Caxton and CTP Publishers and Printers, Ltd.              313,704      306,217       0.0%
   City Lodge Hotels, Ltd.                                   325,097    3,525,696       0.1%
#  Clicks Group, Ltd.                                      2,666,173   24,871,462       0.5%
   Clover Industries, Ltd.                                 1,345,179    1,736,303       0.0%
*  Consolidated Infrastructure Group, Ltd.                   664,270    1,155,098       0.0%
#  Coronation Fund Managers, Ltd.                          1,818,975    9,790,142       0.2%
   DataTec, Ltd.                                           2,060,416    6,852,456       0.1%
   Distell Group, Ltd.                                       140,363    1,722,952       0.0%
#  DRDGOLD, Ltd.                                           2,932,131    1,486,783       0.0%
   DRDGOLD, Ltd. Sponsored ADR                                 9,400       48,598       0.0%
   EOH Holdings, Ltd.                                      1,098,252   13,028,837       0.2%
#* Eqstra Holdings, Ltd.                                   3,139,032      610,041       0.0%
*  Evraz Highveld Steel and Vanadium, Ltd.                    63,001          118       0.0%
#  Exxaro Resources, Ltd.                                    979,438    7,219,211       0.1%
   Famous Brands, Ltd.                                       653,128    7,631,784       0.1%
   Foschini Group, Ltd. (The)                              1,564,234   16,079,708       0.3%
   Grand Parade Investments, Ltd.                          3,255,755      906,951       0.0%
   Grindrod, Ltd.                                          5,733,017    4,722,953       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
SOUTH AFRICA -- (Continued)
   Group Five, Ltd.                                         1,023,006 $ 1,753,954       0.0%
   Harmony Gold Mining Co., Ltd.                            1,661,807   5,158,993       0.1%
   Harmony Gold Mining Co., Ltd. Sponsored ADR              2,858,423   9,061,201       0.2%
   Holdsport, Ltd.                                            210,011     920,012       0.0%
*  Howden Africa Holdings, Ltd.                                39,220      93,287       0.0%
   Hudaco Industries, Ltd.                                    266,579   2,160,972       0.0%
*  Hulamin, Ltd.                                            1,296,594     500,863       0.0%
   Imperial Holdings, Ltd.                                    840,996  10,622,362       0.2%
   Invicta Holdings, Ltd.                                     351,408   1,448,215       0.0%
*  JCI, Ltd.                                                3,131,151          --       0.0%
   JSE, Ltd.                                                  892,197  10,394,209       0.2%
   KAP Industrial Holdings, Ltd.                            7,269,626   4,178,567       0.1%
#* Kumba Iron Ore, Ltd.                                       136,545   1,390,531       0.0%
#  Lewis Group, Ltd.                                          870,563   2,580,521       0.1%
#  Liberty Holdings, Ltd.                                     371,815   3,201,195       0.1%
   Life Healthcare Group Holdings, Ltd.                        68,161     182,099       0.0%
   Massmart Holdings, Ltd.                                    392,226   3,395,244       0.1%
   Merafe Resources, Ltd.                                  11,489,424   1,081,086       0.0%
   Metair Investments, Ltd.                                 1,296,791   1,827,678       0.0%
   Metrofile Holdings, Ltd.                                    82,524      29,257       0.0%
   MMI Holdings, Ltd.                                       2,598,631   4,353,070       0.1%
   Mpact, Ltd.                                              1,514,443   3,705,519       0.1%
   Murray & Roberts Holdings, Ltd.                          4,087,163   2,806,323       0.1%
   Mustek, Ltd.                                               270,087      94,971       0.0%
#  Nampak, Ltd.                                             5,214,254   7,271,813       0.1%
*  Net 1 UEPS Technologies, Inc.                                  776       8,420       0.0%
*  Northam Platinum, Ltd.                                   3,640,843  13,265,319       0.2%
   Oceana Group, Ltd.                                         447,176   3,808,349       0.1%
   Omnia Holdings, Ltd.                                       589,522   7,139,355       0.1%
   Peregrine Holdings, Ltd.                                 2,000,976   3,858,098       0.1%
#  Pick n Pay Stores, Ltd.                                  2,069,376  10,139,102       0.2%
#* Pinnacle Holdings, Ltd.                                  1,236,031   1,641,286       0.0%
   Pioneer Foods Group, Ltd.                                  131,409   1,583,178       0.0%
   PPC, Ltd.                                               14,500,445   5,920,463       0.1%
   PSG Group, Ltd.                                             96,945   1,513,108       0.0%
   Raubex Group, Ltd.                                       1,306,791   2,436,039       0.1%
   RCL Foods, Ltd.                                            683,713     695,962       0.0%
   Reunert, Ltd.                                            1,517,644   6,935,429       0.1%
   Rhodes Food Group Pty, Ltd.                                145,869     281,420       0.0%
*  Royal Bafokeng Platinum, Ltd.                              710,637   2,168,531       0.0%
   Santam, Ltd.                                               262,285   4,708,705       0.1%
*  Sappi, Ltd.                                              4,082,585  22,716,560       0.4%
   Sibanye Gold, Ltd.                                         962,027   2,676,133       0.1%
   SPAR Group, Ltd. (The)                                   1,141,280  16,180,895       0.3%
   Spur Corp., Ltd.                                           619,410   1,466,941       0.0%
*  Stefanutti Stocks Holdings, Ltd.                           229,540      79,580       0.0%
   Sun International, Ltd.                                  1,111,017   6,862,711       0.1%
*  Super Group, Ltd.                                        3,398,200  10,029,578       0.2%
   Telkom SA SOC, Ltd.                                      1,922,187   8,860,309       0.2%
   Tongaat Hulett, Ltd.                                     1,016,213   9,183,714       0.2%
   Transaction Capital, Ltd.                                  427,240     418,481       0.0%
   Trencor, Ltd.                                            1,369,751   2,912,793       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
SOUTH AFRICA -- (Continued)
   Tsogo Sun Holdings, Ltd.                                2,858,414 $  6,499,090       0.1%
   Wilson Bayly Holmes-Ovcon, Ltd.                           533,248    6,010,985       0.1%
                                                                     ------------       ---
TOTAL SOUTH AFRICA                                                    428,589,934       7.8%
                                                                     ------------       ---
SOUTH KOREA -- (11.8%)
#* 3S Korea Co., Ltd.                                         15,208       35,604       0.0%
   Able C&C Co., Ltd.                                         73,476    1,343,387       0.0%
#  ABOV Semiconductor Co., Ltd.                               80,566      558,525       0.0%
#  Ace Technologies Corp.                                    114,039      371,699       0.0%
#* Actoz Soft Co., Ltd.                                       38,866      435,657       0.0%
#  Advanced Nano Products Co., Ltd.                           48,240      677,041       0.0%
#* Advanced Process Systems Corp.                            138,964    3,160,576       0.1%
#  Aekyung Petrochemical Co., Ltd.                            93,320      969,025       0.0%
#  AfreecaTV Co., Ltd.                                        63,042    1,380,286       0.0%
#* Agabang&Company                                           172,528    1,119,246       0.0%
#  Ahn-Gook Pharmaceutical Co., Ltd.                          38,563      412,313       0.0%
#  Ahnlab, Inc.                                               35,578    2,001,677       0.1%
#* AJ Networks Co., Ltd.                                       7,579      206,745       0.0%
#* AJ Rent A Car Co., Ltd.                                    99,166      854,740       0.0%
#  AK Holdings, Inc.                                          30,329    1,631,301       0.1%
*  Alticast Corp.                                             73,734      269,451       0.0%
#  ALUKO Co., Ltd.                                           280,349    1,056,237       0.0%
*  ALVOGEN KOREA Co,.Ltd.                                      5,687      113,125       0.0%
#* Aminologics Co., Ltd.                                      36,345       97,443       0.0%
#* Amotech Co., Ltd.                                          53,135      801,756       0.0%
#* Anam Electronics Co., Ltd.                                778,248      787,307       0.0%
#  Anapass, Inc.                                              51,795      551,365       0.0%
#  Asia Cement Co., Ltd.                                       7,670      493,336       0.0%
#  ASIA Holdings Co., Ltd.                                    11,894    1,044,774       0.0%
#* Asia Paper Manufacturing Co., Ltd.                         33,401      569,248       0.0%
*  Asiana Airlines, Inc.                                     638,206    2,576,158       0.1%
#* AUK Corp.                                                 199,140      388,863       0.0%
#  Aurora World Corp.                                         35,290      334,117       0.0%
#  Austem Co., Ltd.                                           99,780      279,319       0.0%
#  Autech Corp.                                               57,121      648,543       0.0%
#* Automobile & PCB                                          251,614      626,518       0.0%
#  Avaco Co., Ltd.                                            68,699      359,913       0.0%
   Avatec Co., Ltd.                                            5,446       34,647       0.0%
#  Baiksan Co., Ltd.                                          72,982      567,602       0.0%
#* Barun Electronics Co., Ltd.                               377,057      551,804       0.0%
#* Barunson Entertainment & Arts Corp.                       301,311      793,198       0.0%
#* Bcworld Pharm Co., Ltd.                                    11,475      231,860       0.0%
#* BH Co., Ltd.                                               67,285      638,003       0.0%
   Binggrae Co., Ltd.                                         36,720    2,000,407       0.1%
*  BioSmart Co., Ltd.                                          6,821       27,884       0.0%
#* BIT Computer Co., Ltd.                                     77,534      399,679       0.0%
#  Bixolon Co., Ltd.                                          32,575      373,802       0.0%
#  Bluecom Co., Ltd.                                          61,445      682,611       0.0%
#* Bohae Brewery Co., Ltd.                                   411,969      448,918       0.0%
   Bookook Securities Co., Ltd.                                7,410      129,381       0.0%
#  Boryung Medience Co., Ltd.                                 43,334      602,737       0.0%
#  Boryung Pharmaceutical Co., Ltd.                           28,065    1,396,053       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                PERCENTAGE
                                                           SHARES   VALUE++   OF NET ASSETS**
                                                           ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#* Bubang Co., Ltd.                                        112,725 $  410,613       0.0%
*  BUGS Corp.                                               45,508    508,345       0.0%
#  Bukwang Pharmaceutical Co., Ltd.                        106,287  2,315,995       0.1%
   Busan City Gas Co., Ltd.                                    400     11,980       0.0%
#  BYC Co., Ltd.                                               746    284,529       0.0%
#  Byucksan Corp.                                          251,379  1,080,963       0.0%
#* C&S Asset Management Co., Ltd.                           66,579    186,536       0.0%
#* CammSys Corp.                                           252,781    646,813       0.0%
#* Capro Corp.                                             186,819    899,195       0.0%
#  Cell Biotech Co., Ltd.                                   36,280  1,436,325       0.0%
#* Celltrion Pharm, Inc.                                    73,505  1,429,741       0.0%
#* Chabiotech Co., Ltd.                                    249,745  3,008,666       0.1%
#  Changhae Ethanol Co., Ltd.                               20,369    356,404       0.0%
#* Charm Engineering Co., Ltd.                             165,382    415,818       0.0%
*  Chemtronics Co., Ltd.                                    56,211    286,089       0.0%
#* Chin Hung International, Inc.                           106,852    163,859       0.0%
#* China Great Star International, Ltd.                    380,444    431,592       0.0%
#* China Ocean Resources Co., Ltd.                         537,630    708,517       0.0%
#  Chinyang Holdings Corp.                                 110,113    334,438       0.0%
#* Choa Pharmaceutical Co.                                  49,861    185,118       0.0%
*  Chokwang Leather Co., Ltd.                                  607     20,106       0.0%
#  Chokwang Paint, Ltd.                                     44,110    438,864       0.0%
#  Chong Kun Dang Pharmaceutical Corp.                      37,461  3,026,623       0.1%
#  Chongkundang Holdings Corp.                              26,473  1,532,963       0.1%
#  Choong Ang Vaccine Laboratory                            30,626    628,050       0.0%
#  Chosun Refractories Co., Ltd.                             5,835    468,834       0.0%
#  Chungdahm Learning, Inc.                                 30,982    632,173       0.0%
#  CJ Freshway Corp.                                        41,966  1,439,437       0.0%
   CJ Hellovision Co., Ltd.                                123,154    879,000       0.0%
   CJ O Shopping Co., Ltd.                                  20,523  2,905,806       0.1%
#* CJ Seafood Corp.                                        133,941    388,795       0.0%
#  CKD Bio Corp.                                            14,076    274,506       0.0%
#* Com2uSCorp                                               52,431  4,344,181       0.1%
#  Coreana Cosmetics Co., Ltd.                             121,150    635,616       0.0%
#  Cosmax BTI, Inc.                                         86,313  3,033,091       0.1%
#  Cosmax, Inc.                                             36,688  3,697,883       0.1%
#* Cosmochemical Co., Ltd.                                  28,914    109,601       0.0%
#* COSON Co., Ltd.                                          94,960  1,115,001       0.0%
#  Crown Confectionery Co., Ltd.                            42,660  1,163,380       0.0%
#* CrucialTec Co., Ltd.                                    152,164  1,062,163       0.0%
#  CS Wind Corp.                                            25,381    548,320       0.0%
#* CTC BIO, Inc.                                            19,238    165,334       0.0%
#* CTL, Inc.                                               132,635    182,976       0.0%
#* CUROCOM Co., Ltd.                                       105,153    231,183       0.0%
#  D.I Corp.                                               150,589    625,650       0.0%
#  Dae Dong Industrial Co., Ltd.                            60,958    359,766       0.0%
   Dae Han Flour Mills Co., Ltd.                             6,234    960,695       0.0%
#  Dae Hwa Pharmaceutical Co., Ltd.                         22,883    518,155       0.0%
#  Dae Hyun Co., Ltd.                                      184,373    602,780       0.0%
#* Dae Won Chemical Co., Ltd.                              179,212    397,107       0.0%
#  Dae Won Kang Up Co., Ltd.                               122,366    552,007       0.0%
#* Dae Young Packaging Co., Ltd.                           526,420    461,535       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                PERCENTAGE
                                                           SHARES   VALUE++   OF NET ASSETS**
                                                           ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#* Dae-Il Corp.                                             81,189 $  712,589       0.0%
#* Daea TI Co., Ltd.                                       406,202    602,459       0.0%
#  Daebongls Co., Ltd.                                      38,221    410,238       0.0%
#* Daechang Co., Ltd.                                      314,932    256,165       0.0%
   Daechang Forging Co., Ltd.                                1,367     54,199       0.0%
#  Daeduck Electronics Co.                                 240,713  1,582,211       0.1%
#  Daeduck GDS Co., Ltd.                                   115,842  1,203,479       0.0%
#  Daegu Department Store                                   28,442    329,211       0.0%
#* Daehan New Pharm Co., Ltd.                               60,448  1,010,107       0.0%
   Daehan Steel Co., Ltd.                                   89,447    728,811       0.0%
*  Daeho International Corp.                                   543         --       0.0%
#  Daekyo Co., Ltd.                                        162,557  1,184,669       0.0%
#* Daekyung Machinery & Engineering Co., Ltd.              510,580    472,727       0.0%
#  Daelim B&Co Co., Ltd.                                    24,029    180,951       0.0%
#* DAEMYUNG Corp. Co., Ltd.                                126,099    187,366       0.0%
#  Daeryuk Can Co., Ltd.                                    76,198    441,496       0.0%
#  Daesang Corp.                                           140,976  3,315,592       0.1%
#  Daesang Holdings Co., Ltd.                               86,821    791,813       0.0%
#  Daesung Energy Co., Ltd.                                 26,133    147,045       0.0%
   Daesung Holdings Co., Ltd.                               26,734    215,483       0.0%
#* Daewon Cable Co., Ltd.                                  323,526    483,707       0.0%
#* Daewon Media Co., Ltd.                                   59,017    654,227       0.0%
#  Daewon Pharmaceutical Co., Ltd.                          73,762  1,097,272       0.0%
   Daewon San Up Co., Ltd.                                  53,318    385,009       0.0%
#* Daewoo Shipbuilding & Marine Engineering Co., Ltd.      676,333  2,647,998       0.1%
   Daewoong Co., Ltd.                                       19,471    748,235       0.0%
#  Daewoong Pharmaceutical Co., Ltd.                        29,521  1,758,760       0.1%
*  Dahaam E-Tec Co., Ltd.                                    2,100      6,194       0.0%
#  Daihan Pharmaceutical Co., Ltd.                          22,535    579,164       0.0%
   Daishin Securities Co., Ltd.                            272,524  2,506,134       0.1%
#* Danal Co., Ltd.                                         194,321    859,570       0.0%
#  Daou Data Corp.                                         101,485    933,333       0.0%
#  Daou Technology, Inc.                                   174,365  3,145,267       0.1%
#* Dasan Networks, Inc.                                    115,433    683,230       0.0%
#  Dawonsys Co., Ltd.                                      128,532  1,569,995       0.1%
#  Dayou Automotive Seat Technology Co., Ltd.              385,111    554,524       0.0%
#* Dayou Smart Aluminium Co., Ltd.                         352,140    315,609       0.0%
#  DCM Corp.                                                23,864    247,780       0.0%
#* Deutsch Motors, Inc.                                     86,823    316,384       0.0%
   DGB Financial Group, Inc.                               527,390  4,417,732       0.1%
#  DHP Korea Co., Ltd.                                      62,969    443,523       0.0%
   Digital Chosun Co., Ltd.                                180,541    696,965       0.0%
#* Digital Optics Co., Ltd.                                107,100    405,671       0.0%
#  Digital Power Communications Co., Ltd.                  184,508    609,089       0.0%
#* DIO Corp.                                                67,079  2,669,293       0.1%
#* Diotek Co., Ltd.                                        111,896    402,161       0.0%
#  Display Tech Co., Ltd.                                   52,616    182,877       0.0%
   DK UIL Co., Ltd.                                         26,259    249,904       0.0%
#* DMS Co., Ltd.                                           118,079    816,485       0.0%
#* DNF Co., Ltd.                                            54,892    703,833       0.0%
#  Dong A Eltek Co., Ltd.                                   54,579    989,459       0.0%
#  Dong Ah Tire & Rubber Co., Ltd.                          53,990  1,137,116       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                PERCENTAGE
                                                           SHARES   VALUE++   OF NET ASSETS**
                                                           ------- ---------- ---------------
SOUTH KOREA -- (Continued)
   Dong-A Socio Holdings Co., Ltd.                          21,487 $2,719,878       0.1%
   Dong-A ST Co., Ltd.                                      25,630  1,920,620       0.1%
#  Dong-Ah Geological Engineering Co., Ltd.                 38,763    279,613       0.0%
   Dong-Il Corp.                                             5,007    265,553       0.0%
#  Dongbang Transport Logistics Co., Ltd.                   47,053     86,164       0.0%
*  Dongbu Co., Ltd.                                        513,103    359,036       0.0%
*  Dongbu Corp.                                              7,532     69,116       0.0%
*  Dongbu HiTek Co., Ltd.                                  209,000  3,105,479       0.1%
*  Dongbu Securities Co., Ltd.                             211,577    612,922       0.0%
#* Dongbu Steel Co., Ltd.                                   12,390    138,731       0.0%
   Dongil Industries Co., Ltd.                               3,432    217,408       0.0%
#  Dongjin Semichem Co., Ltd.                              209,922  1,541,223       0.1%
*  Dongkook Industrial Co., Ltd.                            52,105    100,785       0.0%
   DongKook Pharmaceutical Co., Ltd.                        31,782  1,455,877       0.0%
#  Dongkuk Industries Co., Ltd.                            171,887    742,816       0.0%
#* Dongkuk Steel Mill Co., Ltd.                            388,492  2,772,056       0.1%
#  DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd.             178,195  1,286,419       0.0%
#  Dongsung Chemical Co., Ltd.                              17,370    313,560       0.0%
#  DONGSUNG Corp.                                          176,690    996,511       0.0%
#  Dongsung Finetec Co., Ltd.                               72,241    360,308       0.0%
#* Dongsung Pharmaceutical Co., Ltd.                        95,567    341,318       0.0%
#* Dongwha Enterprise Co., Ltd.                             13,393    408,005       0.0%
   Dongwha Pharm Co., Ltd.                                 142,298    965,223       0.0%
#  Dongwon Development Co., Ltd.                           337,298  1,345,748       0.0%
   Dongwon F&B Co., Ltd.                                     7,468  1,314,526       0.0%
#  Dongwon Industries Co., Ltd.                              9,066  2,439,591       0.1%
#  Dongwoo Co., Ltd.                                        58,857    208,309       0.0%
   Dongyang E&P, Inc.                                       31,194    364,600       0.0%
#* Dongyang Steel Pipe Co., Ltd.                           496,393    526,191       0.0%
#* Doosan Engine Co., Ltd.                                 187,669    577,863       0.0%
#* Doosan Infracore Co., Ltd.                              785,806  4,745,301       0.1%
#* Dragonfly GF Co., Ltd.                                   51,555    305,914       0.0%
   DRB Holding Co., Ltd.                                    61,263    684,548       0.0%
#  DSK Co., Ltd.                                            18,465    590,316       0.0%
#* Duk San Neolux Co., Ltd.                                 35,020    902,108       0.0%
#* Duksan Hi-Metal Co., Ltd.                                87,920    568,648       0.0%
   Duksung Co., Ltd.                                         6,488     36,554       0.0%
#  DuzonBIzon Co., Ltd.                                    127,891  2,492,548       0.1%
   DY Corp.                                                155,481    850,385       0.0%
#  e Tec E&C, Ltd.                                           8,758    751,439       0.0%
   e-Credible Co., Ltd.                                      3,132     33,801       0.0%
#  e-LITECOM Co., Ltd.                                      48,416    411,145       0.0%
#* e-Starco Co., Ltd.                                      153,747    224,991       0.0%
   E1 Corp.                                                 17,463    927,635       0.0%
#  Eagon Industrial, Ltd.                                   43,403    429,515       0.0%
#  Easy Bio, Inc.                                          259,153  1,367,808       0.0%
#* Eco Energy Holdings Co., Ltd.                            41,566    443,368       0.0%
#* Ecopro Co., Ltd.                                        108,864  1,199,478       0.0%
#  EG Corp.                                                 34,204    301,652       0.0%
#* Ehwa Technologies Information Co., Ltd.                 757,196    344,324       0.0%
#* Elcomtec Co., Ltd.                                      144,571    251,214       0.0%
#  Elentec Co., Ltd.                                        56,734    257,732       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                PERCENTAGE
                                                           SHARES   VALUE++   OF NET ASSETS**
                                                           ------- ---------- ---------------
SOUTH KOREA -- (Continued)
*  ELK Corp.                                                70,663 $  107,217       0.0%
#* EM-Tech Co., Ltd.                                        72,838    654,648       0.0%
#* Emerson Pacific, Inc.                                    37,725  1,237,617       0.0%
#* EMKOREA Co., Ltd.                                        60,585    261,968       0.0%
#* EMW Co., Ltd.                                           104,893    269,058       0.0%
#  Enex Co., Ltd.                                          240,928    499,234       0.0%
#  ENF Technology Co., Ltd.                                 65,074  1,338,233       0.0%
#  Eo Technics Co., Ltd.                                    56,766  3,120,566       0.1%
#  Estechpharma Co., Ltd.                                   56,781    576,319       0.0%
#* ESTsoft Corp.                                            39,905    278,058       0.0%
#  Eugene Corp.                                            289,702  1,165,188       0.0%
*  Eugene Investment & Securities Co., Ltd.                551,722  1,157,349       0.0%
#  Eugene Technology Co., Ltd.                             101,067  1,714,999       0.1%
#  Eusu Holdings Co., Ltd.                                  85,857    469,044       0.0%
#  EVERDIGM Corp.                                           63,661    507,810       0.0%
#* EXA E&C, Inc.                                            99,097    183,854       0.0%
#  Ezwelfare Co., Ltd.                                      15,152     95,853       0.0%
#  F&F Co., Ltd.                                            40,777    573,114       0.0%
#* Farmsco                                                 102,794  1,053,898       0.0%
#* FarmStory Co., Ltd.                                     300,829    347,881       0.0%
#* Feelux Co., Ltd.                                        135,980    400,294       0.0%
#  Fila Korea, Ltd.                                         64,315  4,899,756       0.1%
#  Fine Technix Co., Ltd.                                  141,247    337,378       0.0%
#* Finetex EnE, Inc.                                        76,593    462,302       0.0%
#* Firstec Co., Ltd.                                       164,190    491,275       0.0%
#* Foosung Co., Ltd.                                       355,339  2,409,245       0.1%
#  Fursys, Inc.                                             14,730    436,796       0.0%
#* G-SMATT GLOBAL Co., Ltd.                                 97,511  2,152,409       0.1%
#* Gamevil, Inc.                                            19,510    945,880       0.0%
#  Gaon Cable Co., Ltd.                                     21,699    382,552       0.0%
#* GeneOne Life Science, Inc.                                4,475     43,147       0.0%
#* Genic Co., Ltd.                                          29,106    435,946       0.0%
   Geumhwa PSC Co., Ltd.                                       685     22,261       0.0%
#* Gigalane Co., Ltd.                                       35,427    165,358       0.0%
#  GIIR, Inc.                                               22,387    154,199       0.0%
#* Global Display Co., Ltd.                                 62,631    184,215       0.0%
#* GNCO Co., Ltd.                                          369,175  1,524,513       0.1%
   Golfzon Co., Ltd.                                        19,813  1,166,711       0.0%
#  GOLFZONYUWONHOLDINGS Co., Ltd.                          109,600    743,456       0.0%
#* Good People Co., Ltd.                                    89,915    176,848       0.0%
#  Green Cross Holdings Corp.                               39,455    764,257       0.0%
*  Green Non-Life Insurance Co., Ltd.                       22,357         --       0.0%
#* GS Global Corp.                                         220,746    515,662       0.0%
   GS Home Shopping, Inc.                                   23,412  3,595,104       0.1%
#  Gwangju Shinsegae Co., Ltd.                               3,400    745,433       0.0%
#  Haesung Industrial Co., Ltd.                             25,164    300,674       0.0%
#* Halla Corp.                                             111,892    449,247       0.0%
#  Halla Holdings Corp.                                     55,097  3,259,170       0.1%
#  Han Kuk Carbon Co., Ltd.                                245,312  1,306,089       0.0%
#  Hana Micron, Inc.                                       120,173    536,988       0.0%
#  Hana Tour Service, Inc.                                  58,520  3,292,966       0.1%
#* Hanall Biopharma Co., Ltd.                               83,748    861,144       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                PERCENTAGE
                                                           SHARES   VALUE++   OF NET ASSETS**
                                                           ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#  Hancom, Inc.                                            110,021 $1,694,443       0.1%
#  Handok, Inc.                                             41,183    815,256       0.0%
#  Handsome Co., Ltd.                                       97,702  3,463,089       0.1%
   Hanexpress Co., Ltd.                                        384     26,429       0.0%
   Hanil Cement Co., Ltd.                                   20,816  1,350,845       0.0%
*  Hanjin Heavy Industries & Construction Co., Ltd.        446,948  1,520,781       0.1%
#* Hanjin Heavy Industries & Construction Holdings Co.,
   Ltd.                                                     83,425    379,736       0.0%
#  Hanjin Kal Corp.                                        307,775  4,541,444       0.1%
#* Hanjin P&C Co., Ltd.                                    182,350    430,917       0.0%
#  Hanjin Transportation Co., Ltd.                          57,455  1,477,088       0.0%
#* Hankook Cosmetics Manufacturing Co., Ltd.(6147398)       11,843    311,802       0.0%
*  Hankook Cosmetics Manufacturing Co., Ltd.(B5W13D9)       55,719    702,211       0.0%
   Hankook Shell Oil Co., Ltd.                               4,232  1,630,658       0.1%
*  Hankook Synthetics, Inc.                                    550         --       0.0%
   Hankuk Glass Industries, Inc.                             9,314    218,520       0.0%
#  Hankuk Paper Manufacturing Co., Ltd.                     13,942    353,864       0.0%
#  Hankuk Steel Wire Co., Ltd.                              58,735    180,791       0.0%
#  Hanla IMS Co., Ltd.                                      20,786    280,351       0.0%
#  Hanmi Semiconductor Co., Ltd.                            78,573    950,499       0.0%
#  HanmiGlobal Co., Ltd.                                    34,086    267,637       0.0%
#  Hans Biomed Corp.                                        48,649    627,305       0.0%
#  Hansae Co., Ltd.                                        119,420  2,639,082       0.1%
#  Hansae Yes24 Holdings Co., Ltd.                          63,837    584,773       0.0%
#* Hanshin Construction                                     34,744    539,440       0.0%
#  Hanshin Machinery Co.                                   181,591    407,037       0.0%
#  Hansol Chemical Co., Ltd.                                62,937  4,549,681       0.1%
#* Hansol Holdings Co., Ltd.                               393,662  2,210,344       0.1%
#* Hansol HomeDeco Co., Ltd.                               428,150    654,124       0.0%
   Hansol Paper Co., Ltd.                                   95,201  1,685,862       0.1%
#* Hansol SeenTec Co, Ltd.                                 159,401    249,205       0.0%
#* Hansol Technics Co., Ltd.                               112,938  1,491,188       0.0%
#  Hanwha Galleria Timeworld Co., Ltd.                      12,731    437,068       0.0%
   Hanwha General Insurance Co., Ltd.                      272,991  1,809,929       0.1%
#* Hanwha Investment & Securities Co., Ltd.                738,344  1,441,030       0.0%
#  Hanyang Eng Co., Ltd.                                    39,237    426,153       0.0%
   Hanyang Securities Co., Ltd.                             18,538    120,450       0.0%
#* Harim Co., Ltd.                                         189,668    740,691       0.0%
#* Harim Holdings Co., Ltd.                                195,590    683,601       0.0%
#* HB Technology Co., Ltd.                                 346,815  1,335,678       0.0%
#  Heung-A Shipping Co., Ltd.                              682,487  1,000,011       0.0%
*  Heungkuk Fire & Marine Insurance Co., Ltd.               92,139    278,235       0.0%
#  High Tech Pharm Co., Ltd.                                15,522    204,558       0.0%
   Hitejinro Holdings Co., Ltd.                             52,642    549,085       0.0%
#  HMC Investment Securities Co., Ltd.                     117,927    981,933       0.0%
#  Home Center Co., Ltd.                                   114,988    506,339       0.0%
#* Homecast Co., Ltd.                                      180,681  2,925,248       0.1%
#  HS Industries Co., Ltd.                                 232,081  1,965,077       0.1%
   HS R&A Co., Ltd.                                         23,158    657,645       0.0%
#  Huchems Fine Chemical Corp.                             153,136  3,163,521       0.1%
#  Humax Co., Ltd.                                         115,022  1,465,834       0.0%
#  Humedix Co., Ltd.                                        31,877  1,006,040       0.0%
*  Huneed Technologies                                       2,445     28,175       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                PERCENTAGE
                                                           SHARES   VALUE++   OF NET ASSETS**
                                                           ------- ---------- ---------------
SOUTH KOREA -- (Continued)
*  Huons Co., Ltd.                                          22,109 $1,134,803       0.0%
#  Huons Global Co., Ltd.                                   28,614  1,074,420       0.0%
   Husteel Co., Ltd.                                         1,286     16,405       0.0%
#  Huvis Corp.                                              99,491    622,828       0.0%
#  Huvitz Co., Ltd.                                         60,019    640,811       0.0%
   Hwa Shin Co., Ltd.                                      114,245    687,570       0.0%
   Hwacheon Machine Tool Co., Ltd.                           4,979    218,382       0.0%
#  Hwail Pharm Co., Ltd.                                    51,355    329,333       0.0%
   HwaSung Industrial Co., Ltd.                             61,184    671,373       0.0%
#  Hy-Lok Corp.                                             52,365  1,041,317       0.0%
#  Hyosung ONB Co., Ltd.                                    10,277    121,555       0.0%
#  HyosungITX Co., Ltd.                                     14,477    145,751       0.0%
*  Hyundai BNG Steel Co., Ltd.                              60,652    610,397       0.0%
#  Hyundai C&F, Inc.                                        25,222    354,338       0.0%
#* Hyundai Cement Co.                                       17,781    450,409       0.0%
   Hyundai Corp.                                            38,469    704,577       0.0%
#* Hyundai Elevator Co., Ltd.                               63,299  3,093,535       0.1%
   Hyundai Engineering Plastics Co., Ltd.                  110,768    872,527       0.0%
   Hyundai Home Shopping Network Corp.                      19,083  1,891,899       0.1%
   Hyundai Hy Communications & Networks Co., Ltd.          204,181    659,452       0.0%
#  Hyundai Livart Furniture Co., Ltd.                       78,477  1,692,979       0.1%
#* Hyundai Merchant Marine Co., Ltd.                        52,373    398,685       0.0%
#* Hyundai Mipo Dockyard Co., Ltd.                          48,721  2,980,826       0.1%
#  Hyundai Pharmaceutical Co., Ltd.                        115,806    449,725       0.0%
#* Hyundai Rotem Co., Ltd.                                  10,004    163,349       0.0%
#  HyVision System, Inc.                                    78,328    469,405       0.0%
#  i-Components Co, Ltd.                                    34,276    368,205       0.0%
#* i-SENS, Inc.                                             52,468  1,497,620       0.0%
#  I3System, Inc.                                            5,997    235,282       0.0%
#* iA, Inc.                                                230,936    887,102       0.0%
#* ICD Co., Ltd.                                            84,572  1,139,382       0.0%
#* IHQ, Inc.                                               399,010    689,244       0.0%
#  Il Dong Holdings Co., Ltd.                               18,887    449,745       0.0%
#* IL Dong Pharmaceutical Co., Ltd.                         46,664    717,751       0.0%
   Ilji Technology Co., Ltd.                                10,190     65,016       0.0%
#* Iljin Display Co., Ltd.                                 115,139    413,610       0.0%
#  Iljin Electric Co., Ltd.                                118,297    480,045       0.0%
#  Iljin Holdings Co., Ltd.                                150,141    765,218       0.0%
#* Iljin Materials Co., Ltd.                               102,586  1,441,077       0.0%
#  Ilshin Spinning Co., Ltd.                                 8,316    944,897       0.0%
#  Ilsung Pharmaceuticals Co., Ltd.                          3,004    297,551       0.0%
#  Ilya Co., Ltd.                                           33,668    236,000       0.0%
#* IM Co., Ltd.                                            103,900    335,594       0.0%
#  iMarketKorea, Inc.                                      119,837  1,337,213       0.0%
#  InBody Co., Ltd.                                         66,948  1,929,368       0.1%
#* Infinitt Healthcare Co., Ltd.                            93,632    599,392       0.0%
#* Infraware, Inc.                                         103,254    350,030       0.0%
#* INITECH Co., Ltd.                                        52,438    320,409       0.0%
#* InkTec Co., Ltd.                                          8,164     71,339       0.0%
#* InnoWireless, Inc.                                       21,995    166,851       0.0%
#* Innox Corp.                                              63,904  1,023,411       0.0%
#* Insun ENT Co., Ltd.                                     196,856    975,842       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                PERCENTAGE
                                                           SHARES   VALUE++   OF NET ASSETS**
                                                           ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#  Intelligent Digital Integrated Security Co., Ltd.        33,909 $  316,566       0.0%
#* Interflex Co., Ltd.                                      58,255    830,003       0.0%
   Intergis Co., Ltd.                                       11,220     32,399       0.0%
#  Interojo Co., Ltd.                                       44,989  1,551,404       0.1%
#  Interpark Corp.                                          61,585    602,470       0.0%
#  Interpark Holdings Corp.                                262,612  1,143,807       0.0%
   INTOPS Co., Ltd.                                         33,569    592,416       0.0%
*  INVENIA Co., Ltd.                                        10,567     44,612       0.0%
   Inzi Controls Co., Ltd.                                  42,034    183,784       0.0%
   INZI Display Co., Ltd.                                   32,254     57,726       0.0%
#* Iones Co., Ltd.                                          44,154    628,569       0.0%
#  IS Dongseo Co., Ltd.                                     58,229  2,516,303       0.1%
#  ISC Co., Ltd.                                            53,180    816,412       0.0%
   ISU Chemical Co., Ltd.                                   65,141    881,885       0.0%
#  IsuPetasys Co., Ltd.                                    189,204    690,519       0.0%
#  J.ESTINA Co., Ltd.                                       61,831    503,875       0.0%
#* Jaeyoung Solutec Co., Ltd.                               66,012    132,812       0.0%
#  Jahwa Electronics Co., Ltd.                              67,230    853,526       0.0%
#  JB Financial Group Co., Ltd.                            660,339  3,423,839       0.1%
#  JC Hyun System, Inc.                                     65,231    323,431       0.0%
*  Jcontentree Corp.                                       261,672    866,957       0.0%
   Jeil Pharmaceutical Co.                                   3,204    189,519       0.0%
#* Jeju Semiconductor Corp.                                 66,476    223,712       0.0%
   Jinro Distillers Co., Ltd.                               13,666    377,563       0.0%
#  Jinsung T.E.C.                                           53,208    296,062       0.0%
   JLS Co., Ltd.                                            29,276    199,549       0.0%
#* JoyCity Corp.                                            39,621    703,994       0.0%
*  Joymax Co., Ltd.                                         14,214     92,520       0.0%
#* Jusung Engineering Co., Ltd.                            239,830  1,977,266       0.1%
#  JVM Co., Ltd.                                            22,892    894,600       0.0%
#  JW Holdings Corp.                                       199,371  1,733,308       0.1%
#  JW Pharmaceutical Corp.                                  59,988  2,572,989       0.1%
#  JW Shinyak Corp.                                         16,523    107,924       0.0%
*  JYP Entertainment Corp.                                 156,375    757,791       0.0%
#  Kangnam Jevisco Co., Ltd.                                23,988    780,667       0.0%
#  KAON Media Co., Ltd.                                     70,138    636,706       0.0%
#  KB Capital Co., Ltd.                                     74,969  1,720,251       0.1%
#* KC Cottrell Co., Ltd.                                    15,012     77,853       0.0%
#  KC Green Holdings Co., Ltd.                              86,025    649,126       0.0%
#  KC Tech Co., Ltd.                                       131,987  1,600,878       0.1%
#* KCC Engineering & Construction Co., Ltd.                 40,397    335,099       0.0%
   KCI, Ltd.                                                 2,256     17,012       0.0%
*  KCO Energy, Inc.                                            120         --       0.0%
#* KEC Corp.                                               409,990    344,443       0.0%
#  KEPCO Engineering & Construction Co., Inc.               80,921  1,771,482       0.1%
#  Keyang Electric Machinery Co., Ltd.                     156,430    681,466       0.0%
#* KEYEAST Co., Ltd.                                       393,160    893,432       0.0%
#  KG Chemical Corp.                                        57,219    698,676       0.0%
#  KG Eco Technology Service Co., Ltd.                     143,327    408,603       0.0%
#  Kginicis Co., Ltd.                                      101,143  1,083,326       0.0%
#  KGMobilians Co., Ltd.                                    73,591    607,841       0.0%
#  KH Vatec Co., Ltd.                                      101,591  1,116,495       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                            SHARES   VALUE++   OF NET ASSETS**
                                                            ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#  KISCO Corp.                                               23,879 $  784,419       0.0%
   KISCO Holdings Co., Ltd.                                   5,980    321,330       0.0%
#  Kishin Corp.                                              49,420    229,327       0.0%
   KISWIRE, Ltd.                                             39,054  1,331,589       0.0%
   KIWOOM Securities Co., Ltd.                               14,088    816,330       0.0%
#* KJ Pretech Co., Ltd.                                      50,707    417,773       0.0%
#* KleanNara Co., Ltd.                                      120,585    561,728       0.0%
*  KMH Co., Ltd.                                             59,648    428,270       0.0%
#* KMH Hitech Co., Ltd.                                     147,148    175,417       0.0%
#* KMW Co., Ltd.                                             35,562    255,852       0.0%
#  Kocom Co., Ltd.                                           47,352    379,752       0.0%
#  Kodaco Co., Ltd.                                         169,405    509,886       0.0%
#  Koentec Co., Ltd.                                        306,814    739,058       0.0%
#  Koh Young Technology, Inc.                                70,849  2,770,330       0.1%
#  Kolao Holdings                                           143,996  1,105,433       0.0%
#  Kolon Corp.                                               45,278  2,010,362       0.1%
#* Kolon Global Corp.                                        26,831    313,083       0.0%
#  Kolon Life Science, Inc.                                  15,990  2,088,327       0.1%
#  Kolon Plastic, Inc.                                       56,173    339,652       0.0%
#  KONA I Co., Ltd.                                          89,651    935,867       0.0%
#  Kook Soon Dang Brewery Co., Ltd.                          77,360    450,974       0.0%
   Kopla Co., Ltd.                                            3,426     46,939       0.0%
#  Korea Alcohol Industrial Co., Ltd.                        74,364    602,065       0.0%
#  Korea Cast Iron Pipe Industries Co., Ltd.                 59,751    489,008       0.0%
#  Korea Circuit Co., Ltd.                                   72,493    509,838       0.0%
#  Korea District Heating Corp.                              18,962  1,145,056       0.0%
   Korea Electric Terminal Co., Ltd.                         35,182  2,197,586       0.1%
#  Korea Electronic Certification Authority, Inc.           106,169    525,485       0.0%
   Korea Electronic Power Industrial Development Co., Ltd.   74,881    319,291       0.0%
   Korea Export Packaging Industrial Co., Ltd.                5,621     90,607       0.0%
*  Korea Flange Co., Ltd.                                    20,776    262,940       0.0%
   Korea Fuel-Tech Corp.                                      3,130     12,274       0.0%
#* Korea Information & Communications Co, Ltd.               85,304    829,215       0.0%
#  Korea Information Certificate Authority, Inc.             71,807    387,439       0.0%
#  Korea Kolmar Holdings Co., Ltd.                           42,717  1,091,931       0.0%
#* Korea Line Corp.                                          83,536  1,315,515       0.0%
#* Korea Materials & Analysis Corp.                          15,999    264,265       0.0%
   Korea Petrochemical Ind Co., Ltd.                         19,273  3,435,678       0.1%
#  Korea United Pharm, Inc.                                  61,860    907,142       0.0%
   Korean Reinsurance Co.                                   432,194  4,453,998       0.1%
#  Kortek Corp.                                              72,394    887,520       0.0%
   KPX Chemical Co., Ltd.                                    11,430    631,113       0.0%
#* KR Motors Co., Ltd.                                       56,572     45,953       0.0%
#* KSCB Co., Ltd.                                            51,533    222,486       0.0%
#  Ksign Co., Ltd.                                          128,210    240,527       0.0%
   KSS LINE, Ltd.                                            49,034    345,464       0.0%
*  KT Hitel Co., Ltd.                                        84,297    542,354       0.0%
#* KT Music Corp.                                           142,433    444,826       0.0%
   KT Skylife Co., Ltd.                                     152,391  2,374,226       0.1%
#  KT Submarine Co., Ltd.                                    93,128    390,304       0.0%
*  KTB Investment & Securities Co., Ltd.                    315,140    787,624       0.0%
#  KTCS Corp.                                               108,746    233,668       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                PERCENTAGE
                                                           SHARES   VALUE++   OF NET ASSETS**
                                                           ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#  Ktis Corp.                                              134,810 $  423,826       0.0%
#  Kukbo Design Co., Ltd.                                   16,660    223,749       0.0%
#  Kukdo Chemical Co., Ltd.                                 23,631  1,117,412       0.0%
*  Kukdong Corp.                                             1,069      9,892       0.0%
#  Kukdong Oil & Chemicals Co., Ltd.                        62,920    177,100       0.0%
#  Kum Yang Co., Ltd.                                      101,497    253,815       0.0%
#* Kumho Electric Co., Ltd.                                 18,861    155,399       0.0%
#* Kumho Industrial Co., Ltd.                              126,641  1,058,273       0.0%
#* Kumho Tire Co., Inc.                                    384,107  3,444,090       0.1%
#  Kumkang Kind Co., Ltd.                                   16,750    664,244       0.0%
   Kwang Dong Pharmaceutical Co., Ltd.                     211,069  1,522,357       0.1%
#* Kwang Myung Electric Co., Ltd.                          278,852    778,283       0.0%
#  Kwangju Bank                                            135,831  1,198,774       0.0%
*  Kyeryong Construction Industrial Co., Ltd.               19,078    243,411       0.0%
#  Kyobo Securities Co., Ltd.                              131,658  1,066,578       0.0%
#  Kyongbo Pharmaceutical Co., Ltd.                         66,618    780,881       0.0%
#  Kyung Dong Navien Co., Ltd.                              34,712  1,778,720       0.1%
*  Kyung Nam Pharm Co., Ltd.                                31,125    136,800       0.0%
#  Kyung-In Synthetic Corp.                                160,527    644,564       0.0%
#  Kyungbang, Ltd.                                          55,930    884,661       0.0%
   Kyungchang Industrial Co., Ltd.                          73,797    323,888       0.0%
#  KyungDong City Gas Co., Ltd.                             14,426    854,525       0.0%
#  Kyungdong Pharm Co., Ltd.                                40,182    629,909       0.0%
#  L&F Co., Ltd.                                            16,505    236,633       0.0%
#* LB Semicon, Inc.                                        186,149    492,706       0.0%
#  LEADCORP, Inc. (The)                                     80,997    562,786       0.0%
#* Leaders Cosmetics Co., Ltd.                              76,554  1,321,662       0.0%
#  LEENO Industrial, Inc.                                   64,328  2,413,764       0.1%
#  Leenos Corp.                                            151,382    448,761       0.0%
   LF Corp.                                                134,717  2,554,046       0.1%
   LG Hausys, Ltd.                                          42,760  3,531,633       0.1%
   LG International Corp.                                  206,725  5,023,764       0.1%
*  LG Life Sciences, Ltd.                                   72,975  3,960,086       0.1%
#  Lion Chemtech Co., Ltd.                                  44,066    677,552       0.0%
#* LIS Co., Ltd.                                            58,881    624,064       0.0%
#* Liveplex Co., Ltd.                                      114,154    180,076       0.0%
#  LMS Co., Ltd.                                            32,869    217,351       0.0%
#  Lock&Lock Co., Ltd.                                     154,467  1,804,905       0.1%
#* LOT Vacuum Co., Ltd.                                     47,816    560,975       0.0%
#  LOTTE Fine Chemical Co., Ltd.                           124,880  3,162,080       0.1%
   Lotte Food Co., Ltd.                                      4,489  2,709,361       0.1%
#  LOTTE Himart Co., Ltd.                                   63,229  2,434,760       0.1%
#* Lotte Non-Life Insurance Co., Ltd.                      491,746  1,168,006       0.0%
#  LS Industrial Systems Co., Ltd.                          99,113  3,386,725       0.1%
*  Lumens Co., Ltd.                                        317,869  1,116,082       0.0%
#* Macrogen, Inc.                                           55,801  1,619,957       0.1%
#  Maeil Dairy Industry Co., Ltd.                           43,227  1,278,989       0.0%
#* Majestar Co., Ltd.                                       62,429    153,534       0.0%
#  Mcnex Co., Ltd.                                          38,722    676,380       0.0%
#  MDS Technology Co., Ltd.                                 37,380    577,681       0.0%
#* Mediana Co., Ltd.                                        14,403    211,832       0.0%
#* Medipost Co., Ltd.                                        3,841    189,875       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#  MegaStudy Co., Ltd.                                        17,540 $  495,637       0.0%
   MegaStudyEdu Co., Ltd.                                      4,919    203,229       0.0%
#* Melfas, Inc.                                              117,692    757,716       0.0%
#  META BIOMED Co., Ltd.                                     111,359    428,229       0.0%
#* Mgame Corp.                                               104,234    475,178       0.0%
   Mi Chang Oil Industrial Co., Ltd.                           3,418    262,896       0.0%
#* MiCo, Ltd.                                                127,762    334,543       0.0%
#  Minwise Co., Ltd.                                          20,120    523,066       0.0%
   Mirae Asset Life Insurance Co., Ltd.                      108,819    444,868       0.0%
   Mirae Asset Securities Co., Ltd.                           33,003    650,886       0.0%
#* Mirae Corp.                                             2,226,388    546,282       0.0%
   Miwon Chemicals Co., Ltd.                                   2,801    176,899       0.0%
*  Miwon Commercial Co., Ltd.                                    716    145,588       0.0%
#  Miwon Specialty Chemical Co., Ltd.                          1,261    441,922       0.0%
#  MK Electron Co., Ltd.                                     108,089    792,645       0.0%
#  MK Trend Co., Ltd.                                         14,942    168,079       0.0%
#* MNTech Co., Ltd.                                          110,847    549,549       0.0%
*  Mobase Co., Ltd.                                           12,004     78,698       0.0%
#  Moda-InnoChips Co., Ltd.                                   14,702    129,712       0.0%
#  Modetour Network, Inc.                                     67,726  1,567,624       0.1%
#  Monalisa Co., Ltd.                                         74,859    398,969       0.0%
#  MonAmi Co., Ltd.                                          112,097    423,819       0.0%
#  Moorim P&P Co., Ltd.                                      143,600    511,016       0.0%
#* Moorim Paper Co., Ltd.                                    149,278    361,490       0.0%
#  Motonic Corp.                                              74,383    602,143       0.0%
#  Muhak Co., Ltd.                                            93,736  1,862,582       0.1%
#  Multicampus Co, Ltd.                                       15,467    512,502       0.0%
   Myungmoon Pharm Co., Ltd.                                  14,782     56,675       0.0%
#  Namhae Chemical Corp.                                     149,878  1,066,396       0.0%
#* Namsun Aluminum Co., Ltd.                                 496,334    510,367       0.0%
#  Namyang Dairy Products Co., Ltd.                            2,135  1,257,745       0.0%
#* Nanos Co., Ltd.                                            38,381     46,163       0.0%
#  Nasmedia Co., Ltd.                                         12,339    449,064       0.0%
#* Naturalendo Tech Co., Ltd.                                 64,724  1,086,936       0.0%
#  NeoPharm Co., Ltd.                                         29,758    743,311       0.0%
#* Neowiz Games Corp.                                         94,998    895,639       0.0%
#  NEOWIZ HOLDINGS Corp.                                      32,763    450,522       0.0%
   NEPES Corp.                                               109,020    671,146       0.0%
#  Nexen Corp.                                               318,545  2,223,621       0.1%
   Nexen Tire Corp.                                          222,957  2,557,713       0.1%
#* Nexon GT Co., Ltd.                                         99,540    696,219       0.0%
#* NHN Entertainment Corp.                                   114,640  5,022,904       0.1%
#  NHN KCP Corp.                                              73,297  1,093,901       0.0%
   NICE Holdings Co., Ltd.                                   104,644  1,539,572       0.1%
#  Nice Information & Telecommunication, Inc.                 34,484  1,101,438       0.0%
#  NICE Information Service Co., Ltd.                        250,895  1,678,559       0.1%
#  NICE Total Cash Management Co., Ltd.                       90,510    439,774       0.0%
#* NK Co., Ltd.                                              199,266    837,353       0.0%
#  Nong Shim Holdings Co., Ltd.                               11,007    970,711       0.0%
#  Nong Woo Bio Co., Ltd.                                     49,150    898,585       0.0%
#  Noroo Holdings Co., Ltd.                                   13,599    198,534       0.0%
#  NOROO Paint & Coatings Co., Ltd.                           61,681    498,299       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
SOUTH KOREA -- (Continued)
   NPC                                                        64,609 $  355,617       0.0%
#* NS Shopping Co., Ltd.                                      11,131  1,603,210       0.1%
#* Nuri Telecom Co., Ltd.                                     31,698    279,557       0.0%
#* NUVOTEC Co., Ltd.                                         153,125    671,699       0.0%
#* Omnisystem Co., Ltd.                                      224,193    455,674       0.0%
#* ONDA Entertainment Co., Ltd.                              145,154    378,899       0.0%
#  Openbase, Inc.                                            157,637    487,643       0.0%
   Opto Device Technology Co., Ltd.                           44,104    321,211       0.0%
#* OPTRON-TEC, Inc.                                          103,096    496,593       0.0%
#* Orientbio, Inc.                                           623,111    905,256       0.0%
#* OSANGJAIEL Co., Ltd.                                       20,524    173,828       0.0%
#* Osstem Implant Co., Ltd.                                   74,682  3,552,976       0.1%
#* Osung LST Co., Ltd.                                       246,799    266,581       0.0%
#  Pan-Pacific Co., Ltd.                                     171,209    438,659       0.0%
   Pang Rim Co., Ltd.                                         10,174    214,602       0.0%
#* PaperCorea, Inc.                                        1,219,517    617,172       0.0%
#  Paradise Co., Ltd.                                        292,001  3,311,112       0.1%
#* PARK & OPC Co., Ltd.                                       74,501    229,996       0.0%
#  Partron Co., Ltd.                                         275,186  2,147,291       0.1%
#* Paru Co., Ltd.                                            190,571    675,272       0.0%
#* People & Technologies, Inc.                                20,535    219,136       0.0%
#  PHARMA RESEARCH PRODUCTS Co., Ltd.                         12,959    480,759       0.0%
#* Pharmicell Co., Ltd.                                       85,904    345,420       0.0%
#* Phoenix Materials Co., Ltd.                               283,075    385,892       0.0%
#  Pixelplus Co., Ltd.                                        12,581    173,493       0.0%
*  PNE Solution Co., Ltd.                                      4,186     22,920       0.0%
#* Pobis TNC Co., Ltd.                                       210,581    581,019       0.0%
   Poongsan Corp.                                            144,872  4,402,220       0.1%
#  Poongsan Holdings Corp.                                    26,213  1,070,397       0.0%
   POSCO Chemtech Co., Ltd.                                  135,000  1,401,901       0.0%
   POSCO Coated & Color Steel Co., Ltd.                        3,374     79,695       0.0%
#* Posco ICT Co., Ltd.                                       349,835  1,749,151       0.1%
#  Posco M-Tech Co., Ltd.                                     98,238    231,504       0.0%
#* Power Logics Co., Ltd.                                    162,580    526,447       0.0%
   PS TEC Co., Ltd.                                            6,466     31,655       0.0%
#  PSK, Inc.                                                  90,777  1,097,616       0.0%
#  Pulmuone Co., Ltd.                                          6,862    709,596       0.0%
#  Pyeong Hwa Automotive Co., Ltd.                            76,039    776,395       0.0%
#* RaonSecure Co., Ltd.                                      138,657    328,544       0.0%
#* Redrover Co., Ltd.                                        119,769    585,719       0.0%
#  Reyon Pharmaceutical Co., Ltd.                             31,093    691,272       0.0%
#  RFsemi Technologies, Inc.                                  30,415    278,945       0.0%
#  RFTech Co., Ltd.                                           80,741    482,839       0.0%
#  Robostar Co., Ltd.                                         20,153    230,902       0.0%
#  S Net Systems, Inc.                                        71,831    383,430       0.0%
*  S&C Engine Group, Ltd.                                     27,630     35,528       0.0%
#* S&S Tech Corp.                                             96,305    685,829       0.0%
#  S&T Corp.                                                  14,935    231,950       0.0%
   S&T Dynamics Co., Ltd.                                    160,725  1,298,321       0.0%
   S&T Holdings Co., Ltd.                                     44,917    586,726       0.0%
#  S&T Motiv Co., Ltd.                                        56,847  2,030,087       0.1%
#* S-Connect Co., Ltd.                                       321,437    579,780       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                PERCENTAGE
                                                           SHARES   VALUE++   OF NET ASSETS**
                                                           ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#  S-Energy Co., Ltd.                                       60,670 $  521,965       0.0%
#* S-MAC Co., Ltd.                                         109,233    635,427       0.0%
#  Saeron Automotive Corp.                                   2,640     18,443       0.0%
#* Sajo Industries Co., Ltd.                                16,135    879,845       0.0%
#* Sajodongaone Co., Ltd.                                  149,799    218,212       0.0%
*  SAJOHAEPYO Corp.                                            574      6,091       0.0%
#  Sam Chun Dang Pharm Co., Ltd.                            87,350    755,335       0.0%
#* SAM KANG M&T Co., Ltd.                                   48,193    367,153       0.0%
#  Sam Young Electronics Co., Ltd.                          73,583    716,249       0.0%
#  Sam Yung Trading Co., Ltd.                               64,634    993,458       0.0%
   Sam-A Pharm Co., Ltd.                                     4,439     80,967       0.0%
#  Sambo Motors Co., Ltd.                                   13,687     87,657       0.0%
#  Samchully Co., Ltd.                                      17,242  1,469,732       0.0%
#  Samchuly Bicycle Co., Ltd.                               50,784    624,487       0.0%
#  Samho Development Co., Ltd.                              64,551    183,285       0.0%
#* Samho International Co., Ltd.                            41,074    627,520       0.0%
#  SAMHWA Paints Industrial Co., Ltd.                       57,633    563,095       0.0%
#  Samick Musical Instruments Co., Ltd.                    408,541    819,876       0.0%
#  Samick THK Co., Ltd.                                     64,848    594,579       0.0%
#* Samji Electronics Co., Ltd.                               8,013     57,688       0.0%
#  Samjin LND Co., Ltd.                                     98,862    253,596       0.0%
#  Samjin Pharmaceutical Co., Ltd.                          60,993  1,681,894       0.1%
#  Samkee Automotive Co., Ltd.                             109,961    348,729       0.0%
#  Samkwang Glass                                           20,201  1,059,051       0.0%
#  Sammok S-Form Co., Ltd.                                  51,954    625,745       0.0%
#* SAMT Co., Ltd.                                          430,729    631,630       0.0%
#  Samwha Capacitor Co., Ltd.                               52,675    459,188       0.0%
   Samyang Corp.                                            20,745  1,862,751       0.1%
#  Samyang Foods Co., Ltd.                                  18,333    615,376       0.0%
   Samyang Holdings Corp.                                   23,672  2,581,000       0.1%
#  Samyang Tongsang Co., Ltd.                                9,663    414,747       0.0%
#* Samyoung Chemical Co., Ltd.                             136,867    186,582       0.0%
#  Sang-A Frontec Co., Ltd.                                 38,565    328,522       0.0%
#* Sangbo Corp.                                            143,028    428,118       0.0%
   Sangsin Brake                                            23,059    131,058       0.0%
#* Sapphire Technology Co., Ltd.                            42,273    194,765       0.0%
#  SaraminHR Co, Ltd.                                       34,236    533,774       0.0%
#  Satrec Initiative Co., Ltd.                              16,043    513,420       0.0%
#  SAVEZONE I&C Corp.                                       67,175    322,780       0.0%
#* SBI Investment Korea Co., Ltd.                          257,130    116,272       0.0%
   SBS Contents Hub Co., Ltd.                               44,268    340,997       0.0%
   SBS Media Holdings Co., Ltd.                            303,474    756,323       0.0%
#* SBW                                                     672,346  1,153,862       0.0%
#* SDN Co., Ltd.                                           168,490    269,916       0.0%
   Seah Besteel Corp.                                       87,900  1,779,231       0.1%
   SeAH Holdings Corp.                                       4,811    503,245       0.0%
   SeAH Steel Corp.                                         19,174  1,165,778       0.0%
#  Sebang Co., Ltd.                                         65,269    857,979       0.0%
   Sebang Global Battery Co., Ltd.                          43,127  1,397,110       0.0%
#* Seegene, Inc.                                            58,471  1,543,854       0.1%
#  Sejong Industrial Co., Ltd.                              70,108    631,411       0.0%
#  Sejoong Co., Ltd.                                        52,023    195,413       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                PERCENTAGE
                                                           SHARES   VALUE++   OF NET ASSETS**
                                                           ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#  Sekonix Co., Ltd.                                        52,235 $  586,175       0.0%
#  Sempio Foods Co.(6125651)                                 6,723    239,534       0.0%
#* Sempio Foods Co.(BD20Q99)                                14,221    390,246       0.0%
   Semyung Electric Machinery Co., Ltd.                      9,493     46,341       0.0%
#* Seobu T&D                                               104,342  1,812,836       0.1%
#  Seohan Co., Ltd.                                        516,097    943,159       0.0%
#* Seohee Construction Co., Ltd.                           915,963  1,213,743       0.0%
#  Seondo Electric Co., Ltd.                                91,667    314,072       0.0%
#  Seoul Auction Co., Ltd.                                  68,177    763,389       0.0%
#  Seoul Pharma Co., Ltd.                                   22,333    190,357       0.0%
#  Seoul Semiconductor Co., Ltd.                           258,693  3,088,613       0.1%
#* Seowon Co., Ltd.                                        142,797    214,270       0.0%
#  SEOWONINTECH Co., Ltd.                                   60,461    576,082       0.0%
#  Seoyon Co., Ltd.                                        109,742  1,063,907       0.0%
#* Seven Star Works Co., Ltd.                               38,147    199,626       0.0%
#* Sewon Cellontech Co., Ltd.                              297,955    758,742       0.0%
   Sewon Precision Industry Co., Ltd.                       21,670    357,859       0.0%
#  SEWOONMEDICAL Co., Ltd.                                 134,549    541,521       0.0%
#  SFA Engineering Corp.                                    66,452  3,356,941       0.1%
#* SFA Semicon Co, Ltd.                                    430,938    831,853       0.0%
#* SG Corp.                                                865,420    920,827       0.0%
#* SG&G Corp.                                               38,791    128,590       0.0%
#* SGA Co., Ltd.                                           451,222    446,657       0.0%
#  SH Energy & Chemical Co., Ltd.                          555,590    750,646       0.0%
#* Shin Poong Pharmaceutical Co., Ltd.                     222,921  1,183,828       0.0%
#* Shinil Industrial Co., Ltd.                             301,022    461,556       0.0%
#  Shinsegae Engineering & Construction Co., Ltd.           16,233    569,998       0.0%
#  Shinsegae Food Co., Ltd.                                  2,696    340,168       0.0%
#  Shinsegae Information & Communication Co., Ltd.           7,550    429,330       0.0%
#  Shinsegae International, Inc.                            17,519  1,197,380       0.0%
*  Shinsung Solar Energy Co., Ltd.(B3CCL56)                 50,127    182,420       0.0%
*  Shinsung Solar Energy Co., Ltd.(6149316)                446,603  1,011,444       0.0%
#* Shinsung Tongsang Co., Ltd.                             705,326    750,087       0.0%
#* Shinwha Intertek Corp.                                  174,909    503,067       0.0%
#* Shinwon Corp.                                           173,143    247,958       0.0%
#  Shinyoung Securities Co., Ltd.                           21,520    934,745       0.0%
#  SHOWBOX Corp.                                           187,747    982,969       0.0%
#* Signetics Corp.                                         318,976    489,622       0.0%
#* SIGONG TECH Co., Ltd.                                    85,687    388,934       0.0%
#  Silicon Works Co., Ltd.                                  71,417  1,668,649       0.1%
#  Silla Co., Ltd.                                          38,828    476,499       0.0%
#* SIMMTECH HOLDINGS Co., Ltd.                             217,148    502,853       0.0%
#  SIMPAC, Inc.                                             85,286    365,131       0.0%
   Sindoh Co., Ltd.                                         15,760    723,097       0.0%
#  Sinjin SM Co., Ltd.                                      13,589    105,510       0.0%
#  SJM Co., Ltd.                                            34,349    184,432       0.0%
#  SK Bioland Co., Ltd.                                     61,850    994,936       0.0%
#* SK Communications Co., Ltd.                             103,928    239,428       0.0%
#  SK D&D Co., Ltd.                                          9,764    394,511       0.0%
   SK Gas, Ltd.                                             27,438  2,305,991       0.1%
   SK Materials Co., Ltd.                                   20,442  2,780,521       0.1%
   SK Networks Co., Ltd.                                   276,651  1,572,298       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#* SK Securities Co., Ltd.                                 2,907,394 $2,630,054       0.1%
#  SKC Co., Ltd.                                             144,875  3,417,812       0.1%
#* SKC Solmics Co., Ltd.                                      82,117    220,553       0.0%
#  SKCKOLONPI, Inc.                                           99,044  1,071,455       0.0%
   SL Corp.                                                   93,069  1,238,989       0.0%
#* SM Culture & Contents Co., Ltd.                           169,565    298,775       0.0%
#* SM Entertainment Co.                                      116,112  2,766,238       0.1%
#  SMCo.re, Inc.                                              36,352    235,229       0.0%
#  SMEC Co., Ltd.                                            123,903    405,554       0.0%
#* SNTEK Co., Ltd.                                             5,937     42,968       0.0%
#* SNU Precision Co., Ltd.                                    75,834    309,327       0.0%
#* Solborn, Inc.                                              94,578    494,255       0.0%
#  Solid, Inc.                                               110,705    227,894       0.0%
#  Songwon Industrial Co., Ltd.                              100,166  1,533,762       0.1%
#* Sonokong Co., Ltd.                                        121,644    722,500       0.0%
#* Soosan Heavy Industries Co., Ltd.                         195,249    348,298       0.0%
#  Soulbrain Co., Ltd.                                        57,380  3,127,007       0.1%
   SPG Co., Ltd.                                              35,735    163,814       0.0%
#  Spigen Korea Co., Ltd.                                     16,869    754,815       0.0%
*  Ssangyong Cement Industrial Co., Ltd.                      36,758    515,157       0.0%
#  Ssangyong Materials Corp.                                  51,243    187,783       0.0%
*  Ssangyong Motor Co.                                        59,261    380,541       0.0%
#  Suheung Co., Ltd.                                          37,383  1,292,297       0.0%
   Sun Kwang Co., Ltd.                                        10,307    162,924       0.0%
#  Sunchang Corp.                                             52,644    472,472       0.0%
#* SundayToz Corp.                                            33,383    820,945       0.0%
   Sung Bo Chemicals Co., Ltd.                                13,612     66,619       0.0%
#  Sung Kwang Bend Co., Ltd.                                 117,986    969,096       0.0%
#  Sungchang Enterprise Holdings, Ltd.                       422,410  1,123,325       0.0%
#* Sungshin Cement Co., Ltd.                                 109,211    725,231       0.0%
#  Sungwoo Hitech Co., Ltd.                                  229,299  1,535,080       0.1%
#  Sunjin Co., Ltd.                                           26,478    608,174       0.0%
#* Suprema HQ, Inc.                                           36,612    261,183       0.0%
#* Suprema, Inc.                                              33,897    703,729       0.0%
#* Synopex, Inc.                                             386,550    568,603       0.0%
#  Systems Technology, Inc.                                   61,460    659,396       0.0%
   Tae Kyung Industrial Co., Ltd.                             39,841    168,525       0.0%
   Taekwang Industrial Co., Ltd.                               2,468  1,808,784       0.1%
#* Taewoong Co., Ltd.                                         66,164  1,593,576       0.1%
#* Taeyoung Engineering & Construction Co., Ltd.             246,613  1,049,356       0.0%
*  Taihan Textile Co., Ltd.                                      844     46,432       0.0%
   Tailim Packaging Co., Ltd.                                195,880    523,213       0.0%
#* TBH Global Co., Ltd.                                       62,422    449,853       0.0%
#  TechWing, Inc.                                             64,388    707,326       0.0%
*  Tera Semicon Co., Ltd.                                     45,083    966,819       0.0%
#  TES Co., Ltd.                                              88,898  1,665,323       0.1%
#* Texcell-NetCom Co., Ltd.                                  207,729  1,141,771       0.0%
#* Theragen Etex Co., Ltd.                                    42,112    196,831       0.0%
#* Thinkware Systems Corp.                                    36,138    357,775       0.0%
#* TK Chemical Corp.                                         283,667    477,716       0.0%
#  TK Corp.                                                   96,322    711,889       0.0%
#  TLI, Inc.                                                   7,937     41,294       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#  Tokai Carbon Korea Co., Ltd.                               30,799 $  887,500       0.0%
#  Tong Yang Moolsan Co., Ltd.                               275,330    608,709       0.0%
#* Tongyang Cement & Energy Corp.                            100,916    316,627       0.0%
   Tongyang Life Insurance Co, Ltd.                          299,494  3,137,746       0.1%
#  Tongyang, Inc.                                          1,006,713  2,825,377       0.1%
#  Tonymoly Co., Ltd.                                         14,675    489,096       0.0%
#* Top Engineering Co., Ltd.                                  58,093    298,334       0.0%
#  Toptec Co., Ltd.                                          106,365  1,781,369       0.1%
#  Tovis Co., Ltd.                                            99,579    730,631       0.0%
#* Trais Co., Ltd.                                            24,456     41,762       0.0%
#  TS Corp.                                                   28,650    601,817       0.0%
#  UBCare Co., Ltd.                                          120,088    363,278       0.0%
#  Ubiquoss, Inc.                                             82,502    802,645       0.0%
#* Ubivelox, Inc.                                             25,329    223,192       0.0%
#  Ugint Co., Ltd.                                            90,570    710,788       0.0%
#  Uju Electronics Co., Ltd.                                  42,498    555,065       0.0%
#  Unid Co., Ltd.                                             35,003  1,429,500       0.0%
#  Union Semiconductor Equipment & Materials Co., Ltd.        80,048    768,316       0.0%
#  Uniquest Corp.                                             16,238     69,778       0.0%
#* Unison Co., Ltd.                                           65,618     87,562       0.0%
#  UniTest, Inc.                                             110,582  1,301,718       0.0%
#  Value Added Technologies Co., Ltd.                         47,435  1,300,829       0.0%
#  Very Good Leisure Co., Ltd.                                25,853    187,252       0.0%
#  Viatron Technologies, Inc.                                 66,218  1,164,865       0.0%
#  Vieworks Co., Ltd.                                         48,297  2,593,628       0.1%
#  Visang Education, Inc.                                     41,327    543,035       0.0%
#  Vitzrocell Co., Ltd.                                       71,319    675,991       0.0%
#* Webzen, Inc.                                              104,675  1,569,289       0.1%
#* Welcron Co., Ltd.                                         126,131    367,221       0.0%
#* WeMade Entertainment Co., Ltd.                             63,199  1,072,653       0.0%
#  Whanin Pharmaceutical Co., Ltd.                            79,288  1,010,639       0.0%
#  WillBes & Co. (The)                                       319,383    766,930       0.0%
#* Winix, Inc.                                                44,681    325,347       0.0%
#  Wins Co., Ltd.                                             51,535    519,441       0.0%
#  WiSoL Co., Ltd.                                           106,318  1,239,181       0.0%
#* WIZIT Co., Ltd.                                           421,252    447,123       0.0%
#* WONIK CUBE Corp.                                           13,011     28,503       0.0%
#* Wonik Holdings Co., Ltd.                                  202,412  1,145,602       0.0%
*  WONIK IPS Co., Ltd.                                       176,725  3,589,548       0.1%
#* Wonik Materials Co., Ltd.                                  23,196  1,438,977       0.0%
#* Wonik QnC Corp.                                            53,164    747,263       0.0%
   Woojin, Inc.                                                2,070     11,817       0.0%
#* Woongjin Co., Ltd.                                        312,912    732,530       0.0%
#* Woongjin Energy Co., Ltd.                                 101,365    489,415       0.0%
#* Woongjin Thinkbig Co., Ltd.                               157,405  1,310,856       0.0%
*  Wooree ETI Co., Ltd.                                      121,728    151,993       0.0%
#* Woori Investment Bank Co., Ltd.                         2,611,217  1,562,383       0.1%
#* Woori Technology, Inc.                                    485,786    307,902       0.0%
#* Wooridul Pharmaceutical, Ltd.                              53,501    882,687       0.0%
#  Woory Industrial Co., Ltd.                                 25,294    531,407       0.0%
#* Woosu AMS Co., Ltd.                                        61,328    182,360       0.0%
#  WooSung Feed Co., Ltd.                                    122,004    365,130       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#  Y G-1 Co., Ltd.                                            83,466 $    659,623       0.0%
#* YD Online Corp.                                           134,417      470,186       0.0%
#* YeaRimDang Publishing Co., Ltd.                            71,925      266,740       0.0%
#  Yeong Hwa Metal Co., Ltd.                                 189,002      278,642       0.0%
#  YES24 Co., Ltd.                                            43,089      197,821       0.0%
   YESCO Co., Ltd.                                            16,083      529,162       0.0%
#  YG Entertainment, Inc.                                     59,260    1,514,625       0.0%
#* YG Plus                                                    60,153      126,871       0.0%
#  YJM Games Co., Ltd.                                       118,493      460,186       0.0%
#  Yoosung Enterprise Co., Ltd.                              142,242      502,138       0.0%
#  YooSung T&S Co., Ltd.                                      88,710      450,195       0.0%
#  Youlchon Chemical Co., Ltd.                                68,404      809,453       0.0%
#  Young Heung Iron & Steel Co., Ltd.                        287,784      428,813       0.0%
*  Young Poong Mining & Construction Corp.                     1,580           --       0.0%
#  Young Poong Precision Corp.                                79,593      582,856       0.0%
#  Youngone Holdings Co., Ltd.                                35,377    1,780,068       0.1%
*  YTN Co., Ltd.                                              73,837      167,346       0.0%
#* Yuanta Securities Korea Co., Ltd.                         635,447    1,737,007       0.1%
#  YuHwa Securities Co., Ltd.                                 13,060      178,981       0.0%
#* Yungjin Pharmaceutical Co., Ltd.                           22,517      171,856       0.0%
#* Yuyang DNU Co., Ltd.                                      184,328      514,844       0.0%
*  ZeroOne Interactive Co., Ltd.                               3,200           --       0.0%
#  Zeus Co., Ltd.                                             35,124      381,366       0.0%
*  Zungwon En-Sys, Inc.                                       49,093      128,881       0.0%
                                                                     ------------      ----
TOTAL SOUTH KOREA                                                     725,273,437      13.1%
                                                                     ------------      ----
TAIWAN -- (13.4%)
#  A-DATA Technology Co., Ltd.                             1,519,879    2,361,527       0.1%
   Ability Enterprise Co., Ltd.                            1,706,293      837,075       0.0%
#  AcBel Polytech, Inc.                                    2,709,599    2,004,442       0.1%
#  Accton Technology Corp.                                 3,104,763    4,957,895       0.1%
#  ACES Electronic Co., Ltd.                                 605,000      461,696       0.0%
#  Achem Technology Corp.                                  1,616,860      552,465       0.0%
#* Acme Electronics Corp.                                    529,000      215,744       0.0%
#  Acter Co., Ltd.                                           211,000      567,206       0.0%
#  Actron Technology Corp.                                   395,150    1,294,730       0.0%
#  Addcn Technology Co., Ltd.                                 51,300      326,298       0.0%
#  Adlink Technology, Inc.                                   810,031    1,566,559       0.0%
#  Advanced Ceramic X Corp.                                  265,000    2,119,062       0.1%
*  Advanced Connectek, Inc.                                1,202,000      320,479       0.0%
   Advanced International Multitech Co., Ltd.                501,000      318,902       0.0%
#  Advanced Wireless Semiconductor Co.                       885,000    1,378,816       0.0%
#  Advancetek Enterprise Co., Ltd.                           977,779      557,710       0.0%
#* AGV Products Corp.                                      3,358,433      800,303       0.0%
#  AimCore Technology Co., Ltd.                              334,589      193,810       0.0%
   Alcor Micro Corp.                                         312,000      192,722       0.0%
#* ALI Corp.                                               2,195,000    1,152,236       0.0%
   All Ring Tech Co., Ltd.                                    55,000       89,268       0.0%
   Allis Electric Co., Ltd.                                   54,000       16,843       0.0%
#  Alltek Technology Corp.                                   671,855      536,986       0.0%
#  Alltop Technology Co., Ltd.                               250,000      558,995       0.0%
#  Alpha Networks, Inc.                                    2,014,386    1,159,007       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
TAIWAN -- (Continued)
#  Altek Corp.                                              1,805,945 $1,290,886       0.0%
#  Amazing Microelectronic Corp.                              120,000    193,179       0.0%
#  Ambassador Hotel (The)                                   1,612,000  1,261,928       0.0%
#  AMICCOM Electronics Corp.                                   99,000    122,301       0.0%
   AMPOC Far-East Co., Ltd.                                   320,444    255,505       0.0%
#  AmTRAN Technology Co., Ltd.                              4,808,951  3,808,721       0.1%
#  Anpec Electronics Corp.                                    336,590    305,974       0.0%
   Apacer Technology, Inc.                                    524,325    550,593       0.0%
#* APCB, Inc.                                                 732,000    518,792       0.0%
#  Apex Biotechnology Corp.                                   654,483    863,495       0.0%
#  Apex International Co., Ltd.                               665,293    713,598       0.0%
#  Apex Medical Corp.                                         433,500    476,655       0.0%
#  Apex Science & Engineering                               1,046,132    265,941       0.0%
#  Arcadyan Technology Corp.                                  921,718  1,674,065       0.0%
   Ardentec Corp.                                           2,772,274  2,064,699       0.1%
*  Arima Communications Corp.                               1,189,719    185,470       0.0%
#* Asia Optical Co., Inc.                                   1,615,000  1,489,858       0.0%
#* Asia Plastic Recycling Holding, Ltd.                     1,077,842    613,155       0.0%
#  Asia Polymer Corp.                                       1,862,987  1,077,638       0.0%
#  Asia Vital Components Co., Ltd.                          2,146,058  1,606,082       0.0%
#  ASMedia Technology, Inc.                                   153,000  1,192,028       0.0%
#  ASPEED Technology, Inc.                                    105,599  1,521,153       0.0%
#  ASROCK, Inc.                                               141,000    169,349       0.0%
   Aten International Co., Ltd.                               604,479  1,516,348       0.0%
#  Audix Corp.                                                614,600    709,357       0.0%
#  AURAS Technology Co., Ltd.                                 289,148    912,988       0.0%
#  Aurora Corp.                                               688,499  1,112,232       0.0%
   AV Tech Corp.                                              100,000     68,579       0.0%
#  Avalue Technology, Inc.                                    164,000    320,799       0.0%
#  Avermedia Technologies                                     767,446    242,961       0.0%
*  Avision, Inc.                                              437,000     93,261       0.0%
#  AVY Precision Technology, Inc.                             327,670    520,516       0.0%
#  Awea Mechantronic Co., Ltd.                                273,210    245,301       0.0%
   Axiomtek Co., Ltd.                                         116,000    205,655       0.0%
   Bank of Kaohsiung Co., Ltd.                              2,798,079    783,849       0.0%
#  Basso Industry Corp.                                       681,900  1,833,825       0.1%
#  BenQ Materials Corp.                                     1,172,000    498,261       0.0%
#  BES Engineering Corp.                                   10,187,750  1,734,583       0.1%
#  Bionet Corp.                                               132,000    127,926       0.0%
   Bionime Corp.                                               59,000     86,248       0.0%
#* Biostar Microtech International Corp.                    1,025,975    292,169       0.0%
#  Bioteque Corp.                                             360,308  1,543,324       0.0%
#  Bizlink Holding, Inc.                                      542,954  2,748,611       0.1%
#  Boardtek Electronics Corp.                                 783,000    774,890       0.0%
   Bon Fame Co., Ltd.                                          39,000    208,025       0.0%
   Bothhand Enterprise, Inc.                                   87,000    134,626       0.0%
   Bright Led Electronics Corp.                               525,520    163,121       0.0%
#* Browave Corp.                                              181,000    263,066       0.0%
#* C Sun Manufacturing, Ltd.                                  722,221    364,234       0.0%
   C-Media Electronics, Inc.                                   45,000     39,543       0.0%
*  Cameo Communications, Inc.                                 393,818     75,896       0.0%
   Capital Futures Corp.                                       35,000     40,977       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
TAIWAN -- (Continued)
#  Capital Securities Corp.                                12,873,142 $3,218,127       0.1%
#  Career Technology MFG. Co., Ltd.                         2,145,000  1,367,826       0.0%
#* Carnival Industrial Corp.                                1,419,000    243,979       0.0%
   Cathay Chemical Works                                       30,000     14,123       0.0%
   Cathay Real Estate Development Co., Ltd.                 3,605,700  1,848,327       0.1%
   Celxpert Energy Corp.                                       44,000     24,966       0.0%
#* Center Laboratories, Inc.                                  106,000    217,721       0.0%
#  Central Reinsurance Co., Ltd.                              919,410    401,976       0.0%
#  ChainQui Construction Development Co., Ltd.                379,083    224,812       0.0%
*  Champion Building Materials Co., Ltd.                    2,163,851    476,427       0.0%
#  Champion Microelectronic Corp.                             190,922    226,756       0.0%
   Chang Wah Electromaterials, Inc.                           213,905  1,005,749       0.0%
#  Channel Well Technology Co., Ltd.                          859,000    822,376       0.0%
#  Charoen Pokphand Enterprise                              1,305,985  1,856,340       0.1%
#  Chaun-Choung Technology Corp.                              409,000  1,803,154       0.1%
#  CHC Healthcare Group                                        92,000    127,466       0.0%
#  CHC Resources Corp.                                        398,348    677,804       0.0%
#  Chen Full International Co., Ltd.                          610,000    941,689       0.0%
#  Chenbro Micom Co., Ltd.                                    357,000    584,290       0.0%
   Cheng Loong Corp.                                        5,698,383  2,065,483       0.1%
#  Cheng Uei Precision Industry Co., Ltd.                   2,954,331  3,614,911       0.1%
#  Chenming Mold Industry Corp.                               470,437    272,369       0.0%
   Chia Chang Co., Ltd.                                       878,000    672,959       0.0%
#  Chia Hsin Cement Corp.                                   1,788,121    504,781       0.0%
   Chian Hsing Forging Industrial Co., Ltd.                    10,000     13,338       0.0%
#  Chicony Power Technology Co., Ltd.                         276,210    448,591       0.0%
#  Chien Kuo Construction Co., Ltd.                         1,568,312    420,383       0.0%
#  Chilisin Electronics Corp.                                 559,315  1,221,417       0.0%
#  Chime Ball Technology Co., Ltd.                            119,698    145,115       0.0%
#  Chimei Materials Technology Corp.                        2,077,900    816,418       0.0%
#  Chin-Poon Industrial Co., Ltd.                           2,503,207  4,793,645       0.1%
   China Bills Finance Corp.                                1,040,000    416,787       0.0%
#  China Chemical & Pharmaceutical Co., Ltd.                1,852,000  1,043,620       0.0%
#  China Ecotek Corp.                                         200,000    284,878       0.0%
#* China Electric Manufacturing Corp.                       1,352,900    318,526       0.0%
   China General Plastics Corp.                             2,144,147  1,713,730       0.1%
   China Glaze Co., Ltd.                                      507,002    209,205       0.0%
#  China Man-Made Fiber Corp.                               3,697,972    894,436       0.0%
   China Metal Products                                     1,714,603  1,689,224       0.0%
   China Motor Corp.                                          383,609    300,419       0.0%
#* China Petrochemical Development Corp.                   16,055,000  4,584,395       0.1%
#  China Steel Chemical Corp.                                 597,554  2,050,820       0.1%
#  China Steel Structure Co., Ltd.                            585,000    406,272       0.0%
#  China Synthetic Rubber Corp.                             3,261,573  2,559,579       0.1%
*  China United Trust & Investment Corp.                      164,804         --       0.0%
#  China Wire & Cable Co., Ltd.                               568,800    271,950       0.0%
   Chinese Maritime Transport, Ltd.                           556,594    425,923       0.0%
   Chipbond Technology Corp.                                1,616,000  2,230,822       0.1%
#* ChipMOS TECHNOLOGIES, Inc.                                 352,000    313,920       0.0%
#  Chlitina Holding, Ltd.                                     234,000  1,024,379       0.0%
#  Chong Hong Construction Co., Ltd.                        1,043,666  1,713,524       0.1%
*  Chou Chin Industrial Co., Ltd.                                 825         --       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
TAIWAN -- (Continued)
#  Chroma ATE, Inc.                                         1,847,821 $4,683,626       0.1%
#  Chun YU Works & Co., Ltd.                                1,382,000    568,782       0.0%
   Chun Yuan Steel                                          2,283,529    780,909       0.0%
*  Chung Hung Steel Corp.                                   5,920,979  1,352,322       0.0%
#  Chung Hwa Pulp Corp.                                     2,943,405    834,943       0.0%
   Chung-Hsin Electric & Machinery Manufacturing Corp.      2,618,375  1,468,313       0.0%
#  Chunghwa Chemical Synthesis & Biotech Co., Ltd.            165,000    142,562       0.0%
*  Chunghwa Picture Tubes, Ltd.                            14,410,000    705,086       0.0%
   Chunghwa Precision Test Tech Co., Ltd.                       7,000    232,652       0.0%
#  Chyang Sheng Dyeing & Finishing Co., Ltd.                  297,000    171,818       0.0%
#  Cleanaway Co., Ltd.                                        459,000  2,440,754       0.1%
#  Clevo Co.                                                3,054,200  2,794,742       0.1%
*  CMC Magnetics Corp.                                     15,197,566  1,788,105       0.1%
*  Co-Tech Development Corp.                                  208,000    183,960       0.0%
   CoAdna Holdings, Inc.                                       44,000     79,310       0.0%
#  CoAsia Microelectronics Corp.                              803,397    347,074       0.0%
#  Coland Holdings, Ltd.                                      211,000    310,605       0.0%
#  Collins Co., Ltd.                                          562,431    189,828       0.0%
#  Compeq Manufacturing Co., Ltd.                           7,428,000  3,911,887       0.1%
#  Compucase Enterprise                                       199,000    274,058       0.0%
   Concord Securities Co., Ltd.                             3,059,000    600,607       0.0%
#  Continental Holdings Corp.                               3,343,320  1,090,169       0.0%
   Contrel Technology Co., Ltd.                               207,000    111,951       0.0%
   Coremax Corp.                                               59,000     79,029       0.0%
   Coretronic Corp.                                         3,022,200  3,127,256       0.1%
#  Cowealth Medical Holding Co., Ltd.                          95,000    152,042       0.0%
#  Coxon Precise Industrial Co., Ltd.                         820,000    782,334       0.0%
#  Creative Sensor, Inc.                                      134,000     85,050       0.0%
*  Crystalwise Technology, Inc.                                71,302     18,176       0.0%
#  CSBC Corp. Taiwan                                        2,980,610  1,235,576       0.0%
#  Cub Elecparts, Inc.                                        271,262  2,488,462       0.1%
#  CviLux Corp.                                               520,040    444,564       0.0%
#  Cyberlink Corp.                                            498,697    991,794       0.0%
#  CyberPower Systems, Inc.                                   264,000    754,626       0.0%
#  CyberTAN Technology, Inc.                                1,387,779    829,873       0.0%
#  Cypress Technology Co., Ltd.                                56,000    229,458       0.0%
#  D-Link Corp.                                             5,120,668  1,643,294       0.0%
#  DA CIN Construction Co., Ltd.                            1,001,711    599,446       0.0%
#  Da-Li Development Co., Ltd.                                976,189    612,493       0.0%
#  Dadi Early-Childhood Education Group Ltd.                   25,000    151,680       0.0%
   Dafeng TV, Ltd.                                            454,870    504,201       0.0%
#* Danen Technology Corp.                                   2,682,000    616,365       0.0%
   Darfon Electronics Corp.                                 1,769,550  1,036,284       0.0%
#  Darwin Precisions Corp.                                  2,422,635    937,067       0.0%
   Davicom Semiconductor, Inc.                                 52,888     35,622       0.0%
#  De Licacy Industrial Co., Ltd.                             928,798    765,242       0.0%
#  Delpha Construction Co., Ltd.                              839,931    352,351       0.0%
#  Depo Auto Parts Ind Co., Ltd.                              685,000  2,139,631       0.1%
*  Der Pao Construction Co., Ltd.                             902,078         --       0.0%
#  DFI, Inc.                                                  514,524    784,689       0.0%
#  Dimerco Express Corp.                                      645,000    421,583       0.0%
#  Dr Wu Skincare Co., Ltd.                                    13,000     88,924       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
TAIWAN -- (Continued)
   Draytek Corp.                                               42,000 $   39,426       0.0%
#  Dynacolor, Inc.                                            306,000    407,120       0.0%
*  Dynamic Electronics Co., Ltd.                            1,862,321    550,248       0.0%
   Dynapack International Technology Corp.                    971,000  1,270,261       0.0%
#  E Ink Holdings, Inc.                                     5,656,000  4,793,762       0.1%
#  E-Lead Electronic Co., Ltd.                                507,942    472,212       0.0%
#  E-Life Mall Corp.                                          446,000    853,615       0.0%
*  E-Ton Solar Tech Co., Ltd.                               2,396,209    741,518       0.0%
*  Eastern Media International Corp.                        2,757,889    655,239       0.0%
#  Edimax Technology Co., Ltd.                              1,297,108    416,821       0.0%
#  Edison Opto Corp.                                          810,000    344,817       0.0%
#  Edom Technology Co., Ltd.                                1,131,968    630,324       0.0%
#  eGalax_eMPIA Technology, Inc.                              346,703    555,785       0.0%
#  Elan Microelectronics Corp.                              2,597,715  2,938,217       0.1%
#  Elite Advanced Laser Corp.                                 669,520  2,434,275       0.1%
#  Elite Material Co., Ltd.                                 1,920,350  5,346,194       0.1%
   Elite Semiconductor Memory Technology, Inc.              1,732,200  1,845,222       0.1%
#  Elitegroup Computer Systems Co., Ltd.                    2,281,254    975,003       0.0%
#  eMemory Technology, Inc.                                   429,000  4,544,896       0.1%
#  Emerging Display Technologies Corp.                        646,000    200,525       0.0%
#  ENG Electric Co., Ltd.                                   1,161,465    613,675       0.0%
#  Ennoconn Corp.                                              40,972    649,253       0.0%
#  EnTie Commercial Bank Co., Ltd.                          2,226,603    849,367       0.0%
*  Episil Holdings, Inc.                                      282,000     89,210       0.0%
#* Epistar Corp.                                            4,325,000  2,936,578       0.1%
#  Eslite Spectrum Corp. (The)                                 25,000    144,770       0.0%
#  Eson Precision Ind. Co., Ltd.                              293,000    380,301       0.0%
#  Eternal Materials Co., Ltd.                              3,995,618  4,211,259       0.1%
   Etron Technology, Inc.                                   1,607,000    616,952       0.0%
#  Eurocharm Holdings Co., Ltd.                                79,000    223,600       0.0%
#  Everest Textile Co., Ltd.                                2,302,562  1,206,651       0.0%
   Evergreen International Storage & Transport Corp.        3,627,000  1,469,909       0.0%
#  Everlight Chemical Industrial Corp.                      3,210,606  2,030,949       0.1%
#  Everlight Electronics Co., Ltd.                          2,662,000  4,015,121       0.1%
#  Everspring Industry Co., Ltd.                              205,000    105,957       0.0%
#  Excelsior Medical Co., Ltd.                                602,217    859,885       0.0%
   Far Eastern Department Stores, Ltd.                      5,475,000  2,901,736       0.1%
   Far Eastern International Bank                          13,845,921  3,937,291       0.1%
#  Faraday Technology Corp.                                 1,470,788  1,463,239       0.0%
#* Farglory F T Z Investment Holding Co., Ltd.                485,000    211,179       0.0%
   Farglory Land Development Co., Ltd.                      1,722,000  1,979,255       0.1%
#  Federal Corp.                                            3,200,238  1,369,111       0.0%
#  Feedback Technology Corp.                                  235,000    453,947       0.0%
#  Feng Hsin Steel Co., Ltd.                                2,776,100  3,679,121       0.1%
   Fine Blanking & Tool Co., Ltd.                              13,000     17,511       0.0%
*  First Copper Technology Co., Ltd.                          791,000    169,504       0.0%
#  First Hotel                                                976,967    510,904       0.0%
#* First Insurance Co., Ltd, (The)                          1,157,179    414,403       0.0%
*  First Steamship Co., Ltd.                                2,484,218    563,266       0.0%
#  FLEXium Interconnect, Inc.                               1,835,522  5,219,486       0.1%
#  Flytech Technology Co., Ltd.                               709,309  2,335,524       0.1%
#  FocalTech Systems Co., Ltd.                              1,323,048  1,431,121       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
TAIWAN -- (Continued)
#  Formosa Advanced Technologies Co., Ltd.                 1,096,000 $  766,029       0.0%
#  Formosa International Hotels Corp.                        305,329  1,711,998       0.0%
#  Formosa Laboratories, Inc.                                408,000  1,143,686       0.0%
#  Formosa Oilseed Processing Co., Ltd.                      708,567  1,164,349       0.0%
#  Formosa Optical Technology Co., Ltd.                      145,000    330,511       0.0%
   Formosan Rubber Group, Inc.                             2,677,501  1,245,707       0.0%
   Formosan Union Chemical                                 1,285,218    688,083       0.0%
#  Fortune Electric Co., Ltd.                                699,078    383,899       0.0%
   Founding Construction & Development Co., Ltd.           1,114,623    569,156       0.0%
   Foxlink Image Technology Co., Ltd.                        669,000    320,963       0.0%
#  Foxsemicon Integrated Technology, Inc.                    227,000    567,839       0.0%
#* Froch Enterprise Co., Ltd.                              1,216,189    369,017       0.0%
   FSP Technology, Inc.                                    1,036,427    791,252       0.0%
#  Fulgent Sun International Holding Co., Ltd.               355,827    701,189       0.0%
   Fullerton Technology Co., Ltd.                            399,600    289,625       0.0%
#  Fulltech Fiber Glass Corp.                              1,848,083    763,646       0.0%
   Fwusow Industry Co., Ltd.                                 823,751    403,212       0.0%
#  G Shank Enterprise Co., Ltd.                              773,281    617,328       0.0%
*  G Tech Optoelectronics Corp.                              809,354    530,434       0.0%
#  Gallant Precision Machining Co., Ltd.                     839,000    551,833       0.0%
#  Gamania Digital Entertainment Co., Ltd.                   669,000    602,528       0.0%
   Gemtek Technology Corp.                                 2,257,219  1,299,100       0.0%
#  General Interface Solution Holding, Ltd.                  634,000  1,689,375       0.0%
#  General Plastic Industrial Co., Ltd.                      232,553    315,329       0.0%
#  Generalplus Technology, Inc.                               77,000     91,722       0.0%
#* Genesis Photonics, Inc.                                 2,089,990    303,462       0.0%
   Genesys Logic, Inc.                                       326,000    411,308       0.0%
#* Genius Electronic Optical Co., Ltd.                       485,427    774,169       0.0%
*  Genmont Biotech, Inc.                                      48,000     31,505       0.0%
#  GeoVision, Inc.                                           398,931    599,900       0.0%
   Getac Technology Corp.                                  2,800,360  3,637,144       0.1%
#  Giantplus Technology Co., Ltd.                          1,585,900    857,102       0.0%
   Gigabyte Technology Co., Ltd.                           3,717,800  4,885,528       0.1%
#  Gigasolar Materials Corp.                                 163,880  2,065,339       0.1%
#* Gigastorage Corp.                                       2,094,561  1,503,350       0.0%
   Ginko International Co., Ltd.                              86,000    801,913       0.0%
#* Gintech Energy Corp.                                    3,308,297  2,362,040       0.1%
#* Global Brands Manufacture, Ltd.                         1,991,359    687,342       0.0%
#  Global Lighting Technologies, Inc.                        548,000  1,170,240       0.0%
#  Global Mixed Mode Technology, Inc.                        519,000  1,147,592       0.0%
#  Global PMX Co., Ltd.                                       83,000    379,967       0.0%
#  Global Unichip Corp.                                      610,000  1,554,046       0.0%
#  Globalwafers Co., Ltd.                                    418,048  1,030,377       0.0%
   Globe Union Industrial Corp.                            1,361,914    670,251       0.0%
#  Gloria Material Technology Corp.                        3,509,547  1,878,048       0.1%
#  Glory Science Co., Ltd.                                   330,296    587,242       0.0%
*  GlycoNex, Inc.                                             10,000     10,756       0.0%
#* Gold Circuit Electronics, Ltd.                          2,805,227    945,012       0.0%
   Golden Friends Corp.                                       44,000     48,449       0.0%
#  Goldsun Building Materials Co., Ltd.                    8,833,722  2,037,215       0.1%
#  Good Will Instrument Co., Ltd.                            237,869    154,465       0.0%
   Gourmet Master Co., Ltd.                                  157,000  1,408,915       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
TAIWAN -- (Continued)
#  Grand Ocean Retail Group, Ltd.                             133,000 $   94,786       0.0%
#  Grand Pacific Petrochemical                              6,845,000  3,815,686       0.1%
#  Grand Plastic Technology Corp.                              81,000    521,192       0.0%
#  Grape King Bio, Ltd.                                       683,000  5,734,801       0.1%
#  Great China Metal Industry                               1,001,000    734,973       0.0%
#  Great Taipei Gas Co., Ltd.                               1,640,000  1,233,848       0.0%
   Great Wall Enterprise Co., Ltd.                          3,741,774  3,404,307       0.1%
   Greatek Electronics, Inc.                                1,517,000  1,915,196       0.1%
#* Green Energy Technology, Inc.                            2,304,457  1,263,765       0.0%
#  Green Seal Holding, Ltd.                                   274,000  1,453,537       0.0%
#* GTM Holdings Corp.                                         681,000    325,662       0.0%
#  Hakers Enterprise Co., Ltd.                                127,200    229,616       0.0%
   Hannstar Board Corp.                                     2,158,049  1,038,431       0.0%
#* HannStar Display Corp.                                  21,469,506  5,373,648       0.1%
*  HannsTouch Solution, Inc.                                3,604,805    883,891       0.0%
#  Hanpin Electron Co., Ltd.                                  222,000    319,350       0.0%
#* Harvatek Corp.                                             941,949    279,027       0.0%
#  Hey Song Corp.                                           2,000,750  2,046,010       0.1%
#  Hi-Clearance, Inc.                                         185,000    522,626       0.0%
#  HIM International Music, Inc.                               47,000    174,670       0.0%
#  Hiroca Holdings, Ltd.                                      393,448  1,370,747       0.0%
#  HiTi Digital, Inc.                                       1,013,935    416,976       0.0%
#  Hitron Technology, Inc.                                  1,757,213  1,150,555       0.0%
#* Ho Tung Chemical Corp.                                   5,527,391  1,356,272       0.0%
#  Hocheng Corp.                                            2,223,700    564,493       0.0%
   Hold-Key Electric Wire & Cable Co., Ltd.                   205,908     50,620       0.0%
#  Holiday Entertainment Co., Ltd.                            415,800    649,118       0.0%
#  Holtek Semiconductor, Inc.                               1,176,000  1,856,644       0.1%
#  Holy Stone Enterprise Co., Ltd.                          1,290,728  1,301,273       0.0%
#  Hong TAI Electric Industrial                               979,000    275,523       0.0%
#  Hong YI Fiber Industry Co.                                 414,652    254,966       0.0%
*  Horizon Securities Co., Ltd.                             2,760,000    492,038       0.0%
#  Hota Industrial Manufacturing Co., Ltd.                  1,199,128  5,011,278       0.1%
#  Hsin Kuang Steel Co., Ltd.                               1,458,443    861,922       0.0%
   Hsin Yung Chien Co., Ltd.                                  240,100    599,366       0.0%
#  Hsing TA Cement Co.                                        540,900    171,322       0.0%
#  Hu Lane Associate, Inc.                                    496,866  2,189,567       0.1%
*  HUA ENG Wire & Cable Co., Ltd.                           2,359,565    567,879       0.0%
#  Huaku Development Co., Ltd.                              1,759,816  3,097,612       0.1%
#  Huang Hsiang Construction Corp.                            754,800    922,518       0.0%
   Hung Ching Development & Construction Co., Ltd.            730,000    420,760       0.0%
   Hung Poo Real Estate Development Corp.                   1,710,185  1,406,264       0.0%
#  Hung Sheng Construction, Ltd.                            3,113,400  1,679,650       0.0%
#  Huxen Corp.                                                301,244    365,615       0.0%
#  Hwa Fong Rubber Co., Ltd.                                1,625,890    524,901       0.0%
#* Hwacom Systems, Inc.                                       442,000    140,512       0.0%
*  I-Chiun Precision Industry Co., Ltd.                       846,313    227,265       0.0%
#  I-Sheng Electric Wire & Cable Co., Ltd.                    664,000    925,270       0.0%
#  Ibase Technology, Inc.                                     758,073  1,575,811       0.0%
#* Ichia Technologies, Inc.                                 2,319,000  1,026,262       0.0%
#  Ideal Bike Corp.                                           862,263    293,613       0.0%
#  IEI Integration Corp.                                      755,209  1,123,670       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
TAIWAN -- (Continued)
#  Infortrend Technology, Inc.                             1,176,163 $  580,839       0.0%
#  Innodisk Corp.                                            216,053    560,455       0.0%
#  Inpaq Technology Co., Ltd.                                546,000    397,282       0.0%
#  Intai Technology Corp.                                    135,000    614,445       0.0%
#  Integrated Service Technology, Inc.                       196,000    602,822       0.0%
   IntelliEPI, Inc.                                           39,000    104,959       0.0%
#  International Games System Co., Ltd.                      283,000  1,589,236       0.0%
#  Iron Force Industrial Co., Ltd.                           237,393  1,445,817       0.0%
#  ITE Technology, Inc.                                      890,095    824,710       0.0%
   ITEQ Corp.                                              1,437,614  1,555,888       0.0%
*  J Touch Corp.                                              11,000        789       0.0%
#  Jentech Precision Industrial Co., Ltd.                    422,868    660,984       0.0%
#  Jess-Link Products Co., Ltd.                              885,900    733,363       0.0%
#  Jih Sun Financial Holdings Co., Ltd.                    8,498,896  1,770,628       0.1%
#  Jinli Group Holdings, Ltd.                                418,600    500,065       0.0%
#  Johnson Health Tech Co., Ltd.                             588,257    854,681       0.0%
#  K Laser Technology, Inc.                                  683,000    368,082       0.0%
#  Kang Na Hsiung Enterprise Co., Ltd.                       333,020    111,841       0.0%
#  Kaori Heat Treatment Co., Ltd.                            549,197    990,519       0.0%
#  Kaulin Manufacturing Co., Ltd.                            875,330    446,135       0.0%
#  KD Holding Corp.                                          136,000    755,681       0.0%
#  KEE TAI Properties Co., Ltd.                            2,564,473    819,947       0.0%
#  Kenmec Mechanical Engineering Co., Ltd.                 1,245,000    460,871       0.0%
#  Kerry TJ Logistics Co., Ltd.                            1,640,000  2,151,082       0.1%
#  Kindom Construction Corp.                               2,433,000  1,198,312       0.0%
   King Chou Marine Technology Co., Ltd.                      37,000     44,495       0.0%
   King Yuan Electronics Co., Ltd.                         7,400,979  6,509,807       0.1%
   King's Town Bank Co., Ltd.                              3,995,701  3,268,154       0.1%
#* King's Town Construction Co., Ltd.                        940,074    565,737       0.0%
#  Kingpak Technology, Inc.                                   99,117    566,319       0.0%
   Kinik Co.                                                 738,000  1,219,033       0.0%
#* Kinko Optical Co., Ltd.                                   964,000    732,093       0.0%
#  Kinpo Electronics                                       8,649,157  3,242,212       0.1%
   Kinsus Interconnect Technology Corp.                      797,000  1,839,203       0.1%
#  KMC Kuei Meng International, Inc.                         279,146    967,354       0.0%
#  KS Terminals, Inc.                                        803,482    904,489       0.0%
#  Kung Long Batteries Industrial Co., Ltd.                  368,000  1,722,612       0.1%
#* Kung Sing Engineering Corp.                             1,965,000    621,544       0.0%
#  Kuo Toong International Co., Ltd.                       1,326,511    723,664       0.0%
#  Kuoyang Construction Co., Ltd.                          2,979,384  1,170,844       0.0%
   Kwong Fong Industries Corp.                               950,183    768,680       0.0%
#  Kwong Lung Enterprise Co., Ltd.                           187,000    281,949       0.0%
#  KYE Systems Corp.                                       1,763,672    503,114       0.0%
#  L&K Engineering Co., Ltd.                                 623,048    487,508       0.0%
#  LAN FA Textile                                          1,708,933    451,567       0.0%
#  Land Mark Optoelectronics Corp.                           177,300  1,589,133       0.0%
#  Lanner Electronics, Inc.                                  457,006    627,997       0.0%
   Laser Tek Taiwan Co., Ltd.                                 92,504     63,755       0.0%
   LCY Chemical Corp.                                      1,926,383  2,350,283       0.1%
   Leader Electronics, Inc.                                  828,000    276,815       0.0%
#  Leadtrend Technology Corp.                                120,086    139,068       0.0%
#  Lealea Enterprise Co., Ltd.                             4,749,892  1,214,943       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
TAIWAN -- (Continued)
   Ledlink Optics, Inc.                                       220,762 $  272,155       0.0%
   Ledtech Electronics Corp.                                  351,000    134,486       0.0%
   LEE CHI Enterprises Co., Ltd.                            1,115,000    356,684       0.0%
#  Lelon Electronics Corp.                                    389,300    482,193       0.0%
   Leofoo Development Co., Ltd.                             1,754,116    474,776       0.0%
#* LES Enphants Co., Ltd.                                     727,754    288,116       0.0%
#  Lextar Electronics Corp.                                 2,699,500  1,118,239       0.0%
#  Li Cheng Enterprise Co., Ltd.                              294,800  1,142,820       0.0%
#* Li Peng Enterprise Co., Ltd.                             4,191,897    942,004       0.0%
#  Lian HWA Food Corp.                                        397,584    371,679       0.0%
#  Lien Chang Electronic Enter                                476,000    209,941       0.0%
#  Lien Hwa Industrial Corp.                                3,961,115  2,684,327       0.1%
   Lingsen Precision Industries, Ltd.                       2,644,506    932,892       0.0%
#  Lion Travel Service Co., Ltd.                               32,000     81,027       0.0%
#  Lite-On Semiconductor Corp.                              1,509,539  1,059,543       0.0%
   Long Bon International Co., Ltd.                         2,208,945  1,140,754       0.0%
#  Long Chen Paper Co., Ltd.                                3,616,606  1,716,707       0.1%
#  Longwell Co.                                               854,000    749,893       0.0%
#  Lotes Co., Ltd.                                            444,778  1,130,908       0.0%
#  Lu Hai Holding Corp.                                        69,000    130,833       0.0%
#  Lucky Cement Corp.                                       1,563,000    449,503       0.0%
#  Lumax International Corp., Ltd.                            591,769    938,205       0.0%
#  Lung Yen Life Service Corp.                                528,000    898,694       0.0%
#  LuxNet Corp.                                               432,482    419,260       0.0%
#  Macauto Industrial Co., Ltd.                               248,000  1,437,646       0.0%
   Machvision, Inc.                                            40,000     78,299       0.0%
#  Macroblock, Inc.                                            83,000    184,398       0.0%
*  Macronix International                                  25,043,481  3,463,055       0.1%
*  MacroWell OMG Digital Entertainment Co., Ltd.                1,000      1,529       0.0%
#  Mag Layers Scientific-Technics Co., Ltd.                   237,303    390,497       0.0%
#  Makalot Industrial Co., Ltd.                               403,677  1,588,711       0.0%
#  Marketech International Corp.                              862,000    738,602       0.0%
#  Masterlink Securities Corp.                              7,654,728  1,943,320       0.1%
*  Materials Analysis Technology, Inc.                          8,343      2,194       0.0%
#  Materials Analysis Technology, Inc.                         69,000    173,934       0.0%
#* Mayer Steel Pipe Corp.                                     884,567    357,248       0.0%
   Maywufa Co., Ltd.                                           69,322     28,540       0.0%
#  Meiloon Industrial Co.                                     393,809    170,086       0.0%
   Mercuries & Associates Holding, Ltd.                     2,431,790  1,494,245       0.0%
#* Mercuries Life Insurance Co., Ltd.                       5,425,359  2,609,755       0.1%
#  Merry Electronics Co., Ltd.                              1,070,477  4,127,177       0.1%
   Micro-Star International Co., Ltd.                         464,075  1,335,050       0.0%
*  Microbio Co., Ltd.                                       2,017,607  1,493,177       0.0%
*  Microelectronics Technology, Inc.                          116,009     97,988       0.0%
#  Microlife Corp.                                            288,600    663,609       0.0%
   Mildef Crete, Inc.                                         170,000    188,545       0.0%
#  MIN AIK Technology Co., Ltd.                             1,164,316  1,366,750       0.0%
#  Mirle Automation Corp.                                   1,090,959  1,384,174       0.0%
#  Mitac Holdings Corp.                                     2,168,004  2,051,921       0.1%
#  Mobiletron Electronics Co., Ltd.                           410,800    516,578       0.0%
#  momo.com, Inc.                                              39,000    253,083       0.0%
*  Mosel Vitelic, Inc.                                      1,082,201     77,043       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
TAIWAN -- (Continued)
#* Motech Industries, Inc.                                 2,619,000 $2,526,493       0.1%
#  MPI Corp.                                                 445,000  1,119,934       0.0%
#  Nak Sealing Technologies Corp.                            367,954    961,116       0.0%
#  Namchow Chemical Industrial Co., Ltd.                   1,146,000  2,439,988       0.1%
#  Nan Kang Rubber Tire Co., Ltd.                          3,331,952  3,071,540       0.1%
#  Nan Liu Enterprise Co., Ltd.                              231,000    979,239       0.0%
   Nan Ren Lake Leisure Amusement Co., Ltd.                  855,000    204,807       0.0%
   Nan Ya Printed Circuit Board Corp.                      1,610,000  1,215,714       0.0%
#  Nang Kuang Pharmaceutical co., Ltd.                        69,000     88,834       0.0%
#  Nantex Industry Co., Ltd.                               1,619,714  1,175,770       0.0%
#  National Petroleum Co., Ltd.                              207,824    240,700       0.0%
#* Neo Solar Power Corp.                                   6,203,744  3,168,146       0.1%
#  Netronix, Inc.                                            468,000    932,808       0.0%
   New Asia Construction & Development Corp.                 338,835     67,410       0.0%
   New Best Wire Industrial Co., Ltd.                         49,000     44,633       0.0%
#  New Era Electronics Co., Ltd.                             312,000    219,248       0.0%
#* Newmax Technology Co., Ltd.                               366,009    212,738       0.0%
#  Nexcom International Co., Ltd.                            677,094    674,235       0.0%
#  Nichidenbo Corp.                                          927,801    717,328       0.0%
   Nien Hsing Textile Co., Ltd.                            1,601,436  1,198,447       0.0%
#  Nishoku Technology, Inc.                                  143,000    367,016       0.0%
#  Nuvoton Technology Corp.                                  361,000    416,964       0.0%
*  O-TA Precision Industry Co., Ltd.                          42,000     17,799       0.0%
#* Ocean Plastics Co., Ltd.                                  830,200    669,351       0.0%
#  On-Bright Electronics, Inc.                               156,600  1,017,159       0.0%
#  OptoTech Corp.                                          3,753,886  1,581,358       0.0%
   Orient Europharma Co., Ltd.                                35,000     63,527       0.0%
*  Orient Semiconductor Electronics, Ltd.                  4,075,000  1,470,532       0.0%
#  Oriental Union Chemical Corp.                           3,219,267  2,009,984       0.1%
#  P-Duke Technology Co., Ltd.                               255,000    522,674       0.0%
   P-Two Industries, Inc.                                     49,000     25,245       0.0%
#  Pacific Construction Co.                                1,868,921    665,513       0.0%
#  Pacific Hospital Supply Co., Ltd.                         325,000    918,375       0.0%
#  Paiho Shih Holdings Corp.                                 622,600    745,999       0.0%
#  Pan Jit International, Inc.                             2,371,541  1,116,230       0.0%
#  Pan-International Industrial Corp.                      2,834,747  2,600,539       0.1%
#  Parade Technologies, Ltd.                                 421,401  4,741,668       0.1%
#  Paragon Technologies Co., Ltd.                            444,246    334,890       0.0%
   PChome Online, Inc.                                       449,921  4,885,299       0.1%
#  Pharmally International Holding Co., Ltd.                  87,000  1,311,167       0.0%
#* Phihong Technology Co., Ltd.                            1,483,901    464,332       0.0%
#  Phoenix Tours International, Inc.                         303,450    340,016       0.0%
#  Pixart Imaging, Inc.                                      593,150  1,283,786       0.0%
   Planet Technology Corp.                                     9,000     13,007       0.0%
#  Polytronics Technology Corp.                              330,027    627,132       0.0%
#  Portwell, Inc.                                            468,000    623,834       0.0%
#  Posiflex Technology, Inc.                                 301,678  1,775,598       0.1%
*  Potrans Electrical Corp., Ltd.                            228,000         --       0.0%
#  Power Quotient International Co., Ltd.                    970,600    293,038       0.0%
   Powertech Industrial Co., Ltd.                             80,000     33,442       0.0%
   Poya International Co., Ltd.                              299,236  4,349,964       0.1%
   President Securities Corp.                              5,557,664  1,933,229       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
TAIWAN -- (Continued)
#  Primax Electronics, Ltd.                                 1,554,000 $2,457,681       0.1%
#* Prime Electronics & Satellitics, Inc.                      667,822    197,545       0.0%
   Prince Housing & Development Corp.                       8,191,644  2,593,798       0.1%
#* Princeton Technology Corp.                               1,099,000    287,018       0.0%
   Pro Hawk Corp.                                              20,000    102,656       0.0%
*  Prodisc Technology, Inc.                                 1,707,199         --       0.0%
#  Promate Electronic Co., Ltd.                             1,060,000  1,071,153       0.0%
#  Promise Technology, Inc.                                 1,012,286    464,184       0.0%
*  Protop Technology Co., Ltd.                                192,000         --       0.0%
   Qisda Corp.                                             11,499,900  4,837,981       0.1%
#  Qualipoly Chemical Corp.                                   514,713    551,335       0.0%
#  Quanta Storage, Inc.                                       543,000    517,800       0.0%
*  Quintain Steel Co., Ltd.                                 1,138,000    303,838       0.0%
#  Radiant Opto-Electronics Corp.                           1,486,000  2,505,219       0.1%
#* Radium Life Tech Co., Ltd.                               4,663,100  1,322,048       0.0%
#  Ralec Electronic Corp.                                     291,209    439,433       0.0%
#  Rechi Precision Co., Ltd.                                1,851,181  2,110,454       0.1%
#  Rexon Industrial Corp., Ltd.                                94,392     37,925       0.0%
#  Rich Development Co., Ltd.                               4,314,036  1,187,901       0.0%
#  RichWave Technology Corp.                                   97,000    179,563       0.0%
*  Ritek Corp.                                             12,892,860  2,223,906       0.1%
#  Rotam Global Agrosciences, Ltd.                            488,268    567,314       0.0%
#  Ruentex Engineering & Construction Co.                     226,000    261,229       0.0%
#  Run Long Construction Co., Ltd.                            862,292    897,466       0.0%
#  Sagittarius Life Science Corp.                              69,889    270,653       0.0%
*  Sainfoin Technology Corp.                                  131,260         --       0.0%
   Sampo Corp.                                              3,400,327  2,114,937       0.1%
#  San Fang Chemical Industry Co., Ltd.                     1,242,647  1,369,270       0.0%
   San Far Property, Ltd.                                      74,000     27,003       0.0%
#  San Shing Fastech Corp.                                    647,875  1,130,280       0.0%
#  Sanyang Motor Co., Ltd.                                  2,817,628  1,803,495       0.1%
#  SCI Pharmtech, Inc.                                        353,395    908,559       0.0%
#  Scientech Corp.                                            287,000    547,374       0.0%
#  SDI Corp.                                                  816,000  1,024,723       0.0%
#  Sea Sonic Electronics Co., Ltd.                            143,000    139,777       0.0%
#  Senao International Co., Ltd.                              567,541    898,232       0.0%
#  Senao Networks, Inc.                                        90,000    375,679       0.0%
   Sercomm Corp.                                            1,593,000  3,742,117       0.1%
#  Sesoda Corp.                                             1,063,821    860,717       0.0%
   Shan-Loong Transportation Co., Ltd.                         29,000     23,191       0.0%
   Sharehope Medicine Co., Ltd.                                32,000     35,649       0.0%
#  Sheng Yu Steel Co., Ltd.                                   639,980    587,067       0.0%
#  ShenMao Technology, Inc.                                   542,891    519,286       0.0%
#  Shih Her Technologies, Inc.                                284,000    291,558       0.0%
*  Shih Wei Navigation Co., Ltd.                            1,537,384    436,590       0.0%
#  Shihlin Electric & Engineering Corp.                     1,700,000  2,185,026       0.1%
*  Shihlin Paper Corp.                                         95,000     90,348       0.0%
   Shin Hai Gas Corp.                                           1,245      1,634       0.0%
#  Shin Zu Shing Co., Ltd.                                  1,024,144  3,083,722       0.1%
#  Shinih Enterprise Co., Ltd.                                128,000     90,767       0.0%
#* Shining Building Business Co., Ltd.                      2,417,041    763,992       0.0%
#  Shinkong Insurance Co., Ltd.                             1,313,131    989,203       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
TAIWAN -- (Continued)
   Shinkong Synthetic Fibers Corp.                         9,970,395 $2,656,418       0.1%
#  Shinkong Textile Co., Ltd.                                964,542  1,176,540       0.0%
#  Shiny Chemical Industrial Co., Ltd.                       334,031    548,847       0.0%
#  ShunSin Technology Holding, Ltd.                           86,000    302,910       0.0%
#* Shuttle, Inc.                                           2,485,152    637,911       0.0%
   Sigurd Microelectronics Corp.                           2,448,974  1,828,706       0.1%
#  Silergy Corp.                                             125,000  1,821,220       0.1%
*  Silicon Integrated Systems Corp.                        1,490,820    293,791       0.0%
#  Silitech Technology Corp.                                 797,774    395,006       0.0%
  Simplo Technology Co., Ltd.                                251,000    774,168       0.0%
#  Sinbon Electronics Co., Ltd.                            1,438,814  3,234,432       0.1%
   Sincere Navigation Corp.                                2,077,786  1,160,591       0.0%
#  Single Well Industrial Corp.                               84,000     88,484       0.0%
#  Sinher Technology, Inc.                                   109,000    197,157       0.0%
#  Sinmag Equipment Corp.                                    235,436  1,103,676       0.0%
#  Sino-American Electronic Co., Ltd.                        114,650    243,937       0.0%
#  Sino-American Silicon Products, Inc.                    3,975,000  4,272,984       0.1%
#  Sinon Corp.                                             2,490,510  1,206,970       0.0%
#  Sinphar Pharmaceutical Co., Ltd.                          840,938    680,010       0.0%
#  Sinyi Realty, Inc.                                      1,383,608  1,266,016       0.0%
#  Sirtec International Co., Ltd.                            862,000  1,080,841       0.0%
   Sitronix Technology Corp.                                 670,879  2,482,503       0.1%
#  Siward Crystal Technology Co., Ltd.                     1,029,000    652,982       0.0%
#  Soft-World International Corp.                            467,000    935,742       0.0%
*  Solar Applied Materials Technology Co.                  2,371,581    493,179       0.0%
#* Solartech Energy Corp.                                  2,246,616  1,125,661       0.0%
   Solteam Electronics Co., Ltd.                              60,599     78,844       0.0%
*  Solytech Enterprise Corp.                                 651,000    106,888       0.0%
#  Sonix Technology Co., Ltd.                              1,046,000  1,070,079       0.0%
#  Southeast Cement Co., Ltd.                              1,053,700    504,222       0.0%
   Speed Tech Corp.                                           73,000     54,084       0.0%
   Spirox Corp.                                               52,824     29,871       0.0%
#  Sporton International, Inc.                               449,388  2,146,622       0.1%
   St Shine Optical Co., Ltd.                                222,000  4,665,578       0.1%
#  Standard Chemical & Pharmaceutical Co., Ltd.              688,571    714,834       0.0%
#  Stark Technology, Inc.                                    817,860    672,670       0.0%
#* Sunko INK Co., Ltd.                                       263,000    134,704       0.0%
#  Sunny Friend Environmental Technology Co., Ltd.           270,000    965,531       0.0%
#  Sunonwealth Electric Machine Industry Co., Ltd.         1,076,487    795,895       0.0%
#  Sunplus Technology Co., Ltd.                            1,644,000    564,330       0.0%
   Sunrex Technology Corp.                                 1,162,580    698,231       0.0%
#  Sunspring Metal Corp.                                     612,000    798,922       0.0%
*  Sunty Development Co., Ltd.                                42,000     16,806       0.0%
#  Supreme Electronics Co., Ltd.                           2,241,508  1,612,904       0.0%
#  Swancor Holding Co., Ltd.                                 428,206  1,012,253       0.0%
#  Sweeten Real Estate Development Co., Ltd.                 612,357    284,197       0.0%
   Syncmold Enterprise Corp.                                 931,000  1,555,832       0.0%
#  Sysage Technology Co., Ltd.                               533,484    441,260       0.0%
*  Sysgration                                                242,000     90,224       0.0%
#  Systex Corp.                                              531,388    893,336       0.0%
#  T-Mac Techvest PCB Co., Ltd.                              380,000    144,974       0.0%
   T3EX Global Holdings Corp.                                102,117     67,840       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
TAIWAN -- (Continued)
   TA Chen Stainless Pipe                                   4,502,127 $2,366,557       0.1%
#  Ta Chong Securities Co., Ltd.                            1,478,000    359,479       0.0%
#* Ta Ya Electric Wire & Cable                              3,252,306    540,176       0.0%
#  Ta Yih Industrial Co., Ltd.                                209,000    522,621       0.0%
   TA-I Technology Co., Ltd.                                  815,718    492,806       0.0%
#  Tah Hsin Industrial Corp.                                  426,600    338,995       0.0%
   TAI Roun Products Co., Ltd.                                201,000     66,509       0.0%
#* Tai Tung Communication Co., Ltd.                           232,197    129,870       0.0%
   Tai-Saw Technology Co., Ltd.                                98,000     85,597       0.0%
#  Taichung Commercial Bank Co., Ltd.                      13,504,681  3,844,835       0.1%
#  TaiDoc Technology Corp.                                    261,449    922,239       0.0%
#  Taiflex Scientific Co., Ltd.                             1,343,340  1,275,800       0.0%
#  Taimide Tech, Inc.                                         572,250    649,571       0.0%
#  Tainan Enterprises Co., Ltd.                               872,370    806,033       0.0%
#  Tainan Spinning Co., Ltd.                                7,101,044  2,723,933       0.1%
#  Tainergy Tech Co., Ltd.                                  1,119,000    532,772       0.0%
#* Taisun Enterprise Co., Ltd.                              1,979,428  1,055,982       0.0%
*  Taita Chemical Co., Ltd.                                   900,951    231,674       0.0%
#  Taiwan Acceptance Corp.                                    634,480  1,458,230       0.0%
#  Taiwan Chinsan Electronic Industrial Co., Ltd.             553,000    906,483       0.0%
#  Taiwan Cogeneration Corp.                                2,076,566  1,512,806       0.0%
#  Taiwan Fire & Marine Insurance Co., Ltd.                 1,242,338    728,003       0.0%
*  Taiwan Flourescent Lamp Co., Ltd.                          176,000         --       0.0%
#  Taiwan FU Hsing Industrial Co., Ltd.                       951,000  1,199,041       0.0%
*  Taiwan Glass Industry Corp.                                 79,000     33,003       0.0%
   Taiwan Hon Chuan Enterprise Co., Ltd.                    2,302,468  3,773,545       0.1%
#  Taiwan Hopax Chemicals Manufacturing Co., Ltd.           1,089,120    650,752       0.0%
*  Taiwan Kolin Co., Ltd.                                   1,356,000         --       0.0%
#  Taiwan Land Development Corp.                            6,351,994  1,983,299       0.1%
   Taiwan Line Tek Electronic                                 415,306    263,080       0.0%
   Taiwan Mask Corp.                                          662,412    175,626       0.0%
   Taiwan Navigation Co., Ltd.                              1,104,777    411,186       0.0%
   Taiwan Optical Platform Co., Ltd.                            9,000     37,359       0.0%
#  Taiwan Paiho, Ltd.                                       1,681,287  5,715,053       0.1%
#  Taiwan PCB Techvest Co., Ltd.                            1,684,238  1,643,977       0.0%
#* Taiwan Prosperity Chemical Corp.                         1,009,000    511,830       0.0%
#* Taiwan Pulp & Paper Corp.                                2,217,980    716,430       0.0%
   Taiwan Sakura Corp.                                      1,591,003  1,832,622       0.1%
#  Taiwan Sanyo Electric Co., Ltd.                            381,400    294,380       0.0%
   Taiwan Semiconductor Co., Ltd.                           1,473,000  1,651,320       0.0%
#  Taiwan Shin Kong Security Co., Ltd.                      1,584,710  1,999,816       0.1%
   Taiwan Styrene Monomer                                   3,387,209  1,788,104       0.1%
   Taiwan Surface Mounting Technology Corp.                 1,888,388  1,572,590       0.0%
#  Taiwan TEA Corp.                                         4,949,897  2,156,674       0.1%
#  Taiwan Union Technology Corp.                            1,548,000  1,712,437       0.0%
#  Taiyen Biotech Co., Ltd.                                   872,883    833,505       0.0%
#* Tatung Co., Ltd.                                        16,173,015  4,251,569       0.1%
#  TCI Co., Ltd.                                               84,000    455,479       0.0%
   Te Chang Construction Co., Ltd.                            376,184    265,156       0.0%
   Tehmag Foods Corp.                                          15,000     89,960       0.0%
#  Ten Ren Tea Co., Ltd.                                      164,980    193,354       0.0%
   Test Research, Inc.                                      1,046,821  1,325,377       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
TAIWAN -- (Continued)
#  Test Rite International Co., Ltd.                       1,807,495 $1,113,530       0.0%
#* Tex-Ray Industrial Co., Ltd.                              803,000    323,152       0.0%
#  Thinking Electronic Industrial Co., Ltd.                  524,204  1,024,064       0.0%
#  Thye Ming Industrial Co., Ltd.                          1,074,669  1,049,672       0.0%
#  Ton Yi Industrial Corp.                                 3,954,644  1,696,814       0.0%
   Tong Hsing Electronic Industries, Ltd.                  1,006,963  3,472,373       0.1%
   Tong Yang Industry Co., Ltd.                            1,566,741  3,645,616       0.1%
   Tong-Tai Machine & Tool Co., Ltd.                       1,590,892  1,133,581       0.0%
   TOPBI International Holdings, Ltd.                        188,000    930,404       0.0%
#  Topco Scientific Co., Ltd.                              1,042,463  2,673,586       0.1%
   Topco Technologies Corp.                                  129,000    238,116       0.0%
#  Topoint Technology Co., Ltd.                              991,776    623,989       0.0%
#  Toung Loong Textile Manufacturing                         574,000  1,572,307       0.0%
#* TPK Holding Co., Ltd.                                   1,574,000  2,509,167       0.1%
#  Trade-Van Information Services Co.                        234,000    193,658       0.0%
*  Transasia Airways Corp.                                 2,047,227    398,527       0.0%
   Tripod Technology Corp.                                 2,894,000  6,851,005       0.1%
#  TrueLight Corp.                                           399,700    690,467       0.0%
#  Tsang Yow Industrial Co., Ltd.                            134,000    150,685       0.0%
#  Tsann Kuen Enterprise Co., Ltd.                           289,686    269,205       0.0%
#  TSC Auto ID Technology Co., Ltd.                          150,700  1,096,323       0.0%
#  TSRC Corp.                                              3,382,200  3,490,482       0.1%
#  Ttet Union Corp.                                          277,000    742,182       0.0%
   TTFB Co., Ltd.                                             62,000    411,544       0.0%
#  TTY Biopharm Co., Ltd.                                    934,979  3,515,557       0.1%
   Tung Ho Steel Enterprise Corp.                          5,243,000  3,342,719       0.1%
#  Tung Thih Electronic Co., Ltd.                            354,600  5,173,715       0.1%
#  TURVO International Co., Ltd.                             333,112    858,757       0.0%
   TXC Corp.                                               2,132,053  2,974,072       0.1%
#  TYC Brother Industrial Co., Ltd.                        1,199,980  1,236,519       0.0%
*  Tycoons Group Enterprise                                2,402,182    338,043       0.0%
#  Tyntek Corp.                                            1,873,039    710,528       0.0%
   U-Ming Marine Transport Corp.                             680,000    470,872       0.0%
#  Ultra Chip, Inc.                                          140,000    171,484       0.0%
#  Unimicron Technology Corp.                              9,116,000  3,764,816       0.1%
#  Union Bank Of Taiwan                                    6,437,149  1,782,262       0.1%
#  Union Insurance Co., Ltd.                                 467,660    174,141       0.0%
#  Unitech Computer Co., Ltd.                                612,804    320,544       0.0%
#  Unitech Printed Circuit Board Corp.                     3,589,370  1,127,380       0.0%
#  United Integrated Services Co., Ltd.                    1,476,439  2,211,611       0.1%
#  United Orthopedic Corp.                                   384,323    799,489       0.0%
#* United Radiant Technology                                 352,000    316,170       0.0%
#  Unity Opto Technology Co., Ltd.                         1,915,500    909,442       0.0%
#  Universal Cement Corp.                                  2,537,654  1,971,344       0.1%
   Universal Microwave Technology, Inc.                      200,000    364,189       0.0%
#* Unizyx Holding Corp.                                    2,738,430  1,220,875       0.0%
   UPC Technology Corp.                                    4,735,447  1,662,373       0.0%
   USI Corp.                                               5,416,734  2,638,545       0.1%
#  Usun Technology Co., Ltd.                                 321,000    445,492       0.0%
#  Ve Wong Corp.                                             621,696    433,044       0.0%
*  Via Technologies, Inc.                                     57,000     20,377       0.0%
#  Victory New Materials, Ltd. Co.                           183,000    331,309       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
TAIWAN -- (Continued)
   Viking Tech Corp.                                          196,438 $  139,361       0.0%
#  Visual Photonics Epitaxy Co., Ltd.                       1,220,772  1,633,848       0.0%
#  Vivotek, Inc.                                              432,956  1,068,621       0.0%
#* Wafer Works Corp.                                        3,144,746    868,717       0.0%
   Wah Hong Industrial Corp.                                  182,021    113,540       0.0%
   Wah Lee Industrial Corp.                                 1,148,000  1,637,148       0.0%
   Walsin Lihwa Corp.                                      15,119,000  5,289,263       0.1%
   Walsin Technology Corp.                                  2,622,834  3,180,937       0.1%
#  Walton Advanced Engineering, Inc.                        2,069,197    740,886       0.0%
#  WAN HWA Enterprise Co.                                     725,536    315,671       0.0%
#  Waterland Financial Holdings Co., Ltd.                   7,113,372  1,801,131       0.1%
#* Wei Chuan Foods Corp.                                    1,726,000    978,537       0.0%
*  Wei Mon Industry Co., Ltd.                               3,075,282     16,450       0.0%
#  Weikeng Industrial Co., Ltd.                             1,615,980    887,876       0.0%
   Well Shin Technology Co., Ltd.                             448,000    666,000       0.0%
#* Wha Yu Industrial Co., Ltd.                                108,000     54,423       0.0%
#  Win Semiconductors Corp.                                   504,795  1,401,896       0.0%
#  Winbond Electronics Corp.                               14,702,138  4,616,200       0.1%
   Winstek Semiconductor Co., Ltd.                             52,000     44,166       0.0%
*  Wintek Corp.                                             5,447,000     59,221       0.0%
#  Wisdom Marine Lines Co., Ltd.                            1,866,603  1,690,138       0.0%
#  Wisechip Semiconductor, Inc.                                33,000    145,166       0.0%
#  Wistron NeWeb Corp.                                      1,683,470  4,684,702       0.1%
#  Wowprime Corp.                                             178,000    651,160       0.0%
#  WT Microelectronics Co., Ltd.                            3,041,903  4,307,896       0.1%
#  WUS Printed Circuit Co., Ltd.                            2,102,000  1,171,278       0.0%
   X-Legend Entertainment Co., Ltd.                            22,716     41,652       0.0%
#  XAC Automation Corp.                                       527,000    777,245       0.0%
#  XinTec, Inc.                                               155,000    157,012       0.0%
#  XPEC Entertainment, Inc.                                   619,646    229,261       0.0%
#  Xxentria Technology Materials Corp.                        684,207  1,791,514       0.1%
   Yageo Corp.                                                460,669    927,118       0.0%
*  Yang Ming Marine Transport Corp.                         5,688,000  1,262,136       0.0%
#  YC Co., Ltd.                                             2,453,823    932,545       0.0%
   YC INOX Co., Ltd.                                        2,411,388  1,750,739       0.1%
#  YCC Parts Manufacturing Co., Ltd.                          204,000    255,208       0.0%
#  Yea Shin International Development Co., Ltd.             1,002,350    409,556       0.0%
#  Yeong Guan Energy Technology Group Co., Ltd.               435,929  1,712,832       0.1%
   YFC-Boneagle Electric Co., Ltd.                            219,000    253,001       0.0%
#  YFY, Inc.                                                8,463,212  2,492,279       0.1%
#  Yi Jinn Industrial Co., Ltd.                             1,618,094    511,521       0.0%
*  Yieh Phui Enterprise Co., Ltd.                           6,930,668  2,677,487       0.1%
#  Yonyu Plastics Co., Ltd.                                   438,600    484,649       0.0%
#* Young Fast Optoelectronics Co., Ltd.                       679,872    259,159       0.0%
#  Young Optics, Inc.                                         371,111    313,656       0.0%
#  Youngtek Electronics Corp.                                 732,666  1,055,048       0.0%
   Yuanta Futures Co., Ltd.                                    18,000     20,955       0.0%
   Yung Chi Paint & Varnish Manufacturing Co., Ltd.           442,869  1,090,413       0.0%
#  Yungshin Construction & Development Co., Ltd.              372,000    282,505       0.0%
#  YungShin Global Holding Corp.                            1,196,015  1,777,382       0.1%
#  Yungtay Engineering Co., Ltd.                            2,443,000  3,443,773       0.1%
#  Zeng Hsing Industrial Co., Ltd.                            362,107  1,747,597       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
TAIWAN -- (Continued)
   Zenitron Corp.                                           1,293,000 $    696,029       0.0%
#  Zig Sheng Industrial Co., Ltd.                           3,101,732      792,791       0.0%
#  Zinwell Corp.                                            1,649,586    1,878,699       0.1%
#  Zippy Technology Corp.                                     663,948      700,861       0.0%
#  ZongTai Real Estate Development Co., Ltd.                1,153,277      645,026       0.0%
                                                                      ------------      ----
TOTAL TAIWAN                                                           818,271,016      14.8%
                                                                      ------------      ----
THAILAND -- (3.4%)
   AAPICO Hitech PCL(B013KZ2)                                 110,000       44,003       0.0%
   AAPICO Hitech PCL(B013L48)                                 964,380      385,780       0.0%
   Advanced Information Technology PCL Class F                274,900      194,800       0.0%
   Aeon Thana Sinsap Thailand PCL(B01KHN0)                    142,500      399,028       0.0%
   AEON Thana Sinsap Thailand PCL(B01KHP2)                     57,700      161,572       0.0%
   AJ Plast PCL                                             1,325,988      289,844       0.0%
*  Amarin Printing & Publishing PCL                            18,060        3,999       0.0%
   Amata Corp. PCL                                          3,427,410    1,136,023       0.0%
   Ananda Development PCL                                  21,650,900    3,056,088       0.1%
   AP Thailand PCL                                          9,887,916    2,005,978       0.0%
*  Apex Development PCL                                         3,536           --       0.0%
*  Asia Aviation PCL                                       13,440,100    2,707,414       0.1%
   Asia Plus Group Holdings PCL                            10,470,300    1,017,187       0.0%
   Asia Sermkij Leasing PCL                                   822,500      505,286       0.0%
   Asian Insulators PCL                                    12,731,600       97,531       0.0%
   Asian Phytoceuticals PCL                                   681,400       26,869       0.0%
   Bangchak Petroleum PCL (The)                             2,830,900    2,446,881       0.1%
   Bangkok Airways PCL                                      2,797,900    1,990,648       0.0%
   Bangkok Aviation Fuel Services PCL                       1,907,446    2,016,587       0.0%
   Bangkok Chain Hospital PCL                               7,508,837    2,832,107       0.1%
   Bangkok Insurance PCL                                      180,181    1,755,603       0.0%
   Bangkok Land PCL                                        62,516,170    2,822,360       0.1%
   Bangkok Ranch PCL                                        1,112,000      212,884       0.0%
*  Bangkok Rubber PCL                                          14,600           --       0.0%
   Beauty Community PCL                                     9,141,900    2,977,860       0.1%
   BEC World PCL                                            1,050,200      615,161       0.0%
   Better World Green PCL                                   9,027,900      577,827       0.0%
   Big Camera Corp. PCL                                     4,143,100      561,134       0.0%
   BJC Heavy Industries PCL Class F                         2,114,900      371,645       0.0%
   Buriram Sugar PCL                                          336,100      121,005       0.0%
   Cal-Comp Electronics Thailand PCL Class F               16,573,544    1,193,380       0.0%
*  Central Paper Industry PCL                                      20           --       0.0%
   CH Karnchang PCL                                           905,200      763,009       0.0%
   Charoong Thai Wire & Cable PCL Class F                     967,100      276,334       0.0%
*  Christiani & Nielsen Thai Class F                        2,930,600      314,853       0.0%
   Chularat Hospital PCL Class F                           40,200,100    3,239,211       0.1%
   CK Power PCL                                            22,979,590    2,324,387       0.1%
   COL PCL                                                    174,500      159,554       0.0%
*  Country Group Development PCL                           19,160,300      558,426       0.0%
   Country Group Holdings PCL Class F                       7,918,400      350,697       0.0%
   CS Loxinfo PCL                                           1,380,600      226,829       0.0%
*  Demco PCL                                                  682,000      136,410       0.0%
   Dhipaya Insurance PCL                                    1,018,700    1,222,527       0.0%
   Diamond Building Products PCL                              277,600       39,501       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
THAILAND -- (Continued)
   Dusit Thani PCL                                            114,500 $   33,044       0.0%
   Dynasty Ceramic PCL                                     23,313,480  2,971,016       0.1%
   E for L Aim PCL                                         16,362,000    130,905       0.0%
   Eastern Polymer Group PCL Class F                        7,173,000  2,766,926       0.1%
   Eastern Printing PCL                                       456,300     82,792       0.0%
*  EASTERN PRINTING PCL FOREIGN                                57,038         --       0.0%
   Eastern Water Resources Development and Management PCL
     Class F                                                5,110,200  1,708,389       0.0%
   Energy Earth PCL                                         1,069,600    140,586       0.0%
   Erawan Group PCL (The)                                  12,624,370  1,623,249       0.0%
*  Esso Thailand PCL                                       12,205,600  3,522,439       0.1%
   Forth Corp. PCL                                          1,315,800    244,380       0.0%
   Forth Smart Service PCL                                  1,277,300    613,148       0.0%
   Fortune Parts Industry PCL                                 860,300    124,138       0.0%
*  G J Steel PCL                                            5,928,480     62,677       0.0%
   GFPT PCL                                                 4,777,900  2,075,122       0.0%
*  GMM Grammy PCL                                              90,260     20,632       0.0%
   Golden Land Property Development PCL                     7,193,500  1,202,428       0.0%
   Grand Canal Land PCL                                     5,552,200    393,441       0.0%
*  Grande Asset Hotels & Property PCL                       1,882,175     43,562       0.0%
   Hana Microelectronics PCL                                3,228,596  2,952,070       0.1%
   ICC International PCL                                      204,600    209,730       0.0%
   Ichitan Group PCL                                        2,634,800    828,139       0.0%
   Inter Far East Energy Corp. Class F                      4,149,200    512,166       0.0%
   Interlink Communication PCL                              1,006,000    589,271       0.0%
*  International Engineering PCL                           39,494,487     22,570       0.0%
*  Italian-Thai Development PCL                            15,838,427  2,244,692       0.1%
*  ITV PCL                                                  2,785,600         --       0.0%
   JAS Asset PCL                                              141,425     10,183       0.0%
   Jasmine International PCL                               14,444,500  3,446,291       0.1%
   Jay Mart PCL                                             2,000,910    634,620       0.0%
   JSP Property PCL                                         2,885,000     99,746       0.0%
   Jubilee Enterprise PCL                                      73,600     34,700       0.0%
   Kang Yong Electric PCL                                      44,000    418,658       0.0%
   Karmarts PCL                                             1,988,800    778,529       0.0%
   Kaset Thai International Sugar Corp. PCL                    93,100     18,222       0.0%
   KCE Electronics PCL                                        814,218  2,605,684       0.1%
   KGI Securities Thailand PCL                             11,045,800  1,129,908       0.0%
   Khon Kaen Sugar Industry PCL                            14,050,990  1,565,794       0.0%
   Khonburi Sugar PCL                                         101,800     22,688       0.0%
   Kiatnakin Bank PCL                                       2,498,400  4,176,195       0.1%
   Krungthai Card PCL                                       1,083,200  4,642,617       0.1%
   L.P.N Development PCL                                      411,500    134,041       0.0%
   Laguna Resorts & Hotels PCL                                197,000    137,910       0.0%
   Lanna Resources PCL                                      1,833,750    670,676       0.0%
   LH Financial Group PCL                                  45,557,466  2,212,949       0.1%
   Loxley PCL                                               8,810,176    780,386       0.0%
   LPN Development PCL                                      5,764,200  1,877,616       0.0%
   Major Cineplex Group PCL                                 3,467,000  2,872,862       0.1%
   Malee Group PCL                                            275,400    721,993       0.0%
   Maybank Kim Eng Securities Thailand PCL                    974,300    612,461       0.0%
   MBK PCL                                                  5,963,100  2,504,681       0.1%
   MC Group PCL                                               709,500    302,066       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
THAILAND -- (Continued)
   MCOT PCL                                                 2,285,900 $  790,325       0.0%
   MCS Steel PCL                                            1,584,500    688,175       0.0%
   Mega Lifesciences PCL                                    2,206,800  1,481,814       0.0%
   Millcon Steel PCL                                        9,689,600    368,231       0.0%
   MK Real Estate Development PCL                           1,885,900    214,469       0.0%
   MK Restaurants Group PCL                                   376,000    558,668       0.0%
   Modernform Group PCL                                     2,352,200    413,345       0.0%
   Muang Thai Insurance PCL                                    61,288    239,040       0.0%
   Muangthai Leasing PCL Class F                            1,826,600    981,215       0.0%
   Muramoto Electron Thailand PCL                              14,000     91,207       0.0%
   Namyong Terminal PCL                                       504,800    203,377       0.0%
   Nation Multimedia Group PCL                             14,527,800    477,376       0.0%
*  Noble Development PCL                                      594,200    271,654       0.0%
*  Nok Airlines PCL                                           974,400    224,128       0.0%
   Platinum Group PCL (The) Class F                         2,126,700    401,063       0.0%
*  Polyplex Thailand PCL                                    3,522,250  1,177,522       0.0%
*  Precious Shipping PCL                                    5,657,400    977,992       0.0%
   Premier Marketing PCL                                    1,941,800    513,227       0.0%
   President Rice Products PCL                                  3,375      5,545       0.0%
   Property Perfect PCL                                    27,612,100    788,973       0.0%
   PTG Energy PCL                                           9,199,300  7,557,108       0.1%
   Quality Houses PCL                                      45,894,626  3,278,422       0.1%
   Raimon Land PCL                                         11,010,600    390,118       0.0%
   Ratchthani Leasing PCL                                   8,053,700  1,196,635       0.0%
   Regional Container Lines PCL                             2,611,900    364,199       0.0%
   Rojana Industrial Park PCL                               6,339,411    844,108       0.0%
   RS PCL                                                   3,456,400    809,843       0.0%
   S 11 Group PCL                                             673,300    169,299       0.0%
   Saha Pathana Inter-Holding PCL                             680,300    680,349       0.0%
   Saha-Union PCL                                             743,600    791,459       0.0%
*  Sahaviriya Steel Industries PCL                         87,225,900    124,617       0.0%
   Samart Corp. PCL                                         3,138,900  1,264,619       0.0%
*  Samart I-Mobile PCL                                     14,993,100    424,121       0.0%
   Samart Telcoms PCL                                       1,946,100    617,236       0.0%
   Sansiri PCL                                             44,226,510  2,097,750       0.1%
   SC Asset Corp PCL                                       14,733,115  1,456,578       0.0%
   Siam Future Development PCL                              7,074,273  1,222,926       0.0%
   Siam Global House PCL                                    7,901,435  3,476,880       0.1%
   Siam Wellness Group PCL                                    631,500    221,943       0.0%
   Siamgas & Petrochemicals PCL                             2,924,300    969,266       0.0%
*  Singha Estate PCL                                        8,917,500  1,197,578       0.0%
   Sino-Thai Engineering & Construction PCL                 4,697,500  3,422,709       0.1%
   SNC Former PCL                                             141,800     57,940       0.0%
   Somboon Advance Technology PCL                           1,461,637    513,698       0.0%
   SPCG PCL                                                 2,651,200  1,545,381       0.0%
   Sri Ayudhya Capital PCL                                    233,100    219,796       0.0%
   Sri Trang Agro-Industry PCL                              6,225,990  2,401,625       0.1%
   Sriracha Construction PCL                                1,085,700    431,209       0.0%
   Srithai Superware PCL                                   12,947,500    684,417       0.0%
*  Stars Microelectronics Thailand PCL                      2,085,000    411,072       0.0%
   STP & I Public Co., Ltd.                                 4,889,364  1,278,311       0.0%
   Supalai PCL                                              4,929,933  3,437,113       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
THAILAND -- (Continued)
   Susco PCL                                                1,295,200 $    130,269       0.0%
   SVI PCL                                                 11,798,400    1,584,470       0.0%
   Symphony Communication PCL                                 275,275       62,138       0.0%
   Synnex Thailand PCL                                        168,900       25,578       0.0%
   Syntec Construction PCL                                  6,536,300      750,794       0.0%
*  Tata Steel Thailand PCL                                 23,691,600      507,713       0.0%
   Thai Agro Energy PCL Class F                               378,870       32,693       0.0%
*  Thai Airways International PCL(6888868)                  5,871,900    4,697,856       0.1%
*  Thai Airways International PCL(6364971)                    141,400      113,128       0.0%
   Thai Central Chemical PCL                                  263,500      216,462       0.0%
   Thai Metal Trade PCL                                       805,600      299,244       0.0%
   Thai Nakarin Hospital PCL                                  198,800      217,276       0.0%
   Thai Reinsurance PCL                                     4,353,400      281,125       0.0%
   Thai Rung Union Car PCL                                    511,520       55,833       0.0%
   Thai Stanley Electric PCL Class F                          206,600    1,021,267       0.0%
   Thai Steel Cable PCL                                         3,400        1,064       0.0%
   Thai Vegetable Oil PCL                                   3,409,975    3,264,066       0.1%
   Thai Wacoal PCL                                             78,000      108,372       0.0%
   Thai Wah PCL                                             1,574,300      353,118       0.0%
   Thai-German Ceramic Industry PCL                         3,827,900      242,816       0.0%
   Thaicom PCL                                              3,285,000    1,952,368       0.0%
   Thaire Life Assurance PCL Class F                        1,263,100      357,302       0.0%
   Thanachart Capital PCL                                   1,907,600    2,153,017       0.1%
   Thitikorn PCL                                              521,000      153,334       0.0%
   Thoresen Thai Agencies PCL                               6,788,854    1,765,228       0.0%
   TICON Industrial Connection PCL Class F                  7,345,684    3,106,397       0.1%
   Tipco Asphalt PCL                                          201,000      103,953       0.0%
   TIPCO Foods PCL                                          1,385,582      534,477       0.0%
   Tisco Financial Group PCL(B3KFW10)                       1,031,000    1,524,516       0.0%
   Tisco Financial Group PCL(B3KFW76)                       2,670,200    3,948,363       0.1%
   TPI Polene PCL                                          38,990,600    2,451,013       0.1%
   TRC Construction PCL                                    12,731,487      571,139       0.0%
   TTCL PCL(B5ML0D8)                                        1,350,871      856,899       0.0%
   TTCL PCL(BWY4Y10)                                          295,800      187,635       0.0%
   TTW PCL                                                 12,037,500    3,611,508       0.1%
*  U City PCL                                              47,365,600       40,602       0.0%
   Unique Engineering & Construction PCL                    4,305,770    2,091,523       0.0%
*  United Power of Asia PCL                                   500,000       10,144       0.0%
   Univanich Palm Oil PCL                                     939,000      160,983       0.0%
   Univentures PCL                                          7,678,800    1,272,578       0.0%
   Vanachai Group PCL                                       6,851,059    2,936,378       0.1%
   VGI Global Media PCL                                    12,996,500    2,116,724       0.1%
   Vibhavadi Medical Center PCL                            43,644,800    3,691,367       0.1%
   Vinythai PCL                                             2,911,734      827,824       0.0%
*  WHA Corp. PCL                                           29,827,100    2,812,470       0.1%
   Workpoint Entertainment PCL                              1,629,440    1,780,872       0.0%
                                                                      ------------       ---
TOTAL THAILAND                                                         209,076,777       3.8%
                                                                      ------------       ---
TURKEY -- (1.8%)
   Adana Cimento Sanayii TAS Class A                          572,283    1,152,879       0.0%
   Adel Kalemcilik Ticaret ve Sanayi A.S.                      42,330      235,853       0.0%
#* Afyon Cimento Sanayi TAS                                 1,129,733    2,901,352       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
TURKEY -- (Continued)
   Akcansa Cimento A.S.                                      461,916 $1,927,357       0.1%
#* Akenerji Elektrik Uretim A.S.                           2,516,472    781,852       0.0%
#  Aksa Akrilik Kimya Sanayii A.S.                           775,850  2,185,224       0.1%
#* Aksa Enerji Uretim A.S.                                   959,898    872,169       0.0%
*  Aksigorta A.S.                                          1,013,913    662,924       0.0%
*  Aktas Electric Ticaret AS                                     370         --       0.0%
#  Alarko Holding A.S.                                       688,608    863,735       0.0%
#  Albaraka Turk Katilim Bankasi A.S.                      4,113,726  1,649,517       0.0%
   Alkim Alkali Kimya A.S.                                     6,300     35,319       0.0%
*  Anadolu Anonim Turk Sigorta Sirketi                     2,035,741  1,132,100       0.0%
#* Anadolu Cam Sanayii A.S.                                1,490,394  1,079,933       0.0%
#  Anadolu Hayat Emeklilik A.S.                              946,113  1,512,443       0.0%
   AvivaSA Emeklilik ve Hayat A.S. Class A                    13,261     89,520       0.0%
#  Aygaz A.S.                                                323,869  1,144,502       0.0%
#* Bagfas Bandirma Gubre Fabrikalari A.S.                    538,450  1,880,346       0.1%
   Baticim Bati Anadolu Cimento Sanayii A.S.                 411,020    858,594       0.0%
#* Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.      1,380,080  1,948,757       0.1%
#  Bizim Toptan Satis Magazalari A.S.                        245,003  1,025,663       0.0%
#  Bolu Cimento Sanayii A.S.                                 700,613  1,416,066       0.0%
#  Borusan Mannesmann Boru Sanayi ve Ticaret A.S.            532,369  1,451,755       0.0%
*  Boyner Perakende Ve Tekstil Yatirimlari A.S.              104,938  2,573,347       0.1%
#  Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.          827,742  1,864,485       0.1%
   Bursa Cimento Fabrikasi A.S.                              255,663    539,468       0.0%
#  Celebi Hava Servisi A.S.                                   72,419    485,169       0.0%
   Cimsa Cimento Sanayi VE Ticaret A.S.                      684,762  3,403,526       0.1%
#* Deva Holding A.S.                                         356,487    487,842       0.0%
#* Dogan Sirketler Grubu Holding A.S.                      9,685,105  2,498,903       0.1%
#  Dogus Otomotiv Servis ve Ticaret A.S.                     729,022  2,352,819       0.1%
#  Eczacibasi Yatirim Holding Ortakligi A.S.                 266,591  1,088,641       0.0%
#  EGE Endustri VE Ticaret A.S.                               20,873  1,427,993       0.0%
#* EGE Seramik Sanayi ve Ticaret A.S.                        480,174    539,100       0.0%
#  EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
   Sanayi ve Ticaret A.S.                                  1,950,686  2,466,970       0.1%
#* Fenerbahce Futbol A.S.                                     84,211  1,067,689       0.0%
#* Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.        27,385    326,462       0.0%
#  Global Yatirim Holding A.S.                             2,140,639  1,101,104       0.0%
*  Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.            8,540         --       0.0%
#  Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.       75,550  1,774,699       0.0%
#  Goodyear Lastikleri TAS                                   955,450  1,151,799       0.0%
#* Gozde Girisim Sermayesi Yatirim Ortakligi A.S.          1,107,365    837,805       0.0%
#  GSD Holding A.S.                                        2,604,393    808,909       0.0%
#  Gubre Fabrikalari TAS                                   1,527,158  2,521,590       0.1%
#* Ihlas Holding A.S.                                      8,173,996    901,135       0.0%
   Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
     Ticaret A.S.                                            170,170    408,013       0.0%
#* Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.     678,189    494,640       0.0%
   Is Finansal Kiralama A.S.                               1,795,970    639,423       0.0%
   Is Yatirim Menkul Degerler A.S. Class A                   220,148     76,231       0.0%
#* Izmir Demir Celik Sanayi A.S.                             855,717    830,212       0.0%
#  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
   Class A                                                 1,362,478    612,876       0.0%
#  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
   Class B                                                 1,111,782    532,321       0.0%
#  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
   Class D                                                 7,346,390  2,995,428       0.1%
#* Karsan Otomotiv Sanayii Ve Ticaret A.S.                 4,400,804  1,593,548       0.0%
#* Kartonsan Karton Sanayi ve Ticaret A.S.                    15,262  1,352,883       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES      VALUE++     OF NET ASSETS**
                                                           --------- -------------- ---------------
TURKEY -- (Continued)
#  Konya Cimento Sanayii A.S.                                 18,057 $    1,569,613       0.0%
#* Koza Altin Isletmeleri A.S.                               226,641      1,291,071       0.0%
#* Koza Anadolu Metal Madencilik Isletmeleri A.S.            831,604        621,117       0.0%
#  Mardin Cimento Sanayii ve Ticaret A.S.                    397,282        581,687       0.0%
#* Metro Ticari ve Mali Yatirimlar Holding A.S.            2,278,836        780,924       0.0%
#* Migros Ticaret A.S.                                       320,825      1,846,732       0.1%
*  Mudurnu Tavukculuk A.S.                                     1,740             --       0.0%
*  Nergis Holding A.S.                                         1,784             --       0.0%
#* NET Holding A.S.                                        1,634,434      1,632,293       0.0%
#* Netas Telekomunikasyon A.S.                               490,416      1,580,497       0.0%
   Nuh Cimento Sanayi A.S.                                   385,168      1,159,787       0.0%
#  Otokar Otomotiv Ve Savunma Sanayi A.S.                    163,448      5,403,038       0.1%
#  Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.    815,128        599,028       0.0%
*  Parsan Makina Parcalari Sanayii A.S.                      140,357        349,797       0.0%
#* Pegasus Hava Tasimaciligi A.S.                            215,199        908,865       0.0%
   Pinar Entegre Et ve Un Sanayi A.S.                        155,791        522,507       0.0%
   Pinar SUT Mamulleri Sanayii A.S.                          143,024        712,414       0.0%
*  Raks Elektronik Sanayi ve Ticaret A.S.                      2,730             --       0.0%
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.       565,645        565,112       0.0%
#* Sekerbank TAS                                           4,341,907      1,642,106       0.0%
#  Selcuk Ecza Deposu Ticaret ve Sanayi A.S.               1,376,283      1,397,978       0.0%
   Soda Sanayii A.S.                                       1,882,291      2,615,151       0.1%
#  Tat Gida Sanayi A.S.                                      816,897      1,506,549       0.0%
   TAV Havalimanlari Holding A.S.                            164,841        677,688       0.0%
   Tekfen Holding A.S.                                     1,868,536      4,740,991       0.1%
#* Teknosa Ic Ve Dis Ticaret A.S.                            238,336        346,089       0.0%
   Tofas Turk Otomobil Fabrikasi A.S.                              1              8       0.0%
   Trakya Cam Sanayii A.S.                                 3,586,813      2,956,203       0.1%
#* Tumosan Motor ve Traktor Sanayi A.S.                       77,389        199,113       0.0%
#  Turcas Petrol A.S.                                      1,289,683        641,867       0.0%
   Turk Traktor ve Ziraat Makineleri A.S.                      7,027        182,489       0.0%
   Turkiye Sinai Kalkinma Bankasi A.S.                     8,843,175      3,919,677       0.1%
#* Vestel Elektronik Sanayi ve Ticaret A.S.                1,006,303      2,138,413       0.1%
#* Zorlu Enerji Elektrik Uretim A.S.                       2,990,254      1,586,736       0.0%
                                                                     --------------      ----
TOTAL TURKEY                                                            111,238,430       2.0%
                                                                     --------------      ----
TOTAL COMMON STOCKS                                                   5,366,250,007      97.3%
                                                                     --------------      ----
PREFERRED STOCKS -- (1.6%)
BRAZIL -- (1.5%)
   AES Tiete Energia SA                                        7,992          8,062       0.0%
   Alpargatas SA                                           1,791,774      5,955,740       0.1%
   Banco ABC Brasil SA                                       838,229      4,038,835       0.1%
   Banco do Estado do Rio Grande do Sul SA Class B         2,285,044      9,735,776       0.2%
   Banco Pan SA                                            2,079,740        912,167       0.0%
   Banco Pine SA                                             287,303        371,730       0.0%
   Centrais Eletricas Santa Catarina                          79,600        345,881       0.0%
   Cia de Gas de Sao Paulo--COMGAS Class A                   221,785      3,613,039       0.1%
   Cia de Saneamento do Parana                               225,201        691,407       0.0%
   Cia de Transmissao de Energia Eletrica Paulista           426,040      9,244,214       0.2%
   Cia Energetica de Minas Gerais                          3,890,229     11,882,748       0.2%
   Cia Energetica de Sao Paulo Class B                     1,652,400      7,677,034       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
BRAZIL -- (Continued)
   Cia Energetica do Ceara Class A                            114,139 $  1,703,503       0.0%
   Cia Ferro Ligas da Bahia--FERBASA                          440,849    1,059,308       0.0%
   Cia Paranaense de Energia                                  857,600    9,819,950       0.2%
   Eletropaulo Metropolitana Eletricidade de Sao Paulo SA     831,699    2,696,768       0.1%
   Eucatex SA Industria e Comercio                            160,378      148,722       0.0%
   Gerdau SA                                                2,223,023    7,674,722       0.1%
*  Marcopolo SA                                             4,937,853    5,043,045       0.1%
*  Randon SA Implementos e Participacoes                    2,535,157    3,796,382       0.1%
*  Sharp SA Equipamentos Eletronicos                       30,200,000           --       0.0%
   Suzano Papel e Celulose SA Class A                         219,200      773,243       0.0%
   Unipar Carbocloro SA                                       276,095      581,252       0.0%
*  Usinas Siderurgicas de Minas Gerais SA Class A           4,852,799    6,856,555       0.1%
                                                                      ------------       ---
TOTAL BRAZIL                                                            94,630,083       1.7%
                                                                      ------------       ---
CHILE -- (0.1%)
   Coca-Cola Embonor SA Class B                               201,569      469,481       0.0%
   Embotelladora Andina SA Class B                            746,617    3,029,514       0.1%
                                                                      ------------       ---
TOTAL CHILE                                                              3,498,995       0.1%
                                                                      ------------       ---
COLOMBIA -- (0.0%)
   Avianca Holdings SA                                      2,637,267    2,105,056       0.0%
                                                                      ------------       ---
TOTAL PREFERRED STOCKS                                                 100,234,134       1.8%
                                                                      ------------       ---
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*  Ecopro Rights 12/06/16                                      11,867       28,624       0.0%
*  Interflex Co., Ltd. Rights 11/24/16                         16,714       54,776       0.0%
*  SOLID, Inc. Rights                                          47,204       23,721       0.0%
                                                                      ------------       ---
TOTAL AUSTRALIA                                                            107,121       0.0%
                                                                      ------------       ---
BRAZIL -- (0.0%)
*  LPS Brasil Consultoria de Imoveis SA Rights 11/30/16        50,341        4,731       0.0%
                                                                      ------------       ---
CHINA -- (0.0%)
*  Symphony Holdings, Ltd. Warrants 07/05/19                  446,000        4,888       0.0%
                                                                      ------------       ---
INDIA -- (0.0%)
*  Karnataka Bank, Ltd. Rights 11/21/16                       637,013      498,840       0.0%
                                                                      ------------       ---
POLAND -- (0.0%)
*  Hawe SA Rights 09/30/15                                    846,548           --       0.0%
                                                                      ------------       ---
SOUTH KOREA -- (0.0%)
*  Asiana Airlines, Inc. Rights 11/03/16                      108,733           --       0.0%
*  Dongbang Transport Logistics Co., Ltd. Rights 11/03/16      17,263        4,073       0.0%
*  IM Co., Ltd. Rights                                         21,113        5,720       0.0%
                                                                      ------------       ---
TOTAL SOUTH KOREA                                                            9,793       0.0%
                                                                      ------------       ---
TAIWAN -- (0.0%)
*  Microelectronics Rights                                      5,646        1,020       0.0%
                                                                      ------------       ---

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES      VALUE++     OF NET ASSETS**
                                                           ---------- -------------- ---------------
THAILAND -- (0.0%)
*  Asian Phytoceutical Rights                                  58,815 $        2,151        0.0%
*  TPI Polene PCL Rights 12/30/16                             219,980             --        0.0%
                                                                      --------------      -----
TOTAL THAILAND                                                                 2,151        0.0%
                                                                      --------------      -----
TOTAL RIGHTS/WARRANTS                                                        628,544        0.0%
                                                                      --------------      -----
TOTAL INVESTMENT SECURITIES                                            5,467,112,685
                                                                      --------------

                                                                         VALUE+
                                                                      --------------
SECURITIES LENDING COLLATERAL -- (10.6%)
(S)@ DFA Short Term Investment Fund                        56,051,755    648,630,910       11.8%
                                                                      --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $5,926,075,685)                   $6,115,743,595      110.9%
                                                                      ==============      =====

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ----------------------------------------------------
                                                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                                           -------------- -------------- ------- --------------
Common Stocks
   Argentina                                               $            1             --   --    $            1
   Brazil                                                     505,513,504             --   --       505,513,504
   Chile                                                        1,048,175 $   98,223,502   --        99,271,677
   China                                                        1,165,199    762,490,969   --       763,656,168
   Colombia                                                    10,672,363             --   --        10,672,363
   Greece                                                              --     18,832,908   --        18,832,908
   Hong Kong                                                           --      3,501,421   --         3,501,421
   Hungary                                                             --      3,410,822   --         3,410,822
   India                                                        2,752,926    829,502,076   --       832,255,002
   Indonesia                                                    2,884,712    198,940,526   --       201,825,238
   Malaysia                                                        43,667    237,479,986   --       237,523,653
   Mexico                                                     190,963,237             --   --       190,963,237
   Philippines                                                         --     97,508,208   --        97,508,208
   Poland                                                              --    108,866,211   --       108,866,211
   South Africa                                                 9,109,799    419,480,135   --       428,589,934
   South Korea                                                  1,107,997    724,165,440   --       725,273,437
   Taiwan                                                       1,012,253    817,258,763   --       818,271,016
   Thailand                                                   208,832,059        244,718   --       209,076,777
   Turkey                                                              --    111,238,430   --       111,238,430
Preferred Stocks
   Brazil                                                      94,630,083             --   --        94,630,083
   Chile                                                               --      3,498,995   --         3,498,995
   Colombia                                                     2,105,056             --   --         2,105,056
Rights/Warrants
   Australia                                                           --        107,121   --           107,121
   Brazil                                                              --          4,731   --             4,731
   China                                                               --          4,888   --             4,888
   India                                                               --        498,840   --           498,840
   Poland                                                              --             --   --                --
   South Korea                                                         --          9,793   --             9,793
   Taiwan                                                              --          1,020   --             1,020
   Thailand                                                            --          2,151   --             2,151
Securities Lending Collateral                                          --    648,630,910   --       648,630,910
Futures Contracts**                                               288,905             --   --           288,905
                                                           -------------- --------------   --    --------------
TOTAL                                                      $1,032,129,936 $5,083,902,564   --    $6,116,032,500
                                                           ============== ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                    PERCENTAGE
                                                            SHARES      VALUE+    OF NET ASSETS**
                                                           --------- ------------ ---------------
COMMON STOCKS -- (94.6%)
Consumer Discretionary -- (14.7%)
*  1-800-Flowers.com, Inc. Class A                            44,330 $    423,351       0.0%
   Aaron's, Inc.                                               4,830      119,349       0.0%
*  Adient P.L.C.                                              22,979    1,045,774       0.0%
#  Arctic Cat, Inc.                                            3,436       51,506       0.0%
#* Ascent Capital Group, Inc. Class A                          8,564      174,534       0.0%
#  Autoliv, Inc.                                               9,404      910,119       0.0%
*  Ballantyne Strong, Inc.                                     9,030       61,404       0.0%
#* Barnes & Noble Education, Inc.                              7,710       71,780       0.0%
#  Barnes & Noble, Inc.                                       12,200      125,660       0.0%
#  Bassett Furniture Industries, Inc.                          2,900       66,555       0.0%
   Beasley Broadcast Group, Inc. Class A                       9,471       47,828       0.0%
#* Beazer Homes USA, Inc.                                      4,326       44,255       0.0%
#* Belmond, Ltd. Class A                                      75,198      973,814       0.0%
#  Best Buy Co., Inc.                                        197,800    7,696,398       0.2%
   Big 5 Sporting Goods Corp.                                  8,501      131,765       0.0%
#* Biglari Holdings, Inc.                                          8        3,505       0.0%
#* BJ's Restaurants, Inc.                                     25,971      937,553       0.0%
#  Bob Evans Farms, Inc.                                      38,500    1,586,970       0.0%
*  Build-A-Bear Workshop, Inc.                                25,874      349,299       0.0%
#* Cabela's, Inc.                                             53,051    3,268,472       0.1%
#  Cable One, Inc.                                             3,266    1,883,633       0.0%
   Caleres, Inc.                                              74,697    1,868,172       0.0%
   Callaway Golf Co.                                          38,543      393,524       0.0%
#* Cambium Learning Group, Inc.                               37,733      195,457       0.0%
   Canterbury Park Holding Corp.                               2,755       29,685       0.0%
#  Carnival Corp.                                            489,649   24,041,766       0.4%
#  Carriage Services, Inc.                                    20,916      494,454       0.0%
#* Cavco Industries, Inc.                                      7,600      702,240       0.0%
   CBS Corp. Class A                                          28,263    1,618,622       0.0%
   CBS Corp. Class B                                          32,803    1,857,306       0.0%
#* Charter Communications, Inc. Class A                      339,394   84,811,167       1.5%
*  Christopher & Banks Corp.                                  56,231       71,976       0.0%
#  Churchill Downs, Inc.                                       7,682    1,044,752       0.0%
   Citi Trends, Inc.                                           3,415       67,822       0.0%
   Columbia Sportswear Co.                                     8,634      489,030       0.0%
   Comcast Corp. Class A                                   3,644,823  225,322,958       4.1%
#* Conn's, Inc.                                               25,450      241,775       0.0%
   Core-Mark Holding Co., Inc.                                96,236    3,401,943       0.1%
   CSS Industries, Inc.                                       10,852      272,385       0.0%
   CST Brands, Inc.                                           50,181    2,409,692       0.1%
   Culp, Inc.                                                 10,036      281,008       0.0%
#* Delta Apparel, Inc.                                         7,532      124,278       0.0%
   Destination Maternity Corp.                                   200        1,358       0.0%
#  DeVry Education Group, Inc.                                 8,757      198,784       0.0%
#  Dillard's, Inc. Class A                                   120,300    7,374,390       0.1%
*  Discovery Communications, Inc. Class B                      3,762      106,465       0.0%
*  Discovery Communications, Inc. Class C                      3,762       94,464       0.0%
*  Dixie Group, Inc. (The)                                    11,800       47,200       0.0%
#* Dorman Products, Inc.                                      20,712    1,330,539       0.0%
   Dover Motorsports, Inc.                                    15,098       36,235       0.0%
   DR Horton, Inc.                                           208,125    6,000,244       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE+    OF NET ASSETS**
                                                           --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#  Educational Development Corp.                               1,679 $    15,699       0.0%
#* Eldorado Resorts, Inc.                                     18,512     223,995       0.0%
#  Escalade, Inc.                                                277       3,365       0.0%
#* EW Scripps Co. (The) Class A                               81,265   1,077,574       0.0%
#* Federal-Mogul Holdings Corp.                               36,417     337,221       0.0%
#  Flanigan's Enterprises, Inc.                                  865      20,090       0.0%
   Flexsteel Industries, Inc.                                  2,068      86,649       0.0%
   Ford Motor Co.                                          2,562,394  30,082,505       0.6%
#  Fred's, Inc. Class A                                       47,275     431,621       0.0%
#* FTD Cos., Inc.                                             24,893     500,847       0.0%
#* G-III Apparel Group, Ltd.                                  22,788     595,223       0.0%
#  GameStop Corp. Class A                                    104,752   2,519,286       0.1%
*  Gaming Partners International Corp.                           500       5,195       0.0%
   Gannett Co., Inc.                                          59,819     464,794       0.0%
   General Motors Co.                                      1,063,145  33,595,382       0.6%
#* Genesco, Inc.                                               7,056     379,613       0.0%
   Graham Holdings Co. Class B                                 5,780   2,745,500       0.1%
#* Gray Television, Inc.                                      46,874     417,179       0.0%
#  Group 1 Automotive, Inc.                                   57,936   3,491,803       0.1%
   Harte-Hanks, Inc.                                          55,608      78,407       0.0%
#  Haverty Furniture Cos., Inc.                               33,479     594,252       0.0%
*  Helen of Troy, Ltd.                                        64,389   5,247,703       0.1%
#* hhgregg, Inc.                                              15,698      26,687       0.0%
   Hooker Furniture Corp.                                     14,814     389,608       0.0%
#* Hyatt Hotels Corp. Class A                                 14,601     741,585       0.0%
*  Iconix Brand Group, Inc.                                   65,319     514,714       0.0%
   International Speedway Corp. Class A                       24,844     817,368       0.0%
*  J Alexander's Holdings, Inc.                                2,666      23,994       0.0%
*  JAKKS Pacific, Inc.                                        13,103      87,790       0.0%
#* JC Penney Co., Inc.                                        85,215     731,997       0.0%
   Johnson Controls International P.L.C.                     229,791   9,265,173       0.2%
   Johnson Outdoors, Inc. Class A                             15,588     560,856       0.0%
#  KB Home                                                    30,800     447,832       0.0%
#  Kohl's Corp.                                               14,353     627,944       0.0%
   La-Z-Boy, Inc.                                             56,332   1,318,169       0.0%
*  Lakeland Industries, Inc.                                  11,757     116,394       0.0%
#* Lands' End, Inc.                                           21,056     328,474       0.0%
   Lennar Corp. Class A                                      224,100   9,342,729       0.2%
   Lennar Corp. Class B                                        7,868     263,735       0.0%
*  Liberty Broadband Corp. Class A                            24,095   1,564,970       0.0%
*  Liberty Broadband Corp. Class B                             1,905     124,454       0.0%
#* Liberty Broadband Corp. Class C                            67,601   4,505,607       0.1%
*  Liberty Interactive Corp., QVC Group Class A              882,463  16,316,741       0.3%
#* Liberty Interactive Corp., QVC Group Class B               35,706     717,333       0.0%
#* Liberty Media Corp.-Liberty Braves Class A                  9,638     163,364       0.0%
#* Liberty Media Corp.-Liberty Braves Class B                    762      12,642       0.0%
*  Liberty Media Corp.-Liberty Braves Class C                 20,801     346,753       0.0%
#* Liberty Media Corp.-Liberty Media Class A                  24,095     670,564       0.0%
#* Liberty Media Corp.-Liberty Media Class B                   1,905      50,959       0.0%
#* Liberty Media Corp.-Liberty Media Class C                  52,002   1,425,375       0.0%
*  Liberty Media Corp.-Liberty SiriusXM Class A               96,383   3,206,662       0.1%
#* Liberty Media Corp.-Liberty SiriusXM Class B                7,622     246,419       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE+    OF NET ASSETS**
                                                           ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*  Liberty Media Corp.-Liberty SiriusXM Class C            208,010 $ 6,903,852       0.1%
*  Liberty TripAdvisor Holdings, Inc. Class A               76,802   1,705,004       0.0%
*  Liberty TripAdvisor Holdings, Inc. Class B                3,570      77,737       0.0%
*  Liberty Ventures Series A                               202,261   8,070,214       0.2%
#* Liberty Ventures Series B                                 8,645     333,654       0.0%
   Lifetime Brands, Inc.                                    16,431     232,499       0.0%
#  Lithia Motors, Inc. Class A                              34,933   2,996,553       0.1%
#* Loral Space & Communications, Inc.                          820      31,816       0.0%
#* Luby's, Inc.                                             32,226     135,027       0.0%
*  M/I Homes, Inc.                                          37,930     815,874       0.0%
#* Madison Square Garden Co. (The) Class A                   9,852   1,630,407       0.0%
   Marcus Corp. (The)                                       18,899     500,823       0.0%
#* MarineMax, Inc.                                          29,164     581,822       0.0%
#  Marriott Vacations Worldwide Corp.                        2,531     160,921       0.0%
#* McClatchy Co. (The) Class A                               6,060      85,446       0.0%
*  Media General, Inc.                                      25,196     424,553       0.0%
#  Meredith Corp.                                           32,676   1,481,857       0.0%
#* Meritage Homes Corp.                                     28,156     871,428       0.0%
*  MGM Resorts International                               227,871   5,963,384       0.1%
*  Modine Manufacturing Co.                                 14,650     160,417       0.0%
*  Mohawk Industries, Inc.                                  98,740  18,197,782       0.3%
*  Monarch Casino & Resort, Inc.                             1,103      26,086       0.0%
#* Motorcar Parts of America, Inc.                          13,074     343,062       0.0%
   Movado Group, Inc.                                       21,998     485,056       0.0%
#* MSG Networks, Inc. Class A                               29,558     564,558       0.0%
*  Murphy USA, Inc.                                         30,778   2,116,911       0.1%
#  NACCO Industries, Inc. Class A                            6,832     499,761       0.0%
*  New York & Co., Inc.                                      6,926      15,237       0.0%
   Newell Brands, Inc.                                     209,562  10,063,167       0.2%
   News Corp. Class A                                      402,247   4,875,234       0.1%
#  News Corp. Class B                                       99,903   1,238,797       0.0%
   Office Depot, Inc.                                      181,609     572,068       0.0%
#  Penske Automotive Group, Inc.                            43,845   1,962,064       0.0%
*  Perry Ellis International, Inc.                          19,169     356,352       0.0%
#  PulteGroup, Inc.                                        143,221   2,663,911       0.1%
   PVH Corp.                                                31,964   3,419,509       0.1%
   RCI Hospitality Holdings, Inc.                           12,026     139,622       0.0%
*  Red Robin Gourmet Burgers, Inc.                          31,175   1,434,050       0.0%
*  Regis Corp.                                              49,623     629,220       0.0%
#  Rent-A-Center, Inc.                                      76,435     771,229       0.0%
   Rocky Brands, Inc.                                        8,729      93,400       0.0%
#  Royal Caribbean Cruises, Ltd.                           322,500  24,790,575       0.5%
*  Ruby Tuesday, Inc.                                       17,500      51,975       0.0%
#  Saga Communications, Inc. Class A                         8,693     365,106       0.0%
   Salem Media Group, Inc.                                  10,922      59,525       0.0%
   Scholastic Corp.                                         30,900   1,181,925       0.0%
*  Sequential Brands Group, Inc.                                70         504       0.0%
#  Service Corp. International                             215,549   5,518,054       0.1%
*  Shiloh Industries, Inc.                                  15,461     108,072       0.0%
#  Shoe Carnival, Inc.                                      33,450     848,626       0.0%
   Spartan Motors, Inc.                                     16,820     143,811       0.0%
#  Speedway Motorsports, Inc.                               16,132     303,443       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES      VALUE+    OF NET ASSETS**
                                                           --------- ------------ ---------------
Consumer Discretionary -- (Continued)
#  Stage Stores, Inc.                                         37,214 $    189,419       0.0%
#  Standard Motor Products, Inc.                              37,342    1,826,024       0.0%
   Staples, Inc.                                             426,509    3,156,167       0.1%
*  Starz Class B                                               7,422      228,635       0.0%
*  Stoneridge, Inc.                                           19,361      286,930       0.0%
#  Strattec Security Corp.                                     5,224      185,452       0.0%
   Superior Industries International, Inc.                    23,275      570,237       0.0%
   Superior Uniform Group, Inc.                               17,956      319,437       0.0%
#  Tailored Brands, Inc.                                      15,981      252,500       0.0%
*  Tandy Leather Factory, Inc.                                 9,974       73,808       0.0%
   TEGNA, Inc.                                               119,639    2,347,317       0.1%
   Time Warner, Inc.                                       1,534,860  136,587,191       2.5%
#  Time, Inc.                                                191,857    2,494,141       0.1%
#* Toll Brothers, Inc.                                       179,799    4,933,684       0.1%
*  Trans World Entertainment Corp.                             5,781       22,546       0.0%
#* Tuesday Morning Corp.                                      60,500      299,475       0.0%
   Twenty-First Century Fox, Inc. Class A                  1,287,383   33,819,551       0.6%
   Twenty-First Century Fox, Inc. Class B                    550,972   14,540,151       0.3%
*  Unifi, Inc.                                                43,422    1,248,382       0.0%
*  Universal Electronics, Inc.                                 3,206      224,901       0.0%
*  Vista Outdoor, Inc.                                        77,610    3,001,179       0.1%
*  VOXX International Corp.                                    3,750       15,375       0.0%
   Walt Disney Co. (The)                                      26,220    2,430,332       0.1%
#  Wendy's Co. (The)                                         242,704    2,630,911       0.1%
*  West Marine, Inc.                                          26,468      211,744       0.0%
   Whirlpool Corp.                                            30,049    4,501,941       0.1%
#  Wyndham Worldwide Corp.                                    40,852    2,689,696       0.1%
                                                                     ------------      ----
Total Consumer Discretionary                                          858,863,116      15.5%
                                                                     ------------      ----
Consumer Staples -- (8.2%)
#  Alico, Inc.                                                   960       25,104       0.0%
#* Alliance One International, Inc.                            3,508       52,094       0.0%
   Andersons, Inc. (The)                                      23,660      900,263       0.0%
   Archer-Daniels-Midland Co.                                813,476   35,443,149       0.6%
   Bunge, Ltd.                                               121,368    7,526,030       0.1%
*  CCA Industries, Inc.                                        8,323       24,969       0.0%
#* Central Garden & Pet Co.                                   25,184      612,475       0.0%
*  Central Garden & Pet Co. Class A                           48,121    1,123,144       0.0%
   Constellation Brands, Inc. Class A                         43,556    7,279,079       0.1%
   Constellation Brands, Inc. Class B                         12,615    2,143,036       0.0%
#* Craft Brew Alliance, Inc.                                   9,754      156,552       0.0%
   CVS Health Corp.                                        1,510,745  127,053,654       2.3%
   Fresh Del Monte Produce, Inc.                              39,437    2,380,023       0.1%
#* Hain Celestial Group, Inc. (The)                           87,292    3,174,810       0.1%
   Ingles Markets, Inc. Class A                               11,437      451,762       0.0%
   Ingredion, Inc.                                            62,117    8,147,887       0.2%
   JM Smucker Co. (The)                                      108,204   14,208,267       0.3%
#  John B. Sanfilippo & Son, Inc.                             10,428      528,491       0.0%
   Kraft Heinz Co. (The)                                     128,945   11,469,658       0.2%
#* Landec Corp.                                               37,056      490,992       0.0%
   Mannatech, Inc.                                               717       12,404       0.0%
#  MGP Ingredients, Inc.                                       4,788      168,585       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES      VALUE+    OF NET ASSETS**
                                                           --------- ------------ ---------------
Consumer Staples -- (Continued)
#  Molson Coors Brewing Co. Class A                            1,908 $    207,838       0.0%
   Molson Coors Brewing Co. Class B                          186,550   19,365,756       0.4%
   Mondelez International, Inc. Class A                    2,081,099   93,524,589       1.7%
*  Nutraceutical International Corp.                          14,615      420,912       0.0%
   Oil-Dri Corp. of America                                    5,047      170,387       0.0%
*  Omega Protein Corp.                                        25,852      576,500       0.0%
#* Post Holdings, Inc.                                        50,201    3,826,822       0.1%
   Reynolds American, Inc.                                   188,277   10,370,297       0.2%
#  Sanderson Farms, Inc.                                      16,100    1,448,678       0.0%
#* Seaboard Corp.                                              1,812    6,133,620       0.1%
*  Seneca Foods Corp. Class A                                  6,301      185,249       0.0%
*  Seneca Foods Corp. Class B                                    300        9,900       0.0%
#  Snyder's-Lance, Inc.                                       32,153    1,143,682       0.0%
   SpartanNash Co.                                            34,281      959,868       0.0%
#  Spectrum Brands Holdings, Inc.                             39,566    5,350,906       0.1%
#* TreeHouse Foods, Inc.                                      24,190    2,116,141       0.0%
   Tyson Foods, Inc. Class A                                 405,030   28,696,375       0.5%
#  Universal Corp.                                            22,290    1,208,118       0.0%
   Wal-Mart Stores, Inc.                                     679,033   47,545,891       0.9%
   Walgreens Boots Alliance, Inc.                            394,449   32,632,766       0.6%
   Weis Markets, Inc.                                         11,602      645,419       0.0%
                                                                     ------------       ---
Total Consumer Staples                                                479,912,142       8.6%
                                                                     ------------       ---
Energy -- (12.9%)
   Adams Resources & Energy, Inc.                              6,004      219,386       0.0%
#  Alon USA Energy, Inc.                                      33,484      269,881       0.0%
   Anadarko Petroleum Corp.                                  475,268   28,249,930       0.5%
   Apache Corp.                                               77,083    4,584,897       0.1%
#  Archrock, Inc.                                             69,200      802,720       0.0%
#  Atwood Oceanics, Inc.                                       4,600       35,098       0.0%
   Baker Hughes, Inc.                                        127,976    7,089,870       0.1%
*  Barnwell Industries, Inc.                                   7,870       12,592       0.0%
#  Bristow Group, Inc.                                        40,138      401,781       0.0%
#  California Resources Corp.                                  2,132       21,874       0.0%
*  Callon Petroleum Co.                                       13,214      171,650       0.0%
   Chevron Corp.                                           1,154,064  120,888,204       2.2%
#* Cloud Peak Energy, Inc.                                    33,115      203,988       0.0%
   ConocoPhillips                                          1,601,249   69,574,269       1.3%
*  Contango Oil & Gas Co.                                      1,064        8,331       0.0%
*  Dawson Geophysical Co.                                     30,611      200,502       0.0%
   Delek US Holdings, Inc.                                    52,256      883,126       0.0%
#* Denbury Resources, Inc.                                   289,460      691,809       0.0%
   EOG Resources, Inc.                                        86,247    7,798,454       0.1%
#* Era Group, Inc.                                            24,458      184,658       0.0%
*  Exterran Corp.                                             34,600      547,026       0.0%
   Exxon Mobil Corp.                                       2,448,223  203,985,940       3.7%
#  Green Plains, Inc.                                         26,534      689,884       0.0%
   Gulf Island Fabrication, Inc.                              15,018      150,180       0.0%
#* Gulfmark Offshore, Inc. Class A                            27,750       31,913       0.0%
   Halliburton Co.                                            47,970    2,206,620       0.0%
#* Helix Energy Solutions Group, Inc.                        103,010      898,247       0.0%
#  Helmerich & Payne, Inc.                                   108,670    6,858,164       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                           SHARES     VALUE+    OF NET ASSETS**
                                                           ------- ------------ ---------------
Energy -- (Continued)
#  Hess Corp.                                              165,152 $  7,922,341       0.2%
#  HollyFrontier Corp.                                      32,210      803,640       0.0%
#* Hornbeck Offshore Services, Inc.                         29,719      117,984       0.0%
   Kinder Morgan, Inc.                                     303,244    6,195,275       0.1%
#  Marathon Oil Corp.                                      467,019    6,155,310       0.1%
   Marathon Petroleum Corp.                                903,936   39,402,570       0.7%
*  Matrix Service Co.                                       15,423      272,987       0.0%
#  Murphy Oil Corp.                                        118,565    3,067,277       0.1%
#  Nabors Industries, Ltd.                                 181,974    2,165,491       0.0%
#  National Oilwell Varco, Inc.                            250,948    8,055,431       0.2%
*  Natural Gas Services Group, Inc.                         15,026      326,064       0.0%
#* Newpark Resources, Inc.                                  97,395      613,589       0.0%
   Noble Corp. P.L.C.                                       74,243      366,760       0.0%
   Noble Energy, Inc.                                      133,794    4,611,879       0.1%
   Occidental Petroleum Corp.                              192,073   14,004,042       0.3%
   Overseas Shipholding Group, Inc. Class A                     39          342       0.0%
*  Parker Drilling Co.                                     142,573      285,146       0.0%
#  Patterson-UTI Energy, Inc.                              152,325    3,424,266       0.1%
#* PDC Energy, Inc.                                         24,103    1,478,237       0.0%
*  PHI, Inc. Non-voting                                     15,570      242,581       0.0%
*  PHI, Inc. Voting                                          1,099       16,595       0.0%
   Phillips 66                                             883,414   71,689,046       1.3%
#* Pioneer Energy Services Corp.                            74,262      263,630       0.0%
   Pioneer Natural Resources Co.                            88,400   15,825,368       0.3%
   QEP Resources, Inc.                                      33,043      531,001       0.0%
#* Renewable Energy Group, Inc.                              2,882       25,218       0.0%
#* REX American Resources Corp.                              4,050      319,910       0.0%
#  Rowan Cos. P.L.C. Class A                               118,378    1,570,876       0.0%
   Schlumberger, Ltd.                                      603,242   47,191,622       0.9%
*  SEACOR Holdings, Inc.                                    20,471    1,009,425       0.0%
#  SemGroup Corp. Class A                                    4,727      152,446       0.0%
#  Ship Finance International, Ltd.                         12,481      157,885       0.0%
#  Superior Energy Services, Inc.                           75,686    1,071,714       0.0%
#  Teekay Corp.                                             37,720      246,312       0.0%
#  Tesco Corp.                                               3,745       25,653       0.0%
   Tesoro Corp.                                            168,807   14,343,531       0.3%
#  Tidewater, Inc.                                          20,555       35,560       0.0%
#* Transocean, Ltd.                                        252,980    2,431,138       0.1%
#* Unit Corp.                                               52,140      893,158       0.0%
   Valero Energy Corp.                                     605,899   35,893,457       0.7%
#* Weatherford International P.L.C.                         46,788      225,518       0.0%
#  Western Refining, Inc.                                   47,810    1,379,318       0.0%
#* Whiting Petroleum Corp.                                  16,007      131,898       0.0%
#* Willbros Group, Inc.                                     18,620       28,302       0.0%
                                                                   ------------      ----
Total Energy                                                        752,630,787      13.6%
                                                                   ------------      ----
Financials -- (19.5%)
   1st Source Corp.                                         45,305    1,565,741       0.0%
   Aflac, Inc.                                             130,228    8,968,802       0.2%
*  Alleghany Corp.                                           3,115    1,607,994       0.0%
   Allied World Assurance Co. Holdings AG                   76,431    3,285,004       0.1%
   Allstate Corp. (The)                                    211,174   14,338,715       0.3%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE+    OF NET ASSETS**
                                                           --------- ----------- ---------------
Financials -- (Continued)
   American Equity Investment Life Holding Co.                88,700 $ 1,590,391       0.0%
   American Financial Group, Inc.                            173,596  12,932,902       0.2%
   American International Group, Inc.                        838,781  51,752,788       0.9%
   American National Insurance Co.                            23,302   2,730,062       0.1%
#  AmeriServ Financial, Inc.                                  33,075     107,494       0.0%
*  Arch Capital Group, Ltd.                                    3,094     241,239       0.0%
   Argo Group International Holdings, Ltd.                    51,636   2,870,962       0.1%
   Aspen Insurance Holdings, Ltd.                            102,623   4,951,560       0.1%
   Associated Banc-Corp                                       31,434     638,110       0.0%
   Assurant, Inc.                                             65,820   5,299,826       0.1%
   Assured Guaranty, Ltd.                                    122,989   3,676,141       0.1%
*  Asta Funding, Inc.                                          7,527      73,765       0.0%
   Astoria Financial Corp.                                    19,344     283,003       0.0%
*  Atlanticus Holdings Corp.                                  19,218      66,302       0.0%
#* AV Homes, Inc.                                              3,852      61,439       0.0%
   Axis Capital Holdings, Ltd.                                 8,510     484,815       0.0%
   Baldwin & Lyons, Inc. Class A                                 300       7,186       0.0%
   Baldwin & Lyons, Inc. Class B                               6,556     161,278       0.0%
*  Bancorp, Inc. (The)                                           459       2,860       0.0%
   Bank Mutual Corp.                                          14,475     112,905       0.0%
   Bank of America Corp.                                   5,636,194  92,997,201       1.7%
   Bank of New York Mellon Corp. (The)                       552,910  23,924,416       0.4%
   BankFinancial Corp.                                        21,475     269,941       0.0%
#  BB&T Corp.                                                139,235   5,458,012       0.1%
   BCB Bancorp, Inc.                                           1,059      12,496       0.0%
   Berkshire Hills Bancorp, Inc.                              30,747     908,574       0.0%
#  Capital City Bank Group, Inc.                              15,389     231,451       0.0%
   Capital One Financial Corp.                               373,787  27,675,189       0.5%
*  Cascade Bancorp                                            15,799      96,532       0.0%
   Cathay General Bancorp                                     17,730     531,013       0.0%
   CenterState Banks, Inc.                                       747      13,954       0.0%
   Century Bancorp, Inc. Class A                                 495      22,448       0.0%
   Chubb, Ltd.                                               110,853  14,078,331       0.3%
#  Cincinnati Financial Corp.                                 12,284     869,462       0.0%
   CIT Group, Inc.                                            45,907   1,667,801       0.0%
   Citigroup, Inc.                                         1,870,326  91,926,523       1.7%
#  Citizens Community Bancorp, Inc.                           10,355     112,352       0.0%
   CME Group, Inc.                                           414,385  41,479,938       0.8%
   CNA Financial Corp.                                       206,979   7,569,222       0.2%
   CNO Financial Group, Inc.                                 301,264   4,543,061       0.1%
   Codorus Valley Bancorp, Inc.                                  145       3,028       0.0%
   Comerica, Inc.                                             16,431     855,891       0.0%
   Community West Bancshares                                     400       3,260       0.0%
*  Consumer Portfolio Services, Inc.                          30,005     134,422       0.0%
#* Cowen Group, Inc. Class A                                  15,961      51,873       0.0%
   Donegal Group, Inc. Class A                                13,586     204,469       0.0%
   Donegal Group, Inc. Class B                                   300       5,527       0.0%
*  E*TRADE Financial Corp.                                    89,699   2,525,924       0.1%
   Eastern Virginia Bankshares, Inc.                             307       2,533       0.0%
#  EMC Insurance Group, Inc.                                  27,511     669,893       0.0%
#* Emergent Capital, Inc.                                      3,602       9,978       0.0%
   Endurance Specialty Holdings, Ltd.                         94,576   8,696,263       0.2%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES      VALUE+    OF NET ASSETS**
                                                           --------- ------------ ---------------
Financials -- (Continued)
   Enterprise Financial Services Corp.                         3,235 $    107,078       0.0%
   ESSA Bancorp, Inc.                                          8,217      110,765       0.0%
   Evans Bancorp, Inc.                                         1,681       45,723       0.0%
   Everest Re Group, Ltd.                                     34,913    7,105,494       0.1%
   Farmers Capital Bank Corp.                                    302        9,483       0.0%
   FBL Financial Group, Inc. Class A                          24,660    1,560,978       0.0%
#  Federal Agricultural Mortgage Corp. Class A                   177        8,406       0.0%
   Federal Agricultural Mortgage Corp. Class C                 9,200      375,636       0.0%
   Federated National Holding Co.                             13,665      244,740       0.0%
   Fidelity Southern Corp.                                     7,213      131,493       0.0%
   Fifth Third Bancorp                                        92,166    2,005,532       0.1%
*  First Acceptance Corp.                                     27,347       23,518       0.0%
   First American Financial Corp.                             61,982    2,421,017       0.1%
#  First Bancorp                                              16,138      319,048       0.0%
   First Business Financial Services, Inc.                       964       18,171       0.0%
   First Citizens BancShares, Inc. Class A                     8,627    2,510,457       0.1%
#  First Commonwealth Financial Corp.                         30,547      310,358       0.0%
   First Community Bancshares, Inc.                              183        4,145       0.0%
   First Defiance Financial Corp.                             10,880      429,542       0.0%
   First Financial Northwest, Inc.                            25,371      403,399       0.0%
   First Merchants Corp.                                      41,623    1,171,687       0.0%
   First Midwest Bancorp, Inc.                                 7,168      138,414       0.0%
   First South Bancorp, Inc.                                   2,278       22,097       0.0%
#  FNB Corp.                                                  63,117      824,939       0.0%
   FNF Group                                                  33,321    1,196,557       0.0%
#* FNFV Group                                                 15,438      186,028       0.0%
#* Genworth Financial, Inc. Class A                           34,964      144,751       0.0%
#  German American Bancorp, Inc.                               4,179      162,688       0.0%
*  Global Indemnity P.L.C.                                     8,282      248,791       0.0%
   Goldman Sachs Group, Inc. (The)                           209,155   37,279,787       0.7%
   Great Southern Bancorp, Inc.                                1,616       66,822       0.0%
   Great Western Bancorp, Inc.                                   260        8,382       0.0%
   Guaranty Federal Bancshares, Inc.                           1,684       27,904       0.0%
*  Hallmark Financial Services, Inc.                          20,834      215,840       0.0%
   Hanover Insurance Group, Inc. (The)                        88,829    6,767,882       0.1%
   Hartford Financial Services Group, Inc. (The)             320,787   14,149,915       0.3%
   Heartland Financial USA, Inc.                                 465       17,414       0.0%
*  Hilltop Holdings, Inc.                                     26,171      646,424       0.0%
#  Hingham Institution for Savings                               500       71,725       0.0%
*  HMN Financial, Inc.                                         3,456       50,803       0.0%
   Home Bancorp, Inc.                                            719       20,642       0.0%
   HopFed Bancorp, Inc.                                        6,781       77,168       0.0%
   Horace Mann Educators Corp.                                58,206    2,092,506       0.1%
   Huntington Bancshares, Inc.                                70,847      750,978       0.0%
#  Iberiabank Corp.                                              697       45,758       0.0%
   Independence Holding Co.                                   13,333      233,994       0.0%
   Infinity Property & Casualty Corp.                         15,800    1,294,810       0.0%
   International Bancshares Corp.                                800       24,680       0.0%
#  Investment Technology Group, Inc.                          23,677      362,495       0.0%
#  Investors Title Co.                                         1,169      112,224       0.0%
#  Janus Capital Group, Inc.                                  24,840      318,449       0.0%
   JPMorgan Chase & Co.                                    2,695,925  186,719,765       3.4%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE+    OF NET ASSETS**
                                                           --------- ----------- ---------------
Financials -- (Continued)
#  Kemper Corp.                                               46,361 $ 1,740,856       0.0%
   Kentucky First Federal Bancorp                              2,400      19,500       0.0%
   KeyCorp                                                   526,210   7,430,085       0.1%
   Lake Sunapee Bank Group                                     3,667      66,813       0.0%
   Lakeland Bancorp, Inc.                                      8,740     123,671       0.0%
   Landmark Bancorp, Inc.                                      2,169      57,478       0.0%
   Legg Mason, Inc.                                           56,555   1,624,260       0.0%
   Lincoln National Corp.                                    134,595   6,607,269       0.1%
   Loews Corp.                                               243,798  10,490,628       0.2%
#  M&T Bank Corp.                                              4,241     520,498       0.0%
   Macatawa Bank Corp.                                        15,191     123,503       0.0%
   Mackinac Financial Corp.                                    6,893      79,683       0.0%
#  Maiden Holdings, Ltd.                                       5,792      79,061       0.0%
   MainSource Financial Group, Inc.                           45,000   1,123,200       0.0%
*  Markel Corp.                                                  101      88,620       0.0%
   Marlin Business Services Corp.                             14,241     249,217       0.0%
   MB Financial, Inc.                                         19,678     716,082       0.0%
#* MBIA, Inc.                                                 82,267     633,456       0.0%
#  MBT Financial Corp.                                         9,396      82,685       0.0%
   Mercantile Bank Corp.                                       4,422     121,693       0.0%
   Meta Financial Group, Inc.                                  1,083      79,330       0.0%
   MetLife, Inc.                                             958,812  45,025,812       0.8%
   MidWestOne Financial Group, Inc.                              346      10,062       0.0%
   Morgan Stanley                                          1,036,923  34,809,505       0.6%
   MutualFirst Financial, Inc.                                 2,300      62,905       0.0%
   Nasdaq, Inc.                                               42,129   2,694,992       0.1%
   National Western Life Group, Inc. Class A                     900     193,860       0.0%
   Navigators Group, Inc. (The)                                3,685     343,442       0.0%
#  New York Community Bancorp, Inc.                           52,185     749,377       0.0%
#* NewStar Financial, Inc.                                    41,166     400,545       0.0%
   Northrim BanCorp, Inc.                                      5,734     140,770       0.0%
   OFG Bancorp                                                30,191     321,534       0.0%
   Old Republic International Corp.                          172,923   2,915,482       0.1%
   Oppenheimer Holdings, Inc. Class A                          3,097      43,358       0.0%
*  Pacific Mercantile Bancorp                                  4,174      23,374       0.0%
#  PacWest Bancorp                                             1,076      46,688       0.0%
   Park Sterling Corp.                                           992       8,541       0.0%
#  People's United Financial, Inc.                            68,700   1,115,688       0.0%
   Peoples Bancorp of North Carolina, Inc.                       250       5,188       0.0%
   Peoples Bancorp, Inc.                                      15,923     394,413       0.0%
*  PHH Corp.                                                  54,576     792,444       0.0%
*  Piper Jaffray Cos.                                            312      17,644       0.0%
   PNC Financial Services Group, Inc. (The)                  152,671  14,595,348       0.3%
   Popular, Inc.                                              56,536   2,052,257       0.1%
   Premier Financial Bancorp, Inc.                             4,434      74,580       0.0%
#  Principal Financial Group, Inc.                           218,754  11,943,968       0.2%
   Provident Financial Holdings, Inc.                            544      10,380       0.0%
#  Provident Financial Services, Inc.                         21,059     477,829       0.0%
   Prudential Financial, Inc.                                497,625  42,193,624       0.8%
   Radian Group, Inc.                                        161,945   2,200,833       0.1%
   Regions Financial Corp.                                 1,302,555  13,950,364       0.3%
   Reinsurance Group of America, Inc.                        169,166  18,246,245       0.3%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES       VALUE+     OF NET ASSETS**
                                                           --------- -------------- ---------------
Financials -- (Continued)
#  RenaissanceRe Holdings, Ltd.                               12,667 $    1,574,381       0.0%
   Renasant Corp.                                             42,102      1,420,521       0.0%
#* Republic First Bancorp, Inc.                                2,174          8,587       0.0%
   Riverview Bancorp, Inc.                                     1,682          8,797       0.0%
   Safety Insurance Group, Inc.                               26,197      1,773,537       0.0%
   Sandy Spring Bancorp, Inc.                                  9,125        289,262       0.0%
*  Select Bancorp, Inc.                                          600          4,860       0.0%
#  Selective Insurance Group, Inc.                            45,200      1,670,140       0.0%
   SI Financial Group, Inc.                                    5,661         73,876       0.0%
   South State Corp.                                           8,549        627,069       0.0%
#* Southern First Bancshares, Inc.                             1,216         32,285       0.0%
   Southwest Bancorp, Inc.                                    16,974        316,565       0.0%
#  State Auto Financial Corp.                                 15,100        345,790       0.0%
   State Street Corp.                                          4,112        288,704       0.0%
#  Sterling Bancorp                                           70,552      1,269,936       0.0%
#  Stewart Information Services Corp.                         12,271        551,581       0.0%
*  Stratus Properties, Inc.                                    3,069         74,270       0.0%
   Suffolk Bancorp                                               205          7,380       0.0%
   SunTrust Banks, Inc.                                      255,532     11,557,712       0.2%
   Synchrony Financial                                       914,357     26,141,467       0.5%
   Synovus Financial Corp.                                    22,796        753,864       0.0%
   Timberland Bancorp, Inc.                                    2,500         41,150       0.0%
#  Tiptree Financial, Inc. Class A                            37,071        215,012       0.0%
   Torchmark Corp.                                             7,000        443,870       0.0%
   Travelers Cos., Inc. (The)                                153,509     16,606,604       0.3%
   Trico Bancshares                                              854         22,477       0.0%
#  Trustmark Corp.                                             4,194        116,090       0.0%
   Umpqua Holdings Corp.                                      34,932        533,761       0.0%
*  Unico American Corp.                                        1,900         21,517       0.0%
   Union Bankshares Corp.                                     37,042      1,034,583       0.0%
#  United Bankshares, Inc.                                    12,121        456,962       0.0%
   United Financial Bancorp, Inc.                              9,193        135,229       0.0%
   United Fire Group, Inc.                                    24,429        965,434       0.0%
*  United Security Bancshares                                    432          2,680       0.0%
   Unity Bancorp, Inc.                                         3,999         49,188       0.0%
#  Univest Corp. of Pennsylvania                                 156          3,705       0.0%
   Unum Group                                                517,445     18,317,553       0.3%
   Validus Holdings, Ltd.                                      8,958        457,754       0.0%
#  Valley National Bancorp                                       768          7,572       0.0%
   Voya Financial, Inc.                                       14,373        439,095       0.0%
   Washington Federal, Inc.                                   97,887      2,667,421       0.1%
   Waterstone Financial, Inc.                                  1,426         24,171       0.0%
   Wells Fargo & Co.                                       1,956,746     90,029,883       1.6%
   WesBanco, Inc.                                             31,678      1,042,523       0.0%
   West Bancorporation, Inc.                                   5,278        101,865       0.0%
#  Western New England Bancorp, Inc.                          11,699         92,419       0.0%
#  Wintrust Financial Corp.                                   24,224      1,306,885       0.0%
#  WR Berkley Corp.                                            5,305        302,915       0.0%
   XL Group, Ltd.                                            240,766      8,354,580       0.2%
#  Zions Bancorporation                                       53,325      1,717,598       0.0%
                                                                     --------------      ----
Total Financials                                                      1,141,179,284      20.6%
                                                                     --------------      ----

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE+    OF NET ASSETS**
                                                           ------- ----------- ---------------
Health Care -- (10.5%)
   Abbott Laboratories                                     217,973 $ 8,553,261       0.2%
#  Aceto Corp.                                              31,686     580,804       0.0%
#* Addus HomeCare Corp.                                      2,044      51,713       0.0%
   Aetna, Inc.                                             558,462  59,950,896       1.1%
*  Albany Molecular Research, Inc.                          24,874     387,786       0.0%
*  Alere, Inc.                                              45,800   2,046,344       0.1%
*  Allergan P.L.C.                                         103,542  21,634,065       0.4%
#* Amsurg Corp.                                             30,743   1,836,894       0.0%
#  Analogic Corp.                                            2,988     244,568       0.0%
*  AngioDynamics, Inc.                                      14,354     228,803       0.0%
*  Anika Therapeutics, Inc.                                 14,671     650,806       0.0%
   Anthem, Inc.                                            504,640  61,495,430       1.1%
#* Aptevo Therapeutics, Inc.                                 4,339       9,589       0.0%
*  Arrhythmia Research Technology, Inc.                      1,200       4,980       0.0%
   Baxter International, Inc.                               27,380   1,303,014       0.0%
*  Boston Scientific Corp.                                 518,448  11,405,856       0.2%
#* Brookdale Senior Living, Inc.                             4,785      69,048       0.0%
   Cigna Corp.                                              42,954   5,104,224       0.1%
#  CONMED Corp.                                             43,239   1,729,560       0.0%
#  Cooper Cos., Inc. (The)                                  13,956   2,456,814       0.1%
#* Cross Country Healthcare, Inc.                            7,595      84,836       0.0%
   CryoLife, Inc.                                           17,502     297,534       0.0%
#* Cumberland Pharmaceuticals, Inc.                         23,319     110,765       0.0%
*  Cutera, Inc.                                              1,289      16,886       0.0%
#* Cynosure, Inc. Class A                                    8,077     344,484       0.0%
   Danaher Corp.                                           200,460  15,746,133       0.3%
   Digirad Corp.                                            26,711     117,528       0.0%
#* Emergent BioSolutions, Inc.                               8,678     231,876       0.0%
*  Enzo Biochem, Inc.                                       41,397     252,522       0.0%
*  Exactech, Inc.                                            3,390      81,868       0.0%
*  Express Scripts Holding Co.                             493,239  33,244,309       0.6%
*  Five Star Quality Care, Inc.                             28,953      81,068       0.0%
*  Harvard Bioscience, Inc.                                 32,107      77,057       0.0%
#* Healthways, Inc.                                         37,281     924,569       0.0%
*  Hologic, Inc.                                           106,511   3,835,461       0.1%
   Humana, Inc.                                            236,814  40,620,705       0.8%
*  Impax Laboratories, Inc.                                  4,700      94,470       0.0%
*  Integer Holdings Corp.                                   41,672     918,868       0.0%
#  Invacare Corp.                                            7,330      67,070       0.0%
#  Kewaunee Scientific Corp.                                 1,631      35,964       0.0%
#  Kindred Healthcare, Inc.                                 56,891     560,376       0.0%
   LeMaitre Vascular, Inc.                                   5,100     106,794       0.0%
*  LHC Group, Inc.                                           1,418      48,595       0.0%
*  LifePoint Health, Inc.                                   82,208   4,920,149       0.1%
*  Magellan Health, Inc.                                    17,899     920,904       0.0%
(degrees)* Medcath Corp.                                    29,240          --       0.0%
   Medtronic P.L.C.                                        764,960  62,742,019       1.1%
*  Merit Medical Systems, Inc.                              13,395     294,020       0.0%
#* Molina Healthcare, Inc.                                  24,941   1,357,040       0.0%
*  Mylan NV                                                  6,181     225,606       0.0%
   National HealthCare Corp.                                 6,484     419,515       0.0%
*  Natus Medical, Inc.                                      15,698     617,716       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES      VALUE+    OF NET ASSETS**
                                                           --------- ------------ ---------------
Health Care -- (Continued)
#* Nuvectra Corp.                                             13,890 $     74,589       0.0%
*  Omnicell, Inc.                                             35,405    1,155,088       0.0%
   PerkinElmer, Inc.                                          76,500    3,893,085       0.1%
   Pfizer, Inc.                                            4,874,915  154,583,555       2.8%
*  PharMerica Corp.                                           33,305      792,659       0.0%
#* Prestige Brands Holdings, Inc.                            111,489    5,048,222       0.1%
*  RTI Surgical, Inc.                                         73,086      186,369       0.0%
#* SciClone Pharmaceuticals, Inc.                             13,028      116,601       0.0%
#* Select Medical Holdings Corp.                              42,204      548,652       0.0%
*  Surmodics, Inc.                                             5,593      139,266       0.0%
#  Teleflex, Inc.                                             37,223    5,327,728       0.1%
   Thermo Fisher Scientific, Inc.                            499,520   73,444,426       1.3%
#* Triple-S Management Corp. Class B                          20,684      427,745       0.0%
   UnitedHealth Group, Inc.                                   89,716   12,679,562       0.2%
#* Universal American Corp.                                   70,194      527,157       0.0%
*  VCA, Inc.                                                  69,140    4,249,344       0.1%
*  WellCare Health Plans, Inc.                                18,375    2,085,746       0.1%
                                                                     ------------      ----
Total Health Care                                                     614,420,956      11.1%
                                                                     ------------      ----
Industrials -- (11.3%)
   AAR Corp.                                                  32,906    1,058,586       0.0%
   ABM Industries, Inc.                                       64,500    2,520,660       0.1%
   Acme United Corp.                                           1,030       22,516       0.0%
#  Actuant Corp. Class A                                      44,986    1,003,188       0.0%
#* AECOM                                                      55,835    1,555,005       0.0%
*  Aegion Corp.                                               42,549      787,582       0.0%
#* Aerovironment, Inc.                                        35,065      841,209       0.0%
#  AGCO Corp.                                                 58,973    3,012,341       0.1%
*  Air Transport Services Group, Inc.                          6,308       83,455       0.0%
   Alamo Group, Inc.                                          22,751    1,476,995       0.0%
   Alaska Air Group, Inc.                                    105,252    7,601,299       0.2%
   Albany International Corp. Class A                         20,551      837,453       0.0%
#  AMERCO                                                     29,431    9,488,260       0.2%
#* Ameresco, Inc. Class A                                        981        4,709       0.0%
#  American Railcar Industries, Inc.                          20,003      735,710       0.0%
#  Apogee Enterprises, Inc.                                   36,374    1,482,240       0.0%
   ArcBest Corp.                                              12,135      241,487       0.0%
   Arconic, Inc.                                             331,751    9,527,889       0.2%
   Argan, Inc.                                                    21        1,194       0.0%
   Astec Industries, Inc.                                     22,925    1,269,128       0.0%
*  Atlas Air Worldwide Holdings, Inc.                         31,815    1,331,458       0.0%
#* Avis Budget Group, Inc.                                    46,708    1,511,471       0.0%
   Barnes Group, Inc.                                         36,400    1,450,176       0.0%
*  BlueLinx Holdings, Inc.                                     1,705       13,435       0.0%
   Brady Corp. Class A                                        38,500    1,274,350       0.0%
#  Briggs & Stratton Corp.                                    41,033      764,034       0.0%
*  CAI International, Inc.                                    17,082      129,994       0.0%
*  Casella Waste Systems, Inc. Class A                         5,201       58,251       0.0%
#  Caterpillar, Inc.                                         107,902    9,005,501       0.2%
*  CBIZ, Inc.                                                 38,149      421,546       0.0%
   CDI Corp.                                                  26,779      164,691       0.0%
   CECO Environmental Corp.                                    3,773       37,353       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES      VALUE+    OF NET ASSETS**
                                                           --------- ------------ ---------------
Industrials -- (Continued)
#  Celadon Group, Inc.                                        24,642 $    160,173       0.0%
#  Chicago Rivet & Machine Co.                                   700       21,245       0.0%
#  CIRCOR International, Inc.                                 10,019      538,822       0.0%
   Columbus McKinnon Corp.                                    17,542      341,894       0.0%
   Comfort Systems USA, Inc.                                  44,560    1,285,556       0.0%
   CompX International, Inc.                                     500        5,575       0.0%
#  Covanta Holding Corp.                                      94,292    1,414,380       0.0%
#* Covenant Transportation Group, Inc. Class A                 7,080      113,209       0.0%
*  CRA International, Inc.                                     7,613      237,069       0.0%
   CSX Corp.                                               1,242,950   37,922,404       0.7%
   Cummins, Inc.                                                 900      115,038       0.0%
   Curtiss-Wright Corp.                                       46,353    4,154,156       0.1%
#* DigitalGlobe, Inc.                                         21,971      551,472       0.0%
   Douglas Dynamics, Inc.                                     30,234      970,511       0.0%
*  Ducommun, Inc.                                             12,645      240,761       0.0%
#* Dycom Industries, Inc.                                     39,867    3,066,968       0.1%
   Dynamic Materials Corp.                                     1,436       15,581       0.0%
   Eastern Co. (The)                                          10,193      200,802       0.0%
   Eaton Corp. P.L.C.                                        186,354   11,883,795       0.2%
   EMCOR Group, Inc.                                          50,540    3,055,648       0.1%
   Encore Wire Corp.                                          19,966      681,839       0.0%
*  Energy Recovery, Inc.                                       1,783       21,770       0.0%
   EnerSys                                                    43,239    2,816,156       0.1%
*  Engility Holdings, Inc.                                     7,988      229,495       0.0%
   Ennis, Inc.                                                31,756      465,225       0.0%
   EnPro Industries, Inc.                                     17,635      954,406       0.0%
   ESCO Technologies, Inc.                                    17,601      784,125       0.0%
   Espey Manufacturing & Electronics Corp.                     1,671       42,485       0.0%
   Essendant, Inc.                                            24,021      368,722       0.0%
#* Esterline Technologies Corp.                               44,968    3,302,900       0.1%
   Federal Signal Corp.                                       71,923      883,214       0.0%
   FedEx Corp.                                               142,324   24,809,920       0.5%
   Fortune Brands Home & Security, Inc.                      123,726    6,759,151       0.1%
*  Franklin Covey Co.                                          3,046       55,742       0.0%
   FreightCar America, Inc.                                    9,404      122,816       0.0%
*  FTI Consulting, Inc.                                       25,736    1,002,675       0.0%
#  G&K Services, Inc. Class A                                 29,714    2,813,916       0.1%
#  GATX Corp.                                                 65,445    2,864,528       0.1%
*  Gencor Industries, Inc.                                    13,149      159,103       0.0%
   General Electric Co.                                    3,873,888  112,730,141       2.1%
#* Genesee & Wyoming, Inc. Class A                             1,200       81,528       0.0%
*  Gibraltar Industries, Inc.                                 24,203      941,497       0.0%
*  GP Strategies Corp.                                        18,583      480,371       0.0%
#  Granite Construction, Inc.                                 27,179    1,336,120       0.0%
#* Great Lakes Dredge & Dock Corp.                            69,820      247,861       0.0%
#  Greenbrier Cos., Inc. (The)                                22,451      707,207       0.0%
#  Griffon Corp.                                              67,323    1,124,294       0.0%
#  H&E Equipment Services, Inc.                               59,629      831,825       0.0%
#* Hawaiian Holdings, Inc.                                     9,193      413,915       0.0%
   Heidrick & Struggles International, Inc.                   18,234      337,329       0.0%
*  Herc Holdings, Inc.                                        18,560      558,470       0.0%
*  Hertz Global Holdings, Inc.                                55,682    1,845,858       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE+    OF NET ASSETS**
                                                           ------- ----------- ---------------
Industrials -- (Continued)
*  Hill International, Inc.                                 27,154 $   104,543       0.0%
   Huntington Ingalls Industries, Inc.                      28,231   4,555,354       0.1%
   Hurco Cos., Inc.                                          7,910     207,242       0.0%
*  Huron Consulting Group, Inc.                              4,001     224,256       0.0%
   Hyster-Yale Materials Handling, Inc.                     12,246     712,840       0.0%
*  ICF International, Inc.                                  31,660   1,469,024       0.0%
   Ingersoll-Rand P.L.C.                                   213,109  14,340,105       0.3%
*  InnerWorkings, Inc.                                      96,587     850,931       0.0%
   Insteel Industries, Inc.                                 17,578     472,848       0.0%
*  JetBlue Airways Corp.                                   324,893   5,679,130       0.1%
   Kadant, Inc.                                              5,786     298,847       0.0%
   KAR Auction Services, Inc.                               18,100     770,698       0.0%
   KBR, Inc.                                                 3,600      53,316       0.0%
   Kennametal, Inc.                                          1,000      28,310       0.0%
*  Key Technology, Inc.                                      3,199      32,982       0.0%
   Kimball International, Inc. Class B                      31,258     390,725       0.0%
   Korn/Ferry International                                 33,148     675,888       0.0%
*  Kratos Defense & Security Solutions, Inc.                 2,711      15,236       0.0%
   L-3 Communications Holdings, Inc.                       100,470  13,758,362       0.3%
*  Lawson Products, Inc.                                     8,847     166,766       0.0%
#  LB Foster Co. Class A                                     6,682      82,857       0.0%
#* LMI Aerospace, Inc.                                      13,807     103,691       0.0%
   LS Starrett Co. (The) Class A                             4,097      37,692       0.0%
   LSI Industries, Inc.                                     27,715     238,349       0.0%
*  Lydall, Inc.                                             14,605     682,784       0.0%
   ManpowerGroup, Inc.                                      22,886   1,757,645       0.1%
   Marten Transport, Ltd.                                   47,782     979,531       0.0%
   Matson, Inc.                                             62,316   2,488,901       0.1%
   Matthews International Corp. Class A                     12,387     741,981       0.0%
   McGrath RentCorp                                         17,552     528,315       0.0%
*  Mercury Systems, Inc.                                     2,055      57,088       0.0%
*  MFRI, Inc.                                                8,900      71,200       0.0%
   Miller Industries, Inc.                                  20,099     441,173       0.0%
#  Mobile Mini, Inc.                                        54,461   1,380,586       0.0%
*  Moog, Inc. Class A                                       35,339   2,052,136       0.1%
   Mueller Industries, Inc.                                 30,912     936,324       0.0%
   Mueller Water Products, Inc. Class A                    185,957   2,290,990       0.1%
   Multi-Color Corp.                                           308      19,997       0.0%
*  MYR Group, Inc.                                          19,582     584,327       0.0%
   National Presto Industries, Inc.                            571      49,820       0.0%
*  Navigant Consulting, Inc.                                12,297     287,750       0.0%
*  NL Industries, Inc.                                      42,070     134,624       0.0%
#  NN, Inc.                                                 18,396     324,689       0.0%
   Norfolk Southern Corp.                                  545,229  50,706,297       0.9%
   Northrop Grumman Corp.                                   91,981  21,063,649       0.4%
*  Northwest Pipe Co.                                        6,690      87,706       0.0%
#* NOW, Inc.                                                62,737   1,352,610       0.0%
*  On Assignment, Inc.                                      53,951   1,856,454       0.1%
   Orbital ATK, Inc.                                        56,610   4,209,520       0.1%
   Oshkosh Corp.                                            14,466     773,931       0.0%
   Owens Corning                                           149,300   7,282,854       0.1%
*  PAM Transportation Services, Inc.                         9,249     182,205       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE+    OF NET ASSETS**
                                                           ------- ----------- ---------------
Industrials -- (Continued)
#  Pentair P.L.C.                                          117,934 $ 6,501,701       0.1%
   Powell Industries, Inc.                                   7,529     266,451       0.0%
   Providence and Worcester Railroad Co.                       850      21,242       0.0%
   Quad/Graphics, Inc.                                       2,390      56,786       0.0%
   Quanex Building Products Corp.                           21,431     349,325       0.0%
*  Quanta Services, Inc.                                   168,307   4,838,826       0.1%
   Raytheon Co.                                             44,355   6,059,337       0.1%
#  RCM Technologies, Inc.                                   20,293     143,674       0.0%
   Regal Beloit Corp.                                       16,070     949,737       0.0%
   Republic Services, Inc.                                 429,755  22,618,006       0.4%
   Resources Connection, Inc.                               25,955     385,432       0.0%
*  Roadrunner Transportation Systems, Inc.                     879       6,680       0.0%
*  Rush Enterprises, Inc. Class A                           32,603     855,829       0.0%
*  Rush Enterprises, Inc. Class B                           18,522     470,459       0.0%
#  Ryder System, Inc.                                       89,844   6,234,275       0.1%
#* Saia, Inc.                                                8,925     318,176       0.0%
#* SIFCO Industries, Inc.                                    6,623      68,217       0.0%
   SkyWest, Inc.                                            38,506   1,160,956       0.0%
   Southwest Airlines Co.                                  645,761  25,862,728       0.5%
#* Sparton Corp.                                             9,132     218,529       0.0%
*  SPX FLOW, Inc.                                           12,803     321,227       0.0%
   Standex International Corp.                              22,341   1,706,852       0.0%
   Stanley Black & Decker, Inc.                            154,919  17,635,979       0.3%
   Steelcase, Inc. Class A                                  55,469     740,511       0.0%
#  Supreme Industries, Inc. Class A                          1,433      17,468       0.0%
#* Team, Inc.                                                6,674     205,226       0.0%
   Terex Corp.                                              27,578     658,563       0.0%
   Tetra Tech, Inc.                                         45,222   1,738,786       0.0%
*  Titan Machinery, Inc.                                     2,883      26,783       0.0%
#* TRC Cos., Inc.                                           23,870     194,541       0.0%
   Trinity Industries, Inc.                                183,814   3,924,429       0.1%
#  Triton International, Ltd.                               24,053     290,320       0.0%
#  Triumph Group, Inc.                                      57,456   1,361,707       0.0%
*  Tutor Perini Corp.                                       33,844     644,728       0.0%
#  Twin Disc, Inc.                                             900       9,729       0.0%
*  Ultralife Corp.                                           3,309      13,567       0.0%
#  UniFirst Corp.                                           18,705   2,291,362       0.1%
   Union Pacific Corp.                                     888,128  78,315,127       1.4%
   United Technologies Corp.                               166,872  17,054,318       0.3%
   Universal Forest Products, Inc.                          31,800   2,734,482       0.1%
*  USA Truck, Inc.                                          15,105     124,314       0.0%
*  Vectrus, Inc.                                             4,069      68,237       0.0%
#* Veritiv Corp.                                             9,437     509,126       0.0%
   Viad Corp.                                               23,193     962,509       0.0%
#* Virco Manufacturing Corp.                                12,601      53,554       0.0%
   VSE Corp.                                                   610      17,592       0.0%
   Waste Connections, Inc.                                   2,800     210,588       0.0%
   Watts Water Technologies, Inc. Class A                   37,737   2,264,220       0.1%
#  Werner Enterprises, Inc.                                 34,105     820,225       0.0%
#* Wesco Aircraft Holdings, Inc.                             6,228      80,030       0.0%
*  WESCO International, Inc.                                11,687     633,435       0.0%
*  Willdan Group, Inc.                                       1,000      16,060       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES      VALUE+    OF NET ASSETS**
                                                           --------- ------------ ---------------
Industrials -- (Continued)
*  Willis Lease Finance Corp.                                  6,713 $    178,633       0.0%
*  XPO Logistics, Inc.                                        12,216      402,273       0.0%
                                                                     ------------      ----
Total Industrials                                                     658,990,775      11.9%
                                                                     ------------      ----
Information Technology -- (11.4%)
   Activision Blizzard, Inc.                                 982,162   42,399,934       0.8%
*  Actua Corp.                                                 1,184       13,794       0.0%
*  Acxiom Corp.                                                7,769      183,038       0.0%
#* Agilysys, Inc.                                             16,899      163,075       0.0%
*  Alpha & Omega Semiconductor, Ltd.                          20,661      436,567       0.0%
*  ARRIS International P.L.C.                                 70,523    1,959,129       0.1%
*  Arrow Electronics, Inc.                                   182,170   11,134,230       0.2%
   AstroNova, Inc.                                             6,285       91,447       0.0%
   Avnet, Inc.                                               139,400    5,847,830       0.1%
   AVX Corp.                                                  86,630    1,214,553       0.0%
*  Aware, Inc.                                                14,326       74,853       0.0%
*  Axcelis Technologies, Inc.                                    175        2,389       0.0%
*  AXT, Inc.                                                  16,521       85,083       0.0%
#  Bel Fuse, Inc. Class A                                      3,874       75,156       0.0%
   Bel Fuse, Inc. Class B                                     11,837      282,312       0.0%
*  Benchmark Electronics, Inc.                                62,063    1,560,884       0.0%
   Black Box Corp.                                            18,611      214,026       0.0%
#* Blackhawk Network Holdings, Inc.                           25,926      893,151       0.0%
#* Blucora, Inc.                                              57,127      759,789       0.0%
   Brocade Communications Systems, Inc.                      461,513    4,892,038       0.1%
   Brooks Automation, Inc.                                    50,847      662,536       0.0%
*  BSQUARE Corp.                                               4,065       16,870       0.0%
*  CACI International, Inc. Class A                           24,830    2,429,615       0.1%
*  Calix, Inc.                                                16,027      100,169       0.0%
#* Ciber, Inc.                                                34,165       34,848       0.0%
   Cisco Systems, Inc.                                     4,149,274  127,299,726       2.3%
   Cohu, Inc.                                                 28,915      323,559       0.0%
*  CommerceHub, Inc. Series A                                 20,226      303,795       0.0%
#* CommerceHub, Inc. Series B                                    864       14,628       0.0%
*  CommerceHub, Inc. Series C                                 42,180      634,809       0.0%
   Communications Systems, Inc.                                9,323       40,742       0.0%
   Computer Sciences Corp.                                   136,993    7,459,269       0.2%
   Comtech Telecommunications Corp.                           15,569      161,918       0.0%
   Concurrent Computer Corp.                                  13,740       84,913       0.0%
#  Convergys Corp.                                           197,364    5,763,029       0.1%
*  CoreLogic, Inc.                                            96,545    4,108,955       0.1%
   Corning, Inc.                                             785,955   17,849,038       0.3%
#* Cray, Inc.                                                 12,866      267,613       0.0%
   CSP, Inc.                                                   2,414       25,081       0.0%
#  CTS Corp.                                                  66,936    1,218,235       0.0%
*  CyberOptics Corp.                                           3,281       79,236       0.0%
#  Cypress Semiconductor Corp.                                52,022      518,659       0.0%
*  Datalink Corp.                                             28,408      269,308       0.0%
*  Dell Technologies, Inc. Class V                            38,133    1,871,949       0.1%
*  Digi International, Inc.                                   25,438      232,758       0.0%
*  Diodes, Inc.                                                4,709       97,523       0.0%
*  DSP Group, Inc.                                            46,713      509,172       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES      VALUE+    OF NET ASSETS**
                                                           --------- ------------ ---------------
Information Technology -- (Continued)
*  EchoStar Corp. Class A                                     23,551 $  1,100,774       0.0%
*  Edgewater Technology, Inc.                                 13,603      110,864       0.0%
#* Electro Scientific Industries, Inc.                         6,085       31,520       0.0%
#* Electronics for Imaging, Inc.                              58,110    2,471,418       0.1%
#  Emcore Corp.                                                  744        4,873       0.0%
#* EnerNOC, Inc.                                              13,197       68,624       0.0%
*  Entegris, Inc.                                                300        4,770       0.0%
*  ePlus, Inc.                                                 8,745      800,605       0.0%
#* Exar Corp.                                                 51,341      463,096       0.0%
*  Fabrinet                                                    4,055      153,928       0.0%
   Fidelity National Information Services, Inc.              151,857   11,225,269       0.2%
*  Finisar Corp.                                              61,526    1,684,582       0.0%
#* First Solar, Inc.                                          28,266    1,144,490       0.0%
*  FormFactor, Inc.                                           46,295      415,498       0.0%
*  Frequency Electronics, Inc.                                10,976       99,772       0.0%
#* GSI Technology, Inc.                                        3,363       17,757       0.0%
   Hackett Group, Inc. (The)                                  39,123      630,663       0.0%
#* Harmonic, Inc.                                             22,962      117,106       0.0%
   Hewlett Packard Enterprise Co.                            810,974   18,222,586       0.3%
   HP, Inc.                                                   79,891    1,157,621       0.0%
   IAC/InterActiveCorp                                       125,298    8,074,203       0.2%
#* ID Systems, Inc.                                            9,084       45,602       0.0%
   Ingram Micro, Inc. Class A                                277,679   10,329,659       0.2%
*  Insight Enterprises, Inc.                                  42,100    1,212,059       0.0%
   Intel Corp.                                             4,407,379  153,685,306       2.8%
#* Internap Corp.                                             32,386       40,483       0.0%
   Intersil Corp. Class A                                    119,798    2,645,140       0.1%
*  IntriCon Corp.                                              2,835       17,152       0.0%
*  Itron, Inc.                                                33,397    1,800,098       0.0%
   IXYS Corp.                                                  3,055       32,383       0.0%
   Juniper Networks, Inc.                                    212,100    5,586,714       0.1%
*  Key Tronic Corp.                                           17,623      136,050       0.0%
*  Kimball Electronics, Inc.                                  23,443      325,858       0.0%
*  Kulicke & Soffa Industries, Inc.                           71,688      949,149       0.0%
*  KVH Industries, Inc.                                       19,858      157,871       0.0%
   Lam Research Corp.                                          3,066      296,973       0.0%
#* Lattice Semiconductor Corp.                               108,469      658,407       0.0%
#  Lexmark International, Inc. Class A                        35,849    1,422,847       0.0%
*  Limelight Networks, Inc.                                   10,944       19,480       0.0%
   ManTech International Corp. Class A                         2,048       79,524       0.0%
   Marvell Technology Group, Ltd.                            166,418    2,168,427       0.1%
*  Maxwell Technologies, Inc.                                  2,521       12,202       0.0%
   Mentor Graphics Corp.                                      35,620    1,029,418       0.0%
   Methode Electronics, Inc.                                  79,272    2,473,286       0.1%
*  Micron Technology, Inc.                                   758,908   13,022,861       0.3%
#* Microsemi Corp.                                             7,940      334,512       0.0%
   MKS Instruments, Inc.                                      61,200    3,087,540       0.1%
   MOCON, Inc.                                                   700       10,815       0.0%
#* ModusLink Global Solutions, Inc.                           67,250       91,460       0.0%
   NCI, Inc. Class A                                             686        8,061       0.0%
#* NETGEAR, Inc.                                                 428       21,614       0.0%
#* Novatel Wireless, Inc.                                     10,953       28,697       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES      VALUE+    OF NET ASSETS**
                                                           --------- ------------ ---------------
Information Technology -- (Continued)
   Optical Cable Corp.                                        10,793 $     29,681       0.0%
*  PAR Technology Corp.                                       12,896       71,444       0.0%
   Park Electrochemical Corp.                                  1,642       25,336       0.0%
   PC Connection, Inc.                                        39,267      911,387       0.0%
   PC-Tel, Inc.                                               28,574      145,156       0.0%
*  PCM, Inc.                                                  10,471      221,985       0.0%
*  Photronics, Inc.                                           79,712      773,206       0.0%
*  Plexus Corp.                                               10,626      486,777       0.0%
#* Qorvo, Inc.                                                24,909    1,386,186       0.0%
   QUALCOMM, Inc.                                          1,059,256   72,792,072       1.3%
*  Rambus, Inc.                                                1,069       13,031       0.0%
#* RealNetworks, Inc.                                         12,525       55,861       0.0%
   Reis, Inc.                                                 13,511      265,491       0.0%
   RF Industries, Ltd.                                         2,823        4,940       0.0%
   Richardson Electronics, Ltd.                               15,464       96,650       0.0%
*  Rofin-Sinar Technologies, Inc.                              4,978      162,034       0.0%
*  Rogers Corp.                                                7,543      410,565       0.0%
*  Rudolph Technologies, Inc.                                 16,097      291,356       0.0%
*  Sanmina Corp.                                              39,846    1,101,742       0.0%
#* ScanSource, Inc.                                           14,745      516,075       0.0%
*  Seachange International, Inc.                               8,687       22,847       0.0%
*  ShoreTel, Inc.                                              3,200       21,280       0.0%
*  Sonus Networks, Inc.                                        6,622       38,341       0.0%
#  SS&C Technologies Holdings, Inc.                           51,586    1,647,141       0.0%
*  StarTek, Inc.                                              22,913      153,517       0.0%
#* SunPower Corp.                                             18,322      132,651       0.0%
#* Super Micro Computer, Inc.                                  5,886      139,498       0.0%
*  Sykes Enterprises, Inc.                                    20,292      542,608       0.0%
   SYNNEX Corp.                                               55,900    5,731,986       0.1%
*  Synopsys, Inc.                                              4,200      249,102       0.0%
#  Systemax, Inc.                                              2,187       17,168       0.0%
   TE Connectivity, Ltd.                                      43,886    2,759,113       0.1%
*  Tech Data Corp.                                            82,952    6,388,963       0.1%
*  Telenav, Inc.                                               9,865       53,764       0.0%
   Teradyne, Inc.                                             26,789      623,916       0.0%
   Tessco Technologies, Inc.                                   8,689      101,227       0.0%
   Tessera Technologies, Inc.                                 48,635    1,804,358       0.0%
*  TiVo Corp.                                                 19,000      377,150       0.0%
#* TTM Technologies, Inc.                                     55,241      726,419       0.0%
#* Veeco Instruments, Inc.                                    15,978      346,723       0.0%
#* Virtusa Corp.                                              30,064      569,412       0.0%
#  Vishay Intertechnology, Inc.                              151,731    2,139,407       0.1%
#* Vishay Precision Group, Inc.                               16,480      258,736       0.0%
   Western Digital Corp.                                     215,907   12,617,605       0.2%
*  Xcerra Corp.                                               20,165      111,109       0.0%
   Xerox Corp.                                               889,633    8,691,714       0.2%
*  XO Group, Inc.                                              6,284      115,626       0.0%
*  Yahoo!, Inc.                                            1,048,770   43,576,393       0.8%
                                                                     ------------      ----
   Total Information Technology                                       664,109,647      12.0%
                                                                     ------------      ----
Materials -- (2.0%)
#  A Schulman, Inc.                                           32,960      947,600       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE+    OF NET ASSETS**
                                                           ------- ----------- ---------------
Materials -- (Continued)
#  Allegheny Technologies, Inc.                             22,777 $   310,678       0.0%
   Ampco-Pittsburgh Corp.                                    4,007      43,276       0.0%
   Ashland Global Holdings, Inc.                           112,560  12,576,329       0.2%
#  Bemis Co., Inc.                                          25,154   1,225,503       0.0%
   Cabot Corp.                                              46,280   2,413,039       0.1%
#* Century Aluminum Co.                                     15,822     115,659       0.0%
*  Chemtura Corp.                                           49,368   1,619,270       0.0%
*  Clearwater Paper Corp.                                   16,822     893,248       0.0%
#  Commercial Metals Co.                                    85,208   1,338,618       0.0%
*  Core Molding Technologies, Inc.                          11,847     206,375       0.0%
   Domtar Corp.                                              8,107     291,447       0.0%
   Dow Chemical Co. (The)                                   11,060     595,139       0.0%
   Friedman Industries, Inc.                                13,926      71,162       0.0%
   FutureFuel Corp.                                          6,104      66,900       0.0%
   Graphic Packaging Holding Co.                           154,000   1,925,000       0.0%
#  Greif, Inc. Class A                                       4,885     228,911       0.0%
   Huntsman Corp.                                           50,242     851,602       0.0%
#* Ingevity Corp.                                           33,431   1,384,043       0.0%
   International Paper Co.                                 485,829  21,876,880       0.4%
   Kaiser Aluminum Corp.                                    27,181   1,970,351       0.0%
   KapStone Paper and Packaging Corp.                       80,984   1,469,050       0.0%
*  Kraton Corp.                                              5,435     139,299       0.0%
*  Louisiana-Pacific Corp.                                 173,457   3,182,936       0.1%
   Martin Marietta Materials, Inc.                          23,633   4,381,085       0.1%
   Materion Corp.                                           18,497     560,459       0.0%
   Mercer International, Inc.                               21,725     171,627       0.0%
   Minerals Technologies, Inc.                              34,280   2,303,616       0.1%
#  Mosaic Co. (The)                                         17,274     406,457       0.0%
   Myers Industries, Inc.                                   56,992     686,754       0.0%
#  Neenah Paper, Inc.                                        7,684     613,952       0.0%
   Newmont Mining Corp.                                     93,868   3,476,871       0.1%
*  Northern Technologies International Corp.                 3,035      42,186       0.0%
   Nucor Corp.                                              83,945   4,100,713       0.1%
#  Olin Corp.                                               69,801   1,530,736       0.0%
   Olympic Steel, Inc.                                       9,986     230,577       0.0%
   PH Glatfelter Co.                                        50,600   1,124,332       0.0%
   PolyOne Corp.                                             5,174     151,236       0.0%
   Reliance Steel & Aluminum Co.                            93,801   6,451,633       0.1%
#* Resolute Forest Products, Inc.                            1,817       8,631       0.0%
#  Schnitzer Steel Industries, Inc. Class A                    400       9,660       0.0%
   Sensient Technologies Corp.                              38,101   2,838,905       0.1%
   Steel Dynamics, Inc.                                     94,919   2,606,476       0.1%
#* Stillwater Mining Co.                                    55,630     740,992       0.0%
   SunCoke Energy, Inc.                                     62,210     635,164       0.0%
#  Synalloy Corp.                                            5,144      52,983       0.0%
   Tredegar Corp.                                           27,973     517,500       0.0%
   Tronox, Ltd. Class A                                      1,600      12,960       0.0%
#* Universal Stainless & Alloy Products, Inc.                6,269      65,824       0.0%
   Vulcan Materials Co.                                     58,246   6,593,447       0.1%
#  Westlake Chemical Corp.                                 158,152   8,190,692       0.2%
   WestRock Co.                                            200,591   9,265,298       0.2%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES       VALUE+     OF NET ASSETS**
                                                           --------- -------------- ---------------
Materials -- (Continued)
   Worthington Industries, Inc.                               47,320 $    2,224,040       0.1%
                                                                     --------------      ----
Total Materials                                                         115,737,121       2.1%
                                                                     --------------      ----
Other -- (0.0%)
(degrees)#* Gerber Scientific, Inc. Escrow Shares             47,409             --       0.0%
(degrees)* Petrocorp, Inc. Escrow Shares                         900             --       0.0%
                                                                     --------------      ----
Total Other                                                                      --       0.0%
                                                                     --------------      ----
Real Estate -- (0.0%)
#  Alexander & Baldwin, Inc.                                  66,838      2,793,160       0.1%
   Griffin Industrial Realty, Inc.                             1,500         46,725       0.0%
                                                                     --------------      ----
Total Real Estate                                                         2,839,885       0.1%
                                                                     --------------      ----
Telecommunication Services -- (4.0%)
   AT&T, Inc.                                              5,474,287    201,399,019       3.6%
#  ATN International, Inc.                                        84          5,682       0.0%
#  CenturyLink, Inc.                                         512,432     13,620,443       0.2%
#  Frontier Communications Corp.                             696,949      2,801,735       0.1%
#* General Communication, Inc. Class A                        37,073        587,236       0.0%
#* Iridium Communications, Inc.                               14,800        120,620       0.0%
(degrees)* Leap Wireless International, Inc.                   8,393             --       0.0%
*  Lumos Networks Corp.                                          500          7,105       0.0%
#* ORBCOMM, Inc.                                              44,499        397,376       0.0%
#  Shenandoah Telecommunications Co.                         112,708      2,975,491       0.1%
   Spok Holdings, Inc.                                        12,522        226,022       0.0%
#* Sprint Corp.                                              422,600      2,603,216       0.1%
#* T-Mobile US, Inc.                                         113,786      5,658,578       0.1%
   Telephone & Data Systems, Inc.                            111,207      2,873,589       0.1%
*  United States Cellular Corp.                                7,591        266,064       0.0%
   Verizon Communications, Inc.                               43,648      2,099,469       0.0%
#* Vonage Holdings Corp.                                      85,934        589,507       0.0%
                                                                     --------------      ----
Total Telecommunication Services                                        236,231,152       4.3%
                                                                     --------------      ----
Utilities -- (0.1%)
*  Calpine Corp.                                              62,921        748,760       0.0%
   Consolidated Water Co., Ltd.                                6,656         74,547       0.0%
   NRG Energy, Inc.                                          241,908      2,571,482       0.1%
#  Ormat Technologies, Inc.                                   20,134        971,063       0.0%
   UGI Corp.                                                  27,306      1,263,995       0.0%
                                                                     --------------      ----
Total Utilities                                                           5,629,847       0.1%
                                                                     --------------      ----
TOTAL COMMON STOCKS                                                   5,530,544,712      99.9%
                                                                     --------------      ----
RIGHTS/WARRANTS -- (0.0%)
(degrees)#* Safeway Casa Ley Contingent Value Rights         157,807        160,158       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES       VALUE+     OF NET ASSETS**
                                                           ---------- -------------- ---------------
(degrees)#* Safeway PDC, LLC Contingent Value Rights          157,807 $        7,701        0.0%
                                                                      --------------      -----
TOTAL RIGHTS/WARRANTS                                                        167,859        0.0%
                                                                      --------------      -----
TOTAL INVESTMENT SECURITIES                                            5,530,712,571
                                                                      --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   State Street Institutional U.S. Government Money
     Market Fund, 0.260%                                   11,204,446     11,204,446        0.2%
                                                                      --------------      -----
SECURITIES LENDING COLLATERAL -- (5.2%)
(S)@ DFA Short Term Investment Fund                        26,327,188    304,658,223        5.5%
                                                                      --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,671,390,515)                   $5,846,575,240      105.6%
                                                                      ==============      =====

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           --------------------------------------------------
                                                              LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                           -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary                                  $  858,863,116           --   --    $  858,863,116
   Consumer Staples                                           479,912,142           --   --       479,912,142
   Energy                                                     752,630,787           --   --       752,630,787
   Financials                                               1,141,179,284           --   --     1,141,179,284
   Health Care                                                614,420,956           --   --       614,420,956
   Industrials                                                658,990,775           --   --       658,990,775
   Information Technology                                     664,109,647           --   --       664,109,647
   Materials                                                  115,737,121           --   --       115,737,121
   Other                                                               --           --   --                --
   Real Estate                                                  2,839,885           --   --         2,839,885
   Telecommunication Services                                 236,231,152           --   --       236,231,152
   Utilities                                                    5,629,847           --   --         5,629,847
Rights/Warrants                                                        -- $    167,859   --           167,859
Temporary Cash Investments                                     11,204,446           --   --        11,204,446
Securities Lending Collateral                                          --  304,658,223   --       304,658,223
                                                           -------------- ------------   --    --------------
TOTAL                                                      $5,541,749,158 $304,826,082   --    $5,846,575,240
                                                           ============== ============   ==    ==============

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.EXHIBITS.

    (a)(1) Code of Ethics is filed herewith.

    (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

    (a)(3) This item is not applicable.

    (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:  /s/ David G. Booth
     -----------------------------------
     David G. Booth
     Chairman, Trustee, President and
     Co-Chief Executive Officer

Date: January 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ David G. Booth
     -----------------------------------
     David G. Booth
     Principal Executive Officer
     The DFA Investment Trust Company

Date: January 4, 2017


By:  /s/ Gregory K. Hinkle
     -----------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     The DFA Investment Trust Company

Date: January 4, 2017